                                                    REGISTRATION NO. 333-103199
                                                     REGISTRATION NO. 811-04335
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                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-6
                           REGISTRATION STATEMENT
                                   UNDER
                         THE SECURITIES ACT OF 1933      [X]
                        PRE-EFFECTIVE AMENDMENT NO.      [_]
                      POST-EFFECTIVE AMENDMENT NO. 41    [X]
                                   AND/OR
                           REGISTRATION STATEMENT
                                   UNDER
                     THE INVESTMENT COMPANY ACT OF 1940  [X]
                             AMENDMENT NO. 146           [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                              SEPARATE ACCOUNT FP
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  SHANE DALY
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):
    [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [X]On May 1, 2018 pursuant to paragraph (b) of Rule 485.
    [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (        ) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered

   Units of interest in Separate Account FP.

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                                     NOTE

This Post-Effective Amendment No. 41 ("PEA") to the Form N-6 Registration Statement No. 333-103199 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account FP is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Prospectuses, Supplement and Statements of Additional Information. Part C has also been updated pursuant to the requirements of Form N-6. The PEA does not amend any other part of the Registration Statement except as specifically noted herein.

Incentive Life(R)

An individual flexible premium variable life insurance policy issued by AXA Equitable Life Insurance Company with variable investment options offered under AXA Equitable's Separate Account FP.


PROSPECTUS DATED MAY 1, 2018


PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING, OR TAKING ANY OTHER ACTION UNDER A POLICY. THIS PROSPECTUS SUPERSEDES ALL PRIOR PROSPECTUSES AND SUPPLEMENTS. ALSO, YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST, WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

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This prospectus describes the Incentive Life(R) policy, but is not itself a policy. This prospectus is a disclosure document and describes all of the policy's material features, benefits, rights and obligations, as well as other information. The description of the policy's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the policy are changed after the date of this prospectus in accordance with the policy, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. To make this prospectus easier to read, we sometimes use different words than the policy. AXA Equitable or your financial professional can provide any further explanation about your policy.

This policy is no longer being sold. This prospectus is for current policy owners only. You should note that your policy features and charges, and your investment options, may vary depending on the state and/or the date on which you purchased your policy. For more information about the particular features, charges and options available to you, please contact your financial professional and/or refer to your policy.

WHAT IS INCENTIVE LIFE(R)?

Incentive Life(R) provides life insurance coverage, plus the opportunity for you to earn a return in our guaranteed interest option and/or one or more of the following variable investment options:

VARIABLE INVESTMENT OPTIONS
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.. 1290 VT Convertible Securities
.. 1290 VT DoubleLine Dynamic Allocation
.. 1290 VT DoubleLine Opportunistic Bond
.. 1290 VT Equity Income
.. 1290 VT GAMCO Mergers & Acquisitions
.. 1290 VT GAMCO Small Company Value
.. 1290 VT SmartBeta Equity

.. 1290 VT Socially Responsible


.. All Asset Growth-Alt 20
.. American Century VP Mid Cap Value
.. American Funds Insurance Series(R) Global Small Capitalization Fund/SM/
.. American Funds Insurance Series(R) New World Fund(R)
.. AXA Aggressive Allocation/(1)/
.. AXA Conservative Allocation/(1)/
.. AXA Conservative-Plus Allocation/(1)/
.. AXA Global Equity Managed Volatility
.. AXA 400 Managed Volatility
.. AXA 500 Managed Volatility
.. AXA 2000 Managed Volatility
.. AXA International Core Managed Volatility
.. AXA International Managed Volatility
.. AXA International Value Managed Volatility
.. AXA Large Cap Core Managed Volatility
.. AXA Large Cap Growth Managed Volatility
.. AXA Large Cap Value Managed Volatility
.. AXA Mid Cap Value Managed Volatility
.. AXA Moderate Allocation/(1)/
.. AXA Moderate-Plus Allocation/(1)/
.. AXA/AB Small Cap Growth
.. AXA/ClearBridge Large Cap Growth
.. AXA/ Janus Enterprise
.. AXA/Loomis Sayles Growth
.. Charter/SM/ Multi-Sector Bond
.. Charter/SM/ Small Cap Growth
.. Charter/SM/ Small Cap Value
.. EQ/BlackRock Basic Value Equity
.. EQ/Capital Guardian Research
.. EQ/Common Stock Index
.. EQ/Core Bond Index
.. EQ/Equity 500 Index
.. EQ/Global Bond PLUS
.. EQ/Intermediate Government Bond
.. EQ/International Equity Index
.. EQ/Invesco Comstock
.. EQ/JPMorgan Value Opportunities
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Value Index
.. EQ/MFS International Growth
.. EQ/Mid Cap Index
.. EQ/Money Market
.. EQ/PIMCO Ultra Short Bond
.. EQ/Quality Bond PLUS
.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. EQ/UBS Growth and Income
.. Fidelity(R) VIP Contrafund(R)
.. Fidelity(R) VIP Growth & Income
.. Fidelity(R) VIP Mid Cap
.. Franklin Mutual Shares VIP
.. Franklin Rising Dividends VIP
.. Franklin Small Cap Value VIP
.. Franklin Strategic Income VIP
.. Goldman Sachs VIT Mid Cap Value
.. Invesco V.I. Global Real Estate
.. Invesco V.I. International Growth
.. Invesco V.I. Mid Cap Core Equity
.. Invesco V.I. Small Cap Equity
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VARIABLE INVESTMENT OPTIONS
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.. Ivy VIP Energy
.. Ivy VIP High Income
.. Ivy VIP Mid Cap Growth
.. Ivy VIP Science and Technology
.. Ivy VIP Small Cap Growth
.. Lazard Retirement Emerging Markets Equity
.. MFS(R) International Value
.. MFS(R) Investors Trust
.. MFS(R) Massachusetts Investors Growth Stock
.. Multimanager Aggressive Equity
.. Multimanager Core Bond
.. Multimanager Mid Cap Growth
.. Multimanager Mid Cap Value
.. Multimanager Technology
.. PIMCO CommodityRealReturn(R) Strategy
.. PIMCO Real Return
.. PIMCO Total Return
.. T. Rowe Price Equity Income II
.. Target 2025 Allocation
.. Target 2035 Allocation
.. Target 2045 Allocation
.. Target 2055 Allocation
.. Templeton Developing Markets VIP
.. Templeton Global Bond VIP
.. Templeton Growth VIP
.. VanEck VIP Global Hard Assets
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(1)Also referred to as an "AXA Allocation investment option" in this prospectus.



Amounts that you allocate under your policy to any of the variable investment options are invested in a corresponding "Portfolio" that is part of one of the trusts (the "Trusts"), which are mutual funds. Please see "About the Portfolios of the Trusts" for more information about the Portfolios and the Trusts. Your investment results in a variable investment option will depend on those of the related Portfolio. Any gains will generally be tax deferred and the life insurance benefits we pay if the policy's insured person dies will generally be income tax free.

OTHER CHOICES YOU HAVE. You have considerable flexibility to tailor the policy to meet your needs. For example, subject to our rules, you can (1) choose when and how much you contribute (as "premiums") to your policy, (2) pay certain premium amounts to guarantee that your insurance coverage will continue for at least a certain number of years, regardless of investment performance,
(3) borrow or withdraw amounts you have accumulated, (4) change the amount of insurance coverage, (5) choose between two life insurance benefit options,
(6) elect to receive an insurance benefit if the insured person becomes terminally ill, and (7) obtain certain optional benefits that we offer by "riders" to your policy.

OTHER AXA EQUITABLE POLICIES. We offer a variety of fixed and variable life insurance policies which offer policy features, including investment options, that are different from those offered by this prospectus. Not every policy is offered through your financial professional. Replacing existing insurance with Incentive Life(R) or another policy may not be to your advantage. You can contact us to find out more about any other AXA Equitable insurance policy.



THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE POLICIES ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

                                                                         AA+ADL

                                                                        #523555

Contents of this Prospectus

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      --------------------------------------------------------------------
      1. RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND
        RISKS                                                          5
      --------------------------------------------------------------------
      How you can pay for and contribute to your policy                5
      The minimum amount of premiums you must pay                      5
      You can guarantee that your policy will not terminate before a
        certain date                                                   6
      You can elect a "paid up" death benefit guarantee                6
      Investment options within your policy                            7
      About your life insurance benefit                                7
      You can increase or decrease your insurance coverage             8
      Accessing your money                                             9
      Risks of investing in a policy                                   9

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      2. RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU
        WILL PAY                                                      10
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      Tables of policy charges                                        10
      How we allocate charges among your investment options           13
      Changes in charges                                              13

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      3. WHO IS AXA EQUITABLE?                                        14
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      How to reach us                                                 15
      About our Separate Account FP                                   15
      Your voting privileges                                          16
      About the Trusts                                                16

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      4. ABOUT THE PORTFOLIOS OF THE TRUSTS                           17
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      Portfolios of the Trusts                                        18

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      5. DETERMINING YOUR POLICY'S VALUE                              26
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      Your account value                                              26

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      6. TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT
        OPTIONS                                                       27
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      Transfers you can make                                          27
      How to make transfers                                           27
      Our automatic transfer service                                  27
      Our asset rebalancing service                                   28


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"We,""our," and "us" refer to AXA Equitable. "Financial professional" means the registered representative of either AXA Advisors or an unaffiliated broker dealer which has entered into a selling agreement with AXA Distributors who is offering you this policy.
When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the policy's owner. If a policy has more than one owner, all owners must join in the exercise of any rights an owner has under the policy, and the word "owner" therefore refers to all owners.



When we use the word "state," we also mean any other local jurisdiction whose laws or regulations affect a policy.
This prospectus does not offer Incentive Life(R) anywhere such offers are not lawful. AXA Equitable does not authorize any information or representation about the offering other than that contained or incorporated in this prospectus, in any current supplements thereto, or in any related sales materials authorized by AXA Equitable.

                          CONTENTS OF THIS PROSPECTUS

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    7. ACCESSING YOUR MONEY                                             29
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    Borrowing from your policy                                          29
    Making withdrawals from your policy                                 29
    Surrendering your policy for its net cash surrender value           30
    Your option to receive a terminal illness living benefit            30

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    8. TAX INFORMATION                                                  31
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    Basic income tax treatment for you and your beneficiary             31
    Tax treatment of distributions to you (loans, partial withdrawals,
      and full surrender)                                               31
    Tax treatment of living benefits proceeds                           33
    Business and employer owned policies                                33
    Requirement that we diversify investments                           33
    Estate, gift, and generation-skipping taxes                         33
    Pension and profit-sharing plans                                    34
    Split-dollar and other employee benefit programs                    34
    ERISA                                                               34
    3.8% Tax on Net Investment Income or "NII"                          34
    Our taxes                                                           34
    Tax withholding and information reporting                           34
    Possibility of future tax changes and other tax information         35

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    9. MORE INFORMATION ABOUT POLICY FEATURES AND
      BENEFITS                                                          36
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    Alternative higher death benefit in certain cases                   36
    Guarantee premium test for no-lapse guarantees                      36
    Paid up death benefit guarantee                                     37
    Other benefits you can add by rider                                 37
    Customer loyalty credit                                             38
    Variations among Incentive Life(R) policies                         38
    Your options for receiving policy proceeds                          39
    Your right to cancel within a certain number of days                39

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    10. MORE INFORMATION ABOUT CERTAIN POLICY CHARGES                   40
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    Deducting policy charges                                            40
    Charges that the Trusts deduct                                      43

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    11. MORE INFORMATION ABOUT PROCEDURES THAT APPLY
      TO YOUR POLICY                                                    44
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    Dates and prices at which policy events occur                       44
    Policy issuance                                                     44
    Ways to make premium and loan payments                              45
    Assigning your policy                                               45
    You can change your policy's insured person                         45
    Requirements for surrender requests                                 46
    Gender-neutral policies                                             46
    Future policy exchanges                                             46


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    12. MORE INFORMATION ABOUT OTHER MATTERS                           47
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    About our general account                                          47
    Transfers of your account value                                    47
    Telephone and Internet requests                                    48
    Cybersecurity                                                      49
    Suicide and certain misstatements                                  49
    When we pay policy proceeds                                        49
    Changes we can make                                                49
    Reports we will send you                                           50
    Distribution of the policies                                       50
    Legal proceedings                                                  52

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    13. FINANCIAL STATEMENTS OF SEPARATE ACCOUNT FP AND AXA EQUITABLE  53
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    14. PERSONALIZED ILLUSTRATIONS                                     54
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    Illustrations of policy benefits                                   54

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    REQUESTING MORE INFORMATION                                        55
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      Statement of Additional Information                              55
      Table of Contents                                                55
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                          CONTENTS OF THIS PROSPECTUS

An index of key words and phrases

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This index should help you locate more information on the terms used in this prospectus.


                                                                PAGE

           account value                                          26
           Administrative office                                  15
           age                                                    45
           Allocation date                                         7
           alternative death benefit                              36
           amount at risk                                         41
           anniversary; anniversaries                             44
           assign; assignment                                     45
           automatic transfer service                         27, 44
           AXA Equitable                                          14
           AXA Equitable Access Account                           39
           AXA Equitable Holdings, Inc.                           14
           basis                                                  32
           beneficiary                                         7, 39
           business day                                           44
           Cash Surrender Value                               30, 40
           Code                                                   31
           collateral                                             29
           cost of insurance charge                               41
           cost of insurance rates                                41
           customer loyalty credit                                38
           day                                                    44
           death benefit guarantee                                 6
           default                                                 5
           disruptive transfer activity                       27, 47
           enhanced death benefit guarantee                        6
           face amount                                             7
           grace period                                            5
           guaranteed interest option                              7
           guarantee premium                                       6
           Guaranteed Interest Account                             7
           Incentive Life(R)                                       1
           Incentive term rider                                 7, 8
           insured person                                         45
           Internet                                               15
           investment funds                                        7
           investment option                                       1
           issue date                                             45
           lapse                                                   5


                                                                PAGE

           loan, loan interest                                    29
           market timing                                          47
           modified endowment contract                            31
           month, year                                            44
           monthly deduction                                       9
           net cash surrender value                               30
           no-lapse guarantee                                      6
           Option A, B                                             7
           our                                                     2
           owner                                                   2
           paid up                                                31
           paid up death benefit guarantee                     6, 37
           partial withdrawal                                     29
           payment option                                         39
           planned periodic premium                                5
           policy                                                  5
           Portfolio                                               1
           premium payments                                        5
           prospectus                                              1
           rebalancing                                            28
           receive                                                44
           restore, restoration                                6, 32
           riders                                                  1
           SEC                                                     1
           Separate Account FP                                    15
           state                                                   2
           subaccount                                             15
           surrender                                              30
           surrender charge                                       10
           target premium                                     40, 50
           transfers                                              27
           Trusts                                              1, 17
           units                                                  26
           unit values                                            15
           us                                                      2
           variable investment option                           1, 7
           we                                                      2
           withdrawal                                             29
           you, your                                               2

                       AN INDEX OF KEY WORDS AND PHRASES

1. Risk/benefit summary: Policy features, benefits and risks

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Incentive Life(R) is a variable life insurance policy that provides you with flexible premium payment plans and benefits to meet your specific needs. The basic terms of the policy require you to make certain payments in return for life insurance coverage. The payments you can make and the coverage you can receive under this "base policy" are described below.

Riders to your base policy can increase the benefits you receive and affect the amounts you pay in certain circumstances. Available riders are listed in "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus.

HOW YOU CAN PAY FOR AND CONTRIBUTE TO YOUR POLICY

PREMIUM PAYMENTS. We call the amounts you contribute to your policy "premiums" or "premium payments." The amount we require as your first premium varies depending on the specifics of your policy and the insured person. Each subsequent premium payment must be at least $100, although we can increase this minimum if we give you advance notice. (Policies on an automatic premium payment plan may have different minimums.) Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount.

SECTION 1035 EXCHANGES OF POLICIES WITH OUTSTANDING LOANS. If we approve, you may purchase an Incentive Life(R) policy through an assignment and exchange of another life insurance policy with a cash surrender value pursuant to a valid exchange under Section 1035 of the Internal Revenue Code (the "Code"). If such other policy is subject to a policy loan, we may permit you to carry over all or a portion of such loan to the Incentive Life(R) policy, subject to our administrative rules then in effect. In this case, we will treat any cash paid, plus any loaned amount carried over to the Incentive Life(R) policy, as premium received in consideration of our issuing the policy. If we allow you to carry over all or a portion of any such outstanding loan, then we will hold amounts securing such loan in the same manner as the collateral for any other policy loan, and your policy also will be subject to all our other rules regarding loans (see "Borrowing from your policy" later in this prospectus).

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YOU CAN GENERALLY PAY PREMIUMS AT SUCH TIMES AND IN SUCH AMOUNTS AS YOU LIKE,
SO LONG AS YOU DON'T EXCEED CERTAIN LIMITS DETERMINED BY THE FEDERAL INCOME TAX LAWS APPLICABLE TO LIFE INSURANCE.
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LIMITS ON PREMIUM PAYMENTS. The federal tax law definition of "life insurance" limits your ability to pay certain high levels of premiums (relative to the amount of your policy's insurance coverage). Also, if your premium payments exceed certain other amounts specified under the Internal Revenue Code, your policy will become a "modified endowment contract," which may subject you to additional taxes and penalties on any distributions from your policy. See "Tax information" later in this prospectus. We may return any premium payments that would exceed those limits to you.

You can ask your financial professional to provide you with an Illustration of Policy Benefits that shows you the amount of premiums you can pay, based on various assumptions, without exceeding these tax law limits. The tax law limits can change as a result of certain changes you make to your policy. For example, a reduction in the face amount of your policy may reduce the amount of premiums that you can pay and may impact whether your policy is a modified endowment contract.

If at any time when your policy's account value is high enough that the "alternative higher death benefit" discussed later in this prospectus would apply, we reserve the right to limit the amount of any premiums that you pay, unless the insured person provides us with evidence of insurability satisfactory to us.

PLANNED PERIODIC PREMIUMS. Page 3 of your policy will specify a "planned periodic premium." This is the amount that you request us to bill you. However, payment of these or any other specific amounts of premiums is not mandatory. You need to pay only the amount of premiums (if any) necessary to keep your policy from lapsing and terminating as discussed below.

THE MINIMUM AMOUNT OF PREMIUMS YOU MUST PAY

POLICY "LAPSE" AND TERMINATION. Your policy will lapse (also referred to in your policy as "default") if it does not have enough "net cash surrender value" to pay your policy's monthly charges when due unless:

..   you have paid sufficient premiums to maintain one of our available guarantees against termination, your policy is still within the period of that guarantee, and you do not have an outstanding loan (see "You can guarantee that your policy will not terminate before a certain date" below) or

..   you have elected the "paid up" death benefit guarantee and it remains in effect, and you do not have an outstanding loan (see "You can elect a "paid up" death benefit guarantee" below).

("Net cash surrender value" is explained under "Surrendering your policy for its net cash surrender value" later in this prospectus.)

We will mail a notice to you at your last known address if your policy lapses. You will have a 61-day grace period to pay at least an amount prescribed in your policy which would be enough to keep your policy in force for approximately three months (without regard to investment performance). You may not make any transfers or request any other policy changes during a grace period. If we do not receive your payment by the end of the grace period, your policy (and all riders to the policy) will terminate without value and all coverage under your policy will cease. We will mail an additional notice to you if your policy terminates.

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YOUR POLICY WILL TERMINATE IF YOU DON'T PAY ENOUGH PREMIUMS (I) TO PAY THE CHARGES WE DEDUCT OR (II) TO MAINTAIN IN EFFECT ONE OF THE GUARANTEES THAT CAN KEEP YOUR POLICY FROM TERMINATING. HOWEVER, WE WILL FIRST SEND YOU A NOTICE AND GIVE YOU THE OPPORTUNITY TO PAY ANY SHORTFALL.
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           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

You may owe taxes if your policy terminates while you have a loan outstanding, even though you receive no additional money from your policy at that time. See "Tax information," later in this prospectus.

RESTORING A TERMINATED POLICY. To have your policy "restored" (put back in force), you must apply within six months after the date of termination. In some states, you may have a longer period of time. You must also (i) present evidence of insurability satisfactory to us; and (ii) pay at least the amount of premium that we require. The amount of payment will not be more than an amount sufficient to cover (i) total monthly deductions for 3 months, calculated from the effective date of restoration; (ii) any excess of the applicable surrender charge on the date of restoration over the surrender charge that was deducted on the date of default; and (iii) the premium charge. We will determine the amount of this required payment as if no interest or investment performance were credited to or charged against your policy account. Your policy contains additional information about the minimum amount of this premium and about the values and terms of the policy after it is restored and the effective date of such restoration. You may only restore your policy if it has terminated without value. You may not restore a policy that was given up for its net cash surrender value.

YOU CAN GUARANTEE THAT YOUR POLICY WILL NOT TERMINATE BEFORE A CERTAIN DATE

You can generally guarantee that your policy will not terminate for a number of years by paying at least certain specified amounts of premiums. We call these amounts "guarantee premiums" and they will be set forth on page 3 of your policy. In most states you have three options for how long the guarantee will last. One of these options is discussed below under "Enhanced death benefit guarantee." The other two guarantee options are as follows:

(1)a guarantee for the first five years of your policy (the policy calls this the "no-lapse guarantee")

                                      or

(2)a guarantee until the insured reaches age 70, but in no case less than 10 years (the policy calls this the "death benefit guarantee"). If your policy is issued with the Incentive Term rider, the "death benefit guarantee" is not available. See the Incentive Term rider section under "Other benefits you can add by rider" later in this prospectus, for more information.

In some states, these guarantees may be unavailable, limited to shorter periods, or referred to by different names.

We make no extra charge for either of these two guarantees against policy termination. However, in order for either of those guarantees to be available, you must have satisfied the "guarantee premium test" (discussed in "Guarantee premium test for no-lapse guarantees" under "More information about policy features and benefits" later in this prospectus) and you must not have any outstanding policy loans. Maintaining the "age 70/10 year" guarantee against policy termination (where available) will require you to pay more premiums than maintaining only the five-year guarantee.

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IF YOU PAY AT LEAST CERTAIN PRESCRIBED AMOUNTS OF PREMIUMS, AND HAVE NO POLICY LOANS, YOUR POLICY WILL NOT TERMINATE FOR A NUMBER OF YEARS, EVEN IF THE VALUE IN YOUR POLICY BECOMES INSUFFICIENT TO PAY THE MONTHLY CHARGES.
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ENHANCED DEATH BENEFIT GUARANTEE. On your application for a policy, you may elect an enhanced death benefit guarantee rider, that will guarantee your policy against termination for a longer period of time than either of the two guarantee options described above. If elected, a monthly charge of $0.02 per $1,000 of the policy's face amount is deducted from your account value for this guarantee. To elect this feature, all of your policy's account value must be allocated to our variable investment options.

While the enhanced death benefit guarantee is in effect, your policy will not lapse, even if your net cash surrender value is insufficient to pay a monthly deduction that has become due, as long as you do not have an outstanding loan (or you repay the loan within the 61-day grace period). This guarantee is available for the following periods:

(a)If you have always chosen death benefit Option A, for the life of the insured person; or

(b)If you have ever selected death benefit Option B (even if you subsequently changed it to Option A), until the later of the policy anniversary nearest to when the insured person reaches age 80 or the end of the 15th year of the policy.

This option is not available in all states or if your policy is issued with the Incentive Term rider.

If you have elected the enhanced death benefit guarantee, we test on each policy anniversary to see if the required premium (the enhanced death benefit "guarantee premium") has been paid. (The enhanced death benefit guarantee premium will be set forth on page 3 of your policy on a monthly basis.) The required premium has been paid if the total of all premiums paid, less all withdrawals, is at least equal to the total of all enhanced death benefit guarantee premiums due to date. Unlike the test for the shorter duration guarantees discussed above, we do not compound these amounts using any hypothetical interest rate.

If the required premium has not been paid as of any policy anniversary, we will mail you a notice requesting that you send us the shortfall. If we do not receive this additional premium, the enhanced death benefit guarantee will terminate. The enhanced death benefit guarantee also will terminate if you request that we cancel it, or if you allocate any value to our guaranteed interest option. If the enhanced death benefit guarantee terminates, the related charge terminates, as well. Once terminated, this guarantee can never be reinstated or restored.

YOU CAN ELECT A "PAID UP" DEATH BENEFIT GUARANTEE

Under certain circumstances and subject to our approval, you may elect to take advantage of our "paid up" death benefit guarantee at any time after the fourth year of your policy. If you elect the paid up death benefit guarantee, we may initially reduce your base policy's face amount (see below). Thereafter, your policy will not lapse and the death benefit will never be less than the base policy's face amount, so long as the guarantee remains in effect. The guarantee will terminate, however, if (i) at any time following the election, the sum of any outstanding policy loans, accrued interest, and any "restricted" amount due to exercise of a living benefits rider, together with any then applicable surrender charge, exceeds your policy's account value, or if (ii) you request us to terminate the election. For more information about the circumstances under which you can elect

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS the paid-up death benefit, the possible reduction in face amount after this guarantee is elected, (including the possible imposition of surrender charges upon such reduction), and other effects of this guarantee on your policy, see "Paid up death benefit guarantee" under "More information about policy features and benefits" later in this prospectus.

INVESTMENT OPTIONS WITHIN YOUR POLICY

We will initially put all unloaned amounts which you have allocated to variable investment options into our EQ/Money Market investment option. On the first business day following the twentieth day after your policy is issued (the "Allocation Date"), we will reallocate that investment in accordance with your premium allocation instructions then in effect. You give such instructions in your application to purchase a policy. You can change the premium allocation percentages at any time, but this will not affect any prior allocations. The allocation percentages that you specify must always be in whole numbers and total exactly 100%.

The policy is between you and AXA Equitable. The policy is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

--------------------------------------------------------------------------------
YOU CAN CHOOSE AMONG VARIABLE INVESTMENT OPTIONS.
--------------------------------------------------------------------------------

VARIABLE INVESTMENT OPTIONS. The available variable investment options are listed on the front cover of this prospectus. (Your policy and other supplemental materials may refer to these as "Investment Funds".) The investment results you will achieve in any one of these options will depend on the investment performance of the corresponding Portfolio that shares the same name as that option. That Portfolio follows investment practices, policies and objectives that are appropriate to the variable investment option you have chosen. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option.

The advisors who make the investment decisions for each Portfolio are set forth later in the prospectus under "About the Portfolios of the Trusts."

You will find other important information about each Portfolio in the separate prospectuses for each Trust which accompany this prospectus, including a comprehensive discussion of the risks of investing in each Portfolio. TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-777-6510 (FOR U.S. RESIDENTS) OR 1-704-341-7000 (OUTSIDE OF THE U.S.). We may add or delete variable investment options or Portfolios at any time.

GUARANTEED INTEREST OPTION. You can also allocate some or all of your policy's value to our guaranteed interest option. We, in turn, invest such amounts as part of our general assets. Periodically, we declare a fixed rate of interest (3% minimum) on amounts that you allocate to our guaranteed interest option. We credit and compound the interest daily at an effective annual rate that equals the declared rate. The rates we are at any time declaring on outstanding policies may differ from the rates we are then declaring for newly issued policies. (The guaranteed interest option is part of what your policy and other supplemental material may refer to as the "Guaranteed Interest Account.")

--------------------------------------------------------------------------------
WE WILL PAY AT LEAST 3% ANNUAL INTEREST ON OUR GUARANTEED INTEREST OPTION.
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ABOUT YOUR LIFE INSURANCE BENEFIT

YOUR POLICY'S FACE AMOUNT. In your application to buy an Incentive Life(R) policy, you tell us how much insurance coverage you want on the life of the insured person. We call this the "face amount" of the base policy. $50,000 is the smallest amount of coverage you can request.

If you are applying for $1.1 million or more of coverage, you should consider whether it would be to your advantage to take out some of your coverage under our Incentive Term rider. This rider generally provides fewer guarantees and lower charges. See "The Incentive Term rider" below.

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IF THE INSURED PERSON DIES, WE PAY A LIFE INSURANCE BENEFIT TO THE
"BENEFICIARY" YOU HAVE NAMED. THE AMOUNT WE PAY DEPENDS ON WHETHER YOU HAVE CHOSEN DEATH BENEFIT OPTION A OR DEATH BENEFIT OPTION B. WE ALSO HAVE OPTIONS AVAILABLE FOR THE MANNER IN WHICH WE PAY DEATH BENEFITS (SEE "YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS" UNDER "MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS" LATER IN THIS PROSPECTUS).
--------------------------------------------------------------------------------

YOUR POLICY'S "DEATH BENEFIT" OPTIONS. In your policy application, you also choose whether the basic amount (or "benefit") we will pay if the insured person dies is:

..   Option A -- THE POLICY'S FACE AMOUNT on the date of the insured person's death. The amount of this death benefit doesn't change over time, unless you take any action that changes the policy's face amount;

                                      or

..   Option B -- THE FACE AMOUNT PLUS THE POLICY'S "ACCOUNT VALUE" on the date of death. Under this option, the amount of death benefit generally changes from day to day, because many factors (including investment performance, charges, premium payments and withdrawals) affect your policy's account value.

Your policy's "account value" is the total amount that at any time is earning interest for you or being credited with investment gains and losses under your policy. (Account value is discussed in more detail under "Determining your policy's value" later in this prospectus.)

Under Option B, your policy's death benefit will tend to be higher than under Option A, assuming the same policy face amount and policy account value. As a result, the monthly insurance charge we deduct will also be higher, to compensate us for our additional risk.

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

ALTERNATIVE HIGHER DEATH BENEFIT IN LIMITED CASES. Your policy is designed to always provide a minimum level of insurance protection relative to your policy's account value, in part to meet the Internal Revenue Code's definition of "life insurance." For more information on the alternative higher death benefit and for information on other adjustments to the death benefit, see "More information about policy features and benefits" later in this prospectus.

THE INCENTIVE TERM RIDER. The Incentive Term rider allows you to purchase additional coverage on the insured person if the face amount of your base Incentive Life(R) policy is $1,000,000 or more. The minimum amount available is $100,000 and the maximum amount is equal to 80% of the total amount (which is the base policy face amount plus the face amount under the Incentive Term rider). Choosing term coverage under this rider in lieu of coverage under your base Incentive Life(R) policy can reduce your total charges. Our "cost of insurance" charges under the Incentive Term rider are currently lower than they are for coverage under the base policy, and this coverage does not have surrender charges. We reserve the right to raise the insurance rates for this rider at any time so that they could exceed the rates for the base policy. But rates for the term rider will not be raised above the maximum rates we are permitted to charge under your base policy.

If your policy is issued with an Incentive Term rider, the "death benefit guarantee" and the "enhanced" death benefit guarantee are not available. Further, the "paid up" death benefit guarantee is only available with respect to the base coverage. Therefore, if any of these death benefit guarantees is your priority, you should not take any coverage under the Incentive Term rider.

Except as noted in the next sentence, if you request a face amount decrease (or a partial withdrawal that results in a face amount decrease) or a face amount increase, we will adjust your base policy face amount and your Incentive Term rider face amount proportionately, so that the ratio between the two remains the same. However, to the extent that such a reduction of the base policy face amount would cause the face amount to fall below the minimum we are then requiring for new policies, we will make such reduction from the Incentive Term rider face amount only.

Any change in the death benefit option will not change the Incentive Term rider's face amount, unless the alternative death benefit is in effect. If it is, any change in your death benefit option will cause your Incentive Term rider's face amount to be automatically reduced as discussed below under "Change of death benefit option."

When the alternative death benefit becomes applicable, the death benefit under the base policy is increased and the death benefit under the Incentive Term rider is automatically reduced by the same amount (but not below zero).

Use of the Incentive Term rider instead of an equal amount of coverage under the base policy generally reduces commissions. Therefore, an agent may receive a higher commission for selling you a policy that does not include the Incentive Term rider.

See also "Tax information" later in this prospectus for certain possible tax consequences of face amount changes or adding or deleting riders.

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YOU CAN REQUEST A CHANGE IN YOUR DEATH BENEFIT OPTION ANY TIME AFTER THE SECOND YEAR OF THE POLICY; HOWEVER CHANGES TO OPTION B ARE NOT PERMITTED BEYOND THE POLICY YEAR IN WHICH THE INSURED PERSON REACHES AGE 80.
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CHANGE OF DEATH BENEFIT OPTION. If you change from Option A to Option B, we automatically reduce your base policy's face amount by an amount equal to your policy's account value at the time of the change. We may refuse this change if the policy's face amount would be reduced below our then current minimum for new policies. Changes from Option A to Option B are not permitted once the insured person reaches age 81.

If you change from Option B to Option A, we automatically increase your base policy's face amount by an amount equal to your policy's account value at the time of the change.

If the alternative death benefit (referenced above) is higher than the base policy's death benefit at the time of the change in death benefit option:

..   we will determine the new base policy face amount somewhat differently from the general procedures described above, and

..   we will automatically reduce the face amount of any Incentive Term rider that you then have in effect (we discuss the Incentive Term rider above under "The Incentive Term rider").

We will not deduct or establish any amount of surrender charge as a result of a change in death benefit option. Please refer to "Tax information" later in this prospectus, to learn about certain possible income tax consequences that may result from a change in death benefit option, including the effect of an automatic increase or decrease in face amount.

YOU CAN INCREASE OR DECREASE YOUR INSURANCE COVERAGE

If the face amount increase endorsement is issued with your policy, you may increase the life insurance coverage under your policy by requesting an increase in your policy's face amount. You can do so any time after the first year of your policy. You may request a decrease in your policy's face amount any time after the second year of your policy. The requested increase or decrease must be at least $10,000. Please refer to "Tax information" for certain possible tax consequences of changing the face amount.

We can refuse any requested increase or decrease. We will not approve any increase or decrease if we are at that time being required to waive charges or pay premiums under any optional disability waiver rider that is part of the policy. We will also not approve a face amount increase if the insured person has reached age 81.

The following additional conditions also apply:

FACE AMOUNT INCREASES. We treat an increase in face amount in many respects as if it were the issuance of a new policy. For example, you must submit satisfactory evidence that the insured person still meets our requirements for coverage. Also, we establish additional amounts of surrender charge and guarantee premiums under your policy for the face amount increase, reflecting the amount of additional coverage.

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

In most states, you can cancel the face amount increase within 10 days after you receive a new policy page showing the increase. If you cancel, we will reverse any charges attributable to the increase and recalculate all values under your policy to what they would have been had the increase not taken place.

The monthly insurance charge we make for the amount of the increase will be based on the age and other insurance risk characteristics of the insured person and the policy year at the time of the increase. If we refuse a requested face amount increase because the insured person's risk characteristics have become less favorable, we may issue the additional coverage as a separate policy we are then offering with a different insurance risk classification. In that case, we would waive the monthly administrative charge that otherwise would apply to that separate policy.

FACE AMOUNT DECREASES. You may not reduce the face amount below the minimum we are then requiring for new policies. Nor will we permit a decrease that would cause your policy to fail the Internal Revenue Code's definition of life insurance. Guarantee premiums, as well as our monthly deductions for the cost of insurance coverage, will generally decrease from the time you reduce the face amount.

If you reduce the face amount during the first 15 years of your policy, or during the first 15 years after a face amount increase you have requested, we will deduct all or part of the remaining surrender charge from your policy. Assuming you have not previously changed the face amount, the amount of surrender charge we will deduct will be determined by dividing the amount of the decrease by the initial face amount and multiplying that fraction by the total amount of surrender charge that still remains applicable to your policy. We deduct the charge from the same investment options as if it were a part of a regular monthly deduction under your policy.

In some cases, we may have to make a distribution to you from your policy at the time we decrease your policy's face amount or change your death benefit option. This may be necessary in order to preserve your policy's status as life insurance under the Internal Revenue Code. We may also be required to make such a distribution to you in the future on account of a prior decrease in face amount or change in death benefit option. This distribution may be taxable.

ACCESSING YOUR MONEY

You can access the money in your policy in different ways. You may borrow up to 90% of the difference between your policy's account value and any applicable surrender charges, less any outstanding loans (plus accrued loan interest) and less any amounts restricted following your receipt of a living benefits payment. We will charge interest on the amount of the loan. See "Borrowing from your policy" later in this prospectus for more information. You can also make a partial withdrawal of $500 or more of your net cash surrender value (defined later in this prospectus under "Surrendering your policy for its net cash surrender value") at any time after the first year of your policy. See "Making withdrawals from your policy" later in this prospectus for more information. Finally, you can surrender (turn in) your policy for its net cash surrender value at any time. See "Surrendering your policy for its net cash surrender value" later in this prospectus. See "Tax Information" later in this prospectus, for the tax treatment of the various ways in which you can access your money.

RISKS OF INVESTING IN A POLICY

The policy is unsuitable as a short-term savings vehicle. Some of the principal risks of investing in a policy are as follows:

..   If the investment options you choose perform poorly, you could lose some or all of the premiums you pay.

..   If the investment options you choose do not make enough money to pay for the policy charges, except to the extent provided by any guarantees against termination or death benefit guarantees you may have, you could have to pay more premiums to keep your policy from terminating.

..   If any policy loan and any accrued loan interest either equals or exceeds the cash surrender value, your policy will terminate subject to the policy's Grace Period provision.

..   We can increase, without your consent and subject to any necessary regulatory approvals, any charge that you currently pay at less than the maximum amount. We will not increase any charge beyond the highest maximum noted in the tables in the next chapter in "Tables of policy charges" under "Risk/benefit summary: Charges and expenses you will pay."

..   You may have to pay a surrender charge and there may be adverse tax consequences if you wish to discontinue some or all of your insurance coverage under a policy.

..   Partial withdrawals from your policy are available only after the first policy year and must be at least $500 and no more than the net cash surrender value. Under certain circumstances, we will automatically reduce your policy's face amount as a result of a partial withdrawal.

Your policy permits other transactions that also have risks. These and other risks and benefits of investing in a policy are discussed in detail throughout this prospectus.

A comprehensive discussion of the risks of each investment option may be found in the Trust prospectus for that investment option.

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

2. Risk/benefit summary: Charges and expenses you will pay

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TABLES OF POLICY CHARGES

For more information about some of these charges, see "Deducting policy charges" under "More information about certain policy charges" later in this prospectus. The illustrations of Policy Benefits that your financial professional will provide will show the impact of the actual current and guaranteed maximum rates, if applicable, of the following policy charges, based on various assumptions.

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy.

This table shows the charges that we deduct under the terms of your policy when you buy and each time you contribute to your policy, surrender the policy, reduce the face amount, transfer policy account value among investment options or the policy terminates without value at the end of a grace period. All charges are shown on a guaranteed maximum basis. The current charges may be lower than the guaranteed maximum for certain charges. Since the charges described in the table below vary based on individual characteristics of the insured, these charges may not be representative of the charge that you will pay. In particular, the initial amount of surrender charge depends on each policy's specific characteristics. Your financial professional can provide you with more information about these charges as they relate to the insured's particular characteristics. See "Deducting policy charges" under "More information about certain policy charges."

-------------------------------------------------------------------------------
 TRANSACTION FEES
-------------------------------------------------------------------------------
 CHARGE              WHEN CHARGE IS DEDUCTED         AMOUNT DEDUCTED
-------------------------------------------------------------------------------
                                                     6% of each premium
PREMIUM CHARGE       From each premium               payment/(1)/.
SURRENDER (TURNING   Upon surrender or upon          Initial surrender charge
IN) OR TERMINATION   termination without value at    per $1,000 of initial
OF YOUR POLICY       the end of a grace period.      base policy face
DURING ITS FIRST 15                                  amount:/(2)/
YEARS                                                Highest: $12.99
                                                     Lowest: $2.91
                                                     Representative: $6.30/(3)/
SURRENDER OR         Upon surrender or upon          Initial surrender charge
TERMINATION OF YOUR  termination without value at    per $1,000 of face amount
POLICY DURING THE    the end of a grace period.      increase:
FIRST 15 YEARS                                       Highest: $12.99
AFTER YOU HAVE                                       Lowest: $3.53
REQUESTED AN                                         Representative: $6.37/(4)/
INCREASE IN YOUR
POLICY'S FACE AMOUNT
REQUEST A DECREASE   Effective date of the decrease  A pro rata portion of the
IN YOUR POLICY'S                                     charge that would apply
FACE AMOUNT                                          to a full surrender at
                                                     the time of the decrease.
TRANSFERS AMONG      Upon transfer                   $25 per transfer./(5)/
INVESTMENT OPTIONS
ADDING A LIVING      At the time of the transaction  $100 (if elected after
BENEFITS RIDER                                       policy issue)
EXERCISE OF OPTION   At the time of the transaction  $250
TO RECEIVE A
"LIVING BENEFIT"
SPECIAL SERVICES
CHARGES
..   Wire transfer    At the time of the transaction  Current and Maximum
    charge/(6)/                                      Charge: $90
..   Express mail     At the time of the transaction  Current and Maximum
    charge/(6)/                                      Charge: $35
..   Policy           At the time of the transaction  Current and Maximum
    illustration                                     Charge: $25
    charge/(7)/
..   Duplicate        At the time of the transaction  Current and Maximum
    policy                                           Charge: $35
    charge/(7)/
..   Policy history   At the time of the transaction  Current and Maximum
    charge/(7)(8)/                                   Charge: $50
..   Charge for       At the time of the transaction  Current and Maximum
    returned                                         Charge: $25
    payments/(7)/
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            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

This table shows the fees and expenses that you will pay periodically during the time that you own the Policy, not including underlying Trust portfolio fees and expenses.

---------------------------------------------------------------------------------------------
 PERIODIC CHARGES OTHER THAN UNDERLYING TRUST PORTFOLIO OPERATING EXPENSES
---------------------------------------------------------------------------------------------
 CHARGE                     WHEN CHARGE IS DEDUCTED  AMOUNT DEDUCTED
---------------------------------------------------------------------------------------------
ADMINISTRATIVE CHARGE/(9)/  Monthly                               Issue Ages     Issue Ages
                                                     Policy Year  17 or Younger  18 or older
                                                     -----------  -------------  -----------

                                                      1           $10            $20
                                                      2           $10            $10
                                                      3+          $10            $10
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COST OF INSURANCE CHARGE/(9)(10)/  Monthly  Charge per $1,000 of amount for which we are at risk:/(11)/

                                            Highest: $83.34
                                            Lowest: $0.06
                                            Representative: $0.15/(12)/

MORTALITY AND EXPENSE RISK   Daily                             0.90% (annual rate) of your
CHARGE                                                         value in our variable
                                                               investment options.
---------------------------------------------------------------------------------------------
LOAN INTEREST SPREAD/(13)/   On each policy anniversary (or    2% of loan amount./(14)/
                             on loan termination, if earlier)
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OPTIONAL RIDER CHARGES       While the rider is in effect
---------------------------------------------------------------------------------------------
DISABILITY DEDUCTION WAIVER                                    Percentage of all other
                             Monthly                           monthly charges:

                                                               Highest: 132%
                                                               Lowest: 7%
                                                               Representative: 12%/(15)/
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DISABILITY PREMIUM WAIVER                                      Charge for disability
                                                               premium waiver per $1,000
                             Monthly                           of benefit for which
                                                               such rider is
                                                               purchased:/(16)/

                                                                 Initial base policy face
                                                                 amount:/(17)/
                                                                 Highest: $0.71
                                                                 Lowest: $0.02
                                                                 Representative:
                                                                 $0.07/(19)/

                                                                 Option to purchase
                                                                 additional insurance:
                                                                 Highest: $0.08
                                                                 Lowest: $0.02
                                                                 Representative:
                                                                 $0.03/(19)/

                                                                 Children's term insurance:
                                                                 Highest: $0.03
                                                                 Lowest: $0.01
                                                                 Representative:
                                                                 $0.01/(19)/

                                                                 10 year renewable term
                                                                 rider:
                                                                 Highest: $0.22
                                                                 Lowest: $0.007
                                                                 Representative:
                                                                 $0.007/(15)/

                                                                 Cost of living rider:
                                                                 Highest: $0.06
                                                                 Lowest: $0.003
                                                                 Representative:
                                                                 $0.02/(19)/
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OPTION TO PURCHASE           Monthly                           Charge per $1,000 of rider
ADDITIONAL INSURANCE                                           benefit amount:
                                                               Highest: $0.17
                                                               Lowest: $0.04
                                                               Representative: $0.16/(19)/
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            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

-------------------------------------------------------------------------------------
 PERIODIC CHARGES OTHER THAN
 UNDERLYING TRUST PORTFOLIO
 OPERATING EXPENSES
-------------------------------------------------------------------------------------
 CHARGE                         WHEN CHARGE IS DEDUCTED  AMOUNT DEDUCTED
-------------------------------------------------------------------------------------
ACCIDENTAL DEATH BENEFIT RIDER  Monthly                  Charge per $1,000 of rider
                                                         benefit amount:
                                                         Highest: $0.44
                                                         Lowest: $0.08
                                                         Representative: $0.08/(19)/
-------------------------------------------------------------------------------------
COST OF LIVING RIDER                                     Charge per $1,000 of base
                                Monthly                  policy face amount:
                                                         Highest: $0.08
                                                         Lowest: $0.004
                                                         Representative: $0.02/(19)/
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10 YEAR RENEWABLE TERM          Monthly                  Charge per $1,000 of rider
INSURANCE ON THE INSURED                                 benefit amount:
PERSON OR AN ADDITIONAL                                  Highest: $4.50
INSURED PERSON/(10)/                                     Lowest: $0.09
                                                         Representative: $0.17/(20)/
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INCENTIVE TERM RIDER/(9)(10)/                            Charge per $1,000 of rider
                                Monthly                  death benefit:

                                                         Highest: $83.34
                                                         Lowest: $0.06
                                                         Representative: $0.15/(12)/
-------------------------------------------------------------------------------------
ENHANCED DEATH BENEFIT          Monthly                  Charge per $1,000 of base
GUARANTEE/(9)/                                           policy face amount:/(18)/
                                                         $0.02
-------------------------------------------------------------------------------------
CHILDREN'S TERM INSURANCE       Monthly                  Charge per $1,000 of rider
                                                         benefit amount:
                                                         $0.50
-------------------------------------------------------------------------------------

 (1)We may increase this charge higher than 6%, however, as a result of changes in the tax laws which increase our expenses. Currently, we reduce this charge to 3% of each premium payment after an amount equal to ten "target premiums" has been paid. The "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, among other factors. In addition, if your policy includes the accounting benefit endorsement, a portion of the deductions from premiums will be refunded upon surrender within the first three policy years (see "Accounting benefit endorsement" in "More information about policy features and benefits" later in this prospectus).
 (2)If your policy includes the accounting benefit endorsement, the surrender charges are reduced (see "Accounting benefit endorsement" in "More information about policy features and benefits" later in this prospectus).
 (3)This representative amount is the rate we guarantee for a representative insured male, non-tobacco user, age 35 at issue with an initial base policy face amount of $425,000.
 (4)This representative amount is the rate we guarantee for a representative insured male, non-tobacco user, age 35 at the time of a requested face amount increase.
 (5)No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automatic transfer service or asset rebalancing service as discussed later in this prospectus.
 (6)Unless you specify otherwise, this charge will be deducted from the amount you request.
 (7)The charge for this service must be paid using funds outside of your policy. Please see "Deducting policy charges" under "More information about certain policy charges" for more information.
 (8)The charge for this service may be less depending on the policy history you request. Please see "Deducting policy charges" under "More information about certain policy charges" for more information.
 (9)Not applicable after the insured person reaches age 100.
(10)Insured persons who present particular health, occupational or avocational risks may be charged other additional charges as specified in their policies.
(11)Our amount "at risk" is the difference between the amount of death benefit and the account value as of the deduction date.
(12)This representative amount is the rate we guarantee in the first policy year for a representative insured male, age 35 at issue in the standard, non-tobacco user risk class.
(13)We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit.
(14)We may, however, increase this charge higher than 2% as a result of changes in the tax laws which increase our expenses.
(15)This representative amount is the rate we guarantee in the first policy year for a representative insured male, age 35 at issue who is not in a rated risk class.
(16)Amount charged equals the sum of disability premium waiver rider charges corresponding to the base policy, and to any option to purchase additional insurance, children's term insurance, 10 year renewable term and/or cost of living riders that you have added to your policy and to any base policy face amount increases.
(17)The monthly charges corresponding to the base policy will be adjusted proportionately to any face amount reduction made at your request or resulting from a partial withdrawal under death benefit Option A.
(18)The "face amount" is the base amount of insurance coverage under your policy.
(19)This representative amount is the rate we guarantee for a representative insured male, age 35 at issue in the non-rated non-tobacco user risk class.
(20)This representative amount is the rate we guarantee in the first policy year for a representative insured (or additional insured) male, age 35 at issue who is in the non-tobacco user risk class and who is not in a rated risk class.

You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY time that you own the Policy. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE TRUST PROSPECTUS FOR THAT PORTFOLIO.


---------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
---------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (expenses that are deducted
from Portfolio assets including management fees, 12b-1 fees, service fees    Lowest   Highest
and/or other expenses)/(1)/                                                  0.59%    1.94%
---------------------------------------------------------------------------------------------



(1)"Total Annual Portfolio Operating Expenses" may be based, in part, on estimated amounts of such expenses. Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2019 ("Expense Limitation Arrangement") (unless the Trust's Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2019. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.



---------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
---------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses after the effect of Expense          Lowest Highest
Limitation Arrangements/(/*/)/                                                 0.59%  1.50%
---------------------------------------------------------------------------------------------


   (*)"Total Annual Portfolio Operating Expenses" may be based, in part, on estimated amounts of such expenses.

HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

In your application for a policy, you tell us from which investment options you want us to take the policy's monthly deductions as they fall due. You can change these instructions at any time. If we cannot deduct the charge as your most current instructions direct, we will allocate the deduction among your investment options proportionately to your value in each.

CHANGES IN CHARGES

We reserve the right in the future to (1) make a charge for certain taxes or reserves set aside for taxes (see "Our taxes" under "Tax information" later in this prospectus) that might be imposed on us; (2) make a charge for the operating expenses of our variable investment options (including, without limitation, SEC registration fees and related legal counsel fees and auditing fees); or (3) change our other current policy charges (in no event will they exceed the maximum charges guaranteed in your policy).

Any changes that we make in our current charges or charge rates will be on a basis that is equitable to all policy owners of a given class, and will be determined based on reasonable assumptions as to expenses, mortality, policy and contract claims, taxes, investment income and lapses. Any changes in charges may apply to then in force policies, as well as to new policies. You will be notified in writing of any changes in charges under your policy.

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

3. Who is AXA Equitable?


--------------------------------------------------------------------------------



We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc., which is an indirect majority owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the majority shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the policies. AXA Equitable is solely responsible for paying all amounts owed to you under your policy.

AXA Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $669.9 billion in assets as of December 31, 2017. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

HOW TO REACH US

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Administrative Office as listed below for the purposes described. Please refer to "Telephone and Internet requests" for effective dates for processing telephone, Internet and fax requests, later in this prospectus.

----------------------------------------
 BY MAIL:
----------------------------------------
AT THE POST OFFICE BOX FOR OUR
ADMINISTRATIVE OFFICE:
  AXA Equitable -- AXA Life
  Operations Center
  P.O. Box 1047
  Charlotte, North Carolina 28201-1047
----------------------------------------
 BY EXPRESS DELIVERY ONLY:
----------------------------------------
AT THE STREET ADDRESS FOR OUR
ADMINISTRATIVE OFFICE:
  AXA Equitable -- AXA Life
  Operations Center
  8501 IBM Drive, Suite 150
  Charlotte, North Carolina 28262-4333
  1-704-341-7000 (for express
  delivery purposes only)
----------------------------------------
 BY PHONE:
----------------------------------------
Policy information, basic transactions, forms and statements are available 24 hours a day -- 7 days a week through AXA Equitable's Interactive Telephone Service.

AXA Equitable's Interactive Telephone Service provides the gateway to personal assisted service, Monday through Friday, 8 AM to 7 PM, Eastern Time:
1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.).

----------------------------
 BY E-MAIL:
----------------------------
  life-service@axa.us.com
----------------------------
 BY FAX:
----------------------------
  1-855-268-6378
----------------------------
 BY INTERNET:
----------------------------

You may register for online account access at www.axa.com or us.axa.com for those outside the U.S. Our website provides access to account information and customer service. After registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.

                              -------------------

REQUIRED FORMS. We require that the following types of communications be on specific forms we provide for that purpose:

(1)request for our automatic transfer service (our dollar cost averaging service);

(2)request for our asset rebalancing service;

(3)transfers among investment options (if submitted by e-mail);

(4)designation of new policy owner(s); and

(5)designation of new beneficiary(ies).

OTHER REQUESTS. We also have specific forms that we recommend you use for the following:

(a)policy surrenders;

(b)transfers among investment options (not submitted by e-mail);

(c)changes in allocation percentages for premiums and deductions; and

(d)electing the paid up death benefit guarantee.

You can also change your allocation percentages and/or transfer among investment options and/or change your address (1) by toll-free phone and assisted service, (2) over the Internet, through axa.com or us.axa.com for those outside the U.S., or (3) by writing our Administrative Office. For more information about transaction requests you can make by phone or over the Internet, see "How to make transfers" and "Telephone and Internet requests" later in this prospectus.

Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing." (See "Disruptive transfer activity" in "More information about other matters.")

FORMAL REQUIREMENTS. Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, title (if applicable), the insured person's name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.

ABOUT OUR SEPARATE ACCOUNT FP

Each variable investment option is a part (or "subaccount") of our Separate Account FP. We established Separate Account FP under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable life insurance policies. We are the legal owner of all of the assets in Separate Account FP and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our policies. For example, we may withdraw amounts from Separate Account FP that represent our investments in Separate Account FP or that represent fees and charges under the policies that we have earned. Income, gains and losses

                             WHO IS AXA EQUITABLE?

credited to, or charged against Separate Account FP reflect its own investment experience and not the investment experience of AXA Equitable's other assets.

Separate Account FP is registered with the SEC under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account FP. Although the Separate Account is registered, the SEC does not monitor the activity of Separate Account FP on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) of Separate Account FP available under Incentive Life(R) invests solely in the applicable class of shares issued by the corresponding Portfolio of the applicable Trust. Separate Account FP immediately reinvests all dividends and other distributions it receives from a Portfolio in additional shares of that class in that Portfolio.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable life insurance and/or annuity products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. EQ Advisors Trust and AXA VIP Premier Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our policy owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our policy owners, we will see to it that appropriate action is taken to do so.

YOUR VOTING PRIVILEGES

VOTING OF PORTFOLIO SHARES. As the legal owner of any Portfolio shares that support a variable investment option, we will attend (and have the right to vote at) any meeting of shareholders of the Portfolio (or the Trusts). To satisfy currently applicable legal requirements, however, we will give you the opportunity to tell us how to vote the number of each Portfolio's shares that are attributable to your policy. The number of full and fractional votes you are entitled to will be determined by dividing the policy account value (minus any policy indebtedness) allocable to an investment option by the net asset value per unit for the Portfolio underlying that investment option. We will vote shares attributable to policies for which we receive no instructions in the same proportion as the instructions we do receive from all policies that participate in our Separate Account FP (discussed below). With respect to any Portfolio shares that we are entitled to vote directly (because we do not hold them in a separate account or because they are not attributable to policies), we will vote in proportion to the instructions we have received from all holders of variable annuity and variable life insurance policies who are using that Portfolio. One effect of proportional voting is that a small number of policy owners may control the outcome of a vote.

Under current legal requirements, we may disregard the voting instructions we receive from policy owners only in certain narrow circumstances prescribed by SEC regulations. If we do, we will advise you of the reasons in the next annual or semiannual report we send to you.

VOTING AS POLICY OWNER. In addition to being able to instruct voting of Portfolio shares as discussed above, policy owners that use our variable investment options may in a few instances be called upon to vote on matters that are not the subject of a shareholder vote being taken by any Portfolio. If so, you will have one vote for each $100 of account value in any such option; and we will vote our interest in Separate Account FP in the same proportion as the instructions we receive from holders of Incentive Life(R) and other policies that Separate Account FP supports.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust serves for the benefit of each Trust's shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

                             WHO IS AXA EQUITABLE?

4. About the Portfolios of the Trusts

--------------------------------------------------------------------------------


We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment adviser of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, AXA FMG has entered into sub-advisory agreements with one or more other investment advisers (the "sub-advisers") to carry out investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.


You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG, a wholly owned subsidiary of AXA Equitable, receives management fees and administrative fees in connection with the services it provides to the Portfolios. As such, it may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

As a policy owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some affiliated Portfolios invest in other affiliated Portfolios (the "AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer policy owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to policy owners and/or suggest that policy owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your policy. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.


As described in more detail in the Portfolio prospectuses, the AXA Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy") and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.


The AXA Managed Volatility Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy, and the AXA Fund of Fund Portfolios that invest in other Portfolios that use the AXA volatility management strategy, are identified below in the chart by a "(check mark)" under the column entitled "Volatility Management."

Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. During rising markets, the AXA volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy or, in the case of the AXA Fund of Fund Portfolios, that invest exclusively in other Portfolios that do not use the volatility management strategy. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that

                      ABOUT THE PORTFOLIOS OF THE TRUSTS
differ from the AXA volatility management strategy. Any such Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your account value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

Portfolio allocations in certain AXA variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

(a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and

(b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

PORTFOLIOS OF THE TRUSTS


------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST CLASS B                                                    INVESTMENT ADVISER (OR
 SHARES PORTFOLIO                                                 SUB-ADVISER(S),                          VOLATILITY
 NAME                OBJECTIVE                                    AS APPLICABLE)                           MANAGEMENT
------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE       Seeks to achieve long-term capital           .   AXA Equitable Funds Management       (check mark)
  ALLOCATION         appreciation.                                    Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE     Seeks to achieve a high level of current     .   AXA Equitable Funds Management       (check mark)
  ALLOCATION         income.                                          Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA                  Seeks to achieve current income and          .   AXA Equitable Funds Management       (check mark)
  CONSERVATIVE-PLUS  growth of capital, with a greater                Group, LLC
  ALLOCATION         emphasis on current income.
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE         Seeks to achieve long-term capital           .   AXA Equitable Funds Management       (check mark)
  ALLOCATION         appreciation and current income.                 Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS    Seeks to achieve long-term capital           .   AXA Equitable Funds Management       (check mark)
  ALLOCATION         appreciation and current income, with a          Group, LLC
                     greater emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/          Seeks to achieve high total return through   .   AXA Equitable Funds Management
  MULTI-SECTOR BOND  a combination of current income and              Group, LLC
                     capital appreciation.
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL    Seeks to achieve long-term growth of         .   AXA Equitable Funds Management
  CAP GROWTH         capital.                                         Group, LLC
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL    Seeks to achieve long-term growth of         .   AXA Equitable Funds Management
  CAP VALUE          capital.                                         Group, LLC
------------------------------------------------------------------------------------------------------------------------
TARGET 2025          Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION         consistent with its asset mix. Total return      Group, LLC
                     includes capital growth and income.
------------------------------------------------------------------------------------------------------------------------
TARGET 2035          Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION         consistent with its asset mix. Total return      Group, LLC
                     includes capital growth and income.
------------------------------------------------------------------------------------------------------------------------
TARGET 2045          Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION         consistent with its asset mix. Total return      Group, LLC
                     includes capital growth and income.
------------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

----------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST CLASS B                                                    INVESTMENT ADVISER (OR
 SHARES PORTFOLIO                                                 SUB-ADVISER(S),                          VOLATILITY
 NAME                OBJECTIVE                                    AS APPLICABLE)                           MANAGEMENT
----------------------------------------------------------------------------------------------------------------------
TARGET 2055          Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION         consistent with its asset mix. Total return      Group, LLC
                     includes capital growth and income.


----------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB                                                 INVESTMENT ADVISER (OR
 SHARES PORTFOLIO                                               SUB-ADVISER(S),                          VOLATILITY
 NAME                OBJECTIVE                                  AS APPLICABLE)                           MANAGEMENT
----------------------------------------------------------------------------------------------------------------------
1290 VT CONVERTIBLE  Seeks a high level of total return.        .   AXA Equitable Funds Management
  SECURITIES                                                        Group, LLC
                                                                .   Palisade Capital Management, L.L.C.
----------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE   Seeks to achieve total return from long-   .   DoubleLine Capital LP
  DYNAMIC ALLOCATION term capital appreciation and income.
----------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE   Seeks to maximize current income and       .   DoubleLine Capital LP
  OPPORTUNISTIC BOND total return.
----------------------------------------------------------------------------------------------------------------------
1290 VT EQUITY       Seeks a combination of growth and          .   Barrow, Hanley, Mewhinney & Strauss
  INCOME             income to achieve an above-average and         LLC
                     consistent total return.
----------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO        Seeks to achieve capital appreciation.     .   GAMCO Asset Management, Inc.
  MERGERS &
  ACQUISITIONS
----------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL  Seeks to maximize capital appreciation.    .   GAMCO Asset Management, Inc.
  COMPANY VALUE
----------------------------------------------------------------------------------------------------------------------
1290 VT SMARTBETA    Seeks to achieve long-term capital         .   AXA Rosenberg Management, LLC
  EQUITY             appreciation.
----------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY     Seeks to track the investment results of   .   BlackRock Investment Management, LLC
  RESPONSIBLE        the MSCI KLD 400 Social Index.
----------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH -   Seeks long-term capital appreciation and   .   AXA Equitable Funds Management
  ALT 20             current income.                                Group, LLC
----------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED      Seeks to achieve long-term growth of       .   AllianceBernstein L.P.               (check mark)
  VOLATILITY         capital with an emphasis on risk-adjusted  .   AXA Equitable Funds Management
                     returns and managing volatility in the         Group, LLC
                     Portfolio.                                 .   BlackRock Investment Management, LLC
----------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED      Seeks to achieve long-term growth of       .   AllianceBernstein L.P.               (check mark)
  VOLATILITY         capital with an emphasis on risk-adjusted  .   AXA Equitable Funds Management
                     returns and managing volatility in the         Group, LLC
                     Portfolio.                                 .   BlackRock Investment Management, LLC
----------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED     Seeks to achieve long-term growth of       .   AllianceBernstein L.P.               (check mark)
  VOLATILITY         capital with an emphasis on risk-adjusted  .   AXA Equitable Funds Management
                     returns and managing volatility in the         Group, LLC
                     Portfolio.                                 .   BlackRock Investment Management, LLC
----------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP     Seeks to achieve long-term growth of       .   AllianceBernstein L.P.
  GROWTH             capital.                                   .   AXA Equitable Funds Management
                                                                    Group, LLC
----------------------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE      Seeks to achieve long-term capital         .   ClearBridge Investments, LLC
  LARGE CAP GROWTH   growth.
----------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

----------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB                                                 INVESTMENT ADVISER (OR
 SHARES PORTFOLIO                                               SUB-ADVISER(S),                          VOLATILITY
 NAME                OBJECTIVE                                  AS APPLICABLE)                           MANAGEMENT
----------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY    Seeks to achieve long-term capital         .   AXA Equitable Funds Management       (check mark)
  MANAGED VOLATILITY appreciation with an emphasis on risk-         Group, LLC
                     adjusted returns and managing volatility   .   BlackRock Investment Management, LLC
                     in the Portfolio.                          .   Morgan Stanley Investment
                                                                    Management Inc.
                                                                .   OppenheimerFunds, Inc.
----------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL    Seeks to achieve long-term growth of       .   AXA Equitable Funds Management       (check mark)
  CORE MANAGED       capital with an emphasis on risk-adjusted      Group, LLC
  VOLATILITY         returns and managing volatility in the     .   BlackRock Investment Management, LLC
                     Portfolio.                                 .   EARNEST Partners, LLC
                                                                .   Massachusetts Financial Services
                                                                    Company d/b/a MFS Investment
                                                                    Management
                                                                .   Federated Global Investment
                                                                    Management Corp.
----------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL    Seeks to achieve long-term growth of       .   AllianceBernstein L.P.               (check mark)
  MANAGED VOLATILITY capital with an emphasis on risk-adjusted  .   AXA Equitable Funds Management
                     returns and managing volatility in the         Group, LLC
                     Portfolio.                                 .   BlackRock Investment Management, LLC
----------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL    Seeks to provide current income and long-  .   AXA Equitable Funds Management       (check mark)
  VALUE MANAGED      term growth of income, accompanied by          Group, LLC
  VOLATILITY         growth of capital with an emphasis on      .   BlackRock Investment Management, LLC
                     risk-adjusted returns and managing         .   Northern Cross, LLC
                     volatility in the Portfolio.
----------------------------------------------------------------------------------------------------------------------
AXA/ JANUS           Seeks to achieve capital growth.           .   Janus Capital Management LLC
  ENTERPRISE
----------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE   Seeks to achieve long-term growth of       .   AXA Equitable Funds Management       (check mark)
  MANAGED VOLATILITY capital with an emphasis on risk-adjusted      Group, LLC
                     returns and managing volatility in the     .   BlackRock Investment Management, LLC
                     Portfolio.                                 .   Capital Guardian Trust Company
                                                                .   Vaughan Nelson Investment Management
                                                                .   Thornburg Investment Management,
                                                                    Inc.
----------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP        Seeks to provide long-term capital growth  .   AXA Equitable Funds Management       (check mark)
  GROWTH MANAGED     with an emphasis on risk-adjusted returns      Group, LLC
  VOLATILITY         and managing volatility in the Portfolio.  .   BlackRock Investment Management, LLC
                                                                .   HS Management Partners, LLC
                                                                .   Loomis, Sayles & Company, L.P.
                                                                .   Polen Capital Management, LLC
                                                                .   T. Rowe Price Associates, Inc.
----------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE  Seeks to achieve long-term growth of       .   AllianceBernstein L.P.               (check mark)
  MANAGED VOLATILITY capital with an emphasis on risk-adjusted  .   AXA Equitable Funds Management
                     returns and managing volatility in the         Group, LLC
                     Portfolio.                                 .   BlackRock Investment Management, LLC
                                                                .   Massachusetts Financial Services
                                                                    Company d/b/a MFS Investment
                                                                    Management
----------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB                                                   INVESTMENT ADVISER (OR
 SHARES PORTFOLIO                                                 SUB-ADVISER(S),                          VOLATILITY
 NAME                OBJECTIVE                                    AS APPLICABLE)                           MANAGEMENT
------------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES    Seeks to achieve capital appreciation.       .   Loomis, Sayles & Company, L.P.
  GROWTH
------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE    Seeks to achieve long-term capital           .   AXA Equitable Funds Management       (check mark)
  MANAGED            appreciation with an emphasis on risk            Group, LLC
  VOLATILITY/(1)/    adjusted returns and managing volatility     .   BlackRock Investment Management, LLC
                     in the Portfolio.                            .   Diamond Hill Capital Management,
                                                                      Inc.
                                                                  .   Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC   Seeks to achieve capital appreciation and    .   BlackRock Investment Management, LLC
  VALUE EQUITY       secondarily, income.
------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN  Seeks to achieve long-term growth of         .   Capital Guardian Trust Company
  RESEARCH           capital.
------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK      Seeks to achieve a total return before       .   AllianceBernstein L.P.
  INDEX              expenses that approximates the total
                     return performance of the Russell 3000(R)
                     Index, including reinvestment of
                     dividends, at a risk level consistent with
                     that of the Russell 3000(R) Index.
------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX   Seeks to achieve a total return before       .   SSgA Funds Management, Inc.
                     expenses that approximates the total return
                     performance of the Bloomberg Barclays U.S.
                     Intermediate Government/Credit Bond
                     Index, including reinvestment of dividends,
                     at a risk level consistent with that of the
                     Bloomberg Barclays U.S. Intermediate
                     Government/Credit Bond Index.
------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX  Seeks to achieve a total return before       .   AllianceBernstein L.P.
                     expenses that approximates the total
                     return performance of the Standard &
                     Poor's 500 Composite Stock Price Index,
                     including reinvestment of dividends, at a
                     risk level consistent with that of the
                     Standard & Poor's 500 Composite Stock
                     Price Index.
------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS  Seeks to achieve capital growth and          .   AXA Equitable Funds Management
                     current income.                                  Group, LLC
                                                                  .   BlackRock Investment Management, LLC
                                                                  .   Wells Fargo Asset Management
                                                                      (International) LLC
                                                                  .   Wells Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE      Seeks to achieve a total return before       .   SSgA Funds Management, Inc.
  GOVERNMENT BOND    expenses that approximates the total return
                     performance of the Bloomberg Barclays
                     U.S. Intermediate Government Bond Index,
                     including reinvestment of dividends, at a
                     risk level consistent with that of the
                     Bloomberg Barclays U.S. Intermediate
                     Government Bond Index.
------------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

--------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB                                                       INVESTMENT ADVISER (OR
 SHARES PORTFOLIO                                                     SUB-ADVISER(S),                          VOLATILITY
 NAME                OBJECTIVE                                        AS APPLICABLE)                           MANAGEMENT
--------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL     Seeks to achieve a total return (before          .   AllianceBernstein L.P.
  EQUITY INDEX       expenses) that approximates the total
                     return performance of a composite index
                     comprised of 40% DJ Euro STOXX 50
                     Index, 25% FTSE 100 Index, 25% TOPIX
                     Index, and 10% S&P/ASX 200 Index,
                     including reinvestment of dividends, at a
                     risk level consistent with that of the
                     composite index.
--------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK  Seeks to achieve capital growth and              .   Invesco Advisers, Inc.
                     income.
--------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE    Seeks to achieve long-term capital               .   J.P. Morgan Investment
  OPPORTUNITIES      appreciation.                                        Management Inc.
--------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH  Seeks to achieve a total return before           .   AllianceBernstein L.P.
  INDEX              expenses that approximates the total
                     return performance of the Russell 1000(R)
                     Growth Index, including reinvestment of
                     dividends at a risk level consistent with
                     that of the Russell 1000(R) Growth Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE   Seeks to achieve a total return before           .   SSgA Funds Management, Inc.
  INDEX              expenses that approximates the total
                     return performance of the Russell 1000(R)
                     Value Index, including reinvestment of
                     dividends, at a risk level consistent with
                     that of the Russell 1000(R) Value Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/MFS               Seeks to achieve capital appreciation.           .   Massachusetts Financial Services
  INTERNATIONAL                                                           Company d/b/a MFS Investment
  GROWTH                                                                  Management
--------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX     Seeks to achieve a total return before           .   SSgA Funds Management, Inc.
                     expenses that approximates the total return
                     performance of the Standard & Poor's Mid
                     Cap 400 Index, including reinvestment of
                     dividends, at a risk level consistent with that
                     of the Standard & Poor's Mid Cap 400
                     Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET/(2)/ Seeks to obtain a high level of current          .   The Dreyfus Corporation
                     income, preserve its assets and maintain
                     liquidity.
--------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA       Seeks to generate a return in excess of          .   Pacific Investment Management
  SHORT BOND         traditional money market products while              Company LLC
                     maintaining an emphasis on preservation
                     of capital and liquidity.
--------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS Seeks to achieve high current income             .   AllianceBernstein L.P.
                     consistent with moderate risk to capital.        .   AXA Equitable Funds Management
                                                                          Group, LLC
                                                                      .   Pacific Investment Management
                                                                          Company LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY     Seeks to replicate as closely as possible        .   AllianceBernstein L.P.
  INDEX              (before expenses) the total return of the
                     Russell 2000(R) Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE     Seeks to achieve long-term capital               .   T. Rowe Price Associates, Inc.
  GROWTH STOCK       appreciation and secondarily, income.
--------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND    Seeks to achieve total return through            .   UBS Global Asset Management
  INCOME             capital appreciation with income as a                (Americas) Inc.
                     secondary consideration.
--------------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

---------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB                                                  INVESTMENT ADVISER (OR
 SHARES PORTFOLIO                                                SUB-ADVISER(S),                          VOLATILITY
 NAME                OBJECTIVE                                   AS APPLICABLE)                           MANAGEMENT
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve long-term growth of        .   AllianceBernstein L.P.
  AGGRESSIVE EQUITY  capital.                                    .   AXA Equitable Funds Management
                                                                     Group, LLC
                                                                 .   ClearBridge Investments, LLC
                                                                 .   Scotia Institutional Asset
                                                                     Management US, Ltd.
                                                                 .   T. Rowe Price Associates, Inc.
                                                                 .   Westfield Capital Management
                                                                     Company, L.P.
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE    Seeks to achieve a balance of high current  .   AXA Equitable Funds Management
  BOND               income and capital appreciation,                Group, LLC
                     consistent with a prudent level of risk.    .   BlackRock Financial Management, Inc.
                                                                 .   DoubleLine Capital LP
                                                                 .   Pacific Investment Management
                                                                     Company LLC
                                                                 .   SSgA Funds Management, Inc.
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID     Seeks to achieve long-term growth of        .   AllianceBernstein L.P.
  CAP GROWTH         capital.                                    .   AXA Equitable Funds Management
                                                                     Group, LLC
                                                                 .   BlackRock Investment Management, LLC
                                                                 .   Franklin Advisers, Inc.
                                                                 .   Wellington Management Company, LLP
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID     Seeks to achieve long-term growth of        .   AXA Equitable Funds Management
  CAP VALUE          capital.                                        Group, LLC
                                                                 .   BlackRock Investment Management, LLC
                                                                 .   Diamond Hill Capital Management,
                                                                     Inc.
                                                                 .   Lord, Abbett & Co. LLC
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve long-term growth of        .   Allianz Global Investors U.S. LLC
  TECHNOLOGY         capital.                                    .   AXA Equitable Funds Management
                                                                     Group, LLC
                                                                 .   SSgA Funds Management, Inc.
                                                                 .   Wellington Management Company, LLP


-------------------------------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE                                                                     INVESTMENT ADVISER (OR
 FUNDS) -- SERIES II                                                           SUB-ADVISER(S),
 PORTFOLIO NAME       OBJECTIVE                                                AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL   The fund's investment objective is total return through  .   Invesco Advisers, Inc.
  REAL ESTATE FUND    growth of capital and current income.                    .   Sub-Adviser: Invesco
                                                                                   Asset Management Limited
-------------------------------------------------------------------------------------------------------------
INVESCO V.I.          The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  INTERNATIONAL       capital.
  GROWTH FUND
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID      The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  CAP CORE EQUITY     capital.
  FUND
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL    The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  CAP EQUITY FUND     capital.
-------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

---------------------------------------------------------------------------------------------------------
 AMERICAN CENTURY
 VARIABLE
 PORTFOLIOS, INC.                                                          INVESTMENT ADVISER (OR
 -- CLASS II                                                               SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                             AS APPLICABLE)
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP  The fund seeks long-term capital growth. Income is a  .   American Century
  MID CAP VALUE FUND secondary objective.                                      Investment Management,
                                                                               Inc.


-------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
 INSURANCE SERIES(R)                                                           INVESTMENT ADVISER (OR
 PORTFOLIO NAME --                                                             SUB-ADVISER(S),
 CLASS 4 SHARES       OBJECTIVE                                                AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
GLOBAL SMALL          The fund's investment objective is to provide long-term  .   Capital Research and
  CAPITALIZATION      growth of capital.                                           Management Company
  FUND/SM/
-------------------------------------------------------------------------------------------------------------
NEW WORLD FUND(R)     The fund's investment objective is long-term capital     .   Capital Research and
                      appreciation.                                                Management Company


-------------------------------------------------------------------------------------------------------------
 FIDELITY(R)
 VARIABLE INSURANCE
 PRODUCTS (VIP) -                                                              INVESTMENT ADVISER (OR
 SERVICE CLASS 2                                                               SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                 AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks long-term capital appreciation.                     .   Fidelity Management &
  CONTRAFUND(R)                                                                    Research Company (FMR)
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks high total return through a combination of current  .   Fidelity Management &
  GROWTH & INCOME    income and capital appreciation.                              Research Company (FMR)
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID  Seeks long-term growth of capital.                        .   Fidelity Management &
  CAP PORTFOLIO                                                                    Research Company (FMR)


----------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON
 VARIABLE INSURANCE
 PRODUCTS TRUST --                                                                INVESTMENT ADVISER (OR
 CLASS 2                                                                          SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                    AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------
FRANKLIN MUTUAL      The Fund's principal investment goal is capital              .   Franklin Mutual Advisers,
  SHARES VIP FUND    appreciation. Its secondary goal is income.                      LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN RISING      Seeks long-term capital appreciation, with preservation of   .   Franklin Advisory
  DIVIDENDS VIP FUND capital as an important consideration.                           Services, LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP   Seeks long-term total return.                                .   Franklin Advisory
  VALUE VIP FUND                                                                      Services, LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC   The Fund's principal investment goal is to seek a high       .   Franklin Advisers, Inc.
  INCOME VIP FUND    level of current income. Its secondary goal is capital
                     appreciation over long term.
----------------------------------------------------------------------------------------------------------------
TEMPLETON            Seeks long-term capital appreciation.                        .   Templeton Asset
  DEVELOPING                                                                          Management Ltd.
  MARKETS VIP FUND
----------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL     Seeks high current income, consistent with preservation of   .   Franklin Advisers, Inc.
  BOND VIP FUND      capital. Capital appreciation is a secondary consideration.
----------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH     Seeks long-term capital growth.                              .   Templeton Global Advisors
  VIP FUND                                                                            Limited


------------------------------------------------------------------------------------------
 GOLDMAN SACHS
 VARIABLE
 INSURANCE TRUST --                                         INVESTMENT ADVISER (OR
 SERVICE SHARES                                             SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                              AS APPLICABLE)
------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT    Seeks long-term capital appreciation.  .   Goldman Sachs Asset
  MID CAP VALUE FUND                                            Management, L.P.


-------------------------------------------------------------------------------------------------------------
 IVY VARIABLE
 INSURANCE                                                                     INVESTMENT ADVISER (OR
 PORTFOLIOS                                                                    SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                 AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
IVY VIP ENERGY       To seek to provide capital growth and appreciation.       .   Ivy Investment Management
                                                                                   Company (IICO)
-------------------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME  To seek to provide total return through a combination of  .   Ivy Investment Management
                     high current income and capital appreciation.                 Company (IICO)
-------------------------------------------------------------------------------------------------------------
IVY VIP MID CAP      To seek to provide growth of capital.                     .   Ivy Investment Management
  GROWTH                                                                           Company (IICO)
-------------------------------------------------------------------------------------------------------------
IVY VIP SCIENCE AND  To seek to provide growth of capital.                     .   Ivy Investment Management
  TECHNOLOGY                                                                       Company (IICO)
-------------------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP    To seek to provide growth of capital.                     .   Ivy Investment Management
  GROWTH                                                                           Company (IICO)

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

------------------------------------------------------------------------------------------
 LAZARD RETIREMENT
 SERIES, INC. --                                            INVESTMENT ADVISER (OR
 SERVICE SHARES                                             SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                              AS APPLICABLE)
------------------------------------------------------------------------------------------
LAZARD RETIREMENT    Seeks long-term capital appreciation.  .   Lazard Asset Management
  EMERGING MARKETS                                              LLC
  EQUITY PORTFOLIO


--------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS --                                                      INVESTMENT ADVISER (OR
 SERVICE CLASS                                                            SUB-ADVISER(S),
 PORTFOLIO NAME       OBJECTIVE                                           AS APPLICABLE)
--------------------------------------------------------------------------------------------------------
MFS(R)                The fund's investment objective is to seek capital  .   Massachusetts Financial
  INTERNATIONAL       appreciation.                                           Services Company
  VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------
MFS(R)                The fund's investment objective is to seek capital  .   Massachusetts Financial
  MASSACHUSETTS       appreciation.                                           Services Company
  INVESTORS GROWTH
  STOCK PORTFOLIO
--------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS      The fund's investment objective is to seek capital  .   Massachusetts Financial
  TRUST SERIES        appreciation.                                           Services Company


-----------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE
 INSURANCE TRUST --                                                                INVESTMENT ADVISER (OR
 ADVISOR CLASS                                                                     SUB-ADVISER(S),
 PORTFOLIO NAME          OBJECTIVE                                                 AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------
PIMCO                    Seeks maximum real return consistent with prudent         .   Pacific Investment
  COMMODITYREALRETURN(R) investment management.                                        Management Company LLC
  STRATEGY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
PIMCO REAL RETURN        Seeks maximum real return, consistent with preservation   .   Pacific Investment
  PORTFOLIO              of real capital and prudent investment management.            Management Company LLC
-----------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN       Seeks maximum total return, consistent with preservation  .   Pacific Investment
  PORTFOLIO              of capital and prudent investment management.                 Management Company LLC


-------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE                                                                 INVESTMENT ADVISER (OR
 EQUITY SERIES, INC.                                                           SUB-ADVISER(S),
 PORTFOLIO NAME       OBJECTIVE                                                AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
T. ROWE PRICE         Seeks a high level of dividend income and long-term      .   T. Rowe Price Associates,
  EQUITY INCOME       capital growth primarily through investments in stocks.      Inc.
  PORTFOLIO - II
-------------------------------------------------------------------------------------------------------------


                                                                                 INVESTMENT ADVISER (OR
 VANECK VIP TRUST --                                                             SUB-ADVISER(S),
 INITIAL SHARES       OBJECTIVE                                                  AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL     Seeks long-term capital appreciation by investing          .   Van Eck Associates
  HARD ASSETS FUND    primarily in hard asset securities. Income is a secondary      Corporation
                      consideration.
---------------------------------------------------------------------------------------------------------------




(1)For this Portfolio only, we offer Class IA Shares -- not Class IB Shares.
(2)The Portfolio operates as a "government money market fund." The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF THE TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-777-6510 (FOR U.S. RESIDENTS) OR 1-704-341-7000 (OUTSIDE OF THE U.S.).

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

5. Determining your policy's value

--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE

As set forth earlier in this prospectus, we deduct certain charges from each premium payment you make. We credit the rest of each premium payment to your policy's "account value." You instruct us to allocate your account value to one or more of the policy's investment options indicated on the front cover of this prospectus.

Your account value is the total of (i) your amounts in our variable investment options, (ii) your amounts in our guaranteed interest option other than in
(iii), and (iii) any amounts that we are holding to secure policy loans that you have taken (including any interest on those amounts which has not yet been allocated to the variable investment options). See "Borrowing from your policy" later in this prospectus. (Your policy and other supplemental material may refer to (ii) and (iii) above as our "Guaranteed Interest Account.") These amounts are subject to certain charges discussed in "Risk/benefit summary:
Charges and expenses you will pay" earlier in this prospectus.

--------------------------------------------------------------------------------
YOUR POLICY ACCOUNT VALUE WILL BE CREDITED WITH THE SAME RETURNS AS ARE
ACHIEVED BY THE PORTFOLIOS THAT YOU SELECT AND INTEREST CREDITED ON AMOUNT IN THE GUARANTEED INTEREST OPTION, AND IS REDUCED BY THE AMOUNT OF CHARGES WE DEDUCT UNDER THE POLICY.
--------------------------------------------------------------------------------

YOUR POLICY'S VALUE IN OUR VARIABLE INVESTMENT OPTIONS. We invest the account value that you have allocated to any variable investment option in shares of the corresponding Portfolio. Your value in each variable investment option is measured by "units."

The number of your units in any variable investment option does not change, absent an event or transaction under your policy that involves moving assets into or out of that option. Whenever any amount is withdrawn or otherwise deducted from one of your policy's variable investment options, we "redeem" (cancel) the number of units that has a value equal to that amount. This can happen, for example, when all or a portion of monthly deductions and transaction-based charges are allocated to that option, or when loans, transfers, withdrawals and surrenders are made from that option. Similarly, you "purchase" additional units having the same value as the amount of any premium, loan repayment, or transfer that you allocate to that option.

The value of each unit will increase or decrease each business day, as though you had invested in the corresponding Portfolio's shares directly (and reinvested all dividends and distributions from the Portfolio in additional Portfolio shares). The units' values will be reduced, however, by the amount of the mortality and expense risk charge for that period (see "Table of policy charges" in "Charges and expenses you will pay" earlier in this prospectus). On any day, your value in any variable investment option equals the number of units credited to your policy under that option, multiplied by that day's value for one such unit.

YOUR POLICY'S VALUE IN OUR GUARANTEED INTEREST OPTION. Your policy's value in our guaranteed interest option includes: (i) any amounts that have been allocated to that option, based on your request, and (ii) any "restricted" amounts that we hold in that option as a result of your election to receive a living benefit. See "Your option to receive a terminal illness living benefit" later in this prospectus. We credit all of such amounts with interest at rates we declare from time to time. We guarantee that these rates will not be less than a 3% effective annual rate. The mortality and expense risk charge mentioned earlier in this prospectus does not apply to our guaranteed interest option.

Amounts may be allocated to or removed from your policy's value in our guaranteed interest option for the same purposes as described earlier in this prospectus for the variable investment options. We credit your policy with a number of dollars in that option that equals any amount that is being allocated to it. Similarly, if amounts are being removed from your guaranteed interest option for any reason, we reduce the amount you have credited to that option on a dollar-for-dollar basis.

                        DETERMINING YOUR POLICY'S VALUE

6. Transferring your money among our investment options

--------------------------------------------------------------------------------

TRANSFERS YOU CAN MAKE

--------------------------------------------------------------------------------
YOU CAN TRANSFER AMONG OUR VARIABLE INVESTMENT OPTIONS AND INTO OUR GUARANTEED INTEREST OPTION.
--------------------------------------------------------------------------------

After your policy's Allocation Date, you can transfer amounts from one investment option to another. There are no restrictions on transfers into the guaranteed interest option. However, transfers out of the guaranteed interest option and among our variable investment options are more limited. Currently, the total of all transfers you make on the same day must be at least $500; except that you may transfer your entire balance in an investment option, even if it is less than $500. We reserve the right to lower this $500 limit upon written notice to you. We also reserve the right to restrict transfers among variable investment options and transfers out of the guaranteed interest option as described in your policy, including limitations on the number, frequency, or dollar amount of transfers.

Please see "Investment options within your policy" in "Risk/benefit summary:
Policy features, benefits and risks" for more information about your role in managing your allocations.

CURRENT UNRESTRICTED TRANSFERS OUT OF THE GUARANTEED INTEREST OPTION. We are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter, you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option until further notice. If we decide to change our limitations on transfers out of the guaranteed interest option, we will provide you with notice of at least 30 days.

See the "How to make transfers" section below on how you can request a transfer. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern Time) take effect the next business day.

Please note that the ability to make unrestricted transfers from the guaranteed interest option does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit, if available under your policy. In addition, if you elect to transfer account value to the Market Stabilizer Option(R) ("MSO"), if available under your policy, there must be sufficient funds remaining in the guaranteed interest option to cover the Charge Reserve Amount. Finally, there may be a charge for making this transfer. Please see "Risk/benefit summary:
Charges and expenses you will pay" earlier in this prospectus for more information about charges for this transfer.

If the policy is on loan extension, transfers out of the guaranteed interest option are not permitted.

DISRUPTIVE TRANSFER ACTIVITY. We reserve the right to limit access to the services described below if we determine that you are engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "More information about other matters").

HOW TO MAKE TRANSFERS

INTERNET TRANSFERS. Generally, you can make transfers over the Internet if you are the owner of the policy. You may do this by visiting our axa.com or us.axa.com (for those outside the U.S.) websites and registering for online account access. This service may not always be available. The restrictions relating to online transfers are described below.

ONLINE TRANSFERS. You can make online transfers by following one of two procedures:

..   For individually owned policies for which you are the owner, by logging onto our website, described under "By Internet" in "How to reach us" earlier in this prospectus; or

..   For corporation and trust owned policies, we require a special authorization form to obtain access. The form is available on our website www.axa.us.com or us.axa.com for those outside the U.S., or by contacting our Administrative Office.

For more information see "Telephone and Internet requests" later in this prospectus. We allow only one request for transfers each day (although that request can cover multiple transfers). If you are unable to reach us via our website, you should send a written transfer request to our Administrative Office.

TRANSFERS THROUGH OUR ADMINISTRATIVE OFFICE. You may submit a written request for a transfer to our Administrative Office. We require a written request for jointly owned policies.

OUR AUTOMATIC TRANSFER SERVICE

We offer an automatic transfer service. This service allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low, and fewer units if the unit's value is high. Therefore, you may achieve a lower average cost per unit over the long term.

--------------------------------------------------------------------------------
USING THE AUTOMATIC TRANSFER SERVICE DOES NOT GUARANTEE THAT YOU WILL EARN A PROFIT OR BE PROTECTED AGAINST LOSSES.
--------------------------------------------------------------------------------

Our automatic transfer service (also referred to as our "dollar cost averaging service") enables you to make automatic monthly transfers from the EQ/Money Market option to our other variable investment options. You may elect the automatic transfer service with your policy application or at any later time (provided you are not using the asset rebalancing service described below). At least $5,000 must be allocated to the EQ/Money Market option to begin using the automatic transfer service. You can choose up to eight other variable investment options to receive the automatic transfers, but each transfer to each option must be at least $50.

This service terminates when the EQ/Money Market option is depleted. You can also cancel the automatic transfer service at any time by sending a written request to our Administrative Office. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service.

             TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS

We will not deduct a transfer charge made in connection with our automatic transfer service.

OUR ASSET REBALANCING SERVICE

You may wish us to periodically redistribute the amounts you have in our variable investment options so that the relative amount of your account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semi-annual, or annual intervals.

You may specify asset allocation percentages for all available variable investment options up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service (discussed above).

You may request the asset rebalancing service in your policy application or at any later time by completing our enrollment form. At any time, you may also terminate the rebalancing program or make changes to your allocations under the program. Once enrolled in the rebalancing service, it will remain in effect until you instruct us in writing to terminate the service. Requesting an investment option transfer while enrolled in our asset rebalancing service will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your rebalancing service. Changes to your allocation instructions for the rebalancing service (or termination of your enrollment in the service) must be in writing and sent to our Administrative Office.

We will not deduct a transfer charge for any transfer made in connection with our asset rebalancing service. Certain investment options, such as the guaranteed interest option, are not available investment options with the asset rebalancing service.

             TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS

7. Accessing your money

--------------------------------------------------------------------------------

BORROWING FROM YOUR POLICY

You may borrow up to 90% of the difference between your policy's account value and any surrender charges that are in effect under your policy. (In your policy, this "difference" is referred to as your Cash Surrender Value.) However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a terminal illness living benefits payment, as well as by any other loans (and accrued loan interest) you have outstanding. See "Your option to receive a terminal illness living benefit" below.

--------------------------------------------------------------------------------
YOU CAN USE POLICY LOANS TO OBTAIN FUNDS FROM YOUR POLICY WITHOUT SURRENDER CHARGES OR, IN MOST CASES, PAYING CURRENT INCOME TAXES. HOWEVER, THE BORROWED AMOUNT IS NO LONGER CREDITED WITH THE INVESTMENT RESULTS OF ANY OF OUR INVESTMENT OPTIONS UNDER THE POLICY.
--------------------------------------------------------------------------------

When you take a policy loan, we remove an amount equal to the loan from one or more of your investment options and hold it as collateral for the loan's repayment. (Your policy may sometimes refer to the collateral as the "loaned policy account.") We hold this loan collateral under the same terms and conditions as apply to amounts supporting our guaranteed interest option, with several exceptions:

..   you cannot make transfers or withdrawals of the collateral;

..   we expect to credit different rates of interest to loan collateral than we credit under our guaranteed interest option;

..   we do not count the collateral when we compute our customer loyalty credit;
    and

..   the collateral is not available to pay policy charges.

When you request your loan, you should tell us how much of the loan collateral you wish to have taken from any amounts you have in each of our investment options. If you do not give us directions (or if we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in the same proportion as we are then taking monthly deductions for charges. If that is not possible, we will take the loan from your investment options in proportion to your value in each.

LOAN INTEREST WE CHARGE. The interest we charge on a policy loan accrues daily at an adjustable interest rate. We determine the rate at the beginning of each year of your policy and that rate applies to all policy loans that are outstanding at any time during the year. The maximum rate is the greater of
(a) 4% or (b) the "Monthly Average Corporate" yield published in Moody's Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. (If that average is no longer published, we will use another average, as the policy provides.) In no event, however, will the loan interest rate be greater than 15%. We will notify you of the current loan interest rate when you apply for a loan and annually on the annual report, and will notify you in advance of any rate increase.

Loan interest payments are due on each policy anniversary. If not paid when due, we automatically add the interest as a new policy loan.


INTEREST THAT WE CREDIT ON LOAN COLLATERAL. Under our current rules, the annual interest rate we credit on your loan collateral during any of your policy's first fifteen years will be 1% less than the rate we are then charging you for policy loan interest, and, beginning in the policy's 16th year, equal to the loan interest rate. The elimination of the rate differential is not guaranteed, however. Accordingly, we have discretion to increase the rate differential for any period, including under policies that are already in force (and may have outstanding loans). We do guarantee that the annual rate of interest credited on your loan collateral will never be less than 3% and that the differential will not exceed 2% (except if tax law changes increase the taxes we pay on policy loans or loan interest).


We credit interest on your loan collateral daily. On each anniversary of your policy (or when your policy loans are fully repaid) we transfer that interest to your policy's investment options in the same proportions as if it were a premium payment.

EFFECTS OF POLICY LOANS. A loan can reduce the length of time that your insurance remains in force, because the amount we set aside as loan collateral cannot be used to pay charges as they become due. A loan can also cause any paid up death benefit guarantee to terminate or may cause any other guarantee against termination to become unavailable. We will deduct any outstanding policy loan plus accrued loan interest from your policy's proceeds if you do not pay it back. Even if a loan is not taxable when made, it may later become taxable, for example, upon termination or surrender. See "Tax information" below for a discussion of the tax consequences of policy loans.

PAYING OFF YOUR LOAN. You can repay all or part of your loan at any time. We normally assume that payments you send us are premium payments. Therefore, you must submit instructions with your payment indicating that it is a loan repayment. If you send us more than all of the loan principal and interest you owe, we will treat the excess as a premium payment.

When you send us a loan repayment, we will transfer an amount equal to such repayment from your loan collateral back to the investment options under your policy. First we will restore any amounts that, before being designated as loan collateral, had been in the guaranteed interest option under your policy. We will allocate any additional repayments among investment options as you instruct; or, if you don't instruct us, in the same proportion as if they were premium payments.

MAKING WITHDRAWALS FROM YOUR POLICY

You may make a partial withdrawal of your net cash surrender value (defined below) at any time after the first year of your policy. The request must be for at least $500, however, and we have discretion to decline any request. If you do not tell us from which investment options you wish us to take the withdrawal, we will use the same allocation that then applies for the monthly deductions we make for charges; and, if that is not possible, we will take the withdrawal from all of your investment options in proportion to your value in each.

                             ACCESSING YOUR MONEY

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YOU CAN WITHDRAW ALL OR PART OF YOUR POLICY'S NET CASH SURRENDER VALUE,
ALTHOUGH YOU MAY INCUR TAX CONSEQUENCES BY DOING SO.
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EFFECT OF PARTIAL WITHDRAWALS ON INSURANCE COVERAGE. If the Option A death benefit is in effect, a partial withdrawal results in a dollar-for-dollar reduction in the policy's face amount (and, hence, an equal reduction in the Option A death benefit). If the paid up death benefit guarantee is in effect, a partial withdrawal will generally reduce the face amount by more than the amount of the withdrawal. Face amount reductions that occur automatically as a result of withdrawals, however, do not result in our deducting any portion of any then remaining surrender charge. We will not permit a partial withdrawal that would reduce the face amount below our minimum for new policy issuances at the time, or that would cause the policy to no longer be treated as life insurance for federal income tax purposes.

If death benefit Option B is in effect, a partial withdrawal reduces the death benefit on a dollar for dollar basis, but does not affect the face amount.

The result is different, however, during any time when the alternative death benefit (discussed later in this prospectus) would be higher than the Option A or B death benefit you have selected. In that case, a partial withdrawal will cause the death benefit to decrease by more than the amount of the withdrawal, even if the paid up death benefit guarantee is not then in effect. A partial withdrawal reduces the amount of your premium payments that counts toward maintaining our other guarantees against termination, as well. A partial withdrawal may increase the chance that your policy could lapse because of insufficient value to pay policy charges as they fall due or because it could result in a death benefit guarantee not being in effect.

You should refer to "Tax information" below, for information about possible tax consequences of partial withdrawals and any associated reduction in policy benefits.

SURRENDERING YOUR POLICY FOR ITS NET CASH SURRENDER VALUE

Upon written request satisfactory to us, you can surrender (give us back) your policy for its "net cash surrender value" at any time. The net cash surrender value equals your account value, minus any outstanding loans and unpaid loan interest, minus any amount of your account value that is "restricted" as a result of previously distributed "living benefits," and minus any surrender charge that then remains applicable. The surrender charge is described in "Charges and expenses you will pay" earlier in this prospectus.

Please refer to "Tax information" below for the possible tax consequences of surrendering your policy and applicable waivers of surrender charges in the event of federal estate tax repeal.

YOUR OPTION TO RECEIVE A TERMINAL ILLNESS LIVING BENEFIT

Subject to our insurance underwriting guidelines and availability in your state, your policy will automatically include our living benefits rider. This feature enables you to receive a portion (generally the lesser of 75% or $500,000) of the policy's death benefit (excluding death benefits payable under certain other policy riders), if the insured person has a terminal illness (as defined in the rider). The maximum aggregate amount of payments that will be paid under this Living Benefits Rider for all policies issued by AXA Equitable or an affiliate company on the life of the same insured person is $500,000. We make no additional charge for the rider, but we will deduct a one-time administrative charge of up to $250 from any living benefit we pay.

If you tell us that you do not wish to have the living benefits rider added at issue, but you later ask to add it, there will be a $100 administrative charge. Also, we will need to evaluate the insurance risk at that time, and we may decline to issue the rider.

If you receive a living benefit, the remaining benefits under your policy will be affected. We will deduct the amount of any living benefit we have paid, plus interest (as specified in the rider), from the death benefit proceeds that become payable under the policy if and when the insured person dies. (In your policy, we refer to this as a "lien" we establish against your policy.)

When we pay a living benefit, we automatically transfer a pro rata portion of your policy's net cash surrender value to the policy's guaranteed interest option. This amount, together with the interest we charge thereon, will be "restricted" -- that is, it will not be available for any loans, transfers or partial withdrawals that you may wish to make. In addition, it may not be used to satisfy the charges we deduct from your policy's value. We also will deduct these restricted amounts from any subsequent surrender proceeds that we pay.

The receipt of a living benefits payment may qualify for exclusion from income tax. See "Tax information" below. Receipt of a living benefits payment may affect your eligibility for certain government benefits or entitlements.

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YOU CAN ARRANGE TO RECEIVE A "LIVING BENEFIT" IF THE INSURED PERSON BECOMES TERMINALLY ILL.
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                             ACCESSING YOUR MONEY

8. Tax information

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This discussion is based on current federal income tax law and interpretations. It assumes that the policy owner is a natural person who is a U.S. citizen and resident and has an insurable interest in the insured. The tax effects on corporate taxpayers, non-U.S. residents or non-U.S. citizens may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax advisor.

BASIC INCOME TAX TREATMENT FOR YOU AND YOUR BENEFICIARY

An Incentive Life(R) policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under
Section 7702 of the Internal Revenue Code (the "Code") and (b) as long as the investments made by the underlying Portfolios satisfy certain investment diversification requirements under Section 817(h) of the Code. The following discussion assumes that the policies meet these requirements and, therefore, that generally:


..   the death benefit received by the beneficiary under your policy will not be subject to federal income tax; and


..   increases in your policy's account value as a result of interest or investment experience will not be subject to federal income tax, unless and until there is a distribution from your policy, such as a surrender, a partial withdrawal, loan or a payment to you.

The IRS, however, could disagree with our position such that certain tax consequences could be other than as described. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions in order to do so. There may also be different tax consequences if you assign your policy, transfer an interest therein or designate a new owner. See "Assigning your policy" later in this prospectus. See also special rules below for "Business and employer owned policies," and for the discussion of insurable interest under "Other information."

TAX TREATMENT OF DISTRIBUTIONS TO YOU (LOANS, PARTIAL WITHDRAWALS, AND FULL SURRENDER)

The federal income tax consequences of a distribution from your policy depend on whether your policy is a "modified endowment contract" (sometimes also referred to as a "MEC"). In all cases, however, the character of any income described below as being taxable to the recipient will be ordinary income (as opposed to capital gain).

TESTING FOR MODIFIED ENDOWMENT CONTRACT STATUS. Your policy will be a "modified endowment contract" if, at any time during the first seven years of your policy, you have paid a cumulative amount of premiums that exceeds the cumulative seven-pay limit. The cumulative seven-pay limit is the amount of premiums that you would have paid by that time under a similar fixed-benefit insurance policy that was designed (based on certain assumptions mandated under the Code) to provide for paid up future benefits after the payment of seven equal annual premiums. ("Paid up" means that no future premiums would be required.) This is called the "seven-pay" test.

Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the account value of the policy at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A material change for these purposes could occur as a result of a change in death benefit option, the selection of additional rider benefits, an increase in your policy's face amount (including pursuant to our cost-of-living rider), or certain other changes.

If your policy's benefits are reduced during its first seven years (or within seven years after a material change), the seven-pay limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a requested decrease in face amount, the termination of additional benefits under a rider or, in some cases, a partial withdrawal.) If the premiums previously paid during its first seven years (or within seven years after a material change) are greater than the recalculated (lower) seven-pay limit, the policy will become a modified endowment contract.

A life insurance policy that you receive in exchange for a modified endowment contract will also be considered a modified endowment contract.

In addition to the above premium limits for testing for modified endowment status, federal income tax rules must be complied with in order for it to qualify as life insurance. Changes made to your policy, for example, a decrease in face amount (including any decrease that may occur as a result of a partial withdrawal), a change in death benefit option, or other decrease in benefits may impact the maximum amount of premiums that can be paid, as well as the maximum amount of account value that may be maintained under the policy. In some cases, this may cause us to take current or future action in order to assure that your policy continues to qualify as life insurance, including distribution of amounts to you that may be includible as income. See "Changes we can make" later in this prospectus.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS NOT A MODIFIED ENDOWMENT CONTRACT. As long as your policy remains in force as a non-modified endowment contract, policy loans will generally be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the loan will generally not be tax deductible, although interest credited on loan collateral may become taxable under the rules below if distributed. However, there is some uncertainty as to the federal tax treatment of policy loans with a

                                TAX INFORMATION
small or no spread between the interest rate charged and the interest rate credited on the amount loaned. You should consult a qualified tax adviser as to the federal tax treatment of such loans. Also, see below for taxation of loans upon surrender or termination of your policy.

If you make a partial withdrawal after the first 15 years of your policy, the proceeds will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your policy that were not taxable.) During the first 15 years, however, the proceeds from a partial withdrawal could be subject to federal income tax, under a complex formula, to the extent that your account value exceeds your basis.

Upon full surrender, any amount by which the proceeds we pay (including amounts we use to discharge any policy loan and unpaid loan interest) exceed your basis in the policy will be subject to federal income tax. IN ADDITION, IF A POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN-OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION AND COULD BE SUBJECT TO TAX UNDER THE FOREGOING RULES. Finally, if you make an assignment of rights or benefits under your policy, you may be deemed to have received a distribution from your policy, all or part of which may be taxable.

POLICY LOANS. Policy loans can cause taxable income upon the termination of a policy with no cash payout. In the case of a surrender, the loan amount is taken into account in determining any taxable amount and such income can also exceed the payment received. These events can occur from potential situations which include: (1) amount of outstanding policy debt (loans taken plus unpaid interest amounts added to the outstanding loan) at or near the maximum loan value; (2) unfavorable investment results affecting your policy account value;
(3) increasing monthly policy charges due to increasing attained ages of the insured; (4) high or increasing amount of insurance risk, depending on death benefit option and changing account value; and (5) increasing policy loan rates if an adjustable policy loan rate is in effect.

Ideally a policy loan will be paid from income tax free death benefit proceeds if your policy is kept in force until the death of the insured. To avoid policy terminations that may give rise to significant income tax liability, you may need to make substantial premium payments or loan repayments to keep your policy in force.

You can reduce the likelihood that these situations will occur by considering these risks before taking a policy loan. If you take a policy loan, you should monitor the status of your policy with your financial representative and your tax advisor at least annually, and take appropriate preventative action. As indicated above, in the case of a policy that is a modified endowment contract ("MEC"), any loan will be treated as a distribution when made, and thus may be taxable at such time.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS A MODIFIED ENDOWMENT CONTRACT. Any distribution from your policy will be taxed on an "income-first" basis if your policy is a modified endowment contract. Distributions for this purpose include a loan (including any increase in the loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan) or withdrawal. Any such distributions will be considered taxable income to you to the extent your account value exceeds your basis in the policy. (For modified endowment contracts, your basis is similar to the basis described above for other policies, except that it also would be increased by the amount of any prior loan under your policy that was considered taxable income to you.)

For purposes of determining the taxable portion of any distribution, all modified endowment contracts issued by AXA Equitable (or its affiliates) to the same owner (excluding certain qualified plans) during any calendar year are treated as if they were a single contract.

A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply to (i) taxpayers whose actual age is at least 59 1/2,
(ii) distributions in the case of a disability (as defined in the Code) or
(iii) distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. The exceptions generally do not apply to life insurance policies owned by corporations or other entities.

IF YOUR POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION (to the extent the loan was not previously treated as such) and could be subject to tax, including the 10% penalty tax, as described above. In addition, upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any loan) over your basis in the policy, will be subject to federal income tax and, unless an exception applies, the 10% penalty tax.

Distributions that occur during a year of your policy in which it becomes a modified endowment contract, and during any subsequent years, will be taxed as described in the four preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract. So, for example, if a policy has been collaterally assigned as security for a loan and the policy subsequently becomes a MEC there could be a taxable deemed distribution even though the policy owner has not received any payment from us.

POLICY CHANGES. Changes made to a life insurance policy, for example, a decrease in benefits, a death benefit option change, or the termination or restoration of a terminated policy, may have other effects on your policy, including impacting the maximum amount of premiums that can be paid under the policy. In some cases, this may cause us to take action in order to assure your policy continues to qualify as life insurance, including distribution of amounts that may be includable as income. This action may be required under the tax law even though the policy may not be sufficiently funded to keep it in force for a desired duration. In some cases, premium payments for a policy year could be limited to the amount needed to keep the policy in force until the end of the policy year. You should carefully go over the implications of any policy changes with your advisor before making a change.

RESTORATION OF A TERMINATED POLICY. For tax purposes, some restorations of a policy that terminated after a grace period may be treated as the purchase of a new policy. Since tax laws and regulations and their application may have changed by such time, there can be no assurance that we can reinstate the policy to qualify as life insurance under future tax rules.

                                TAX INFORMATION

TAX TREATMENT OF LIVING BENEFITS PROCEEDS

Amounts received under an insurance policy on the life of an individual who is terminally ill, as defined by the tax law, are generally excludable from the payee's gross income as an accelerated death benefit. We believe that the benefits provided under our living benefits rider meet the tax law's definition of terminally ill and can qualify for this income tax exclusion. This exclusion does not apply to amounts paid to someone other than the insured person if the payee has an insurable interest in the insured person's life only because the insured person is a director, officer or employee of the payee or by reason of the insured person being financially interested in any trade or business carried on by the payee.

BUSINESS AND EMPLOYER OWNED POLICIES

Any employer owned life insurance arrangement on an employee or director as well as any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to the rules discussed below. Also, careful consideration should be given to any other rules that may apply, including other possible pending or recently enacted legislative proposals.

REQUIREMENTS FOR INCOME TAX FREE DEATH BENEFITS. Federal tax law imposes additional requirements for employer owned life insurance policies. The provisions can have broad application for contract owners engaged in a trade or business, or certain related persons. These requirements include detailed notice and consent rules, annual tax reporting and recordkeeping requirements on the employer and limitations on those employees (including directors) who can be insured under the life insurance policy. Failure to satisfy applicable requirements will result in death benefits in excess of premiums paid by the owner being includible in the owner's income upon the death of the insured employee. Notice and consent requirements must be satisfied before the issuance of the life insurance policy or a material change to an existing life insurance policy, otherwise benefits may lose their tax favored treatment.

The rules generally apply to life insurance policies issued after August 17, 2006. Note, however, that material increases in the death benefit or other material changes will generally cause an existing policy to be treated as a new policy and thus subject to the new requirements. The term "material" has not yet been fully defined but is expected to not include automatic increases in death benefits in order to maintain compliance with the life insurance policy tax qualification rules under the Code. An exception for certain tax-free exchanges of life insurance policies pursuant to Section 1035 of the Code may be available but is not clearly defined.

LIMITATIONS ON INTEREST DEDUCTIBILITY FOR BUSINESS OWNED LIFE
INSURANCE. Ownership of a policy by a trade or business can limit the amount of any interest on business borrowings that the entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, the insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences. Proposals, if enacted, could narrow the exception unless the policy is grandfathered.

The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called "split-dollar" arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material change in a policy will be treated as the issuance of a new policy.

In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy's average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity's other assets. The above limitation is in addition to rules limiting interest deductions on policy loans against business-owned life insurance. Special rules apply to insurance company owners of policies which may be more restrictive.



USES OF POLICY WHICH MAY BE SCRUTINIZED. The IRS may view certain uses of life insurance policies as a tax shelter or as an abusive transaction. Please consult your tax advisor for the most up-to-date information as to IRS "Recognized Abusive and Listed Transactions" and how they may affect your policy.

REQUIREMENT THAT WE DIVERSIFY INVESTMENTS

Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Failure to comply with these regulations would disqualify your policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on any income and gains under the policy and the death benefit proceeds would lose their income tax-free status. These consequences would continue for the period of the disqualification and for subsequent periods. Through the Portfolios, we intend to comply with the applicable diversification requirements, though no assurances can be given in this regard.

ESTATE, GIFT, AND GENERATION-SKIPPING TAXES

If the policy's owner is the insured person, the death benefit will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, and the owner dies before the insured person, the value of the policy would be includable in the owner's estate. If the owner is neither the insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.


In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person's taxable estate, total at least $10 million (this statutory amount is to be indexed for inflation after 2010). A portability rule generally permits a surviving spouse to elect to carry over the unused portion of the deceased spouse's exclusion amount.

Certain amounts may be deductible or excludable, such as gifts and bequests to a person's spouse or charitable institutions, as well as for certain gifts per recipient per year ($15,000 for 2018, indexed for inflation).


As a general rule, if you make a "transfer" to a person two or more generations younger than you, a generation-skipping tax may be payable. Generation-skipping transactions would include, for example, a case where a grandparent "skips" his or her children and names his or her grandchildren as a policy's beneficiaries. In that case, the generation-skipping "transfer" would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax

                                TAX INFORMATION
rates are similar to the maximum estate tax rates in effect at the time. Individuals, however are generally allowed an aggregate generation-skipping tax exemption of the same amount discussed above for estate and gift taxes, but without portability.


The particular situation of each policy owner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

If this policy is used with estate and gift tax planning in mind, you should consult with your tax advisor as to the most up-to-date information as to federal estate, gift and generation skipping tax rules.

PENSION AND PROFIT-SHARING PLANS

There are special limits on the amount of insurance that may be purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) or 403 of the Code. In addition, the federal income tax consequences will be different from those described in this prospectus. These rules are complex, and you should consult a qualified tax advisor.

SPLIT-DOLLAR AND OTHER EMPLOYEE BENEFIT PROGRAMS

Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. Employees may have imputed income for the value of any economic benefit provided by the employer. There may be other tax implications, as well. It is possible that certain split-dollar arrangements may be considered to be a form of deferred compensation under Section 409A of the Code, which broadens the definition of deferred compensation plans, and subjects such plans to new requirements. Further, certain split-dollar arrangements may come within the rules for business- and employer-owned policies. Among other issues, policy owners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.

If this policy is being or was purchased pursuant to a split-dollar arrangement, you should also consult your tax advisor for advice concerning the effect of the following guidance. In 2002, the IRS issued Notice 2002-8 concerning the taxation of split-dollar life insurance arrangements as well as regulations in both 2002 and 2003. They provide for taxation under one of two mutually exclusive regimes depending upon the structure of the arrangement. These are a loan regime and an economic benefit regime. Transition and grandfathering rules, among other items, should be carefully reviewed when considering such arrangements. A material modification to an existing arrangement may result in a change in tax treatment. In addition, public corporations (generally publicly-traded or publicly-reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors. At least some split-dollar arrangements could be deemed to involve loans within the purview of that section.

ERISA

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974. There may also be other implications. You should consult a qualified legal advisor.

3.8% TAX ON NET INVESTMENT INCOME OR "NII"

The 3.8% Medicare tax on certain unearned income of taxpayers whose adjusted incomes exceed certain thresholds applies to all or part of a taxpayer's NII. As currently interpreted under IRS guidelines, NII includes the taxable portion of an annuitized payment from a life insurance contract. It has not been defined to include taxable amounts from partial withdrawals, surrenders or lapses of life insurance policies subject to loans. You should consult your tax advisor as to the applicability of this tax to you.

OUR TAXES

The operations of our separate accounts are reported in our federal income tax return. Separate account investment income and capital gains, however, are, for tax purposes, reflected in our variable life insurance policy reserves. Currently we pay no taxes on such income and gains and impose no charge for such taxes. We reserve the right to impose a charge in the future for taxes incurred by us that are allocable to the policies.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.


TAX WITHHOLDING AND INFORMATION REPORTING

STATUS FOR INCOME TAX PURPOSES; FATCA. In order for us to comply with income tax withholding and information reporting rules which may apply to life insurance policies, we request documentation of "status" for tax purposes. "Status" for tax purposes generally means whether a person is a "U S. person" or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If we do not have appropriate certification or documentation of a person's status for tax purposes on file, it could affect the rate at which we are required to withhold income tax, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to life insurance policy ownership. For example, under the Foreign Account Tax Compliance Act ("FATCA"), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, we may be required to report policy values and other information for certain policyholders. For this reason, we and our affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

TAX WITHHOLDING. Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we

                                TAX INFORMATION
are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you and may not always follow federal rules.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U.S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction. For Puerto Rico and other jurisdictions, income is considered U.S.-source income. We anticipate requiring owners or beneficiaries in Puerto Rico which are not individuals to document their status to avoid 30% FATCA withholding from U.S.-source income.



POSSIBILITY OF FUTURE TAX CHANGES AND OTHER TAX INFORMATION


The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies or increase the taxes we pay in connection with such policies. This could include special rules for tax-exempt entities as well as for corporate or business owner policies. In addition to legislation enacted in December 2017, Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a life insurance policy. Legislative proposals could make sweeping changes to many longstanding tax rules, including certain tax benefits currently available to newly purchased cash value life insurance policies. Proposals have been considered to eliminate some or all taxable expenditures or tax preferences together with some lowering of tax rates. We cannot predict what, if any, legislation will actually be proposed or enacted or what type of grandfathering will be allowed for existing life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new or clarifying interpretations of existing law. Some areas of possible future guidance include new rules for testing for policies issued on a special risk class basis. As a result, there are areas of some uncertainty even under current laws, such that future tax consequences of a policy could be other than as described herein.


State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change or change in interpretation. Any changes in federal, state, local or foreign tax law or interpretations could have a retroactive effect both on our taxes and on the way your policy is taxed or the tax benefit of life insurance policies.

2009 OR LATER INCREASES IN BENEFITS OR COVERAGE, ADDITION OF RIDERS, OR CERTAIN OTHER POLICY CHANGES


In addition to the other tax effects that an increase or decrease in benefits under your policy may have as discussed earlier in this Tax information section, IRS Notice 2004-61 as modified by Notice 2006-95 provides special guidance concerning the mortality charge assumptions permitted for federal income tax testing purposes for certain changes made in 2009 or later to policies issued prior to 2009 based on 1980 Commissioners Standard Ordinary
(CSO) Mortality Tables.


The Notice provides a safe harbor which would not require certain 2009 or later changes to cause tax testing to become subject to the new 2001 CSO based tables. This safe harbor covers certain changes that are pursuant to the terms of the policy, including the addition or removal of a rider and an increase or decrease in the death benefit. Certain other transactions, such as a substitution of insured or ratings change, are not addressed. If we determine that a transaction would cause your policy to lose its ability to be tax tested under the 1980 CSO mortality tables under which your policy operates, we intend to refuse such 2009 or later transactions which might otherwise have been available under your policy, subject to our rules then in effect. We would take such action to help assure that your policy can continue to qualify as life insurance for federal tax testing under the 1980 CSO based tables. Unless or until we receive further guidance, certain rating changes, or a request for a substitution of the insured will not be permitted. There can be no assurance as to whether such guidance will be provided or what any such guidance may provide.

OTHER INFORMATION

There are a number of tax benefits associated with variable life insurance policies. For tax benefits to be available, the policy owner must have an insurable interest in the life of the insured under applicable state laws. Requirements may vary by state. A failure can, among other consequences, cause the policy owner to lose anticipated favorable federal tax treatment generally afforded life insurance.

For tax benefits to continue, the policy must continue to qualify as life insurance. We reserve the right to restrict transactions that we determine would cause your policy to fail to qualify as life insurance under federal tax law. In addition to other requirements, federal tax law requires that the insurer, and not the policy owner, have control of the underlying investment assets for the policy to qualify as life insurance.

You may make transfers among Portfolios of the Separate Account, but you may not direct the investments each Portfolio makes. If the IRS were to conclude that you, as the investor, have control over these investments, then the policy would no longer qualify as life insurance. You would be treated as the owner of separate account assets and be currently taxed on any taxable income or gain the assets generate.

The IRS has provided some guidance on this question of investor control, but many issues remain unclear. One such issue is whether a policy owner can have too much investor control if the variable life policy offers a large number of investment options in which to invest account values and/or the ability to make frequent transfers under the policy. We do not know if the IRS will provide any further guidance on the issue. If guidance is provided, we do not know if it would apply retroactively to policies already in force.

We believe that our variable life policies do not give policy owners investment control over the investments underlying the various investment options; however, the IRS could disagree with our position. The IRS could seek to treat policy owners with a large number of investment options and/or the ability to freely transfer among investment options as the owners of the underlying Portfolio's shares. Accordingly, we reserve the right to modify your policy as necessary to attempt to prevent you from being considered the owner of your policy's proportionate share of the assets of the Separate Account.

                                TAX INFORMATION

9. More Information about policy features and benefits

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ALTERNATIVE HIGHER DEATH BENEFIT IN CERTAIN CASES

The basic Option A and Option B death benefits are described under "About your life insurance benefit" in "Risk/benefit summary: Policy features, benefits and risks" earlier in this prospectus.

We will automatically pay an alternative death benefit if it is HIGHER than the basic Option A or Option B death benefit you have selected. This alternative death benefit is computed by multiplying your policy's account value on the insured person's date of death by a percentage specified in your policy. The percentage depends on the insured person's age. Representative percentages are as follows:

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IF THE ACCOUNT VALUE IN YOUR POLICY IS HIGH ENOUGH, RELATIVE TO THE FACE
AMOUNT, THE LIFE INSURANCE BENEFIT WILL AUTOMATICALLY BE GREATER THAN THE
OPTION A OR OPTION B DEATH BENEFIT YOU HAVE SELECTED.
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--------------------------------------------------------------------------------
 AGE*                                 40 AND UNDER   45      50   55   60   65
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%:                                    250%           215%    185% 150% 130% 120%
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 AGE:                                 70    75-95    99-OVER
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%:                                    115%  105%     101%
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*  For the then-current policy year.

This higher alternative death benefit exposes us to greater insurance risk than the regular Option A and B death benefits. Because the cost of insurance charges we make under your policy are based in part on the amount of our risk, you will pay more cost of insurance charges for any periods during which the higher alternative death benefit is the operative one.

The alternative higher death benefit is a component of the Option A and Option B death benefits that will be paid (if higher) in order for the Incentive Life(R) policy to satisfy the definition of "life insurance contract" under
Section 7702 of the Code. In general, for a policy to be treated as a life insurance contract under the Code, it must pass one of two tests, the cash value accumulation test or the guideline premium/ cash value corridor test. Only the guideline premium/cash value corridor test applies to the Incentive Life(R) policy. Under the guideline premium requirement, the sum of the premiums paid under the policy may not at any time exceed the greater of the guideline single premium or the sum of the guideline level premiums, for the benefits promised under the policy. Under the cash value corridor requirement, the death benefit at any time must be equal to or greater than the applicable percentage of policy account value specified in Section 7702(c) of the Code. We apply these principles to both Option A and Option B death benefits.

The operative period for the higher alternative death benefit is determined in connection with the requirements of the Code. The calculation of the death benefit is built into the monthly calculation of the cost of insurance charge, which is based on the net amount at risk. The need for the higher alternative death benefit is assessed on each monthly anniversary date, and on the death of the insured. Each policy owner receives an annual statement showing various policy values. The annual statement shows the death benefit amount as of the policy anniversary, and that amount would reflect the alternative higher death benefit amount, if applicable at that time. This annual statement also reflects the monthly cost of insurance charge for the policy year, reflecting a higher net amount at risk in those months when the higher alternative death benefit is in effect.

OTHER ADJUSTMENTS TO DEATH BENEFIT. We will increase the death benefit proceeds by the amount of any other benefits we owe upon the insured person's death under any optional riders which are in effect.

We will reduce the death benefit proceeds by the amount of any outstanding policy loans and unpaid loan interest, as well as any amount of monthly charges under the policy that remain unpaid because the insured person died during a grace period. We also reduce the death benefit if we have already paid part of it under a living benefits rider. We reduce it by the amount of the living benefits payment plus interest. See "Your option to receive a terminal illness living benefit" earlier in this prospectus.

GUARANTEE PREMIUM TEST FOR NO-LAPSE GUARANTEES

We offer two guarantees against policy lapse that depend on your having paid specified amounts of premiums. We refer to these two guarantees as our "no-lapse guarantee" and our "death benefit guarantee," and you can read more about them in "You can guarantee that your policy will not terminate before a certain date" in "Risk/ benefit summary: Policy features, benefits and risks," earlier in this prospectus.

GUARANTEE PREMIUM TEST. If your policy's net cash surrender value is not sufficient to pay a monthly deduction that has become due, we check to see if the cumulative amount of premiums that you have paid to date at least equals the cumulative guarantee premiums due to date for either the no-lapse guarantee or death benefit guarantee discussed under "You can guarantee that your policy will not terminate before a certain date," in "Risk/benefit summary: Policy features, benefits and risks," earlier in this prospectus, that are then available under your policy. If it does, your policy will not lapse, provided that you have no policy loans outstanding (or you repay all of such loans before the end of the 61-day grace period mentioned in "The minimum amount of premiums you must pay" under "Risk/benefit summary: Policy features, benefits and risks") and provided that the period of the corresponding guarantee has not expired.

When we calculate the cumulative amount of guarantee premiums for the no-lapse or death benefit guarantees, we compound each amount at a 4% annual interest rate from its due date through the date of the calculation. (This interest rate is only for purposes of determining whether you have satisfied the guarantee test for an available duration. It does not bear any relation to the returns you will actually earn or any loan interest you will actually pay.) We use the same calculation for determining the cumulative amount of premiums paid, beginning with the date each premium is received. The amount of premiums you must pay to maintain a guarantee against termination will be increased by the cumulative amount of any partial withdrawals you have taken from your policy (calculated by the same method, beginning with the date of withdrawal).

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

GUARANTEE PREMIUMS. The amount of the guarantee premiums for each of the guarantee options is set forth in your policy on a monthly basis, if that guarantee is available to you. The guarantee premiums are actuarially determined at policy issuance and depend on the age and other insurance risk characteristics of the insured person, as well as the amount of the coverage and additional features you select. Certain additional benefit riders will cause the guarantee premiums to increase after policy issue. The guarantee premiums also may change if, for example, the face amount of the policy or a rider changes, a rider is added or eliminated, or if there is a change in the insured person's risk characteristics. We will send you a new policy page showing any change in your guarantee premiums. Any change will be prospective only, and no change will extend a guarantee period beyond its original number of years.

If you want to be billed for a guarantee premium amount, you must specify a planned periodic premium that at least equals the guarantee premium that you plan to pay. If you want your bills for planned periodic premiums to cover your guarantee premiums, please remember to change your planned periodic premium amount, as necessary, if you take any action that causes your guarantee premiums to change.

PAID UP DEATH BENEFIT GUARANTEE

Subject to our approval, you may elect the "paid up" death benefit guarantee at any time after the fourth year. This benefit provides an opportunity to lock in all or a portion of your policy's death benefit without making additional premium payments. Also, this benefit may be attractive to you if you are concerned about the impact of poor future investment performance or increases in policy charges on your policy's death benefit and potential policy lapse. You may elect this benefit provided:

..   you have death benefit "Option A" in effect (see "About your life insurance benefit" in "Risk/benefit summary: Policy features, benefits and risks, "earlier in this prospectus);

..   you terminate any additional benefit riders, including the Incentive Term rider;

..   the election must not cause the policy to lose its qualification as life insurance under the Internal Revenue Code or require a distribution from the policy to avoid such disqualification; and

..   the election must not reduce the face amount (see below) to less than the minimum face amount for which we would then issue a policy.

The paid up death benefit guarantee applies only to your base policy's face amount, and not to the face amount or other coverage under any riders that (as noted above) must be terminated when the guarantee is elected. As explained below, electing the paid up death benefit guarantee may reduce your policy's face amount, which in turn may result in the deduction of a surrender charge. You can request a personalized illustration that will show you how your policy face amount could be reduced and values could be affected by electing the paid up death benefit guarantee.

POSSIBLE REDUCTION OF FACE AMOUNT. The face amount of your policy after this guarantee is elected is the lesser of (a) the face amount immediately before the election or (b) the policy account value divided by a factor based on the then age of the insured person. The factors are set forth in your policy. As a general matter, the factors change as the insured person ages so that, if your account value stayed the same, the result of the calculation under clause
(b) above would be lower the longer your policy is in force.

If electing the paid up death benefit guarantee causes a reduction in face amount, we will deduct the same portion of any remaining surrender charge as we would have deducted if you had requested that decrease directly (rather than electing the paid up death benefit guarantee). (See "Risk/benefit summary:
Charges and expenses you will pay" earlier in this prospectus.)

OTHER EFFECTS OF THIS GUARANTEE. You generally may continue to pay premiums after you have elected the paid up death benefit guarantee (subject to the same limits as before), but premium payments are not required. If the election causes your face amount to decrease, however, the amount of additional premiums you are permitted to pay, if any, may be reduced. You may continue to make transfers, but you may not change the death benefit option or add riders that have their own charges while the paid up death benefit guarantee is in effect.

Partial withdrawals while the paid up death benefit guarantee is in effect will generally be subject to the same terms and conditions as any other partial withdrawal (see "Making withdrawals from your policy" earlier in this prospectus), except that:

..   We may decline your request for a partial withdrawal (or any other policy change) under the circumstances described in the paid up death benefit guarantee policy endorsement. If this occurs, you may wish to consider asking us to terminate the paid up death benefit guarantee.

..   Partial withdrawals (and any distributions we may be required to make for tax purposes) will generally reduce your policy's face amount by more than the amount of the withdrawal.

The election of the paid up death benefit guarantee may cause your policy to become a modified endowment contract under certain circumstances. See "Tax treatment of distributions to you" under "Tax information," earlier in this prospectus. You should consult your tax advisor before making this election.

OTHER BENEFITS YOU CAN ADD BY RIDER

You may be eligible for the following other optional benefits made available by rider:

..   term insurance on the insured person (Incentive Term rider) (see "The
    Incentive Term rider" in "About your life insurance benefit" under "Risk/benefit summary: Policy features, benefits and risks")

..   disability waiver benefits

..   accidental death benefit

..   option to purchase additional insurance

..   cost-of-living rider

..   children's term insurance

..   ten-year renewable term insurance on the insured person or an additional insured person

..   enhanced death benefit guarantee (see "Enhanced death benefit guarantee" in
    "You can guarantee that your policy will not

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS terminate before a certain date" under "Risk/benefit summary: Policy features, benefits and risks")

We add the following benefits automatically at no charge to each eligible policy:

..   substitution of insured person rider (see "You can change your policy's insured person" under "More information about procedures that apply to your policy")

..   waiver of surrender charge due to tax law change rider (for certain future federal estate tax repeal situations)

..   living benefits rider

..   accounting benefit endorsement (see below)

..   paid up death benefit guarantee (see "Paid up death benefit guarantee"
    earlier in this section)

AXA Equitable or your financial professional can provide you with more information about these riders. Some of these riders may be selected only at the time your policy is issued. Some benefits may not be available in your state. Some benefits are not available in combination with others. The riders provide additional terms, conditions and limitations, and we will furnish samples of them to you on request. We can add, delete, or modify the riders we are making available, at any time before they become effective as part of your policy.

See also "Tax information" earlier in this prospectus for certain possible tax consequences and limitations of deleting riders or changing the death benefits under a rider.

ACCOUNTING BENEFIT ENDORSEMENT

Subject to the conditions discussed below, AXA Equitable offered an Endorsement to your policy (the "Endorsement") that refunded or waived all or a portion of certain policy charges if the policy is surrendered for its net cash surrender value within a limited time period.

Under our current rules, the Endorsement was offered where the following conditions were met:

..   policies are corporately owned, or were "split-dollar" cases that are collaterally assigned to the company;

..   the persons proposed to be insured were deemed by us to be "highly compensated" individuals;

..   the minimum initial premium under each policy was remitted to AXA Equitable by the employer; and

..   the aggregate annualized first year planned periodic premium was at least
    $150,000 if a minimum of three policies is issued, each on the life of a different insured person, and at least $500,000 if less than three policies were issued.

Eligible cases were issued with the accounting benefit endorsement unless the policy owner requested us in writing to not include the Endorsement.

The Endorsement reduces the difference between the premiums paid for the policy and the amount we will pay you if the policy is surrendered in its early years. This, in turn, is expected to reduce any charge against the employer's earnings when the employer accounts for the policy under generally accepted accounting principles (GAAP). Policy owners must rely on the advice of their own accountants, however, to determine how the purchase of a policy, as modified by the Endorsement, will affect their GAAP financial statements.

The Endorsement works by refunding all or a portion of the deductions from premiums and waiving all or a portion of the surrender charges, if the policy is surrendered in its early years. The percentage of charges refunded or waived under the Endorsement are as follows:

------------------------------------------------------------
SURRENDER IN POLICY  PERCENT OF PREMIUM PERCENT OF SURRENDER
       YEAR          DEDUCTION REFUNDED CHARGES WAIVED
------------------------------------------------------------
        1                   100%                100%
------------------------------------------------------------
        2                    67%                 80%
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        3                    33%                 60%
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        4                     0%                 40%
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        5                     0%                 20%
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   6 and later                0%                  0%
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For example, if a policy subject to the Endorsement were surrendered in its second policy year, we would refund:

..   67% of the charges that had been deducted from premiums (i.e., the sales charge); and

..   80% of the amount of surrender charges that we otherwise would have imposed for the surrender.

Once the Endorsement terminates at the end of the fifth policy year, however, there will be no refund of prior deductions from premiums, and the full amount of the surrender charges otherwise payable under the policy will be assessed upon surrender. The Endorsement operates only if the policy is surrendered in full. There is no waiver of surrender charges or refund of premium deductions if the policy terminates after a grace period or if the face amount is reduced. Nor is there a refund of prior premium deductions for partial withdrawals. The Endorsement does not affect the amount available for borrowing or withdrawing from your policy. Nor does it affect the calculations to determine whether your policy will lapse or terminate. The Endorsement may affect, however, the calculations to determine whether your policy satisfies the definition of "life insurance contract" under Section 7702 of the Code. In some cases, this may result in the payment of a higher alternative death benefit in the first three policy years where it is necessary to satisfy tax law requirements.

Face amount increases (if available under your policy) will not be approved while the endorsement is in effect. We offer products designed specifically for this marketplace. You can contact us to find out more about any other AXA Equitable insurance policy.

CUSTOMER LOYALTY CREDIT

We provide a customer loyalty credit for policies that have been in force for more than six years. This is added to the account value each month. The dollar amount of the credit is a percentage of the total amount you then have in our investment options (not including any value we are holding as collateral for any policy loans). The percentage credit is currently at an annual rate of 0.60% beginning in the policy's seventh year. This credit is not guaranteed.

VARIATIONS AMONG INCENTIVE LIFE(R) POLICIES

Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy.

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

AXA Equitable also may vary or waive the charges (including surrender charges) and other terms of Incentive Life(R) where special circumstances (including certain policy exchanges) result in sales or administrative expenses or mortality risks that are different from those normally associated with Incentive Life(R). We will make such variations only in accordance with uniform rules that we establish.

AXA Equitable or your financial professional can advise you about any variations that may apply to your policy.

YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS

BENEFICIARY OF DEATH BENEFIT. You designate your policy's beneficiary in your policy application. You can change the beneficiary at any other time during the insured person's life. If no beneficiary is living when the insured person dies, we will pay the death benefit proceeds in equal shares to the insured person's surviving children. If there are no surviving children, we will instead pay the insured person's estate.

PAYMENT OPTIONS FOR DEATH BENEFIT. In your policy application, or at any other time during the insured person's life, you may choose among several payment options for all or part of any death benefit proceeds that subsequently become payable. These payment options are described in the policy and may result in varying tax consequences. A payment option selected by the policy's owner cannot be changed by the beneficiary after the insured person dies. The terms and conditions of each option are set out in a separate contract that we will send to the payee when a payment option goes into effect. AXA Equitable or your financial professional can provide you with samples of such contracts on request.

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YOU CAN CHOOSE TO HAVE THE PROCEEDS FROM THE POLICY'S LIFE INSURANCE BENEFIT PAID UNDER ONE OF OUR PAYMENT OPTIONS, RATHER THAN AS A SINGLE SUM.
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If you have not elected a payment option, we will pay any death benefit in a single sum. If the beneficiary is a natural person (i.e., not an entity such as a corporation) and so elects, death benefit proceeds can be paid through the "AXA Equitable Access Account", which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. AXA Equitable will retain the funds until a draft is presented for payment. Interest on the AXA Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The AXA Equitable Access Account is part of AXA Equitable's general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The AXA Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

A beneficiary residing outside of the U.S., however, cannot elect the AXA Equitable Access Account. If the beneficiary is a trust that has two or fewer trustees, death benefit proceeds can be paid through the AXA Equitable Access Account.

If a financial professional has assisted the beneficiary in preparing the documents that are required for payment of the death benefit and the beneficiary so elects, we will send the AXA Equitable Access Account checkbook or check to the financial professional within the periods specified for death benefit payments under "When we pay policy proceeds," later in this prospectus. Our financial professionals will take reasonable steps to arrange for prompt delivery to the beneficiary.

PAYMENT OPTIONS FOR SURRENDER AND WITHDRAWAL PROCEEDS. You can also choose to receive all or part of any proceeds from a surrender or withdrawal from your policy under one of the above referenced payment options, rather than as a single sum.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

This is provided for informational purposes only. Since these policies are no longer available to new purchasers, this cancellation provision is no longer applicable.

If for any reason you are not satisfied with your policy, you may return it to us for a full refund of the premiums paid. In some states, we will adjust this amount for any investment performance (whether positive or negative).

You may cancel your policy by returning the policy along with a properly signed and completed written request for cancellation to our Administrative Office or, in some states, to the agent who sold it to you, by the 10th day after you receive it (or such longer period as required under state law). Your coverage will terminate as of the business day we receive your request at our Administrative Office (or, in some states, as of the business day the agent receives your request). In some states or situations, this "free look" period is longer than 10 days. Your policy will indicate the length of your "free look" period.

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

10. More information about certain policy charges

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DEDUCTING POLICY CHARGES

PURPOSES OF POLICY CHARGES. The charges under the policies are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the policies. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the policies. If, as we expect, the charges that we collect from the policies exceed our total costs in connection with the policies, we will earn a profit. Otherwise, we will incur a loss. In addition to the charges described below, there are also charges at the Portfolio level, which are described in the prospectuses of the Portfolios in which the funds invest. For additional information on all policy charges, see "Risk/benefit summary:
Charges and expenses you will pay."

TRANSACTION CHARGES

On the first day of each policy month, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below (see "Periodic charges" below). In addition, charges may be deducted for transactions such as premium payments, policy surrenders, requested decreases in face amount, or transfers among investment options.

.. PREMIUM CHARGE. We deduct an amount not to exceed 6% from each premium payment you send us. We may increase this charge higher than 6%, however, as a result of changes in the tax laws which increase our expenses. Currently, we reduce this charge to 3% after an amount equal to ten "target premiums" has been paid. The "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, among other factors. A similar charge applies to premiums attributed to requested face amount increases that are above your highest previous face amount. In addition, if your policy includes the accounting benefit endorsement, a portion of the deductions from premiums will be refunded upon surrender within the first three policy years (see "Accounting benefit endorsement" in "More information about policy features and benefits" earlier in this prospectus). The premium charge is designed in part to defray sales and tax expenses we incur that are based on premium payments.

.. SURRENDER CHARGES. If you give up this policy for its net cash surrender value or if your policy is terminated without value at the end of a grace period before the end of the fifteenth policy year, or within the first 15 years after a face amount increase over the previous highest base policy face amount, we will subtract a surrender charge from your policy account value. The surrender charge in the first policy month of each policy year is shown in your policy. The initial surrender charge will be between $2.91 and $12.99 per $1,000 of initial base policy face amount, and between $3.53 and $12.99 per $1,000 of base policy face amount increase. The surrender charge declines uniformly in equal monthly amounts within each policy year beginning in the ninth policy year until it reaches zero in the twelfth month of policy year fifteen. The initial amount of surrender charge depends on each policy's specific characteristics. In addition, if your policy includes the accounting benefit endorsement, the surrender charges are reduced (see "Accounting benefit endorsement" in "More information about policy features and benefits" earlier in this prospectus). We will establish additional surrender charges for any increase in the base policy face amount you request that represents an increase over the previous highest base policy face amount. Changes in the base policy face amount resulting from a change in death benefit option will not be considered in computing the previous highest face amount.

The surrender charges are contingent deferred sales charges. They are contingent because you only pay them if you surrender your policy for its net cash surrender value (or request a reduction in its face amount, as described below) or if your policy is terminated without value at the end of a grace period. They are deferred because we do not deduct them from your premiums. Because the surrender charges are contingent and deferred, the amount we collect in a policy year is not related to actual expenses for that year.

The surrender charges assessed in connection with giving up this policy or with reductions in policy face amount or if your policy is terminated without value at the end of a grace period are intended, in part, to compensate us for the fact that it takes us time to make a profit on your policy, and if you give up or reduce the face amount of your policy or if it terminates without value in its early years, we do not have the time to recoup our costs.

.. REQUEST A DECREASE IN YOUR POLICY'S FACE AMOUNT. If there is a requested base policy face amount reduction within the first fifteen policy years or within fifteen years following a face amount increase, or if the paid-up death benefit guarantee is elected for a reduced amount during a surrender charge period, a proportionate surrender charge will be deducted from your policy account value.

Assuming you have not previously changed the base policy face amount, a proportionate surrender charge will be determined by dividing the amount of the reduction in base policy face amount by the initial base policy face amount of insurance, and then multiplying that fraction by the surrender charge immediately before the reduction. The proportionate surrender charge will not exceed the unloaned policy account value at the time of the reduction. If a proportionate surrender charge is made, the remaining surrender charge will be reduced proportionately. We will not deduct a proportionate surrender charge if the reduction resulted from a change in death benefit option or a partial withdrawal.

If there have been prior increases in face amount, the decrease will be deemed to cancel, first, each increase in reverse chronological order (beginning with the most recent) and then the initial face amount. We will deduct from your policy account value any surrender charge that is associated with any portion of the face amount that is thus deemed to be canceled.

.. TRANSFERS AMONG INVESTMENT OPTIONS. Although we do not currently charge for transfers among investment options, we reserve the right to make a transfer charge up to $25 for each transfer of amounts

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES among your investment options. The transfer charge, if any, is deducted from the amounts transferred from your policy's value in the variable investment options and in our guaranteed interest option based on the proportion that the amount transferred from each variable investment option and from our guaranteed interest option bears to the total amount being transferred. Any such charge would be, in part, to compensate us for our expenses in administering transfers. The charge will never apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automated transfer service or asset rebalancing service.

.. ADDING A LIVING BENEFITS RIDER. If you elect the living benefits rider after the policy is issued, we will deduct $100 from your policy account value at the time of the transaction. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

.. EXERCISE OF OPTION TO RECEIVE A TERMINAL ILLNESS "LIVING BENEFIT." If you elect to receive a terminal illness "living benefit," we will deduct up to $250 from any living benefit we pay. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your policy account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

.. WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

.. EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

.. POLICY ILLUSTRATION CHARGE. Currently, you are entitled to one free illustration each policy year. For each additional illustration, we charge $25. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

.. DUPLICATE POLICY CHARGE. We charge $35 for providing a copy of your policy. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

.. POLICY HISTORY CHARGE. We charge a maximum of $50 for providing you a history of policy transactions. If you request a policy history of less than 5 years from the date of your request, there is no charge. If you request a policy history of more than 5 years but less than 10 years from the date of your request, the current charge is $25. For policy histories of 10 years or more, the charge is $50. For all policy histories, we reserve the right to charge a maximum of $50. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

.. CHARGE FOR RETURNED PAYMENTS. For each payment you make in connection with your policy that is returned for insufficient funds, we will charge a maximum of $25.

PERIODIC CHARGES

On the first day of each month of the policy, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below.

.. ADMINISTRATIVE CHARGE. In the first policy year, we deduct $20 from your policy account value at the beginning of each policy month for adults (issue age 18 and older) or $10 each policy month in the first two policy years for children. In all subsequent policy years (but not beyond the policy anniversary when the insured person is attained age 100), we currently deduct $8 from your policy account value at the beginning of each policy month. We reserve the right to increase or decrease this latter amount in the future, although it will never exceed $10. The administrative charge is intended, in part, to compensate us for the costs involved in administering the policy.

.. COST OF INSURANCE CHARGE. The cost of insurance rates vary depending on a number of factors, including, but not limited to, the individual characteristics of the insured and the policy year. The monthly cost of insurance charge is determined by multiplying the cost of insurance rate that is then applicable to your policy by the amount we have at risk under your policy divided by $1,000. Our amount at risk (also described in your policy as "net amount at risk") on any date is the difference between (a) the death benefit that would be payable if the insured person died on that date and
(b) the then total account value under the policy. A greater amount at risk, or a higher cost of insurance rate, will result in a higher monthly charge. The cost of insurance rates are intended, in part, to compensate us for the cost of providing insurance to you under your policy.

Generally, the cost of insurance rate increases from one policy year to the next. This happens automatically because of the insured person's increasing age.

On a guaranteed basis, we deduct between $0.06 and $83.34 per $1,000 of the amount for which we are at risk under your policy from your policy account value each month (but not beyond the policy anniversary date when the insured person is attained age 100). As the amount for which we are at risk at any time is the death benefit (calculated as of that time) minus your policy account value at that time, changes in your policy account value resulting from the performance of your investment options can affect your amount at risk, and as a result, your cost of insurance. Our cost of insurance rates are guaranteed not to exceed the maximum rates specified in your policy. For most insured persons at most ages, our current (non-guaranteed) rates are lower than the maximum rates. However, we have the ability to raise these rates up to the guaranteed maximum at any time, subject to any necessary regulatory approvals.

The guaranteed maximum cost of insurance rates for gender neutral Incentive Life(R) policies for insureds who are age 18 or above are based on the 1980 Commissioner's Standard Ordinary SB Smoker and NB Non-Smoker Mortality Tables. The guaranteed maximum cost of insurance rates for gender neutral Incentive Life(R) policies for insureds who are under age 18 are based on the 1980 Commissioner's Standard Ordinary Mortality Table B. For all other policies, for insureds who are age 18 or above, the guaranteed maximum cost of insurance rates are based on the 1980 Commissioner's Standard Ordinary Male

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES and Female Smoker and Non-Smoker Mortality Tables. For insureds who are under age 18, the guaranteed maximum cost of insurance rates are based on the 1980 Commissioner's Standard Ordinary Male and Female Mortality Tables.

Our cost of insurance rates will generally be lower (except for gender-neutral policies and in connection with certain employee benefit plans) if the insured person is a female than if a male. They also will generally be lower for non-tobacco users than tobacco users and lower for persons that have other highly favorable health characteristics, as compared to those that do not. On the other hand, insured persons who present particular health, occupational or avocational risks may be charged higher cost of insurance rates and other additional charges as specified in their policies. In addition, the current rates also vary depending on the duration of the policy (i.e., the length of time since the policy was issued).

For policies issued at ages 0 - 17, an insured's cost of insurance rate is not based on that insured's status as a tobacco user or non-tobacco user. We offer non-tobacco rates for ages 18 and above only. Approximately 60 days prior to the policy anniversary date nearest the insured's 18th birthday, we will send a notice to the policy owner giving the policy owner the opportunity to obtain non-tobacco rates by sending the form back to us with a certification, signed by the policy-owner and the insured, that the insured has not used tobacco products in the last 12 months. If the properly completed form is not received by our Administrative Office by the policy anniversary date nearest the insured's 18th birthday, tobacco user rates will apply. The policy owner, thereafter, may apply for non-tobacco user rates subject to our underwriting rules in effect at that time.

You may ask us to review the tobacco habits of an insured person of attained age 18 or over in order to change the charge from tobacco user rates to non-tobacco user rates. The change, if approved, may result in lower future cost of insurance rates beginning on the effective date of the change to non-tobacco user rates.

The change will be based upon our general underwriting rules in effect at the time of application, and may include criteria other than tobacco use status as well as a definition of tobacco use different from that applicable at the time this policy was issued. For information concerning possible limitations due to tobacco use status changes, please see "2009 or later increases in benefits or coverage, addition of riders, or certain other policy changes" under "Tax information" earlier in this prospectus.

Similarly, after the first policy year, you may request us to review the insured person's rating to see if they qualify for a reduction in future cost of insurance rates. Any such change will be based upon our general underwriting rules in effect at the time of application, and may include various criteria. For more information concerning possible limitations on any ratings changes, please see "2009 or later increases in benefits or coverage, addition of riders, or certain other policy changes" under "Tax information" earlier in this prospectus.

The change in rates, if approved, will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. This change may have adverse tax consequences.

Our cost of insurance rates also depend on how large the face amount is at the time we deduct the charge. For this purpose, the face amount is the sum of the base policy face amount and the Incentive Term rider face amount (if applicable). Generally, the current (non-guaranteed) cost of insurance rates are lower for face amounts of $200,000 and higher, and further reduced for face amounts of $2,000,000 and higher. For this purpose, however, we will take into account all face amount decreases, whatever their cause. Therefore, a decrease in the face amount may cause your cost of insurance rates to go up.

.. MORTALITY AND EXPENSE RISK CHARGE. We will collect a daily charge for mortality and expense risk. We are committed to fulfilling our obligations under the policy and providing service to you over the lifetime of your policy. Despite the uncertainty of future events, we guarantee that monthly administrative and cost of insurance deductions from your policy account value will never be greater than the maximum amounts shown in your policy. In making this guarantee, we assume the mortality risk that insured persons (as a group) will live for shorter periods than we estimated. When this happens, we have to pay a greater amount of death benefit than we expected to pay in relation to the cost of insurance charges we received. We also assume the expense risks that the cost of issuing and administering policies will be greater than we expected. This charge is designed, in part, to compensate us for taking these risks.

We deduct a daily charge at an annual rate of 0.60% of the value in your policy's variable investment options for mortality and expense risks. We reserve the right to increase or decrease this charge in the future, although it will never exceed 0.90%.

.. LOAN INTEREST SPREAD. We charge interest on policy loans but credit you with interest on the amount of the policy account we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit. The maximum loan interest spread is 2%. We may, however, increase the loan interest spread higher than 2% as a result of changes in the tax laws which increase our expenses. We deduct this charge on each policy anniversary date, or on loan termination, if earlier. For more information on how this charge is deducted, see "Borrowing from your policy" under "Accessing your money" earlier in this prospectus. As with any loan, the interest we charge on the loans is intended, in part, to compensate us for the time value of the money we are lending and the risk that you will not repay the loan.

OPTIONAL RIDER CHARGES

If you elected the following riders, the following charges, which are designed to offset the cost of their respective riders, are deducted from your policy account value, on the first day of each month of the policy. The costs of each of the riders below are designed, in part, to compensate us for the additional insurance risk we take on in providing each of these riders and the administrative costs involved in administering them:

.. DISABILITY DEDUCTION WAIVER. If you chose this rider, we deduct an amount from your policy account value each month until the insured under the base policy reaches age 65, while the rider is in effect. This amount is between 7% and 132% of all the other monthly charges (including charges for other riders elected) deducted from your policy account value on a guaranteed basis. The current monthly charges for this rider are lower than the maximum monthly charges.

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES

.. DISABILITY PREMIUM WAIVER. If you chose this rider, we deduct an amount from your policy account value each month while the rider is in effect. This amount is between $0.02 and $0.71 per $1,000 of initial base policy face amount. We will establish a similar charge for requested base policy face amount increases. If you also select certain of the other optional riders available under your policy, we will deduct additional amounts from your policy account value per $1,000 of rider benefit amount each month while both the other rider and this rider are in effect. If you choose the option to purchase additional insurance, we will deduct an amount between $0.02 and $0.08. If you choose the children's term insurance, we will deduct an amount between $0.01 and $0.03. If you choose the 10 year renewable term rider, we will deduct an amount between $0.007 and $0.22. If you choose the cost of living rider, we will deduct an amount between $0.003 and $0.06. These amounts are in addition to the charges for the riders themselves.

.. OPTION TO PURCHASE ADDITIONAL INSURANCE. If you chose this rider, we deduct between $0.04 and $0.17 per $1,000 of the option to purchase additional insurance from your policy account value each month until the insured under the base policy reaches age 40 while the rider is in effect.

.. ACCIDENTAL DEATH BENEFIT RIDER. If you chose this rider, we deduct an amount from your policy account value each month while the rider is in effect. This amount is between $0.08 and $0.44 per $1,000 of rider benefit amount.

.. COST OF LIVING RIDER. If you chose this rider, we deduct an amount from your policy account value each month while the rider is in effect. This amount is between $0.004 and $0.08 per $1,000 of base policy face amount.

.. 10 YEAR RENEWABLE TERM INSURANCE ON THE INSURED PERSON OR AN ADDITIONAL INSURED PERSON. If you chose this rider, we deduct an amount from your policy account value each month while the rider is in effect. This amount is between $0.09 and $4.50 per $1,000 of rider benefit amount.

.. INCENTIVE TERM RIDER. If you chose this rider, we deduct an amount from your policy account value each month while the rider is in effect but not beyond the policy anniversary when the insured person is attained age 100. This amount is between $0.06 and $83.34 per $1,000 of rider death benefit on a guaranteed basis. For most insured persons at most ages, the current monthly charges for this rider are lower than the maximum monthly charges. However, we have the ability to raise these rates up to the guaranteed maximum at any time, subject to any necessary regulatory approvals.

.. ENHANCED DEATH BENEFIT GUARANTEE. If you chose this rider, we deduct an amount from your policy account value each month while the rider is in effect but not beyond the policy anniversary when the insured person is attained age
100. This amount is $0.02 per $1,000 of base policy face amount.

.. CHILDREN'S TERM INSURANCE. If you chose this rider, we deduct $0.50 per $1,000 of rider benefit amount from your policy account value each month until the insured under the base policy reaches age 65, while the rider is in effect. The charge for this rider does not vary depending upon the specifics of your policy. However, we will continue to charge you for the rider, even after all of your children, stepchildren and legally adopted children have reached age 25 (when a child's coverage under the rider terminates), unless you notify us in writing that you wish to cancel this rider.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees (not applicable to all portfolios).

..   Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES

11. More information about procedures that apply to your policy

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This section provides further detail about certain subjects that are addressed in the previous pages. The following discussion generally does not repeat the information already contained in those pages.

DATES AND PRICES AT WHICH POLICY EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your policy will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

DATE OF RECEIPT. Where this prospectus refers to the day when we receive a payment, request, election, notice, transfer or any other transaction request from you, we usually mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our Administrative Office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

BUSINESS DAY. Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. We compute unit values for our variable investment options as of the end of each business day.

PAYMENTS YOU MAKE. The following are reflected in your policy as of the date we receive them in complete and proper form:

..   premium payments received after the policy's investment start date
    (discussed below)

..   loan repayments and interest payments

REQUESTS YOU MAKE. The following transactions occur as of the date we receive your request in complete and proper form:

..   withdrawals

..   tax withholding elections

..   face amount decreases that result from a withdrawal

..   changes of allocation percentages for premium payments or monthly deductions

..   surrenders

..   changes of owner

..   changes of beneficiary

..   transfers from a variable investment option to the guaranteed interest option

..   changes in form of death benefit payment

..   loans

..   transfers among variable investment options

..   assignments

..   termination of paid up death benefit guarantee

The following transactions occur on your policy's next monthly anniversary that coincides with or follows the date we approve your request:

..   changes in face amount

..   election of paid up death benefit guarantee

..   changes in death benefit option

..   termination of enhanced death benefit guarantee

..   restoration of terminated policies

..   termination of any additional benefit riders you have elected

AUTOMATIC TRANSFER SERVICE. Transfers pursuant to our automatic transfer averaging service (dollar cost averaging service) occur as of the first day of each policy month. If you request the automatic transfer service in your original policy application, the first transfer will occur as of the first day of the second policy month after your policy's initial Allocation Date. If you request this service at any later time, we make the first such transfer as of your policy's first monthly anniversary that coincides with or follows the date we receive your request.

ASSET REBALANCING SERVICE. If you request the asset rebalancing service, the first redistribution will be on the date you specify or the date we receive your request, if later. However, no rebalancing will occur before your policy's Allocation Date. Subsequent periodic rebalancings occur quarterly, semiannually or annually, as you have requested.

DELAY IN CERTAIN CASES. We may delay allocating any payment you make to our variable investment options, or any transfer, for the same reasons stated in "Delay of variable investment option proceeds" later in this prospectus. We may also delay such transactions for any other legally permitted purpose.

PRICES APPLICABLE TO POLICY TRANSACTIONS. If a transaction will increase or decrease the amount you have in a variable investment option as of a certain date, we process the transaction using the unit values for that option computed as of that day's close of business, unless that day is not a business day. In that case, we use unit values computed as of the next business day's close.

EFFECT OF DEATH OR SURRENDER. You may not make any surrender or partial withdrawal request after the insured person has died. Also, all insurance coverage ends on the date as of which we process any request for a surrender.

POLICY ISSUANCE

REGISTER DATE. When we issue a policy, we assign it a "register date," which will be shown in the policy. We measure the months, years, and anniversaries of your policy from your policy's register date.

MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY

..   If you submit the full minimum initial premium to your financial professional at the time you sign the application and before the policy is issued, and we issue the policy as it was applied for, then the register date will be the later of (a) the date you signed part I of the policy application or (b) the date a medical professional signed part II of the policy application.

..   If we do not receive your full minimum initial premium at our
    Administrative Office before the issue date or, if we issue the policy on a different basis than you applied for, the register date initially will appear on your policy as the date the policy is issued; however, we will move the register date to the date we deliver the policy provided we received your full minimum initial premium. This will ensure that premiums and charges will commence on the same date as your insurance coverage. If your policy was delivered on the 29th, 30th or 31st of the month, we will move the register date to the 1st of the following month. This could change the current interest rate for the Guaranteed Interest Account.

We may also permit an earlier than customary register date (a) for employer-sponsored cases, to accommodate a common register date for all employees or (b) to provide a younger age at issue. (A younger age at issue reduces the monthly charges that we deduct under a policy.) The charges and deductions commence as of the register date, even when we have permitted an early register date. We may also permit policy owners to delay a register date (up to three months) in employer-sponsored cases.

INVESTMENT START DATE. This is the date your investment first begins to earn a return for you. Generally, this is the register date. Before this date, your initial premium will be held in a non-interest bearing account. If we move your register date as described in the second bullet under "Policy issuance," above, we will also move your investment start date and/or interest crediting date to coincide with the register date.

COMMENCEMENT OF INSURANCE COVERAGE. You must give the full minimum initial premium to your financial professional on or before the day the policy is delivered to you. No insurance under your policy will take effect unless
(1) the insured person is still living at the time such payment and delivery are completed and (2) the information in the application continues to be true and complete, without material change, as of the time of such payment. If you submit the full minimum initial premium with your application, we may, subject to certain conditions, provide a limited amount of temporary insurance on the proposed insured person. You may request and review a copy of our temporary insurance agreement for more information about the terms and conditions of that coverage.

NON-ISSUANCE. If, after considering your application, we decide not to issue a policy, we will refund any premium you have paid, without interest.

AGE; AGE AT ISSUE. Unless the context in this prospectus requires otherwise, we consider the insured person's "age" during any policy year to be his or her age on his or her birthday nearest to the beginning of that policy year. For example, the insured person's age for the first policy year ("age at issue") is that person's age on whichever birthday is closer to (i.e., before or after) the policy's register date.

WAYS TO MAKE PREMIUM AND LOAN PAYMENTS

CHECKS AND MONEY ORDERS. Premiums or loan payments generally must be paid by check or money order drawn on a U.S. bank in U.S. dollars and made payable to "AXA Equitable Life Insurance Company."

We prefer that you make each payment to us with a single check drawn on your business or personal bank account. We also will accept a single money order, bank draft or cashier's check payable directly to AXA Equitable, although we must report such "cash equivalent" payments to the Internal Revenue Service under certain circumstances. Cash and travelers' checks, or any payments in foreign currency, are not acceptable. We will accept third-party checks payable to someone other than AXA Equitable and endorsed over to AXA Equitable only
(1) as a direct payment from a qualified retirement plan or (2) if they are made out to a trustee who owns the policy and endorses the entire check (without any refund) as a payment to the policy.

ASSIGNING YOUR POLICY

You may assign (transfer) your rights in a policy to someone else as collateral for a loan, to effect a change of ownership or for some other reason, if we agree. Collateral assignments may also sometimes be used in connection with dividing the benefits of the policy under a split-dollar arrangement, which will also have its own tax consequences. A copy of the assignment must be forwarded to our Administrative Office. We are not responsible for any payment we make or any action we take before we receive notice of the assignment or for the validity of the assignment. An absolute assignment is a change of ownership.

Certain transfers for value may subject you to income tax and penalties and cause the death benefit to lose its income-tax free treatment. Further, a gift of a policy that has a loan outstanding may be treated as part gift and part transfer for value, which could result in both gift tax and income tax consequences. The IRS issued regulations in both 2002 and 2003 concerning split-dollar arrangements, including policies subject to collateral assignments. The regulations provide both new and interim guidance as to the taxation of such arrangements. These regulations address taxation issues in connection with arrangements which are compensatory in nature, involve a shareholder and corporation, or a donor and donee. See also discussion under "Split-dollar and other employee benefit programs" and "Estate, gift, and generation-skipping taxes" in the "Tax information" section of this prospectus. You should consult your tax advisor prior to making a transfer or assignment.

YOU CAN CHANGE YOUR POLICY'S INSURED PERSON

NOTE: Notwithstanding the information further below, based upon our current understanding of federal tax rules at the time this prospectus was prepared, we are not permitting changes of a policy's insured person. For further information, please see "2009 or later increases in benefits or coverage, addition of riders, or certain other policy changes" under "Tax information" earlier in this prospectus. The following information, therefore, does not apply, absent IRS guidance that would permit such changes.

After the policy's second year, we will permit you to request that a new insured person replace the existing one subject to our rules then in effect. This requires that you provide us with adequate evidence

          MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY that the proposed new insured person meets our requirements for insurance. Other requirements are outlined in your policy.

Upon making this change, the monthly insurance charges we deduct will be based on the new insured person's insurance risk characteristics and may result in a loss of any death benefit guarantees. The change of insured person will not, however, affect the surrender charge computation for the amount of coverage that is then in force.

Substituting the insured person is a taxable event and may, depending upon individual circumstances, have other tax consequences as well. For example, the change could cause the policy to be a "modified endowment contract" or to fail the Internal Revenue Code's definition of "life insurance," or in some cases require that we also distribute certain amounts to you from the policy. See "Tax information" earlier in this prospectus. You should consult your tax advisor prior to substituting the insured person. As a condition to substituting the insured person we may require you to sign a form acknowledging the potential tax consequences. In no event, however, will we permit a change that we believe causes your policy to fail the definition of life insurance. See "2009 or later increases in benefits or coverage, addition of riders, or certain other policy changes" in "Tax information" earlier in this prospectus.

REQUIREMENTS FOR SURRENDER REQUESTS

Your surrender request must include the policy number, your name, your taxpayer identification number, the name of the insured person, and the address where proceeds should be mailed. The request must be signed by you, as the owner, and by any joint owner, collateral assignee or irrevocable beneficiary. We may also require you to complete specific tax forms, or provide a representation that your policy is not being exchanged for another life or annuity contract.

GENDER-NEUTRAL POLICIES

Congress and various states have from time to time considered legislation that would require insurance rates to be the same for males and females. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of Incentive Life(R) in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

There will be no distinctions based on sex in the cost of insurance rates for Incentive Life(R) policies sold in Montana. We will also make such gender-neutral policies available on request in connection with certain employee benefit plans. Cost of insurance rates applicable to a gender-neutral policy will not be greater than the comparable male rates under a gender specific Incentive Life(R) policy.

FUTURE POLICY EXCHANGES

We may at some future time, under certain circumstances and subject to applicable law, allow the current owner of this policy to exchange it for a universal life policy we are then offering. The exchange may or may not be advantageous to you, based on all of the circumstances, including a comparison of contractual terms and conditions and charges and deductions. We will provide additional information upon request at such time as exchanges may be permitted.

          MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY

12. More information about other matters

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ABOUT OUR GENERAL ACCOUNT

This policy is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a policy's account value or any guaranteed benefits with which the policy was issued. AXA Equitable is solely responsible to the policy owner for the policy's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the policy are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular policy or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The policy is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities law relating to the accuracy and completeness of statements made in prospectuses.

TRANSFERS OF YOUR ACCOUNT VALUE

TRANSFERS NOT IMPLEMENTED. If a request cannot be fully administered, only the part that is in good order will be processed. Any part of the request that cannot be processed will be denied and an explanation will be provided to you. This could occur, for example, where the request does not comply with our transfer limitations, or where you request transfer of an amount greater than that currently allocated to an investment option.

Similarly, the automatic transfer service will terminate immediately if:
(1) your amount in the EQ/Money Market option is insufficient to cover the automatic transfer amount; (2) your policy is in a grace period; or (3) we receive notice of the insured person's death. Similarly, the asset rebalancing service will terminate if either (2) or (3) occurs.

DISRUPTIVE TRANSFER ACTIVITY. You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

                     MORE INFORMATION ABOUT OTHER MATTERS

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that AXA Equitable has a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

TELEPHONE AND INTERNET REQUESTS

If you are a properly authorized person, you may make transfers between investment options over the Internet as described earlier in this prospectus in "How to make transfers" under "Transferring your money among our investment options."

Also, you may make the following additional types of requests by calling the number under "By Phone:" in "How to reach us" from a touch-tone phone, if the policy is individually owned and you are the owner or through axa.com or us.axa.com for those outside the U.S. if you are the individual owner:

..   changes of premium allocation percentages

..   changes of address

..   request forms and statements

..   to request a policy loan (loan requests cannot be made online by corporate policy owners)

..   enroll for electronic delivery and view statements/documents online

..   to pay your premium or make a loan repayment

For security purposes, all telephone requests are automatically tape-recorded and are invalid if the information given is incomplete or any portion of the request is inaudible. We have established procedures reasonably designed to confirm that telephone instructions are genuine.

If you wish to enroll through axa.com or us.axa.com for those outside the U.S., or use ACH payments via AXA Equitable's Interactive Telephone Service, you must first agree to the terms and conditions set forth in our axa.com or us.axa.com (for those outside the U.S.) Online Services Agreement or our AXA Equitable's Interactive Telephone Service Terms and Conditions, which you can find at our website, or request via the automated telephone system, respectively. We will send you a confirmation letter by first class mail. Additionally, you will be required to use a password and protect it from unauthorized use. We will provide subsequent written confirmation of any transactions. We will assume that all instructions received through axa.com or us.axa.com for those outside the U.S., or AXA Equitable's Interactive Telephone Service from anyone using your password are given by you; however, we reserve the right to refuse to process any transaction and/or block access to axa.com or us.axa.com for those outside the U.S., or AXA Equitable's Interactive Telephone Service if we have reason to believe the instructions given are unauthorized.

If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions that we reasonably believe to be genuine.

We reserve the right to refuse to process any telephone or Internet transactions if we have reason to believe that the request compromises the general security and/or integrity of our automated systems (see discussion of "Disruptive transfer activity" above).

Any telephone, Internet or fax transaction request that is not completed by the close of a business day (which is usually 4:00 p.m.

                     MORE INFORMATION ABOUT OTHER MATTERS

Eastern Time) will be processed as of the next business day. During times of extreme market activity, or for other reasons, you may be unable to contact us to make a telephone or Internet request. If this occurs, you should submit a written transaction request to our Administrative Office. We reserve the right to discontinue telephone or Internet transactions, or modify the procedures and conditions for such transactions, without notifying you, at any time.

CYBERSECURITY


We rely heavily on interconnected computer systems and digital data to conduct our variable life insurance product business. Because our variable life insurance product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your policy account value. For instance, systems failures and cyber-attacks may interfere with our processing of policy transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate your policy account value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your policy to lose policy account value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your policy due to cyber-attacks or information security breaches in the future, we take reasonable steps to mitigate these risks and secure our systems from such failures and attacks.


SUICIDE AND CERTAIN MISSTATEMENTS

If an insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of an insured person, we will adjust the amount of any death benefit (and certain rider benefits), as described in the policy (or rider).

WHEN WE PAY POLICY PROCEEDS

GENERAL. We will generally pay any death benefit, surrender, withdrawal, or loan within seven days after we receive the request and any other required items.

CLEARANCE OF CHECKS. We reserve the right to defer payment of that portion of your account value that is attributable to a premium payment or loan repayment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

DELAY OF GUARANTEED INTEREST OPTION PROCEEDS. We also have the right to defer payment or transfers of amounts out of our guaranteed interest option for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 3% per year from the date we receive your request.

DELAY OF VARIABLE INVESTMENT OPTION PROCEEDS. We reserve the right to defer payment of any death benefit, transfer, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on that exchange is restricted; (b) the SEC has declared that an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the account value; or (c) the law permits the delay for the protection of owners. If we need to defer calculation of values for any of the foregoing reasons, all delayed transactions will be processed at the next available unit values.

DELAY TO CHALLENGE COVERAGE. We may challenge the validity of your insurance policy or any rider based on any material misstatements in an application you have made to us. We cannot make such challenges, however, beyond certain time limits set forth in the policy or rider. If the insured person dies within one of these limits, we may delay payment of any proceeds until we decide whether to challenge the policy.

CHANGES WE CAN MAKE

In addition to any of the other changes described in this prospectus, we have the right to modify how we or Separate Account FP operate. For example, we have the right to:

..   combine two or more variable investment options or withdraw assets relating to Incentive Life(R) from one investment option and put them into another;

..   end the registration of, or re-register, Separate Account FP under the
    Investment Company Act of 1940;

..   operate Separate Account FP under the direction of a "committee" or discharge such a committee at any time;

..   restrict or eliminate any voting rights or privileges of policy owners (or other persons) that affect Separate Account FP;

..   operate Separate Account FP, or one or more of the variable investment options, in any other form the law allows. This includes any form that allows us to make direct investments, in which case we may charge Separate Account FP an advisory fee. We may make any legal investments we wish for Separate Account FP. In addition, we may disapprove any change in investment advisers or in investment policy unless a law or regulation provides differently.

If we take any action that results in a material change in the underlying investments of a variable investment option, we will notify you to the extent required by law. We may, for example, cause the variable investment option to invest in a mutual fund other than, or in addition to, the Trusts. If you then wish to transfer the amount you have in that option to another investment option, you may do so.

We may make any changes in the policy or its riders, require additional premium payments, or make distributions from the policy to the extent we deem necessary to ensure that your policy qualifies or continues to qualify as life insurance for tax purposes. Any such change will apply uniformly to all policies that are affected. We will give you written notice of such changes. Subject to all applicable legal requirements, we also may make other changes in the policies that do not reduce any net cash surrender value, death benefit, account value, or other accrued rights or benefits.

                     MORE INFORMATION ABOUT OTHER MATTERS

Whether to make any of the above discussed changes is generally within our discretion, although some such changes might require us to obtain regulatory or policy owner approval. Whether regulatory or policy owner approval is required would depend on the nature of the change and, in many cases, the manner in which the change is implemented. You should not assume, therefore, that you necessarily will have an opportunity to approve or disapprove any such changes. We will, of course, comply with all applicable legal requirements, including notice to or approval by policy owners where required in particular cases.

It is not possible to foresee all the circumstances under which we may find it necessary or appropriate to exercise our right to make changes. Such circumstances could, however, include changes in law, or interpretations thereof; changes in financial or investment market conditions; changes in accepted methods of conducting operations in the relevant market; or a desire to achieve material operating economies or efficiencies.

REPORTS WE WILL SEND YOU

Shortly after the end of each year of your policy, we will send you a report that includes information about your policy's current death benefit, account value, cash surrender value (i.e., account value minus any current surrender charge), policy loans, policy transactions and amounts of charges deducted. We will send you individual notices to confirm your premium payments, loan repayments, transfers and certain other policy transactions. Please promptly review all statements and confirmations and notify us immediately at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) if there are any errors.

DISTRIBUTION OF THE POLICIES

The policies are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account FP. The offering of the policies is intended to be continuous.


AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Equitable Holdings, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The policies are sold by financial professionals of AXA Advisors and its affiliates. The policies are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with AXA Distributors ("Selling broker-dealers").


AXA Equitable pays compensation to both Distributors based on policies sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its policies, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your policy. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the policy and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the policy, see "Risk/benefit summary: Charges and expenses you will pay" and "More information about certain policy charges" earlier in this prospectus.

As used below, the "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, as well as the policy's face amount and Distributor, among other factors.

AXA ADVISORS COMPENSATION. AXA Equitable pays compensation to AXA Advisors based on premium payments made on the policies sold through AXA Advisors ("premium-based compensation"). The premium-based compensation will generally not exceed 99% of premiums you pay up to one target premium in your policy's first year; plus 8.5% of all other premiums you pay in your policy's first year; plus 11% of all other premiums you pay in policy years two and later. AXA Advisors, in turn, may pay a portion of the premium-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive premium-based compensation on a policy in combination with ongoing annual compensation based on a percentage of the unloaned account value of the policy sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both premium-based and asset-based compensation could, over time, exceed the total compensation that would otherwise be paid on the basis of premiums alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a policy is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the amount and type of the compensation paid to the Selling broker-dealer's financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their policy.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable policies and policies offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

                     MORE INFORMATION ABOUT OTHER MATTERS

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of premium-based compensation and/or asset-based compensation for the sale of an AXA Equitable policy than it pays for the sale of a policy or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same policy. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable policies. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable policies than products issued by other companies. Other forms of compensation provided to its financial professionals and/or managerial personnel include health and retirement benefits, expense reimbursements, marketing allowances and premium-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable policies and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable policy over a policy or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of FINRA and other federal and state regulatory authorities, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you and, for certain accounts depending on applicable rules, that are in your best interest, based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.


AXA DISTRIBUTORS COMPENSATION. AXA Equitable pays premium-based compensation to AXA Distributors. Premium-based compensation is paid based on AXA Equitable policies sold through AXA Distributor's Selling broker-dealers. Premium-based compensation will generally not exceed 94% of the premiums you pay up to one target premium in your policy's first year; plus 3% of all other premiums you pay in your policy's first year; plus 3% of all other premiums you pay in policy years two and later. AXA Equitable may substitute a form of asset-based compensation after the first policy year. AXA Distributors, in turn, pays a portion of the premium-based compensation and/or asset-based compensation (together, "compensation") it receives to the Selling broker-dealer making the sale. The compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

These payments above also include compensation to cover operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the policy owner. Payments may be based on ongoing sales, on the aggregate account value attributable to policies sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable policies exclusively.


These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable policies over policies and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2017) received additional payments. These additional payments ranged from $2,068.25 to $5,709,995.36. AXA Equitable and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of AXA Equitable policies over policies and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corp.
Allstate Financial Services, LLC
American Portfolios Financial Services
Ameriprise Financial Services
BBVA Securities, Inc.
Cambridge Investment Research
Capital Investment Group
Centaurus Financial, Inc.
CETERA Financial Group
Citigroup Global Markets, Inc.
Citizens Investment Services
Commonwealth Financial Network
CUNA Brokerage Services

                     MORE INFORMATION ABOUT OTHER MATTERS

CUSO Financial Services, L.P.
Equity Services Inc.
Farmer's Financial Solution
FTB Advisors, Inc.
Geneos Wealth Management
Gradient Securities, LLC
H.D. Vest Investment Securities, Inc.
Independent Financial Group, LLC
Infinex Investments Inc.
Investment Professionals, Inc.
Janney Montgomery Scott LLC
Kestra Investments, LLC
Key Investment Services LLC
Ladenburg Thalmann Advisor Network, LLC
Lincoln Financial Advisors Corp.
Lincoln Financial Securities Corp.
Lincoln Investment Planning
LPL Network
Lucia Securities, LLC
MML Investors Services, LLC
Morgan Stanley Smith Barney
Mutual of Omaha Investment Services, Inc.
National Planning Holding Corp.
PlanMember
PNC Investments
Primerica Financial Services, Inc.
Questar Capital Corporation
Raymond James
RBC Capital Markets Corporation
Robert W Baird & Company
Santander Securities Corp.
SIGMA Financial Corporation
Signator Investors, Inc.
The Advisor Group (AIG)
U.S. Bank Center
UBS Financial Services, Inc.
Valmark Securities, Inc.
Voya Financial
Wells Fargo


LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a policy owner's interest in Separate Account FP, nor would any of these proceedings be likely to have a material adverse effect on Separate Account FP, our ability to meet our obligations under the policies, or the distribution of the policies.

                     MORE INFORMATION ABOUT OTHER MATTERS

13. Financial statements of Separate Account FP and AXA Equitable

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The financial statements of Separate Account FP, as well as the consolidated financial statements of AXA Equitable, are in the Statement of Additional Information ("SAI").

The financial statements of AXA Equitable have relevance for the policies only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the policies. You may request an SAI by writing to our Administrative Office or by calling 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) and requesting to speak with a customer service representative.

         FINANCIAL STATEMENTS OF SEPARATE ACCOUNT FP AND AXA EQUITABLE

14. Personalized illustrations

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ILLUSTRATIONS OF POLICY BENEFITS

PERSONALIZED ILLUSTRATIONS. Illustrations are intended to show how different fees, charges and rates of return can affect the values available under a policy. Illustrations can be based upon some of the characteristics of the insured person under your policy as well as some other policy feature choices you make such as the face amount, death benefit option, premium payment amounts and assumed rates of return (within limits). This type of illustration is called a PERSONALIZED ILLUSTRATION. NO ILLUSTRATION WILL EVER SHOW YOU THE ACTUAL VALUES AVAILABLE UNDER YOUR POLICY AT ANY GIVEN POINT IN TIME. This is because many factors affect these values including: (i) the insured person's characteristics; (ii) policy features you choose; (iii) actual premium payments you make; (iv) loans or withdrawals you make; and (v) actual rates of return (including the actual fees and expenses) of the underlying portfolios in which your cash value is invested. Each personalized illustration is accompanied by an explanation of the assumptions on which that illustration is based. Because, as discussed below, these assumptions may differ considerably, you should carefully review all of the disclosure that accompanies each illustration.


DIFFERENT KINDS OF ILLUSTRATIONS. Personalized illustrations can reflect the investment management fees and expenses incurred in 2017 (or expected to be incurred in 2018, if such amount is expected to be higher) of the available underlying portfolios in different ways. An ARITHMETIC ILLUSTRATION uses the straight average of all of the available underlying portfolios' investment management fees and expenses. A WEIGHTED ILLUSTRATION computes the average of investment management fees and expenses of all of the available Portfolios (based upon the aggregate assets in the Portfolios at the end of 2017). A HISTORICAL ILLUSTRATION reflects the actual performance of one of the available underlying portfolios during a stated period. When reviewing a weighted illustration you should keep in mind that the values shown may be higher than the values shown in other illustrations because the fees and expenses that are assumed may be lower than those assumed in other illustrations. When reviewing an historical illustration you should keep in mind that values based upon past performance are no indication of what the values will be based on future performance. You may also request a personalized illustration of the guaranteed interest option.


THE EFFECT OF THE EXPENSE LIMITATION ARRANGEMENTS. Personalized illustrations reflect the expense limitation arrangements that are in effect with respect to certain of the Portfolios. If these fees and expenses were not reduced to reflect the expense limitation arrangements, the values in the personalized illustrations would be lower.

Currently, you are entitled to one free illustration each policy year. For each additional illustration in a policy year, we charge $25.

                          PERSONALIZED ILLUSTRATIONS

Requesting more information

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The Statement of Additional Information ("SAI"), dated May 1, 2018, is incorporated into this prospectus by reference and is available upon request free of charge by calling our toll free number at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) and requesting to speak with a customer service representative. You may also request one by writing to our operations center at P.O. Box 1047, Charlotte, NC 28201-1047. The SAI includes additional information about the registrant. You can make inquiries about your policy and request personalized illustrations by calling our toll free number at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.), or asking your financial professional.


You may visit the SEC's website at www.sec.gov to view the SAI and other information (including other parts of a registration statement) that relates to the Separate Account and the policies. You can also review and copy information about the Separate Account, including the SAI, at the SEC's Public Reference Room in Washington, D.C. or by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, at 100 F Street, N.E., Washington, D.C. 20549. You may have to pay a duplicating fee. To find out more about the Public Reference Room, call the SEC at 1-202-551-8090.

SEC File Number - 811-04335
STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS

                                                             PAGE

Who is AXA Equitable?                                         2

Ways we pay policy proceeds                                   2

Distribution of the policies                                  2

Underwriting a policy                                         2

Insurance regulation that applies to AXA Equitable            2

Custodian and independent registered public accounting firm   2

Financial Statements                                          2


                                                                        #502369

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2018 TO PROSPECTUS DATED MAY 1, 2018 FOR INCENTIVE LIFE(R) '99 AND TO PROSPECTUS SUPPLEMENTS DATED MAY 1, 2018 FOR INCENTIVE LIFE(R) 2000 AND INCENTIVE LIFE(R) PLUS


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This Supplement concerns an additional investment option under our Incentive Life(R) '99, Incentive Life(R) 2000 and Incentive Life(R) Plus policies ("your policy"). The Market Stabilizer Option(R) ("MSO") is available for investment under your policy, if you have received this Supplement. Any amount that you decide to invest in the MSO would be invested in one of the "Segments" of the MSO, each of which has a limited duration (a "Segment Term").


The purpose of this Supplement is solely to add to your base policy prospectus ("Your Policy Prospectus") a very limited amount of information about the MSO. Much more complete information about the MSO is contained in a separate Market Stabilizer Option(R) prospectus ("MSO Prospectus") dated May 1, 2018. All of the information in Your Policy Prospectus also continues to remain applicable, except as otherwise provided in this Supplement (or any other supplement to Your Policy Prospectus) or in the MSO Prospectus.


Accordingly, you should read this Supplement in conjunction with Your Policy Prospectus (and any other supplements thereto) and the MSO Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.).

NO TRANSFER CHARGES IN CONNECTION WITH MSO

Although we generally reserve the right to either (i) impose up to a $25 charge for each transfer or (ii) to permit 12 free transfers per policy year and thereafter charge $25 for each transfer, we will never exercise these rights with respect to any transfers into or out of the MSO. The following transfers are not subject to the $25 guaranteed maximum charge nor counted toward the free transfer limit:

..   Transfers of the Segment Maturity Value to the variable investment options, guaranteed interest option ("GIO"; also referred to as the "Guaranteed Interest Account") or to the MSO Holding Account;

..   Transfers from the MSO Holding Account into a new Segment or any variable investment option;

..   Transfers from the variable investment options (also referred to as
    "investment portfolios") to the Unloaned GIO to meet the Charge Reserve Amount requirement.

CHARGES FOR THE MSO

If you allocate any of your policy account value to the MSO, several types of charges or deductions would or could result. To reflect these, the following items are added to the chart entitled "Periodic charges other than underlying trust portfolio operating expenses" in Your Policy Prospectus:

-----------------------------------------------------------------------------------------------------------
 OPTIONAL RIDER CHARGES         WHEN CHARGE IS DEDUCTED                 MAXIMUM AMOUNT THAT MAY BE DEDUCTED
-----------------------------------------------------------------------------------------------------------
MARKET STABILIZER OPTION(R)
(MSO)/(1)/
-----------------------------------------------------------------------------------------------------------

  MSO VARIABLE INDEX BENEFIT    Upon allocation to MSO Segment          0.75% of policy account value
  CHARGE                                                                allocated
-----------------------------------------------------------------------------------------------------------

  MSO VARIABLE INDEX SEGMENT    Monthly (during any MSO Segment         Annual % of your Segment Account
  ACCOUNT CHARGE                Term)                                   Value 1.65%/(2)/
-----------------------------------------------------------------------------------------------------------

  MSO LOAN SPREAD               On each policy anniversary (or on loan  2% for New York policies
                                termination, if earlier)                5% for all other policies/(3)/
-----------------------------------------------------------------------------------------------------------

  MSO EARLY DISTRIBUTION        On surrender or other distribution      75% of Segment Account Value/(4)/
  ADJUSTMENT                    (including loan) from an MSO Segment
                                before the Segment Term's end
-----------------------------------------------------------------------------------------------------------

(1)Please refer to the MSO Prospectus for information about the MSO and related charges and deductions, as well as the meaning of special terms that are relevant to the MSO (such as "Segment," "Segment Term," "Segment Start Date," "Segment Account Value," "Segment Distribution Value" and "Early Distribution Adjustment.")
(2)Currently we deduct this charge at a 0.65% annual rate, rather than at the maximum rate shown.
(3)We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit.
(4)The actual amount of Early Distribution Adjustment is determined by a formula that depends on, among other things, how a specified widely published stock market index has performed since the Segment Start Date. The maximum amount of the adjustment would occur if there is a total distribution at a time when that index had declined to zero. Please refer to the MSO Prospectus for more information about the index and Early Distribution Adjustment.


                   EVM 07 (5/18)                      Catalog No. 150048 (5/18)
                   IF/IL99, IL 2000 and IL Plus                         #526848

Your policy's mortality and expense risk charge also applies to the Segment Account Value or any amounts held in the MSO Holding Account. If your policy's mortality and expense risk charge is deducted on a monthly basis, then the same monthly rate will also be applicable to the Segment Account Value or any amounts held in the MSO Holding Account. If your policy's mortality and expense risk charge is deducted on a daily basis, then the same daily rate will be applicable to any amounts held in the MSO Holding Account and an equivalent monthly rate will be applicable to the Segment Account Value.

HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

If you allocate any policy account value to the MSO, our procedures for allocating the policy's monthly deductions among the investment options you are using is significantly different than in the absence of the MSO. Accordingly, the following text is added at the end of the section entitled "Managing your allocations" in the Incentive Life(R) 2000 and Incentive Life(R) Plus Prospectus Supplements this section is entitled "How we allocate charges among your investment options" (in the Incentive Life(R) '99 Prospectus):

   Substantially different procedures apply, however, if you allocate any of your policy account value to a Segment under the MSO. In that case, for example, you will be required to maintain a certain amount of policy account value (the Charge Reserve Amount) in the policy's Unloaned GIO. (You will not be subject to any Charge Reserve Amount requirement, however, at any time when none of your policy account value is invested in any Segment.) The Charge Reserve Amount at the beginning of any Segment Term is an estimated amount projected to be sufficient to cover monthly deductions under your policy (including, but not limited to, charges for the MSO and any optional riders) for the Segment Term.

   While any of your policy account value is invested in any Segment, we will take all of your policy's monthly deductions (including, but not limited to, the monthly deductions under the MSO and optional riders) solely from the Unloaned GIO, rather than from the investment options from which those charges otherwise might be deducted. If you have insufficient policy account value in the Unloaned GIO to pay a monthly deduction during any Segment Term, we will first take the balance of the deduction proportionately from values in the variable investment options, including any value in the MSO Holding Account but excluding any Segment Account Values. But, if insufficient policy account value remains in any such other investment options to cover the full balance of the monthly deduction, we will take the remainder of the monthly deduction proportionately, based on the current Segment Distribution Values, from any Segments in which you have account value invested. We will apply these procedures for allocating deductions for policy charges automatically at any time you have any amounts invested in a Segment, and no contrary instructions from you would apply during the Segment Term.

   If we have to make any distribution from a Segment, including (among other things) to pay any surrender or loan proceeds or any charge deduction from a Segment, there will generally be negative consequences for you. Among other things, an Early Distribution Adjustment would apply, which would usually reduce your policy values, in many cases substantially. In some cases, such an Early Distribution Adjustment may apply without any action on your part. This could happen, for example, if the Charge Reserve Amount and funds you have invested in investment options other than the MSO are insufficient to pay a monthly deduction (i) due to poor investment performance of those options or (ii) due to any permitted increases in charges that we have made above their current rates.

   Please refer to the MSO Prospectus for detailed information about the above procedures.

GROWTH CAP RATE AVAILABLE DURING INITIAL YEAR

The section entitled "Growth Cap Rate Available During Initial Year" under "Description of the Market Stabilizer Option" in the MSO Prospectus is deleted in its entirety. All references to a 15% initial year Growth Cap Rate in the MSO Prospectus do not apply if you elect the MSO. The minimum Growth Cap Rate for all contract years is 6%.

IMPACT OF MSO ELECTION ON OTHER POLICY RIDERS AND SERVICES

If you elect to allocate any policy account value to the MSO, other riders and services under your policy may be impacted.

PAID UP DEATH BENEFIT GUARANTEE ENDORSEMENT

If a paid up death benefit guarantee (which may be referred to as a "paid up no lapse guarantee") is included with your policy, and if you elect the paid up death benefit guarantee while any Segment is in effect, the Segment Distribution Value will be used in place of the Segment Account Value in the calculation of your policy account value for purposes of determining the paid up death benefit guarantee face amount. All Segments will be terminated on the effective date of the paid up death benefit guarantee with corresponding Early Distribution Adjustments, and the Segment Distribution Values will be reallocated to the variable investment options available with your policy and to the Unloaned GIO in accordance with your prior directions.

ACCELERATED DEATH BENEFIT RIDER

If an accelerated death benefit rider (which may be referred to as a "total and permanent disability accelerated death benefit rider" or a "limited life expectancy accelerated death benefit rider") is included with your policy, the portion of the cash surrender value that is on lien and is allocated to your values in the variable investment options under your policy and investment in the MSO will be transferred to and maintained as part of the

Unloaned GIO. You may tell us how much of the accelerated payment is to be transferred from your value in each variable investment option and your value in the MSO. Units will be redeemed from each variable investment option sufficient to cover the amount of the accelerated payment that is allocated to it and transferred to the Unloaned GIO. Any portion of the payment allocated to the MSO based on your instructions will be deducted from any value in the MSO Holding Account and the individual Segments on a pro-rata basis, based on any value in the MSO Holding Account and the current Segment Distribution Value of each Segment, and transferred to the Unloaned GIO. Any portion of the payment allocated to an individual Segment will cause a corresponding Early Distribution Adjustment of the Segment Account Value. If you do not tell us how to allocate the payment, or if we cannot allocate it based on your directions, we will allocate it based on our rules then in effect. Allocation rules will be provided upon request. Such transfers will occur as of the date we approve an accelerated death benefit payment; there will be no charge for such transfers.

ENHANCED DEATH BENEFIT GUARANTEE RIDER

If an enhanced death benefit guarantee rider is included with your policy, and if you allocate your net premiums or transfer amounts of your policy to the MSO, the enhanced no lapse guarantee rider must first be terminated. Once terminated, any such enhanced death benefit guarantee rider cannot be restored.

FACE AMOUNT INCREASE ENDORSEMENT, TERM INSURANCE RIDERS, OR COST OF LIVING
RIDERS

If your policy has any of these endorsements or riders that schedule or permit an increase in the face amount of your policy or the face amount of a term insurance rider, or any combination of the two, any such increase during a Segment Term will be subject to the "face amount increases" provision of the MSO rider for purposes of determining the sufficiency of your values in the investment options under your policy including the MSO Holding Account, and the Unloaned GIO, to cover the recalculated Charge Reserve Amount on the effective date of the increase. The same provision will govern the necessity for any transfers to supplement the amount in the Unloaned GIO.

ASSET REBALANCING SERVICE

If you are invested in MSO, you may also elect the Asset Rebalancing Service. However, any amounts allocated to the MSO will not be included in the rebalance transactions. The investment options available to your Asset Rebalancing Service do not include the MSO Holding Account or Segments.


                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                              NEW YORK, NY 10104


   Copyright 2018 AXA Equitable Life Insurance Company. All rights reserved.

                        Incentive Life(R) is issued by
    and is a registered trademark of AXA Equitable Life Insurance Company.

Incentive Life(R) '02

An individual flexible premium variable life insurance policy issued by AXA Equitable Life Insurance Company with variable investment options offered under AXA Equitable's Separate Account FP.


PROSPECTUS DATED MAY 1, 2018


PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING, OR TAKING ANY OTHER ACTION UNDER A POLICY. THIS PROSPECTUS SUPERSEDES ALL PRIOR PROSPECTUSES AND SUPPLEMENTS. ALSO, YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST, WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

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This prospectus describes the Incentive Life(R) '02 policy, but is not itself a policy. This prospectus is a disclosure document and describes all of the policy's material features, benefits, rights and obligations, as well as other information. The description of the policy's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the policy are changed after the date of this prospectus in accordance with the policy, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements.

This policy is no longer being sold. This prospectus is for current policy owners only. You should note that your policy features and charges, and your investment options, may vary depending on the state and/or the date on which you purchased your policy. For more information about the particular features, charges and options available to you, please contact your financial professional and/or refer to your policy.

WHAT IS INCENTIVE LIFE(R) '02?

Incentive Life(R) '02 provides life insurance coverage, plus the opportunity for you to earn a return in our guaranteed interest option and/or one or more of the following variable investment options:

VARIABLE INVESTMENT OPTIONS
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.. 1290 VT Convertible Securities
.. 1290 VT DoubleLine Dynamic Allocation
.. 1290 VT DoubleLine Opportunistic Bond
.. 1290 VT Equity Income
.. 1290 VT GAMCO Mergers & Acquisitions
.. 1290 VT GAMCO Small Company Value
.. 1290 VT SmartBeta Equity

.. 1290 VT Socially Responsible


.. All Asset Growth-Alt 20
.. American Century VP Mid Cap Value
.. American Funds Insurance Series(R) Global Small Capitalization Fund/SM/
.. American Funds Insurance Series(R) New World Fund(R)
.. AXA 400 Managed Volatility
.. AXA 500 Managed Volatility
.. AXA 2000 Managed Volatility
.. AXA Aggressive Allocation/(1)/
.. AXA Conservative Allocation/(1)/
.. AXA Conservative-Plus Allocation/(1)/
.. AXA Global Equity Managed Volatility
.. AXA International Core Managed Volatility
.. AXA International Managed Volatility
.. AXA International Value Managed Volatility
.. AXA Large Cap Core Managed Volatility
.. AXA Large Cap Growth Managed Volatility
.. AXA Large Cap Value Managed Volatility
.. AXA Mid Cap Value Managed Volatility
.. AXA Moderate Allocation/(1)/
.. AXA Moderate-Plus Allocation/(1)/
.. AXA/AB Small Cap Growth
.. AXA/ClearBridge Large Cap Growth
.. AXA/Janus Enterprise
.. AXA/Loomis Sayles Growth
.. Charter/SM/ Multi-Sector Bond
.. Charter/SM/ Small Cap Growth
.. Charter/SM/ Small Cap Value
.. EQ/BlackRock Basic Value Equity
.. EQ/Capital Guardian Research
.. EQ/Common Stock Index
.. EQ/Core Bond Index
.. EQ/Equity 500 Index
.. EQ/Global Bond PLUS
.. EQ/Intermediate Government Bond
.. EQ/International Equity Index
.. EQ/Invesco Comstock
.. EQ/JPMorgan Value Opportunities
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Value Index
.. EQ/MFS International Growth
.. EQ/Mid Cap Index
.. EQ/Money Market
.. EQ/PIMCO Ultra Short Bond
.. EQ/Quality Bond PLUS
.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. EQ/UBS Growth and Income
.. Fidelity(R) VIP Contrafund(R)
.. Fidelity(R) VIP Growth & Income
.. Fidelity(R) VIP Mid Cap
.. Franklin Mutual Shares VIP
.. Franklin Rising Dividends VIP
.. Franklin Small Cap Value VIP
.. Franklin Strategic Income VIP
.. Goldman Sachs VIT Mid Cap Value
.. Invesco V.I. Global Real Estate
.. Invesco V.I. International Growth
.. Invesco V.I. Mid Cap Core Equity
.. Invesco V.I. Small Cap Equity
.. Ivy VIP Energy
.. Ivy VIP High Income
.. Ivy VIP Mid Cap Growth
.. Ivy VIP Science and Technology
.. Ivy VIP Small Cap Growth
.. Lazard Retirement Emerging Markets Equity
.. MFS(R) International Value
.. MFS(R) Investors Trust
.. MFS(R) Massachusetts Investors Growth Stock
.. Multimanager Aggressive Equity
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.. Multimanager Core Bond
.. Multimanager Mid Cap Growth
.. Multimanager Mid Cap Value
.. Multimanager Technology
.. PIMCO CommodityRealReturn(R) Strategy
.. PIMCO Real Return
.. PIMCO Total Return
.. T. Rowe Price Equity Income II
.. Target 2025 Allocation
.. Target 2035 Allocation
.. Target 2045 Allocation
.. Target 2055 Allocation
.. Templeton Developing Markets VIP
.. Templeton Global Bond VIP
.. Templeton Growth VIP
.. VanEck VIP Global Hard Assets Fund
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(1)Also referred to as an "AXA Allocation investment option" in this prospectus.



Amounts that you allocate under your policy to any of the variable investment options are invested in a corresponding "Portfolio" that is part of one of the trusts (the "Trusts"), which are mutual funds. Please see "About the Portfolios of the Trusts" for more information about the Portfolios and the Trusts. Your investment results in a variable investment option will depend on those of the related Portfolio. Any gains will generally be tax deferred and the life insurance benefits we pay if the policy's insured person dies will generally be income tax free.

OTHER CHOICES YOU HAVE. You have considerable flexibility to tailor the policy to meet your needs. For example, subject to our rules, you can (1) choose when and how much you contribute (as "premiums") to your policy, (2) pay certain premium amounts to guarantee that your insurance coverage will continue for at least a certain number of years, regardless of investment performance,
(3) borrow or withdraw amounts you have accumulated, (4) decrease the amount of insurance coverage, (5) choose between two life insurance benefit options,
(6) elect to receive an insurance benefit if the insured person becomes terminally ill, and (7) obtain certain optional benefits that we offer by "riders" to your policy.

OTHER AXA EQUITABLE POLICIES. We offer a variety of fixed and variable life insurance policies which offer policy features, including investment options, that are different from those offered by this prospectus. Not every policy is offered through your financial professional. Replacing existing insurance with Incentive Life(R) '02 or another policy may not be to your advantage. You can contact us to find out more about any other AXA Equitable insurance policy.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE POLICIES ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


                                                               #523551/AA & ADL

Contents of this Prospectus

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        ----------------------------------------------------------------
        1. RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS  5
        ----------------------------------------------------------------
        How you can pay for and contribute to your policy             5
        The minimum amount of premiums you must pay                   5
        You can guarantee that your policy will not terminate
          before a certain date                                       6
        You can elect a "paid up" death benefit guarantee             6
        Investment options within your policy                         6
        About your life insurance benefit                             7
        You can decrease your insurance coverage                      7
        You can increase your insurance coverage by purchasing
          another policy                                              8
        Accessing your money                                          8
        Risks of investing in a policy                                8

        ----------------------------------------------------------------
        2. RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY    9
        ----------------------------------------------------------------
        Tables of policy charges                                      9
        How we allocate charges among your investment options        11
        Changes in charges                                           11

        ----------------------------------------------------------------
        3. WHO IS AXA EQUITABLE?                                     12
        ----------------------------------------------------------------
        How to reach us                                              13
        About our Separate Account FP                                13
        Your voting privileges                                       14
        About the Trusts                                             14

        ----------------------------------------------------------------
        4. ABOUT THE PORTFOLIOS OF THE TRUSTS                        15
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        Portfolios of the Trusts                                     16

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        5. DETERMINING YOUR POLICY'S VALUE                           24
        ----------------------------------------------------------------
        Your account value                                           24


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"We,""our," and "us" refer to AXA Equitable. "Financial professional" means the registered representative of either AXA Advisors or an unaffiliated broker dealer which has entered into a selling agreement with AXA Distributors who is offering you this policy.
When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the policy's owner. If a policy has more than one owner, all owners must join in the exercise of any rights an owner has under the policy, and the word "owner" therefore refers to all owners.


When we use the word "state," we also mean any other local jurisdiction whose laws or regulations affect a policy.
This prospectus does not offer Incentive Life(R) '02 anywhere such offers are not lawful. AXA Equitable does not authorize any information or representation about the offering other than that contained or incorporated in this prospectus, in any current supplements thereto, or in any related sales materials authorized by AXA Equitable.

                          CONTENTS OF THIS PROSPECTUS

        ----------------------------------------------------------------
        6. TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS      25
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        Transfers you can make                                       25
        How to make transfers                                        25
        Our automatic transfer service                               25
        Our asset rebalancing service                                25

        ----------------------------------------------------------------
        7. ACCESSING YOUR MONEY                                      27
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        Borrowing from your policy                                   27
        Making withdrawals from your policy                          27
        Surrendering your policy for its net cash surrender value    28
        Your option to receive a terminal illness living benefit     28

        ----------------------------------------------------------------
        8. TAX INFORMATION                                           29
        ----------------------------------------------------------------
        Basic income tax treatment for you and your beneficiary      29
        Tax treatment of distributions to you (loans, partial
          withdrawals, and full surrender)                           29
        Tax treatment of living benefits proceeds                    31
        Business and employer owned policies                         31
        Requirement that we diversify investments                    31
        Estate, gift, and generation-skipping taxes                  31
        Pension and profit-sharing plans                             32
        Split-dollar and other employee benefit programs             32
        ERISA                                                        32
        3.8% Tax on Net Investment Income or "NII"                   32
        Our taxes                                                    32
        Tax withholding and information reporting                    32
        Possibility of future tax changes and other tax information  33

        ----------------------------------------------------------------
        9. MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS       35
        ----------------------------------------------------------------
        Alternative higher death benefit in certain cases            35
        Guarantee premium test for no-lapse guarantees               35
        Customer Loyalty Credit                                      36
        Paid up death benefit guarantee                              36
        Other benefits you can add by rider                          36
        Variations among Incentive Life(R) '02 policies              38
        Your options for receiving policy proceeds                   38
        Your right to cancel within a certain number of days         38

        ----------------------------------------------------------------
        10. MORE INFORMATION ABOUT CERTAIN POLICY CHARGES            39
        ----------------------------------------------------------------
        Deducting policy charges                                     39
        Charges that the Trusts deduct                               42

        ----------------------------------------------------------------
        11. MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO  YOUR
          POLICY                                                     43
        ----------------------------------------------------------------
        Dates and prices at which policy events occur                43
        Policy issuance                                              43
        Ways to make premium and loan payments                       44
        Assigning your policy                                        44
        You can change your policy's insured person                  44


       Requirements for surrender requests                           45
       Gender-neutral policies                                       45
       Future policy exchanges                                       45

       -----------------------------------------------------------------
       12. MORE INFORMATION ABOUT OTHER MATTERS                      46
       -----------------------------------------------------------------
       About our general account                                     46
       Transfers of your account value                               46
       Telephone and Internet requests                               47
       Cybersecurity                                                 48
       Suicide and certain misstatements                             48
       When we pay policy proceeds                                   48
       Changes we can make                                           48
       Reports we will send you                                      49
       Distribution of the policies                                  49
       Legal proceedings                                             51

       -----------------------------------------------------------------
       13. FINANCIAL STATEMENTS OF SEPARATE ACCOUNT FP AND  AXA
         EQUITABLE                                                   52
       -----------------------------------------------------------------

       -----------------------------------------------------------------
       14. PERSONALIZED ILLUSTRATIONS                                53
       -----------------------------------------------------------------
       Illustrations of policy benefits                              53

       -----------------------------------------------------------------
       REQUESTING MORE INFORMATION
         Statement of Additional Information
         Table of contents
       -----------------------------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

An index of key words and phrases

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This index should help you locate more information on the terms used in this prospectus.


                                                               PAGE

            account value                                        5
            Administrative office                               13
            age                                                 44
            Allocation Date                                      6
            alternative death benefit                           35
            amount at risk                                      40
            anniversary                                          5
            assign; assignment                                  44
            automatic transfer service                          25
            AXA Equitable                                       12
            AXA Equitable Access Account                        38
            AXA Equitable Holdings, Inc.                        12
            basis                                               30
            beneficiary                                         38
            business day                                        43
            Cash Surrender Value                                27
            Code                                                29
            collateral                                          27
            cost of insurance charge                            40
            cost of insurance rates                             40
            day                                                 43
            default                                              5
            disruptive transfer activity                        46
            extended no-lapse guarantee                          6
            face amount                                          7
            grace period                                         5
            guaranteed interest option                           7
            guarantee premiums                                   6
            Guaranteed Interest Account                          7
            Incentive Life(R) '02                                1
            insured person                                       7
            Internet                                            13
            investment funds                                     7
            investment options                                   6
            issue date                                          44
            lapse                                                5
            loan, loan interest                                 27
            market timing                                       46


                                                              PAGE

            modified endowment contract                         29
            month, year                                         43
            monthly deductions                                  11
            net cash surrender value                            28
            no-lapse guarantee                                   6
            Option A, B                                          7
            our                                                  2
            owner                                                2
            paid up                                           5, 6
            paid up death benefit guarantee                     36
            partial withdrawal                                  27
            payment option                                      38
            planned periodic premium                             5
            policy                                               1
            Portfolio                                            1
            premium payments                                     5
            prospectus                                           1
            rebalancing                                         25
            receive                                             43
            restored, restoration                                6
            riders                                               5
            SEC                                                  1
            Separate Account FP                                 13
            state                                                2
            subaccount                                          13
            surrender                                           28
            surrender charge                                     9
            target premium                                      49
            transfers                                           25
            Trusts                                               1
            units                                               24
            unit values                                         13
            us                                                   2
            variable investment options                          1
            we                                                   2
            withdrawal                                          27
            you, your                                            2

                       AN INDEX OF KEY WORDS AND PHRASES

1. Risk/benefit summary: Policy features, benefits and risks

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Incentive Life(R) '02 is a variable life insurance policy that provides you with flexible premium payment plans and benefits to meet your specific needs. The basic terms of the policy require you to make certain payments in return for life insurance coverage. The payments you can make and the coverage you can receive under this "base policy" are described below.

Riders to your base policy can increase the benefits you receive and affect the amounts you pay in certain circumstances. Available riders are listed in "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus.

HOW YOU CAN PAY FOR AND CONTRIBUTE TO YOUR POLICY

PREMIUM PAYMENTS. We call the amounts you contribute to your policy "premiums" or "premium payments." The amount we require as your first premium varies depending on the specifics of your policy and the insured person. Each subsequent premium payment must be at least $100, although we can increase this minimum if we give you advance notice. (Policies on an automatic premium payment plan may have different minimums.) Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount.

SECTION 1035 EXCHANGES OF POLICIES WITH OUTSTANDING LOANS. If we approve, you may purchase an Incentive Life(R) '02 policy through an assignment and exchange of another life insurance policy with a cash surrender value pursuant to a valid exchange under Section 1035 of the Internal Revenue Code (the "Code"). If such other policy is subject to a policy loan, we may permit you to carry over all or a portion of such loan to the Incentive Life(R) '02 policy, subject to our administrative rules then in effect. In this case, we will treat any cash paid, plus any loaned amount carried over to the Incentive Life(R) '02 policy, as premium received in consideration of our issuing the policy. If we allow you to carry over all or a portion of any such outstanding loan, then we will hold amounts securing such loan in the same manner as the collateral for any other policy loan, and your policy also will be subject to all our other rules regarding loans (see "Borrowing from your policy" later in this prospectus).

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YOU CAN GENERALLY PAY PREMIUMS AT SUCH TIMES AND IN SUCH AMOUNTS AS YOU LIKE BEFORE THE POLICY ANNIVERSARY NEAREST TO THE INSURED'S 100TH BIRTHDAY, SO LONG AS YOU DON'T EXCEED CERTAIN LIMITS DETERMINED BY THE FEDERAL INCOME TAX LAWS APPLICABLE TO LIFE INSURANCE.
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LIMITS ON PREMIUM PAYMENTS. The federal tax law definition of "life insurance" limits your ability to pay certain high levels of premiums (relative to the amount of your policy's insurance coverage). Also, if your premium payments exceed certain other amounts specified under the Internal Revenue Code, your policy will become a "modified endowment contract," which may subject you to additional taxes and penalties on any distributions from your policy. See "Tax information" later in this prospectus. We may return any premium payments that would exceed those limits to you.

You can ask your financial professional to provide you with an Illustration of Policy Benefits that shows you the amount of premiums you can pay, based on various assumptions, without exceeding these tax law limits. The tax law limits can change as a result of certain changes you make to your policy. For example, a reduction in the face amount of your policy may reduce the amount of premiums that you can pay and may impact whether your policy is a modified endowment contract.

If at any time your policy's account value is high enough that the "alternative higher death benefit" discussed later in this prospectus would apply, we reserve the right to limit the amount of any premiums that you pay, unless the insured person provides us with evidence of insurability satisfactory to us.

PLANNED PERIODIC PREMIUMS. Page 3 of your policy will specify a "planned periodic premium." This is the amount that you request us to bill you. However, payment of these or any other specific amounts of premiums is not mandatory. You need to pay only the amount of premiums (if any) necessary to keep your policy from lapsing and terminating as discussed below.

THE MINIMUM AMOUNT OF PREMIUMS YOU MUST PAY

POLICY "LAPSE" AND TERMINATION. Your policy will lapse (also referred to in your policy as "default") if your "net account value" is not enough to pay your policy's monthly charges when due unless:

..   you have paid sufficient premiums to maintain one of our available guarantees against termination, your policy is still within the period of that guarantee, and you do not have an outstanding loan (see "You can guarantee that your policy will not terminate before a certain date" below); or

..   you have elected the "paid up" death benefit guarantee and it remains in effect, and you do not have an outstanding loan (see "You can elect a "paid up" death benefit guarantee" below).

("Account value" and "net account value" are explained under "Determining your policy's value" later in this prospectus.)

We will mail a notice to you at your last known address if your policy lapses. You will have a 61-day grace period to pay at least an amount prescribed in your policy which would be enough to keep your policy in force for approximately three months (without regard to investment performance). You may not make any transfers or request any other policy changes during a grace period. If we do not receive your payment by the end of the grace period, your policy (and all riders to the policy) will terminate without value and all coverage under your policy will cease. We will mail an additional notice to you if your policy terminates.

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YOUR POLICY WILL TERMINATE IF YOU DON'T PAY ENOUGH PREMIUMS (I) TO PAY THE CHARGES WE DEDUCT OR (II) TO MAINTAIN IN EFFECT ONE OF THE GUARANTEES THAT CAN KEEP YOUR POLICY FROM TERMINATING. HOWEVER, WE WILL FIRST SEND YOU A NOTICE AND GIVE YOU THE OPPORTUNITY TO PAY ANY SHORTFALL.
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           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

You may owe taxes if your policy terminates while you have a loan outstanding, even though you receive no additional money from your policy at that time. See "Tax information," later in this prospectus.

RESTORING A TERMINATED POLICY. To have your policy "restored" (put back in force), you must apply within six months after the date of termination. In some states, you may have a longer period of time. You must also (i) present evidence of insurability satisfactory to us and (ii) pay at least the amount of premium that we require. The amount of payment will not be more than an amount sufficient to cover total monthly deductions for 3 months, calculated from the effective date of restoration, and the premium charge. We will determine the amount of this required payment as if no interest or investment performance were credited to or charged against your policy account. Your policy contains additional information about the minimum amount of this premium and about the values and terms of the policy after it is restored and the effective date of such restoration. You may only restore your policy if it has terminated without value. You may not restore a policy that was given up for its net cash surrender value.

YOU CAN GUARANTEE THAT YOUR POLICY WILL NOT TERMINATE BEFORE A CERTAIN DATE

You can generally guarantee that your policy will not terminate for a number of years by paying at least certain specified amounts of premiums. We call these amounts "guarantee premiums" and they will be set forth on page 3 of your policy. In most states you have two options for how long the guarantee will last. The two guarantee options are as follows:

(1)a guarantee for the first five years of your policy (the policy calls this the "no-lapse guarantee")

                                      or

(2)a guarantee of 20 years, but in no case beyond the policy anniversary nearest to the insured's 100th birthday (the policy calls this the "extended no-lapse guarantee").

In some states, these guarantees may be referred to by different names.

We make no extra charge for either of these two guarantees against policy termination. However, in order for either of those guarantees to be available, you must have satisfied the "guarantee premium test" (discussed in "Guarantee premium test for no-lapse guarantees" under "More information about policy features and benefits" later in this prospectus), and any policy loan must not exceed the policy account value. Maintaining the extended no-lapse guarantee against policy termination will require you to pay more premiums than maintaining only the five-year guarantee.

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IF YOU PAY AT LEAST CERTAIN PRESCRIBED AMOUNTS OF PREMIUMS, AND HAVE NO POLICY LOANS, YOUR POLICY WILL NOT LAPSE FOR A NUMBER OF YEARS, EVEN IF THE VALUE IN YOUR POLICY BECOMES INSUFFICIENT TO PAY THE MONTHLY CHARGES.
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YOU CAN ELECT A "PAID UP" DEATH BENEFIT GUARANTEE

In most states, provided certain requirements are met and subject to our approval, you may elect to take advantage of our "paid up" death benefit guarantee at any time after the fourth year of your policy if the insured's attained age is 99 or less. If you elect the paid up death benefit guarantee, we may initially reduce your base policy's face amount (see below). Thereafter, your policy will not lapse and the death benefit will never be less than the base policy's face amount, so long as the guarantee remains in effect. The guarantee will terminate, however, if (i) at any time following the election, the sum of any outstanding policy loans, accrued interest, and any "restricted" amount due to exercise of a living benefits rider exceeds your policy's account value, or (ii) you request us to terminate the election. For more information about the circumstances under which you can elect the paid-up death benefit, the possible reduction in face amount after this guarantee is elected (including the possible imposition of surrender charges upon such reduction), and other effects of this guarantee on your policy, see "Paid up death benefit guarantee" under "More information about policy features and benefits" later in this prospectus.

INVESTMENT OPTIONS WITHIN YOUR POLICY

Except as set forth in the next sentence, we will initially put all unloaned amounts which you have allocated to variable investment options into such options on the later of the business day that we receive the full minimum initial premium or the register date (the "Investment Start Date").

In those states that require us to return your premium without adjustment for investment performance within a certain number of days (see "Your right to cancel within a certain number of days," later in this prospectus), we will initially put all amounts which you have allocated to the variable investment options into our EQ/Money Market investment option. In this case, on the first business day following the twentieth day after your policy is issued, we will reallocate that investment in accordance with your premium allocation instructions then in effect. For policies issued in these states, the "Allocation Date" is the first business day following the twentieth day after your policy is issued. For all other policies, the Allocation Date is the Investment Start Date.

You give such allocation instructions in your application to purchase a policy. You can change the premium allocation percentages at any time, but this will not affect any prior allocations. The allocation percentages that you specify must always be in whole numbers and total exactly 100%.

The policy is between you and AXA Equitable. The policy is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

--------------------------------------------------------------------------------
YOU CAN CHOOSE AMONG VARIABLE INVESTMENT OPTIONS.
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           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

VARIABLE INVESTMENT OPTIONS. The available variable investment options are listed on the front cover of this prospectus. (Your policy and other supplemental materials may refer to these as "Investment Funds".) The investment results you will achieve in any one of these options will depend on the investment performance of the corresponding Portfolio that shares the same name as that option. That Portfolio follows investment practices, policies and objectives that are appropriate to the variable investment option you have chosen. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option.

The advisors who make the investment decisions for each Portfolio are set forth later in the prospectus under "About the Portfolios of the Trusts."

You will find other important information about each Portfolio in the separate prospectuses for each Trust which accompany this prospectus, including a comprehensive discussion of the risks of investing in each Portfolio. TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-777-6510 (FOR U.S. RESIDENTS) OR 1-704-341-7000 (OUTSIDE OF THE U.S.). We may add or delete variable investment options or Portfolios at any time.

GUARANTEED INTEREST OPTION. You can also allocate some or all of your policy's value to our guaranteed interest option. We, in turn, invest such amounts as part of our general assets. Periodically, we declare a fixed rate of interest (3% minimum) on amounts that you allocate to our guaranteed interest option. We credit and compound the interest daily at an effective annual rate that equals the declared rate. The rates we are at any time declaring on outstanding policies may differ from the rates we are then declaring for newly issued policies. (The guaranteed interest option is part of what your policy and other supplemental material may refer to as the "Guaranteed Interest Account.")

--------------------------------------------------------------------------------
WE WILL PAY AT LEAST 3% ANNUAL INTEREST ON OUR GUARANTEED INTEREST OPTION.
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ABOUT YOUR LIFE INSURANCE BENEFIT

YOUR POLICY'S FACE AMOUNT. In your application to buy an Incentive Life(R) '02 policy, you tell us how much insurance coverage you want on the life of the insured person. We call this the "face amount" of the base policy. $50,000 is the smallest amount of coverage you can request.

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IF THE INSURED PERSON DIES, WE PAY A LIFE INSURANCE BENEFIT TO THE
"BENEFICIARY" YOU HAVE NAMED. THE AMOUNT WE PAY DEPENDS ON WHETHER YOU HAVE CHOSEN DEATH BENEFIT OPTION A OR DEATH BENEFIT OPTION B. WE ALSO HAVE OPTIONS AVAILABLE FOR THE MANNER IN WHICH WE PAY DEATH BENEFITS (SEE "YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS" UNDER "MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS" LATER IN THIS PROSPECTUS).
--------------------------------------------------------------------------------

YOUR POLICY'S "DEATH BENEFIT" OPTIONS. In your policy application, you also choose whether the basic amount (or "benefit") we will pay if the insured person dies is:

..   Option A -- THE POLICY'S FACE AMOUNT on the date of the insured person's death. The amount of this death benefit doesn't change over time, unless you take any action that changes the policy's face amount;

                                      or

..   Option B -- THE FACE AMOUNT PLUS THE POLICY'S "ACCOUNT VALUE" on the date of death. Under this option, the amount of death benefit generally changes from day to day, because many factors (including investment performance, charges, premium payments and withdrawals) affect your policy's account value.

Your policy's "account value" is the total amount that at any time is earning interest for you or being credited with investment gains and losses under your policy. (Account value is discussed in more detail under "Determining your policy's value" later in this prospectus.)

Under Option B, your policy's death benefit will tend to be higher than under Option A, assuming the same policy face amount and policy account value. As a result, the monthly insurance charge we deduct will also be higher, to compensate us for our additional risk.

ALTERNATIVE HIGHER DEATH BENEFIT IN LIMITED CASES. Your policy is designed to always provide a minimum level of insurance protection relative to your policy's account value, in part to meet the Internal Revenue Code's definition of "life insurance." For more information on the alternative higher death benefit and for information on other adjustments to the death benefit, see "More information about policy features and benefits" later in this prospectus.

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YOU CAN REQUEST A CHANGE IN YOUR DEATH BENEFIT OPTION ANY TIME AFTER THE SECOND YEAR OF THE POLICY AND BEFORE THE POLICY ANNIVERSARY NEAREST TO THE INSURED'S 100TH BIRTHDAY; HOWEVER CHANGES TO OPTION B ARE NOT PERMITTED BEYOND THE POLICY YEAR IN WHICH THE INSURED PERSON REACHES AGE 85.
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CHANGE OF DEATH BENEFIT OPTION. If you change from Option A to Option B, we automatically reduce your base policy's face amount by an amount equal to your policy's account value at the time of the change. We may refuse this change if the policy's face amount would be reduced below our then current minimum for new policies. Changes from Option A to Option B are not permitted beyond the policy year in which the insured person reaches age 85.

If you change from Option B to Option A, we automatically increase your base policy's face amount by an amount equal to your policy's account value at the time of the change.

If the alternative death benefit (referenced above) is higher than the base policy's death benefit at the time of the change in death benefit option, we will determine the new base policy face amount somewhat differently from the general procedures described above.

We will not deduct or establish any amount of surrender charge as a result of a change in death benefit option. Please refer to "Tax information" later in this prospectus, to learn about certain possible income tax consequences that may result from a change in death benefit option, including the effect of an automatic increase or decrease in face amount.

YOU CAN DECREASE YOUR INSURANCE COVERAGE

You may request a decrease in your policy's face amount any time after the second year of your policy and before the policy anniversary

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS nearest to the insured's 100th birthday. The requested decrease must be at least $10,000. Please refer to "Tax information" for certain possible tax consequences of changing the face amount.

We can refuse any requested decrease. We will not approve any decrease if we are at that time being required to waive charges or pay premiums under any optional disability waiver rider that is part of the policy.

The following additional conditions also apply:

You may not reduce the face amount below the minimum we are then requiring for new policies. Nor will we permit a decrease that would cause your policy to fail the Internal Revenue Code's definition of life insurance. Guarantee premiums, as well as monthly deductions for the cost of insurance coverage, will generally decrease from the time you reduce the face amount.

If you reduce the face amount during the first 10 years of your policy, we will deduct all or part of the remaining surrender charge from your policy. Assuming you have not previously changed the face amount, the amount of surrender charge we will deduct will be determined by dividing the amount of the decrease by the initial face amount and multiplying that fraction by the total amount of surrender charge that still remains applicable to your policy. In no event will the surrender charge due exceed your account value less any amounts we are holding to secure policy loans (including any interest on those amounts that have not yet been allocated to the variable investment options). We deduct the charge from the same investment options as if it were a part of a regular monthly deduction under your policy.

In some cases, we may have to make a distribution to you from your policy at the time we decrease your policy's face amount or change your death benefit option. This may be necessary in order to preserve your policy's status as life insurance under the Internal Revenue Code. We may also be required to make such a distribution to you in the future on account of a prior decrease in face amount or change in death benefit option. The distribution may be taxable.

YOU CAN INCREASE YOUR INSURANCE COVERAGE BY PURCHASING ANOTHER POLICY

After the first policy year while this policy is in force and the insured person is not more than attained age 85, and provided that there has been no previous reduction in the face amount, you may ask us to increase the face amount of insurance. You must provide evidence satisfactory to us of the insurability of the insured person. Any increase you ask for must be at least $10,000. If the increase is approved, we will issue a new variable life policy for the amount of the increase. The new policy will be issued for the age and rating class of the insured person on the date of increase, and, if we are no longer issuing Incentive Life(R) '02, will be a variable life policy we are issuing on the date of increase. The new policy will be subject to its own terms and conditions, except that (1) we will waive any portion of the monthly administrative charge for the new policy that is independent of the face amount of insurance; and (2) any reduction in face amount, change in death benefit option, or partial withdrawal may not reduce the face amount of the new policy to less than $10,000.

ACCESSING YOUR MONEY

You can access the money in your policy in different ways. You may borrow up to 90% of the difference between your policy's account value and any applicable surrender charges, less any outstanding loans (plus accrued loan interest) and less any amounts restricted following your receipt of a living benefits payment. We will charge interest on the amount of the loan. See "Borrowing from your policy" later in this prospectus for more information. You can also make a partial withdrawal of $500 or more of your net cash surrender value (defined later in this prospectus under "Surrendering your policy for its net cash surrender value") at any time after the first year of your policy and before the policy anniversary nearest to the insured's 100th birthday. See "Making withdrawals from your policy" later in this prospectus for more information. Finally, you can surrender (turn in) your policy for its net cash surrender value at any time. See "Surrendering your policy for its net cash surrender value" later in this prospectus. See "Tax information" later in this prospectus, for the tax treatment of the various ways in which you can access your money.

RISKS OF INVESTING IN A POLICY

The policy is unsuitable as a short-term savings vehicle. Some of the principal risks of investing in a policy are as follows:

..   If the investment options you choose perform poorly, you could lose some or all of the premiums you pay.

..   If the investment options you choose do not make enough money to pay for the policy charges, except to the extent provided by any guarantees against termination or paid-up death benefit guarantee you may have, you could have to pay more premiums to keep your policy from terminating.

..   If any policy loan and any accrued loan interest either equals or exceeds the account value, your policy will terminate subject to the policy's Grace Period provision.

..   We can increase, without your consent and subject to any necessary regulatory approvals, any charge that you currently pay at less than the maximum amount. We will not increase any charge beyond the highest maximum noted in the tables in the next chapter in "Tables of policy charges" under "Risk/benefit summary: Charges and expenses you will pay."

..   You may have to pay a surrender charge and there may be adverse tax consequences if you wish to discontinue some or all of your insurance coverage under a policy.

..   Partial withdrawals from your policy are available only after the first policy year and must be at least $500 and no more than the net cash surrender value. Under certain circumstances, we will automatically reduce your policy's face amount as a result of a partial withdrawal.

Your policy permits other transactions that also have risks. These and other risks and benefits of investing in a policy are discussed in detail throughout this prospectus.

A comprehensive discussion of the risks of each investment option may be found in the Trust prospectus for that investment option.

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

2. Risk/benefit summary: Charges and expenses you will pay

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TABLES OF POLICY CHARGES

For more information about some of these charges, see "Deducting policy charges" under "More information about certain policy charges" later in this prospectus. The illustrations of Policy Benefits that your financial professional will provide will show the impact of the actual current and guaranteed maximum rates, if applicable, of the following policy charges, based on various assumptions (except for the loan interest spread, where we use current rates in all cases).

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy.

This table shows the charges that we deduct under the terms of your policy when you buy and each time you contribute to your policy, surrender the policy, reduce the face amount or transfer policy account value among investment options. All charges are shown on a guaranteed maximum basis. The current charges may be lower than the guaranteed maximum for certain charges. Since the charges described in the table below vary based on individual characteristics of the insured, these charges may not be representative of the charge that you will pay. In particular, the initial amount of surrender charge depends on each policy's specific characteristics. Your financial professional can provide you with more information about these charges as they relate to the insured's particular characteristics. See "Deducting policy charges" under "More information about certain policy charges."

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TRANSACTION FEES
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 CHARGE                        WHEN CHARGE IS DEDUCTED        AMOUNT DEDUCTED
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PREMIUM CHARGE                 From each premium              6% of each premium
                                                              payment./(1)/
SURRENDER (TURNING IN) OF      Upon surrender                 Initial surrender charge per
YOUR POLICY DURING ITS FIRST                                  $1,000 of initial base policy
10 YEARS                                                      face amount:/(2)/

                                                              Highest: $30.93

                                                              Lowest: $5.97

                                                              Representative: $13.81/(3)/

REQUEST A DECREASE IN YOUR     Effective date of the decrease A pro rata portion of the
POLICY'S FACE AMOUNT                                          charge that would apply to a
                                                              full surrender at the time of
                                                              the decrease.

TRANSFERS AMONG INVESTMENT     Upon transfer                  $25 per transfer./(4)/
OPTIONS

ADDING A LIVING BENEFITS RIDER At the time of the transaction $100 (if elected after policy issue)

EXERCISE OF OPTION TO RECEIVE  At the time of the transaction $250
A "LIVING BENEFIT"

SPECIAL SERVICES CHARGES

Wire transfer charge/(5)/           At the time of the transaction  Current and Maximum       $90
                                                                    Charge:

Express mail charge/(5)/            At the time of the transaction  Current and Maximum       $35
                                                                    Charge:

Policy illustration charge/(6)/     At the time of the transaction  Current and Maximum       $25
                                                                    Charge:

Duplicate policy charge/(6)/        At the time of the transaction  Current and Maximum       $35
                                                                    Charge:

Policy history charge/(6)(7)/       At the time of the transaction  Current and Maximum       $50
                                                                    Charge:

Charge for returned payments/(6)/   At the time of the transaction  Current and Maximum       $25
                                                                    Charge:
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            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

This table shows the fees and expenses that you will pay periodically during the time that you own the Policy, not including underlying Trust portfolio fees and expenses.

-----------------------------------------------------------------------------------------------
PERIODIC CHARGES OTHER THAN
UNDERLYING TRUST PORTFOLIO
OPERATING EXPENSES
-----------------------------------------------------------------------------------------------
 CHARGE                     WHEN CHARGE IS DEDUCTED  AMOUNT DEDUCTED
-----------------------------------------------------------------------------------------------
ADMINISTRATIVE CHARGE/(8)/         Monthly           (1) Policy Year           Amount Deducted
                                                           1                         $20
                                                           2+                        $10
                                                                       plus

                                            (2) Charge per $1,000 of initial base policy
                                            face amount during your policy's first ten
                                            years:

                                               Highest: $0.10
                                               Lowest: $0.03
                                               Representative: $0.06/(9)/
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COST OF INSURANCE CHARGE/(8)(10)/  Monthly  Charge per $1,000 of the amount for which we are at risk:/(11)/

                                            Highest: $83.34
                                            Lowest: $0.06
                                            Representative: $0.15/(12)/
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MORTALITY AND EXPENSE  Monthly                            Annual % of your value in our
RISK CHARGE                     Policy Year                variable investment options
                                -----------               -----------------------------

                                  1-15                                0.80%
                                  16+                                 0.50%
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LOAN INTEREST SPREAD/(13)/     On each policy anniversary (or    2% of loan amount./(14)/
                               on loan termination, if earlier)
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OPTIONAL RIDER CHARGES         While the rider is in effect
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CHILDREN'S TERM INSURANCE                                        Charge per $1,000 of
                               Monthly                           rider benefit amount:
                                                                 $0.50
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DISABILITY DEDUCTION WAIVER                                      Percentage of all other
                               Monthly                           monthly charges:

                                                                 Highest: 132%
                                                                 Lowest: 7%
                                                                 Representative: 12%/(15)/
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DISABILITY PREMIUM WAIVER      Monthly                           Charge for disability
                                                                 premium waiver per
                                                                 $1,000 of benefit for
                                                                 which such rider is
                                                                 purchased:/(16)/

                                                                 Initial base policy face amount:/(17)/
                                                                 Highest: $0.76
                                                                 Lowest: $0.02
                                                                 Representative:
                                                                 $0.07/(18)/

                                                                 Option to purchase
                                                                 additional insurance:
                                                                 Highest: $0.08
                                                                 Lowest: $0.02
                                                                 Representative:
                                                                 $0.03/(18)/

                                                                 Children's term
                                                                 insurance:
                                                                 Highest: $0.03
                                                                 Lowest: $0.01
                                                                 Representative:
                                                                 $0.01/(18)/
-------------------------------------------------------------------------------------------------------
OPTION TO PURCHASE ADDITIONAL  Monthly                           Charge per $1,000 of
INSURANCE                                                        rider benefit amount:
                                                                 Highest: $0.17
                                                                 Lowest: $0.04
                                                                 Representative:
                                                                 $0.16/(9)/
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(1)We may increase this charge higher than 6%, however, as a result of changes in the tax laws which increase our expenses. Currently, we reduce this charge to 3% of each premium payment after an amount equal to ten "target premiums" has been paid. The "target premium" is actuarially determined for each policy, based on that policy's

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY specific characteristics, as well as the policy's face amount, among other factors. Generally, the target premiums per thousand are lower for face amounts of $250,000 and higher. In addition, if your policy includes the accounting benefit endorsement, a portion of the deductions from premiums will be refunded upon surrender within the first three policy years (see "Accounting benefit endorsement" in "More information about policy features and benefits" later in this prospectus).
(2)If your policy includes the accounting benefit endorsement, the surrender charges are reduced (see "Accounting benefit endorsement" in "More information about policy features and benefits" later in this prospectus).
(3)This representative amount is the rate we guarantee for a representative insured male, non-tobacco user, age 35 at issue.
(4)No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automatic transfer service or asset rebalancing service as discussed later in this prospectus.
(5)Unless you specify otherwise, this charge will be deducted from the amount you request.
(6)The charge for this service must be paid using funds outside of your policy. Please see "Deducting policy charges" under "More information about certain policy charges" for more information.
(7)The charge for this service may be less depending on the policy history you request. Please see "Deducting policy charges" under "More information about certain policy charges" for more information.
(8)Not applicable after the insured person reaches age 100.
(9)This representative amount is the rate we guarantee for a representative insured age 35 at issue.
(10)Insured persons who present particular health, occupational or avocational risks may be charged other additional charges as specified in their policies.
(11)Our amount "at risk" is the difference between the amount of death benefit and the account value as of the deduction date.
(12)This representative amount is the rate we guarantee in the first policy year for a representative insured male, age 35 at issue in the standard non-tobacco user risk class.
(13)We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit.
(14)We may, however, increase this charge higher than 2% as a result of changes in the tax laws which increase our expenses.
(15)This representative amount is the rate we guarantee in the first policy year for a representative insured male age 35 at issue who is not in a rated risk class.
(16)Amount charged equals the sum of disability premium waiver rider charges corresponding to the base policy, and to any option to purchase additional insurance or children's term insurance riders that you have added to your policy.
(17)The monthly charges corresponding to the base policy will be adjusted proportionately to any face amount reduction made at your request or resulting from a partial withdrawal under death benefit Option A.
(18)This representative amount is the rate we guarantee for a representative insured male, age 35 at issue who is in the non-rated non-tobacco user risk class.
You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the Policy. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE TRUST PROSPECTUS FOR THAT PORTFOLIO.


-----------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-----------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets  Lowest Highest
including management fees, 12b-1 fees, service fees and/or other expenses)/(1)/              0.59%  1.94%
-----------------------------------------------------------------------------------------------------------



(1)"Total Annual Portfolio Operating Expenses" may be based, in part, on estimated amounts of such expenses. Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2019 ("Expense Limitation Arrangement") (unless the Trust's Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2019. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.



--------------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
--------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses after the effect of Expense Limitation Arrangements/(/*/)/  Lowest Highest
                                                                                                      0.59%  1.50%
--------------------------------------------------------------------------------------------------------------------


   (*)"Total Annual Portfolio Operating Expenses" may be based, in part, on estimated amounts of such expenses.

HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

In your application for a policy, you tell us from which investment options you want us to take the policy's monthly deductions as they fall due. You can change these instructions at any time. If we cannot deduct the charge as your most current instructions direct, we will allocate the deduction among your investment options proportionately to your value in each.

CHANGES IN CHARGES

We reserve the right in the future to (1) make a charge for certain taxes or reserves set aside for taxes (see "Our taxes" under "Tax information" later in this prospectus) that might be imposed on us; (2) make a charge for the operating expenses of our variable investment options (including, without limitation, SEC registration fees and related legal counsel fees and auditing fees); or (3) change our other current policy charges (in no event will they exceed the maximum charges guaranteed in your policy).

Any changes that we make in our current charges or charge rates will be on a basis that is equitable to all policy owners of a given class, and will be determined based on reasonable assumptions as to expenses, mortality, policy and contract claims, taxes, investment income and lapses. Any changes in charges may apply to then in force policies, as well as to new policies. You will be notified in writing of any changes in charges under your policy.

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

3. Who is AXA Equitable?


--------------------------------------------------------------------------------


We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc., which is an indirect majority owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the majority shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the policies. AXA Equitable is solely responsible for paying all amounts owed to you under your policy.

AXA Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $669.9 billion in assets as of December 31, 2017. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

HOW TO REACH US

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Administrative Office as listed below for the purposes described. Please refer to "Telephone and Internet requests" for effective dates for processing telephone, Internet and fax requests, later in this prospectus.
--------------------------------------------------------------------------------
 BY MAIL:

AT THE POST OFFICE BOX FOR OUR ADMINISTRATIVE OFFICE:

  AXA Equitable -- AXA Life Operations Center
  P.O. Box 1047
  Charlotte, North Carolina 28201-1047
--------------------------------------------------------------------------------
 BY EXPRESS DELIVERY ONLY:

AT THE STREET ADDRESS FOR OUR ADMINISTRATIVE OFFICE:

  AXA Equitable -- AXA Life Operations Center
  8501 IBM Drive, Suite 150
  Charlotte, North Carolina 28262-4333
  1-704-341-7000 (for express delivery purposes only)
--------------------------------------------------------------------------------
 BY PHONE:

Policy information, basic transactions, forms and statements are available 24 hours a day -- 7 days a week through AXA Equitable's Interactive Telephone Service.

AXA Equitable's Interactive Telephone Service provides the gateway to personal assisted service, Monday through Friday, 8 AM to 7PM, Eastern Time:
1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.).
--------------------------------------------------------------------------------
 BY E-MAIL:

  life-service@axa.us.com
--------------------------------------------------------------------------------
 BY FAX:

  1-855-268-6378
--------------------------------------------------------------------------------
 BY INTERNET:

You may register for online account access at www.axa.com or us.axa.com for those outside the U.S. Our website provides access to account information and customer service. After registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.

REQUIRED FORMS. We require that the following types of communications be on specific forms we provide for that purpose:

(1)request for our automatic transfer service (our dollar cost averaging service);

(2)request for our asset rebalancing service;

(3)transfers among investment options (if submitted by e-mail);

(4)designation of new policy owner(s); and

(5)designation of new beneficiary(ies).

OTHER REQUESTS. We also have specific forms that we recommend you use for the following:

(a)policy surrenders;

(b)transfers among investment options (not submitted by e-mail);

(c)changes in allocation percentages for premiums and deductions; and

(d)electing the paid up death benefit guarantee.

You can also change your allocation percentages, transfer among investment options and/or change your address (1) by toll-free phone and assisted service,
(2) over the Internet, through axa.com or us.axa.com for those outside the U.S., or (3) by writing our Administrative Office. For more information about transaction requests you can make by phone or over the Internet, see "How to make transfers" and "Telephone and Internet requests" later in this prospectus.

Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing." (See "Disruptive transfer activity" in "More information about other matters.")

FORMAL REQUIREMENTS. Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, title (if applicable), the insured person's name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.

ABOUT OUR SEPARATE ACCOUNT FP

Each variable investment option is a part (or "subaccount") of our Separate Account FP. We established Separate Account FP under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable life insurance policies. We are the legal owner of all of the assets in Separate Account FP and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our policies. For example, we may withdraw amounts from Separate Account FP that represent our investments in Separate Account FP or that represent fees and charges under the policies that we have earned. Income, gains and losses

                             WHO IS AXA EQUITABLE?

credited to, or charged against Separate Account FP reflect its own investment experience and not the investment experience of AXA Equitable's other assets.

Separate Account FP is registered with the SEC under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account FP. Although the Separate Account is registered, the SEC does not monitor the activity of Separate Account FP on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) of Separate Account FP available under Incentive Life(R) '02 invests solely in the applicable class of shares issued by the corresponding Portfolio of the applicable Trust. Separate Account FP immediately reinvests all dividends and other distributions it receives from a Portfolio in additional shares of that class in that Portfolio.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable life insurance and/or annuity products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. EQ Advisors Trust and AXA VIP Premier Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our policy owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our policy owners, we will see to it that appropriate action is taken to do so.

YOUR VOTING PRIVILEGES

VOTING OF PORTFOLIO SHARES. As the legal owner of any Portfolio shares that support a variable investment option, we will attend (and have the right to vote at) any meeting of shareholders of the Portfolio (or the Trusts). To satisfy currently-applicable legal requirements, however, we will give you the opportunity to tell us how to vote the number of each Portfolio's shares that are attributable to your policy. The number of full and fractional votes you are entitled to will be determined by dividing the policy account value (minus any policy indebtedness) allocable to an investment option by the net asset value per unit for the Portfolio underlying that investment option. We will vote shares attributable to policies for which we receive no instructions in the same proportion as the instructions we do receive from all policies that participate in our Separate Account FP (discussed below). With respect to any Portfolio shares that we are entitled to vote directly (because we do not hold them in a separate account or because they are not attributable to policies), we will vote in proportion to the instructions we have received from all holders of variable annuity and variable life insurance policies who are using that Portfolio. One effect of proportional voting is that a small number of policy owners may control the outcome of a vote.

Under current legal requirements, we may disregard the voting instructions we receive from policy owners only in certain narrow circumstances prescribed by SEC regulations. If we do, we will advise you of the reasons in the next annual or semiannual report we send to you.

VOTING AS POLICY OWNER. In addition to being able to instruct voting of Portfolio shares as discussed above, policy owners that use our variable investment options may in a few instances be called upon to vote on matters that are not the subject of a shareholder vote being taken by any Portfolio. If so, you will have one vote for each $100 of account value in any such option; and we will vote our interest in Separate Account FP in the same proportion as the instructions we receive from holders of Incentive Life(R) '02 and other policies that Separate Account FP supports.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust serves for the benefit of each Trust's shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

                             WHO IS AXA EQUITABLE?

4. About the Portfolios of the Trusts

--------------------------------------------------------------------------------


We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment adviser of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, AXA FMG has entered into sub-advisory agreements with one or more other investment advisers (the "sub-advisers") to carry out investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.


You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG, a wholly owned subsidiary of AXA Equitable, receives management fees and administrative fees in connection with the services it provides to the Portfolios. As such, it may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

As a policy owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some affiliated Portfolios invest in other affiliated Portfolios (the "AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer policy owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to policy owners and/or suggest that policy owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your policy. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.


As described in more detail in the Portfolio prospectuses, the AXA Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy") and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.


The AXA Managed Volatility Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy, and the AXA Fund of Fund Portfolios that invest in other Portfolios that use the AXA volatility management strategy, are identified below in the chart by a "(check mark)" under the column entitled "Volatility Management."

Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. During rising markets, the AXA volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy or, in the case of the AXA Fund of Fund Portfolios, that invest exclusively in other Portfolios that do not use the volatility management strategy. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the AXA volatility management strategy. Any such Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your account value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

Portfolio allocations in certain AXA variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

   (a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and

   (b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

PORTFOLIOS OF THE TRUSTS


-------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP                                                               INVESTMENT ADVISER
 TRUST PORTFOLIO                                                               (OR SUB-ADVISER(S), AS VOLATILITY
 NAME                SHARE CLASS  OBJECTIVE                                    APPLICABLE)            MANAGEMENT
-------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE           A        Seeks to achieve long-term capital           .   AXA Equitable      (check mark)
  ALLOCATION                      appreciation.                                    Funds
                                                                                   Management
                                                                                   Group, LLC
-------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE         A        Seeks to achieve a high level of current     .   AXA Equitable      (check mark)
  ALLOCATION                      income.                                          Funds
                                                                                   Management
                                                                                   Group, LLC
-------------------------------------------------------------------------------------------------------------------
AXA                      A        Seeks to achieve current income and          .   AXA Equitable      (check mark)
  CONSERVATIVE-PLUS               growth of capital, with a greater                Funds
  ALLOCATION                      emphasis on current income.                      Management
                                                                                   Group, LLC
-------------------------------------------------------------------------------------------------------------------
AXA MODERATE             A        Seeks to achieve long-term capital           .   AXA Equitable      (check mark)
  ALLOCATION                      appreciation and current income.                 Funds
                                                                                   Management
                                                                                   Group, LLC
-------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS        A        Seeks to achieve long-term capital           .   AXA Equitable      (check mark)
  ALLOCATION                      appreciation and current income, with a          Funds
                                  greater emphasis on capital appreciation.        Management
                                                                                   Group, LLC
-------------------------------------------------------------------------------------------------------------------
CHARTER/SM/              A        Seeks to achieve high total return through   .   AXA Equitable
  MULTI-SECTOR BOND               a combination of current income and              Funds
                                  capital appreciation.                            Management
                                                                                   Group, LLC
-------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL        B        Seeks to achieve long-term growth of         .   AXA Equitable
  CAP GROWTH                      capital.                                         Funds
                                                                                   Management
                                                                                   Group, LLC
-------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL        A        Seeks to achieve long-term growth of         .   AXA Equitable
  CAP VALUE                       capital.                                         Funds
                                                                                   Management
                                                                                   Group, LLC
-------------------------------------------------------------------------------------------------------------------
TARGET 2025              B        Seeks the highest total return over time     .   AXA Equitable
  ALLOCATION                      consistent with its asset mix. Total return      Funds
                                  includes capital growth and income.              Management
                                                                                   Group, LLC
-------------------------------------------------------------------------------------------------------------------
TARGET 2035              B        Seeks the highest total return over time     .   AXA Equitable
  ALLOCATION                      consistent with its asset mix. Total return      Funds
                                  includes capital growth and income.              Management
                                                                                   Group, LLC
-------------------------------------------------------------------------------------------------------------------
TARGET 2045              B        Seeks the highest total return over time     .   AXA Equitable
  ALLOCATION                      consistent with its asset mix. Total return      Funds
                                  includes capital growth and income.              Management
                                                                                   Group, LLC
-------------------------------------------------------------------------------------------------------------------
TARGET 2055              B        Seeks the highest total return over time     .   AXA Equitable
  ALLOCATION                      consistent with its asset mix. Total return      Funds
                                  includes capital growth and income.              Management
                                                                                   Group, LLC
-------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

-------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS                                                                 INVESTMENT ADVISER
 TRUST PORTFOLIO                                                             (OR SUB-ADVISER(S), AS         VOLATILITY
 NAME                SHARE CLASS  OBJECTIVE                                  APPLICABLE)                    MANAGEMENT
-------------------------------------------------------------------------------------------------------------------------
1290 VT CONVERTIBLE      IB       Seeks a high level of total return.        .   AXA Equitable Funds
  SECURITIES                                                                     Management Group, LLC
                                                                             .   Palisade Capital
                                                                                 Management, L.L.C.
-------------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE       IB       Seeks to achieve total return from long-   .   AXA Equitable Funds
  DYNAMIC ALLOCATION              term capital appreciation and income.          Management Group, LLC
                                                                             .   DoubleLine Capital LP
-------------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE       IB       Seeks to maximize current income and       .   DoubleLine Capital LP
  OPPORTUNISTIC BOND              total return.
-------------------------------------------------------------------------------------------------------------------------
1290 VT EQUITY           IB       Seeks a combination of growth and          .   Barrow, Hanley, Mewhinney
  INCOME                          income to achieve an above-average and         & Strauss LLC
                                  consistent total return.
-------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO            IB       Seeks to achieve capital appreciation.     .   GAMCO Asset Management,
  MERGERS &                                                                      Inc.
  ACQUISITIONS
-------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL      IB       Seeks to maximize capital appreciation.    .   GAMCO Asset Management,
  COMPANY VALUE                                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------
1290 VT SMARTBETA        IB       Seeks to achieve long-term capital         .   AXA Rosenberg Management,
  EQUITY                          appreciation.                                  LLC
-------------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY         IA       Seeks to track the investment results of   .   BlackRock Investment
  RESPONSIBLE                     the MSCI KLD 400 Social Index.                 Management, LLC
-------------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH -       IB       Seeks long-term capital appreciation and   .   AXA Equitable Funds
  ALT 20                          current income.                                Management Group, LLC
-------------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED          IB       Seeks to achieve long-term growth of       .   AllianceBernstein L.P.     (check mark)
  VOLATILITY                      capital with an emphasis on risk-adjusted  .   AXA Equitable Funds
                                  returns and managing volatility in the         Management Group, LLC
                                  Portfolio.                                 .   BlackRock Investment
                                                                                 Management, LLC
-------------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED          IB       Seeks to achieve long-term growth of       .   AllianceBernstein L.P.     (check mark)
  VOLATILITY                      capital with an emphasis on risk-adjusted  .   AXA Equitable Funds
                                  returns and managing volatility in the         Management Group, LLC
                                  Portfolio.                                 .   BlackRock Investment
                                                                                 Management, LLC
-------------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED         IB       Seeks to achieve long-term growth of       .   AllianceBernstein L.P.     (check mark)
  VOLATILITY                      capital with an emphasis on risk-adjusted  .   AXA Equitable Funds
                                  returns and managing volatility in the         Management Group, LLC
                                  Portfolio.                                 .   BlackRock Investment
                                                                                 Management, LLC
-------------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP         IA       Seeks to achieve long-term growth of       .   AllianceBernstein L.P.
  GROWTH                          capital.                                   .   AXA Equitable Funds
                                                                                 Management Group, LLC
-------------------------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE          IA       Seeks to achieve long-term capital         .   ClearBridge Investments,
  LARGE CAP GROWTH                growth.                                        LLC
-------------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY        IA       Seeks to achieve long-term capital         .   AXA Equitable Funds        (check mark)
  MANAGED VOLATILITY              appreciation with an emphasis on risk-         Management Group, LLC
                                  adjusted returns and managing volatility   .   BlackRock Investment
                                  in the Portfolio.                              Management, LLC
                                                                             .   Morgan Stanley Investment
                                                                                 Management Inc.
                                                                             .   OppenheimerFunds, Inc.
-------------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

-------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS                                                                 INVESTMENT ADVISER
 TRUST PORTFOLIO                                                             (OR SUB-ADVISER(S), AS         VOLATILITY
 NAME                SHARE CLASS  OBJECTIVE                                  APPLICABLE)                    MANAGEMENT
-------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL        IA       Seeks to achieve long-term growth of       .   AXA Equitable Funds        (check mark)
  CORE MANAGED                    capital with an emphasis on risk-adjusted      Management Group, LLC
  VOLATILITY                      returns and managing volatility in the     .   BlackRock Investment
                                  Portfolio.                                     Management, LLC
                                                                             .   EARNEST Partners, LLC
                                                                             .   Massachusetts Financial
                                                                                 Services Company d/b/a
                                                                                 MFS Investment Management
                                                                             .   Federated Global
                                                                                 Investment Management
                                                                                 Corp.
-------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL        IB       Seeks to achieve long-term growth of       .   AllianceBernstein L.P.     (check mark)
  MANAGED VOLATILITY              capital with an emphasis on risk-adjusted  .   AXA Equitable Funds
                                  returns and managing volatility in the         Management Group, LLC
                                  Portfolio.                                 .   BlackRock Investment
                                                                                 Management, LLC
-------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL        IA       Seeks to provide current income and long-  .   AXA Equitable Funds        (check mark)
  VALUE MANAGED                   term growth of income, accompanied by          Management Group, LLC
  VOLATILITY                      growth of capital with an emphasis on      .   BlackRock Investment
                                  risk-adjusted returns and managing             Management, LLC
                                  volatility in the Portfolio.               .   Northern Cross, LLC
-------------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE     IA       Seeks to achieve capital growth.           .   Janus Capital Management
                                                                                 LLC
-------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE       IA       Seeks to achieve long-term growth of       .   AXA Equitable Funds        (check mark)
  MANAGED VOLATILITY              capital with an emphasis on risk-adjusted      Management Group, LLC
                                  returns and managing volatility in the     .   BlackRock Investment
                                  Portfolio.                                     Management, LLC
                                                                             .   Capital Guardian Trust
                                                                                 Company
                                                                             .   Vaughan Nelson Investment
                                                                                 Management
                                                                             .   Thornburg Investment
                                                                                 Management, Inc.
-------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP            IA       Seeks to provide long-term capital growth  .   AXA Equitable Funds        (check mark)
  GROWTH MANAGED                  with an emphasis on risk-adjusted returns      Management Group, LLC
  VOLATILITY                      and managing volatility in the Portfolio.  .   BlackRock Investment
                                                                                 Management, LLC
                                                                             .   HS Management Partners,
                                                                                 LLC
                                                                             .   Loomis, Sayles &
                                                                                 Company, L.P.
                                                                             .   Polen Capital Management,
                                                                                 LLC
                                                                             .   T. Rowe Price Associates,
                                                                                 Inc.
-------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE      IA       Seeks to achieve long-term growth of       .   AllianceBernstein L.P.     (check mark)
  MANAGED VOLATILITY              capital with an emphasis on risk-adjusted  .   AXA Equitable Funds
                                  returns and managing volatility in the         Management Group, LLC
                                  Portfolio.                                 .   BlackRock Investment
                                                                                 Management, LLC
                                                                             .   Massachusetts Financial
                                                                                 Services Company d/b/a
                                                                                 MFS Investment Management
-------------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

---------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS                                                                   INVESTMENT ADVISER
 TRUST PORTFOLIO                                                               (OR SUB-ADVISER(S), AS         VOLATILITY
 NAME                SHARE CLASS  OBJECTIVE                                    APPLICABLE)                    MANAGEMENT
---------------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES        IB       Seeks to achieve capital appreciation.       .   Loomis, Sayles & Company,
  GROWTH                                                                           L.P.
---------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE        IA       Seeks to achieve long-term capital           .   AXA Equitable Funds        (check mark)
  MANAGED VOLATILITY              appreciation with an emphasis on risk            Management Group, LLC
                                  adjusted returns and managing volatility     .   BlackRock Investment
                                  in the Portfolio.                                Management, LLC
                                                                               .   Diamond Hill Capital
                                                                                   Management, Inc.
                                                                               .   Wellington Management
                                                                                   Company, LLP
---------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC       IA       Seeks to achieve capital appreciation and    .   BlackRock Investment
  VALUE EQUITY                    secondarily, income.                             Management, LLC
---------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN      IA       Seeks to achieve long-term growth of         .   Capital Guardian Trust
  RESEARCH                        capital.                                         Company
---------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK          IA       Seeks to achieve a total return before       .   AllianceBernstein L.P.
  INDEX                           expenses that approximates the total
                                  return performance of the Russell 3000(R)
                                  Index, including reinvestment of
                                  dividends, at a risk level consistent with
                                  that of the Russell 3000(R) Index.
---------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX       IA       Seeks to achieve a total return before       .   SSgA Funds Management,
                                  expenses that approximates the total return      Inc.
                                  performance of the Bloomberg Barclays U.S.
                                  Intermediate Government/Credit Bond
                                  Index, including reinvestment of dividends,
                                  at a risk level consistent with that of the
                                  Bloomberg Barclays U.S. Intermediate
                                  Government/Credit Bond Index.
---------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX      IA       Seeks to achieve a total return before       .   AllianceBernstein L.P.
                                  expenses that approximates the total
                                  return performance of the Standard &
                                  Poor's 500 Composite Stock Price Index,
                                  including reinvestment of dividends, at a
                                  risk level consistent with that of the
                                  Standard & Poor's 500 Composite Stock
                                  Price Index.
---------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS      IA       Seeks to achieve capital growth and          .   AXA Equitable Funds
                                  current income.                                  Management Group, LLC
                                                                               .   BlackRock Investment
                                                                                   Management, LLC
                                                                               .   Wells Fargo Asset
                                                                                   Management
                                                                                   (International) LLC
                                                                               .   Wells Capital Management,
                                                                                   Inc.
---------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE          IA       Seeks to achieve a total return before       .   SSgA Funds Management,
  GOVERNMENT BOND                 expenses that approximates the total return      Inc.
                                  performance of the Bloomberg Barclays
                                  U.S. Intermediate Government Bond Index,
                                  including reinvestment of dividends, at a
                                  risk level consistent with that of the
                                  Bloomberg Barclays U.S. Intermediate
                                  Government Bond Index.
---------------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

-----------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS                                                                       INVESTMENT ADVISER
 TRUST PORTFOLIO                                                                   (OR SUB-ADVISER(S), AS         VOLATILITY
 NAME                SHARE CLASS  OBJECTIVE                                        APPLICABLE)                    MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL         IA       Seeks to achieve a total return (before          .   AllianceBernstein L.P.
  EQUITY INDEX                    expenses) that approximates the total
                                  return performance of a composite index
                                  comprised of 40% DJ Euro STOXX 50
                                  Index, 25% FTSE 100 Index, 25% TOPIX
                                  Index, and 10% S&P/ASX 200 Index,
                                  including reinvestment of dividends, at a
                                  risk level consistent with that of the
                                  composite index.
-----------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK      IA       Seeks to achieve capital growth and              .   Invesco Advisers, Inc.
                                  income.
-----------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE        IA       Seeks to achieve long-term capital               .   J.P. Morgan Investment
  OPPORTUNITIES                   appreciation.                                        Management Inc.
-----------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH      IA       Seeks to achieve a total return before           .   AllianceBernstein L.P.
  INDEX                           expenses that approximates the total
                                  return performance of the Russell 1000(R)
                                  Growth Index, including reinvestment of
                                  dividends at a risk level consistent with
                                  that of the Russell 1000(R) Growth Index.
-----------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE       IA       Seeks to achieve a total return before           .   SSgA Funds Management,
  INDEX                           expenses that approximates the total                 Inc.
                                  return performance of the Russell 1000(R)
                                  Value Index, including reinvestment of
                                  dividends, at a risk level consistent with
                                  that of the Russell 1000(R) Value Index.
-----------------------------------------------------------------------------------------------------------------------------
EQ/MFS                   IB       Seeks to achieve capital appreciation.           .   Massachusetts Financial
  INTERNATIONAL                                                                        Services Company d/b/a
  GROWTH                                                                               MFS Investment Management
-----------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX         IA       Seeks to achieve a total return before           .   SSgA Funds Management,
                                  expenses that approximates the total return          Inc.
                                  performance of the Standard & Poor's Mid
                                  Cap 400 Index, including reinvestment of
                                  dividends, at a risk level consistent with that
                                  of the Standard & Poor's Mid Cap 400
                                  Index.
-----------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET/(1)/     IA       Seeks to obtain a high level of current          .   The Dreyfus Corporation
                                  income, preserve its assets and maintain
                                  liquidity.
-----------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA           IA       Seeks to generate a return in excess of          .   Pacific Investment
  SHORT BOND                      traditional money market products while              Management Company LLC
                                  maintaining an emphasis on preservation
                                  of capital and liquidity.
-----------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS     IA       Seeks to achieve high current income             .   AllianceBernstein L.P.
                                  consistent with moderate risk to capital.        .   AXA Equitable Funds
                                                                                       Management Group, LLC
                                                                                   .   Pacific Investment
                                                                                       Management Company LLC
-----------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY         IA       Seeks to replicate as closely as possible        .   AllianceBernstein L.P.
  INDEX                           (before expenses) the total return of the
                                  Russell 2000(R) Index.
-----------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE         IA       Seeks to achieve long-term capital               .   T. Rowe Price Associates,
  GROWTH STOCK                    appreciation and secondarily, income.                Inc.
-----------------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS                                                                  INVESTMENT ADVISER
 TRUST PORTFOLIO                                                              (OR SUB-ADVISER(S), AS         VOLATILITY
 NAME                SHARE CLASS  OBJECTIVE                                   APPLICABLE)                    MANAGEMENT
------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND        IB       Seeks to achieve total return through       .   UBS Global Asset
  INCOME                          capital appreciation with income as a           Management (Americas) Inc.
                                  secondary consideration.
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER             IA       Seeks to achieve long-term growth of        .   AllianceBernstein L.P.
  AGGRESSIVE EQUITY               capital.                                    .   AXA Equitable Funds
                                                                                  Management Group, LLC
                                                                              .   ClearBridge Investments,
                                                                                  LLC
                                                                              .   Scotia Institutional
                                                                                  Asset Management US, Ltd.
                                                                              .   T. Rowe Price Associates,
                                                                                  Inc.
                                                                              .   Westfield Capital
                                                                                  Management Company, L.P.
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE        IA       Seeks to achieve a balance of high current  .   AXA Equitable Funds
  BOND                            income and capital appreciation,                Management Group, LLC
                                  consistent with a prudent level of risk.    .   BlackRock Financial
                                                                                  Management, Inc.
                                                                              .   DoubleLine Capital LP
                                                                              .   Pacific Investment
                                                                                  Management Company LLC
                                                                              .   SSgA Funds Management,
                                                                                  Inc.
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID         IA       Seeks to achieve long-term growth of        .   AllianceBernstein L.P.
  CAP GROWTH                      capital.                                    .   AXA Equitable Funds
                                                                                  Management Group, LLC
                                                                              .   BlackRock Investment
                                                                                  Management, LLC
                                                                              .   Franklin Advisers, Inc.
                                                                              .   Wellington Management
                                                                                  Company, LLP
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID         IA       Seeks to achieve long-term growth of        .   AXA Equitable Funds
  CAP VALUE                       capital.                                        Management Group, LLC
                                                                              .   BlackRock Investment
                                                                                  Management, LLC
                                                                              .   Diamond Hill Capital
                                                                                  Management, Inc.
                                                                              .   Lord, Abbett & Co. LLC
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER             IA       Seeks to achieve long-term growth of        .   Allianz Global Investors
  TECHNOLOGY                      capital.                                        U.S. LLC
                                                                              .   AXA Equitable Funds
                                                                                  Management Group, LLC
                                                                              .   SSgA Funds Management,
                                                                                  Inc.
                                                                              .   Wellington Management
                                                                                  Company, LLP
------------------------------------------------------------------------------------------------------------------------


 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE                                                                     INVESTMENT ADVISER
 FUNDS) -- SERIES II                                                           (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME       OBJECTIVE                                                APPLICABLE)
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL   The fund's investment objective is total return through  .   Invesco Advisers, Inc.
  REAL ESTATE FUND    growth of capital and current income.                    .   Sub-Adviser: Invesco
                                                                                   Asset Management Limited
-------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

------------------------------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE                                                                    INVESTMENT ADVISER
 FUNDS) -- SERIES II                                                          (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME       OBJECTIVE                                               APPLICABLE)
------------------------------------------------------------------------------------------------------------
INVESCO V.I.          The fund's investment objective is long-term growth of  .   Invesco Advisers, Inc.
  INTERNATIONAL       capital.
  GROWTH FUND
------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID      The fund's investment objective is long-term growth of  .   Invesco Advisers, Inc.
  CAP CORE EQUITY     capital.
  FUND
------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL    The fund's investment objective is long-term growth of  .   Invesco Advisers, Inc.
  CAP EQUITY FUND     capital.


---------------------------------------------------------------------------------------------------------
 AMERICAN CENTURY
 VARIABLE
 PORTFOLIOS, INC.                                                          INVESTMENT ADVISER
 -- CLASS II                                                               (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME      OBJECTIVE                                             APPLICABLE)
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP  The fund seeks long-term capital growth. Income is a  .   American Century
  MID CAP VALUE FUND secondary objective.                                      Investment Management,
                                                                               Inc.
---------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
 INSURANCE SERIES(R)                                                           INVESTMENT ADVISER
 PORTFOLIO NAME --                                                             (OR SUB-ADVISER(S), AS
 CLASS 4 SHARES       OBJECTIVE                                                APPLICABLE)
-------------------------------------------------------------------------------------------------------------
GLOBAL SMALL          The fund's investment objective is to provide long-term  .   Capital Research and
  CAPITALIZATION      growth of capital.                                           Management Company
  FUND/SM/
-------------------------------------------------------------------------------------------------------------
NEW WORLD FUND(R)     The fund's investment objective is long-term capital     .   Capital Research and
                      appreciation.                                                Management Company
-------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
 FIDELITY(R)
 VARIABLE INSURANCE
 PRODUCTS (VIP) -                                                              INVESTMENT ADVISER
 SERVICE CLASS 2                                                               (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME      OBJECTIVE                                                 APPLICABLE)
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks long-term capital appreciation.                     .   Fidelity Management &
  CONTRAFUND(R)                                                                    Research Company (FMR)
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks high total return through a combination of current  .   Fidelity Management &
  GROWTH & INCOME    income and capital appreciation.                              Research Company (FMR)
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID  Seeks long-term growth of capital.                        .   Fidelity Management &
  CAP PORTFOLIO                                                                    Research Company (FMR)
-------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON
 VARIABLE
 INSURANCE PRODUCTS
 TRUST -- CLASS 2                                                                 INVESTMENT ADVISER (OR
 PORTFOLIO NAME      OBJECTIVE                                                    SUB-ADVISER(S), AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------
FRANKLIN MUTUAL      The Fund's principal investment goal is capital              .   Franklin Mutual Advisers,
  SHARES VIP FUND    appreciation. Its secondary goal is income.                      LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN RISING      Seeks long-term capital appreciation, with preservation of   .   Franklin Advisory
  DIVIDENDS VIP FUND capital as an important consideration.                           Services, LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP   Seeks long-term total return.                                .   Franklin Advisory
  VALUE VIP FUND                                                                      Services, LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC   The Fund's principal investment goal is to seek a high       .   Franklin Advisers, Inc.
  INCOME VIP FUND    level of current income. Its secondary goal is capital
                     appreciation over long term.
----------------------------------------------------------------------------------------------------------------
TEMPLETON            Seeks long-term capital appreciation.                        .   Templeton Asset
  DEVELOPING                                                                          Management Ltd.
  MARKETS VIP FUND
----------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL     Seeks high current income, consistent with preservation of   .   Franklin Advisers, Inc.
  BOND VIP FUND      capital. Capital appreciation is a secondary consideration.
----------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH     Seeks long-term capital growth.                              .   Templeton Global Advisors
  VIP FUND                                                                            Limited
----------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------
 GOLDMAN SACHS
 VARIABLE
 INSURANCE TRUST --
 SERVICE SHARES                                             INVESTMENT ADVISER (OR
 PORTFOLIO NAME      OBJECTIVE                              SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT    Seeks long-term capital appreciation.  .   Goldman Sachs Asset
  MID CAP VALUE FUND                                            Management, L.P.
------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------
 IVY VARIABLE
 INSURANCE
 PORTFOLIOS                                                               INVESTMENT ADVISER (OR
 PORTFOLIO NAME      OBJECTIVE                                            SUB-ADVISER(S), AS APPLICABLE)
--------------------------------------------------------------------------------------------------------
IVY VIP ENERGY       To seek to provide capital growth and appreciation.  .   Ivy Investment Management
                                                                              Company (IICO)
--------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

-------------------------------------------------------------------------------------------------------------
 IVY VARIABLE
 INSURANCE
 PORTFOLIOS                                                                    INVESTMENT ADVISER (OR
 PORTFOLIO NAME      OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME  To seek to provide total return through a combination of  .   Ivy Investment Management
                     high current income and capital appreciation.                 Company (IICO)
-------------------------------------------------------------------------------------------------------------
IVY VIP MID CAP      To seek to provide growth of capital.                     .   Ivy Investment Management
  GROWTH                                                                           Company (IICO)
-------------------------------------------------------------------------------------------------------------
IVY VIP SCIENCE AND  To seek to provide growth of capital.                     .   Ivy Investment Management
  TECHNOLOGY                                                                       Company (IICO)
-------------------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP    To seek to provide growth of capital.                     .   Ivy Investment Management
  GROWTH                                                                           Company (IICO)
-------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------
 LAZARD RETIREMENT
 SERIES, INC. --
 SERVICE SHARES                                             INVESTMENT ADVISER (OR
 PORTFOLIO NAME      OBJECTIVE                              SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------
LAZARD RETIREMENT    Seeks long-term capital appreciation.  .   Lazard Asset Management
  EMERGING MARKETS                                              LLC
  EQUITY PORTFOLIO
------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS --
 SERVICE CLASS                                                            INVESTMENT ADVISER (OR
 PORTFOLIO NAME       OBJECTIVE                                           SUB-ADVISER(S), AS APPLICABLE)
--------------------------------------------------------------------------------------------------------
MFS(R)                The fund's investment objective is to seek capital  .   Massachusetts Financial
  INTERNATIONAL       appreciation.                                           Services Company
  VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------
MFS(R)                The fund's investment objective is to seek capital  .   Massachusetts Financial
  MASSACHUSETTS       appreciation.                                           Services Company
  INVESTORS GROWTH
  STOCK PORTFOLIO
--------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS      The fund's investment objective is to seek capital  .   Massachusetts Financial
  TRUST SERIES        appreciation.                                           Services Company
--------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE
 INSURANCE TRUST --
 ADVISOR CLASS                                                                     INVESTMENT ADVISER (OR
 PORTFOLIO NAME          OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------
PIMCO                    Seeks maximum real return consistent with prudent         .   Pacific Investment
  COMMODITYREALRETURN(R) investment management.                                        Management Company LLC
  STRATEGY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
PIMCO REAL RETURN        Seeks maximum real return, consistent with preservation   .   Pacific Investment
  PORTFOLIO              of real capital and prudent investment management.            Management Company LLC
-----------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN       Seeks maximum total return, consistent with preservation  .   Pacific Investment
  PORTFOLIO              of capital and prudent investment management.                 Management Company LLC
-----------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE                                                                 INVESTMENT ADVISER
 EQUITY SERIES, INC.                                                           (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME       OBJECTIVE                                                APPLICABLE)
-------------------------------------------------------------------------------------------------------------
T. ROWE PRICE         Seeks a high level of dividend income and long-term      .   T. Rowe Price Associates,
  EQUITY INCOME       capital growth primarily through investments in stocks.      Inc.
  PORTFOLIO - II
-------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
 VANECK VIP TRUST --                                                                  INVESTMENT ADVISER (OR
 INITIAL SHARES       OBJECTIVE                                                       SUB-ADVISER(S), AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL     Seeks long-term capital appreciation by investing primarily in  .   Van Eck Associates
  HARD ASSETS FUND    hard asset securities. Income is a secondary consideration.         Corporation
--------------------------------------------------------------------------------------------------------------------




(1)The Portfolio operates as a "government money market fund." The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-777-6510 (FOR U.S. RESIDENTS) OR 1-704-341-7000 (OUTSIDE OF THE U.S.).

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

5. Determining your policy's value

--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE

As set forth earlier in this prospectus, we deduct certain charges from each premium payment you make. We credit the rest of each premium payment to your policy's "account value." You instruct us to allocate your account value to one or more of the policy's investment options indicated on the front cover of this prospectus.

Your account value is the total of (i) your amounts in our variable investment options, (ii) your amounts in our guaranteed interest option other than in
(iii), and (iii) any amounts that we are holding to secure policy loans that you have taken (including any interest on those amounts which has not yet been allocated to the variable investment options). See "Borrowing from your policy" later in this prospectus. Your "net account value" is the total of (i) and
(ii) above, plus any interest credited on loaned amounts, minus any interest accrued on outstanding loans and minus any "restricted" amounts that we hold in the guaranteed interest option as a result of any payment received under a living benefits rider. (Your policy and other supplemental material may refer to the account that holds the amounts in (ii) and (iii) above as our "Guaranteed Interest Account.") Your account value is subject to certain charges discussed in "Risk/ benefit summary: Charges and expenses you will pay" earlier in this prospectus.

--------------------------------------------------------------------------------
YOUR POLICY ACCOUNT VALUE WILL BE CREDITED WITH THE SAME RETURNS AS ARE
ACHIEVED BY THE PORTFOLIOS THAT YOU SELECT, AND INTEREST CREDITED ON AMOUNTS IN THE GUARANTEED INTEREST OPTION, AND IS REDUCED BY THE AMOUNT OF CHARGES WE DEDUCT UNDER THE POLICY.
--------------------------------------------------------------------------------

YOUR POLICY'S VALUE IN OUR VARIABLE INVESTMENT OPTIONS. We invest the account value that you have allocated to any variable investment option in shares of the corresponding Portfolio. Your value in each variable investment option is measured by "units."

The number of your units in any variable investment option does not change, absent an event or transaction under your policy that involves moving assets into or out of that option. Whenever any amount is withdrawn or otherwise deducted from one of your policy's variable investment options, we "redeem" (cancel) the number of units that has a value equal to that amount. This can happen, for example, when all or a portion of monthly deductions and transaction-based charges are allocated to that option, or when loans, transfers, withdrawals and surrenders are made from that option. Similarly, you "purchase" additional units having the same value as the amount of any premium, loan repayment, or transfer that you allocate to that option.

The value of each unit will increase or decrease each business day, as though you had invested in the corresponding Portfolio's shares directly (and reinvested all dividends and distributions from the Portfolio in additional Portfolio shares). On any day, your value in any variable investment option equals the number of units credited to your policy under that option, multiplied by that day's value for one such unit. The mortality and expense risk charge mentioned earlier in this prospectus is calculated as a percentage of the value you have in the variable investment options and deducted monthly from your policy account based on your deduction allocations.

YOUR POLICY'S VALUE IN OUR GUARANTEED INTEREST OPTION. Your policy's value in our guaranteed interest option includes: (i) any amounts that have been allocated to that option, based on your request, and (ii) any "restricted" amounts that we hold in that option as a result of your election to receive a living benefit. See "Your option to receive a terminal illness living benefit" later in this prospectus. We credit all of such amounts with interest at rates we declare from time to time. We guarantee that these rates will not be less than a 3% effective annual rate.

Amounts may be allocated to or removed from your policy's value in our guaranteed interest option for the same purposes as described earlier in this prospectus for the variable investment options. We credit your policy with a number of dollars in that option that equals any amount that is being allocated to it. Similarly, if amounts are being removed from your guaranteed interest option for any reason, we reduce the amount you have credited to that option on a dollar-for-dollar basis.

                        DETERMINING YOUR POLICY'S VALUE

6. Transferring your money among our investment options

--------------------------------------------------------------------------------

TRANSFERS YOU CAN MAKE

--------------------------------------------------------------------------------
YOU CAN TRANSFER AMONG OUR VARIABLE INVESTMENT OPTIONS AND INTO OUR GUARANTEED INTEREST OPTION.
--------------------------------------------------------------------------------

After your policy's Allocation Date, you can transfer amounts from one investment option to another. There are no restrictions on transfers into the guaranteed interest option. However, transfers out of the guaranteed interest option and among our variable investment options are more limited. Currently, the total of all transfers you make on the same day must be at least $500; except that you may transfer your entire balance in an investment option, even if it is less than $500. We reserve the right to lower this $500 limit upon written notice to you. We also reserve the right to restrict transfers among variable investment options and transfers out of the guaranteed interest option as described in your policy, including limitations on the number, frequency, or dollar amount of transfers.

Please see "Investment options within your policy" in "Risk/benefit summary:
Policy features, benefits and risks" for more information about your role in managing your allocations.

CURRENT UNRESTRICTED TRANSFERS OUT OF THE GUARANTEED INTEREST OPTION. We are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter, you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option until further notice. If we decide to change our limitations on transfers out of the guaranteed interest option, we will provide you with notice of at least 30 days.

See the "How to make transfers" section below on how you can request a transfer. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern Time) take effect the next business day.

Please note that the ability to make unrestricted transfers from the guaranteed interest option does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit, if available under your policy. Finally, there may be a charge for making this transfer. Please see "Risk/benefit summary: Charges and expenses you will pay" earlier in this prospectus for more information about charges for this transfer.

DISRUPTIVE TRANSFER ACTIVITY. We reserve the right to limit access to the services described below if we determine that you are engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "More information about other matters").

HOW TO MAKE TRANSFERS

INTERNET TRANSFERS. Generally, you can make transfers over the Internet if you are the owner of the policy. You may do this by visiting our axa.com or us.axa.com (for those outside the U.S.) websites and registering for online account access. This service may not always be available. The restrictions relating to online transfers are described below.

ONLINE TRANSFERS. You can make online transfers by following one of two procedures:

..   For individually owned policies for which you are the owner, by logging onto our website, described under "By Internet" in "How to reach us" earlier in this prospectus; or

..   For corporation and trust owned policies, we require a special authorization form to obtain access. The form is available on our website www.axa.us.com or us.axa.com for those outside the U.S., or by contacting our Administrative Office.

For more information, see "Telephone and Internet requests" later in this prospectus. We allow only one request for transfers each day (although that request can cover multiple transfers). If you are unable to reach us via our website, you should send a written transfer request to our Administrative Office.

TRANSFERS THROUGH OUR ADMINISTRATIVE OFFICE. You may submit a written request for a transfer to our Administrative Office. We require a written request for jointly owned policies.

OUR AUTOMATIC TRANSFER SERVICE

We offer an automatic transfer service. This service allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low, and fewer units if the unit's value is high. Therefore, you may achieve a lower average cost per unit over the long term.

--------------------------------------------------------------------------------
USING THE AUTOMATIC TRANSFER SERVICE DOES NOT GUARANTEE THAT YOU WILL EARN A PROFIT OR BE PROTECTED AGAINST LOSSES.
--------------------------------------------------------------------------------

Our automatic transfer service (also referred to as our "dollar cost averaging service") enables you to make automatic monthly transfers from the EQ/Money Market option to our other variable investment options. You may elect the automatic transfer service with your policy application or at any later time (provided you are not using the asset rebalancing service described below). At least $5,000 must be allocated to the EQ/Money Market option to begin using the automatic transfer service. You can choose up to eight other variable investment options to receive the automatic transfers, but each transfer to each option must be at least $50.

This service terminates when the EQ/Money Market option is depleted. You can also cancel the automatic transfer service at any time by sending a written request to our Administrative Office. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service.

We will not deduct a transfer charge for any transfer made in connection with our automatic transfer service.

OUR ASSET REBALANCING SERVICE

You may wish us to periodically redistribute the amounts you have in our variable investment options so that the relative amount of your

             TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for all available variable investment options up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service (discussed above).

You may request the asset rebalancing service in your policy application or at any later time by completing our enrollment form. At any time, you may also terminate the rebalancing program or make changes to your allocations under the program. Once enrolled in the rebalancing service, it will remain in effect until you instruct us in writing to terminate the service. Requesting an investment option transfer while enrolled in our asset rebalancing service will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your rebalancing service. Changes to your allocation instructions for the rebalancing service (or termination of your enrollment in the service) must be in writing and sent to our Administrative Office.

We will not deduct a transfer charge for any transfer made in connection with our asset rebalancing service. The guaranteed interest option is not an available investment option with the asset rebalancing service.

             TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS

7. Accessing your money

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BORROWING FROM YOUR POLICY

You may borrow up to 90% of the difference between your policy's account value and any surrender charges that are in effect under your policy. (In your policy, this "difference" is referred to as your Cash Surrender Value.) However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a terminal illness living benefits payment, as well as by any other loans (and accrued loan interest) you have outstanding. See "Your option to receive a terminal illness living benefit" below.

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YOU CAN USE POLICY LOANS TO OBTAIN FUNDS FROM YOUR POLICY WITHOUT SURRENDER CHARGES OR, IN MOST CASES, PAYING CURRENT INCOME TAXES. HOWEVER, THE BORROWED AMOUNT IS NO LONGER CREDITED WITH THE INVESTMENT RESULTS OF ANY OF OUR INVESTMENT OPTIONS UNDER THE POLICY.
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When you take a policy loan, we remove an amount equal to the loan from one or more of your investment options and hold it as collateral for the loan's repayment. We hold this loan collateral under the same terms and conditions as apply to amounts supporting our guaranteed interest option, with several exceptions:

..   you cannot make transfers or withdrawals of the collateral;

..   we expect to credit different rates of interest to loan collateral than we credit under our guaranteed interest option; and

..   the collateral is not available to pay policy charges.

When you request your loan, you should tell us how much of the loan collateral you wish to have taken from any amounts you have in each of our investment options. If you do not give us directions (or if we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in the same proportion as we are then taking monthly deductions for charges. If that is not possible, we will take the loan from your investment options in proportion to your value in each.

LOAN INTEREST we charge. The interest we charge on a policy loan accrues daily at an adjustable interest rate. We determine the rate at the beginning of each year of your policy and that rate applies to all policy loans that are outstanding at any time during the year. The maximum rate is the greater of
(a) 4% or (b) the "Monthly Average Corporate" yield published in Moody's Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. (If that average is no longer published, we will use another average, as the policy provides.) We will notify you of the current loan interest rate when you apply for a loan and annually on the annual report, and will notify you in advance of any rate increase.

Loan interest payments are due on each policy anniversary. If not paid when due, we automatically add the interest as a new policy loan.


INTEREST THAT WE CREDIT ON LOAN COLLATERAL. Under our current rules, the annual interest rate we credit on your loan collateral during any of your policy's first fifteen years will be 1% less than the rate we are then charging you for policy loan interest, and, beginning in the policy's 16th year, equal to the loan interest rate. The elimination of the rate differential is not guaranteed, however. Accordingly, we have discretion to increase the rate differential for any period, including under policies that are already in force (and may have outstanding loans). We do guarantee that the annual rate of interest credited on your loan collateral will never be less than 3% and that the differential will not exceed 2% (except if tax law changes increase the taxes we pay on policy loans or loan interest).


We credit interest on your loan collateral daily. On each anniversary of your policy (or when your policy loans are fully repaid) we transfer that interest to your policy's investment options in the same proportions as if it were a premium payment.

EFFECTS OF POLICY LOANS. A loan can reduce the length of time that your insurance remains in force, because the amount we set aside as loan collateral cannot be used to pay charges as they become due. A loan can also cause any paid up death benefit guarantee to terminate or may cause any other guarantee against lapse to become unavailable. We will deduct any outstanding policy loan plus accrued loan interest from your policy's proceeds if you do not pay it back. Even if a loan is not taxable when made, it may later become taxable, for example, upon termination or surrender. See "Tax information" below for a discussion of the tax consequences of policy loans.

PAYING OFF YOUR LOAN. You can repay all or part of your loan at any time. We normally assume that payments you send us are premium payments. Therefore, you must submit instructions with your payment indicating that it is a loan repayment. If you send us more than all of the loan principal and interest you owe, we will treat the excess as a premium payment.

When you send us a loan repayment, we will transfer an amount equal to such repayment from your loan collateral back to the investment options under your policy. First we will restore any amounts that, before being designated as loan collateral, had been in the guaranteed interest option under your policy. We will allocate any additional repayments among the investment options as you instruct; or, if you don't instruct us, in the same proportion as if they were premium payments.

MAKING WITHDRAWALS FROM YOUR POLICY

You may make a partial withdrawal of your net cash surrender value (defined below) at any time after the first year of your policy and before the policy anniversary nearest to the insured's 100th birthday. The request must be for at least $500, however, and we have discretion to decline any request. If you do not tell us from which investment options you wish us to take the withdrawal, we will use the same allocation that then applies for the monthly deductions we make for charges; and, if that is not possible, we will take the withdrawal from all of your investment options in proportion to your value in each.

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YOU CAN WITHDRAW ALL OR PART OF YOUR POLICY'S NET CASH SURRENDER VALUE,
ALTHOUGH YOU MAY INCUR TAX CONSEQUENCES BY DOING SO.
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                             ACCESSING YOUR MONEY

EFFECT OF PARTIAL WITHDRAWALS ON INSURANCE COVERAGE. If the Option A death benefit is in effect, a partial withdrawal results in a dollar-for-dollar automatic reduction in the policy's face amount (and, hence, an equal reduction in the Option A death benefit). If the paid up death benefit guarantee is in effect, a partial withdrawal will generally reduce the face amount by more than the amount of the withdrawal. Face amount reductions that occur automatically as a result of withdrawals, however, do not result in our deducting any portion of any then remaining surrender charge. We will not permit a partial withdrawal that would reduce the face amount below our minimum for new policy issuances at the time, or that would cause the policy to no longer be treated as life insurance for federal income tax purposes.

If death benefit Option B is in effect, a partial withdrawal reduces the death benefit on a dollar for dollar basis, but does not affect the face amount.

The result is different, however, during any time when the alternative death benefit (discussed later in this prospectus) would be higher than the Option A or B death benefit you have selected. In that case, a partial withdrawal will cause the death benefit to decrease by more than the amount of the withdrawal, even if the paid up death benefit guarantee is not then in effect. A partial withdrawal reduces the amount of your premium payments that counts toward maintaining our other guarantees against termination, as well. A partial withdrawal may increase the chance that your policy could lapse because of insufficient value to pay policy charges as they fall due or because it could result in a no-lapse guarantee not being in effect.

You should refer to "Tax information" below, for information about possible tax consequences of partial withdrawals and any associated reduction in policy benefits.

SURRENDERING YOUR POLICY FOR ITS NET CASH SURRENDER VALUE

Upon written request satisfactory to us, you can surrender (give us back) your policy for its "net cash surrender value" at any time. The net cash surrender value equals your account value, minus any outstanding loans and unpaid loan interest, minus any amount of your account value that is "restricted" as a result of previously distributed "living benefits," and minus any surrender charge that then remains applicable. The surrender charge is described in "Charges and expenses you will pay" earlier in this prospectus.

Please refer to "Tax information" below for the possible tax consequences of surrendering your policy.

YOUR OPTION TO RECEIVE A TERMINAL ILLNESS LIVING BENEFIT

Subject to our insurance underwriting guidelines and availability in your state, your policy will automatically include our living benefits rider. This feature enables you to receive a portion (generally the lesser of 75% or $500,000) of the policy's death benefit (excluding death benefits payable under certain other policy riders), if the insured person has a terminal illness (as defined in the rider). The maximum aggregate amount of payments that will be paid under this Living Benefits Rider for all policies issued by AXA Equitable or an affiliate company on the life of the same insured person is $500,000. We make no additional charge for the rider, but we will deduct a one-time administrative charge of up to $250 from any living benefit we pay.

If you tell us that you do not wish to have the living benefits rider added at issue, but you later ask to add it, there will be a $100 administrative charge. Also, we will need to evaluate the insurance risk at that time, and we may decline to issue the rider.

If you receive a living benefit, the remaining benefits under your policy will be affected. We will deduct the amount of any living benefit we have paid, plus interest (as specified in the rider), from the death benefit proceeds that become payable under the policy if and when the insured person dies. (In your policy we refer to this as a "lien" we establish against your policy.)

When we pay a living benefit, we automatically transfer a pro rata portion of your policy's net cash surrender value to the policy's guaranteed interest option. This amount, together with the interest we charge thereon, will be "restricted"-- that is, it will not be available for any loans, transfers or partial withdrawals that you may wish to make. In addition, it may not be used to satisfy the charges we deduct from your policy's value. We also will deduct these restricted amounts from any subsequent surrender proceeds that we pay.

The receipt of a living benefits payment may qualify for exclusion from income tax. See "Tax information" below. Receipt of a living benefits payment may affect your eligibility for certain government benefits or entitlements.

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YOU CAN ARRANGE TO RECEIVE A "LIVING BENEFIT" IF THE INSURED PERSON BECOMES TERMINALLY ILL.
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                             ACCESSING YOUR MONEY

8. Tax information

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This discussion is based on current federal income tax law and interpretations. It assumes that the policy owner is a natural person who is a U.S. citizen and resident and has an insurable interest in the insured. The tax effects on corporate taxpayers, non-U.S. residents or non-U.S. citizens may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax advisor.

BASIC INCOME TAX TREATMENT FOR YOU AND YOUR BENEFICIARY

An Incentive Life(R) '02 policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under
Section 7702 of the Internal Revenue Code (the "Code") and (b) as long as the investments made by the underlying Portfolios satisfy certain investment diversification requirements under Section 817(h) of the Code. The following discussion assumes that the policies meet these requirements and, therefore, that generally:


..   the death benefit received by the beneficiary under your policy will not be subject to federal income tax; and


..   increases in your policy's account value as a result of interest or investment experience will not be subject to federal income tax, unless and until there is a distribution from your policy, such as a surrender, a partial withdrawal, loan or a payment to you.

The IRS, however, could disagree with our position such that certain tax consequences could be other than as described. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions in order to do so. There may also be different tax consequences if you assign your policy, transfer an interest therein or designate a new owner. See "Assigning your policy" later in this prospectus. See also special rules below for "Business and employer owned policies," and for the discussion of insurable interest under "Other information."

TAX TREATMENT OF DISTRIBUTIONS TO YOU (LOANS, PARTIAL WITHDRAWALS, AND FULL SURRENDER)

The federal income tax consequences of a distribution from your policy depend on whether your policy is a "modified endowment contract" (sometimes also referred to as a "MEC"). In all cases, however, the character of any income described below as being taxable to the recipient will be ordinary income (as opposed to capital gain).

TESTING FOR MODIFIED ENDOWMENT CONTRACT STATUS. Your policy will be a "modified endowment contract" if, at any time during the first seven years of your policy, you have paid a cumulative amount of premiums that exceeds the cumulative seven-pay limit. The cumulative seven-pay limit is the amount of premiums that you would have paid by that time under a similar fixed-benefit insurance policy that was designed (based on certain assumptions mandated under the Code) to provide for paid up future benefits after the payment of seven equal annual premiums. ("Paid up" means that no future premiums would be required.) This is called the "seven-pay" test.

Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the account value of the policy at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A material change for these purposes could occur as a result of a change in death benefit option, or selection of additional rider benefits or certain other changes.

If your policy's benefits are reduced during its first seven years (or within seven years after a material change), the seven-pay limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a requested decrease in face amount, the termination of additional benefits under a rider or, in some cases, a partial withdrawal.) If the premiums previously paid during its first seven years (or within seven years after a material change) are greater than the recalculated (lower) seven-pay limit, the policy will become a modified endowment contract.

A life insurance policy that you receive in exchange for a modified endowment contract will also be considered a modified endowment contract.

In addition to the above premium limits for testing for modified endowment status, federal income tax rules must be complied with in order for it to qualify as life insurance. Changes made to your policy, for example, a decrease in face amount (including any decrease that may occur as a result of a partial withdrawal), a change in death benefit option, or other decrease in benefits may impact the maximum amount of premiums that can be paid, as well as the maximum amount of account value that may be maintained under the policy. In some cases, this may cause us to take current or future action in order to assure that your policy continues to qualify as life insurance, including distribution of amounts to you that may be includible as income. See "Changes we can make" later in this prospectus.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS NOT A MODIFIED ENDOWMENT CONTRACT. As long as your policy remains in force as a non-modified endowment contract, policy loans will generally be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the loan will generally not be tax deductible, although interest credited on loan collateral may become taxable under the rules below if distributed. However, there is some uncertainty as to the federal tax treatment of policy loans with a small or no spread between the interest rate charged and the interest rate credited on the amount loaned. You should consult a qualified tax

                                TAX INFORMATION
adviser as to the federal tax treatment of such loans. Also, see below for taxation of loans upon surrender or termination of your policy.

If you make a partial withdrawal after the first 15 years of your policy, the proceeds will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your policy that were not taxable.) During the first 15 years, however, the proceeds from a partial withdrawal could be subject to federal income tax, under a complex formula, to the extent that your account value exceeds your basis.

Upon full surrender, any amount by which the proceeds we pay (including amounts we use to discharge any policy loan and unpaid loan interest) exceed your basis in the policy will be subject to federal income tax. IN ADDITION, IF A POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN-OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION AND COULD BE SUBJECT TO TAX UNDER THE FOREGOING RULES. Finally, if you make an assignment of rights or benefits under your policy, you may be deemed to have received a distribution from your policy, all or part of which may be taxable.

POLICY LOANS. Policy loans can cause taxable income upon the termination of a policy with no cash payout. In the case of a surrender, the loan amount is taken into account in determining any taxable amount and such income can also exceed the payment received. These events can occur from potential situations which include: (1) amount of outstanding policy debt (loans taken plus unpaid interest amounts added to the outstanding loan) at or near the maximum loan value; (2) unfavorable investment results affecting your policy account value;
(3) increasing monthly policy charges due to increasing attained ages of the insured; (4) high or increasing amount of insurance risk, depending on death benefit option and changing account value; and (5) increasing policy loan rates if an adjustable policy loan rate is in effect.

Ideally a policy loan will be paid from income tax free death benefit proceeds if your policy is kept in force until the death of the insured. To avoid policy terminations that may give rise to significant income tax liability, you may need to make substantial premium payments or loan repayments to keep your policy in force.

You can reduce the likelihood that these situations will occur by considering these risks before taking a policy loan. If you take a policy loan, you should monitor the status of your policy with your financial representative and your tax advisor at least annually, and take appropriate preventative action. As indicated above, in the case of a policy that is a modified endowment contract ("MEC"), any loan will be treated as a distribution when made, and thus may be taxable at such time.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS A MODIFIED ENDOWMENT CONTRACT. Any distribution from your policy will be taxed on an "income-first" basis if your policy is a modified endowment contract. Distributions for this purpose include a loan (including any increase in the loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan) or withdrawal. Any such distributions will be considered taxable income to you to the extent your account value exceeds your basis in the policy. (For modified endowment contracts, your basis is similar to the basis described above for other policies, except that it also would be increased by the amount of any prior loan under your policy that was considered taxable income to you.)

For purposes of determining the taxable portion of any distribution, all modified endowment contracts issued by AXA Equitable (or its affiliates) to the same owner (excluding certain qualified plans) during any calendar year are treated as if they were a single contract.

A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply to (i) taxpayers whose actual age is at least 59 1/2,
(ii) distributions in the case of a disability (as defined in the Code) or
(iii) distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. The exceptions generally do not apply to life insurance policies owned by corporations or other entities.

IF YOUR POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION (to the extent the loan was not previously treated as such) and could be subject to tax, including the 10% penalty tax, as described above. In addition, upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any loan) over your basis in the policy, will be subject to federal income tax and, unless an exception applies, the 10% penalty tax.

Distributions that occur during a year of your policy in which it becomes a modified endowment contract, and during any subsequent years, will be taxed as described in the four preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract. So, for example, if a policy has been collaterally assigned as security for a loan and the policy subsequently becomes a MEC there could be a taxable deemed distribution even though the policy owner has not received any payment from us.

POLICY CHANGES. Changes made to a life insurance policy, for example, a decrease in benefits, a death benefit option change, or the termination or restoration of a terminated policy, may have other effects on your policy, including impacting the maximum amount of premiums that can be paid under the policy. In some cases, this may cause us to take action in order to assure your policy continues to qualify as life insurance, including distribution of amounts that may be includable as income. This action may be required under the tax law even though the policy may not be sufficiently funded to keep it in force for a desired duration. In some cases, premium payments for a policy year could be limited to the amount needed to keep the policy in force until the end of the policy year. You should carefully go over the implications of any policy changes with your advisor before making a change.

RESTORATION OF A TERMINATED POLICY. For tax purposes, some restorations of a policy that terminated after a grace period may be treated as the purchase of a new policy. Since tax laws and regulations and their application may have changed by such time, there can be no assurance that we can reinstate the policy to qualify as life insurance under future tax rules.

                                TAX INFORMATION

TAX TREATMENT OF LIVING BENEFITS PROCEEDS

Amounts received under an insurance policy on the life of an individual who is terminally ill, as defined by the tax law, are generally excludable from the payee's gross income as an accelerated death benefit. We believe that the benefits provided under our living benefits rider meet the tax law's definition of terminally ill and can qualify for this income tax exclusion. This exclusion does not apply to amounts paid to someone other than the insured person, however, if the payee has an insurable interest in the insured person's life only because the insured person is a director, officer or employee of the payee or by reason of the insured person being financially interested in any trade or business carried on by the payee.

BUSINESS AND EMPLOYER OWNED POLICIES

Any employer owned life insurance arrangement on an employee or director as well as any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to the rules discussed below. Also, careful consideration should be given to any other rules that may apply, including other possible pending or recently enacted legislative proposals.

REQUIREMENTS FOR INCOME TAX FREE DEATH BENEFITS. Federal tax law imposes additional requirements for employer owned life insurance policies. The provisions can have broad application for contract owners engaged in a trade or business, or certain related persons. These requirements include detailed notice and consent rules, annual tax reporting and recordkeeping requirements on the employer and limitations on those employees (including directors) who can be insured under the life insurance policy. Failure to satisfy applicable requirements will result in death benefits in excess of premiums paid by the owner being includible in the owner's income upon the death of the insured employee. Notice and consent requirements must be satisfied before the issuance of the life insurance policy or a material change to an existing life insurance policy otherwise, benefits may lose their tax favored treatment.

The rules generally apply to life insurance policies issued after August 17, 2006. Note, however, that material increases in the death benefit or other material changes will generally cause an existing policy to be treated as a new policy and thus subject to the new requirements. The term "material" has not yet been fully defined but is expected to not include automatic increases in death benefits in order to maintain compliance with the life insurance policy tax qualification rules under the Code. An exception for certain tax-free exchanges of life insurance policies pursuant to Section 1035 of the Code may be available but is not clearly defined.

LIMITATIONS ON INTEREST DEDUCTIBILITY FOR BUSINESS OWNED LIFE
INSURANCE. Ownership of a policy by a trade or business can limit the amount of any interest on business borrowings that the entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, the insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences. Proposals, if enacted, could narrow the exception unless the policy is grandfathered.

The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called "split-dollar" arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material change in a policy will be treated as the issuance of a new policy.

In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy's average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity's other assets. The above limitation is in addition to rules limiting interest deductions on policy loans against business-owned life insurance. Special rules apply to insurance company owners of policies which may be more restrictive.



USES OF POLICY WHICH MAY BE SCRUTINIZED. The IRS may view certain uses of life insurance policies as a tax shelter or as an abusive transaction. Please consult your tax advisor for the most up-to-date information as to IRS "Recognized Abusive and Listed Transactions" and how they may affect your policy.

REQUIREMENT THAT WE DIVERSIFY INVESTMENTS

Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Failure to comply with these regulations would disqualify your policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on any income and gains under the policy and the death benefit proceeds would lose their income tax-free status. These consequences would continue for the period of the disqualification and for subsequent periods. Through the Portfolios, we intend to comply with the applicable diversification requirements, though no assurances can be given in this regard.

ESTATE, GIFT, AND GENERATION-SKIPPING TAXES

If the policy's owner is the insured person, the death benefit will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, and the owner dies before the insured person, the value of the policy would be includable in the owner's estate. If the owner is neither the insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.


In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person's taxable estate, total at least $10 million (this statutory amount is to be indexed for inflation after 2010). A portability rule generally permits a surviving spouse to elect to carry over the unused portion of the deceased spouse's exclusion amount.

Certain amounts may be deductible or excludable, such as gifts and bequests to a person's spouse or charitable institutions, as well as for certain gifts per recipient per year ($15,000 for 2018, indexed for inflation).

                                TAX INFORMATION

As a general rule, if you make a "transfer" to a person two or more generations younger than you, a generation-skipping tax may be payable. Generation-skipping transactions would include, for example, a case where a grandparent "skips" his or her children and names his or her grandchildren as a policy's beneficiaries. In that case, the generation-skipping "transfer" would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax rates are similar to the maximum estate tax rates in effect at the time. Individuals are generally allowed an aggregate generation-skipping tax exemption of the same amount discussed above for estate and gift taxes, but without portability.


The particular situation of each policy owner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

If this policy is used with estate and gift tax planning in mind, you should consult with your tax advisor as to the most up-to-date information as to federal estate, gift and generation skipping tax rules.

PENSION AND PROFIT-SHARING PLANS

There are special limits on the amount of insurance that may be purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) or 403 of the Code. In addition, the federal income tax consequences will be different from those described in this prospectus. These rules are complex, and you should consult a qualified tax advisor.

SPLIT-DOLLAR AND OTHER EMPLOYEE BENEFIT PROGRAMS

Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. Employees may have imputed income for the value of any economic benefit provided by the employer. There may be other tax implications, as well. It is possible that certain split-dollar arrangements may be considered to be a form of deferred compensation under Section 409A of the Code, which broadens the definition of deferred compensation plans, and subjects such plans to new requirements. Further, certain split-dollar arrangements may come within the rules for business- and employer-owned policies. Among other issues, policy owners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.

If this policy is being or was purchased pursuant to a split-dollar arrangement, you should also consult your tax advisor for advice concerning the effect of the following guidance. In 2002 the IRS issued Notice 2002-8 concerning the taxation of split-dollar life insurance arrangements as well as regulations in both 2002 and 2003. They provide for taxation under one of two mutually exclusive regimes depending upon the structure of the arrangement. These are a loan regime and an economic benefit regime. Transition and grandfathering rules, among other items, should be carefully reviewed when considering such arrangements. A material modification to an existing arrangement may result in a change in tax treatment. In addition, public corporations (generally publicly-traded or publicly-reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors. At least some split-dollar arrangements could be deemed to involve loans within the purview of that section.

ERISA

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974. There may also be other implications. You should consult a qualified legal advisor.

3.8% TAX ON NET INVESTMENT INCOME OR "NII"

The 3.8% Medicare tax on certain unearned income of taxpayers whose adjusted incomes exceed certain thresholds applies to all or part of a taxpayer's NII. As currently interpreted under IRS guidelines, NII includes the taxable portion of an annuitized payment from a life insurance contract. It has not been defined to include taxable amounts from partial withdrawals, surrenders or lapses of life insurance policies subject to loans. You should consult your tax advisor as to the applicability of this tax to you.

OUR TAXES

The operations of our separate accounts are reported in our federal income tax return. Separate account investment income and capital gains, however, are, for tax purposes, reflected in our variable life insurance policy reserves. Currently we pay no taxes on such income and gains and impose no charge for such taxes. We reserve the right to impose a charge in the future for taxes incurred by us that are allocable to the policies.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.


TAX WITHHOLDING AND INFORMATION REPORTING

STATUS FOR INCOME TAX PURPOSES; FATCA. In order for us to comply with income tax withholding and information reporting rules which may apply to life insurance policies, we request documentation of "status" for tax purposes. "Status" for tax purposes generally means whether a person is a "U S. person" or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If we do not have appropriate certification or documentation of a person's status for tax purposes on file, it could affect the rate at which we are required to withhold income tax, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to life insurance policy ownership. For example, under the Foreign Account Tax Compliance Act ("FATCA"), which applies to certain U.S.-source payments, and similar or related withholding and information

                                TAX INFORMATION
reporting rules, we may be required to report policy values and other information for certain policyholders. For this reason, we and our affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

TAX WITHHOLDING. Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you and may not always follow federal rules.


Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U.S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction. For Puerto Rico and other jurisdictions, income is considered U.S.-source income. We anticipate requiring owners or beneficiaries in Puerto Rico which are not individuals to document their status to avoid 30% FATCA withholding from U.S.-source income.



POSSIBILITY OF FUTURE TAX CHANGES AND OTHER TAX INFORMATION


The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies or increase the taxes we pay in connection with such policies. This could include special rules for tax-exempt entities as well as for corporate or business use of policies. In addition to legislation enacted in December 2017, Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a life insurance policy. Legislative proposals could make sweeping changes to many long-standing tax rules, including certain tax benefits currently available to newly purchased cash value life insurance policies. Proposals have been considered to eliminate some or all taxable expenditures or tax preferences together with some lowering of tax rates. We cannot predict what, if any, legislation will actually be proposed or enacted or what type of grandfathering will be allowed for existing life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new or clarifying interpretations of existing law. Some areas of possible future guidance include new rules for testing for policies issued on a special risk class basis. As a result, there are areas of some uncertainty even under current laws, such that future tax consequences of a policy could be other than as described herein.


State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change or change in interpretation. Any changes in federal, state, local or foreign tax law or interpretations could have a retroactive effect both on our taxes and on the way your policy is taxed or the tax benefit of life insurance policies.

2009 OR LATER INCREASES IN BENEFITS OR COVERAGE, ADDITION OF RIDERS, OR CERTAIN OTHER POLICY CHANGES

In addition to the other tax effects that an increase or decrease in benefits under your policy may have as discussed earlier in this Tax information section, IRS Notice 2004-61 as modified by Notice 2006-95 provides special guidance concerning the mortality charge assumptions permitted for federal income tax testing purposes for certain changes made in 2009 or later to policies issued prior to 2009 based on 1980 Commissioners Standard Ordinary
(CSO) Mortality Tables.

The Notice provides a safe harbor which would not require certain 2009 or later changes to cause tax testing to become subject to the new 2001 CSO based tables. This safe harbor covers certain changes that are pursuant to the terms of the policy, including the addition or removal of a rider and an increase or decrease in the death benefit. Certain other transactions, such as a substitution of insured or ratings change, are not addressed. If we determine that a transaction would cause your policy to lose its ability to be tax tested under the 1980 CSO mortality tables under which your policy operates, we intend to refuse such 2009 or later transactions which might otherwise have been available under your policy, subject to our rules then in effect. We would take such action to help assure that your policy can continue to qualify as life insurance for federal tax testing under the 1980 CSO based tables. Unless or until we receive further guidance, certain ratings changes and a request for a substitution of the insured will not be permitted. There can be no assurance as to whether such guidance will be provided or what any such guidance may provide.

OTHER INFORMATION

There are a number of tax benefits associated with variable life insurance policies. For tax benefits to be available, the policy owner must have an insurable interest in the life of the insured under applicable state laws. Requirements may vary by state. A failure can, among other consequences, cause the policy owner to lose anticipated favorable federal tax treatment generally afforded life insurance.

For tax benefits to continue, the policy must continue to qualify as life insurance. We reserve the right to restrict transactions that we determine would cause your policy to fail to qualify as life insurance under federal tax law. In addition to other requirements, federal tax law requires that the insurer, and not the policy owner, have control of the underlying investment assets for the policy to qualify as life insurance.

You may make transfers among Portfolios of the Separate Account, but you may not direct the investments each Portfolio makes. If the IRS were to conclude that you, as the investor, have control over these investments, then the policy would no longer qualify as life insurance. You would be treated as the owner of separate account assets and be currently taxed on any income or gain the assets generate.

The IRS has provided some guidance on investor control, but many issues remain unclear. One such issue is whether a policy owner can have too much investor control if the variable life policy offers a large number of investment options in which to invest account values and/or

                                TAX INFORMATION
the ability to make frequent transfers available under the policy. We do not know if the IRS will provide any further guidance on the issue. If guidance is provided, we do not know if it would apply retroactively to policies already in force.

We believe that our variable life policies do not give policy owners investment control over the investments underlying the various investment options; however, the IRS could disagree with our position. The IRS could seek to treat policy owners with a large number of investment options and/or the ability to freely transfer among investment options as the owners of the underlying Portfolio's shares. Accordingly, we reserve the right to modify your policy as necessary to attempt to prevent you from being considered the owner of your policy's proportionate share of the assets of the Separate Account.

                                TAX INFORMATION

9. More information about policy features and benefits

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ALTERNATIVE HIGHER DEATH BENEFIT IN CERTAIN CASES

The basic Option A and Option B death benefits are described under "About your life insurance benefit" in "Risk/benefit summary: Policy features, benefits and risks" earlier in this prospectus.

We will automatically pay an alternative death benefit if it is HIGHER than the basic Option A or Option B death benefit you have selected. This alternative death benefit is computed by multiplying your policy's account value on the insured person's date of death by a percentage specified in your policy. The percentage depends on the insured person's age. Representative percentages are as follows:

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IF THE ACCOUNT VALUE IN YOUR POLICY IS HIGH ENOUGH, RELATIVE TO THE FACE
AMOUNT, THE LIFE INSURANCE BENEFIT WILL AUTOMATICALLY BE GREATER THAN THE
OPTION A OR OPTION B DEATH BENEFIT YOU HAVE SELECTED.
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                           AGE:*                             40 AND UNDER 45    50          55   60   65
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   %:                                                            250%     215%     185%     150% 130% 120%
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 AGE:                                                              70     75-95 99 AND OVER
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   %:                                                            115%     105%     101%
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*  For the then-current policy year.

This higher alternative death benefit exposes us to greater insurance risk than the regular Option A and B death benefits. Because the cost of insurance charges we make under your policy are based in part on the amount of our risk, you will pay more cost of insurance charges for any periods during which the higher alternative death benefit is the operative one.

The alternative higher death benefit is a component of the Option A and Option B death benefits that will be paid (if higher) in order for the Incentive Life(R) '02 policy to satisfy the definition of "life insurance contract" under
Section 7702 of the Code. In general, for a policy to be treated as a life insurance contract under the Code, it must pass one of two tests, the cash value accumulation test or the guideline premium/cash value corridor test. Only the guideline premium/cash value corridor test applies to the Incentive Life(R) '02 policy. Under the guideline premium requirement, the sum of the premiums paid under the policy may not at any time exceed the greater of the guideline single premium or the sum of the guideline level premiums, for the benefits promised under the policy. Under the cash value corridor requirement, the death benefit at any time must be equal to or greater than the applicable percentage of policy account value specified in Section 7702(c) of the Code. We apply these principles to both Option A and Option B death benefits.

The operative period for the higher alternative death benefit is determined in connection with the requirements of the Code. The calculation of the death benefit is built into the monthly calculation of the cost of insurance charge, which is based on the net amount at risk. The need for the higher alternative death benefit is assessed on each monthly anniversary date, and on the death of the insured. Each policy owner receives an annual statement showing various policy values. The annual statement shows the death benefit amount as of the policy anniversary, and that amount would reflect the alternative higher death benefit amount, if applicable at that time. This annual statement also reflects the monthly cost of insurance charge for the policy year, reflecting a higher net amount at risk in those months when the higher alternative death benefit is in effect.

OTHER ADJUSTMENTS TO DEATH BENEFIT. We will increase the death benefit proceeds by the amount of any other benefits we owe upon the insured person's death under any optional riders which are in effect.

We will reduce the death benefit proceeds by the amount of any outstanding policy loans and unpaid loan interest, as well as any amount of monthly charges under the policy that remain unpaid because the insured person died during a grace period. We also reduce the death benefit if we have already paid part of it under a living benefits rider. We reduce it by the amount of the living benefits payment plus interest. See "Your option to receive a terminal illness living benefit" earlier in this prospectus.

GUARANTEE PREMIUM TEST FOR NO-LAPSE GUARANTEES

We offer two guarantees against policy lapse that depend on your having paid specified amounts of premiums. We refer to these two guarantees as our "no-lapse guarantee" and our "extended no-lapse guarantee," and you can read more about them in "You can guarantee that your policy will not terminate before a certain date" in "Risk/ benefit summary: Policy features, benefits and risks," earlier in this prospectus.

GUARANTEE PREMIUM TEST. If your policy's net account value is not sufficient to pay a monthly deduction that has become due, we check to see if the cumulative amount of premiums that you have paid to date at least equals the cumulative guarantee premiums due to date for either the no-lapse guarantee or extended no-lapse guarantee that are then available under your policy. If it does, your policy will not lapse, provided that you have no policy loans outstanding and provided that the period of the corresponding guarantee has not expired.

When we calculate the cumulative amount of guarantee premiums for the no-lapse or extended no-lapse guarantees, we compound each amount at a 4% annual interest rate from the due date through the date of the calculation. (This interest rate is only for purposes of determining whether you have satisfied the guarantee test for an available duration. It does not bear any relation to the returns you will actually earn or any loan interest you will actually pay.) We use the same calculation for determining the cumulative amount of premiums paid, beginning with the date each premium is received. The amount of premiums you must pay to maintain a guarantee against termination will be increased by the cumulative amount of any partial withdrawals you have taken from your policy (calculated by the same method, beginning with the date of withdrawal).

GUARANTEE PREMIUMS. The amount of the guarantee premiums for each of the no-lapse or extended no-lapse guarantees is set forth in your policy on a monthly basis if that guarantee is available to you.

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

The guarantee premiums are actuarially determined at policy issuance and depend on the age and other insurance risk characteristics of the insured person, as well as the amount of the coverage and additional features you select. The guarantee premiums may change if, for example, the face amount of the policy changes, or a rider is added or eliminated, or if there is a change in the insured person's risk characteristics. We will send you a new policy page showing any change in your guarantee premiums. Any change will be prospective only, and no change will extend a guarantee period beyond its original number of years.

CUSTOMER LOYALTY CREDIT

Effective as of your policy monthly anniversary in May 2012, we provide a monthly Customer Loyalty Credit at an annual rate of 0.10% on a current (non-guaranteed) basis. The credit will be calculated at the beginning of each policy month as a percentage of the amount of the policy account that is then allocated to the variable investment options (not including any value we are holding as collateral for any policy loans).

PAID UP DEATH BENEFIT GUARANTEE

Subject to our approval, you may elect the "paid up" death benefit guarantee at any time after the fourth year. This benefit provides an opportunity to lock in all or a portion of your policy's death benefit without making additional premium payments. Also, this benefit may be attractive to you if you are concerned about the impact of poor future investment performance or increases in policy charges on your policy's death benefit and potential policy lapse. You may elect this benefit provided:

..   you have death benefit "Option A" in effect (see "About your life insurance benefit" in "Risk/benefit summary: Policy features, benefits and risks," earlier in this prospectus);

..   you terminate any additional benefit riders to your policy;

..   the election must not cause the policy to lose its qualification as life insurance under the Internal Revenue Code or require a distribution from the policy to avoid such disqualification; and

..   the election must not reduce the face amount (see below) to less than the minimum face amount for which we would then issue a policy.

The paid up death benefit guarantee applies only to your base policy's face amount, and not to other coverage under any riders that (as noted above) must be terminated when the guarantee is elected. As explained below, electing the paid up death benefit guarantee may reduce your policy's face amount, which in turn may result in the deduction of a surrender charge. You can request a personalized illustration that will show you how your policy face amount could be reduced and values could be affected by electing the paid up death benefit guarantee.

POSSIBLE REDUCTION OF FACE AMOUNT. The face amount of your policy after this guarantee is elected is the lesser of (a) the face amount immediately before the election or (b) the policy account value divided by a factor based on the then age of the insured person. The factors are set forth in your policy. As a general matter, the factors change as the insured person ages so that, if your account value stayed the same, the result of the calculation under clause
(b) above would be lower the longer your policy is in force.

If electing the paid up death benefit guarantee causes a reduction in face amount, we will deduct the same portion of any remaining surrender charge as we would have deducted if you had requested that decrease directly (rather than electing the paid up death benefit guarantee). (See "Risk/benefit summary:
Charges and expenses you will pay" earlier in this prospectus.)

OTHER EFFECTS OF THIS GUARANTEE. You generally may continue to pay premiums after you have elected the paid up death benefit guarantee (subject to the same limits as before), but premium payments are not required. If the election causes your face amount to decrease, however, the amount of additional premiums you are permitted to pay, if any, may be reduced. You may continue to make transfers, but you may not change the death benefit option or add riders that have their own charges while the paid up death benefit guarantee is in effect.

Partial withdrawals while the paid up death benefit guarantee is in effect will generally be subject to the same terms and conditions as any other partial withdrawal (see "Making withdrawals from your policy" earlier in this prospectus), except that:

..   We may decline your request for a partial withdrawal (or any other policy change) under the circumstances described in the paid up death benefit guarantee policy endorsement. If this occurs, you may wish to consider asking us to terminate the paid up death benefit guarantee.

..   Partial withdrawals (and any distributions we may be required to make for tax purposes) will generally reduce your policy's face amount by more than the amount of the withdrawal.

The election of the paid up death benefit guarantee may cause your policy to become a modified endowment contract under certain circumstances. See "Tax treatment of distributions to you" under "Tax information," earlier in this prospectus. You should consult your tax advisor before making this election.

OTHER BENEFITS YOU CAN ADD BY RIDER

You may be eligible for the following other optional benefits made available by rider:

..   disability deduction waiver -- This rider waives the monthly charges from the policy account value if the insured is totally disabled, as defined in the rider, for at least six consecutive months and the disability began prior to the policy anniversary nearest the insured's 60th birthday. If total disability begins on or after this date, the monthly charges are waived to the earlier of the policy anniversary nearest the insured's age 65 or the termination of disability. Issue ages are 0 - 59. However, coverage is not provided until the insured's fifth birthday. The maximum amount of coverage is $3,000,000 for all AXA Equitable and affiliates' policies in-force and applied for.

..   disability premium waiver -- This rider pays the specified premium or waives the monthly charges from the policy account value, if that amount is greater and if the insured is totally disabled, as defined in the rider, for at least six consecutive months and the disability began prior to the policy anniversary nearest the insured's 60th birthday. If total disability begins on or after this date, the specified premium is paid (or the monthly charges, if greater, are waived) to the earlier of the policy anniversary nearest the

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS insured's age 65 or the termination of disability. Issue ages are 0 - 59. However, coverage is not provided until the insured's fifth birthday. The maximum amount of coverage is $3,000,000 for all AXA Equitable and affiliates' policies in-force and applied for.

..   option to purchase additional insurance -- This rider allows the policy owner to purchase a new policy for the amount of the option, on specific dates, without evidence of insurability. The minimum option amount is $25,000 and the maximum amount is $100,000. Issue ages are 0 - 37.

..   children's term insurance -- This rider provides term insurance on the life of the insured's children, stepchildren and legally adopted children who are between the ages of 15 days to 18 years. The insured under the base policy must be between the issue ages of 17 and 55.

We add the following benefits automatically at no charge to each eligible policy:

..   substitution of insured person rider -- (see "You can change your policy's insured person" under "More information about procedures that apply to your policy")

..   waiver of surrender charge due to tax law change rider (for certain future federal estate tax repeal situations) -- This endorsement waives the surrender charges otherwise applicable upon surrender or reduction in the face amount any time there is no Federal Estate Tax in effect, beginning in 2011. (This benefit is not available for policies issued on or after February 1, 2006.)

..   living benefits rider -- (see "Your option to receive a terminal illness living benefit" under "Accessing your money")

..   accounting benefit endorsement (see below)

..   paid up death benefit guarantee -- (see "Paid up death benefit guarantee"
    earlier in this section)

AXA Equitable or your financial professional can provide you with more information about these riders. Some of these benefits may be selected only at the time your policy is issued. Some benefits are not available in combination with others or may not be available in your state. The riders provide additional terms, conditions and limitations, and we will furnish samples of them to you on request. We can add, delete, or modify the riders we are making available, at any time before they become effective as part of your policy.

See also "Tax information" earlier in this prospectus for certain possible tax consequences and limitations of adding or deleting riders or changing the death benefits under a rider.

ACCOUNTING BENEFIT ENDORSEMENT

Subject to the conditions discussed below, AXA Equitable offered an endorsement to your policy (the "Endorsement") that refunded or waived all or a portion of certain policy charges if the policy is surrendered for its net cash surrender value within a limited time period.

Under our current rules, the Endorsement was offered where the following conditions were met:

..   policies were corporately owned, or are "split-dollar" cases that are collaterally assigned to the company;

..   the persons proposed to be insured were deemed by us to be "highly compensated" individuals;

..   the minimum initial premium under each policy was remitted to AXA Equitable by the employer; and

..   the aggregate annualized first year planned periodic premium was at least
    $150,000 if a minimum of three policies is issued, each on the life of a different insured person, and at least $500,000 if less than three policies were issued.

Eligible cases were issued with the accounting benefit endorsement unless the policy owner requested us in writing to not include the Endorsement.

The Endorsement reduces the difference between the premiums paid for the policy and the amount we will pay you if the policy is surrendered in its early years. This, in turn, is expected to reduce any charge against the employer's earnings when the employer accounts for the policy under generally accepted accounting principles (GAAP). Policy owners must rely on the advice of their own accountants, however, to determine how the purchase of a policy, as modified by the Endorsement, will affect their GAAP financial statements.

The Endorsement works by refunding all or a portion of the deductions from premiums and waiving all or a portion of the surrender charges, if the policy is surrendered in its early years. The percentage of charges refunded or waived under the Endorsement are as follows:

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SURRENDER IN POLICY  PERCENT OF PREMIUM PERCENT OF SURRENDER
       YEAR          DEDUCTION REFUNDED    CHARGES WAIVED
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        1                   100%                100%
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        2                   67%                 80%
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        3                   33%                 60%
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        4                    0%                 40%
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        5                    0%                 20%
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   6 and later               0%                  0%
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For example, if a policy subject to the Endorsement were surrendered in its second policy year, we would refund:

..   67% of the charges that had been deducted from premiums (i.e., the sales charge); and

..   80% of the amount of surrender charges that we otherwise would have imposed for the surrender.

Once the Endorsement terminates at the end of the fifth policy year, however, there will be no refund of prior deductions from premiums, and the full amount of the surrender charges otherwise payable under the policy will be assessed upon surrender. The Endorsement operates only if the policy is surrendered in full. There is no waiver of surrender charges or refund of premium deductions if the policy terminates after a grace period or if the face amount is reduced nor is there a refund of prior premium deductions for partial withdrawals. The Endorsement does not affect the amount available for borrowing or withdrawing from your policy nor does it affect the calculations to determine whether your policy will lapse or terminate. The Endorsement may affect, however, the calculations to determine whether your policy satisfies the definition of "life insurance contract" under Section 7702 of the Code. In some cases, this may result in the payment of a higher death benefit in the first three policy years where it is necessary to satisfy tax law requirements.

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

We offer products designed specifically for this marketplace. You can contact us to find out more about any other AXA Equitable insurance policy.

VARIATIONS AMONG INCENTIVE LIFE(R) '02 POLICIES

Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy.

AXA Equitable also may vary or waive the charges (including surrender charges) and other terms of Incentive Life(R) '02 where special circumstances (including certain policy exchanges) result in sales or administrative expenses or mortality risks that are different from those normally associated with Incentive Life(R) '02. We will make such variations only in accordance with uniform rules that we establish.

AXA Equitable or your financial professional can advise you about any variations that may apply to your policy.

YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS

BENEFICIARY OF DEATH BENEFIT. You designate your policy's beneficiary in your policy application. You can change the beneficiary at any other time during the insured person's life. If no beneficiary is living when the insured person dies, we will pay the death benefit proceeds in equal shares to the insured person's surviving children. If there are no surviving children, we will instead pay the insured person's estate.

PAYMENT OPTIONS FOR DEATH BENEFIT. In your policy application, or at any other time during the insured person's life, you may choose among several payment options for all or part of any death benefit proceeds that subsequently become payable. These payment options are described in the policy and may result in varying tax consequences. A payment option selected by the policy's owner cannot be changed by the beneficiary after the insured person dies. The terms and conditions of each option are set out in a separate contract that we will send to the payee when a payment option goes into effect. AXA Equitable or your financial professional can provide you with samples of such contracts on request.

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YOU CAN CHOOSE TO HAVE THE PROCEEDS FROM THE POLICY'S LIFE INSURANCE BENEFIT PAID UNDER ONE OF OUR PAYMENT OPTIONS, RATHER THAN AS A SINGLE SUM.
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If you have not elected a payment option, we will pay any death benefit in a single sum. If the beneficiary is a natural person (i.e., not an entity such as a corporation) and so elects, death benefit proceeds can be paid through the "AXA Equitable Access Account", which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. AXA Equitable will retain the funds until a draft is presented for payment. Interest on the AXA Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The AXA Equitable Access Account is part of AXA Equitable's general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The AXA Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

A beneficiary residing outside of the U.S., however, cannot elect the AXA Equitable Access Account. If the beneficiary is a trust that has two or fewer trustees, death benefit proceeds can be paid through the AXA Equitable Access Account.

If a financial professional has assisted the beneficiary in preparing the documents that are required for payment of the death benefit and the beneficiary so elects, we will send the AXA Equitable Access Account checkbook or check to the financial professional within the periods specified for death benefit payments under "When we pay policy proceeds," later in this prospectus. Our financial professionals will take reasonable steps to arrange for prompt delivery to the beneficiary.

PAYMENT OPTIONS FOR SURRENDER AND WITHDRAWAL PROCEEDS. You can also choose to receive all or part of any proceeds from a surrender or withdrawal from your policy under one of the above referenced payment options, rather than as a single sum.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

This is provided for informational purposes only. Since these policies are no longer available to new purchasers, this cancellation provision is no longer applicable.

You may cancel your policy by returning the policy along with a properly signed and completed written request for cancellation to our Administrative Office or, in some states, to the agent who sold it to you, by the 10th day after you receive it (or such longer period as required under state law). Your coverage will terminate as of the business day we receive your request at our Administrative Office (or, in some states, as of the business day the agent receives your request).

In most states, we will refund the premiums that were paid, less any outstanding loan and accrued loan interest. In other states, we will refund the policy account value calculated as of the date the policy was returned, plus any charges that were deducted from premiums that were paid and from the policy account value, less any outstanding loan and accrued loan interest.

Your policy will set forth the length of your "free look" period.

In addition to the cancellation right described above, you have the right to surrender your policy, rather than cancel it. Please see "Surrendering your policy for its net cash surrender value," earlier in this prospectus. Surrendering your policy may yield results different than canceling your policy, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the policy. Please see "Tax information," earlier in this prospectus for possible consequences of cancelling your policy.

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

10. More information about certain policy charges

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DEDUCTING POLICY CHARGES

PURPOSES OF POLICY CHARGES. The charges under the policies are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the policies. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the policies. If, as we expect, the charges that we collect from the policies exceed our total costs in connection with the policies, we will earn a profit. Otherwise, we will incur a loss. In addition to the charges described below, there are also charges at the Portfolio level, which are described in the prospectuses of the Portfolios in which the funds invest. For additional information on all policy charges, see "Risk/benefit summary:
Charges and expenses you will pay."

TRANSACTION CHARGES

On the first day of each policy month, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below (see "Periodic charges" below). In addition, charges may be deducted for transactions such as premium payments, policy surrenders, requested decreases in face amount, or transfers among investment options.

.. PREMIUM CHARGE. We deduct an amount not to exceed 6% from each premium payment you send us. We may increase this charge higher than 6% however, as a result of changes in the tax laws which increase our expenses. Currently, we reduce this charge to 3% after an amount equal to ten "target premiums" has been paid. The "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, as well as the policy's face amount, among other factors. Generally, the target premiums per thousand are lower for face amounts of $250,000 and higher. In addition, if your policy includes the accounting benefit endorsement, a portion of the deductions from premiums will be refunded upon surrender within the first three policy years (see "Accounting benefit endorsement" in "More information about policy features and benefits" earlier in this prospectus). The premium charge is designed in part to defray sales and tax expenses we incur that are based on premium payments.

.. SURRENDER CHARGES. If you give up this policy for its net cash surrender value before the end of the tenth policy year, we will subtract a surrender charge from your policy account value. The surrender charge in the first policy month of each policy year is shown in your policy. The initial surrender charge will be between $5.97 and $30.93 per $1,000 of initial base policy face amount. The surrender charge declines uniformly in equal monthly amounts within each policy year beginning after the sixth policy year until it reaches zero in the twelfth month of policy year 10. The initial amount of surrender charge depends on each policy's specific characteristics. In addition, if your policy includes the accounting benefit endorsement, the surrender charges are reduced (see "Accounting benefit endorsement" in "More information about policy features and benefits" earlier in this prospectus).

The surrender charges are contingent deferred sales charges. They are contingent because you only pay them if you surrender your policy for its net cash surrender value (or request a reduction in its face amount, as described below). They are deferred because we do not deduct them from your premiums. Because the surrender charges are contingent and deferred, the amount we collect in a policy year is not related to actual expenses for that year.

The surrender charges assessed in connection with giving up this policy or with reductions in policy face amount are intended, in part, to compensate us for the fact that it takes us time to make a profit on your policy, and if you give up or reduce the face amount of your policy in its early years, we do not have the time to recoup our costs.

.. REQUEST A DECREASE IN YOUR POLICY'S FACE AMOUNT. If there is a requested base policy face amount reduction within the first 10 policy years, or the paid-up death benefit guarantee is elected for a reduced amount during a surrender charge period, a proportionate surrender charge will be deducted from your policy account value.

Assuming you have not previously changed the base policy face amount, a proportionate surrender charge will be determined by dividing the amount of the reduction in base policy face amount by the initial base policy face amount of insurance, and then multiplying that fraction by the surrender charge immediately before the reduction. The proportionate surrender charge will not exceed the unloaned policy account value at the time of the reduction. If a proportionate surrender charge is made, the remaining surrender charge will be reduced proportionately. We will not deduct a proportionate surrender charge if the reduction resulted from a change in death benefit option or a partial withdrawal.

.. TRANSFERS AMONG INVESTMENT OPTIONS. Although we do not currently charge for transfers among investment options, we reserve the right to make a transfer charge up to $25 for each transfer of amounts among your investment options. The transfer charge, if any, is deducted from the amounts transferred from your policy's value in the variable investment options and in our guaranteed interest option based on the proportion that the amount transferred from each variable investment option and from our guaranteed interest option bears to the total amount being transferred. Any such charge would be, in part, to compensate us for our expenses in administering transfers. The charge will never apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automated transfer service or asset rebalancing service.

.. ADDING A LIVING BENEFITS RIDER. If you elect the living benefits rider after the policy is issued, we will deduct $100 from your policy account value at the time of the transaction. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

.. EXERCISE OF OPTION TO RECEIVE A TERMINAL ILLNESS "LIVING BENEFIT." If you elect to receive a terminal illness "living benefit,"

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES we will deduct up to $250 from any living benefit we pay. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your policy account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

.. WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

.. EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

.. POLICY ILLUSTRATION CHARGE. Currently, you are entitled to one free illustration each policy year. For each additional illustration, we charge $25. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

.. DUPLICATE POLICY CHARGE. We charge $35 for providing a copy of your policy. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

.. POLICY HISTORY CHARGE. We charge a maximum of $50 for providing you a history of policy transactions. If you request a policy history of less than 5 years from the date of your request, there is no charge. If you request a policy history of more than 5 years but less than 10 years from the date of your request, the current charge is $25. For policy histories of 10 years or more, the charge is $50. For all policy histories, we reserve the right to charge a maximum of $50. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

.. CHARGE FOR RETURNED PAYMENTS. For each payment you make in connection with your policy that is returned for insufficient funds, we will charge a maximum of $25.

PERIODIC CHARGES

On the first day of each month of the policy, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below.

.. ADMINISTRATIVE CHARGE. In the first policy year, we deduct $20 from your policy account value at the beginning of each policy month. In all subsequent policy years (but not beyond the policy anniversary when the insured person is attained age 100), we currently deduct $8 from your policy account value at the beginning of each policy month. We reserve the right to increase or decrease this latter amount in the future, although it will never exceed $10. In addition, we deduct between $0.03 and $0.10 per $1,000 of your initial base policy face amount at the beginning of each policy month in the first ten policy years. The administrative charge is intended, in part, to compensate us for the costs involved in administering the policy.

.. COST OF INSURANCE CHARGE. The cost of insurance rates vary depending on a number of factors, including, but not limited to, the individual characteristics of the insured and the policy year. The monthly cost of insurance charge is determined by multiplying the cost of insurance rate that is then applicable to your policy by the amount we have at risk under your policy divided by $1,000. Our amount at risk (also described in your policy as "net amount at risk") on any date is the difference between (a) the death benefit that would be payable if the insured person died on that date and
(b) the then total account value under the policy. A greater amount at risk, or a higher cost of insurance rate, will result in a higher monthly charge. The cost of insurance rates are intended, in part, to compensate us for the cost of providing insurance to you under your policy.

Generally, the cost of insurance rate increases from one policy year to the next. This happens automatically because of the insured person's increasing age.

On a guaranteed basis, we deduct between $0.06 and $83.34 per $1,000 of the amount for which we are at risk under your policy from your policy account value each month (but not beyond the policy anniversary date when the insured person is attained age 100). As the amount for which we are at risk at any time is the death benefit (calculated as of that time) minus your policy account value at that time, changes in your policy account value resulting from the performance of your investment options can affect your amount at risk, and as a result, your cost of insurance. Our cost of insurance rates are guaranteed not to exceed the maximum rates specified in your policy. For most insured persons at most ages, our current (non-guaranteed) rates are lower than the maximum rates. However, we have the ability to raise these rates up to the guaranteed maximum at any time, subject to any necessary regulatory approvals.

The guaranteed maximum cost of insurance rates for gender neutral Incentive Life(R) '02 policies for insureds who are age 18 or above are based on the 1980 Commissioner's Standard Ordinary SB Smoker and NB Non-Smoker Mortality Tables. The guaranteed maximum cost of insurance rates for gender neutral Incentive Life(R) '02 policies for insureds who are under age 18 are based on the 1980 Commissioner's Standard Ordinary Mortality Table B. For all other policies, for insureds who are age 18 or above, the guaranteed maximum cost of insurance rates are based on the 1980 Commissioner's Standard Ordinary Male and Female Smoker and Non-Smoker Mortality Tables. For insureds who are under age 18, the guaranteed maximum cost of insurance rates are based on the 1980 Commissioner's Standard Ordinary Male and Female Mortality Tables.

Our cost of insurance rates will generally be lower (except for gender-neutral policies and in connection with certain employee benefit plans) if the insured person is a female than if a male. They also will generally be lower for non-tobacco users than tobacco users and lower for persons that have other highly favorable health characteristics, as compared to those that do not. On the other hand, insured persons who present particular health, occupational or avocational risks may be charged higher cost of insurance rates and other additional charges as specified in their policies. In addition, the current rates also vary depending on the duration of the policy (i.e., the length of time since the policy was issued).

For policies issued at ages 0-17, an insured's cost of insurance rate is not based on that insured's status as a tobacco user or non-tobacco

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES user. We offer non-tobacco rates for ages 18 and above only. Approximately 60 days prior to the policy anniversary date nearest the insured's 18th birthday, we will send a notice to the policy owner giving the policy owner the opportunity to obtain non-tobacco rates by sending the form back to us with a certification, signed by the policy owner and the insured, that the insured has not used tobacco products in the last 12 months. If the properly completed form is not received by our Administrative Office by the policy anniversary date nearest the insured's 18th birthday, tobacco user rates will apply. The policy owner, thereafter, may apply for non-tobacco user rates subject to our underwriting rules in effect at that time.

You may ask us to review the tobacco habits of an insured person of attained age 18 or over in order to change the charge from tobacco user rates to non-tobacco user rates. The change, if approved, may result in lower future cost of insurance rates beginning on the effective date of the change to non-tobacco user rates.

The change will be based upon our general underwriting rules in effect at the time of application, and may include criteria other than tobacco use status as well as a definition of tobacco use different from that applicable at the time this policy was issued.

Similarly, after the first policy year, you may request us to review the insured person's rating to see if they qualify for a reduction in future cost of insurance rates. Any such change will be based upon our general underwriting rules in effect at the time of application, and may include various criteria.

For information concerning possible limitations on any ratings changes, please see "2009 or later increases in benefits or coverage, addition of riders, or certain other policy changes" in "Tax information" earlier in this prospectus.

The change in rates, if approved, will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. This change may have adverse tax consequences.

Our cost of insurance rates also depend on how large the face amount is at the time we deduct the charge. Generally, the current (non-guaranteed) cost of insurance rates are lower for face amounts of $250,000 and higher, and further reduced for face amounts of $2,000,000 and higher. For this purpose, however, we will take into account all face amount decreases, whatever their cause. Therefore, a decrease in the face amount may cause your cost of insurance rates to go up.

.. MORTALITY AND EXPENSE RISK CHARGE. We will collect a monthly charge for mortality and expense risk. We are committed to fulfilling our obligations under the policy and providing service to you over the lifetime of your policy. Despite the uncertainty of future events, we guarantee that monthly administrative and cost of insurance deductions from your policy account value will never be greater than the maximum amounts shown in your policy. In making this guarantee, we assume the mortality risk that insured persons (as a group) will live for shorter periods than we estimated. When this happens, we have to pay a greater amount of death benefit than we expected to pay in relation to the cost of insurance charges we received. We also assume the expense risks that the cost of issuing and administering policies will be greater than we expected. This charge is designed, in part, to compensate us for taking these risks.

During the first fifteen years, we deduct a monthly charge at an annual rate of 0.80% of the value in your policy's variable investment options up to $250,000, 0.70% of the value over $250,000 and up to $2 million, and 0.60% of the value over $2 million. In policy year 16 and thereafter, we deduct a monthly charge at an annual rate of 0.30% of the value in your policy's variable investment options up to $250,000 and 0.20% of the value in your policy's variable investment options over $250,000. We reserve the right to increase or decrease these charges in the future, although they will never exceed 0.80% during the first fifteen policy years or 0.50% thereafter. This charge will be calculated at the beginning of each policy month as a percentage of the amount of the policy account that is then allocated to the variable investment options.

.. LOAN INTEREST SPREAD. We charge interest on policy loans but credit you with interest on the amount of the policy account we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit. The maximum loan interest spread is 2%. We may, however, increase the loan interest spread higher than 2% as a result of changes in the tax laws which increase our expenses. We deduct this charge on each policy anniversary date, or on loan termination, if earlier. For more information on how this charge is deducted, see "Borrowing from your policy" under "Accessing your money" earlier in this prospectus. As with any loan, the interest we charge on the loans is intended, in part, to compensate us for the time value of the money we are lending and the risk that you will not repay the loan.

OPTIONAL RIDER CHARGES

If you elected the following riders, the following charges, which are designed to offset the cost of their respective riders, are deducted from your policy account value, on the first day of each month of the policy. The costs of each of the riders below are designed, in part, to compensate us for the additional insurance risk we take on in providing each of these riders and the administrative costs involved in administering them:

.. CHILDREN'S TERM INSURANCE. If you chose this rider, we deduct $0.50 per $1,000 of rider benefit amount from your policy account value each month until the insured under the base policy reaches age 65, while the rider is in effect. The charge for this rider does not vary depending upon the specifics of your policy. However, we will continue to charge you for the rider, even after all of your children, stepchildren and legally adopted children have reached age 25 (when a child's coverage under the rider terminates), unless you notify us in writing that you wish to cancel this rider.

.. DISABILITY DEDUCTION WAIVER. If you chose this rider, we deduct an amount from your policy account value each month until the insured under the base policy reaches age 65, while the rider is in effect. This amount is between 7% and 132% of all the other monthly charges (including charges for other riders elected) deducted from your policy account value on a guaranteed basis. The current monthly charges for this rider are lower than the maximum monthly charges.

.. DISABILITY PREMIUM WAIVER. If you chose this rider, we deduct an amount from your policy account value each month while the rider is in effect. This amount is between $0.02 and $0.76 per $1,000 of initial base policy face amount. If you also select certain of the other optional riders available under your policy, we will deduct additional

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES amounts from your policy account value per $1,000 of rider benefit amount each month while both the other rider and this rider are in effect. If you choose the option to purchase additional insurance, we will deduct an amount between $0.02 and $0.08. If you choose the children's term insurance, we will deduct an amount between $0.01 and $0.03. These amounts are in addition to the charges for the riders themselves.

.. OPTION TO PURCHASE ADDITIONAL INSURANCE. If you chose this rider, we deduct between $0.04 and $0.17 per $1,000 of the option to purchase additional insurance from your policy account value each month until the insured under the base policy reaches age 40 while the rider is in effect.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees (not applicable to all portfolios).

..   Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES

11. More information about procedures that apply to your policy

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This section provides further detail about certain subjects that are addressed in the previous pages. The following discussion generally does not repeat the information already contained in those pages.

DATES AND PRICES AT WHICH POLICY EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your policy will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

DATE OF RECEIPT. Where this prospectus refers to the day when we receive a payment, request, election, notice, transfer or any other transaction request from you, we usually mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our Administrative Office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

BUSINESS DAY. Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. We compute unit values for our variable investment options as of the end of each business day.

PAYMENTS YOU MAKE. The following are reflected in your policy as of the date we receive them in complete and proper form:

..   premium payments received after the policy's investment start date
    (discussed below)

..   loan repayments and interest payments

REQUESTS YOU MAKE. The following transactions occur as of the date we receive your request in complete and proper form:

..   withdrawals

..   tax withholding elections

..   face amount decreases that result from a withdrawal

..   changes of allocation percentages for premium payments or monthly deductions

..   surrenders

..   changes of owner

..   changes of beneficiary

..   transfers from a variable investment option to the guaranteed interest option

..   changes in form of death benefit payment

..   loans

..   transfers among variable investment options

..   assignments

..   termination of paid up death benefit guarantee

The following transactions occur on your policy's next monthly anniversary that coincides with or follows the date we approve your request:

..   changes in face amount

..   election of paid up death benefit guarantee

..   changes in death benefit option

..   restoration of terminated policies

..   termination of any additional benefit riders you have elected

AUTOMATIC TRANSFER SERVICE. Transfers pursuant to our automatic transfer service (dollar cost averaging service) occur as of the first day of each policy month. If you request the automatic transfer service in your original policy application, the first transfer will occur as of the first day of the second policy month after your policy's initial Allocation Date. If you request this service at any later time, we make the first such transfer as of your policy's first monthly anniversary that coincides with or follows the date we receive your request.

ASSET REBALANCING SERVICE. If you request the asset rebalancing service, the first redistribution will be on the date you specify or the date we receive your request, if later. However, no rebalancing will occur before your policy's Allocation Date. Subsequent periodic rebalancings occur quarterly, semiannually or annually, as you have requested.

DELAY IN CERTAIN CASES. We may delay allocating any payment you make to our variable investment options, or any transfer, for the same reasons stated in "Delay of variable investment option proceeds" later in this prospectus. We may also delay such transactions for any other legally permitted purpose.

PRICES APPLICABLE TO POLICY TRANSACTIONS. If a transaction will increase or decrease the amount you have in a variable investment option as of a certain date, we process the transaction using the unit values for that option computed as of that day's close of business, unless that day is not a business day. In that case, we use unit values computed as of the next business day's close.

EFFECT OF DEATH OR SURRENDER. You may not make any surrender or partial withdrawal request after the insured person has died. Also, all insurance coverage ends on the date as of which we process any request for a surrender.

POLICY ISSUANCE

REGISTER DATE. When we issue a policy, we assign it a "register date," which will be shown in the policy. We measure the months, years, and anniversaries of your policy from your policy's register date.

          MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY

..   If you submit the full minimum initial premium to your financial professional at the time you sign the application and before the policy is issued, and we issue the policy as it was applied for, then the register date will be the later of (a) the date you signed part I of the policy application or (b) the date a medical professional signed part II of the policy application.

..   If we do not receive your full minimum initial premium at our
    Administrative Office before the issue date or, if we issue the policy on a different basis than you applied for, the register date initially will appear on your policy as the date the policy is issued; however, we will move the register date to the date we deliver the policy provided we received your full minimum initial premium. This will ensure that premiums and charges will commence on the same date as your insurance coverage. If your policy was delivered on the 29th, 30th or 31st of the month, we will move the register date to the 1st of the following month. This could change the current interest rate for the Guaranteed Interest Account.

We may also permit an earlier than customary register date (a) for employer-sponsored cases, to accommodate a common register date for all employees or (b) to provide a younger age at issue. (A younger age at issue reduces the monthly charges that we deduct under a policy.) The charges and deductions commence as of the register date, even when we have permitted an early register date. We may also permit policy owners to delay a register date (up to three months) in employer-sponsored cases.

INVESTMENT START DATE. This is the date your investment first begins to earn a return for you. Generally, this is the register date. Before this date, your initial premium will be held in a non-interest bearing account. If we move your register date as described in the second bullet under "Policy issuance," above, we will also move your investment start date and/or interest crediting date to coincide with the register date.

COMMENCEMENT OF INSURANCE COVERAGE. You must give the full minimum initial premium to your financial professional on or before the day the policy is delivered to you. No insurance under your policy will take effect unless
(1) the insured person is still living at the time such payment and delivery are completed and (2) the information in the application continues to be true and complete, without material change, as of the time of such payment. If you submit the full minimum initial premium with your application, we may, subject to certain conditions, provide a limited amount of temporary insurance on the proposed insured person. You may request and review a copy of our temporary insurance agreement for more information about the terms and conditions of that coverage.

NON-ISSUANCE. If, after considering your application, we decide not to issue a policy, we will refund any premium you have paid, without interest.

AGE; age at issue. Unless the context in this prospectus requires otherwise, we consider the insured person's "age" during any policy year to be his or her age on his or her birthday nearest to the beginning of that policy year. For example, the insured person's age for the first policy year ("age at issue") is that person's age on whichever birthday is closer to (i.e., before or after) the policy's register date.

WAYS TO MAKE PREMIUM AND LOAN PAYMENTS

CHECKS AND MONEY ORDERS. Premiums or loan payments generally must be paid by check or money order drawn on a U.S. bank in U.S. dollars and made payable to "AXA Equitable Life Insurance Company."

We prefer that you make each payment to us with a single check drawn on your business or personal bank account. We also will accept a single money order, bank draft or cashier's check payable directly to AXA Equitable, although we must report such "cash equivalent" payments to the Internal Revenue Service under certain circumstances. Cash and travelers' checks, or any payments in foreign currency, are not acceptable. We will accept third-party checks payable to someone other than AXA Equitable and endorsed over to AXA Equitable only
(1) as a direct payment from a qualified retirement plan or (2) if they are made out to a trustee who owns the policy and endorses the entire check (without any refund) as a payment to the policy.

ASSIGNING YOUR POLICY

You may assign (transfer) your rights in a policy to someone else as collateral for a loan, to effect a change of ownership or for some other reason, if we agree. Collateral assignments may also sometimes be used in connection with dividing the benefits of the policy under a split-dollar arrangement, which will also have its own tax consequences. A copy of the assignment must be forwarded to our Administrative Office. We are not responsible for any payment we make or any action we take before we receive notice of the assignment or for the validity of the assignment. An absolute assignment is a change of ownership.

Certain transfers for value may subject you to income tax and penalties and cause the death benefit to lose its income-tax free treatment. Further, a gift of a policy that has a loan outstanding may be treated as part gift and part transfer for value, which could result in both gift tax and income tax consequences. The IRS issued regulations in both 2002 and 2003 concerning split-dollar arrangements, including policies subject to collateral assignments. The regulations provide both new and interim guidance as to the taxation of such arrangements. These regulations address taxation issues in connection with arrangements which are compensatory in nature, involve a shareholder and corporation, or a donor and donee. See also discussion under "Split-dollar and other employee benefit programs" and "Estate, gift, and generation-skipping taxes" in the "Tax information" section of this prospectus. You should consult your tax advisor prior to making a transfer or assignment.

YOU CAN CHANGE YOUR POLICY'S INSURED PERSON

NOTE: Notwithstanding the information further below, based upon our current understanding of federal tax rules at the time this prospectus was prepared, we are not permitting changes of a policy's insured person. For further information, please see "2009 or later increases in benefits or coverage, addition of riders, or certain other policy changes" under "Tax information" earlier in this prospectus. The following information, therefore, does not apply, absent IRS guidance that would permit such changes.

          MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY

After the policy's second year, we will permit you to request that a new insured person replace the existing one subject to our rules then in effect. This requires that you provide us with adequate evidence that the proposed new insured person meets our requirements for insurance. Other requirements are outlined in your policy.

Upon making this change, the monthly insurance charges we deduct will be based on the new insured person's insurance risk characteristics and may result in a loss of the no-lapse guarantee. The change of insured person will not, however, affect the surrender charge computation for the amount of coverage that is then in force.

Substituting the insured person is a taxable event and may, depending upon individual circumstances, have other tax consequences as well. For example, the change could cause the policy to be a "modified endowment contract" or to fail the Internal Revenue Code's definition of "life insurance," or in some cases require that we also distribute certain amounts to you from the policy. See "Tax information" earlier in this prospectus. You should consult your tax advisor prior to substituting the insured person. As a condition to substituting the insured person we may require you to sign a form acknowledging the potential tax consequences. In no event, however, will we permit a change that we believe causes your policy to fail the definition of life insurance. See "2009 or later increases in benefits or coverage, addition of riders, or certain other policy changes" in "Tax information" earlier in this prospectus.

REQUIREMENTS FOR SURRENDER REQUESTS

Your surrender request must include the policy number, your name, your taxpayer identification number, the name of the insured person, and the address where proceeds should be mailed. The request must be signed by you, as the owner, and by any joint owner, collateral assignee or irrevocable beneficiary. We may also require you to complete specific tax forms, or provide a representation that your policy is not being exchanged for another life or annuity contract.

GENDER-NEUTRAL POLICIES

Congress and various states have from time to time considered legislation that would require insurance rates to be the same for males and females. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of Incentive Life(R) '02 in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

There will be no distinctions based on sex in the cost of insurance rates for Incentive Life(R) '02 policies sold in Montana. We will also make such gender-neutral policies available on request in connection with certain employee benefit plans. Cost of insurance rates applicable to a gender-neutral policy will not be greater than the comparable male rates under a gender specific Incentive Life(R) '02 policy.

FUTURE POLICY EXCHANGES

We may at some future time, under certain circumstances and subject to applicable law, allow the current owner of this policy to exchange it for a universal life policy we are then offering. The exchange may or may not be advantageous to you, based on all of the circumstances, including a comparison of contractual terms and conditions and charges and deductions. We will provide additional information upon request at such time as exchanges may be permitted.

          MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY

12. More information about other matters

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ABOUT OUR GENERAL ACCOUNT

This policy is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a policy's account value or any guaranteed benefits with which the policy was issued. AXA Equitable is solely responsible to the policy owner for the policy's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the policy are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular policy or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the policies in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The policy is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities law relating to the accuracy and completeness of statements made in prospectuses.

TRANSFERS OF YOUR ACCOUNT VALUE

TRANSFERS NOT IMPLEMENTED. If a request cannot be fully administered, only the part that is in good order will be processed. Any part of the request that cannot be processed will be denied and an explanation will be provided to you. This could occur, for example, where the request does not comply with our transfer limitations, or where you request transfer of an amount greater than that currently allocated to an investment option.

Similarly, the automatic transfer service will terminate immediately if:
(1) your amount in the EQ/Money Market option is insufficient to cover the automatic transfer amount; (2) your policy is in a grace period; or (3) we receive notice of the insured person's death. Similarly, the asset rebalancing service will terminate if either (2) or (3) occurs.

DISRUPTIVE TRANSFER ACTIVITY. You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

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We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that AXA Equitable has a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

TELEPHONE AND INTERNET REQUESTS

If you are a properly authorized person, you may make transfers between investment options over the Internet as described earlier in this prospectus in "How to make transfers" under "Transferring your money among our investment options."

Also, you may make the following additional types of requests by calling the number under "By Phone:" in "How to reach us" from a touch-tone phone, if the policy is individually owned and you are the owner, or through axa.com or us.axa.com for those outside the U.S., if you are the individual owner:

..   changes of premium allocation percentages

..   changes of address

..   request forms and statements

..   to request a policy loan (loan requests cannot be made online by corporate policy owners)

..   enroll for electronic delivery and view statements/documents online

..   to pay your premium or make a loan repayment

For security purposes, all telephone requests are automatically taperecorded and are invalid if the information given is incomplete or any portion of the request is inaudible. We have established procedures reasonably designed to confirm that telephone instructions are genuine.

If you wish to enroll through axa.com or us.axa.com for those outside the U.S., or use ACH payments via AXA Equitable's Interactive Telephone Service, you must first agree to the terms and conditions set forth in our axa.com or us.axa.com (for those outside the U.S.) Online Services Agreement or our AXA Equitable's Interactive Telephone Service Terms and Conditions, which you can find at our website or request via the automated telephone system, respectively. We will send you a confirmation letter by first class mail. Additionally, you will be required to use a password and protect it from unauthorized use. We will provide subsequent written confirmation of any transactions. We will assume that all instructions received through axa.com or us.axa.com for those outside the U.S., or AXA Equitable's Interactive Telephone Service from anyone using your password are given by you; however, we reserve the right to refuse to process any transaction and/or block access to axa.com or us.axa.com for those outside the U.S., or AXA Equitable's Interactive Telephone Service if we have reason to believe the instructions given are unauthorized.

If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions that we reasonably believe to be genuine.

We reserve the right to refuse to process any telephone or Internet transactions if we have reason to believe that the request compromises the general security and/or integrity of our automated systems (see discussion of "Disruptive transfer activity" above).

Any telephone, Internet or fax transaction request that is not completed by the close of a business day (which is usually 4:00 p.m. Eastern Time) will be processed as of the next business day. During

                     MORE INFORMATION ABOUT OTHER MATTERS
times of extreme market activity, or for other reasons, you may be unable to contact us to make a telephone or Internet request. If this occurs, you should submit a written transaction request to our Administrative Office. We reserve the right to discontinue telephone or Internet transactions, or modify the procedures and conditions for such transactions, without notifying you, at any time.

CYBERSECURITY


We rely heavily on interconnected computer systems and digital data to conduct our variable life insurance product business. Because our variable life insurance product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your policy account value. For instance, systems failures and cyber-attacks may interfere with our processing of policy transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate your policy account value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your policy to lose policy account value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your policy due to cyber-attacks or information security breaches in the future, we take reasonable steps to mitigate these risks and secure our systems from such failures and attacks.


SUICIDE AND CERTAIN MISSTATEMENTS

If an insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of an insured person, we will adjust the amount of any death benefit (and certain rider benefits), as described in the policy (or rider).

WHEN WE PAY POLICY PROCEEDS

GENERAL. We will generally pay any death benefit, surrender, withdrawal, or loan within seven days after we receive the request and any other required items.

CLEARANCE OF CHECKS. We reserve the right to defer payment of that portion of your account value that is attributable to a premium payment or loan repayment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

DELAY OF GUARANTEED INTEREST OPTION PROCEEDS. We also have the right to defer payment or transfers of amounts out of our guaranteed interest option for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 3% per year from the date we receive your request.

DELAY OF VARIABLE INVESTMENT OPTION PROCEEDS. We reserve the right to defer payment of any death benefit, transfer, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on that exchange is restricted; (b) the SEC has declared that an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the account value; or (c) the law permits the delay for the protection of owners. If we need to defer calculation of values for any of the foregoing reasons, all delayed transactions will be processed at the next available unit values.

DELAY TO CHALLENGE COVERAGE. We may challenge the validity of your insurance policy or any rider based on any material misstatements in an application you have made to us. We cannot make such challenges, however, beyond certain time limits set forth in the policy or rider. If the insured person dies within one of these limits, we may delay payment of any proceeds until we decide whether to challenge the policy.

CHANGES WE CAN MAKE

In addition to any of the other changes described in this prospectus, we have the right to modify how we or Separate Account FP operate. For example, we have the right to:

..   combine two or more variable investment options or withdraw assets relating to Incentive Life(R) '02 from one investment option and put them into another;

..   end the registration of, or re-register, Separate Account FP under the
    Investment Company Act of 1940;

..   operate Separate Account FP under the direction of a "committee" or discharge such a committee at any time;

..   restrict or eliminate any voting rights or privileges of policy owners (or other persons) that affect Separate Account FP;

..   operate Separate Account FP, or one or more of the variable investment options, in any other form the law allows. This includes any form that allows us to make direct investments, in which case we may charge Separate Account FP an advisory fee. We may make any legal investments we wish for Separate Account FP. In addition, we may disapprove any change in investment advisers or in investment policy unless a law or regulation provides differently.

If we take any action that results in a material change in the underlying investments of a variable investment option, we will notify you to the extent required by law. We may, for example, cause the variable investment option to invest in a mutual fund other than, or in addition to, the Trusts. If you then wish to transfer the amount you have in that option to another investment option, you may do so.

We may make any changes in the policy or its riders, require additional premium payments, or make distributions from the policy to the extent we deem necessary to ensure that your policy qualifies or continues to qualify as life insurance for tax purposes. Any such change will apply uniformly to all policies that are affected. We will give you written notice of such changes. Subject to all applicable legal requirements, we

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also may make other changes in the policies that do not reduce any net cash surrender value, death benefit, account value, or other accrued rights or benefits.

Whether to make any of the above discussed changes is generally within our discretion, although some such changes might require us to obtain regulatory or policy owner approval. Whether regulatory or policy owner approval is required would depend on the nature of the change and, in many cases, the manner in which the change is implemented. You should not assume, therefore, that you necessarily will have an opportunity to approve or disapprove any such changes. We will, of course, comply with applicable legal requirements, including notice to or approval by policy owners where required in particular cases.

It is not possible to foresee all of the circumstances under which we may find it necessary or appropriate to exercise our right to make changes. Such circumstances could, however, include changes in law, or interpretations thereof; changes in financial or investment market conditions; changes in accepted methods of conducting operations in the relevant market; or a desire to achieve material operating economies or efficiencies.

REPORTS WE WILL SEND YOU

Shortly after the end of each year of your policy, we will send you a report that includes information about your policy's current death benefit, account value, cash surrender value (i.e., account value minus any current surrender charge), policy loans, policy transactions and amounts of charges deducted. We will send you individual notices to confirm your premium payments, loan repayments, transfers and certain other policy transactions. Please promptly review all statements and confirmations and notify us immediately at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) if there are any errors.

DISTRIBUTION OF THE POLICIES

The policies are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account FP. The offering of the policies is intended to be continuous.


AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Equitable Holdings, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The policies are sold by financial professionals of AXA Advisors and its affiliates. The policies are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with AXA Distributors ("Selling broker-dealers").


AXA Equitable pays compensation to both Distributors based on policies sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its policies, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your policy. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the policy and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the policy, see "Risk/benefit summary: Charges and expenses you will pay" and "More information about certain policy charges" earlier in this prospectus.

As used below, the "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, as well as the policy's face amount and Distributor, among other factors.

AXA ADVISORS COMPENSATION. AXA Equitable pays compensation to AXA Advisors based on premium payments made on the policies sold through AXA Advisors ("premium-based compensation"). The premium-based compensation will generally not exceed 99% of premiums you pay up to one target premium in your policy's first year; plus 8.5% of all other premiums you pay in your policy's first year; plus 11% of all other premiums you pay in policy years two and later. AXA Advisors, in turn, may pay a portion of the premium-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive premium-based compensation on a policy in combination with ongoing annual compensation based on a percentage of the unloaned account value of the policy sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both premium-based and asset-based compensation could, over time, exceed the total compensation that would otherwise be paid on the basis of premiums alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a policy is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their policy.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable policies and policies offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

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DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of premium-based compensation and/or asset-based compensation for the sale of an AXA Equitable policy than it pays for the sale of a policy or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same policy. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable policies. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable policies than products issued by other companies. Other forms of compensation provided to its financial professionals and/or managerial personnel include health and retirement benefits, expense reimbursements, marketing allowances and premium-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable policies and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable policy over a policy or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of FINRA and other federal and state regulatory authorities, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you and, for certain accounts depending on applicable rules, that are in your best interest, based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.


AXA DISTRIBUTORS COMPENSATION. AXA Equitable pays premium-based compensation to AXA Distributors. Premium-based compensation is paid based on AXA Equitable policies sold through AXA Distributor's Selling broker-dealers. Premium-based compensation will generally not exceed 99% of the premiums you pay up to one target premium in your policy's first two year; plus 3% of all other premiums you pay in your policy's first year; plus 3% of all other premiums you pay in policy years two and later. AXA Equitable may substitute a form of asset-based compensation after the first policy year. AXA Distributors, in turn, pays a portion of the premium-based compensation and/or asset-based compensation (together, "compensation") it receives to the Selling broker-dealer making the sale. The compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

These payments above also include compensation to cover operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the policy owner. Payments may be based on ongoing sales, on the aggregate account value attributable to policies sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable policies exclusively.


These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable policies over policies and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2017) received additional payments. These additional payments ranged from $2,068.25 to $5,709,995.36. AXA Equitable and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of AXA Equitable policies over policies and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corp.
Allstate Financial Services, LLC
American Portfolios Financial Services
Ameriprise Financial Services
BBVA Securities, Inc.
Cambridge Investment Research
Capital Investment Group
Centaurus Financial, Inc.
CETERA Financial Group
Citigroup Global Markets, Inc.

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Citizens Investment Services
Commonwealth Financial Network
CUNA Brokerage Services
CUSO Financial Services, L.P.
Equity Services Inc.
Farmer's Financial Solution
FTB Advisors, Inc.
Geneos Wealth Management
Gradient Securities, LLC
H.D. Vest Investment Securities, Inc.
Independent Financial Group, LLC
Infinex Investments Inc.
Investment Professionals, Inc.
Janney Montgomery Scott LLC
Kestra Investments, LLC
Key Investment Services LLC
Ladenburg Thalmann Advisor Network, LLC
Lincoln Financial Advisors Corp.
Lincoln Financial Securities Corp.
Lincoln Investment Planning
LPL Network
Lucia Securities, LLC
MML Investors Services, LLC
Morgan Stanley Smith Barney
Mutual of Omaha Investment Services, Inc.
National Planning Holding Corp.
PlanMember
PNC Investments
Primerica Financial Services, Inc.
Questar Capital Corporation
Raymond James
RBC Capital Markets Corporation
Robert W Baird & Company
Santander Securities Corp.
SIGMA Financial Corporation
Signator Investors, Inc.
The Advisor Group (AIG)
U.S. Bank Center
UBS Financial Services, Inc.
Valmark Securities, Inc.
Voya Financial
Wells Fargo


LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a policy owner's interest in Separate Account FP, nor would any of these proceedings be likely to have a material adverse effect on Separate Account FP, our ability to meet our obligations under the policies, or the distribution of the policies.

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13. Financial statements of Separate Account FP and AXA Equitable

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The financial statements of Separate Account FP, as well as the consolidated financial statements of AXA Equitable, are in the Statement of Additional Information ("SAI").

The financial statements of AXA Equitable have relevance for the policies only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the policies. You may request an SAI by writing to our Administrative Office or by calling 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) and requesting to speak with a customer service representative.

         FINANCIAL STATEMENTS OF SEPARATE ACCOUNT FP AND AXA EQUITABLE

14. Personalized illustrations

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ILLUSTRATIONS OF POLICY BENEFITS

PERSONALIZED ILLUSTRATIONS. Illustrations are intended to show how different fees, charges and rates of return can affect the values available under a policy. Illustrations can be based upon some of the characteristics of the insured person under your policy as well as some other policy feature choices you make such as the face amount, death benefit option, premium payment amounts and assumed rates of return (within limits). This type of illustration is called a PERSONALIZED ILLUSTRATION. NO ILLUSTRATION WILL EVER SHOW YOU THE ACTUAL VALUES AVAILABLE UNDER YOUR POLICY AT ANY GIVEN POINT IN TIME. This is because many factors affect these values including: (i) the insured person's characteristics; (ii) policy features you choose; (iii) actual premium payments you make; (iv) loans or withdrawals you make; and (v) actual rates of return (including the actual fees and expenses) of the underlying portfolios in which your cash value is invested. Each personalized illustration is accompanied by an explanation of the assumptions on which that illustration is based. Because, as discussed below, these assumptions may differ considerably, you should carefully review all of the disclosure that accompanies each illustration.


DIFFERENT KINDS OF ILLUSTRATIONS. Personalized illustrations can reflect the investment management fees and expenses incurred in 2017 (or expected to be incurred in 2018, if such amount is expected to be higher) of the available underlying portfolios in different ways. An ARITHMETIC ILLUSTRATION uses the straight average of all of the available underlying portfolios' investment management fees and expenses. A WEIGHTED ILLUSTRATION computes the average of investment management fees and expenses based upon the aggregate assets in the Portfolios at the end of 2017. You may request a weighted illustration that computes the average of investment management fees and expenses of just the EQ Advisors Trust portfolios, just the AXA Allocation portfolios, or all portfolios. If you request, a weighted illustration can also illustrate an assumed percentage allocation of policy account values among the available underlying portfolios. A FUND SPECIFIC ILLUSTRATION uses only the investment management fees and expenses of a specific underlying portfolio. When reviewing a weighted or fund specific illustration you should keep in mind that the values shown may be higher than the values shown in other illustrations because the fees and expenses that are assumed may be lower than those assumed in other illustrations. You may also request a personalized illustration of the guaranteed interest option.


THE EFFECT OF THE EXPENSE LIMITATION ARRANGEMENTS. Personalized illustrations reflect the expense limitation arrangements that are in effect with respect to certain of the Portfolios. If these fees and expenses were not reduced to reflect the expense limitation arrangements, the values in the personalized illustrations would be lower.

Currently, you are entitled to one free illustration each policy year. For each additional illustration in a policy year, we charge $25.

                          PERSONALIZED ILLUSTRATIONS

Requesting more information

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The Statement of Additional Information ("SAI"), dated May 1, 2018, is incorporated into this prospectus by reference and is available upon request free of charge by calling our toll free number at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) and requesting to speak with a customer service representative. You may also request one by writing to our operations center at P.O. Box 1047, Charlotte, NC, 28201-1047 The SAI includes additional information about the registrant. You can make inquiries about your policy and request personalized illustrations by calling our toll free number at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.), or asking your financial professional.

You may visit the SEC's web site at www.sec.gov to view the SAI and other information (including other parts of a registration statement) that relates to the Separate Account and the policies. You can also review and copy information about the Separate Account, including the SAI, at the SEC's Public Reference Room in Washington, D.C. or by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, at 100 F Street, N.E., Washington, D.C. 20549. You may have to pay a duplicating fee. To find out more about the Public Reference Room, call the SEC at 1-202-551-8090.

SEC File Number: 811-04335
STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS

                                                             PAGE

Who is AXA Equitable?                                         2

Ways we pay policy proceeds                                   2

Distribution of the policies                                  2

Underwriting a policy                                         2

Insurance regulation that applies to AXA Equitable            2

Custodian and independent registered public accounting firm   2

Financial Statements                                          2


                                                                        #502369

Incentive Life(R) '02
Incentive Life(R)

Individual flexible premium variable life insurance policies issued by AXA Equitable Life Insurance Company with variable investment options offered under AXA Equitable's Separate Account FP.



STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2018


--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the related Incentive Life(R) '02 and Incentive Life(R) prospectuses, dated May 1, 2018. Those prospectuses provide detailed information concerning the policies and the variable investment options, as well as the guaranteed interest option, that fund the policies. Each variable investment option is a subaccount of AXA Equitable's Separate Account FP. Separate Account FP's predecessor was established on April 19, 1985 by our then wholly owned subsidiary, Equitable Variable Life Insurance Company. We established our Separate Account FP under New York Law on September 21, 1995. When Equitable Variable Life Insurance Company merged into AXA Equitable, as of January 1, 1997, our Separate Account FP succeeded to all the assets, liabilities and operations of its predecessor. The guaranteed interest option is part of AXA Equitable's general account. Definitions of special terms used in the SAI are found in the prospectuses.


A copy of each prospectus is available free of charge by writing the Administrative office (P.O. Box 1047, Charlotte, North Carolina 28201-1047), by calling toll free, 1-800-777-6510 (for U.S. residents) or 1-704-341-7000
(outside of the U.S.) through our AXA Equitable interactive telephone service, or by contacting your financial professional.

             TABLE OF CONTENTS

             Who is AXA Equitable?                              2

             Ways we pay policy proceeds                        2

             Distribution of the policies                       2

             Underwriting a policy                              2

             Insurance regulation that applies to AXA Equitable 2

             Custodian and independent registered public
               accounting firm                                  2

             Financial statements                               2


Copyright 2018. AXA Equitable Life Insurance Company, New York, New York 10104.

All rights reserved. Incentive Life(R) '02 and Incentive Life(R) are registered service marks of AXA Equitable Life Insurance Company.


                                                                        #502369

WHO IS AXA EQUITABLE?


We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc., which is an indirect majority owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the majority shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the policies. AXA Equitable is solely responsible for paying all amounts owed to you under your policy.


WAYS WE PAY POLICY PROCEEDS

The payee for death benefit or other policy proceeds (e.g., upon surrenders) may name a successor to receive any amounts that we still owe following the payee's death. Otherwise, we will pay any such amounts to the payee's estate.

We must approve any payment arrangements that involve more than one payment option, or a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary. Also, the details of all payment arrangements will be subject to our rules at the time the arrangements are selected and take effect. This includes rules on the minimum amount we will pay under an option, minimum amounts for installment payments, withdrawal or commutation rights (your rights to receive payments over time, for which we may offer a lump sum payment), the naming of payees, and the methods for proving the payee's age and continued survival.

DISTRIBUTION OF THE POLICIES


AXA Advisors distributes these policies pursuant to a selling agreement, dated as of May 1, 1994, as amended, between AXA Advisors and AXA Equitable. For each of the years 2017, 2016 and 2015, AXA Advisors was paid an administrative services fee of $0, $0 and $0, respectively. AXA Equitable paid AXA Advisors as the distributors of certain policies, including these policies, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account FP, $521,468,953 in 2017, $542,160,541 in 2016 and
$560,399,960 in 2015. Of these amounts, for each of these three years, AXA Advisors retained $267,653,575, $281,641,950 and $285,764,982, respectively.

Under a distribution agreement between AXA Distributors and AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account FP, AXA Equitable paid AXA Distributors, (or EDI, as applicable) as the distributor of certain policies, including these policies, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account FP, $480,771,028 in 2017, $507,645,857 in 2016 and $490,800,838 in 2015. Of these amounts, for each of these three years, AXA Distributors (or EDI, as applicable) retained $0, $7,262,699 and $0, respectively.


UNDERWRITING A POLICY

The underwriting of a policy determines: (1) whether the policy application will be approved or disapproved; and (2) into what premium class the insured should be placed. Risk factors that are considered for these determinations are: (i) the insured's age; (ii) whether the insured uses tobacco or not; and
(iii) the admitted medical history of the insured. Many other factors make up the overall evaluation of an individual's assessment for insurance, but all of these items are determined through the questions asked during the application process.

We base guaranteed cost of insurance rates under the policy on the 1980 Commissioner's Standard Ordinary Mortality Tables.

INSURANCE REGULATION THAT APPLIES TO AXA EQUITABLE

We are regulated and supervised by the New York State Department of Financial Services. In addition, we are subject to the insurance laws and regulations in every state where we sell policies. We submit annual reports on our operations and finances to insurance officials in all of these states. The officials are responsible for reviewing our reports to see that we are financially sound. Such regulation, however, does not guarantee or provide absolute assurance of our soundness.

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for shares of the Trusts owned by Separate Account FP. AXA Equitable's principal offices are located at 1290 Avenue of the Americas, New York, NY 10104.


The financial statements of the Separate Account at December 31, 2017 and for each of the two years in the period ended December 31, 2017, and the consolidated financial statements of AXA Equitable at December 31, 2017 and 2016 and for each of the three years in the period ended December 31, 2017 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the policies.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...............   FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2017............   FSA-4
   Statements of Operations for the Year or Period Ended December 31,
     2017.............................................................  FSA-40
   Statements of Changes in Net Assets for the Years or Periods Ended
     December 31, 2017 and 2016.......................................  FSA-59
   Notes to Financial Statements...................................... FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

Report of Independent Registered Public Accounting Firm...............     F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets as of December 31, 2017 and 2016.......     F-2
   Consolidated Statements of Income (Loss), for the Years Ended
     December 31, 2017, 2016 and 2015.................................     F-4
   Consolidated Statements of Comprehensive Income (Loss), for the
     Years Ended December 31, 2017, 2016 and 2015.....................     F-5
   Consolidated Statements of Equity, for the Years Ended
     December 31, 2017, 2016 and 2015.................................     F-6
   Consolidated Statements of Cash Flows, for the Years Ended
     December 31, 2017, 2016 and 2015.................................     F-7
   Notes to Consolidated Financial Statements.........................    F-10
   Financial Statements Schedules.....................................    F-98

                                 FSA-1  #493727

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AXA Equitable Life Insurance Company and the Contractowners of Separate Account FP of AXA Equitable Life Insurance Company

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities of each of the Variable Investment Options listed in the table below (constituting Separate Account FP of AXA Equitable Life Insurance Company, hereafter collectively referred to as the "Variable Investment Options") as of December 31, 2017, the related statements of operations and of changes in net assets, including the related notes, for the periods listed in the table below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Variable Investment Options as of December 31, 2017 and the results of each of their operations and changes in each of their net assets for the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

 1290 VT CONVERTIBLE SECURITIES/(3)/    CHARTER/SM/ SMALL CAP VALUE/(1)/
 1290 VT DOUBLELINE DYNAMIC             CLEARBRIDGE VARIABLE MID CAP
 ALLOCATION/(1)/                        PORTFOLIO/(3)/
 1290 VT DOUBLELINE OPPORTUNISTIC       EQ/BLACKROCK BASIC VALUE EQUITY/(1)/
 BOND/(2)/
 1290 VT EQUITY INCOME/(1)/             EQ/CAPITAL GUARDIAN RESEARCH/(1)/
 1290 VT GAMCO MERGERS &                EQ/COMMON STOCK INDEX/(1)/
 ACQUISITIONS/(1)/
 1290 VT GAMCO SMALL COMPANY VALUE/(1)/ EQ/CORE BOND INDEX/(1)/
 1290 VT SMARTBETA EQUITY/(3)/          EQ/EQUITY 500 INDEX/(1)/
 1290 VT SOCIALLY RESPONSIBLE/(1)/      EQ/GLOBAL BOND PLUS/(1)/
 ALL ASSET GROWTH-ALT 20/(1)/           EQ/INTERMEDIATE GOVERNMENT BOND/(1)/
 AMERICAN CENTURY VP MID CAP VALUE      EQ/INTERNATIONAL EQUITY INDEX/(1)/
 FUND/(1)/
 AMERICAN FUNDS INSURANCE SERIES(R)     EQ/INVESCO COMSTOCK/(1)/
 GLOBAL SMALL
 CAPITALIZATION FUND/SM(1)/             EQ/JPMORGAN VALUE OPPORTUNITIES/(1)/
 AMERICAN FUNDS INSURANCE SERIES(R)     EQ/LARGE CAP GROWTH INDEX/(1)/
 NEW WORLD FUND(R)/(1)/
 AXA 2000 MANAGED VOLATILITY/(1)/       EQ/LARGE CAP VALUE INDEX/(1)/
 AXA 400 MANAGED VOLATILITY/(1)/        EQ/MFS INTERNATIONAL GROWTH/(1)/
 AXA 500 MANAGED VOLATILITY/(1)/        EQ/MID CAP INDEX/(1)/
 AXA AGGRESSIVE ALLOCATION/(1)/         EQ/MONEY MARKET/(1)/
 AXA BALANCED STRATEGY/(1)/             EQ/PIMCO ULTRA SHORT BOND/(1)/
 AXA CONSERVATIVE ALLOCATION/(1)/       EQ/QUALITY BOND PLUS/(1)/
 AXA CONSERVATIVE GROWTH STRATEGY/(1)/  EQ/SMALL COMPANY INDEX/(1)/
 AXA CONSERVATIVE STRATEGY/(1)/         EQ/T. ROWE PRICE GROWTH STOCK/(1)/
 AXA CONSERVATIVE-PLUS ALLOCATION/(1)/  EQ/UBS GROWTH & INCOME/(1)/
 AXA GLOBAL EQUITY MANAGED              FIDELITY(R) VIP ASSET MANAGER: GROWTH
 VOLATILITY/(1)/                        PORTFOLIO/(1)/
 AXA GROWTH STRATEGY/(1)/               FIDELITY(R) VIP CONTRAFUND(R)
                                        PORTFOLIO/(1)/
 AXA INTERNATIONAL CORE MANAGED         FIDELITY(R) VIP EQUITY-INCOME
 VOLATILITY/(1)/                        PORTFOLIO/(1)/
 AXA INTERNATIONAL MANAGED              FIDELITY(R) VIP GOVERNMENT MONEY
 VOLATILITY/(1)/                        MARKET PORTFOLIO/(1)/
 AXA INTERNATIONAL VALUE MANAGED        FIDELITY(R) VIP GROWTH & INCOME
 VOLATILITY/(1)/                        PORTFOLIO/(1)/
 AXA LARGE CAP CORE MANAGED             FIDELITY(R) VIP HIGH INCOME
 VOLATILITY/(1)/                        PORTFOLIO/(1)/
 AXA LARGE CAP GROWTH MANAGED           FIDELITY(R) VIP INVESTMENT GRADE BOND
 VOLATILITY/(1)/                        PORTFOLIO/(1)/
 AXA LARGE CAP VALUE MANAGED            FIDELITY(R) VIP MID CAP PORTFOLIO/(1)/
 VOLATILITY/(1)/
 AXA MID CAP VALUE MANAGED              FIDELITY(R) VIP VALUE PORTFOLIO/(1)/
 VOLATILITY/(1)/
 AXA MODERATE ALLOCATION/(1)/           FIDELITY(R) VIP VALUE STRATEGIES
                                        PORTFOLIO/(1)/
 AXA MODERATE GROWTH STRATEGY/(1)/      FRANKLIN MUTUAL SHARES VIP FUND/(1)/
 AXA MODERATE-PLUS ALLOCATION/(1)/      FRANKLIN RISING DIVIDENDS VIP
                                        FUND/(1)/
 AXA/AB SMALL CAP GROWTH/(1)/           FRANKLIN SMALL CAP VALUE VIP FUND/(1)/
 AXA/CLEARBRIDGE LARGE CAP GROWTH/(1)/  FRANKLIN STRATEGIC INCOME VIP
                                        FUND/(1)/
 AXA/JANUS ENTERPRISE/(1)/              GOLDMAN SACHS VIT MID CAP VALUE
                                        FUND/(1)/
 AXA/LOOMIS SAYLES GROWTH/(1)/          INVESCO V.I. DIVERSIFIED DIVIDEND
                                        FUND/(1)/
 BLACKROCK GLOBAL ALLOCATION V.I.       INVESCO V.I. GLOBAL REAL ESTATE
 FUND/(1)/                              FUND/(1)/
 CHARTER/SM/ MULTI-SECTOR BOND/(1)/     INVESCO V.I. INTERNATIONAL GROWTH
                                        FUND/(1)/
 CHARTER/SM/ SMALL CAP GROWTH/(1)/      INVESCO V.I. MID CAP CORE EQUITY
                                        FUND/(1)/

                                     FSA-2

 INVESCO V.I. SMALL CAP EQUITY          NATURAL RESOURCES PORTFOLIO/(1)/
 FUND/(1)/
 IVY VIP DIVIDEND OPPORTUNITIES/(1)/    PIMCO COMMODITYREALRETURN(R) STRATEGY
                                        PORTFOLIO/(1)/
 IVY VIP ENERGY/(1)/                    PIMCO REAL RETURN PORTFOLIO/(1)/
 IVY VIP HIGH INCOME/(1)/               PIMCO TOTAL RETURN PORTFOLIO/(1)/
 IVY VIP MID CAP GROWTH/(1)/            T. ROWE PRICE EQUITY INCOME PORTFOLIO
                                        -- II/(1)/
 IVY VIP SCIENCE AND TECHNOLOGY/(1)/    T. ROWE PRICE HEALTH SCIENCES
                                        PORTFOLIO -- II/(1)/
 IVY VIP SMALL CAP GROWTH/(1)/          TARGET 2015 ALLOCATION/(1)/
 LAZARD RETIREMENT EMERGING MARKETS     TARGET 2025 ALLOCATION/(1)/
 EQUITY PORTFOLIO/(1)/
 MFS(R) INTERNATIONAL VALUE             TARGET 2035 ALLOCATION/(1)/
 PORTFOLIO/(1)/
 MFS(R) INVESTORS TRUST SERIES/(1)/     TARGET 2045 ALLOCATION/(1)/
 MFS(R) MASSACHUSETTS INVESTORS GROWTH  TARGET 2055 ALLOCATION/(1)/
 STOCK PORTFOLIO/(1)/
 MFS(R) UTILITIES SERIES/(1)/           TEMPLETON DEVELOPING MARKETS VIP
                                        FUND/(1)/
 MULTIMANAGER AGGRESSIVE EQUITY/(1)/    TEMPLETON GLOBAL BOND VIP FUND/(1)/
 MULTIMANAGER CORE BOND/(1)/            TEMPLETON GROWTH VIP FUND/(1)/
 MULTIMANAGER MID CAP GROWTH/(1)/       VANECK VIP GLOBAL HARD ASSETS
                                        FUND/(1)/
 MULTIMANAGER MID CAP VALUE/(1)/        VANGUARD VARIABLE INSURANCE FUND --
                                        EQUITY INDEX PORTFOLIO/(1)/
 MULTIMANAGER TECHNOLOGY/(1)/
(1)Statements of operations for the year ended December 31, 2017 and statements of changes in net assets for each of the two years in the period ended December 31, 2017.
(2)Statements of operations and of changes in net assets for the period
   May 19, 2017 (commencement of operations) through December 31, 2017.
(3)Statements of operations for the year ended December 31, 2017 and statements of changes in net assets for the year ended December 31, 2017 and the period May 20, 2016 (commencement of operations) through December 31, 2016.

BASIS FOR OPINIONS

These financial statements are the responsibility of AXA Equitable Life Insurance Company management. Our responsibility is to express an opinion on the Variable Investment Options' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Variable Investment Options in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 16, 2018

We have served as the auditor of one or more of the Variable Investment Options in Separate Account FP of AXA Equitable Life Insurance Company since 1993.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

                                                             1290 VT      1290 VT
                                                 1290 VT   DOUBLELINE   DOUBLELINE                  1290 VT GAMCO 1290 VT GAMCO
                                               CONVERTIBLE   DYNAMIC   OPPORTUNISTIC 1290 VT EQUITY   MERGERS &   SMALL COMPANY
                                               SECURITIES* ALLOCATION*     BOND*        INCOME*     ACQUISITIONS*    VALUE*
                                               ----------- ----------- ------------- -------------- ------------- -------------
ASSETS:
Investments in shares of the Portfolios, at
 fair value...................................  $604,521   $12,307,441   $199,961     $22,651,270    $16,191,996  $197,726,748
Receivable for shares of the Portfolios sold..        --            --         --              --         48,584       263,592
Receivable for policy-related transactions....     8,633         5,069         --           4,625             --            --
                                                --------   -----------   --------     -----------    -----------  ------------
   Total assets...............................   613,154    12,312,510    199,961      22,655,895     16,240,580   197,990,340
                                                --------   -----------   --------     -----------    -----------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased     8,633         5,061         --           4,625             --            --
Payable for policy-related transactions.......        --            --         --              --         48,584       263,591
                                                --------   -----------   --------     -----------    -----------  ------------
   Total liabilities..........................     8,633         5,061         --           4,625         48,584       263,591
                                                --------   -----------   --------     -----------    -----------  ------------
NET ASSETS....................................  $604,521   $12,307,449   $199,961     $22,651,270    $16,191,996  $197,726,749
                                                ========   ===========   ========     ===========    ===========  ============

NET ASSETS:
Accumulation unit values......................  $604,521   $12,307,449   $199,961     $22,650,358    $16,191,199  $197,724,581
Retained by AXA Equitable in Separate Account
 FP...........................................        --            --         --             912            797         2,168
                                                --------   -----------   --------     -----------    -----------  ------------
TOTAL NET ASSETS..............................  $604,521   $12,307,449   $199,961     $22,651,270    $16,191,996  $197,726,749
                                                ========   ===========   ========     ===========    ===========  ============

Investments in shares of the Portfolios, at
 cost.........................................  $624,388   $11,796,032   $202,420     $22,991,202    $16,237,171  $156,336,688

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                               AMERICAN FUNDS
                                                                                                 INSURANCE
                                                                                              SERIES(R) GLOBAL AMERICAN FUNDS
                                      1290 VT                                     AMERICAN         SMALL         INSURANCE
                                     SMARTBETA 1290 VT SOCIALLY   ALL ASSET    CENTURY VP MID  CAPITALIZATION  SERIES(R) NEW
                                      EQUITY*    RESPONSIBLE*   GROWTH-ALT 20* CAP VALUE FUND     FUND/SM/     WORLD FUND(R)
                                     --------- ---------------- -------------- -------------- ---------------- --------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.......... $598,099     $3,521,670     $28,928,635    $55,736,682      $7,356,444     $12,710,631
Receivable for shares of the
 Portfolios sold....................       --             63              --        335,758              --              --
Receivable for policy-related
 transactions.......................      517             --          99,179             --           1,886           1,827
                                     --------     ----------     -----------    -----------      ----------     -----------
   Total assets.....................  598,616      3,521,733      29,027,814     56,072,440       7,358,330      12,712,458
                                     --------     ----------     -----------    -----------      ----------     -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased...............      516             --          99,179             --           1,886           1,827
Payable for policy-related
 transactions.......................       --             62              --        335,758              --              --
                                     --------     ----------     -----------    -----------      ----------     -----------
   Total liabilities................      516             62          99,179        335,758           1,886           1,827
                                     --------     ----------     -----------    -----------      ----------     -----------
NET ASSETS.......................... $598,100     $3,521,671     $28,928,635    $55,736,682      $7,356,444     $12,710,631
                                     ========     ==========     ===========    ===========      ==========     ===========

NET ASSETS:
Accumulation unit values............ $598,100     $3,350,079     $28,920,882    $55,730,045      $7,356,296     $12,710,596
Retained by AXA Equitable in
 Separate Account FP................       --        171,592           7,753          6,637             148              35
                                     --------     ----------     -----------    -----------      ----------     -----------
TOTAL NET ASSETS.................... $598,100     $3,521,671     $28,928,635    $55,736,682      $7,356,444     $12,710,631
                                     ========     ==========     ===========    ===========      ==========     ===========

Investments in shares of the
 Portfolios, at cost................ $554,376     $3,371,407     $26,370,894    $48,217,265      $6,647,059     $10,549,682

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                     AXA 400     AXA 500    AXA 2000                                   AXA
                                                     MANAGED     MANAGED     MANAGED   AXA AGGRESSIVE AXA BALANCED CONSERVATIVE
                                                   VOLATILITY* VOLATILITY* VOLATILITY*  ALLOCATION*    STRATEGY*   ALLOCATION*
                                                   ----------- ----------- ----------- -------------- ------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair
 value............................................ $5,412,765  $9,742,496  $4,479,736   $156,359,132  $36,594,273  $28,625,473
Receivable for shares of the Portfolios sold......         --          --          --         20,527           --       41,299
Receivable for policy-related transactions........         71       1,219          44             --          233           --
                                                   ----------  ----------  ----------   ------------  -----------  -----------
   Total assets...................................  5,412,836   9,743,715   4,479,780    156,379,659   36,594,506   28,666,772
                                                   ----------  ----------  ----------   ------------  -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased....         16       1,151          12             --          233           --
Payable for policy-related transactions...........         --          --          --         61,797           --       41,299
                                                   ----------  ----------  ----------   ------------  -----------  -----------
   Total liabilities..............................         16       1,151          12         61,797          233       41,299
                                                   ----------  ----------  ----------   ------------  -----------  -----------
NET ASSETS........................................ $5,412,820  $9,742,564  $4,479,768   $156,317,862  $36,594,273  $28,625,473
                                                   ==========  ==========  ==========   ============  ===========  ===========

NET ASSETS:
Accumulation unit values.......................... $5,412,820  $9,742,564  $4,479,768   $156,285,829  $36,557,953  $28,622,555
Retained by AXA Equitable in Separate Account FP..         --          --          --         32,033       36,320        2,918
                                                   ----------  ----------  ----------   ------------  -----------  -----------
TOTAL NET ASSETS.................................. $5,412,820  $9,742,564  $4,479,768   $156,317,862  $36,594,273  $28,625,473
                                                   ==========  ==========  ==========   ============  ===========  ===========

Investments in shares of the Portfolios, at cost.. $5,067,390  $8,234,277  $4,031,562   $138,857,766  $33,280,360  $29,078,231

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                       AXA                        AXA      AXA GLOBAL                    AXA
                                                   CONSERVATIVE     AXA      CONSERVATIVE-   EQUITY                 INTERNATIONAL
                                                      GROWTH    CONSERVATIVE     PLUS        MANAGED    AXA GROWTH  CORE MANAGED
                                                    STRATEGY*    STRATEGY*    ALLOCATION*  VOLATILITY*  STRATEGY*    VOLATILITY*
                                                   ------------ ------------ ------------- ------------ ----------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair
 value............................................  $7,439,026   $2,655,938   $32,671,101  $148,578,047 $62,041,063  $63,328,101
Receivable for shares of the Portfolios sold......          --           --        39,907         1,793          --           --
Receivable for policy-related transactions........          --           --            --            --      13,810       27,808
                                                    ----------   ----------   -----------  ------------ -----------  -----------
   Total assets...................................   7,439,026    2,655,938    32,711,008   148,579,840  62,054,873   63,355,909
                                                    ----------   ----------   -----------  ------------ -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased....          --           --            --            --      13,810       27,808
Payable for policy-related transactions...........          --           --        39,908         1,793          --           --
                                                    ----------   ----------   -----------  ------------ -----------  -----------
   Total liabilities..............................          --           --        39,908         1,793      13,810       27,808
                                                    ----------   ----------   -----------  ------------ -----------  -----------
NET ASSETS........................................  $7,439,026   $2,655,938   $32,671,100  $148,578,047 $62,041,063  $63,328,101
                                                    ==========   ==========   ===========  ============ ===========  ===========

NET ASSETS:
Accumulation unit values..........................  $7,439,019   $2,655,938   $32,588,383  $148,523,487 $62,041,052  $63,244,626
Retained by AXA Equitable in Separate Account FP..           7           --        82,717        54,560          11       83,475
                                                    ----------   ----------   -----------  ------------ -----------  -----------
TOTAL NET ASSETS..................................  $7,439,026   $2,655,938   $32,671,100  $148,578,047 $62,041,063  $63,328,101
                                                    ==========   ==========   ===========  ============ ===========  ===========

Investments in shares of the Portfolios, at cost..  $6,886,062   $2,588,246   $32,181,547  $ 99,464,142 $52,771,937  $52,976,421

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                               AXA           AXA                    AXA LARGE CAP
                                          INTERNATIONAL INTERNATIONAL AXA LARGE CAP    GROWTH     AXA LARGE CAP  AXA MID CAP
                                             MANAGED    VALUE MANAGED CORE MANAGED     MANAGED    VALUE MANAGED VALUE MANAGED
                                           VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*
                                          ------------- ------------- ------------- ------------- ------------- -------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value...........................  $3,557,730    $85,043,394   $31,158,744  $275,604,549  $415,743,878  $216,270,743
Receivable for shares of the Portfolios
 sold....................................          --             --        11,527            --        18,272            --
Receivable for policy-related
 transactions............................          93         14,311            --        12,579            --        30,443
                                           ----------    -----------   -----------  ------------  ------------  ------------
   Total assets..........................   3,557,823     85,057,705    31,170,271   275,617,128   415,762,150   216,301,186
                                           ----------    -----------   -----------  ------------  ------------  ------------

LIABILITIES:
Payable for shares of the Portfolios
 purchased...............................          86         14,311            --        12,551            --        35,168
Payable for policy-related transactions..          --             --        11,527            --        32,784            --
                                           ----------    -----------   -----------  ------------  ------------  ------------
   Total liabilities.....................          86         14,311        11,527        12,551        32,784        35,168
                                           ----------    -----------   -----------  ------------  ------------  ------------
NET ASSETS...............................  $3,557,737    $85,043,394   $31,158,744  $275,604,577  $415,729,366  $216,266,018
                                           ==========    ===========   ===========  ============  ============  ============

NET ASSETS:
Accumulation unit values.................  $3,557,737    $85,016,494   $31,111,177  $275,442,595   415,335,916  $216,218,028
Accumulation nonunitized.................          --             --            --            --       247,261            --
Retained by AXA Equitable in Separate
 Account FP..............................          --         26,900        47,567       161,982       146,189        47,990
                                           ----------    -----------   -----------  ------------  ------------  ------------
TOTAL NET ASSETS.........................  $3,557,737    $85,043,394   $31,158,744  $275,604,577  $415,729,366  $216,266,018
                                           ==========    ===========   ===========  ============  ============  ============

Investments in shares of the Portfolios,
 at cost.................................  $3,148,544    $71,378,870   $22,882,729  $164,315,161  $273,020,170  $126,024,097

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                       AXA MODERATE AXA MODERATE-              AXA/CLEARBRIDGE
                                          AXA MODERATE    GROWTH        PLUS      AXA/AB SMALL    LARGE CAP     AXA/JANUS
                                          ALLOCATION*   STRATEGY*    ALLOCATION*  CAP GROWTH*      GROWTH*     ENTERPRISE*
                                          ------------ ------------ ------------- ------------ --------------- -----------
ASSETS:
Investments in shares of the Portfolios,
 at fair value........................... $897,308,407 $109,617,514 $457,493,358  $213,951,321   $81,456,069   $46,091,787
Receivable for shares of the Portfolios
 sold....................................      226,124           --       98,896       161,771        86,630            --
Receivable for policy-related
 transactions............................           --       25,008           --            --            --        18,312
                                          ------------ ------------ ------------  ------------   -----------   -----------
   Total assets..........................  897,534,531  109,642,522  457,592,254   214,113,092    81,542,699    46,110,099
                                          ------------ ------------ ------------  ------------   -----------   -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased...............................           --       25,165           --            --            --        18,312
Payable for policy-related transactions..      398,682           --      100,266       161,900        86,629            --
                                          ------------ ------------ ------------  ------------   -----------   -----------
   Total liabilities.....................      398,682       25,165      100,266       161,900        86,629        18,312
                                          ------------ ------------ ------------  ------------   -----------   -----------
NET ASSETS............................... $897,135,849 $109,617,357 $457,491,988  $213,951,192   $81,456,070   $46,091,787
                                          ============ ============ ============  ============   ===========   ===========

NET ASSETS:
Accumulation unit values................. $894,089,356 $109,617,357 $457,460,807  $213,907,265   $81,393,964   $46,090,922
Accumulation nonunitized.................    2,883,818           --           --            --            --            --
Retained by AXA Equitable in Separate
 Account FP..............................      162,675           --       31,181        43,927        62,106           865
                                          ------------ ------------ ------------  ------------   -----------   -----------
TOTAL NET ASSETS......................... $897,135,849 $109,617,357 $457,491,988  $213,951,192   $81,456,070   $46,091,787
                                          ============ ============ ============  ============   ===========   ===========

Investments in shares of the Portfolios,
 at cost................................. $858,012,894 $ 94,761,908 $421,200,000  $180,936,731   $79,755,607   $45,034,395

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                              BLACKROCK
                                               AXA/LOOMIS      GLOBAL      CHARTER/SM/  CHARTER/SM/ CHARTER/SM/  CLEARBRIDGE
                                                 SAYLES    ALLOCATION V.I. MULTI-SECTOR SMALL CAP   SMALL CAP   VARIABLE MID
                                                GROWTH*         FUND          BOND*      GROWTH*      VALUE*    CAP PORTFOLIO
                                               ----------- --------------- ------------ ----------- ----------- -------------
ASSETS:
Investments in shares of the Portfolios, at
 fair value................................... $39,744,003   $4,270,953    $73,554,143  $13,056,619 $31,000,265   $314,328
Receivable for shares of the Portfolios sold..     121,705      179,574             --           --       9,753         --
Receivable for policy-related transactions....          --           --             --        1,297          --     23,317
                                               -----------   ----------    -----------  ----------- -----------   --------
   Total assets...............................  39,865,708    4,450,527     73,554,143   13,057,916  31,010,018    337,645
                                               -----------   ----------    -----------  ----------- -----------   --------

LIABILITIES:
Payable for shares of the Portfolios purchased          --           --          9,075        1,297          --     23,317
Payable for policy-related transactions.......     121,704      179,575         19,620           --       9,753         --
                                               -----------   ----------    -----------  ----------- -----------   --------
   Total liabilities..........................     121,704      179,575         28,695        1,297       9,753     23,317
                                               -----------   ----------    -----------  ----------- -----------   --------
NET ASSETS.................................... $39,744,004   $4,270,952    $73,525,448  $13,056,619 $31,000,265   $314,328
                                               ===========   ==========    ===========  =========== ===========   ========

NET ASSETS:
Accumulation unit values...................... $39,742,589   $4,267,961    $73,005,057  $13,054,655 $30,924,347   $314,328
Accumulation nonunitized......................          --           --        466,817           --          --         --
Retained by AXA Equitable in Separate Account
 FP...........................................       1,415        2,991         53,574        1,964      75,918         --
                                               -----------   ----------    -----------  ----------- -----------   --------
TOTAL NET ASSETS.............................. $39,744,004   $4,270,952    $73,525,448  $13,056,619 $31,000,265   $314,328
                                               ===========   ==========    ===========  =========== ===========   ========

Investments in shares of the Portfolios, at
 cost......................................... $30,982,198   $3,944,446    $82,374,526  $ 9,551,828 $20,773,438   $316,650

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                               EQ/BLACKROCK  EQ/CAPITAL
                                               BASIC VALUE    GUARDIAN     EQ/COMMON    EQ/CORE BOND EQ/EQUITY 500 EQ/GLOBAL
                                                 EQUITY*     RESEARCH*    STOCK INDEX*     INDEX*       INDEX*     BOND PLUS*
                                               ------------ ------------ -------------- ------------ ------------- -----------
ASSETS:
Investments in shares of the Portfolios, at
 fair value................................... $212,638,505 $125,446,170 $1,725,179,656 $51,768,753  $875,901,811  $17,085,302
Receivable for shares of the Portfolios sold..      280,491      139,779        237,347      21,401     6,773,995           --
Receivable for policy-related transactions....           --           --             --          --            --        9,996
                                               ------------ ------------ -------------- -----------  ------------  -----------
   Total assets...............................  212,918,996  125,585,949  1,725,417,003  51,790,154   882,675,806   17,095,298
                                               ------------ ------------ -------------- -----------  ------------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased           --           --             --          --            --        9,996
Payable for policy-related transactions.......      284,839      139,778        520,789      21,401     6,809,843           --
                                               ------------ ------------ -------------- -----------  ------------  -----------
   Total liabilities..........................      284,839      139,778        520,789      21,401     6,809,843        9,996
                                               ------------ ------------ -------------- -----------  ------------  -----------
NET ASSETS.................................... $212,634,157 $125,446,171 $1,724,896,214 $51,768,753  $875,865,963  $17,085,302
                                               ============ ============ ============== ===========  ============  ===========

NET ASSETS:
Accumulation unit values...................... $212,548,988 $125,262,285 $1,720,508,916 $51,751,394  $875,147,463  $17,084,343
Accumulation nonunitized......................           --           --      4,387,298          --       683,003           --
Retained by AXA Equitable in Separate Account
 FP...........................................       85,169      183,886             --      17,359        35,497          959
                                               ------------ ------------ -------------- -----------  ------------  -----------
TOTAL NET ASSETS.............................. $212,634,157 $125,446,171 $1,724,896,214 $51,768,753  $875,865,963  $17,085,302
                                               ============ ============ ============== ===========  ============  ===========

Investments in shares of the Portfolios, at
 cost......................................... $140,467,428 $ 76,671,284 $1,019,033,413 $52,529,136  $572,993,518  $17,679,640

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                          EQ/INTERMEDIATE                               EQ/JPMORGAN
                                            GOVERNMENT    EQ/INTERNATIONAL EQ/INVESCO      VALUE      EQ/LARGE CAP  EQ/LARGE CAP
                                               BOND*       EQUITY INDEX*   COMSTOCK*   OPPORTUNITIES* GROWTH INDEX* VALUE INDEX*
                                          --------------- ---------------- ----------- -------------- ------------- ------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value...........................   $88,995,612     $334,551,844   $29,713,101  $50,352,837   $160,601,175  $28,988,210
Receivable for shares of the Portfolios
 sold....................................            --               --            --        1,023        172,878           --
Receivable for policy-related
 transactions............................        38,511          258,631           712           --             --        4,292
                                            -----------     ------------   -----------  -----------   ------------  -----------
   Total assets..........................    89,034,123      334,810,475    29,713,813   50,353,860    160,774,053   28,992,502
                                            -----------     ------------   -----------  -----------   ------------  -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased...............................        42,345          286,891           712           --             --        4,292
Payable for policy-related transactions..            --               --            --        1,023        172,877           --
                                            -----------     ------------   -----------  -----------   ------------  -----------
   Total liabilities.....................        42,345          286,891           712        1,023        172,877        4,292
                                            -----------     ------------   -----------  -----------   ------------  -----------
NET ASSETS...............................   $88,991,778     $334,523,584   $29,713,101  $50,352,837   $160,601,176  $28,988,210
                                            ===========     ============   ===========  ===========   ============  ===========

NET ASSETS:
Accumulation unit values.................   $88,886,986     $334,123,611   $29,704,883  $50,215,160   $160,516,798  $28,970,738
Accumulation nonunitized.................        87,725          321,372            --           --             --           --
Retained by AXA Equitable in Separate
 Account FP..............................        17,067           78,601         8,218      137,677         84,378       17,472
                                            -----------     ------------   -----------  -----------   ------------  -----------
TOTAL NET ASSETS.........................   $88,991,778     $334,523,584   $29,713,101  $50,352,837   $160,601,176  $28,988,210
                                            ===========     ============   ===========  ===========   ============  ===========

Investments in shares of the Portfolios,
 at cost.................................   $89,652,686     $311,886,721   $23,642,540  $40,167,548   $119,068,309  $25,285,320

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                             EQ/MFS
                                          INTERNATIONAL  EQ/MID CAP    EQ/MONEY   EQ/PIMCO ULTRA EQ/QUALITY     EQ/SMALL
                                             GROWTH*       INDEX*      MARKET*     SHORT BOND*   BOND PLUS*  COMPANY INDEX*
                                          ------------- ------------ ------------ -------------- ----------- --------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value...........................  $51,192,265  $157,132,247 $165,033,382  $33,270,859   $45,401,922  $101,479,813
Receivable for shares of the Portfolios
 sold....................................           --            --           --           --            --        60,585
Receivable for policy-related
 transactions............................        6,125       200,410           --        1,754        29,992            --
                                           -----------  ------------ ------------  -----------   -----------  ------------
   Total assets..........................   51,198,390   157,332,657  165,033,382   33,272,613    45,431,914   101,540,398
                                           -----------  ------------ ------------  -----------   -----------  ------------

LIABILITIES:
Payable for shares of the Portfolios
 purchased...............................        6,125       200,409    4,248,136        1,754        31,863            --
Payable for policy-related transactions..           --            --    6,304,898           --            --        60,585
                                           -----------  ------------ ------------  -----------   -----------  ------------
   Total liabilities.....................        6,125       200,409   10,553,034        1,754        31,863        60,585
                                           -----------  ------------ ------------  -----------   -----------  ------------
NET ASSETS...............................  $51,192,265  $157,132,248 $154,480,348  $33,270,859   $45,400,051  $101,479,813
                                           ===========  ============ ============  ===========   ===========  ============

NET ASSETS:
Accumulation unit values.................  $51,191,984  $157,103,092 $154,079,046  $33,268,760   $45,274,714  $101,447,360
Accumulation nonunitized.................           --            --      386,261           --        54,329            --
Retained by AXA Equitable in Separate
 Account FP..............................          281        29,156       15,041        2,099        71,008        32,453
                                           -----------  ------------ ------------  -----------   -----------  ------------
TOTAL NET ASSETS.........................  $51,192,265  $157,132,248 $154,480,348  $33,270,859   $45,400,051  $101,479,813
                                           ===========  ============ ============  ===========   ===========  ============

Investments in shares of the Portfolios,
 at cost.................................  $42,534,271  $119,566,932 $165,033,635  $33,261,618   $47,201,365  $ 94,012,054

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                FIDELITY(R) VIP                                 FIDELITY(R) VIP
                                      EQ/T. ROWE                ASSET MANAGER:  FIDELITY(R) VIP FIDELITY(R) VIP   GOVERNMENT
                                     PRICE GROWTH EQ/UBS GROWTH     GROWTH       CONTRAFUND(R)   EQUITY-INCOME   MONEY MARKET
                                        STOCK*      & INCOME*      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                     ------------ ------------- --------------- --------------- --------------- ---------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.......... $112,079,477  $16,096,068    $1,591,314     $104,151,301     $1,804,413      $1,089,358
Receivable for shares of the
 Portfolios sold....................           --       58,387            --           80,483             --             429
Receivable for policy-related
 transactions.......................       56,100           --            --               --          1,456              --
                                     ------------  -----------    ----------     ------------     ----------      ----------
   Total assets.....................  112,135,577   16,154,455     1,591,314      104,231,784      1,805,869       1,089,787
                                     ------------  -----------    ----------     ------------     ----------      ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased...............       56,100           --            --               --          1,456              --
Payable for policy-related
 transactions.......................           --       58,387            --           80,484             --             429
                                     ------------  -----------    ----------     ------------     ----------      ----------
   Total liabilities................       56,100       58,387            --           80,484          1,456             429
                                     ------------  -----------    ----------     ------------     ----------      ----------
NET ASSETS.......................... $112,079,477  $16,096,068    $1,591,314     $104,151,300     $1,804,413      $1,089,358
                                     ============  ===========    ==========     ============     ==========      ==========

NET ASSETS:
Accumulation unit values............ $111,912,923  $16,096,064    $1,590,343     $104,145,782     $1,798,356      $1,089,267
Retained by AXA Equitable in
 Separate Account FP................      166,554            4           971            5,518          6,057              91
                                     ------------  -----------    ----------     ------------     ----------      ----------
TOTAL NET ASSETS.................... $112,079,477  $16,096,068    $1,591,314     $104,151,300     $1,804,413      $1,089,358
                                     ============  ===========    ==========     ============     ==========      ==========

Investments in shares of the
 Portfolios, at cost................ $ 85,282,639  $14,256,400    $1,484,212     $ 92,367,478     $1,643,713      $1,089,358

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                            FIDELITY(R) VIP                 FIDELITY(R) VIP                                     FIDELITY(R) VIP
                               GROWTH &     FIDELITY(R) VIP   INVESTMENT                        FIDELITY(R) VIP      VALUE
                                INCOME        HIGH INCOME     GRADE BOND    FIDELITY(R) VIP MID      VALUE        STRATEGIES
                               PORTFOLIO       PORTFOLIO       PORTFOLIO       CAP PORTFOLIO       PORTFOLIO       PORTFOLIO
                            --------------- --------------- --------------- ------------------- --------------- ---------------
ASSETS:
Investments in shares of
 the Portfolios, at fair
 value.....................   $10,173,654     $4,070,805      $16,363,098       $31,644,996        $826,046        $529,098
Receivable for shares of
 the Portfolios sold.......            --             --               --           102,253              --              --
Receivable for
 policy-related
 transactions..............         1,296         21,169          129,644                --           3,700              --
                              -----------     ----------      -----------       -----------        --------        --------
   Total assets............    10,174,950      4,091,974       16,492,742        31,747,249         829,746         529,098
                              -----------     ----------      -----------       -----------        --------        --------

LIABILITIES:
Payable for shares of the
 Portfolios purchased......         1,296         21,170          129,644                --           3,700              --
Payable for policy-related
 transactions..............            --             --               --           102,254              --              --
                              -----------     ----------      -----------       -----------        --------        --------
   Total liabilities.......         1,296         21,170          129,644           102,254           3,700              --
                              -----------     ----------      -----------       -----------        --------        --------
NET ASSETS.................   $10,173,654     $4,070,804      $16,363,098       $31,644,995        $826,046        $529,098
                              ===========     ==========      ===========       ===========        ========        ========

NET ASSETS:
Accumulation unit values...   $10,171,065     $4,070,652      $16,362,480       $31,628,170        $807,920        $528,830
Retained by AXA Equitable
 in Separate Account FP....         2,589            152              618            16,825          18,126             268
                              -----------     ----------      -----------       -----------        --------        --------
TOTAL NET ASSETS...........   $10,173,654     $4,070,804      $16,363,098       $31,644,995        $826,046        $529,098
                              ===========     ==========      ===========       ===========        ========        ========

Investments in shares of
 the Portfolios, at cost...   $ 8,787,774     $4,092,070      $16,345,443       $27,688,927        $744,414        $507,150

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                       FRANKLIN    FRANKLIN RISING FRANKLIN SMALL    FRANKLIN     GOLDMAN SACHS INVESCO V.I.
                                     MUTUAL SHARES  DIVIDENDS VIP  CAP VALUE VIP     STRATEGIC     VIT MID CAP   DIVERSIFIED
                                       VIP FUND         FUND            FUND      INCOME VIP FUND  VALUE FUND   DIVIDEND FUND
                                     ------------- --------------- -------------- --------------- ------------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value..........  $10,881,114    $58,784,953    $12,259,399     $34,678,532    $12,723,363   $14,464,649
Receivable for shares of the
 Portfolios sold....................      165,416             --         10,837              --             --       168,706
Receivable for policy-related
 transactions.......................           --          6,499             --          11,053            902            --
                                      -----------    -----------    -----------     -----------    -----------   -----------
   Total assets.....................   11,046,530     58,791,452     12,270,236      34,689,585     12,724,265    14,633,355
                                      -----------    -----------    -----------     -----------    -----------   -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased...............           --          6,499             --          11,053            902            --
Payable for policy-related
 transactions.......................      165,416             --         10,838              --             --       168,706
                                      -----------    -----------    -----------     -----------    -----------   -----------
   Total liabilities................      165,416          6,499         10,838          11,053            902       168,706
                                      -----------    -----------    -----------     -----------    -----------   -----------
NET ASSETS..........................  $10,881,114    $58,784,953    $12,259,398     $34,678,532    $12,723,363   $14,464,649
                                      ===========    ===========    ===========     ===========    ===========   ===========

NET ASSETS:
Accumulation unit values............  $10,880,974    $58,783,857    $12,255,975     $34,676,497    $12,722,263   $14,464,633
Retained by AXA Equitable in
 Separate Account FP................          140          1,096          3,423           2,035          1,100            16
                                      -----------    -----------    -----------     -----------    -----------   -----------
TOTAL NET ASSETS....................  $10,881,114    $58,784,953    $12,259,398     $34,678,532    $12,723,363   $14,464,649
                                      ===========    ===========    ===========     ===========    ===========   ===========

Investments in shares of the
 Portfolios, at cost................  $10,612,462    $53,072,266    $11,420,321     $35,872,254    $12,363,999   $13,718,350

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                       INVESCO V.I. INVESCO V.I.  INVESCO V.I. MID INVESCO V.I.
                                       GLOBAL REAL  INTERNATIONAL     CAP CORE      SMALL CAP   IVY VIP DIVIDEND
                                       ESTATE FUND   GROWTH FUND    EQUITY FUND    EQUITY FUND   OPPORTUNITIES   IVY VIP ENERGY
                                       ------------ ------------- ---------------- ------------ ---------------- --------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............ $38,103,008   $38,696,743     $3,804,073     $5,917,440     $1,025,378     $14,859,041
Receivable for shares of the
 Portfolios sold......................      53,544        86,971         19,194         31,552        154,636              --
Receivable for policy-related
 transactions.........................          --            --             --             --             --          28,667
                                       -----------   -----------     ----------     ----------     ----------     -----------
   Total assets.......................  38,156,552    38,783,714      3,823,267      5,948,992      1,180,014      14,887,708
                                       -----------   -----------     ----------     ----------     ----------     -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................          --            --             --             --             --          28,667
Payable for policy-related
 transactions.........................      53,545        86,970         19,144         31,552        154,636              --
                                       -----------   -----------     ----------     ----------     ----------     -----------
   Total liabilities..................      53,545        86,970         19,144         31,552        154,636          28,667
                                       -----------   -----------     ----------     ----------     ----------     -----------
NET ASSETS............................ $38,103,007   $38,696,744     $3,804,123     $5,917,440     $1,025,378     $14,859,041
                                       ===========   ===========     ==========     ==========     ==========     ===========

NET ASSETS:
Accumulation unit values.............. $38,102,904   $38,696,711     $3,804,123     $5,917,302     $1,019,759     $14,858,678
Retained by AXA Equitable in Separate
 Account FP...........................         103            33             --            138          5,619             363
                                       -----------   -----------     ----------     ----------     ----------     -----------
TOTAL NET ASSETS...................... $38,103,007   $38,696,744     $3,804,123     $5,917,440     $1,025,378     $14,859,041
                                       ===========   ===========     ==========     ==========     ==========     ===========

Investments in shares of the
 Portfolios, at cost.................. $36,816,991   $34,390,405     $3,588,266     $5,926,818     $  946,542     $15,245,093

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                         LAZARD
                                                                                                       RETIREMENT      MFS(R)
                                                                       IVY VIP SCIENCE                  EMERGING    INTERNATIONAL
                                          IVY VIP HIGH IVY VIP MID CAP       AND       IVY VIP SMALL MARKETS EQUITY     VALUE
                                             INCOME        GROWTH        TECHNOLOGY     CAP GROWTH     PORTFOLIO      PORTFOLIO
                                          ------------ --------------- --------------- ------------- -------------- -------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value........................... $32,857,092    $32,205,568     $30,718,966    $12,406,124   $66,988,977   $108,427,034
Receivable for shares of the Portfolios
 sold....................................      21,514         15,700         197,318         47,835       110,710        442,452
                                          -----------    -----------     -----------    -----------   -----------   ------------
   Total assets..........................  32,878,606     32,221,268      30,916,284     12,453,959    67,099,687    108,869,486
                                          -----------    -----------     -----------    -----------   -----------   ------------

LIABILITIES:
Payable for policy-related transactions..      21,514         15,700         197,318         47,835       110,711        442,398
                                          -----------    -----------     -----------    -----------   -----------   ------------
   Total liabilities.....................      21,514         15,700         197,318         47,835       110,711        442,398
                                          -----------    -----------     -----------    -----------   -----------   ------------
NET ASSETS............................... $32,857,092    $32,205,568     $30,718,966    $12,406,124   $66,988,976   $108,427,088
                                          ===========    ===========     ===========    ===========   ===========   ============

NET ASSETS:
Accumulation unit values................. $32,857,059    $32,199,923     $30,717,498    $12,406,084   $66,973,121   $108,427,088
Retained by AXA Equitable in Separate
 Account FP..............................          33          5,645           1,468             40        15,855             --
                                          -----------    -----------     -----------    -----------   -----------   ------------
TOTAL NET ASSETS......................... $32,857,092    $32,205,568     $30,718,966    $12,406,124   $66,988,976   $108,427,088
                                          ===========    ===========     ===========    ===========   ===========   ============

Investments in shares of the Portfolios,
 at cost................................. $32,405,360    $27,804,953     $27,529,445    $11,152,530   $58,066,156   $ 89,365,989

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                              MFS(R)
                                                           MASSACHUSETTS
                                                             INVESTORS                    MULTIMANAGER              MULTIMANAGER
                                          MFS(R) INVESTORS GROWTH STOCK  MFS(R) UTILITIES  AGGRESSIVE  MULTIMANAGER   MID CAP
                                            TRUST SERIES     PORTFOLIO        SERIES        EQUITY*     CORE BOND*    GROWTH*
                                          ---------------- ------------- ---------------- ------------ ------------ ------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value...........................    $4,026,553     $4,740,754      $2,268,118    $457,188,147 $64,643,113  $29,766,783
Receivable for shares of the Portfolios
 sold....................................            --             --          29,550         160,803          --       11,071
Receivable for policy-related
 transactions............................           311            663              --              --      21,074           --
                                             ----------     ----------      ----------    ------------ -----------  -----------
   Total assets..........................     4,026,864      4,741,417       2,297,668     457,348,950  64,664,187   29,777,854
                                             ----------     ----------      ----------    ------------ -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased...............................           311            663              --              --      21,074           --
Payable for policy-related transactions..            --             --          29,550         211,333          --       11,071
                                             ----------     ----------      ----------    ------------ -----------  -----------
   Total liabilities.....................           311            663          29,550         211,333      21,074       11,071
                                             ----------     ----------      ----------    ------------ -----------  -----------
NET ASSETS...............................    $4,026,553     $4,740,754      $2,268,118    $457,137,617 $64,643,113  $29,766,783
                                             ==========     ==========      ==========    ============ ===========  ===========

NET ASSETS:
Accumulation unit values.................    $4,026,553     $4,740,535      $2,268,094    $456,294,337 $64,627,860  $29,641,609
Accumulation nonunitized.................            --             --              --         756,301          --           --
Retained by AXA Equitable in Separate
 Account FP..............................            --            219              24          86,979      15,253      125,174
                                             ----------     ----------      ----------    ------------ -----------  -----------
TOTAL NET ASSETS.........................    $4,026,553     $4,740,754      $2,268,118    $457,137,617 $64,643,113  $29,766,783
                                             ==========     ==========      ==========    ============ ===========  ===========

Investments in shares of the Portfolios,
 at cost.................................    $3,691,808     $4,261,563      $2,153,917    $191,285,122 $66,386,136  $26,627,848

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                          PIMCO
                                                                                      COMMODITYREAL
                                                                            NATURAL     RETURN(R)   PIMCO REAL  PIMCO TOTAL
                                                MULTIMANAGER  MULTIMANAGER RESOURCES    STRATEGY      RETURN      RETURN
                                               MID CAP VALUE* TECHNOLOGY*  PORTFOLIO    PORTFOLIO   PORTFOLIO    PORTFOLIO
                                               -------------- ------------ ---------- ------------- ----------- -----------
ASSETS:
Investments in shares of the Portfolios, at
 fair value...................................  $41,221,508   $127,676,999 $4,277,078  $10,612,826  $24,379,128 $64,564,903
Receivable for shares of the Portfolios sold..           --         47,799    175,446           --           --     324,671
Receivable for policy-related transactions....       17,215             --         --        7,616      335,965          --
                                                -----------   ------------ ----------  -----------  ----------- -----------
   Total assets...............................   41,238,723    127,724,798  4,452,524   10,620,442   24,715,093  64,889,574
                                                -----------   ------------ ----------  -----------  ----------- -----------

LIABILITIES:
Payable for shares of the Portfolios purchased       17,214             --         --        7,615      333,314          --
Payable for policy-related transactions.......           --         47,799    175,428           --           --     324,672
                                                -----------   ------------ ----------  -----------  ----------- -----------
   Total liabilities..........................       17,214         47,799    175,428        7,615      333,314     324,672
                                                -----------   ------------ ----------  -----------  ----------- -----------
NET ASSETS....................................  $41,221,509   $127,676,999 $4,277,096  $10,612,827  $24,381,779 $64,564,902
                                                ===========   ============ ==========  ===========  =========== ===========

NET ASSETS:
Accumulation unit values......................  $40,973,832   $127,592,382 $4,277,096  $10,603,466  $24,362,068 $64,558,086
Retained by AXA Equitable in Separate Account
 FP...........................................      247,677         84,617         --        9,361       19,711       6,816
                                                -----------   ------------ ----------  -----------  ----------- -----------
TOTAL NET ASSETS..............................  $41,221,509   $127,676,999 $4,277,096  $10,612,827  $24,381,779 $64,564,902
                                                ===========   ============ ==========  ===========  =========== ===========

Investments in shares of the Portfolios, at
 cost.........................................  $25,145,343   $ 86,241,851 $4,086,312  $13,322,936  $24,982,431 $65,157,493

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                  T. ROWE PRICE
                                                   T. ROWE PRICE      HEALTH
                                                   EQUITY INCOME     SCIENCES    TARGET 2015 TARGET 2025 TARGET 2035 TARGET 2045
                                                   PORTFOLIO - II PORTFOLIO - II ALLOCATION* ALLOCATION* ALLOCATION* ALLOCATION*
                                                   -------------- -------------- ----------- ----------- ----------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair
 value............................................  $13,994,976     $6,158,535   $1,892,475  $7,645,472  $3,313,129  $1,777,373
Receivable for shares of the Portfolios sold......           --        292,554           --       1,050          --           1
Receivable for policy-related transactions........        1,210             --          600          --       1,265          --
                                                    -----------     ----------   ----------  ----------  ----------  ----------
   Total assets...................................   13,996,186      6,451,089    1,893,075   7,646,522   3,314,394   1,777,374
                                                    -----------     ----------   ----------  ----------  ----------  ----------

LIABILITIES:
Payable for shares of the Portfolios purchased....        1,210             --          600          --       1,239          --
Payable for policy-related transactions...........           --        292,555           --       1,050          --           1
                                                    -----------     ----------   ----------  ----------  ----------  ----------
   Total liabilities..............................        1,210        292,555          600       1,050       1,239           1
                                                    -----------     ----------   ----------  ----------  ----------  ----------
NET ASSETS........................................  $13,994,976     $6,158,534   $1,892,475  $7,645,472  $3,313,155  $1,777,373
                                                    ===========     ==========   ==========  ==========  ==========  ==========

NET ASSETS:
Accumulation unit values..........................  $13,994,487     $6,153,962   $1,892,441  $7,645,459  $3,313,155  $1,775,895
Retained by AXA Equitable in Separate Account FP..          489          4,572           34          13          --       1,478
                                                    -----------     ----------   ----------  ----------  ----------  ----------
TOTAL NET ASSETS..................................  $13,994,976     $6,158,534   $1,892,475  $7,645,472  $3,313,155  $1,777,373
                                                    ===========     ==========   ==========  ==========  ==========  ==========

Investments in shares of the Portfolios, at cost..  $13,671,258     $5,585,856   $1,824,319  $7,018,269  $2,972,173  $1,569,871

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                                   VANGUARD
                                                                TEMPLETON                                     VARIABLE INSURANCE
                                                               DEVELOPING   TEMPLETON  TEMPLETON  VANECK VIP        FUND -
                                                   TARGET 2055 MARKETS VIP GLOBAL BOND GROWTH VIP GLOBAL HARD    EQUITY INDEX
                                                   ALLOCATION*    FUND      VIP FUND      FUND    ASSETS FUND     PORTFOLIO
                                                   ----------- ----------- ----------- ---------- ----------- ------------------
ASSETS:
Investments in shares of the Portfolios, at fair
 value............................................  $606,368   $17,444,221 $45,630,838 $5,261,741 $12,427,969     $8,911,906
Receivable for shares of the Portfolios sold......        --            --      84,062         --          --             --
Receivable for policy-related transactions........       585         5,624          --         36      82,745        145,584
                                                    --------   ----------- ----------- ---------- -----------     ----------
   Total assets...................................   606,953    17,449,845  45,714,900  5,261,777  12,510,714      9,057,490
                                                    --------   ----------- ----------- ---------- -----------     ----------

LIABILITIES:
Payable for shares of the Portfolios purchased....       585         5,623          --         36      82,745        145,584
Payable for policy-related transactions...........        --            --      84,061         --          --             --
                                                    --------   ----------- ----------- ---------- -----------     ----------
   Total liabilities..............................       585         5,623      84,061         36      82,745        145,584
                                                    --------   ----------- ----------- ---------- -----------     ----------
NET ASSETS........................................  $606,368   $17,444,222 $45,630,839 $5,261,741 $12,427,969     $8,911,906
                                                    ========   =========== =========== ========== ===========     ==========

NET ASSETS:
Accumulation unit values..........................  $606,368   $17,444,222 $45,630,394 $5,259,639 $12,427,279     $8,898,431
Retained by AXA Equitable in Separate Account FP..        --            --         445      2,102         690         13,475
                                                    --------   ----------- ----------- ---------- -----------     ----------
TOTAL NET ASSETS..................................  $606,368   $17,444,222 $45,630,839 $5,261,741 $12,427,969     $8,911,906
                                                    ========   =========== =========== ========== ===========     ==========

Investments in shares of the Portfolios, at cost..  $535,486   $14,590,280 $47,700,012 $4,719,805 $12,240,180     $7,320,057

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

                                                                              SHARE CLASS** PORTFOLIO SHARES HELD
                                                                            --------------- ---------------------
1290 VT CONVERTIBLE SECURITIES.............................................       B                  54,788

1290 VT DOUBLELINE DYNAMIC ALLOCATION......................................       B               1,068,830

1290 VT DOUBLELINE OPPORTUNISTIC BOND......................................       B                  19,929

1290 VT EQUITY INCOME......................................................       A                 924,571
1290 VT EQUITY INCOME......................................................       B               2,778,609

1290 VT GAMCO MERGERS & ACQUISITIONS.......................................       A                  76,009
1290 VT GAMCO MERGERS & ACQUISITIONS.......................................       B               1,175,323

1290 VT GAMCO SMALL COMPANY VALUE..........................................       A                 105,348
1290 VT GAMCO SMALL COMPANY VALUE..........................................       B               3,036,185

1290 VT SMARTBETA EQUITY...................................................       B                  45,850

1290 VT SOCIALLY RESPONSIBLE...............................................       A                  39,314
1290 VT SOCIALLY RESPONSIBLE...............................................       B                 255,643

ALL ASSET GROWTH-ALT 20....................................................       B               1,363,936

AMERICAN CENTURY VP MID CAP VALUE FUND.....................................    CLASS II           2,448,888

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/....    CLASS 4              295,321

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R).......................    CLASS 4              508,629

AXA 400 MANAGED VOLATILITY.................................................       B                 239,848

AXA 500 MANAGED VOLATILITY.................................................       B                 408,118

AXA 2000 MANAGED VOLATILITY................................................       B                 209,359

AXA AGGRESSIVE ALLOCATION..................................................       A               5,335,938
AXA AGGRESSIVE ALLOCATION..................................................       B               7,708,702

AXA BALANCED STRATEGY......................................................       B               2,360,509

AXA CONSERVATIVE ALLOCATION................................................       A               2,264,452
AXA CONSERVATIVE ALLOCATION................................................       B                 761,904

AXA CONSERVATIVE GROWTH STRATEGY...........................................       B                 516,708

AXA CONSERVATIVE STRATEGY..................................................       B                 218,261

AXA CONSERVATIVE-PLUS ALLOCATION...........................................       A               1,798,853
AXA CONSERVATIVE-PLUS ALLOCATION...........................................       B               1,482,798

AXA GLOBAL EQUITY MANAGED VOLATILITY.......................................       A               1,695,984
AXA GLOBAL EQUITY MANAGED VOLATILITY.......................................       B               6,254,313

AXA GROWTH STRATEGY........................................................       B               3,400,043

AXA INTERNATIONAL CORE MANAGED VOLATILITY..................................       A               1,361,192
AXA INTERNATIONAL CORE MANAGED VOLATILITY..................................       B               4,227,289

AXA INTERNATIONAL MANAGED VOLATILITY.......................................       B                 257,456

AXA INTERNATIONAL VALUE MANAGED VOLATILITY.................................       A               1,306,364
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.................................       B               4,777,548

AXA LARGE CAP CORE MANAGED VOLATILITY......................................       A                 438,550
AXA LARGE CAP CORE MANAGED VOLATILITY......................................       B               2,383,169

AXA LARGE CAP GROWTH MANAGED VOLATILITY....................................       A               1,500,746
AXA LARGE CAP GROWTH MANAGED VOLATILITY....................................       B               6,990,949

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                              SHARE CLASS** PORTFOLIO SHARES HELD
                                                                            --------------- ---------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY.....................................        A             14,665,216
AXA LARGE CAP VALUE MANAGED VOLATILITY.....................................        B              7,224,716

AXA MID CAP VALUE MANAGED VOLATILITY.......................................        A             11,294,820
AXA MID CAP VALUE MANAGED VOLATILITY.......................................        B                814,866

AXA MODERATE ALLOCATION....................................................        A             51,489,278
AXA MODERATE ALLOCATION....................................................        B             10,847,537

AXA MODERATE GROWTH STRATEGY...............................................        B              6,407,731

AXA MODERATE-PLUS ALLOCATION...............................................        A             16,513,809
AXA MODERATE-PLUS ALLOCATION...............................................        B             23,302,327

AXA/AB SMALL CAP GROWTH....................................................        A              7,003,541
AXA/AB SMALL CAP GROWTH....................................................        B              3,784,408

AXA/CLEARBRIDGE LARGE CAP GROWTH...........................................        A              1,011,256
AXA/CLEARBRIDGE LARGE CAP GROWTH...........................................        B              5,995,361

AXA/JANUS ENTERPRISE.......................................................        A              1,158,999
AXA/JANUS ENTERPRISE.......................................................        B              1,414,394

AXA/LOOMIS SAYLES GROWTH...................................................        A              1,790,151
AXA/LOOMIS SAYLES GROWTH...................................................        B              2,849,590

BLACKROCK GLOBAL ALLOCATION V.I. FUND......................................    CLASS III            287,800

CHARTER/SM/ MULTI-SECTOR BOND..............................................        A             15,210,940
CHARTER/SM/ MULTI-SECTOR BOND..............................................        B              4,102,436

CHARTER/SM/ SMALL CAP GROWTH...............................................        B                916,606

CHARTER/SM/ SMALL CAP VALUE................................................        A                788,609
CHARTER/SM/ SMALL CAP VALUE................................................        B                936,638

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO.....................................    CLASS II              15,623

EQ/BLACKROCK BASIC VALUE EQUITY............................................        A              1,695,012
EQ/BLACKROCK BASIC VALUE EQUITY............................................        B              6,898,732

EQ/CAPITAL GUARDIAN RESEARCH...............................................        A                614,294
EQ/CAPITAL GUARDIAN RESEARCH...............................................        B              4,080,174

EQ/COMMON STOCK INDEX......................................................        A             44,268,759
EQ/COMMON STOCK INDEX......................................................        B              6,691,550

EQ/CORE BOND INDEX.........................................................        A              2,660,294
EQ/CORE BOND INDEX.........................................................        B              2,599,184

EQ/EQUITY 500 INDEX........................................................        A             13,655,839
EQ/EQUITY 500 INDEX........................................................        B              6,204,339

EQ/GLOBAL BOND PLUS........................................................        A                871,821
EQ/GLOBAL BOND PLUS........................................................        B              1,003,125

EQ/INTERMEDIATE GOVERNMENT BOND............................................        A              6,859,564
EQ/INTERMEDIATE GOVERNMENT BOND............................................        B              1,897,741

EQ/INTERNATIONAL EQUITY INDEX..............................................        A             26,943,738
EQ/INTERNATIONAL EQUITY INDEX..............................................        B              6,435,957

EQ/INVESCO COMSTOCK........................................................        A                779,880
EQ/INVESCO COMSTOCK........................................................        B                823,267

EQ/JPMORGAN VALUE OPPORTUNITIES............................................        A                246,935
EQ/JPMORGAN VALUE OPPORTUNITIES............................................        B              2,318,210

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                              SHARE CLASS** PORTFOLIO SHARES HELD
                                                                            --------------- ---------------------
EQ/LARGE CAP GROWTH INDEX..................................................        A               1,437,297
EQ/LARGE CAP GROWTH INDEX..................................................        B               9,865,852

EQ/LARGE CAP VALUE INDEX...................................................        A               1,496,699
EQ/LARGE CAP VALUE INDEX...................................................        B               1,637,960

EQ/MFS INTERNATIONAL GROWTH................................................        B               6,141,834

EQ/MID CAP INDEX...........................................................        A               2,526,301
EQ/MID CAP INDEX...........................................................        B               7,833,385

EQ/MONEY MARKET............................................................        A             110,919,856
EQ/MONEY MARKET............................................................        B              54,057,174

EQ/PIMCO ULTRA SHORT BOND..................................................        A               1,593,259
EQ/PIMCO ULTRA SHORT BOND..................................................        B               1,755,496

EQ/QUALITY BOND PLUS.......................................................        A               3,047,127
EQ/QUALITY BOND PLUS.......................................................        B               2,317,467

EQ/SMALL COMPANY INDEX.....................................................        A               4,789,853
EQ/SMALL COMPANY INDEX.....................................................        B               3,763,893

EQ/T. ROWE PRICE GROWTH STOCK..............................................        A                 220,936
EQ/T. ROWE PRICE GROWTH STOCK..............................................        B               2,182,394

EQ/UBS GROWTH & INCOME.....................................................        B               1,589,584

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO............................ SERVICE CLASS 2           83,974

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.................................... SERVICE CLASS 2        2,811,101

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.................................... SERVICE CLASS 2           77,376

FIDELITY(R) VIP GOVERNMENT MONEY MARKET PORTFOLIO.......................... SERVICE CLASS 2        1,089,357

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.................................. SERVICE CLASS 2          457,860

FIDELITY(R) VIP HIGH INCOME PORTFOLIO...................................... SERVICE CLASS 2          772,449

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO............................ SERVICE CLASS 2        1,310,096

FIDELITY(R) VIP MID CAP PORTFOLIO.......................................... SERVICE CLASS 2          837,391

FIDELITY(R) VIP VALUE PORTFOLIO............................................ SERVICE CLASS 2           51,148

FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO................................. SERVICE CLASS 2           36,794

FRANKLIN MUTUAL SHARES VIP FUND............................................     CLASS 2              534,436

FRANKLIN RISING DIVIDENDS VIP FUND.........................................     CLASS 2            2,065,529

FRANKLIN SMALL CAP VALUE VIP FUND..........................................     CLASS 2              619,162

FRANKLIN STRATEGIC INCOME VIP FUND.........................................     CLASS 2            3,210,975

GOLDMAN SACHS VIT MID CAP VALUE FUND....................................... SERVICE SHARES           750,641

INVESCO V.I. DIVERSIFIED DIVIDEND FUND.....................................    SERIES II             535,529

INVESCO V.I. GLOBAL REAL ESTATE FUND.......................................    SERIES II           2,259,965

INVESCO V.I. INTERNATIONAL GROWTH FUND.....................................    SERIES II             983,899

INVESCO V.I. MID CAP CORE EQUITY FUND......................................    SERIES II             269,601

INVESCO V.I. SMALL CAP EQUITY FUND.........................................    SERIES II             310,627

IVY VIP DIVIDEND OPPORTUNITIES.............................................    CLASS II              119,491

IVY VIP ENERGY.............................................................    CLASS II            2,531,870

IVY VIP HIGH INCOME........................................................    CLASS II            9,033,126

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                SHARE CLASS**    PORTFOLIO SHARES HELD
                                                                            -------------------- ---------------------
IVY VIP MID CAP GROWTH.....................................................       CLASS II             2,774,190

IVY VIP SCIENCE AND TECHNOLOGY.............................................       CLASS II             1,136,161

IVY VIP SMALL CAP GROWTH...................................................       CLASS II             1,066,900

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........................    SERVICE SHARES          2,839,719

MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................................    SERVICE CLASS           3,900,253

MFS(R) INVESTORS TRUST SERIES..............................................    SERVICE CLASS             135,620

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO......................    SERVICE CLASS             257,930

MFS(R) UTILITIES SERIES....................................................    SERVICE CLASS              78,265

MULTIMANAGER AGGRESSIVE EQUITY.............................................          A                 6,910,316
MULTIMANAGER AGGRESSIVE EQUITY.............................................          B                   538,327

MULTIMANAGER CORE BOND.....................................................          A                 2,029,607
MULTIMANAGER CORE BOND.....................................................          B                 4,514,615

MULTIMANAGER MID CAP GROWTH................................................          A                 1,217,155
MULTIMANAGER MID CAP GROWTH................................................          B                 1,734,724

MULTIMANAGER MID CAP VALUE.................................................          A                   597,177
MULTIMANAGER MID CAP VALUE.................................................          B                 1,870,387

MULTIMANAGER TECHNOLOGY....................................................          A                   823,519
MULTIMANAGER TECHNOLOGY....................................................          B                 4,074,296

NATURAL RESOURCES PORTFOLIO................................................       CLASS II               164,124

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO............................    ADVISOR CLASS           1,465,860

PIMCO REAL RETURN PORTFOLIO................................................    ADVISOR CLASS           1,962,893

PIMCO TOTAL RETURN PORTFOLIO...............................................    ADVISOR CLASS           5,901,728

T. ROWE PRICE EQUITY INCOME PORTFOLIO - II.................................       CLASS II               479,937

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II...............................       CLASS II               151,204

TARGET 2015 ALLOCATION.....................................................          B                   204,502

TARGET 2025 ALLOCATION.....................................................          B                   673,347

TARGET 2035 ALLOCATION.....................................................          B                   279,967

TARGET 2045 ALLOCATION.....................................................          B                   149,005

TARGET 2055 ALLOCATION.....................................................          B                    53,888

TEMPLETON DEVELOPING MARKETS VIP FUND......................................       CLASS 2              1,705,202

TEMPLETON GLOBAL BOND VIP FUND.............................................       CLASS 2              2,763,830

TEMPLETON GROWTH VIP FUND..................................................       CLASS 2                329,477

VANECK VIP GLOBAL HARD ASSETS FUND.........................................    CLASS S SHARES            543,418

VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX PORTFOLIO.................. INVESTOR SHARE CLASS         216,466

-----------
The accompanying notes are an integral part of these financial statements.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

                                    FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017


The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

                                                                                                              UNITS
                                                                       CONTRACT                            OUTSTANDING
                                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                       -------- --------------- ---------- -----------
1290 VT CONVERTIBLE SECURITIES........................................  0.00%         B          $ 12.73         1
1290 VT CONVERTIBLE SECURITIES........................................  0.00%         B          $127.30         2
1290 VT CONVERTIBLE SECURITIES........................................  0.60%         B          $126.04         3

1290 VT DOUBLELINE DYNAMIC ALLOCATION.................................  0.00%         B          $ 11.34       174
1290 VT DOUBLELINE DYNAMIC ALLOCATION.................................  0.00%         B          $123.19        79
1290 VT DOUBLELINE DYNAMIC ALLOCATION.................................  0.60%         B          $119.80         5
1290 VT DOUBLELINE DYNAMIC ALLOCATION.................................  0.90%         B          $118.13        --

1290 VT DOUBLELINE OPPORTUNISTIC BOND.................................  0.00%         B          $ 10.21         1
1290 VT DOUBLELINE OPPORTUNISTIC BOND.................................  0.00%         B          $102.13         2
1290 VT DOUBLELINE OPPORTUNISTIC BOND.................................  0.60%         B          $101.73        --

1290 VT EQUITY INCOME.................................................  0.00%         A          $187.61         4
1290 VT EQUITY INCOME.................................................  0.60%         A          $175.92        25
1290 VT EQUITY INCOME.................................................  0.80%         A          $172.16        --
1290 VT EQUITY INCOME.................................................  0.90%         A          $170.32         3
1290 VT EQUITY INCOME.................................................  0.00%         B          $258.51        56
1290 VT EQUITY INCOME.................................................  0.60%         B          $173.85        15

1290 VT GAMCO MERGERS & ACQUISITIONS..................................  0.00%         A          $ 14.91        41
1290 VT GAMCO MERGERS & ACQUISITIONS..................................  0.00%         A          $149.14         3
1290 VT GAMCO MERGERS & ACQUISITIONS..................................  0.00%         B          $153.41        14
1290 VT GAMCO MERGERS & ACQUISITIONS..................................  0.00%         B          $191.34        38
1290 VT GAMCO MERGERS & ACQUISITIONS..................................  0.60%         B          $143.85        36
1290 VT GAMCO MERGERS & ACQUISITIONS..................................  0.80%         B          $140.78        --
1290 VT GAMCO MERGERS & ACQUISITIONS..................................  0.90%         B          $139.27         5

1290 VT GAMCO SMALL COMPANY VALUE.....................................  0.00%         A          $ 25.05       188
1290 VT GAMCO SMALL COMPANY VALUE.....................................  0.00%         A          $250.51         8
1290 VT GAMCO SMALL COMPANY VALUE.....................................  0.00%         B          $287.77        14
1290 VT GAMCO SMALL COMPANY VALUE.....................................  0.00%         B          $440.57       279
1290 VT GAMCO SMALL COMPANY VALUE.....................................  0.60%         B          $269.84       219
1290 VT GAMCO SMALL COMPANY VALUE.....................................  0.80%         B          $264.08         1
1290 VT GAMCO SMALL COMPANY VALUE.....................................  0.90%         B          $261.25        19

1290 VT SMARTBETA EQUITY..............................................  0.00%         B          $ 12.61        18
1290 VT SMARTBETA EQUITY..............................................  0.00%         B          $126.07         2
1290 VT SMARTBETA EQUITY..............................................  0.60%         B          $124.83         1

1290 VT SOCIALLY RESPONSIBLE..........................................  0.00%         A          $342.77         1
1290 VT SOCIALLY RESPONSIBLE..........................................  0.00%         B          $214.75         5
1290 VT SOCIALLY RESPONSIBLE..........................................  0.60%         B          $192.26        11
1290 VT SOCIALLY RESPONSIBLE..........................................  0.80%         B          $185.27        --
1290 VT SOCIALLY RESPONSIBLE..........................................  0.90%         B          $181.87        --

ALL ASSET GROWTH-ALT 20...............................................  0.00%         B          $ 12.02        82
ALL ASSET GROWTH-ALT 20...............................................  0.00%         B          $166.45       135
ALL ASSET GROWTH-ALT 20...............................................  0.60%         B          $158.92        33
ALL ASSET GROWTH-ALT 20...............................................  0.80%         B          $156.48        --
ALL ASSET GROWTH-ALT 20...............................................  0.90%         B          $155.27         1

AMERICAN CENTURY VP MID CAP VALUE FUND................................  0.00%      CLASS II      $ 25.00       192
AMERICAN CENTURY VP MID CAP VALUE FUND................................  0.00%      CLASS II      $250.02       113

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                              UNITS
                                                                       CONTRACT                            OUTSTANDING
                                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                       -------- --------------- ---------- -----------
AMERICAN CENTURY VP MID CAP VALUE FUND................................  0.60%      CLASS II      $238.72        88
AMERICAN CENTURY VP MID CAP VALUE FUND................................  0.80%      CLASS II      $235.05        --
AMERICAN CENTURY VP MID CAP VALUE FUND................................  0.90%      CLASS II      $233.24         7

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/.............................................................  0.00%      CLASS 4       $ 14.67        20
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/.............................................................  0.00%      CLASS 4       $146.74        31
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/.............................................................  0.60%      CLASS 4       $142.70        14
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/.............................................................  0.80%      CLASS 4       $141.37        --
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/.............................................................  0.90%      CLASS 4       $140.71         4

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)..................  0.00%      CLASS 4       $ 12.87       137
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)..................  0.00%      CLASS 4       $128.66        58
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)..................  0.60%      CLASS 4       $125.11        23
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)..................  0.80%      CLASS 4       $123.95        --
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)..................  0.90%      CLASS 4       $123.37         4

AXA 400 MANAGED VOLATILITY............................................  0.00%         B          $218.79        13
AXA 400 MANAGED VOLATILITY............................................  0.60%         B          $208.90        12
AXA 400 MANAGED VOLATILITY............................................  0.80%         B          $205.69        --
AXA 400 MANAGED VOLATILITY............................................  0.90%         B          $204.10        --

AXA 500 MANAGED VOLATILITY............................................  0.00%         B          $227.98        27
AXA 500 MANAGED VOLATILITY............................................  0.60%         B          $217.68        15
AXA 500 MANAGED VOLATILITY............................................  0.80%         B          $214.33        --
AXA 500 MANAGED VOLATILITY............................................  0.90%         B          $212.68         1

AXA 2000 MANAGED VOLATILITY...........................................  0.00%         B          $203.32        14
AXA 2000 MANAGED VOLATILITY...........................................  0.60%         B          $194.13         8
AXA 2000 MANAGED VOLATILITY...........................................  0.80%         B          $191.15        --
AXA 2000 MANAGED VOLATILITY...........................................  0.90%         B          $189.67         1

AXA AGGRESSIVE ALLOCATION.............................................  0.00%         A          $ 26.50        54
AXA AGGRESSIVE ALLOCATION.............................................  0.00%         A          $158.95        --
AXA AGGRESSIVE ALLOCATION.............................................  0.00%         A          $263.30       117
AXA AGGRESSIVE ALLOCATION.............................................  0.60%         A          $241.67       123
AXA AGGRESSIVE ALLOCATION.............................................  0.80%         A          $234.83         1
AXA AGGRESSIVE ALLOCATION.............................................  0.90%         A          $231.49         7
AXA AGGRESSIVE ALLOCATION.............................................  0.00%         B          $257.94       314
AXA AGGRESSIVE ALLOCATION.............................................  0.60%         B          $236.75        48

AXA BALANCED STRATEGY.................................................  0.00%         B          $162.81       225

AXA CONSERVATIVE ALLOCATION...........................................  0.00%         A          $ 15.02       127
AXA CONSERVATIVE ALLOCATION...........................................  0.00%         A          $134.75         5
AXA CONSERVATIVE ALLOCATION...........................................  0.00%         A          $164.85        37
AXA CONSERVATIVE ALLOCATION...........................................  0.60%         A          $151.31        68
AXA CONSERVATIVE ALLOCATION...........................................  0.80%         A          $147.03        --
AXA CONSERVATIVE ALLOCATION...........................................  0.90%         A          $144.93        16
AXA CONSERVATIVE ALLOCATION...........................................  0.00%         B          $161.48        33
AXA CONSERVATIVE ALLOCATION...........................................  0.60%         B          $148.22        13

AXA CONSERVATIVE GROWTH STRATEGY......................................  0.00%         B          $151.58        49

AXA CONSERVATIVE STRATEGY.............................................  0.00%         B          $130.46        20

AXA CONSERVATIVE-PLUS ALLOCATION......................................  0.00%         A          $ 17.75        82
AXA CONSERVATIVE-PLUS ALLOCATION......................................  0.00%         A          $142.75        --
AXA CONSERVATIVE-PLUS ALLOCATION......................................  0.00%         A          $187.93        35

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                              UNITS
                                                                       CONTRACT                            OUTSTANDING
                                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                       -------- --------------- ---------- -----------
AXA CONSERVATIVE-PLUS ALLOCATION......................................  0.60%          A         $172.49        53
AXA CONSERVATIVE-PLUS ALLOCATION......................................  0.80%          A         $167.61         1
AXA CONSERVATIVE-PLUS ALLOCATION......................................  0.90%          A         $165.22         3
AXA CONSERVATIVE-PLUS ALLOCATION......................................  0.00%          B         $184.11        66
AXA CONSERVATIVE-PLUS ALLOCATION......................................  0.60%          B         $168.98        16

AXA GLOBAL EQUITY MANAGED VOLATILITY..................................  0.00%          A         $ 28.86        19
AXA GLOBAL EQUITY MANAGED VOLATILITY..................................  0.00%          A         $408.28         1
AXA GLOBAL EQUITY MANAGED VOLATILITY..................................  0.00%          A         $657.37        47
AXA GLOBAL EQUITY MANAGED VOLATILITY..................................  0.00%          B         $352.45        95
AXA GLOBAL EQUITY MANAGED VOLATILITY..................................  0.60%          B         $311.81       230
AXA GLOBAL EQUITY MANAGED VOLATILITY..................................  0.60%          B         $422.75        12
AXA GLOBAL EQUITY MANAGED VOLATILITY..................................  0.80%          B         $299.27         2
AXA GLOBAL EQUITY MANAGED VOLATILITY..................................  0.90%          B         $293.20        20

AXA GROWTH STRATEGY...................................................  0.00%          B         $187.88       330

AXA INTERNATIONAL CORE MANAGED VOLATILITY.............................  0.00%          A         $278.29        53
AXA INTERNATIONAL CORE MANAGED VOLATILITY.............................  0.60%          A         $198.73         3
AXA INTERNATIONAL CORE MANAGED VOLATILITY.............................  0.00%          B         $180.36       122
AXA INTERNATIONAL CORE MANAGED VOLATILITY.............................  0.60%          B         $160.99       143
AXA INTERNATIONAL CORE MANAGED VOLATILITY.............................  0.80%          B         $155.62        --
AXA INTERNATIONAL CORE MANAGED VOLATILITY.............................  0.90%          B         $152.31        17

AXA INTERNATIONAL MANAGED VOLATILITY..................................  0.00%          B         $141.09        22
AXA INTERNATIONAL MANAGED VOLATILITY..................................  0.60%          B         $134.71         3
AXA INTERNATIONAL MANAGED VOLATILITY..................................  0.80%          B         $132.64        --
AXA INTERNATIONAL MANAGED VOLATILITY..................................  0.90%          B         $131.61        --

AXA INTERNATIONAL VALUE MANAGED VOLATILITY............................  0.00%          A         $ 19.58        35
AXA INTERNATIONAL VALUE MANAGED VOLATILITY............................  0.00%          A         $209.88         2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY............................  0.00%          A         $267.24        63
AXA INTERNATIONAL VALUE MANAGED VOLATILITY............................  0.60%          A         $188.59         2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY............................  0.00%          B         $195.36       114
AXA INTERNATIONAL VALUE MANAGED VOLATILITY............................  0.60%          B         $188.63         5
AXA INTERNATIONAL VALUE MANAGED VOLATILITY............................  0.60%          B         $192.61       203
AXA INTERNATIONAL VALUE MANAGED VOLATILITY............................  0.80%          B         $168.57         2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY............................  0.90%          B         $181.62        24

AXA LARGE CAP CORE MANAGED VOLATILITY.................................  0.00%          A         $ 31.73         9
AXA LARGE CAP CORE MANAGED VOLATILITY.................................  0.00%          A         $356.05        13
AXA LARGE CAP CORE MANAGED VOLATILITY.................................  0.60%          A         $246.69        --
AXA LARGE CAP CORE MANAGED VOLATILITY.................................  0.00%          B         $229.27        75
AXA LARGE CAP CORE MANAGED VOLATILITY.................................  0.60%          B         $205.02        42
AXA LARGE CAP CORE MANAGED VOLATILITY.................................  0.80%          B         $197.49        --
AXA LARGE CAP CORE MANAGED VOLATILITY.................................  0.90%          B         $193.83         2

AXA LARGE CAP GROWTH MANAGED VOLATILITY...............................  0.00%          A         $ 36.06         9
AXA LARGE CAP GROWTH MANAGED VOLATILITY...............................  0.00%          A         $352.93         1
AXA LARGE CAP GROWTH MANAGED VOLATILITY...............................  0.00%          A         $464.53        99
AXA LARGE CAP GROWTH MANAGED VOLATILITY...............................  0.60%          A         $285.25        11
AXA LARGE CAP GROWTH MANAGED VOLATILITY...............................  0.00%          B         $443.36        93
AXA LARGE CAP GROWTH MANAGED VOLATILITY...............................  0.60%          B         $224.96        44
AXA LARGE CAP GROWTH MANAGED VOLATILITY...............................  0.60%          B         $391.52       414
AXA LARGE CAP GROWTH MANAGED VOLATILITY...............................  0.80%          B         $375.55         5
AXA LARGE CAP GROWTH MANAGED VOLATILITY...............................  0.90%          B         $367.81        29

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                              UNITS
                                                                       CONTRACT                            OUTSTANDING
                                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                       -------- --------------- ---------- -----------
AXA LARGE CAP VALUE MANAGED VOLATILITY................................  0.00%          A         $ 28.01        10
AXA LARGE CAP VALUE MANAGED VOLATILITY................................  0.00%          A         $236.52         1
AXA LARGE CAP VALUE MANAGED VOLATILITY................................  0.00%          A         $241.09        95
AXA LARGE CAP VALUE MANAGED VOLATILITY................................  0.00%          A         $319.21       211
AXA LARGE CAP VALUE MANAGED VOLATILITY................................  0.60%          A         $219.00        12
AXA LARGE CAP VALUE MANAGED VOLATILITY................................  0.60%          A         $250.03       629
AXA LARGE CAP VALUE MANAGED VOLATILITY................................  0.80%          A         $208.03        15
AXA LARGE CAP VALUE MANAGED VOLATILITY................................  0.90%          A         $235.77       105
AXA LARGE CAP VALUE MANAGED VOLATILITY................................  0.00%          B         $237.97        87
AXA LARGE CAP VALUE MANAGED VOLATILITY................................  0.60%          B         $211.94         6
AXA LARGE CAP VALUE MANAGED VOLATILITY................................  0.60%          B         $246.79       466
AXA LARGE CAP VALUE MANAGED VOLATILITY................................  0.90%          B         $232.71        --

AXA MID CAP VALUE MANAGED VOLATILITY..................................  0.00%          A         $ 35.00        21
AXA MID CAP VALUE MANAGED VOLATILITY..................................  0.00%          A         $310.93         1
AXA MID CAP VALUE MANAGED VOLATILITY..................................  0.00%          A         $401.95        27
AXA MID CAP VALUE MANAGED VOLATILITY..................................  0.00%          A         $431.81       111
AXA MID CAP VALUE MANAGED VOLATILITY..................................  0.60%          A         $297.02         5
AXA MID CAP VALUE MANAGED VOLATILITY..................................  0.60%          A         $344.80        25
AXA MID CAP VALUE MANAGED VOLATILITY..................................  0.60%          A         $354.95       343
AXA MID CAP VALUE MANAGED VOLATILITY..................................  0.80%          A         $340.47         3
AXA MID CAP VALUE MANAGED VOLATILITY..................................  0.90%          A         $333.46        27
AXA MID CAP VALUE MANAGED VOLATILITY..................................  0.00%          B         $400.24        36

AXA MODERATE ALLOCATION...............................................  0.00%          A         $ 19.18       288
AXA MODERATE ALLOCATION...............................................  0.00%          A         $144.36         4
AXA MODERATE ALLOCATION...............................................  0.00%          A         $413.27       197
AXA MODERATE ALLOCATION...............................................  0.60%          A         $879.85       679
AXA MODERATE ALLOCATION...............................................  0.80%          A         $282.37        10
AXA MODERATE ALLOCATION...............................................  0.90%          A         $355.99       143
AXA MODERATE ALLOCATION...............................................  0.00%          B         $203.48       470
AXA MODERATE ALLOCATION...............................................  0.60%          B         $185.78       320

AXA MODERATE GROWTH STRATEGY..........................................  0.00%          B         $175.04       626

AXA MODERATE-PLUS ALLOCATION..........................................  0.00%          A         $ 22.63       384
AXA MODERATE-PLUS ALLOCATION..........................................  0.00%          A         $153.24         3
AXA MODERATE-PLUS ALLOCATION..........................................  0.00%          A         $238.76       400
AXA MODERATE-PLUS ALLOCATION..........................................  0.60%          A         $219.14       343
AXA MODERATE-PLUS ALLOCATION..........................................  0.80%          A         $212.94         3
AXA MODERATE-PLUS ALLOCATION..........................................  0.90%          A         $209.91        43
AXA MODERATE-PLUS ALLOCATION..........................................  0.00%          B         $233.89       989
AXA MODERATE-PLUS ALLOCATION..........................................  0.60%          B         $214.67       169

AXA/AB SMALL CAP GROWTH...............................................  0.00%          A         $ 42.01        81
AXA/AB SMALL CAP GROWTH...............................................  0.00%          A         $552.43        68
AXA/AB SMALL CAP GROWTH...............................................  0.60%          A         $487.82       186
AXA/AB SMALL CAP GROWTH...............................................  0.80%          A         $467.92         3
AXA/AB SMALL CAP GROWTH...............................................  0.90%          A         $458.28        20
AXA/AB SMALL CAP GROWTH...............................................  0.00%          B         $453.45        32
AXA/AB SMALL CAP GROWTH...............................................  0.60%          B         $361.51       157

AXA/CLEARBRIDGE LARGE CAP GROWTH......................................  0.00%          A         $ 35.61        79
AXA/CLEARBRIDGE LARGE CAP GROWTH......................................  0.00%          A         $335.16        --
AXA/CLEARBRIDGE LARGE CAP GROWTH......................................  0.00%          A         $472.51        20

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                              UNITS
                                                                       CONTRACT                            OUTSTANDING
                                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                       -------- --------------- ---------- -----------
AXA/CLEARBRIDGE LARGE CAP GROWTH......................................  0.00%          B         $270.36       129
AXA/CLEARBRIDGE LARGE CAP GROWTH......................................  0.60%          B         $234.62       135
AXA/CLEARBRIDGE LARGE CAP GROWTH......................................  0.80%          B         $233.33         1
AXA/CLEARBRIDGE LARGE CAP GROWTH......................................  0.90%          B         $229.06        11

AXA/JANUS ENTERPRISE..................................................  0.00%          A         $201.67        39
AXA/JANUS ENTERPRISE..................................................  0.60%          A         $189.10        64
AXA/JANUS ENTERPRISE..................................................  0.80%          A         $185.07         1
AXA/JANUS ENTERPRISE..................................................  0.90%          A         $183.08         5
AXA/JANUS ENTERPRISE..................................................  0.00%          B         $ 11.55         2
AXA/JANUS ENTERPRISE..................................................  0.00%          B         $291.87        68
AXA/JANUS ENTERPRISE..................................................  0.60%          B         $186.88        29

AXA/LOOMIS SAYLES GROWTH..............................................  0.00%          A         $ 26.61        36
AXA/LOOMIS SAYLES GROWTH..............................................  0.00%          A         $283.70         9
AXA/LOOMIS SAYLES GROWTH..............................................  0.60%          A         $266.02        42
AXA/LOOMIS SAYLES GROWTH..............................................  0.80%          A         $260.35        --
AXA/LOOMIS SAYLES GROWTH..............................................  0.90%          A         $257.56         3
AXA/LOOMIS SAYLES GROWTH..............................................  0.00%          B         $346.43        56
AXA/LOOMIS SAYLES GROWTH..............................................  0.60%          B         $262.96        19

BLACKROCK GLOBAL ALLOCATION V.I. FUND.................................  0.00%      CLASS III     $ 15.41       184
BLACKROCK GLOBAL ALLOCATION V.I. FUND.................................  0.00%      CLASS III     $154.14         9

CHARTER/SM/ MULTI-SECTOR BOND.........................................  0.00%          A         $ 14.73        40
CHARTER/SM/ MULTI-SECTOR BOND.........................................  0.00%          A         $239.78        71
CHARTER/SM/ MULTI-SECTOR BOND.........................................  0.60%          A         $397.55        88
CHARTER/SM/ MULTI-SECTOR BOND.........................................  0.80%          A         $156.52         3
CHARTER/SM/ MULTI-SECTOR BOND.........................................  0.90%          A         $232.36        18
CHARTER/SM/ MULTI-SECTOR BOND.........................................  0.00%          B         $145.05        44
CHARTER/SM/ MULTI-SECTOR BOND.........................................  0.60%          B         $111.96        82

CHARTER/SM/ SMALL CAP GROWTH..........................................  0.00%          B         $165.26         1
CHARTER/SM/ SMALL CAP GROWTH..........................................  0.00%          B         $242.33        40
CHARTER/SM/ SMALL CAP GROWTH..........................................  0.60%          B         $155.02        20
CHARTER/SM/ SMALL CAP GROWTH..........................................  0.80%          B         $151.74        --
CHARTER/SM/ SMALL CAP GROWTH..........................................  0.90%          B         $150.12         1

CHARTER/SM/ SMALL CAP VALUE...........................................  0.00%          A         $336.73        38
CHARTER/SM/ SMALL CAP VALUE...........................................  0.60%          A         $309.09         5
CHARTER/SM/ SMALL CAP VALUE...........................................  0.00%          B         $353.23        18
CHARTER/SM/ SMALL CAP VALUE...........................................  0.60%          B         $308.24         2
CHARTER/SM/ SMALL CAP VALUE...........................................  0.60%          B         $316.58        29
CHARTER/SM/ SMALL CAP VALUE...........................................  0.80%          B         $304.79        --
CHARTER/SM/ SMALL CAP VALUE...........................................  0.90%          B         $298.52        --
CHARTER/SM/ SMALL CAP VALUE...........................................  0.90%          B         $299.20         2

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO................................  0.00%      CLASS II      $ 12.69        25

EQ/BLACKROCK BASIC VALUE EQUITY.......................................  0.00%          A         $ 30.03       151
EQ/BLACKROCK BASIC VALUE EQUITY.......................................  0.00%          A         $280.57         3
EQ/BLACKROCK BASIC VALUE EQUITY.......................................  0.00%          A         $391.76        88
EQ/BLACKROCK BASIC VALUE EQUITY.......................................  0.60%          A         $359.60         5
EQ/BLACKROCK BASIC VALUE EQUITY.......................................  0.00%          B         $515.61       118
EQ/BLACKROCK BASIC VALUE EQUITY.......................................  0.60%          B         $297.76        23
EQ/BLACKROCK BASIC VALUE EQUITY.......................................  0.60%          B         $455.32       205
EQ/BLACKROCK BASIC VALUE EQUITY.......................................  0.80%          B         $436.76         2
EQ/BLACKROCK BASIC VALUE EQUITY.......................................  0.90%          B         $427.76        21

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                              UNITS
                                                                       CONTRACT                            OUTSTANDING
                                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                       -------- --------------- ---------- -----------
EQ/CAPITAL GUARDIAN RESEARCH..........................................  0.00%          A        $   37.68       26
EQ/CAPITAL GUARDIAN RESEARCH..........................................  0.00%          A        $  326.40        2
EQ/CAPITAL GUARDIAN RESEARCH..........................................  0.00%          A        $  443.41       32
EQ/CAPITAL GUARDIAN RESEARCH..........................................  0.60%          A        $  277.95        2
EQ/CAPITAL GUARDIAN RESEARCH..........................................  0.00%          B        $  336.81       40
EQ/CAPITAL GUARDIAN RESEARCH..........................................  0.60%          B        $  301.62      288
EQ/CAPITAL GUARDIAN RESEARCH..........................................  0.80%          B        $  290.68        3
EQ/CAPITAL GUARDIAN RESEARCH..........................................  0.90%          B        $  285.37       27

EQ/COMMON STOCK INDEX.................................................  0.00%          A        $   34.88      199
EQ/COMMON STOCK INDEX.................................................  0.00%          A        $  719.43      314
EQ/COMMON STOCK INDEX.................................................  0.60%          A        $1,804.61      634
EQ/COMMON STOCK INDEX.................................................  0.80%          A        $  431.60       30
EQ/COMMON STOCK INDEX.................................................  0.90%          A        $  732.21      143
EQ/COMMON STOCK INDEX.................................................  0.00%          B        $  224.67      285
EQ/COMMON STOCK INDEX.................................................  0.60%          B        $  242.06      666

EQ/CORE BOND INDEX....................................................  0.00%          A        $  137.33      112
EQ/CORE BOND INDEX....................................................  0.00%          A        $  143.53        5
EQ/CORE BOND INDEX....................................................  0.60%          A        $  133.70        3
EQ/CORE BOND INDEX....................................................  0.60%          A        $  159.83       54
EQ/CORE BOND INDEX....................................................  0.80%          A        $  126.15       --
EQ/CORE BOND INDEX....................................................  0.90%          A        $  124.13        8
EQ/CORE BOND INDEX....................................................  0.00%          B        $  142.69       99
EQ/CORE BOND INDEX....................................................  0.60%          B        $  156.18       11
EQ/CORE BOND INDEX....................................................  0.60%          B        $  158.89       62

EQ/EQUITY 500 INDEX...................................................  0.00%          A        $   34.03      613
EQ/EQUITY 500 INDEX...................................................  0.00%          A        $  818.32      280
EQ/EQUITY 500 INDEX...................................................  0.60%          A        $  716.43      419
EQ/EQUITY 500 INDEX...................................................  0.80%          A        $  480.97        8
EQ/EQUITY 500 INDEX...................................................  0.90%          A        $  666.65       73
EQ/EQUITY 500 INDEX...................................................  0.00%          B        $  247.66      668
EQ/EQUITY 500 INDEX...................................................  0.60%          B        $  228.79      469

EQ/GLOBAL BOND PLUS...................................................  0.00%          A        $   12.64       42
EQ/GLOBAL BOND PLUS...................................................  0.00%          A        $  144.55       19
EQ/GLOBAL BOND PLUS...................................................  0.60%          A        $  126.93       29
EQ/GLOBAL BOND PLUS...................................................  0.80%          A        $  124.23       --
EQ/GLOBAL BOND PLUS...................................................  0.90%          A        $  122.90        9
EQ/GLOBAL BOND PLUS...................................................  0.00%          B        $  137.76       49
EQ/GLOBAL BOND PLUS...................................................  0.60%          B        $  125.44       19

EQ/INTERMEDIATE GOVERNMENT BOND.......................................  0.00%          A        $   11.30       80
EQ/INTERMEDIATE GOVERNMENT BOND.......................................  0.00%          A        $  235.74      208
EQ/INTERMEDIATE GOVERNMENT BOND.......................................  0.60%          A        $  251.17       67
EQ/INTERMEDIATE GOVERNMENT BOND.......................................  0.80%          A        $  176.97        1
EQ/INTERMEDIATE GOVERNMENT BOND.......................................  0.90%          A        $  199.94       14
EQ/INTERMEDIATE GOVERNMENT BOND.......................................  0.00%          B        $  124.24        4
EQ/INTERMEDIATE GOVERNMENT BOND.......................................  0.00%          B        $  169.28       31
EQ/INTERMEDIATE GOVERNMENT BOND.......................................  0.60%          B        $  151.29       88

EQ/INTERNATIONAL EQUITY INDEX.........................................  0.00%          A        $   20.30      270
EQ/INTERNATIONAL EQUITY INDEX.........................................  0.00%          A        $  235.12      275
EQ/INTERNATIONAL EQUITY INDEX.........................................  0.60%          A        $  205.04      891

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                              UNITS
                                                                       CONTRACT                            OUTSTANDING
                                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                       -------- --------------- ---------- -----------
EQ/INTERNATIONAL EQUITY INDEX.........................................  0.80%          A         $165.97         8
EQ/INTERNATIONAL EQUITY INDEX.........................................  0.90%          A         $191.42        85
EQ/INTERNATIONAL EQUITY INDEX.........................................  0.00%          B         $160.52       174
EQ/INTERNATIONAL EQUITY INDEX.........................................  0.60%          B         $152.28       235
EQ/INTERNATIONAL EQUITY INDEX.........................................  0.90%          B         $140.92        --

EQ/INVESCO COMSTOCK...................................................  0.00%          A         $ 13.45        18
EQ/INVESCO COMSTOCK...................................................  0.00%          A         $193.24        41
EQ/INVESCO COMSTOCK...................................................  0.60%          A         $181.19        29
EQ/INVESCO COMSTOCK...................................................  0.80%          A         $177.33        --
EQ/INVESCO COMSTOCK...................................................  0.90%          A         $175.43         6
EQ/INVESCO COMSTOCK...................................................  0.00%          B         $245.99        52
EQ/INVESCO COMSTOCK...................................................  0.60%          B         $178.98        14

EQ/JPMORGAN VALUE OPPORTUNITIES.......................................  0.00%          A         $ 36.42        33
EQ/JPMORGAN VALUE OPPORTUNITIES.......................................  0.00%          A         $318.05        --
EQ/JPMORGAN VALUE OPPORTUNITIES.......................................  0.00%          A         $414.32         8
EQ/JPMORGAN VALUE OPPORTUNITIES.......................................  0.00%          B         $386.87        40
EQ/JPMORGAN VALUE OPPORTUNITIES.......................................  0.60%          B         $239.76         8
EQ/JPMORGAN VALUE OPPORTUNITIES.......................................  0.60%          B         $341.63        69
EQ/JPMORGAN VALUE OPPORTUNITIES.......................................  0.80%          B         $327.70         1
EQ/JPMORGAN VALUE OPPORTUNITIES.......................................  0.90%          B         $320.95        13

EQ/LARGE CAP GROWTH INDEX.............................................  0.00%          A         $ 42.13        43
EQ/LARGE CAP GROWTH INDEX.............................................  0.00%          A         $376.20         2
EQ/LARGE CAP GROWTH INDEX.............................................  0.00%          A         $452.25        40
EQ/LARGE CAP GROWTH INDEX.............................................  0.60%          A         $299.34         1
EQ/LARGE CAP GROWTH INDEX.............................................  0.00%          B         $225.05       133
EQ/LARGE CAP GROWTH INDEX.............................................  0.60%          B         $201.25       515
EQ/LARGE CAP GROWTH INDEX.............................................  0.80%          B         $193.86         5
EQ/LARGE CAP GROWTH INDEX.............................................  0.90%          B         $190.27        27

EQ/LARGE CAP VALUE INDEX..............................................  0.00%          A         $119.30        40
EQ/LARGE CAP VALUE INDEX..............................................  0.60%          A         $111.86        48
EQ/LARGE CAP VALUE INDEX..............................................  0.80%          A         $109.47        --
EQ/LARGE CAP VALUE INDEX..............................................  0.90%          A         $108.30        34
EQ/LARGE CAP VALUE INDEX..............................................  0.00%          B         $137.42        91
EQ/LARGE CAP VALUE INDEX..............................................  0.60%          B         $110.56        24

EQ/MFS INTERNATIONAL GROWTH...........................................  0.00%          B         $155.69        71
EQ/MFS INTERNATIONAL GROWTH...........................................  0.00%          B         $248.46        89
EQ/MFS INTERNATIONAL GROWTH...........................................  0.60%          B         $145.99       103
EQ/MFS INTERNATIONAL GROWTH...........................................  0.80%          B         $142.88        --
EQ/MFS INTERNATIONAL GROWTH...........................................  0.90%          B         $141.35        20

EQ/MID CAP INDEX......................................................  0.00%          A         $ 39.99        86
EQ/MID CAP INDEX......................................................  0.00%          A         $309.16         9
EQ/MID CAP INDEX......................................................  0.00%          A         $457.47        70
EQ/MID CAP INDEX......................................................  0.60%          A         $311.82         3
EQ/MID CAP INDEX......................................................  0.00%          B         $292.20       159
EQ/MID CAP INDEX......................................................  0.60%          B         $263.27       255
EQ/MID CAP INDEX......................................................  0.80%          B         $254.23         1
EQ/MID CAP INDEX......................................................  0.90%          B         $249.83        17

EQ/MONEY MARKET.......................................................  0.00%          A         $ 10.04        91
EQ/MONEY MARKET.......................................................  0.00%          A         $ 10.08       865

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                              UNITS
                                                                       CONTRACT                            OUTSTANDING
                                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                       -------- --------------- ---------- -----------
EQ/MONEY MARKET.......................................................  0.00%          A         $172.76       163
EQ/MONEY MARKET.......................................................  0.60%          A         $240.98       245
EQ/MONEY MARKET.......................................................  0.80%          A         $135.01         2
EQ/MONEY MARKET.......................................................  0.90%          A         $148.82        23
EQ/MONEY MARKET.......................................................  0.00%          B         $132.02       236
EQ/MONEY MARKET.......................................................  0.60%          B         $123.43       182

EQ/PIMCO ULTRA SHORT BOND.............................................  0.00%          A         $120.08        54
EQ/PIMCO ULTRA SHORT BOND.............................................  0.60%          A         $102.51         5
EQ/PIMCO ULTRA SHORT BOND.............................................  0.60%          A         $112.60        69
EQ/PIMCO ULTRA SHORT BOND.............................................  0.80%          A         $110.20        --
EQ/PIMCO ULTRA SHORT BOND.............................................  0.90%          A         $109.02        10
EQ/PIMCO ULTRA SHORT BOND.............................................  0.00%          B         $123.07       102
EQ/PIMCO ULTRA SHORT BOND.............................................  0.60%          B         $112.00        44

EQ/QUALITY BOND PLUS..................................................  0.00%          A         $ 12.44        60
EQ/QUALITY BOND PLUS..................................................  0.00%          A         $257.00        28
EQ/QUALITY BOND PLUS..................................................  0.60%          A         $209.52        77
EQ/QUALITY BOND PLUS..................................................  0.80%          A         $189.76         1
EQ/QUALITY BOND PLUS..................................................  0.90%          A         $194.72         7
EQ/QUALITY BOND PLUS..................................................  0.00%          B         $173.41        39
EQ/QUALITY BOND PLUS..................................................  0.60%          B         $154.75        83

EQ/SMALL COMPANY INDEX................................................  0.00%          A         $ 34.81        94
EQ/SMALL COMPANY INDEX................................................  0.00%          A         $206.69         2
EQ/SMALL COMPANY INDEX................................................  0.00%          A         $516.30        54
EQ/SMALL COMPANY INDEX................................................  0.60%          A         $324.09         5
EQ/SMALL COMPANY INDEX................................................  0.60%          A         $418.05        50
EQ/SMALL COMPANY INDEX................................................  0.80%          A         $403.57        --
EQ/SMALL COMPANY INDEX................................................  0.90%          A         $397.65         6
EQ/SMALL COMPANY INDEX................................................  0.00%          B         $374.84        93
EQ/SMALL COMPANY INDEX................................................  0.60%          B         $363.85        --
EQ/SMALL COMPANY INDEX................................................  0.60%          B         $368.57        27
EQ/SMALL COMPANY INDEX................................................  0.90%          B         $347.55        --

EQ/T. ROWE PRICE GROWTH STOCK.........................................  0.00%          A         $ 44.13       228
EQ/T. ROWE PRICE GROWTH STOCK.........................................  0.00%          A         $254.07        --
EQ/T. ROWE PRICE GROWTH STOCK.........................................  0.00%          A         $254.60        --
EQ/T. ROWE PRICE GROWTH STOCK.........................................  0.60%          A         $238.50         1
EQ/T. ROWE PRICE GROWTH STOCK.........................................  0.00%          B         $250.88        32
EQ/T. ROWE PRICE GROWTH STOCK.........................................  0.00%          B         $298.21       132
EQ/T. ROWE PRICE GROWTH STOCK.........................................  0.60%          B         $235.50       215
EQ/T. ROWE PRICE GROWTH STOCK.........................................  0.80%          B         $230.57         1
EQ/T. ROWE PRICE GROWTH STOCK.........................................  0.90%          B         $228.14        14

EQ/UBS GROWTH & INCOME................................................  0.00%          B         $193.03         1
EQ/UBS GROWTH & INCOME................................................  0.00%          B         $277.48        25
EQ/UBS GROWTH & INCOME................................................  0.60%          B         $181.00        47
EQ/UBS GROWTH & INCOME................................................  0.80%          B         $177.14        --
EQ/UBS GROWTH & INCOME................................................  0.90%          B         $175.24         3

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.......................  0.00%   SERVICE CLASS 2  $ 26.28        10
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.......................  0.00%   SERVICE CLASS 2  $271.75         5

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...............................  0.00%   SERVICE CLASS 2  $ 35.05       153
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...............................  0.00%   SERVICE CLASS 2  $231.82       105

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                              UNITS
                                                                       CONTRACT                            OUTSTANDING
                                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                       -------- --------------- ---------- -----------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...............................  0.00%   SERVICE CLASS 2  $439.67        22
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...............................  0.60%   SERVICE CLASS 2  $221.34       288
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...............................  0.80%   SERVICE CLASS 2  $217.94        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...............................  0.90%   SERVICE CLASS 2  $216.26         5

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO...............................  0.00%   SERVICE CLASS 2  $ 30.89        46
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO...............................  0.00%   SERVICE CLASS 2  $328.36         1

FIDELITY(R) VIP GOVERNMENT MONEY MARKET PORTFOLIO.....................  0.00%   SERVICE CLASS 2  $ 10.07        95
FIDELITY(R) VIP GOVERNMENT MONEY MARKET PORTFOLIO.....................  0.00%   SERVICE CLASS 2  $100.74         1

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.............................  0.00%   SERVICE CLASS 2  $ 33.55        50
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.............................  0.00%   SERVICE CLASS 2  $242.37        21
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.............................  0.00%   SERVICE CLASS 2  $329.27         1
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.............................  0.60%   SERVICE CLASS 2  $231.41        12
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.............................  0.90%   SERVICE CLASS 2  $226.10         1

FIDELITY(R) VIP HIGH INCOME PORTFOLIO.................................  0.00%   SERVICE CLASS 2  $ 25.28        69
FIDELITY(R) VIP HIGH INCOME PORTFOLIO.................................  0.00%   SERVICE CLASS 2  $263.02         9

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO.......................  0.00%   SERVICE CLASS 2  $ 16.20       546
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO.......................  0.00%   SERVICE CLASS 2  $177.96        42

FIDELITY(R) VIP MID CAP PORTFOLIO.....................................  0.00%   SERVICE CLASS 2  $ 36.51       125
FIDELITY(R) VIP MID CAP PORTFOLIO.....................................  0.00%   SERVICE CLASS 2  $221.31        63
FIDELITY(R) VIP MID CAP PORTFOLIO.....................................  0.00%   SERVICE CLASS 2  $581.78         7
FIDELITY(R) VIP MID CAP PORTFOLIO.....................................  0.60%   SERVICE CLASS 2  $211.30        40
FIDELITY(R) VIP MID CAP PORTFOLIO.....................................  0.80%   SERVICE CLASS 2  $208.05        --
FIDELITY(R) VIP MID CAP PORTFOLIO.....................................  0.90%   SERVICE CLASS 2  $206.45         3

FIDELITY(R) VIP VALUE PORTFOLIO.......................................  0.00%   SERVICE CLASS 2  $ 37.92        14
FIDELITY(R) VIP VALUE PORTFOLIO.......................................  0.00%   SERVICE CLASS 2  $343.12         1

FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO............................  0.00%   SERVICE CLASS 2  $ 41.90         5
FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO............................  0.00%   SERVICE CLASS 2  $429.63         1

FRANKLIN MUTUAL SHARES VIP FUND.......................................  0.00%       CLASS 2      $ 19.12        48
FRANKLIN MUTUAL SHARES VIP FUND.......................................  0.00%       CLASS 2      $191.25        35
FRANKLIN MUTUAL SHARES VIP FUND.......................................  0.60%       CLASS 2      $182.60        17
FRANKLIN MUTUAL SHARES VIP FUND.......................................  0.80%       CLASS 2      $179.80        --
FRANKLIN MUTUAL SHARES VIP FUND.......................................  0.90%       CLASS 2      $178.41         1

FRANKLIN RISING DIVIDENDS VIP FUND....................................  0.00%       CLASS 2      $244.66       134
FRANKLIN RISING DIVIDENDS VIP FUND....................................  0.60%       CLASS 2      $233.61       104
FRANKLIN RISING DIVIDENDS VIP FUND....................................  0.80%       CLASS 2      $230.02        --
FRANKLIN RISING DIVIDENDS VIP FUND....................................  0.90%       CLASS 2      $228.24         6

FRANKLIN SMALL CAP VALUE VIP FUND.....................................  0.00%       CLASS 2      $ 22.25       159
FRANKLIN SMALL CAP VALUE VIP FUND.....................................  0.00%       CLASS 2      $222.45        19
FRANKLIN SMALL CAP VALUE VIP FUND.....................................  0.60%       CLASS 2      $212.40        19
FRANKLIN SMALL CAP VALUE VIP FUND.....................................  0.80%       CLASS 2      $209.13        --
FRANKLIN SMALL CAP VALUE VIP FUND.....................................  0.90%       CLASS 2      $207.52         2

FRANKLIN STRATEGIC INCOME VIP FUND....................................  0.00%       CLASS 2      $138.97       166
FRANKLIN STRATEGIC INCOME VIP FUND....................................  0.60%       CLASS 2      $132.68        75
FRANKLIN STRATEGIC INCOME VIP FUND....................................  0.80%       CLASS 2      $130.64        --
FRANKLIN STRATEGIC INCOME VIP FUND....................................  0.90%       CLASS 2      $129.64        12

GOLDMAN SACHS VIT MID CAP VALUE FUND..................................  0.00%   SERVICE SHARES   $204.29        34
GOLDMAN SACHS VIT MID CAP VALUE FUND..................................  0.60%   SERVICE SHARES   $195.05        13

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                              UNITS
                                                                       CONTRACT                            OUTSTANDING
                                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                       -------- --------------- ---------- -----------
GOLDMAN SACHS VIT MID CAP VALUE FUND..................................  0.80%   SERVICE SHARES   $192.05        --
GOLDMAN SACHS VIT MID CAP VALUE FUND..................................  0.90%   SERVICE SHARES   $190.57        17

INVESCO V.I. DIVERSIFIED DIVIDEND FUND................................  0.00%     SERIES II      $ 20.31       559
INVESCO V.I. DIVERSIFIED DIVIDEND FUND................................  0.00%     SERIES II      $203.12        15
INVESCO V.I. GLOBAL REAL ESTATE FUND..................................  0.00%     SERIES II      $ 17.57       196
INVESCO V.I. GLOBAL REAL ESTATE FUND..................................  0.00%     SERIES II      $175.68       139
INVESCO V.I. GLOBAL REAL ESTATE FUND..................................  0.60%     SERIES II      $167.74        52
INVESCO V.I. GLOBAL REAL ESTATE FUND..................................  0.80%     SERIES II      $165.16        --
INVESCO V.I. GLOBAL REAL ESTATE FUND..................................  0.90%     SERIES II      $163.89         8

INVESCO V.I. INTERNATIONAL GROWTH FUND................................  0.00%     SERIES II      $ 16.69       322
INVESCO V.I. INTERNATIONAL GROWTH FUND................................  0.00%     SERIES II      $166.91       134
INVESCO V.I. INTERNATIONAL GROWTH FUND................................  0.60%     SERIES II      $159.36        63
INVESCO V.I. INTERNATIONAL GROWTH FUND................................  0.80%     SERIES II      $156.91        --
INVESCO V.I. INTERNATIONAL GROWTH FUND................................  0.90%     SERIES II      $155.70         6

INVESCO V.I. MID CAP CORE EQUITY FUND.................................  0.00%     SERIES II      $ 18.07        17
INVESCO V.I. MID CAP CORE EQUITY FUND.................................  0.00%     SERIES II      $180.71        11
INVESCO V.I. MID CAP CORE EQUITY FUND.................................  0.60%     SERIES II      $172.54         9
INVESCO V.I. MID CAP CORE EQUITY FUND.................................  0.80%     SERIES II      $169.89        --
INVESCO V.I. MID CAP CORE EQUITY FUND.................................  0.90%     SERIES II      $168.58        --

INVESCO V.I. SMALL CAP EQUITY FUND....................................  0.00%     SERIES II      $ 20.67        11
INVESCO V.I. SMALL CAP EQUITY FUND....................................  0.00%     SERIES II      $206.72        19
INVESCO V.I. SMALL CAP EQUITY FUND....................................  0.60%     SERIES II      $197.38         9
INVESCO V.I. SMALL CAP EQUITY FUND....................................  0.80%     SERIES II      $194.34        --
INVESCO V.I. SMALL CAP EQUITY FUND....................................  0.90%     SERIES II      $192.84        --

IVY VIP DIVIDEND OPPORTUNITIES........................................  0.00%      CLASS II      $ 19.89        28
IVY VIP DIVIDEND OPPORTUNITIES........................................  0.00%      CLASS II      $198.93         2

IVY VIP ENERGY........................................................  0.00%      CLASS II      $ 11.03       106
IVY VIP ENERGY........................................................  0.00%      CLASS II      $110.34        79
IVY VIP ENERGY........................................................  0.60%      CLASS II      $105.34        46
IVY VIP ENERGY........................................................  0.80%      CLASS II      $103.72        --
IVY VIP ENERGY........................................................  0.90%      CLASS II      $102.92         1

IVY VIP HIGH INCOME...................................................  0.00%      CLASS II      $ 12.23       318
IVY VIP HIGH INCOME...................................................  0.00%      CLASS II      $122.25       166
IVY VIP HIGH INCOME...................................................  0.60%      CLASS II      $118.88        69
IVY VIP HIGH INCOME...................................................  0.80%      CLASS II      $117.78        --
IVY VIP HIGH INCOME...................................................  0.90%      CLASS II      $117.23         3

IVY VIP MID CAP GROWTH................................................  0.00%      CLASS II      $ 23.25       138
IVY VIP MID CAP GROWTH................................................  0.00%      CLASS II      $232.50        78
IVY VIP MID CAP GROWTH................................................  0.60%      CLASS II      $221.99        45
IVY VIP MID CAP GROWTH................................................  0.80%      CLASS II      $218.58        --
IVY VIP MID CAP GROWTH................................................  0.90%      CLASS II      $216.89         3

IVY VIP SCIENCE AND TECHNOLOGY........................................  0.00%      CLASS II      $ 26.72        70
IVY VIP SCIENCE AND TECHNOLOGY........................................  0.00%      CLASS II      $178.23        93
IVY VIP SCIENCE AND TECHNOLOGY........................................  0.00%      CLASS II      $267.25         9
IVY VIP SCIENCE AND TECHNOLOGY........................................  0.60%      CLASS II      $173.32        51
IVY VIP SCIENCE AND TECHNOLOGY........................................  0.80%      CLASS II      $171.71        --
IVY VIP SCIENCE AND TECHNOLOGY........................................  0.90%      CLASS II      $170.91         6

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                              UNITS
                                                                       CONTRACT                            OUTSTANDING
                                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                       -------- --------------- ---------- -----------

IVY VIP SMALL CAP GROWTH..............................................  0.00%      CLASS II     $   20.07       21
IVY VIP SMALL CAP GROWTH..............................................  0.00%      CLASS II     $  200.67       36
IVY VIP SMALL CAP GROWTH..............................................  0.60%      CLASS II     $  191.60       22
IVY VIP SMALL CAP GROWTH..............................................  0.80%      CLASS II     $  188.65       --
IVY VIP SMALL CAP GROWTH..............................................  0.90%      CLASS II     $  187.20        2

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO...................  0.00%   SERVICE SHARES  $   13.26      404
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO...................  0.00%   SERVICE SHARES  $  132.60      313
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO...................  0.60%   SERVICE SHARES  $  126.61      148
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO...................  0.80%   SERVICE SHARES  $  124.66       --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO...................  0.90%   SERVICE SHARES  $  123.70       10

MFS(R) INTERNATIONAL VALUE PORTFOLIO..................................  0.00%   SERVICE CLASS   $   21.99      431
MFS(R) INTERNATIONAL VALUE PORTFOLIO..................................  0.00%   SERVICE CLASS   $  219.90      277
MFS(R) INTERNATIONAL VALUE PORTFOLIO..................................  0.60%   SERVICE CLASS   $  209.96      163
MFS(R) INTERNATIONAL VALUE PORTFOLIO..................................  0.80%   SERVICE CLASS   $  206.74       --
MFS(R) INTERNATIONAL VALUE PORTFOLIO..................................  0.90%   SERVICE CLASS   $  205.14       18

MFS(R) INVESTORS TRUST SERIES.........................................  0.00%   SERVICE CLASS   $  231.41       10
MFS(R) INVESTORS TRUST SERIES.........................................  0.60%   SERVICE CLASS   $  220.95        8
MFS(R) INVESTORS TRUST SERIES.........................................  0.80%   SERVICE CLASS   $  217.55       --
MFS(R) INVESTORS TRUST SERIES.........................................  0.90%   SERVICE CLASS   $  215.88       --

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.................  0.00%   SERVICE CLASS   $  241.81       12
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.................  0.60%   SERVICE CLASS   $  230.88        8
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.................  0.80%   SERVICE CLASS   $  227.33       --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.................  0.90%   SERVICE CLASS   $  225.58       --

MFS(R) UTILITIES SERIES...............................................  0.00%   SERVICE CLASS   $   19.71       93
MFS(R) UTILITIES SERIES...............................................  0.00%   SERVICE CLASS   $  197.13        2

MULTIMANAGER AGGRESSIVE EQUITY........................................  0.00%         A         $   37.55       15
MULTIMANAGER AGGRESSIVE EQUITY........................................  0.00%         A         $  212.48       --
MULTIMANAGER AGGRESSIVE EQUITY........................................  0.00%         A         $  390.83      137
MULTIMANAGER AGGRESSIVE EQUITY........................................  0.60%         A         $  292.33        4
MULTIMANAGER AGGRESSIVE EQUITY........................................  0.60%         A         $1,484.72      228
MULTIMANAGER AGGRESSIVE EQUITY........................................  0.80%         A         $  215.77       14
MULTIMANAGER AGGRESSIVE EQUITY........................................  0.90%         A         $  385.02       68
MULTIMANAGER AGGRESSIVE EQUITY........................................  0.00%         B         $  199.05       60
MULTIMANAGER AGGRESSIVE EQUITY........................................  0.60%         B         $  178.69      115

MULTIMANAGER CORE BOND................................................  0.00%         A         $   14.33       74
MULTIMANAGER CORE BOND................................................  0.00%         A         $  169.15       --
MULTIMANAGER CORE BOND................................................  0.00%         A         $  179.01      100
MULTIMANAGER CORE BOND................................................  0.60%         A         $  171.47        6
MULTIMANAGER CORE BOND................................................  0.00%         B         $  184.52      107
MULTIMANAGER CORE BOND................................................  0.60%         B         $  167.59      133
MULTIMANAGER CORE BOND................................................  0.80%         B         $  162.28       --
MULTIMANAGER CORE BOND................................................  0.90%         B         $  159.68       16

MULTIMANAGER MID CAP GROWTH...........................................  0.00%         A         $  485.17       26
MULTIMANAGER MID CAP GROWTH...........................................  0.60%         A         $  269.36        1
MULTIMANAGER MID CAP GROWTH...........................................  0.00%         B         $  428.45       12
MULTIMANAGER MID CAP GROWTH...........................................  0.60%         B         $  251.22       42
MULTIMANAGER MID CAP GROWTH...........................................  0.80%         B         $  380.79       --
MULTIMANAGER MID CAP GROWTH...........................................  0.90%         B         $  239.36        6

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                              UNITS
                                                                       CONTRACT                            OUTSTANDING
                                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                       -------- --------------- ---------- -----------
MULTIMANAGER MID CAP VALUE............................................  0.00%          A         $ 34.37        13
MULTIMANAGER MID CAP VALUE............................................  0.00%          A         $302.36        --
MULTIMANAGER MID CAP VALUE............................................  0.00%          A         $459.32        21
MULTIMANAGER MID CAP VALUE............................................  0.60%          A         $277.00         1
MULTIMANAGER MID CAP VALUE............................................  0.00%          B         $300.80        18
MULTIMANAGER MID CAP VALUE............................................  0.60%          B         $273.20        84
MULTIMANAGER MID CAP VALUE............................................  0.80%          B         $264.53        --
MULTIMANAGER MID CAP VALUE............................................  0.90%          B         $260.30         9

MULTIMANAGER TECHNOLOGY...............................................  0.00%          A         $ 50.60        10
MULTIMANAGER TECHNOLOGY...............................................  0.00%          A         $707.20        29
MULTIMANAGER TECHNOLOGY...............................................  0.60%          A         $359.27         3
MULTIMANAGER TECHNOLOGY...............................................  0.00%          B         $574.94        45
MULTIMANAGER TECHNOLOGY...............................................  0.60%          B         $321.88       235
MULTIMANAGER TECHNOLOGY...............................................  0.80%          B         $511.00         1
MULTIMANAGER TECHNOLOGY...............................................  0.90%          B         $306.69        11

NATURAL RESOURCES PORTFOLIO...........................................  0.00%      CLASS II      $ 15.75        65
NATURAL RESOURCES PORTFOLIO...........................................  0.00%      CLASS II      $ 61.23        53

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.......................  0.00%    ADVISOR CLASS   $ 72.91       110
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.......................  0.60%    ADVISOR CLASS   $ 69.61        29
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.......................  0.80%    ADVISOR CLASS   $ 68.54        --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.......................  0.90%    ADVISOR CLASS   $ 68.01         8

PIMCO REAL RETURN PORTFOLIO...........................................  0.00%    ADVISOR CLASS   $ 12.59        93
PIMCO REAL RETURN PORTFOLIO...........................................  0.00%    ADVISOR CLASS   $125.92       132
PIMCO REAL RETURN PORTFOLIO...........................................  0.60%    ADVISOR CLASS   $120.23        50
PIMCO REAL RETURN PORTFOLIO...........................................  0.80%    ADVISOR CLASS   $118.38        --
PIMCO REAL RETURN PORTFOLIO...........................................  0.90%    ADVISOR CLASS   $117.46         5

PIMCO TOTAL RETURN PORTFOLIO..........................................  0.00%    ADVISOR CLASS   $ 13.06       293
PIMCO TOTAL RETURN PORTFOLIO..........................................  0.00%    ADVISOR CLASS   $130.56       275
PIMCO TOTAL RETURN PORTFOLIO..........................................  0.60%    ADVISOR CLASS   $124.66       170
PIMCO TOTAL RETURN PORTFOLIO..........................................  0.80%    ADVISOR CLASS   $122.74         1
PIMCO TOTAL RETURN PORTFOLIO..........................................  0.90%    ADVISOR CLASS   $121.79        29

T. ROWE PRICE EQUITY INCOME PORTFOLIO - II............................  0.00%      CLASS II      $210.29        40
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II............................  0.60%      CLASS II      $200.78        25
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II............................  0.80%      CLASS II      $197.70        --
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II............................  0.90%      CLASS II      $196.17         3

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II..........................  0.00%      CLASS II      $ 38.89       101
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II..........................  0.00%      CLASS II      $388.91         6

TARGET 2015 ALLOCATION................................................  0.00%          B         $ 20.05        25
TARGET 2015 ALLOCATION................................................  0.00%          B         $157.65         9

TARGET 2025 ALLOCATION................................................  0.00%          B         $ 23.16        77
TARGET 2025 ALLOCATION................................................  0.00%          B         $116.76         4
TARGET 2025 ALLOCATION................................................  0.00%          B         $172.30        18
TARGET 2025 ALLOCATION................................................  0.60%          B         $114.90        20
TARGET 2025 ALLOCATION................................................  0.80%          B         $114.28        --

TARGET 2035 ALLOCATION................................................  0.00%          B         $ 25.20        36
TARGET 2035 ALLOCATION................................................  0.00%          B         $119.39         3
TARGET 2035 ALLOCATION................................................  0.00%          B         $180.49         7
TARGET 2035 ALLOCATION................................................  0.60%          B         $117.49         6
TARGET 2035 ALLOCATION................................................  0.80%          B         $116.86        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2017

                                                                                                                   UNITS
                                                                       CONTRACT                                 OUTSTANDING
                                                                       CHARGES*     SHARE CLASS**    UNIT VALUE (000'S)***
                                                                       -------- -------------------- ---------- -----------
TARGET 2045 ALLOCATION................................................  0.00%            B            $ 27.03        19
TARGET 2045 ALLOCATION................................................  0.00%            B            $121.38         5
TARGET 2045 ALLOCATION................................................  0.00%            B            $185.61         3
TARGET 2045 ALLOCATION................................................  0.60%            B            $119.45         1

TARGET 2055 ALLOCATION................................................  0.00%            B            $ 12.51         3
TARGET 2055 ALLOCATION................................................  0.00%            B            $125.09         4
TARGET 2055 ALLOCATION................................................  0.60%            B            $123.10         1

TEMPLETON DEVELOPING MARKETS VIP FUND.................................  0.00%         CLASS 2         $130.20        87
TEMPLETON DEVELOPING MARKETS VIP FUND.................................  0.60%         CLASS 2         $124.31        48
TEMPLETON DEVELOPING MARKETS VIP FUND.................................  0.80%         CLASS 2         $122.40        --
TEMPLETON DEVELOPING MARKETS VIP FUND.................................  0.90%         CLASS 2         $121.46         2

TEMPLETON GLOBAL BOND VIP FUND........................................  0.00%         CLASS 2         $ 12.46       240
TEMPLETON GLOBAL BOND VIP FUND........................................  0.00%         CLASS 2         $124.64       237
TEMPLETON GLOBAL BOND VIP FUND........................................  0.60%         CLASS 2         $119.01        99
TEMPLETON GLOBAL BOND VIP FUND........................................  0.80%         CLASS 2         $117.18        --
TEMPLETON GLOBAL BOND VIP FUND........................................  0.90%         CLASS 2         $116.28        10

TEMPLETON GROWTH VIP FUND.............................................  0.00%         CLASS 2         $181.56        18
TEMPLETON GROWTH VIP FUND.............................................  0.60%         CLASS 2         $173.35        10
TEMPLETON GROWTH VIP FUND.............................................  0.80%         CLASS 2         $170.68        --
TEMPLETON GROWTH VIP FUND.............................................  0.90%         CLASS 2         $169.37         2

VANECK VIP GLOBAL HARD ASSETS FUND....................................  0.00%      CLASS S SHARES     $ 83.53       101
VANECK VIP GLOBAL HARD ASSETS FUND....................................  0.60%      CLASS S SHARES     $ 79.75        49
VANECK VIP GLOBAL HARD ASSETS FUND....................................  0.80%      CLASS S SHARES     $ 78.53        --
VANECK VIP GLOBAL HARD ASSETS FUND....................................  0.90%      CLASS S SHARES     $ 77.92         1

VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX PORTFOLIO.............  0.60%   INVESTOR SHARE CLASS  $285.63        31

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***Variable Investment Options where Units Outstanding are less than 500 are denoted by a --.

                                    FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                           1290 VT      1290 VT
                                               1290 VT   DOUBLELINE   DOUBLELINE                  1290 VT GAMCO 1290 VT GAMCO
                                             CONVERTIBLE   DYNAMIC   OPPORTUNISTIC 1290 VT EQUITY   MERGERS &   SMALL COMPANY
                                             SECURITIES* ALLOCATION*   BOND*(A)       INCOME*     ACQUISITIONS*    VALUE*
                                             ----------- ----------- ------------- -------------- ------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............  $ 14,649    $ 67,136      $ 3,343      $  354,309     $ 26,483     $ 1,124,293
 Expenses:
   Asset-based charges......................       465       3,713           18          42,234       36,031         375,759
                                              --------    --------      -------      ----------     --------     -----------

NET INVESTMENT INCOME (LOSS)................    14,184      63,423        3,325         312,075       (9,548)        748,534
                                              --------    --------      -------      ----------     --------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments..     3,461      26,574          (43)         28,473       45,172       7,579,760
   Net realized gain distribution from the
    Portfolios..............................    12,260     585,665          184       1,575,307      847,806      13,415,189
                                              --------    --------      -------      ----------     --------     -----------
 Net realized gain (loss)...................    15,721     612,239          141       1,603,780      892,978      20,994,949
                                              --------    --------      -------      ----------     --------     -----------

 Net change in unrealized appreciation
   (depreciation) of investments............   (19,816)    314,599       (2,459)      1,166,705        3,765       5,308,912
                                              --------    --------      -------      ----------     --------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS................................    (4,095)    926,838       (2,318)      2,770,485      896,743      26,303,861
                                              --------    --------      -------      ----------     --------     -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..................  $ 10,089    $990,261      $ 1,007      $3,082,560     $887,195     $27,052,395
                                              ========    ========      =======      ==========     ========     ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 19, 2017.

                                    FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                                                                 AMERICAN FUNDS
                                                                                                   INSURANCE
                                                                                                SERIES(R) GLOBAL AMERICAN FUNDS
                                        1290 VT                                     AMERICAN         SMALL         INSURANCE
                                       SMARTBETA 1290 VT SOCIALLY   ALL ASSET    CENTURY VP MID  CAPITALIZATION  SERIES(R) NEW
                                        EQUITY*    RESPONSIBLE*   GROWTH-ALT 20* CAP VALUE FUND     FUND/SM/     WORLD FUND(R)
                                       --------- ---------------- -------------- -------------- ---------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......  $ 7,249      $ 33,953       $  404,437     $  743,807      $   20,930      $   89,287
 Expenses:
   Asset-based charges................      586        11,324           34,214        139,567           9,807          16,911
                                        -------      --------       ----------     ----------      ----------      ----------

NET INVESTMENT INCOME (LOSS)..........    6,663        22,629          370,223        604,240          11,123          72,376
                                        -------      --------       ----------     ----------      ----------      ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.......................    5,943       100,782          265,836      1,669,072        (177,465)         41,899
   Net realized gain distribution
    from the Portfolios...............   16,594       500,420          569,039      1,044,837              --              --
                                        -------      --------       ----------     ----------      ----------      ----------
 Net realized gain (loss).............   22,537       601,202          834,875      2,713,909        (177,465)         41,899
                                        -------      --------       ----------     ----------      ----------      ----------

 Net change in unrealized
   appreciation (depreciation) of
   investments........................   44,110       (28,706)       2,422,878      2,309,587       1,384,139       2,374,832
                                        -------      --------       ----------     ----------      ----------      ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS................   66,647       572,496        3,257,753      5,023,496       1,206,674       2,416,731
                                        -------      --------       ----------     ----------      ----------      ----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS.....  $73,310      $595,125       $3,627,976     $5,627,736      $1,217,797      $2,489,107
                                        =======      ========       ==========     ==========      ==========      ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                 AXA 400     AXA 500    AXA 2000                                   AXA
                                                 MANAGED     MANAGED     MANAGED   AXA AGGRESSIVE AXA BALANCED CONSERVATIVE
                                               VOLATILITY* VOLATILITY* VOLATILITY*  ALLOCATION*    STRATEGY*   ALLOCATION*
                                               ----------- ----------- ----------- -------------- ------------ ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios..............  $ 39,081   $   98,341   $ 29,550    $ 2,204,554    $  453,939   $  324,481
 Expenses:
   Asset-based charges........................    14,290       20,023      9,199        245,512            --      101,268
                                                --------   ----------   --------    -----------    ----------   ----------

NET INVESTMENT INCOME (LOSS)..................    24,791       78,318     20,351      1,959,042       453,939      223,213
                                                --------   ----------   --------    -----------    ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments....   121,659      203,952     97,424      2,713,793       274,016      (78,118)
   Net realized gain distribution from the
    Portfolios................................   404,212      182,464    230,077      4,950,122       337,871      717,996
                                                --------   ----------   --------    -----------    ----------   ----------
 Net realized gain (loss).....................   525,871      386,416    327,501      7,663,915       611,887      639,878
                                                --------   ----------   --------    -----------    ----------   ----------

 Net change in unrealized appreciation
   (depreciation) of investments..............   136,239    1,023,722    146,767     15,671,433     1,889,026      510,514
                                                --------   ----------   --------    -----------    ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS..................................   662,110    1,410,138    474,268     23,335,348     2,500,913    1,150,392
                                                --------   ----------   --------    -----------    ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS....................  $686,901   $1,488,456   $494,619    $25,294,390    $2,954,852   $1,373,605
                                                ========   ==========   ========    ===========    ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                  AXA                        AXA      AXA GLOBAL                  AXA
                                              CONSERVATIVE     AXA      CONSERVATIVE-   EQUITY               INTERNATIONAL
                                                 GROWTH    CONSERVATIVE     PLUS        MANAGED   AXA GROWTH CORE MANAGED
                                               STRATEGY*    STRATEGY*    ALLOCATION*  VOLATILITY* STRATEGY*   VOLATILITY*
                                              ------------ ------------ ------------- ----------- ---------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.............   $ 88,733     $ 27,652    $  384,505   $ 1,509,217 $  882,830  $   983,025
 Expenses:
   Asset-based charges.......................         --           --        75,419       493,980         --      158,849
                                                --------     --------    ----------   ----------- ----------  -----------

NET INVESTMENT INCOME (LOSS).................     88,733       27,652       309,086     1,015,237    882,830      824,176
                                                --------     --------    ----------   ----------- ----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments...     96,132       30,985       157,312     4,468,932    460,417      786,097
   Net realized gain distribution from the
    Portfolios...............................     70,854       29,301     1,026,180            --    510,784           --
                                                --------     --------    ----------   ----------- ----------  -----------
 Net realized gain (loss)....................    166,986       60,286     1,183,492     4,468,932    971,201      786,097
                                                --------     --------    ----------   ----------- ----------  -----------

 Net change in unrealized appreciation
   (depreciation) of investments.............    270,462       25,697     1,119,606    26,555,167  5,354,237   12,137,220
                                                --------     --------    ----------   ----------- ----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.................................    437,448       85,983     2,303,098    31,024,099  6,325,438   12,923,317
                                                --------     --------    ----------   ----------- ----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...................   $526,181     $113,635    $2,612,184   $32,039,336 $7,208,268  $13,747,493
                                                ========     ========    ==========   =========== ==========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                               AXA           AXA                    AXA LARGE CAP
                                          INTERNATIONAL INTERNATIONAL AXA LARGE CAP    GROWTH     AXA LARGE CAP  AXA MID CAP
                                             MANAGED    VALUE MANAGED CORE MANAGED     MANAGED    VALUE MANAGED VALUE MANAGED
                                           VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*
                                          ------------- ------------- ------------- ------------- ------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........   $ 65,269     $ 1,542,057   $  294,143    $ 1,247,561   $ 6,073,780   $ 2,195,701
 Expenses:
   Asset-based charges...................      2,439         271,759       53,181      1,080,895     1,841,285       865,186
                                            --------     -----------   ----------    -----------   -----------   -----------

NET INVESTMENT INCOME (LOSS).............     62,830       1,270,298      240,962        166,666     4,232,495     1,330,515
                                            --------     -----------   ----------    -----------   -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................      7,608         869,487    1,142,300     12,799,983     7,411,354    10,978,136
   Net realized gain distribution from
    the Portfolios.......................     28,457              --    1,923,077     20,643,080            --    13,279,247
                                            --------     -----------   ----------    -----------   -----------   -----------
 Net realized gain (loss)................     36,065         869,487    3,065,377     33,443,063     7,411,354    24,257,383
                                            --------     -----------   ----------    -----------   -----------   -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........    503,911      14,475,642    2,433,165     30,503,643    38,606,026    (1,880,050)
                                            --------     -----------   ----------    -----------   -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................    539,976      15,345,129    5,498,542     63,946,706    46,017,380    22,377,333
                                            --------     -----------   ----------    -----------   -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............   $602,806     $16,615,427   $5,739,504    $64,113,372   $50,249,875   $23,707,848
                                            ========     ===========   ==========    ===========   ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                       AXA MODERATE AXA MODERATE-              AXA/CLEARBRIDGE
                                          AXA MODERATE    GROWTH        PLUS      AXA/AB SMALL    LARGE CAP     AXA/JANUS
                                          ALLOCATION*   STRATEGY*    ALLOCATION*  CAP GROWTH*      GROWTH*     ENTERPRISE*
                                          ------------ ------------ ------------- ------------ --------------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $10,888,386  $ 1,470,661   $ 6,070,496  $   538,826    $    56,825   $        --
 Expenses:
   Asset-based charges...................   4,468,208           --       744,206      933,520        199,413       103,805
                                          -----------  -----------   -----------  -----------    -----------   -----------

NET INVESTMENT INCOME (LOSS).............   6,420,178    1,470,661     5,326,290     (394,694)      (142,588)     (103,805)
                                          -----------  -----------   -----------  -----------    -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................   3,951,345    1,840,511     5,331,939    5,067,670       (317,133)      439,705
   Net realized gain distribution from
    the Portfolios.......................  29,598,549    1,234,054    19,152,820   17,531,392      9,445,893     4,545,028
                                          -----------  -----------   -----------  -----------    -----------   -----------
 Net realized gain (loss)................  33,549,894    3,074,565    24,484,759   22,599,062      9,128,760     4,984,733
                                          -----------  -----------   -----------  -----------    -----------   -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........  48,787,704    7,055,940    30,250,450   18,348,882      7,953,886     5,224,000
                                          -----------  -----------   -----------  -----------    -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  82,337,598   10,130,505    54,735,209   40,947,944     17,082,646    10,208,733
                                          -----------  -----------   -----------  -----------    -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $88,757,776  $11,601,166   $60,061,499  $40,553,250    $16,940,058   $10,104,928
                                          ===========  ===========   ===========  ===========    ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                            BLACKROCK
                                             AXA/LOOMIS      GLOBAL      CHARTER/SM/  CHARTER/SM/ CHARTER/SM/  CLEARBRIDGE
                                               SAYLES    ALLOCATION V.I. MULTI-SECTOR SMALL CAP   SMALL CAP   VARIABLE MID
                                              GROWTH*         FUND          BOND*      GROWTH*      VALUE*    CAP PORTFOLIO
                                             ----------  --------------- ------------ ----------  ----------  -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............ $   62,002     $ 54,567     $ 1,183,840  $  316,463  $  435,634     $   428
 Expenses:
   Asset-based charges......................     90,724           --         327,709      17,584      73,352          --
                                             ----------     --------     -----------  ----------  ----------     -------

NET INVESTMENT INCOME (LOSS)................    (28,722)      54,567         856,131     298,879     362,282         428
                                             ----------     --------     -----------  ----------  ----------     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments..    397,957       21,599      (1,408,166)    504,099   1,520,462       1,010
   Net realized gain distribution from the
    Portfolios..............................    975,741       51,123              --     277,470          --      12,475
                                             ----------     --------     -----------  ----------  ----------     -------
 Net realized gain (loss)...................  1,373,698       72,722      (1,408,166)    781,569   1,520,462      13,485
                                             ----------     --------     -----------  ----------  ----------     -------

 Net change in unrealized appreciation
   (depreciation) of investments............  8,459,226      397,048       1,923,410   1,438,055   1,285,931      (2,667)
                                             ----------     --------     -----------  ----------  ----------     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS................................  9,832,924      469,770         515,244   2,219,624   2,806,393      10,818
                                             ----------     --------     -----------  ----------  ----------     -------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.................. $9,804,202     $524,337     $ 1,371,375  $2,518,503  $3,168,675     $11,246
                                             ==========     ========     ===========  ==========  ==========     =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                              EQ/BLACKROCK EQ/CAPITAL
                                              BASIC VALUE   GUARDIAN    EQ/COMMON   EQ/CORE BOND EQ/EQUITY 500 EQ/GLOBAL
                                                EQUITY*    RESEARCH*   STOCK INDEX*    INDEX*       INDEX*     BOND PLUS*
                                              ------------ ----------- ------------ ------------ ------------- ----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............. $ 2,885,230  $   925,983 $ 21,129,489  $ 827,716   $ 11,873,254  $    7,212
 Expenses:
   Asset-based charges.......................     692,983      567,721    8,487,490    174,885      2,804,026      45,410
                                              -----------  ----------- ------------  ---------   ------------  ----------

NET INVESTMENT INCOME (LOSS).................   2,192,247      358,262   12,641,999    652,831      9,069,228     (38,198)
                                              -----------  ----------- ------------  ---------   ------------  ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments...   9,091,685    6,093,761   64,211,978   (105,358)    42,386,381    (373,414)
   Net realized gain distribution from the
    Portfolios...............................          --    6,631,491           --         --      7,300,713          --
                                              -----------  ----------- ------------  ---------   ------------  ----------
 Net realized gain (loss)....................   9,091,685   12,725,252   64,211,978   (105,358)    49,687,094    (373,414)
                                              -----------  ----------- ------------  ---------   ------------  ----------

 Net change in unrealized appreciation
   (depreciation) of investments.............   4,122,849   12,658,249  218,283,989    185,629     94,757,414   1,147,392
                                              -----------  ----------- ------------  ---------   ------------  ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.................................  13,214,534   25,383,501  282,495,967     80,271    144,444,508     773,978
                                              -----------  ----------- ------------  ---------   ------------  ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS................... $15,406,781  $25,741,763 $295,137,966  $ 733,102   $153,513,736  $  735,780
                                              ===========  =========== ============  =========   ============  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                        EQ/INTERMEDIATE                              EQ/JPMORGAN
                                          GOVERNMENT    EQ/INTERNATIONAL EQ/INVESCO     VALUE      EQ/LARGE CAP  EQ/LARGE CAP
                                             BOND*       EQUITY INDEX*   COMSTOCK*  OPPORTUNITIES* GROWTH INDEX* VALUE INDEX*
                                        --------------- ---------------- ---------- -------------- ------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.......    $ 762,376      $ 8,308,093    $  215,216   $  372,299    $ 1,126,712   $  505,881
 Expenses:
   Asset-based charges.................      223,234        1,404,977        51,812      162,776        623,287       72,857
                                           ---------      -----------    ----------   ----------    -----------   ----------

NET INVESTMENT INCOME (LOSS)...........      539,142        6,903,116       163,404      209,523        503,425      433,024
                                           ---------      -----------    ----------   ----------    -----------   ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments........................      228,394       (5,487,166)      698,834    2,749,220      5,573,154      760,022
   Net realized gain distribution
    from the Portfolios................       50,588               --            --    4,567,669      6,247,310      913,199
                                           ---------      -----------    ----------   ----------    -----------   ----------
 Net realized gain (loss)..............      278,982       (5,487,166)      698,834    7,316,889     11,820,464    1,673,221
                                           ---------      -----------    ----------   ----------    -----------   ----------

 Net change in unrealized
   appreciation (depreciation) of
   investments.........................     (714,718)      62,115,735     3,616,119     (459,157)    24,348,871    1,055,188
                                           ---------      -----------    ----------   ----------    -----------   ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS.................     (435,736)      56,628,569     4,314,953    6,857,732     36,169,335    2,728,409
                                           ---------      -----------    ----------   ----------    -----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.............    $ 103,406      $63,531,685    $4,478,357   $7,067,255    $36,672,760   $3,161,433
                                           =========      ===========    ==========   ==========    ===========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                 EQ/MFS
                                              INTERNATIONAL  EQ/MID CAP  EQ/MONEY EQ/PIMCO ULTRA EQ/QUALITY    EQ/SMALL
                                                 GROWTH*       INDEX*    MARKET*   SHORT BOND*   BOND PLUS* COMPANY INDEX*
                                              ------------- -----------  -------- -------------- ---------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.............  $   376,950  $ 1,367,420  $619,077    $424,466    $ 554,527   $ 1,005,915
 Expenses:
   Asset-based charges.......................      103,707      424,982   617,183      86,075      199,306       205,995
                                               -----------  -----------  --------    --------    ---------   -----------

NET INVESTMENT INCOME (LOSS).................      273,243      942,438     1,894     338,391      355,221       799,920
                                               -----------  -----------  --------    --------    ---------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments...    1,299,190    7,654,101     1,093      (4,530)    (558,474)    2,300,530
   Net realized gain distribution from the
    Portfolios...............................    1,703,344   13,150,284     3,021          --           --     7,332,338
                                               -----------  -----------  --------    --------    ---------   -----------
 Net realized gain (loss)....................    3,002,534   20,804,385     4,114      (4,530)    (558,474)    9,632,868
                                               -----------  -----------  --------    --------    ---------   -----------

 Net change in unrealized appreciation
   (depreciation) of investments.............    8,871,531     (921,700)      632     180,974      701,106     1,718,087
                                               -----------  -----------  --------    --------    ---------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.................................   11,874,065   19,882,685     4,746     176,444      142,632    11,350,955
                                               -----------  -----------  --------    --------    ---------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...................  $12,147,308  $20,825,123  $  6,640    $514,835    $ 497,853   $12,150,875
                                               ===========  ===========  ========    ========    =========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                                FIDELITY(R) VIP                                 FIDELITY(R) VIP
                                      EQ/T. ROWE                ASSET MANAGER:  FIDELITY(R) VIP FIDELITY(R) VIP   GOVERNMENT
                                     PRICE GROWTH EQ/UBS GROWTH     GROWTH       CONTRAFUND(R)   EQUITY-INCOME   MONEY MARKET
                                        STOCK*      & INCOME*      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                     ------------ ------------- --------------- --------------- --------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.... $        --   $   42,467      $ 15,860       $   759,920      $ 26,477         $6,057
 Expenses:
   Asset-based charges..............     287,380       49,727            --           368,250            --             --
                                     -----------   ----------      --------       -----------      --------         ------

NET INVESTMENT INCOME (LOSS)........    (287,380)      (7,260)       15,860           391,670        26,477          6,057
                                     -----------   ----------      --------       -----------      --------         ------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................   5,616,951      308,550        19,058           834,290        (3,246)            --
   Net realized gain distribution
    from the Portfolios.............   8,907,698      960,210       191,876         5,202,424        37,033             --
                                     -----------   ----------      --------       -----------      --------         ------
 Net realized gain (loss)...........  14,524,649    1,268,760       210,934         6,036,714        33,787             --
                                     -----------   ----------      --------       -----------      --------         ------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................  12,054,306    1,320,196        26,312        11,806,589       149,822             --
                                     -----------   ----------      --------       -----------      --------         ------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............  26,578,955    2,588,956       237,246        17,843,303       183,609             --
                                     -----------   ----------      --------       -----------      --------         ------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS... $26,291,575   $2,581,696      $253,106       $18,234,973      $210,086         $6,057
                                     ===========   ==========      ========       ===========      ========         ======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                             FIDELITY(R) VIP                 FIDELITY(R) VIP                                     FIDELITY(R) VIP
                                GROWTH &     FIDELITY(R) VIP   INVESTMENT                        FIDELITY(R) VIP      VALUE
                                 INCOME        HIGH INCOME     GRADE BOND    FIDELITY(R) VIP MID      VALUE        STRATEGIES
                                PORTFOLIO       PORTFOLIO       PORTFOLIO       CAP PORTFOLIO       PORTFOLIO       PORTFOLIO
                             --------------- --------------- --------------- ------------------- --------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios..............   $  104,111       $193,518        $370,838         $  138,534         $  8,342        $  5,354
 Expenses:
   Asset-based charges......       22,315             --              --             48,495               --              --
                               ----------       --------        --------         ----------         --------        --------

NET INVESTMENT INCOME
 (LOSS).....................       81,796        193,518         370,838             90,039            8,342           5,354
                               ----------       --------        --------         ----------         --------        --------

NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain
    (loss) on investments...      224,308        (41,290)        111,233            154,360           23,799          (1,367)
   Net realized gain
    distribution from the
    Portfolios..............      234,707             --         102,520          1,176,604           21,142          87,148
                               ----------       --------        --------         ----------         --------        --------
 Net realized gain (loss)...      459,015        (41,290)        213,753          1,330,964           44,941          85,781
                               ----------       --------        --------         ----------         --------        --------

 Net change in unrealized
   appreciation
   (depreciation) of
   investments..............      950,418         96,590         209,639          3,659,520           59,005         (21,373)
                               ----------       --------        --------         ----------         --------        --------

NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS................    1,409,433         55,300         423,392          4,990,484          103,946          64,408
                               ----------       --------        --------         ----------         --------        --------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS.................   $1,491,229       $248,818        $794,230         $5,080,523         $112,288        $ 69,762
                               ==========       ========        ========         ==========         ========        ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                        FRANKLIN    FRANKLIN RISING FRANKLIN SMALL    FRANKLIN     GOLDMAN SACHS INVESCO V.I.
                                      MUTUAL SHARES  DIVIDENDS VIP  CAP VALUE VIP     STRATEGIC     VIT MID CAP   DIVERSIFIED
                                        VIP FUND         FUND            FUND      INCOME VIP FUND  VALUE FUND   DIVIDEND FUND
                                      ------------- --------------- -------------- --------------- ------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.....   $246,135      $   830,116     $   58,113     $  950,535     $   60,569    $  209,275
 Expenses:
   Asset-based charges...............     20,479          156,010         27,483         74,604         26,477            --
                                        --------      -----------     ----------     ----------     ----------    ----------

NET INVESTMENT INCOME (LOSS).........    225,656          674,106         30,630        875,931         34,092       209,275
                                        --------      -----------     ----------     ----------     ----------    ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments......................    187,875          599,928       (119,565)      (588,707)      (237,903)      411,548
   Net realized gain distribution
    from the Portfolios..............    446,360        1,977,252        794,802             --        685,996       481,551
                                        --------      -----------     ----------     ----------     ----------    ----------
 Net realized gain (loss)............    634,235        2,577,180        675,237       (588,707)       448,093       893,099
                                        --------      -----------     ----------     ----------     ----------    ----------

 Net change in unrealized
   appreciation (depreciation) of
   investments.......................     (6,575)       6,998,674        424,449      1,076,759        733,455        15,062
                                        --------      -----------     ----------     ----------     ----------    ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS...............    627,660        9,575,854      1,099,686        488,052      1,181,548       908,161
                                        --------      -----------     ----------     ----------     ----------    ----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS....   $853,316      $10,249,960     $1,130,316     $1,363,983     $1,215,640    $1,117,436
                                        ========      ===========     ==========     ==========     ==========    ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                       INVESCO V.I. INVESCO V.I.  INVESCO V.I. MID INVESCO V.I.
                                       GLOBAL REAL  INTERNATIONAL     CAP CORE      SMALL CAP   IVY VIP DIVIDEND
                                       ESTATE FUND   GROWTH FUND    EQUITY FUND    EQUITY FUND   OPPORTUNITIES   IVY VIP ENERGY
                                       ------------ ------------- ---------------- ------------ ---------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......  $1,111,703   $  443,302       $ 11,003       $     --       $ 10,139      $   112,760
 Expenses:
   Asset-based charges................      74,991       62,745          8,838         10,054             --           46,207
                                        ----------   ----------       --------       --------       --------      -----------

NET INVESTMENT INCOME (LOSS)..........   1,036,712      380,557          2,165        (10,054)        10,139           66,553
                                        ----------   ----------       --------       --------       --------      -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.......................     254,401      887,652        (36,299)       (70,319)        10,771       (1,327,966)
   Net realized gain distribution
    from the Portfolios...............     605,723           --         72,436        241,210         26,181               --
                                        ----------   ----------       --------       --------       --------      -----------
 Net realized gain (loss).............     860,124      887,652         36,137        170,891         36,952       (1,327,966)
                                        ----------   ----------       --------       --------       --------      -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments........................   2,415,867    5,539,640        430,480        482,329         85,655       (1,852,941)
                                        ----------   ----------       --------       --------       --------      -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS................   3,275,991    6,427,292        466,617        653,220        122,607       (3,180,907)
                                        ----------   ----------       --------       --------       --------      -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS.....  $4,312,703   $6,807,849       $468,782       $643,166       $132,746      $(3,114,354)
                                        ==========   ==========       ========       ========       ========      ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                                                                     LAZARD
                                                                                                   RETIREMENT      MFS(R)
                                                                   IVY VIP SCIENCE                  EMERGING    INTERNATIONAL
                                      IVY VIP HIGH IVY VIP MID CAP       AND       IVY VIP SMALL MARKETS EQUITY     VALUE
                                         INCOME        GROWTH        TECHNOLOGY     CAP GROWTH     PORTFOLIO      PORTFOLIO
                                      ------------ --------------- --------------- ------------- -------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.....  $1,699,652    $       --      $       --     $       --    $ 1,091,736    $ 1,238,122
 Expenses:
   Asset-based charges...............      60,608        65,118          55,927         23,455        113,984        199,786
                                       ----------    ----------      ----------     ----------    -----------    -----------

NET INVESTMENT INCOME (LOSS).........   1,639,044       (65,118)        (55,927)       (23,455)       977,752      1,038,336
                                       ----------    ----------      ----------     ----------    -----------    -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments......................    (243,257)      418,209         574,569       (126,914)     1,859,951      2,867,199
   Net realized gain distribution
    from the Portfolios..............          --       843,406       2,405,827        234,118             --         90,270
                                       ----------    ----------      ----------     ----------    -----------    -----------
 Net realized gain (loss)............    (243,257)    1,261,615       2,980,396        107,204      1,859,951      2,957,469
                                       ----------    ----------      ----------     ----------    -----------    -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments.......................     520,815     5,684,352       4,359,672      2,025,126     10,959,347     17,111,049
                                       ----------    ----------      ----------     ----------    -----------    -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS...............     277,558     6,945,967       7,340,068      2,132,330     12,819,298     20,068,518
                                       ----------    ----------      ----------     ----------    -----------    -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS....  $1,916,602    $6,880,849      $7,284,141     $2,108,875    $13,797,050    $21,106,854
                                       ==========    ==========      ==========     ==========    ===========    ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                          MFS(R)
                                                       MASSACHUSETTS
                                                         INVESTORS                    MULTIMANAGER               MULTIMANAGER
                                      MFS(R) INVESTORS GROWTH STOCK  MFS(R) UTILITIES  AGGRESSIVE   MULTIMANAGER   MID CAP
                                        TRUST SERIES     PORTFOLIO        SERIES        EQUITY*      CORE BOND*    GROWTH*
                                      ---------------- ------------- ---------------- ------------  ------------ ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.....     $ 18,789      $   17,092       $ 93,254     $    658,665  $ 1,364,164   $       --
 Expenses:
   Asset-based charges...............        9,072          10,736             --        2,254,528      167,580       75,591
                                          --------      ----------       --------     ------------  -----------   ----------

NET INVESTMENT INCOME (LOSS).........        9,717           6,356         93,254       (1,595,863)   1,196,584      (75,591)
                                          --------      ----------       --------     ------------  -----------   ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments......................       26,937           3,113        (94,410)      19,467,828   (1,016,350)    (320,175)
   Net realized gain distribution
    from the Portfolios..............      134,637         213,559             --               --           --    2,212,944
                                          --------      ----------       --------     ------------  -----------   ----------
 Net realized gain (loss)............      161,574         216,672        (94,410)      19,467,828   (1,016,350)   1,892,769
                                          --------      ----------       --------     ------------  -----------   ----------

 Net change in unrealized
   appreciation (depreciation) of
   investments.......................      484,584         790,808        314,357       90,566,246    1,627,190    4,700,332
                                          --------      ----------       --------     ------------  -----------   ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS...............      646,158       1,007,480        219,947      110,034,074      610,840    6,593,101
                                          --------      ----------       --------     ------------  -----------   ----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS....     $655,875      $1,013,836       $313,201     $108,438,211  $ 1,807,424   $6,517,510
                                          ========      ==========       ========     ============  ===========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                                                   PIMCO
                                                                               COMMODITYREAL
                                                                     NATURAL     RETURN(R)   PIMCO REAL PIMCO TOTAL
                                         MULTIMANAGER  MULTIMANAGER RESOURCES    STRATEGY      RETURN     RETURN
                                        MID CAP VALUE* TECHNOLOGY*  PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO
                                        -------------- ------------ ---------  ------------- ---------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.......  $   307,715   $     4,663  $      --   $ 1,058,739  $ 537,419  $1,182,994
 Expenses:
   Asset-based charges.................      160,655       434,997         --        16,255     43,289     153,668
                                         -----------   -----------  ---------   -----------  ---------  ----------

NET INVESTMENT INCOME (LOSS)...........      147,060      (430,334)        --     1,042,484    494,130   1,029,326
                                         -----------   -----------  ---------   -----------  ---------  ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments........................    5,540,659     6,457,720    314,388    (1,020,101)  (439,868)   (550,180)
   Net realized gain distribution
    from the Portfolios................           --     9,900,435         --            --         --          --
                                         -----------   -----------  ---------   -----------  ---------  ----------
 Net realized gain (loss)..............    5,540,659    16,358,155    314,388    (1,020,101)  (439,868)   (550,180)
                                         -----------   -----------  ---------   -----------  ---------  ----------

 Net change in unrealized
   appreciation (depreciation) of
   investments.........................   (2,234,798)   19,494,100   (382,799)      202,280    742,968   2,218,288
                                         -----------   -----------  ---------   -----------  ---------  ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS.................    3,305,861    35,852,255    (68,411)     (817,821)   303,100   1,668,108
                                         -----------   -----------  ---------   -----------  ---------  ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.............  $ 3,452,921   $35,421,921  $ (68,411)  $   224,663  $ 797,230  $2,697,434
                                         ===========   ===========  =========   ===========  =========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                         T. ROWE PRICE
                                          T. ROWE PRICE      HEALTH
                                          EQUITY INCOME     SCIENCES    TARGET 2015 TARGET 2025 TARGET 2035 TARGET 2045
                                          PORTFOLIO - II PORTFOLIO - II ALLOCATION* ALLOCATION* ALLOCATION* ALLOCATION*
                                          -------------- -------------- ----------- ----------- ----------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........   $  202,659     $       --    $ 24,923    $102,366    $ 42,630    $ 23,518
 Expenses:
   Asset-based charges...................       35,136             --          --       6,486       2,063         305
                                            ----------     ----------    --------    --------    --------    --------

NET INVESTMENT INCOME (LOSS).............      167,523             --      24,923      95,880      40,567      23,213
                                            ----------     ----------    --------    --------    --------    --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................      315,458        162,643      26,268      75,888      31,591      34,871
   Net realized gain distribution from
    the Portfolios.......................    1,315,483        268,149      47,444          --          --          --
                                            ----------     ----------    --------    --------    --------    --------
 Net realized gain (loss)................    1,630,941        430,792      73,712      75,888      31,591      34,871
                                            ----------     ----------    --------    --------    --------    --------

 Net change in unrealized appreciation
   (depreciation) of investments.........      134,619        969,308      74,452     602,049     308,373     176,698
                                            ----------     ----------    --------    --------    --------    --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................    1,765,560      1,400,100     148,164     677,937     339,964     211,569
                                            ----------     ----------    --------    --------    --------    --------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............   $1,933,083     $1,400,100    $173,087    $773,817    $380,531    $234,782
                                            ==========     ==========    ========    ========    ========    ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                           TEMPLETON                                          VANGUARD
                                                          DEVELOPING   TEMPLETON  TEMPLETON  VANECK VIP  VARIABLE INSURANCE
                                              TARGET 2055 MARKETS VIP GLOBAL BOND GROWTH VIP GLOBAL HARD FUND - EQUITY INDEX
                                              ALLOCATION*    FUND      VIP FUND      FUND    ASSETS FUND      PORTFOLIO
                                              ----------- ----------- ----------- ---------- ----------- -------------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.............   $ 7,897   $  127,845  $       --   $ 79,397   $      --      $  140,531
 Expenses:
   Asset-based charges.......................       289       26,126      82,617     12,609      25,308          47,431
                                                -------   ----------  ----------   --------   ---------      ----------

NET INVESTMENT INCOME (LOSS).................     7,608      101,719     (82,617)    66,788     (25,308)         93,100
                                                -------   ----------  ----------   --------   ---------      ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments...    12,353        4,178    (707,906)   (35,835)   (542,822)        550,033
   Net realized gain distribution from the
    Portfolios...............................        --           --     141,185         --          --         240,028
                                                -------   ----------  ----------   --------   ---------      ----------
 Net realized gain (loss)....................    12,353        4,178    (566,721)   (35,835)   (542,822)        790,061
                                                -------   ----------  ----------   --------   ---------      ----------

 Net change in unrealized appreciation
   (depreciation) of investments.............    70,907    4,129,479   1,332,521    790,464     284,049         625,587
                                                -------   ----------  ----------   --------   ---------      ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.................................    83,260    4,133,657     765,800    754,629    (258,773)      1,415,648
                                                -------   ----------  ----------   --------   ---------      ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...................   $90,868   $4,235,376  $  683,183   $821,417   $(284,081)     $1,508,748
                                                =======   ==========  ==========   ========   =========      ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                                   1290 VT
                                                                                                 DOUBLELINE
                                                   1290 VT CONVERTIBLE    1290 VT DOUBLELINE    OPPORTUNISTIC
                                                    SECURITIES*(A)       DYNAMIC ALLOCATION*      BOND*(B)
                                                   ------------------  -----------------------  -------------
                                                     2017      2016        2017        2016         2017
                                                   --------   ------   -----------  ----------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $ 14,184   $  317   $    63,423  $  133,365    $  3,325
 Net realized gain (loss).........................   15,721        6       612,239      54,196         141
 Net change in unrealized appreciation
   (depreciation) of investments..................  (19,816)     (51)      314,599     522,235      (2,459)
                                                   --------   ------   -----------  ----------    --------

 Net increase (decrease) in net assets resulting
   from operations................................   10,089      272       990,261     709,796       1,007
                                                   --------   ------   -----------  ----------    --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   22,985      607     2,164,531   2,399,901      13,745
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  571,621    8,392       479,653   1,166,452     187,672
 Redemptions for contract benefits and
   terminations...................................       --       --       (42,259)    (46,021)         --
 Contract maintenance charges.....................   (8,900)    (545)     (776,878)   (634,530)     (2,463)
                                                   --------   ------   -----------  ----------    --------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............  585,706    8,454     1,825,047   2,885,802     198,954
                                                   --------   ------   -----------  ----------    --------
NET INCREASE (DECREASE) IN NET ASSETS.............  595,795    8,726     2,815,308   3,595,598     199,961
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........    8,726       --     9,492,141   5,896,543          --
                                                   --------   ------   -----------  ----------    --------

NET ASSETS -- END OF YEAR OR PERIOD............... $604,521   $8,726   $12,307,449  $9,492,141    $199,961
                                                   ========   ======   ===========  ==========    ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 20, 2016.
(b)Units were made available on May 19, 2017.

                                    FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                             1290 VT GAMCO MERGERS       1290 VT GAMCO SMALL
                                                  1290 VT EQUITY INCOME*        & ACQUISITIONS*            COMPANY VALUE*
                                                 ------------------------  ------------------------  --------------------------
                                                     2017         2016         2017         2016         2017          2016
                                                 -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................... $   312,075  $   333,159  $    (9,548) $   (33,777) $    748,534  $    438,779
 Net realized gain (loss).......................   1,603,780    2,128,844      892,978      815,427    20,994,949    11,497,248
 Net change in unrealized appreciation
   (depreciation) of investments................   1,166,705     (102,790)       3,765      253,253     5,308,912    20,499,239
                                                 -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations....................   3,082,560    2,359,213      887,195    1,034,903    27,052,395    32,435,266
                                                 -----------  -----------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........   1,314,128    1,477,442    1,446,603    1,262,912    14,715,495    13,144,702
 Transfers between Variable Investment Options
   including guaranteed interest account, net...    (409,866)    (984,626)    (163,664)    (962,796)   (5,116,218)   (6,071,993)
 Redemptions for contract benefits and
   terminations.................................    (647,739)    (828,709)    (370,720)    (401,048)   (5,818,950)   (4,766,318)
 Contract maintenance charges...................    (728,372)    (762,224)    (462,204)    (496,212)   (5,980,113)   (5,816,422)
                                                 -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners transactions...    (471,849)  (1,098,117)     450,015     (597,144)   (2,199,786)   (3,510,031)
                                                 -----------  -----------  -----------  -----------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS...........   2,610,711    1,261,096    1,337,210      437,759    24,852,609    28,925,235
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......  20,040,559   18,779,463   14,854,786   14,417,027   172,874,140   143,948,905
                                                 -----------  -----------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............. $22,651,270  $20,040,559  $16,191,996  $14,854,786  $197,726,749  $172,874,140
                                                 ===========  ===========  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                         1290 VT SMARTBETA     1290 VT SOCIALLY             ALL ASSET
                                                            EQUITY*(A)           RESPONSIBLE*           GROWTH-ALT 20*(C)
                                                        ------------------  ----------------------  ------------------------
                                                          2017      2016       2017        2016         2017         2016
                                                        --------  --------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).......................... $  6,663  $    902  $   22,629  $   23,204  $   370,223  $   224,868
 Net realized gain (loss)..............................   22,537      (146)    601,202     144,467      834,875      446,113
 Net change in unrealized appreciation (depreciation)
   of investments......................................   44,110      (387)    (28,706)     74,433    2,422,878    1,046,339
                                                        --------  --------  ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations..........................................   73,310       369     595,125     242,104    3,627,976    1,717,320
                                                        --------  --------  ----------  ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................   76,181   146,022     204,225     182,500    4,217,718    2,820,457
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........  296,031    38,607     235,718     509,706    3,884,575     (926,044)
 Redemptions for contract benefits and terminations....   (7,598)       --     (54,567)   (166,029)  (1,123,996)    (372,208)
 Contract maintenance charges..........................  (20,971)   (3,851)    (99,583)    (97,511)  (1,370,437)  (1,060,367)
                                                        --------  --------  ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................  343,643   180,778     285,793     428,666    5,607,860      461,838
                                                        --------  --------  ----------  ----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS..................  416,953   181,147     880,918     670,770    9,235,836    2,179,158
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............  181,147        --   2,640,753   1,969,983   19,692,799   17,513,641
                                                        --------  --------  ----------  ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD.................... $598,100  $181,147  $3,521,671  $2,640,753  $28,928,635  $19,692,799
                                                        ========  ========  ==========  ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 20, 2016.
(c)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 25 due to a merger on May 19, 2017.

                                    FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                 AMERICAN FUNDS
                                                                               INSURANCE SERIES(R)        AMERICAN FUNDS
                                                      AMERICAN CENTURY VP         GLOBAL SMALL       INSURANCE SERIES(R) NEW
                                                      MID CAP VALUE FUND     CAPITALIZATION FUND/SM/      WORLD FUND(R)
                                                   ------------------------  ----------------------  -----------------------
                                                       2017         2016        2017        2016         2017        2016
                                                   -----------  -----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   604,240  $   533,716  $   11,123  $   (2,520) $    72,376  $   34,520
 Net realized gain (loss).........................   2,713,909    2,816,010    (177,465)    439,765       41,899    (421,874)
 Net change in unrealized appreciation
   (depreciation) of investments..................   2,309,587    5,253,661   1,384,139    (347,616)   2,374,832     721,997
                                                   -----------  -----------  ----------  ----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................   5,627,736    8,603,387   1,217,797      89,629    2,489,107     334,643
                                                   -----------  -----------  ----------  ----------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   4,836,775    4,019,716     864,377     799,536    1,605,340   1,549,169
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  (2,983,959)   6,669,097   1,467,288     (24,235)   1,208,476     566,069
 Redemptions for contract benefits and
   terminations...................................  (1,213,027)  (1,051,933)   (113,887)   (172,649)     (76,397)   (317,722)
 Contract maintenance charges.....................  (1,453,077)  (1,164,862)   (186,450)   (175,699)    (374,039)   (305,618)
                                                   -----------  -----------  ----------  ----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    (813,288)   8,472,018   2,031,328     426,953    2,363,380   1,491,898
                                                   -----------  -----------  ----------  ----------  -----------  ----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP...........          --           --          --          --           --         101
                                                   -----------  -----------  ----------  ----------  -----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS.............   4,814,448   17,075,405   3,249,125     516,582    4,852,487   1,826,642
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  50,922,234   33,846,829   4,107,319   3,590,737    7,858,144   6,031,502
                                                   -----------  -----------  ----------  ----------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $55,736,682  $50,922,234  $7,356,444  $4,107,319  $12,710,631  $7,858,144
                                                   ===========  ===========  ==========  ==========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                           AXA 400 MANAGED         AXA 500 MANAGED        AXA 2000 MANAGED
                                                             VOLATILITY*             VOLATILITY*             VOLATILITY*
                                                       ----------------------  ----------------------  ----------------------
                                                          2017        2016        2017        2016        2017        2016
                                                       ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)......................... $   24,791  $   19,855  $   78,318  $   61,127  $   20,351  $   14,551
 Net realized gain (loss).............................    525,871     229,251     386,416     223,172     327,501      64,440
 Net change in unrealized appreciation (depreciation)
   of investments.....................................    136,239     366,181   1,023,722     376,254     146,767     450,055
                                                       ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations.........................................    686,901     615,287   1,488,456     660,553     494,619     529,046
                                                       ----------  ----------  ----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners................    386,328     289,871   1,030,494     593,924     396,055     338,614
 Transfers between Variable Investment Options
   including guaranteed interest account, net.........    390,864     517,998     983,229     512,631     544,488     340,679
 Redemptions for contract benefits and terminations...    (97,331)   (168,916)   (256,066)   (230,688)    (90,180)    (70,223)
 Contract maintenance charges.........................   (199,662)   (168,540)   (390,590)   (329,444)   (154,578)   (132,706)
                                                       ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions........................    480,199     470,413   1,367,067     546,423     695,785     476,364
                                                       ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP...................         --          15          --          10          --           5
                                                       ----------  ----------  ----------  ----------  ----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS.................  1,167,100   1,085,715   2,855,523   1,206,986   1,190,404   1,005,415
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.............  4,245,720   3,160,005   6,887,041   5,680,055   3,289,364   2,283,949
                                                       ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD................... $5,412,820  $4,245,720  $9,742,564  $6,887,041  $4,479,768  $3,289,364
                                                       ==========  ==========  ==========  ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                      AXA AGGRESSIVE                                      AXA CONSERVATIVE
                                                        ALLOCATION*          AXA BALANCED STRATEGY*          ALLOCATION*
                                                --------------------------  ------------------------  ------------------------
                                                    2017          2016          2017         2016         2017         2016
                                                ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $  1,959,042  $  1,021,742  $   453,939  $   233,093  $   223,213  $   193,150
 Net realized gain (loss)......................    7,663,915     7,911,077      611,887      503,223      639,878      271,069
 Net change in unrealized appreciation
   (depreciation) of investments...............   15,671,433     2,182,227    1,889,026      792,298      510,514      360,876
                                                ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations...................   25,294,390    11,115,046    2,954,852    1,528,614    1,373,605      825,095
                                                ------------  ------------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........    9,347,431     9,864,911    6,324,025    6,689,508    2,307,432    2,309,727
 Transfers between Variable Investment Options
   including guaranteed interest account, net..   (2,743,640)   (6,379,303)   2,576,437   (1,036,578)  (2,239,253)    (513,165)
 Redemptions for contract benefits and
   terminations................................   (6,733,933)   (6,325,982)    (409,625)  (1,088,440)  (2,283,420)  (1,811,762)
 Contract maintenance charges..................   (5,688,391)   (6,222,434)  (2,677,758)  (2,488,219)  (2,122,093)  (2,279,038)
                                                ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..   (5,818,533)   (9,062,808)   5,813,079    2,076,271   (4,337,334)  (2,294,238)
                                                ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP........      (31,623)           --           --       14,500           --           --
                                                ------------  ------------  -----------  -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS..........   19,444,234     2,052,238    8,767,931    3,619,385   (2,963,729)  (1,469,143)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  136,873,628   134,821,390   27,826,342   24,206,957   31,589,202   33,058,345
                                                ------------  ------------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............ $156,317,862  $136,873,628  $36,594,273  $27,826,342  $28,625,473  $31,589,202
                                                ============  ============  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                      AXA CONSERVATIVE        AXA CONSERVATIVE       AXA CONSERVATIVE-PLUS
                                                      GROWTH STRATEGY*            STRATEGY*               ALLOCATION*
                                                   ----------------------  ----------------------  ------------------------
                                                      2017        2016        2017        2016         2017         2016
                                                   ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   88,733  $   52,413  $   27,652  $   22,659  $   309,086  $   211,365
 Net realized gain (loss).........................    166,986      80,088      60,286      14,809    1,183,492      829,567
 Net change in unrealized appreciation
   (depreciation) of investments..................    270,462     148,605      25,697      34,505    1,119,606      484,464
                                                   ----------  ----------  ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................    526,181     281,106     113,635      71,973    2,612,184    1,525,396
                                                   ----------  ----------  ----------  ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............  1,206,742   1,093,064     456,114     500,004    3,410,318    2,586,697
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    476,425     (60,827)   (355,590)     71,818     (207,373)     184,299
 Redemptions for contract benefits and
   terminations...................................   (331,042)   (131,887)   (100,328)     (5,164)  (2,659,574)  (1,941,637)
 Contract maintenance charges.....................   (601,525)   (558,367)   (263,328)   (259,962)  (2,465,048)  (2,456,452)
                                                   ----------  ----------  ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    750,600     341,983    (263,132)    306,696   (1,921,677)  (1,627,093)
                                                   ----------  ----------  ----------  ----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP...........         --          --          --          --       74,999           --
                                                   ----------  ----------  ----------  ----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS.............  1,276,781     623,089    (149,497)    378,669      765,506     (101,697)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  6,162,245   5,539,156   2,805,435   2,426,766   31,905,594   32,007,291
                                                   ----------  ----------  ----------  ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $7,439,026  $6,162,245  $2,655,938  $2,805,435  $32,671,100  $31,905,594
                                                   ==========  ==========  ==========  ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                      AXA GLOBAL EQUITY                                 AXA INTERNATIONAL CORE
                                                     MANAGED VOLATILITY*       AXA GROWTH STRATEGY*       MANAGED VOLATILITY*
                                                 --------------------------  ------------------------  ------------------------
                                                     2017          2016          2017         2016         2017         2016
                                                 ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................... $  1,015,237  $    731,156  $   882,830  $   451,368  $   824,176  $    (3,638)
 Net realized gain (loss).......................    4,468,932     2,379,123      971,201      956,018      786,097     (283,756)
 Net change in unrealized appreciation
   (depreciation) of investments................   26,555,167     2,017,317    5,354,237    2,295,592   12,137,220      314,892
                                                 ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations....................   32,039,336     5,127,596    7,208,268    3,702,978   13,747,493       27,498
                                                 ------------  ------------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........    6,738,265     7,372,294   10,223,898    9,991,781    2,991,332    5,875,954
 Transfers between Variable Investment Options
   including guaranteed interest account, net...   (6,578,272)   (7,713,908)    (625,154)    (853,513)  (6,727,082)  (1,522,348)
 Redemptions for contract benefits and
   terminations.................................   (8,091,897)   (6,590,312)  (1,160,377)  (1,639,065)  (2,644,300)  (1,718,904)
 Contract maintenance charges...................   (5,858,570)   (6,420,841)  (3,772,921)  (3,649,848)  (2,463,324)  (4,689,766)
                                                 ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions...  (13,790,474)  (13,352,767)   4,665,446    3,849,355   (8,843,374)  (2,055,064)
                                                 ------------  ------------  -----------  -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS...........   18,248,862    (8,225,171)  11,873,714    7,552,333    4,904,119   (2,027,566)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......  130,329,185   138,554,356   50,167,349   42,615,016   58,423,982   60,451,548
                                                 ------------  ------------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............. $148,578,047  $130,329,185  $62,041,063  $50,167,349  $63,328,101  $58,423,982
                                                 ============  ============  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                      AXA INTERNATIONAL     AXA INTERNATIONAL VALUE     AXA LARGE CAP CORE
                                                     MANAGED VOLATILITY*      MANAGED VOLATILITY*       MANAGED VOLATILITY*
                                                   ----------------------  ------------------------  ------------------------
                                                      2017        2016         2017         2016         2017         2016
                                                   ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   62,830  $   25,470  $ 1,270,298  $    96,419  $   240,962  $   243,569
 Net realized gain (loss).........................     36,065     (55,007)     869,487     (566,385)   3,065,377      991,539
 Net change in unrealized appreciation
   (depreciation) of investments..................    503,911      77,659   14,475,642      714,364    2,433,165    1,240,905
                                                   ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................    602,806      48,122   16,615,427      244,398    5,739,504    2,476,013
                                                   ----------  ----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............    322,549     258,850    4,590,922    4,989,132    1,068,994      982,906
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    435,035     324,631   (2,152,559)  (1,294,986)    (696,150)    (473,431)
 Redemptions for contract benefits and
   terminations...................................    (83,371)    (58,568)  (4,754,791)  (3,479,513)  (1,019,355)    (764,867)
 Contract maintenance charges.....................   (105,347)    (94,528)  (4,025,456)  (4,277,256)  (1,139,899)  (1,222,377)
                                                   ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    568,866     430,385   (6,341,884)  (4,062,623)  (1,786,410)  (1,477,769)
                                                   ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP...........         --          (6)          --           --           --           --
                                                   ----------  ----------  -----------  -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS.............  1,171,672     478,501   10,273,543   (3,818,225)   3,953,094      998,244
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  2,386,065   1,907,564   74,769,851   78,588,076   27,205,650   26,207,406
                                                   ----------  ----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $3,557,737  $2,386,065  $85,043,394  $74,769,851  $31,158,744  $27,205,650
                                                   ==========  ==========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                AXA LARGE CAP GROWTH         AXA LARGE CAP VALUE          AXA MID CAP VALUE
                                                 MANAGED VOLATILITY*         MANAGED VOLATILITY*         MANAGED VOLATILITY*
                                             --------------------------  --------------------------  --------------------------
                                                 2017          2016          2017          2016          2017          2016
                                             ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............... $    166,666  $    324,849  $  4,232,495  $  4,569,778  $  1,330,515  $  1,576,295
 Net realized gain (loss)...................   33,443,063    18,652,326     7,411,354     3,020,639    24,257,383     9,980,366
 Net change in unrealized appreciation
   (depreciation) of investments............   30,503,643    (7,823,777)   38,606,026    44,657,644    (1,880,050)   19,837,733
                                             ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations................   64,113,372    11,153,398    50,249,875    52,248,061    23,707,848    31,394,394
                                             ------------  ------------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......   11,169,949    11,705,743    18,993,249    20,649,462     8,907,612     9,864,488
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net.............................   (8,156,800)   (8,359,992)   (8,782,703)  (15,052,188)   (5,021,819)   (8,142,837)
 Redemptions for contract benefits and
   terminations.............................  (13,253,721)  (11,398,675)  (19,995,812)  (19,914,582)  (10,991,520)  (10,334,986)
 Contract maintenance charges...............  (10,719,628)  (11,361,414)  (19,831,032)  (21,134,859)   (8,824,427)   (9,349,903)
                                             ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.............................  (20,960,200)  (19,414,338)  (29,616,298)  (35,452,167)  (15,930,154)  (17,963,238)
                                             ------------  ------------  ------------  ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS.......   43,153,172    (8,260,940)   20,633,577    16,795,894     7,777,694    13,431,156
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...  232,451,405   240,712,345   395,095,789   378,299,895   208,488,324   195,057,168
                                             ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......... $275,604,577  $232,451,405  $415,729,366  $395,095,789  $216,266,018  $208,488,324
                                             ============  ============  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                    AXA MODERATE            AXA MODERATE GROWTH          AXA MODERATE-PLUS
                                                     ALLOCATION*                 STRATEGY*                  ALLOCATION*
                                             --------------------------  -------------------------  --------------------------
                                                 2017          2016          2017          2016         2017          2016
                                             ------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............... $  6,420,178  $  3,358,225  $  1,470,661  $   841,738  $  5,326,290  $  2,949,536
 Net realized gain (loss)...................   33,549,894    24,708,791     3,074,565    1,381,169    24,484,759    19,199,584
 Net change in unrealized appreciation
   (depreciation) of investments............   48,787,704    13,432,298     7,055,940    3,978,652    30,250,450     6,017,192
                                             ------------  ------------  ------------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations................   88,757,776    41,499,314    11,601,166    6,201,559    60,061,499    28,166,312
                                             ------------  ------------  ------------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......   51,984,557    54,789,833    16,955,106   18,535,282    30,922,625    33,579,441
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net.............................  (23,439,763)  (25,133,576)   (5,235,210)  (2,080,867)  (13,791,870)  (11,304,807)
 Redemptions for contract benefits and
   terminations.............................  (36,616,401)  (40,504,899)   (2,442,421)  (1,279,426)  (20,035,880)  (19,454,220)
 Contract maintenance charges...............  (59,886,427)  (64,128,120)   (7,871,256)  (7,354,661)  (20,671,747)  (22,400,885)
                                             ------------  ------------  ------------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.............................  (67,958,034)  (74,976,762)    1,406,219    7,820,328   (23,576,872)  (19,580,471)
                                             ------------  ------------  ------------  -----------  ------------  ------------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account FP..       43,284       128,898            --            5            --            --
                                             ------------  ------------  ------------  -----------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS.......   20,843,026   (33,348,550)   13,007,385   14,021,892    36,484,627     8,585,841
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...  876,292,823   909,641,373    96,609,972   82,588,080   421,007,361   412,421,520
                                             ------------  ------------  ------------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......... $897,135,849  $876,292,823  $109,617,357  $96,609,972  $457,491,988  $421,007,361
                                             ============  ============  ============  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                      AXA/AB SMALL CAP         AXA/CLEARBRIDGE LARGE
                                                           GROWTH*                  CAP GROWTH*           AXA/JANUS ENTERPRISE*
                                                 --------------------------  -------------------------  ------------------------
                                                     2017          2016          2017         2016          2017         2016
                                                 ------------  ------------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................... $   (394,694) $   (187,320) $  (142,588) $   (205,482) $  (103,805) $   (99,233)
 Net realized gain (loss).......................   22,599,062    13,801,123    9,128,760    (1,240,073)   4,984,733     (252,818)
 Net change in unrealized appreciation
   (depreciation) of investments................   18,348,882     7,061,831    7,953,886     1,750,647    5,224,000   (1,594,224)
                                                 ------------  ------------  -----------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations....................   40,553,250    20,675,634   16,940,058       305,092   10,104,928   (1,946,275)
                                                 ------------  ------------  -----------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........    7,554,131     7,693,141    4,838,423     5,580,038    2,965,131    3,215,779
 Transfers between Variable Investment Options
   including guaranteed interest account, net...  (11,355,574)   (7,269,008)  (8,298,014)  (11,952,270)  (1,612,821)  (2,221,434)
 Redemptions for contract benefits and
   terminations.................................   (9,198,838)   (7,441,990)  (2,792,529)   (2,298,184)  (1,517,523)  (1,814,801)
 Contract maintenance charges...................   (6,819,518)   (7,212,492)  (2,396,070)   (2,618,096)  (1,712,287)  (1,823,605)
                                                 ------------  ------------  -----------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions...  (19,819,799)  (14,230,349)  (8,648,190)  (11,288,512)  (1,877,500)  (2,644,061)
                                                 ------------  ------------  -----------  ------------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS...........   20,733,451     6,445,285    8,291,868   (10,983,420)   8,227,428   (4,590,336)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......  193,217,741   186,772,456   73,164,202    84,147,622   37,864,359   42,454,695
                                                 ------------  ------------  -----------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............. $213,951,192  $193,217,741  $81,456,070  $ 73,164,202  $46,091,787  $37,864,359
                                                 ============  ============  ===========  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                     AXA/LOOMIS SAYLES         BLACKROCK GLOBAL         CHARTER/SM/ MULTI-
                                                          GROWTH*            ALLOCATION V.I. FUND          SECTOR BOND*
                                                 ------------------------  -----------------------  -------------------------
                                                     2017         2016        2017         2016         2017          2016
                                                 -----------  -----------  ----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................... $   (28,722) $    15,219  $   54,567  $    56,050  $    856,131  $ 1,328,257
 Net realized gain (loss).......................   1,373,698      619,239      72,722     (687,210)   (1,408,166)  (1,311,696)
 Net change in unrealized appreciation
   (depreciation) of investments................   8,459,226    1,089,265     397,048      947,623     1,923,410    2,133,937
                                                 -----------  -----------  ----------  -----------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from operations....................   9,804,202    1,723,723     524,337      316,463     1,371,375    2,150,498
                                                 -----------  -----------  ----------  -----------  ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........   2,117,673    1,933,792     666,077      348,252     5,422,140    7,067,675
 Transfers between Variable Investment Options
   including guaranteed interest account, net...     758,988    2,096,929    (983,013)  (5,288,936)   (7,559,971)  (1,003,558)
 Redemptions for contract benefits and
   terminations.................................    (854,075)  (1,287,250)   (299,739)    (239,295)   (3,686,081)  (4,330,063)
 Contract maintenance charges...................  (1,067,048)    (901,691)    (84,536)     (74,102)   (5,304,390)  (7,168,290)
                                                 -----------  -----------  ----------  -----------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions...     955,538    1,841,780    (701,211)  (5,254,081)  (11,128,302)  (5,434,236)
                                                 -----------  -----------  ----------  -----------  ------------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP.........          --           --          --           --         2,264       20,739
                                                 -----------  -----------  ----------  -----------  ------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS...........  10,759,740    3,565,503    (176,874)  (4,937,618)   (9,754,663)  (3,262,999)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......  28,984,264   25,418,761   4,447,826    9,385,444    83,280,111   86,543,110
                                                 -----------  -----------  ----------  -----------  ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............. $39,744,004  $28,984,264  $4,270,952  $ 4,447,826  $ 73,525,448  $83,280,111
                                                 ===========  ===========  ==========  ===========  ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                        CHARTER/SM/ SMALL CAP     CHARTER/SM/ SMALL CAP   CLEARBRIDGE VARIABLE
                                                               GROWTH*                   VALUE*           MID CAP PORTFOLIO(A)
                                                      ------------------------  ------------------------  -------------------
                                                          2017         2016         2017         2016       2017       2016
                                                      -----------  -----------  -----------  -----------   --------   ------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........................ $   298,879  $   (17,136) $   362,282  $   294,133  $    428    $   14
 Net realized gain (loss)............................     781,569      487,177    1,520,462      923,055    13,485        77
 Net change in unrealized appreciation
   (depreciation) of investments.....................   1,438,055      430,630    1,285,931    4,905,861    (2,667)      345
                                                      -----------  -----------  -----------  -----------   --------   ------

 Net increase (decrease) in net assets resulting
   from operations...................................   2,518,503      900,671    3,168,675    6,123,049    11,246       436
                                                      -----------  -----------  -----------  -----------   --------   ------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners...............     726,971      751,514    1,641,842    1,722,381   172,104     4,750
 Transfers between Variable Investment Options
   including guaranteed interest account, net........     372,115     (760,150)  (1,085,607)  (1,352,837)  133,523        --
 Redemptions for contract benefits and terminations..    (773,700)    (689,337)  (1,373,728)  (1,032,261)       --        --
 Contract maintenance charges........................    (495,505)    (520,025)  (1,438,532)  (1,467,365)   (7,634)      (97)
                                                      -----------  -----------  -----------  -----------   --------   ------

 Net increase (decrease) in net assets resulting
   from contractowners transactions..................    (170,119)  (1,217,998)  (2,256,025)  (2,130,082)  297,993     4,653
                                                      -----------  -----------  -----------  -----------   --------   ------
NET INCREASE (DECREASE) IN NET ASSETS................   2,348,384     (317,327)     912,650    3,992,967   309,239     5,089
NET ASSETS -- BEGINNING OF YEAR OR PERIOD............  10,708,235   11,025,562   30,087,615   26,094,648     5,089        --
                                                      -----------  -----------  -----------  -----------   --------   ------

NET ASSETS -- END OF YEAR OR PERIOD.................. $13,056,619  $10,708,235  $31,000,265  $30,087,615  $314,328    $5,089
                                                      ===========  ===========  ===========  ===========   ========   ======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 20, 2016.

                                    FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                             EQ/BLACKROCK BASIC          EQ/CAPITAL GUARDIAN
                                                VALUE EQUITY*                 RESEARCH*              EQ/COMMON STOCK INDEX*
                                         --------------------------  --------------------------  ------------------------------
                                             2017          2016          2017          2016           2017            2016
                                         ------------  ------------  ------------  ------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  2,192,247  $  2,265,248  $    358,262  $    404,875  $   12,641,999  $   15,468,125
 Net realized gain (loss)...............    9,091,685     8,969,467    12,725,252     5,003,809      64,211,978      44,397,340
 Net change in unrealized appreciation
   (depreciation) of investments........    4,122,849    21,558,832    12,658,249     2,371,198     218,283,989      99,844,784
                                         ------------  ------------  ------------  ------------  --------------  --------------

 Net increase (decrease) in net assets
   resulting from operations............   15,406,781    32,793,547    25,741,763     7,779,882     295,137,966     159,710,249
                                         ------------  ------------  ------------  ------------  --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   13,455,602    12,264,696     4,622,061     4,688,874      70,697,299      71,880,389
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (10,911,779)   (9,860,608)   (1,570,219)   (5,460,916)    (51,553,674)    (40,196,524)
 Redemptions for contract benefits and
   terminations.........................   (8,952,305)   (9,447,006)   (5,124,897)   (5,519,586)    (69,911,005)    (65,894,227)
 Contract maintenance charges...........   (8,332,179)   (8,625,703)   (4,304,592)   (4,485,548)    (78,128,183)    (82,755,800)
                                         ------------  ------------  ------------  ------------  --------------  --------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (14,740,661)  (15,668,621)   (6,377,647)  (10,777,176)   (128,895,563)   (116,966,162)
                                         ------------  ------------  ------------  ------------  --------------  --------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account FP..................           --            --            --            --          22,027          84,995
                                         ------------  ------------  ------------  ------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS...      666,120    17,124,926    19,364,116    (2,997,294)    166,264,430      42,829,082
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  211,968,037   194,843,111   106,082,055   109,079,349   1,558,631,784   1,515,802,702
                                         ------------  ------------  ------------  ------------  --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD..... $212,634,157  $211,968,037  $125,446,171  $106,082,055  $1,724,896,214  $1,558,631,784
                                         ============  ============  ============  ============  ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                    EQ/CORE BOND INDEX*       EQ/EQUITY 500 INDEX*       EQ/GLOBAL BOND PLUS*
                                                 ------------------------  --------------------------  ------------------------
                                                     2017         2016         2017          2016          2017         2016
                                                 -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................... $   652,831  $   654,031  $  9,069,228  $  9,370,757  $   (38,198) $   288,496
 Net realized gain (loss).......................    (105,358)     (70,025)   49,687,094    38,245,368     (373,414)    (241,169)
 Net change in unrealized appreciation
   (depreciation) of investments................     185,629       14,802    94,757,414    27,671,628    1,147,392        2,577
                                                 -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations....................     733,102      598,808   153,513,736    75,287,753      735,780       49,904
                                                 -----------  -----------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........   4,503,364    4,079,275    48,204,371    35,746,673    1,309,930    1,422,649
 Transfers between Variable Investment Options
   including guaranteed interest account, net...     360,121      721,953   (20,196,036)   (3,028,444)     182,494      248,191
 Redemptions for contract benefits and
   terminations.................................  (2,464,337)  (2,225,369)  (36,962,210)  (26,680,569)  (1,291,439)    (659,549)
 Contract maintenance charges...................  (4,247,393)  (2,746,099)  (29,844,695)  (30,825,758)    (910,448)  (1,022,729)
                                                 -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions...  (1,848,245)    (170,240)  (38,798,570)  (24,788,098)    (709,463)     (11,438)
                                                 -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP.........          --           --           491         9,261           --           --
                                                 -----------  -----------  ------------  ------------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS...........  (1,115,143)     428,568   114,715,657    50,508,916       26,317       38,466
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......  52,883,896   52,455,328   761,150,306   710,641,390   17,058,985   17,020,519
                                                 -----------  -----------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............. $51,768,753  $52,883,896  $875,865,963  $761,150,306  $17,085,302  $17,058,985
                                                 ===========  ===========  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                      EQ/INTERMEDIATE        EQ/INTERNATIONAL EQUITY
                                                     GOVERNMENT BOND*                INDEX*              EQ/INVESCO COMSTOCK*
                                                 ------------------------  --------------------------  ------------------------
                                                     2017         2016         2017          2016          2017         2016
                                                 -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................... $   539,142  $   377,082  $  6,903,116  $  6,020,840  $   163,404  $   507,501
 Net realized gain (loss).......................     278,982      693,294    (5,487,166)   (8,440,951)     698,834      467,507
 Net change in unrealized appreciation
   (depreciation) of investments................    (714,718)  (1,010,481)   62,115,735     6,543,078    3,616,119    2,676,230
                                                 -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations....................     103,406       59,895    63,531,685     4,122,967    4,478,357    3,651,238
                                                 -----------  -----------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........   4,539,850    4,609,382    25,286,472    19,831,390    1,730,186    1,824,199
 Transfers between Variable Investment Options
   including guaranteed interest account, net...   3,310,355   10,362,801     6,872,058    (4,503,043)   1,456,913   (4,077,037)
 Redemptions for contract benefits and
   terminations.................................  (5,884,857)  (3,476,343)  (16,662,776)  (14,531,820)    (779,354)    (801,030)
 Contract maintenance charges...................  (4,309,219)  (4,554,261)  (17,153,586)  (17,391,516)    (849,883)    (867,923)
                                                 -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions...  (2,343,871)   6,941,579    (1,657,832)  (16,594,989)   1,557,862   (3,921,791)
                                                 -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP.........         250        5,400            --         4,500           --           --
                                                 -----------  -----------  ------------  ------------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS...........  (2,240,215)   7,006,874    61,873,853   (12,467,522)   6,036,219     (270,553)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......  91,231,993   84,225,119   272,649,731   285,117,253   23,676,882   23,947,435
                                                 -----------  -----------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............. $88,991,778  $91,231,993  $334,523,584  $272,649,731  $29,713,101  $23,676,882
                                                 ===========  ===========  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                    EQ/JPMORGAN VALUE         EQ/LARGE CAP GROWTH        EQ/LARGE CAP VALUE
                                                     OPPORTUNITIES*                 INDEX*                     INDEX*
                                                ------------------------  --------------------------  ------------------------
                                                    2017         2016         2017          2016          2017         2016
                                                -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $   209,523  $   204,187  $    503,425  $    724,859  $   433,024  $   391,871
 Net realized gain (loss)......................   7,316,889    1,942,732    11,820,464    12,720,627    1,673,221    1,452,038
 Net change in unrealized appreciation
   (depreciation) of investments...............    (459,157)   4,210,295    24,348,871    (6,216,885)   1,055,188    1,396,048
                                                -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations...................   7,067,255    6,357,214    36,672,760     7,228,601    3,161,433    3,239,957
                                                -----------  -----------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........   2,518,595    2,227,130     6,754,755     6,727,964    2,030,222    1,784,893
 Transfers between Variable Investment Options
   including guaranteed interest account, net..   6,143,448      920,323    (1,668,287)   (4,192,093)     134,283    1,607,417
 Redemptions for contract benefits and
   terminations................................  (1,589,909)  (1,797,927)   (6,160,623)   (5,400,891)    (362,682)    (579,540)
 Contract maintenance charges..................  (1,702,468)  (1,626,290)   (5,350,864)   (5,478,317)    (819,592)    (784,676)
                                                -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..   5,369,666     (276,764)   (6,425,019)   (8,343,337)     982,231    2,028,094
                                                -----------  -----------  ------------  ------------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS..........  12,436,921    6,080,450    30,247,741    (1,114,736)   4,143,664    5,268,051
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  37,915,916   31,835,466   130,353,435   131,468,171   24,844,546   19,576,495
                                                -----------  -----------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............ $50,352,837  $37,915,916  $160,601,176  $130,353,435  $28,988,210  $24,844,546
                                                ===========  ===========  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                  EQ/MFS INTERNATIONAL
                                                         GROWTH*               EQ/MID CAP INDEX*           EQ/MONEY MARKET*
                                                ------------------------  --------------------------  --------------------------
                                                    2017         2016         2017          2016          2017          2016
                                                -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $   273,243  $   289,861  $    942,438  $    889,402  $      1,894  $   (612,518)
 Net realized gain (loss)......................   3,002,534      337,809    20,804,385    11,276,930         4,114        (1,696)
 Net change in unrealized appreciation
   (depreciation) of investments...............   8,871,531       31,862      (921,700)    8,768,218           632         1,672
                                                -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations...................  12,147,308      659,532    20,825,123    20,934,550         6,640      (612,542)
                                                -----------  -----------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........   2,747,437    2,786,492    13,989,156     7,136,844    74,309,383    70,207,193
 Transfers between Variable Investment Options
   including guaranteed interest account, net..     894,865       94,410    12,310,822    (2,028,757)   19,368,117     6,534,771
 Redemptions for contract benefits and
   terminations................................  (1,871,149)  (1,083,513)  (11,824,318)   (5,368,479)  (81,637,216)  (60,398,243)
 Contract maintenance charges..................  (1,372,826)  (1,434,958)   (5,138,809)   (4,651,659)  (16,395,546)  (17,608,622)
                                                -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..     398,327      362,431     9,336,851    (4,912,051)   (4,355,262)   (1,264,901)
                                                -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP........          --           --            --            --        14,970        52,304
                                                -----------  -----------  ------------  ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS..........  12,545,635    1,021,963    30,161,974    16,022,499    (4,333,652)   (1,825,139)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  38,646,630   37,624,667   126,970,274   110,947,775   158,814,000   160,639,139
                                                -----------  -----------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............ $51,192,265  $38,646,630  $157,132,248  $126,970,274  $154,480,348  $158,814,000
                                                ===========  ===========  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                  EQ/PIMCO ULTRA SHORT
                                                          BOND*             EQ/QUALITY BOND PLUS*     EQ/SMALL COMPANY INDEX*
                                                ------------------------  -------------------------  -------------------------
                                                    2017         2016         2017          2016         2017          2016
                                                -----------  -----------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $   338,391  $   226,801  $    355,221  $   441,691  $    799,920  $   683,015
 Net realized gain (loss)......................      (4,530)    (123,493)     (558,474)    (439,636)    9,632,868    5,903,453
 Net change in unrealized appreciation
   (depreciation) of investments...............     180,974      407,127       701,106      470,800     1,718,087    7,804,878
                                                -----------  -----------  ------------  -----------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from operations...................     514,835      510,435       497,853      472,855    12,150,875   14,391,346
                                                -----------  -----------  ------------  -----------  ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........   2,522,340    2,699,773     3,652,491    5,339,820     5,839,635    5,040,312
 Transfers between Variable Investment Options
   including guaranteed interest account, net..   2,824,882   (1,589,585)   (8,845,640)     660,154     2,911,718    1,039,255
 Redemptions for contract benefits and
   terminations................................  (1,697,778)  (2,348,101)   (3,303,132)  (2,777,119)   (2,656,416)  (3,297,325)
 Contract maintenance charges..................  (1,899,702)  (2,054,342)   (3,499,449)  (5,849,740)   (2,710,413)  (2,586,889)
                                                -----------  -----------  ------------  -----------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..   1,749,742   (3,292,255)  (11,995,730)  (2,626,885)    3,384,524      195,353
                                                -----------  -----------  ------------  -----------  ------------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP........         313         (311)           --       26,762            --           --
                                                -----------  -----------  ------------  -----------  ------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS..........   2,264,890   (2,782,131)  (11,497,877)  (2,127,268)   15,535,399   14,586,699
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  31,005,969   33,788,100    56,897,928   59,025,196    85,944,414   71,357,715
                                                -----------  -----------  ------------  -----------  ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............ $33,270,859  $31,005,969  $ 45,400,051  $56,897,928  $101,479,813  $85,944,414
                                                ===========  ===========  ============  ===========  ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                                         FIDELITY(R) VIP ASSET
                                                    EQ/T. ROWE PRICE GROWTH        EQ/UBS GROWTH &          MANAGER: GROWTH
                                                             STOCK*                    INCOME*                 PORTFOLIO
                                                   -------------------------  ------------------------  ----------------------
                                                       2017          2016         2017         2016        2017        2016
                                                   ------------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   (287,380) $  (251,568) $    (7,260) $    51,646  $   15,860  $   15,947
 Net realized gain (loss).........................   14,524,649    6,348,948    1,268,760      406,609     210,934      57,504
 Net change in unrealized appreciation
   (depreciation) of investments..................   12,054,306   (5,466,788)   1,320,196      629,334      26,312     (47,615)
                                                   ------------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................   26,291,575      630,592    2,581,696    1,087,589     253,106      25,836
                                                   ------------  -----------  -----------  -----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   10,565,164    8,013,910      773,313      700,450      85,550      80,308
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    3,728,883   (7,150,233)   2,833,189   (1,372,687)    (77,648)    129,552
 Redemptions for contract benefits and
   terminations...................................   (3,623,193)  (3,572,819)  (1,031,297)    (749,830)    (17,598)    (80,162)
 Contract maintenance charges.....................   (3,312,427)  (3,244,004)    (444,918)    (448,702)    (36,019)    (36,713)
                                                   ------------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    7,358,427   (5,953,146)   2,130,287   (1,870,769)    (45,715)     92,985
                                                   ------------  -----------  -----------  -----------  ----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS.............   33,650,002   (5,322,554)   4,711,983     (783,180)    207,391     118,821
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........   78,429,475   83,752,029   11,384,085   12,167,265   1,383,923   1,265,102
                                                   ------------  -----------  -----------  -----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $112,079,477  $78,429,475  $16,096,068  $11,384,085  $1,591,314  $1,383,923
                                                   ============  ===========  ===========  ===========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                                      FIDELITY(R) VIP GOVERNMENT
                                                        FIDELITY(R) VIP       FIDELITY(R) VIP EQUITY-      MONEY MARKET
                                                    CONTRAFUND(R) PORTFOLIO      INCOME PORTFOLIO            PORTFOLIO
                                                   -------------------------  ----------------------  -------------------------
                                                       2017          2016        2017        2016        2017          2016
                                                   ------------  -----------  ----------  ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $    391,670  $   192,970  $   26,477  $   31,462  $    6,057    $      136
 Net realized gain (loss).........................    6,036,714    8,116,959      33,787      55,308          --            --
 Net change in unrealized appreciation
   (depreciation) of investments..................   11,806,589   (2,189,135)    149,822     118,925          --            --
                                                   ------------  -----------  ----------  ----------   ----------   ----------

 Net increase (decrease) in net assets resulting
   from operations................................   18,234,973    6,120,794     210,086     205,695       6,057           136
                                                   ------------  -----------  ----------  ----------   ----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............    5,076,155    3,856,134     326,990     250,441     192,674       306,906
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   (1,004,997)  (7,467,557)   (183,123)    191,162    (380,897)      311,130
 Redemptions for contract benefits and
   terminations...................................   (2,089,404)  (1,846,205)    (80,517)    (76,663)       (149)     (251,329)
 Contract maintenance charges.....................   (1,644,557)  (1,612,155)    (53,931)    (41,188)    (60,587)      (32,058)
                                                   ------------  -----------  ----------  ----------   ----------   ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............      337,197   (7,069,783)      9,419     323,752    (248,959)      334,649
                                                   ------------  -----------  ----------  ----------   ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS.............   18,572,170     (948,989)    219,505     529,447    (242,902)      334,785
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........   85,579,130   86,528,119   1,584,908   1,055,461   1,332,260       997,475
                                                   ------------  -----------  ----------  ----------   ----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $104,151,300  $85,579,130  $1,804,413  $1,584,908  $1,089,358    $1,332,260
                                                   ============  ===========  ==========  ==========   ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                   FIDELITY(R) VIP GROWTH & FIDELITY(R) VIP HIGH INCOME FIDELITY(R) VIP INVESTMENT
                                                       INCOME PORTFOLIO            PORTFOLIO              GRADE BOND PORTFOLIO
                                                   -----------------------  --------------------------  -------------------------
                                                       2017        2016        2017          2016           2017         2016
                                                   -----------  ----------   ----------    ----------   -----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $    81,796  $  105,955  $  193,518    $  183,533    $   370,838   $  203,942
 Net realized gain (loss).........................     459,015     507,400     (41,290)     (141,456)       213,753       (7,636)
 Net change in unrealized appreciation
   (depreciation) of investments..................     950,418     522,058      96,590       374,661        209,639       51,361
                                                   -----------  ----------   ----------    ----------   -----------   ----------

 Net increase (decrease) in net assets resulting
   from operations................................   1,491,229   1,135,413     248,818       416,738        794,230      247,667
                                                   -----------  ----------   ----------    ----------   -----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   1,222,128   1,018,726     390,955       236,243      8,448,106    1,660,859
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    (333,493)      1,633      (7,655)     (205,017)     5,079,323      700,813
 Redemptions for contract benefits and
   terminations...................................    (392,065)   (457,481)   (127,467)     (136,496)    (6,260,023)    (248,596)
 Contract maintenance charges.....................    (423,940)   (377,616)    (59,927)      (63,969)      (900,438)    (292,792)
                                                   -----------  ----------   ----------    ----------   -----------   ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............      72,630     185,262     195,906      (169,239)     6,366,968    1,820,284
                                                   -----------  ----------   ----------    ----------   -----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS.............   1,563,859   1,320,675     444,724       247,499      7,161,198    2,067,951
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........   8,609,795   7,289,120   3,626,080     3,378,581      9,201,900    7,133,949
                                                   -----------  ----------   ----------    ----------   -----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $10,173,654  $8,609,795  $4,070,804    $3,626,080    $16,363,098   $9,201,900
                                                   ===========  ==========   ==========    ==========   ===========   ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                            FIDELITY(R) VIP MID CAP  FIDELITY(R) VIP VALUE  FIDELITY(R) VIP VALUE
                                                                   PORTFOLIO               PORTFOLIO        STRATEGIES PORTFOLIO
                                                           ------------------------  ---------------------  --------------------
                                                               2017         2016        2017       2016       2017       2016
                                                           -----------  -----------  ---------  ----------  --------   --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................. $    90,039  $    36,418  $   8,342  $    5,919  $  5,354   $  2,911
 Net realized gain (loss).................................   1,330,964      747,468     44,941    (153,827)   85,781      4,024
 Net change in unrealized appreciation (depreciation) of
   investments............................................   3,659,520    1,672,951     59,005     164,236   (21,373)    22,758
                                                           -----------  -----------  ---------  ----------  --------   --------

 Net increase (decrease) in net assets resulting from
   operations.............................................   5,080,523    2,456,837    112,288      16,328    69,762     29,693
                                                           -----------  -----------  ---------  ----------  --------   --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners....................   4,221,684    2,603,919    105,910      95,615    36,231     48,385
 Transfers between Variable Investment Options including
   guaranteed interest account, net.......................     105,288     (271,169)  (119,852)   (552,639)  102,267    (31,236)
 Redemptions for contract benefits and terminations.......    (917,962)    (916,173)        --     (53,682)   (8,175)   (37,037)
 Contract maintenance charges.............................    (867,228)    (813,854)   (20,317)    (18,570)   (5,410)    (8,624)
                                                           -----------  -----------  ---------  ----------  --------   --------

 Net increase (decrease) in net assets resulting from
   contractowners transactions............................   2,541,782      602,723    (34,259)   (529,276)  124,913    (28,512)
                                                           -----------  -----------  ---------  ----------  --------   --------
NET INCREASE (DECREASE) IN NET ASSETS.....................   7,622,305    3,059,560     78,029    (512,948)  194,675      1,181
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.................  24,022,690   20,963,130    748,017   1,260,965   334,423    333,242
                                                           -----------  -----------  ---------  ----------  --------   --------

NET ASSETS -- END OF YEAR OR PERIOD....................... $31,644,995  $24,022,690  $ 826,046  $  748,017  $529,098   $334,423
                                                           ===========  ===========  =========  ==========  ========   ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                    FRANKLIN MUTUAL SHARES        FRANKLIN RISING         FRANKLIN SMALL CAP
                                                           VIP FUND             DIVIDENDS VIP FUND          VALUE VIP FUND
                                                   ------------------------  ------------------------  ------------------------
                                                       2017         2016         2017         2016         2017         2016
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   225,656  $   174,705  $   674,106  $   556,167  $    30,630  $    32,979
 Net realized gain (loss).........................     634,235      937,943    2,577,180    7,469,857      675,237      492,702
 Net change in unrealized appreciation
   (depreciation) of investments..................      (6,575)     396,536    6,998,674     (506,598)     424,449    1,457,580
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................     853,316    1,509,184   10,249,960    7,519,426    1,130,316    1,983,261
                                                   -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............     637,676      443,595    3,673,492    3,754,883    1,308,322      998,460
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    (643,853)  (1,335,442)  (4,651,319)  (2,526,362)    (768,691)   3,470,812
 Redemptions for contract benefits and
   terminations...................................    (205,841)    (237,029)  (2,521,723)  (2,375,388)    (207,995)    (330,120)
 Contract maintenance charges.....................    (255,182)    (236,971)  (1,985,669)  (1,875,557)    (319,086)    (244,870)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    (467,200)  (1,365,847)  (5,485,219)  (3,022,424)      12,550    3,894,282
                                                   -----------  -----------  -----------  -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS.............     386,116      143,337    4,764,741    4,497,002    1,142,866    5,877,543
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  10,494,998   10,351,661   54,020,212   49,523,210   11,116,532    5,238,989
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $10,881,114  $10,494,998  $58,784,953  $54,020,212  $12,259,398  $11,116,532
                                                   ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                      FRANKLIN STRATEGIC       GOLDMAN SACHS VIT MID   INVESCO V.I. DIVERSIFIED
                                                        INCOME VIP FUND           CAP VALUE FUND             DIVIDEND FUND
                                                   ------------------------  ------------------------  ------------------------
                                                       2017         2016         2017         2016         2017         2016
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   875,931  $   939,925  $    34,092  $    93,746  $   209,275  $   119,716
 Net realized gain (loss).........................    (588,707)  (1,283,327)     448,093     (685,083)     893,099      116,530
 Net change in unrealized appreciation
   (depreciation) of investments..................   1,076,759    2,500,906      733,455    1,817,658       15,062      712,244
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................   1,363,983    2,157,504    1,215,640    1,226,321    1,117,436      948,490
                                                   -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   3,018,047    3,131,462    1,052,624    1,328,602    1,821,907    1,292,791
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   2,466,577     (803,926)     857,880   (1,560,991)  (1,199,630)   7,880,854
 Redemptions for contract benefits and
   terminations...................................  (1,453,830)  (1,333,229)    (411,149)    (364,564)    (127,609)    (148,426)
 Contract maintenance charges.....................  (1,512,849)  (1,515,838)    (363,330)    (469,094)    (358,741)    (239,776)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   2,517,945     (521,531)   1,136,025   (1,066,047)     135,927    8,785,443
                                                   -----------  -----------  -----------  -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS.............   3,881,928    1,635,973    2,351,665      160,274    1,253,363    9,733,933
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  30,796,604   29,160,631   10,371,698   10,211,424   13,211,286    3,477,353
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $34,678,532  $30,796,604  $12,723,363  $10,371,698  $14,464,649  $13,211,286
                                                   ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                   INVESCO V.I.
                                                   INVESCO V.I. GLOBAL REAL    INTERNATIONAL GROWTH    INVESCO V.I. MID CAP CORE
                                                          ESTATE FUND                  FUND                  EQUITY FUND
                                                   ------------------------  ------------------------  ------------------------
                                                       2017         2016         2017         2016        2017         2016
                                                   -----------  -----------  -----------  -----------  ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $ 1,036,712  $   423,216  $   380,557  $   298,329  $    2,165   $   (8,637)
 Net realized gain (loss).........................     860,124    1,067,703      887,652      352,224      36,137      154,198
 Net change in unrealized appreciation
   (depreciation) of investments..................   2,415,867   (1,057,411)   5,539,640     (873,634)    430,480      245,373
                                                   -----------  -----------  -----------  -----------  ----------   ----------

 Net increase (decrease) in net assets resulting
   from operations................................   4,312,703      433,508    6,807,849     (223,081)    468,782      390,934
                                                   -----------  -----------  -----------  -----------  ----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   4,520,597    4,148,420    5,145,010    3,323,550     216,944      229,895
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  (3,550,837)     115,977   (1,923,108)  (1,687,762)    (82,942)     (41,130)
 Redemptions for contract benefits and
   terminations...................................  (1,027,517)  (1,156,769)    (620,918)    (732,289)    (87,848)    (104,105)
 Contract maintenance charges.....................  (1,218,641)  (1,237,069)    (945,187)    (931,051)    (92,575)     (97,382)
                                                   -----------  -----------  -----------  -----------  ----------   ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............  (1,276,398)   1,870,559    1,655,797      (27,552)    (46,421)     (12,722)
                                                   -----------  -----------  -----------  -----------  ----------   ----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP...........          --           81           --          250          --           46
                                                   -----------  -----------  -----------  -----------  ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS.............   3,036,305    2,304,148    8,463,646     (250,383)    422,361      378,258
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  35,066,702   32,762,554   30,233,098   30,483,481   3,381,762    3,003,504
                                                   -----------  -----------  -----------  -----------  ----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $38,103,007  $35,066,702  $38,696,744  $30,233,098  $3,804,123   $3,381,762
                                                   ===========  ===========  ===========  ===========  ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                         INVESCO V.I. SMALL CAP    IVY VIP DIVIDEND
                                                               EQUITY FUND           OPPORTUNITIES          IVY VIP ENERGY
                                                         ----------------------  --------------------  ------------------------
                                                            2017        2016        2017       2016        2017         2016
                                                         ----------  ----------  ----------  --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........................... $  (10,054) $   (8,936) $   10,139  $ 10,255  $    66,553  $   (25,180)
 Net realized gain (loss)...............................    170,891     163,693      36,952    30,642   (1,327,966)  (1,411,935)
 Net change in unrealized appreciation (depreciation)
   of investments.......................................    482,329     328,155      85,655    26,829   (1,852,941)   6,511,731
                                                         ----------  ----------  ----------  --------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...........................................    643,166     482,912     132,746    67,726   (3,114,354)   5,074,616
                                                         ----------  ----------  ----------  --------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..................    395,973     398,257      91,888    92,945    1,899,122    2,020,029
 Transfers between Variable Investment Options
   including guaranteed interest account, net...........    522,870    (285,697)     83,185    88,745   (2,542,354)     133,517
 Redemptions for contract benefits and terminations.....    (77,531)   (185,222)     (4,879)   (3,089)    (531,475)    (904,685)
 Contract maintenance charges...........................   (180,525)   (173,018)    (26,377)  (22,958)    (704,903)    (731,962)
                                                         ----------  ----------  ----------  --------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..........................    660,787    (245,680)    143,817   155,643   (1,879,610)     516,899
                                                         ----------  ----------  ----------  --------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS...................  1,303,953     237,232     276,563   223,369   (4,993,964)   5,591,515
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...............  4,613,487   4,376,255     748,815   525,446   19,853,005   14,261,490
                                                         ----------  ----------  ----------  --------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..................... $5,917,440  $4,613,487  $1,025,378  $748,815  $14,859,041  $19,853,005
                                                         ==========  ==========  ==========  ========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                                          IVY VIP SCIENCE AND
                                                      IVY VIP HIGH INCOME     IVY VIP MID CAP GROWTH          TECHNOLOGY
                                                   ------------------------  ------------------------  ------------------------
                                                       2017         2016         2017         2016         2017         2016
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $ 1,639,044  $ 1,550,404  $   (65,118) $   (71,048) $   (55,927) $   (60,711)
 Net realized gain (loss).........................    (243,257)  (1,132,886)   1,261,615    1,480,499    2,980,396     (785,509)
 Net change in unrealized appreciation
   (depreciation) of investments..................     520,815    3,021,765    5,684,352       80,674    4,359,672      968,324
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................   1,916,602    3,439,283    6,880,849    1,490,125    7,284,141      122,104
                                                   -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   3,681,097    3,200,368    2,587,942    2,389,147    3,120,389    3,035,482
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     659,329    3,828,792   (2,033,341)  (3,592,415)    (211,732)  (5,158,320)
 Redemptions for contract benefits and
   terminations...................................    (897,197)    (907,093)    (997,960)    (732,369)  (1,057,746)  (1,044,770)
 Contract maintenance charges.....................  (1,264,121)  (1,190,062)    (939,321)    (940,722)    (965,946)    (915,436)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   2,179,108    4,932,005   (1,382,680)  (2,876,359)     884,965   (4,083,044)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP...........          --          (18)          --           --           --           --
                                                   -----------  -----------  -----------  -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS.............   4,095,710    8,371,270    5,498,169   (1,386,234)   8,169,106   (3,960,940)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  28,761,382   20,390,112   26,707,399   28,093,633   22,549,860   26,510,800
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $32,857,092  $28,761,382  $32,205,568  $26,707,399  $30,718,966  $22,549,860
                                                   ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                 LAZARD RETIREMENT
                                                       IVY VIP SMALL CAP         EMERGING MARKETS         MFS(R) INTERNATIONAL
                                                            GROWTH               EQUITY PORTFOLIO           VALUE PORTFOLIO
                                                   ------------------------  ------------------------  -------------------------
                                                       2017         2016         2017         2016         2017          2016
                                                   -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   (23,455) $   (23,690) $   977,752  $   389,261  $  1,038,336  $   706,709
 Net realized gain (loss).........................     107,204       71,839    1,859,951   (2,201,382)    2,957,469    4,009,011
 Net change in unrealized appreciation
   (depreciation) of investments..................   2,025,126      257,071   10,959,347   10,014,015    17,111,049   (2,130,374)
                                                   -----------  -----------  -----------  -----------  ------------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................   2,108,875      305,220   13,797,050    8,201,894    21,106,854    2,585,346
                                                   -----------  -----------  -----------  -----------  ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   1,014,519    1,056,086    6,447,237    5,962,153     9,685,919    8,058,558
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   1,364,503   (1,000,537)   2,825,972   (2,692,687)    6,120,350    1,601,653
 Redemptions for contract benefits and
   terminations...................................    (433,924)    (284,498)  (1,635,949)  (1,179,787)   (2,954,909)  (2,137,370)
 Contract maintenance charges.....................    (339,263)    (335,708)  (1,960,823)  (1,849,749)   (2,705,204)  (2,408,129)
                                                   -----------  -----------  -----------  -----------  ------------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   1,605,835     (564,657)   5,676,437      239,930    10,146,156    5,114,712
                                                   -----------  -----------  -----------  -----------  ------------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP...........          --          150           --           --            48          734
                                                   -----------  -----------  -----------  -----------  ------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS.............   3,714,710     (259,287)  19,473,487    8,441,824    31,253,058    7,700,792
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........   8,691,414    8,950,701   47,515,489   39,073,665    77,174,030   69,473,238
                                                   -----------  -----------  -----------  -----------  ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $12,406,124  $ 8,691,414  $66,988,976  $47,515,489  $108,427,088  $77,174,030
                                                   ===========  ===========  ===========  ===========  ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                  MFS(R) MASSACHUSETTS
                                                         MFS(R) INVESTORS TRUST     INVESTORS GROWTH
                                                                 SERIES              STOCK PORTFOLIO     MFS(R) UTILITIES SERIES
                                                         ----------------------  ----------------------  ----------------------
                                                            2017        2016        2017        2016        2017        2016
                                                         ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........................... $    9,717  $    7,339  $    6,356  $    2,621  $   93,254  $   80,746
 Net realized gain (loss)...............................    161,574     257,155     216,672     329,512     (94,410)    (97,253)
 Net change in unrealized appreciation (depreciation)
   of investments.......................................    484,584     (59,254)    790,808    (210,202)    314,357     226,428
                                                         ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...........................................    655,875     205,240   1,013,836     121,931     313,201     209,921
                                                         ----------  ----------  ----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..................    279,046     191,529     580,824     376,065     271,214     287,217
 Transfers between Variable Investment Options
   including guaranteed interest account, net...........    595,850     134,775    (319,403)  1,299,093    (753,471)    519,242
 Redemptions for contract benefits and terminations.....     (9,822)    (23,154)   (133,375)    (62,743)    (58,229)    (48,633)
 Contract maintenance charges...........................   (111,975)    (89,841)   (166,280)   (124,376)    (59,555)    (52,885)
                                                         ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..........................    753,099     213,309     (38,234)  1,488,039    (600,041)    704,941
                                                         ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.....................         --         400          --          --          --          --
                                                         ----------  ----------  ----------  ----------  ----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS...................  1,408,974     418,949     975,602   1,609,970    (286,840)    914,862
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...............  2,617,579   2,198,630   3,765,152   2,155,182   2,554,958   1,640,096
                                                         ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD..................... $4,026,553  $2,617,579  $4,740,754  $3,765,152  $2,268,118  $2,554,958
                                                         ==========  ==========  ==========  ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                       MULTIMANAGER             MULTIMANAGER CORE       MULTIMANAGER MID CAP
                                                    AGGRESSIVE EQUITY*                BOND*                    GROWTH*
                                                --------------------------  ------------------------  ------------------------
                                                    2017          2016          2017         2016         2017         2016
                                                ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $ (1,595,863) $    (26,322) $ 1,196,584  $ 1,292,251  $   (75,591) $   (69,471)
 Net realized gain (loss)......................   19,467,828    17,475,969   (1,016,350)    (609,274)   1,892,769      161,673
 Net change in unrealized appreciation
   (depreciation) of investments...............   90,566,246    (7,316,937)   1,627,190    1,005,455    4,700,332    1,794,279
                                                ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations...................  108,438,211    10,132,710    1,807,424    1,688,432    6,517,510    1,886,481
                                                ------------  ------------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........   20,579,052    21,173,655    3,921,284    4,664,444    1,409,088    2,261,959
 Transfers between Variable Investment Options
   including guaranteed interest account, net..   (7,898,955)  (12,676,278)  (5,037,961)    (392,356)  (5,305,433)  (1,186,179)
 Redemptions for contract benefits and
   terminations................................  (19,931,528)  (19,690,818)  (2,335,291)  (2,579,741)  (1,536,075)  (1,358,147)
 Contract maintenance charges..................  (21,448,107)  (22,285,351)  (3,426,225)  (4,677,997)  (1,107,159)  (2,423,901)
                                                ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..  (28,699,538)  (33,478,792)  (6,878,193)  (2,985,650)  (6,539,579)  (2,706,268)
                                                ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP........           --        59,399           --           --           --           --
                                                ------------  ------------  -----------  -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS..........   79,738,673   (23,286,683)  (5,070,769)  (1,297,218)     (22,069)    (819,787)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  377,398,944   400,685,627   69,713,882   71,011,100   29,788,852   30,608,639
                                                ------------  ------------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............ $457,137,617  $377,398,944  $64,643,113  $69,713,882  $29,766,783  $29,788,852
                                                ============  ============  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                     MULTIMANAGER MID CAP           MULTIMANAGER           NATURAL RESOURCES
                                                            VALUE*                  TECHNOLOGY*                PORTFOLIO
                                                   ------------------------  -------------------------  ----------------------
                                                       2017         2016         2017          2016        2017        2016
                                                   -----------  -----------  ------------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   147,060  $   277,848  $   (430,334) $  (332,970) $       --  $       --
 Net realized gain (loss).........................   5,540,659    2,739,141    16,358,155    9,115,746     314,388     (43,254)
 Net change in unrealized appreciation
   (depreciation) of investments..................  (2,234,798)   4,705,902    19,494,100   (1,665,435)   (382,799)    880,512
                                                   -----------  -----------  ------------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................   3,452,921    7,722,891    35,421,921    7,117,341     (68,411)    837,258
                                                   -----------  -----------  ------------  -----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   1,634,900    1,717,409     6,136,240    5,675,448     248,271     236,302
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  (7,561,096)  (2,532,146)    3,719,728   (1,663,223)    208,084     313,219
 Redemptions for contract benefits and
   terminations...................................  (2,125,087)  (1,909,914)   (4,483,939)  (3,888,225)     (2,552)    (55,343)
 Contract maintenance charges.....................  (1,631,364)  (2,002,893)   (4,042,608)  (3,903,058)    (32,011)    (33,743)
                                                   -----------  -----------  ------------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............  (9,682,647)  (4,727,544)    1,329,421   (3,779,058)    421,792     460,435
                                                   -----------  -----------  ------------  -----------  ----------  ----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP...........          --           --            --           --          --          67
                                                   -----------  -----------  ------------  -----------  ----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS.............  (6,229,726)   2,995,347    36,751,342    3,338,283     353,381   1,297,760
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  47,451,235   44,455,888    90,925,657   87,587,374   3,923,715   2,625,955
                                                   -----------  -----------  ------------  -----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $41,221,509  $47,451,235  $127,676,999  $90,925,657  $4,277,096  $3,923,715
                                                   ===========  ===========  ============  ===========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                             PIMCO
                                                    COMMODITYREALRETURN(R)       PIMCO REAL RETURN        PIMCO TOTAL RETURN
                                                      STRATEGY PORTFOLIO             PORTFOLIO                 PORTFOLIO
                                                   ------------------------  ------------------------  ------------------------
                                                       2017         2016         2017         2016         2017         2016
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $ 1,042,484  $    74,031  $   494,130  $   471,361  $ 1,029,326  $ 1,116,683
 Net realized gain (loss).........................  (1,020,101)  (1,357,961)    (439,868)    (817,143)    (550,180)  (1,103,517)
 Net change in unrealized appreciation
   (depreciation) of investments..................     202,280    2,514,773      742,968    1,448,230    2,218,288    1,458,494
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................     224,663    1,230,843      797,230    1,102,448    2,697,434    1,471,660
                                                   -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   1,198,968    1,300,602    2,499,290    2,476,743    4,583,684    5,259,302
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     259,203     (282,892)  (1,025,451)    (625,994)    (358,796)  (2,994,678)
 Redemptions for contract benefits and
   terminations...................................    (217,289)    (266,704)    (932,286)    (893,655)  (2,041,741)  (2,602,437)
 Contract maintenance charges.....................    (441,892)    (468,450)  (1,165,965)  (1,217,278)  (2,419,222)  (2,461,864)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............     798,990      282,556     (624,412)    (260,184)    (236,075)  (2,799,677)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP...........          --           --       15,988           --           --           15
                                                   -----------  -----------  -----------  -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS.............   1,023,653    1,513,399      188,806      842,264    2,461,359   (1,328,002)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........   9,589,174    8,075,775   24,192,973   23,350,709   62,103,543   63,431,545
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $10,612,827  $ 9,589,174  $24,381,779  $24,192,973  $64,564,902  $62,103,543
                                                   ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                         T. ROWE PRICE EQUITY      T. ROWE PRICE HEALTH
                                                         INCOME PORTFOLIO - II   SCIENCES PORTFOLIO - II  TARGET 2015 ALLOCATION*
                                                       ------------------------  -----------------------  ----------------------
                                                           2017         2016        2017         2016        2017        2016
                                                       -----------  -----------  ----------  -----------  ----------   --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)......................... $   167,523  $   201,864  $       --  $        --  $   24,923   $  4,151
 Net realized gain (loss).............................   1,630,941    2,867,600     430,792     (484,995)     73,712      3,672
 Net change in unrealized appreciation (depreciation)
   of investments.....................................     134,619     (703,595)    969,308     (197,727)     74,452      7,085
                                                       -----------  -----------  ----------  -----------  ----------   --------

 Net increase (decrease) in net assets resulting from
   operations.........................................   1,933,083    2,365,869   1,400,100     (682,722)    173,087     14,908
                                                       -----------  -----------  ----------  -----------  ----------   --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners................     961,625      883,206   1,290,090      972,445      59,562     53,533
 Transfers between Variable Investment Options
   including guaranteed interest account, net.........     (22,439)  (6,288,329)   (679,454)  (1,677,154)  1,382,599      7,160
 Redemptions for contract benefits and terminations...  (1,003,917)    (923,908)   (167,567)    (134,689)         --         --
 Contract maintenance charges.........................    (518,978)    (448,373)    (83,440)     (68,973)    (11,125)   (10,097)
                                                       -----------  -----------  ----------  -----------  ----------   --------

 Net increase (decrease) in net assets resulting from
   contractowners transactions........................    (583,709)  (6,777,404)    359,629     (908,371)  1,431,036     50,596
                                                       -----------  -----------  ----------  -----------  ----------   --------
NET INCREASE (DECREASE) IN NET ASSETS.................   1,349,374   (4,411,535)  1,759,729   (1,591,093)  1,604,123     65,504
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.............  12,645,602   17,057,137   4,398,805    5,989,898     288,352    222,848
                                                       -----------  -----------  ----------  -----------  ----------   --------

NET ASSETS -- END OF YEAR OR PERIOD................... $13,994,976  $12,645,602  $6,158,534  $ 4,398,805  $1,892,475   $288,352
                                                       ===========  ===========  ==========  ===========  ==========   ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                        TARGET 2025 ALLOCATION* TARGET 2035 ALLOCATION* TARGET 2045 ALLOCATION*
                                                        ----------------------  ----------------------  ---------------------
                                                           2017        2016        2017        2016        2017         2016
                                                        ----------  ----------  ----------  ----------  ----------   ---------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).......................... $   95,880  $   26,757  $   40,567  $   16,936  $   23,213   $   9,709
 Net realized gain (loss)..............................     75,888      (5,126)     31,591      (3,749)     34,871     (11,817)
 Net change in unrealized appreciation (depreciation)
   of investments......................................    602,049     121,584     308,373      85,638     176,698      55,407
                                                        ----------  ----------  ----------  ----------  ----------   ---------

 Net increase (decrease) in net assets resulting from
   operations..........................................    773,817     143,215     380,531      98,825     234,782      53,299
                                                        ----------  ----------  ----------  ----------  ----------   ---------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................    433,499     393,839     272,395     234,831     336,458     185,787
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........  4,539,714     381,300   1,451,315     192,890     544,878     124,475
 Redemptions for contract benefits and terminations....    (94,790)     (6,906)    (59,515)       (182)    (14,748)   (134,950)
 Contract maintenance charges..........................    (98,478)    (80,965)    (75,081)    (46,790)    (78,386)    (45,554)
                                                        ----------  ----------  ----------  ----------  ----------   ---------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................  4,779,945     687,268   1,589,114     380,749     788,202     129,758
                                                        ----------  ----------  ----------  ----------  ----------   ---------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP....................         --          --          --          13          --          (7)
                                                        ----------  ----------  ----------  ----------  ----------   ---------
NET INCREASE (DECREASE) IN NET ASSETS..................  5,553,762     830,483   1,969,645     479,587   1,022,984     183,050
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............  2,091,710   1,261,227   1,343,510     863,923     754,389     571,339
                                                        ----------  ----------  ----------  ----------  ----------   ---------

NET ASSETS -- END OF YEAR OR PERIOD.................... $7,645,472  $2,091,710  $3,313,155  $1,343,510  $1,777,373   $ 754,389
                                                        ==========  ==========  ==========  ==========  ==========   =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                TEMPLETON DEVELOPING     TEMPLETON GLOBAL BOND
                                                      TARGET 2055 ALLOCATION*     MARKETS VIP FUND             VIP FUND
                                                      ----------------------  -----------------------  ------------------------
                                                        2017        2016          2017        2016         2017         2016
                                                       --------    --------   -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........................ $  7,608    $  2,850    $   101,719  $   52,281  $   (82,617) $   (82,649)
 Net realized gain (loss)............................   12,353      14,372          4,178    (881,957)    (566,721)  (1,891,254)
 Net change in unrealized appreciation
   (depreciation) of investments.....................   70,907         568      4,129,479   2,209,641    1,332,521    3,047,797
                                                       --------    --------   -----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations...................................   90,868      17,790      4,235,376   1,379,965      683,183    1,073,894
                                                       --------    --------   -----------  ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners...............  130,055      75,013      1,346,057   1,263,670    4,753,578    4,971,611
 Transfers between Variable Investment Options
   including guaranteed interest account, net........  224,166     132,454      3,240,016    (136,048)   2,173,998   (3,363,074)
 Redemptions for contract benefits and terminations..  (85,020)       (205)      (358,079)   (237,831)  (1,421,384)  (1,602,462)
 Contract maintenance charges........................  (17,991)     (6,349)      (582,691)   (510,574)  (2,031,425)  (2,068,363)
                                                       --------    --------   -----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions..................  251,210     200,913      3,645,303     379,217    3,474,767   (2,062,288)
                                                       --------    --------   -----------  ----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP..................       --          --             63          80           --           --
                                                       --------    --------   -----------  ----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS................  342,078     218,703      7,880,742   1,759,262    4,157,950     (988,394)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD............  264,290      45,587      9,563,480   7,804,218   41,472,889   42,461,283
                                                       --------    --------   -----------  ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD.................. $606,368    $264,290    $17,444,222  $9,563,480  $45,630,839  $41,472,889
                                                       ========    ========   ===========  ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                                            VANGUARD VARIABLE
                                                        TEMPLETON GROWTH VIP    VANECK VIP GLOBAL HARD   INSURANCE FUND - EQUITY
                                                                FUND                  ASSETS FUND            INDEX PORTFOLIO
                                                       ----------------------  ------------------------  -----------------------
                                                          2017        2016         2017         2016        2017         2016
                                                       ----------  ----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)......................... $   66,788  $   76,332  $   (25,308) $    16,218  $   93,100  $   135,321
 Net realized gain (loss).............................    (35,835)     57,829     (542,822)  (1,327,347)    790,061      935,244
 Net change in unrealized appreciation (depreciation)
   of investments.....................................    790,464     258,173      284,049    5,232,314     625,587     (224,311)
                                                       ----------  ----------  -----------  -----------  ----------  -----------

 Net increase (decrease) in net assets resulting from
   operations.........................................    821,417     392,334     (284,081)   3,921,185   1,508,748      846,254
                                                       ----------  ----------  -----------  -----------  ----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners................    357,549     412,123    1,460,432    1,589,977     345,043      503,413
 Transfers between Variable Investment Options
   including guaranteed interest account, net.........    (97,295)   (416,987)    (751,613)     (32,349)    132,959     (235,493)
 Redemptions for contract benefits and terminations...   (166,930)    (94,273)    (401,384)    (436,893)   (205,024)  (1,606,971)
 Contract maintenance charges.........................   (229,794)   (229,386)    (581,986)    (614,682)   (123,888)    (156,742)
                                                       ----------  ----------  -----------  -----------  ----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions........................   (136,470)   (328,523)    (274,551)     506,053     149,090   (1,495,793)
                                                       ----------  ----------  -----------  -----------  ----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS.................    684,947      63,811     (558,632)   4,427,238   1,657,838     (649,539)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.............  4,576,794   4,512,983   12,986,601    8,559,363   7,254,068    7,903,607
                                                       ----------  ----------  -----------  -----------  ----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD................... $5,261,741  $4,576,794  $12,427,969  $12,986,601  $8,911,906  $ 7,254,068
                                                       ==========  ==========  ===========  ===========  ==========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

The change in units outstanding for the years ended December 31, 2017 and 2016 were as follows:

                                                                            2017                        2016
                                                                 --------------------------  --------------------------
                                                                  UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                 ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                   SHARE CLASS** (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                   ------------- ------- -------- ---------- ------- -------- ----------
1290 VT CONVERTIBLE SECURITIES....................      B            7       (1)       6        --      --        --

1290 VT DOUBLELINE DYNAMIC ALLOCATION.............      B           78      (10)      68        88     (32)       56

1290 VT DOUBLELINE OPPORTUNISTIC BOND.............      B            3       --        3        --      --        --

1290 VT EQUITY INCOME.............................      A            4       (3)       1         6      (8)       (2)
1290 VT EQUITY INCOME.............................      B            6       (8)      (2)       10     (16)       (6)

1290 VT GAMCO MERGERS & ACQUISITIONS..............      A           31       (5)      26         4      (7)       (3)
1290 VT GAMCO MERGERS & ACQUISITIONS..............      B           14      (13)       1        17     (21)       (4)

1290 VT GAMCO SMALL COMPANY VALUE.................      A          121     (102)      19        69     (48)       21
1290 VT GAMCO SMALL COMPANY VALUE.................      B           44      (54)     (10)       46     (70)      (24)

1290 VT SMARTBETA EQUITY..........................      B           10       (2)       8        13      --        13

1290 VT SOCIALLY RESPONSIBLE......................      A            1       (1)      --        --      --        --
1290 VT SOCIALLY RESPONSIBLE......................      B            7       (5)       2         5      (2)        3

ALL ASSET GROWTH-ALT 20...........................      B          125      (32)      93        39     (17)       22

AMERICAN CENTURY VP MID CAP VALUE FUND............   CLASS II      133      (78)      55       146     (70)       76

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL
 CAPITALIZATION FUND/SM/..........................   CLASS 4        35      (13)      22        21     (17)        4

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD
 FUND(R)..........................................   CLASS 4        82      (32)      50        84     (51)       33

AXA 400 MANAGED VOLATILITY........................      B            8       (6)       2         6      (3)        3

AXA 500 MANAGED VOLATILITY........................      B           12       (6)       6        15     (12)        3

AXA 2000 MANAGED VOLATILITY.......................      B            9       (4)       5        10      (7)        3

AXA AGGRESSIVE ALLOCATION.........................      A           44      (48)      (4)       39     (77)      (38)
AXA AGGRESSIVE ALLOCATION.........................      B           22      (33)     (11)       21     (40)      (19)

AXA BALANCED STRATEGY.............................      B           47      (10)      37        33     (18)       15

AXA CONSERVATIVE ALLOCATION.......................      A           31      (48)     (16)       35     (49)      (14)
AXA CONSERVATIVE ALLOCATION.......................      B            7      (19)     (12)        7     (10)       (3)

AXA CONSERVATIVE GROWTH STRATEGY..................      B           10       (5)       5         7      (4)        3

AXA CONSERVATIVE STRATEGY.........................      B            3       (5)      (2)        3      (1)        2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                    2017                        2016
                                                                         --------------------------  --------------------------
                                                                          UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                         ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                           SHARE CLASS** (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                           ------------- ------- -------- ---------- ------- -------- ----------
AXA CONSERVATIVE-PLUS ALLOCATION..........................       A          60      (34)      26        42      (58)      (16)
AXA CONSERVATIVE-PLUS ALLOCATION..........................       B          10      (15)      (5)       16      (19)       (3)

AXA GLOBAL EQUITY MANAGED VOLATILITY......................       A           6       (7)      (1)        6      (12)       (6)
AXA GLOBAL EQUITY MANAGED VOLATILITY......................       B           9      (48)     (39)       12      (55)      (43)

AXA GROWTH STRATEGY.......................................       B          35       (9)      26        41      (16)       25

AXA INTERNATIONAL CORE MANAGED VOLATILITY.................       A           2       (7)      (5)        4       (9)       (5)
AXA INTERNATIONAL CORE MANAGED VOLATILITY.................       B          11      (65)     (54)       39      (48)       (9)

AXA INTERNATIONAL MANAGED VOLATILITY......................       B           7       (3)       4        14      (10)        4

AXA INTERNATIONAL VALUE MANAGED VOLATILITY................       A          11      (11)      --        12      (15)       (3)
AXA INTERNATIONAL VALUE MANAGED VOLATILITY................       B          17      (46)     (29)       30      (52)      (22)

AXA LARGE CAP CORE MANAGED VOLATILITY.....................       A           4       (2)       2         4       (3)        1
AXA LARGE CAP CORE MANAGED VOLATILITY.....................       B           5      (13)      (8)       10      (16)       (6)

AXA LARGE CAP GROWTH MANAGED VOLATILITY...................       A           8      (16)      (8)        9      (17)       (8)
AXA LARGE CAP GROWTH MANAGED VOLATILITY...................       B          10      (62)     (52)       13      (71)      (58)

AXA LARGE CAP VALUE MANAGED VOLATILITY....................       A          25     (111)     (86)       17     (133)     (116)
AXA LARGE CAP VALUE MANAGED VOLATILITY....................       B          10      (48)     (38)        9      (65)      (56)

AXA MID CAP VALUE MANAGED VOLATILITY......................       A          14      (62)     (48)       16      (73)      (57)
AXA MID CAP VALUE MANAGED VOLATILITY......................       B           2       (4)      (2)        3       (4)       (1)

AXA MODERATE ALLOCATION...................................       A         124     (147)     (23)       95     (163)      (68)
AXA MODERATE ALLOCATION...................................       B          31      (78)     (47)       34      (87)      (53)

AXA MODERATE GROWTH STRATEGY..............................       B          52      (43)       9        77      (25)       52

AXA MODERATE-PLUS ALLOCATION..............................       A         160     (157)       3       156     (154)        2
AXA MODERATE-PLUS ALLOCATION..............................       B          47      (87)     (40)       57      (87)      (30)

AXA/AB SMALL CAP GROWTH...................................       A          33      (52)     (19)       32      (54)      (22)
AXA/AB SMALL CAP GROWTH...................................       B           4      (19)     (15)        7      (24)      (17)

AXA/CLEARBRIDGE LARGE CAP GROWTH..........................       A          21      (42)     (21)       28      (32)       (4)
AXA/CLEARBRIDGE LARGE CAP GROWTH..........................       B          22      (56)     (34)       34      (88)      (54)

AXA/JANUS ENTERPRISE......................................       A          11      (15)      (4)        5      (21)      (16)
AXA/JANUS ENTERPRISE......................................       B          15      (18)      (3)       11      (14)       (3)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                    2017                        2016
                                                                         --------------------------  --------------------------
                                                                          UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                         ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                           SHARE CLASS** (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                           ------------- ------- -------- ---------- ------- -------- ----------

AXA/LOOMIS SAYLES GROWTH..................................       A          30      (21)       9        43      (18)       25
AXA/LOOMIS SAYLES GROWTH..................................       B          13      (13)      --        26      (22)        4

BLACKROCK GLOBAL ALLOCATION V.I. FUND.....................   CLASS III      67      (45)      22        63      (95)      (32)

CHARTER/SM/ MULTI-SECTOR BOND.............................       A          17      (49)     (32)       16      (29)      (13)
CHARTER/SM/ MULTI-SECTOR BOND.............................       B          12      (18)      (6)       11      (15)       (4)

CHARTER/SM/ SMALL CAP GROWTH..............................       B           9      (10)      (1)        4      (13)       (9)

CHARTER/SM/ SMALL CAP VALUE...............................       A           1       (4)      (3)        3       (5)       (2)
CHARTER/SM/ SMALL CAP VALUE...............................       B           5       (9)      (4)        3       (9)       (6)

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO....................   CLASS II       27       (2)      25        --       --        --

EQ/BLACKROCK BASIC VALUE EQUITY...........................       A          90      (89)       1        47      (43)        4
EQ/BLACKROCK BASIC VALUE EQUITY...........................       B          17      (48)     (31)       28      (64)      (36)

EQ/CAPITAL GUARDIAN RESEARCH..............................       A          12      (10)       2        11      (13)       (2)
EQ/CAPITAL GUARDIAN RESEARCH..............................       B          22      (41)     (19)       10      (50)      (40)

EQ/COMMON STOCK INDEX.....................................       A         257     (321)     (64)      174     (238)      (64)
EQ/COMMON STOCK INDEX.....................................       B          41      (71)     (30)       55      (90)      (35)

EQ/CORE BOND INDEX........................................       A         191     (209)     (18)       30      (37)       (7)
EQ/CORE BOND INDEX........................................       B          25      (18)       7        29      (21)        8

EQ/EQUITY 500 INDEX.......................................       A         335     (234)     101       305     (412)     (107)
EQ/EQUITY 500 INDEX.......................................       B         134      (97)      37       137     (110)       27

EQ/GLOBAL BOND PLUS.......................................       A          23      (23)      --        27      (21)        6
EQ/GLOBAL BOND PLUS.......................................       B          10      (11)      (1)       11       (8)        3

EQ/INTERMEDIATE GOVERNMENT BOND...........................       A          93      (77)      16       110      (79)       31
EQ/INTERMEDIATE GOVERNMENT BOND...........................       B           9      (21)     (12)       38      (23)       15

EQ/INTERNATIONAL EQUITY INDEX.............................       A         208     (165)      43       147     (167)      (20)
EQ/INTERNATIONAL EQUITY INDEX.............................       B          40      (38)       2        33      (50)      (17)

EQ/INVESCO COMSTOCK.......................................       A          32      (18)      14         9      (29)      (20)
EQ/INVESCO COMSTOCK.......................................       B           9       (8)       1         6      (12)       (6)

EQ/JPMORGAN VALUE OPPORTUNITIES...........................       A          22      (13)       9         9       (7)        2
EQ/JPMORGAN VALUE OPPORTUNITIES...........................       B          32      (16)      16        21      (27)       (6)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                 2017                        2016
                                                                      --------------------------  --------------------------
                                                                       UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                      ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                       SHARE CLASS**  (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                      --------------- ------- -------- ---------- ------- -------- ----------

EQ/LARGE CAP GROWTH INDEX............................        A            15      (11)       4        15      (10)      5
EQ/LARGE CAP GROWTH INDEX............................        B            32      (65)     (33)       43      (94)    (51)

EQ/LARGE CAP VALUE INDEX.............................        A            27      (30)      (3)       43      (32)     11
EQ/LARGE CAP VALUE INDEX.............................        B            21      (11)      10        25      (17)      8

EQ/MFS INTERNATIONAL GROWTH..........................        B            44      (44)      --        32      (34)     (2)

EQ/MID CAP INDEX.....................................        A            41      (22)      19        27      (19)      8
EQ/MID CAP INDEX.....................................        B            92      (60)      32        28      (47)    (19)

EQ/MONEY MARKET......................................        A         3,502   (3,722)    (220)    3,537   (3,387)    150
EQ/MONEY MARKET......................................        B           474     (416)      58       670     (653)     17

EQ/PIMCO ULTRA SHORT BOND............................        A            32      (19)      13        10      (30)    (20)
EQ/PIMCO ULTRA SHORT BOND............................        B            21      (17)       4        20      (31)    (11)

EQ/QUALITY BOND PLUS.................................        A            36      (66)     (30)       32      (37)     (5)
EQ/QUALITY BOND PLUS.................................        B            11      (18)      (7)       14      (17)     (3)

EQ/SMALL COMPANY INDEX...............................        A            60      (31)      29        38      (31)      7
EQ/SMALL COMPANY INDEX...............................        B            16       (7)       9        15       (8)      7

EQ/T. ROWE PRICE GROWTH STOCK........................        A           178     (113)      65       129      (90)     39
EQ/T. ROWE PRICE GROWTH STOCK........................        B            61      (42)      19        37      (78)    (41)

EQ/UBS GROWTH & INCOME...............................        B            33      (20)      13         8      (20)    (12)

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO...... SERVICE CLASS 2      3       (2)       1         3       (4)     (1)

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.............. SERVICE CLASS 2    105      (70)      35        60      (92)    (32)

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.............. SERVICE CLASS 2     16      (11)       5        16       (4)     12

FIDELITY(R) VIP GOVERNMENT MONEY MARKET PORTFOLIO.... SERVICE CLASS 2     44      (21)      23        56      (50)      6

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO............ SERVICE CLASS 2     30      (23)       7        24      (21)      3

FIDELITY(R) VIP HIGH INCOME PORTFOLIO................ SERVICE CLASS 2     21      (15)       6        16      (14)      2

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO...... SERVICE CLASS 2    289     (150)     139       151      (87)     64

FIDELITY(R) VIP MID CAP PORTFOLIO.................... SERVICE CLASS 2    108      (67)      41        61      (35)     26

FIDELITY(R) VIP VALUE PORTFOLIO...................... SERVICE CLASS 2      4       (1)       3         5       (5)     --

FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO........... SERVICE CLASS 2      4       (1)       3         1       (2)     (1)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                  2017                        2016
                                                                       --------------------------  --------------------------
                                                                        UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                       ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                        SHARE CLASS**  (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                        -------------- ------- -------- ---------- ------- -------- ----------

FRANKLIN MUTUAL SHARES VIP FUND........................    CLASS 2        22      (16)       6        13      (20)      (7)

FRANKLIN RISING DIVIDENDS VIP FUND.....................    CLASS 2        25      (53)     (28)       56      (72)     (16)

FRANKLIN SMALL CAP VALUE VIP FUND......................    CLASS 2        81      (40)      41        74      (34)      40

FRANKLIN STRATEGIC INCOME VIP FUND.....................    CLASS 2        49      (31)      18        41      (46)      (5)

GOLDMAN SACHS VIT MID CAP VALUE FUND................... SERVICE SHARES    26      (19)       7        12      (18)      (6)

INVESCO V.I. DIVERSIFIED DIVIDEND FUND.................   SERIES II      166     (146)      20       488      (70)     418

INVESCO V.I. GLOBAL REAL ESTATE FUND...................   SERIES II      100      (75)      25       103      (68)      35

INVESCO V.I. INTERNATIONAL GROWTH FUND.................   SERIES II      247     (189)      58       110      (87)      23

INVESCO V.I. MID CAP CORE EQUITY FUND..................   SERIES II       12       (6)       6         7       (5)       2

INVESCO V.I. SMALL CAP EQUITY FUND.....................   SERIES II       11       (4)       7         5       (7)      (2)

IVY VIP DIVIDEND OPPORTUNITIES.........................    CLASS II        8       (4)       4        13      (12)       1

IVY VIP ENERGY.........................................    CLASS II       72      (81)      (9)      101      (66)      35

IVY VIP HIGH INCOME....................................    CLASS II      186      (93)      93       210     (116)      94

IVY VIP MID CAP GROWTH.................................    CLASS II       53      (42)      11        41      (57)     (16)

IVY VIP SCIENCE AND TECHNOLOGY.........................    CLASS II       78      (74)       4        73      (96)     (23)

IVY VIP SMALL CAP GROWTH...............................    CLASS II       26      (17)       9        28      (31)      (3)

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.... SERVICE SHARES   342     (160)     182       281     (190)      91

MFS(R) INTERNATIONAL VALUE PORTFOLIO................... SERVICE CLASS    300     (118)     182       253     (146)     107

MFS(R) INVESTORS TRUST SERIES.......................... SERVICE CLASS      8       (5)       3         6       (4)       2

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.. SERVICE CLASS      8       (7)       1        10       (4)       6

MFS(R) UTILITIES SERIES................................ SERVICE CLASS     19      (32)     (13)       44      (15)      29

MULTIMANAGER AGGRESSIVE EQUITY.........................       A           24      (56)     (32)       15      (59)     (44)
MULTIMANAGER AGGRESSIVE EQUITY.........................       B           14      (17)      (3)        6      (22)     (16)

MULTIMANAGER CORE BOND.................................       A           34      (23)      11        36      (26)      10
MULTIMANAGER CORE BOND.................................       B           43      (79)     (36)       31      (43)     (12)

MULTIMANAGER MID CAP GROWTH............................       A            1       (2)      (1)       --       (3)      (3)
MULTIMANAGER MID CAP GROWTH............................       B            5      (33)     (28)        9      (18)      (9)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                   2017                        2016
                                                                        --------------------------  --------------------------
                                                                         UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                        ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                      SHARE CLASS**     (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                   -------------------- ------- -------- ---------- ------- -------- ----------

MULTIMANAGER MID CAP VALUE........................          A               2       (6)      (4)        4       (5)      (1)
MULTIMANAGER MID CAP VALUE........................          B               6      (39)     (33)        5      (22)     (17)

MULTIMANAGER TECHNOLOGY...........................          A              37      (38)      (1)       25      (27)      (2)
MULTIMANAGER TECHNOLOGY...........................          B              34      (26)       8        23      (40)     (17)

NATURAL RESOURCES PORTFOLIO.......................       CLASS II         196     (180)      16        40      (24)      16

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO...    ADVISOR CLASS        29      (18)      11        27      (23)       4

PIMCO REAL RETURN PORTFOLIO.......................    ADVISOR CLASS        83      (63)      20        78      (94)     (16)

PIMCO TOTAL RETURN PORTFOLIO......................    ADVISOR CLASS       130     (132)      (2)      161     (176)     (15)

T. ROWE PRICE EQUITY INCOME PORTFOLIO - II........       CLASS II          18      (21)      (3)       21      (65)     (44)

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II......       CLASS II          48      (39)       9        53      (39)      14

TARGET 2015 ALLOCATION............................          B              44      (24)      20         3       (1)       2

TARGET 2025 ALLOCATION............................          B              68      (18)      50        26       (6)      20

TARGET 2035 ALLOCATION............................          B              28       (6)      22        11       (5)       6

TARGET 2045 ALLOCATION............................          B              25      (12)      13         6       (7)      (1)

TARGET 2055 ALLOCATION............................          B               8       (2)       6         2       --        2

TEMPLETON DEVELOPING MARKETS VIP FUND.............       CLASS 2           87      (54)      33        29      (26)       3

TEMPLETON GLOBAL BOND VIP FUND....................       CLASS 2          150      (93)      57       100     (100)      --

TEMPLETON GROWTH VIP FUND.........................       CLASS 2            5       (6)      (1)        6       (8)      (2)

VANECK VIP GLOBAL HARD ASSETS FUND................    CLASS S SHARES       50      (54)      (4)       84      (76)       8

VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX
 PORTFOLIO........................................ INVESTOR SHARE CLASS     7       (7)      --         6      (12)      (6)

-----------
The accompanying notes are an integral part of these financial statements.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
The -- on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

                                    FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account FP ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 -- Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series(R), AXA Premier VIP Trust ("VIP"), BlackRock Variable Series Funds, Inc., EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Funds Variable Insurance Portfolios, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, MFS(R) Variable Insurance Trusts, PIMCO Variable Insurance Trust, T. Rowe Price Equity Series, Inc., The Prudential Series Fund, Van Eck VIP Trust, and Vanguard Variable Insurance Fund (collectively, "the Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the Variable Investment Options listed below. The Account presents, for each of these Variable Investment Options, a Statement of Assets and Liabilities as of December 31, 2017, a Statement of Operations for the year or period ended December 31, 2017, and a Statement of Changes in Net Assets for the years or periods ended December 31, 2017 and 2016, except as otherwise indicated below:
     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
  .   Invesco V.I. Diversified Dividend Fund
  .   Invesco V.I. Global Real Estate Fund
  .   Invesco V.I. International Growth Fund
  .   Invesco V.I. Mid Cap Core Equity Fund
  .   Invesco V.I. Small Cap Equity Fund

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  .   American Century VP Mid Cap Value Fund

     AMERICAN FUNDS INSURANCE SERIES(R)
  .   American Funds Insurance Series(R) Global Small Capitalization Fund/SM/
  .   American Funds Insurance Series(R) New World Fund(R)

     AXA PREMIER VIP TRUST*
  .   AXA Aggressive Allocation
  .   AXA Conservative Allocation
  .   AXA Conservative-Plus Allocation
  .   AXA Moderate Allocation
  .   AXA Moderate-Plus Allocation
  .   Charter/SM/ Multi-Sector Bond
  .   Charter/SM/ Small Cap Growth
  .   Charter/SM/ Small Cap Value
  .   Target 2015 Allocation
  .   Target 2025 Allocation
  .   Target 2035 Allocation
  .   Target 2045 Allocation
  .   Target 2055 Allocation

     BLACKROCK VARIABLE SERIES FUNDS, INC.
  .   BlackRock Global Allocation V.I. Fund

     EQ ADVISORS TRUST*
  .   1290 VT Convertible Securities/(1)/
  .   1290 VT Doubleline Dynamic Allocation/(2)/
  .   1290 VT Doubleline Opportunistic Bond/(3) /
  .   1290 VT Equity Income/(4)/
  .   1290 VT Gamco Mergers & Acquisitions/(5)/
  .   1290 VT Gamco Small Company Value/(6)/
  .   1290 VT SmartBeta Equity/(7) /
  .   1290 VT Socially Responsible
  .   All Asset Growth-Alt 20
  .   AXA 400 Managed Volatility
  .   AXA 500 Managed Volatility
  .   AXA 2000 Managed Volatility
  .   AXA Balanced Strategy
  .   AXA Conservative Growth Strategy
  .   AXA Conservative Strategy
  .   AXA Global Equity Managed Volatility
  .   AXA Growth Strategy
  .   AXA International Core Managed Volatility
  .   AXA International Managed Volatility
  .   AXA International Value Managed Volatility
  .   AXA Large Cap Core Managed Volatility
  .   AXA Large Cap Growth Managed Volatility
  .   AXA Large Cap Value Managed Volatility
  .   AXA Mid Cap Value Managed Volatility
  .   AXA Moderate Growth Strategy
  .   AXA/AB Small Cap Growth
  .   AXA/Clearbridge Large Cap Growth
  .   AXA/Janus Enterprise
  .   AXA/Loomis Sayles Growth
  .   EQ/BlackRock Basic Value Equity
  .   EQ/Capital Guardian Research

                                    FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

1. Organization (Continued)

  .   EQ/Common Stock Index
  .   EQ/Core Bond Index
  .   EQ/Equity 500 Index
  .   EQ/Global Bond PLUS
  .   EQ/Intermediate Government Bond
  .   EQ/International Equity Index
  .   EQ/Invesco Comstock
  .   EQ/JPMorgan Value Opportunities
  .   EQ/Large Cap Growth Index
  .   EQ/Large Cap Value Index
  .   EQ/MFS International Growth
  .   EQ/Mid Cap Index
  .   EQ/Money Market
  .   EQ/PIMCO Ultra Short Bond
  .   EQ/Quality Bond PLUS
  .   EQ/Small Company Index
  .   EQ/T. Rowe Price Growth Stock
  .   EQ/UBS Growth & Income
  .   Multimanager Aggressive Equity
  .   Multimanager Core Bond
  .   Multimanager Mid Cap Growth
  .   Multimanager Mid Cap Value
  .   Multimanager Technology

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
  .   Fidelity(R) VIP Asset Manager: Growth Portfolio
  .   Fidelity(R) VIP Contrafund(R) Portfolio
  .   Fidelity(R) VIP Equity-Income Portfolio
  .   Fidelity(R) VIP Government Money Market Portfolio
  .   Fidelity(R) VIP Growth & Income Portfolio
  .   Fidelity(R) VIP High Income Portfolio
  .   Fidelity(R) VIP Investment Grade Bond Portfolio
  .   Fidelity(R) VIP Mid Cap Portfolio
  .   Fidelity(R) VIP Value Portfolio
  .   Fidelity(R) VIP Value Strategies Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
  .   Franklin Mutual Shares VIP Fund
  .   Franklin Rising Dividends VIP Fund
  .   Franklin Small Cap Value VIP Fund
  .   Franklin Strategic Income VIP Fund
  .   Templeton Developing Markets VIP Fund
  .   Templeton Global Bond VIP Fund
  .   Templeton Growth VIP Fund

     GOLDMAN SACHS VARIABLE INSURANCE TRUST
  .   Goldman Sachs VIT Mid Cap Value Fund

     IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
  .   Ivy VIP Dividend Opportunities
  .   Ivy VIP Energy
  .   Ivy VIP High Income
  .   Ivy VIP Mid Cap Growth
  .   Ivy VIP Science And Technology
  .   Ivy VIP Small Cap Growth

     LAZARD RETIREMENT SERIES, INC.
  .   Lazard Retirement Emerging Markets Equity Portfolio

     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  .   Clearbridge Variable Mid Cap Portfolio

     MFS(R) VARIABLE INSURANCE TRUSTS
  .   MFS(R) International Value Portfolio
  .   MFS(R) Investors Trust Series
  .   MFS(R) Massachusetts Investors Growth Stock Portfolio
  .   MFS(R) Utilities Series

     PIMCO VARIABLE INSURANCE TRUST
  .   PIMCO CommodityRealReturn(R) Strategy Portfolio
  .   PIMCO Real Return Portfolio
  .   PIMCO Total Return Portfolio

     T. ROWE PRICE EQUITY SERIES, INC.
  .   T. Rowe Price Equity Income Portfolio - II
  .   T. Rowe Price Health Sciences Portfolio - II

     THE PRUDENTIAL SERIES FUND
  .   Natural Resources Portfolio

     VANECK VIP TRUST
  .   VanEck VIP Global Hard Assets Fund

     VANGUARD VARIABLE INSURANCE FUND
  .   Vanguard Variable Insurance Fund - Equity Index Portfolio


  (1)Formerly known as EQ/Convertible Securities.
  (2)Formerly known as All Asset Moderate Growth - Alt 15.
  (3)Formerly known as AXA/DoubleLine Opportunistic Core Plus Bond.
  (4)Formerly known as EQ/Boston Advisors Equity Income.

  (5)Formerly known as EQ/GAMCO Mergers and Acquisitions.
  (6)Formerly known as EQ/GAMCO Small Company Value.
  (7)Formerly known as AXA SmartBeta Equity.

   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

                                    FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

1. Organization (Concluded)


   The Account is used to fund benefits for the following Variable Life products (collectively, the "Contracts"):

 .   Accumulator Life                   .   IL Legacy II
 .   Incentive Life                     .   IL Legacy III
 .   Incentive Life 2000                .   IL Protector/SM/
 .   Incentive Life Sales (1999 and     .   Incentive Life COLI
     after)                             .   Incentive Life COLI '04
 .   Incentive Life '02                 .   Champion 2000
 .   Incentive Life '06                 .   Survivorship 2000
 .   Incentive Life(R) Optimizer        .   Survivorship Incentive Life 1999
 .   Incentive Life Optimizer. II       .   Survivorship Incentive Life '02
 .   Incentive Life Optimizer. III      .   Survivorship Incentive Life(R)
 .   Incentive Life Plus/SM/                Legacy
 .   Incentive Life Plus Original       .   SP-Flex
     Series                             .   Corporate Owned Incentive Life(R)
 .   Paramount Life
 .   IL Legacy

   The Incentive Life 2000, Champion 2000 and Survivorship 2000 Contracts are herein referred to as the "Series 2000 Policies." Incentive Life Plus/SM/ Contracts offered with a prospectus dated on or after September 15, 1995, are referred to as "Incentive Life Plus/SM/." Incentive Life Plus Contracts issued with a prior prospectus are referred to as "Incentive Life Plus Original Series."

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable and (2) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation of units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

   In the normal course of business, AXA Equitable may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS:

   Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

                                    FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

2. Significant Accounting Policies (Concluded)


   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

   Investment transactions are recorded on the trade date. Dividend income and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss ) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

   DUE TO AND DUE FROM:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   ACCUMULATION NONUNITIZED:

   Accumulation nonunitized represents a product offered based upon a dollar amount (starting at $1) rather than units. It is similar to Accumulation Units accounts, which are based upon units, as the dollar amount of the Contractowner account changes with the investment activity of the Variable Investment Option the Contract is invested in, net of contract charges.

   CONTRACT PAYMENTS AND TRANSFERS:

   Payments received from Contractowners represent participant contributions under the Contracts reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to the Variable Investment Options, and (except for SP-Flex Contracts), to the guaranteed interest account of AXA Equitable's General Account, and/or index fund options of Separate Account No. 67.

   Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account, and/or index fund options of Separate Account No. 67. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

   TAXES:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 -- Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 -- Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

                                    FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

3. Fair Value Disclosures (Concluded)


   Level 3 -- Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4. Purchases and Sales of Portfolio

   The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2017 were as follows:

                                                              PURCHASES     SALES
                                                             ----------- -----------
1290 VT Convertible Securities.............................. $   688,313 $    76,163
1290 VT DoubleLine Dynamic Allocation.......................   3,061,847     587,713
1290 VT DoubleLine Opportunistic Bond.......................     223,368      20,905
1290 VT Equity Income.......................................   3,587,928   2,172,395
1290 VT Gamco Mergers & Acquisitions........................   3,541,383   2,253,110
1290 VT Gamco Small Company Value...........................  32,229,515  20,265,579
1290 VT SmartBeta Equity....................................     436,614      69,715
1290 VT Socially Responsible................................   1,851,746   1,042,905
All Asset Growth-Alt 20.....................................   4,792,231   4,488,053
American Century VP Mid Cap Value Fund......................  12,785,864  11,950,075
American Funds Insurance Series(R) Global Small
 Capitalization Fund/SM/....................................   3,078,183   1,035,732
American Funds Insurance Series(R) New World Fund(R)........   4,050,624   1,614,868
AXA 400 Managed Volatility..................................   1,937,390   1,028,198
AXA 500 Managed Volatility..................................   2,797,303   1,169,463
AXA 2000 Managed Volatility.................................   1,687,814     741,607
AXA Aggressive Allocation...................................  17,528,644  16,428,366
AXA Balanced Strategy.......................................   8,088,494   1,483,605
AXA Conservative Allocation.................................   4,361,308   7,757,433
AXA Conservative Growth Strategy............................   1,563,301     653,114
AXA Conservative Strategy...................................     370,202     576,381
AXA Conservative-Plus Allocation............................   6,126,584   6,637,995
AXA Global Equity Managed Volatility........................   4,814,527  17,589,764
AXA Growth Strategy.........................................   7,635,476   1,576,416
AXA International Core Managed Volatility...................   3,079,157  11,098,355
AXA International Managed Volatility........................   1,037,593     377,441
AXA International Value Managed Volatility..................   4,990,397  10,061,983
AXA Large Cap Core Managed Volatility.......................   3,505,125   3,127,496
AXA Large Cap Growth Managed Volatility.....................  26,113,101  26,263,555
AXA Large Cap Value Managed Volatility......................  12,645,478  38,033,962
AXA Mid Cap Value Managed Volatility........................  20,010,466  21,326,133
AXA Moderate Allocation.....................................  56,044,398  88,313,842
AXA Moderate Growth Strategy................................  11,231,764   7,120,668
AXA Moderate-Plus Allocation................................  44,347,394  43,503,147
AXA/AB Small Cap Growth.....................................  24,021,528  26,704,500
AXA/ClearBridge Large Cap Growth............................  15,488,792  14,833,678
AXA/Janus Enterprise........................................   9,456,010   6,892,287
AXA/Loomis Sayles Growth....................................   8,091,394   6,188,838
BlackRock Global Allocation V.I. Fund.......................   1,315,209   1,910,729
Charter/SM/ Multi-Sector Bond...............................   5,370,732  15,642,692
Charter/SM/ Small Cap Growth................................   2,180,299   1,774,069
Charter/SM/ Small Cap Value.................................   2,220,537   4,114,280
ClearBridge Variable Mid cap Portfolio......................     330,803      19,907
EQ/BlackRock Basic Value Equity.............................  14,547,219  27,091,285

                                    FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

4. Purchases and Sales of Portfolio (Continued)

                                                              PURCHASES      SALES
                                                             ------------ ------------
EQ/Capital Guardian Research................................ $ 14,290,596 $ 13,678,491
EQ/Common Stock Index.......................................   56,503,464  172,696,701
EQ/Core Bond Index..........................................   34,532,810   35,728,224
EQ/Equity 500 Index.........................................  101,604,566  124,020,758
EQ/Global Bond Plus.........................................    2,701,623    3,455,355
EQ/Intermediate Government Bond.............................   16,421,488   18,175,192
EQ/International Equity Index...............................   40,795,581   35,534,640
EQ/Invesco Comstock.........................................    6,295,546    4,574,280
EQ/JPMorgan Value Opportunities.............................   18,140,590    7,993,732
EQ/Large Cap Growth Index...................................   14,830,050   14,504,335
EQ/Large Cap Value Index....................................    6,874,810    4,546,356
EQ/MFS International Growth.................................    8,786,535    6,411,621
EQ/Mid Cap Index............................................   42,794,121   19,364,549
EQ/Money Market.............................................  175,661,650  181,325,659
EQ/PIMCO Ultra Short Bond...................................    6,318,678    4,233,433
EQ/Quality Bond Plus........................................    4,634,317   16,274,925
EQ/Small Company Index......................................   23,528,886   12,012,104
EQ/T. Rowe Price Growth Stock...............................   30,173,006   14,194,261
EQ/UBS Growth & Income......................................    6,700,768    3,617,531
Fidelity(R) VIP Asset Manager: Growth Portfolio.............      295,413      133,392
Fidelity(R) VIP Contrafund(R) Portfolio.....................   17,974,709   12,043,417
Fidelity(R) VIP Equity-Income Portfolio.....................      569,865      496,936
Fidelity(R) VIP Government Money Market Portfolio...........      598,565      841,467
Fidelity(R) VIP Growth & Income Portfolio...................    3,773,035    3,383,902
Fidelity(R) VIP High Income Portfolio.......................    1,306,726      917,301
Fidelity(R) VIP Investment Grade Bond Portfolio.............   20,775,820   13,935,494
Fidelity(R) VIP Mid Cap Portfolio...........................    9,327,338    5,518,912
Fidelity(R) VIP Value Portfolio.............................      229,049      233,824
Fidelity(R) VIP Value Strategies Portfolio..................      254,199       36,784
Franklin Mutual Shares VIP Fund.............................    2,043,526    1,838,710
Franklin Rising Dividends VIP Fund..........................    8,287,995   11,121,856
Franklin Small Cap Value VIP Fund...........................    5,633,422    4,795,439
Franklin Strategic Income VIP Fund..........................    7,583,758    4,189,882
Goldman Sachs VIT Mid Cap Value Fund........................    5,383,442    3,527,329
Invesco V.I. Diversified Dividend Fund......................    4,222,648    3,395,895
Invesco V.I. Global Real Estate Fund........................    7,796,537    7,430,499
Invesco V.I. International Growth Fund......................   12,837,671   10,801,318
Invesco V.I. Mid Cap Core Equity Fund.......................      809,005      780,828
Invesco V.I. Small Cap Equity Fund..........................    1,438,337      546,394
Ivy VIP Dividend Opportunities..............................      409,656      229,519
Ivy VIP Energy..............................................    4,754,803    6,567,860
Ivy VIP High Income.........................................   10,458,709    6,640,554
Ivy VIP Mid Cap Growth......................................    4,905,070    5,509,462
Ivy VIP Science And Technology..............................   13,864,833   10,629,968
Ivy VIP Small Cap Growth....................................    3,621,085    1,804,587
MFS(R) Utilities Series.....................................   19,730,804   13,076,614
MFS(R) International Value Portfolio........................   26,499,243   15,224,482
MFS(R) Investors Trust Series...............................    1,841,207      943,754
MFS(R) Massachusetts Investors Growth Stock Portfolio.......    1,624,484    1,442,803
MFS(R) Utilities Series.....................................      497,686    1,004,473
Multimanager Aggressive Equity..............................    6,782,699   37,058,774
Multimanager Core Bond......................................   10,029,910   15,711,519
Multimanager Mid Cap Growth.................................    3,673,842    8,076,068
Multimanager Mid Cap Value..................................    2,092,795   11,628,383

                                    FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

4. Purchases and Sales of Portfolio (Concluded)

                                                                PURCHASES     SALES
                                                               ----------- -----------
Multimanager Technology....................................... $28,573,025 $17,787,032
Natural Resources Portfolio...................................  10,143,944   9,722,170
PIMCO CommodityRealReturn(R) Strategy Portfolio...............   3,039,513   1,198,040
PIMCO Real Return Portfolio...................................   5,926,823   6,043,768
PIMCO Total Return Portfolio..................................  12,470,259  11,677,007
T. Rowe Price Equity Income Portfolio - II....................   4,887,339   3,988,042
T. Rowe Price Health Sciences Portfolio - II..................   3,679,609   3,051,830
Target 2015 Allocation........................................   2,269,588     766,185
Target 2025 Allocation........................................   6,373,404   1,497,579
Target 2035 Allocation........................................   2,060,040     430,373
Target 2045 Allocation........................................   2,412,630   1,601,215
Target 2055 Allocation........................................     419,830     161,012
Templeton Developing Markets VIP Fund.........................   9,737,392   5,990,228
Templeton Global Bond VIP Fund................................   9,748,501   6,215,167
Templeton Growth VIP Fund.....................................     841,440     911,122
VanEck VIP Global Hard Assets Fund............................   3,955,881   4,255,740
Vanguard Variable Insurance Fund - Equity Index Portfolio.....   2,217,574   1,735,356

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT and VIP issue Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management and advisory services and other Portfolio expenses. Class A and Class B are also subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by the EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

   AXA Equitable Funds Management Group, LLC ("FMG LLC"), a wholly-owned subsidiary of AXA Equitable serves as investment manager of the Portfolios of EQAT and VIP. FMG LLC either (1) contracts with and oversees the activities of the investment sub-advisors with respect to the Portfolios and is responsible for retaining and discontinuing the services of those sub-advisors or (2) directly manages the Portfolios. FMG LLC receives management fees for services performed in its capacity as investment manager of the Portfolios of EQAT and VIP, and pays fees to the sub-advisors for sub-advisory services to the respective Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.46% to a high of 1.45% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' investment in the Portfolios. These fees and payments range from 0.00% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the AXA/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index, as well as a portion of AXA Large Cap Value Managed Volatility, EQ/Quality Bond PLUS, Multimanager

                                    FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

5. Expenses and Related Party Transactions (Concluded)

   Aggressive Equity, and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network") or its subsidiaries. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell Contracts for these companies are appointed as agents of AXA Equitable and are registered representatives of the agencies and affiliated broker-dealer. AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.

   AXA Equitable serves as the transfer agent for EQAT and VIP.

6. Reorganization

   In May 2017, pursuant to an Agreement and Plan of Reorganization and Termination, as approved by contractholders, All Asset Growth-Alt 20 (the "Surviving Portfolio") acquired the net assets of All Asset Aggressive-Alt 25 (the "Removed Portfolio"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolio (the "Removed Investment Option") were replaced with the Variable Investment Options that invest in the Surviving Portfolio (the "Surviving Investment Option"). For accounting purposes, these reorganizations were treated as a merger.

-------------------------------------------------------------------------------
                          REMOVED PORTFOLIO            SURVIVING PORTFOLIO
-------------------------------------------------------------------------------
 MAY 19, 2017             ALL ASSET AGGRESSIVE-ALT 25  ALL ASSET GROWTH-ALT 20
-------------------------------------------------------------------------------
Shares -- Class B                              496,159                1,323,456
Value -- Class B          $                      12.58 $                  20.09
Net Assets Before Merger  $                  6,242,639 $             20,339,358
Net Assets After Merger   $                         -- $             26,581,997
Unrealized Loss           $                    347,214

   In 2016, there were no reorganizations within the Variable Investment Options of the Account.

7. Asset-based Charges and Contractowner Charges

   The table below lists the charges for each product. These charges are reflected as "Asset-based Charges" in the Statement of Operations or as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                                             MORTALITY AND
                                                             EXPENSE RISKS     MORTALITY  ADMINISTRATIVE   TOTAL
                                                             -------------    ---------   --------------   ------

Accumulator Life............................................   varies/(b)(d)/ varies/(b)/   varies/(b)(f)/ varies

Incentive Life, Champion 2000...............................    0.60%/(a)/           --            --       0.60%

Incentive Life 2000, Incentive Life 1999, Incentive Life
 Plus.......................................................    0.60%/(l)(n)/        --            --       0.60%

Incentive Life '02..........................................   varies/(b)(g)/        --            --       0.80%

Incentive Life '06..........................................    0.85%/(b)(e)/        --            --       0.85%

Survivorship Incentive Life '02.............................    0.90%/(b)(m)/        --            --       0.90%

Paramount Life..............................................    0.60%/(a)/           --            --       0.60%

Incentive Life Plus Original Series.........................    0.60%/(b)(l)/        --            --       0.60%

                                    FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Asset-based Charges and Contractowner Charges (Continued)

                                                              MORTALITY AND
                                                              EXPENSE RISKS     MORTALITY  ADMINISTRATIVE TOTAL
                                                             -------------      ---------  -------------- -----

Incentive Life COLI.........................................   0.60%/(b)/             --            --    0.60%

Incentive Life COLI '04.....................................   0.75%/(b)(c)/          --            --    0.75%

Survivorship Incentive Life 1999............................   0.60%/(a)/             --            --    0.60%

Survivorship 2000...........................................   0.90%/(a)/             --            --    0.90%

IL Legacy...................................................   1.75%/(b)(h)/          --            --    1.75%

IL Legacy II................................................   0.85%/(b)(i)(l)/       --            --    0.85%

IL Legacy III...............................................   0.85%/(b)(i)(l)/       --            --    0.85%

IL Protector................................................   0.80%/(a)/             --            --    0.80%

SP-Flex.....................................................   0.85%/(a)/       0.60%/(a)/    0.35%/(a)/  1.80%

Incentive Life(R) Optimizer.................................   0.85%/(b)(e)(l)/       --            --    0.85%

Incentive Life Optimizer II.................................   0.85%/(b)(e)(l)/       --            --    0.85%

Incentive Life Optimizer III................................   0.60%/(b)(l)(o)/       --            --    0.60%

Survivorship Incentive Life(R) Legacy.......................   0.55%/(b)(j)/          --            --    0.55%

Corporate Owned Incentive Life(R)...........................   0.35%/(b)(k)(l)/       --            --    0.35%

   ----------
  (a)Charged to daily net assets of the Account.
  (b)Charged to Contractowners Account and is included in Transfer for contract benefits and terminations in the Statements of Changes in Net Assets.
  (c)Policy years 1-5 0.75% (1.00% maximum) Policy years 6-20 0.55% (0.75%
     maximum) Policy years 21+ 0.35% (0.50% maximum)
  (d)Varies by age, sex, class. The highest current charge is 1.21%. Policy years 1-10 0.71% to 1.46% maximum Policy years 11+ 0.30% to 0.50% maximum
  (e)Policy years 1-8 0.85% (1.00% maximum) Policy years 9-10 0.00% (1.00%
     maximum) Policy years 11+ 0.00% (0.50% maximum)
  (f)Policy years 1-10 0.72% to 1.73% Policy years 11+ 0.11% to 0.32%
  (g)Policy years 1-15 0.80%, 0.70% or 0.60% depending (0.80% maximum) Policy years 16+ 0.30% or 0.20% depending (0.50% maximum)
  (h)Policy years 1-10 1.75% (maximum and current) Policy years 11-20 0.25% (0.50% maximum) Policy Years 21+ 0.00% (0.50% maximum)
  (i)Policy years 1-15 0.85% (maximum and current) Policy years 16+ 0.00% (0.85% maximum) For policies with the ENLG rider, there is an additional charge of 0.15% deducted while the rider is in effect.
  (j)Policy years 1-15 0.55% (maximum and current) Policy years 16+ 0.05% (0.55% maximum) For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.
  (k)Policy years 1-10 0.15% (0.50% maximum); however, 0.35% (0.50% maximum) of any account value allocated to MSO segments. Policy years 11+ 0.10% (0.35% maximum)
  (l)For policies with MSO, there is an additional charge of 1.40% (2.40% maximum) of any policy account value allocated to each segment.
  (m)Policy year 1-15 0.90% (maximum and current) Policy year 16+ 0.60% or 0.30% depending (0.90% maximum)
  (n)Charged to daily net assets of the Account for all investment options except MSO. However, for any account value allocated to MSO segments, the M & E is charged to Contract owners Account.
  (o)Policy years 1-8 0.60% (current) Policy years 1-10 1.00% (maximum) Policy years 8+ 0.00% (current) Policy years 11+ 0.50% (maximum)

   The Accumulator Life Program utilizes two insurance products -- a single premium fixed annuity contract and a flexible premium variable life insurance policy. The Program is designed to provide a simple method to purchase a variable life insurance policy with a single purchase payment. The Accumulator Life mortality and expense guaranteed risk charges are 0.71% to 1.46% in years 1 to 10 and 0.30% to 0.50% in years 11 and beyond. The current mortality and expense risk charges are lower than the guaranteed charges. The highest current charge is 1.21%. Beginning in year 11, the current rates are scheduled to decrease further. As Accumulator Life was first offered in 2004, future decreases have not yet taken effect. The Accumulator Life guaranteed administrative charges vary in years 1 to 10 from 0.72% to 1.73% of the Policy Account Value, depending on age, sex, and class. The current and guaranteed basis charges are equal. Beginning in policy year 11 the administrative rates are guaranteed to decrease. The Accumulator Life current cost of insurance charges vary in years 1 to 10 from 1.27% to 2.42% of the greater of (1) the Policy Account Value and
   (2) the Mortality Charge Base (accumulation of the 7-pay premiums due, up to that time at 4%), depending on the age, sex, and class. Beginning in policy year 11 the current cost of insurance charges decrease on a current basis. The cost of insurance charge is capped at the guaranteed cost of insurance rate times the Net Amount of Risk.

   The Incentive Life '02 mortality and expense risk charge of 0.80%, 0.70% or 0.60% will be in effect for the first 15 policy years depending upon the value of the Contractowner's Variable Investment Options. For policy years 16 and later the charge is currently 0.30% or 0.20%,

                                    FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Asset-based Charges and Contractowner Charges (Continued)

   depending upon the value of the Contractowner's Variable Investment Options. The Survivorship Incentive Life '02 mortality and expense risk charge of 0.90% will be in effect for the first 15 policy years. For policy years 16 and later the charge is currently 0.60% and 0.30% depending upon the value of the Contractowner's Variable Investment Options. The current mortality and expense risk charges are lower than guaranteed charges.

   The Incentive Life Legacy mortality and expense risk charge of 1.75% will be in effect for the first ten policy years on a current and guaranteed basis. For policy years 11-20, the charge is currently 0.25% and for policy years 21 and later, it is 0.00%. In policy years 11 and later the current mortality and expense risk charges are lower than guaranteed charges.

   The Incentive Life '06, Incentive Life(R) Optimizer and Incentive Life Optimizer II mortality and expense risk charge of 0.85% will be in effect for the first eight policy years on a current basis. For policy years 9 and later, no charge is deducted on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

   The Incentive Life Optimizer III mortality and expense risk charge of 0.60% will be in effect for the first eight policy years on a current basis. For policy years 9 and later, no charge is deducted on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

   The Incentive Life Legacy II and Incentive Life Legacy III mortality and expense risk charge of 0.85% will be in effect for the first fifteen policy years on a current basis. For policy years 16 and later, no charge is deducted on a current basis. The current mortality and expense risk charges for policy years 16 and later are lower than the guaranteed charges.

   The Survivorship Incentive Life(R) Legacy mortality and expense risk charge of 0.55% will be in effect for the first fifteen policy years. For policy years sixteen and later the charge is currently 0.05%. The current mortality and expense risk charges are lower than the guaranteed charges. For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.

   The Corporate Owned Incentive Life(R) mortality and expense risk charge of 0.15% (0.35% of any account value allocated to MSO segments) will be in effect for the first ten policy years on a current basis. For policy years 11 and later, the charge will be 0.10% on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

   For IL 2000, IL Plus, IL Plus Original Series, IL 99, IL Optimizer, IL Optimizer II, IL Legacy II, IL Legacy III, IL Optimizer III and Corporate Owned Incentive Life(R) policies, there is an additional charge of 1.40% of any policy account value allocated to each segment of the Market Stabilizer Option on a current basis. The current percentage charge for MSO is lower than the guaranteed charge.

   Before amounts are remitted to the Account for Incentive Life, IL Plus Original Series, IL Protector, Incentive Life Plus, Incentive Life COLI, Incentive Life COLI '04, Corporate Owned Incentive Life, and the Series 2000 Policies, AXA Equitable deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium charge (Incentive Life Plus, Survivorship Incentive Life 1999, Survivorship Incentive Life '02, Incentive Life 1999, Incentive Life '02, Incentive Life '06, Incentive Life Legacy, Paramount Life, IL Protector, Incentive Life COLI '04, IL Optimizer, IL Optimizer II, SIL Legacy, IL Legacy II, IL Legacy III, Corporate Owned Incentive Life, and Series 2000 Policies) from premiums.

   Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

   Contractowners' accounts are assessed monthly by AXA Equitable for mortality cost of insurance and optional rider benefit charges and administrative charges. SP-Flex mortality and expense and administrative charges are deducted daily. These charges are withdrawn from the Accounts along with amounts for additional benefits and are included in Transfers for contract benefits and terminations and Contract maintenance charges. Policy loans are reported in the Statements of Changes in Net Assets, in Transfers between Variable Investment Options including guaranteed interest account, net. Surrenders are included in the Transfers for contract benefits and terminations.

                                    FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Asset-based Charges and Contractowner Charges (Concluded)


   The table below lists all the fees charged by the Separate Account assessed as a redemption of units (except for those deducted from premium as noted); the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract, election of riders, or Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                             WHEN CHARGE
               CHARGES                       IS DEDUCTED                           AMOUNT DEDUCTED
                -------                       -----------                          ---------------

Riders                                  Monthly                 Amount varies depending on the specifics of your
                                                                policy. Depending on the rider, may be additional
                                                                charges deducted from premiums and upon exercise
                                                                of a policy continuation benefit.

Death Benefit Guarantee (Guaranteed     Monthly                 LOW - $0.01 for each $1,000 of face amount of the
Minimum Death Benefit Charge)                                   policy
                                                                HIGH - $0.02 for each $1,000 of face amount of the
                                                                policy

Charge for State and Local Tax Expense  At time of premium      Varies by state of residence of insured person.
                                        payment

Charge for Federal Tax Expenses         At time of premium      1.25%
                                        payment

Premium Charge                          At time of premium      Depending on the policy, varies from a flat fee of $2
                                        payment                 to $250 to a range of 2.25% to 30% of premiums

Monthly administrative charges          Monthly                 LOW - $8 per month
                                                                HIGH - Depending on face amount, policyholder
                                                                age at issue and policy year, up to $55 per month.
                                                                Depending on the policy, may also be a charge per
                                                                $1,000 of face amount ranging from $0.03 to $0.70

Cost of Insurance (COI) and Rating      Monthly                 Amount varies depending upon specifics of policy.
charge                                                          COI based upon amount at risk. Rating Charge
                                                                based upon face amount of insurance.

Surrender, termination or decrease in   At time of transaction  The amount of surrender charges if applicable is set
face amount of policy during the first                          forth in your policy.
10 or 15 years depending on Contract

Partial Withdrawal                      At time of transaction  $25 (or if less, 2% of the withdrawal), if applicable


Increase in policy's face amount        At time of transaction  $1.50 for each $1,000 of the increase (but not more than $250 in total), if applicable

Administrative Surrender Charge         At time of transaction  $2 to $6 per 1,000 depending on issue age which after the third year declines if applicable
                                                                Depending on the policy, may also be a charge per
                                                                policy ranging from $450 to $540 which after the
                                                                third year declines

Transfers among investment options      At time of transaction  LOW - $25 after 12 transfers if applicable
                                                                HIGH - $25 per transfer

                   AMOUNT DEDUCTED                         HOW DEDUCTED
                   ---------------                          ------------

Amount varies depending on the specifics of your policy. Depending on the rider, may be additional charges deducted from premiums and upon exercise of a policy continuation benefit.

LOW - $0.01 for each $1,000 of face amount of the policy
HIGH - $0.02 for each $1,000 of face amount of the policy

Varies by state of residence of insured person.


1.25%


Depending on the policy, varies from a flat fee of $2 to $250 to a range of 2.25% to 30% of premiums

LOW - $8 per month                                     Unit liquidation from
HIGH - Depending on face amount, policyholder          account value
age at issue and policy year, up to $55 per month.
Depending on the policy, may also be a charge per
$1,000 of face amount ranging from $0.03 to $0.70

Amount varies depending upon specifics of policy.      Unit liquidation from
COI based upon amount at risk. Rating Charge           account value
based upon face amount of insurance.

The amount of surrender charges if applicable is set   Unit liquidation from
forth in your policy.                                  account value


$25 (or if less, 2% of the withdrawal), if applicable  Unit liquidation from account value

$1.50 for each $1,000 of the increase (but not more    Unit liquidation from
than $250 in total), if applicable                     account value

$2 to $6 per 1,000 depending on issue age which        Unit liquidation from
after the third year declines if applicable            account value
Depending on the policy, may also be a charge per
policy ranging from $450 to $540 which after the
third year declines

LOW - $25 after 12 transfers if applicable             Unit liquidation from
HIGH - $25 per transfer                                account value

                                    FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                    YEARS ENDED DECEMBER 31,
                                                ----------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
1290 VT CONVERTIBLE SECURITIES
2017  Lowest contract charge 0.00% Class B       $ 12.73           --               --           --      14.27%
      Highest contract charge 0.60% Class B      $126.04           --               --           --      13.59%
      All contract charges                            --            6          $   605        9.59%          --
2016  Lowest contract charge 0.00% Class B(d)    $ 11.14           --               --           --      10.08%
      Highest contract charge 0.60% Class B(d)   $110.96           --               --           --       9.68%
      All contract charges                            --           --          $     9        9.66%          --
1290 VT DOUBLELINE DYNAMIC ALLOCATION
2017  Lowest contract charge 0.00% Class B       $123.19           --               --           --       9.61%
      Highest contract charge 0.90% Class B      $118.13           --               --           --       8.64%
      All contract charges                            --          258          $12,307        0.61%          --
2016  Lowest contract charge 0.00% Class B       $112.39           --               --           --       8.61%
      Highest contract charge 0.90% Class B      $108.74           --               --           --       7.63%
      All contract charges                            --          190          $ 9,492        1.68%          --
2015  Lowest contract charge 0.00% Class B       $103.48           --               --           --     (3.72)%
      Highest contract charge 0.90% Class B      $101.03           --               --           --     (4.60)%
      All contract charges                            --          134          $ 5,897        1.31%          --
2014  Lowest contract charge 0.00% Class B       $107.48           --               --           --       2.42%
      Highest contract charge 0.90% Class B      $105.90           --               --           --       1.50%
      All contract charges                            --           28          $ 2,538        2.43%          --
2013  Lowest contract charge 0.00% Class B(a)    $104.94           --               --           --       4.19%
      Highest contract charge 0.90% Class B(a)   $104.33           --               --           --       3.62%
      All contract charges                            --            9          $   925        2.85%          --
1290 VT DOUBLELINE OPPORTUNISTIC BOND
2017  Lowest contract charge 0.00% Class B(e)    $102.13           --               --           --       1.58%
      Highest contract charge 0.60% Class B(e)   $101.73           --               --           --       1.20%
      All contract charges                            --            3          $   200        3.42%          --
1290 VT EQUITY INCOME
2017  Lowest contract charge 0.00% Class A       $187.61           --               --           --      15.84%
      Highest contract charge 0.90% Class A      $170.32           --               --           --      14.80%
      All contract charges                            --           32          $ 5,633        1.70%          --
2016  Lowest contract charge 0.00% Class A       $161.95           --               --           --      12.98%
      Highest contract charge 0.90% Class A      $148.36           --               --           --      11.97%
      All contract charges                            --           31          $ 4,827        1.96%          --
2015  Lowest contract charge 0.00% Class A       $143.34           --               --           --     (1.70)%
      Highest contract charge 0.90% Class A      $132.50           --               --           --     (2.59)%
      All contract charges                            --           33          $ 4,517        1.55%          --
2014  Lowest contract charge 0.00% Class A       $145.82           --               --           --       8.67%
      Highest contract charge 0.90% Class A      $136.02           --               --           --       7.70%
      All contract charges                            --           37          $ 5,222        1.56%          --
2013  Lowest contract charge 0.00% Class A       $134.19           --               --           --      31.75%
      Highest contract charge 0.90% Class A      $126.30           --               --           --      30.56%
      All contract charges                            --           45          $ 5,916        1.94%          --

                                    FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
1290 VT EQUITY INCOME
2017  Lowest contract charge 0.00% Class B    $258.51           --               --           --      15.84%
      Highest contract charge 0.60% Class B   $173.85           --               --           --      15.15%
      All contract charges                         --           71          $17,017        1.70%          --
2016  Lowest contract charge 0.00% Class B    $223.16           --               --           --      12.99%
      Highest contract charge 0.60% Class B   $150.98           --               --           --      12.30%
      All contract charges                         --           73          $15,213        1.96%          --
2015  Lowest contract charge 0.00% Class B    $197.51           --               --           --     (1.70)%
      Highest contract charge 0.60% Class B   $134.44           --               --           --     (2.29)%
      All contract charges                         --           79          $14,262        1.55%          --
2014  Lowest contract charge 0.00% Class B    $200.93           --               --           --       8.67%
      Highest contract charge 0.60% Class B   $137.59           --               --           --       8.02%
      All contract charges                         --           82          $15,156        1.56%          --
2013  Lowest contract charge 0.00% Class B    $184.90           --               --           --      31.75%
      Highest contract charge 0.60% Class B   $127.38           --               --           --      30.97%
      All contract charges                         --           82          $13,916        1.94%          --
1290 VT GAMCO MERGERS & ACQUISITIONS
2017  Lowest contract charge 0.00% Class A    $149.14           --               --           --       6.19%
      Highest contract charge 0.00% Class A   $149.14           --               --           --       6.19%
      All contract charges                         --           44          $   988        0.17%          --
2016  Lowest contract charge 0.00% Class A    $140.45           --               --           --       7.69%
      Highest contract charge 0.00% Class A   $140.45           --               --           --       7.69%
      All contract charges                         --           18          $   746        0.01%          --
2015  Lowest contract charge 0.00% Class A    $130.42           --               --           --       2.63%
      Highest contract charge 0.00% Class A   $130.42           --               --           --       2.63%
      All contract charges                         --           21          $   699        0.00%          --
2014  Lowest contract charge 0.00% Class A    $127.08           --               --           --       1.64%
      Highest contract charge 0.00% Class A   $127.08           --               --           --       1.64%
      All contract charges                         --           17          $   633        0.00%          --
2013  Lowest contract charge 0.00% Class A    $125.03           --               --           --      10.98%
      Highest contract charge 0.00% Class A   $125.03           --               --           --      10.98%
      All contract charges                         --           16          $   849        0.42%          --
1290 VT GAMCO MERGERS & ACQUISITIONS
2017  Lowest contract charge 0.00% Class B    $191.34           --               --           --       6.18%
      Highest contract charge 0.90% Class B   $139.27           --               --           --       5.23%
      All contract charges                         --           93          $15,203        0.17%          --
2016  Lowest contract charge 0.00% Class B    $180.20           --               --           --       7.69%
      Highest contract charge 0.90% Class B   $132.35           --               --           --       6.73%
      All contract charges                         --           92          $14,108        0.01%          --
2015  Lowest contract charge 0.00% Class B    $167.33           --               --           --       2.62%
      Highest contract charge 0.90% Class B   $124.01           --               --           --       1.70%
      All contract charges                         --           96          $13,717        0.00%          --
2014  Lowest contract charge 0.00% Class B    $163.06           --               --           --       1.64%
      Highest contract charge 0.90% Class B   $121.94           --               --           --       0.73%
      All contract charges                         --           96          $13,401           --          --
2013  Lowest contract charge 0.00% Class B    $160.43           --               --           --      10.98%
      Highest contract charge 0.90% Class B   $121.06           --               --           --       9.99%
      All contract charges                         --           86          $11,645        0.42%          --
1290 VT GAMCO SMALL COMPANY VALUE
2017  Lowest contract charge 0.00% Class A    $250.51           --               --           --      16.10%
      Highest contract charge 0.00% Class A   $250.51           --               --           --      16.10%
      All contract charges                         --          196          $ 6,619        0.62%          --
2016  Lowest contract charge 0.00% Class A    $215.78           --               --           --      23.27%
      Highest contract charge 0.00% Class A   $215.78           --               --           --      23.27%
      All contract charges                         --          177          $ 6,106        0.51%          --

                                    FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ----------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
1290 VT GAMCO SMALL COMPANY VALUE (CONTINUED)
2015  Lowest contract charge 0.00% Class A       $175.04           --                --          --     (5.70)%
      Highest contract charge 0.00% Class A      $175.04           --                --          --     (5.70)%
      All contract charges                            --          156          $  4,668       0.53%          --
2014  Lowest contract charge 0.00% Class A       $185.62           --                --          --       3.07%
      Highest contract charge 0.00% Class A      $185.62           --                --          --       3.07%
      All contract charges                            --          105          $  4,528       0.28%          --
2013  Lowest contract charge 0.00% Class A       $180.09           --                --          --      39.12%
      Highest contract charge 0.00% Class A      $180.09           --                --          --      39.12%
      All contract charges                            --           63          $  3,445       0.28%          --
1290 VT GAMCO SMALL COMPANY VALUE
2017  Lowest contract charge 0.00% Class B       $440.57           --                --          --      16.10%
      Highest contract charge 0.90% Class B      $261.25           --                --          --      15.05%
      All contract charges                            --          532          $191,106       0.62%          --
2016  Lowest contract charge 0.00% Class B       $379.49           --                --          --      23.27%
      Highest contract charge 0.90% Class B      $227.07           --                --          --      22.17%
      All contract charges                            --          542          $166,766       0.51%          --
2015  Lowest contract charge 0.00% Class B       $307.85           --                --          --     (5.70)%
      Highest contract charge 0.90% Class B      $185.87           --                --          --     (6.55)%
      All contract charges                            --          566          $139,280       0.53%          --
2014  Lowest contract charge 0.00% Class B       $326.46           --                --          --       3.07%
      Highest contract charge 0.90% Class B      $198.90           --                --          --       2.14%
      All contract charges                            --          591          $151,989       0.28%          --
2013  Lowest contract charge 0.00% Class B       $316.74           --                --          --      39.11%
      Highest contract charge 0.90% Class B      $194.73           --                --          --      37.86%
      All contract charges                            --          613          $150,594       0.28%          --
1290 VT SMARTBETA EQUITY
2017  Lowest contract charge 0.00% Class B       $ 12.61           --                --          --      21.72%
      Highest contract charge 0.60% Class B      $124.83           --                --          --      20.99%
      All contract charges                            --           21          $    598       1.84%          --
2016  Lowest contract charge 0.00% Class B(d)    $ 10.36           --                --          --       3.81%
      Highest contract charge 0.60% Class B(d)   $103.17           --                --          --       3.41%
      All contract charges                            --           13          $    181       2.62%          --
1290 VT SOCIALLY RESPONSIBLE
2017  Lowest contract charge 0.00% Class A       $342.77           --                --          --      20.40%
      Highest contract charge 0.00% Class A      $342.77           --                --          --      20.40%
      All contract charges                            --            1          $    308       1.04%          --
2016  Lowest contract charge 0.00% Class A       $284.69           --                --          --       9.96%
      Highest contract charge 0.00% Class A      $284.69           --                --          --       9.96%
      All contract charges                            --            1          $    201       1.28%          --
2015  Lowest contract charge 0.00% Class A       $258.91           --                --          --       0.47%
      Highest contract charge 0.00% Class A      $258.91           --                --          --       0.47%
      All contract charges                            --            1          $    216       1.07%          --
2014  Lowest contract charge 0.00% Class A       $257.71           --                --          --      13.61%
      Highest contract charge 0.00% Class A      $257.71           --                --          --      13.61%
      All contract charges                            --            1          $    177       0.84%          --
2013  Lowest contract charge 0.00% Class A       $226.84           --                --          --      34.33%
      Highest contract charge 0.00% Class A      $226.84           --                --          --      34.33%
      All contract charges                            --            1          $    164       0.78%          --
1290 VT SOCIALLY RESPONSIBLE
2017  Lowest contract charge 0.00% Class B       $214.75           --                --          --      20.40%
      Highest contract charge 0.90% Class B      $181.87           --                --          --      19.32%
      All contract charges                            --           16          $  3,042       1.04%          --
2016  Lowest contract charge 0.00% Class B       $178.36           --                --          --       9.96%
      Highest contract charge 0.90% Class B      $152.42           --                --          --       8.96%
      All contract charges                            --           14          $  2,297       1.28%          --

                                    FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                                  YEARS ENDED DECEMBER 31,
                                                              ----------------------------------------------------------------
                                                                                           ACCUMULATION
                                                                         UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                              UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                              ---------- ----------------- ------------ ------------- --------
1290 VT SOCIALLY RESPONSIBLE (CONTINUED)
2015  Lowest contract charge 0.00% Class B                     $162.21           --               --           --       0.48%
      Highest contract charge 0.90% Class B                    $139.88           --               --           --     (0.43)%
      All contract charges                                          --           11          $ 1,624        1.07%          --
2014  Lowest contract charge 0.00% Class B                     $161.44           --               --           --      13.61%
      Highest contract charge 0.80% Class B                    $142.67           --               --           --      12.70%
      All contract charges                                          --            9          $ 1,403        0.84%          --
2013  Lowest contract charge 0.00% Class B                     $142.10           --               --           --      34.33%
      Highest contract charge 0.80% Class B                    $126.59           --               --           --      33.25%
      All contract charges                                          --            7          $ 1,016        0.78%          --
ALL ASSET GROWTH-ALT 20(F)
2017  Lowest contract charge 0.00% Class B                     $166.45           --               --           --      15.90%
      Highest contract charge 0.90% Class B                    $155.27           --               --           --      14.85%
      All contract charges                                          --          251          $28,921        1.62%          --
2016  Lowest contract charge 0.00% Class B                     $143.62           --               --           --       9.57%
      Highest contract charge 0.90% Class B                    $135.19           --               --           --       8.58%
      All contract charges                                          --          158          $19,692        1.36%          --
2015  Lowest contract charge 0.00% Class B                     $131.08           --               --           --     (3.96)%
      Highest contract charge 0.90% Class B                    $124.51           --               --           --     (4.82)%
      All contract charges                                          --          136          $17,513        0.84%          --
2014  Lowest contract charge 0.00% Class B                     $136.49           --               --           --       2.39%
      Highest contract charge 0.90% Class B                    $130.82           --               --           --       1.47%
      All contract charges                                          --          131          $17,621        1.53%          --
2013  Lowest contract charge 0.00% Class B                     $133.30           --               --           --      14.13%
      Highest contract charge 0.90% Class B                    $128.92           --               --           --      13.10%
      All contract charges                                          --          112          $14,861        1.46%          --
AMERICAN CENTURY VP MID CAP VALUE FUND
2017  Lowest contract charge 0.00% Class II                    $250.02           --               --           --      11.47%
      Highest contract charge 0.90% Class II                   $233.24           --               --           --      10.47%
      All contract charges                                          --          400          $55,730        1.41%          --
2016  Lowest contract charge 0.00% Class II                    $224.30           --               --           --      22.72%
      Highest contract charge 0.90% Class II                   $211.14           --               --           --      21.62%
      All contract charges                                          --          345          $50,916        1.58%          --
2015  Lowest contract charge 0.00% Class II                    $182.78           --               --           --     (1.58)%
      Highest contract charge 0.90% Class II                   $173.61           --               --           --     (2.47)%
      All contract charges                                          --          269          $33,842        1.51%          --
2014  Lowest contract charge 0.00% Class II                    $185.71           --               --           --      16.24%
      Highest contract charge 0.90% Class II                   $178.00           --               --           --      15.19%
      All contract charges                                          --          222          $30,533        1.04%          --
2013  Lowest contract charge 0.00% Class II                    $159.77           --               --           --      29.89%
      Highest contract charge 0.90% Class II                   $154.53           --               --           --      28.73%
      All contract charges                                          --          163          $22,584        1.08%          --
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL
CAPITALIZATION FUND/SM/
2017  Lowest contract charge 0.00% Class 4                     $146.74           --               --           --      25.62%
      Highest contract charge 0.90% Class 4                    $140.71           --               --           --      24.50%
      All contract charges                                          --           69          $ 7,356        0.38%          --
2016  Lowest contract charge 0.00% Class 4                     $116.81           --               --           --       1.85%
      Highest contract charge 0.90% Class 4                    $113.02           --               --           --       0.93%
      All contract charges                                          --           47          $ 4,107        0.11%          --
2015  Lowest contract charge 0.00% Class 4                     $114.69           --               --           --     (0.02)%
      Highest contract charge 0.90% Class 4                    $111.98           --               --           --     (0.92)%
      All contract charges                                          --           43          $ 3,590        0.00%          --
2014  Lowest contract charge 0.00% Class 4                     $114.71           --               --           --       1.88%
      Highest contract charge 0.90% Class 4                    $113.02           --               --           --       0.96%
      All contract charges                                          --           25          $ 1,829        0.08%          --

                                    FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------
                                                                                   ACCUMULATION
                                                                 UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                      ---------- ----------------- ------------ ------------- --------
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/ (CONTINUED)
2013     Lowest contract charge 0.00% Class 4(a)       $112.59           --               --           --      10.13%
         Highest contract charge 0.90% Class 4(a)      $111.94           --               --           --       9.53%
         All contract charges                               --            8          $   869        0.17%          --
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)
2017     Lowest contract charge 0.00% Class 4          $128.66           --               --           --      29.06%
         Highest contract charge 0.90% Class 4         $123.37           --               --           --      27.90%
         All contract charges                               --          222          $12,711        0.87%          --
2016     Lowest contract charge 0.00% Class 4          $ 99.69           --               --           --       5.05%
         Highest contract charge 0.90% Class 4         $ 96.46           --               --           --       4.10%
         All contract charges                               --          172          $ 7,858        0.69%          --
2015     Lowest contract charge 0.00% Class 4          $ 94.90           --               --           --     (3.38)%
         Highest contract charge 0.90% Class 4         $ 92.66           --               --           --     (4.24)%
         All contract charges                               --          139          $ 6,032        0.57%          --
2014     Lowest contract charge 0.00% Class 4          $ 98.22           --               --           --     (8.13)%
         Highest contract charge 0.90% Class 4         $ 96.76           --               --           --     (8.97)%
         All contract charges                               --           88          $ 3,904        1.51%          --
2013     Lowest contract charge 0.00% Class 4(a)       $106.91           --               --           --       5.36%
         Highest contract charge 0.90% Class 4(a)      $106.29           --               --           --       4.78%
         All contract charges                               --           16          $   938        3.40%          --
AXA 400 MANAGED VOLATILITY
2017     Lowest contract charge 0.00% Class B          $218.79           --               --           --      15.23%
         Highest contract charge 0.90% Class B         $204.10           --               --           --      14.19%
         All contract charges                               --           25          $ 5,413        0.80%          --
2016     Lowest contract charge 0.00% Class B          $189.88           --               --           --      19.68%
         Highest contract charge 0.90% Class B         $178.74           --               --           --      18.61%
         All contract charges                               --           23          $ 4,246        0.87%          --
2015     Lowest contract charge 0.00% Class B          $158.65           --               --           --     (3.11)%
         Highest contract charge 0.90% Class B         $150.69           --               --           --     (3.98)%
         All contract charges                               --           20          $ 3,160        0.54%          --
2014     Lowest contract charge 0.00% Class B          $163.75           --               --           --       8.80%
         Highest contract charge 0.90% Class B         $156.94           --               --           --       7.82%
         All contract charges                               --           19          $ 3,065        0.39%          --
2013     Lowest contract charge 0.00% Class B          $150.51           --               --           --      31.69%
         Highest contract charge 0.90% Class B         $145.56           --               --           --      30.49%
         All contract charges                               --           20          $ 2,992        0.17%          --
AXA 500 MANAGED VOLATILITY
2017     Lowest contract charge 0.00% Class B          $227.98           --               --           --      20.75%
         Highest contract charge 0.90% Class B         $212.68           --               --           --      19.67%
         All contract charges                               --           43          $ 9,743        1.24%          --
2016     Lowest contract charge 0.00% Class B          $188.80           --               --           --      11.03%
         Highest contract charge 0.90% Class B         $177.72           --               --           --      10.03%
         All contract charges                               --           37          $ 6,887        1.27%          --
2015     Lowest contract charge 0.00% Class B          $170.05           --               --           --       0.37%
         Highest contract charge 0.90% Class B         $161.52           --               --           --     (0.54)%
         All contract charges                               --           34          $ 5,680        0.91%          --
2014     Lowest contract charge 0.00% Class B          $169.43           --               --           --      12.59%
         Highest contract charge 0.90% Class B         $162.40           --               --           --      11.58%
         All contract charges                               --           33          $ 5,576        0.80%          --
2013     Lowest contract charge 0.00% Class B          $150.49           --               --           --      30.93%
         Highest contract charge 0.90% Class B         $145.55           --               --           --      29.76%
         All contract charges                               --           19          $ 2,783        0.47%          --
AXA 2000 MANAGED VOLATILITY
2017     Lowest contract charge 0.00% Class B          $203.32           --               --           --      13.85%
         Highest contract charge 0.90% Class B         $189.67           --               --           --      12.84%
         All contract charges                               --           23          $ 4,480        0.78%          --

                                    FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA 2000 MANAGED VOLATILITY (CONTINUED)
2016  Lowest contract charge 0.00% Class B    $178.58           --               --           --      20.53%
      Highest contract charge 0.90% Class B   $168.09           --               --           --      19.44%
      All contract charges                         --           18          $ 3,289        0.82%          --
2015  Lowest contract charge 0.00% Class B    $148.16           --               --           --     (5.10)%
      Highest contract charge 0.90% Class B   $140.73           --               --           --     (5.95)%
      All contract charges                         --           15          $ 2,284        0.39%          --
2014  Lowest contract charge 0.00% Class B    $156.13           --               --           --       4.06%
      Highest contract charge 0.90% Class B   $149.64           --               --           --       3.11%
      All contract charges                         --           17          $ 2,546        0.16%          --
2013  Lowest contract charge 0.00% Class B    $150.04           --               --           --      37.39%
      Highest contract charge 0.90% Class B   $145.12           --               --           --      36.16%
      All contract charges                         --           14          $ 2,132        0.12%          --
AXA AGGRESSIVE ALLOCATION
2017  Lowest contract charge 0.00% Class A    $263.30           --               --           --      19.10%
      Highest contract charge 0.90% Class A   $231.49           --               --           --      18.03%
      All contract charges                         --          302          $63,917        1.51%          --
2016  Lowest contract charge 0.00% Class A    $221.08           --               --           --       8.79%
      Highest contract charge 0.90% Class A   $196.13           --               --           --       7.81%
      All contract charges                         --          306          $56,824        0.94%          --
2015  Lowest contract charge 0.00% Class A    $203.22           --               --           --     (1.75)%
      Highest contract charge 0.90% Class A   $181.92           --               --           --     (2.64)%
      All contract charges                         --          344          $57,423        0.95%          --
2014  Lowest contract charge 0.00% Class A    $206.85           --               --           --       4.72%
      Highest contract charge 0.90% Class A   $186.85           --               --           --       3.78%
      All contract charges                         --          344          $63,147        1.55%          --
2013  Lowest contract charge 0.00% Class A    $197.53           --               --           --      26.44%
      Highest contract charge 0.90% Class A   $180.05           --               --           --      25.30%
      All contract charges                         --          356          $64,839        2.51%          --
AXA AGGRESSIVE ALLOCATION
2017  Lowest contract charge 0.00% Class B    $257.94           --               --           --      19.10%
      Highest contract charge 0.60% Class B   $236.75           --               --           --      18.39%
      All contract charges                         --          362          $92,369        1.51%          --
2016  Lowest contract charge 0.00% Class B    $216.58           --               --           --       8.78%
      Highest contract charge 0.60% Class B   $199.98           --               --           --       8.13%
      All contract charges                         --          373          $79,996        0.94%          --
2015  Lowest contract charge 0.00% Class B    $199.09           --               --           --     (1.75)%
      Highest contract charge 0.60% Class B   $184.94           --               --           --     (2.34)%
      All contract charges                         --          392          $77,349        0.95%          --
2014  Lowest contract charge 0.00% Class B    $202.64           --               --           --       4.72%
      Highest contract charge 0.60% Class B   $189.38           --               --           --       4.09%
      All contract charges                         --          396          $79,584        1.55%          --
2013  Lowest contract charge 0.00% Class B    $193.51           --               --           --      26.43%
      Highest contract charge 0.60% Class B   $181.94           --               --           --      25.68%
      All contract charges                         --          413          $79,125        2.51%          --
AXA BALANCED STRATEGY
2017  Lowest contract charge 0.00% Class B    $162.81           --               --           --       9.85%
      Highest contract charge 0.00% Class B   $162.81           --               --           --       9.85%
      All contract charges                         --          225          $36,558        1.43%          --
2016  Lowest contract charge 0.00% Class B    $148.21           --               --           --       5.98%
      Highest contract charge 0.00% Class B   $148.21           --               --           --       5.98%
      All contract charges                         --          188          $27,793        0.89%          --
2015  Lowest contract charge 0.00% Class B    $139.85           --               --           --     (0.64)%
      Highest contract charge 0.00% Class B   $139.85           --               --           --     (0.64)%
      All contract charges                         --          173          $24,207        1.09%          --

                                    FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA BALANCED STRATEGY (CONTINUED)
2014  Lowest contract charge 0.00% Class B    $140.75           --               --           --       4.40%
      Highest contract charge 0.00% Class B   $140.75           --               --           --       4.40%
      All contract charges                         --          141          $19,802        1.21%          --
2013  Lowest contract charge 0.00% Class B    $134.82           --               --           --      13.66%
      Highest contract charge 0.00% Class B   $134.82           --               --           --      13.66%
      All contract charges                         --          119          $16,003        2.27%          --
AXA CONSERVATIVE ALLOCATION
2017  Lowest contract charge 0.00% Class A    $164.85           --               --           --       4.95%
      Highest contract charge 0.90% Class A   $144.93           --               --           --       4.00%
      All contract charges                         --          253          $21,414        1.07%          --
2016  Lowest contract charge 0.00% Class A    $157.07           --               --           --       2.92%
      Highest contract charge 0.90% Class A   $139.35           --               --           --       2.01%
      All contract charges                         --          270          $22,880        0.94%          --
2015  Lowest contract charge 0.00% Class A    $152.61           --               --           --     (0.24)%
      Highest contract charge 0.90% Class A   $136.61           --               --           --     (1.14)%
      All contract charges                         --          284          $24,201        0.79%          --
2014  Lowest contract charge 0.00% Class A    $152.98           --               --           --       2.62%
      Highest contract charge 0.90% Class A   $138.19           --               --           --       1.69%
      All contract charges                         --          288          $25,804        0.83%          --
2013  Lowest contract charge 0.00% Class A    $149.08           --               --           --       4.33%
      Highest contract charge 0.90% Class A   $135.89           --               --           --       3.39%
      All contract charges                         --          299          $27,385        0.93%          --
AXA CONSERVATIVE ALLOCATION
2017  Lowest contract charge 0.00% Class B    $161.48           --               --           --       4.95%
      Highest contract charge 0.60% Class B   $148.22           --               --           --       4.32%
      All contract charges                         --           46          $ 7,209        1.07%          --
2016  Lowest contract charge 0.00% Class B    $153.87           --               --           --       2.92%
      Highest contract charge 0.60% Class B   $142.08           --               --           --       2.31%
      All contract charges                         --           58          $ 8,706        0.94%          --
2015  Lowest contract charge 0.00% Class B    $149.50           --               --           --     (0.24)%
      Highest contract charge 0.60% Class B   $138.87           --               --           --     (0.84)%
      All contract charges                         --           61          $ 8,855        0.79%          --
2014  Lowest contract charge 0.00% Class B    $149.86           --               --           --       2.62%
      Highest contract charge 0.60% Class B   $140.05           --               --           --       2.00%
      All contract charges                         --           71          $10,374        0.83%          --
2013  Lowest contract charge 0.00% Class B    $146.04           --               --           --       4.34%
      Highest contract charge 0.60% Class B   $137.31           --               --           --       3.72%
      All contract charges                         --           71          $10,126        0.93%          --
AXA CONSERVATIVE GROWTH STRATEGY
2017  Lowest contract charge 0.00% Class B    $151.58           --               --           --       7.98%
      Highest contract charge 0.00% Class B   $151.58           --               --           --       7.98%
      All contract charges                         --           49          $ 7,439        1.29%          --
2016  Lowest contract charge 0.00% Class B    $140.38           --               --           --       4.96%
      Highest contract charge 0.00% Class B   $140.38           --               --           --       4.96%
      All contract charges                         --           44          $ 6,162        0.90%          --
2015  Lowest contract charge 0.00% Class B    $133.74           --               --           --     (0.46)%
      Highest contract charge 0.00% Class B   $133.74           --               --           --     (0.46)%
      All contract charges                         --           41          $ 5,539        0.95%          --
2014  Lowest contract charge 0.00% Class B    $134.36           --               --           --       3.82%
      Highest contract charge 0.00% Class B   $134.36           --               --           --       3.82%
      All contract charges                         --           40          $ 5,395        1.11%          --
2013  Lowest contract charge 0.00% Class B    $129.42           --               --           --      10.51%
      Highest contract charge 0.00% Class B   $129.42           --               --           --      10.51%
      All contract charges                         --           32          $ 4,200        1.75%          --

                                    FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA CONSERVATIVE STRATEGY
2017  Lowest contract charge 0.00% Class B    $130.46           --               --           --       4.27%
      Highest contract charge 0.00% Class B   $130.46           --               --           --       4.27%
      All contract charges                         --           20          $ 2,656        1.02%          --
2016  Lowest contract charge 0.00% Class B    $125.12           --               --           --       2.83%
      Highest contract charge 0.00% Class B   $125.12           --               --           --       2.83%
      All contract charges                         --           22          $ 2,805        0.85%          --
2015  Lowest contract charge 0.00% Class B    $121.68           --               --           --     (0.17)%
      Highest contract charge 0.00% Class B   $121.68           --               --           --     (0.17)%
      All contract charges                         --           20          $ 2,427        0.94%          --
2014  Lowest contract charge 0.00% Class B    $121.89           --               --           --       2.61%
      Highest contract charge 0.00% Class B   $121.89           --               --           --       2.61%
      All contract charges                         --           16          $ 1,930        0.86%          --
2013  Lowest contract charge 0.00% Class B    $118.79           --               --           --       4.38%
      Highest contract charge 0.00% Class B   $118.79           --               --           --       4.38%
      All contract charges                         --           13          $ 1,509        1.16%          --
AXA CONSERVATIVE-PLUS ALLOCATION
2017  Lowest contract charge 0.00% Class A    $187.93           --               --           --       8.83%
      Highest contract charge 0.90% Class A   $165.22           --               --           --       7.84%
      All contract charges                         --          174          $17,822        1.21%          --
2016  Lowest contract charge 0.00% Class A    $172.69           --               --           --       4.73%
      Highest contract charge 0.90% Class A   $153.21           --               --           --       3.79%
      All contract charges                         --          148          $17,374        0.90%          --
2015  Lowest contract charge 0.00% Class A    $164.89           --               --           --     (0.66)%
      Highest contract charge 0.90% Class A   $147.61           --               --           --     (1.55)%
      All contract charges                         --          164          $17,659        0.82%          --
2014  Lowest contract charge 0.00% Class A    $165.98           --               --           --       3.16%
      Highest contract charge 0.90% Class A   $149.93           --               --           --       2.23%
      All contract charges                         --          179          $19,858        0.99%          --
2013  Lowest contract charge 0.00% Class A    $160.89           --               --           --      10.24%
      Highest contract charge 0.90% Class A   $146.66           --               --           --       9.25%
      All contract charges                         --          159          $20,835        1.36%          --
AXA CONSERVATIVE-PLUS ALLOCATION
2017  Lowest contract charge 0.00% Class B    $184.11           --               --           --       8.82%
      Highest contract charge 0.60% Class B   $168.98           --               --           --       8.17%
      All contract charges                         --           82          $14,766        1.21%          --
2016  Lowest contract charge 0.00% Class B    $169.18           --               --           --       4.73%
      Highest contract charge 0.60% Class B   $156.22           --               --           --       4.11%
      All contract charges                         --           87          $14,529        0.90%          --
2015  Lowest contract charge 0.00% Class B    $161.54           --               --           --     (0.65)%
      Highest contract charge 0.60% Class B   $150.06           --               --           --     (1.24)%
      All contract charges                         --           90          $14,346        0.82%          --
2014  Lowest contract charge 0.00% Class B    $162.60           --               --           --       3.16%
      Highest contract charge 0.60% Class B   $151.95           --               --           --       2.54%
      All contract charges                         --           94          $15,106        0.99%          --
2013  Lowest contract charge 0.00% Class B    $157.62           --               --           --      10.24%
      Highest contract charge 0.60% Class B   $148.19           --               --           --       9.58%
      All contract charges                         --           95          $14,739        1.36%          --
AXA GLOBAL EQUITY MANAGED VOLATILITY
2017  Lowest contract charge 0.00% Class A    $657.37           --               --           --      26.08%
      Highest contract charge 0.00% Class A   $657.37           --               --           --      26.08%
      All contract charges                         --           67          $31,741        1.07%          --
2016  Lowest contract charge 0.00% Class A    $521.38           --               --           --       4.48%
      Highest contract charge 0.00% Class A   $521.38           --               --           --       4.48%
      All contract charges                         --           68          $27,405        0.91%          --

                                    FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                  ----------------------------------------------------------------
                                                                               ACCUMULATION
                                                             UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                  UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                  ---------- ----------------- ------------ ------------- --------
AXA GLOBAL EQUITY MANAGED VOLATILITY (CONTINUED)
2015     Lowest contract charge 0.00% Class A      $499.04           --                --          --     (1.73)%
         Highest contract charge 0.00% Class A     $499.04           --                --          --     (1.73)%
         All contract charges                           --           74          $ 28,446       0.88%          --
2014     Lowest contract charge 0.00% Class A      $507.81           --                --          --       1.69%
         Highest contract charge 0.00% Class A     $507.81           --                --          --       1.69%
         All contract charges                           --          106          $ 31,716       0.95%          --
2013     Lowest contract charge 0.00% Class A      $499.38           --                --          --      20.36%
         Highest contract charge 0.00% Class A     $499.38           --                --          --      20.36%
         All contract charges                           --          133          $ 34,325       0.82%          --
AXA GLOBAL EQUITY MANAGED VOLATILITY
2017     Lowest contract charge 0.00% Class B      $352.45           --                --          --      26.08%
         Highest contract charge 0.90% Class B     $293.20           --                --          --      24.95%
         All contract charges                           --          359          $116,782       1.07%          --
2016     Lowest contract charge 0.00% Class B      $279.54           --                --          --       4.48%
         Highest contract charge 0.90% Class B     $234.65           --                --          --       3.54%
         All contract charges                           --          398          $102,881       0.91%          --
2015     Lowest contract charge 0.00% Class B      $267.56           --                --          --     (1.73)%
         Highest contract charge 0.90% Class B     $226.63           --                --          --     (2.61)%
         All contract charges                           --          441          $110,066       0.88%          --
2014     Lowest contract charge 0.00% Class B      $272.26           --                --          --       1.68%
         Highest contract charge 0.90% Class B     $232.70           --                --          --       0.77%
         All contract charges                           --          478          $121,576       0.95%          --
2013     Lowest contract charge 0.00% Class B      $267.75           --                --          --      20.36%
         Highest contract charge 0.90% Class B     $230.92           --                --          --      19.28%
         All contract charges                           --          523          $131,082       0.82%          --
AXA GROWTH STRATEGY
2017     Lowest contract charge 0.00% Class B      $187.88           --                --          --      13.72%
         Highest contract charge 0.00% Class B     $187.88           --                --          --      13.72%
         All contract charges                           --          330          $ 62,041       1.57%          --
2016     Lowest contract charge 0.00% Class B      $165.21           --                --          --       8.09%
         Highest contract charge 0.00% Class B     $165.21           --                --          --       8.09%
         All contract charges                           --          304          $ 50,167       0.98%          --
2015     Lowest contract charge 0.00% Class B      $152.84           --                --          --     (0.98)%
         Highest contract charge 0.00% Class B     $152.84           --                --          --     (0.98)%
         All contract charges                           --          279          $ 42,615       1.25%          --
2014     Lowest contract charge 0.00% Class B      $154.35           --                --          --       5.62%
         Highest contract charge 0.00% Class B     $154.35           --                --          --       5.62%
         All contract charges                           --          223          $ 34,422       1.64%          --
2013     Lowest contract charge 0.00% Class B      $146.14           --                --          --      20.20%
         Highest contract charge 0.00% Class B     $146.14           --                --          --      20.20%
         All contract charges                           --          157          $ 22,986       2.98%          --
AXA INTERNATIONAL CORE MANAGED VOLATILITY
2017     Lowest contract charge 0.00% Class A      $278.29           --                --          --      26.30%
         Highest contract charge 0.60% Class A     $198.73           --                --          --      25.54%
         All contract charges                           --           56          $ 15,408       1.64%          --
2016     Lowest contract charge 0.00% Class A      $220.34           --                --          --       0.22%
         Highest contract charge 0.60% Class A     $158.30           --                --          --     (0.37)%
         All contract charges                           --           61          $ 13,351       0.29%          --
2015     Lowest contract charge 0.00% Class A      $219.85           --                --          --     (4.35)%
         Highest contract charge 0.60% Class A     $158.89           --                --          --     (4.92)%
         All contract charges                           --           66          $ 14,331       0.06%          --
2014     Lowest contract charge 0.00% Class A      $229.84           --                --          --     (6.24)%
         Highest contract charge 0.60% Class A     $167.11           --                --          --     (6.80)%
         All contract charges                           --           71          $ 16,150       1.75%          --

                                    FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------
                                                                                    ACCUMULATION
                                                                  UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                       UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                       ---------- ----------------- ------------ ------------- --------
AXA INTERNATIONAL CORE MANAGED VOLATILITY (CONTINUED)
2013       Lowest contract charge 0.00% Class A         $245.13           --               --           --      17.51%
           Highest contract charge 0.60% Class A        $179.31           --               --           --      16.80%
           All contract charges                              --           26          $ 6,022        0.84%          --
AXA INTERNATIONAL CORE MANAGED VOLATILITY
2017       Lowest contract charge 0.00% Class B         $180.36           --               --           --      26.31%
           Highest contract charge 0.90% Class B        $152.31           --               --           --      25.17%
           All contract charges                              --          282          $47,837        1.64%          --
2016       Lowest contract charge 0.00% Class B         $142.79           --               --           --       0.21%
           Highest contract charge 0.90% Class B        $121.68           --               --           --     (0.69)%
           All contract charges                              --          336          $45,006        0.29%          --
2015       Lowest contract charge 0.00% Class B         $142.49           --               --           --     (4.34)%
           Highest contract charge 0.90% Class B        $122.52           --               --           --     (5.21)%
           All contract charges                              --          345          $46,054        0.06%          --
2014       Lowest contract charge 0.00% Class B         $148.95           --               --           --     (6.24)%
           Highest contract charge 0.90% Class B        $129.25           --               --           --     (7.08)%
           All contract charges                              --          381          $53,327        1.75%          --
2013       Lowest contract charge 0.00% Class B         $158.86           --               --           --      17.52%
           Highest contract charge 0.90% Class B        $139.10           --               --           --      16.46%
           All contract charges                              --          169          $25,657        0.84%          --
AXA INTERNATIONAL MANAGED VOLATILITY
2017       Lowest contract charge 0.00% Class B         $141.09           --               --           --      24.25%
           Highest contract charge 0.90% Class B        $131.61           --               --           --      23.13%
           All contract charges                              --           25          $ 3,558        2.29%          --
2016       Lowest contract charge 0.00% Class B         $113.55           --               --           --     (0.12)%
           Highest contract charge 0.90% Class B        $106.89           --               --           --     (1.01)%
           All contract charges                              --           21          $ 2,386        1.26%          --
2015       Lowest contract charge 0.00% Class B         $113.69           --               --           --     (2.40)%
           Highest contract charge 0.90% Class B        $107.98           --               --           --     (3.29)%
           All contract charges                              --           17          $ 1,908        0.04%          --
2014       Lowest contract charge 0.00% Class B         $116.49           --               --           --     (6.44)%
           Highest contract charge 0.90% Class B        $111.65           --               --           --     (7.28)%
           All contract charges                              --           15          $ 1,627        0.79%          --
2013       Lowest contract charge 0.00% Class B         $124.51           --               --           --      21.11%
           Highest contract charge 0.90% Class B        $120.42           --               --           --      20.01%
           All contract charges                              --           13          $ 1,617        0.00%          --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
2017       Lowest contract charge 0.00% Class A         $267.24           --               --           --      23.37%
           Highest contract charge 0.60% Class A        $188.59           --               --           --      22.64%
           All contract charges                              --          102          $18,250        1.90%          --
2016       Lowest contract charge 0.00% Class A         $216.61           --               --           --       0.74%
           Highest contract charge 0.60% Class A        $153.78           --               --           --       0.14%
           All contract charges                              --          102          $15,640        0.47%          --
2015       Lowest contract charge 0.00% Class A         $215.01           --               --           --     (3.16)%
           Highest contract charge 0.60% Class A        $153.56           --               --           --     (3.74)%
           All contract charges                              --          105          $16,190        0.10%          --
2014       Lowest contract charge 0.00% Class A         $222.03           --               --           --     (7.18)%
           Highest contract charge 0.60% Class A        $159.53           --               --           --     (7.74)%
           All contract charges                              --          108          $17,611        1.58%          --
2013       Lowest contract charge 0.00% Class A         $239.20           --               --           --      19.32%
           Highest contract charge 0.60% Class A        $172.91           --               --           --      18.61%
           All contract charges                              --          115          $20,425        1.14%          --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
2017       Lowest contract charge 0.00% Class B         $195.36           --               --           --      23.37%
           Highest contract charge 0.90% Class B        $181.62           --               --           --      22.27%
           All contract charges                              --          348          $66,766        1.90%          --

                                    FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                        ----------------------------------------------------------------
                                                                                     ACCUMULATION
                                                                   UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                        UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                        ---------- ----------------- ------------ ------------- --------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY (CONTINUED)
2016        Lowest contract charge 0.00% Class B         $158.35           --               --           --       0.74%
            Highest contract charge 0.90% Class B        $148.54           --               --           --     (0.16)%
            All contract charges                              --          377          $59,108        0.47%          --
2015        Lowest contract charge 0.00% Class B         $157.18           --               --           --     (3.16)%
            Highest contract charge 0.90% Class B        $148.78           --               --           --     (4.04)%
            All contract charges                              --          399          $62,376        0.10%          --
2014        Lowest contract charge 0.00% Class B         $162.31           --               --           --     (7.18)%
            Highest contract charge 0.90% Class B        $155.04           --               --           --     (8.01)%
            All contract charges                              --          428          $69,318        1.58%          --
2013        Lowest contract charge 0.00% Class B         $174.86           --               --           --      19.33%
            Highest contract charge 0.90% Class B        $168.54           --               --           --      18.26%
            All contract charges                              --          455          $79,896        1.14%          --
AXA LARGE CAP CORE MANAGED VOLATILITY
2017        Lowest contract charge 0.00% Class A         $356.05           --               --           --      21.95%
            Highest contract charge 0.60% Class A        $246.69           --               --           --      21.22%
            All contract charges                              --           22          $ 4,838        1.00%          --
2016        Lowest contract charge 0.00% Class A         $291.96           --               --           --       9.83%
            Highest contract charge 0.60% Class A        $203.50           --               --           --       9.17%
            All contract charges                              --           20          $ 4,208        1.11%          --
2015        Lowest contract charge 0.00% Class A         $265.83           --               --           --       0.37%
            Highest contract charge 0.60% Class A        $186.41           --               --           --     (0.23)%
            All contract charges                              --           19          $ 4,306        0.91%          --
2014        Lowest contract charge 0.00% Class A         $264.85           --               --           --      11.62%
            Highest contract charge 0.60% Class A        $186.84           --               --           --      10.95%
            All contract charges                              --           22          $ 5,334        1.12%          --
2013        Lowest contract charge 0.00% Class A         $237.27           --               --           --      31.55%
            Highest contract charge 0.60% Class A        $168.40           --               --           --      30.76%
            All contract charges                              --            6          $ 1,158        0.55%          --
AXA LARGE CAP CORE MANAGED VOLATILITY
2017        Lowest contract charge 0.00% Class B         $229.27           --               --           --      21.95%
            Highest contract charge 0.90% Class B        $193.83           --               --           --      20.86%
            All contract charges                              --          119          $26,273        1.00%          --
2016        Lowest contract charge 0.00% Class B         $188.00           --               --           --       9.83%
            Highest contract charge 0.90% Class B        $160.38           --               --           --       8.84%
            All contract charges                              --          127          $22,958        1.11%          --
2015        Lowest contract charge 0.00% Class B         $171.18           --               --           --       0.38%
            Highest contract charge 0.90% Class B        $147.35           --               --           --     (0.53)%
            All contract charges                              --          133          $21,865        0.91%          --
2014        Lowest contract charge 0.00% Class B         $170.54           --               --           --      11.62%
            Highest contract charge 0.90% Class B        $148.14           --               --           --      10.62%
            All contract charges                              --          143          $23,572        1.12%          --
2013        Lowest contract charge 0.00% Class B         $152.79           --               --           --      31.56%
            Highest contract charge 0.90% Class B        $133.92           --               --           --      30.37%
            All contract charges                              --          112          $16,518        0.55%          --
AXA LARGE CAP GROWTH MANAGED VOLATILITY
2017        Lowest contract charge 0.00% Class A         $464.53           --               --           --      29.22%
            Highest contract charge 0.60% Class A        $285.25           --               --           --      28.44%
            All contract charges                              --          120          $49,729        0.49%          --
2016        Lowest contract charge 0.00% Class A         $359.50           --               --           --       5.51%
            Highest contract charge 0.60% Class A        $222.08           --               --           --       4.88%
            All contract charges                              --          128          $41,088        0.57%          --
2015        Lowest contract charge 0.00% Class A         $340.73           --               --           --       4.04%
            Highest contract charge 0.60% Class A        $211.75           --               --           --       3.41%
            All contract charges                              --          136          $41,909        0.28%          --

                                    FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
AXA LARGE CAP GROWTH MANAGED VOLATILITY (CONTINUED)
2014      Lowest contract charge 0.00% Class A        $327.51            --               --          --      11.08%
          Highest contract charge 0.60% Class A       $204.77            --               --          --      10.42%
          All contract charges                             --           149         $ 45,164       0.24%          --
2013      Lowest contract charge 0.00% Class A        $294.83            --               --          --      35.39%
          Highest contract charge 0.60% Class A       $185.44            --               --          --      34.57%
          All contract charges                             --            34         $  9,623       0.17%          --
AXA LARGE CAP GROWTH MANAGED VOLATILITY
2017      Lowest contract charge 0.00% Class B        $443.36            --               --          --      29.21%
          Highest contract charge 0.90% Class B       $367.81            --               --          --      28.05%
          All contract charges                             --           585         $225,714       0.49%          --
2016      Lowest contract charge 0.00% Class B        $343.12            --               --          --       5.51%
          Highest contract charge 0.90% Class B       $287.23            --               --          --       4.57%
          All contract charges                             --           637         $191,238       0.57%          --
2015      Lowest contract charge 0.00% Class B        $325.20            --               --          --       4.03%
          Highest contract charge 0.90% Class B       $274.69            --               --          --       3.10%
          All contract charges                             --           695         $198,684       0.28%          --
2014      Lowest contract charge 0.00% Class B        $312.59            --               --          --      11.09%
          Highest contract charge 0.90% Class B       $266.44            --               --          --      10.09%
          All contract charges                             --           759         $209,579       0.24%          --
2013      Lowest contract charge 0.00% Class B        $281.39            --               --          --      35.39%
          Highest contract charge 0.90% Class B       $242.03            --               --          --      34.18%
          All contract charges                             --           547         $136,867       0.17%          --
AXA LARGE CAP VALUE MANAGED VOLATILITY
2017      Lowest contract charge 0.00% Class A        $319.21            --               --          --      13.86%
          Highest contract charge 0.90% Class A       $235.77            --               --          --      12.84%
          All contract charges                             --         1,078         $278,428       1.52%          --
2016      Lowest contract charge 0.00% Class A        $280.36            --               --          --      15.32%
          Highest contract charge 0.90% Class A       $208.95            --               --          --      14.29%
          All contract charges                             --         1,164         $265,424       1.68%          --
2015      Lowest contract charge 0.00% Class A        $243.12            --               --          --     (4.02)%
          Highest contract charge 0.90% Class A       $182.83            --               --          --     (4.88)%
          All contract charges                             --         1,280         $254,701       1.58%          --
2014      Lowest contract charge 0.00% Class A        $253.29            --               --          --      12.23%
          Highest contract charge 0.90% Class A       $192.21            --               --          --      11.22%
          All contract charges                             --         1,383         $288,312       1.39%          --
2013      Lowest contract charge 0.00% Class A        $225.69            --               --          --      32.47%
          Highest contract charge 0.90% Class A       $172.82            --               --          --      31.28%
          All contract charges                             --         1,413         $262,719       1.05%          --
AXA LARGE CAP VALUE MANAGED VOLATILITY
2017      Lowest contract charge 0.00% Class B        $237.97            --               --          --      13.86%
          Highest contract charge 0.90% Class B       $232.71            --               --          --      12.83%
          All contract charges                             --           559         $136,908       1.52%          --
2016      Lowest contract charge 0.00% Class B        $209.01            --               --          --      15.32%
          Highest contract charge 0.90% Class B       $206.24            --               --          --      14.29%
          All contract charges                             --           597         $129,323       1.68%          --
2015      Lowest contract charge 0.00% Class B        $181.24            --               --          --     (4.01)%
          Highest contract charge 0.90% Class B       $180.46            --               --          --     (4.88)%
          All contract charges                             --           653         $123,278       1.58%          --
2014      Lowest contract charge 0.00% Class B        $188.82            --               --          --      12.23%
          Highest contract charge 0.90% Class B       $189.72            --               --          --      11.22%
          All contract charges                             --           695         $137,376       1.39%          --
2013      Lowest contract charge 0.00% Class B        $168.25            --               --          --      32.48%
          Highest contract charge 0.90% Class B       $170.58            --               --          --      31.28%
          All contract charges                             --           671         $119,182       1.05%          --

                                    FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA MID CAP VALUE MANAGED VOLATILITY
2017  Lowest contract charge 0.00% Class A    $431.81            --               --          --      12.32%
      Highest contract charge 0.90% Class A   $333.46            --               --          --      11.31%
      All contract charges                         --           563         $201,795       1.04%          --
2016  Lowest contract charge 0.00% Class A    $384.44            --               --          --      17.67%
      Highest contract charge 0.90% Class A   $299.57            --               --          --      16.62%
      All contract charges                         --           611         $194,982       1.22%          --
2015  Lowest contract charge 0.00% Class A    $326.71            --               --          --     (3.54)%
      Highest contract charge 0.90% Class A   $256.88            --               --          --     (4.41)%
      All contract charges                         --           668         $183,118       0.75%          --
2014  Lowest contract charge 0.00% Class A    $338.70            --               --          --      10.87%
      Highest contract charge 0.90% Class A   $268.73            --               --          --       9.87%
      All contract charges                         --           728         $208,857       0.58%          --
2013  Lowest contract charge 0.00% Class A    $305.49            --               --          --      33.07%
      Highest contract charge 0.90% Class A   $244.58            --               --          --      31.88%
      All contract charges                         --           795         $207,034       0.51%          --
AXA MID CAP VALUE MANAGED VOLATILITY
2017  Lowest contract charge 0.00% Class B    $400.24            --               --          --      12.32%
      Highest contract charge 0.00% Class B   $400.24            --               --          --      12.32%
      All contract charges                         --            36         $ 14,423       1.04%          --
2016  Lowest contract charge 0.00% Class B    $356.34            --               --          --      17.67%
      Highest contract charge 0.00% Class B   $356.34            --               --          --      17.67%
      All contract charges                         --            38         $ 13,464       1.22%          --
2015  Lowest contract charge 0.00% Class B    $302.82            --               --          --     (3.54)%
      Highest contract charge 0.00% Class B   $302.82            --               --          --     (3.54)%
      All contract charges                         --            39         $ 11,903       0.75%          --
2014  Lowest contract charge 0.00% Class B    $313.94            --               --          --      10.87%
      Highest contract charge 0.00% Class B   $313.94            --               --          --      10.87%
      All contract charges                         --            41         $ 12,879       0.58%          --
2013  Lowest contract charge 0.00% Class B    $283.15            --               --          --      33.07%
      Highest contract charge 0.00% Class B   $283.15            --               --          --      33.07%
      All contract charges                         --            44         $ 12,435       0.51%          --
AXA MODERATE ALLOCATION
2017  Lowest contract charge 0.00% Class A    $413.27            --               --          --      11.05%
      Highest contract charge 0.90% Class A   $355.99            --               --          --      10.05%
      All contract charges                         --         1,321         $738,975       1.22%          --
2016  Lowest contract charge 0.00% Class A    $372.16            --               --          --       5.36%
      Highest contract charge 0.90% Class A   $323.48            --               --          --       4.41%
      All contract charges                         --         1,344         $725,302       0.88%          --
2015  Lowest contract charge 0.00% Class A    $353.24            --               --          --     (0.88)%
      Highest contract charge 0.90% Class A   $309.81            --               --          --     (1.78)%
      All contract charges                         --         1,412         $757,108       0.81%          --
2014  Lowest contract charge 0.00% Class A    $356.38            --               --          --       3.03%
      Highest contract charge 0.90% Class A   $315.41            --               --          --       2.10%
      All contract charges                         --         1,531         $839,961       1.07%          --
2013  Lowest contract charge 0.00% Class A    $345.90            --               --          --      13.11%
      Highest contract charge 0.90% Class A   $308.91            --               --          --      12.09%
      All contract charges                         --         1,601         $898,254       1.57%          --
AXA MODERATE ALLOCATION
2017  Lowest contract charge 0.00% Class B    $203.48            --               --          --      11.05%
      Highest contract charge 0.60% Class B   $185.78            --               --          --      10.38%
      All contract charges                         --           790         $155,114       1.22%          --
2016  Lowest contract charge 0.00% Class B    $183.24            --               --          --       5.36%
      Highest contract charge 0.60% Class B   $168.31            --               --          --       4.73%
      All contract charges                         --           837         $148,117       0.88%          --

                                    FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA MODERATE ALLOCATION (CONTINUED)
2015  Lowest contract charge 0.00% Class B    $173.92            --               --          --     (0.88)%
      Highest contract charge 0.60% Class B   $160.71            --               --          --     (1.48)%
      All contract charges                         --           890         $149,774       0.81%          --
2014  Lowest contract charge 0.00% Class B    $175.47            --               --          --       3.03%
      Highest contract charge 0.60% Class B   $163.12            --               --          --       2.41%
      All contract charges                         --           929         $157,713       1.07%          --
2013  Lowest contract charge 0.00% Class B    $170.31            --               --          --      13.12%
      Highest contract charge 0.60% Class B   $159.28            --               --          --      12.44%
      All contract charges                         --           942         $155,415       1.57%          --
AXA MODERATE GROWTH STRATEGY
2017  Lowest contract charge 0.00% Class B    $175.04            --               --          --      11.80%
      Highest contract charge 0.00% Class B   $175.04            --               --          --      11.80%
      All contract charges                         --           626         $109,617       1.41%          --
2016  Lowest contract charge 0.00% Class B    $156.57            --               --          --       7.05%
      Highest contract charge 0.00% Class B   $156.57            --               --          --       7.05%
      All contract charges                         --           617         $ 96,610       0.95%          --
2015  Lowest contract charge 0.00% Class B    $146.26            --               --          --     (0.79)%
      Highest contract charge 0.00% Class B   $146.26            --               --          --     (0.79)%
      All contract charges                         --           565         $ 82,588       1.12%          --
2014  Lowest contract charge 0.00% Class B    $147.42            --               --          --       5.01%
      Highest contract charge 0.00% Class B   $147.42            --               --          --       5.01%
      All contract charges                         --           492         $ 72,534       1.31%          --
2013  Lowest contract charge 0.00% Class B    $140.39            --               --          --      16.88%
      Highest contract charge 0.00% Class B   $140.39            --               --          --      16.88%
      All contract charges                         --           385         $ 54,106       2.52%          --
AXA MODERATE-PLUS ALLOCATION
2017  Lowest contract charge 0.00% Class A    $238.76            --               --          --      14.89%
      Highest contract charge 0.90% Class A   $209.91            --               --          --      13.86%
      All contract charges                         --         1,176         $189,691       1.39%          --
2016  Lowest contract charge 0.00% Class A    $207.81            --               --          --       7.27%
      Highest contract charge 0.90% Class A   $184.35            --               --          --       6.30%
      All contract charges                         --         1,173         $179,974       0.90%          --
2015  Lowest contract charge 0.00% Class A    $193.73            --               --          --     (1.29)%
      Highest contract charge 0.90% Class A   $173.42            --               --          --     (2.18)%
      All contract charges                         --         1,171         $181,984       0.89%          --
2014  Lowest contract charge 0.00% Class A    $196.26            --               --          --       3.77%
      Highest contract charge 0.90% Class A   $177.28            --               --          --       2.84%
      All contract charges                         --         1,235         $203,339       1.31%          --
2013  Lowest contract charge 0.00% Class A    $189.13            --               --          --      19.79%
      Highest contract charge 0.90% Class A   $172.39            --               --          --      18.71%
      All contract charges                         --         1,261         $212,695       2.15%          --
AXA MODERATE-PLUS ALLOCATION
2017  Lowest contract charge 0.00% Class B    $233.89            --               --          --      14.89%
      Highest contract charge 0.60% Class B   $214.67            --               --          --      14.20%
      All contract charges                         --         1,158         $267,770       1.39%          --
2016  Lowest contract charge 0.00% Class B    $203.57            --               --          --       7.27%
      Highest contract charge 0.60% Class B   $187.97            --               --          --       6.63%
      All contract charges                         --         1,198         $241,006       0.90%          --
2015  Lowest contract charge 0.00% Class B    $189.77            --               --          --     (1.30)%
      Highest contract charge 0.60% Class B   $176.29            --               --          --     (1.88)%
      All contract charges                         --         1,228         $230,412       0.89%          --
2014  Lowest contract charge 0.00% Class B    $192.26            --               --          --       3.77%
      Highest contract charge 0.60% Class B   $179.67            --               --          --       3.15%
      All contract charges                         --         1,245         $236,907       1.31%          --

                                    FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA MODERATE-PLUS ALLOCATION (CONTINUED)
2013  Lowest contract charge 0.00% Class B    $185.27            --               --          --      19.79%
      Highest contract charge 0.60% Class B   $174.19            --               --          --      19.07%
      All contract charges                         --         1,251         $229,433       2.15%          --
AXA/AB SMALL CAP GROWTH
2017  Lowest contract charge 0.00% Class A    $552.43            --               --          --      22.67%
      Highest contract charge 0.90% Class A   $458.28            --               --          --      21.57%
      All contract charges                         --           358         $142,467       0.27%          --
2016  Lowest contract charge 0.00% Class A    $450.34            --               --          --      12.58%
      Highest contract charge 0.90% Class A   $376.97            --               --          --      11.57%
      All contract charges                         --           377         $130,425       0.36%          --
2015  Lowest contract charge 0.00% Class A    $400.02            --               --          --     (2.91)%
      Highest contract charge 0.90% Class A   $337.88            --               --          --     (3.78)%
      All contract charges                         --           399         $126,365       0.05%          --
2014  Lowest contract charge 0.00% Class A    $412.00            --               --          --       3.57%
      Highest contract charge 0.90% Class A   $351.16            --               --          --       2.64%
      All contract charges                         --           422         $144,210       0.06%          --
2013  Lowest contract charge 0.00% Class A    $397.78            --               --          --      38.17%
      Highest contract charge 0.90% Class A   $342.12            --               --          --      36.92%
      All contract charges                         --           438         $148,878       0.05%          --
AXA/AB SMALL CAP GROWTH
2017  Lowest contract charge 0.00% Class B    $453.45            --               --          --      22.67%
      Highest contract charge 0.60% Class B   $361.51            --               --          --      21.93%
      All contract charges                         --           189         $ 71,440       0.27%          --
2016  Lowest contract charge 0.00% Class B    $369.65            --               --          --      12.58%
      Highest contract charge 0.60% Class B   $296.48            --               --          --      11.90%
      All contract charges                         --           204         $ 62,757       0.36%          --
2015  Lowest contract charge 0.00% Class B    $328.35            --               --          --     (2.91)%
      Highest contract charge 0.60% Class B   $264.94            --               --          --     (3.49)%
      All contract charges                         --           221         $ 60,376       0.05%          --
2014  Lowest contract charge 0.00% Class B    $338.19            --               --          --       3.57%
      Highest contract charge 0.60% Class B   $274.53            --               --          --       2.96%
      All contract charges                         --           236         $ 66,544       0.06%          --
2013  Lowest contract charge 0.00% Class B    $326.52            --               --          --      38.17%
      Highest contract charge 0.60% Class B   $266.65            --               --          --      37.35%
      All contract charges                         --           249         $ 67,968       0.05%          --
AXA/CLEARBRIDGE LARGE CAP GROWTH
2017  Lowest contract charge 0.00% Class A    $472.51            --               --          --      25.59%
      Highest contract charge 0.00% Class A   $472.51            --               --          --      25.59%
      All contract charges                         --            99         $ 12,081       0.08%          --
2016  Lowest contract charge 0.00% Class A    $376.24            --               --          --       0.88%
      Highest contract charge 0.00% Class A   $376.24            --               --          --       0.88%
      All contract charges                         --           120         $ 10,833       0.00%          --
2015  Lowest contract charge 0.00% Class A    $372.96            --               --          --       1.27%
      Highest contract charge 0.00% Class A   $372.96            --               --          --       1.27%
      All contract charges                         --           124         $ 11,612       0.00%          --
2014  Lowest contract charge 0.00% Class A    $368.28            --               --          --       3.80%
      Highest contract charge 0.00% Class A   $368.28            --               --          --       3.80%
      All contract charges                         --           121         $ 12,253       0.00%          --
2013  Lowest contract charge 0.00% Class A    $354.81            --               --          --      39.08%
      Highest contract charge 0.00% Class A   $354.81            --               --          --      39.08%
      All contract charges                         --            82         $ 11,782       0.00%          --
AXA/CLEARBRIDGE LARGE CAP GROWTH
2017  Lowest contract charge 0.00% Class B    $270.36            --               --          --      25.59%
      Highest contract charge 0.90% Class B   $229.06            --               --          --      24.46%
      All contract charges                         --           276         $ 69,313       0.08%          --

                                    FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA/CLEARBRIDGE LARGE CAP GROWTH (CONTINUED)
2016  Lowest contract charge 0.00% Class B    $215.27           --               --           --       0.88%
      Highest contract charge 0.90% Class B   $184.04           --               --           --     (0.02)%
      All contract charges                         --          310          $62,282        0.00%          --
2015  Lowest contract charge 0.00% Class B    $213.39           --               --           --       1.27%
      Highest contract charge 0.90% Class B   $184.08           --               --           --       0.35%
      All contract charges                         --          364          $72,486        0.00%          --
2014  Lowest contract charge 0.00% Class B    $210.71           --               --           --       3.80%
      Highest contract charge 0.90% Class B   $183.43           --               --           --       2.87%
      All contract charges                         --          419          $82,054        0.00%          --
2013  Lowest contract charge 0.00% Class B    $203.00           --               --           --      39.08%
      Highest contract charge 0.90% Class B   $178.32           --               --           --      37.83%
      All contract charges                         --          449          $84,688        0.00%          --
AXA/JANUS ENTERPRISE
2017  Lowest contract charge 0.00% Class A    $201.67           --               --           --      27.90%
      Highest contract charge 0.90% Class A   $183.08           --               --           --      26.75%
      All contract charges                         --          109          $20,920        0.00%          --
2016  Lowest contract charge 0.00% Class A    $157.68           --               --           --     (4.33)%
      Highest contract charge 0.90% Class A   $144.44           --               --           --     (5.19)%
      All contract charges                         --          113          $17,115        0.00%          --
2015  Lowest contract charge 0.00% Class A    $164.82           --               --           --     (5.49)%
      Highest contract charge 0.90% Class A   $152.35           --               --           --     (6.34)%
      All contract charges                         --          129          $20,433        0.00%          --
2014  Lowest contract charge 0.00% Class A    $174.40           --               --           --     (0.71)%
      Highest contract charge 0.90% Class A   $162.67           --               --           --     (1.60)%
      All contract charges                         --          154          $25,987        0.00%          --
2013  Lowest contract charge 0.00% Class A    $175.64           --               --           --      38.54%
      Highest contract charge 0.90% Class A   $165.32           --               --           --      37.30%
      All contract charges                         --          185          $31,481        0.00%          --
AXA/JANUS ENTERPRISE
2017  Lowest contract charge 0.00% Class B    $291.87           --               --           --      27.90%
      Highest contract charge 0.60% Class B   $186.88           --               --           --      27.14%
      All contract charges                         --           99          $25,171        0.00%          --
2016  Lowest contract charge 0.00% Class B    $228.20           --               --           --     (4.33)%
      Highest contract charge 0.60% Class B   $146.99           --               --           --     (4.90)%
      All contract charges                         --          102          $20,749        0.00%          --
2015  Lowest contract charge 0.00% Class B    $238.53           --               --           --     (5.49)%
      Highest contract charge 0.60% Class B   $154.57           --               --           --     (6.06)%
      All contract charges                         --          105          $22,021        0.00%          --
2014  Lowest contract charge 0.00% Class B    $252.39           --               --           --     (0.71)%
      Highest contract charge 0.60% Class B   $164.54           --               --           --     (1.31)%
      All contract charges                         --          109          $23,819        0.00%          --
2013  Lowest contract charge 0.00% Class B    $254.20           --               --           --      38.54%
      Highest contract charge 0.60% Class B   $166.72           --               --           --      37.72%
      All contract charges                         --          110          $24,000        0.00%          --
AXA/LOOMIS SAYLES GROWTH
2017  Lowest contract charge 0.00% Class A    $283.70           --               --           --      34.60%
      Highest contract charge 0.90% Class A   $257.56           --               --           --      33.39%
      All contract charges                         --           90          $15,287        0.18%          --
2016  Lowest contract charge 0.00% Class A    $210.78           --               --           --       6.82%
      Highest contract charge 0.90% Class A   $193.09           --               --           --       5.85%
      All contract charges                         --           81          $10,978        0.34%          --
2015  Lowest contract charge 0.00% Class A    $197.33           --               --           --      11.53%
      Highest contract charge 0.90% Class A   $182.41           --               --           --      10.52%
      All contract charges                         --           56          $ 9,495        0.12%          --

                                    FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                               ----------------------------------------------------------------
                                                                            ACCUMULATION
                                                          UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------ ------------- --------
AXA/LOOMIS SAYLES GROWTH (CONTINUED)
2014  Lowest contract charge 0.00% Class A      $176.93           --               --           --       7.81%
      Highest contract charge 0.90% Class A     $165.04           --               --           --       6.85%
      All contract charges                           --           56          $ 8,450        0.11%          --
2013  Lowest contract charge 0.00% Class A      $164.11           --               --           --      27.25%
      Highest contract charge 0.90% Class A     $154.46           --               --           --      26.10%
      All contract charges                           --           73          $ 9,595        0.72%          --
AXA/LOOMIS SAYLES GROWTH
2017  Lowest contract charge 0.00% Class B      $346.43           --               --           --      34.59%
      Highest contract charge 0.60% Class B     $262.96           --               --           --      33.78%
      All contract charges                           --           75          $24,456        0.18%          --
2016  Lowest contract charge 0.00% Class B      $257.40           --               --           --       6.81%
      Highest contract charge 0.60% Class B     $196.56           --               --           --       6.17%
      All contract charges                           --           75          $18,005        0.34%          --
2015  Lowest contract charge 0.00% Class B      $240.98           --               --           --      11.52%
      Highest contract charge 0.60% Class B     $185.13           --               --           --      10.86%
      All contract charges                           --           71          $15,923        0.12%          --
2014  Lowest contract charge 0.00% Class B      $216.08           --               --           --       7.82%
      Highest contract charge 0.60% Class B     $167.00           --               --           --       7.17%
      All contract charges                           --           76          $15,333        0.11%          --
2013  Lowest contract charge 0.00% Class B      $200.41           --               --           --      27.27%
      Highest contract charge 0.60% Class B     $155.82           --               --           --      26.51%
      All contract charges                           --           79          $14,763        0.72%          --
BLACKROCK GLOBAL ALLOCATION V.I. FUND
2017  Lowest contract charge 0.00% Class III    $154.14           --               --           --      13.71%
      Highest contract charge 0.00% Class III   $154.14           --               --           --      13.71%
      All contract charges                           --          193          $ 4,268        1.33%          --
2016  Lowest contract charge 0.00% Class III    $135.56           --               --           --       3.81%
      Highest contract charge 0.00% Class III   $135.56           --               --           --       3.81%
      All contract charges                           --          171          $ 4,445        0.69%          --
2015  Lowest contract charge 0.00% Class III    $130.59           --               --           --     (1.00)%
      Highest contract charge 0.00% Class III   $130.59           --               --           --     (1.00)%
      All contract charges                           --          203          $ 9,384        1.08%          --
2014  Lowest contract charge 0.00% Class III    $131.91           --               --           --       1.93%
      Highest contract charge 0.00% Class III   $131.91           --               --           --       1.93%
      All contract charges                           --          200          $ 9,833        2.50%          --
2013  Lowest contract charge 0.00% Class III    $129.41           --               --           --      14.42%
      Highest contract charge 0.00% Class III   $129.41           --               --           --      14.42%
      All contract charges                           --          149          $ 7,005        1.07%          --
CHARTER/SM/ MULTI-SECTOR BOND
2017  Lowest contract charge 0.00% Class A      $239.78           --               --           --       2.24%
      Highest contract charge 0.90% Class A     $232.36           --               --           --       1.32%
      All contract charges                           --          220          $57,442        1.58%          --
2016  Lowest contract charge 0.00% Class A      $234.53           --               --           --       2.93%
      Highest contract charge 0.90% Class A     $229.34           --               --           --       2.01%
      All contract charges                           --          252          $66,941        1.97%          --
2015  Lowest contract charge 0.00% Class A      $227.86           --               --           --     (0.64)%
      Highest contract charge 0.90% Class A     $224.83           --               --           --     (1.53)%
      All contract charges                           --          265          $70,209        1.52%          --
2014  Lowest contract charge 0.00% Class A      $229.33           --               --           --       2.39%
      Highest contract charge 0.90% Class A     $228.33           --               --           --       1.46%
      All contract charges                           --          286          $77,439        2.51%          --
2013  Lowest contract charge 0.00% Class A      $223.98           --               --           --     (1.01)%
      Highest contract charge 0.90% Class A     $225.04           --               --           --     (1.90)%
      All contract charges                           --          306          $82,633        3.46%          --

                                    FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
CHARTER/SM/ MULTI-SECTOR BOND
2017  Lowest contract charge 0.00% Class B    $145.05           --               --           --        2.24%
      Highest contract charge 0.60% Class B   $111.96           --               --           --        1.62%
      All contract charges                         --          126          $15,563        1.58%           --
2016  Lowest contract charge 0.00% Class B    $141.87           --               --           --        2.93%
      Highest contract charge 0.60% Class B   $110.17           --               --           --        2.31%
      All contract charges                         --          132          $15,824        1.97%           --
2015  Lowest contract charge 0.00% Class B    $137.83           --               --           --      (0.64)%
      Highest contract charge 0.60% Class B   $107.68           --               --           --      (1.24)%
      All contract charges                         --          136          $15,816        1.52%           --
2014  Lowest contract charge 0.00% Class B    $138.72           --               --           --        2.38%
      Highest contract charge 0.60% Class B   $109.03           --               --           --        1.77%
      All contract charges                         --          145          $16,903        2.51%           --
2013  Lowest contract charge 0.00% Class B    $135.49           --               --           --      (0.87)%
      Highest contract charge 0.60% Class B   $107.13           --               --           --      (1.46)%
      All contract charges                         --          149          $16,905        3.46%           --
CHARTER/SM/ SMALL CAP GROWTH
2017  Lowest contract charge 0.00% Class B    $242.33           --               --           --       24.36%
      Highest contract charge 0.90% Class B   $150.12           --               --           --       23.24%
      All contract charges                         --           62          $13,055        2.72%           --
2016  Lowest contract charge 0.00% Class B    $194.86           --               --           --        9.35%
      Highest contract charge 0.90% Class B   $121.81           --               --           --        8.37%
      All contract charges                         --           63          $10,707        0.00%           --
2015  Lowest contract charge 0.00% Class B    $178.20           --               --           --      (6.04)%
      Highest contract charge 0.90% Class B   $112.40           --               --           --      (6.89)%
      All contract charges                         --           72          $11,024        0.27%           --
2014  Lowest contract charge 0.00% Class B    $189.66           --               --           --      (2.61)%
      Highest contract charge 0.90% Class B   $120.72           --               --           --      (3.49)%
      All contract charges                         --           73          $12,004        0.00%           --
2013  Lowest contract charge 0.00% Class B    $194.74           --               --           --       47.78%
      Highest contract charge 0.90% Class B   $125.08           --               --           --       46.45%
      All contract charges                         --           82          $13,549        0.00%           --
CHARTER/SM/ SMALL CAP VALUE
2017  Lowest contract charge 0.00% Class A    $336.73           --               --           --       11.29%
      Highest contract charge 0.60% Class A   $309.09           --               --           --       10.63%
      All contract charges                         --           43          $14,136        1.45%           --
2016  Lowest contract charge 0.00% Class A    $302.56           --               --           --       25.23%
      Highest contract charge 0.60% Class A   $279.39           --               --           --       24.48%
      All contract charges                         --           46          $13,586        1.36%           --
2015  Lowest contract charge 0.00% Class A    $241.60           --               --           --     (13.13)%
      Highest contract charge 0.60% Class A   $224.44           --               --           --     (13.65)%
      All contract charges                         --           48          $11,523        0.52%           --
2014  Lowest contract charge 0.00% Class A    $278.12           --               --           --      (5.12)%
      Highest contract charge 0.60% Class A   $259.93           --               --           --      (5.69)%
      All contract charges                         --           51          $14,155        0.17%           --
2013  Lowest contract charge 0.00% Class A    $293.14           --               --           --       42.77%
      Highest contract charge 0.60% Class A   $275.62           --               --           --       41.91%
      All contract charges                         --           56          $16,244        0.55%           --
CHARTER/SM/ SMALL CAP VALUE
2017  Lowest contract charge 0.00% Class B    $353.23           --               --           --       11.30%
      Highest contract charge 0.90% Class B   $298.52           --               --           --       10.30%
      All contract charges                         --           51          $16,788        1.45%           --
2016  Lowest contract charge 0.00% Class B    $317.38           --               --           --       25.23%
      Highest contract charge 0.90% Class B   $270.65           --               --           --       24.11%
      All contract charges                         --           55          $16,433        1.36%           --

                                    FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                                              ACCUMULATION
                                                            UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                 UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                 ---------- ----------------- ------------ ------------- --------
CHARTER/SM/ SMALL CAP VALUE (CONTINUED)
2015  Lowest contract charge 0.00% Class B        $253.43           --                --          --     (13.13)%
      Highest contract charge 0.90% Class B       $218.07           --                --          --     (13.92)%
      All contract charges                             --           61          $ 14,517       0.52%           --
2014  Lowest contract charge 0.00% Class B        $291.75           --                --          --      (5.11)%
      Highest contract charge 0.90% Class B       $253.33           --                --          --      (5.96)%
      All contract charges                             --           65          $ 17,745       0.17%           --
2013  Lowest contract charge 0.00% Class B        $307.45           --                --          --       42.72%
      Highest contract charge 0.90% Class B       $269.39           --                --          --       41.44%
      All contract charges                             --           69          $ 20,126       0.55%           --
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
2017  Lowest contract charge 0.00% Class II       $ 12.69           --                --          --       12.50%
      Highest contract charge 0.00% Class II      $ 12.69           --                --          --       12.50%
      All contract charges                             --           25          $    314       0.47%           --
2016  Lowest contract charge 0.00% Class II(d)    $ 11.28           --                --          --       12.91%
      Highest contract charge 0.00% Class II(d)   $ 11.28           --                --          --       12.91%
      All contract charges                             --           --          $      5       1.01%           --
EQ/BLACKROCK BASIC VALUE EQUITY
2017  Lowest contract charge 0.00% Class A        $391.76           --                --          --        8.11%
      Highest contract charge 0.60% Class A       $359.60           --                --          --        7.46%
      All contract charges                             --          247          $ 41,840       1.40%           --
2016  Lowest contract charge 0.00% Class A        $362.37           --                --          --       17.96%
      Highest contract charge 0.60% Class A       $334.63           --                --          --       17.26%
      All contract charges                             --          246          $ 40,079       1.49%           --
2015  Lowest contract charge 0.00% Class A        $307.19           --                --          --      (6.15)%
      Highest contract charge 0.60% Class A       $285.38           --                --          --      (6.71)%
      All contract charges                             --          242          $ 36,247       1.28%           --
2014  Lowest contract charge 0.00% Class A        $327.32           --                --          --        9.71%
      Highest contract charge 0.60% Class A       $305.92           --                --          --        9.05%
      All contract charges                             --          227          $ 40,401       1.07%           --
2013  Lowest contract charge 0.00% Class A        $298.36           --                --          --       37.75%
      Highest contract charge 0.60% Class A       $280.54           --                --          --       36.92%
      All contract charges                             --          210          $ 38,163       1.61%           --
EQ/BLACKROCK BASIC VALUE EQUITY
2017  Lowest contract charge 0.00% Class B        $515.61           --                --          --        8.11%
      Highest contract charge 0.90% Class B       $427.76           --                --          --        7.14%
      All contract charges                             --          369          $170,709       1.40%           --
2016  Lowest contract charge 0.00% Class B        $476.93           --                --          --       17.96%
      Highest contract charge 0.90% Class B       $399.26           --                --          --       16.91%
      All contract charges                             --          400          $171,810       1.49%           --
2015  Lowest contract charge 0.00% Class B        $404.30           --                --          --      (6.15)%
      Highest contract charge 0.90% Class B       $341.52           --                --          --      (6.99)%
      All contract charges                             --          436          $158,529       1.28%           --
2014  Lowest contract charge 0.00% Class B        $430.79           --                --          --        9.70%
      Highest contract charge 0.90% Class B       $367.20           --                --          --        8.72%
      All contract charges                             --          463          $179,873       1.07%           --
2013  Lowest contract charge 0.00% Class B        $392.69           --                --          --       37.73%
      Highest contract charge 0.90% Class B       $337.76           --                --          --       36.49%
      All contract charges                             --          485          $172,038       1.61%           --
EQ/CAPITAL GUARDIAN RESEARCH
2017  Lowest contract charge 0.00% Class A        $443.41           --                --          --       25.44%
      Highest contract charge 0.60% Class A       $277.95           --                --          --       24.69%
      All contract charges                             --           62          $ 16,329       0.78%           --
2016  Lowest contract charge 0.00% Class A        $353.49           --                --          --        8.42%
      Highest contract charge 0.60% Class A       $222.92           --                --          --        7.77%
      All contract charges                             --           60          $ 13,834       0.87%           --

                                    FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/CAPITAL GUARDIAN RESEARCH (CONTINUED)
2015  Lowest contract charge 0.00% Class A    $326.03            --                --         --       1.91%
      Highest contract charge 0.60% Class A   $206.84            --                --         --       1.30%
      All contract charges                         --            62        $   14,705      0.59%          --
2014  Lowest contract charge 0.00% Class A    $319.92            --                --         --      10.51%
      Highest contract charge 0.60% Class A   $204.19            --                --         --       9.85%
      All contract charges                         --            62        $   15,531      0.70%          --
2013  Lowest contract charge 0.00% Class A    $289.49            --                --         --      31.79%
      Highest contract charge 0.60% Class A   $185.88            --                --         --      31.00%
      All contract charges                         --            68        $   15,218      1.47%          --
EQ/CAPITAL GUARDIAN RESEARCH
2017  Lowest contract charge 0.00% Class B    $336.81            --                --         --      25.44%
      Highest contract charge 0.90% Class B   $285.37            --                --         --      24.31%
      All contract charges                         --           358        $  108,933      0.78%          --
2016  Lowest contract charge 0.00% Class B    $268.51            --                --         --       8.42%
      Highest contract charge 0.90% Class B   $229.56            --                --         --       7.45%
      All contract charges                         --           377        $   92,101      0.87%          --
2015  Lowest contract charge 0.00% Class B    $247.65            --                --         --       1.91%
      Highest contract charge 0.90% Class B   $213.65            --                --         --       1.00%
      All contract charges                         --           417        $   94,238      0.59%          --
2014  Lowest contract charge 0.00% Class B    $243.01            --                --         --      10.51%
      Highest contract charge 0.90% Class B   $211.54            --                --         --       9.52%
      All contract charges                         --           419        $   93,222      0.70%          --
2013  Lowest contract charge 0.00% Class B    $219.89            --                --         --      31.77%
      Highest contract charge 0.90% Class B   $193.16            --                --         --      30.58%
      All contract charges                         --           468        $   94,736      1.47%          --
EQ/COMMON STOCK INDEX
2017  Lowest contract charge 0.00% Class A    $719.43            --                --         --      20.47%
      Highest contract charge 0.90% Class A   $732.21            --                --         --      19.39%
      All contract charges                         --         1,320        $1,495,123      1.30%          --
2016  Lowest contract charge 0.00% Class A    $597.19            --                --         --      11.69%
      Highest contract charge 0.90% Class A   $613.30            --                --         --      10.69%
      All contract charges                         --         1,384        $1,360,428      1.55%          --
2015  Lowest contract charge 0.00% Class A    $534.69            --                --         --     (0.05)%
      Highest contract charge 0.90% Class A   $554.08            --                --         --     (0.95)%
      All contract charges                         --         1,448        $1,330,558      1.37%          --
2014  Lowest contract charge 0.00% Class A    $534.98            --                --         --      12.05%
      Highest contract charge 0.90% Class A   $559.42            --                --         --      11.05%
      All contract charges                         --         1,467        $1,441,799      1.24%          --
2013  Lowest contract charge 0.00% Class A    $477.43            --                --         --      32.47%
      Highest contract charge 0.90% Class A   $503.77            --                --         --      31.28%
      All contract charges                         --         1,573        $1,403,125      1.29%          --
EQ/COMMON STOCK INDEX
2017  Lowest contract charge 0.00% Class B    $224.67            --                --         --      20.47%
      Highest contract charge 0.60% Class B   $242.06            --                --         --      19.75%
      All contract charges                         --           951        $  225,386      1.30%          --
2016  Lowest contract charge 0.00% Class B    $186.50            --                --         --      11.69%
      Highest contract charge 0.60% Class B   $202.14            --                --         --      11.02%
      All contract charges                         --           981        $  194,128      1.55%          --
2015  Lowest contract charge 0.00% Class B    $166.98            --                --         --     (0.05)%
      Highest contract charge 0.60% Class B   $182.07            --                --         --     (0.65)%
      All contract charges                         --         1,016        $  181,517      1.37%          --
2014  Lowest contract charge 0.00% Class B    $167.07            --                --         --      12.05%
      Highest contract charge 0.60% Class B   $183.27            --                --         --      11.38%
      All contract charges                         --         1,060        $  191,161      1.24%          --

                                    FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/COMMON STOCK INDEX (CONTINUED)
2013  Lowest contract charge 0.00% Class B    $149.10            --               --          --      32.47%
      Highest contract charge 0.60% Class B   $164.54            --               --          --      31.67%
      All contract charges                         --         1,115         $180,697       1.29%          --
EQ/CORE BOND INDEX
2017  Lowest contract charge 0.00% Class A    $137.33            --               --          --       1.46%
      Highest contract charge 0.90% Class A   $124.13            --               --          --       0.55%
      All contract charges                         --           182         $ 26,157       1.39%          --
2016  Lowest contract charge 0.00% Class A    $135.35            --               --          --       1.38%
      Highest contract charge 0.90% Class A   $123.45            --               --          --       0.47%
      All contract charges                         --           200         $ 28,475       1.50%          --
2015  Lowest contract charge 0.00% Class A    $133.51            --               --          --       0.44%
      Highest contract charge 0.90% Class A   $122.87            --               --          --     (0.47)%
      All contract charges                         --           207         $ 29,322       1.49%          --
2014  Lowest contract charge 0.00% Class A    $132.93            --               --          --       2.41%
      Highest contract charge 0.90% Class A   $123.45            --               --          --       1.50%
      All contract charges                         --           219         $ 30,635       1.31%          --
2013  Lowest contract charge 0.00% Class A    $129.80            --               --          --     (1.58)%
      Highest contract charge 0.90% Class A   $121.63            --               --          --     (2.48)%
      All contract charges                         --           231         $ 31,506       1.17%          --
EQ/CORE BOND INDEX
2017  Lowest contract charge 0.00% Class B    $142.69            --               --          --       1.46%
      Highest contract charge 0.60% Class B   $158.89            --               --          --       0.86%
      All contract charges                         --           172         $ 25,594       1.39%          --
2016  Lowest contract charge 0.00% Class B    $140.63            --               --          --       1.38%
      Highest contract charge 0.60% Class B   $157.54            --               --          --       0.77%
      All contract charges                         --           165         $ 24,392       1.50%          --
2015  Lowest contract charge 0.00% Class B    $138.72            --               --          --       0.44%
      Highest contract charge 0.60% Class B   $156.34            --               --          --     (0.17)%
      All contract charges                         --           157         $ 23,116       1.49%          --
2014  Lowest contract charge 0.00% Class B    $138.11            --               --          --       2.41%
      Highest contract charge 0.60% Class B   $156.60            --               --          --       1.80%
      All contract charges                         --           151         $ 22,367       1.31%          --
2013  Lowest contract charge 0.00% Class B    $134.86            --               --          --     (1.59)%
      Highest contract charge 0.60% Class B   $153.83            --               --          --     (2.18)%
      All contract charges                         --           150         $ 21,831       1.17%          --
EQ/EQUITY 500 INDEX
2017  Lowest contract charge 0.00% Class A    $818.32            --               --          --      21.04%
      Highest contract charge 0.90% Class A   $666.65            --               --          --      19.96%
      All contract charges                         --         1,393         $602,506       1.45%          --
2016  Lowest contract charge 0.00% Class A    $676.05            --               --          --      11.24%
      Highest contract charge 0.90% Class A   $555.73            --               --          --      10.24%
      All contract charges                         --         1,292         $542,718       1.66%          --
2015  Lowest contract charge 0.00% Class A    $607.76            --               --          --       0.80%
      Highest contract charge 0.90% Class A   $504.12            --               --          --     (0.11)%
      All contract charges                         --         1,399         $519,057       1.61%          --
2014  Lowest contract charge 0.00% Class A    $602.94            --               --          --      12.98%
      Highest contract charge 0.90% Class A   $504.66            --               --          --      11.96%
      All contract charges                         --         1,320         $556,228       1.39%          --
2013  Lowest contract charge 0.00% Class A    $533.69            --               --          --      31.51%
      Highest contract charge 0.90% Class A   $450.76            --               --          --      30.33%
      All contract charges                         --         1,173         $536,839       1.48%          --
EQ/EQUITY 500 INDEX
2017  Lowest contract charge 0.00% Class B    $247.66            --               --          --      21.04%
      Highest contract charge 0.60% Class B   $228.79            --               --          --      20.32%
      All contract charges                         --         1,137         $272,641       1.45%          --

                                    FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/EQUITY 500 INDEX (CONTINUED)
2016  Lowest contract charge 0.00% Class B    $204.61            --               --          --      11.23%
      Highest contract charge 0.60% Class B   $190.15            --               --          --      10.56%
      All contract charges                         --         1,100         $217,785       1.66%          --
2015  Lowest contract charge 0.00% Class B    $183.95            --               --          --       0.79%
      Highest contract charge 0.60% Class B   $171.99            --               --          --       0.19%
      All contract charges                         --         1,073         $191,053       1.61%          --
2014  Lowest contract charge 0.00% Class B    $182.51            --               --          --      12.97%
      Highest contract charge 0.60% Class B   $171.67            --               --          --      12.30%
      All contract charges                         --         1,056         $186,511       1.39%          --
2013  Lowest contract charge 0.00% Class B    $161.55            --               --          --      31.51%
      Highest contract charge 0.60% Class B   $152.87            --               --          --      30.73%
      All contract charges                         --         1,016         $158,969       1.48%          --
EQ/GLOBAL BOND PLUS
2017  Lowest contract charge 0.00% Class A    $144.55            --               --          --       4.65%
      Highest contract charge 0.90% Class A   $122.90            --               --          --       3.71%
      All contract charges                         --            99         $  7,953       0.04%          --
2016  Lowest contract charge 0.00% Class A    $138.13            --               --          --       0.68%
      Highest contract charge 0.90% Class A   $118.50            --               --          --     (0.23)%
      All contract charges                         --            99         $  8,311       1.92%          --
2015  Lowest contract charge 0.00% Class A    $137.20            --               --          --     (3.80)%
      Highest contract charge 0.90% Class A   $118.77            --               --          --     (4.66)%
      All contract charges                         --            93         $  8,563       0.04%          --
2014  Lowest contract charge 0.00% Class A    $142.62            --               --          --       0.88%
      Highest contract charge 0.90% Class A   $124.58            --               --          --     (0.02)%
      All contract charges                         --           100         $ 11,375       0.67%          --
2013  Lowest contract charge 0.00% Class A    $141.37            --               --          --     (2.56)%
      Highest contract charge 0.90% Class A   $124.61            --               --          --     (3.44)%
      All contract charges                         --           103         $ 12,060       0.01%          --
EQ/GLOBAL BOND PLUS
2017  Lowest contract charge 0.00% Class B    $137.76            --               --          --       4.65%
      Highest contract charge 0.60% Class B   $125.44            --               --          --       4.02%
      All contract charges                         --            68         $  9,131       0.04%          --
2016  Lowest contract charge 0.00% Class B    $131.64            --               --          --       0.68%
      Highest contract charge 0.60% Class B   $120.59            --               --          --       0.07%
      All contract charges                         --            69         $  8,747       1.92%          --
2015  Lowest contract charge 0.00% Class B    $130.75            --               --          --     (3.80)%
      Highest contract charge 0.60% Class B   $120.50            --               --          --     (4.38)%
      All contract charges                         --            66         $  8,457       0.04%          --
2014  Lowest contract charge 0.00% Class B    $135.92            --               --          --       0.89%
      Highest contract charge 0.60% Class B   $126.02            --               --          --       0.29%
      All contract charges                         --            67         $  8,941       0.67%          --
2013  Lowest contract charge 0.00% Class B    $134.72            --               --          --     (2.51)%
      Highest contract charge 0.60% Class B   $125.66            --               --          --     (3.10)%
      All contract charges                         --            68         $  8,897       0.01%          --
EQ/INTERMEDIATE GOVERNMENT BOND
2017  Lowest contract charge 0.00% Class A    $235.74            --               --          --       0.34%
      Highest contract charge 0.90% Class A   $199.94            --               --          --     (0.56)%
      All contract charges                         --           370         $ 69,699       0.84%          --
2016  Lowest contract charge 0.00% Class A    $234.93            --               --          --       0.45%
      Highest contract charge 0.90% Class A   $201.07            --               --          --     (0.45)%
      All contract charges                         --           354         $ 70,206       0.70%          --
2015  Lowest contract charge 0.00% Class A    $233.88            --               --          --       0.43%
      Highest contract charge 0.90% Class A   $201.98            --               --          --     (0.47)%
      All contract charges                         --           323         $ 65,486       0.60%          --

                                    FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/INTERMEDIATE GOVERNMENT BOND (CONTINUED)
2014  Lowest contract charge 0.00% Class A    $232.88            --               --          --       1.53%
      Highest contract charge 0.90% Class A   $202.94            --               --          --       0.62%
      All contract charges                         --           318         $ 65,987       0.40%          --
2013  Lowest contract charge 0.00% Class A    $229.37            --               --          --     (1.64)%
      Highest contract charge 0.90% Class A   $201.69            --               --          --     (2.53)%
      All contract charges                         --           320         $ 68,033       0.21%          --
EQ/INTERMEDIATE GOVERNMENT BOND
2017  Lowest contract charge 0.00% Class B    $169.28            --               --          --       0.34%
      Highest contract charge 0.60% Class B   $151.29            --               --          --     (0.26)%
      All contract charges                         --           123         $ 19,188       0.84%          --
2016  Lowest contract charge 0.00% Class B    $168.70            --               --          --       0.45%
      Highest contract charge 0.60% Class B   $151.68            --               --          --     (0.15)%
      All contract charges                         --           135         $ 20,929       0.70%          --
2015  Lowest contract charge 0.00% Class B    $167.94            --               --          --       0.42%
      Highest contract charge 0.60% Class B   $151.91            --               --          --     (0.18)%
      All contract charges                         --           120         $ 18,638       0.60%          --
2014  Lowest contract charge 0.00% Class B    $167.23            --               --          --       1.54%
      Highest contract charge 0.60% Class B   $152.18            --               --          --       0.93%
      All contract charges                         --           125         $ 19,156       0.40%          --
2013  Lowest contract charge 0.00% Class B    $164.70            --               --          --     (1.64)%
      Highest contract charge 0.60% Class B   $150.78            --               --          --     (2.24)%
      All contract charges                         --           136         $ 20,907       0.21%          --
EQ/INTERNATIONAL EQUITY INDEX
2017  Lowest contract charge 0.00% Class A    $235.12            --               --          --      23.22%
      Highest contract charge 0.90% Class A   $191.42            --               --          --      22.12%
      All contract charges                         --         1,529         $270,450       2.64%          --
2016  Lowest contract charge 0.00% Class A    $190.81            --               --          --       2.20%
      Highest contract charge 0.90% Class A   $156.75            --               --          --       1.28%
      All contract charges                         --         1,486         $220,734       2.72%          --
2015  Lowest contract charge 0.00% Class A    $186.71            --               --          --     (2.14)%
      Highest contract charge 0.90% Class A   $154.77            --               --          --     (3.02)%
      All contract charges                         --         1,506         $232,186       2.32%          --
2014  Lowest contract charge 0.00% Class A    $190.79            --               --          --     (6.90)%
      Highest contract charge 0.90% Class A   $159.59            --               --          --     (7.74)%
      All contract charges                         --         1,507         $254,494       2.97%          --
2013  Lowest contract charge 0.00% Class A    $204.93            --               --          --      21.47%
      Highest contract charge 0.90% Class A   $172.97            --               --          --      20.38%
      All contract charges                         --         1,613         $295,783       2.22%          --
EQ/INTERNATIONAL EQUITY INDEX
2017  Lowest contract charge 0.00% Class B    $160.52            --               --          --      23.22%
      Highest contract charge 0.90% Class B   $140.92            --               --          --      22.11%
      All contract charges                         --           409         $ 63,674       2.64%          --
2016  Lowest contract charge 0.00% Class B    $130.27            --               --          --       2.20%
      Highest contract charge 0.90% Class B   $115.40            --               --          --       1.28%
      All contract charges                         --           407         $ 51,586       2.72%          --
2015  Lowest contract charge 0.00% Class B    $127.47            --               --          --     (2.13)%
      Highest contract charge 0.90% Class B   $113.94            --               --          --     (3.02)%
      All contract charges                         --           424         $ 52,585       2.32%          --
2014  Lowest contract charge 0.00% Class B    $130.25            --               --          --     (6.90)%
      Highest contract charge 0.90% Class B   $117.49            --               --          --     (7.74)%
      All contract charges                         --           414         $ 52,708       2.97%          --
2013  Lowest contract charge 0.00% Class B    $139.91            --               --          --      21.47%
      Highest contract charge 0.90% Class B   $127.34            --               --          --      20.38%
      All contract charges                         --           414         $ 56,742       2.22%          --

                                    FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/INVESCO COMSTOCK
2017  Lowest contract charge 0.00% Class A    $193.24           --               --           --      17.98%
      Highest contract charge 0.90% Class A   $175.43           --               --           --      16.92%
      All contract charges                         --           94          $14,441        0.80%          --
2016  Lowest contract charge 0.00% Class A    $163.79           --               --           --      17.38%
      Highest contract charge 0.90% Class A   $150.04           --               --           --      16.32%
      All contract charges                         --           80          $10,866        2.44%          --
2015  Lowest contract charge 0.00% Class A    $139.54           --               --           --     (6.19)%
      Highest contract charge 0.90% Class A   $128.99           --               --           --     (7.03)%
      All contract charges                         --          100          $12,263        2.18%          --
2014  Lowest contract charge 0.00% Class A    $148.75           --               --           --       8.92%
      Highest contract charge 0.90% Class A   $138.74           --               --           --       7.94%
      All contract charges                         --          101          $13,086        1.88%          --
2013  Lowest contract charge 0.00% Class A    $136.57           --               --           --      35.08%
      Highest contract charge 0.90% Class A   $128.54           --               --           --      33.87%
      All contract charges                         --           37          $ 4,854        4.83%          --
EQ/INVESCO COMSTOCK
2017  Lowest contract charge 0.00% Class B    $245.99           --               --           --      17.98%
      Highest contract charge 0.60% Class B   $178.98           --               --           --      17.27%
      All contract charges                         --           66          $15,264        0.80%          --
2016  Lowest contract charge 0.00% Class B    $208.50           --               --           --      17.37%
      Highest contract charge 0.60% Class B   $152.62           --               --           --      16.67%
      All contract charges                         --           65          $12,804        2.44%          --
2015  Lowest contract charge 0.00% Class B    $177.64           --               --           --     (6.19)%
      Highest contract charge 0.60% Class B   $130.81           --               --           --     (6.75)%
      All contract charges                         --           71          $11,678        2.18%          --
2014  Lowest contract charge 0.00% Class B    $189.36           --               --           --       8.92%
      Highest contract charge 0.60% Class B   $140.28           --               --           --       8.26%
      All contract charges                         --           69          $12,100        1.88%          --
2013  Lowest contract charge 0.00% Class B    $173.86           --               --           --      35.04%
      Highest contract charge 0.60% Class B   $129.58           --               --           --      34.22%
      All contract charges                         --           34          $ 5,480        4.83%          --
EQ/JPMORGAN VALUE OPPORTUNITIES
2017  Lowest contract charge 0.00% Class A    $414.32           --               --           --      17.72%
      Highest contract charge 0.00% Class A   $414.32           --               --           --      17.72%
      All contract charges                         --           41          $ 4,807        0.86%          --
2016  Lowest contract charge 0.00% Class A    $351.95           --               --           --      21.53%
      Highest contract charge 0.00% Class A   $351.95           --               --           --      21.53%
      All contract charges                         --           32          $ 3,509        1.05%          --
2015  Lowest contract charge 0.00% Class A    $289.59           --               --           --     (2.25)%
      Highest contract charge 0.00% Class A   $289.59           --               --           --     (2.25)%
      All contract charges                         --           30          $ 2,225        0.70%          --
2014  Lowest contract charge 0.00% Class A    $296.27           --               --           --      14.37%
      Highest contract charge 0.00% Class A   $296.27           --               --           --      14.37%
      All contract charges                         --           21          $ 1,687        1.08%          --
2013  Lowest contract charge 0.00% Class A    $259.04           --               --           --      35.80%
      Highest contract charge 0.00% Class A   $259.04           --               --           --      35.80%
      All contract charges                         --           14          $ 1,248        2.02%          --
EQ/JPMORGAN VALUE OPPORTUNITIES
2017  Lowest contract charge 0.00% Class B    $386.87           --               --           --      17.72%
      Highest contract charge 0.90% Class B   $320.95           --               --           --      16.66%
      All contract charges                         --          131          $45,408        0.86%          --
2016  Lowest contract charge 0.00% Class B    $328.64           --               --           --      21.53%
      Highest contract charge 0.90% Class B   $275.11           --               --           --      20.44%
      All contract charges                         --          115          $34,289        1.05%          --

                                    FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/JPMORGAN VALUE OPPORTUNITIES (CONTINUED)
2015  Lowest contract charge 0.00% Class B    $270.42           --                --          --     (2.28)%
      Highest contract charge 0.90% Class B   $228.43           --                --          --     (3.16)%
      All contract charges                         --          121          $ 29,513       0.70%          --
2014  Lowest contract charge 0.00% Class B    $276.74           --                --          --      14.38%
      Highest contract charge 0.90% Class B   $235.89           --                --          --      13.35%
      All contract charges                         --          124          $ 30,663       1.08%          --
2013  Lowest contract charge 0.00% Class B    $241.95           --                --          --      35.78%
      Highest contract charge 0.90% Class B   $208.11           --                --          --      34.57%
      All contract charges                         --          127          $ 27,606       2.02%          --
EQ/LARGE CAP GROWTH INDEX
2017  Lowest contract charge 0.00% Class A    $452.25           --                --          --      29.22%
      Highest contract charge 0.60% Class A   $299.34           --                --          --      28.44%
      All contract charges                         --           86          $ 20,954       0.77%          --
2016  Lowest contract charge 0.00% Class A    $349.98           --                --          --       6.34%
      Highest contract charge 0.60% Class A   $233.05           --                --          --       5.71%
      All contract charges                         --           82          $ 16,601       1.01%          --
2015  Lowest contract charge 0.00% Class A    $329.10           --                --          --       4.86%
      Highest contract charge 0.60% Class A   $220.46           --                --          --       4.23%
      All contract charges                         --           77          $ 16,461       0.87%          --
2014  Lowest contract charge 0.00% Class A    $313.85           --                --          --      12.24%
      Highest contract charge 0.60% Class A   $211.51           --                --          --      11.57%
      All contract charges                         --           67          $ 15,886       0.91%          --
2013  Lowest contract charge 0.00% Class A    $279.62           --                --          --      32.50%
      Highest contract charge 0.60% Class A   $189.58           --                --          --      31.70%
      All contract charges                         --           66          $ 14,826       0.96%          --
EQ/LARGE CAP GROWTH INDEX
2017  Lowest contract charge 0.00% Class B    $225.05           --                --          --      29.22%
      Highest contract charge 0.90% Class B   $190.27           --                --          --      28.07%
      All contract charges                         --          680          $139,563       0.77%          --
2016  Lowest contract charge 0.00% Class B    $174.16           --                --          --       6.34%
      Highest contract charge 0.90% Class B   $148.57           --                --          --       5.39%
      All contract charges                         --          713          $113,687       1.01%          --
2015  Lowest contract charge 0.00% Class B    $163.77           --                --          --       4.87%
      Highest contract charge 0.90% Class B   $140.97           --                --          --       3.92%
      All contract charges                         --          764          $114,945       0.87%          --
2014  Lowest contract charge 0.00% Class B    $156.17           --                --          --      12.24%
      Highest contract charge 0.90% Class B   $135.65           --                --          --      11.22%
      All contract charges                         --          805          $115,779       0.91%          --
2013  Lowest contract charge 0.00% Class B    $139.14           --                --          --      32.49%
      Highest contract charge 0.90% Class B   $121.96           --                --          --      31.30%
      All contract charges                         --          883          $113,856       0.96%          --
EQ/LARGE CAP VALUE INDEX
2017  Lowest contract charge 0.00% Class A    $119.30           --                --          --      13.01%
      Highest contract charge 0.90% Class A   $108.30           --                --          --      11.98%
      All contract charges                         --          122          $ 13,848       1.94%          --
2016  Lowest contract charge 0.00% Class A    $105.57           --                --          --      16.47%
      Highest contract charge 0.90% Class A   $ 96.71           --                --          --      15.43%
      All contract charges                         --          125          $ 12,655       2.17%          --
2015  Lowest contract charge 0.00% Class A    $ 90.64           --                --          --     (4.43)%
      Highest contract charge 0.90% Class A   $ 83.78           --                --          --     (5.29)%
      All contract charges                         --          114          $ 10,014       1.96%          --
2014  Lowest contract charge 0.00% Class A    $ 94.84           --                --          --      12.62%
      Highest contract charge 0.90% Class A   $ 88.46           --                --          --      11.61%
      All contract charges                         --          112          $ 10,362       1.62%          --

                                    FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/LARGE CAP VALUE INDEX (CONTINUED)
2013  Lowest contract charge 0.00% Class A    $ 84.21           --                --          --      31.60%
      Highest contract charge 0.90% Class A   $ 79.26           --                --          --      30.40%
      All contract charges                         --          101          $  8,239       1.56%          --
EQ/LARGE CAP VALUE INDEX
2017  Lowest contract charge 0.00% Class B    $137.42           --                --          --      13.00%
      Highest contract charge 0.60% Class B   $110.56           --                --          --      12.32%
      All contract charges                         --          115          $ 15,123       1.94%          --
2016  Lowest contract charge 0.00% Class B    $121.61           --                --          --      16.47%
      Highest contract charge 0.60% Class B   $ 98.43           --                --          --      15.77%
      All contract charges                         --          105          $ 12,174       2.17%          --
2015  Lowest contract charge 0.00% Class B    $104.41           --                --          --     (4.43)%
      Highest contract charge 0.60% Class B   $ 85.02           --                --          --     (5.01)%
      All contract charges                         --           97          $  9,549       1.96%          --
2014  Lowest contract charge 0.00% Class B    $109.25           --                --          --      12.63%
      Highest contract charge 0.60% Class B   $ 89.50           --                --          --      11.96%
      All contract charges                         --           84          $  8,774       1.62%          --
2013  Lowest contract charge 0.00% Class B    $ 97.00           --                --          --      31.58%
      Highest contract charge 0.60% Class B   $ 79.94           --                --          --      30.79%
      All contract charges                         --           76          $  6,961       1.56%          --
EQ/MFS INTERNATIONAL GROWTH
2017  Lowest contract charge 0.00% Class B    $248.46           --                --          --      32.05%
      Highest contract charge 0.90% Class B   $141.35           --                --          --      30.88%
      All contract charges                         --          283          $ 51,192       0.84%          --
2016  Lowest contract charge 0.00% Class B    $188.15           --                --          --       1.98%
      Highest contract charge 0.90% Class B   $108.00           --                --          --       1.06%
      All contract charges                         --          283          $ 38,646       1.00%          --
2015  Lowest contract charge 0.00% Class B    $184.50           --                --          --       0.20%
      Highest contract charge 0.90% Class B   $106.87           --                --          --     (0.71)%
      All contract charges                         --          285          $ 37,624       0.60%          --
2014  Lowest contract charge 0.00% Class B    $184.13           --                --          --     (5.01)%
      Highest contract charge 0.90% Class B   $107.63           --                --          --     (5.86)%
      All contract charges                         --          287          $ 37,394       0.94%          --
2013  Lowest contract charge 0.00% Class B    $193.84           --                --          --      13.65%
      Highest contract charge 0.90% Class B   $114.33           --                --          --      12.63%
      All contract charges                         --          291          $ 39,189       0.94%          --
EQ/MID CAP INDEX
2017  Lowest contract charge 0.00% Class A    $457.47           --                --          --      15.48%
      Highest contract charge 0.60% Class A   $311.82           --                --          --      14.79%
      All contract charges                         --          168          $ 38,774       0.93%          --
2016  Lowest contract charge 0.00% Class A    $396.14           --                --          --      19.91%
      Highest contract charge 0.60% Class A   $271.64           --                --          --      19.19%
      All contract charges                         --          149          $ 32,505       1.09%          --
2015  Lowest contract charge 0.00% Class A    $330.36           --                --          --     (2.86)%
      Highest contract charge 0.60% Class A   $227.90           --                --          --     (3.44)%
      All contract charges                         --          141          $ 28,395       0.86%          --
2014  Lowest contract charge 0.00% Class A    $340.09           --                --          --       8.99%
      Highest contract charge 0.60% Class A   $236.02           --                --          --       8.34%
      All contract charges                         --          129          $ 29,901       0.80%          --
2013  Lowest contract charge 0.00% Class A    $312.03           --                --          --      32.58%
      Highest contract charge 0.60% Class A   $217.86           --                --          --      31.79%
      All contract charges                         --          119          $ 28,884       0.77%          --
EQ/MID CAP INDEX
2017  Lowest contract charge 0.00% Class B    $292.20           --                --          --      15.48%
      Highest contract charge 0.90% Class B   $249.83           --                --          --      14.44%
      All contract charges                         --          432          $118,329       0.93%          --

                                    FSA-139

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/MID CAP INDEX (CONTINUED)
2016  Lowest contract charge 0.00% Class B    $253.03            --               --          --      19.91%
      Highest contract charge 0.90% Class B   $218.30            --               --          --      18.84%
      All contract charges                         --           400         $ 94,440       1.09%          --
2015  Lowest contract charge 0.00% Class B    $211.01            --               --          --     (2.86)%
      Highest contract charge 0.90% Class B   $183.70            --               --          --     (3.73)%
      All contract charges                         --           419         $ 82,531       0.86%          --
2014  Lowest contract charge 0.00% Class B    $217.22            --               --          --       8.99%
      Highest contract charge 0.90% Class B   $190.82            --               --          --       8.01%
      All contract charges                         --           427         $ 86,668       0.80%          --
2013  Lowest contract charge 0.00% Class B    $199.30            --               --          --      32.58%
      Highest contract charge 0.90% Class B   $176.67            --               --          --      31.38%
      All contract charges                         --           449         $ 83,977       0.77%          --
EQ/MONEY MARKET
2017  Lowest contract charge 0.00% Class A    $172.76            --               --          --       0.40%
      Highest contract charge 0.90% Class A   $148.82            --               --          --     (0.50)%
      All contract charges                         --         1,389         $100,524       0.39%          --
2016  Lowest contract charge 0.00% Class A    $172.07            --               --          --          --
      Highest contract charge 0.90% Class A   $149.57            --               --          --     (0.89)%
      All contract charges                         --         1,609         $112,607       0.00%          --
2015  Lowest contract charge 0.00% Class A    $172.07            --               --          --          --
      Highest contract charge 0.90% Class A   $150.92            --               --          --     (0.90)%
      All contract charges                         --         1,459         $116,349       0.00%          --
2014  Lowest contract charge 0.00% Class A    $172.07            --               --          --          --
      Highest contract charge 0.90% Class A   $152.29            --               --          --     (0.90)%
      All contract charges                         --         1,156         $125,159       0.00%          --
2013  Lowest contract charge 0.00% Class A    $172.07            --               --          --          --
      Highest contract charge 0.90% Class A   $153.67            --               --          --     (0.90)%
      All contract charges                         --         1,206         $130,681       0.00%          --
EQ/MONEY MARKET
2017  Lowest contract charge 0.00% Class B    $132.02            --               --          --       0.40%
      Highest contract charge 0.60% Class B   $123.43            --               --          --     (0.20)%
      All contract charges                         --           418         $ 53,555       0.39%          --
2016  Lowest contract charge 0.00% Class B    $131.49            --               --          --          --
      Highest contract charge 0.60% Class B   $123.68            --               --          --     (0.59)%
      All contract charges                         --           360         $ 45,810       0.00%          --
2015  Lowest contract charge 0.00% Class B    $131.49            --               --          --     (0.01)%
      Highest contract charge 0.60% Class B   $124.42            --               --          --     (0.60)%
      All contract charges                         --           343         $ 43,876       0.00%          --
2014  Lowest contract charge 0.00% Class B    $131.50            --               --          --       0.01%
      Highest contract charge 0.60% Class B   $125.17            --               --          --     (0.60)%
      All contract charges                         --           330         $ 42,162       0.00%          --
2013  Lowest contract charge 0.00% Class B    $131.49            --               --          --          --
      Highest contract charge 0.60% Class B   $125.93            --               --          --     (0.60)%
      All contract charges                         --           407         $ 52,804       0.00%          --
EQ/PIMCO ULTRA SHORT BOND
2017  Lowest contract charge 0.00% Class A    $120.08            --               --          --       1.88%
      Highest contract charge 0.90% Class A   $109.02            --               --          --       0.97%
      All contract charges                         --           138         $ 15,815       1.32%          --
2016  Lowest contract charge 0.00% Class A    $117.86            --               --          --       1.99%
      Highest contract charge 0.90% Class A   $107.97            --               --          --       1.08%
      All contract charges                         --           125         $ 14,261       1.00%          --
2015  Lowest contract charge 0.00% Class A    $115.56            --               --          --     (0.28)%
      Highest contract charge 0.90% Class A   $106.82            --               --          --     (1.17)%
      All contract charges                         --           145         $ 16,282       0.47%          --

                                    FSA-140

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/PIMCO ULTRA SHORT BOND (CONTINUED)
2014  Lowest contract charge 0.00% Class A    $115.88           --               --           --     (0.09)%
      Highest contract charge 0.90% Class A   $108.09           --               --           --     (0.99)%
      All contract charges                         --          156          $17,494        0.38%          --
2013  Lowest contract charge 0.00% Class A    $115.98           --               --           --       0.03%
      Highest contract charge 0.90% Class A   $109.17           --               --           --     (0.87)%
      All contract charges                         --          183          $20,583        0.72%          --
EQ/PIMCO ULTRA SHORT BOND
2017  Lowest contract charge 0.00% Class B    $123.07           --               --           --       1.90%
      Highest contract charge 0.60% Class B   $112.00           --               --           --       1.28%
      All contract charges                         --          146          $17,454        1.32%          --
2016  Lowest contract charge 0.00% Class B    $120.78           --               --           --       1.98%
      Highest contract charge 0.60% Class B   $110.58           --               --           --       1.38%
      All contract charges                         --          142          $16,743        1.00%          --
2015  Lowest contract charge 0.00% Class B    $118.43           --               --           --     (0.27)%
      Highest contract charge 0.60% Class B   $109.08           --               --           --     (0.87)%
      All contract charges                         --          153          $17,504        0.47%          --
2014  Lowest contract charge 0.00% Class B    $118.75           --               --           --     (0.09)%
      Highest contract charge 0.60% Class B   $110.04           --               --           --     (0.69)%
      All contract charges                         --          165          $19,037        0.38%          --
2013  Lowest contract charge 0.00% Class B    $118.86           --               --           --       0.08%
      Highest contract charge 0.60% Class B   $110.80           --               --           --     (0.52)%
      All contract charges                         --          158          $18,293        0.72%          --
EQ/QUALITY BOND PLUS
2017  Lowest contract charge 0.00% Class A    $257.00           --               --           --       1.39%
      Highest contract charge 0.90% Class A   $194.72           --               --           --       0.48%
      All contract charges                         --          173          $25,722        1.17%          --
2016  Lowest contract charge 0.00% Class A    $253.48           --               --           --       1.18%
      Highest contract charge 0.90% Class A   $193.79           --               --           --       0.27%
      All contract charges                         --          203          $36,245        1.15%          --
2015  Lowest contract charge 0.00% Class A    $250.53           --               --           --       0.22%
      Highest contract charge 0.90% Class A   $193.27           --               --           --     (0.68)%
      All contract charges                         --          208          $38,216        1.06%          --
2014  Lowest contract charge 0.00% Class A    $249.97           --               --           --       2.90%
      Highest contract charge 0.90% Class A   $194.59           --               --           --       1.98%
      All contract charges                         --          222          $41,887        0.99%          --
2013  Lowest contract charge 0.00% Class A    $242.92           --               --           --     (2.28)%
      Highest contract charge 0.90% Class A   $190.82           --               --           --     (3.16)%
      All contract charges                         --          241          $44,253        0.35%          --
EQ/QUALITY BOND PLUS
2017  Lowest contract charge 0.00% Class B    $173.41           --               --           --       1.39%
      Highest contract charge 0.60% Class B   $154.75           --               --           --       0.79%
      All contract charges                         --          122          $19,553        1.17%          --
2016  Lowest contract charge 0.00% Class B    $171.04           --               --           --       1.18%
      Highest contract charge 0.60% Class B   $153.54           --               --           --       0.57%
      All contract charges                         --          129          $20,541        1.15%          --
2015  Lowest contract charge 0.00% Class B    $169.05           --               --           --       0.23%
      Highest contract charge 0.60% Class B   $152.67           --               --           --     (0.38)%
      All contract charges                         --          132          $20,722        1.06%          --
2014  Lowest contract charge 0.00% Class B    $168.67           --               --           --       2.90%
      Highest contract charge 0.60% Class B   $153.25           --               --           --       2.29%
      All contract charges                         --          137          $21,519        0.99%          --
2013  Lowest contract charge 0.00% Class B    $163.91           --               --           --     (2.28)%
      Highest contract charge 0.60% Class B   $149.82           --               --           --     (2.87)%
      All contract charges                         --          146          $22,325        0.35%          --

                                    FSA-141

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/SMALL COMPANY INDEX
2017  Lowest contract charge 0.00% Class A    $516.30           --                --          --      14.01%
      Highest contract charge 0.90% Class A   $397.65           --                --          --      12.99%
      All contract charges                         --          211          $ 56,792       1.08%          --
2016  Lowest contract charge 0.00% Class A    $452.86           --                --          --      20.53%
      Highest contract charge 0.90% Class A   $351.94           --                --          --      19.45%
      All contract charges                         --          182          $ 49,667       1.17%          --
2015  Lowest contract charge 0.00% Class A    $375.73           --                --          --     (4.57)%
      Highest contract charge 0.90% Class A   $294.64           --                --          --     (5.43)%
      All contract charges                         --          175          $ 43,006       0.92%          --
2014  Lowest contract charge 0.00% Class A    $393.71           --                --          --       4.85%
      Highest contract charge 0.90% Class A   $311.55           --                --          --       3.91%
      All contract charges                         --          163          $ 45,618       0.80%          --
2013  Lowest contract charge 0.00% Class A    $375.50           --                --          --      37.45%
      Highest contract charge 0.90% Class A   $299.84           --                --          --      36.21%
      All contract charges                         --          170          $ 46,278       0.98%          --
EQ/SMALL COMPANY INDEX
2017  Lowest contract charge 0.00% Class B    $374.84           --                --          --      14.01%
      Highest contract charge 0.90% Class B   $347.55           --                --          --      12.99%
      All contract charges                         --          120          $ 44,655       1.08%          --
2016  Lowest contract charge 0.00% Class B    $328.79           --                --          --      20.53%
      Highest contract charge 0.90% Class B   $307.60           --                --          --      19.45%
      All contract charges                         --          111          $ 36,249       1.17%          --
2015  Lowest contract charge 0.00% Class B    $272.79           --                --          --     (4.57)%
      Highest contract charge 0.90% Class B   $257.52           --                --          --     (5.43)%
      All contract charges                         --          104          $ 28,328       0.92%          --
2014  Lowest contract charge 0.00% Class B    $285.84           --                --          --       4.85%
      Highest contract charge 0.90% Class B   $272.30           --                --          --       3.90%
      All contract charges                         --           99          $ 28,159       0.80%          --
2013  Lowest contract charge 0.00% Class B    $272.63           --                --          --      37.46%
      Highest contract charge 0.90% Class B   $262.07           --                --          --      36.22%
      All contract charges                         --           93          $ 25,369       0.98%          --
EQ/T. ROWE PRICE GROWTH STOCK
2017  Lowest contract charge 0.00% Class A    $254.60           --                --          --      33.37%
      Highest contract charge 0.60% Class A   $238.50           --                --          --      32.57%
      All contract charges                         --          229          $ 10,385       0.00%          --
2016  Lowest contract charge 0.00% Class A    $190.90           --                --          --       1.34%
      Highest contract charge 0.60% Class A   $179.91           --                --          --       0.74%
      All contract charges                         --          164          $  5,664       0.00%          --
2015  Lowest contract charge 0.00% Class A    $188.38           --                --          --      10.23%
      Highest contract charge 0.60% Class A   $178.59           --                --          --       9.56%
      All contract charges                         --          125          $  4,398       0.00%          --
2014  Lowest contract charge 0.00% Class A    $170.90           --                --          --       8.64%
      Highest contract charge 0.60% Class A   $163.01           --                --          --       7.99%
      All contract charges                         --           55          $  2,411       0.00%          --
2013  Lowest contract charge 0.00% Class A    $157.31           --                --          --      37.93%
      Highest contract charge 0.60% Class A   $150.95           --                --          --      37.12%
      All contract charges                         --           31          $  1,490       0.00%          --
EQ/T. ROWE PRICE GROWTH STOCK
2017  Lowest contract charge 0.00% Class B    $298.21           --                --          --      33.37%
      Highest contract charge 0.90% Class B   $228.14           --                --          --      32.17%
      All contract charges                         --          394          $101,528       0.00%          --
2016  Lowest contract charge 0.00% Class B    $223.60           --                --          --       1.34%
      Highest contract charge 0.90% Class B   $172.61           --                --          --       0.43%
      All contract charges                         --          375          $ 72,640       0.00%          --

                                    FSA-142

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
EQ/T. ROWE PRICE GROWTH STOCK (CONTINUED)
2015  Lowest contract charge 0.00% Class B            $220.65           --                --          --      10.23%
      Highest contract charge 0.90% Class B           $171.87           --                --          --       9.23%
      All contract charges                                 --          416          $ 79,230       0.00%          --
2014  Lowest contract charge 0.00% Class B            $200.18           --                --          --       8.64%
      Highest contract charge 0.90% Class B           $157.34           --                --          --       7.66%
      All contract charges                                 --          360          $ 62,179       0.00%          --
2013  Lowest contract charge 0.00% Class B            $184.26           --                --          --      37.92%
      Highest contract charge 0.90% Class B           $146.15           --                --          --      36.69%
      All contract charges                                 --          345          $ 54,397       0.00%          --
EQ/UBS GROWTH & INCOME
2017  Lowest contract charge 0.00% Class B            $277.48           --                --          --      21.28%
      Highest contract charge 0.90% Class B           $175.24           --                --          --      20.19%
      All contract charges                                 --           76          $ 16,096       0.29%          --
2016  Lowest contract charge 0.00% Class B            $228.79           --                --          --      10.14%
      Highest contract charge 0.90% Class B           $145.80           --                --          --       9.16%
      All contract charges                                 --           63          $ 11,384       0.78%          --
2015  Lowest contract charge 0.00% Class B            $207.72           --                --          --     (1.42)%
      Highest contract charge 0.90% Class B           $133.57           --                --          --     (2.31)%
      All contract charges                                 --           75          $ 12,167       0.58%          --
2014  Lowest contract charge 0.00% Class B            $210.72           --                --          --      14.44%
      Highest contract charge 0.90% Class B           $136.73           --                --          --      13.41%
      All contract charges                                 --           67          $ 11,001       0.65%          --
2013  Lowest contract charge 0.00% Class B            $184.13           --                --          --      35.54%
      Highest contract charge 0.90% Class B           $120.56           --                --          --      34.31%
      All contract charges                                 --           63          $  8,990       1.10%          --
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO
2017  Lowest contract charge 0.00% Service Class 2    $271.75           --                --          --      18.49%
      Highest contract charge 0.00% Service Class 2   $271.75           --                --          --      18.49%
      All contract charges                                 --           15          $  1,590       1.05%          --
2016  Lowest contract charge 0.00% Service Class 2    $229.35           --                --          --       2.18%
      Highest contract charge 0.00% Service Class 2   $229.35           --                --          --       2.18%
      All contract charges                                 --           14          $  1,383       1.33%          --
2015  Lowest contract charge 0.00% Service Class 2    $224.46           --                --          --     (0.19)%
      Highest contract charge 0.00% Service Class 2   $224.46           --                --          --     (0.19)%
      All contract charges                                 --           15          $  1,264       0.98%          --
2014  Lowest contract charge 0.00% Service Class 2    $224.88           --                --          --       5.55%
      Highest contract charge 0.00% Service Class 2   $224.88           --                --          --       5.55%
      All contract charges                                 --           17          $  1,482       0.81%          --
2013  Lowest contract charge 0.00% Service Class 2    $213.05           --                --          --      22.09%
      Highest contract charge 0.00% Service Class 2   $213.05           --                --          --      22.09%
      All contract charges                                 --           13          $  1,320       0.68%          --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
2017  Lowest contract charge 0.00% Service Class 2    $439.67           --                --          --      21.59%
      Highest contract charge 0.90% Service Class 2   $216.26           --                --          --      20.50%
      All contract charges                                 --          573          $104,146       0.79%          --
2016  Lowest contract charge 0.00% Service Class 2    $361.61           --                --          --       7.73%
      Highest contract charge 0.90% Service Class 2   $179.47           --                --          --       6.76%
      All contract charges                                 --          538          $ 85,572       0.61%          --
2015  Lowest contract charge 0.00% Service Class 2    $335.66           --                --          --       0.42%
      Highest contract charge 0.90% Service Class 2   $168.10           --                --          --     (0.49)%
      All contract charges                                 --          570          $ 86,521       0.81%          --
2014  Lowest contract charge 0.00% Service Class 2    $334.27           --                --          --      11.65%
      Highest contract charge 0.90% Service Class 2   $168.93           --                --          --      10.65%
      All contract charges                                 --          569          $ 87,938       0.76%          --

                                    FSA-143

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO (CONTINUED)
2013  Lowest contract charge 0.00% Service Class 2    $299.38           --               --           --      30.95%
      Highest contract charge 0.90% Service Class 2   $152.67           --               --           --      29.78%
      All contract charges                                 --          497          $70,922        1.23%          --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
2017  Lowest contract charge 0.00% Service Class 2    $328.36           --               --           --      12.65%
      Highest contract charge 0.00% Service Class 2   $328.36           --               --           --      12.65%
      All contract charges                                 --           47          $ 1,798        1.52%          --
2016  Lowest contract charge 0.00% Service Class 2    $291.49           --               --           --      17.71%
      Highest contract charge 0.00% Service Class 2   $291.49           --               --           --      17.71%
      All contract charges                                 --           42          $ 1,580        2.59%          --
2015  Lowest contract charge 0.00% Service Class 2    $247.63           --               --           --     (4.24)%
      Highest contract charge 0.00% Service Class 2   $247.63           --               --           --     (4.24)%
      All contract charges                                 --           30          $ 1,051        3.14%          --
2014  Lowest contract charge 0.00% Service Class 2    $258.59           --               --           --       8.48%
      Highest contract charge 0.00% Service Class 2   $258.59           --               --           --       8.48%
      All contract charges                                 --           25          $ 1,007        2.47%          --
2013  Lowest contract charge 0.00% Service Class 2    $238.38           --               --           --      27.82%
      Highest contract charge 0.00% Service Class 2   $238.38           --               --           --      27.82%
      All contract charges                                 --           28          $ 1,373        2.28%          --
FIDELITY(R) VIP GOVERNMENT MONEY MARKET PORTFOLIO
2017  Lowest contract charge 0.00% Service Class 2    $100.74           --               --           --       0.43%
      Highest contract charge 0.00% Service Class 2   $100.74           --               --           --       0.43%
      All contract charges                                 --           96          $ 1,089        0.43%          --
2016  Lowest contract charge 0.00% Service Class 2    $100.31           --               --           --       0.01%
      Highest contract charge 0.00% Service Class 2   $100.31           --               --           --       0.01%
      All contract charges                                 --           73          $ 1,332        0.02%          --
2015  Lowest contract charge 0.00% Service Class 2    $100.30           --               --           --       0.01%
      Highest contract charge 0.00% Service Class 2   $100.30           --               --           --       0.01%
      All contract charges                                 --           67          $   997        0.01%          --
2014  Lowest contract charge 0.00% Service Class 2    $100.29           --               --           --       0.01%
      Highest contract charge 0.00% Service Class 2   $100.29           --               --           --       0.01%
      All contract charges                                 --           73          $   999        0.01%          --
2013  Lowest contract charge 0.00% Service Class 2    $100.28           --               --           --       0.01%
      Highest contract charge 0.00% Service Class 2   $100.28           --               --           --       0.01%
      All contract charges                                 --           69          $ 1,329        0.01%          --
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO
2017  Lowest contract charge 0.00% Service Class 2    $329.27           --               --           --      16.61%
      Highest contract charge 0.90% Service Class 2   $226.10           --               --           --      15.56%
      All contract charges                                 --           85          $10,171        1.04%          --
2016  Lowest contract charge 0.00% Service Class 2    $282.36           --               --           --      15.81%
      Highest contract charge 0.90% Service Class 2   $195.65           --               --           --      14.77%
      All contract charges                                 --           78          $ 8,609        1.67%          --
2015  Lowest contract charge 0.00% Service Class 2    $243.82           --               --           --     (2.54)%
      Highest contract charge 0.90% Service Class 2   $170.47           --               --           --     (3.42)%
      All contract charges                                 --           75          $ 7,288        1.89%          --
2014  Lowest contract charge 0.00% Service Class 2    $250.17           --               --           --      10.23%
      Highest contract charge 0.90% Service Class 2   $176.50           --               --           --       9.23%
      All contract charges                                 --           68          $ 7,537        1.76%          --
2013  Lowest contract charge 0.00% Service Class 2    $226.96           --               --           --      33.25%
      Highest contract charge 0.90% Service Class 2   $161.58           --               --           --      32.05%
      All contract charges                                 --           53          $ 5,885        1.91%          --
FIDELITY(R) VIP HIGH INCOME PORTFOLIO
2017  Lowest contract charge 0.00% Service Class 2    $263.02           --               --           --       6.91%
      Highest contract charge 0.00% Service Class 2   $263.02           --               --           --       6.91%
      All contract charges                                 --           78          $ 4,071        5.22%          --

                                    FSA-144

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO (CONTINUED)
2016  Lowest contract charge 0.00% Service Class 2    $246.01           --               --           --      14.17%
      Highest contract charge 0.00% Service Class 2   $246.01           --               --           --      14.17%
      All contract charges                                 --           72          $ 3,626        5.77%          --
2015  Lowest contract charge 0.00% Service Class 2    $215.48           --               --           --     (3.86)%
      Highest contract charge 0.00% Service Class 2   $215.48           --               --           --     (3.86)%
      All contract charges                                 --           70          $ 3,378        5.88%          --
2014  Lowest contract charge 0.00% Service Class 2    $224.14           --               --           --       0.90%
      Highest contract charge 0.00% Service Class 2   $224.14           --               --           --       0.90%
      All contract charges                                 --           72          $ 5,043        5.13%          --
2013  Lowest contract charge 0.00% Service Class 2    $222.14           --               --           --       5.70%
      Highest contract charge 0.00% Service Class 2   $222.14           --               --           --       5.70%
      All contract charges                                 --           81          $10,831        5.40%          --
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO
2017  Lowest contract charge 0.00% Service Class 2    $177.96           --               --           --       3.99%
      Highest contract charge 0.00% Service Class 2   $177.96           --               --           --       3.99%
      All contract charges                                 --          588          $16,362        1.80%          --
2016  Lowest contract charge 0.00% Service Class 2    $171.13           --               --           --       4.47%
      Highest contract charge 0.00% Service Class 2   $171.13           --               --           --       4.47%
      All contract charges                                 --          449          $ 9,201        2.76%          --
2015  Lowest contract charge 0.00% Service Class 2    $163.80           --               --           --     (0.85)%
      Highest contract charge 0.00% Service Class 2   $163.80           --               --           --     (0.85)%
      All contract charges                                 --          385          $ 7,133        2.64%          --
2014  Lowest contract charge 0.00% Service Class 2    $165.20           --               --           --       5.62%
      Highest contract charge 0.00% Service Class 2   $165.20           --               --           --       5.62%
      All contract charges                                 --          262          $ 8,319        2.10%          --
2013  Lowest contract charge 0.00% Service Class 2    $156.41           --               --           --     (2.07)%
      Highest contract charge 0.00% Service Class 2   $156.41           --               --           --     (2.07)%
      All contract charges                                 --          222          $14,747        1.88%          --
FIDELITY(R) VIP MID CAP PORTFOLIO
2017  Lowest contract charge 0.00% Service Class 2    $581.78           --               --           --      20.53%
      Highest contract charge 0.90% Service Class 2   $206.45           --               --           --      19.45%
      All contract charges                                 --          238          $31,628        0.51%          --
2016  Lowest contract charge 0.00% Service Class 2    $482.67           --               --           --      11.92%
      Highest contract charge 0.90% Service Class 2   $172.83           --               --           --      10.92%
      All contract charges                                 --          197          $24,006        0.34%          --
2015  Lowest contract charge 0.00% Service Class 2    $431.25           --               --           --     (1.63)%
      Highest contract charge 0.90% Service Class 2   $155.81           --               --           --     (2.52)%
      All contract charges                                 --          171          $20,947        0.18%          --
2014  Lowest contract charge 0.00% Service Class 2    $438.39           --               --           --       6.03%
      Highest contract charge 0.90% Service Class 2   $159.83           --               --           --       5.08%
      All contract charges                                 --          160          $32,742        0.02%          --
2013  Lowest contract charge 0.00% Service Class 2    $413.45           --               --           --      35.87%
      Highest contract charge 0.90% Service Class 2   $152.11           --               --           --      34.65%
      All contract charges                                 --          152          $30,675        0.30%          --
FIDELITY(R) VIP VALUE PORTFOLIO
2017  Lowest contract charge 0.00% Service Class 2    $343.12           --               --           --      15.36%
      Highest contract charge 0.00% Service Class 2   $343.12           --               --           --      15.36%
      All contract charges                                 --           15          $   808        1.08%          --
2016  Lowest contract charge 0.00% Service Class 2    $297.43           --               --           --      11.71%
      Highest contract charge 0.00% Service Class 2   $297.43           --               --           --      11.71%
      All contract charges                                 --           12          $   732        1.07%          --
2015  Lowest contract charge 0.00% Service Class 2    $266.25           --               --           --     (0.97)%
      Highest contract charge 0.00% Service Class 2   $266.25           --               --           --     (0.97)%
      All contract charges                                 --           12          $ 1,247        1.12%          --

                                    FSA-145

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
FIDELITY(R) VIP VALUE PORTFOLIO (CONTINUED)
2014  Lowest contract charge 0.00% Service Class 2    $268.87           --               --           --      11.11%
      Highest contract charge 0.00% Service Class 2   $268.87           --               --           --      11.11%
      All contract charges                                 --            9          $ 1,519        1.19%          --
2013  Lowest contract charge 0.00% Service Class 2    $241.99           --               --           --      32.18%
      Highest contract charge 0.00% Service Class 2   $241.99           --               --           --      32.18%
      All contract charges                                 --            8          $ 1,244        0.93%          --
FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO
2017  Lowest contract charge 0.00% Service Class 2    $429.63           --               --           --      19.08%
      Highest contract charge 0.00% Service Class 2   $429.63           --               --           --      19.08%
      All contract charges                                 --            6          $   529        1.32%          --
2016  Lowest contract charge 0.00% Service Class 2    $360.78           --               --           --       9.27%
      Highest contract charge 0.00% Service Class 2   $360.78           --               --           --       9.27%
      All contract charges                                 --            3          $   334        0.89%          --
2015  Lowest contract charge 0.00% Service Class 2    $330.17           --               --           --     (3.19)%
      Highest contract charge 0.00% Service Class 2   $330.17           --               --           --     (3.19)%
      All contract charges                                 --            4          $   333        0.90%          --
2014  Lowest contract charge 0.00% Service Class 2    $341.05           --               --           --       6.51%
      Highest contract charge 0.00% Service Class 2   $341.05           --               --           --       6.51%
      All contract charges                                 --            3          $   323        0.74%          --
2013  Lowest contract charge 0.00% Service Class 2    $320.19           --               --           --      30.18%
      Highest contract charge 0.00% Service Class 2   $320.19           --               --           --      30.18%
      All contract charges                                 --            3          $   533        0.60%          --
FRANKLIN MUTUAL SHARES VIP FUND
2017  Lowest contract charge 0.00% Class 2            $191.25           --               --           --       8.35%
      Highest contract charge 0.90% Class 2           $178.41           --               --           --       7.37%
      All contract charges                                 --          101          $10,881        2.25%          --
2016  Lowest contract charge 0.00% Class 2            $176.51           --               --           --      16.06%
      Highest contract charge 0.90% Class 2           $166.16           --               --           --      15.02%
      All contract charges                                 --           95          $10,495        1.93%          --
2015  Lowest contract charge 0.00% Class 2            $152.09           --               --           --     (4.94)%
      Highest contract charge 0.90% Class 2           $144.46           --               --           --     (5.79)%
      All contract charges                                 --          102          $10,352        3.16%          --
2014  Lowest contract charge 0.00% Class 2            $159.99           --               --           --       7.12%
      Highest contract charge 0.90% Class 2           $153.34           --               --           --       6.15%
      All contract charges                                 --           99          $11,542        2.06%          --
2013  Lowest contract charge 0.00% Class 2            $149.35           --               --           --      28.26%
      Highest contract charge 0.90% Class 2           $144.45           --               --           --      27.11%
      All contract charges                                 --          107          $12,070        2.07%          --
FRANKLIN RISING DIVIDENDS VIP FUND
2017  Lowest contract charge 0.00% Class 2            $244.66           --               --           --      20.56%
      Highest contract charge 0.90% Class 2           $228.24           --               --           --      19.48%
      All contract charges                                 --          244          $58,784        1.50%          --
2016  Lowest contract charge 0.00% Class 2            $202.94           --               --           --      16.04%
      Highest contract charge 0.90% Class 2           $191.03           --               --           --      15.00%
      All contract charges                                 --          272          $54,019        1.39%          --
2015  Lowest contract charge 0.00% Class 2            $174.89           --               --           --     (3.65)%
      Highest contract charge 0.90% Class 2           $166.12           --               --           --     (4.51)%
      All contract charges                                 --          288          $49,522        1.42%          --
2014  Lowest contract charge 0.00% Class 2            $181.51           --               --           --       8.72%
      Highest contract charge 0.90% Class 2           $173.97           --               --           --       7.74%
      All contract charges                                 --          299          $53,364        1.31%          --
2013  Lowest contract charge 0.00% Class 2            $166.95           --               --           --      29.69%
      Highest contract charge 0.90% Class 2           $161.47           --               --           --      28.53%
      All contract charges                                 --          293          $48,326        1.58%          --

                                    FSA-146

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                    ----------------------------------------------------------------
                                                                                 ACCUMULATION
                                                               UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                    UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                    ---------- ----------------- ------------ ------------- --------
FRANKLIN SMALL CAP VALUE VIP FUND
2017  Lowest contract charge 0.00% Class 2           $222.45           --               --           --       10.65%
      Highest contract charge 0.90% Class 2          $207.52           --               --           --        9.66%
      All contract charges                                --          199          $12,256        0.51%           --
2016  Lowest contract charge 0.00% Class 2           $201.04           --               --           --       30.18%
      Highest contract charge 0.90% Class 2          $189.24           --               --           --       29.02%
      All contract charges                                --          158          $11,113        0.69%           --
2015  Lowest contract charge 0.00% Class 2           $154.43           --               --           --      (7.38)%
      Highest contract charge 0.90% Class 2          $146.68           --               --           --      (8.22)%
      All contract charges                                --          118          $ 5,236        0.63%           --
2014  Lowest contract charge 0.00% Class 2           $166.74           --               --           --        0.57%
      Highest contract charge 0.90% Class 2          $159.81           --               --           --      (0.34)%
      All contract charges                                --           99          $ 5,650        0.61%           --
2013  Lowest contract charge 0.00% Class 2           $165.79           --               --           --       36.24%
      Highest contract charge 0.90% Class 2          $160.35           --               --           --       35.01%
      All contract charges                                --           83          $ 6,511        1.36%           --
FRANKLIN STRATEGIC INCOME VIP FUND
2017  Lowest contract charge 0.00% Class 2           $138.97           --               --           --        4.56%
      Highest contract charge 0.90% Class 2          $129.64           --               --           --        3.62%
      All contract charges                                --          253          $34,676        2.89%           --
2016  Lowest contract charge 0.00% Class 2           $132.91           --               --           --        7.94%
      Highest contract charge 0.90% Class 2          $125.11           --               --           --        6.97%
      All contract charges                                --          235          $30,795        3.43%           --
2015  Lowest contract charge 0.00% Class 2           $123.13           --               --           --      (3.87)%
      Highest contract charge 0.90% Class 2          $116.96           --               --           --      (4.73)%
      All contract charges                                --          240          $29,159        6.36%           --
2014  Lowest contract charge 0.00% Class 2           $128.09           --               --           --        1.86%
      Highest contract charge 0.90% Class 2          $122.77           --               --           --        0.95%
      All contract charges                                --          226          $28,646        5.79%           --
2013  Lowest contract charge 0.00% Class 2           $125.75           --               --           --        3.32%
      Highest contract charge 0.90% Class 2          $121.62           --               --           --        2.38%
      All contract charges                                --          200          $24,932        6.01%           --
GOLDMAN SACHS VIT MID CAP VALUE FUND
2017  Lowest contract charge 0.00% Service Shares    $204.29           --               --           --       10.85%
      Highest contract charge 0.90% Service Shares   $190.57           --               --           --        9.85%
      All contract charges                                --           64          $12,722        0.54%           --
2016  Lowest contract charge 0.00% Service Shares    $184.30           --               --           --       13.28%
      Highest contract charge 0.90% Service Shares   $173.48           --               --           --       12.26%
      All contract charges                                --           57          $10,371        1.13%           --
2015  Lowest contract charge 0.00% Service Shares    $162.70           --               --           --      (9.52)%
      Highest contract charge 0.90% Service Shares   $154.53           --               --           --     (10.34)%
      All contract charges                                --           63          $10,210        0.11%           --
2014  Lowest contract charge 0.00% Service Shares    $179.82           --               --           --       13.29%
      Highest contract charge 0.90% Service Shares   $172.35           --               --           --       12.27%
      All contract charges                                --           59          $10,520        0.90%           --
2013  Lowest contract charge 0.00% Service Shares    $158.73           --               --           --       32.55%
      Highest contract charge 0.90% Service Shares   $153.52           --               --           --       31.36%
      All contract charges                                --           55          $ 8,694        0.50%           --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
2017  Lowest contract charge 0.00% Series II         $203.12           --               --           --        8.35%
      Highest contract charge 0.00% Series II        $203.12           --               --           --        8.35%
      All contract charges                                --          574          $14,465        1.49%           --
2016  Lowest contract charge 0.00% Series II         $187.47           --               --           --       14.53%
      Highest contract charge 0.00% Series II        $187.47           --               --           --       14.53%
      All contract charges                                --          554          $13,211        1.55%           --

                                    FSA-147

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                    ----------------------------------------------------------------
                                                                                 ACCUMULATION
                                                               UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                    UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                    ---------- ----------------- ------------ ------------- --------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND (CONTINUED)
2015     Lowest contract charge 0.00% Series II      $163.68           --               --           --       1.82%
         Highest contract charge 0.00% Series II     $163.68           --               --           --       1.82%
         All contract charges                             --          136          $ 3,477        1.62%          --
2014     Lowest contract charge 0.00% Series II      $160.76           --               --           --      12.54%
         Highest contract charge 0.00% Series II     $160.76           --               --           --      12.54%
         All contract charges                             --           49          $ 2,094        1.14%          --
2013     Lowest contract charge 0.00% Series II      $142.85           --               --           --      30.77%
         Highest contract charge 0.00% Series II     $142.85           --               --           --      30.77%
         All contract charges                             --           22          $ 1,324        2.15%          --
INVESCO V.I. GLOBAL REAL ESTATE FUND
2017     Lowest contract charge 0.00% Series II      $175.68           --               --           --      12.72%
         Highest contract charge 0.90% Series II     $163.89           --               --           --      11.72%
         All contract charges                             --          395          $38,103        3.02%          --
2016     Lowest contract charge 0.00% Series II      $155.85           --               --           --       1.82%
         Highest contract charge 0.90% Series II     $146.70           --               --           --       0.90%
         All contract charges                             --          370          $35,067        1.46%          --
2015     Lowest contract charge 0.00% Series II      $153.07           --               --           --     (1.74)%
         Highest contract charge 0.90% Series II     $145.39           --               --           --     (2.63)%
         All contract charges                             --          335          $32,763        3.41%          --
2014     Lowest contract charge 0.00% Series II      $155.78           --               --           --      14.34%
         Highest contract charge 0.90% Series II     $149.31           --               --           --      13.31%
         All contract charges                             --          284          $30,513        1.51%          --
2013     Lowest contract charge 0.00% Series II      $136.24           --               --           --       2.44%
         Highest contract charge 0.90% Series II     $131.77           --               --           --       1.52%
         All contract charges                             --          196          $21,013        3.72%          --
INVESCO V.I. INTERNATIONAL GROWTH FUND
2017     Lowest contract charge 0.00% Series II      $166.91           --               --           --      22.73%
         Highest contract charge 0.90% Series II     $155.70           --               --           --      21.62%
         All contract charges                             --          525          $38,697        1.27%          --
2016     Lowest contract charge 0.00% Series II      $136.00           --               --           --     (0.70)%
         Highest contract charge 0.90% Series II     $128.02           --               --           --     (1.59)%
         All contract charges                             --          467          $30,233        1.17%          --
2015     Lowest contract charge 0.00% Series II      $136.96           --               --           --     (2.62)%
         Highest contract charge 0.90% Series II     $130.09           --               --           --     (3.49)%
         All contract charges                             --          444          $30,483        1.33%          --
2014     Lowest contract charge 0.00% Series II      $140.64           --               --           --       0.09%
         Highest contract charge 0.90% Series II     $134.79           --               --           --     (0.82)%
         All contract charges                             --          390          $28,704        1.51%          --
2013     Lowest contract charge 0.00% Series II      $140.51           --               --           --      18.71%
         Highest contract charge 0.90% Series II     $135.90           --               --           --      17.65%
         All contract charges                             --          267          $22,026        1.06%          --
INVESCO V.I. MID CAP CORE EQUITY FUND
2017     Lowest contract charge 0.00% Series II      $180.71           --               --           --      14.65%
         Highest contract charge 0.90% Series II     $168.58           --               --           --      13.62%
         All contract charges                             --           37          $ 3,804        0.31%          --
2016     Lowest contract charge 0.00% Series II      $157.62           --               --           --      13.16%
         Highest contract charge 0.90% Series II     $148.37           --               --           --      12.15%
         All contract charges                             --           31          $ 3,382        0.00%          --
2015     Lowest contract charge 0.00% Series II      $139.29           --               --           --     (4.27)%
         Highest contract charge 0.90% Series II     $132.30           --               --           --     (5.14)%
         All contract charges                             --           29          $ 3,003        0.10%          --
2014     Lowest contract charge 0.00% Series II      $145.51           --               --           --       4.17%
         Highest contract charge 0.90% Series II     $139.47           --               --           --       3.23%
         All contract charges                             --           27          $ 3,519        0.00%          --

                                    FSA-148

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                   ----------------------------------------------------------------
                                                                                ACCUMULATION
                                                              UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                   ---------- ----------------- ------------ ------------- --------
INVESCO V.I. MID CAP CORE EQUITY FUND (CONTINUED)
2013    Lowest contract charge 0.00% Series II      $139.69           --               --           --       28.46%
        Highest contract charge 0.90% Series II     $135.10           --               --           --       27.31%
        All contract charges                             --           28          $ 3,685        0.54%           --
INVESCO V.I. SMALL CAP EQUITY FUND
2017    Lowest contract charge 0.00% Series II      $206.72           --               --           --       13.73%
        Highest contract charge 0.90% Series II     $192.84           --               --           --       12.71%
        All contract charges                             --           39          $ 5,917        0.00%           --
2016    Lowest contract charge 0.00% Series II      $181.77           --               --           --       11.84%
        Highest contract charge 0.90% Series II     $171.10           --               --           --       10.83%
        All contract charges                             --           32          $ 4,613        0.00%           --
2015    Lowest contract charge 0.00% Series II      $162.53           --               --           --      (5.74)%
        Highest contract charge 0.90% Series II     $154.38           --               --           --      (6.59)%
        All contract charges                             --           34          $ 4,376        0.00%           --
2014    Lowest contract charge 0.00% Series II      $172.43           --               --           --        2.08%
        Highest contract charge 0.90% Series II     $165.27           --               --           --        1.17%
        All contract charges                             --           30          $ 4,096        0.00%           --
2013    Lowest contract charge 0.00% Series II      $168.91           --               --           --       37.08%
        Highest contract charge 0.90% Series II     $163.36           --               --           --       35.85%
        All contract charges                             --           30          $ 4,179        0.00%           --
IVY VIP DIVIDEND OPPORTUNITIES
2017    Lowest contract charge 0.00% CLASS II       $198.93           --               --           --       15.56%
        Highest contract charge 0.00% CLASS II      $198.93           --               --           --       15.56%
        All contract charges                             --           30          $ 1,020        1.15%           --
2016    Lowest contract charge 0.00% CLASS II       $172.14           --               --           --        6.95%
        Highest contract charge 0.00% CLASS II      $172.14           --               --           --        6.95%
        All contract charges                             --           26          $   744        1.39%           --
2015    Lowest contract charge 0.00% CLASS II       $160.95           --               --           --      (2.06)%
        Highest contract charge 0.00% CLASS II      $160.95           --               --           --      (2.06)%
        All contract charges                             --           25          $   524        1.27%           --
2014    Lowest contract charge 0.00% CLASS II       $164.33           --               --           --        9.84%
        Highest contract charge 0.00% CLASS II      $164.33           --               --           --        9.84%
        All contract charges                             --           27          $   701        1.13%           --
2013    Lowest contract charge 0.00% CLASS II       $149.61           --               --           --       29.61%
        Highest contract charge 0.00% CLASS II      $149.61           --               --           --       29.61%
        All contract charges                             --           27          $   944        1.44%           --
IVY VIP ENERGY
2017    Lowest contract charge 0.00% CLASS II       $110.34           --               --           --     (12.64)%
        Highest contract charge 0.90% CLASS II      $102.92           --               --           --     (13.43)%
        All contract charges                             --          232          $14,859        0.68%           --
2016    Lowest contract charge 0.00% CLASS II       $126.31           --               --           --       34.56%
        Highest contract charge 0.90% CLASS II      $118.89           --               --           --       33.34%
        All contract charges                             --          241          $19,853        0.14%           --
2015    Lowest contract charge 0.00% CLASS II       $ 93.87           --               --           --     (22.14)%
        Highest contract charge 0.90% CLASS II      $ 89.16           --               --           --     (22.85)%
        All contract charges                             --          206          $14,261        0.05%           --
2014    Lowest contract charge 0.00% CLASS II       $120.57           --               --           --     (10.56)%
        Highest contract charge 0.90% CLASS II      $115.56           --               --           --     (11.37)%
        All contract charges                             --          162          $14,918        0.00%           --
2013    Lowest contract charge 0.00% CLASS II       $134.81           --               --           --       27.76%
        Highest contract charge 0.90% CLASS II      $130.38           --               --           --       26.61%
        All contract charges                             --          113          $11,601        0.00%           --
IVY VIP HIGH INCOME
2017    Lowest contract charge 0.00% CLASS II       $122.25           --               --           --        6.68%
        Highest contract charge 0.90% CLASS II      $117.23           --               --           --        5.73%
        All contract charges                             --          556          $32,857        5.40%           --

                                    FSA-149

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                              ----------------------------------------------------------------
                                                                           ACCUMULATION
                                                         UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                              UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                              ---------- ----------------- ------------ ------------- --------
IVY VIP HIGH INCOME (CONTINUED)
2016  Lowest contract charge 0.00% CLASS II    $114.60           --               --           --      16.19%
      Highest contract charge 0.90% CLASS II   $110.88           --               --           --      15.14%
      All contract charges                          --          463          $28,761        6.74%          --
2015  Lowest contract charge 0.00% CLASS II    $ 98.63           --               --           --     (6.51)%
      Highest contract charge 0.90% CLASS II   $ 96.30           --               --           --     (7.35)%
      All contract charges                          --          369          $20,390        6.02%          --
2014  Lowest contract charge 0.00% CLASS II    $105.50           --               --           --       1.91%
      Highest contract charge 0.90% CLASS II   $103.94           --               --           --       0.99%
      All contract charges                          --          230          $17,934        4.14%          --
IVY VIP MID CAP GROWTH
2017  Lowest contract charge 0.00% CLASS II    $232.50           --               --           --      26.90%
      Highest contract charge 0.90% CLASS II   $216.89           --               --           --      25.76%
      All contract charges                          --          264          $32,200        0.00%          --
2016  Lowest contract charge 0.00% CLASS II    $183.22           --               --           --       6.12%
      Highest contract charge 0.90% CLASS II   $172.47           --               --           --       5.16%
      All contract charges                          --          253          $26,703        0.00%          --
2015  Lowest contract charge 0.00% CLASS II    $172.66           --               --           --     (5.78)%
      Highest contract charge 0.90% CLASS II   $164.00           --               --           --     (6.63)%
      All contract charges                          --          269          $28,093        0.00%          --
2014  Lowest contract charge 0.00% CLASS II    $183.25           --               --           --       7.86%
      Highest contract charge 0.90% CLASS II   $175.64           --               --           --       6.90%
      All contract charges                          --          256          $28,520        0.00%          --
2013  Lowest contract charge 0.00% CLASS II    $169.89           --               --           --      29.94%
      Highest contract charge 0.90% CLASS II   $164.31           --               --           --      28.77%
      All contract charges                          --          217          $24,177        0.00%          --
IVY VIP SCIENCE AND TECHNOLOGY
2017  Lowest contract charge 0.00% CLASS II    $267.25           --               --           --      32.12%
      Highest contract charge 0.90% CLASS II   $170.91           --               --           --      30.94%
      All contract charges                          --          229          $30,717        0.00%          --
2016  Lowest contract charge 0.00% CLASS II    $202.28           --               --           --       1.54%
      Highest contract charge 0.90% CLASS II   $130.53           --               --           --       0.63%
      All contract charges                          --          225          $22,549        0.00%          --
2015  Lowest contract charge 0.00% CLASS II    $199.21           --               --           --     (2.88)%
      Highest contract charge 0.90% CLASS II   $129.71           --               --           --     (3.75)%
      All contract charges                          --          248          $26,510        0.00%          --
2014  Lowest contract charge 0.00% CLASS II    $205.12           --               --           --       2.92%
      Highest contract charge 0.90% CLASS II   $134.77           --               --           --       1.98%
      All contract charges                          --          195          $22,263        0.00%          --
2013  Lowest contract charge 0.00% CLASS II    $199.31           --               --           --      56.38%
      Highest contract charge 0.90% CLASS II   $132.15           --               --           --      30.38%
      All contract charges                          --          137          $16,143        0.00%          --
IVY VIP SMALL CAP GROWTH
2017  Lowest contract charge 0.00% CLASS II    $200.67           --               --           --      23.12%
      Highest contract charge 0.90% CLASS II   $187.20           --               --           --      22.01%
      All contract charges                          --           81          $12,406        0.00%          --
2016  Lowest contract charge 0.00% CLASS II    $162.99           --               --           --       2.91%
      Highest contract charge 0.90% CLASS II   $153.43           --               --           --       1.99%
      All contract charges                          --           72          $ 8,691        0.00%          --
2015  Lowest contract charge 0.00% CLASS II    $158.38           --               --           --       1.88%
      Highest contract charge 0.90% CLASS II   $150.43           --               --           --       0.97%
      All contract charges                          --           75          $ 8,951        0.00%          --
2014  Lowest contract charge 0.00% CLASS II    $155.45           --               --           --       1.59%
      Highest contract charge 0.90% CLASS II   $148.99           --               --           --       0.68%
      All contract charges                          --           49          $ 5,917        0.00%          --

                                    FSA-150

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------
                                                                                    ACCUMULATION
                                                                  UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                       UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                       ---------- ----------------- ------------ ------------- --------
IVY VIP SMALL CAP GROWTH (CONTINUED)
2013    Lowest contract charge 0.00% CLASS II           $153.01           --                --          --       43.36%
        Highest contract charge 0.90% CLASS II          $147.99           --                --          --       42.08%
        All contract charges                                 --           52          $  6,647       0.00%           --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
2017    Lowest contract charge 0.00% Service Shares     $132.60           --                --          --       27.82%
        Highest contract charge 0.90% Service Shares    $123.70           --                --          --       26.68%
        All contract charges                                 --          875          $ 66,973       1.86%           --
2016    Lowest contract charge 0.00% Service Shares     $103.74           --                --          --       20.78%
        Highest contract charge 0.90% Service Shares    $ 97.65           --                --          --       19.70%
        All contract charges                                 --          693          $ 47,503       1.08%           --
2015    Lowest contract charge 0.00% Service Shares     $ 85.89           --                --          --     (20.06)%
        Highest contract charge 0.90% Service Shares    $ 81.58           --                --          --     (20.77)%
        All contract charges                                 --          602          $ 39,063       1.15%           --
2014    Lowest contract charge 0.00% Service Shares     $107.44           --                --          --      (4.63)%
        Highest contract charge 0.90% Service Shares    $102.97           --                --          --      (5.50)%
        All contract charges                                 --          495          $ 45,474       1.66%           --
2013    Lowest contract charge 0.00% Service Shares     $112.66           --                --          --      (1.24)%
        Highest contract charge 0.90% Service Shares    $108.96           --                --          --      (2.14)%
        All contract charges                                 --          463          $ 46,651       1.42%           --
MFS(R) INTERNATIONAL VALUE PORTFOLIO
2017    Lowest contract charge 0.00% Service Class      $219.90           --                --          --       26.82%
        Highest contract charge 0.90% Service Class     $205.14           --                --          --       25.68%
        All contract charges                                 --          889          $108,427       1.34%           --
2016    Lowest contract charge 0.00% Service Class      $173.40           --                --          --        3.84%
        Highest contract charge 0.90% Service Class     $163.23           --                --          --        2.91%
        All contract charges                                 --          707          $ 77,174       1.18%           --
2015    Lowest contract charge 0.00% Service Class      $166.99           --                --          --        6.32%
        Highest contract charge 0.90% Service Class     $158.61           --                --          --        5.36%
        All contract charges                                 --          600          $ 69,473       1.80%           --
2014    Lowest contract charge 0.00% Service Class      $157.06           --                --          --        1.13%
        Highest contract charge 0.90% Service Class     $150.54           --                --          --        0.23%
        All contract charges                                 --          483          $ 57,722       1.86%           --
2013    Lowest contract charge 0.00% Service Class      $155.30           --                --          --       27.63%
        Highest contract charge 0.90% Service Class     $150.20           --                --          --       26.48%
        All contract charges                                 --          400          $ 52,025       1.49%           --
MFS(R) INVESTORS TRUST SERIES
2017    Lowest contract charge 0.00% Service Class      $231.41           --                --          --       23.02%
        Highest contract charge 0.90% Service Class     $215.88           --                --          --       21.92%
        All contract charges                                 --           18          $  4,027       0.57%           --
2016    Lowest contract charge 0.00% Service Class      $188.10           --                --          --        8.32%
        Highest contract charge 0.80% Service Class     $178.26           --                --          --        7.45%
        All contract charges                                 --           15          $  2,618       0.57%           --
2015    Lowest contract charge 0.00% Service Class      $173.66           --                --          --      (0.05)%
        Highest contract charge 0.80% Service Class     $165.90           --                --          --      (0.84)%
        All contract charges                                 --           13          $  2,199       0.70%           --
2014    Lowest contract charge 0.00% Service Class      $173.74           --                --          --       10.71%
        Highest contract charge 0.80% Service Class     $167.31           --                --          --        9.83%
        All contract charges                                 --           12          $  2,089       0.80%           --
2013    Lowest contract charge 0.00% Service Class      $156.93           --                --          --       31.74%
        Highest contract charge 0.80% Service Class     $152.34           --                --          --       30.69%
        All contract charges                                 --           10          $  1,500       1.06%           --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
2017    Lowest contract charge 0.00% Service Class      $241.81           --                --          --       28.10%
        Highest contract charge 0.90% Service Class     $225.58           --                --          --       26.95%
        All contract charges                                 --           20          $  4,741       0.41%           --

                                    FSA-151

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------
                                                                                   ACCUMULATION
                                                                 UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                      ---------- ----------------- ------------ ------------- --------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO (CONTINUED)
2016  Lowest contract charge 0.00% Service Class       $188.77           --                --          --        5.84%
      Highest contract charge 0.90% Service Class      $177.69           --                --          --        4.89%
      All contract charges                                  --           19          $  3,765       0.40%           --
2015  Lowest contract charge 0.00% Service Class(c)    $178.35           --                --          --      (1.63)%
      Highest contract charge 0.90% Service Class(c)   $169.40           --                --          --      (2.31)%
      All contract charges                                  --           13          $  2,155       0.46%           --
MFS(R) UTILITIES SERIES
2017  Lowest contract charge 0.00% Service Class       $197.13           --                --          --       14.49%
      Highest contract charge 0.00% Service Class      $197.13           --                --          --       14.49%
      All contract charges                                  --           95          $  2,268       4.09%           --
2016  Lowest contract charge 0.00% Service Class       $172.18           --                --          --       11.23%
      Highest contract charge 0.00% Service Class      $172.18           --                --          --       11.23%
      All contract charges                                  --          108          $  2,555       3.82%           --
2015  Lowest contract charge 0.00% Service Class       $154.79           --                --          --     (14.75)%
      Highest contract charge 0.00% Service Class      $154.79           --                --          --     (14.75)%
      All contract charges                                  --           79          $  1,640       4.13%           --
2014  Lowest contract charge 0.00% Service Class       $181.58           --                --          --       12.47%
      Highest contract charge 0.00% Service Class      $181.58           --                --          --       12.47%
      All contract charges                                  --           71          $  1,860       1.89%           --
2013  Lowest contract charge 0.00% Service Class       $161.45           --                --          --       20.22%
      Highest contract charge 0.00% Service Class      $161.45           --                --          --       20.22%
      All contract charges                                  --           48          $  1,452       2.19%           --
MULTIMANAGER AGGRESSIVE EQUITY
2017  Lowest contract charge 0.00% Class A             $390.83           --                --          --       30.35%
      Highest contract charge 0.90% Class A            $385.02           --                --          --       29.18%
      All contract charges                                  --          466          $423,844       0.16%           --
2016  Lowest contract charge 0.00% Class A             $299.83           --                --          --        3.44%
      Highest contract charge 0.90% Class A            $298.04           --                --          --        2.51%
      All contract charges                                  --          498          $351,429       0.53%           --
2015  Lowest contract charge 0.00% Class A             $289.86           --                --          --        3.99%
      Highest contract charge 0.90% Class A            $290.74           --                --          --        3.06%
      All contract charges                                  --          542          $373,360       0.16%           --
2014  Lowest contract charge 0.00% Class A             $278.73           --                --          --       10.66%
      Highest contract charge 0.90% Class A            $282.12           --                --          --        9.67%
      All contract charges                                  --          585          $389,941       0.10%           --
2013  Lowest contract charge 0.00% Class A             $251.87           --                --          --       37.20%
      Highest contract charge 0.90% Class A            $257.24           --                --          --       35.96%
      All contract charges                                  --          630          $384,363       0.11%           --
MULTIMANAGER AGGRESSIVE EQUITY
2017  Lowest contract charge 0.00% Class B             $199.05           --                --          --       30.35%
      Highest contract charge 0.60% Class B            $178.69           --                --          --       29.57%
      All contract charges                                  --          175          $ 32,450       0.16%           --
2016  Lowest contract charge 0.00% Class B             $152.70           --                --          --        3.43%
      Highest contract charge 0.60% Class B            $137.91           --                --          --        2.82%
      All contract charges                                  --          178          $ 25,303       0.53%           --
2015  Lowest contract charge 0.00% Class B             $147.63           --                --          --        3.99%
      Highest contract charge 0.60% Class B            $134.13           --                --          --        3.37%
      All contract charges                                  --          194          $ 26,699       0.16%           --
2014  Lowest contract charge 0.00% Class B             $141.96           --                --          --       10.66%
      Highest contract charge 0.60% Class B            $129.76           --                --          --       10.00%
      All contract charges                                  --          203          $ 27,000       0.10%           --
2013  Lowest contract charge 0.00% Class B             $128.28           --                --          --       37.14%
      Highest contract charge 0.60% Class B            $117.96           --                --          --       36.32%
      All contract charges                                  --          222          $ 26,718       0.11%           --

                                    FSA-152

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
MULTIMANAGER CORE BOND
2017  Lowest contract charge 0.00% Class A    $179.01           --               --           --       3.00%
      Highest contract charge 0.60% Class A   $171.47           --               --           --       2.38%
      All contract charges                         --          180          $20,013        2.08%          --
2016  Lowest contract charge 0.00% Class A    $173.80           --               --           --       2.64%
      Highest contract charge 0.60% Class A   $167.48           --               --           --       2.02%
      All contract charges                         --          169          $20,450        2.08%          --
2015  Lowest contract charge 0.00% Class A    $169.33           --               --           --       0.12%
      Highest contract charge 0.60% Class A   $164.16           --               --           --     (0.47)%
      All contract charges                         --          159          $20,844        1.92%          --
2014  Lowest contract charge 0.00% Class A    $169.12           --               --           --       3.75%
      Highest contract charge 0.60% Class A   $164.94           --               --           --       3.13%
      All contract charges                         --          167          $22,443        2.07%          --
2013  Lowest contract charge 0.00% Class A    $163.01           --               --           --     (2.40)%
      Highest contract charge 0.60% Class A   $159.94           --               --           --     (2.98)%
      All contract charges                         --          156          $22,518        1.53%          --
MULTIMANAGER CORE BOND
2017  Lowest contract charge 0.00% Class B    $184.52           --               --           --       3.00%
      Highest contract charge 0.90% Class B   $159.68           --               --           --       2.08%
      All contract charges                         --          256          $44,615        2.08%          --
2016  Lowest contract charge 0.00% Class B    $179.14           --               --           --       2.64%
      Highest contract charge 0.90% Class B   $156.43           --               --           --       1.72%
      All contract charges                         --          292          $49,249        2.08%          --
2015  Lowest contract charge 0.00% Class B    $174.54           --               --           --       0.13%
      Highest contract charge 0.90% Class B   $153.79           --               --           --     (0.77)%
      All contract charges                         --          304          $50,153        1.92%          --
2014  Lowest contract charge 0.00% Class B    $174.31           --               --           --       3.74%
      Highest contract charge 0.90% Class B   $154.99           --               --           --       2.81%
      All contract charges                         --          327          $53,881        2.07%          --
2013  Lowest contract charge 0.00% Class B    $168.02           --               --           --     (2.35)%
      Highest contract charge 0.90% Class B   $150.75           --               --           --     (3.23)%
      All contract charges                         --          348          $55,539        1.53%          --
MULTIMANAGER MID CAP GROWTH
2017  Lowest contract charge 0.00% Class A    $485.17           --               --           --      26.67%
      Highest contract charge 0.60% Class A   $269.36           --               --           --      25.91%
      All contract charges                         --           27          $12,687        0.00%          --
2016  Lowest contract charge 0.00% Class A    $383.02           --               --           --       6.79%
      Highest contract charge 0.60% Class A   $213.93           --               --           --       6.15%
      All contract charges                         --           28          $10,529        0.10%          --
2015  Lowest contract charge 0.00% Class A    $358.68           --               --           --     (1.51)%
      Highest contract charge 0.60% Class A   $201.54           --               --           --     (2.10)%
      All contract charges                         --           31          $10,804        0.00%          --
2014  Lowest contract charge 0.00% Class A    $364.19           --               --           --       4.85%
      Highest contract charge 0.60% Class A   $205.87           --               --           --       4.22%
      All contract charges                         --           33          $11,863        0.00%          --
2013  Lowest contract charge 0.00% Class A    $347.33           --               --           --      40.15%
      Highest contract charge 0.60% Class A   $197.53           --               --           --      39.31%
      All contract charges                         --           36          $12,410        0.00%          --
MULTIMANAGER MID CAP GROWTH
2017  Lowest contract charge 0.00% Class B    $428.45           --               --           --      26.66%
      Highest contract charge 0.90% Class B   $239.36           --               --           --      25.52%
      All contract charges                         --           60          $16,955        0.00%          --
2016  Lowest contract charge 0.00% Class B    $338.26           --               --           --       6.78%
      Highest contract charge 0.90% Class B   $190.69           --               --           --       5.82%
      All contract charges                         --           88          $19,160        0.10%          --

                                    FSA-153

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
MULTIMANAGER MID CAP GROWTH (CONTINUED)
2015  Lowest contract charge 0.00% Class B    $316.79           --               --           --     (1.52)%
      Highest contract charge 0.90% Class B   $180.20           --               --           --     (2.41)%
      All contract charges                         --           97          $19,711        0.00%          --
2014  Lowest contract charge 0.00% Class B    $321.69           --               --           --       4.86%
      Highest contract charge 0.90% Class B   $184.65           --               --           --       3.92%
      All contract charges                         --          103          $21,132        0.00%          --
2013  Lowest contract charge 0.00% Class B    $306.77           --               --           --      40.17%
      Highest contract charge 0.90% Class B   $177.69           --               --           --      38.91%
      All contract charges                         --          115          $22,530        0.00%          --
MULTIMANAGER MID CAP VALUE
2017  Lowest contract charge 0.00% Class A    $459.32           --               --           --       9.28%
      Highest contract charge 0.60% Class A   $277.00           --               --           --       8.63%
      All contract charges                         --           35          $10,131        0.76%          --
2016  Lowest contract charge 0.00% Class A    $420.32           --               --           --      19.09%
      Highest contract charge 0.60% Class A   $255.00           --               --           --      18.38%
      All contract charges                         --           39          $10,599        1.02%          --
2015  Lowest contract charge 0.00% Class A    $352.93           --               --           --     (5.54)%
      Highest contract charge 0.60% Class A   $215.41           --               --           --     (6.11)%
      All contract charges                         --           40          $ 9,746        0.68%          --
2014  Lowest contract charge 0.00% Class A    $373.64           --               --           --       5.34%
      Highest contract charge 0.60% Class A   $229.42           --               --           --       4.70%
      All contract charges                         --           43          $11,401        0.44%          --
2013  Lowest contract charge 0.00% Class A    $354.71           --               --           --      35.59%
      Highest contract charge 0.60% Class A   $219.12           --               --           --      34.78%
      All contract charges                         --           49          $12,048        0.35%          --
MULTIMANAGER MID CAP VALUE
2017  Lowest contract charge 0.00% Class B    $300.80           --               --           --       9.27%
      Highest contract charge 0.90% Class B   $260.30           --               --           --       8.29%
      All contract charges                         --          111          $30,843        0.76%          --
2016  Lowest contract charge 0.00% Class B    $275.28           --               --           --      19.08%
      Highest contract charge 0.90% Class B   $240.37           --               --           --      18.01%
      All contract charges                         --          144          $36,624        1.02%          --
2015  Lowest contract charge 0.00% Class B    $231.18           --               --           --     (5.55)%
      Highest contract charge 0.90% Class B   $203.69           --               --           --     (6.40)%
      All contract charges                         --          161          $34,517        0.68%          --
2014  Lowest contract charge 0.00% Class B    $244.76           --               --           --       5.34%
      Highest contract charge 0.90% Class B   $217.62           --               --           --       4.39%
      All contract charges                         --          171          $39,089        0.44%          --
2013  Lowest contract charge 0.00% Class B    $232.36           --               --           --      35.59%
      Highest contract charge 0.90% Class B   $208.47           --               --           --      34.38%
      All contract charges                         --          183          $39,817        0.35%          --
MULTIMANAGER TECHNOLOGY
2017  Lowest contract charge 0.00% Class A    $707.20           --               --           --      39.12%
      Highest contract charge 0.60% Class A   $359.27           --               --           --      38.29%
      All contract charges                         --           42          $22,064        0.00%          --
2016  Lowest contract charge 0.00% Class A    $508.34           --               --           --       8.95%
      Highest contract charge 0.60% Class A   $259.80           --               --           --       8.30%
      All contract charges                         --           43          $17,008        0.01%          --
2015  Lowest contract charge 0.00% Class A    $466.60           --               --           --       6.29%
      Highest contract charge 0.60% Class A   $239.90           --               --           --       5.65%
      All contract charges                         --           45          $16,131        0.00%          --
2014  Lowest contract charge 0.00% Class A    $438.98           --               --           --      13.55%
      Highest contract charge 0.60% Class A   $227.06           --               --           --      12.86%
      All contract charges                         --           46          $16,479        0.00%          --

                                    FSA-154

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                   ----------------------------------------------------------------
                                                                                ACCUMULATION
                                                              UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                   ---------- ----------------- ------------ ------------- --------
MULTIMANAGER TECHNOLOGY (CONTINUED)
2013  Lowest contract charge 0.00% Class A          $386.60           --                --          --       35.59%
      Highest contract charge 0.60% Class A         $201.18           --                --          --       34.78%
      All contract charges                               --           43          $ 15,169       0.00%           --
MULTIMANAGER TECHNOLOGY
2017  Lowest contract charge 0.00% Class B          $574.94           --                --          --       39.12%
      Highest contract charge 0.90% Class B         $306.69           --                --          --       37.88%
      All contract charges                               --          292          $105,528       0.00%           --
2016  Lowest contract charge 0.00% Class B          $413.27           --                --          --        8.94%
      Highest contract charge 0.90% Class B         $222.44           --                --          --        7.96%
      All contract charges                               --          284          $ 73,856       0.01%           --
2015  Lowest contract charge 0.00% Class B          $379.34           --                --          --        6.29%
      Highest contract charge 0.90% Class B         $206.03           --                --          --        5.34%
      All contract charges                               --          301          $ 71,400       0.00%           --
2014  Lowest contract charge 0.00% Class B          $356.88           --                --          --       13.55%
      Highest contract charge 0.90% Class B         $195.59           --                --          --       12.53%
      All contract charges                               --          331          $ 73,397       0.00%           --
2013  Lowest contract charge 0.00% Class B          $314.29           --                --          --       35.59%
      Highest contract charge 0.90% Class B         $173.81           --                --          --       34.37%
      All contract charges                               --          353          $ 69,150       0.00%           --
NATURAL RESOURCES PORTFOLIO
2017  Lowest contract charge 0.00% Class II         $ 61.23           --                --          --      (0.54)%
      Highest contract charge 0.00% Class II        $ 61.23           --                --          --      (0.54)%
      All contract charges                               --          118          $  4,277       0.00%           --
2016  Lowest contract charge 0.00% Class II         $ 61.56           --                --          --       24.82%
      Highest contract charge 0.00% Class II        $ 61.56           --                --          --       24.82%
      All contract charges                               --          102          $  3,924       0.00%           --
2015  Lowest contract charge 0.00% Class II         $ 49.32           --                --          --     (28.84)%
      Highest contract charge 0.00% Class II        $ 49.32           --                --          --     (28.84)%
      All contract charges                               --           86          $  2,626       0.00%           --
2014  Lowest contract charge 0.00% Class II         $ 69.31           --                --          --     (19.79)%
      Highest contract charge 0.00% Class II        $ 69.31           --                --          --     (19.79)%
      All contract charges                               --          141          $  7,525       0.00%           --
2013  Lowest contract charge 0.00% Class II         $ 86.41           --                --          --        9.75%
      Highest contract charge 0.00% Class II        $ 86.41           --                --          --        9.76%
      All contract charges                               --          123          $  9,220       0.00%           --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
2017  Lowest contract charge 0.00% Advisor Class    $ 72.91           --                --          --        2.06%
      Highest contract charge 0.90% Advisor Class   $ 68.01           --                --          --        1.13%
      All contract charges                               --          147          $ 10,603      10.89%           --
2016  Lowest contract charge 0.00% Advisor Class    $ 71.44           --                --          --       14.87%
      Highest contract charge 0.90% Advisor Class   $ 67.25           --                --          --       13.85%
      All contract charges                               --          136          $  9,580       1.02%           --
2015  Lowest contract charge 0.00% Advisor Class    $ 62.19           --                --          --     (25.66)%
      Highest contract charge 0.90% Advisor Class   $ 59.07           --                --          --     (26.34)%
      All contract charges                               --          132          $  8,067       4.22%           --
2014  Lowest contract charge 0.00% Advisor Class    $ 83.66           --                --          --     (18.75)%
      Highest contract charge 0.90% Advisor Class   $ 80.19           --                --          --     (19.47)%
      All contract charges                               --          109          $  9,010       0.27%           --
2013  Lowest contract charge 0.00% Advisor Class    $102.96           --                --          --     (14.71)%
      Highest contract charge 0.90% Advisor Class   $ 99.58           --                --          --     (15.48)%
      All contract charges                               --           98          $ 10,045       1.64%           --
PIMCO REAL RETURN PORTFOLIO
2017  Lowest contract charge 0.00% Advisor Class    $125.92           --                --          --        3.55%
      Highest contract charge 0.90% Advisor Class   $117.46           --                --          --        2.62%
      All contract charges                               --          280          $ 24,362       2.26%           --

                                    FSA-155

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                   ----------------------------------------------------------------
                                                                                ACCUMULATION
                                                              UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                   ---------- ----------------- ------------ ------------- --------
PIMCO REAL RETURN PORTFOLIO (CONTINUED)
2016  Lowest contract charge 0.00% Advisor Class    $121.60           --               --           --        5.10%
      Highest contract charge 0.90% Advisor Class   $114.46           --               --           --        4.15%
      All contract charges                               --          260          $24,189        2.17%           --
2015  Lowest contract charge 0.00% Advisor Class    $115.70           --               --           --      (2.81)%
      Highest contract charge 0.90% Advisor Class   $109.90           --               --           --      (3.67)%
      All contract charges                               --          276          $23,346        3.85%           --
2014  Lowest contract charge 0.00% Advisor Class    $119.04           --               --           --        2.99%
      Highest contract charge 0.90% Advisor Class   $114.09           --               --           --        2.07%
      All contract charges                               --          281          $25,631        1.29%           --
2013  Lowest contract charge 0.00% Advisor Class    $115.58           --               --           --      (9.31)%
      Highest contract charge 0.90% Advisor Class   $111.78           --               --           --     (10.12)%
      All contract charges                               --          320          $29,938        1.51%           --
PIMCO TOTAL RETURN PORTFOLIO
2017  Lowest contract charge 0.00% Advisor Class    $130.56           --               --           --        4.82%
      Highest contract charge 0.90% Advisor Class   $121.79           --               --           --        3.87%
      All contract charges                               --          768          $64,558        1.92%           --
2016  Lowest contract charge 0.00% Advisor Class    $124.56           --               --           --        2.58%
      Highest contract charge 0.90% Advisor Class   $117.25           --               --           --        1.66%
      All contract charges                               --          770          $62,095        1.98%           --
2015  Lowest contract charge 0.00% Advisor Class    $121.43           --               --           --        0.36%
      Highest contract charge 0.90% Advisor Class   $115.34           --               --           --      (0.55)%
      All contract charges                               --          785          $63,420        4.92%           --
2014  Lowest contract charge 0.00% Advisor Class    $121.00           --               --           --        4.18%
      Highest contract charge 0.90% Advisor Class   $115.98           --               --           --        3.24%
      All contract charges                               --          811          $63,291        2.08%           --
2013  Lowest contract charge 0.00% Advisor Class    $116.15           --               --           --      (2.06)%
      Highest contract charge 0.90% Advisor Class   $112.34           --               --           --      (2.94)%
      All contract charges                               --          873          $66,772        2.11%           --
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
2017  Lowest contract charge 0.00% Class II         $210.29           --               --           --       15.73%
      Highest contract charge 0.90% Class II        $196.17           --               --           --       14.69%
      All contract charges                               --           68          $13,994        1.51%           --
2016  Lowest contract charge 0.00% Class II         $181.71           --               --           --       18.86%
      Highest contract charge 0.90% Class II        $171.04           --               --           --       17.79%
      All contract charges                               --           71          $12,645        1.79%           --
2015  Lowest contract charge 0.00% Class II         $152.88           --               --           --      (7.11)%
      Highest contract charge 0.90% Class II        $145.21           --               --           --      (7.94)%
      All contract charges                               --          115          $17,055        1.59%           --
2014  Lowest contract charge 0.00% Class II         $164.58           --               --           --        7.11%
      Highest contract charge 0.90% Class II        $157.74           --               --           --        6.14%
      All contract charges                               --          127          $20,537        1.50%           --
2013  Lowest contract charge 0.00% Class II         $153.66           --               --           --       29.41%
      Highest contract charge 0.90% Class II        $148.62           --               --           --       28.24%
      All contract charges                               --          136          $20,548        1.35%           --
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II
2017  Lowest contract charge 0.00% Class II         $388.91           --               --           --       27.31%
      Highest contract charge 0.00% Class II        $388.91           --               --           --       27.31%
      All contract charges                               --          107          $ 6,154        0.00%           --
2016  Lowest contract charge 0.00% Class II         $305.49           --               --           --     (10.72)%
      Highest contract charge 0.00% Class II        $305.49           --               --           --     (10.72)%
      All contract charges                               --           98          $ 4,395        0.00%           --
2015  Lowest contract charge 0.00% Class II         $342.16           --               --           --       12.47%
      Highest contract charge 0.00% Class II        $342.16           --               --           --       12.47%
      All contract charges                               --           84          $ 5,986        0.00%           --

                                    FSA-156

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                          ----------------------------------------------------------------
                                                                                       ACCUMULATION
                                                                     UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                          UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                          ---------- ----------------- ------------ ------------- --------
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II (CONTINUED)
2014       Lowest contract charge 0.00% Class II           $304.22           --               --           --      31.23%
           Highest contract charge 0.00% Class II          $304.22           --               --           --      31.23%
           All contract charges                                 --           66           $6,008        0.00%          --
2013       Lowest contract charge 0.00% Class II           $231.83           --               --           --      50.51%
           Highest contract charge 0.00% Class II          $231.83           --               --           --      50.51%
           All contract charges                                 --           49           $5,013        0.00%          --
TARGET 2015 ALLOCATION
2017       Lowest contract charge 0.00% Class B            $157.65           --               --           --      11.30%
           Highest contract charge 0.00% Class B           $157.65           --               --           --      11.30%
           All contract charges                                 --           34           $1,892        1.51%          --
2016       Lowest contract charge 0.00% Class B            $141.64           --               --           --       5.63%
           Highest contract charge 0.00% Class B           $141.64           --               --           --       5.63%
           All contract charges                                 --           14           $  288        1.61%          --
2015       Lowest contract charge 0.00% Class B            $134.09           --               --           --     (1.91)%
           Highest contract charge 0.00% Class B           $134.09           --               --           --     (1.91)%
           All contract charges                                 --           12           $  223        2.33%          --
2014       Lowest contract charge 0.00% Class B            $136.70           --               --           --       2.96%
           Highest contract charge 0.00% Class B           $136.70           --               --           --       2.96%
           All contract charges                                 --            2           $   38        0.78%          --
2013       Lowest contract charge 0.00% Class B            $132.77           --               --           --      14.07%
           Highest contract charge 0.00% Class B           $132.77           --               --           --      14.07%
           All contract charges                                 --            2           $  118        0.59%          --
TARGET 2025 ALLOCATION
2017       Lowest contract charge 0.00% Class B            $172.30           --               --           --      15.42%
           Highest contract charge 0.80% Class B           $114.28           --               --           --      14.50%
           All contract charges                                 --          119           $7,645        1.85%          --
2016       Lowest contract charge 0.00% Class B            $149.28           --               --           --       7.41%
           Highest contract charge 0.80% Class B(b)        $ 99.81           --               --           --       6.55%
           All contract charges                                 --           69           $2,092        1.65%          --
2015       Lowest contract charge 0.00% Class B            $138.98           --               --           --     (2.04)%
           Highest contract charge 0.60% Class B(b)        $ 93.80           --               --           --     (5.65)%
           All contract charges                                 --           49           $1,261        1.41%          --
2014       Lowest contract charge 0.00% Class B            $141.87           --               --           --       4.03%
           Highest contract charge 0.00% Class B           $141.87           --               --           --       4.03%
           All contract charges                                 --           46           $  915        1.55%          --
2013       Lowest contract charge 0.00% Class B            $136.37           --               --           --      19.10%
           Highest contract charge 0.00% Class B           $136.37           --               --           --      19.10%
           All contract charges                                 --           27           $  506        1.01%          --
TARGET 2035 ALLOCATION
2017       Lowest contract charge 0.00% Class B            $180.49           --               --           --      17.77%
           Highest contract charge 0.60% Class B           $117.49           --               --           --      17.06%
           All contract charges                                 --           52           $3,313        1.79%          --
2016       Lowest contract charge 0.00% Class B            $153.26           --               --           --       8.03%
           Highest contract charge 0.60% Class B           $100.37           --               --           --       7.38%
           All contract charges                                 --           30           $1,344        1.57%          --
2015       Lowest contract charge 0.00% Class B            $141.87           --               --           --     (2.03)%
           Highest contract charge 0.60% Class B(b)        $ 93.47           --               --           --     (5.98)%
           All contract charges                                 --           24           $  864        1.43%          --
2014       Lowest contract charge 0.00% Class B            $144.81           --               --           --       4.49%
           Highest contract charge 0.00% Class B           $144.81           --               --           --       4.49%
           All contract charges                                 --           18           $  934        1.40%          --
2013       Lowest contract charge 0.00% Class B            $138.59           --               --           --      22.25%
           Highest contract charge 0.00% Class B           $138.59           --               --           --      22.25%
           All contract charges                                 --           12           $  760        2.05%          --

                                    FSA-157

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ----------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
TARGET 2045 ALLOCATION
2017  Lowest contract charge 0.00% Class B       $185.61           --               --           --       19.69%
      Highest contract charge 0.60% Class B      $119.45           --               --           --       18.97%
      All contract charges                            --           28          $ 1,776        1.71%           --
2016  Lowest contract charge 0.00% Class B       $155.07           --               --           --        8.69%
      Highest contract charge 0.60% Class B      $100.40           --               --           --        8.04%
      All contract charges                            --           15          $   753        1.65%           --
2015  Lowest contract charge 0.00% Class B       $142.67           --               --           --      (2.23)%
      Highest contract charge 0.60% Class B(b)   $ 92.93           --               --           --      (6.52)%
      All contract charges                            --           16          $   571        1.91%           --
2014  Lowest contract charge 0.00% Class B       $145.92           --               --           --        4.77%
      Highest contract charge 0.00% Class B      $145.92           --               --           --        4.77%
      All contract charges                            --            9          $   259        1.38%           --
2013  Lowest contract charge 0.00% Class B       $139.27           --               --           --       25.22%
      Highest contract charge 0.00% Class B      $139.27           --               --           --       25.22%
      All contract charges                            --            7          $   209        1.29%           --
TARGET 2055 ALLOCATION
2017  Lowest contract charge 0.00% Class B       $125.09           --               --           --       21.79%
      Highest contract charge 0.60% Class B      $123.10           --               --           --       21.07%
      All contract charges                            --            8          $   606        1.71%           --
2016  Lowest contract charge 0.00% Class B       $102.71           --               --           --        9.51%
      Highest contract charge 0.60% Class B(b)   $101.68           --               --           --        8.85%
      All contract charges                            --            2          $   264        1.83%           --
2015  Lowest contract charge 0.00% Class B(b)    $ 93.79           --               --           --      (6.70)%
      Highest contract charge 0.00% Class B(b)   $ 93.79           --               --           --      (6.70)%
      All contract charges                            --           --          $    46        3.95%           --
TEMPLETON DEVELOPING MARKETS VIP FUND
2017  Lowest contract charge 0.00% Class 2       $130.20           --               --           --       40.41%
      Highest contract charge 0.90% Class 2      $121.46           --               --           --       39.16%
      All contract charges                            --          137          $17,444        0.96%           --
2016  Lowest contract charge 0.00% Class 2       $ 92.73           --               --           --       17.44%
      Highest contract charge 0.90% Class 2      $ 87.28           --               --           --       16.39%
      All contract charges                            --          104          $ 9,563        0.81%           --
2015  Lowest contract charge 0.00% Class 2       $ 78.96           --               --           --     (19.60)%
      Highest contract charge 0.90% Class 2      $ 74.99           --               --           --     (20.33)%
      All contract charges                            --          101          $ 7,804        1.97%           --
2014  Lowest contract charge 0.00% Class 2       $ 98.21           --               --           --      (8.39)%
      Highest contract charge 0.90% Class 2      $ 94.13           --               --           --      (9.21)%
      All contract charges                            --           99          $ 9,492        1.48%           --
2013  Lowest contract charge 0.00% Class 2       $107.20           --               --           --      (0.92)%
      Highest contract charge 0.90% Class 2      $103.68           --               --           --      (1.82)%
      All contract charges                            --           92          $ 9,698        1.95%           --
TEMPLETON GLOBAL BOND VIP FUND
2017  Lowest contract charge 0.00% Class 2       $124.64           --               --           --        1.92%
      Highest contract charge 0.90% Class 2      $116.28           --               --           --        1.02%
      All contract charges                            --          586          $45,630        0.00%           --
2016  Lowest contract charge 0.00% Class 2       $122.29           --               --           --        2.94%
      Highest contract charge 0.90% Class 2      $115.11           --               --           --        2.01%
      All contract charges                            --          529          $41,472        0.00%           --
2015  Lowest contract charge 0.00% Class 2       $118.80           --               --           --      (4.30)%
      Highest contract charge 0.90% Class 2      $112.84           --               --           --      (5.17)%
      All contract charges                            --          529          $42,461        7.79%           --
2014  Lowest contract charge 0.00% Class 2       $124.14           --               --           --        1.83%
      Highest contract charge 0.90% Class 2      $118.99           --               --           --        0.92%
      All contract charges                            --          515          $47,540        5.01%           --

                                    FSA-158

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                          ----------------------------------------------------------------
                                                                                       ACCUMULATION
                                                                     UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                          UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                          ---------- ----------------- ------------ ------------- --------
TEMPLETON GLOBAL BOND VIP FUND (CONTINUED)
2013  Lowest contract charge 0.00% Class 2                 $121.91           --               --           --        1.63%
      Highest contract charge 0.90% Class 2                $117.90           --               --           --        0.71%
      All contract charges                                      --          531          $54,314        5.00%           --
TEMPLETON GROWTH VIP FUND
2017  Lowest contract charge 0.00% Class 2                 $181.56           --               --           --       18.50%
      Highest contract charge 0.90% Class 2                $169.37           --               --           --       17.44%
      All contract charges                                      --           30          $ 5,260        1.60%           --
2016  Lowest contract charge 0.00% Class 2                 $153.21           --               --           --        9.62%
      Highest contract charge 0.90% Class 2                $144.22           --               --           --        8.64%
      All contract charges                                      --           31          $ 4,575        2.03%           --
2015  Lowest contract charge 0.00% Class 2                 $139.77           --               --           --      (6.48)%
      Highest contract charge 0.90% Class 2                $132.75           --               --           --      (7.33)%
      All contract charges                                      --           33          $ 4,511        2.55%           --
2014  Lowest contract charge 0.00% Class 2                 $149.46           --               --           --      (2.82)%
      Highest contract charge 0.90% Class 2                $143.25           --               --           --      (3.69)%
      All contract charges                                      --           36          $ 5,379        1.34%           --
2013  Lowest contract charge 0.00% Class 2                 $153.79           --               --           --       30.82%
      Highest contract charge 0.90% Class 2                $148.74           --               --           --       29.64%
      All contract charges                                      --           29          $ 4,333        2.50%           --
VANECK VIP GLOBAL HARD ASSETS FUND
2017  Lowest contract charge 0.00% Class S Shares          $ 83.53           --               --           --      (1.97)%
      Highest contract charge 0.90% Class S Shares         $ 77.92           --               --           --      (2.86)%
      All contract charges                                      --          151          $12,427        0.00%           --
2016  Lowest contract charge 0.00% Class S Shares          $ 85.21           --               --           --       43.40%
      Highest contract charge 0.90% Class S Shares         $ 80.21           --               --           --       42.14%
      All contract charges                                      --          155          $12,986        0.38%           --
2015  Lowest contract charge 0.00% Class S Shares          $ 59.42           --               --           --     (33.62)%
      Highest contract charge 0.90% Class S Shares         $ 56.43           --               --           --     (34.23)%
      All contract charges                                      --          147          $ 8,559        0.03%           --
2014  Lowest contract charge 0.00% Class S Shares          $ 89.52           --               --           --     (19.34)%
      Highest contract charge 0.90% Class S Shares         $ 85.80           --               --           --     (20.07)%
      All contract charges                                      --          127          $11,178        0.00%           --
2013  Lowest contract charge 0.00% Class S Shares          $110.99           --               --           --       10.30%
      Highest contract charge 0.90% Class S Shares         $107.34           --               --           --        9.30%
      All contract charges                                      --          115          $12,630        0.51%           --
VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX PORTFOLIO
2017  Lowest contract charge 0.60% Investor Share Class    $285.63           --               --           --       20.93%
      Highest contract charge 0.60% Investor Share Class   $285.63           --               --           --       20.93%
      All contract charges                                      --           31          $ 8,898        1.78%           --
2016  Lowest contract charge 0.60% Investor Share Class    $236.19           --               --           --       11.14%
      Highest contract charge 0.60% Investor Share Class   $236.19           --               --           --       11.14%
      All contract charges                                      --           31          $ 7,243        2.38%           --
2015  Lowest contract charge 0.60% Investor Share Class    $212.51           --               --           --        0.66%
      Highest contract charge 0.60% Investor Share Class   $212.51           --               --           --        0.66%
      All contract charges                                      --           37          $ 7,894        1.66%           --
2014  Lowest contract charge 0.60% Investor Share Class    $211.12           --               --           --       12.83%
      Highest contract charge 0.60% Investor Share Class   $211.12           --               --           --       12.83%
      All contract charges                                      --           36          $ 7,580        1.67%           --
2013  Lowest contract charge 0.60% Investor Share Class    $187.12           --               --           --       31.39%
      Highest contract charge 0.60% Investor Share Class   $187.12           --               --           --       31.39%
      All contract charges                                      --           34          $ 6,456        4.22%           --

   ----------
  (a)Units were made available on May 20, 2013.
  (b)Units were made available on May 26, 2015.
  (c)Units were made available on March 27, 2015.
  (d)Units were made available on May 20, 2016.

                                    FSA-159

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2017

8. Financial Highlights (Concluded)

  (e)Units were made available on May 19, 2017.
  (f)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 25 due to a merger on May 19, 2017.
  * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
  ** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of the Variable Investment Option, without consideration if there were units outstanding as of such date. The total return is calculated for each period indicated from the effective date through the end of the reporting period. Where there are no units outstanding at period-end, the total return is calculated using the current offering price of the unit. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

   All material subsequent transactions and events have been evaluated for the period from December 31, 2017 through April 16, 2018, the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-160

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm....................   F-1

Consolidated Financial Statements:
  Consolidated Balance Sheets as of December 31, 2017 and 2016.............   F-2
  Consolidated Statements of Income (Loss), for the Years Ended
   December 31, 2017, 2016 and 2015........................................   F-4
  Consolidated Statements of Comprehensive Income (Loss), for the Years
   Ended December 31, 2017, 2016 and 2015..................................   F-5
  Consolidated Statements of Equity, for the Years Ended December 31,
   2017, 2016 and 2015.....................................................   F-6
  Consolidated Statements of Cash Flows, for the Years Ended December 31,
   2017, 2016 and 2015.....................................................   F-7
  Notes to Consolidated Financial Statements
   Note 1 -- Organization..................................................  F-10
   Note 2 -- Significant Accounting Policies...............................  F-10
   Note 3 -- Investments...................................................  F-29
   Note 4 -- Goodwill and Other Intangible Assets..........................  F-46
   Note 5 -- Closed Block..................................................  F-47
   Note 6 -- DAC and Policyholder Bonus Interest Credits...................  F-48
   Note 7 -- Fair Value Disclosures........................................  F-49
   Note 8 -- Insurance Liabilities.........................................  F-61
   Note 9 -- Reinsurance Agreements........................................  F-64
   Note 10 -- Short-Term and Long-Term Debt................................  F-66
   Note 11 -- Related Party Transactions...................................  F-67
   Note 12 -- Employee Benefit Plans.......................................  F-69
   Note 13 -- Share-Based and Other Compensation Programs..................  F-74
   Note 14 -- Income Taxes.................................................  F-79
   Note 15 -- Accumulated Other Comprehensive Income (Loss)................  F-81
   Note 16 -- Commitments and Contingent Liabilities.......................  F-82
   Note 17 -- Insurance Group Statutory Financial Information..............  F-85
   Note 18 -- Business Segment Information.................................  F-86
   Note 19 -- Quarterly Results of Operations (Unaudited)..................  F-89
   Note 20 -- Subsequent Events............................................  F-97

Financial Statement Schedules:
  Schedule I -- Summary of Investments -- Other than Investments in
   Related Parties, as of December 31, 2017................................  F-98
  Schedule III -- Supplementary Insurance Information, as of and for the
   Years Ended December 31, 2017 and 2016 and for the Year ended
   December 31, 2015.......................................................  F-99
  Schedule IV -- Reinsurance, as of and for the Years Ended December 31,
   2017, 2016 and 2015..................................................... F-102

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company:

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying consolidated balance sheets of AXA Equitable Life Insurance Company and its subsidiaries as of December 31, 2017 and 2016, and the related consolidated statements of income (loss), comprehensive income
(loss), equity and cash flows for each of the three years in the period ended December 31, 2017, including the related notes and financial statement schedules listed in the accompanying index (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

As discussed in Note 2 to the consolidated financial statements the Company has restated its 2016 consolidated financial statements and financial statement schedules to correct errors.

BASIS FOR OPINION

These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York

April 11, 2018

We have served as the Company's auditor since 1993.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2017 AND 2016

                                                         AS RESTATED
                                                   -----------------
                                                     2017     2016
                                                   -------- --------
                                                     (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at fair
   value (amortized cost of $34,831 and $32,123).. $ 36,358 $ 32,570
  Mortgage loans on real estate (net of valuation
   allowances of $8 and $8).......................   10,935    9,757
  Real estate held for production of income/(1)/..      390       56
  Policy loans....................................    3,315    3,361
  Other equity investments/(1)/...................    1,351    1,323
  Trading securities, at fair value...............   12,628    9,134
  Other invested assets/(1)/......................    3,121    2,226
                                                   -------- --------
   Total investments..............................   68,098   58,427
Cash and cash equivalents/(1)/....................    3,409    2,950
Cash and securities segregated, at fair value.....      825      946
Broker-dealer related receivables.................    2,158    2,100
Deferred policy acquisition costs.................    4,547    5,058
Goodwill and other intangible assets, net.........    3,709    3,741
Amounts due from reinsurers.......................    5,079    4,654
Loans to affiliates...............................      703      703
Guaranteed minimum income benefit reinsurance
  asset, at fair value............................   10,488   10,314
Other assets/(1)/.................................    4,432    4,260
Separate Accounts' assets.........................  122,537  111,403
                                                   -------- --------

TOTAL ASSETS...................................... $225,985 $204,556
                                                   ======== ========

LIABILITIES
Policyholders' account balances................... $ 43,805 $ 38,825
Future policy benefits and other policyholders
  liabilities.....................................   29,034   28,901
Broker-dealer related payables....................      764      484
Securities sold under agreements to repurchase....    1,887    1,996
Customers related payables........................    2,229    2,360
Amounts due to reinsurers.........................      134      125
Short-term and Long-term debt/(1)/................      769      513
Current and deferred income taxes.................    1,973    2,834
Other liabilities/(1)/............................    2,663    2,108
Separate Accounts' liabilities....................  122,537  111,403
                                                   -------- --------
   Total liabilities..............................  205,795  189,549
                                                   -------- --------
Redeemable Noncontrolling Interest/(1)/........... $    626 $    403
                                                   -------- --------

Commitments and contingent liabilities (Note 16)

/(1)/See Note 2 for details of balances with variable interest entities.

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2017 AND 2016
                                  (CONTINUED)

                                                             AS RESTATED
                                                   ---------------------
                                                      2017       2016
                                                   ---------- ----------
                                                       (IN MILLIONS)

EQUITY
AXA Equitable's equity:
  Common stock, $1.25 par value, 2 million shares
   authorized, issued and outstanding............. $        2 $        2
  Capital in excess of par value..................      6,859      5,339
  Retained earnings...............................      9,010      6,150
  Accumulated other comprehensive income (loss)...        598         17
                                                   ---------- ----------
   Total AXA Equitable's equity...................     16,469     11,508
                                                   ---------- ----------
Noncontrolling interest...........................      3,095      3,096
                                                   ---------- ----------
   Total equity...................................     19,564     14,604
                                                   ---------- ----------

TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING
  INTEREST AND EQUITY............................. $  225,985 $  204,556
                                                   ========== ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                   CONSOLIDATED STATEMENTS OF INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                            AS RESTATED
                                                   ----------------------------
                                                     2017      2016      2015
                                                   --------  --------  --------
                                                           (IN MILLIONS)
REVENUES
Policy charges and fee income..................... $  3,334  $  3,344  $  3,291
Premiums..........................................      904       880       852
Net derivative gains (losses).....................      890    (1,211)   (1,161)
Net investment income (loss)......................    2,583     2,318     2,057
Investment gains (losses), net:
  Total other-than-temporary impairment losses....      (13)      (65)      (41)
  Other investment gains (losses), net............     (112)       81        21
                                                   --------  --------  --------
     Total investment gains (losses), net.........     (125)       16       (20)
                                                   --------  --------  --------
Investment management and service fees............    4,106     3,755     3,902
Other income......................................       41        36        40
                                                   --------  --------  --------
   Total revenues.................................   11,733     9,138     8,961
                                                   --------  --------  --------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits...........................    3,462     2,771     2,474
Interest credited to policyholders' account
  balances........................................    1,040     1,029       887
Compensation and benefits.........................    1,762     1,723     1,783
Commissions and distribution related payments.....    1,486     1,467     1,505
Interest expense..................................       29        16        20
Amortization of deferred policy acquisition
  costs, net......................................      268        52      (243)
Other operating costs and expenses................    1,431     1,458     1,497
                                                   --------  --------  --------
   Total benefits and other deductions............    9,478     8,516     7,923
                                                   --------  --------  --------
Income (loss) from operations, before income taxes    2,255       622     1,038
Income tax (expense) benefit......................    1,139        84        22
                                                   --------  --------  --------
Net income (loss).................................    3,394       706     1,060
  Less: Net (income) loss attributable to the
   noncontrolling interest........................     (534)     (496)     (398)
                                                   --------  --------  --------
Net Income (Loss) attributable to AXA Equitable... $  2,860  $    210  $    662
                                                   ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                           AS RESTATED
                                                   --------------------------
                                                     2017     2016     2015
                                                   --------  ------  --------
                                                          (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net income (loss)................................. $  3,394  $  706  $  1,060
                                                   --------  ------  --------

Other comprehensive income (loss) net of income
taxes:
  Foreign currency translation adjustment.........       41     (18)      (25)
  Change in unrealized gains (losses), net of
   reclassification adjustment....................      563    (194)     (832)
  Changes in defined benefit plan related items
   not yet recognized in periodic benefit cost,
   net of reclassification adjustment.............       (5)     (3)       (4)
                                                   --------  ------  --------
Total other comprehensive income (loss), net of
  income taxes....................................      599    (215)     (861)
                                                   --------  ------  --------

Comprehensive income (loss).......................    3,993     491       199

  Less: Comprehensive (income) loss attributable
   to noncontrolling interest.....................     (552)   (479)     (383)
                                                   --------  ------  --------

Comprehensive income (loss) attributable to AXA
  Equitable....................................... $  3,441  $   12  $   (184)
                                                   ========  ======  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                                         AS RESTATED
                                                               -------------------------------
                                                                  2017       2016       2015
                                                               ---------  ---------  ---------
                                                                        (IN MILLIONS)
EQUITY ATTRIBUTABLE TO AXA EQUITABLE:
  Common stock, at par value, beginning and end of year....... $       2  $       2  $       2
                                                               ---------  ---------  ---------

  Capital in excess of par value, beginning of year...........     5,339      5,321      5,957
  Deferred tax on dividend of AB Units........................        --         --        (35)
  Non cash capital contribution from AXA Financial (See Note
   12)........................................................        --         --        137
  Transfer of unrecognized net actuarial loss of the AXA
   Equitable Qualified Pension Plan to AXA Financial (see
   Note 12)...................................................        --         --       (772)
  Capital contribution from Parent............................     1,500         --         --
  Other changes in capital in excess of par value.............        20         18         34
                                                               ---------  ---------  ---------
  Capital in excess of par value, end of year.................     6,859      5,339      5,321
                                                               ---------  ---------  ---------

  Retained earnings, beginning of year........................     6,150      6,990      7,240
  Net income (loss)...........................................     2,860        210        662
  Shareholder dividends.......................................        --     (1,050)      (912)
                                                               ---------  ---------  ---------
  Retained earnings, end of year..............................     9,010      6,150      6,990
                                                               ---------  ---------  ---------
  Accumulated other comprehensive income (loss), beginning of
   year.......................................................        17        215        289
  Transfer of unrecognized net actuarial loss of the AXA
   Equitable Qualified Pension Plan to AXA Financial (see
   Note 12)...................................................        --         --        772
  Other comprehensive income (loss)...........................       581       (198)      (846)
                                                               ---------  ---------  ---------
  Accumulated other comprehensive income (loss), end of year..       598         17        215
                                                               ---------  ---------  ---------

   TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR..................    16,469     11,508     12,528
                                                               ---------  ---------  ---------

Noncontrolling interest, beginning of year....................     3,096      3,059      2,967
Repurchase of AB Holding units................................      (158)      (168)      (154)
Net income (loss) attributable to noncontrolling interest.....       485        491        398
Dividends paid to noncontrolling interest.....................      (457)      (384)      (414)
Dividend of AB Units by AXA Equitable to AXA Financial........        --         --        145
Other comprehensive income (loss) attributable to
  noncontrolling interest.....................................        18        (17)       (15)
Other changes in noncontrolling interest......................       111        115        132
                                                               ---------  ---------  ---------

   Noncontrolling interest, end of year.......................     3,095      3,096      3,059
                                                               ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR..................................... $  19,564  $  14,604  $  15,587
                                                               =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                              AS RESTATED
                                                    ------------------------------
                                                      2017       2016       2015
                                                    --------  ---------  ---------
                                                             (IN MILLIONS)
Net income (loss).................................. $  3,394  $     706  $   1,060
Adjustments to reconcile net income (loss) to net
  cash provided by (used in) operating activities:
  Interest credited to policyholders' account
   balances........................................    1,040      1,029        887
  Policy charges and fee income....................   (3,334)    (3,344)    (3,291)
  Net derivative (gains) losses....................     (890)     1,211      1,161
  Investment (gains) losses, net...................      125        (16)        20
  Realized and unrealized (gains) losses on
   trading securities..............................     (166)        41         43
  Non-cash long term incentive compensation
   expense.........................................      185        152        172
  Amortization of deferred sales commission........       32         41         49
  Other depreciation and amortization..............     (136)       (98)       (18)
  Amortization of deferred cost of reinsurance
   asset...........................................      (84)       159        121
  Amortization of other intangibles................       31         29         28
  Return of real estate joint venture and limited
   partnerships....................................      140        126        161

  Changes in:
   Net broker-dealer and customer related
     receivables/payables..........................     (278)       608        (38)
   Reinsurance recoverable.........................     (416)      (304)      (929)
   Segregated cash and securities, net.............      130       (381)       (89)
   Deferred policy acquisition costs...............      268         52       (243)
   Future policy benefits..........................    1,511        431        631
   Current and deferred income taxes...............     (664)      (742)        50
  Other, net.......................................      189       (161)       (99)
                                                    --------  ---------  ---------

Net cash provided by (used in) operating
  activities....................................... $  1,077  $    (461) $    (324)
                                                    ========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015
                                  (CONTINUED)

                                                              AS RESTATED
                                                    -------------------------------
                                                       2017       2016       2015
                                                    ---------  ---------  ---------
                                                             (IN MILLIONS)
Cash flows from investing activities:
  Proceeds from the sale/maturity/prepayment of:
   Fixed maturities, available for sale............ $   9,738  $   7,154  $   4,368
   Mortgage loans on real estate...................       934        676        609
   Trading account securities......................     9,125      6,271     10,768
   Other...........................................       228         32        134
  Payment for the purchase/origination of:
   Fixed maturities, available for sale............   (12,465)    (7,873)    (4,701)
   Mortgage loans on real estate...................    (2,108)    (3,261)    (1,311)
   Trading account securities......................   (12,667)    (8,691)   (12,501)
   Other...........................................      (280)      (250)      (132)
  Cash settlements related to derivative
   instruments.....................................    (1,259)       102        529
  Decrease in loans to affiliates..................        --        384         --
  Change in short-term investments.................      (264)      (205)      (363)
  Investment in capitalized software, leasehold
   improvements and EDP equipment..................      (100)       (85)       (71)
  Purchase of business, net of cash acquired.......      (130)       (21)        --
  Other, net.......................................       238        409        203
                                                    ---------  ---------  ---------

Net cash provided by (used in) investing
  activities....................................... $  (9,010) $  (5,358) $  (2,468)
                                                    =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015
                                  (CONTINUED)

                                                             AS RESTATED
                                                    ----------------------------
                                                      2017      2016      2015
                                                    --------  --------  --------
                                                            (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
   Deposits........................................ $  9,882  $  9,746  $  5,757
   Withdrawals.....................................   (5,926)   (2,874)   (2,861)
   Transfer (to) from Separate Accounts............    1,656     1,202     1,045
  Change in short-term financings..................       53       (69)       95
  Change in collateralized pledged assets..........      710      (677)       (2)
  Change in collateralized pledged liabilities.....    1,108       125      (270)
  (Decrease) increase in overdrafts payable........       63       (85)       80
  Repayment of long term debt......................       --        --      (200)
  Shareholder dividends paid.......................       --    (1,050)     (767)
  Repurchase of AB Holding units...................     (220)     (236)     (214)
  Redemptions (purchases) of non-controlling
   interests of consolidated company-sponsored
   investment funds................................      120      (137)       --
  Distribution to noncontrolling interest in
   consolidated subsidiaries.......................     (457)     (385)     (414)
  Increase (decrease) in Securities sold under
   agreement to repurchase.........................     (109)      104       939
  (Increase) decrease in securities purchased
   under agreement to resell.......................       --        79       (79)
  Capital Contribution from Parent.................    1,500        --        --
  Other, net.......................................      (10)        8         5
                                                    --------  --------  --------

Net cash provided by (used in) financing
  activities.......................................    8,370     5,751     3,114
                                                    ========  ========  ========

Effect of exchange rate changes on cash and cash
  equivalents......................................       22       (10)      (10)

Change in cash and cash equivalents................      459       (78)      312
Cash and cash equivalents, beginning of year.......    2,950     3,028     2,716
                                                    --------  --------  --------

Cash and cash equivalents, end of year............. $  3,409  $  2,950  $  3,028
                                                    ========  ========  ========

Supplemental cash flow information:
  Interest paid.................................... $     (8) $    (11) $     19
                                                    ========  ========  ========
  Income taxes (refunded) paid..................... $     33  $    613  $    (80)
                                                    ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable" and, collectively with its consolidated subsidiaries, the "Company") is a diversified financial services company. The Company is a direct, wholly-owned subsidiary of AXA Equitable Financial Services, LLC ("AEFS"). AEFS is a direct, wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a direct wholly-owned subsidiary of AXA Equitable Holdings, Inc. ("Holdings"). Holdings is an indirect wholly-owned subsidiary of AXA S.A. ("AXA"), a French holding company for the AXA Group, a worldwide leader in life, property and casualty and health insurance and asset management.

   In the fourth quarter of 2017, the Company completed the reorganization of its segment results into an expanded segment structure to enhance transparency and accountability. The Company believe that the additional segments will enhance the transparency of our financial results. The Company has modified the presentation of its business segment results to reflect its new operating structure and prior periods' presentation has been revised to conform to the new structure.

   On May 10, 2017, AXA announced its intention to pursue the sale of a minority stake in our indirect parent, Holdings, through a proposed initial public offering (the "Holdings IPO") in the first half of 2018. On
   November 13, 2017, Holdings filed a Form S-1 registration statement with the Securities and Exchange Commission (the "SEC"). The completion of the proposed Holdings IPO will depend on, among other things, the SEC filing and review process and customary regulatory approvals, as well as market conditions. There can be no assurance that the proposed Holdings IPO will occur on the anticipated timeline or at all.

   The Company now conducts operations in four segments: Individual Retirement, Group Retirement, Investment Management and Research, and Protection Solutions. The Company's management evaluates the performance of each of these segments independently.

      . The Individual Retirement segment offers a diverse suite of variable annuity products which are primarily sold to affluent and high net worth individuals saving for retirement or seeking retirement income.

      . The Group Retirement segment offers tax-deferred investment and retirement plans sponsored by educational entities, municipalities and not-for-profit entities as well as small and medium-sized businesses.

      . The Investment Management and Research segment provides diversified investment management, research and related solutions globally to a broad range of clients through three main client channels -- Institutional, Retail and Private Wealth Management -- and distributes its institutional research products and solutions through Bernstein Research Services. The Investment Management and Research segment reflects the business of AllianceBernstein Holding L.P. ("AB Holding"), AllianceBernstein L.P. ("ABLP") and their subsidiaries (collectively, "AB").

      . The Protection Solutions segment includes the Company's life insurance and group employee benefits businesses. The life insurance business offers a variety of variable universal life, indexed universal life and term life products to help affluent and high net worth individuals, as well as small and medium-sized business owners, with their wealth protection, wealth transfer and corporate needs. Our group employee benefits business offers a suite of life, short- and long-term disability, dental and vision insurance products to small and medium-size businesses across the United States.

   Corporate and Other includes certain of the Company's financing and investment expenses. It also includes: the closed block of life insurance (the "Closed Block"), run-off group pension business, run-off health business, certain strategic investments and certain unallocated items, including capital and related investments, interest expense and corporate expense. AB's results of operations are reflected in the Investment Management and Research segment. Accordingly, Corporate and Other does not include any items applicable to AB.

   At December 31, 2017 and 2016, the Company's economic interest in AB was 29.0% and 29.0%, respectively. At December 31, 2017 and 2016, respectively, AXA and its subsidiaries' economic interest in AB (including AXA Financial Group) was approximately 64.7% and 63.7%. AXA Equitable is the parent of AllianceBernstein Corporation, the general partner ("General Partner") of both AB Holding and ABLP; as a result it consolidates AB in the Company's consolidated financial statements.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements present the consolidated results of operations, financial condition, and cash flows of the Company and its subsidiaries and those investment companies, partnerships and joint ventures in which the Company has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   We believe that the consolidated financial statements include all adjustments necessary for a fair presentation of the results of operations of the Company. All significant intercompany transactions and balances have been eliminated in consolidation. The years "2017", "2016" and "2015" refer to the years ended December 31, 2017, 2016 and 2015, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Adoption of New Accounting Pronouncements

   In January 2017, the Financial Accounting Standards Board ("FASB") issued new guidance that amends the definition of a business to provide a more robust framework for determining when a set of assets and activities is a business. The definition primarily adds clarity for evaluating whether certain transactions should be accounted for as acquisitions/dispositions of assets or businesses, the latter subject to guidance on business combinations, but also may interact with other areas of accounting where the defined term is used, such as in the application of guidance on consolidation and goodwill impairment. The new guidance is effective for fiscal years ending December 31, 2018. The Company elected to early adopt the new guidance for the year ending December 31, 2016. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In January 2017, the FASB issued updated guidance to simplify the accounting for goodwill impairment on a prospective basis in years beginning after December 15, 2019, with early adoption permitted for impairment testing performed after January 1, 2017. The revised guidance removes Step 2 from the goodwill impairment testing model that currently requires a hypothetical purchase price allocation to assess goodwill recoverability when Step 1 testing demonstrates a reporting unit's carrying value exceeds its fair value. Existing guidance that limits the measure of goodwill impairment to the carrying amount of the reporting unit's goodwill remains unchanged by elimination of the requirement to perform Step 2 testing. The Company elected to early adopt the guidance effective January 1, 2017 for its first quarter 2017 interim goodwill recoverability assessments. Adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

   In October 2016, the FASB issued updated guidance on consolidation of interests held through related parties that are under common control, which alters how a decision maker needs to consider indirect interests in a VIE held through an entity under common control. The new guidance amends the recently adopted consolidation guidance analysis. Under the new guidance, if a decision maker is required to evaluate whether it is the primary beneficiary of a VIE, it will need to consider only its proportionate indirect interest in the VIE held through a common control party. The Company adopted the revised guidance effective January 1, 2017. Adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

   In March 2016, the FASB issued new guidance simplifying the transition to the equity method of accounting. The amendment eliminates the requirement for an investor to retroactively adjust the basis of a previously held interest in an investment that subsequently qualifies for use of the equity method. Additionally, the amendment requires any unrealized holding gain or loss recognized in accumulated other comprehensive income (loss) ("AOCI ") to be realized in earnings at the date an available-for-sale ("AFS") security qualifies for use of the equity method. The Company adopted the revised guidance effective January 1, 2017. Adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

   In March 2016, the FASB issued new guidance on improvements to employee share-based payment accounting. The amendment includes provisions intended to simplify various aspects related to how share-based payments are accounted for and presented in the financial statements including: income tax effects of share-based payments, minimum statutory tax withholding requirements and forfeitures. The Company adopted the revised guidance effective January 1, 2017. Adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

   In February 2015, the FASB issued a new consolidation standard that makes targeted amendments to the VIE assessment, including guidance specific to the analysis of fee arrangements and related party relationships, modifies the guidance for the evaluation of limited partnerships and similar entities for consolidation to eliminate the presumption of general partner control, and ends the deferral that had been granted to certain investment companies for applying previous VIE guidance. The Company adopted this guidance beginning January 1, 2016 using a modified retrospective approach, thereby not requiring a restatement of prior year periods. At initial adoption, the Company's reevaluation of all legal entities under the new standard resulted in identification of additional VIEs and consolidation of certain investment products of the Investment Management and Research segment that were not consolidated in accordance with previous guidance. The analysis performed under this guidance requires the exercise of judgment and is updated continuously as circumstances change or new entities are formed.

   In August 2014, the FASB issued new guidance which requires management to evaluate whether there is "substantial doubt" about the reporting entity's ability to continue as a going concern and provide related footnote disclosures about those uncertainties, if they exist. The new guidance is effective for annual periods ending after December 15, 2016 and interim periods thereafter. The Company implemented this guidance in its reporting on the year ended December 31, 2016. The effect of implementing this guidance was not material to the Company's consolidated financial statements.

   Future Adoption of New Accounting Pronouncements

   In February 2018, the FASB issued new guidance that will permit, but not require, entities to reclassify to retained earnings tax effects "stranded" in AOCI resulting from the change in federal tax rate enacted by the Tax Cuts and Jobs Act (the "Act") on December 22, 2017. An entity that elects this option must reclassify these stranded tax effects for all items in AOCI, including, but not limited to, AFS securities and employee benefits. Tax effects stranded in AOCI for other reasons, such as prior changes in tax law, may not be reclassified. While the new guidance provides entities the option to reclassify these amounts, new disclosures are required regardless of whether entities elect to do so. The new guidance is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption is permitted for periods for which financial statements have not yet been issued or made available for issuance, including in the period the Act was signed into law (i.e., the reporting period including December 22, 2017). Election can be made either to apply the new guidance retrospectively to each period in which the effect of the Act is recognized or in the period of adoption. Management currently is evaluating the options provided for adopting this guidance and the potential impacts on the Company's consolidated financial statements.

   In August 2017, the FASB issued new guidance on accounting for hedging activities, intended to more closely align the financial statement reporting of hedging relationships to the economic results of an entity's risk management activities. In addition, the new guidance makes certain targeted modifications to simplify the application of current hedge accounting guidance. The new guidance is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years, with early application permitted. The effect of adoption should be reflected as of the beginning of the fiscal year of adoption (that is, the initial application date). All transition requirements and elections should be applied to derivatives positions and hedging relationships existing on the date of adoption. Management currently is evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In May 2017, the FASB issued guidance on share-based payments. The amendment provides clarity intended to reduce diversity in practice and the cost and complexity of accounting for changes to the terms or conditions of share-based payment awards. The new guidance is effective for interim and annual periods beginning after December 15, 2017, requires prospective application to awards modified on or after the date of adoption, and permits early adoption. This amendment did not have a material impact on the Company's consolidated financial statements.

   In March 2017, the FASB issued guidance that requires certain premiums on callable debt securities to be amortized to the earliest call date and is intended to better align interest income recognition with the manner in which market participants price these instruments. The new guidance is effective for interim and annual periods beginning after December 15, 2018 with early adoption permitted and is to be applied on a modified retrospective basis. Management currently is evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In March 2017, the FASB issued new guidance on the presentation of net periodic pension and post-retirement benefit costs that requires disaggregation of the service cost component from the other components of net benefit costs on the income statement. The service cost component will be presented with other employee compensation costs in "income from operations," and the remaining components will be reported separately outside of income from operations. While this standard does not change the rules for how benefits costs are measured, it limits the amount eligible for capitalization to the service cost component and, therefore, may require insurers and other entities that establish deferred assets related to the acquisition of new contracts to align its capitalization policies/practices with that limitation. The new guidance is effective for interim and annual periods beginning after December 15, 2017 with early adoption permitted and is to be applied retrospectively for changes in the income statement presentation of net benefit cost and prospectively for changes in capitalization eligibility. The guidance permits the use of amounts previously disclosed for the various components of net benefits cost as the basis for the retrospective change in the income statement presentation, and use of that approach must be disclosed as a "practical expedient" to determining how much of the various components of net benefits costs actually was reflected in historical income statements a result of capitalization and subsequent amortization. For purpose of segment reporting, net periodic benefits costs should continue to be presented based on how management reports those costs internally for evaluation, regardless of these new requirements. The Company expects to utilize the practical expedient for adopting the retrospective change in its income statement presentation of net benefits costs. Based on the assessments performed to-date, adoption of this new guidance in first quarter 2018 is not expected to have a material impact on the Company's consolidated financial statements.

   In August 2016, the FASB issued new guidance to simplify elements of cash flow classification. The new guidance is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The new guidance is effective for interim and annual periods beginning after December 15, 2017 and should be applied using a retrospective transition method. Adoption of this new guidance in first quarter 2018 is not expected to have a material impact on the Company's financial condition or results of operations.

   In June 2016, the FASB issued new guidance related to the accounting for credit losses on financial instruments. The new guidance introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The new guidance is effective for interim and annual periods beginning after December 15, 2019 with early adoption permitted for annual periods beginning after December 15, 2018. Management currently is evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In February 2016, the FASB issued revised guidance to lease accounting that will require lessees to recognize on the balance sheet a "right-of-use" asset and a lease liability for virtually all lease arrangements, including those embedded in other contracts. The new lease accounting model will continue to distinguish between capital and operating leases. The current straight-line pattern for the recognition of rent expense on an operating lease is expected to remain substantially unchanged by the new guidance but instead will be comprised of amortization of the right-of-use asset and interest cost on the related lease obligation, thereby resulting in an income statement presentation similar to a financing arrangement or capital lease. Lessor accounting will remain substantially unchanged from the current model but has been updated to align with certain changes made to the lessee model. The new guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018, with early adoption permitted. The transition provisions require application on a modified retrospective approach at the beginning of the earliest comparative period presented in the financial statements (that is, January 1, 2017). Extensive quantitative and qualitative disclosures, including significant judgments made by management, will be required to provide greater insight into the extent of revenue and expense recognized and expected to be recognized from existing lease contracts and arrangements. Management currently is evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In January 2016, the FASB issued new guidance related to the recognition and measurement of financial assets and financial liabilities. The new guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale ("AFS") debt securities. The new guidance will require equity investments in unconsolidated entities, except those accounted for under the equity method, to be measured at fair value through earnings, thereby eliminating the AFS classification for equity securities with readily determinable fair values for which changes in fair value currently are reported in AOCI. Adoption of this new guidance is required in interim and annual periods beginning after December 15, 2017 and is to be applied on a modified retrospective basis. At December 31, 2017, the Company's equity investments include approximately $157 million common stock securities designated as AFS for which a cumulative effect adjustment to opening retained earnings will be made at January 1, 2018 to reclassify from AOCI the related net unrealized investment gains/(losses), net of income tax. The Company's investment assets held in the form of equity interests in unconsolidated entities, such as limited partnerships and limited liability companies, including hedge funds, private equity funds, and real estate-related funds, generally are accounted for under the equity method and will not be impacted by this new guidance. The Company does not currently report any of its financial liabilities under the fair value option. Adoption of this new guidance in first quarter 2018 is not expected to have a material impact on the Company's financial condition or results of operations.

   In May 2014, the FASB issued new guidance that revises the recognition criteria for revenue arising from contracts with customers to provide goods or services, except when those revenue streams are from insurance contracts, leases, rights and obligations that are in the scope of certain financial instruments (i.e., derivative contracts) and guarantees other than product or service warranties. The new standard's core principle is that revenue should be recognized when "control" of promised goods or services is transferred to customers and in an amount that reflects the consideration to which it expects to be entitled in exchange. Applying the new revenue recognition criteria generally will require more judgments and estimates than under current guidance in order to identify contractual performance obligations to customers, assess the roles of intermediaries in fulfilling those obligations, determine the amount of variable consideration to include in the transaction price, and allocate the transaction price to distinct performance obligations in bundled contracts. The new guidance is effective for interim and annual periods beginning after December 15, 2017, with early adoption permitted. Transition to the new standard requires a retrospective approach but application is permitted either on a full or modified basis, the latter by recognition of a cumulative-effect adjustment to opening equity in the period of initial adoption. On January 1, 2018, the Company will adopt the new revenue recognition guidance on a modified retrospective basis and provide in its first quarter 2018 reporting the additional disclosures required by the new standard. Revenues within the scope of this standard and subject to the Company's analysis largely emerge from its investment in AllianceBernstein, as reported in the Company's Investment Management and Research segment, but also result from the Company's direct wholly-owned subsidiary, FMG as well as broker-dealer operations. Based on the assessments performed to-date, the Company does not expect any changes in the amounts or timing of revenue recognition, including base investment management and advisory fees, distribution revenues, shareholder servicing revenues, and broker-dealer revenues. However, performance-based fees, that currently are recognized at the end of the applicable measurement period when no risk of reversal remains, and carried-interest distributions received (considered performance-based fees), that currently are recorded as deferred revenues until no risk of reversal remains, in certain instances may be recognized earlier under the new standard if it is probable that significant reversal will not occur. As a result, the Company currently expects its initial adoption of the new revenue recognition standard at January 1, 2018 will result in a pre-tax cumulative effect adjustment to increase opening equity by approximately
   $35 million, representing carried-interest distributions previously received, net of revenue sharing payments to investment team members, with respect to which it is probable that significant reversal will not occur. The Company's future financial statements will include additional disclosures as required by the new revenue recognition guidance.

   Closed Block

   As a result of demutualization, the Company's Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and income of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of the Company's general account (the "General Account"), any of its separate accounts (the "Separate Accounts") or any affiliate of the Company without the approval of the New York State Department of Financial Services (the "NYDFS"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax income from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's income.

   If the actual cumulative income from the Closed Block are greater than the expected cumulative income, only the expected income will be recognized in net income. Actual cumulative income in excess of expected cumulative income at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block income in a subsequent period are less than the expected income for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative income of the Closed Block are less than the expected cumulative income, only actual income would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of deferred policy acquisition costs ("DAC"), are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in other comprehensive income ("OCI"). The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in income (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security at the date of acquisition. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Real estate held for the production of income is stated at depreciated cost less valuation allowances.

   Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

   Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

   Partnerships, investment companies and joint venture interests that the Company has control of and has an economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity method of accounting and are reported in other equity investments. The Company records its interests in certain of these partnerships on a month or one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with realized and unrealized gains (losses) reported in net investment income (loss) in the statements of Net income (loss).

   Corporate owned life insurance ("COLI") has been purchased by the Company and certain subsidiaries on the lives of certain key employees and the Company and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2017 and 2016, the carrying value of COLI was $911 million and $892 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets. The Company classifies as short-term securities purchased with a maturity of twelve months or less.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   Cash and securities segregated primarily includes U.S. Treasury Bills segregated by AB in a special reserve bank custody account for the exclusive benefit of its brokerage customers under Rule 15c3-3 of the Exchange Act.

   All securities owned, including U.S. government and agency securities, mortgage-backed securities, futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options and may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within "Other invested assets" or as liabilities within "Other liabilities." The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related Credit Support Annex ("CSA") have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company's freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in "Net derivative gains (losses)" without considering changes in the fair value of the economically associated assets or liabilities.

   The Company is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of income (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

   Securities Repurchase and Reverse Repurchase Agreements

   Securities repurchase and reverse repurchase transactions involve the temporary exchange of securities for cash or other collateral of equivalent value, with agreement to redeliver a like quantity of the same or similar securities at a future date prior to maturity at a fixed and determinable price. Transfers of securities under these agreements to repurchase or resell are evaluated by the Company to determine whether they satisfy the criteria for accounting treatment as secured borrowing or lending arrangements. Agreements not meeting the criteria would require recognition of the transferred securities as sales or purchases with related forward repurchase or resale commitments. All of the Company's securities repurchase transactions are accounted for as collateralized borrowings with the related obligations distinctly captioned in the consolidated balance sheets. Earnings from investing activities related to the cash received under the Company's securities repurchase arrangements are reported in the consolidated statements of income (loss) as "Net investment income" and the associated borrowing cost is reported as "Interest expense." The Company has not actively engaged in securities reverse repurchase transactions.

   Commercial and Agricultural Mortgage Loans on Real Estate:

   Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

      . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during the lenders annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans also are individually evaluated quarterly by the Company's IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problem mortgages but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans, a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan-specific portion of the loss allowance is based on the Company's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan has been restructured to where the collection of interest is considered likely. At December 31, 2017 and 2016, the carrying values of commercial mortgage loans that had been classified as nonaccrual mortgage loans were $19 million and $34 million, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring ("TDR"), the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the mortgage loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, amounts attributable to certain pension operations, Closed Block's policyholders dividend obligation, insurance liability loss recognition, DAC related to UL policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades.

   Recognition of Insurance Income and Related Expenses

   Deposits related to universal life ("UL") and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to income.

   AMORTIZATION POLICY. In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

   DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience and changes in the reserve of products that have indexed features such as SCS IUL and MSO, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC are amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in income (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future separate account performance. Management sets estimated future gross profit or assessment assumptions related to separate account performance using a long-term view of expected average market returns by applying a reversion to the mean ("RTM") approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Based upon management's current expectations of interest rates and future fund growth, the Company updated its RTM assumption from 9.0% to 7.0%. The average gross long-term return measurement start date was also updated to December 31, 2014. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At
   December 31, 2017, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.7% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.7% net of product weighted average Separate Account fees) and 0.0% (-2.3% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is five years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than five years in order to reach the average gross long-term return estimate, the application of the five year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than five years would result in a required deceleration of DAC amortization.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2017, the average rate of assumed investment yields, excluding policy loans, for the Company was 4.7% grading to 4.3% over 7 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in net income in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative income over expected cumulative income as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in net income (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies are subject to recoverability testing as part of the Company's premium deficiency testing. If a premium deficiency exists, DAC are reduced by the amount of the deficiency or to zero through a charge to current period net income (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in net income
   (loss) in the period such deficiency occurs.

   For some products, policyholders can elect to modify product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. These transactions are known as internal replacements. If such modification substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Policyholder Bonus Interest Credits

   Policyholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these policyholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets in the consolidated balance sheets and amortization is included in Interest credited to policyholders' account balances in the consolidated statements of income (loss).

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium, investment performance and interest credited, net of surrenders, withdrawals, benefits and charges.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated policyholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 5.0% to 6.3% (weighted average of 5.1%) for approximately 99.1% of life insurance liabilities and from 1.6% to 5.5% (weighted average of 4.2%) for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to income.

   Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York ("FHLBNY"), the Company has access to collateralized borrowings. The Company may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require the Company to pledge qualified mortgage-backed assets and/or government securities as collateral.

   For reinsurance contracts other than those accounted for as derivatives, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefits ("GMDB") and/or contain guaranteed minimum living benefit ("GMLB," and together with GMDB, the "GMxB features") which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit ("GMIB") base. The Company previously issued certain variable annuity products with and guaranteed income benefit ("GIB") features, guaranteed withdrawal benefit for life ("GWBL"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") features. The Company has also assumed reinsurance for products with GMxB features.

   Reserves for products that have GMIB features, but do not have no-lapse guarantee features, and products with GMDB features are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding separate account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a RTM approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   Products that have a GMIB feature with a no-lapse guarantee rider ("NLG"), GIB, GWBL, GMWB and GMAB features and the assumed products with GMIB features (collectively "GMxB derivative features") are considered either freestanding or embedded derivatives and discussed below under ("Embedded and Freestanding Insurance Derivatives").

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (I.E., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to income. Premium deficiency reserves have been recorded for the group single premium annuity business, certain interest-sensitive life contracts, structured settlements, individual disability income and major medical. Additionally, in certain instances the policyholder liability for a particular line of business may not be deficient in the aggregate to trigger loss recognition, but the pattern of income may be such that profits are expected to be recognized in earlier years followed by losses in later years. In these situations, accounting standards require that an additional profits followed by loss liability be recognized by an amount necessary to sufficiently offset the losses that would be recognized in later years. A profits followed by loss liability is included in "Future policy benefits" and is predominately associated with certain interest-sensitive life contracts.

   Embedded and Freestanding Insurance Derivatives

   Reserves for products considered either embedded or freestanding derivatives are measured at estimated fair value separately from the host variable annuity product, with changes in estimated fair value reported in Net derivative gains (losses). The estimated fair values of these derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees attributable to the guarantee. The projections of future benefits and future fees require capital markets and actuarial assumptions, including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk-free rates.

   Additionally the Company cedes and assumes reinsurance for products with GMxB features, which are considered an embedded when part of a reinsurance contract covers risks not treated as derivative or a freestanding derivative otherwise. The GMxB reinsurance contract asset and liabilities' fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios.

   Changes in the fair value of embedded and freestanding derivatives are reported on the consolidated statements of income (loss) in Net derivative gains (losses). Reserves for embedded derivatives liabilities and assumed reinsurance contracts are reported in Future policyholders' benefits and other policyholders' liabilities and the GMIB reinsurance contract asset, at fair value is reported in a stand-alone line in the consolidated balance sheets.

   Embedded and freestanding insurance derivatives fair values are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits is attributed to the embedded derivative. The percentage of fees included in the fair value measurement is locked-in at inception. Fees above those amounts represent "excess" fees and are reported in Policy charges and fee income.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Company. Separate Account assets are subject to General Account claims only to the extent Separate Account assets exceed separate accounts liabilities. Assets and liabilities of the Separate Account represent the net deposits and accumulated net investment income (loss) less fees, held primarily for the benefit of policyholders, and for which the Company does not bear the investment risk. Separate Account assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to policyholders of such Separate Account are offset within the same line in the consolidated statements of income
   (loss). For 2017, 2016 and 2015, investment results of such Separate Accounts were gains (losses) of $16,735 million, $8,222 million and $(1,148) million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Account assets and liabilities and are not reported in revenues or expenses. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Management and Service Fees and Related Expenses

   INVESTMENT MANAGEMENT AND RESEARCH

   Investment management and service fees principally include the Investment Management and Research segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") and Sanford
   C. Bernstein Limited ("SCBL") for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AB sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Since January 31, 2009, AB sponsored U.S. mutual funds have not offered back-end load shares to new investors. Likewise, as of December 31, 2016, AB sponsored Non-U.S. Funds are no longer offering back-end load shares, except in isolated instances.

   Management periodically reviews the deferred sales commission asset for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If these factors indicate impairment in value, a comparison is made of the carrying value to the undiscounted cash flows expected to be generated by the asset over its remaining life. If it is determined the deferred sales commission asset is not fully recoverable, the asset will be deemed impaired and a loss will be recorded in the amount by which the recorded amount of the asset exceeds its estimated fair value.

   RETIREMENT AND PROTECTION

   Investment management and service fees also includes fees earned by AXA Equitable Funds Management Group, LLC ("AXA Equitable FMG") from providing investment management and administrative services to AXA Premier VIP Trust ("VIP Trust"), EQ Advisors Trust ("EQAT") and 1290 Funds as well as two private investment trusts established in the Cayman Islands, AXA Allocation Funds Trusts and AXA Offshore Multimanager Funds Trust (collectively, the "Other AXA Trusts"). AXA Equitable FMG's administrative services include, among others, fund accounting and compliance services.

   AXA Equitable FMG has entered into sub-advisory agreements with affiliated and unaffiliated registered investment advisers to provide sub-advisory services to AXA Equitable FMG with respect to certain portfolios of EQAT and the Other AXA Trusts. It has also entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. to provide certain sub-administration services to AXA Equitable FMG as instructed by AXA Equitable FMG.

   AXA Equitable FMG's fees related to its services are calculated as a percentage of assets under management and are recorded in Investment management and service fees in the consolidated statements of income (loss) as the related services are performed. Sub-advisory and sub-administrative expenses associated with the services are calculated and recorded as the related services are performed in Other operating costs and expenses in the consolidated statements of income (loss).

   Goodwill and Other Intangible Assets

   Goodwill reported by the Company represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies and relates principally to the acquisition of SCB Inc., an investment research and management company formerly known as Sanford C. Bernstein Inc. ("Bernstein Acquisition") and purchases of units of the limited partnership interest in ABLP ("AB Units"). In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred. Effective January 1, 2017, the Company early-adopted new guidance that eliminated Step 2 testing from the goodwill impairment model and continued to limit the measurement of any goodwill impairment to the carrying value of the reporting unit's goodwill.

   The Company's intangible assets primarily relate to the Bernstein Acquisition and purchases of AB Units and reflect amounts assigned to acquired investment management contracts based on their estimated fair values at the time of acquisition, less accumulated amortization. These intangible assets generally are amortized on a straight-line basis over their estimated useful life, ranging from six to twenty years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, impairment tests are performed to measure the amount of the impairment loss, if any.

   Internal-use Software

   Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. Capitalized amounts are periodically tested for impairment in accordance with the guidance on impairment of long-lived assets. An immediate charge to earnings is recognized if capitalized software costs no longer are deemed to be recoverable. In addition, service potential is periodically reassessed to determine whether facts and circumstances have compressed the software's useful life such that acceleration of amortization over a shorter period than initially determined would be required.

   Income Taxes

   The Company and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. The Company provides for Federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

   Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

   As required under accounting for income taxes, the Company determined reasonable estimates for certain effects of the Tax Cuts and Jobs Act enacted on December 22, 2017 and recorded those estimates as provisional amounts in the 2017 consolidated financial statements. In accordance with SEC Staff Accounting Bulletin No. 118 ("SAB 118"), the Company may make additional adjustments during 2018 (the measurement period) to the income tax balance sheet and income statement accounts as the U.S. Department of the Treasury issues further guidance and interpretations.

   Accounting and Consolidation of VIEs

   For all new investment products and entities developed by the Company (other than Collateralized Debt Obligations ("CDOs")), the Company first determines whether the entity is a VIE, which involves determining an entity's variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, the Company then identifies the primary beneficiary of the VIE. If the Company is deemed to be the primary beneficiary of the VIE, then the Company consolidates the entity.

   The Company provides seed capital to its investment teams to develop new products and services for their clients. The Company's original seed investment typically represents all or a majority of the equity investment in the new product and is temporary in nature. The Company evaluates its seed investments on a quarterly basis to determine whether consolidation is required.

   Management of the Company reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that the Company is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   A VIE must be consolidated by its primary beneficiary, which generally is defined as the party that has a controlling financial interest in the VIE. The Company is deemed to have a controlling financial interest in a VIE if it has (i) the power to direct the activities of the VIE that most significantly affect the VIE's economic performance, and (ii) the obligation to absorb losses of the VIE or the right to receive income from the VIE that potentially could be significant to the VIE. For purposes of evaluating
   (ii) above, fees paid to the Company as a decision maker or service provider are excluded if the fees are compensation for services provided commensurate with the level of effort required to be performed and the arrangement includes only customary terms, conditions or amounts present in arrangements for similar services negotiated at arm's length.

   If the Company has a variable interest in an entity that is determined not to be a VIE, the entity then is evaluated for consolidation under the voting interest entity ("VOE") model. For limited partnerships and similar entities, the Company is deemed to have a controlling financial interest in a VOE, and would be required to consolidate the entity, if the Company owns a majority of the entity's kick-out rights through voting limited partnership interests and other limited partners do not hold substantive participating rights (or other rights that would indicate that the Company does not control the entity). For entities other than limited partnerships, the Company is deemed to have a controlling financial interest in a VOE if it owns a majority voting interest in the entity.

   The analysis performed to identify variable interests held, determine whether entities are VIEs or VOEs, and evaluate whether the Company has a controlling financial interest in such entities requires the exercise of judgment and is updated on a continuous basis as circumstances change or new entities are developed. The primary beneficiary evaluation generally is performed qualitatively based on all facts and circumstances, including consideration of economic interests in the VIE held directly and indirectly through related parties and entities under common control, as well as quantitatively, as appropriate.

   At December 31, 2017, the Company held approximately $1,123 million of investment assets in the form of equity interests issued by non-corporate legal entities determined under the new guidance to be VIEs, such as limited partnerships and limited liability companies, including hedge funds, private equity funds, and real estate-related funds. As an equity investor, the Company is considered to have a variable interest in each of these VIEs as a result of its participation in the risks and/or rewards these funds were designed to create by their defined portfolio objectives and strategies. Primarily through qualitative assessment, including consideration of related party interests or other financial arrangements, if any, the Company was not identified as primary beneficiary of any of these VIEs, largely due to its inability to direct the activities that most significantly impact their economic performance. Consequently, the Company continues to reflect these equity interests in the consolidated balance sheet as Other equity investments and to apply the equity method of accounting for these positions. The net assets of these nonconsolidated VIEs are approximately $160,178 million. The Company's maximum exposure to loss from its direct involvement with these VIEs is the carrying value of its investment of $1,123 million and approximately $693 million of unfunded commitments at December 31, 2017. The Company has no further economic interest in these VIEs in the form of guarantees, derivatives, credit enhancements or similar instruments and obligations.

   At December 31, 2017, the Company consolidated three real estate joint ventures for which it was identified as primary beneficiary under the VIE model. Two of the joint ventures are owned 95% by the Company and 5% by the venture partner. The third consolidated entity is jointly owned by AXA Equitable and AXA France and holds an investment in a real estate venture. Included in the Company's consolidated balance sheets at December 31, 2017 and 2016, respectively, are total assets of $393 million and $36 million related to these VIEs, primarily resulting from the consolidated presentation of $372 million and $36 million of real estate held for production of income. Also resulting from the Company's consolidated presentation of these VIEs are total liabilities of $229 million and $11 million at December 31, 2017 and 2016, respectively, including long term debt in the amount of $203 million and $0 million. In addition, real estate held for production of income reflects $18 million and $20 million as related to two non-consolidated joint ventures at December 31, 2017 and 2016, respectively.

   Included in the Company's consolidated balance sheet at December 31, 2017 are assets of $1,550 million, liabilities of $696 million and redeemable non-controlling interest of $596 million associated with the consolidation of AB-sponsored investment funds under the VIE model. Also included in the Company's consolidated balance sheets are assets of $58 million, liabilities of $2 million and redeemable non-controlling interest of $0 million from consolidation of AB-sponsored investment funds under the VOE model. The assets of these consolidated funds are presented within Other invested assets and cash and cash equivalents, and liabilities of these consolidated funds are presented with other liabilities on the face of the Company's consolidated balance sheet at December 31, 2017; ownership interests not held by the Company relating to consolidated VIEs and VOEs are presented either as redeemable or non-redeemable noncontrolling interest, as appropriate. The Company is not required to provide financial support to these company-sponsored investment funds, and only the assets of such funds are available to settle each fund's own liabilities.

   As of December 31, 2017, the net assets of investment products sponsored by AB that are nonconsolidated VIEs are approximately $53,600 million and the Company's maximum exposure to loss from its direct involvement with these VIEs is its investment of $7.9 million at December 31, 2017. The Company has no further commitments to or economic interest in these VIEs.

   Assumption Updates and Model Changes

   In 2017, the Company made several assumption updates and model changes, including the following: (1) updated the expectation of long-term Separate Accounts volatility used in estimating policyholders' benefits for variable annuities with GMDB and GMIB guarantees and variable universal life contracts with secondary guarantees; (2) updated the estimated duration used to calculate policyholders' benefits for variable annuities with GMDB and GMIB guarantees and the period over which DAC is amortized; (3) updated policyholder behavior assumptions based on emerging experience, including expectations of long-term lapse and partial withdrawal rates for variable annuities with GMxB features; (4) updated premium funding assumptions for certain universal life and variable universal life products with secondary guarantees; (5) completed its periodic review and updated its long term mortality assumption for universal, variable universal and traditional life products; (6) updated the assumption for long term General Account spread and yield assumptions in the DAC amortization and loss recognition testing calculations for universal life, variable universal life and deferred annuity business lines; (7) updated our maintenance expense assumption for universal life and variable universal life products; and (8) implemented other actuarial assumption updates and model changes, resulting in the full release of the reserve. The net impact of assumption changes in 2017 increased policyholders' benefits by $23 million, increased the amortization of DAC by $247 million, decreased policy charges and fee income by $88 million, increased the fair value of our GMIB reinsurance asset by $1.5 billion and decreased the fair value of the GMIB NLG liability by $447 million. This resulted in an increase in Income (loss) from operations, before income taxes of $1.7 billion and increased Net income by approximately $1.1 billion.

   In 2016, the Company made several assumption updates and model changes including the following (1) updated the premium funding assumption used in setting variable life policyholder benefit reserves; (2) made changes in the model used in calculating premium loads, which increased interest sensitive life policyholder benefit reserves; (3) updated its mortality assumption for certain variable interest-sensitive life ("VISL") as a result of favorable mortality experience for some of its older products and unfavorable mortality experience on some of its newer products and (4) updated the General Account spread and yield assumptions for certain VISL products to reflect lower expected investment yields. The net impact of assumption updates and model changes in 2016 decreased Policyholders' benefits by $135 million, increased the amortization of DAC by $193 million, increased policy charges and fee income by $35 million, decreased Income (loss) from operations, before income taxes by $23 million and decreased Net income by approximately $15 million.

   In 2015 the Company announced it would raise cost of insurance ("COI") rates for certain UL policies issued between 2004 and 2007, which have both issue ages 70 and above and a current face value amount of $1 million and above, effective in 2016. The Company raised the COI rates for these policies as management expects future mortality and investment experience to be less favorable than what was anticipated when the original schedule of COI rates was established. This COI rate increase was larger than the increase previously anticipated in management's reserve assumptions. As a result, management updated the assumption to reflect the actual COI rate increase, resulting in a $71 million and $46 million increase in Income (loss) from operations, before income taxes and Net income, respectively, in 2015.

   In 2015, expectations of long-term lapse and partial withdrawal rates for variable annuities with GMDB and GMIB guarantees were lowered based on emerging experience. This update increased expected future claim costs and the fair value of the GMIB reinsurance contract asset. Also in 2015, expectations of GMIB election rates were lowered for certain ages based on emerging experience. This decreased the expected future GMIB claim cost and the fair value of the GMIB reinsurance contract asset, while increasing the expected future GMDB claim cost. The impact of these assumption updates in 2015 were a net decrease in the fair value of the GMIB reinsurance contract asset of $746 million, and increase in the fair value of the GMIBNLG liability of $786 million, a decrease in the GMDB/GMIB reserves of $864 million and a decrease in the amortization of DAC of $32 million. In 2015, this assumption update decreased Income (loss) from operations, before income taxes and Net income by approximately $636 million and $413 million, respectively.

   In 2015, based upon management's then current expectations of interest rates and future fund growth, the Company updated its reversion to the mean ("RTM") assumption used to calculate GMDB/GMIB and VISL reserves and amortization DAC from 9.0% to 7.0%. The impact of this assumption update in 2015 was an increase in GMIB/GMDB reserves of $570 million, an increase in VISL reserves of $29 million and decrease in amortization of DAC of $73 million. In 2015, this assumption update decreased Income (loss) from operations, before income taxes and Net income by approximately $527 million and $342 million, respectively.

   In 2015, expectations of long-term lapse rates for certain Accumulator(R) products at certain durations and moneyness levels were lowered based on emerging experience. This update increased expected future claim costs and the fair value of the GMIB reinsurance contract asset. The impact of this assumption update in 2015 was an increase in the fair value of the GMIB reinsurance contract asset of $216 million, an increase in the fair value of the GMIBNLG liability of $101 million, an increase in the GMIB reserves of $53 million and a decrease in the amortization of DAC of $12 million. In 2015, this assumption update increased Income (loss) from operations, before income taxes and Net income by approximately $74 million and $48 million, respectively.

   In 2015, the Company launched a lump sum payment option to certain contract holders with GMIB and GWBL benefits at the time their AAV falls to zero. As a result, the Company updated its future reserve assumptions to incorporate the expectation that some policyholders will utilize this option. The impact of this assumption update in 2015 resulted in a decrease in the fair value of the GMIB reinsurance contract asset of $263 million, a decrease in the fair value of the GMIBNLG liability of $320 million and a decrease in the GMIB reserves of $47 million. In 2015, this assumption update increased Income (loss) from operations, before income taxes and Net income by approximately $103 million and $67 million, respectively.

   Restatement and Revision of Prior Period Financial Statements

   Management identified errors in its previously issued financial statements related primarily to the calculation of policyholders' benefit reserves and the calculation of DAC amortization for certain variable and interest sensitive life products. Based on quantitative and qualitative factors, management determined that the impact of the errors was material to the consolidated financial statements and financial statement schedules as of and for the year ended December 31, 2016, which therefore are restated herein and discussed below. The impact of these errors to the consolidated financial statements for the year ended December 31, 2015 was not considered to be material either individually or in the aggregate. In order to improve the consistency and comparability of the financial statements, management voluntarily revised the consolidated statements of income (loss), statements of comprehensive income (loss), statements of equity and statements of cash flows for the year ended December 31, 2015 to include the revisions discussed herein.

                                                            DECEMBER 31, 2016
                                              ----------------------------------------------
                                               AS PREVIOUSLY      IMPACT OF
                                                 REPORTED      ADJUSTMENTS/(1)/ AS RESTATED
                                              ---------------- ---------------  ------------
                                                              (IN MILLIONS)
ASSETS:
  Deferred policy acquisition costs.......... $          4,852 $           206  $      5,058
  Guaranteed minimum income benefit
   reinsurance asset, at fair value..........           10,316              (2)       10,314
                                                               ---------------
   Total assets..............................          204,352             204       204,556
                                                               ---------------
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................           28,939             (38)       28,901
  Current and deferred taxes.................            2,751              83         2,834
                                                               ---------------
   Total liabilities.........................          189,504              45       189,549
                                                               ---------------

                                                          DECEMBER 31, 2016
                                              ------------------------------------------
                                              AS PREVIOUSLY     IMPACT OF
                                                REPORTED     ADJUSTMENTS/(1)/ AS RESTATED
                                              -------------- ---------------  -----------
                                                            (IN MILLIONS)
EQUITY:
  Retained earnings.......................... $        6,005 $           145  $     6,150
  Accumulated other comprehensive income
   (loss)....................................              3              14           17
                                                             ---------------
  Total equity attributable to AXA Equitable.         11,349             159       11,508
                                                             ---------------
  Total equity...............................         14,445             159       14,604
                                                             ---------------
Total liabilities, redeemable controlling
  interest and equity........................ $      204,352 $           204  $   204,556
                                                             ===============

  /(1)/In the Form 8-K filed on December 21, 2017, the Company reported in
       Exhibit 99.1 to reflect a change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Form 8-K, the Company identified certain additional errors that were material to the previously disclosed financial information that impact the pre-change in accounting principle financial information that is being restated, and thus these figures differ from what was reported in the Form 8-K.

                                                    AS PREVIOUSLY         IMPACT OF         AS        AS
                                                      REPORTED        ADJUSTMENTS /(1)/  RESTATED   REVISED
                                                --------------------  ----------------  ---------  ---------
                                                     YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                    DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                --------------------  ----------------  --------------------
                                                   2016       2015      2016     2015      2016      2015
                                                ---------  ---------  -------  -------  ---------  ---------
                                                                        (IN MILLIONS)
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Premiums....................................       854        828       26       24        880        852
   Net derivative gains (losses)...............    (1,163)    (1,075)     (48)     (86)    (1,211)    (1,161)
                                                                      -------  -------
       Total revenues..........................     9,160      9,023      (22)     (62)     9,138      8,961
                                                                      -------  -------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits.....................     2,745      2,457       26       17      2,771      2,474
   Interest credited to policyholder's
     account balances..........................     1,079        973      (50)     (86)     1,029        887
   Amortization of deferred policy
     acquisition costs, net....................       287       (254)    (235)      11         52       (243)
                                                                      -------  -------
       Total benefits and other deductions.....     8,775      7,981     (259)     (58)     8,516      7,923
                                                                      -------  -------
  Income (loss) from operations, before
   income taxes................................       385      1,042      237       (4)       622      1,038
  Income tax (expense) benefit.................       168         23      (84)      (1)        84         22
                                                                      -------  -------
  Net income (loss)............................       553      1,065      153       (5)       706      1,060
                                                                      -------  -------
  Net income (loss) attributable to AXA
   Equitable................................... $      57  $     667  $   153  $    (5) $     210  $     662
                                                                      =======  =======
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
Net income (loss).............................. $     553  $   1,065  $   153  $    (5) $     706  $   1,060
Change in unrealized gains (losses), net of
  reclassification adjustment..................      (208)      (828)      14       (4)      (194)      (832)
                                                                      -------  -------
  Total other comprehensive income (loss),
   net of income taxes.........................      (229)      (857)      14       (4)      (215)      (861)
                                                                      -------  -------
Comprehensive income (loss)....................       324        208      167       (9)       491        199
                                                                      -------  -------
  Comprehensive income (loss) attributable
   to AXA Equitable............................ $    (155) $    (175) $   167  $    (9) $      12  $    (184)
                                                                      =======  =======

  /(1)/In the Form 8-K filed on December 21, 2017, the Company reported in
       Exhibit 99.1 to reflect a change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Form 8-K, the Company identified certain additional errors that were material to the previously disclosed financial information for the year ended
       December 31, 2016 that impact the pre-change in accounting principle financial information that is being restated and identified certain additional errors that were not material to the previously disclosed financial information for the year ended December 31, 2015, and thus these figures differ from what was reported in the Form 8-K.

                                                     AS PREVIOUSLY                                     AS         AS
                                                       REPORTED         IMPACT OF ADJUSTMENTS/(1)/  RESTATED    REVISED
                                                ----------------------  -------------------------  ---------   ---------
                                                YEAR ENDED DECEMBER 31,  YEAR ENDED DECEMBER 31,   YEAR ENDED DECEMBER 31,
                                                ----------------------- -------------------------  -----------------------
                                                    2016        2015        2016          2015        2016       2015
                                                -----------  ---------  ------------  -----------  ---------   ---------
                                                                             (IN MILLIONS)
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year......... $     6,998  $   7,243  $         (8) $        (3) $   6,990   $   7,240
  Net income (loss) attributable to AXA
   Equitable...................................          57        667           153           (5)       210         662
                                                                        ------------  -----------
  Retained earnings, end of period.............       6,005      6,998           145           (8)     6,150       6,990
                                                                        ------------  -----------
  Accumulated other comprehensive income
   (loss), beginning of year...................         215        285            --            4        215         289
  Other comprehensive income (loss)............        (212)      (842)           14           (4)      (198)       (846)
                                                                        ------------  -----------
  Accumulated other comprehensive income
   (loss), end of year.........................           3        215            14           --         17         215
                                                                        ------------  -----------
   Total AXA Equitable's equity, end of
     period....................................      11,349     12,536           159           (8)    11,508      12,528
                                                                        ------------  -----------
     TOTAL EQUITY, END OF PERIOD............... $    14,445  $  15,595  $        159  $        (8) $  14,604   $  15,587
                                                                        ============  ===========
STATEMENTS OF CASH FLOWS:
  CASH FLOW FROM OPERATING ACTIVITIES:
   Net income (loss)........................... $       553  $   1,065  $        153  $        (5) $     706   $   1,060
   Interest credited to policyholders'
     account balances..........................       1,079        973           (50)         (86)     1,029         887
   Net derivative (gains) loss.................       1,163      1,075            48           86      1,211       1,161
   Changes in:
   Deferred policy acquisition costs...........         287       (254)         (235)          11         52        (243)
   Current and deferred income taxes...........        (826)        49            84            1       (742)         50
   Other.......................................        (161)       (92)           --           (7)      (161)        (99)
                                                                        ------------  -----------
Net cash provided by (used in) operating
  activities................................... $      (461) $    (324) $         --  $        --  $    (461)  $    (324)
                                                                        ============  ===========

  /(1)/In the Form 8-K filed on December 21, 2017, the Company reported in
       Exhibit 99.1 to reflect a change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Form 8-K, the Company identified certain additional errors that were material to the previously disclosed financial information as of and for the year ended December 31, 2016 that impact the pre-change in accounting principle financial information that is being restated and identified certain additional errors that were not material to the previously disclosed financial information as of and for the year ended December 31, 2015, and thus these figures differ from what was reported in the Form 8-K.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                            GROSS        GROSS
                                               AMORTIZED  UNREALIZED  UNREALIZED                 OTTI
                                                 COST       GAINS       LOSSES     FAIR VALUE IN AOCI/(3)/
                                              ----------- ---------- ------------- ---------- -----------
                                                                     (IN MILLIONS)
DECEMBER 31, 2017
-----------------
Fixed Maturity Securities:
  Public corporate........................... $    13,645  $     725 $          25 $   14,345  $       --
  Private corporate..........................       6,951        217            31      7,137          --
  U.S. Treasury, government and agency.......      12,644        676           185     13,135          --
  States and political subdivisions..........         414         67            --        481          --
  Foreign governments........................         387         27             5        409          --
  Commercial mortgage-backed.................          --         --            --         --          --
   Residential mortgage-backed/(1)/..........         236         15            --        251          --
   Asset-backed/(2)/.........................          93          3            --         96           2
  Redeemable preferred stock.................         461         44             1        504          --
                                              -----------  --------- ------------- ----------  ----------
     Total Fixed Maturities..................      34,831      1,774           247     36,358           2
Equity securities............................         157         --            --        157          --
                                              -----------  --------- ------------- ----------  ----------
Total at December 31, 2017................... $    34,988  $   1,774 $         247 $   36,515  $        2
                                              ===========  ========= ============= ==========  ==========

December 31, 2016:
------------------
Fixed Maturity Securities:
  Public corporate........................... $    12,418  $     675 $          81 $   13,012  $       --
  Private corporate..........................       6,880        215            55      7,040          --
  U.S. Treasury, government and agency.......      10,739        221           624     10,336          --
  States and political subdivisions..........         432         63             2        493          --
  Foreign governments........................         375         29            14        390          --
  Commercial mortgage-backed.................         415         28            72        371           7
   Residential mortgage-backed/(1)/..........         294         20            --        314          --
   Asset-backed/(2)/.........................          51         10             1         60           3
  Redeemable preferred stock.................         519         45            10        554          --
                                              -----------  --------- ------------- ----------  ----------
     Total Fixed Maturities..................      32,123      1,306           859     32,570          10
Equity securities............................         113         --            --        113          --
                                              -----------  --------- ------------- ----------  ----------
Total at December 31, 2016................... $    32,236  $   1,306 $         859 $   32,683  $       10
                                              ===========  ========= ============= ==========  ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
  /(3)/Amounts represent OTTI losses in AOCI, which were not included in income
       (loss) in accordance with current accounting guidance.

   The contractual maturities of AFS fixed maturities at December 31, 2017 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2017

                                               AMORTIZED
                                                 COST      FAIR VALUE
                                              ------------ ----------
                                                   (in millions)
Due in one year or less...................... $      1,339 $    1,352
Due in years two through five................        7,773      8,035
Due in years six through ten.................        9,889     10,136
Due after ten years..........................       15,040     15,984
                                              ------------ ----------
   Subtotal..................................       34,041     35,507
Commercial mortgage-backed securities........           --         --
Residential mortgage-backed securities.......          236        251
Asset-backed securities......................           93         96
Redeemable preferred stocks..................          461        504
                                              ------------ ----------
Total........................................ $     34,831 $   36,358
                                              ============ ==========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2017, 2016 and 2015:

                                                      DECEMBER 31,
                                              ----------------------------
                                                 2017       2016     2015
                                              ----------  --------  ------
                                                      (IN MILLIONS)
Proceeds from sales.......................... $    7,232  $  4,324  $  979
                                              ==========  ========  ======
Gross gains on sales......................... $       98  $    111  $   33
                                              ==========  ========  ======
Gross losses on sales........................ $     (211) $    (58) $   (8)
                                              ==========  ========  ======
Total OTTI................................... $      (13) $    (65) $  (41)
Non-credit losses recognized in OCI..........         --        --      --
                                              ----------  --------  ------
Credit losses recognized in net income (loss) $      (13) $    (65) $  (41)
                                              ==========  ========  ======

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts:

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                               2017   2016
                                              -----  -----
                                              (IN MILLIONS)
Balances at January 1,....................... $(190) $(198)
Previously recognized impairments on
  securities that matured, paid, prepaid or
  sold.......................................   193     73
Recognized impairments on securities
  impaired to fair value this period/(1)/....    --    (17)
Impairments recognized this period on
  securities not previously impaired.........   (13)   (46)
Additional impairments this period on
  securities previously impaired.............    --     (2)
Increases due to passage of time on
  previously recorded credit losses..........    --     --
Accretion of previously recognized
  impairments due to increases in expected
  cash flows.................................    --     --
                                              -----  -----
Balances at December 31,..................... $ (10) $(190)
                                              =====  =====

  /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                 DECEMBER 31,
                                               ----------------
                                                 2017    2016
                                               -------- -------
                                                (IN MILLIONS)
AFS Securities:
  Fixed maturities:
   With OTTI loss............................. $      1 $    19
   All other..................................    1,526     428
  Equity securities...........................       --      --
                                               -------- -------
Net Unrealized Gains (Losses)................. $  1,527 $   447
                                               ======== =======

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net income (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                   AOCI GAIN
                                                                                                     (LOSS)
                                              NET UNREALIZED                         DEFERRED      RELATED TO
                                                   GAIN                               INCOME     NET UNREALIZED
                                               (LOSSES) ON           POLICYHOLDERS   TAX ASSET     INVESTMENT
                                               INVESTMENTS     DAC    LIABILITIES   (LIABILITY)  GAINS (LOSSES)
                                              --------------  -----  -------------  -----------  --------------
                                                                        (IN MILLIONS)
BALANCE, JANUARY 1, 2017                      $           19  $  (1)  $        (10)   $      (3)  $           5
Net investment gains (losses) arising during
  the period.................................            (18)    --             --           --             (18)
Reclassification adjustment for OTTI losses:
   Included in Net income (loss).............             --     --             --           --              --
   Excluded from Net income (loss)/(1)/......             --     --             --           --              --
Impact of net unrealized investment gains
  (losses) on:...............................
   DAC.......................................             --      2             --           --               2
   Deferred income taxes.....................             --     --             --           (2)             (2)
   Policyholders liabilities.................             --     --              9           --               9
                                              --------------  -----   ------------    ---------   -------------
BALANCE, DECEMBER 31, 2017................... $            1  $   1   $         (1)   $      (5)  $          (4)
                                              ==============  =====   ============    =========   =============

BALANCE, JANUARY 1, 2016..................... $           16  $  --   $         (4)   $      (5)  $           7
Net investment gains (losses) arising during
  the period.................................             (6)    --             --           --              (6)
Reclassification adjustment for OTTI losses:
   Included in Net income (loss).............              9     --             --           --               9
   Excluded from Net income (loss)/(1)/......             --     --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --     (1)            --           --              (1)
   Deferred income taxes.....................             --     --             --            2               2
   Policyholders liabilities.................             --     --             (6)          --              (6)
                                              --------------  -----   ------------    ---------   -------------
BALANCE, DECEMBER 31, 2016................... $           19  $  (1)  $        (10)   $      (3)  $           5
                                              ==============  =====   ============    =========   =============

  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in income (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                   NET                                           AOCI GAIN (LOSS)
                                               UNREALIZED                            DEFERRED       RELATED TO
                                                  GAINS                               INCOME      NET UNREALIZED
                                               (LOSSES) ON           POLICYHOLDERS   TAX ASSET      INVESTMENT
                                               INVESTMENTS     DAC    LIABILITIES   (LIABILITY)   GAINS (LOSSES)
                                              -------------  ------  -------------  -----------  ----------------
                                                                         (IN MILLIONS)
BALANCE, JANUARY 1, 2017..................... $         428  $  (70)  $       (188)  $      (60)  $           110
Net investment gains (losses) arising during
  the period.................................         1,085      --             --           --             1,085
Reclassification adjustment for OTTI losses:
Included in Net income (loss)................            13      --             --           --                13
Excluded from Net income (loss)/(1)/.........            --      --             --           --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --    (245)            --           --              (245)
   Deferred income taxes.....................            --      --             --         (240)             (240)
   Policyholders liabilities.................            --      --            (44)          --               (44)
                                              -------------  ------   ------------   ----------   ---------------
BALANCE, DECEMBER 31, 2017................... $       1,526  $ (315)  $       (232)  $     (300)  $           679
                                              =============  ======   ============   ==========   ===============

BALANCE, JANUARY 1, 2016..................... $         674  $  (93)  $       (221)  $     (126)  $           234
Net investment gains (losses) arising during
  the period.................................          (240)     --             --           --              (240)
Reclassification adjustment for OTTI losses:
   Included in Net income (loss).............            (6)     --             --           --                (6)
   Excluded from Net income (loss)/(1)/......            --      --             --           --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --      23             --           --                23
   Deferred income taxes.....................            --      --             --           66                66
   Policyholders liabilities.................            --      --             33           --                33
                                              -------------  ------   ------------   ----------   ---------------
BALANCE, DECEMBER 31, 2016................... $         428  $  (70)  $       (188)  $      (60)  $           110
                                              =============  ======   ============   ==========   ===============

  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in income (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 620 issues at December 31, 2017 and the 794 issues at December 31, 2016 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                               LESS THAN 12 MONTHS   12 MONTHS OR LONGER          TOTAL
                                              --------------------- --------------------- ---------------------
                                                           GROSS                 GROSS                 GROSS
                                                         UNREALIZED            UNREALIZED            UNREALIZED
                                              FAIR VALUE   LOSSES   FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                              ---------- ---------- ---------- ---------- ---------- ----------
                                                                        (IN MILLIONS)
DECEMBER 31, 2017:
------------------
Fixed Maturity Securities:
  Public corporate...........................  $   1,384  $       9 $      548 $       16 $    1,932  $      25
  Private corporate..........................        718          8        615         23      1,333         31
  U.S. Treasury, government and agency.......      2,150          6      3,005        179      5,155        185
  States and political subdivisions..........         20         --         --         --         20         --
  Foreign governments........................         11         --         73          5         84          5
  Commercial mortgage- backed................         --         --         --         --         --         --
  Residential mortgage- backed...............         18         --         --         --         18         --
  Asset-backed...............................          7         --          2         --          9         --
  Redeemable preferred stock.................          7         --         12          1         19          1
                                               ---------  --------- ---------- ---------- ----------  ---------

Total........................................  $   4,315  $      23 $    4,255 $      224 $    8,570  $     247
                                               =========  ========= ========== ========== ==========  =========
December 31, 2016:
------------------
Fixed Maturity Securities:
  Public corporate...........................  $   2,455  $      75 $      113 $        6 $    2,568  $      81
  Private corporate..........................      1,483         38        277         17      1,760         55
  U.S. Treasury, government and agency.......      5,356        624         --         --      5,356        624
  States and political subdivisions..........         --         --         18          2         18          2
  Foreign governments........................         73          3         49         11        122         14
  Commercial mortgage- backed................         66          5        171         67        237         72
  Residential mortgage- backed...............         47         --          4         --         51         --
  Asset-backed...............................          4         --          8          1         12          1
  Redeemable preferred stock.................        218          9         12          1        230         10
                                               ---------  --------- ---------- ---------- ----------  ---------

Total........................................  $   9,702  $     754 $      652 $      105 $   10,354  $     859
                                               =========  ========= ========== ========== ==========  =========

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of the Company, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.8% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2017 and 2016 were $182 million and $169 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2017 and 2016, respectively, approximately $1,309 million and $1,574 million, or 3.8% and 4.9%, of the $34,831 million and $32,123 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $5 million and $28 million at December 31, 2017 and 2016, respectively. At December 31, 2017 and 2016, respectively, the $224 million and $105 million of gross unrealized losses of twelve months or more were concentrated in U.S. Treasury, corporate and commercial mortgage-backed securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to income for OTTI for these securities was not warranted at either December 31, 2017 or 2016. As of December 31, 2017, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business.

   At December 31, 2017, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $3 million.

   At December 31, 2017 and 2016, respectively, the fair value of the Company's trading account securities was $12,628 million and $9,134 million. Also at December 31, 2017 and 2016, respectively, Trading account securities included the General Account's investment in Separate Accounts which had carrying values of $49 million and $63 million.

   MORTGAGE LOANS

   The payment terms of mortgage loans may from time to time be restructured or modified.

   Troubled Debt Restructuring

   The investment in troubled debt restructured mortgage loans, based on amortized cost, amounted to $0 million and $15 million at December 31, 2017 and 2016, respectively. Gross interest income on these loans included in net investment income (loss) totaled $0 million, $0 million and $1 million in 2017, 2016 and 2015, respectively.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2017, 2016 and 2015 are as follows:

                                              COMMERCIAL MORTGAGE LOANS
                                              -----------------------
                                              2017      2016      2015
                                              -----  ----------  -----
                                                   (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,................ $   8  $        6  $  37
   Charge-offs...............................    --          --    (32)
   Recoveries................................    --          (2)    (1)
   Provision.................................    --           4      2
                                              -----  ----------  -----
Ending Balance, December 31,................. $   8  $        8  $   6
                                              =====  ==========  =====
   Individually Evaluated for Impairment..... $   8  $        8  $   6
                                              =====  ==========  =====

   There were no allowances for credit losses for agricultural mortgage loans in 2017, 2016 and 2015.

   The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2017 and 2016, respectively. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2017

                                                       DEBT SERVICE COVERAGE RATIO/(1)/
                                              --------------------------------------------------
                                                                                          LESS    TOTAL
                                               GREATER  1.8X TO 1.5X TO 1.2X TO 1.0X TO   THAN   MORTGAGE
                                              THAN 2.0X  2.0X    1.8X    1.5X    1.2X     1.0X    LOANS
LOAN-TO-VALUE RATIO:/(2)/                     --------- ------- ------- ------- ------- -------- ---------
                                                                     (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/(1)/
0% - 50%.....................................  $    742  $   -- $   320 $    74  $   -- $     -- $   1,136
50% - 70%....................................     4,088     682   1,066     428     145       --     6,409
70% - 90%....................................       169     110     196     272      50       --       797
90% plus.....................................        --      --      27      --      --       --        27
                                               --------  ------ ------- -------  ------ -------- ---------

Total Commercial Mortgage Loans..............  $  4,999  $  792 $ 1,609 $   774  $  195 $     -- $   8,369
                                               ========  ====== ======= =======  ====== ======== =========
AGRICULTURAL MORTGAGE LOANS/(1)/
0% - 50%.....................................  $    272  $  149 $   275 $   515  $  316 $     30 $   1,557
50% - 70%....................................       111      46     227     359     221       49     1,013
70% - 90%....................................        --      --      --       4      --       --         4
90% plus.....................................        --      --      --      --      --       --        --
                                               --------  ------ ------- -------  ------ -------- ---------

Total Agricultural Mortgage Loans............  $    383  $  195 $   502 $   878  $  537 $     79 $   2,574
                                               ========  ====== ======= =======  ====== ======== =========
TOTAL MORTGAGE LOANS/(1)/
0% - 50%.....................................  $  1,014  $  149 $   595 $   589  $  316 $     30 $   2,693
50% - 70%....................................     4,199     728   1,293     787     366       49     7,422
70% - 90%....................................       169     110     196     276      50       --       801
90% plus.....................................        --      --      27      --      --       --        27
                                               --------  ------ ------- -------  ------ -------- ---------

Total Mortgage Loans.........................  $  5,382  $  987 $ 2,111 $ 1,652  $  732 $     79 $  10,943
                                               ========  ====== ======= =======  ====== ======== =========

  /(1)/The debt service coverage ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.
   /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

       Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
                               December 31, 2016

                                                      Debt Service Coverage Ratio/(1)/
                                              ------------------------------------------------
                                                                                         Less   Total
                                               Greater  1.8x to 1.5x to 1.2x to  1.0x to than  Mortgage
                                              than 2.0x  2.0x    1.8x    1.5x     1.2x   1.0x   Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- ------- -------- ------- ----- --------
                                                                    (in millions)
Commercial Mortgage Loans/(1)/
0% - 50%.....................................  $    738  $   95  $   59 $     56  $   -- $  -- $    948
50% - 70%....................................     3,217     430     673    1,100      76    --    5,496
70% - 90%....................................       282      65     229      127      28    46      777
90% plus.....................................        --      --      28       15      --    --       43
                                               --------  ------  ------ --------  ------ ----- --------

Total Commercial Mortgage Loans..............  $  4,237  $  590  $  989 $  1,298  $  104 $  46 $  7,264
                                               ========  ======  ====== ========  ====== ===== ========

                                                       Debt Service Coverage Ratio/(1)/
                                              --------------------------------------------------
                                                                                           Less   Total
                                               Greater  1.8x to 1.5x to  1.2x to  1.0x to  than  Mortgage
                                              than 2.0x  2.0x    1.8x     1.5x     1.2x    1.0x   Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- -------- -------- ------- ------ --------
                                                                     (in millions)
Agricultural Mortgage Loans/(1)/
0% - 50%.....................................  $    254  $  138 $    296 $    468  $  286 $   49 $  1,491
50% - 70%....................................       141      57      209      333     219     45    1,004
70% - 90%....................................        --      --        2        4      --     --        6
90% plus.....................................        --      --       --       --      --     --       --
                                               --------  ------ -------- --------  ------ ------ --------

Total Agricultural Mortgage Loans............  $    395  $  195 $    507 $    805  $  505 $   94 $  2,501
                                               ========  ====== ======== ========  ====== ====== ========

Total Mortgage Loans/(1)/
0% - 50%.....................................  $    992  $  233 $    355 $    524  $  286 $   49 $  2,439
50% - 70%....................................     3,358     487      882    1,433     295     45    6,500
70% - 90%....................................       282      65      231      131      28     46      783
90% plus.....................................        --      --       28       15      --     --       43
                                               --------  ------ -------- --------  ------ ------ --------

Total Mortgage Loans.........................  $  4,632  $  785 $  1,496 $  2,103  $  609 $  140 $  9,765
                                               ========  ====== ======== ========  ====== ====== ========

  /(1)/The debt service coverage ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2017 and 2016, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOAN

                                                                                                    RECORDED
                                                                                                   INVESTMENT
                                                                                  TOTAL     90 DAYS OR (GREATER THAN)
                               30-59 60-89      90 DAYS                         FINANCING              AND
                               DAYS  DAYS  OR (GREATER THAN) TOTAL   CURRENT   RECEIVABLES          ACCRUING
                               ----- ----- ----------------- ------ --------- ------------- -------------------------
                                                                   (IN MILLIONS)
DECEMBER 31, 2017:
------------------

  Commercial.................. $  27 $  --             $  -- $   27 $   8,342 $       8,369               $        --
  Agricultural................    49     3                22     74     2,500         2,574                        22
                               ----- -----             ----- ------ --------- -------------               -----------
TOTAL MORTGAGE LOANS.......... $  76 $   3             $  22 $  101 $  10,842 $      10,943               $        22
                               ===== =====             ===== ====== ========= =============               ===========

December 31, 2016:
------------------

  Commercial.................. $  -- $  --             $  -- $   -- $   7,264 $       7,264               $        --
  Agricultural................     9     2                 6     17     2,484         2,501                         6
                               ----- -----             ----- ------ --------- -------------               -----------
Total Mortgage Loans.......... $   9 $   2             $   6 $   17 $   9,748 $       9,765               $         6
                               ===== =====             ===== ====== ========= =============               ===========

   The following table provides information relating to impaired mortgage loans at December 31, 2017 and 2016, respectively.

                            IMPAIRED MORTGAGE LOANS

                                                          UNPAID                   AVERAGE        INTEREST
                                               RECORDED  PRINCIPAL    RELATED      RECORDED        INCOME
                                              INVESTMENT  BALANCE    ALLOWANCE  INVESTMENT/(1)/  RECOGNIZED
                                              ---------- ---------- ----------  --------------  ------------
                                                                      (IN MILLIONS)
DECEMBER 31, 2017:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other......... $       -- $       -- $       --      $       --  $         --
  Agricultural mortgage loans................         --         --         --              --            --
                                              ---------- ---------- ----------      ----------  ------------
TOTAL........................................ $       -- $       -- $       --      $       --  $         --
                                              ========== ========== ==========      ==========  ============
With related allowance recorded:
  Commercial mortgage loans -- other......... $       27 $       27 $       (8)     $       27  $          2
  Agricultural mortgage loans................         --         --         --              --            --
                                              ---------- ---------- ----------      ----------  ------------
TOTAL........................................ $       27 $       27 $       (8)     $       27  $          2
                                              ========== ========== ==========      ==========  ============

December 31, 2016:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other......... $       15 $       15 $       --      $       22  $         --
  Agricultural mortgage loans................         --         --         --              --            --
                                              ---------- ---------- ----------      ----------  ------------
Total........................................ $       15 $       15 $       --      $       22  $         --
                                              ========== ========== ==========      ==========  ============
With related allowance recorded:
  Commercial mortgage loans -- other......... $       27 $       27 $       (8)     $       48  $          2
  Agricultural mortgage loans................         --         --         --              --            --
                                              ---------- ---------- ----------      ----------  ------------
Total........................................ $       27 $       27 $       (8)     $       48  $          2
                                              ========== ========== ==========      ==========  ============

  /(1)/Represents a five-quarter average of recorded amortized cost.

   EQUITY METHOD INVESTMENTS

   Included in other equity investments are limited partnership interests accounted for under the equity method with a total carrying value of $1,106 million and $1,123 million, respectively, at December 31, 2017 and 2016. The Company's total equity in net income (loss) for these limited partnership interests was $156 million, $50 million and $67 million, respectively, for 2017, 2016 and 2015.

   DERIVATIVES AND OFFSETTING ASSETS AND LIABILITIES

   The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a "Derivative Use Plan" approved by applicable states' insurance law. Derivatives are generally not accounted for using hedge accounting, with the exception of Treasury Inflation-Protected Securities ("TIPS"), which is discussed further below. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, bond and bond-index total return swaps, swaptions, variance swaps and equity options, credit and foreign exchange derivatives, as well as bond and repo transactions to support the hedging. The derivative contracts are collectively managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in capital markets.

   Derivatives utilized to hedge exposure to Variable Annuities with Guarantee Features

   The Company has issued and continues to offer variable annuity products with GMxB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB, in the event of annuitization, being higher than what accumulated policyholders' account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with products that have a GMxB derivative features liability is that under-performance of the financial markets could result in the GMxB derivative features' benefits being higher than what accumulated policyholders' account balances would support.

   For GMxB features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected actuarial assumptions for mortality, lapse and surrender, withdrawal and policyholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMxB features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   The Company implemented an overlay hedge program to ensure a target asset level for all variable annuities at a CTE98 level under most scenarios, and at a CTE95 level in extreme scenarios.

   Derivatives utilized to hedge crediting rate exposure on SCS, SIO, MSO and IUL products/investment options

   The Company hedges crediting rates in the Structured Capital Strategies ("SCS") variable annuity, Structured Investment Option in the EQUI-VEST variable annuity series ("SIO"), Market Stabilizer Option ("MSO") in the variable life insurance products and Indexed Universal Life ("IUL") insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

   In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers without any basis risk due to market exposures, thereby substantially reducing any exposure to market-related earnings volatility.

   Derivatives utilized for General Account Investment Portfolio

   The Company maintains a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible for investment under its investment guidelines through the sale of credit default swaps ("CDSs"). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity's bonds of similar maturity. These credit derivatives generally have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss). The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company generally transacts the sale of CDSs in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty's option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar or euro-equivalent of the derivative notional amount. The Standard North American CDS Contract ("SNAC") or Standard European Corporate Contract ("STEC") under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

   The Company purchased 30-year TIPS and other sovereign bonds, both inflation linked and non-inflation linked, as General Account investments and enters into asset or cross-currency basis swaps, to result in payment of the given bond's coupons and principal at maturity in the bond's specified currency to the swap counterparty in return for fixed dollar amounts. These swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond. At
   December 31, 2017 and 2016, respectively, the Company's unrealized gains (losses) related to this program were $86 million and $(97) million and reported in AOCI.

   The Company implemented a strategy to hedge a portion of the credit exposure in its General Account investment portfolio by buying protection through a swap. These are swaps on the "super senior tranche" of the investment grade CDX index. Under the terms of these swaps, the Company pays quarterly fixed premiums that, together with any initial amount paid or received at trade inception, serve as premiums paid to hedge the risk arising from multiple defaults of bonds referenced in the CDX index. These credit derivatives have terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net derivative gains (losses).

   In 2016, the Company implemented a program to mitigate its duration gap using total return swaps for which the reference U.S. Treasury securities are sold to the swap counterparty under arrangements economically similar to repurchase agreements. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. Under this program, the Company derecognized approximately $3,905 million of U.S. Treasury securities for which the Company received proceeds of approximately $3,905 million at inception of the total return swap contract. Under the terms of these swaps, the Company retains ongoing exposure to the total returns of the underlying U.S. Treasury securities in exchange for a financing cost. At December 31, 2017, the aggregate fair value of U.S. Treasury securities derecognized under this program was approximately
   $3,796 million. Reported in Other invested assets in the Company's balance sheet at December 31, 2017 is approximately $(23) million, representing the fair value of the total return swap contracts.

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments:

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2017

                                                             FAIR VALUE
                                                       -----------------------
                                                                               GAINS (LOSSES)
                                              NOTIONAL    ASSET     LIABILITY   REPORTED IN
                                               AMOUNT  DERIVATIVES DERIVATIVES INCOME (LOSS)
                                              -------- ----------- ----------- --------------
                                                               (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
  Futures.................................... $  3,113  $        1 $         3 $         (670)
  Swaps......................................    4,655           3         126           (848)
  Options....................................   20,630       3,334       1,426          1,203
Interest rate contracts:/(1)/
  Floors.....................................       --          --          --             --
  Swaps......................................   19,032         320         191            655
  Futures....................................   11,032          --          --            125
  Swaptions..................................       --          --          --             --
Credit contracts:/(1)/
  Credit default swaps.......................    2,131          35           3             19
Other freestanding contracts:/(1)/
  Foreign currency contracts.................    1,423          19          10            (39)
  Margin.....................................       --          24          --             --
  Collateral.................................       --           4       1,855             --

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts/(4)/..............       --      10,488          --             69
GMxB derivative features' liability/(2,4)/...       --          --       4,164          1,494
SCS, SIO, MSO and IUL indexed features/(3,4)/       --          --       1,698         (1,118)
                                              --------  ---------- ----------- --------------
Balances, December 31, 2017.................. $ 62,016  $   14,228 $     9,476 $          890
                                              ========  ========== =========== ==============

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(4)/Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2016

                                                              Fair Value
                                                        -----------------------
                                                                                Gains (Losses)
                                              Notional     Asset     Liability   Reported In
                                               Amount   Derivatives Derivatives Income (Loss)
                                              --------- ----------- ----------- --------------
                                                                (in millions)
Freestanding derivatives:
Equity contracts:/(1)/
  Futures.................................... $   5,086  $        1  $        1  $        (826)
  Swaps......................................     3,529          13          67           (290)
  Options....................................    11,465       2,114       1,154            727
Interest rate contracts:/(1)/
  Floors.....................................     1,500          11          --              4
  Swaps......................................    18,933         246       1,163           (224)
  Futures....................................     6,926          --          --             --
  Swaptions..................................        --          --          --             87
Credit contracts:/(1)/
  Credit default swaps.......................     2,757          20          15             15
Other freestanding contracts:/(1)/
  Foreign currency contracts.................       730          52           6             45
  Margin.....................................        --         113           6             --
  Collateral.................................        --         713         748             --
Embedded derivatives:
GMIB reinsurance contracts/(4)/..............        --      10,314          --           (261)
GMxB derivative features' liability/(2,4)/...        --          --       5,319            140
SCS, SIO, MSO and IUL indexed features/(3,4)/        --          --         887           (628)
                                              ---------  ----------  ----------  -------------
Balances, December 31, 2016.................. $  50,926  $   13,597  $    9,366  $      (1,211)
                                              =========  ==========  ==========  =============

   /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.
   /(4)/Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

   For 2017, 2016 and 2015, respectively, Net derivative gain (losses) from derivatives included $(1,156) million, $(4) million and $474 million of realized gains (losses) on contracts closed during those periods and $1,601 million, $(458) million and $(555) million of unrealized gains (losses) on derivative positions at each respective year end.

   EQUITY-BASED AND TREASURY FUTURES CONTRACTS MARGIN

   All outstanding equity-based and treasury futures contracts at December 31, 2017 are exchange-traded and net settled daily in cash. At December 31, 2017, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000 and Emerging Market indices, having initial margin requirements of $97 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $10 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200 and European, Australasia, and Far East ("EAFE") indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $13 million.

   CREDIT RISK

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. A derivative with positive fair value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed at the reporting date. Alternatively, a derivative contract with negative fair value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed at the reporting date. To reduce credit exposures in Over-the-Counter ("OTC") derivative transactions the Company generally enters into master agreements that provide for a netting of financial exposures with the counterparty and allow for collateral arrangements as further described below under "ISDA Master Agreements." The Company further controls and minimizes its counterparty exposure through a credit appraisal and approval process.

   ISDA MASTER AGREEMENTS

   NETTING PROVISIONS. The standardized ISDA Master Agreement under which the Company conducts its OTC derivative transactions includes provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, the Company will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. In the event of default, insolvency, or other similar event pre-defined under the ISDA Master Agreement that would result in termination of OTC derivatives transactions before their maturity, netting procedures would be applied to calculate a single net payable or receivable with the counterparty.

   COLLATERAL ARRANGEMENTS. The Company generally has executed a CSA under the ISDA Master Agreement, it maintains with each of its OTC derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. These CSAs are bilateral agreements that require collateral postings by the party "out-of-the-money" or in a net derivative liability position. Various thresholds for the amount and timing of collateralization of net liability positions are applicable. Consequently, the credit exposure of the Company's OTC derivative contracts is limited to the net positive estimated fair value of those contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to CSAs. Derivatives are recognized at fair value in the consolidated balance sheets and are reported either as assets in Other invested assets or as liabilities in Other liabilities, except for embedded insurance-related derivatives as described above and derivatives transacted with a related counterparty. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed.

   At December 31, 2017 and 2016, respectively, the Company held $1,855 million and $755 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents. The aggregate fair value of all collateralized derivative transactions that were in a liability position with trade counterparties as of December 31, 2017 and 2016, respectively, were $2 million and $700 million, for which the Company posted collateral of $3 million and $820 million at December 31, 2017 and 2016, respectively, in the normal operation of its collateral arrangements. Certain of the Company's ISDA Master Agreements contain contingent provisions that permit the counterparty to terminate the ISDA Master Agreement if the Company's credit rating falls below a specified threshold, however, the occurrence of such credit event would not impose additional collateral requirements.

   MARGIN

   Effective January 3, 2017, the CME amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments impacted the accounting treatment of the Company's centrally cleared derivatives for which the CME serves as the central clearing party. As of the effective date, the application of the amended rulebook reduced gross derivative assets by $18 million.

   Securities Repurchase and Reverse Repurchase Transactions

   Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the specificities of each respective counterparty. These agreements generally provide detail as to the nature of the transaction, including provisions for payment netting, establish parameters concerning the ownership and custody of the collateral securities, including the right to substitute collateral during the term of the agreement, and provide for remedies in the event of default by either party. Amounts due to/from the same counterparty under these arrangements generally would be netted in the event of default and subject to rights of set-off in bankruptcy. The Company's securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements, respectively and are reported in the consolidated balance sheets on a gross basis. The Company obtains or posts collateral generally in the form of cash and U.S. Treasury, corporate and government agency securities. The fair value of the securities to be repurchased or resold are monitored on a daily basis with additional collateral posted or obtained as necessary. Securities to be repurchased or resold are the same, or substantially the same, as those initially transacted under the arrangement. At December 31, 2017 and 2016, the balance outstanding under securities repurchase transactions was $1,887 million and $1,996 million, respectively. The Company utilized these repurchase and reverse repurchase agreements for asset liability and cash management purposes. For other instruments used for asset liability management purposes, see "Policyholders' Account Balances and Future Policy Benefits" included in Note 2.

   The following table presents information about the Company's offsetting of financial assets and liabilities and derivative instruments at December 31, 2017.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2017

                                                             GROSS
                                                GROSS       AMOUNTS       NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE  PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS  BALANCE SHEETS
                                              ---------- -------------- ----------------
                                                             (IN MILLIONS)
ASSETS/(1)/
Derivatives:
Equity contracts............................. $    3,339 $        1,555 $          1,784
Interest rate contracts......................        320            191              129
Credit contracts.............................         35              3               32
Currency.....................................         19             10                9
Collateral...................................          3          1,855           (1,852)
Margin.......................................         24             --               24
                                              ---------- -------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      3,740          3,614              126
                                              ---------- -------------- ----------------
  Total Derivatives..........................      3,740          3,614              126
Other financial instruments..................      2,995             --            2,995
                                              ---------- -------------- ----------------
  Other invested assets...................... $    6,735 $        3,614 $          3,121
                                              ========== ============== ================
  Total Derivatives, not subject to an ISDA
   Master Agreement.......................... $       -- $           -- $             --
Securities purchased under agreement to
  resell..................................... $       --             -- $             --
                                              ========== ============== ================

                                                             GROSS
                                                GROSS       AMOUNTS       NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE  PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS  BALANCE SHEETS
                                              ---------- -------------- ----------------
                                                             (IN MILLIONS)
LIABILITIES/(2)/
Derivatives:
Equity contracts............................. $    1,555 $        1,555 $             --
Interest rate contracts......................        191            191               --
Credit contracts.............................          3              3               --
Currency.....................................         10             10               --
Margin.......................................         --             --               --
Collateral...................................      1,855          1,855               --
                                              ---------- -------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      3,614          3,614               --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         --             --               --
                                              ---------- -------------- ----------------
  Total Derivatives..........................      3,614          3,614               --
Other non-financial liabilities..............      2,663             --            2,663
                                              ---------- -------------- ----------------
  Other liabilities.......................... $    6,277 $        3,614 $          2,663
                                              ========== ============== ================
Securities sold under agreement to
  repurchase/(3)/............................ $    1,882 $           -- $          1,882
                                              ========== ============== ================

  /(1)/Excludes Investment Management and Research segment's derivative assets of consolidated VIEs/VOEs.
  /(2)/Excludes Investment Management and Research segment's derivative liabilities of consolidated VIEs/VOEs.
  /(3)/Excludes expense of $5 million in securities sold under agreement to repurchase.

   The following table presents information about the Company's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2017:

         COLLATERAL AMOUNTS OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2017

                                                               COLLATERAL (RECEIVED)/HELD
                                                               --------------------------
                                               FAIR VALUE OF     FINANCIAL                     NET
                                                  ASSETS        INSTRUMENTS       CASH       AMOUNTS
                                              ---------------- -------------  -----------  ----------
                                                                   (IN MILLIONS)
ASSETS/(1)/
  Total Derivatives.......................... $          1,954 $          --  $    (1,828) $      126
Other financial instruments..................            2,995            --           --       2,995
                                              ---------------- -------------  -----------  ----------
  OTHER INVESTED ASSETS...................... $          4,949 $          --  $    (1,828) $    3,121
                                              ================ =============  ===========  ==========
Liabilities:/(2)/
Other Derivatives............................ $             -- $          --  $        --  $       --
Other financial liabilities..................            2,663            --           --       2,663
                                              ---------------- -------------  -----------  ----------
OTHER LIABILITIES............................            2,663            --           --       2,663
                                              ================ =============  ===========  ==========
SECURITIES SOLD UNDER AGREEMENT TO
  REPURCHASE/(3)/............................ $          1,882 $      (1,988) $       (21) $     (127)
                                              ---------------- -------------  -----------  ----------

  /(1)/Excludes Investment Management and Research segment's derivative assets of consolidated VIEs/VOEs.
  /(2)/Excludes Investment Management and Research segment's derivative liabilities of consolidated VIEs/VOEs.
  /(3)/Excludes expense of $5 million in securities sold under agreement to repurchase.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2017:

           REPURCHASE AGREEMENT ACCOUNTED FOR AS SECURED BORROWINGS

                                                                   AT DECEMBER 31, 2017
                                              --------------------------------------------------------------
                                                     REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                              --------------------------------------------------------------
                                              OVERNIGHT AND  UP TO 30       30-90     GREATER THAN
                                               CONTINUOUS      DAYS         DAYS        90 DAYS      TOTAL
                                              ------------- ----------- ------------- ------------- --------
                                                                      (IN MILLIONS)
SECURITIES SOLD UNDER AGREEMENT
  TO REPURCHASE/(1)/
  U.S. Treasury and agency securities........ $          -- $     1,882 $          -- $          -- $  1,882
                                              ------------- ----------- ------------- ------------- --------
Total........................................ $          -- $     1,882 $          -- $          -- $  1,882
                                              ============= =========== ============= ============= ========

  /(1)/Excludes expense of $5 million in securities sold under agreement to repurchase.

   The following table presents information about the Company's offsetting of financial assets and liabilities and derivative instruments at December 31, 2016:

   Offsetting of Financial Assets and Liabilities and Derivative Instruments
                             At December 31, 2016

                                                              Gross
                                                Gross        Amounts        Net Amounts
                                               Amounts    Offset in the   Presented in the
                                              Recognized  Balance Sheets   Balance Sheets
                                              ---------- ---------------- ----------------
                                                              (in millions)
ASSETS/(1)/
Derivatives:
Equity contracts............................. $    2,128 $          1,221 $            907
Interest rate contracts......................        246            1,163             (917)
Credit contracts.............................         20               15                5
Currency.....................................         52                6               46
Margin.......................................        113                6              107
Collateral...................................        713              748              (35)
                                              ---------- ---------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      3,272            3,159              113
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         11               --               11
                                              ---------- ---------------- ----------------
  Total Derivatives..........................      3,283            3,159              124
Other financial instruments..................      2,102               --            2,102
                                              ---------- ---------------- ----------------
  Other invested assets...................... $    5,385 $          3,159 $          2,226
                                              ========== ================ ================
Securities purchased under agreement to
  resell..................................... $       -- $             -- $             --
                                              ========== ================ ================

                                                              Gross
                                                Gross        Amounts        Net Amounts
                                               Amounts    Offset in the   Presented in the
                                              Recognized  Balance Sheets   Balance Sheets
                                              ---------- ---------------- ----------------
                                                              (in millions)
LIABILITIES/(2)/
Description
Derivatives:
Equity contracts............................. $    1,221 $          1,221 $             --
Interest rate contracts......................      1,163            1,163               --
Credit contracts.............................         15               15               --
Currency.....................................          6                6               --
Margin.......................................          6                6               --
Collateral...................................        748              748               --
                                              ---------- ---------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      3,159            3,159               --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         --               --               --
                                              ---------- ---------------- ----------------
  Total Derivatives..........................      3,159            3,159               --
Other non-financial liabilities..............      2,108               --            2,108
                                              ---------- ---------------- ----------------
  Other liabilities.......................... $    5,267 $          3,159 $          2,108
                                              ========== ================ ================
Securities sold under agreement to
  repurchase/(3)/............................ $    1,992 $             -- $          1,992
                                              ========== ================ ================

   /(1)/Excludes Investment Management and Research segment's derivative assets of consolidated VIEs/VOEs.
  /(2)/Excludes Investment Management and Research segment's derivative liabilities of consolidated VIEs/VOEs.
  /(3)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2016:

    Gross Collateral Amounts Not Offset in the Consolidated Balance Sheets
                             At December 31, 2016

                                                              Collateral (Received)/Held
                                                              --------------------------
                                               Fair Value of     Financial                    Net
                                                  Assets        Instruments      Cash       Amounts
                                              --------------- --------------  ----------  ------------
                                                                   (in millions)
ASSETS/(1)/
  Total Derivatives.......................... $            54 $           --  $       70  $        124
Other financial instruments..................           2,102             --          --         2,102
                                              --------------- --------------  ----------  ------------
  Other invested assets...................... $         2,156 $           --  $       70  $      2,226
                                              =============== ==============  ==========  ============
LIABILITIES/(2)/
                                              --------------- --------------  ----------  ------------
Securities sold under agreement to
  repurchase/(3)/............................ $         1,992 $       (1,986) $       (2) $          4
                                              =============== ==============  ==========  ============

  /(1)/Excludes Investment Management and Research segment's derivative assets of consolidated VIEs/VOEs.
  /(2)/Excludes Investment Management and Research segment's derivative liabilities of consolidated VIEs/VOEs.
  /(3)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2016.

         Repurchase Agreement Accounted for as Secured Borrowings/(1)/

                                                                 At December 31, 2016
                                              ----------------------------------------------------------
                                                   Remaining Contractual Maturity of the Agreements
                                              ----------------------------------------------------------
                                              Overnight and  Up to 30     30-90    Greater Than
                                               Continuous      days       days       90 days     Total
                                              ------------- ---------- ----------- ------------ --------
                                                                    (in millions)
Securities sold under agreement to repurchase
  U.S. Treasury and agency securities........   $        -- $    1,992 $        --  $        -- $  1,992
                                                ----------- ---------- -----------  ----------- --------
Total........................................   $        -- $    1,992 $        --  $        -- $  1,992
                                                =========== ========== ===========  =========== ========

  /(1)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   NET INVESTMENT INCOME (LOSS)

   The following table breaks out Net investment income (loss) by asset category:

                                              TWELVE MONTHS ENDED DECEMBER 31
                                              -------------------------------
                                                 2017       2016       2015
                                              ---------  ---------  ---------
                                                       (IN MILLIONS)

Fixed maturities............................. $   1,365  $   1,418  $   1,420
Mortgage loans on real estate................       453        461        338
Real estate held for the production of income         2         --         --
Repurchase agreement.........................        --          1          1
Other equity investments.....................       188        170         84
Policy loans.................................       205        210        213
Trading securities...........................       381         80         17
Other investment income......................        54         44         40
                                              ---------  ---------  ---------
  Gross investment income (loss).............     2,648      2,384      2,113
Investment expenses..........................       (65)       (66)       (56)
                                              ---------  ---------  ---------
Net Investment Income (Loss)................. $   2,583  $   2,318  $   2,057
                                              =========  =========  =========

   Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the consolidated statements of income (loss). The table below shows a breakdown of Net investment income from trading account securities during the years ended 2017, 2016 and 2015:

             NET INVESTMENT INCOME (LOSS) FROM TRADING SECURITIES

                                                 TWELVE MONTHS ENDED DECEMBER 31,
                                              --------------------------------------
                                                  2017          2016         2015
                                              ------------  -----------  -----------
                                                           (IN MILLIONS)

Net investment gains (losses) recognized
  during the period on securities held at
  the end of the period...................... $        171  $       (19) $       (63)
Net investment gains (losses) recognized on
  securities sold during the period..........           (5)         (22)          20
                                              ------------  -----------  -----------
Unrealized and realized gains (losses) on
  trading securities.........................          166          (41)         (43)
Interest and dividend income from trading
  securities.................................          215          121           60
                                              ------------  -----------  -----------
Net investment income (loss) from trading
  securities................................. $        381  $        80  $        17
                                              ------------  -----------  -----------

   INVESTMENT GAINS (LOSSES), NET

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                                  TWELVE MONTHS ENDED DECEMBER 31,
                                              ----------------------------------------
                                                   2017          2016         2015
                                              -------------  -----------  ------------
                                                            (IN MILLIONS)

Fixed maturities............................. $        (130) $        (3) $        (17)
Mortgage loans on real estate................             2           (2)           (1)
Other equity investments.....................             3           (2)           (5)
Other........................................            --           23             3
                                              -------------  -----------  ------------
Investment Gains (Losses), Net............... $        (125) $        16  $        (20)
                                              =============  ===========  ============

   For 2017, 2016 and 2015, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $3 million, $4 million and $4 million.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   Goodwill represents the excess of purchase price over the estimated fair value of identifiable net assets acquired in a business combination. The Company tests goodwill for recoverability each annual reporting period at December 31 and at interim periods if facts or circumstances are indicative of potential impairment. Effective January 1, 2017, the Company early adopted new goodwill guidance that eliminates Step 2 from the impairment model and continues to limit the measure of goodwill impairment to the carrying amount of the reporting unit's goodwill. There was no resulting impact on the carrying amount of the Company's goodwill from adoption of this new guidance.

   The carrying value of the Company's goodwill was $3,584 million and $3,584 million at December 31, 2017 and 2016, respectively, resulting from its investment in AB as well as direct strategic acquisitions of AB, including its purchase of Sanford C. Bernstein, Inc. For purpose of testing this goodwill for impairment, the Company applied a discounted cash flow valuation technique to measure the fair value of the reporting unit, sourcing the underlying cash flows and assumptions from AB's current business plan projections and adjusting the result to reflect the noncontrolling interest in AB as well as incremental taxes at the Company level as related to the form and structure of its investment in AB. At December 31, 2017 and 2016, the Company's annual testing resulted in no impairment of this goodwill as the fair value of the reporting unit exceeded its carrying amount at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill during the periods then ended.

   In the fourth quarter of 2017 and as further described in Note 18, BUSINESS SEGMENT INFORMATION, the Company recast its operating segments to align with the reorganization of its reporting structure, resulting in multiple operating segments for its previously defined Financial Advisory/Insurance segment and to which no goodwill was ascribed. Accordingly, all of the Company's goodwill was reassigned to the Company's Investment Management and Research segment, also deemed a reporting unit for purpose of assessing goodwill recoverability.

   The gross carrying amount of AB related intangible assets was $623 million and $625 million at December 31, 2017 and 2016, respectively and the accumulated amortization of these intangible assets was $498 million and $468 million at December 31, 2017 and 2016, respectively. Amortization expense related to the AB intangible assets totaled $31 million, $29 million and $28 million for 2017, 2016 and 2015, respectively. Estimated annual amortization expense for each of the next two years is approximately
   $30 million, then approximately $23 million in year three and $7 million in years four and five.

   At December 31, 2017 and 2016, respectively, net deferred sales commissions from AB totaled $30 million and $64 million and are included within other assets. Based on the December 31, 2017 net asset balance, the estimated amortization expense of deferred sales commissions for each of the next five years is $21 million, $6 million, $3 million, $0 million and $0 million. The Company tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions and expectations made with respect to future market levels and redemption rates. As of December 31, 2017 and 2016, the Company determined the deferred sales commission asset was not impaired.

   On September 23, 2016, AB acquired a 100% ownership interest in Ramius Alternative Solutions LLC ("RASL"), a global alternative investment management business that, as of the acquisition date, had approximately $2.5 billion in AUM. RASL offers a range of customized alternative investment and advisory solutions to a global institutional client base. On the acquisition date, AB made a cash payment of $21 million and recorded a contingent consideration payable of $12 million based on projected fee revenues over a five-year measurement period. Goodwill in the amount of $22 million and finite-lived intangible assets of $10 million related to investment management contracts also were recognized at the date of acquisition.

   On June 20, 2014, AB acquired an 82% ownership interest in CPH Capital Fondsmaeglerselskab A/S ("CPH"), a Danish asset management firm that managed approximately $3,000 million in global core equity assets for institutional investors, for a cash payment of $64 million and a contingent consideration payable of $9 million based on projected assets under management levels over a three-year measurement period. Also recognized on the date of acquisition were $58 million of goodwill, $24 million of finite-lived intangible assets related to separately-managed account relationships and $4 million of indefinite-lived intangible assets related to an acquired fund's investment contract. Redeemable noncontrolling interest of $17 million was recorded as related to the fair value of CPH purchased by AB. During 2016 and 2015, AB purchased additional shares of CPH, bringing its ownership interest to 90.0% as of December 31, 2016.

   The acquisitions described above did not have a significant impact on the Company's consolidated revenues or net income. As a result, supplemental pro forma information has not been provided. Additional information regarding the contingent payment obligations associated with these and other acquisitions made by AB is included in Note 7, FAIR VALUE DISCLOSURES.

   Capitalized Software

   Capitalized software, net of accumulated amortization, amounted to $162 million and $170 million at December 31, 2017 and 2016, respectively, and is recorded in other assets. Amortization of capitalized software in 2017, 2016 and 2015 was $47 million, $52 million and $55 million, respectively, recorded in other operating costs and expenses in the Consolidated Statements of Income (loss).

5) CLOSED BLOCK

   Summarized financial information for the Company's Closed Block is as follows:

                                                DECEMBER 31,
                                              -----------------
                                                2017     2016
                                              -------- --------
                                                (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders'
  account balances and other................. $  6,945 $  7,179
Policyholder dividend obligation.............       32       52
Other liabilities............................      271       43
                                              -------- --------
Total Closed Block liabilities...............    7,248    7,274
                                              -------- --------
ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at
  fair value (amortized cost of $3,923 and
  $3,884)....................................    4,070    4,025
Mortgage loans on real estate................    1,720    1,623
Policy loans.................................      781      839

                                                DECEMBER 31,
                                              -----------------
                                                2017     2016
                                              -------- --------
                                                (IN MILLIONS)
Cash and other invested assets............... $    351 $    444
Other assets.................................      219      213
                                              -------- --------
Total assets designated to the Closed Block..    7,141    7,144
                                              -------- --------
Excess of Closed Block liabilities over
  assets designated to the Closed Block......      107      130
Amounts included in accumulated other
  comprehensive income (loss):
  Net unrealized investment gains (losses),
   net of policyholder dividend obligation
   of $32 and $52............................      138      100
                                              -------- --------
Maximum Future Income To Be Recognized From
  Closed Block Assets and Liabilities........ $    245 $    230
                                              ======== ========

   The Company's Closed Block revenues and expenses follow:

                                               2017    2016    2015
                                              ------  ------  ------
                                                   (IN MILLIONS)
REVENUES:
Premiums and other income.................... $  224  $  212  $  236
Investment income (loss).....................    314     349     368
Net investment gains (losses)................    (20)     (1)      2
                                              ------  ------  ------
Total revenues...............................    518     560     606
                                              ------  ------  ------
BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends........    537     522     550
Other operating costs and expenses...........      2       4       4
                                              ------  ------  ------
Total benefits and other deductions..........    539     526     554
                                              ------  ------  ------
Net revenues, before income taxes............    (21)     34      52
Income tax (expense) benefit.................      6     (12)    (18)
                                              ------  ------  ------
Net Revenues (Losses)........................ $  (15) $   22  $   34
                                              ======  ======  ======

   A reconciliation of the Company's policyholder dividend obligation follows:

                                                 DECEMBER 31,
                                              ------------------
                                                2017      2016
                                              --------  --------
                                                 (IN MILLIONS)
Balances, beginning of year.................. $     52  $     81
Unrealized investment gains (losses).........      (20)      (29)
                                              --------  --------
Balances, End of year........................ $     32  $     52
                                              ========  ========

6) DAC AND POLICYHOLDER BONUS INTEREST CREDITS

   Changes in the deferred asset for policyholder bonus interest credits are as follows:

                                                     DECEMBER 31,
                                                ---------------------
                                                  2017       2016
                                                --------  -----------
                                                          AS RESTATED
                                                          -----------
                                                    (IN MILLIONS)
Balance, beginning of year..................... $    504     $    534
Policyholder bonus interest credits deferred...        6           13
Amortization charged to income.................      (37)         (43)
                                                --------     --------
Balance, End of Year........................... $    473     $    504
                                                ========     ========

   Changes in deferred acquisition costs at December 31, 2017 and 2016 were as follows:

                                                   DECEMBER 31,
                                              ---------------------
                                                2017       2016
                                              --------  -----------
                                                        AS RESTATED
                                                        -----------
                                                  (IN MILLIONS)
Balance, beginning of year................... $  5,058     $  5,088
Capitalization of commissions, sales and
  issue expenses.............................      578          594
Amortization.................................     (846)        (646)
Change in unrealized investment gains
  (losses)...................................     (243)          22
                                              --------     --------
Balance, End of Year......................... $  4,547     $  5,058
                                              ========     ========

7) FAIR VALUE DISCLOSURES

   Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2017 and 2016, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an OTTI or other event occurs. When such fair value measurements are recorded, they are classified and disclosed within the fair value hierarchy. The Company recognizes transfers between valuation levels at the beginning of the reporting period.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2017

                                                 LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
                                               ----------  --------- --------- ----------
                                                              (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Public Corporate........................... $       --  $  14,298 $      47 $   14,345
   Private Corporate..........................         --      6,045     1,092      7,137
   U.S. Treasury, government and agency.......         --     13,135        --     13,135
   States and political subdivisions..........         --        441        40        481
   Foreign governments........................         --        409        --        409
   Commercial mortgage-backed.................         --         --        --         --
   Residential mortgage-backed/(1)/...........         --        251        --        251
   Asset-backed/(2)/..........................         --         88         8         96
   Redeemable preferred stock.................        180        324        --        504
                                               ----------  --------- --------- ----------
     Subtotal.................................        180     34,991     1,187     36,358
                                               ----------  --------- --------- ----------
  Other equity investments....................         13         --         1         14
  Trading securities..........................        467     12,161        --     12,628
  Other invested assets:
   Short-term investments.....................         --        768        --        768
   Assets of consolidated VIEs/VOEs...........      1,060        215        27      1,302
   Swaps......................................         --         15        --         15
   Credit Default Swaps.......................         --         33        --         33
   Futures....................................         (2)        --        --         (2)
   Options....................................         --      1,907        --      1,907
   Floors.....................................         --         --        --         --
                                               ----------  --------- --------- ----------
     Subtotal.................................      1,058      2,938        27      4,023
                                               ----------  --------- --------- ----------
Cash equivalents..............................      2,360         --        --      2,360
Segregated securities.........................         --        825        --        825
GMIB reinsurance contracts asset..............         --         --    10,488     10,488
Separate Accounts' assets.....................    118,983      2,983       349    122,315
                                               ----------  --------- --------- ----------
   Total Assets............................... $  123,061  $  53,898 $  12,052 $  189,011
                                               ==========  ========= ========= ==========

                                              LEVEL 1 LEVEL 2  LEVEL 3   TOTAL
                                              ------- -------- -------- --------
                                                        (IN MILLIONS)
LIABILITIES
GMxB derivative features' liability..........  $   -- $     -- $  4,164 $  4,164
SCS, SIO, MSO and IUL indexed features'
  liability..................................      --    1,698       --    1,698
Liabilities of consolidated VIEs/VOEs........     670       22       --      692
Contingent payment arrangements..............      --       --       11       11
                                               ------ -------- -------- --------
   Total Liabilities.........................  $  670 $  1,720 $  4,175 $  6,565
                                               ====== ======== ======== ========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2016

                                                Level 1    Level 2    Level 3     Total
                                               ---------- ---------  --------- ----------
                                                              (in millions)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Public Corporate........................... $       -- $  12,984  $      28 $   13,012
   Private Corporate..........................         --     6,223        817      7,040
   U.S. Treasury, government and agency.......         --    10,336         --     10,336
   States and political subdivisions..........         --       451         42        493
   Foreign governments........................         --       390         --        390
   Commercial mortgage-backed.................         --        22        349        371
   Residential mortgage-backed/(1)/...........         --       314         --        314
   Asset-backed/(2)/..........................         --        36         24         60
   Redeemable preferred stock.................        218       335          1        554
                                               ---------- ---------  --------- ----------
     Subtotal.................................        218    31,091      1,261     32,570
                                               ---------- ---------  --------- ----------
  Other equity investments....................          3        --          5          8
  Trading securities..........................        478     8,656         --      9,134
  Other invested assets:
   Short-term investments.....................         --       574         --        574
   Assets of consolidated VIEs/VOEs...........        342       205         46        593
   Swaps......................................         --      (925)        --       (925)
   Credit Default Swaps.......................         --         5         --          5
   Futures....................................         --        --         --         --
   Options....................................         --       960         --        960
   Floors.....................................         --        11         --         11
                                               ---------- ---------  --------- ----------
     Subtotal.................................        342       830         46      1,218
                                               ---------- ---------  --------- ----------
Cash equivalents..............................      1,529        --         --      1,529
Segregated securities.........................         --       946         --        946
GMIB reinsurance contracts asset..............         --        --     10,314     10,314
Separate Accounts' assets.....................    108,085     2,818        313    111,216
                                               ---------- ---------  --------- ----------
   Total Assets............................... $  110,655 $  44,341  $  11,939 $  166,935
                                               ========== =========  ========= ==========
LIABILITIES
GMxB derivative features' liability........... $       -- $      --  $   5,319 $    5,319
SCS, SIO, MSO and IUL indexed features'
  liability...................................         --       887         --        887
Liabilities of consolidated VIEs/VOEs.........        248         2         --        250
Contingent payment arrangements...............         --        --         18         18
                                               ---------- ---------  --------- ----------
   Total Liabilities.......................... $      248 $     889  $   5,337 $    6,474
                                               ========== =========  ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   At December 31, 2017 and 2016, respectively, the fair value of public fixed maturities is approximately $28,826 million and $24,918 million or approximately 16.2% and 16.0% of the Company's total assets measured at fair value on a recurring basis (excluding GMIB reinsurance contracts and segregated securities measured at fair value on a recurring basis). The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2017 and 2016, respectively, the fair value of private fixed maturities is approximately $7,532 million and $7,652 million or approximately 4.2% and 4.9% of the Company's total assets measured at fair value on a recurring basis. The fair values of the Company's private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   As disclosed in Note 3, at December 31, 2017 and 2016, respectively, the net fair value of freestanding derivative positions is approximately
   $1,953 million and $51 million or approximately 48.5% and 8.2% of Other invested assets measured at fair value on a recurring basis. The fair values of the Company's derivative positions are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap ("OIS") curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2017 and 2016, respectively, investments classified as Level 1 comprise approximately 69.2% and 71.1% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Account assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2017 and 2016, respectively, investments classified as Level 2 comprise approximately 29.9% and 27.9% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AB in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2017 and 2016, respectively, approximately $257 million and $340 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   The Company's SCS and EQUI-VEST variable annuity products, the IUL product, and in the MSO fund available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have 1, 3, 5, or 6 year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on data obtained from independent valuation service providers.

   At December 31, 2017 and 2016, respectively, investments classified as Level 3 comprise approximately 0.9% and 1.0% of assets measured at fair value on a recurring basis and primarily include commercial mortgage-backed securities ("CMBS") and corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2017 and 2016, respectively, were approximately $97 million and $111 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $8 million and $373 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2017 and 2016, respectively. The Company utilizes prices obtained from an independent valuation service vendor to measure fair value of CMBS securities.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMIBNLG feature allows the policyholder to receive guaranteed minimum lifetime annuity payments based on predetermined annuity purchase rates applied to the contract's benefit base if and when the contract account value is depleted and the NLG feature is activated. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract asset and liabilities which are accounted for as derivative contracts. The GMIB reinsurance contract asset and liabilities' fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while GMxB derivative features liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins and nonperformance risk, attributable to GMxB derivative features' liability over a range of market-consistent economic scenarios.

   The valuations of the GMIB reinsurance contract asset and GMxB derivative features liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity separate account funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GMxB derivative features liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve, adjusted for non-performance risk, is made to the resulting fair values of the GMIB reinsurance contract asset and liabilities to reflect change in the claims-paying ratings of counterparties and the Company an adjustment to the swap curve for non-performance risk to reflect the claims-paying rating of the Company. Equity and fixed income volatilities were modeled to reflect current market volatilities. Due to the unique, long duration of the GMIBNLG feature, adjustments were made to the equity volatilities to remove the illiquidity bias associated with the longer tenors and risk margins were applied to the non-capital markets inputs to the GMIBNLG valuations.

   After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $69 million and $139 million at December 31, 2017 and 2016, respectively, to recognize incremental counterparty nonperformance risk.

   Lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, which include other factors such as considering surrender charges. Generally, lapse rates are assumed to be lower in periods when a surrender charge applies. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. For valuing the embedded derivative, lapse rates vary throughout the period over which cash flows are projected.

   The Company's Level 3 liabilities include contingent payment arrangements associated with acquisitions in 2010, 2013 and 2014 by AB. At each reporting date, AB estimates the fair values of the contingent consideration expected to be paid based upon probability-weighted AUM and revenue projections, using unobservable market data inputs, which are included in Level 3 of the valuation hierarchy.

   As of December 31, 2017, the Company's consolidated VIEs/VOEs hold
   $2 million of investments that are classified as Level 3. They primarily consist of corporate bonds that are vendor priced with no ratings available, bank loans, non-agency collateralized mortgage obligations and asset-backed securities.

   In 2017, AFS fixed maturities with fair values of $6 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $7 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.1% of total equity at December 31, 2017.

   In 2016, AFS fixed maturities with fair values of $62 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $25 million were transferred from Level 2 into the Level 3 classification. During 2016, one of AB's private securities went public and, due to a trading restriction period, $56 million was transferred from a Level 3 to a Level 2 classification. These transfers in the aggregate represent approximately 0.9% of total equity at December 31, 2016.

   In 2015, AFS fixed maturities with fair values of $125 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $99 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 1.3% of total equity at December 31, 2015.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2017, 2016 and 2015 respectively:

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                             STATE AND              COMMERCIAL    RESIDENTIAL
                                                             POLITICAL    FOREIGN   MORTGAGE-      MORTGAGE-   ASSET-
                                                CORPORATE  SUB-DIVISIONS   GOVTS      BACKED        BACKED     BACKED
                                                ---------  -------------  -------- ------------  ------------- ------
                                                                            (IN MILLIONS)
BALANCE, JANUARY 1, 2017....................... $     845  $          42  $     -- $        349  $          --  $  24
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............         5             --        --           (2)            --     --
     Investment gains (losses), net............         2             --        --          (63)            --     15
                                                ---------  -------------  -------- ------------  -------------  -----
  Subtotal.....................................         7             --        --          (65)            --     15
                                                ---------  -------------  -------- ------------  -------------  -----
Other comprehensive income (loss)..............         4             (1)       --           45             --     (9)
Purchases......................................       612             --        --           --             --     --
Sales..........................................      (331)            (1)       --         (329)            --    (21)
Transfers into Level 3/(1)/....................         7             --        --           --             --     --
Transfers out of Level 3/(1)/..................        (5)            --        --           --             --     (1)
                                                ---------  -------------  -------- ------------  -------------  -----
BALANCE, DECEMBER 31, 2017..................... $   1,139  $          40  $     -- $         --  $          --  $   8
                                                =========  =============  ======== ============  =============  =====

                                                             STATE AND              COMMERCIAL  RESIDENTIAL
                                                             POLITICAL     FOREIGN  MORTGAGE-    MORTGAGE-   ASSET-
                                                CORPORATE  SUB-DIVISIONS    GOVTS     BACKED      BACKED     BACKED
                                                ---------  -------------  --------  ----------  ----------- -------
                                                                           (IN MILLIONS)

BALANCE, JANUARY 1, 2016.......................   $   420    $        45  $      1     $   503        $  -- $    40
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............        --             --        --          --           --      --
     Investment gains (losses), net............         1             --        --         (67)          --      --
                                                  -------    -----------  --------     -------        ----- -------
  Subtotal.....................................         1             --        --         (67)          --      --
                                                  -------    -----------  --------     -------        ----- -------
Other comprehensive income (loss)..............         7             (2)       --          14           --       1
Purchases......................................       572             --        --          --           --      --
Sales..........................................      (142)            (1)       --         (87)          --      (8)
Transfers into Level 3/(1)/....................        25             --        --          --           --      --
Transfers out of Level 3/(1)/..................       (38)            --        (1)        (14)          --      (9)
                                                  -------    -----------  --------     -------        ----- -------
BALANCE, DECEMBER 31, 2016.....................   $   845    $        42  $     --     $   349        $  -- $    24
                                                  =======    ===========  ========     =======        ===== =======

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                             STATE AND             COMMERCIAL  RESIDENTIAL
                                                             POLITICAL    FOREIGN  MORTGAGE-    MORTGAGE-    ASSET-
                                                CORPORATE  SUB-DIVISIONS   GOVTS     BACKED      BACKED      BACKED
                                                ---------  -------------  -------- ----------  -----------  -------
                                                                           (IN MILLIONS)
BALANCE, JANUARY 1, 2015.......................   $   380    $        47  $     --   $    715      $     2  $    53
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............         3             --        --          1           --       --
     Investment gains (losses), net............         2             --        --        (38)          --       --
                                                  -------    -----------  --------   --------      -------  -------
  Subtotal.....................................         5             --        --        (37)          --       --
                                                  -------    -----------  --------   --------      -------  -------
Other comprehensive income (loss)..............       (25)            (1)       --         64           --       (4)
Purchases......................................        60             --         1         --           --       --
Sales..........................................       (38)            (1)       --       (175)          (2)      (9)
Transfers into Level 3/(1)/....................        99             --        --         --           --       --
Transfers out of Level 3/(1)/..................       (61)            --        --        (64)          --       --
                                                  -------    -----------  --------   --------      -------  -------
BALANCE, DECEMBER 31, 2015.....................   $   420    $        45  $      1   $    503      $    --  $    40
                                                  =======    ===========  ========   ========      =======  =======

                                                 REDEEM                                                  GMXB
                                                  ABLE           OTHER           GMIB      SEPARATE   DERIVATIVE  CONTINGENT
                                                PREFERRED       EQUITY        REINSURANCE  ACCOUNTS   FEATURES'     PAYMENT
                                                  STOCK     INVESTMENTS/(2)/     ASSET      ASSETS    LIABILITY   ARRANGEMENT
                                                ---------  -----------------  -----------  --------  -----------  -----------
                                                                                (IN MILLIONS)
BALANCE, JANUARY 1, 2017....................... $       1  $              51  $    10,314  $    313  $    (5,319)          18
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............        --                 --           --        --           --           --
     Investment gains (losses), net............        --                 --           --        29           --           --
     Net derivative gains (losses).............        --                 --           69        --        1,494           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
  Subtotal.....................................        --                 --           69        29        1,494           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
Other comprehensive income (loss)..............        (1)                (4)          --        --           --           --
Purchases/(2)/.................................        --                  6          221        13         (344)          --
Sales/(3)/.....................................        --                 (3)        (116)       (2)           5           --
Settlements/(4)/...............................        --                 --           --        (4)          --           (7)
Activities related to VIEs/VOEs................        --                (22)          --        --           --           --
Transfers into Level 3/(1)/....................        --                 --           --        --           --           --
Transfers out of Level 3/(1)/..................        --                 --           --        --           --           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
BALANCE, DECEMBER 31, 2017..................... $      --  $              28  $    10,488  $    349  $    (4,164) $        11
                                                =========  =================  ===========  ========  ===========  ===========

BALANCE, JANUARY 1, 2016....................... $      --  $              49  $    10,582  $    313  $    (5,146)          31
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............        --                 --           --        --           --           --
     Investment gains (losses), net............        --                 --           --        19           --           --
     Net derivative gains (losses).............        --                 --         (261)       --          140           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
  Subtotal.....................................        --                 --         (261)       19          140           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
Other comprehensive income (loss)..............        --                 (2)          --        --           --
Purchases/(2)/.................................         1                 --          223        10         (317)          11
Sales/(3)/.....................................        --                 --         (230)       --            4           --
Settlements/(4)/...............................        --                 --           --        (7)          --          (24)
Activities related to VIEs/VOEs................        --                 60           --        --           --           --
Transfers into Level 3/(1)/....................        --                 --           --         1           --           --
Transfers out of Level 3/(1)/..................        --                (56)          --       (23)          --           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
BALANCE, DECEMBER 31, 2016..................... $       1  $              51  $    10,314  $    313  $    (5,319) $        18
                                                =========  =================  ===========  ========  ===========  ===========

                                                                                                       GMxB
                                                Redeemable       Other          GMIB      Separate  derivative  Contingent
                                                Preferred       Equity       Reinsurance  Accounts  features'     Payment
                                                  Stock     Investments/(2)/    Asset      Assets   liability   Arrangement
                                                ----------- ---------------  -----------  --------  ----------  -----------
                                                                               (IN MILLIONS)
BALANCE, JANUARY 1, 2015....................... $        -- $            61  $    10,723  $    260  $   (4,130) $        42
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............          --              --           --        --          --           --
     Investment gains (losses), net............          --               5           --        36          --           --
     Net derivative gains (losses).............          --              --         (316)       --        (743)          --
                                                ----------- ---------------  -----------  --------  ----------  -----------
       Subtotal................................          --               5         (316)       36        (743)          --
                                                ----------- ---------------  -----------  --------  ----------  -----------
Other comprehensive income (loss)..............          --               2           --        --          --           --
Purchases/(2)/.................................          --               1          228        26        (274)          --
Sales/(3)/.....................................          --             (20)         (53)       (2)          1          (11)
Settlements/(4)/...............................          --              --           --        (5)         --           --
Transfers into Level 3/(1)/....................          --              --           --        --          --           --
Transfers out of Level 3/(1)/..................          --              --           --        (2)         --           --
                                                ----------- ---------------  -----------  --------  ----------  -----------
BALANCE, DECEMBER 31, 2015..................... $        -- $            49  $    10,582  $    313  $   (5,146) $        31
                                                =========== ===============  ===========  ========  ==========  ===========

  /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.
  /(2)/For the GMIB reinsurance contract asset, and GMxB derivative features'
       liability, represents attributed fee.
  /(3)/For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GMxB derivative features liability represents benefits paid.
  /(4)/For contingent payment arrangements, it represents payments under the arrangement.

   The table below details changes in unrealized gains (losses) for 2017 and 2016 by category for Level 3 assets and liabilities still held at December 31, 2017 and 2016, respectively:

                                                              INCOME (LOSS)
                                                ----------------------------------------
                                                                   NET
                                                 INVESTMENT     DERIVATIVE
                                                    GAINS         GAINS
                                                (LOSSES), NET    (LOSSES)        OCI
                                                -------------- ------------- -----------
                                                              (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2017
STILL HELD AT DECEMBER 31, 2017
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate................................. $           -- $          -- $         4
     State and political subdivisions..........             --            --          --
     Commercial mortgage-backed................             --            --          45
     Asset-backed..............................             --            --          (9)
                                                -------------- ------------- -----------
       Subtotal................................ $           -- $          -- $        40
                                                -------------- ------------- -----------
   GMIB reinsurance contracts..................             --            69          --
   Separate Accounts' assets/(1)/..............             29            --          --
   GMxB derivative features' liability.........             --         1,494          --
                                                -------------- ------------- -----------
       Total................................... $           29 $       1,563 $        40
                                                ============== ============= ===========

                                                                Income (Loss)
                                                --------------------------------------------
                                                 Investment         Net
                                                    Gains     Derivative Gains
                                                (Losses), Net     (losses)           OCI
                                                ------------- ----------------  ------------
                                                                (in millions)

Level 3 Instruments
Full Year 2016
Still Held at December 31, 2016
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate.................................  $         --   $           --  $         11
     State and political subdivisions..........            --               --            (1)
     Commercial mortgage-backed................            --               --             9
     Asset-backed..............................            --               --             1
                                                 ------------   --------------  ------------
       Subtotal................................  $         --   $           --  $         20
                                                 ------------   --------------  ------------
     GMIB reinsurance contracts................            --             (262)           --
     Separate Accounts' assets/(1)/............            20               --            --
     GMxB derivative features' liability.......            --              140            --
                                                 ------------   --------------  ------------
       Total...................................  $         20   $         (122) $         20
                                                 ============   ==============  ============

  /(1)/There is an investment expense that offsets this investment gain (loss).

   The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2017 and 2016, respectively.

        QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
                               DECEMBER 31, 2017

                                FAIR         VALUATION              SIGNIFICANT                      WEIGHTED
                                VALUE        TECHNIQUE           UNOBSERVABLE INPUT        RANGE     AVERAGE
                               ------- ---------------------- ------------------------- ------------ --------
ASSETS:                                                    (IN MILLIONS)
Investments:
  Fixed maturities,
   available-for-sale:
   Corporate.................. $    53 Matrix pricing model             Spread over the
                                                                      industry-specific
                                                                  benchmark yield curve 0 - 565 BPS  125 BPS

                                   789 Market comparable               EBITDA multiples 5.3X - 27.9X  12.9X
                                       companies                          Discount rate 7.2% - 17.0%  11.1%
                                                                    Cash flow Multiples 9.0X - 17.7X  13.1X
-------------------------------------------------------------------------------------------------------------

Separate Accounts' assets.....     326 Third party appraisal        Capitalization rate     4.6%
                                                               Exit capitalization rate     5.6%
                                                                          Discount rate     6.6%

                                     1 Discounted cash flow            Spread over U.S.
                                                                         Treasury curve   243 BPS
                                                                        Discount factor     4.4%
-------------------------------------------------------------------------------------------------------------

GMIB reinsurance contract       10,488 Discounted cash flow                 Lapse Rates 1.0% - 6.3%
  asset.......................                                         Withdrawal rates 0.0% - 8.0%
                                                                 GMIB Utilization Rates 0.0% - 16.0%
                                                                   Non-performance risk 5BPS - 10BPS
                                                              Volatility rates - Equity 9.9% - 30.9%
-------------------------------------------------------------------------------------------------------------

                               FAIR        VALUATION              SIGNIFICANT                          WEIGHTED
                               VALUE       TECHNIQUE           UNOBSERVABLE INPUT          RANGE       AVERAGE
                               ------ --------------------- ------------------------- ---------------- --------
                                                                (IN MILLIONS)

LIABILITIES:
GMIBNLG....................... $4,056 Discounted cash flow            Non-performance
                                                                      riskLapse Rates       1.0%
                                                                     Withdrawal Rates   0.8% - 26.2%
                                                                Utilization Rates NLG   0.0% - 12.4%
                                                                     Forfeiture Rates   0.0% - 16.0%
                                                                     Long-term equity   0.55% - 2.1%
                                                                           Volatility      20.0%
---------------------------------------------------------------------------------------------------------------
GWBL/GMWB.....................    130 Discounted cash flow      Lapse RatesWithdrawal   0.9% - 5.7%
                                                              Rates Utilization Rates   0.0% - 7.0%
                                                            Volatility rates - Equity 100% AFTER DELAY
                                                                                        9.9% - 30.9%
---------------------------------------------------------------------------------------------------------------
GIB...........................   (27) Discounted cash flow      Lapse RatesWithdrawal   0.9% - 5.7%
                                                              Rates Utilization Rates   0.0% - 7.0%
                                                            Volatility rates - Equity   0.0% - 16.0%
                                                                                        9.9% - 30.9%
---------------------------------------------------------------------------------------------------------------
GMAB..........................      5 Discounted cash flow      Lapse RatesVolatility   0.5% - 11.0%
                                                                       rates - Equity   9.9% - 30.9%
---------------------------------------------------------------------------------------------------------------

        Quantitative Information about Level 3 Fair Value Measurements
                               December 31, 2016

                                Fair         Valuation                  Significant                               Weighted
                                Value        Technique               Unobservable Input               Range       Average
                               ------- ---------------------- --------------------------------- ----------------- --------
Assets:                                                           (in millions)
Investments:
Fixed maturities,
  available-for-sale:
   Corporate.................. $    55 Matrix pricing model
                                                              Spread over the industry-specific
                                                                          benchmark yield curve  0 bps - 565 bps  151 bps

                                   636 Market comparable               EBITDA multiplesDiscount   4.3x - 25.6x     11.7x
                                         companies                     rate Cash flow Multiples   7.0% - 17.8%     11.4%
                                                                                                  14.0x - 16.5x    15.6x
--------------------------------------------------------------------------------------------------------------------------

   Asset-backed...............       2 Matrix pricing model                    Spread over U.S.
                                                                                 Treasury curve 25 bps - 687 bps  38 bps
--------------------------------------------------------------------------------------------------------------------------

Separate Accounts' assets.....     295 Third party appraisal                Capitalization rate       4.8%
                                                                       Exit capitalization rate       5.7%
                                                                                  Discount rate       6.6%

                                     3 Discounted cash flow                    Spread over U.S.
                                                                                 Treasury curve
                                                                         Gross domestic product
                                                                                           rate 273 bps - 512 bps 283 bps
                                                                                Discount factor    1.1% - 7.0%     4.3%
--------------------------------------------------------------------------------------------------------------------------

GMIB reinsurance contract       10,314 Discounted cash flow                         Lapse Rates    1.5% - 5.7%
  asset.......................                                                 Withdrawal rates    0.0% - 8.0%
                                                                         GMIB Utilization Rates   0.0% - 16.0%
                                                                           Non-performance risk  5 bps - 17 bps
                                                                      Volatility rates - Equity   11.0% - 38.0%
--------------------------------------------------------------------------------------------------------------------------
Liabilities:
GMIBNLG.......................   5,155 Discounted cash flow                     Non-performance
                                                                                riskLapse Rates       1.1%
                                                                               Withdrawal Rates   1.2% - 26.2%
                                                                          Utilization Rates NLG   0.0% - 11.5%
                                                                               Forfeiture Rates   0.0% - 16.0%
                                                                               Long-term equity   0.55% - 2.1%
                                                                                     Volatility       20.0%
--------------------------------------------------------------------------------------------------------------------------

                               Fair       Valuation              Significant                          Weighted
                               Value      Technique           Unobservable Input          Range       Average
                               ----- --------------------- ------------------------- ---------------- --------
                                                                (in millions)
GWBL/GMWB..................... $114  Discounted cash flow      Lapse RatesWithdrawal   1.0% - 5.7%
                                                             Rates Utilization Rates   0.0% - 7.0%
                                                           Volatility rates - Equity 100% after delay
                                                                                       9.0% - 35.0%
--------------------------------------------------------------------------------------------------------------
GIB...........................   30  Discounted cash flow                 Withdrawal   1.0% - 5.7%
                                                              RatesUtilization Rates   0.0% - 8.0%
                                                           Volatility rates - Equity 100% after delay
                                                                                       9.0% - 35.0%
--------------------------------------------------------------------------------------------------------------
GMAB..........................   20  Discounted cash flow      Lapse RatesVolatility   1.0% - 11.0%
                                                                      rates - Equity   9.0% - 35.0%
--------------------------------------------------------------------------------------------------------------

   Excluded from the tables above at December 31, 2017 and 2016, respectively, are approximately $370 million and $594 million Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. The fair value measurements of these Level 3 investments comprise approximately 24.0% and 37.5% of total assets classified as Level 3 and represent only 0.2% and 0.4% of total assets measured at fair value on a recurring basis at December 31, 2017 and 2016, respectively. These investments primarily consist of certain privately placed debt securities with limited trading activity, including commercial mortgage, residential mortgage and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   Included in the tables above at December 31, 2017 and 2016, respectively, are approximately $842 million and $691 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3. The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique, representing approximately 73.9% and 81.8% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2017 and 2016, there were no Level 3 securities that were determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2017 and 2016, are approximately 4.5% and 8.3%, respectively, of the total fair value of these Level 3 securities that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Included in other equity investments classified as Level 3 are reporting entities' venture capital securities in the Technology, Media and Telecommunications industries. The fair value measurements of these securities include significant unobservable inputs including an enterprise value to revenue multiples and a discount rate to account for liquidity and various risk factors. Significant increases (decreases) in the enterprise value to revenue multiple inputs in isolation would result in a significantly higher (lower) fair value measurement. Significant increases (decreases) in the discount rate would result in a significantly lower (higher) fair value measurement.

   Separate Accounts assets classified as Level 3 in the table at December 31, 2017 and 2016, primarily consist of a private real estate fund with a fair value of approximately $326 million and $295 million, a private equity investment with a fair value of approximately $0 million and $1 million and mortgage loans with fair value of approximately $1 million and $2 million, respectively. A third party appraisal valuation technique is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to the appraisal value would result in a higher (lower) measure of fair value. A discounted cash flow approach is applied to determine the private equity investment for which the significant unobservable assumptions are the gross domestic product rate formula and a discount factor that takes into account various risks, including the illiquid nature of the investment. A significant increase (decrease) in the gross domestic product rate would have a directionally inverse effect on the fair value of the security. With respect to the fair value measurement of mortgage loans a discounted cash flow approach is applied, a significant increase (decrease) in the assumed spread over U.S. Treasury securities would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. The remaining Separate Accounts investments classified as Level 3 excluded from the table consist of mortgage- and asset-backed securities with fair values of approximately $14 million and $8 million at December 31, 2017 and $12 million and $3 million at December 31, 2016, respectively. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using the Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset and liabilities includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset and liabilities.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIBNLG liability are lapse rates, withdrawal rates, GMIB utilization rates, adjustment for Non-performance risk and NLG forfeiture rates. NLG forfeiture rates are caused by excess withdrawals above the annual GMIB accrual rate that cause the NLG to expire. Significant decreases in lapse rates, NLG forfeiture rates, adjustment for non-performance risk and GMIB utilization rates would tend to increase the GMIBNLG liability, while decreases in withdrawal rates and volatility rates would tend to decrease the GMIBNLG liability.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

   During 2017, AB made the final contingent consideration payment relating to its 2014 acquisition and recorded a change in estimate and wrote off the remaining contingent consideration payable relating to its 2010 acquisition. As of December 31, 2017, one acquisition-related contingent consideration liability of $11 million remains relating to AB's 2016 acquisition, which was valued using a revenue growth rate of 31.0% and a discount rate ranging from 1.4% to 2.3%.

   The three AB acquisition-related contingent consideration liabilities (with a combined fair value of $18 million and $18 million as of December 31, 2017 and 2016, respectively) and are valued using a projected AUM growth rates with a weighted average of 18.0% for one acquisition and revenue growth rates and discount rates ranging from 4.0% to 31.0% and 1.4% to 6.4% respectively, for the three acquisitions.

   The carrying values and fair values at December 31, 2017 and 2016 for financial instruments not otherwise disclosed in Notes 3 and 12 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

                                                                    FAIR VALUE
                                              ------------------------------------------------------
                                               CARRYING
                                                VALUE     LEVEL 1  LEVEL 2     LEVEL 3      TOTAL
                                              ----------- ------- ---------- ----------- -----------
                                                                  (IN MILLIONS)
December 31, 2017:...........................
Mortgage loans on real estate................ $    10,935 $    -- $       -- $    10,895 $    10,895
Loans to affiliates..........................         703 $    --        700          --         700
Policyholders liabilities: Investment
  contracts..................................       2,068      --         --       2,170       2,170
Funding Agreements...........................       3,014      --      3,020          --       3,020
Policy loans.................................       3,315                 --       4,210       4,210
Short-term and Long-term debt................         769      --        768          --         768
Separate Account Liabilities.................       7,537      --         --       7,537       7,537
December 31, 2016:
Mortgage loans on real estate................ $     9,757 $    -- $       -- $     9,608 $     9,608
Loans to affiliates..........................         703      --        775          --         775
Policyholders liabilities: Investment
  contracts..................................       2,226      --         --       2,337       2,337
Funding Agreements...........................       2,255      --      2,202          --       2,202
Policy loans.................................       3,361      --         --       4,257       4,257
Short-term and Long-term debt................         513      --        513          --         513
Separate Account Liabilities.................       6,194      --         --       6,194       6,194

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   Fair values for the Company's long-term debt related to real estate joint ventures is determined by a third party appraisal and assessed for reasonableness. The Company's short-term debt primarily includes commercial paper issued by AB with short-term maturities and book value approximates fair value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined from quotations provided by brokers knowledgeable about these securities and internally assessed for reasonableness, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. treasury yield curve and historical loan repayment patterns.

   Fair values for FHLBNY funding agreements are determined from a matrix pricing model and are internally assessed for reasonableness. The matrix pricing model for FHLBNY funding agreements utilizes an independently sourced U.S. Treasury curve which is separately sourced from the Barclays' suite of curves.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholders' account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and Escrow Shield Plus product reserves are held at book value.

8) INSURANCE LIABILITIES

    A) Variable Annuity Contracts - GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

      . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the direct GMDB and GMIB with no NLG features liabilities, before reinsurance ceded, reflected in the consolidated balance sheets in future policy benefits and other policyholders' liabilities:

                                                GMDB      GMIB      TOTAL
                                              --------  --------  --------
                                                      (IN MILLIONS)
Balance at January 1, 2015................... $  1,725  $  4,702  $  6,427
  Paid guarantee benefits....................     (313)      (89)     (402)
  Other changes in reserve...................    1,579      (727)      852
                                              --------  --------  --------
Balance at December 31, 2015.................    2,991     3,886     6,877
  Paid guarantee benefits....................     (357)     (281)     (638)
  Other changes in reserve...................      531       265       796
                                              --------  --------  --------
Balance at December 31, 2016.................    3,165     3,870     7,035
  Paid guarantee benefits....................     (354)     (151)     (505)
  Other changes in reserve...................    1,269     1,083     2,352
                                              --------  --------  --------
Balance at December 31, 2017................. $  4,080  $  4,802  $  8,882
                                              ========  ========  ========

   The following table summarizes the ceded GMDB liabilities, reflected in the consolidated balance sheets in amounts due from reinsurers:

                                                  GMDB
                                              -------------
                                              (IN MILLIONS)
Balance at January 1, 2015................... $         833
  Paid guarantee benefits....................          (148)
  Other changes in reserve...................           745
                                              -------------
Balance at December 31, 2015.................         1,430
  Paid guarantee benefits....................          (174)
  Other changes in reserve...................           302
                                              -------------
Balance at December 31, 2016.................         1,558
  Paid guarantee benefits....................          (171)
  Other changes in reserve...................           643
                                              -------------
Balance at December 31, 2017................. $       2,030
                                              =============

   The liability for the GMxB derivative features liability, the liability for SCS, SIO, MSO and IUL indexed features and the GMIB reinsurance contracts are considered embedded or freestanding insurance derivatives and are reported at fair value. Summarized in the table below is a summary of the fair value of these liabilities at December 31, 2017 and 2016:

                                                  DECEMBER 31,
                                              --------------------
                                                 2017      2016
                                              ---------  ---------
                                                 (IN MILLIONS)
GMIBNLG /(1)/................................ $   4,056  $   5,155
SCS, MSO, IUL features/ (2)/.................     1,698        887
GWBL/GMWB/(1)/...............................       130        114
GIB/(1)/.....................................       (27)        30
GMAB/(1)/....................................         5         20
                                              ---------  ---------
Total Embedded and Freestanding derivative
  liability.................................. $   5,862  $   6,206
                                              =========  =========
GMIB reinsurance contract asset /(3)/........ $  10,488  $  10,314
                                              =========  =========

  /(1)/Reported in future policyholders' benefits and other policyholders'
       liabilities in the consolidated balance sheets.
  /(2)/Reported in policyholders' account balances in the consolidated balance sheets.
  /(3)/Reported in GMIB reinsurance contract asset, at fair value in the consolidated balance sheets.

   The December 31, 2017 values for direct variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of utilization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                    RETURN OF
                                                     PREMIUM    RATCHET   ROLL-UP     COMBO      TOTAL
                                                    ---------  --------  ---------  ---------  ---------
                                                                    (DOLLARS IN MILLIONS)
GMDB:
-----
  Account values invested in:
   General Account................................. $  13,820  $    109  $      65  $     200  $  14,194
   Separate Accounts............................... $  45,816  $  9,556  $   3,516  $  35,784  $  94,672
  Net amount at risk, gross........................ $     169  $     57  $   1,961  $  15,340  $  17,527
  Net amount at risk, net of amounts reinsured..... $     169  $     39  $   1,344  $   6,294  $   7,846
  Average attained age of contractholders'.........      51.3      66.3       72.9       68.2       55.1
  Percentage of contractholders' over age 70.......       9.6%     40.2%      63.1%      46.5%      18.1%
  Range of contractually specified interest rates..      N.A.      N.A.     3% - 6%  3% - 6.5%  3% - 6.5%

GMIB:
-----
  Account values invested in:
   General Account.................................      N.A.      N.A.  $      23  $     293  $     316
   Separate Accounts...............................      N.A.      N.A.  $  21,195  $  41,091  $  62,286
  Net amount at risk, gross........................      N.A.      N.A.  $     917  $   6,337  $   7,254
  Net amount at risk, net of amounts reinsured.....      N.A.      N.A.  $     287  $   1,561  $   1,848
  Weighted average years remaining until
   utilization.....................................      N.A.      N.A.        1.6        0.7        0.8
  Range of contractually specified interest rates..      N.A.      N.A.     3% - 6%  3% - 6.5%  3% - 6.5%

   For more information about the reinsurance programs of the Company's GMDB and GMIB exposure, see "Reinsurance Agreements" in Note 9.

..   VARIABLE ANNUITY IN-FORCE MANAGEMENT. The Company proactively manages its variable annuity in-force business. Since in 2012, the Company has initiated several programs to purchase from certain policyholders the GMDB and GMIB riders contained in their Accumulator contracts. In March 2016, a program to give policyholders an option to elect a full buyout of their rider or a new partial (50)% buyout of their rider expired. The Company believes that buyout programs are mutually beneficial to both the Company and policyholders who no longer need or want all or part of the GMDB or GMIB rider. To reflect the actual payments from the buyout program that expired in March 2016 the Company recognized a $4 million increase to Net income in 2016.

    B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Because variable annuity contracts offer both GMDB and GMIB features, GMDB and GMIB amounts are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                               DECEMBER 31,
                                              ---------------
                                               2017    2016
                                              ------- -------
                                               (IN MILLIONS)
GMDB:
-----
Equity....................................... $78,069 $69,625
Fixed income.................................   2,234   2,483
Balanced.....................................  14,084  14,434
Other........................................     285     348
                                              ------- -------
Total........................................ $94,672 $86,890
                                              ======= =======

                                                 DECEMBER 31,
                                              -------------------
                                                2017      2016
                                              --------- ---------
                                                 (IN MILLIONS)

GMIB:
-----
Equity....................................... $  50,429 $  45,931
Fixed income.................................     1,568     1,671
Balanced.....................................    10,165    10,097
Other........................................       124       149
                                              --------- ---------
Total........................................ $  62,286 $  57,848
                                              ========= =========

    C) Hedging Programs for GMDB, GMIB, GIB and Other Features

   Beginning in 2003, the Company established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not externally reinsured. At December 31, 2017, the total account value and net amount at risk of the hedged variable annuity contracts were $55,771 million and $6,893 million, respectively, with the GMDB feature and $42,077 million and $2,613 million, respectively, with the GMIB and GIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net derivative gains (loss) in the period in which they occur, and may contribute to income (loss) volatility.

    D) Variable and Interest-Sensitive Life Insurance Policies--NLG

   The NLG feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The NLG remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the NLG liabilities, reflected in the General Account in Future policy benefits and other policyholders' liabilities, the related reinsurance reserve ceded, reflected in Amounts due from reinsurers and deferred cost of reinsurance, reflected in Other assets in the Consolidated balance sheets:

                                               DIRECT    REINSURANCE
                                              LIABILITY     CEDED        NET
                                              ---------  -----------  --------
                                                        (IN MILLIONS)
Balance at January 1, 2015...................   $   979     $   (526) $    453
  Other changes in reserves..................       165           16       181
                                                -------     --------  --------
Balance at December 31, 2015.................     1,144         (510)      634
  Other changes in reserves..................        53          (99)      (46)
                                                -------     --------  --------
Balance at December 31, 2016.................     1,197         (609)      588
  Paid Guaranteed Benefits...................       (24)          --       (24)
  Other changes in reserves..................      (487)         (55)     (542)
                                                -------     --------  --------
Balance at December 31, 2017.................   $   686     $   (664) $     22
                                                =======     ========  ========

9) REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with unaffiliated insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The following table summarizes the effect of reinsurance:

                                               2017    2016    2015
                                              ------  ------  ------
                                                   (IN MILLIONS)
Direct premiums.............................. $  880  $  850  $  818
Reinsurance assumed..........................    195     206     207
Reinsurance ceded............................   (171)   (176)   (173)
                                              ------  ------  ------
Premiums..................................... $  904  $  880  $  852
                                              ======  ======  ======
Policy charges and fee income ceded.......... $  718  $  640  $  645
                                              ======  ======  ======
Policyholders' Benefits Ceded................ $  694  $  942  $  527
                                              ======  ======  ======

   Ceded Reinsurance

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains on a per life basis up to $25 million for single lives and $30 million for joint lives with the excess 100% reinsured. The Company also reinsures risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2017, the Company had reinsured with non-affiliates in the aggregate approximately 3.5% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 16.8% of its current liability exposure resulting from the GMIB feature. For additional information, see
   Note 8 "Insurance Liabilities."

   Based on management's estimates of future contract cash flows and experience, the estimated net fair values of the ceded GMIB reinsurance contracts, considered derivatives at December 31, 2017 and 2016 were $10,488 million and $10,314 million, respectively. The increases (decreases) in estimated fair value were $174 million, $(268) million and $(141) million for 2017, 2016 and 2015, respectively.

   At December 31, 2017 and 2016, third-party reinsurance recoverables related to insurance contracts amounted to $2,420 million and $2,458 million, respectively. Additionally, $1,904 million and $2,381 million of the amounts due to reinsurers related to three specific reinsurers, which were Zurich Insurance Company Ltd. (AA -- rating), Connecticut General Life Insurance Company (AA -- rating) and Paul Revere Life Insurance Company (A-rating). A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations, the Company continues to have the direct obligation.

   Reinsurance payables related to insurance contracts were $134 million and $125 million, at December 31, 2017 and 2016, respectively.

   The Company cedes substantially all of its run-off health business to a third party insurer. Insurance liabilities ceded totaled $71 million and $82 million at December 31, 2017 and 2016, respectively.

   The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   Assumed Reinsurance

   In addition to the sale of insurance products, the Company currently acts as a professional retrocessionaire by assuming risk from professional reinsurers. The Company assumes accident, life, health, aviation, special risk and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves were $716 million and $734 million at December 31, 2017 and 2016, respectively.

   For affiliated reinsurance agreements see "Related Party Transactions" in
   Note 11.

10)SHORT-TERM AND LONG-TERM DEBT

   Short-term and long-term debt consists of the following:

                                              DECEMBER 31,
                                              -------------
                                               2017   2016
                                              ------ ------
                                              (IN MILLIONS)
Short-term debt:
   AB revolving credit facility (with
     interest rate of 2.4%).................. $   75 $   --
   AB commercial paper (with interest rates
     of 1.6% and 0.9%).......................    491    513
                                              ------ ------
Total short-term debt........................ $  566 $  513
                                              ------ ------
Long-term debt:
   AXA Equitable non-recourse mortgage debt
     (with interest rate of 4.1%)............     82     --
   AXA Equitable non-recourse mortgage debt
     (with interest rate of 3.9%)............    121     --
                                              ------ ------
Total Short-term and Long-term debt.......... $  769 $  513
                                              ====== ======

   Short-term Debt

   On December 1, 2016, AB entered into a $200 million, unsecured 364-day senior revolving credit facility (the "AB Revolver") with a leading international bank and the other lending institutions that may be party thereto. On November 29, 2017, as part of an amendment and restatement, the maturity date of the AB Revolver was extended from November 29, 2017 to November 28, 2018. There were no other significant changes included in the amendment. The AB Revolver is available for AB's and SCB LLC's business purposes, including the provision of additional liquidity to meet funding requirements primarily related to SCB LLC's operations. Both AB and SCB LLC can draw directly under the AB Revolver and management expects to draw on the AB Revolver from time to time. AB has agreed to guarantee the obligations of SCB LLC under the AB Revolver. The AB Revolver contains affirmative, negative and financial covenants which are identical to those of the AB Credit Facility described below. As of December 31, 2017, AB had $75 million outstanding under the AB Revolver with an interest rate of 2.4%.

   As of December 31, 2017 and 2016, AB had $491 million and $513 million, respectively, in commercial paper outstanding with weighted average interest rates of approximately 1.6% and 0.9%, respectively.

   Long-term Debt

   As of December 31, 2017, AXA Equitable had $121 million and $82 million in mortgage debt outstanding related to two consolidated real estate joint ventures due August 2027 and September 2022, respectively, with weighted average interest rates of approximately 3.9% and 4.1%, respectively.

   Credit Facilities

   Credit facilities available to the Company consist of following:

                                                      DATE                         AVAILABLE TO COMPANY
                                              ---------------------                -------------------
FACILITIES                                      START     MATURITY  TOTAL FACILITY REVOLVER   SWINGLINE
----------                                    ---------- ---------- -------------- ---------  ---------
                                                                              (IN MILLIONS)
SYNDICATED FACILITIES:
   AB Revolver............................... 11/29/2017 11/28/2018 $          200 $     200  $      --
   AB Credit Facility........................ 10/22/2014 10/22/2019 $        1,000 $   1,000  $     240

   Additional Credit Facilities Available

   AB has a $1,000 million committed, unsecured senior revolving credit facility ("AB Credit Facility") with a group of commercial banks and other lenders, which matures on October 22, 2019. The AB Credit Facility provides for possible increases in the principal amount by up to an aggregate incremental amount of $250 million; any such increase is subject to the consent of the affected lenders. The AB Credit Facility is available for AB and SCB LLC's business purposes, including the support of AB's
   $1,000 million commercial paper program. Both AB and SCB LLC can draw directly under the AB Credit Facility and management may draw on the AB Credit Facility from time to time. AB has agreed to guarantee the obligations of SCB LLC under the AB Credit Facility.

   The AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. As of December 31, 2017, AB and SCB LLC were in compliance with these covenants. The AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency- or bankruptcy-related events of default, all amounts payable under the AB Credit Facility automatically would become immediately due and payable, and the lender's commitments automatically would terminate.

   Amounts under the AB Credit Facility may be borrowed, repaid and re-borrowed by AB and SBC LLC from time to time until the maturity of the facility. Voluntary prepayments and commitment reductions requested by AB and SBC LLC are permitted at any time without fee (other than customary breakage costs relating to the prepayment of any drawn loans) upon proper notice and subject to a minimum dollar requirement. Borrowings under the AB Credit Facility bear interest at a rate per annum, which will be, at AB and SBC LLC'S option, a rate equal to an applicable margin, which is subject to adjustment based on the credit ratings of AB, plus one of the following indexes: London Interbank Offered Rate; a floating base rate; or the Federal Funds rate.

   As of December 31, 2017, AB and SCB LLC had no amounts outstanding under the AB Credit Facility and did not draw upon the AB Credit Facility in 2017.

   SCB LLC has three uncommitted lines of credit with three financial institutions. Two of these lines of credit permit SCB LLC to borrow up to an aggregate of approximately $175 million, with AB named as an additional borrower, while line one has no stated limit. As of December 31, 2017, SCB LLC had no bank loans outstanding.

11)RELATED PARTY TRANSACTIONS

   LOANS TO AFFILIATES. In September 2007, AXA issued a $650 million 5.4% Senior Unsecured Note to AXA Equitable. The note pays interest semi-annually and was scheduled to mature on September 30, 2012. In March 2011, the maturity date of the note was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. In November 2014, this loan was refinanced and a new
   $382 million, seven year term loan with an interest rate of 4.0% was issued. In January 2016, the property was sold and a portion of the proceeds was used to repay the $382 million term loan outstanding and a $65 million prepayment penalty.

   In third quarter 2013, AXA Equitable purchased AXA RE Arizona Company's ("AXA RE Arizona") $50 million note receivable from AXA. AXA RE Arizona is a wholly-owned subsidiary of AXA Financial. This note pays interest semi-annually at an interest rate of 5.4% and matures on December 15, 2020.

   LOANS FROM AFFILIATES. In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% which was scheduled to mature on December 1, 2035. In December 2014, AXA Equitable repaid this note at par value plus interest accrued of $1 million to AXA Financial.

   In December 2008, AXA Equitable issued a $500 million callable 7.1% surplus note to AXA Financial. The note paid interest semi-annually and was scheduled to mature on December 1, 2018. In June 2014, AXA Equitable repaid this note at par value plus interest accrued of $3 million to AXA Financial.

   COST SHARING AND SERVICE AGREEMENTS. The Company provides personnel services, employee benefits, facilities, supplies and equipment under service agreements with AXA Financial, certain AXA Financial subsidiaries and affiliates to conduct their business. In addition, the Company participates in certain cost sharing and service agreements with AXA and other nonconsolidated affiliates (collectively, "AXA Affiliates"), including technology and professional development arrangements. The costs related to the cost sharing and service agreements are allocated based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support each company.

   AFFILIATED DISTRIBUTION EXPENSE. AXA Equitable pays commissions and fees to AXA Distribution Holding and its subsidiaries ("AXA Distribution") for sales of insurance products. The commissions and fees paid to AXA Distribution are based on various selling agreements.

   AFFILIATED DISTRIBUTION REVENUE. AXA Distributors, a subsidiary of AXA Equitable, receives commissions and fee revenue from MONY America for sales of its insurance products. The commissions and fees earned from MONY America are based on the various selling agreements.

   INVESTMENT MANAGEMENT AND SERVICE FEES. AXA Equitable FMG, a subsidiary of AXA Equitable, provides investment management and administrative services to EQAT, VIP Trust, 1290 Funds and Other AXA Trusts, all of which are considered related parties. Investment management and service fees earned are calculated as a percentage of assets under management and are recorded as revenue as the related services are performed.

   INVESTMENT MANAGEMENT AND SERVICE EXPENSES. AXA Investment Managers Inc. ("AXA IM") and AXA Rosenberg Investment Management LLC ("AXA Rosenberg") provide sub-advisory services with respect to certain portfolios of EQAT, VIP Trust and the Other AXA Trusts. Also, AXA IM and AXA Real Estate Investment Managers ("AXA REIM") manage certain General Account investments. Fees paid to these affiliates are based on investment advisory service agreements with each affiliate.

   The table below summarizes the expenses reimbursed to/from the Company and fees received/paid by the Company in connection with agreements with AXA Affiliates described above for 2017, 2016 and 2015.

                                                2017     2016     2015
                                              -------- -------- --------
                                                    (in millions)
EXPENSES PAID OR ACCRUED FOR BY THE COMPANY:
General services provided by AXA Affiliates.. $    186 $    188 $    164
Paid or accrued commission and fee expenses
  for sale of insurance products by AXA
  Distribution...............................      608      587      603
Investment management services provided by
  AXA IM, AXA REIM and AXA Rosenberg.........        5        2        1
                                              -------- -------- --------
Total........................................      799      777      768
                                              ======== ======== ========
REVENUE RECEIVED OR ACCRUED FOR BY THE
COMPANY:
General services provided to AXA Affiliates..      456      531      491
Amounts received or accrued for commissions
  and fees earned for sale of MONY America's
  insurance products.........................       43       43       57
Investment management and administrative
  services provided to EQAT, VIP Trust, 1290
  Funds and Other AXA Trusts.................      720      674      707
                                              -------- -------- --------
Total........................................ $  1,219 $  1,248 $  1,255
                                              ======== ======== ========

   INSURANCE RELATED TRANSACTIONS. The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products through reinsurance transactions with AXA RE Arizona.

   The Company currently reinsures to AXA RE Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA RE Arizona also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA RE Arizona provide important capital management benefits to AXA Equitable. At December 31, 2017 and 2016, the Company's GMIB reinsurance asset with AXA RE Arizona had carrying values of $8,594 million and $8,578 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2017, 2016 and 2015 totaled approximately $454 million, $447 million and $453 million, respectively. Ceded claims paid in 2017, 2016 and 2015 were $213 million, $65 million and $54 million, respectively.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA RE Arizona to the extent that AXA RE Arizona holds assets in an irrevocable trust (the "Trust") ($9,786 million at December 31, 2017) and/or letters of credit ($3,990 million at December 31, 2017), out of which $250 million letters of credit are guaranteed by AXA Financial while the rest of the letters of credit are guaranteed by AXA. Under the reinsurance transactions, AXA RE Arizona is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA RE Arizona fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA RE Arizona's liquidity.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life, an affiliate. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis.

   Premiums earned in 2017, 2016 and 2015 were $20 million, $20 million and $21 million, respectively. Claims and expenses paid in 2017, 2016 and 2015 were $5 million, $6 million and $5 million, respectively.

   At December 31, 2017 and 2016, affiliated reinsurance recoverables related to insurance contracts amounted to $2,659 million and $2,177 million, respectively.

   In April 2015, AXA entered into a mortality catastrophe bond based on general population mortality in each of France, Japan and the U.S. The purpose of the bond is to protect AXA against a severe worldwide pandemic. AXA Equitable entered into a stop loss reinsurance agreement with AXA Global Life to protect AXA Equitable with respect to a deterioration in its claim experience following the occurrence of an extreme mortality event. Premiums and expenses associated with the reinsurance agreement were $4 million and $4 million in 2017 and 2016, respectively.

   Investment management and service fees includes certain revenues for services provided by AB to mutual funds sponsored by AB. These revenues are described below:

                                                2017    2016     2015
                                              -------- ------- --------
                                                    (IN MILLIONS)

Investment management and services fees...... $  1,148 $   999 $  1,056
Distribution revenues........................      398     372      415
Other revenues -- shareholder servicing fees.       73      76       85
Other revenues -- other......................        7       6        5

   OTHER TRANSACTIONS. Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable Qualified Pension Plan ("AXA Equitable QP") was transferred from AXA Equitable to AXA Financial under terms of an Assumption Agreement. For additional information regarding this transaction see "Employee Benefit Plans" in Note 12.

   In 2016, AXA Equitable sold artwork to AXA Financial and recognized a $20 million gain on the sale. AXA Equitable used the proceeds received from this sale to make a $21 million donation to AXA Foundation, Inc. (the "Foundation"). The Foundation was organized for the purpose of distributing grants to various tax-exempt charitable organizations and administering various matching gift programs for AXA Equitable, its subsidiaries and affiliates.

   In 2016, AXA Equitable and Saum Sing LLC ("Saum Sing"), an affiliate, formed Broad Vista Partners LLC ("Broad Vista"), of which AXA Equitable owns 70% and Saum Sing owns 30%. On June 30, 2016, Broad Vista entered into a real estate joint venture with a third party and AXA Equitable invested approximately $25 million, reported in Other equity investments in the consolidated balance sheets.

12)EMPLOYEE BENEFIT PLANS

   AXA Equitable Retirement Plans

   AXA Equitable sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $15 million, $16 million and $18 million in 2017, 2016 and 2015, respectively.

   AXA Equitable also sponsors the AXA Equitable Retirement Plan (the "AXA Equitable QP"), a frozen qualified defined benefit pension plan covering its eligible employees and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average income over a specified period in the plan.

   Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable QP was transferred from AXA Equitable to AXA Financial under the terms of an Assumption Agreement (the "Assumption Transaction"). Immediately preceding the Assumption Transaction, the AXA Equitable QP had plan assets (held in a trust for the exclusive benefit of plan participants) with market value of approximately $2,236 million and liabilities of approximately $2,447 million. The assumption by AXA Financial and resulting extinguishment of AXA Equitable's primary liability for its obligations under the AXA Equitable QP was recognized by AXA Equitable as a capital contribution in the amount of $211 million ($137 million, net of tax), reflecting the non-cash settlement of its net unfunded liability for the AXA Equitable QP at December 31, 2015. In addition, approximately
   $1,193 million ($772 million, net of tax) unrecognized net actuarial losses related to the AXA Equitable QP and accumulated in AOCI were also transferred to AXA Financial due to the Assumption Transaction. AXA Equitable remains secondarily liable for its obligations under the AXA Equitable QP and would recognize such liability in the event AXA Financial does not perform under the terms of the Assumption Agreement.

   AB Retirement Plans

   AB maintains the Profit Sharing Plan for Employees of AB, a tax-qualified retirement plan for U.S. employees. Employer contributions under this plan are discretionary and generally are limited to the amount deductible for federal income tax purposes.

   AB also maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AB in the United States prior to October 2, 2000 (the "AB Plan"). Benefits under the
   AB Plan are based on years of credited service and average final base salary.

   AB uses a December 31 measurement date for the AB Plan.

   Funding Policy

   The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Protection Act of 2006 (the "Pension Act"), and not greater than the maximum the Company can deduct for federal income tax purposes. Based on the funded status of the plans at December 31, 2016, AB contributed $4 million to the AB Plan during 2017. AB currently estimates that it will contribute $5 million to the AB Plan during 2018. No minimum funding contributions under ERISA are required to be made to the AXA Equitable plans, and management does not expect to make any discretionary contribution to those plans during 2018.

   Net Periodic Pension Expense

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                                2017     2016     2015
                                              --------  ------  --------
                                                     (IN MILLIONS)
Service cost................................. $     --  $   --  $      8
Interest cost................................        6       6        93
Expected return on assets....................       (5)     (5)     (159)
Actuarial (gain) loss........................        1       1         1
Net amortization.............................       --      --       110
                                              --------  ------  --------
Net Periodic Pension Expense................. $      2  $    2  $     53
                                              ========  ======  ========

   Changes in PBO

   Changes in the PBO of the Company's qualified plans were comprised of:

                                                 DECEMBER 31,
                                              ------------------
                                                2017      2016
                                              --------  --------
                                                 (IN MILLIONS)

Projected benefit obligation, beginning of
  year....................................... $    132  $    129
Interest cost................................        6         6
Actuarial (gains) losses.....................       14         2
Benefits paid................................       (6)       (5)
                                              --------  --------
  Projected Benefit Obligation...............      146       132
Transfer to AXA Financial....................       --        --
                                              --------  --------
Projected Benefit Obligation, End of Year.... $    146  $    132
                                              ========  ========

   Changes in Plan Assets/Funded Status

   The following table discloses the changes in plan assets and the funded status of the Company's qualified pension plans. The fair value of plan assets supporting the AXA Equitable QP liability was not impacted by the Assumption Transaction and the payment of plan benefits will continue to be made from the plan assets held in trust for the exclusive benefit of plan participants.

                                                DECEMBER 31,
                                              ----------------
                                                2017     2016
                                              --------  ------
                                                (IN MILLIONS)

Pension plan assets at fair value, beginning
  of year.................................... $     87  $   86
Actual return on plan assets.................       14       4
Contributions................................        4      --
Benefits paid and fees.......................       (4)     (3)
                                              --------  ------
Pension plan assets at fair value, end of
  year.......................................      101      87
PBO..........................................      146     132
                                              --------  ------
  Excess of PBO Over Pension Plan Assets.....      (45)    (45)
Transfer to AXA Financial.................... $     --  $   --
                                              --------  ------
Excess of PBO Over Pension Plan Assets, end
  of year.................................... $    (45) $  (45)
                                              ========  ======

   Accrued pension costs of $(45) million and $(45) million at December 31, 2017 and 2016, respectively, were recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans. The aggregate PBO/accumulated benefit obligation ("ABO") and fair value of pension plan assets for plans with PBOs/ABOs in excess of their assets were $146 million and $101 million, respectively, at December 31, 2017 and $132 million and $87 million, respectively, at December 31, 2016.

   Unrecognized Net Actuarial (Gain) Loss

   The following table discloses the amounts included in AOCI at December 31, 2017 and 2016 that have not yet been recognized as components of net periodic pension cost.

                                              DECEMBER 31,
                                              -------------
                                               2017   2016
                                              ------ ------
                                              (IN MILLIONS)

Unrecognized net actuarial (gain) loss....... $   55 $   51
Unrecognized prior service cost (credit).....      1      1
                                              ------ ------
  Total...................................... $   56 $   52
                                              ====== ======

   The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are approximately $1.6 million and $23,959, respectively.

   Pension Plan Assets

   The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the fair values of the Company's invested assets that are measured at fair value on a recurring basis. See Note 2 for a description of the fair value hierarchy.

   At December 31, 2017 and 2016, the total fair value of plan assets for the qualified pension plans was approximately $101 million and $87 million, respectively, all supporting the AB qualified retirement plan.

                                              DECEMBER 31,
                                              ------------
                                               2017   2016
                                              -----  -----
Fixed Maturities.............................  15.0%  18.0%
Equity Securities............................  66.0   61.0
Other........................................  19.0   21.0
                                              -----  -----
Total........................................ 100.0% 100.0%
                                              =====  =====

                                              LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
                                              ------- ------- ------- -----
                                                      (IN MILLIONS)
DECEMBER 31, 2017:
ASSET CATEGORIES
Common and preferred equity.................. $    24 $    -- $    -- $  24
Mutual funds.................................      55      --      --    55
                                              ------- ------- ------- -----
  Total assets in the fair value hierarchy...      79      --      --    79
Investments measured at net assets value.....      --      --      --    22
                                              ------- ------- ------- -----
   Investments at fair value................. $    79 $    -- $    -- $ 101
                                              ======= ======= ======= =====
December 31, 2016:
Asset Categories
Common and preferred equity.................. $    21 $    -- $    -- $  21
Mutual funds.................................      47      --      --    47
                                              ------- ------- ------- -----
  Total assets in the fair value hierarchy...      68      --      --    68
Investments measured at net assets value.....      --      --      --    19
                                              ------- ------- ------- -----
   Investments at fair value................. $    68 $    -- $    -- $  87
                                              ======= ======= ======= =====

   Plan asset guidelines for the AB qualified retirement plan specify an allocation weighting of 30% to 60% for return seeking investments (target of 40%), 10% to 30% for risk mitigating investments (target of 15%), 0% to 25% for diversifying investments (target of 17%) and 18% to 38% for dynamic asset allocation (target of 28%). Investments in mutual funds, hedge funds (and other alternative investments), and other commingled investment vehicles are permitted under the guidelines. Investments are permitted in overlay portfolios (regulated mutual funds) to complement the long-term strategic asset allocation. This portfolio overlay strategy is designed to manage short-term portfolio risk and mitigate the effect of extreme outcomes.

   Assumptions

   DISCOUNT RATE

   The benefits obligations and related net periodic costs of the Company's qualified and non-qualified pension plans are measured using discount rate assumptions that reflect the rates at which the plans' benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under each of the plans are discounted using a published high-quality bond yield curve as a practical expedient for a matching bond approach. Beginning in 2014, AXA Equitable uses the Citigroup Pension Above-Median-AA Curve (the "Citigroup Curve") for this purpose. The Company has concluded that an adjustment to the Citigroup Curve is not required after comparing the projected benefit streams of the plans to the cash flows and duration of the reference bonds.

   At December 31, 2015, AXA Equitable refined its calculation of the discount rate to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient. Use of the discrete approach at December 31, 2015 produced a discount rate for the AXA Equitable Life QP of 3.98% as compared to a 4.00% aggregate rate, thereby increasing the net unfunded PBO of the AXA Equitable Life QP by approximately $4 million in 2015.

   MORTALITY

   At December 31, 2015, AXA Equitable concluded to change the mortality projection scale used to measure and report the Company's defined benefit plan obligations from 125% Scale AA to Scale BB, representing a reasonable "fit" to the results of the AXA Equitable QP mortality experience study and a closer alignment to current thinking with respect to projections of mortality improvements.

   In October 2016, the Society of Actuaries ("SOA") released MP-2016, its second annual update to the "gold standard" mortality projection scale issued by the SOA in 2014, reflecting three additional years of historical U.S. population historical mortality data (2012 through 2014). Similar to its predecessor (MP-2015), MP-2016 indicated that, while mortality data continued to show longer lives, longevity was increasing at a slower rate and lagging behind that previously suggested both by MP-2015 and MP-2014. The Company considered this new data as well as observations made from current practice regarding how to best estimate improved trends in life expectancies and concluded to continue using the RP-2000 base mortality table projected on a full generational basis with Scale BB mortality improvements for purposes of measuring and reporting its consolidated defined benefit plan obligations at December 31, 2017.

   Actuarial computations used to determine net periodic costs were made utilizing the following weighted-average assumptions:

                                              Year ended December31,
                                              ---------------------
                                              2017    2016    2015
                                              ----    ----    ----
Discount rate on benefit obligations......... 4.55%   4.75%   4.30%
Expected long-term rate of return on plan
  assets.....................................  6.0%    6.5%    7.0%

   In developing the expected long-term rate of return on plan assets of 6.0%, management considered the historical returns and future expectations for returns for each asset category, as well as the target asset allocation of the portfolio. The expected long-term rate of return on assets is based on weighted average expected returns for each asset class.

   As of December 31, 2017, the mortality projection assumption has been updated to use the generational MP-2017 improvement scale. Previously, mortality was projected generationally using the MP-2016 improvements scale. The base mortality assumption remains at the RP-2014 white-collar mortality table for males and females adjusted back to 2006 using the MP-2014 improvement scale.

   The Internal Revenue Service ("IRS") recently updated the mortality tables used to determine lump sums. For fiscal year-end 2017, we reflected the actual IRS table for 2018 with assumed annual updates for years 2019 and later on the base table (RP-2014 backed off to 2006) with the assumed projection scale of MP-2017.

   The following table discloses assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2017 and 2016. As described above, AXA Equitable refined its calculation of the discount rate for the year ended December 31, 2015 valuation of its defined benefits plans to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient.

                                              DECEMBER 31,
                                              -----------
                                              2017   2016
                                              -----  -----
Discount rates:
   Other AXA Equitable defined benefit plans. 3.17%  3.48%
   AB Qualified Retirement Plan.............. 4.55%  4.75%
   Periodic cost............................. 3.48%   3.7%
   Expected long-term rates of return on
     pension plan assets (periodic cost).....  6.0%   6.5%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

   Future Benefits

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2018, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2017 and include benefits attributable to estimated future employee service.

                                                 PENSION
                                                BENEFITS
                                              -------------
                                              (IN MILLIONS)

2018.........................................  $          7
2019.........................................             7
2020.........................................             5
2021.........................................             6
2022.........................................             8
Years 2023-2027..............................            40

   AXA FINANCIAL ASSUMPTIONS

   In addition to the Assumption Transaction, since December 31, 1999, AXA Financial has legally assumed primary liability from AXA Equitable for all current and future liabilities of AXA Equitable under certain employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with all of these plans, as described in Note 12.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees, financial professionals and non-officer directors of AXA Financial and its subsidiaries, including the Company. AB also sponsors its own unit option plans for certain of its employees.

   Compensation costs for 2017, 2016 and 2015 for share-based payment arrangements as further described herein are as follows:

                                               2017   2016   2015
                                              ------ ------ ------
                                                 (IN MILLIONS)
Performance Shares........................... $   18 $   17 $   18
Stock Options (Other than AB stock options)..      1      1      1
AXA Shareplan................................      9     14     16
Restricted Awards............................    185    154    174
Other Compensation plans/(1)/................      2      1      2
                                              ------ ------ ------
Total Compensation Expenses.................. $  215 $  187 $  211
                                              ====== ====== ======

  /(1)/Other compensation plans include Stock Appreciation Rights, Restricted
       Stock and AXA Miles.

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance shares under the AXA International Performance Shares Plan (the "Performance Share Plan"). Prior to 2013, they were granted performance units under AXA's Performance Unit Plan.

   Non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) are granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA
   ADRs) annually under The Equity Plan for Directors. They also were granted ADR stock options in years prior to 2014.

   Performance Units and Performance Shares

   2017 GRANT. On June 21, 2017, under the terms of the Performance Share Plan, AXA awarded approximately 1.7 million unearned performance shares to employees of the Company. For employees in our retirement and protection businesses, the extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and the retirement and protection businesses are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2017, the expense associated with the June 21, 2017 grant of performance shares was approximately $9 million.

   SETTLEMENT OF 2014 GRANT IN 2017. On March 24, 2017, share distributions totaling of approximately $21 million were made to active and former AXA Equitable employees in settlement of 2.3 million performance shares earned under the terms of the AXA Performance Share Plan 2014.

   2016 GRANT. On June 6, 2016, under the terms of the Performance Share Plan, AXA awarded approximately 1.9 million unearned performance shares to employees of AXA Equitable. For employees in our retirement and protection businesses, the extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and the retirement and protection businesses are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2017 and 2016, the expense associated with the June 6, 2016 grant of performance shares was approximately $4 million and $10 million, respectively.

   SETTLEMENT OF 2013 GRANT IN 2016. On March 22, 2016, cash distributions of approximately $55 million were made to active and former AXA Equitable employees in settlement of 2.3 million performance units earned under the terms of the 2013 Performance Share Plan.

   2015 GRANT. On June 19, 2015, under the terms of the Performance Share Plan, AXA awarded approximately 1.7 million unearned performance shares to employees of AXA Equitable. For employees in our retirement and protection businesses, the extent to which 2016-2018 cumulative performance targets measuring the performance of AXA and the retirement and protection businesses are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2017, 2016 and 2015, the expense associated with the June 19, 2015 grant of performance shares was $3 million, $4 million and $8 million, respectively.

   SETTLEMENT OF 2012 GRANT IN 2015. On April 2, 2015, cash distributions of approximately $53 million were made to active and former AXA Equitable employees in settlement of approximately 2.3 million performance units earned under the terms of the AXA Performance Unit Plan 2012.

   The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for performance unit awards as they are settled in cash. The fair value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2017 and 2016 was $45 million and $31 million, respectively. Approximately 2 million outstanding performance shares are at risk to achievement of 2017 performance criteria, primarily representing all of the performance shares granted June 19, 2015 and the second tranche of performance shares granted March 24, 2014, for which cumulative average 2016-2018 and 2015-2017 performance targets will determine the number of performance units and shares earned under those awards, respectively.

   Stock Options

   2017 GRANT. On June 21, 2017, 0.5 million options to purchase AXA ordinary shares were granted to employees of the Company under the terms of the Stock Option Plan at an exercise price of (Euro)23.92. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 21, 2017, 0.3 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 21, 2017 have a ten-year term. The weighted average grant date fair value per option award was estimated at (Euro)1.78 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 25.05%, a weighted average expected term of 8.8 years, an expected dividend yield of 6.53% and a risk-free interest rate of 0.59%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2017, the Company recognized expenses associated with the June 21, 2017 grant of options of approximately $0.5 million.

   2016 GRANT. On June 6, 2016, 0.6 million options to purchase AXA ordinary shares were granted to employees of the Company under the terms of the Stock Option Plan at an exercise price of (Euro)21.52. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 6, 2016, 0.3 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 6, 2016 have a ten-year term. The weighted average grant date fair value per option award was estimated at (Euro)1.85 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 26.6%, a weighted average expected term of 8.1 years, an expected dividend yield of 6.49% and a risk-free interest rate of 0.33%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2017 and 2016, the Company recognized expenses associated with the June 6, 2015 grant of options of approximately $0.1 million and $0.6 million, respectively.

   2015 GRANT. On June 19, 2015, 0.4 million options to purchase AXA ordinary shares were granted to employees of the Company under the terms of the Stock Option Plan at an exercise price of (Euro)22.90. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 19, 2015, 0.2 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 19, 2015 have a ten-year term. The weighted average grant date fair value per option award was estimated at (Euro)1.58 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 23.68%, a weighted average expected term of 8.2 years, an expected dividend yield of 6.29% and a risk-free interest rate of 0.92%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2017, 2016 and 2015, the Company recognized expenses associated with the June 19, 2015 grant of options of approximately $0.1 million, $0.1 million and $0.3 million, respectively.

   Shares Authorized

   There is no limitation in the Stock Option Plan or the Equity Plan for Directors on the number of shares that may be issued pursuant to option or other grants.

   A summary of the activity in the AXA and the Company's option plans during 2017 follows:

                                                                             Options Outstanding
                                              ---------------------------------------------------------------------------------
                                                      AXA Ordinary Shares             AXA ADRs/(2)/         AB Holding Units
                                              ---------------------------------   ---------------------- ----------------------
                                                                  Weighted                     Weighted               Weighted
                                                Number            Average           Number     Average     Number     Average
                                              Outstanding         Exercise        Outstanding  Exercise  Outstanding  Exercise
                                              (In 000's)           Price          (In 000's)    Price    (In 000's)    Price
                                              -----------  --------------------   -----------  --------- -----------  ---------

Options Outstanding at January 1, 2017.......       9,536        (Euro)   21.02            45  $   24.90       5,085  $   49.45
Options granted..............................         488          (Euro) 23.92            --  $      --          --  $      --
Options exercised............................      (1,996) (Euro)         18.02            (2) $   21.35      (1,180) $   17.04
Options forfeited, net.......................          --  (Euro)            --            --  $      --          --  $      --
Options expired..............................      (2,626)                33.77            (8)     42.62        (823) $   84.96
                                               ----------                         -----------             ----------
Options Outstanding at December 31, 2017.....       5,402  (Euro)         17.36            35  $   20.98       3,082  $   52.37
                                               ==========  ====================   ===========  =========  ==========  =========
Aggregate Intrinsic..........................
Value of Options Outstanding/(1)/............              (Euro)     39,861/(2)/              $     303                     --
                                                           ====================                =========              =========
Weighted Average Remaining Contractual Term
  (in years).................................         4.2                                 1.2                    1.2
                                               ==========                         ===========             ==========
Options Exercisable at December 31, 2017.....       3,406  (Euro)         14.68            35  $   42.62       3,018  $   52.97
                                               ==========  ====================   ===========  =========  ==========  =========
Aggregate Intrinsic Value of Options
  Exercisable & Expected to Vest/(1)/........              (Euro)        34,275                $     303                     --
                                                           ====================                =========              =========
Weighted Average Remaining Contractual Term
  (in years).................................         2.8                                 1.2                    1.1
                                               ==========                         ===========             ==========

  /(1)/Aggregate intrinsic value, presented in thousands, is calculated as the excess of the closing market price on December 31, 2017 of the respective underlying shares over the strike prices of the option awards.
  /(2)/AXA ordinary shares will be delivered to participants in lieu of AXA
       ADRs at exercise or maturity.

   No stock options were exercised in 2017 and 2016. The intrinsic value related to exercises of stock options during 2015 was approximately
   $0.2 million, resulting in amounts currently deductible for tax purposes of approximately $0.1 million for the period then ended. In 2015, windfall tax benefits of approximately $0.1 million resulted from exercises of stock option awards.

   At December 31, 2017, AXA Financial held 22,974 AXA ordinary shares in treasury at a weighted average cost of $23.14 per share, which were designated to fund future exercises of outstanding stock options.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2017, 2016 and 2015, respectively.

                                                   AXA Ordinary Shares       AB Holding Units/(1)/
                                              ----------------------------  -----------------------
                                                2017      2016      2015    2017   2016      2015
                                              --------  --------  --------  ---- --------  --------

Dividend yield...............................     6.53%     6.49%     6.29%  N/A     7.10%     7.10%
Expected volatility..........................    25.05%    26.60%    23.68%  N/A    31.00%    32.10%
Risk-free interest rates.....................     0.59%     0.33%     0.92%  N/A     1.30%     1.50%
Expected life in years.......................     8.83       8.1       8.2   N/A      6.0       6.0
Weighted average fair value per option at
  grant date................................. $   2.01  $   2.06  $   1.73   N/A $   2.75  $   4.13

  /(1)/There were no options to buy AB Holding Units awarded during 2017. As such, the input assumptions for 2017 are not applicable.

   As of December 31, 2017, approximately $1 million of unrecognized compensation cost related to unvested stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 2.8 years.

   AXA OPTIONS VALUATION. The fair value of AXA stock options is calculated using the Black-Scholes option pricing model. The expected AXA dividend yield is based on market consensus. AXA share price volatility is estimated on the basis of implied volatility, which is checked against an analysis of historical volatility to ensure consistency. The risk-free interest rate is based on the Euro Swap Rate curve for the appropriate term. The effect of expected early exercise is taken into account through the use of an expected life assumption based on historical data.

   AB HOLDING UNIT OPTIONS VALUATION. The fair value of units representing assignments of beneficial ownership of limited partnership interests in AB Holding ("AB Holding Units") options is calculated using the Black-Scholes option pricing model. The expected cash distribution yield is based on the average of our distribution yield over the past four quarters. The volatility factor represents historical AB Holding Units price volatility over the same period as the expected term. The risk-free interest rate is based on the U.S. Treasury bond yield for the appropriate expected term. The expected term was calculated using the simplified method, due to the lack of sufficient historical data.

   Restricted Awards

   Under The Equity Plan for Directors, AXA Financial grants non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) restricted AXA ordinary shares. Likewise, AB awards restricted AB Holding units to independent members of its General Partner.

   The Company has also granted restricted AXA ordinary share units ("RSUs") to certain executives. The RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

   For 2017, 2016 and 2015, respectively, the Company recognized compensation costs of $185 million, $154 million and $174 million for outstanding restricted stock and RSUs. The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes are made until settlement and only for RSUs. At December 31, 2017, approximately
   19.1 million restricted AXA ordinary shares and AB Holding unit awards remain unvested. At December 31, 2017, approximately $57 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 3.0 years.

   The following table summarizes restricted AXA ordinary share activity for 2017. In addition, approximately 11,069 RSUs were granted during 2017 with graded vesting over a weighted average service period of 2.06 years.

                                                          WEIGHTED
                                              SHARES OF   AVERAGE
                                              RESTRICTED GRANT DATE
                                                STOCK    FAIR VALUE
                                              ---------- ----------
Unvested as of January 1, 2017...............     36,306 $    24.46
Granted......................................     12,929 $    27.49
Vested.......................................     11,819 $    24.30
                                               --------- ----------
Unvested as of December 31, 2017.............     37,416 $    24.04
                                               ========= ==========

   Unrestricted Awards

   Under the Equity Plan for Directors, AXA Financial provides a stock retainer to non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable). Pursuant to the terms of the retainer, the non-officer directors receive AXA ordinary shares valued at $55,000 each year, paid on a semi-annual basis. These shares are not subject to any vesting requirement or other restriction.

   AXA Shareplan

   In 2017, eligible employees of participating AXA Financial subsidiaries (including AXA Equitable) were offered the opportunity to purchase newly issued AXA ordinary shares, subject to plan limits, under the terms of AXA Shareplan 2017. Eligible employees could have reserved a share purchase during the reservation period from August 28, 2017 through September 8, 2017 and could have canceled their reservation or elected to make a purchase for the first time during the retraction/subscription period from October 13, 2017 through October 17, 2017. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 11, 2017 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of (Euro)20.19 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at an 8.98% formula discounted price of (Euro)22.96 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty-two week period preceding the scheduled end date of AXA Shareplan 2017, which is July 1, 2022. All subscriptions became binding and irrevocable on October 17, 2017.

   The Company recognized compensation expense of $9 million, $14 million and $16 million in 2017, 2016 and 2015 in connection with each respective year's offering of AXA stock under the AXA Shareplan, representing the aggregate discount provided to AXA Equitable participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. AXA Equitable participants in AXA Shareplan 2017, 2016 and 2015 primarily invested under Investment Option B for the purchase of approximately $4 million, $6 million and $5 million AXA ordinary shares, respectively.

   AXA Miles Program 2012

   On March 16, 2012, under the terms of the AXA Miles Program 2012, AXA granted 50 AXA Miles to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents a phantom share of AXA stock that will convert to an actual AXA ordinary share at the end of a four-year vesting period provided the employee or financial professional remains in the employ of the company or has retired from service. Half of each AXA Miles grant, or 25 AXA Miles, were subject to an additional vesting condition that required improvement in at least one of two AXA performance metrics in 2012 as compared to 2011. This vesting condition has been satisfied. On March 16, 2016, AXA ordinary share distributions totaling approximately $4 million were made to active and former employees of the Company in settlement of approximately 0.2 million AXA Miles earned under the terms of the AXA Miles Program 2012.

   AB Long-term Incentive Compensation Plans

   AB maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AB Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect, wholly-owned subsidiary of the Company, is obligated to make capital contributions to AB in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AB in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in AB Holding Units or certain investment products (primarily mutual funds) sponsored by AB. Beginning in 2009, annual awards granted under the Amended and Restated AB Incentive Compensation Award Program were in the form of restricted AB Holding Units.

   AB engages in open-market purchases of AB Holding Units to help fund anticipated obligations under its incentive compensation award program, for purchases of AB Holding Units from employees and other corporate purposes. During 2017 and 2016, AB purchased 9 million and 11 million Holding units for $220 million and $237 million respectively. These amounts reflect open-market purchases of 5 million and 8 million AB Holding units for $117 million and $176 million, respectively, with the remainder relating to purchases of AB Holding units from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, offset by AB Holding units purchased by employees as part of a distribution reinvestment election.

   During 2017, AB granted to employees and eligible directors 8.3 million restricted AB Holding unit awards (including 6.1 million granted in December for 2017 year-end awards).

   During 2016, AB granted to employees and eligible directors 7.0 million restricted AB Holding awards (including 6.1 million granted in December 2016 for year-end awards). The cost of awards made in the form of restricted AB Holding Units was measured, recognized, and disclosed as a share-based compensation program.

   During 2017 and 2016, AB Holding issued 1.2 million and 0.4 million AB Holding units, respectively, upon exercise of options to buy AB Holding units. AB Holding used the proceeds of $20 million and $6 million, respectively, received from employees as payment in cash for the exercise price to purchase the equivalent number of newly-issued AB Holding Units.

   Effective as of September 30, 2017, AB established the AB 2017 Long Term Incentive Plan ("2017 Plan"), which was adopted at a special meeting of AB Holding Unitholders held on September 29, 2017. The following forms of awards may be granted to employees and Eligible Directors under the 2017
   Plan: (i) restricted AB Holding Units or phantom restricted AB Holding Units (a "phantom" award is a contractual right to receive AB Holding Units at a later date or upon a specified event); (ii) options to buy AB Holding Units; and (iii) other AB Holding Unit-based awards (including, without limitation, AB Holding Unit appreciation rights and performance awards). The purpose of the 2017

   Plan is to promote the interest of AB by: (i) attracting and retaining talented officers, employees and directors, (ii) motivating such officers, employees and directors by means of performance-related incentives to achieve longer-range business and operational goals, (iii) enabling such officers, employees and directors to participate in the long-term growth and financial success of AB, and (iv) aligning the interests of such officers, employees and directors with those of AB Holding Unitholders. The 2017 Plan will expire on September 30, 2027, and no awards under the 2017 Plan will be made after that date. Under the 2017 Plan, the aggregate number of AB Holding Units with respect to which awards may be granted is 60 million, including no more than 30 million newly-issued AB Holding units.

   As of December 31, 2017, no options to buy AB Holding units had been granted and 6.1 million AB Holding units, net of withholding tax requirements, were subject to other AB Holding Unit awards made under the 2017 Plan or an equity compensation plan with similar terms that was canceled in 2017. AB Holding Unit-based awards (including options) in respect of 53.9 million AB Holding units were available for grant as of December 31, 2017.

   The AllianceBernstein 2010 Long Term Incentive Plan, as amended, was canceled on September 30, 2017. The awards and terms under the 2010 Long Term Incentive Plan were substantially similar to the 2017 Plan.

14)INCOME TAXES

   Income (loss) from continuing operations before income taxes included income from domestic operations of $2,115 million, $505 million and $924 million for the years ended December 31, 2017, 2016 and 2015, and income (losses) from foreign operations of $140 million, $117 million and $114 million for the years ended December 31, 2017, 2016 and 2015. Approximately $29 million, $31 million, and $28 million of the company's income tax expense is attributed to foreign jurisdictions for the years ended December 31, 2017, 2016 and 2015.

   A summary of the income tax (expense) benefit in the consolidated statements of income (loss) follows:

                                                 2017       2016     2015
                                              ----------  -------  -------
                                                      (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit.................. $       (6) $  (274) $   (19)
  Deferred (expense) benefit.................      1,145      358       41
                                              ----------  -------  -------
Total........................................ $    1,139  $    84  $    22
                                              ==========  =======  =======

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the income before income taxes and noncontrolling interest by the expected Federal income tax rate of 35.0%. The sources of the difference and their tax effects are as follows:

                                                 2017      2016     2015
                                              ---------  -------  --------
                                                      (IN MILLIONS)

Expected income tax (expense) benefit........ $    (789) $  (218) $   (363)
Noncontrolling interest......................       175      162       118
Non-taxable investment income (loss).........       250      175       189
Tax audit interest...........................        (6)     (22)        1
State income taxes...........................        (3)      (8)        1
Tax settlements/Uncertain Tax Position
  Release....................................       221       --        77
Change in Tax Law............................     1,308       --        --
Other........................................       (17)      (5)       (1)
                                              ---------  -------  --------
Income tax (expense) benefit................. $   1,139  $    84  $     22
                                              =========  =======  ========

   During the second quarter of 2017, the Company agreed to the Internal Revenue Service's Revenue Agent's Report for its consolidated 2008 and 2009 Federal corporate income tax returns. The impact on the Company's financial statements and unrecognized tax benefits was a tax benefit of $221 million.

   In second quarter 2015, the Company recognized a tax benefit of $77 million related to settlement with the IRS on the appeal of proposed adjustments to the Company's 2004 and 2005 Federal corporate income tax returns.

   The Tax Cuts and Jobs Act (the "Tax Reform Act") was enacted on December 22, 2017. The SEC issued Staff Accounting Bulletin No. 118 ("SAB 118") to address the application of U.S. GAAP in situations where a company does not have the necessary information available to complete its accounting for certain income tax effects of the Tax Reform Act. In accordance with SAB 118, the Company determined reasonable estimates for certain effects of the Tax Reform Act and recorded those estimates as provisional amounts in the 2017 financial statements due to the need for further analysis, collection and preparation of the relevant data necessary to complete the accounting. These amounts are subject to change as the information necessary to complete the calculations is obtained and as tax authorities issue further guidance.

   The following provisional amounts related to the impact of the Tax Reform Act are included in the Company's financial statements:

      . An income tax benefit of $1,331 million from the reduction of deferred tax liabilities due to lower corporate tax rates. The Company will recognize changes to this estimate as the calculation of cumulative temporary differences is refined.

      . An income tax expense of $23 million to account for the deemed repatriation of foreign earnings. The determination of this tax requires further analysis regarding the amount and composition of historical foreign earnings.

   The components of the net deferred income taxes are as follows:

                                               DECEMBER 31, 2017    December 31, 2016
                                              -------------------- --------------------
                                               ASSETS  LIABILITIES  Assets  Liabilities
                                              -------- ----------- -------- -----------
                                                            (IN MILLIONS)

Compensation and related benefits............ $     47  $       -- $     88  $       --
Net operating loss...........................       --          --       --          --
Reserves and reinsurance.....................       --          83       --         534
DAC..........................................       --         821       --       1,463
Unrealized investment gains (losses).........       --         298       --          23
Investments..................................       --         997       --       1,062
Alternative minimum tax credits..............      387          --      394          --
Other........................................       67          --        5          --
                                              --------  ---------- --------  ----------
Total........................................ $    501  $    2,199 $    487  $    3,082
                                              ========  ========== ========  ==========

   As of December 31, 2017, the Company had $387 million of AMT credits which do not expire. While the Tax Reform Act repealed the corporate AMT and allows for the refund of a portion of accumulated minimum tax credits, the refundable credits may be subject to a sequestration fee. Included in the deferred tax revaluation is a $20 million charge related to the sequestration of refundable AMT credits.

   In accordance with the recently enacted Tax Reform Act, the Company provided a $23 million provisional charge on the deemed repatriation of earnings associated with non-U.S. corporate subsidiaries. Therefore, the Company is no longer asserting permanent reinvestment of earnings overseas. Per SAB 118, the Company continues to evaluate the remaining income tax effects on the reversal of the indefinite reinvestment assertion as a result of the Tax Reform Act.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                               2017    2016   2015
                                              ------  ------ ------
                                                  (IN MILLIONS)

Balance at January 1,........................ $  457  $  418 $  475
Additions for tax positions of prior years...     28      39     44
Reductions for tax positions of prior years..   (245)     --   (101)
Additions for tax positions of current year..     --      --     --
Settlements with Tax Authorities.............    (33)     --     --
                                              ------  ------ ------
Balance at December 31,...................... $  207  $  457 $  418
                                              ------  ------ ------
Unrecognized tax benefits that, if
  recognized, would impact the effective rate    172     329    293
                                              ======  ====== ======

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2017 and 2016 were $23 million and $67 million, respectively. For 2017, 2016 and 2015, respectively, there were $(44) million, $15 million and $(25) million in interest expense related to unrecognized tax benefits.

   It is reasonably possible that the total amount of unrecognized tax benefits will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

   As of December 31, 2017, tax years 2010 and subsequent remain subject to examination by the IRS.

15)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in Net income (loss). The balances for the past three years follow:

                                                 DECEMBER 31,
                                              ------------------
                                               2017  2016   2015
                                              -----  ----  -----
                                                 (IN MILLIONS)
Unrealized gains (losses) on investments..... $ 617  $ 54  $ 248
Foreign currency translation adjustments.....   (36)  (77)   (59)
Defined benefit pension plans................   (51)  (46)   (43)
                                              -----  ----  -----
Total accumulated other comprehensive income
  (loss).....................................   530   (69)   146
                                              -----  ----  -----
Less: Accumulated other comprehensive
  (income) loss attributable to
  noncontrolling interest....................    68    86     69
                                              -----  ----  -----
Accumulated Other Comprehensive Income
  (Loss) Attributable to AXA Equitable....... $ 598  $ 17  $ 215
                                              =====  ====  =====

   The components of OCI for the past three years, net of tax, follow:

                                                 2017   2016    2015
                                                -----  -----  -------
                                                    (IN MILLIONS)
Foreign currency translation adjustments:
  Foreign currency translation gains
   (losses) arising during the period.......... $  41  $ (18) $   (25)
  (Gains) losses reclassified into net
   income (loss) during the period.............    --     --       --
                                                -----  -----  -------
  Foreign currency translation adjustment......    41    (18)     (25)
                                                -----  -----  -------
Change in net unrealized gains (losses) on
  investments:
  Net unrealized gains (losses) arising
   during the year.............................   741   (160)  (1,020)
  (Gains) losses reclassified into net
   income (loss) during the year/(1)/..........     8      2       12
                                                -----  -----  -------
Net unrealized gains (losses) on investments...   749   (158)  (1,008)
Adjustments for policyholders' liabilities,
  DAC, insurance liability loss recognition
  and other....................................  (186)   (36)     176
                                                -----  -----  -------
Change in unrealized gains (losses), net of
  adjustments (net of deferred income tax
  expense (benefit) of $(244) million, $(97)
  million, and $(454) million).................   563   (194)    (832)
                                                -----  -----  -------
Change in defined benefit plans:
  Net gain (loss) arising during the year......    --     --       --
  Prior service cost arising during the year...    --     --       --
   Less: reclassification adjustments to net
     income (loss) for:/(2)/...................
     Amortization of net (gains) losses
       included in net periodic cost...........    (5)    (3)      (4)
     Amortization of net prior service
       credit included in net periodic cost....    --     --       --
                                                -----  -----  -------
Change in defined benefit plans (net of
  deferred income tax expense (benefit) of
  $(2), $(2) and $(2)).........................    (5)    (3)      (4)
                                                -----  -----  -------
Total other comprehensive income (loss), net
  of income taxes..............................   599   (215)     861
Less: Other comprehensive (income) loss
  attributable to noncontrolling interest......   (18)    17       15
                                                -----  -----  -------
Other Comprehensive Income (Loss)
  Attributable to AXA Equitable................ $ 581  $(198) $  (846)
                                                =====  =====  =======

  /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(5) million, $(1) million and $(6) million for 2017, 2016 and 2015, respectively.

  /(2)/These AOCI components are included in the computation of net periodic costs (see "Employee Benefit Plans" in Note 12). Reclassification amounts presented net of income tax expense (benefit) of $2 million, $2 million and $2 million for 2017, 2016 and 2015, respectively.

   Investment gains and losses reclassified from AOCI to net income (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of income (loss). Amounts reclassified from AOCI to net income (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefit expenses in the consolidated statements of income (loss). Amounts presented in the table above are net of tax.

16)COMMITMENTS AND CONTINGENT LIABILITIES

   LITIGATION

   Litigation, regulatory and other loss contingencies arise in the ordinary course of the Company's activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, the use of captive reinsurers, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters.

   As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

   The outcome of a litigation or regulatory matter is difficult to predict and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

   For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2017, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date, to be up to approximately
   $90 million.

   For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

   In July 2011, a derivative action was filed in the United States District Court for the District of New Jersey entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("Sivolella Litigation") and a substantially similar action was filed in January 2013 entitled Sanford ET AL. v. AXA Equitable FMG ("Sanford Litigation"). These lawsuits were filed on behalf of a total of twelve mutual funds and, among other things, seek recovery under (i) Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and AXA Equitable FMG for investment management services and administrative services and
   (ii) a variety of other theories including unjust enrichment. The Sivolella Litigation and the Sanford Litigation were consolidated and a 25-day trial commenced in January 2016 and concluded in February 2016. In August 2016, the District Court issued its decision in favor of AXA Equitable and AXA Equitable FMG, finding that the plaintiffs had failed to meet their burden to demonstrate that AXA Equitable and AXA Equitable FMG breached their fiduciary duty in violation of Section 36(b) of the Investment Company Act or show any actual damages. In September 2016, the plaintiffs filed a motion to amend the District Court's trial opinion and to amend or make new findings of fact and/or conclusions of law. In December 2016, the District Court issued an order denying the motion to amend and plaintiffs filed a notice to appeal the District Court's decision to the U.S. Court of Appeals for the Third Circuit. We are vigorously defending this matter.

   In April 2014, a lawsuit was filed in the United States District Court for the Southern District of New York, now entitled Ross v. AXA Equitable Life Insurance Company. The lawsuit is a putative class action on behalf of all persons and entities that, between 2011 and March 11, 2014, directly or indirectly, purchased, renewed or paid premiums on life insurance policies issued by AXA Equitable (the "Policies"). The complaint alleges that AXA Equitable did not disclose in its New York statutory annual statements or elsewhere that the collateral for certain reinsurance transactions with affiliated reinsurance companies was supported by parental guarantees, an omission that allegedly caused AXA Equitable to misrepresent its "financial condition" and "legal reserve system." The lawsuit seeks recovery under
   Section 4226 of the New York Insurance Law of all premiums paid by the class for the Policies during the relevant period. In July 2015, the Court granted AXA Equitable's motion to dismiss for lack of subject matter jurisdiction. In April 2015, a second action in the United States District Court for the Southern District of New York was filed on behalf of a putative class of variable annuity holders with "Guaranteed Benefits Insurance Riders," entitled Calvin W. Yarbrough, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. The new action covers the same class period, makes substantially the same allegations, and seeks the same relief as the Ross action. In October 2015, the Court, on its own, dismissed the Yarbrough litigation on similar grounds as the Ross litigation. In December 2015, the Second Circuit denied the plaintiffs motion to consolidate their appeals but ordered that the appeals be heard together before a single panel of judges. In February 2017, the Second Circuit affirmed the decisions of the district court in favor of AXA Equitable, and that decision is now final because the plaintiffs failed to file a further appeal.

   In November 2014, a lawsuit was filed in the Superior Court of New Jersey, Camden County entitled Arlene Shuster, on behalf of herself and all others similarly situated v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all AXA Equitable variable life insurance policyholders who allocated funds from their policy accounts to investments in AXA Equitable's Separate Accounts, which were subsequently subjected to the volatility management strategy and who suffered injury as a result thereof. The action asserts that AXA Equitable breached its variable life insurance contracts by implementing the volatility management strategy. In February 2016, the Court dismissed the complaint. In March 2016, the plaintiff filed a notice of appeal. In August 2015, another lawsuit was filed in Connecticut Superior Court, Judicial Division of New Haven entitled Richard T. O'Donnell, on behalf of himself and all others similarly situated
   v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all persons who purchased variable annuities from AXA Equitable, which were subsequently subjected to the volatility management strategy and who suffered injury as a result thereof. Plaintiff asserts a claim for breach of contract alleging that AXA Equitable implemented the volatility management strategy in violation of applicable law. In November 2015, the Connecticut Federal District Court transferred this action to the United States District Court for the Southern District of New York. In March 2017, the Southern District of New York granted AXA Equitable's motion to dismiss the complaint. In April 2017, the plaintiff filed a notice of appeal. In April 2018, the appellate court reversed the trial court's decision and remanded the case back to Connecticut state court. We are vigorously defending these matters.

   In February 2016, a lawsuit was filed in the United States District Court for the Southern District of New York entitled Brach Family Foundation, Inc.
   v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action brought on behalf of all owners of universal life ("UL") policies subject to AXA Equitable's COI increase. In early 2016, AXA Equitable raised COI rates for certain UL policies issued between 2004 and 2007, which had both issue ages 70 and above and a current face value amount of $1 million and above. The current complaint alleges a claim for breach of contract and a claim that AXA Equitable made misrepresentations in violation of
   Section 4226 of the New York Insurance Law ("Section 4226"). Plaintiff seeks
   (a) with respect to its breach of contract claim, compensatory damages, costs, and, pre- and post-judgment interest, and (b) with respect to its claim concerning Section 4226, a penalty in the amount of premiums paid by the plaintiff and the putative class. AXA Equitable's response to the complaint was filed in February 2017. Additionally, a separate putative class action and seven individual actions challenging the COI increase have been filed against AXA Equitable in Federal or State courts. Within that group, all of the outstanding Federal actions (the second putative class action and three individual actions) have been transferred to the Federal court where the Brach Family Foundation, Inc. litigation is pending. In October 2017, the Brach court entered an order consolidating the Brach class action and the other putative class action for all purposes and has also ordered that the three individual actions be consolidated with the Brach litigation for the purposes of coordinating pre-trial activities. We are in various stages of motion practice in each of these matters and are vigorously defending them.

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2018 and the four successive years are $214 million, $207 million, $177 million, $169 million, $156 million and $334 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2018 and the four successive years is $56 million, $58 million, $41 million, $40 million, $37 million and $60 million thereafter.

   Rent expense, which is amortized on a straight-line basis over the life of the lease, was $142.9 million, $140.2 million, $137.7 million, respectively, for the years ended December 31, 2017, 2016 and 2015, net of sublease income of $16.4 million, $15.8 million, $5.2 million, respectively, for the years ended December 31, 2017, 2016 and 2015.

   Obligations under Funding Agreements

   Entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLBNY stock and the pledge of assets as collateral, AXA Equitable has purchased FHLBNY stock of $144 million and pledged collateral with a carrying value of $4,510 million, as of December 31, 2017. AXA Equitable issues short-term funding agreements to the FHLBNY and uses the funds for asset liability and cash management purposes. AXA Equitable issues long term funding agreements to the FHLBNY and uses the funds for spread lending purposes. Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. For other instruments used for asset/liability and cash management purposes, see "Derivative and offsetting assets and liabilities" included in Note 3. The table below summarizes AXA Equitable's activity of funding agreements with the FHLBNY.

                                               OUTSTANDING                                           REPAID
                                              BALANCE AT END      MATURITY OF        ISSUED DURING DURING THE
                                                 OF YEAR       OUTSTANDING BALANCE     THE YEAR       YEAR
                                              --------------- ---------------------- ------------- ----------
                                                                       (IN MILLIONS)
DECEMBER 31, 2017:
Short-term FHLBNY funding agreements.........             500 less than one month            6,000      6,000
Long-term FHLBNY funding agreements..........           1,244 less than 4 years                324
                                                          377 Less than 5 years                303
                                                          879 great than five years            135
                                              ---------------                        ------------- ----------
Total long-term funding agreements...........           2,500                                  762         --
                                              ---------------                        ------------- ----------
Total FHLBNY funding agreements at
  December 31, 2017/(1)/.....................           3,000                                6,762      6,000
                                              ===============                        ============= ==========
December 31, 2016:
Short-term FHLBNY funding agreements......... $           500 less than one month    $       6,000 $    6,000
Long-term FHLBNY funding agreements.......... $            58 less than 4 years      $          58 $       --
                                              $           862 Less than 5 years      $         862 $       --
                                              $           818 great than five years  $         818 $       --
                                              ---------------                        ------------- ----------
Total long-term funding agreements........... $         1,738                        $       1,738 $       --
                                              ---------------                        ------------- ----------
Total FHLBNY funding agreements at
  December 31, 2016.......................... $         2,238                        $       7,738 $    6,000
                                              ===============                        ============= ==========

  /(1)/The $14 million difference between the funding agreements carrying value shown in fair value table for 2017 reflects the remaining amortization of a hedge implemented and closed, which locked in the funding agreements borrowing rates.

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2017, 2016 and 2015, respectively, AXA Equitable recorded $29 million, $21 million and $3 million pre-tax charges related to severance and lease costs. The amounts recorded in 2015 included pre-tax charges of $25 million, respectively, related to the reduction in office space in the Company's 1290 Avenue of the Americas, New York, NY headquarters. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                              DECEMBER 31,
                                              ------------
                                               2017   2016
                                              -----  -----
                                              (IN MILLIONS)
SEVERANCE
Balance, beginning of year................... $  22  $  11
Additions....................................    17     20
Cash payments................................   (14)    (9)
Other reductions.............................    (2)    --
                                              -----  -----
Balance, end of Year......................... $  23  $  22
                                              =====  =====

                                               DECEMBER 31,
                                              --------------
                                               2017    2016
                                              ------  ------
                                               (IN MILLIONS)
LEASES
Balance, beginning of year................... $  170  $  190
Expense incurred.............................     29      12
Deferred rent................................     10       5
Payments made................................    (48)    (42)
Interest accretion...........................      4       5
                                              ------  ------
Balance, end of year......................... $  165  $  170
                                              ======  ======

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2017, these arrangements include commitments by the Company to provide equity financing of $715 million (including $193 million with affiliates and $22 million on consolidated VIEs) to certain limited partnerships and real estate joint ventures under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2017. The Company had $636 million of commitments under existing mortgage loan agreements at December 31, 2017.

   AB maintains a guarantee in connection with the AB Credit Facility. If SCB LLC is unable to meet its obligations, AB will pay the obligations when due or on demand. In addition, AB maintains guarantees totaling $375 million for the three of SCB LLC's four uncommitted lines of credit.

   AB maintains a guarantee with a commercial bank, under which it guarantees the obligations in the ordinary course of business of SCB LLC, Sanford C. Bernstein Limited ("SCBL") and AllianceBernstein Holdings (Cayman) Ltd. ("AB Cayman"). AB also maintains three additional guarantees with other commercial banks under which it guarantees approximately $410 million of obligations for SCBL. In the event that SCB LLC, SCBL or AB Cayman is unable to meet its obligations, AB will pay the obligations when due or on demand.

   During 2010, as general partner of the AB U.S. Real Estate L.P. (the "Real Estate Fund"), AB committed to invest $25 million in the Real Estate
   Fund. As of December 31, 2017, AB had funded $22 million of this commitment. As general partner of the AB U.S. Real Estate II L.P. ("Real Estate Fund II"), AB committed to invest $28 million in Real Estate Fund II. As of December 31, 2017, AB funded $10 million of this commitment

   During 2012, AB entered into an investment agreement under which it committed to invest up to $8 million in an oil and gas fund over a three-year period. As of December 31, 2017, AB had funded $6 million of this commitment.

   AB has not been required to perform under any of the above agreements and currently have no liability in connection with these agreements.

17)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under New York Insurance law, a domestic life insurer may not, without prior approval of the NYDFS, pay a dividend to its shareholders exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than approximately $1,242 million during 2018. Payment of dividends exceeding this amount requires the insurer to file a notice of its intent to declare such dividends with the NYDFS who then has 30 days to disapprove the distribution. For 2017, 2016 and 2015, respectively, AXA Equitable's statutory net income (loss) totaled $894 million, $679 million and $2,038 million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $7,988 million and $5,278 million at December 31, 2017 and 2016, respectively. In 2017, AXA Equitable did not pay shareholder dividends and in 2016, AXA Equitable paid $1,050 million in shareholder dividends. In 2015, AXA Equitable paid $767 million in shareholder dividends and transferred approximately 10.0 million in Units of AB (fair value of $245 million) in the form of a dividend to AEFS.

   At December 31, 2017, AXA Equitable, in accordance with various government and state regulations, had $61 million of securities on deposit with such government or state agencies.

   In 2015, AXA Equitable repaid $200 million of third party surplus notes at maturity.

   At December 31, 2017 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2017.

   The Company cedes a portion of their statutory reserves to AXA RE Arizona, a captive reinsurer, as part of the Company's capital management strategy. AXA RE Arizona prepares financial statements in a special purpose framework for statutory reporting.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AB and AB Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (h) computer software development costs are capitalized under GAAP but expensed under SAP; (i) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under GAAP, (j) the fair valuing of all acquired assets and liabilities including intangible assets are required for GAAP purchase accounting and
   (k) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under GAAP.

18)BUSINESS SEGMENT INFORMATION

   The Company has four reportable segments: Individual Retirement, Group Retirement, Investment Management and Research and Protection Solutions.

   The Company changed its segment presentation in the fourth quarter 2017. The segment disclosures are based on the intention to provide the users of the financial statements with a view of the business from the Company's perspective. As a result, the Company determined that it is more useful for a user of the financial statements to assess the historical performance on the basis which management currently evaluates the business. The reportable segments are based on the nature of the business activities, as they exist as of the initial filing date.

   These segments reflect the manner by which the Company's chief operating decision maker views and manages the business. A brief description of these segments follows:

      . The Individual Retirement segment offers a diverse suite of variable annuity products which are primarily sold to affluent and high net worth individuals saving for retirement or seeking retirement income.

      . The Group Retirement segment offers tax-deferred investment and retirement plans to be sponsored by educational entities, municipalities and not-for-profit entities as well as small and medium-sized businesses.

      . The Investment Management and Research segment provides diversified investment management, research and related solutions globally to a broad range of clients through three main client channels-Institutional, Retail and Private Wealth Management-and distributes its institutional research products and solutions through Bernstein Research Services.

      . The Protection Solutions segment includes our life insurance and group employee benefits businesses. Our life insurance business offers a variety of variable universal life, universal life and term life products to help affluent and high net worth individuals, as well as small and medium-sized business owners, with their wealth protection, wealth transfer and corporate needs. Our group employee benefits business offers a suite of dental, vision, life, and short- and long-term disability and other insurance products to small and medium-size businesses across the United States.

   MEASUREMENT

   Operating earnings (loss) is the financial measure which primarily focuses on the Company's segments' results of operations as well as the underlying profitability of the Company's core business. By excluding items that can be distortive and unpredictable such as investment gains (losses) and investment income (loss) from derivative instruments, the Company believes operating earnings (loss) by segment enhances the understanding of the Company's underlying drivers of profitability and trends in the Company's segments. Operating earnings is calculated by adjusting each segment's Net income (loss) attributable to AXA Equitable for the following items:

      . Adjustments related to GMxB features include changes in the fair value of the derivatives we use to hedge our GMxB features within our variable annuity products, the effect of benefit ratio unlock adjustments and changes in the fair value of the embedded derivatives of our GMxB riders reflected within variable annuity products net derivative result;

      . Investment (gains) losses, which includes other-than-temporary impairments of securities, sales or disposals of securities/investments, realized capital gains/losses, and valuation allowances;

      . Derivative (gains) losses from certain derivative instruments, which includes net derivative (gains) losses, excluding derivative instruments used to hedge risks associated with interest margins on interest sensitive life and annuity contracts, replicate credit exposure of fixed maturity securities, replicate a dollar-denominated fixed-coupon cash bonds, Separate Account fee hedges, and freestanding and embedded derivatives associated with products with GMxB features;

      . Net actuarial (gains) losses, which includes actuarial gains and losses as a result of differences between actual and expected experience on pension plan assets or projected benefit obligation during a given period related to pension and other postretirement benefit obligations;

      . Other adjustments including restructuring costs related to severance, lease write-offs related to non-recurring restructuring activities and write-downs of goodwill; and

      . Income tax expense (benefit) related to above adjustments and non-recurring tax items.

   All of the Company's premiums, UL and investment-type product policy fees and other revenues originated in the United States. Income (loss) from operations, before income taxes included $139 million, $109 million and $111 million generated outside of the United States in 2017, 2016 and 2015, respectively, primarily attributable to our Investment Management and Research Segment.

   Revenues derived from any customer did not exceed 10% of revenues for the years ended December 31, 2017, 2016 and 2015.

   The table below presents operating earnings (loss) by segment and Corporate and Other and a reconciliation to Net income (loss) attributable to AXA Equitable for the years ended December 31, 2017, 2016 and 2015, respectively:

                                                 YEAR ENDED DECEMBER 31,
                                              ----------------------------
                                                2017      2016      2015
                                              --------  --------  --------
                                                      (IN MILLIONS)
Net income (loss) attributable to AXA
  Equitable.................................. $  2,860  $    210  $    662
Adjustments related to:
  GMxB features..............................      282     1,511       818
  Investment (gains) losses..................      125       (16)       20
  Investment income (loss) from certain
   derivative instruments....................       18         6      (104)
  Net actuarial (gains) losses related to
   pension and other postretirement benefit
   obligations...............................      132       135       137
  Other adjustments..........................       49        15       (11)
  Income tax expense (benefit) related to
   above adjustments.........................     (183)     (566)     (279)
  Non-recurring tax items....................   (1,538)       22       (78)
                                              --------  --------  --------
Non-GAAP Operating Earnings.................. $  1,745  $  1,317  $  1,165
                                              ========  ========  ========
Operating earnings (loss) by segment:
  Individual Retirement...................... $  1,230  $  1,026  $    911
  Group Retirement...........................      287       173       166
  Investment Management and Research.........      139       108       136
  Protection Solutions.......................      210       105       108
  Corporate and Other/(1)/...................     (121)      (95)     (156)

  /(1)/Includes interest expense of $23 million, $13 million and $19 million, in 2017, 2016 and 2015, respectively.

   Segment revenues is a measure of the Company's revenue by segment as adjusted to exclude certain items. The following table reconciles segment revenues to Total revenues by excluding the following items:

      . Adjustment related to our GMxB business which includes: changes in the fair value of the derivatives we use to hedge our GMxB riders within our variable annuities, and changes in the fair value of the embedded derivatives of our GMxB riders reflected within variable annuity net derivative result;

      . Investment gains (losses), which include other-than-temporary impairments of securities, sales or disposals of securities/investments, realized capital gains/losses, and valuation allowances; and

      . Investment income (loss) from certain derivative instruments, which includes net derivative gains (losses), excluding derivative instruments used to hedge risks associated with interest margins on interest sensitive life and annuity contracts, separate account fee hedges, and freestanding and embedded derivatives associated with products with GMxB features.

   The table below presents Segment revenues for the years ended December 31, 2017, 2016 and 2015.

                                                 YEAR ENDED DECEMBER 31,
                                              -----------------------------
                                                 2017      2016      2015
                                              ---------  --------  --------
                                                      (IN MILLIONS)
Segment revenues:
  Individual Retirement/(1)/................. $   3,788  $  3,239  $  2,548
  Group Retirement/(1)/......................       972       822       806
  Investment Management and Research/(2)/....     3,214     2,931     3,015
  Protection Solutions/(1)/..................     2,417     2,544     2,451
  Corporate and Other/(1)/...................       907       935       913
Adjustments related to:
  GMxB features..............................       381    (1,500)     (818)
  Investment gains (losses)..................      (125)       16       (20)
  Investment income (loss) from certain
   derivative instruments....................       (18)       (6)      104
  Other adjustments to segment revenues......       197       157       (38)
                                              ---------  --------  --------
  Total revenues............................. $  11,733  $  9,138  $  8,961
                                              =========  ========  ========

  /(1)/Includes investment expenses charged by AB of approximately $52 million, $50 million, and $45 million for 2017, 2016 and 2015, respectively, for services provided to the Company.

  /(2)/Inter-segment investment management and other fees of approximately
       $81 million, $77 million, and $73 million for 2017, 2016 and 2015, respectively, are included in segment revenues of the Investment Management and Research segment.

   The table below presents Total assets by segment as of December 31, 2017 and 2016:

                                                  DECEMBER 31,
                                              ---------------------
                                                 2017       2016
                                              ---------- ----------
                                                  (IN MILLIONS)
Total assets by segment:
  Individual Retirement...................... $  120,612 $  106,249
  Group Retirement...........................     40,472     33,300
  Investment Management and Research.........     10,079      9,533
  Protection Solutions.......................     34,328     32,310
  Corporate and Other........................     20,494     23,164
                                              ---------- ----------
   Total assets.............................. $  225,985 $  204,556
                                              ========== ==========

19)QUARTERLY INTERIM FINANCIAL INFORMATION (UNAUDITED)

   Management identified errors in its previously issued financial statements. These errors primarily relate to errors in the calculation of policyholders' benefit reserves for the Company's life products and the calculation of DAC amortization for certain variable and interest sensitive life products. Based upon quantitative and qualitative factors, management determined that the impact of the errors was not material to the consolidated financial statements as of and for the three months ended September 30, 2017, June 30, 2017, March 31, 2017, September 30, 2016, June 30, 2016, and March 31, 2016.
   In order to improve the consistency and comparability of the financial statements, management voluntarily revised the consolidated statements of income (loss) for the quarters ended 2017 and 2016. The impacts of the revisions and change in accounting principle to the quarterly results of operations for 2017 and 2016 are summarized in the tables below.

                                                              THREE MONTHS ENDED
                                              -------------------------------------------------
                                               MARCH 31    JUNE 30   SEPTEMBER 30  DECEMBER 31
                                              ----------  ---------- ------------ -------------
                                                                (IN MILLIONS)
2017
Total Revenues............................... $    2,314  $    4,548  $     2,429 $       2,442
                                              ==========  ==========  =========== =============
Total benefits and other deductions.......... $    2,489  $    2,514  $     2,409 $       2,066
                                              ==========  ==========  =========== =============
Net income (loss)............................ $      (54) $    1,615  $       121 $       1,712
                                              ==========  ==========  =========== =============

2016
Total Revenues............................... $    3,901  $    3,297  $     2,153 $        (213)
                                              ==========  ==========  =========== =============
Total benefits and other deductions.......... $    2,441  $    2,424  $     2,013 $       1,638
                                              ==========  ==========  =========== =============
Net income (loss)............................ $    1,075  $      600  $       175 $      (1,144)
                                              ==========  ==========  =========== =============

                                                                         AS REVISED   IMPACT OF
                                              AS PREVIOUSLY  IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                REPORTED     REVISIONS     HEREIN       CHANGE     AS REVISED
                                              -------------  ---------  ------------  ----------  -----------
                                                                       (IN MILLIONS)
THREE MONTHS ENDED SEPTEMBER 30, 2017
Total Revenues...............................  $      2,520  $     (91)  $     2,429  $       --  $     2,429
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      2,581  $    (172)  $     2,409  $       --  $     2,409
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $         66  $      55   $       121  $       --  $       121
                                               ============  =========   ===========  ==========  ===========
THREE MONTHS ENDED JUNE 30, 2017
Total Revenues...............................  $      4,488  $    (138)  $     4,350  $      198  $     4,548
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      2,691  $     (45)  $     2,646  $     (132) $     2,514
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $      1,459  $     (59)  $     1,400  $      215  $     1,615
                                               ============  =========   ===========  ==========  ===========
THREE MONTHS ENDED MARCH 31, 2017
Total Revenues...............................  $      1,989  $     (67)  $     1,922  $      392  $     2,314
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      2,562  $    (143)  $     2,419  $       70  $     2,489
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $       (313) $      50   $      (263) $      209  $       (54)
                                               ============  =========   ===========  ==========  ===========
THREE MONTHS ENDED DECEMBER 31, 2016
Total Revenues...............................  $     (1,942) $      75   $    (1,867) $    1,654  $      (213)
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      1,627  $      73   $     1,700  $      (62) $     1,638
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $     (2,259) $      --   $    (2,259) $    1,115  $    (1,144)
                                               ============  =========   ===========  ==========  ===========

                                                                        AS REVISED   IMPACT OF
                                              AS PREVIOUSLY IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                REPORTED    REVISIONS     HEREIN       CHANGE    AS REVISED
                                              ------------- ---------  ------------ -----------  ----------
                                                                      (IN MILLIONS)

Three Months Ended September 30, 2016
Total Revenues...............................    $    2,006  $     (8)   $    1,998 $       155  $    2,153
                                                 ==========  ========    ========== ===========  ==========
Total benefits and other deductions..........    $    2,036  $    (22)   $    2,014 $        (1) $    2,013
                                                 ==========  ========    ========== ===========  ==========
Net income (loss)............................    $       22  $     51    $       73 $       102  $      175
                                                 ==========  ========    ========== ===========  ==========
Three Months Ended June 30, 2016
Total Revenues...............................    $    4,157  $     12    $    4,169 $      (872) $    3,297
                                                 ==========  ========    ========== ===========  ==========
Total benefits and other deductions..........    $    2,581  $     (5)   $    2,576 $      (152) $    2,424
                                                 ==========  ========    ========== ===========  ==========
Net income (loss)............................    $    1,061  $      7    $    1,068 $      (468) $      600
                                                 ==========  ========    ========== ===========  ==========
Three Months Ended March 31, 2016
Total Revenues...............................    $    4,927  $    110    $    5,037 $    (1,136) $    3,901
                                                 ==========  ========    ========== ===========  ==========
Total benefits and other deductions..........    $    2,473  $     67    $    2,540 $       (99) $    2,441
                                                 ==========  ========    ========== ===========  ==========
Net income (loss)............................    $    1,720  $     29    $    1,749 $      (674) $    1,075
                                                 ==========  ========    ========== ===========  ==========

   The impact of these errors to the consolidated financial statements for the three and nine months ended September 30, 2017, the three and six months ended June 30, 2017 and the three months ended March 31, 2017 was not considered to be material, either individually or in the aggregate. In order to improve the consistency and comparability of the financial statements, management has voluntarily revised the consolidated statements of income
   (loss), statements of comprehensive income (loss), statements of equity and statements of cash flow for each of these periods. The effects of the adjustments on the Company's financial statements are summarized in the tables that follow.

   The following tables present line items for September 30, 2017 financial information that has been affected by the revisions. This information has been corrected from the information previously presented in the Q3 2017 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the revisions and the amounts as currently revised.

                                                  AS
                                              PREVIOUSLY IMPACT OF
                                               REPORTED  REVISIONS  AS REVISED
                                              ---------- ---------  ----------
                                                       (IN MILLIONS)
AS OF SEPTEMBER 30, 2017
ASSETS:
  DAC........................................      4,550       353       4,903
  Amounts due from reinsurers................      5,016       (12)      5,004
  Guaranteed minimum income benefit
   reinsurance asset, at fair value..........     10,933       (33)     10,900
  Other Assets...............................      4,258        18       4,276
                                                            ------
   Total Assets.............................. $  219,069    $  326  $  219,395
                                                            ------
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................     29,423        29      29,452
  Current and deferred taxes.................      3,148       117       3,265
                                                            ------
   Total Liabilities.........................    202,669       146     202,815
                                                            ------
EQUITY:
  Retained Earnings..........................      7,265       211       7,476
  Accumulated other comprehensive income
   (loss)....................................        362       (31)        331
  AXA Equitable Equity.......................     12,990       180      13,170
  Equity.....................................     15,959       180      16,139
                                                            ------
Total Liabilities and Equity................. $  219,069    $  326  $  219,395
                                                            ======

                                               AS PREVIOUSLY  IMPACT OF
                                                 REPORTED     REVISIONS   AS REVISED
                                               -------------  ---------  -----------
                                                           (IN MILLIONS)
THREE MONTHS ENDED SEPTEMBER 30, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $         914  $      (7) $       907
   Premiums...................................           204          4          208
   Net derivative gains (losses)..............          (318)       (88)        (406)
                                                              ---------
     Total revenues...........................         2,520        (91)       2,429
                                                              ---------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................           995        (88)         907
   Interest credited to policyholders'
     account balances.........................           350       (105)         245
   Amortization of deferred policy
     acquisition costs, net...................           (33)        21          (12)
                                                              ---------
     Total benefits and other deductions......         2,581       (172)       2,409
                                                              ---------
  Income (loss) from operations, before
   income taxes...............................           (61)        81           20
  Income tax (expense) benefit................           127        (26)         101
                                                              ---------
  Net income (loss)...........................            66         55          121
  Net income (loss) attributable to AXA
   Equitable.................................. $         (56) $      55  $        (1)
                                                              =========
  STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
   Net income (loss).......................... $          66  $      55  $       121
   Change in unrealized gains (losses), net
     of reclassification adjustment...........           (55)       (24)         (79)
   Other comprehensive income.................           (52)       (24)         (76)
                                                              ---------
   Comprehensive income (loss)................            14         31           45
                                                              ---------
   Comprehensive income (loss) attributable
     to AXA Equitable......................... $        (140) $      31  $      (109)
                                                              =========

                                               AS PREVIOUSLY   IMPACT OF
                                                 REPORTED      REVISIONS   AS REVISED
                                               -------------  ----------  -----------
                                                            (IN MILLIONS)
NINE MONTHS ENDED SEPTEMBER 30, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $       2,626  $      (21) $     2,605
   Premiums...................................           645          20          665
   Net derivative gains (losses)..............         1,376        (384)         992
                                                              ----------
     Total revenues...........................         9,673        (385)       9,288
                                                              ----------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................         3,308         (62)       3,246
   Interest credited to policyholders'
     account balances.........................         1,008        (279)         729
   Amortization of deferred policy
     acquisition costs, net...................            15         (47)         (32)
                                                              ----------
     Total benefits and other deductions......         7,800        (388)       7,412
                                                              ----------
  Income (loss) from operations, before
   income taxes...............................         1,873           3        1,876
  Income tax (expense) benefit................          (196)         (1)        (197)
                                                              ----------
  Net income (loss)...........................         1,677           2        1,679
  Net income (loss) attributable to AXA
   Equitable.................................. $       1,324  $        2  $     1,326
                                                              ==========
  STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
   Net income (loss).......................... $       1,677  $        2  $     1,679
   Change in unrealized gains (losses), net
     of reclassification adjustment...........           362         (47)         315
   Other comprehensive income.................           380         (47)         333
                                                              ----------
   Comprehensive income (loss)................         2,057         (45)       2,012
                                                              ----------
   Comprehensive income (loss) attributable
     to AXA Equitable......................... $       1,685  $      (45) $     1,640
                                                              ==========

                                               AS PREVIOUSLY  IMPACT OF
                                                 REPORTED     REVISIONS   AS REVISED
                                               -------------  ---------  -----------
                                                           (IN MILLIONS)
NINE MONTHS ENDED SEPTEMBER 30, 2017
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year........ $       5,941  $     209  $     6,150
  Net income (loss)...........................         1,324          2        1,326
  Retained earnings, end of period............         7,265        211        7,476
  Accumulated other comprehensive income,
   beginning of year..........................             1         16           17
  Other comprehensive income (loss)...........           361        (47)         314
  Accumulated other comprehensive income,
   end of period..............................           362        (31)         331
                                                              ---------
  Total AXA Equitable's equity, end of period.        12,990        180       13,170
                                                              ---------
     TOTAL EQUITY, END OF PERIOD.............. $      15,959  $     180  $    16,139
                                                              =========

                                               AS PREVIOUSLY  IMPACT OF
                                                 REPORTED     REVISIONS   AS REVISED
                                               -------------  ---------  -----------
                                                           (IN MILLIONS)
NINE MONTHS ENDED SEPTEMBER 30, 2017
STATEMENTS OF CASH FLOWS:
CASH FLOW FROM OPERATING ACTIVITIES:
  Net income (loss)........................... $       1,677  $       2  $     1,679
  Policy charges and fee income...............        (2,626)        21       (2,605)
  Interest credited to policyholders'
   account balances...........................         1,008       (279)         729
  Net derivative (gains) loss.................        (1,376)       384         (992)
Changes in:
  Deferred Policy Acquisition costs...........            15        (47)         (32)
  Future policy benefits......................         1,289        (81)       1,208
                                                              ---------
NET CASH PROVIDED BY (USED IN) OPERATING
ACTIVITIES                                     $         994  $      --  $       994
                                                              =========

   The following tables present line items for June 30, 2017 financial information that has been affected by the revisions and the change in accounting principle. This information has been corrected from the information previously presented in the Q2 2017 Form 10-Q. For these items, the tables detail the amounts as previously reported, the impact upon those line items due to the revisions, as revised after the revisions, the impacts of the change in accounting principle and the amounts as currently revised.

                                                                         AS REVISED  IMPACT OF
                                              AS PREVIOUSLY  IMPACT OF  AND ADJUSTED ACCOUNTING
                                                REPORTED     REVISIONS     HEREIN      CHANGE    AS REVISED
                                              ------------- ----------  ------------ ----------  -----------
                                                                      (IN MILLIONS)
AS OF JUNE 30, 2017
ASSETS:
  Other equity investments...................   $     1,477 $      (21)  $     1,456 $       --  $     1,456
  Other invested assets......................         2,622         32         2,654         --        2,654
                                                            ----------               ----------
  Total investments..........................        62,111         11        62,122         --       62,122
  DAC........................................         4,141        247         4,388        525        4,913
  Amounts due from reinsurers................         4,870         19         4,889         --        4,889
  Guaranteed minimum income benefit
   reinsurance contract asset, at fair value.        11,290        (30)       11,260         --       11,260
                                                            ----------               ----------
   Total Assets..............................   $   214,941 $      247   $   215,188 $      525  $   215,713
                                                            ----------               ----------
LIABILITIES:
  Policyholders' account balance.............   $    41,531 $      (15)  $    41,516 $       --  $    41,516
  Future policyholders' benefits and other
   policyholders' liabilities................        26,799         79        26,878      2,801       29,679
  Current and deferred taxes.................         4,000         65         4,065       (798)       3,267
  Other liabilities..........................         2,531         (9)        2,522         --        2,522
                                                            ----------               ----------
   Total Liabilities.........................       196,972        120       197,092      2,003      199,095
                                                            ----------               ----------

                                                                           AS REVISED    IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED   ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN        CHANGE     AS REVISED
                                               -------------  ----------  ------------  -----------  -----------
                                                                         (IN MILLIONS)
EQUITY:
  Retained Earnings...........................   $     8,779  $      150   $     8,929  $    (1,450) $     7,479
  Accumulated other comprehensive income
   (loss).....................................           493         (34)          459          (28)         431
                                                              ----------                -----------
  AXA Equitable Equity........................        14,635         116        14,751       (1,478)      13,273
  Noncontrolling interest.....................         2,973          11         2,984           --        2,984
                                                              ----------                -----------
  Equity......................................        17,608         127        17,735       (1,478)      16,257
                                                              ==========                ===========
Total Liabilities and Equity..................   $   214,941  $      247   $   215,188  $       525  $   215,713
                                                              ==========                ===========

                                                                           AS REVISED    IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED   ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN        CHANGE     AS REVISED
                                               -------------  ----------  ------------  -----------  -----------
                                                                         (IN MILLIONS)
THREE MONTHS ENDED JUNE 30, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income..............   $       865  $       50   $       915  $       (68) $       847
   Premiums...................................           216           9           225           --          225
   Net derivative gains (losses)..............         1,693        (197)        1,496          266        1,762
                                                              ----------                -----------
     Total revenues...........................         4,488        (138)        4,350          198        4,548
                                                              ----------                -----------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................         1,452          46         1,498         (134)       1,364
   Amortization of deferred policy
     acquisition costs, net...................           (82)         31           (51)           2          (49)
   Interest credited to policyholders'
     account balances.........................           321        (116)          205           --          205
   Other operating costs and expenses.........           155          (6)          149           --          149
                                                              ----------                -----------
     Total benefits and other deductions......         2,691         (45)        2,646         (132)       2,514
                                                              ----------                -----------
Income (loss) from operations, before income
  taxes.......................................         1,797         (93)        1,704          330        2,034
Income tax (expense) benefit..................          (338)         34          (304)        (115)        (419)
                                                              ----------                -----------
Net income (loss).............................         1,459         (59)        1,400          215        1,615
Net income (loss) attributable to AXA
  Equitable...................................   $     1,346  $      (59)  $     1,287  $       215  $     1,502
                                                              ==========                ===========
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
  Net income (loss)...........................   $     1,459  $      (59)  $     1,400  $       215  $     1,615
  Change in unrealized gains (losses), net
   of reclassification adjustment.............           314         (29)          285            8          293
  Other comprehensive income..................           294         (29)          265            8          273
                                                              ----------                -----------
  Comprehensive income (loss).................         1,753         (88)        1,665          223        1,888
                                                              ----------                -----------
  Comprehensive income (loss) attributable
   to AXA Equitable...........................   $     1,660  $      (88)  $     1,572  $       223  $     1,795
                                                              ==========                ===========

                                                                           AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN       CHANGE    AS REVISED
                                               -------------  ----------  ------------  ----------  ----------
                                                                        (IN MILLIONS)
SIX MONTHS ENDED JUNE 30, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income..............     $   1,761  $       72     $   1,833    $   (135)  $   1,698
   Premiums...................................           441          16           457          --         457
   Net derivative gains (losses)..............           969        (296)          673         725       1,398
                                                              ----------                  --------
     Total revenues...........................         6,477        (208)        6,269         590       6,859
                                                              ----------                  --------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................         2,343          60         2,403         (65)      2,338
   Interest credited to policyholders'
     account balances.........................           658        (174)          484          --         484
   Amortization of deferred policy
     acquisition costs, net...................            43         (66)          (23)          3         (20)
   Other operating costs and expenses.........           539          (9)          530          --         530
                                                              ----------                  --------
     Total benefits and other deductions......         5,253        (189)        5,064         (62)      5,002
                                                              ----------                  --------
Income (loss) from operations, before income
  taxes.......................................         1,224         (19)        1,205         652       1,857
Income tax (expense) benefit..................           (78)          8           (70)       (228)       (298)
                                                              ----------                  --------
Net income (loss).............................         1,146         (11)        1,135         424       1,559
Net income (loss) attributable to AXA
  Equitable...................................     $     915  $      (11)    $     904    $    424   $   1,328
                                                              ==========                  ========
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
  Net income (loss)...........................     $   1,146  $      (11)    $   1,135    $    424   $   1,559
  Change in unrealized gains (losses), net
   of reclassification adjustment.............           458         (48)          410         (24)        386
  Other comprehensive income..................           473         (48)          425         (24)        401
                                                              ----------                  --------
  Comprehensive income (loss).................         1,619         (59)        1,560         400       1,960
                                                              ----------                  --------
  Comprehensive income (loss) attributable
   to AXA Equitable...........................     $   1,401  $      (59)    $   1,342    $    400   $   1,742
                                                              ==========                  ========

                                                                           AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN       CHANGE    AS REVISED
                                               -------------  ----------  ------------  ----------  ----------
                                                                        (IN MILLIONS)
SIX MONTHS ENDED JUNE 30, 2017
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year........     $   7,864  $      161     $   8,025    $ (1,874)  $   6,151
  Net income (loss)...........................           915         (11)          904         424       1,328
                                                              ----------                  --------
  Retained earnings, end of period............         8,779         150         8,929      (1,450)      7,479
                                                              ----------                  --------
  Accumulated other comprehensive income,
   beginning of year..........................             7          14            21          (4)         17
  Other comprehensive income (loss)...........           486         (48)          438         (24)        414
                                                              ----------                  --------

                                                                            AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF   AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS      HEREIN       CHANGE    AS REVISED
                                               -------------  -----------  ------------  ----------  ----------
                                                                         (IN MILLIONS)
  Accumulated other comprehensive income,
   end of period..............................    $      493  $       (34)   $      459   $     (28) $      431
                                                              ===========                 =========
  Total AXA Equitable's equity, end of period.        14,635          116        14,751      (1,478)     13,273
                                                              -----------                 ---------
  Noncontrolling interest, beginning of year..         3,085           11         3,096          --       3,096
                                                              -----------                 ---------
  Noncontrolling interest, end of period......         2,973           11         2,984          --       2,984
                                                              ===========                 =========
   TOTAL EQUITY, END OF PERIOD................    $   17,608  $       127    $   17,735   $  (1,478) $   16,257
                                                              ===========                 =========

                                                                            AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF   AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS      HEREIN       CHANGE    AS REVISED
                                               -------------  -----------  ------------  ----------  ----------
                                                                         (IN MILLIONS)
SIX MONTHS ENDED JUNE 30, 2017
STATEMENTS OF CASH FLOWS:
  CASH FLOW FROM OPERATING ACTIVITIES:
   Net income (loss)..........................    $    1,146  $       (11)   $    1,135   $     424  $    1,559
   Policy charges and fee income..............        (1,761)         (72)       (1,833)        135      (1,698)
   Interest credited to policyholders'
     account balances.........................           658         (174)          484          --         484
   Net derivative (gains) loss................          (969)         296          (673)       (725)     (1,398)
   Changes in:................................
   Future policy benefits.....................         1,381          (13)        1,368         (65)      1,303
   Reinsurance recoverable....................          (251)          57          (194)         --        (194)
   Deferred policy acquisition costs..........            43          (66)          (23)          3         (20)
   Current and deferred income taxes..........           (16)          (8)          (24)        228         204
   Other......................................            93           (9)           84          --          84
                                                              -----------                 ---------
Net cash provided by (used in) operating
  activities..................................    $      (75) $        --    $      (75)  $      --  $      (75)
                                                              ===========                 =========

   The following tables present line items for March 31, 2017 financial information that has been affected by the revisions and the change in accounting principle. This information has been corrected from the information previously presented in the Q1 2017 Form 10-Q. For these items, the tables detail the amounts as previously reported, the impact upon those line items due to the revisions, as revised after the revisions, the impacts of the change in accounting principle and the amounts as currently revised.

                                                                             AS REVISED    IMPACT OF
                                              AS PREVIOUSLY   IMPACT OF     AND ADJUSTED   ACCOUNTING
                                                REPORTED      REVISIONS        HEREIN        CHANGE   AS REVISED
                                              ------------- ------------  ---------------- ---------- ----------
                                                                        (IN MILLIONS)
AS OF MARCH 31, 2017
ASSETS:
  Other equity investments...................    $    1,463 $        (23) $          1,440   $     -- $    1,440
  Other invested assets......................         2,050           34             2,084         --      2,084
                                                            ------------                     --------
  Total investments..........................        60,406           11            60,417         --     60,417
  DAC........................................         4,068          367             4,435        526      4,961
  Amounts due from reinsurers................         4,639            8             4,647         --      4,647
  Guaranteed minimum income benefit
   reinsurance asset, at fair value..........         9,795            3             9,798         --      9,798
                                                            ------------                     --------
   Total Assets..............................    $  209,098 $        389  $        209,487   $    526 $  210,013
                                                            ------------                     --------

                                                                           AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN       CHANGE     AS REVISED
                                               -------------  ----------  ------------  ----------  -----------
                                                                         (IN MILLIONS)
LIABILITIES:
  Policyholders' account balance..............   $    40,308  $      (16)  $    40,292  $       --  $    40,292
  Future policyholders' benefits and other
   policyholders' liabilities.................        25,496          51        25,547       3,144       28,691
  Current and deferred taxes..................         3,523         120         3,643        (917)       2,726
  Other liabilities...........................         2,496          (3)        2,493          --        2,493
                                                              ----------                ----------
   Total Liabilities..........................       192,712         152       192,864       2,227      195,091
                                                              ----------                ----------
EQUITY:
  Retained Earnings...........................         7,411         232         7,643      (1,665)       5,978
  Accumulated other comprehensive income
   (loss).....................................           179          (6)          173         (36)         137
                                                              ----------                ----------
  AXA Equitable Equity........................        12,934         226        13,160      (1,701)      11,459
  Noncontrolling interest.....................         3,035          11         3,046          --        3,046
                                                              ----------                ----------
  Equity......................................        15,969         237        16,206      (1,701)      14,505
                                                              ==========                ==========
   Total Liabilities and Equity...............   $   209,098  $      389   $   209,487  $      526  $   210,013
                                                              ==========                ==========

                                                                           AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN       CHANGE     AS REVISED
                                               -------------  ----------  ------------  ----------  -----------
                                                                         (IN MILLIONS)
THREE MONTHS ENDED MARCH 31, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income..............   $       896  $       23   $       919  $      (67) $       852
   Premiums...................................           225           7           232          --          232
   Net derivative gains (losses)..............          (724)        (97)         (821)        459         (362)
                                                              ----------                ----------
     Total revenues...........................         1,989         (67)        1,922         392        2,314
                                                              ----------                ----------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................           891          15           906          69          975
   Interest credited to policyholders'
     account balances.........................           337         (58)          279          --          279
   Amortization of deferred policy
     acquisition costs, net...................           125         (97)           28           1           29
   Other operating costs and expenses.........           384          (3)          381          --          381
                                                              ----------                ----------
     Total benefits and other deductions......         2,562        (143)        2,419          70        2,489
                                                              ----------                ----------
Income (loss) from operations, before income
  taxes.......................................          (573)         76          (497)        322         (175)
Income tax (expense) benefit..................           260         (26)          234        (113)         121
                                                              ----------                ----------
Net income (loss).............................          (313)         50          (263)        209          (54)
Net income (loss) attributable to AXA
  Equitable...................................   $      (431) $       50   $      (381) $      209  $      (172)
                                                              ==========                ==========
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
  Net income (loss)...........................   $      (313) $       50   $      (263) $      209  $       (54)
  Change in unrealized gains (losses), net
   of reclassification adjustment.............           144         (20)          124         (32)          92
  Other comprehensive income..................           179         (20)          159         (32)         127
                                                              ----------                ----------
  Comprehensive income (loss).................          (134)         30          (104)        177           73
                                                              ----------                ----------
  Comprehensive income (loss) attributable
   to AXA Equitable...........................   $      (259) $       30   $      (229) $      177  $       (52)
                                                              ==========                ==========

                                                                              AS REVISED    IMPACT OF
                                                AS PREVIOUSLY   IMPACT OF    AND ADJUSTED   ACCOUNTING
                                                  REPORTED      REVISIONS       HEREIN        CHANGE    AS REVISED
                                               --------------  ----------  ---------------  ----------  ----------
                                                                          (IN MILLIONS)
THREE MONTHS ENDED MARCH 31, 2017
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year........ $        7,842  $      182  $         8,024  $   (1,874) $    6,150
  Net income (loss)...........................           (431)         50             (381)        209        (172)
                                                               ----------                   ----------
  Retained earnings, end of period............          7,411         232            7,643      (1,665)      5,978
                                                               ----------                   ----------
  Accumulated other comprehensive income,
   beginning of year..........................              7          14               21          (4)         17
  Other comprehensive income (loss)...........            172         (20)             152         (32)        120
                                                               ----------                   ----------
  Accumulated other comprehensive income,
   end of period..............................            179          (6)             173         (36)        137
                                                               ==========                   ==========
  Total AXA Equitable's equity, end of period.         12,934         226           13,160      (1,701)     11,459
                                                               ----------                   ----------
  Noncontrolling interest, beginning of year..          3,085          11            3,096          --       3,096
                                                               ----------                   ----------
  Noncontrolling interest, end of period......          3,035          11            3,046          --       3,046
                                                               ==========                   ==========
   TOTAL EQUITY, END OF PERIOD................ $       15,969  $      237  $        16,206  $   (1,701) $   14,505
                                                               ==========                   ==========

                                                                              AS REVISED    IMPACT OF
                                                AS PREVIOUSLY   IMPACT OF    AND ADJUSTED   ACCOUNTING
                                                  REPORTED      REVISIONS       HEREIN        CHANGE    AS REVISED
                                               --------------  ----------  ---------------  ----------  ----------
                                                                          (IN MILLIONS)
THREE MONTHS ENDED MARCH 31, 2017
  STATEMENTS OF CASH FLOWS:
   Net income (loss).......................... $         (313) $       50  $          (263) $      209  $      (54)
   Policy charges and fee income..............           (896)        (23)            (919)         67        (852)
   Interest credited to policyholders'
     account balances.........................            337         (58)             279          --         279
   Net derivative (gains) loss................            724          97              821        (459)        362
  Changes in:
   Deferred policy acquisition costs..........            125         (97)              28           1          29
   Future policy benefits.....................            185         (13)             172          69         241
   Reinsurance recoverable....................            (44)         21               23          --         (23)
   Current and deferred income taxes..........           (327)         26             (301)        113        (188)
   Other......................................            180          (3)             177          --         177
                                                               ----------                   ----------
  Net cash provided by (used in) operating
   activities................................. $           18  $       --  $            18  $       --  $       18
                                                               ==========                   ==========

20)SUBSEQUENT EVENTS

   Effective February 1, 2018, AXA Equitable entered into a reinsurance agreement to cede 90% of its single premium deferred annuities (SPDA) products issued between 1978-2001 and its Guaranteed Growth Annuity (GGA) single premium deferred annuity products issued between 2001- 2014. As a result of this agreement, AXA Equitable transferred assets with a market value equal to the coinsurance reserves of approximately $635 million.

   In March 2018, AXA Equitable Life sold its interest in two real estate joint ventures to AXA France for a total purchase price of approximately
   $143 million, which resulted in the elimination of $203 million of long-term debt on the Company's balance sheet for the first quarter of 2018.

   The restatement of the Company's 2016 financial statements may cause defaults under certain of AXA Equitable's derivatives agreements. AXA Equitable is seeking waivers for these defaults from the relevant counterparties as appropriate. We do not consider this to have a material impact on our business, results of operations or financial condition.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                  SCHEDULE I
      SUMMARY OF INVESTMENTS -- OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2017

                                                                   CARRYING
                                              COST/(1)/ FAIR VALUE  VALUE
                                              --------  ---------- --------
                                                     (IN MILLIONS)
TYPE OF INVESTMENT
Fixed Maturities:
  U.S. government, agencies and authorities..  $12,644   $  13,135 $ 13,135
  State, municipalities and political
   subdivisions..............................      414         481      481
  Foreign governments........................      376         396      396
  Public utilities...........................    3,540       3,728    3,728
  All other corporate bonds..................   17,083      17,784   17,784
  Residential mortgage-backed................      236         251      251
  Asset-backed...............................       89          92       92
  Redeemable preferred stocks................      449         491      491
                                               -------   --------- --------
Total fixed maturities.......................  $34,831   $  36,358 $ 36,358
                                               -------   --------- --------
Equity securities:
Mortgage loans on real estate................   10,943      10,895   10,935
Real estate held for the production of income      390         390      390
Policy loans.................................    3,315       4,210    3,315
Other equity investments.....................    1,351       1,351    1,351
Trading securities...........................   12,661      12,628   12,628
Other invested assets........................    3,121       3,121    3,121
                                               -------   --------- --------
Total Investments............................  $66,612   $  68,953 $ 68,098
                                               =======   ========= ========

  /(1)/Cost for fixed maturities represents original cost, reduced by repayments and writedowns and adjusted for amortization of premiums or accretion of discount; cost for equity securities represents original cost reduced by writedowns; cost for other limited partnership interests represents original cost adjusted for equity in income and reduced by distributions.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                 SCHEDULE III
                      SUPPLEMENTARY INSURANCE INFORMATION
                AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2017

                                                FUTURE POLICY  POLICY                              AMORTIZATION
                      DEFERRED                     BENEFITS    CHARGES     NET      POLICYHOLDERS' OF DEFERRED
                       POLICY    POLICYHOLDERS'   AND OTHER      AND    INVESTMENT   BENEFITS AND     POLICY      ALL OTHER
                     ACQUISITION    ACCOUNT     POLICYHOLDERS' PREMIUM    INCOME       INTEREST    ACQUISITION    OPERATING
SEGMENT                 COSTS       BALANCES        FUNDS      REVENUE  (LOSS)/(1)/    CREDITED       COSTS      EXPENSE/(2)/
-------              ----------- -------------- -------------- -------- ----------  -------------- ------------  -----------
                                                                 (IN MILLIONS)
Individual
  Retirement........  $    2,490   $     18,909  $      15,090 $  1,982 $    1,568    $      2,243  $      (296)   $   1,030
Group Retirement....         501         11,318              2      248        548             284          (66)         427
Investment
  Management and
  Research..........          --             --             --       --        118              --           --        2,517
Protection Solutions       1,496          9,846          3,468    1,581        703           1,064          639          502
Corporate and Other.          60          3,732         10,474      427        536             911           (9)         232
                      ----------   ------------  ------------- -------- ----------    ------------  -----------    ---------
Total...............  $    4,547   $     43,805  $      29,034 $  4,238 $    3,473    $      4,502  $       268    $   4,708
                      ==========   ============  ============= ======== ==========    ============  ===========    =========

  /(1)/Net investment income (loss) is allocated to segments. Includes net derivative gains (losses).
  /(2)/Operating expenses are allocated to segments.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                 SCHEDULE III
                      SUPPLEMENTARY INSURANCE INFORMATION
         AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2016 (AS RESTATED)

                                        FUTURE POLICY   POLICY                              AMORTIZATION
              DEFERRED                     BENEFITS     CHARGES     NET      POLICYHOLDERS' OF DEFERRED
               POLICY    POLICYHOLDERS'   AND OTHER       AND    INVESTMENT   BENEFITS AND     POLICY      ALL OTHER
             ACQUISITION    ACCOUNT     POLICYHOLDERS'  PREMIUM    INCOME       INTEREST    ACQUISITION    OPERATING
Segment         COSTS       BALANCES        FUNDS       REVENUE  (LOSS)/(1)/    CREDITED       COSTS      EXPENSE/(2)/
------------ ----------- -------------- --------------  -------- ----------  -------------- ------------  -----------
                                                          (in millions)

  Individual
  Retirement    $  2,340      $  15,024      $  14,090  $  1,844   $   (740)       $  1,045      $  (300)    $  1,258

  Group
  Retirement         320         10,998             (2)      217        456             273          (36)         396

  Investment
  Management
  and
  Research..          --             --             --        --        134              --           --        2,311

  Protection
  Solutions.       2,321          9,790          3,960     1,744        684           1,604          362          491

  Corporate
  and
  Other.....          77          3,013         10,853       419        573             878           26          208
                --------      ---------      ---------  --------   --------        --------      -------     --------
Total.......    $  5,058      $  38,825      $  28,901  $  4,224   $  1,107        $  3,800      $    52     $  4,664
                ========      =========      =========  ========   ========        ========      =======     ========

  /(1)/Net investment income (loss) is allocated to segments. Includes net derivative gains (losses).
  /(2)/Operating expenses are allocated to segments.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                 SCHEDULE III
                      SUPPLEMENTARY INSURANCE INFORMATION
                     FOR THE YEAR ENDED DECEMBER 31, 2015

                                              POLICY                               AMORTIZATION
                                              CHARGES      NET      POLICYHOLDERS' OF DEFERRED
                                                AND     INVESTMENT   BENEFITS AND     POLICY      ALL OTHER
                                              PREMIUM     INCOME       INTEREST    ACQUISITION    OPERATING
Segment                                       REVENUE  (LOSS)/(1)/     CREDITED       COSTS      EXPENSE/(2)/
-------                                       -------- -----------  -------------- ------------  -----------
Individual Retirement........................ $  1,803 $      (849) $          455 $       (319) $     1,233
Group Retirement.............................      220         436             261          (34)         393
Investment Management and Research...........       --          29              --           --        2,395
Protection Solutions.........................    1,681         649           1,743           70          541
Corporate and Other..........................      439         631             902           40          243
                                              -------- -----------  -------------- ------------  -----------
Total........................................ $  4,143 $       896  $        3,361 $       (243) $     4,805
                                              ======== ===========  ============== ============  ===========

  /(1)/Net investment income (loss) is allocated to segments. Includes net derivative gains (losses).
  /(2)/Operating expenses are allocated to segments.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                  SCHEDULE IV
                               REINSURANCE/(1)/
        AS OF AND FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                                         ASSUMED                PERCENTAGE
                                                            CEDED TO      FROM                  OF AMOUNT
                                                 GROSS        OTHER       OTHER        NET       ASSUMED
                                                 AMOUNT     COMPANIES   COMPANIES     AMOUNT      TO NET
                                              ------------ ----------- ----------- ------------ ----------
                                                                  (DOLLARS IN MILLIONS)
2017
----
Life Insurance In-Force...................... $    392,926 $    41,330 $    30,300 $    381,896        7.9%
                                              ============ =========== =========== ============ ==========
Premiums:
Life insurance and annuities................. $        826 $       135 $       186 $        877       21.2%
Accident and health..........................           54          36           9           27       33.3%
                                              ------------ ----------- ----------- ------------ ----------
Total Premiums............................... $        880 $       171 $       195 $        904       21.6%
                                              ============ =========== =========== ============ ==========
2016 (As Restated)
------------------
Life Insurance In-Force...................... $    399,230 $    78,760 $    31,722 $    352,192        9.0%
                                              ============ =========== =========== ============ ==========
Premiums:
Life insurance and annuities................. $        790 $       135 $       197 $        852       23.1%
Accident and health..........................           60          41           9           28       32.1%
                                              ------------ ----------- ----------- ------------ ----------
Total Premiums............................... $        850 $       176 $       206 $        880       23.4%
                                              ============ =========== =========== ============ ==========
2015
----
Life Insurance In-Force...................... $    406,240 $    82,927 $    31,427 $    354,740        8.9%
                                              ============ =========== =========== ============ ==========
Premiums:
Life insurance and annuities................. $        751 $       128 $       197 $        820       24.0%
Accident and health..........................           67          45          10           32       31.3%
                                              ------------ ----------- ----------- ------------ ----------
Total Premiums............................... $        818 $       173 $       207 $        852       24.3%
                                              ============ =========== =========== ============ ==========

  /(1)/Includes amounts related to the discontinued group life and health business.

Incentive Life(R)'06

An individual flexible premium variable life insurance policy issued by AXA Equitable Life Insurance Company with variable investment options offered under AXA Equitable's Separate Account FP.


PROSPECTUS DATED MAY 1, 2018


PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING, OR TAKING ANY OTHER ACTION UNDER A POLICY. THIS PROSPECTUS SUPERSEDES ALL PRIOR PROSPECTUSES AND SUPPLEMENTS. ALSO, YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST, WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

--------------------------------------------------------------------------------

This prospectus describes the Incentive Life(R) '06 policy, but is not itself a policy. This prospectus is a disclosure document and describes all of the policy's material features, benefits, rights and obligations, as well as other information. The description of the policy's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the policy are changed after the date of this prospectus in accordance with the policy, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. To make this prospectus easier to read, we sometimes use different words than the policy. AXA Equitable or your financial professional can provide any further explanation about your policy.

This policy is no longer being sold. This prospectus is for current policy owners only. You should note that your policy features and charges, and your investment options, may vary depending on the state and/or the date on which you purchased your policy. For more information about the particular features, charges and options available to you, please contact your financial professional and/or refer to your policy.

WHAT IS INCENTIVE LIFE(R) '06?

Incentive Life(R) '06 provides life insurance coverage, plus the opportunity for you to earn a return in our guaranteed interest option and/or one or more of the following variable investment options:

VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------

.. 1290 VT Convertible Securities
.. 1290 VT DoubleLine Dynamic Allocation
.. 1290 VT DoubleLine Opportunistic Bond
.. 1290 VT Equity Income
.. 1290 VT GAMCO Mergers & Acquisitions
.. 1290 VT GAMCO Small Company Value
.. 1290 VT SmartBeta Equity

.. 1290 VT Socially Responsible


.. All Asset Growth-Alt 20
.. American Century VP Mid Cap Value
.. American Funds Insurance Series(R) Global Small Capitalization Fund/SM/
.. American Funds Insurance Series(R) New World(R)
.. AXA Aggressive Allocation/(1)/
.. AXA Conservative Allocation/(1)/
.. AXA Conservative-Plus Allocation/(1)/
.. AXA Moderate Allocation/(1)/
.. AXA Moderate-Plus Allocation/(1)/
.. AXA 400 Managed Volatility
.. AXA 500 Managed Volatility
.. AXA 2000 Managed Volatility
.. AXA Global Equity Managed Volatility
.. AXA International Core Managed Volatility
.. AXA International Managed Volatility
.. AXA International Value Managed Volatility
.. AXA Large Cap Core Managed Volatility
.. AXA Large Cap Growth Managed Volatility
.. AXA Large Cap Value Managed Volatility
.. AXA Mid Cap Value Managed Volatility
.. AXA/AB Small Cap Growth
.. AXA/ClearBridge Large Cap Growth
.. AXA/Janus Enterprise
.. AXA/Loomis Sayles Growth
.. Charter/SM/ Multi-Sector Bond
.. Charter/SM/ Small Cap Growth
.. Charter/SM/ Small Cap Value
.. EQ/BlackRock Basic Value Equity
.. EQ/Capital Guardian Research
.. EQ/Common Stock Index
.. EQ/Core Bond Index
.. EQ/Equity 500 Index
.. EQ/Global Bond PLUS
.. EQ/Intermediate Government Bond
.. EQ/International Equity Index
.. EQ/Invesco Comstock
.. EQ/JPMorgan Value Opportunities
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Value Index
.. EQ/MFS International Growth
.. EQ/Mid Cap Index
.. EQ/Money Market
.. EQ/PIMCO Ultra Short Bond
.. EQ/Quality Bond PLUS
.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. EQ/UBS Growth and Income
.. Fidelity(R) VIP Contrafund(R)
.. Fidelity(R) VIP Growth & Income
.. Fidelity(R) VIP Mid Cap
.. Franklin Mutual Shares VIP
.. Franklin Rising Dividends VIP
.. Franklin Small Cap Value VIP
.. Franklin Strategic Income VIP
.. Goldman Sachs VIT Mid Cap Value
.. Invesco V.I. Global Real Estate
.. Invesco V.I. International Growth
.. Invesco V.I. Mid Cap Core Equity
.. Invesco V.I. Small Cap Equity
.. Ivy VIP Energy
.. Ivy VIP High Income
.. Ivy VIP Mid Cap Growth
.. Ivy VIP Science and Technology
.. Ivy VIP Small Cap Growth
VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------
.. Lazard Retirement Emerging Markets Equity
.. MFS(R) International Value
.. MFS(R) Investors Trust
.. MFS(R) Massachusetts Investors Growth Stock
.. Multimanager Aggressive Equity
.. Multimanager Core Bond
.. Multimanager Mid Cap Growth
.. Multimanager Mid Cap Value
.. Multimanager Technology
.. PIMCO CommodityRealReturn(R) Strategy
.. PIMCO Real Return
.. PIMCO Total Return
.. Target 2025 Allocation
.. Target 2035 Allocation
.. Target 2045 Allocation
.. Target 2055 Allocation
.. T. Rowe Price Equity Income II
.. Templeton Developing Markets VIP
.. Templeton Global Bond VIP
.. Templeton Growth VIP
.. VanEck VIP Global Hard Assets
--------------------------------------------------------------------------------
(1)Also referred to as an "AXA Allocation investment option" in this prospectus.



Amounts that you allocate under your policy to any of the variable investment options are invested in a corresponding "Portfolio" that is part of one of the trusts (the "Trusts"), which are mutual funds. Please see "About the Portfolios of the Trusts" for more information about the Portfolios and the Trusts. Your investment results in a variable investment option will depend on those of the related Portfolio. Any gains will generally be tax deferred and the life insurance benefits we pay if the policy's insured person dies will generally be income tax free.

OTHER CHOICES YOU HAVE. You have considerable flexibility to tailor the policy to meet your needs. For example, subject to our rules, you can (1) choose when and how much you contribute (as "premiums") to your policy, (2) pay certain premium amounts to guarantee that your insurance coverage will continue for the first five policy years, regardless of investment performance, (3) borrow or withdraw amounts you have accumulated, (4) choose between two life insurance death benefit options, (5) increase or decrease the amount of insurance coverage, (6) elect to receive an insurance benefit if the insured person becomes terminally ill, and (7) obtain certain optional benefits that we offer by "riders" to your policy.

OTHER AXA EQUITABLE POLICIES. We offer a variety of fixed and variable life insurance policies which offer policy features, including investment options, that are different from those offered by this prospectus. Not every policy or feature is offered through your financial professional. Replacing existing insurance with Incentive Life(R) '06 or another policy may not be to your advantage. You can contact us to find out more about any other AXA Equitable insurance policy.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE POLICIES ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


                                                               #524004/AA & ADL

Contents of this Prospectus

--------------------------------------------------------------------------------



      --------------------------------------------------------------------
      1. RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS
        AND RISKS                                                       5
      --------------------------------------------------------------------
      How you can pay for and contribute to your policy                 5
      The minimum amount of premiums you must pay                       5
      You can guarantee that your policy will not terminate
        during the first five years                                     6
      You can elect a "paid up" death benefit guarantee                 6
      You can receive an accelerated death benefit under the
        Long Term Care Services/SM/ Rider                               6
      Investment options within your policy                             6
      About your life insurance benefit                                 7
      Alternative higher death benefit in certain cases                 8
      You can increase or decrease your insurance coverage              9
      Accessing your money                                              9
      Risks of investing in a policy                                   10
      How the Incentive Life(R) '06 variable life insurance policy is
        available                                                      10

      --------------------------------------------------------------------
      2. RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES
        YOU WILL PAY                                                   11
      --------------------------------------------------------------------
      Tables of policy charges                                         11
      How we allocate charges among your investment options            13
      Changes in charges                                               13

      --------------------------------------------------------------------
      3. WHO IS AXA EQUITABLE?                                         14
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      How to reach us                                                  15
      About our Separate Account FP                                    15
      Your voting privileges                                           16
      About the Trusts                                                 16

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      4. ABOUT THE PORTFOLIOS OF THE TRUSTS                            17
      --------------------------------------------------------------------
      Portfolios of the Trusts                                         18

      --------------------------------------------------------------------
      5. DETERMINING YOUR POLICY'S VALUE                               26
      --------------------------------------------------------------------
      Your policy account value                                        26


-------------
"We,""our" and "us" refer to AXA Equitable. "Financial professional" means the registered representative of either AXA Advisors or an unaffiliated broker which has entered into a selling agreement with AXA Distributors who is offering you this policy.
When we address the reader of this prospectus with words such as "you" and "your," we mean the person or persons having the right or responsibility that the prospectus is discussing at that point. This usually is the policy's owner. If a policy has more than one owner, all owners must join in the exercise of any rights an owner has under the policy, and the word "owner" therefore refers to all owners.

When we use the word "state," we also mean any other local jurisdiction whose laws or regulations affect a policy.
This prospectus does not offer Incentive Life(R) '06 anywhere such offers are not lawful. AXA Equitable does not authorize any information or representation about the offering other than that contained or incorporated in this prospectus, in any current supplements thereto, or in any related sales materials authorized by AXA Equitable.

                          CONTENTS OF THIS PROSPECTUS

             ------------------------------------------------------
             6. TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT
               OPTIONS                                          27
             ------------------------------------------------------
             Transfers you can make                             27
             How to make transfers                              27
             Our automatic transfer service                     27
             Our asset rebalancing service                      28

             ------------------------------------------------------
             7. ACCESSING YOUR MONEY                            29
             ------------------------------------------------------
             Borrowing from your policy                         29
             Loan extension                                     30
             Making withdrawals from your policy                31
             Surrendering your policy for its net cash
               surrender value                                  31
             Your option to receive a terminal illness living
               benefit                                          31

             ------------------------------------------------------
             8. TAX INFORMATION                                 32
             ------------------------------------------------------
             Basic income tax treatment for you and your
               beneficiary                                      32
             Tax treatment of distributions to you (loans,
               partial withdrawals, and full surrender)         32
             Tax treatment of living benefits rider or Long
               Term Care Services/SM/ Rider under a policy
               with the applicable rider                        34
             Business and employer owned policies               34
             Requirement that we diversify investments          35
             Estate, gift, and generation-skipping taxes        35
             Pension and profit-sharing plans                   35
             Split-dollar and other employee benefit programs   35
             ERISA                                              36
             3.8% Tax on Net Investment Income or "NII"         36
             Our taxes                                          36
             Tax withholding and information reporting          36
             Possibility of future tax changes and other tax
               information                                      36

             ------------------------------------------------------
             9. MORE INFORMATION ABOUT POLICY FEATURES AND
               BENEFITS                                         38
             ------------------------------------------------------
             Guarantee premium test for the five-year no-lapse
               guarantee                                        38
             Paid up death benefit guarantee                    38
             Other benefits you can add by rider                39
             Customer loyalty credit                            43
             Variations among Incentive Life(R) '06 policies    43
             Your options for receiving policy proceeds         43
             Your right to cancel within a certain number of
               days                                             43

             ------------------------------------------------------
             10. MORE INFORMATION ABOUT CERTAIN POLICY CHARGES  44
             ------------------------------------------------------
             Deducting policy charges                           44
             Charges that the Trusts deduct                     47

             ------------------------------------------------------
             11. MORE INFORMATION ABOUT PROCEDURES THAT APPLY
               TO YOUR POLICY                                   48
             ------------------------------------------------------
             Dates and prices at which policy events occur      48
             Policy issuance                                    49
             Ways to make premium and loan payments             49
             Assigning your policy                              49
             You can change your policy's insured person        49


     Requirements for surrender requests                                50
     Gender-neutral policies                                            50
     Future policy exchanges                                            50
     Broker transaction authority                                       50

     ----------------------------------------------------------------------
     12. MORE INFORMATION ABOUT OTHER MATTERS                           51
     ----------------------------------------------------------------------
     About the general account                                          51
     Transfers of your policy account value                             51
     Telephone and Internet requests                                    52
     Cybersecurity                                                      53
     Suicide and certain misstatements                                  53
     When we pay policy proceeds                                        53
     Changes we can make                                                53
     Reports we will send you                                           54
     Distribution of the policies                                       54
     Legal proceedings                                                  56

     ----------------------------------------------------------------------
     13.FINANCIAL STATEMENTS OF SEPARATE ACCOUNT FP AND AXA EQUITABLE   57
     ----------------------------------------------------------------------

     ----------------------------------------------------------------------
     14. PERSONALIZED ILLUSTRATIONS                                     58
     ----------------------------------------------------------------------
     Illustrations of policy benefits                                   58

     ----------------------------------------------------------------------
     REQUESTING MORE INFORMATION                                        59
     ----------------------------------------------------------------------
       Statement of Additional information
       Table of contents                                                59
     ----------------------------------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

An index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.


                                                      PAGE

                   Administrative Office                 15
                   age                                   49
                   Allocation Date                        7
                   alternative death benefit              8
                   amount at risk                        45
                   anniversary                           48
                   assign; assignment                    49
                   automatic transfer service            27
                   AXA Equitable                         48
                   AXA Equitable Access Account          43
                   AXA Equitable Holdings, Inc.          14
                   basis                                 33
                   beneficiary                        7, 43
                   business day                          48
                   Cash Surrender Value                  29
                   Code                                  32
                   collateral                            29
                   cost of insurance charge              45
                   cost of insurance rates               45
                   customer loyalty credit               43
                   day                                   48
                   default                                5
                   disruptive transfer activity          51
                   face amount                            7
                   five-year no-lapse guarantee        6,38
                   grace period                           5
                   guaranteed interest option             6
                   guarantee premium                      7
                   Guaranteed Interest Account            7
                   Incentive Life(R) '06                  1
                   insured person                         1
                   Internet                              15
                   investment funds                       7
                   investment option                      1
                   issue date                            49
                   lapse                                  5
                   loan extension                        30
                   loan, loan interest                   29
                   Long Term Care Services/SM/ Rider     34
                   market timing                         51


                                                      PAGE

                    modified endowment contract          32
                    month, year                          49
                    monthly deduction                    13
                    net cash surrender value             31
                    net policy account value              5
                    Option A, B                           7
                    our                                   2
                    owner                                 2
                    paid up                               6
                    paid up death benefit guarantee  31, 38
                    partial withdrawal                   31
                    payment option                       43
                    planned initial premium               5
                    planned periodic premium              5
                    policy                                1
                    policy account value                 26
                    Portfolio                             1
                    premium payments                      5
                    prospectus                            1
                    rebalancing                          28
                    receive                              48
                    restore, restoration                  6
                    riders                             1 ,5
                    SEC                                   1
                    Separate Account FP                  15
                    state                                 2
                    subaccount                           15
                    surrender                            31
                    surrender charge                 12, 44
                    target premium                       44
                    transfers                            27
                    Trusts                                1
                    units                                26
                    unit values                          15
                    us                                    2
                    variable investment option            1
                    we                                    2
                    withdrawal                           31
                    you, your                             2

                       AN INDEX OF KEY WORDS AND PHRASES

1. Risk/benefit summary: Policy features, benefits and risks

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Incentive Life(R) '06 is a variable life insurance policy that provides you with flexible premium payment plans and benefits to meet your specific needs. The basic terms of the policy require you to make certain payments in return for life insurance coverage. The payments you can make and the coverage you can receive under this "base policy" are described below.

Riders to your base policy can increase the benefits you receive and affect the amounts you pay in certain circumstances. Available riders are listed in "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus.

HOW YOU CAN PAY FOR AND CONTRIBUTE TO YOUR POLICY

PREMIUM PAYMENTS. We call the amounts you contribute to your policy "premiums" or "premium payments." The amount we require as your first premium varies depending on the specifics of your policy and the insured person. Each subsequent premium payment must be at least $50, although we can increase this minimum if we give you advance notice. Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount.

SECTION 1035 EXCHANGES OF POLICIES WITH OUTSTANDING LOANS. If we approve, you may purchase an Incentive Life(R) '06 policy through an assignment and exchange of another life insurance policy with a cash surrender value pursuant to a valid exchange under Section 1035 of the Internal Revenue Code (the "Code"). If such other policy is subject to a policy loan, we may permit you to carry over all or a portion of such loan to the Incentive Life(R) '06 policy, subject to our administrative rules then in effect. In this case, we will treat any cash paid, plus any loaned amount carried over to the Incentive Life(R) '06 policy, as premium received in consideration of our issuing the policy. If we allow you to carry over all or a portion of any such outstanding loan, then we will hold amounts securing such loan in the same manner as the collateral for any other policy loan, and your policy also will be subject to all our other rules regarding loans (see "Borrowing from your policy" later in this prospectus).

--------------------------------------------------------------------------------
YOU CAN GENERALLY PAY PREMIUMS AT SUCH TIMES AND IN SUCH AMOUNTS AS YOU LIKE BEFORE THE POLICY ANNIVERSARY NEAREST TO THE INSURED'S 100TH BIRTHDAY, SO LONG AS YOU DON'T EXCEED CERTAIN LIMITS DETERMINED BY THE FEDERAL INCOME TAX LAWS APPLICABLE TO LIFE INSURANCE.
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LIMITS ON PREMIUM PAYMENTS. The federal tax law definition of "life insurance" limits your ability to pay certain high levels of premiums (relative to the amount of your policy's insurance coverage). Also, if your premium payments exceed certain other amounts specified under the Internal Revenue Code, your policy will become a "modified endowment contract," which may subject you to additional taxes and penalties on any distributions from your policy. See "Tax information" later in this prospectus. We may return any premium payments to you that would exceed those limits.

You can ask your financial professional to provide you with an Illustration of Policy Benefits that shows you the amount of premiums you can pay, based on various assumptions, without exceeding these tax law limits. The tax law limits can change as a result of certain changes you make to your policy. For example, a reduction in the face amount of your policy may reduce the amount of premiums that you can pay and may impact whether your policy is a modified endowment contract.

If at any time your policy account value is high enough that the "alternative higher death benefit" discussed later in this section would apply, we reserve the right to limit the amount of any premiums that you pay, unless the insured person provides us with evidence of insurability satisfactory to us.

PLANNED PERIODIC PREMIUMS. Page 3 of your policy will specify a "planned periodic premium." This is the amount that you request us to bill you. However, payment of these or any other specific amounts of premiums is not mandatory. You need to pay only the amount of premiums (if any) necessary to keep your policy from lapsing and terminating as discussed below.

THE MINIMUM AMOUNT OF PREMIUMS YOU MUST PAY

POLICY "LAPSE" AND TERMINATION. Your policy will lapse (also referred to in your policy as "default") if your "net policy account value" is not enough to pay your policy's monthly charges when due unless:

..   you have paid sufficient premiums to maintain the five-year no-lapse guarantee, the guarantee is still in effect and any outstanding loan and accrued loan interest does not exceed the policy account value (see "You can guarantee that your policy will not terminate during the first five years" below);

..   you are receiving monthly benefit payments under the Long Term Care
    Services/SM/ Rider (see "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus);

..   you have elected the paid up death benefit guarantee and it remains in effect and any outstanding policy loan and accrued loan interest does not exceed the policy account value. (see "You can elect a "paid up" death benefit guarantee" below); or

..   your policy has an outstanding loan that would qualify for "loan extension."

("Policy account value" and "net policy account value" are explained under "Determining your policy's value" later in this prospectus.)

We will mail a notice to you at your last known address if your policy lapses. You will have a 61-day grace period to pay at least an amount prescribed in your policy which would be enough to keep your policy in force for approximately three months (without regard to investment performance). You may not make any transfers or request any other policy changes during a grace period. If we do not receive your

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS payment by the end of the grace period, your policy (and all riders to the policy) will terminate without value and all coverage under your policy will cease. We will mail an additional notice to you if your policy terminates.

--------------------------------------------------------------------------------
YOUR POLICY WILL TERMINATE IF YOU DON'T PAY ENOUGH PREMIUMS (I) TO PAY THE CHARGES WE DEDUCT OR (II) TO MAINTAIN THE FIVE-YEAR NO-LAPSE GUARANTEE THAT CAN KEEP YOUR POLICY FROM TERMINATING. HOWEVER, WE WILL FIRST SEND YOU A NOTICE AND GIVE YOU THE OPPORTUNITY TO PAY ANY SHORTFALL.
--------------------------------------------------------------------------------

You may owe taxes if your policy terminates while you have a loan outstanding, even though you receive no additional money from your policy at that time. See "Tax information," later in this prospectus.

RESTORING A TERMINATED POLICY. To have your policy "restored" (put back in force), you must apply within six months after the date of termination. In some states, you may have a longer period of time. You must also (i) present evidence of insurability satisfactory to us and (ii) pay at least the amount of premium that we require. The amount of payment will not be more than an amount sufficient to cover total monthly deductions for 3 months, calculated from the effective date of restoration, and the premium charge. We will determine the amount of this required payment as if no interest or investment performance were credited to or charged against your policy account. Your policy contains additional information about the minimum amount of this premium and about the values and terms of the policy after it is restored and the effective date of such restoration. You may only restore your policy if it has terminated without value. You may not restore a policy that was given up for its net cash surrender value. The five-year no-lapse guarantee will not be restored after the policy terminates.

YOU CAN GUARANTEE THAT YOUR POLICY WILL NOT TERMINATE DURING THE FIRST FIVE
YEARS

You can generally guarantee that your policy will not terminate for the first five policy years by paying at least certain specified amounts of premiums. We call these amounts "guarantee premiums"and they will be set forth on page 3 of your policy. We call this guarantee against termination our "no lapse guarantee." In some states, this guarantee may be referred to by a different name.

Your policy will not terminate, even if your net policy account value is not sufficient to pay your monthly charges, as long as:

..   You have satisfied the "guarantee premium test" (discussed in "guarantee premium test for the five-year no lapse guarantee" under "More information about policy benefits" later in this prospectus); and

..   Any outstanding loan and accrued loan interest does not exceed the policy account value.

There is no extra charge for this guarantee.

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IF YOU PAY AT LEAST CERTAIN PRESCRIBED AMOUNTS OF PREMIUMS, AND ANY OUTSTANDING POLICY LOAN AND ACCRUED LOAN INTEREST DO NOT EXCEED THE POLICY ACCOUNT VALUE, YOUR POLICY WILL NOT LAPSE DURING THE FIRST FIVE POLICY YEARS, EVEN IF THE
VALUE IN YOUR POLICY BECOMES INSUFFICIENT TO PAY THE MONTHLY CHARGES.
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YOU CAN ELECT A "PAID UP" DEATH BENEFIT GUARANTEE

Provided certain requirements are met and subject to our approval, you may elect to take advantage of our "paid up" death benefit guarantee at any time after the fourth year of your policy if the insured's attained age is 99 or less. If you elect the paid up death benefit guarantee, we may reduce your base policy's face amount. Thereafter, your policy will not lapse so long as the paid up death benefit guarantee remains in effect. Also, if you elect the paid up death benefit guarantee, you will be required to reallocate your existing policy account value to a limited number of variable investment options that we make available at our discretion. The guaranteed interest option will also be available; however, we will limit the amount that may be allocated to the guaranteed interest option at any time. Our paid up death benefit guarantee is not available if you received monthly benefit payments under the Long Term Care Services/SM/ Rider at any time.

The guarantee will terminate if (i) at any time following the election, the sum of any outstanding policy loan and accrued interest, exceeds your policy account value, or (ii) you request that we terminate the election. For more information about the circumstances under which you can elect the paid up death benefit, the possible reduction in face amount after this guarantee is elected (including the possible imposition of surrender charges upon such reduction), restrictions on allocating your policy account value and other effects of this guarantee on your policy, see "Paid up death benefit guarantee" under "More information about policy features and benefits" later in this prospectus.

YOU CAN RECEIVE AN ACCELERATED DEATH BENEFIT UNDER THE LONG TERM CARE SERVICES/SM/ RIDER

In states where approved, an optional rider may be added to your policy at issue that provides an acceleration of the policy's death benefit in the form of monthly payments if the insured becomes chronically ill and is receiving qualifying long-term care services. This is our Long Term Care Services/SM/ Rider. The monthly rate for this rider varies based on the individual characteristics of the insured and the benefit percentage you select. You can terminate this rider after your first policy year. For more information about this rider, see "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus.

INVESTMENT OPTIONS WITHIN YOUR POLICY

Except as set forth in the next sentence, we will initially put all unloaned amounts which you have allocated to variable investment options into such options on the later of the business day that we receive the full minimum initial premium or the register date (the "Investment Start Date").

In those states that require us to return your premium without adjustment for investment performance within a certain number of days (see "Your right to cancel within a certain number of days," later in this prospectus), we will initially put all amounts which you have allocated to the variable investment options into our EQ/Money Market investment option. In this case, on the first business day following the twentieth day after your policy is issued, we will reallocate that investment in accordance with your premium

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS allocation instructions then in effect. For policies issued in these states, the "Allocation Date" is the first business day following the twentieth day after your policy is issued. For all other policies, the Allocation Date is the Investment Start Date.

You give such allocation instructions in your application to purchase a policy. You can change the premium allocation percentages at any time, but this will not affect any prior allocations. The allocation percentages that you specify must always be in whole numbers and total exactly 100%.

The policy is between you and AXA Equitable. The policy is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

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YOU CAN CHOOSE AMONG VARIABLE INVESTMENT OPTIONS.
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VARIABLE INVESTMENT OPTIONS. The available variable investment options are listed on the front cover of this prospectus. (Your policy and other supplemental materials may refer to these as "Investment Funds.") The investment results you will achieve in any one of these options will depend on the investment performance of the corresponding Portfolio that shares the same name as that option. That Portfolio follows investment practices, policies and objectives that are appropriate to the variable investment option you have chosen. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option.

The advisers who make the investment decisions for each Portfolio are set forth later in the prospectus under "About the Portfolios of the Trusts."

You will find other important information about each Portfolio in the separate prospectuses for each Trust which accompany this prospectus, including a comprehensive discussion of the risks of investing in each Portfolio. To obtain copies of Trust prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.). We may add or delete variable investment options or Portfolios at any time.

If you elect the paid up death benefit guarantee, your choice of variable investment options will be limited to the AXA Allocation investment options, or those investment options we are then making available under the rider (see "Other benefits you can add by rider" under "More information about policy features and benefits").

GUARANTEED INTEREST OPTION. You can also allocate some or all of your policy's value to our guaranteed interest option. We, in turn, invest such amounts as part of our general assets. Periodically, we declare a fixed rate of interest (2% minimum) on amounts that you allocate to our guaranteed interest option. We credit and compound the interest daily at an effective annual rate that equals the declared rate. The rates we are declaring on existing policies at any time may differ from the rates we are then declaring for newly issued policies. (The guaranteed interest option is part of what your policy and other supplemental material may refer to as the "Guaranteed Interest Account.")

If you elect the paid up death benefit guarantee, we will restrict the amount of the policy account value that can be transferred or allocated to the guaranteed interest option. For more information on these restrictions, see "Paid up death benefit guarantee" under "More information about policy features and benefits" later in this prospectus.

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WE WILL PAY AT LEAST 2% ANNUAL INTEREST ON OUR GUARANTEED INTEREST OPTION.
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ABOUT YOUR LIFE INSURANCE BENEFIT

YOUR POLICY'S FACE AMOUNT. In your application to buy an Incentive Life(R) '06 policy, you tell us how much insurance coverage you want on the life of the insured person. We call this the "face amount" of the base policy. $100,000 is the minimum amount of coverage you can request.

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IF THE INSURED PERSON DIES, WE PAY A LIFE INSURANCE BENEFIT TO THE
"BENEFICIARY" YOU HAVE NAMED. THE AMOUNT WE PAY DEPENDS ON WHETHER YOU HAVE CHOSEN DEATH BENEFIT OPTION A OR DEATH BENEFIT OPTION B. (SEE "YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS" UNDER "MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS" LATER IN THIS PROSPECTUS.)
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YOUR POLICY'S "DEATH BENEFIT" OPTIONS. In your policy application, you also choose whether the basic amount (or "benefit") we will pay if the insured person dies is:

..   Option A -- THE POLICY'S FACE AMOUNT on the date of the insured person's death. The amount of this death benefit doesn't change over time, unless you take any action that changes the policy face amount;

                                   -- or --

..   Option B -- THE FACE AMOUNT PLUS THE "POLICY ACCOUNT VALUE" on the date of death. Under this option, the amount of the death benefit generally changes from day to day, because many factors (including investment performance, charges, premium payments and withdrawals) affect your policy account value.

Your "policy account value" is the total amount that at any time is earning interest for you or being credited with investment gains and losses under your policy. (Policy account value is discussed in more detail under "Determining your policy's value" later in this prospectus.)

Under Option B, your policy's death benefit will tend to be higher than under Option A, assuming the same policy face amount and policy account value. As a result, the monthly insurance charge we deduct will also be higher to compensate us for our additional risk. If you have elected the paid up death benefit guarantee or your policy has been placed on loan extension, the death benefit option will be Option A and must remain Option A thereafter.

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

ALTERNATIVE HIGHER DEATH BENEFIT IN CERTAIN CASES

Your policy is designed to always provide a minimum level of insurance protection relative to your policy account value, in part to meet the Code's definition of "life insurance."

We will automatically pay an alternative death benefit if it is HIGHER than the basic Option A or Option B death benefit you have selected. This alternative death benefit is computed by multiplying your policy account value on the insured person's date of death by a percentage specified in your policy. The percentage depends on the insured person's age. Representative percentages are as follows:

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IF THE ACCOUNT VALUE IN YOUR POLICY IS HIGH ENOUGH, RELATIVE TO THE FACE
AMOUNT, THE LIFE INSURANCE BENEFIT WILL AUTOMATICALLY BE GREATER THAN THE
OPTION A OR OPTION B DEATH BENEFIT YOU HAVE SELECTED.
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----------------------------------------------------
    AGE:*  40 AND UNDER  45    50   55   60    65
----------------------------------------------------
       %:      250%     215%  185% 150% 130%  120%
----------------------------------------------------
     AGE:         70    75-90  91   92   93  94-OVER
----------------------------------------------------
       %:      115%     105%  104% 103% 102%  101%
----------------------------------------------------

*  For the then-current policy year.

This higher alternative death benefit exposes us to greater insurance risk than the regular Option A and B death benefits. Because the cost of insurance charges we make under your policy are based in part on the amount of our risk, you will pay more cost of insurance charges for any periods during which the higher alternative death benefit is the operative one.

The alternative higher death benefit is a component of the Option A and Option B death benefits that will be paid (if higher) in order for the Incentive Life(R) '06 policy to satisfy the definition of "life insurance contract" under
Section 7702 of the Code. In general, for a policy to be treated as a life insurance contract under the Code, it must pass one of two tests, the cash value accumulation test or the guideline premium/cash value corridor test. Only the guideline premium/cash value corridor test applies to the Incentive Life(R) '06 policy. Under the guideline premium requirement, the sum of the premiums paid under the policy may not at any time exceed the greater of the guideline single premium or the sum of the guideline level premiums, for the benefits promised under the policy. Under the cash value corridor requirement, the death benefit at any time must be equal to or greater than the applicable percentage of policy account value specified in Section 7702(c) of the Code. We apply these principles to both Option A and Option B death benefits.

The operative period for the higher alternative death benefit is determined in connection with the requirements of the Code. The calculation of the death benefit is built into the monthly calculation of the cost of insurance charge, which is based on the net amount at risk. The need for the higher alternative death benefit is assessed on each monthly anniversary date, and on the death of the insured. Each policy owner receives an annual statement showing various policy values. The annual statement shows the death benefit amount as of the policy anniversary, and that amount would reflect the alternative higher death benefit amount, if applicable at that time. This annual statement also reflects the monthly cost of insurance charge for the policy year, reflecting a higher net amount at risk in those months when the higher alternative death benefit is in effect.

OTHER ADJUSTMENTS TO DEATH BENEFIT. We will increase the death benefit proceeds by the amount of any other benefits we owe upon the insured person's death under any optional riders which are in effect.

We will reduce the death benefit proceeds by the amount of any outstanding policy loan and unpaid loan interest, as well as any amount of monthly charges under the policy that remain unpaid because the insured person died during a grace period. We also reduce the death benefit if we have already paid part of it under a living benefits rider. We reduce it by the amount of the living benefits payment plus interest. See "Your option to receive a terminal illness living benefit" later in this prospectus. Under the Long Term Care Services/SM/ Rider, any monthly benefit payments will be treated as a lien against the death benefit and reduce your death benefit.

DEATH BENEFIT IF YOUR POLICY IS ON LOAN EXTENSION. Your policy offers an additional feature against policy termination due to an outstanding loan, called "loan extension." Availability of this feature is subject to certain terms and conditions, including that you must have had your policy in force at least 20 years. If your policy is on loan extension, the death benefit payable under the policy will be determined differently. For more information on loan extension, see "Borrowing from your policy" under "Accessing your money."

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SUBJECT TO CERTAIN RESTRICTIONS YOU CAN REQUEST A CHANGE IN YOUR DEATH BENEFIT OPTION.
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CHANGE OF DEATH BENEFIT OPTION. If you change from Option A to Option B, we automatically reduce your base policy's face amount by an amount equal to your policy account value at the time of the change. We may refuse this change if the policy's face amount would be reduced below $100,000. Changes from Option A to Option B are not permitted beyond the policy year in which the insured person reaches age 80, if the paid up death benefit guarantee is in effect or your policy is on loan extension. Also, changes from Option A to Option B may cause certain policy benefits to be unavailable.

If you change from Option B to Option A, we automatically increase your base policy's face amount by an amount equal to your policy account value at the time of the change. You can request a change from Option B to Option A any time after the second policy year and before the policy anniversary nearest the insured's 100/th/ birthday.

If the alternative death benefit (referenced above) is higher than the base policy's death benefit at the time of the change in death benefit option, we will determine the new base policy face amount somewhat differently from the general procedures described above.

We will not deduct or establish any amount of surrender charge as a result of a change in death benefit option. You may not change the death benefit option under your policy while the Long Term Care Services/SM /Rider is in effect. Please refer to "Tax information" later in this prospectus, to learn about certain possible income tax consequences that may result from a change in death benefit option, including the effect of an automatic increase or decrease in face amount.

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

YOU CAN INCREASE OR DECREASE YOUR INSURANCE COVERAGE

After the first policy year while this policy is in force, you may request an increase in life insurance coverage under your policy. You may request a decrease in your policy's face amount any time after the second year of your policy but before the policy year in which the insured person reaches age 100. The requested increase or decrease must be at least $10,000. Please refer to "Tax information" for certain possible tax consequences and limitations of changing the face amount of your policy.

We can refuse or limit any requested increase or decrease. We will not approve any increase or decrease if (i) we are at that time being required to waive charges or pay premiums under any optional disability waiver rider that is part of the policy; (ii) the paid up death benefit guarantee is in effect; or
(iii) your policy is on loan extension. Also, we will not approve a face amount increase if the insured person has reached age 81 or you have elected the accounting benefit endorsement. Moreover, we will not approve a face amount increase while the Long Term Care Services/SM/ Rider is in effect. We will not accept a request for a face amount decrease while you are receiving monthly benefit payments under the Long Term Care Services/SM/ Rider.

Certain policy changes, including increases and decreases in your insurance coverage, may also affect the guarantee premiums under the policy.

The following additional conditions also apply:

FACE AMOUNT INCREASES. We treat an increase in face amount in many respects as if it were the issuance of a new policy. For example, you must submit satisfactory evidence that the insured person still meets our requirements for coverage. Also, we establish additional amounts of surrender charge and guarantee premiums under your policy for the face amount increase, reflecting the additional amount of coverage.

In most states, you can cancel the face amount increase within 10 days after you receive a new policy page showing the increase. If you cancel, we will reverse any charges attributable to the increase and recalculate all values under your policy to what they would have been had the increase not taken place.

The monthly cost of insurance charge we make for the amount of the increase will be based on the underwriting classification of the insured person when the original policy was issued, provided the insured qualifies for the same or better underwriting classification. An additional ten-year surrender charge and an additional administrative charge will apply to the face amount that exceeds the highest previous face amount. If the insured qualifies for a less favorable underwriting classification than the base policy, we may offer to issue a separate policy based on the rating class for the increase. See "Risk/benefit summary: Charges and expenses you will pay."

FACE AMOUNT DECREASES. You may not reduce the face amount below the minimum we are then requiring for new policies. Nor will we permit a decrease that would cause your policy to fail the Internal Revenue Code's definition of life insurance. Guarantee premiums, as well as our monthly deductions for the cost of insurance coverage, will generally decrease from the time you reduce the face amount.

If you reduce the face amount during the first 10 years of your policy, or during the first 10 years after a face amount increase you have requested, we will deduct all or part of the remaining surrender charge from your policy account. Assuming you have not previously changed the face amount, the amount of the surrender charge we will deduct will be determined by dividing the amount of the decrease by the initial face amount and multiplying that fraction by the total amount of surrender charge that still remains applicable to your policy. We deduct the charge from the same investment options as if it were part of a regular monthly deduction under your policy.

In some cases, we may have to make a distribution to you from your policy at the time we decrease your policy's face amount or change your death benefit option. This may be necessary in order to preserve your policy's status as life insurance under the Internal Revenue Code. We may also be required to make such distribution to you in the future on account of a prior decrease in face amount or change in death benefit option. The distribution may be taxable.

ACCESSING YOUR MONEY

You can access the money in your policy in different ways. You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). In your policy, the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy. However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a terminal illness living benefits payment, as well as by any other loans and accrued loan interest you have outstanding. The cash surrender value available for loans is also reduced on a pro rata basis for the portion of policy face amount accelerated to date but not by more than the accumulated benefit lien amount. See "More information about policy features and benefits: Other benefits you can add by rider: Long Term Care Services/SM/ Rider" later in this prospectus. We will charge interest on the amount of the loan. See "Borrowing from your policy" later in this prospectus for more information.

You can also make a partial withdrawal of $500 or more of your net cash surrender value (defined later in this prospectus under "Surrendering your policy for its net cash surrender value") at any time after the first year of your policy and before the policy anniversary nearest to the insured's 100th birthday. Partial withdrawals are not permitted you have elected the paid up death benefit guarantee, your policy is on loan extension, or you are receiving monthly benefit payments under the Long Term Care Services/SM/ Rider. See "Making withdrawals from your policy" later in this prospectus for more information.

Finally, you can surrender (turn in) your policy for its net cash surrender value at any time. See "Surrendering your policy for its net cash surrender value" later in this prospectus. See "Tax information" later in this prospectus, for the tax treatment of the various ways in which you can access your money.

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

RISKS OF INVESTING IN A POLICY

The policy is unsuitable as a short-term savings vehicle. Some of the principal risks of investing in a policy are as follows:

..   If the investment options you choose perform poorly, you could lose some or all of the premiums you pay.

..   If the investment options you choose do not make enough money to pay for the policy charges, except to the extent provided by any five-year no lapse guarantee, paid-up death benefit guarantee or loan extension feature you may have, you could have to pay more premiums to keep your policy from terminating.

..   If any policy loan and any accrued loan interest either equals or exceeds the policy account value, your policy will terminate subject to the policy's Grace Period provision and any loan extension endorsement you may have.

..   We can increase, without your consent and subject to any necessary regulatory approvals, any charge that you currently pay at less than the maximum amount. We will not increase any charge beyond the highest maximum noted in the tables in the next chapter in "Tables of policy charges" under "Risk/benefit summary: Charges and expenses you will pay".

..   You may have to pay a surrender charge and there may be adverse tax consequences if you wish to discontinue some or all of your insurance coverage under a policy.

..   Partial withdrawals from your policy are available only after the first policy year and must be at least $500 and no more than the net cash surrender value. Under certain circumstances, we will automatically reduce your policy's face amount as a result of a partial withdrawal.

Your policy permits other transactions that also have risks. These and other risks and benefits of investing in a policy are discussed in detail throughout this prospectus.

A comprehensive discussion of the risks of each investment option may be found in the Trust prospectus for that investment option.

HOW THE INCENTIVE LIFE(R) '06 VARIABLE LIFE INSURANCE POLICY IS AVAILABLE

Incentive Life(R) '06 was primarily intended for purchasers other than retirement plans. However, we do not place limitations on its use. Please see "Tax information" for more information. Incentive Life(R) '06 was available for issue ages 0 to 85.

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

2. Risk/benefit summary: Charges and expenses you will pay

--------------------------------------------------------------------------------

TABLES OF POLICY CHARGES

For more information about some of these charges, see "Deducting policy charges" under "More information about certain policy charges" later in this prospectus. The illustrations of Policy Benefits that your financial professional will provide will show the impact of the actual current and guaranteed maximum rates, if applicable, of the following policy charges, based on various assumptions (except for the loan interest spread, where we use current rates in all cases).

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy. The first table shows the charges that we deduct under the terms of your policy when you buy and each time you contribute to your policy, surrender the policy, reduce the face amount or transfer policy account value among investment options. All charges are shown on a guaranteed maximum basis. The current charges may be lower than the guaranteed maximum for certain charges. Since the charges described in the table below vary based on individual characteristics of the insured, these charges may not be representative of the charge that you will pay. In particular, the initial amount of surrender charge depends on each policy's specific characteristics. Your financial professional can provide you with more information about these charges as they relate to the insured's particular characteristics. See "Deducting policy charges" under "More information about certain policy charges."

-----------------------------------------------------------------------------------
 TRANSACTION FEES
-----------------------------------------------------------------------------------
 CHARGE                   WHEN CHARGE IS DEDUCTED         AMOUNT DEDUCTED
-----------------------------------------------------------------------------------
PREMIUM CHARGE            From each premium               6% of each premium/(1)/
SURRENDER (TURNING IN)    Upon surrender                  Initial surrender charge
OF YOUR POLICY DURING                                     per $1,000 of initial
ITS FIRST 10 YEARS OR                                     base policy face amount
THE FIRST 10 YEARS AFTER                                  or per $1,000 of
YOU HAVE REQUESTED AN                                     requested base policy
INCREASE IN YOUR                                          face amount
POLICY'S FACE AMOUNT/(3)/                                 increase:/(2)/
                                                          Highest: $47.91
                                                          Lowest: $10.96
                                                          Representative:
                                                          $19.21/(4)/
REQUEST A DECREASE IN     Effective date of the decrease  A pro rata portion of
YOUR POLICY'S FACE AMOUNT                                 the charge that would
                                                          apply to a full
                                                          surrender at the time of
                                                          the decrease.
TRANSFERS AMONG           Upon transfer                   $25 per transfer./(5)/
INVESTMENT OPTIONS
ADDING A LIVING BENEFITS  At the time of the transaction  $100 (if elected after
RIDER                                                     policy issue)
EXERCISE OF OPTION TO     At the time of the transaction  $250
RECEIVE A "LIVING
BENEFIT"

SPECIAL SERVICES CHARGES

..   Wire transfer         At the time of the transaction  Current and Maximum
    charge/(6)/                                           Charge: $90

..   Express mail          At the time of the transaction  Current and Maximum
    charge/(6)/                                           Charge: $35

..   Policy illustration   At the time of the transaction  Current and Maximum
    charge/(7)/                                           Charge: $25

..   Duplicate policy      At the time of the transaction  Current and Maximum
    charge/(7)/                                           Charge: $35

..   Policy history        At the time of the transaction  Current and Maximum
    charge/(7)(8)/                                        Charge: $50

..   Charge for returned   At the time of the transaction  Current and Maximum
    payments/(7)/                                         Charge: $25
-----------------------------------------------------------------------------------

This table shows the fees and expenses that you will pay periodically during the time that you own the Policy, not including underlying Trust portfolio fees and expenses.
-----------------------------------------------------------------------------------

 PERIODIC CHARGES OTHER
 THAN UNDERLYING TRUST
 PORTFOLIO OPERATING
 EXPENSES
--------------------------------------------------------------------------------------------------------
 CHARGE                   WHEN CHARGE IS DEDUCTED  AMOUNT DEDUCTED
--------------------------------------------------------------------------------------------------------
ADMINISTRATIVE            Monthly                  (1)Policy Year
CHARGE/(9)/                                                                   Amount deducted

                                                      1                       $20

                                                      2+                      $15
--------------------------------------------------------------------------------------------------------

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

-----------------------------------------------------------------------------------------------------
 PERIODIC CHARGES OTHER THAN UNDERLYING
 TRUST PORTFOLIO OPERATING EXPENSES
-----------------------------------------------------------------------------------------------------
 CHARGE                            WHEN CHARGE IS DEDUCTED  AMOUNT DEDUCTED
-----------------------------------------------------------------------------------------------------

                                                            plus
                                                            (2)Charge per $1,000 of the initial
                                                               base policy face amount and any
                                                               requested base policy face amount
                                                               increase that exceeds the highest
                                                               previous face amount:
                                                              Policy Years 1-10 (and any 10 year
                                                              period following a face amount
                                                              increase):
                                                              Highest: $0.30
                                                              Lowest: $0.06
                                                              Representative: $0.07/(4)/
COST OF INSURANCE CHARGE/(9)(10)/  Monthly                  Chargeper $1,000 of the amount for
                                                                  which we are at risk:/(11)/
                                                            Highest:$83.34
                                                            Lowest:$0.06
                                                            Representative:$0.14/(12)/

MORTALITY AND EXPENSE RISK CHARGE   Monthly  Policy Year     Annual % of
                                             1-10            your value in
                                             11+             our variable
                                                             investment
                                                             options
                                                             1.00%
                                                             0.50%

LOAN INTEREST SPREAD/(13)/   On each policy anniversary (or on loan  1%of loan amount.
                             termination, if earlier)
OPTIONAL RIDER CHARGES       While the rider is in effect
CHILDREN'S TERM INSURANCE    Monthly                                 Charge per $1,000
                                                                     of rider benefit
                                                                     amount:
                                                                     $0.50
DISABILITY DEDUCTION WAIVER  Monthly                                 Percentage of all
                                                                     other monthly
                                                                     charges:
                                                                     Highest: 132%
                                                                     Lowest: 7%
                                                                     Representative:
                                                                     12%/(12)/
DISABILITY PREMIUM WAIVER    Monthly                                 Charge for
                                                                     disability premium
                                                                     waiver per $1,000
                                                                     of benefit for
                                                                     which such rider is
                                                                     purchased:/(14)/
                                                                       Initial base
                                                                       policy face
                                                                       amount:/(15)/
                                                                       Highest: $0.69
                                                                       Lowest: $0.02
                                                                       Representative:
                                                                       $0.07/(12)/
                                                                       Children's term
                                                                       insurance:
                                                                       Highest: $0.03
                                                                       Lowest: $0.01
                                                                       Representative:
                                                                       $0.01/(12)/
                                                                       Long Term Care
                                                                       Services/SM/
                                                                       Rider:
                                                                       Highest: $0.02
                                                                       Lowest: $0.0009
                                                                       Representative:
                                                                       $0.003/(12)/
LONG-TERM CARE SERVICES/SM/  Monthly                                 Charge per $1,000
RIDER                                                                of the amount for
                                                                     which we are at
                                                                     risk:/(16)/
                                                                     Highest: $1.18
                                                                     Lowest: $0.08
                                                                     Representative:
                                                                     $0.22/(17)/
------------------------------------------------------------------------------------------

(1)Currently, we reduce this charge to 4% after an amount equal to two "target premiums" has been paid. The "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, as well as the policy's face amount, among other factors. If your policy includes the accounting benefit endorsement, a portion of the deductions from premiums will be refunded upon surrender within the first three policy years (see "Accounting benefit endorsement" in "More information about policy features and benefits" later in this prospectus). A similar charge applies to premiums attributed to requested face amount increases that are above your highest previous face amount.
(2)If your policy includes the accounting benefit endorsement, the surrender charges are reduced (see "Accounting benefit endorsement" in "More information about policy features and benefits" later in this prospectus).
(3)The surrender charge attributable to an increase in your policy's face amount is in addition to any remaining surrender charge attributable to the policy's initial face amount.
(4)This representative amount is the rate we guarantee for a representative insured male age 35 at issue or at the time of a requested face amount increase, in the preferred non-tobacco user risk class.
(5)No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automatic transfer service or asset rebalancing service as discussed later in this prospectus.
(6)Unless you specify otherwise, this charge will be deducted from the amount you request.

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

(7)The charge for this service must be paid using funds outside of your policy. Please see "Deducting policy charges" under "More information about certain policy charges" for more information.
(8)The charge for this service may be less depending on the policy history you request. Please see "Deducting policy charges" under "More information about certain policy charges" for more information.
(9)Not applicable after the insured person reaches age 100.
(10)Insured persons who present particular health, occupational or vocational risks may be charged other additional charges as specified in their policies.
(11)Our amount "at risk" is the difference between the amount of death benefit and the policy account value as of the deduction date.
(12)This representative amount is the rate we guarantee in the first policy year for a representative insured male age 35 at issue in the preferred non-tobacco user risk class.
(13)We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit.
(14)Amount charged equals the sum of disability premium waiver rider charges corresponding to the base policy, any children's term insurance and/or any Long Term Care Services/SM/ Rider that you have added to your policy and to any base policy face amount increases.
(15)The monthly charges corresponding to the base policy will be adjusted proportionately to any face amount reduction made at your request or resulting from a partial withdrawal under death benefit Option A.
(16)Our amount "at risk" for this rider is the long-term care specified amount minus your policy account value, but not less than zero.
(17)This representative amount is the rate we guarantee for a representative insured male age 35 at issue in the preferred non-tobacco user risk class.

You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the Policy. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE TRUST PROSPECTUS FOR THAT PORTFOLIO.


---------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
---------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees and/or  Lowest Highest
other expenses)/(1)/                                                                        0.59% 1.94%
---------------------------------------------------------------------------------------------------------



(1)"Total Annual Portfolio Operating Expenses" may be based, in part, on estimated amounts of such expenses. Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2019 ("Expense Limitation Arrangement") (unless the Trust's Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2019. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.



--------------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
--------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses after the effect of Expense Limitation Arrangements/(/*/)/  Lowest Highest
                                                                                                      0.59%  1.50%
--------------------------------------------------------------------------------------------------------------------


   (*)"Total Annual Portfolio Operating Expenses" may be based, in part, on estimated amounts of such expenses.

HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

In your application for a policy, you tell us from which investment options you want us to take the policy's monthly deductions as they fall due. You can change these instructions at any time. If we cannot deduct the charge as your most current instructions direct, we will allocate the deduction among your investment options proportionately to your value in each. If the paid-up death benefit guarantee is in effect, we will allocate the deduction among your investment options proportionately to your value in each.

CHANGES IN CHARGES

We reserve the right in the future to (1) make a charge for certain taxes or reserves set aside for taxes (see "Our taxes" under "Tax information" later in this prospectus) that might be imposed on us; (2) make a charge for the operating expenses of our variable investment options (including, without limitation, SEC registration fees and related legal counsel fees and auditing fees); or (3) change our other current policy charges (in no event will they exceed the maximum charges guaranteed in your policy).

Any changes that we make in our current charges or charge rates will be on a basis that is equitable to all policy holders of a given class, and will be determined based on reasonable assumptions as to expenses, mortality, policy and contract claims, taxes, investment income and lapses. Any changes in charges may apply to then in force policies, as well as to new policies. You will be notified in writing of any changes in charges under your policy.

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

3. Who is AXA Equitable?


--------------------------------------------------------------------------------


We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc., which is an indirect majority owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the majority shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the policies. AXA Equitable is solely responsible for paying all amounts owed to you under your policy.

AXA Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $669.9 billion in assets as of December 31, 2017. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

HOW TO REACH US

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Administrative Office as listed below for the purposes described. Please refer to "Telephone and Internet requests" for effective dates for processing telephone, Internet and fax requests, later in this prospectus.
--------------------------------------------------------------------------------
 BY MAIL:

AT THE POST OFFICE BOX FOR OUR ADMINISTRATIVE OFFICE:

  AXA Equitable -- AXA Life Operations Center
  P.O. Box 1047
  Charlotte, North Carolina 28201-1047
--------------------------------------------------------------------------------
 BY EXPRESS DELIVERY ONLY:

AT THE STREET ADDRESS FOR OUR ADMINISTRATIVE OFFICE:

  AXA Equitable -- AXA Life Operations Center
  8501 IBM Drive, Suite 150
  Charlotte, North Carolina 28262-4333
  1-704-341-7000 (for express delivery purposes only)
--------------------------------------------------------------------------------
 BY PHONE:

Policy information, basic transactions, forms and statements are available 24 hours a day -- 7 days a week through AXA Equitable's Interactive Telephone Service.

AXA Equitable's Interactive Telephone Service provides the gateway to personal assisted service, Monday through Friday, 8 AM to 7 PM, Eastern Time:
1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.).
--------------------------------------------------------------------------------
 BY E-MAIL:

  life-service@axa.us.com
--------------------------------------------------------------------------------
 BY FAX:

  1-855-268-6378
--------------------------------------------------------------------------------
 BY INTERNET:

You may register for online account access at www.axa.com or us.axa.com for those outside the U.S. Our website provides access to account information and customer service. After registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.

REQUIRED FORMS. We require that the following types of communications be on specific forms we provide for that purpose:

(1)request for our automatic transfer service (our dollar cost averaging service);

(2)request for our asset rebalancing service;

(3)transfers among Investment options (if submitted by e-mail);

(4)designation of new policy owner(s); and

(5)designation of new beneficiary(ies).

OTHER REQUESTS. We also have specific forms that we recommend you use for the following:

(a)policy surrenders;

(b)transfers among investment options (not submitted by e-mail);

(c)changes in allocation percentages for premiums and deductions; and

(d)electing the paid up death benefit guarantee.

You can also change your allocation percentages, transfer among investment options and/or change your address (1) by toll-free phone and assisted service,
(2) over the Internet, through axa.com or us.axa.com for those outside the U.S., or (3) by writing our Administrative Office. For more information about transaction requests you can make by phone or over the Internet, see "How to make transfers" and "Telephone and Internet requests" later in this prospectus.

Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing." (See "Disruptive transfer activity" in "More information about other matters.")

FORMAL REQUIREMENTS. Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, title (if applicable), the insured person's name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.

ABOUT OUR SEPARATE ACCOUNT FP

Each variable investment option is a part (or "subaccount") of our Separate Account FP. We established Separate Account FP under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable life insurance policies. We are the legal owner of all of the assets in Separate Account FP and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our policies. For example, we may withdraw amounts from

                             WHO IS AXA EQUITABLE?

Separate Account FP that represent our investments in Separate Account FP or that represent fees and charges under the policies that we have earned. Income, gains and losses credited to, or charged against Separate Account FP reflect its own investment experience and not the investment experience of AXA Equitable's other assets.

Separate Account FP is registered with the SEC under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account FP. Although the Separate Account is registered, the SEC does not monitor the activity of Separate Account FP on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) of Separate Account FP available under Incentive Life(R) '06 invests solely in the applicable class of shares issued by the corresponding Portfolio of the applicable Trust. Separate Account FP immediately reinvests all dividends and other distributions it receives from a Portfolio in additional shares of that class in that Portfolio.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable life insurance and/or annuity products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. EQ Advisors Trust and AXA Premier VIP Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our policy owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our policy owners, we will see to it that appropriate action is taken to do so.

YOUR VOTING PRIVILEGES

VOTING OF PORTFOLIO SHARES. As the legal owner of any Portfolio shares that support a variable investment option, we will attend (and have the right to vote at) any meeting of shareholders of the Portfolio (or the Trusts). To satisfy currently-applicable legal requirements, however, we will give you the opportunity to tell us how to vote the number of each Portfolio's shares that are attributable to your policy. The number of full and fractional votes you are entitled to will be determined by dividing the policy account value (minus any policy indebtedness) allocable to an investment option by the net asset value per unit for the Portfolio underlying that investment option. We will vote shares attributable to policies for which we receive no instructions in the same proportion as the instructions we do receive from all policies that participate in our Separate Account FP (discussed below). With respect to any Portfolio shares that we are entitled to vote directly (because we do not hold them in a separate account or because they are not attributable to policies), we will vote in proportion to the instructions we have received from all holders of variable annuity and variable life insurance policies who are using that Portfolio. One effect of proportional voting is that a small number of policy owners may control the outcome of a vote.

Under current legal requirements, we may disregard the voting instructions we receive from policy owners only in certain narrow circumstances prescribed by SEC regulations. If we do, we will advise you of the reasons in the next annual or semiannual report we send to you.

VOTING AS POLICY OWNER. In addition to being able to instruct voting of Portfolio shares as discussed above, policy owners that use our variable investment options may in a few instances be called upon to vote on matters that are not the subject of a shareholder vote being taken by any Portfolio. If so, you will have one vote for each $100 of policy account value in any such option; and we will vote our interest in Separate Account FP in the same proportion as the instructions we receive from holders of Incentive Life(R) '06 and other policies that Separate Account FP supports.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust serves for the benefit of each Trust's shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

                             WHO IS AXA EQUITABLE?

4. About the Portfolios of the Trusts

--------------------------------------------------------------------------------


We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment adviser of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, AXA FMG has entered into sub-advisory agreements with one or more other investment advisers (the "sub-advisers") to carry out investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.


You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG, a wholly owned subsidiary of AXA Equitable, receives management fees and administrative fees in connection with the services it provides to the Portfolios. As such, it may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

As a policy owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some affiliated Portfolios invest in other affiliated Portfolios (the "AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer policy owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to policy owners and/or suggest that policy owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your policy. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.


As described in more detail in the Portfolio prospectuses, the AXA Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy") and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.


The AXA Managed Volatility Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy, and the AXA Fund of Fund Portfolios that invest in other Portfolios that use the AXA volatility management strategy, are identified below in the chart by a "(check mark) " under the column entitled "Volatility Management."

Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. During rising markets, the AXA volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy or, in the case of the AXA Fund of Fund Portfolios, that invest exclusively in other Portfolios that do not use the volatility management strategy. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the AXA volatility management strategy. Any such Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your account value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

Portfolio allocations in certain AXA variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

   (a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and

   (b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

PORTFOLIOS OF THE TRUSTS


------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST
 CLASS B SHARES                                                   INVESTMENT ADVISER (OR                   VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                    SUB-ADVISER(S), AS APPLICABLE)           MANAGEMENT
------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE       Seeks to achieve long-term capital           .   AXA Equitable Funds Management       (check mark)
  ALLOCATION         appreciation.                                    Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE     Seeks to achieve a high level of current     .   AXA Equitable Funds Management       (check mark)
  ALLOCATION         income.                                          Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA                  Seeks to achieve current income and          .   AXA Equitable Funds Management       (check mark)
  CONSERVATIVE-PLUS  growth of capital, with a greater                Group, LLC
  ALLOCATION         emphasis on current income.
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE         Seeks to achieve long-term capital           .   AXA Equitable Funds Management       (check mark)
  ALLOCATION         appreciation and current income.                 Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS    Seeks to achieve long-term capital           .   AXA Equitable Funds Management       (check mark)
  ALLOCATION         appreciation and current income, with a          Group, LLC
                     greater emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/          Seeks to achieve high total return through   .   AXA Equitable Funds Management
  MULTI-SECTOR BOND  a combination of current income and              Group, LLC
                     capital appreciation.
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL    Seeks to achieve long-term growth of         .   AXA Equitable Funds Management
  CAP GROWTH         capital.                                         Group, LLC
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL    Seeks to achieve long-term growth of         .   AXA Equitable Funds Management
  CAP VALUE          capital.                                         Group, LLC
------------------------------------------------------------------------------------------------------------------------
TARGET 2025          Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION         consistent with its asset mix. Total return      Group, LLC
                     includes capital growth and income.
------------------------------------------------------------------------------------------------------------------------
TARGET 2035          Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION         consistent with its asset mix. Total return      Group, LLC
                     includes capital growth and income.
------------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

----------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST
 CLASS B SHARES                                                   INVESTMENT ADVISER (OR                   VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                    SUB-ADVISER(S), AS APPLICABLE)           MANAGEMENT
----------------------------------------------------------------------------------------------------------------------
TARGET 2045          Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION         consistent with its asset mix. Total return      Group, LLC
                     includes capital growth and income.
----------------------------------------------------------------------------------------------------------------------
TARGET 2055          Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION         consistent with its asset mix. Total return      Group, LLC
                     includes capital growth and income.


----------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 CLASS IB SHARES                                                INVESTMENT ADVISER (OR                   VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                  SUB-ADVISER(S), AS APPLICABLE)           MANAGEMENT
----------------------------------------------------------------------------------------------------------------------
1290 VT CONVERTIBLE  Seeks a high level of total return.        .   AXA Equitable Funds Management
  SECURITIES                                                        Group, LLC
                                                                .   Palisade Capital Management, L.L.C.
----------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE   Seeks to achieve total return from long-   .   DoubleLine Capital LP
  DYNAMIC ALLOCATION term capital appreciation and income.
----------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE   Seeks to maximize current income and       .   DoubleLine Capital LP
  OPPORTUNISTIC BOND total return.
----------------------------------------------------------------------------------------------------------------------
1290 VT EQUITY       Seeks a combination of growth and          .   Barrow, Hanley, Mewhinney & Strauss
  INCOME             income to achieve an above-average and         LLC
                     consistent total return.
----------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO        Seeks to achieve capital appreciation.     .   GAMCO Asset Management, Inc.
  MERGERS &
  ACQUISITIONS
----------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL  Seeks to maximize capital appreciation.    .   GAMCO Asset Management, Inc.
  COMPANY VALUE
----------------------------------------------------------------------------------------------------------------------
1290 VT SMARTBETA    Seeks to achieve long-term capital         .   AXA Rosenberg Management, LLC
  EQUITY             appreciation.
----------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY     Seeks to track the investment results of   .   BlackRock Investment Management, LLC
  RESPONSIBLE        the MSCI KLD 400 Social Index.
----------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH -   Seeks long-term capital appreciation and   .   AXA Equitable Funds Management
  ALT 20             current income.                                Group, LLC
----------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED      Seeks to achieve long-term growth of       .   AllianceBernstein L.P.               (check mark)
  VOLATILITY         capital with an emphasis on risk-adjusted  .   AXA Equitable Funds Management
                     returns and managing volatility in the         Group, LLC
                     Portfolio.                                 .   BlackRock Investment Management, LLC
----------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED      Seeks to achieve long-term growth of       .   AllianceBernstein L.P.               (check mark)
  VOLATILITY         capital with an emphasis on risk-adjusted  .   AXA Equitable Funds Management
                     returns and managing volatility in the         Group, LLC
                     Portfolio.                                 .   BlackRock Investment Management, LLC
----------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED     Seeks to achieve long-term growth of       .   AllianceBernstein L.P.               (check mark)
  VOLATILITY         capital with an emphasis on risk-adjusted  .   AXA Equitable Funds Management
                     returns and managing volatility in the         Group, LLC
                     Portfolio.                                 .   BlackRock Investment Management, LLC
----------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP     Seeks to achieve long-term growth of       .   AllianceBernstein L.P.
  GROWTH             capital.                                   .   AXA Equitable Funds Management
                                                                    Group, LLC
----------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

----------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 CLASS IB SHARES                                                INVESTMENT ADVISER (OR                   VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                  SUB-ADVISER(S), AS APPLICABLE)           MANAGEMENT
----------------------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE      Seeks to achieve long-term capital         .   ClearBridge Investments, LLC
  LARGE CAP GROWTH   growth.
----------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY    Seeks to achieve long-term capital         .   AXA Equitable Funds Management       (check mark)
  MANAGED VOLATILITY appreciation with an emphasis on risk-         Group, LLC
                     adjusted returns and managing volatility   .   BlackRock Investment Management, LLC
                     in the Portfolio.                          .   Morgan Stanley Investment
                                                                    Management Inc.
                                                                .   OppenheimerFunds, Inc.
----------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL    Seeks to achieve long-term growth of       .   AXA Equitable Funds Management       (check mark)
  CORE MANAGED       capital with an emphasis on risk-adjusted      Group, LLC
  VOLATILITY         returns and managing volatility in the     .   BlackRock Investment Management, LLC
                     Portfolio.                                 .   EARNEST Partners, LLC
                                                                .   Massachusetts Financial Services
                                                                    Company d/b/a MFS Investment
                                                                    Management
                                                                .   Federated Global Investment
                                                                    Management Corp.
----------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL    Seeks to achieve long-term growth of       .   AllianceBernstein L.P.               (check mark)
  MANAGED VOLATILITY capital with an emphasis on risk-adjusted  .   AXA Equitable Funds Management
                     returns and managing volatility in the         Group, LLC
                     Portfolio.                                 .   BlackRock Investment Management, LLC
----------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL    Seeks to provide current income and long-  .   AXA Equitable Funds Management       (check mark)
  VALUE MANAGED      term growth of income, accompanied by          Group, LLC
  VOLATILITY         growth of capital with an emphasis on      .   BlackRock Investment Management, LLC
                     risk-adjusted returns and managing         .   Northern Cross, LLC
                     volatility in the Portfolio.
----------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE Seeks to achieve capital growth.           .   Janus Capital Management LLC
----------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE   Seeks to achieve long-term growth of       .   AXA Equitable Funds Management       (check mark)
  MANAGED VOLATILITY capital with an emphasis on risk-adjusted      Group, LLC
                     returns and managing volatility in the     .   BlackRock Investment Management, LLC
                     Portfolio.                                 .   Capital Guardian Trust Company
                                                                .   Vaughan Nelson Investment Management
                                                                .   Thornburg Investment Management,
                                                                    Inc.
----------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP        Seeks to provide long-term capital growth  .   AXA Equitable Funds Management       (check mark)
  GROWTH MANAGED     with an emphasis on risk-adjusted returns      Group, LLC
  VOLATILITY         and managing volatility in the Portfolio.  .   BlackRock Investment Management, LLC
                                                                .   HS Management Partners, LLC
                                                                .   Loomis, Sayles & Company, L.P.
                                                                .   Polen Capital Management, LLC
                                                                .   T. Rowe Price Associates, Inc.
----------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 CLASS IB SHARES                                                  INVESTMENT ADVISER (OR                   VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                    SUB-ADVISER(S), AS APPLICABLE)           MANAGEMENT
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE  Seeks to achieve long-term growth of         .   AllianceBernstein L.P.               (check mark)
  MANAGED VOLATILITY capital with an emphasis on risk-adjusted    .   AXA Equitable Funds Management
                     returns and managing volatility in the           Group, LLC
                     Portfolio.                                   .   BlackRock Investment Management, LLC
                                                                  .   Massachusetts Financial Services
                                                                      Company d/b/a MFS Investment
                                                                      Management
------------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES    Seeks to achieve capital appreciation.       .   Loomis, Sayles & Company, L.P.
  GROWTH
------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE    Seeks to achieve long-term capital           .   AXA Equitable Funds Management       (check mark)
  MANAGED VOLATILITY appreciation with an emphasis on risk            Group, LLC
                     adjusted returns and managing volatility     .   BlackRock Investment Management, LLC
                     in the Portfolio.                            .   Diamond Hill Capital Management,
                                                                      Inc.
                                                                  .   Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC   Seeks to achieve capital appreciation and    .   BlackRock Investment Management, LLC
  VALUE EQUITY       secondarily, income.
------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN  Seeks to achieve long-term growth of         .   Capital Guardian Trust Company
  RESEARCH           capital.
------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK      Seeks to achieve a total return before       .   AllianceBernstein L.P.
  INDEX              expenses that approximates the total
                     return performance of the Russell 3000(R)
                     Index, including reinvestment of
                     dividends, at a risk level consistent with
                     that of the Russell 3000(R) Index.
------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX   Seeks to achieve a total return before       .   SSgA Funds Management, Inc.
                     expenses that approximates the total return
                     performance of the Bloomberg Barclays U.S.
                     Intermediate Government/Credit Bond
                     Index, including reinvestment of dividends,
                     at a risk level consistent with that of the
                     Bloomberg Barclays U.S. Intermediate
                     Government/Credit Bond Index.
------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX  Seeks to achieve a total return before       .   AllianceBernstein L.P.
                     expenses that approximates the total
                     return performance of the Standard &
                     Poor's 500 Composite Stock Price Index,
                     including reinvestment of dividends, at a
                     risk level consistent with that of the
                     Standard & Poor's 500 Composite Stock
                     Price Index.
------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS  Seeks to achieve capital growth and          .   AXA Equitable Funds Management
                     current income.                                  Group, LLC
                                                                  .   BlackRock Investment Management, LLC
                                                                  .   Wells Fargo Asset Management
                                                                      (International) LLC
                                                                  .   Wells Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

--------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 CLASS IB SHARES                                                      INVESTMENT ADVISER (OR                   VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                        SUB-ADVISER(S), AS APPLICABLE)           MANAGEMENT
--------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE      Seeks to achieve a total return before           .   SSgA Funds Management, Inc.
  GOVERNMENT BOND    expenses that approximates the total return
                     performance of the Bloomberg Barclays
                     U.S. Intermediate Government Bond Index,
                     including reinvestment of dividends, at a
                     risk level consistent with that of the
                     Bloomberg Barclays U.S. Intermediate
                     Government Bond Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL     Seeks to achieve a total return (before          .   AllianceBernstein L.P.
  EQUITY INDEX       expenses) that approximates the total
                     return performance of a composite index
                     comprised of 40% DJ Euro STOXX 50
                     Index, 25% FTSE 100 Index, 25% TOPIX
                     Index, and 10% S&P/ASX 200 Index,
                     including reinvestment of dividends, at a
                     risk level consistent with that of the
                     composite index.
--------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK  Seeks to achieve capital growth and              .   Invesco Advisers, Inc.
                     income.
--------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE    Seeks to achieve long-term capital               .   J.P. Morgan Investment
  OPPORTUNITIES      appreciation.                                        Management Inc.
--------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH  Seeks to achieve a total return before           .   AllianceBernstein L.P.
  INDEX              expenses that approximates the total
                     return performance of the Russell 1000(R)
                     Growth Index, including reinvestment of
                     dividends at a risk level consistent with
                     that of the Russell 1000(R) Growth Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE   Seeks to achieve a total return before           .   SSgA Funds Management, Inc.
  INDEX              expenses that approximates the total
                     return performance of the Russell 1000(R)
                     Value Index, including reinvestment of
                     dividends, at a risk level consistent with
                     that of the Russell 1000(R) Value Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/MFS               Seeks to achieve capital appreciation.           .   Massachusetts Financial Services
  INTERNATIONAL                                                           Company d/b/a MFS Investment
  GROWTH                                                                  Management
--------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX     Seeks to achieve a total return before           .   SSgA Funds Management, Inc.
                     expenses that approximates the total return
                     performance of the Standard & Poor's Mid
                     Cap 400 Index, including reinvestment of
                     dividends, at a risk level consistent with that
                     of the Standard & Poor's Mid Cap 400
                     Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET/(1)/ Seeks to obtain a high level of current          .   The Dreyfus Corporation
                     income, preserve its assets and maintain
                     liquidity.
--------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA       Seeks to generate a return in excess of          .   Pacific Investment Management
  SHORT BOND         traditional money market products while              Company LLC
                     maintaining an emphasis on preservation
                     of capital and liquidity.
--------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS Seeks to achieve high current income             .   AllianceBernstein L.P.
                     consistent with moderate risk to capital.        .   AXA Equitable Funds Management
                                                                          Group, LLC
                                                                      .   Pacific Investment Management
                                                                          Company LLC
--------------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

---------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 CLASS IB SHARES                                                 INVESTMENT ADVISER (OR                   VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                   SUB-ADVISER(S), AS APPLICABLE)           MANAGEMENT
---------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY     Seeks to replicate as closely as possible   .   AllianceBernstein L.P.
  INDEX              (before expenses) the total return of the
                     Russell 2000(R) Index.
---------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE     Seeks to achieve long-term capital          .   T. Rowe Price Associates, Inc.
  GROWTH STOCK       appreciation and secondarily, income.
---------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND    Seeks to achieve total return through       .   UBS Global Asset Management
  INCOME             capital appreciation with income as a           (Americas) Inc.
                     secondary consideration.
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve long-term growth of        .   AllianceBernstein L.P.
  AGGRESSIVE EQUITY  capital.                                    .   AXA Equitable Funds Management
                                                                     Group, LLC
                                                                 .   ClearBridge Investments, LLC
                                                                 .   Scotia Institutional Asset
                                                                     Management US, Ltd.
                                                                 .   T. Rowe Price Associates, Inc.
                                                                 .   Westfield Capital Management
                                                                     Company, L.P.
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE    Seeks to achieve a balance of high current  .   AXA Equitable Funds Management
  BOND               income and capital appreciation,                Group, LLC
                     consistent with a prudent level of risk.    .   BlackRock Financial Management, Inc.
                                                                 .   DoubleLine Capital LP
                                                                 .   Pacific Investment Management
                                                                     Company LLC
                                                                 .   SSgA Funds Management, Inc.
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID     Seeks to achieve long-term growth of        .   AllianceBernstein L.P.
  CAP GROWTH         capital.                                    .   AXA Equitable Funds Management
                                                                     Group, LLC
                                                                 .   BlackRock Investment Management, LLC
                                                                 .   Franklin Advisers, Inc.
                                                                 .   Wellington Management Company, LLP
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID     Seeks to achieve long-term growth of        .   AXA Equitable Funds Management
  CAP VALUE          capital.                                        Group, LLC
                                                                 .   BlackRock Investment Management, LLC
                                                                 .   Diamond Hill Capital Management,
                                                                     Inc.
                                                                 .   Lord, Abbett & Co. LLC
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve long-term growth of        .   Allianz Global Investors U.S. LLC
  TECHNOLOGY         capital.                                    .   AXA Equitable Funds Management
                                                                     Group, LLC
                                                                 .   SSgA Funds Management, Inc.
                                                                 .   Wellington Management Company, LLP
---------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

-------------------------------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE
 FUNDS) -- SERIES II                                                           INVESTMENT ADVISER (OR
 PORTFOLIO NAME       OBJECTIVE                                                SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL   The fund's investment objective is total return through  .   Invesco Advisers, Inc.
  REAL ESTATE FUND    growth of capital and current income.                    .   Sub-Adviser: Invesco
                                                                                   Asset Management Limited
-------------------------------------------------------------------------------------------------------------
INVESCO V.I.          The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  INTERNATIONAL       capital.
  GROWTH FUND
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID      The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  CAP CORE EQUITY     capital.
  FUND
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL    The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  CAP EQUITY FUND     capital.


---------------------------------------------------------------------------------------------------------
 AMERICAN CENTURY
 VARIABLE
 PORTFOLIOS, INC.
 -- CLASS II                                                               INVESTMENT ADVISER (OR
 PORTFOLIO NAME      OBJECTIVE                                             SUB-ADVISER(S), AS APPLICABLE)
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP  The fund seeks long-term capital growth. Income is a  .   American Century
  MID CAP VALUE FUND secondary objective.                                      Investment Management,
                                                                               Inc.


-------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
 INSURANCE SERIES(R)
 PORTFOLIO NAME --                                                             INVESTMENT ADVISER (OR
 CLASS 4 SHARES       OBJECTIVE                                                SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
GLOBAL SMALL          The fund's investment objective is to provide long-term  .   Capital Research and
  CAPITALIZATION      growth of capital.                                           Management Company
  FUND/SM/
-------------------------------------------------------------------------------------------------------------
NEW WORLD FUND(R)     The fund's investment objective is long-term capital     .   Capital Research and
                      appreciation.                                                Management Company


-------------------------------------------------------------------------------------------------------------
 FIDELITY(R)
 VARIABLE INSURANCE
 PRODUCTS (VIP) -
 SERVICE CLASS 2                                                               INVESTMENT ADVISER (OR
 PORTFOLIO NAME      OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks long-term capital appreciation.                     .   Fidelity Management &
  CONTRAFUND(R)                                                                    Research Company (FMR)
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks high total return through a combination of current  .   Fidelity Management &
  GROWTH & INCOME    income and capital appreciation.                              Research Company (FMR)
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID  Seeks long-term growth of capital.                        .   Fidelity Management &
  CAP PORTFOLIO                                                                    Research Company (FMR)


----------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON
 VARIABLE INSURANCE
 PRODUCTS TRUST --
 CLASS 2                                                                          INVESTMENT ADVISER (OR
 PORTFOLIO NAME      OBJECTIVE                                                    SUB-ADVISER(S), AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------
FRANKLIN MUTUAL      The Fund's principal investment goal is capital              .   Franklin Mutual Advisers,
  SHARES VIP FUND    appreciation. Its secondary goal is income.                      LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN RISING      Seeks long-term capital appreciation, with preservation of   .   Franklin Advisory
  DIVIDENDS VIP FUND capital as an important consideration.                           Services, LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP   Seeks long-term total return.                                .   Franklin Advisory
  VALUE VIP FUND                                                                      Services, LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC   The Fund's principal investment goal is to seek a high       .   Franklin Advisers, Inc.
  INCOME VIP FUND    level of current income. Its secondary goal is capital
                     appreciation over long term.
----------------------------------------------------------------------------------------------------------------
TEMPLETON            Seeks long-term capital appreciation.                        .   Templeton Asset
  DEVELOPING                                                                          Management Ltd.
  MARKETS VIP FUND
----------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL     Seeks high current income, consistent with preservation of   .   Franklin Advisers, Inc.
  BOND VIP FUND      capital. Capital appreciation is a secondary consideration.
----------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH     Seeks long-term capital growth.                              .   Templeton Global Advisors
  VIP FUND                                                                            Limited


------------------------------------------------------------------------------------------
 GOLDMAN SACHS
 VARIABLE
 INSURANCE TRUST --
 SERVICE SHARES                                             INVESTMENT ADVISER (OR
 PORTFOLIO NAME      OBJECTIVE                              SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT    Seeks long-term capital appreciation.  .   Goldman Sachs Asset
  MID CAP VALUE FUND                                            Management, L.P.
------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

-------------------------------------------------------------------------------------------------------------
 IVY VARIABLE
 INSURANCE
 PORTFOLIOS                                                                    INVESTMENT ADVISER (OR
 PORTFOLIO NAME      OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
IVY VIP ENERGY       To seek to provide capital growth and appreciation.       .   Ivy Investment Management
                                                                                   Company (IICO)
-------------------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME  To seek to provide total return through a combination of  .   Ivy Investment Management
                     high current income and capital appreciation.                 Company (IICO)
-------------------------------------------------------------------------------------------------------------
IVY VIP MID CAP      To seek to provide growth of capital.                     .   Ivy Investment Management
  GROWTH                                                                           Company (IICO)
-------------------------------------------------------------------------------------------------------------
IVY VIP SCIENCE AND  To seek to provide growth of capital.                     .   Ivy Investment Management
  TECHNOLOGY                                                                       Company (IICO)
-------------------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP    To seek to provide growth of capital.                     .   Ivy Investment Management
  GROWTH                                                                           Company (IICO)


------------------------------------------------------------------------------------------
 LAZARD RETIREMENT
 SERIES, INC. --
 SERVICE SHARES                                             INVESTMENT ADVISER (OR
 PORTFOLIO NAME      OBJECTIVE                              SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------
LAZARD RETIREMENT    Seeks long-term capital appreciation.  .   Lazard Asset Management
  EMERGING MARKETS                                              LLC
  EQUITY PORTFOLIO


--------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS --
 SERVICE CLASS                                                            INVESTMENT ADVISER (OR
 PORTFOLIO NAME       OBJECTIVE                                           SUB-ADVISER(S), AS APPLICABLE)
--------------------------------------------------------------------------------------------------------
MFS(R)                The fund's investment objective is to seek capital  .   Massachusetts Financial
  INTERNATIONAL       appreciation.                                           Services Company
  VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------
MFS(R)                The fund's investment objective is to seek capital  .   Massachusetts Financial
  MASSACHUSETTS       appreciation.                                           Services Company
  INVESTORS GROWTH
  STOCK PORTFOLIO
--------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS      The fund's investment objective is to seek capital  .   Massachusetts Financial
  TRUST SERIES        appreciation.                                           Services Company


-----------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE
 INSURANCE TRUST --
 ADVISOR CLASS                                                                     INVESTMENT ADVISER (OR
 PORTFOLIO NAME          OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------
PIMCO                    Seeks maximum real return consistent with prudent         .   Pacific Investment
  COMMODITYREALRETURN(R) investment management.                                        Management Company LLC
  STRATEGY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
PIMCO REAL RETURN        Seeks maximum real return, consistent with preservation   .   Pacific Investment
  PORTFOLIO              of real capital and prudent investment management.            Management Company LLC
-----------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN       Seeks maximum total return, consistent with preservation  .   Pacific Investment
  PORTFOLIO              of capital and prudent investment management.                 Management Company LLC
-----------------------------------------------------------------------------------------------------------------


 T. ROWE PRICE
 EQUITY SERIES, INC.                                                           INVESTMENT ADVISER (OR
 PORTFOLIO NAME       OBJECTIVE                                                SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
T. ROWE PRICE         Seeks a high level of dividend income and long-term      .   T. Rowe Price Associates,
  EQUITY INCOME       capital growth primarily through investments in stocks.      Inc.
  PORTFOLIO - II
-------------------------------------------------------------------------------------------------------------


 VANECK VIP TRUST --                                                             INVESTMENT ADVISER (OR
 INITIAL SHARES       OBJECTIVE                                                  SUB-ADVISER(S), AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL     Seeks long-term capital appreciation by investing          .   Van Eck Associates
  HARD ASSETS FUND    primarily in hard asset securities. Income is a secondary      Corporation
                      consideration.
---------------------------------------------------------------------------------------------------------------




(1)The Portfolio operates as a "government money market fund." The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF THE TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-777-6510 (FOR U.S. RESIDENTS) OR 1-704-341-7000 (OUTSIDE OF THE U.S.).

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

5. Determining your policy's value

--------------------------------------------------------------------------------

YOUR POLICY ACCOUNT VALUE

As set forth earlier in this prospectus, we deduct certain charges from each premium payment you make. We credit the rest of each premium payment to your "policy account value." You instruct us to allocate your policy account value to one or more of the policy's investment options indicated on the front cover of this prospectus.

Your policy account value is the total of (i) your amounts in our variable investment options, (ii) your amounts in our guaranteed interest option (other than in (iii)), and (iii) any amounts that we are holding to secure policy loans that you have taken (including any interest on those amounts which has not yet been allocated to the variable investment options). See "Borrowing from your policy" later in this prospectus. Your "net policy account value" is the total of (i) and (ii) above, plus any interest credited on loaned amounts, minus any interest accrued on outstanding loans and minus any "restricted" amounts that we hold in the guaranteed interest option as a result of any payment received under a living benefits rider. (Your policy and other supplemental material may refer to the account that holds the amounts in
(ii) and (iii) above as our "Guaranteed Interest Account.") Your policy account value is subject to certain charges discussed in "Risk/benefit summary: Charges and expenses you will pay" earlier in this prospectus.

--------------------------------------------------------------------------------
YOUR POLICY ACCOUNT VALUE WILL BE CREDITED WITH THE SAME RETURNS AS ARE
ACHIEVED BY THE PORTFOLIOS THAT YOU SELECT AND INTEREST CREDITED ON AMOUNTS IN THE GUARANTEED INTEREST OPTION, AND IS REDUCED BY THE AMOUNT OF CHARGES WE DEDUCT UNDER THE POLICY.
--------------------------------------------------------------------------------

YOUR POLICY'S VALUE IN OUR VARIABLE INVESTMENT OPTIONS. We invest the policy account value that you have allocated to any variable investment option in shares of the corresponding Portfolio. Your value in each variable investment option is measured by "units."

The number of your units in any variable investment option does not change, absent an event or transaction under your policy that involves moving assets into or out of that option. Whenever any amount is withdrawn or otherwise deducted from one of your policy's variable investment options, we "redeem" (cancel) the number of units that has a value equal to that amount. This can happen, for example, when all or a portion of monthly deductions and transaction-based charges are allocated to that option, or when loans, transfers, withdrawals and surrenders are made from that option. Similarly, you "purchase" additional units having the same value as the amount of any premium, loan repayment, or transfer that you allocate to that option.

The value of each unit will increase or decrease each business day, as though you had invested in the corresponding Portfolio's shares directly (and reinvested all dividends and distributions from the Portfolio in additional Portfolio shares). On any day, your value in any variable investment option equals the number of units credited to your policy under that option, multiplied by that day's value for one such unit. The mortality and expense risk charge mentioned earlier in this prospectus is calculated as a percentage of the value you have in the variable investment options and deducted monthly from your policy account based on your deduction allocations.

YOUR POLICY'S VALUE IN OUR GUARANTEED INTEREST OPTION. Your policy's value in our guaranteed interest option includes: (i) any amounts that have been allocated to that option, based on your request, and (ii) any "restricted" amounts that we hold in that option as a result of your election to receive a living benefit. See "Your option to receive a terminal illness living benefit" later in this prospectus. We credit all of such amounts with interest at rates we declare from time to time. We guarantee that these rates will not be less than a 2% effective annual rate.

Amounts may be allocated to or removed from your policy's value in our guaranteed interest option for the same purposes as described earlier in this prospectus for the variable investment options. We credit your policy with a number of dollars in that option that equals any amount that is being allocated to it. Similarly, if amounts are being removed from your guaranteed interest option for any reason, we reduce the amount you have credited to that option on a dollar-for-dollar basis.

                        DETERMINING YOUR POLICY'S VALUE

6. Transferring your money among our investment options

--------------------------------------------------------------------------------

TRANSFERS YOU CAN MAKE

--------------------------------------------------------------------------------
YOU CAN TRANSFER AMONG OUR VARIABLE INVESTMENT OPTIONS AND INTO OUR GUARANTEED INTEREST OPTION.
--------------------------------------------------------------------------------

After your policy's Allocation Date, you can transfer amounts from one investment option to another. Unless the paid up death benefit guarantee is in effect, there are no restrictions on transfers into the guaranteed interest option. However, transfers out of the guaranteed interest option and among our variable investment options are more limited. Currently, the total of all transfers you make on the same day must be at least $500; except that you may transfer your entire balance in an investment option, even if it is less than $500. We reserve the right to lower this $500 limit upon written notice to you. We also reserve the right to restrict transfers among variable investment options and transfers out of the guaranteed interest option as described in your policy, including limitations on the number, frequency, or dollar amount of transfers.

Certain transfer restrictions apply if the paid up death benefit guarantee is in effect. For more information, see "Paid up death benefit guarantee" in "More information about policy features and benefits." If your policy is placed on loan extension, we will transfer any remaining policy account value in the variable investment options to the guaranteed interest option. No transfers from the guaranteed interest option are permitted thereafter.

Please see "Investment options within your policy" in "Risk/benefit summary:
Policy features, benefits and risks" for more information about your role in managing your allocations.

CURRENT UNRESTRICTED TRANSFERS OUT OF THE GUARANTEED INTEREST OPTION. We are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter, you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option until further notice. If we decide to change our limitations on transfers out of the guaranteed interest option, we will provide you with notice of at least 30 days.

See the "How to make transfers" section below on how you can request a transfer. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern Time) take effect the next business day.

Please note that the ability to make unrestricted transfers from the guaranteed interest option does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit, if available under your policy. Finally, there may be a charge for making this transfer. Please see "Risk/benefit summary: Charges and expenses you will pay" earlier in this prospectus for more information about charges for this transfer.

If the policy is on loan extension, transfers out of the guaranteed interest option are not permitted.

DISRUPTIVE TRANSFER ACTIVITY. We reserve the right to limit access to the services described below if we determine that you are engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "More information about other matters").

HOW TO MAKE TRANSFERS

INTERNET TRANSFERS. Generally, you can make transfers over the Internet if you are the owner of the policy. You may do this by visiting our axa.com or us.axa.com (for those outside the U.S.) websites and registering for online account access. This service may not always be available. The restrictions relating to transfers are described below.

ONLINE TRANSFERS. You can make online transfers by following one of two procedures:

..   For individually owned policies for which you are the owner, by logging onto our website, described under "By Internet" in "How to reach us" earlier in this prospectus; or

..   For corporation and trust owned policies, we require a special authorization form to obtain access. The form is available on our website www.axa.us.com or us.axa.com for those outside the U.S., or by contacting our Administrative Office.

For more information, see "Telephone and Internet requests" later in this prospectus. We allow only one request for transfers each day (although that request can cover multiple transfers). If you are unable to reach us via our website, you should send a written transfer request to our Administrative Office.

TRANSFERS THROUGH OUR ADMINISTRATIVE OFFICE. You may submit a written request for a transfer to our Administrative Office. We require a written request for jointly owned policies.

OUR AUTOMATIC TRANSFER SERVICE

We offer an automatic transfer service. This service allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low, and fewer units if the unit's value is high. Therefore, you may achieve a lower average cost per unit over the long term.

--------------------------------------------------------------------------------
USING THE AUTOMATIC TRANSFER SERVICE DOES NOT GUARANTEE THAT YOU WILL EARN A PROFIT OR BE PROTECTED AGAINST LOSSES.
--------------------------------------------------------------------------------

Our automatic transfer service (also referred to as our "dollar cost averaging service") enables you to make automatic monthly transfers from the EQ/Money Market option to our other variable investment options. You may elect the automatic transfer service with your policy application or at any later time (provided you are not using the asset rebalancing service described below). At least $5,000 must be allocated to the EQ/Money Market option to begin using the automatic transfer service. You can choose up to eight other variable investment options to receive the automatic transfers, but each transfer to each option must be at least $50.

             TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS

This service terminates when the EQ/Money Market option is depleted. Also, this service will automatically terminate if you elect the paid up death benefit guarantee or your policy is placed on loan extension. You can also cancel the automatic transfer service at any time by sending a written request to our Administrative Office. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service.

We will not deduct a transfer charge for any transfer made in connection with our automatic transfer service.

OUR ASSET REBALANCING SERVICE

You may wish us to periodically redistribute the amounts you have in our variable investment options so that the relative amount of your policy account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for all available variable investment options up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service (discussed above).

You may request the asset rebalancing service in your policy application or at any later time by completing our enrollment form. At any time, you may also terminate the rebalancing program or make changes to your allocations under the program. Once enrolled in the rebalancing service, it will remain in effect until you instruct us in writing to terminate the service. Requesting an investment option transfer while enrolled in our asset rebalancing service will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your rebalancing service. Changes to your allocation instructions for the rebalancing service (or termination of your enrollment in the service) must be in writing and sent to our Administrative Office.

We will not deduct a transfer charge for any transfer made in connection with our asset rebalancing service. Also, this service will automatically terminate if you elect the paid up death benefit guarantee or your policy is placed on loan extension. The guaranteed interest option is not an available investment option with the asset rebalancing service.

             TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS

7. Accessing your money

--------------------------------------------------------------------------------

BORROWING FROM YOUR POLICY

You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). In your policy, the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy. However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a terminal illness living benefits payment, as well as by any other loans (and accrued loan interest) you have outstanding and reduced for any monthly payments under the Long Term Care Services/SM/ Rider. See "More information about policy features and benefits: Other benefits you can add by rider: Long Term Care Services/SM/ Rider" later in this prospectus. See "Your option to receive a terminal illness living benefit" below. The minimum loan amount generally is $500.

--------------------------------------------------------------------------------
YOU CAN USE POLICY LOANS TO OBTAIN FUNDS FROM YOUR POLICY WITHOUT SURRENDER CHARGES OR, IN MOST CASES, PAYING CURRENT INCOME TAXES. HOWEVER, THE BORROWED AMOUNT IS NO LONGER CREDITED WITH THE INVESTMENT RESULTS OF ANY OF OUR INVESTMENT OPTIONS UNDER THE POLICY.
--------------------------------------------------------------------------------

When you take a policy loan, we remove an amount equal to the loan from one or more of your investment options and hold it as collateral for the loan's repayment. We hold this loan collateral under the same terms and conditions as apply to amounts supporting our guaranteed interest option, with several exceptions:

..   you cannot make transfers or withdrawals of the collateral;

..   we expect to credit different rates of interest to loan collateral than we credit under our guaranteed interest option;

..   we do not count the collateral when we compute our customer loyalty credit;
    and

..   the collateral is not available to pay policy charges.

When you request a loan, you should tell us how much of the loan collateral you wish to have taken from any amounts you have in each of our investment options. If you do not give us directions (or if we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in the same proportion as we are taking monthly deductions for charges. If that is not possible, we will take the loan from your investment options in proportion to your value in each. If the paid up death benefit guarantee is in effect and you do not give us directions or the directions cannot be followed due to insufficient funds (or we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in proportion to your value in each.

LOAN INTEREST WE CHARGE. The interest we charge on a policy loan accrues daily at an adjustable interest rate. We determine the rate at the beginning of each year of your policy and that rate applies to all policy loans that are outstanding at any time during the year. The maximum rate is the greater of
(a) 3% or (b) the "Monthly Average Corporate" yield published in Moody's Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. (If that average is no longer published, we will use another average, as the policy provides.) Currently, the loan interest rate is 3% for the first ten policy years and 2% thereafter. We will notify you of the current loan interest rate when you apply for a loan and annually on the annual report, and will notify you in advance of any rate increase.

Loan interest payments are due on each policy anniversary. If not paid when due, we automatically add the interest as a new policy loan.


INTEREST THAT WE CREDIT ON LOAN COLLATERAL. Under our current rules, the annual interest rate we credit on your loan collateral during any of your policy's first ten years will be 1% less than the rate we are then charging you for policy loan interest, and, beginning in the policy's 11th year, equal to the loan interest rate. The elimination of the rate differential is not guaranteed, however. Accordingly, we have discretion to increase the rate differential for any period, including under policies that are already in force (and may have an outstanding loan). We do guarantee that the annual rate of interest credited on your loan collateral will never be less than 2% and that the differential will not exceed 1%.


We credit interest on your loan collateral daily. On each anniversary of your policy (or when your policy loan is fully repaid) we transfer that interest to your policy's investment options in the same proportions as if it were a premium payment. If your policy is on loan extension, we transfer the interest to the unloaned guaranteed interest option. If the paid up death benefit guarantee is in effect, we transfer the interest to the investment options in accordance with your allocation instructions on record.

EFFECTS OF A POLICY LOAN. If not repaid, the aggregate amount of the outstanding loan and any accrued loan interest will reduce your cash surrender value and your life insurance benefit that might otherwise be payable. We will deduct any outstanding policy loan and accrued loan interest from your policy's proceeds if you do not pay it back. Also, a loan can reduce the length of time that your insurance remains in force, because the amount we set aside as loan collateral cannot be used to pay charges as they become due. A loan can also cause any paid up death benefit guarantee to terminate or may cause the five-year guarantee against lapse to become unavailable.

A policy loan, repaid or not, has a permanent effect on your cash surrender value. This results because the investment results of each investment option apply only to the amounts remaining in such investment options. The longer the loan is outstanding, the greater the effect on your cash surrender value is likely to be.

Even if a loan is not taxable when made, it may later become taxable, for example, upon termination or surrender. A policy loan can affect

                             ACCESSING YOUR MONEY
your policy account value and death benefit, even if you have repaid the loan. See "Tax information" below for a discussion of the tax consequences of a policy loan.

PAYING OFF YOUR LOAN. You can repay all or part of your loan at any time. We normally assume that payments you send us are premium payments. Therefore, you must submit instructions with your payment indicating that it is a loan repayment. If you send us more than all of the loan principal and interest you owe, we will treat the excess as a premium payment. Any payment received while the paid up death benefit guarantee is in effect, the policy is on loan extension or you are receiving monthly payments under the Long Term Care Services/SM/ Rider will be applied as a loan repayment (or refunded if it is in excess of the loan amount and outstanding interest).

When you send us a loan repayment, we will transfer an amount equal to such repayment from your loan collateral back to the investment options under your policy. First we will restore any amounts that, before being designated as loan collateral, had been in the guaranteed interest option under your policy. We will allocate any additional repayments among the investment options as you instruct; or, if you don't instruct us, in the same proportion as if they were premium payments.

If you are to receive monthly benefit payments under the Long Term Care Services/SM/ Rider, a pro rata portion of the loan and accrued loan interest to that date will be deducted from the monthly benefit payment as a loan repayment. This will reduce the monthly payment otherwise payable to you under the rider.

If the paid up death benefit guarantee is in effect, any loan repayment allocated to the unloaned portion of the guaranteed interest option will be limited to an amount so that the value in the unloaned portion of the guaranteed interest option does not exceed 25% of the amount that you have in your unloaned policy account value. Any portion of the loan repayment that we cannot allocate to the guaranteed interest option will be allocated to the variable investment options in proportion to any amounts that you specified for that particular loan repayment. If you did not specify, we will allocate that portion of the loan repayment in proportion to the paid up death benefit guarantee allocation percentages for the variable investment options on record.

LOAN EXTENSION

Loan extension will protect against lapse of your policy due to an outstanding policy loan in certain circumstances. There is no additional charge for the loan extension feature. Your policy will automatically be placed on "loan extension," if at the beginning of any policy month on or following the policy anniversary nearest the insured person's 75/th/ birthday, but not earlier than the 20/th/ policy anniversary, all of the following conditions apply:

..   The net policy account value is not sufficient to cover the monthly deductions then due;

..   The amount of any outstanding policy loan and accrued loan interest is greater than the larger of (a) the current base policy face amount, or
    (b) the initial base policy face amount;

..   You have selected Death Benefit Option A;

..   You have not received a payment under either the living benefits rider or the Long Term Care Services/SM/ Rider;

..   The policy is not in a grace period; and

..   No current or future distributions will be required to be paid from the policy to maintain its qualification as "life insurance" under the Internal Revenue Code.

When a policy goes on loan extension, all of the following will apply:

..   We will collect monthly deductions due under the policy up to the amount in the unloaned policy account value.

..   Any policy account value that is invested in our variable investment options will automatically be transferred to our guaranteed interest option; and no transfers out of the guaranteed interest option may thereafter be made into any of our variable investment options.

..   Loan interest will continue to accrue and we will send you a notice of any loan interest due on or about each policy anniversary. If the loan interest is not paid when due, it will be added to the outstanding loan balance.

..   No additional loans or partial withdrawals may be requested.

..   No changes in face amount or death benefit option may be requested.

..   No additional premium payments will be accepted. Any payments received will be applied as loan repayments. If a loan repayment is made, the repaid amount will become part of the unloaned guaranteed interest option. Any payment in excess of the outstanding loan balance will be refunded to you.

..   All additional benefit riders and endorsements will terminate, including the Long Term Care Services/SM/ Rider.

..   No future allocations or transfers to the investment options will be accepted.

..   The paid up death benefit guarantee if applicable, may not be elected.

..   The policy will not thereafter lapse for any reason.

On the policy anniversary when the insured attains age 75 and if such policy has been in force for 20 years, and each month thereafter, we will determine whether the policy is on loan extension. You will be sent a letter explaining the transactions that are allowed and prohibited while a policy is on loan extension. Once a policy is on loan extension, it will remain on loan extension during the lifetime of the insured unless the policy is surrendered.

If your policy is on loan extension, the death benefit payable under the policy is the greatest of (a), (b) and (c):

(a)The greater of the policy account value or the outstanding loan and accrued loan interest on the date of the insured's death, multiplied by a percentage shown in your policy;

(b)The outstanding loan and accrued loan interest, plus $10,000; or

(c)The base policy face amount on the date of death.

Other than as outlined above, all terms and conditions of your policy will continue to apply as if your policy is not on loan extension. If your policy is on loan extension, due to an absence of Internal Revenue Service guidance on such features, there is some uncertainty as to how the tax law might be applied in the future. For example, it is

                             ACCESSING YOUR MONEY
possible that in such circumstances, some or the entire outstanding loan could be treated as a distribution from the policy.

MAKING WITHDRAWALS FROM YOUR POLICY

You may make a partial withdrawal of your net cash surrender value (defined below) at any time after the first year of your policy and before the policy anniversary nearest to the insured's attained age 100, provided the paid up death benefit guarantee is not in effect, the policy is not on loan extension and you are not receiving monthly benefit payments under the Long Term Care Services/SM/ Rider. The request must be for at least $500, however, and we have discretion to decline any request. If you do not tell us from which investment options you wish us to take the withdrawal, we will use the same allocation that then applies for the monthly deductions we make for charges; and, if that is not possible, we will take the withdrawal from all of your investment options in proportion to your value in each. If you elected the Long Term Care Services/SM/ Rider, a partial withdrawal will reduce the current long-term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the withdrawal amount. We will not deduct a charge for making a partial withdrawal.

--------------------------------------------------------------------------------
YOU CAN WITHDRAW ALL OR PART OF YOUR POLICY'S NET CASH SURRENDER VALUE,
ALTHOUGH YOU MAY INCUR TAX CONSEQUENCES BY DOING SO.
--------------------------------------------------------------------------------

EFFECT OF PARTIAL WITHDRAWALS ON INSURANCE COVERAGE. If the Option A death benefit is in effect, a partial withdrawal results in a dollar-for-dollar automatic reduction in the policy's face amount (and, hence, an equal reduction in the Option A death benefit). We will not permit a partial withdrawal that would reduce the face amount below $100,000, or that would cause the policy to no longer be treated as life insurance for federal income tax purposes.

If death benefit Option B is in effect, a partial withdrawal reduces the death benefit on a dollar for dollar basis, but does not affect the face amount.

The result is different, however, during any time when the alternative death benefit (discussed later in this prospectus) would be higher than the Option A or B death benefit you have selected. In that case, a partial withdrawal will cause the death benefit to decrease by more than the amount of the withdrawal. A partial withdrawal reduces the amount of your premium payments that counts toward maintaining the five-year no-lapse guarantee. A partial withdrawal may increase the chance that your policy could lapse because of insufficient value to pay policy charges as they fall due or failure to pass the guarantee premium test for the five-year no-lapse guarantee.

You should refer to "Tax information" below, for information about possible tax consequences of partial withdrawals and any associated reduction in policy benefits. Also, partial withdrawals are not permitted while the paid up death benefit guarantee is in effect. Please see "Paid up death benefit guarantee" in "More information about policy features and benefits."

SURRENDERING YOUR POLICY FOR ITS NET CASH SURRENDER VALUE

Upon written request satisfactory to us, you can surrender (give us back) your policy for its "net cash surrender value" at any time. The net cash surrender value equals your policy account value, minus any outstanding loan and unpaid loan interest, minus any amount of your policy account value that is "restricted" as a result of previously distributed terminal illness living benefits, and further reduced for any monthly benefit payments under the Long Term Care Services/SM/ Rider, and minus any surrender charge that then remains applicable. The surrender charge is described in "Charges and expenses you will pay" earlier in this prospectus.

Please refer to "Tax information" below for the possible tax consequences of surrendering your policy.

YOUR OPTION TO RECEIVE A TERMINAL ILLNESS LIVING BENEFIT

Subject to our insurance underwriting guidelines and availability in your state, your policy will automatically include our living benefits rider. This feature enables you to receive a portion (generally the lesser of 75% or $500,000) of the policy's death benefit (excluding death benefits payable under certain other policy riders), if the insured person has a terminal illness (as defined in the rider). The maximum aggregate amount of payments that will be paid under this Living Benefits Rider for all policies issued by AXA Equitable or an affiliate company on the life of the same insured person is $500,000. We make no additional charge for the rider, but we will deduct a one-time administrative charge of up to $250 from any living benefit we pay.

If you tell us that you do not wish to have the living benefits rider added at issue, but you later ask to add it, there will be a $100 administrative charge. Also, we will need to evaluate the insurance risk at that time, and we may decline to issue the rider.

If you receive a living benefit on account of terminal illness, the Long Term Care Services/SM/ Rider for chronic illness benefits, if elected, will terminate and no further benefits will be payable under the Long Term Care Services/SM/ Rider. Long Term Care Services/SM/ Rider charges will also stop. In addition, once you receive a living benefit, you cannot elect the paid up death benefit guarantee and your policy cannot be placed on loan extension. We will deduct the amount of any living benefit we have paid, plus interest (as specified in the rider), from the death benefit proceeds that become payable under the policy if and when the insured person dies. (In your policy we refer to this as a "lien" we establish against your policy.)

When we pay a living benefit, we automatically transfer a pro rata portion of your policy's net cash surrender value to the policy's guaranteed interest option. This amount, together with the interest we charge thereon, will be "restricted"-- that is, it will not be available for any loans, transfers or partial withdrawals that you may wish to make. In addition, it may not be used to satisfy the charges we deduct from your policy's value. We also will deduct these restricted amounts from any subsequent surrender proceeds that we pay.

The receipt of a living benefits payment may qualify for exclusion from income tax. See "Tax information" below. Receipt of a living benefits payment may affect your eligibility for certain government benefits or entitlements.

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YOU CAN ARRANGE TO RECEIVE A "LIVING BENEFIT" IF THE INSURED PERSON BECOMES TERMINALLY ILL.
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                             ACCESSING YOUR MONEY

8. Tax information

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This discussion is based on current federal income tax law and interpretations. It assumes that the policy owner is a natural person who is a U.S. citizen and resident and has an insurable interest in the insured. The tax effects on corporate taxpayers, non-U.S. residents or non-U.S. citizens may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax advisor.

BASIC INCOME TAX TREATMENT FOR YOU AND YOUR BENEFICIARY

An Incentive Life(R) '06 policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under
Section 7702 of the Internal Revenue Code (the "Code") and (b) as long as the investments made by the underlying Portfolios satisfy certain investment diversification requirements under Section 817(h) of the Code. The following discussion assumes that the policies meet these requirements and, therefore, that generally:


..   the death benefit received by the beneficiary under your policy will not be subject to federal income tax; and


..   increases in your policy account value as a result of interest or investment experience will not be subject to federal income tax, unless and until there is a distribution from your policy, such as a surrender, a partial withdrawal, loan or a payment to you.

The IRS, however, could disagree with our position such that certain tax consequences could be other than as described. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions in order to do so. There may also be different tax consequences if you assign your policy, transfer an interest therein or designate a new owner. See "Assigning your policy" later in this prospectus. See also special rules below for "Business and employer owned policies," and for the discussion of insurable interest under "Other information."

TAX TREATMENT OF DISTRIBUTIONS TO YOU (LOANS, PARTIAL WITHDRAWALS, AND FULL SURRENDER)

The federal income tax consequences of a distribution from your policy depend on whether your policy is a "modified endowment contract" (sometimes also referred to as a "MEC"). In all cases, however, the character of any income described below as being taxable to the recipient will be ordinary income (as opposed to capital gain).

TESTING FOR MODIFIED ENDOWMENT CONTRACT STATUS. Your policy will be a "modified endowment contract" if, at any time during the first seven years of your policy, you have paid a cumulative amount of premiums that exceeds the cumulative seven-pay limit. The cumulative seven-pay limit is the amount of premiums that you would have paid by that time under a similar fixed-benefit insurance policy that was designed (based on certain assumptions mandated under the Code) to provide for paid up future benefits after the payment of seven equal annual premiums. ("Paid up" means that no future premiums would be required.) This is called the "seven-pay" test.

Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the policy account value at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A material change for these purposes could occur as a result of a change in death benefit option, a requested increase in the policy's face amount or selection of additional rider benefits or certain other changes.

If your policy's benefits are reduced during its first seven years (or within seven years after a material change), the seven-pay limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a requested decrease in face amount, the termination of additional benefits under a rider or, in some cases, a partial withdrawal.) If the premiums previously paid during its first seven years (or within seven years after a material change) are greater than the recalculated (lower) seven-pay limit, the policy will become a modified endowment contract.

A life insurance policy that you receive in exchange for a modified endowment contract will also be considered a modified endowment contract.

In addition to the above premium limits for testing for modified endowment status, federal income tax rules must be complied with in order for it to qualify as life insurance. Changes made to your policy, for example, a decrease in face amount (including any decrease that may occur as a result of a partial withdrawal), a change in death benefit option, or other decrease in benefits may impact the maximum amount of premiums that can be paid, as well as the maximum amount of policy account value that may be maintained under the policy. In some cases, this may cause us to take current or future action in order to assure that your policy continues to qualify as life insurance, including distribution of amounts to you that may be includible as income. See "Changes we can make" later in this prospectus.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS NOT A MODIFIED ENDOWMENT CONTRACT. As long as your policy remains in force as a non-modified endowment contract, policy loans will generally be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the loan will generally not be tax deductible, although interest credited on loan collateral may become taxable under the rules below if distributed. However, there is some uncertainty as to the federal tax treatment of policy loans with a small or no spread between the interest rate charged and the interest rate credited on the amount loaned. You

                                TAX INFORMATION
should consult a qualified tax adviser as to the federal tax treatment of such loans. Also, see below for taxation of loans upon surrender or termination of your policy.

If you make a partial withdrawal after the first 15 years of your policy, the proceeds will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your policy that were not taxable.) During the first 15 years, however, the proceeds from a partial withdrawal could be subject to federal income tax, under a complex formula, to the extent that your policy account value exceeds your basis.

Upon full surrender, any amount by which the proceeds we pay (including amounts we use to discharge any policy loan and unpaid loan interest) exceed your basis in the policy will be subject to federal income tax. IN ADDITION, IF A POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN-OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION AND COULD BE SUBJECT TO TAX UNDER THE FOREGOING RULES. Finally, if you make an assignment of rights or benefits under your policy, you may be deemed to have received a distribution from your policy, all or part of which may be taxable.

POLICY LOANS. Policy loans can cause taxable income upon the termination of a policy with no cash payout. In the case of a surrender, the loan amount is taken into account in determining any taxable amount and such income can also exceed the payment received. These events can occur from potential situations which include: (1) amount of outstanding policy debt (loans taken plus unpaid interest amounts added to the outstanding loan) at or near the maximum loan value; (2) unfavorable investment results affecting your policy account value;
(3) increasing monthly policy charges due to increasing attained ages of the insured; (4) high or increasing amount of insurance risk, depending on death benefit option and changing account value; and (5) increasing policy loan rates if an adjustable policy loan rate is in effect.

Ideally a policy loan will be paid from income tax free death benefit proceeds if your policy is kept in force until the death of the insured. To avoid policy terminations that may give rise to significant income tax liability, you may need to make substantial premium payments or loan repayments to keep your policy in force.

You can reduce the likelihood that these situations will occur by considering these risks before taking a policy loan. If you take a policy loan, you should monitor the status of your policy with your financial representative and your tax advisor at least annually, and take appropriate preventative action. As indicated above, in the case of a policy that is a modified endowment contract ("MEC"), any loan will be treated as a distribution when made, and thus may be taxable at such time.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS A MODIFIED ENDOWMENT CONTRACT. Any distribution from your policy will be taxed on an "income-first" basis if your policy is a modified endowment contract. Distributions for this purpose include a loan (including any increase in the loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan) or withdrawal. Any such distributions will be considered taxable income to you to the extent your policy account value exceeds your basis in the policy. (For modified endowment contracts, your basis is similar to the basis described above for other policies, except that it also would be increased by the amount of any prior loan under your policy that was considered taxable income to you.)

For purposes of determining the taxable portion of any distribution, all modified endowment contracts issued by AXA Equitable (or its affiliates) to the same owner (excluding certain qualified plans) during any calendar year are treated as if they were a single contract.

A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply to (i) taxpayers whose actual age is at least 59 1/2,
(ii) distributions in the case of a disability (as defined in the Code) or
(iii) distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. The exceptions generally do not apply to life insurance policies owned by corporations or other entities.

IF YOUR POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION (to the extent the loan was not previously treated as such) and could be subject to tax, including the 10% penalty tax, as described above. In addition, upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any loan) over your basis in the policy, will be subject to federal income tax and, unless an exception applies, the 10% penalty tax.

Distributions that occur during a year of your policy in which it becomes a modified endowment contract, and during any subsequent years, will be taxed as described in the four preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract. So, for example, if a policy has been collaterally assigned as security for a loan and the policy subsequently becomes a MEC there could be a taxable deemed distribution even though the policy owner has not received any payment from us.

POLICY CHANGES. Changes made to a life insurance policy, for example, a decrease in benefits, a death benefit option change, or the termination or restoration of a terminated policy, may have other effects on your policy, including impacting the maximum amount of premiums that can be paid under the policy. In some cases, this may cause us to take action in order to assure your policy continues to qualify as life insurance, including distribution of amounts that may be includable as income. This action may be required under the tax law even though the policy may not be sufficiently funded to keep it in force for a desired duration. In some cases, premium payments for a policy year could be limited to the amount needed to keep the policy in force until the end of the policy year. You should carefully go over the implications of any policy changes with your advisor before making a change.

RESTORATION OF A TERMINATED POLICY. For tax purposes, some restorations of a policy that terminated after a grace period may be treated as the purchase of a new policy. Since tax laws and regulations and their application may have changed by such time, there can be no assurance that we can reinstate the policy to qualify as life insurance under future tax rules.

                                TAX INFORMATION

TAX TREATMENT OF LIVING BENEFITS RIDER OR LONG TERM CARE SERVICES/SM/ RIDER UNDER A POLICY WITH THE APPLICABLE RIDER

LIVING BENEFITS RIDER. Amounts received under an insurance policy on the life of an individual who is terminally ill, as defined by the tax law, are generally excludable from gross income as an accelerated death benefit. We believe that the benefits provided under our living benefits rider meet the tax law's definition of terminally ill and can qualify for this income tax exclusion.

LONG TERM CARE SERVICES/SM/ RIDER. Benefits received under the Long Term Care Services/SM/ Rider are intended to be treated, for Federal income tax purposes, as accelerated death benefits under section 101 (g) of the Code on the life of a chronically ill insured person receiving qualified long-term care services within the meaning of section 7702B of the Code. The benefits are intended to qualify for exclusion from income subject to the limitations of the Code with respect to a particular insured person. However, receipt of these benefits may be taxable in part. Generally income exclusion for all payments from all sources with respect to an insured person will be limited to the higher of the Health Insurance Portability and Accountability Act ("HIPAA") per day limit or actual costs incurred by the taxpayer on behalf of the insured person.

Charges for the Long Term Care Services/SM/ Rider may be considered distributions for income tax purposes, and may be taxable to the owner to the extent not considered a nontaxable return of premiums paid for the life insurance policy. See above for tax treatment of distributions to you. Charges for the Long Term Care Services/SM/ Rider are generally not considered deductible for income tax purposes. The Long Term Care Services/SM/ Rider is not intended to be a qualified long-term care insurance contract under section 7702B(b) of the Code.

Any adjustments made to your policy death benefit, face amount and other values as a result of Long Term Care Services/SM/ Rider benefits paid will also generally cause us to make adjustments with respect to your policy under federal income tax rules for testing premiums paid, your tax basis in your policy, your overall premium limits and the seven-pay period and seven-pay limit for testing modified endowment contract status.

UNDER EITHER RIDER, if the owner and the insured person are not the same, the exclusion for accelerated death benefits for terminal illness or a chronic illness does not apply if the owner (taxpayer) has an insurable interest with respect to the life of the insured person by reason of the insured person being an officer, employee or director of the taxpayer or by reason of the insured person being financially interested in any trade or business carried on by the taxpayer. Also, if the owner and insured person are not the same, other tax considerations may also arise in connection with a transfer of benefits received to the insured person, for example, gift taxes in personal settings, compensation income in the employment context and inclusion of life insurance policy proceeds for estate tax purposes in certain trust owned situations. Under certain conditions, a gift tax exclusion may be available for certain amounts paid on behalf of a donee to the provider of medical care.

BUSINESS AND EMPLOYER OWNED POLICIES

Any employer owned life insurance arrangement on an employee or director as well as any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to the rules discussed below. Also, careful consideration should be given to any other rules that may apply, including other possible pending or recently enacted legislative proposals.

REQUIREMENTS FOR INCOME TAX FREE DEATH BENEFITS. Federal tax law imposes additional requirements for employer owned life insurance policies. The provisions can have broad application for contract owners engaged in a trade or business, or certain related persons. These requirements include detailed notice and consent rules, annual tax reporting and recordkeeping requirements on the employer and limitations on those employees (including directors) who can be insured under the life insurance policy. Failure to satisfy applicable requirements will result in death benefits in excess of premiums paid by the owner being includible in the owner's income upon the death of the insured employee. Notice and consent requirements must be satisfied before the issuance of the life insurance policy or a material change to an existing life insurance policy, otherwise benefits may lose their tax favored treatment.

The rules generally apply to life insurance policies issued after August 17, 2006. Note, however, that material increases in the death benefit or other material changes will generally cause an existing policy to be treated as a new policy and thus subject to the new requirements. The term "material" has not yet been fully defined but is expected to not include automatic increases in death benefits in order to maintain compliance with the life insurance policy tax qualification rules under the Code. An exception for certain tax-free exchanges of life insurance policies pursuant to Section 1035 of the Code may be available but is not clearly defined.

LIMITATIONS ON INTEREST DEDUCTIBILITY FOR BUSINESS OWNED LIFE
INSURANCE. Ownership of a policy by a trade or business can limit the amount of any interest on business borrowings that the entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, the insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences. Proposals, if enacted, could narrow the exception unless the policy is grandfathered.

The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called "split-dollar" arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material change in a policy will be treated as the issuance of a new policy.

In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy's average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the

                                TAX INFORMATION
aggregate tax bases of all the entity's other assets. The above limitation is in addition to rules limiting interest deductions on policy loans against business-owned life insurance. Special rules apply to insurance company owners of policies which may be more restrictive.



USES OF POLICY WHICH MAY BE SCRUTINIZED. The IRS may view certain uses of life insurance policies as a tax shelter or as an abusive transaction. Please consult your tax advisor for the most up-to-date information as to IRS "Recognized Abusive and Listed Transactions" and how they may affect your policy.

REQUIREMENT THAT WE DIVERSIFY INVESTMENTS

Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Failure to comply with these regulations would disqualify your policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on any income and gains under the policy and the death benefit proceeds would lose their income tax-free status. These consequences would continue for the period of the disqualification and for subsequent periods. Through the Portfolios, we intend to comply with the applicable diversification requirements, though no assurances can be given in this regard.

ESTATE, GIFT, AND GENERATION-SKIPPING TAXES

If the policy's owner is the insured person, the death benefit will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, and the owner dies before the insured person, the value of the policy would be includable in the owner's estate. If the owner is neither the insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.


In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person's taxable estate, total at least $10 million (this statutory amount is to be indexed for inflation after 2010). A portability rule generally permits a surviving spouse to elect to carry over the unused portion of the deceased spouse's exclusion amount.

Certain amounts may be deductible or excludable, such as gifts and bequests to a person's spouse or charitable institutions, as well as for certain gifts per recipient per year ($15,000 for 2018, indexed for inflation).

As a general rule, if you make a "transfer" to a person two or more generations younger than you, a generation-skipping tax may be payable. Generation-skipping transactions would include, for example, a case where a grandparent "skips" his or her children and names his or her grandchildren as a policy's beneficiaries. In that case, the generation-skipping "transfer" would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax rates are similar to the maximum estate tax rates in effect at the time. Individuals are generally allowed an aggregate generation-skipping tax exemption of the same amount discussed above for estate and gift taxes, but without portability.


The particular situation of each policy owner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

If this policy is used with estate and gift tax planning in mind, you should consult with your tax advisor as to the most up-to-date information as to federal estate, gift and generation skipping tax rules.

If this policy was purchased pursuant to a split-dollar arrangement, you should also consult your tax advisor for advice concerning the effect of IRS Notice 2002-8 and recent proposed and final regulations regarding split-dollar arrangements on your split-dollar arrangement. The transition and grandfathering rules, among other items, should be carefully reviewed. A material modification to an existing arrangement may result in a change in tax treatment.

PENSION AND PROFIT-SHARING PLANS

There are special limits on the amount of insurance that may be purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) or 403 of the Code. In addition, the federal income tax consequences will be different from those described in this prospectus. These rules are complex, and you should consult a qualified tax advisor.

SPLIT-DOLLAR AND OTHER EMPLOYEE BENEFIT PROGRAMS

Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. Employees may have imputed income for the value of any economic benefit provided by the employer. There may be other tax implications, as well. It is possible that certain split-dollar arrangements may be considered to be a form of deferred compensation under Section 409A of the Code, which broadens the definition of deferred compensation plans, and subjects such plans to new requirements. Further, certain split-dollar arrangements may come within the rules for business- and employer-owned policies. Among other issues, policy owners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.

If this policy is being or was purchased pursuant to a split-dollar arrangement, you should also consult your tax advisor for advice concerning the effect of the following guidance. In 2002 the IRS issued Notice 2002-8 concerning the taxation of split-dollar life insurance arrangements as well as regulations in both 2002 and 2003. They provide for taxation under one of two mutually exclusive regimes depending upon the structure of the arrangement. These are a loan regime and an economic benefit regime. Transition and grandfathering rules, among other items, should be carefully reviewed when considering such arrangements. A material modification to an existing arrangement may result in a change in tax treatment. In addition, public corporations (generally publicly-traded or publicly-reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors. At least some split-dollar arrangements could be deemed to involve loans within the purview of that section.

                                TAX INFORMATION

ERISA

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement
Income Security Act of 1974. There may also be other implications. You should consult a qualified legal advisor.

3.8% TAX ON NET INVESTMENT INCOME OR "NII"

The 3.8% Medicare tax on certain unearned income of taxpayers whose adjusted incomes exceed certain thresholds applies to all or part of a taxpayer's NII. As currently interpreted under IRS guidelines, NII includes the taxable portion of an annuitized payment from a life insurance contract. It has not been defined to include taxable amounts from partial withdrawals, surrenders or lapses of life insurance policies subject to loans. You should consult your tax advisor as to the applicability of this tax to you.

OUR TAXES

The operations of our separate accounts are reported in our federal income tax return. Separate account investment income and capital gains, however, are, for tax purposes, reflected in our variable life insurance policy reserves. Currently we pay no taxes on such income and gains and impose no charge for such taxes. We reserve the right to impose a charge in the future for taxes incurred by us that are allocable to the policies.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.


TAX WITHHOLDING AND INFORMATION REPORTING

STATUS FOR INCOME TAX PURPOSES; FATCA. In order for us to comply with income tax withholding and information reporting rules which may apply to life insurance policies, we request documentation of "status" for tax purposes. "Status" for tax purposes generally means whether a person is a "U S. person" or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If we do not have appropriate certification or documentation of a person's status for tax purposes on file, it could affect the rate at which we are required to withhold income tax, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to life insurance policy ownership. For example, under the Foreign Account Tax Compliance Act ("FATCA"), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, we may be required to report policy values and other information for certain policyholders. For this reason, we and our affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

TAX WITHHOLDING. Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you and may not always follow federal rules.


Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U.S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction. For Puerto Rico and other jurisdictions, income is considered U.S.-source income. We anticipate requiring owners or beneficiaries in Puerto Rico which are not individuals to document their status to avoid 30% FATCA withholding from U.S.-source income.



POSSIBILITY OF FUTURE TAX CHANGES AND OTHER TAX INFORMATION


The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies or increase the taxes we pay in connection with such policies. This could include special rules for tax-exempt entities as well as for corporate or business use of policies. In addition to legislation enacted in December 2017, Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a life insurance policy. Legislative proposals could make sweeping changes to many longstanding tax rules, including certain tax benefits currently available to newly purchased cash value life insurance policies. Proposals have been considered to eliminate some or all taxable expenditures or tax preferences together with some lowering of tax rates. We cannot predict what if any, legislation will actually be proposed or enacted or what type of grandfathering will be allowed for existing life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new or clarifying interpretations of existing law. Some areas of possible future guidance include new rules for testing for policies issued on a special risk class basis. As a result, there are areas of some uncertainty even under current laws, such that future tax consequences of a policy could be other than as described herein.


State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change or change in interpretation. Any changes in federal, state, local or foreign tax law or interpretations could have a retroactive effect both on our taxes and on the way your policy is taxed or the tax benefit of life insurance policies.

                                TAX INFORMATION

2009 OR LATER INCREASES IN BENEFITS OR COVERAGE, ADDITION OF RIDERS, OR CERTAIN OTHER POLICY CHANGES

In addition to the other tax effects that an increase or decrease in benefits under your policy may have as discussed earlier in this Tax information section, IRS Notice 2004-61 as modified by Notice 2006-95 provides special guidance concerning the mortality charge assumptions permitted for federal income tax testing purposes for certain changes made in 2009 or later to policies issued prior to 2009 based on 1980 Commissioners Standard Ordinary
(CSO) Mortality Tables.

The Notice provides a safe harbor which would not require certain 2009 or later changes to cause tax testing to become subject to the new 2001 CSO based tables. This safe harbor covers certain changes that are pursuant to the terms of the policy, including the addition or removal of a rider and an increase or decrease in the death benefit. Certain other transactions, such as a substitution of insured or ratings change, are not addressed. If we determine that a transaction would cause your policy to lose its ability to be tax tested under the 1980 CSO mortality tables under which your policy operates, we intend to refuse such 2009 or later transactions which might otherwise have been available under your policy, subject to our rules then in effect. We would take such action to help assure that your policy can continue to qualify as life insurance for federal tax testing under the 1980 CSO based tables. Unless or until we receive further guidance, certain ratings changes and a request for a substitution of the insured will not be permitted. There can be no assurance as to whether such guidance will be provided or what any such guidance may provide.

OTHER INFORMATION

There are a number of tax benefits associated with variable life insurance policies. For tax benefits to be available, the policy owner must have an insurable interest in the life of the insured under applicable state laws. Requirements may vary by state. A failure can, among other consequences, cause the policy owner to lose anticipated favorable federal tax treatment generally afforded life insurance.

For tax benefits to continue, the policy must continue to qualify as life insurance. We reserve the right to restrict transactions that we determine would cause your policy to fail to qualify as life insurance under federal tax law. In addition to other requirements, federal tax law requires that the insurer, and not the policy owner, have control of the underlying investment assets for the policy to qualify as life insurance.

You may make transfers among Portfolios of the Separate Account, but you may not direct the investments each Portfolio makes. If the IRS were to conclude that you, as the investor, have control over these investments, then the policy would no longer qualify as life insurance. You would be treated as the owner of separate account assets and be currently taxed on any income or gain the assets generate.

The IRS has provided some guidance on investor control, but many issues remain unclear. One such issue is whether a policy owner can have too much investor control if the variable life policy offers a large number of investment options in which to invest policy account values and/or the ability to make frequent transfers available under the policy. We do not know if the IRS will provide any further guidance on the issue. If guidance is provided, we do not know if it would apply retroactively to policies already in force.

We believe that our variable life policies do not give policy owners investment control over the investments underlying the various investment options; however, the IRS could disagree with our position. The IRS could seek to treat policy owners with a large number of investment options and/or the ability to freely transfer among investment options as the owners of the underlying Portfolio's shares. Accordingly, we reserve the right to modify your policy as necessary to attempt to prevent you from being considered the owner of your policy's proportionate share of the assets of the Separate Account.

                                TAX INFORMATION

9. More information about policy features and benefits

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GUARANTEE PREMIUM TEST FOR THE FIVE-YEAR NO-LAPSE GUARANTEE

We offer a guarantee against policy lapse that depends on your having paid specified amounts of premiums. We refer to this guarantee as our "five-year no-lapse guarantee" and you can read more about it in "You can guarantee that your policy will not terminate before a certain date" in "Risk/benefit summary:
Policy features, benefits and risks," earlier in this prospectus.

GUARANTEE PREMIUM TEST. If your net policy account value is not sufficient to pay a monthly deduction that has become due, we check to see if the cumulative amount of premiums that you have paid to date (less any partial withdrawals) at least equals the cumulative guarantee premiums due to date for the five-year no-lapse guarantee and guarantee premiums for any optional riders that are then available under your policy. If it does, your policy will not lapse, provided that any policy loan and accrued loan interest does not exceed the policy account value, and provided that the guarantee is still in effect.

GUARANTEE PREMIUMS. The amount of the guarantee premiums for the five-year no-lapse guarantee is set forth in your policy on a monthly basis. The guarantee premiums are actuarially determined at policy issuance and depend on the age and other insurance risk characteristics of the insured person, as well as the amount of the coverage and additional features you select. The guarantee premiums may change if, for example, the face amount of the policy or the long-term care specified amount changes, or a rider is eliminated, or if there is a change in the insured person's risk characteristics. We will send you a new policy page showing any change in your guarantee premiums. Any change will be prospective only, and no change will extend the no-lapse guarantee period beyond the first five policy years.

PAID UP DEATH BENEFIT GUARANTEE

Subject to our approval, you may elect the "paid up" death benefit guarantee at any time after the fourth year. This benefit provides an opportunity to lock in all or a portion of your policy's death benefit without making additional premium payments. Also, this benefit may be attractive to you if you are concerned about the impact of poor future investment performance or increases in policy charges on your policy's death benefit and potential policy lapse. You may elect this benefit provided:

..   the insured's attained age is not more than 99;

..   you have death benefit "Option A" in effect (see "About your life insurance benefit" in "Risk/benefit summary: Policy features, benefits and risks," earlier in this prospectus);

..   we are not paying policy premiums or waiving monthly charges under the terms of a disability waiver rider and you have not received any payment under a living benefits rider or the Long Term Care Services/SM/ Rider;

..   the policy is not in default or in a grace period as of the effective date of the paid up death benefit guarantee;

..   the policy account value after the deduction of any proportionate surrender charge would not be less than any outstanding policy loan and accrued loan interest;

..   the policy is not on loan extension. (For more information about loan extension, see "Accessing your money" earlier in this prospectus);

..   the election would not reduce the face amount (see below) below $100,000;

..   no current or future distribution from the policy will be required to maintain its qualification as life insurance under the Internal Revenue Code; and

..   You agree to reallocate your fund values to the guaranteed interest option and the AXA Allocation investment options. We reserve the right to change the investment options available to you under the paid up death benefit guarantee. (See "Restrictions on allocations and transfers," below).

The effective date of the paid up death benefit guarantee will be the beginning of the policy month that next follows the date we approve your request. On the effective date of this guarantee, all additional benefit riders and endorsements will automatically terminate including the Long Term Care Services/SM/ Rider. The policy's net cash surrender value after the paid up death benefit guarantee is in effect will equal the policy account value, less any applicable surrender charges and any outstanding policy loan and accrued loan interest. The policy death benefit will be Option A. We will continue to deduct policy charges from your policy account value. As explained below, electing the paid up death benefit guarantee may reduce your policy's face amount, which in turn may result in the deduction of a surrender charge. You can request a personalized illustration that will show you how your policy face amount could be reduced and values could be affected by electing the paid up death benefit guarantee.

POSSIBLE REDUCTION OF FACE AMOUNT. The face amount of your policy after this guarantee is elected is the lesser of (a) the face amount immediately before the election or (b) the policy account value on the effective date of the election divided by a factor based on the then age of the insured person. The factors are set forth in your policy. As a general matter, the factors change as the insured person ages so that, if your policy account value stayed the same, the result of the calculation under clause (b) above would be lower the longer your policy is in force. We will decline your election if the new face amount would be less than $100,000.

If electing the paid up death benefit guarantee causes a reduction in face amount, we will deduct the same portion of any remaining surrender charge as we would have deducted if you had requested that

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS decrease directly (rather than electing the paid up death benefit guarantee). (See "Risk/benefit summary: Charges and expenses you will pay" earlier in this prospectus.) In certain cases, a reduction in face amount may cause a policy to become a modified endowment contract. See "Tax treatment of distributions to you (loans, partial withdrawals and full surrender)" under "Tax Information."

RESTRICTIONS ON ALLOCATIONS AND TRANSFERS. While the paid up death benefit guarantee is in effect, you will be restricted as to the investment options available to you under the policy and the amounts that can be allocated to the guaranteed interest option. Currently, you would be able to allocate up to 25% of your unloaned policy account value to the guaranteed interest option. The remainder of your unloaned policy account value must be allocated among the AXA Allocation investment options. (See "About the Portfolios of the Trusts" for the listing of AXA Allocation investment options.) When you elect the paid up death benefit guarantee, we require that you provide us with new allocation instructions. In the absence of these instructions, we will be unable to process your request.

Also, transfers from one or more of our AXA Allocation investment options into the guaranteed interest option would not be permitted if such transfer would cause the value of your guaranteed interest option to exceed 25% of your total unloaned policy account value. Loan repayments allocated to your guaranteed interest option will be limited to an amount that would not cause the value in your guaranteed interest option to exceed 25% of your total unloaned policy account value. If the value in your guaranteed interest option already exceeds 25% of your total unloaned policy account value (including the repayment), no portion of the repayment will be allocated to the guaranteed interest option. Any portion of the loan repayment that is not allocated to the guaranteed interest option will be allocated in proportion to the loan repayment amounts for the variable investment options you have specified. If we do not have instructions, we will use the allocation percentages for the variable investment options you specified when you elected the paid up death benefit guarantee or the most recent instructions we have on record. These restrictions would be lifted if the paid up death benefit guarantee is terminated.

OTHER EFFECTS OF THIS GUARANTEE. After you have elected the paid up death benefit guarantee, you may request a policy loan, make a loan repayment or transfer policy account value among the guaranteed interest option and variable investment options, subject to our rules then in effect. The following transactions, however, are not permitted when this guarantee is in effect:

..   premium payments

..   partial withdrawals

..   changes to the policy's face amount or death benefit option

..   any change that would cause the policy to lose its current or future qualification as life insurance under the Internal Revenue Code or require a current or future distribution from the policy to avoid such disqualification. (See "Tax treatment of distributions to you" under "Tax information" earlier in this prospectus.)

TERMINATION OF THIS GUARANTEE. You may terminate the paid up death benefit guarantee by written request to our Administrative Office. If terminated, the policy face amount will not change. However, premiums may be required to keep the policy from lapsing. If the guarantee terminates due to an outstanding loan and accrued loan interest exceeding the policy account value, a payment will be required to keep the policy and the guarantee in force pursuant to the policy's grace period provision. If the guarantee terminates for any reason, it cannot be restored at a later date.

OTHER BENEFITS YOU CAN ADD BY RIDER

You may be eligible for the following other optional benefits we currently make available by rider:

..   Long Term Care Services/SM/ Rider -- Described below.

..   disability deduction waiver -- This rider waives the monthly charges from the policy account value if the insured is totally disabled, as defined in the rider, for at least six consecutive months and the disability began prior to the policy anniversary nearest the insured's 60th birthday. If total disability begins on or after this date, the monthly charges are waived to the earlier of the policy anniversary nearest the insured's age 65 or termination of disability. Issue ages are 0-59. However, coverage is not provided until the insured's fifth birthday. The maximum amount of coverage is $3,000,000 for all AXA Equitable and affiliates' policies in-force and applied for.

..   disability premium waiver -- This rider pays the specified premium or waives the monthly charges from the policy account value, if that amount is greater, if the insured is totally disabled, as defined in the rider, for at least six consecutive months and the disability began prior to the policy anniversary nearest the insured's 60th birthday. If total disability begins on or after this date, the specified premium is paid (or the monthly charges, if greater, are waived) to the earlier of the policy anniversary nearest the insured's age 65 or termination of disability. Issue ages are 0-59. However, coverage is not provided until the insured's fifth birthday for all AXA Equitable affiliates' policies in-force and applied for. The maximum amount of coverage is $3,000,000 for all AXA Equitable and affiliates' policies in-force and applied for.

..   children's term insurance -- This rider provides term insurance on the lives of the insured's children, stepchildren and legally adopted children who are between the ages of 15 days to 18 years. The insured under the base policy must be between the ages of 17 and 55. The maximum amount of coverage is $25,000 for all AXA Equitable and affiliates' policies in-force and applied for.

We add the following benefits automatically at no charge to each eligible policy:

..   substitution of insured person rider (See "You can change your policy's insured person" under "More information about procedures that apply to your policy")

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

..   living benefits rider (See "Your option to receive a terminal illness living benefit" under "Accessing your money")

..   accounting benefit endorsement (See below)

..   paid up death benefit guarantee endorsement (See "Paid up death benefit guarantee" under "More information about policy features and benefits.")

..   loan extension endorsement (See "Loan extension" under "Accessing your money.")

AXA Equitable or your financial professional can provide you with more information about these riders. Some of these benefits may be selected only at the time your policy is issued. Some benefits are not available in combination with others or may not be available in your state. The riders provide additional terms, conditions and limitations, and we will furnish samples of them to you on request. We can add, delete, or modify the riders we are making available, at any time before they become effective as part of your policy.

See also "Tax information" earlier in this prospectus for certain possible tax consequences and limitations of deleting riders or changing the death benefits under a rider.

ACCOUNTING BENEFIT ENDORSEMENT

Subject to the conditions discussed below and state availability, AXA Equitable offered an endorsement to your policy (the "Endorsement") that refunded or waived all or a portion of certain policy charges if the policy is surrendered for its net cash surrender value within the first five policy years.

Under our current rules, the Endorsement was offered where the following conditions were met:

..   policies were corporately owned, e.g., by endorsement "split-dollar" or collaterally assigned "split dollar;"

..   the persons proposed to be insured were deemed by us to be "highly compensated" individuals;

..   the minimum initial premium under each policy was remitted to AXA Equitable by the employer; and

..   the aggregate annualized first year planned periodic premium was at least
    $150,000 if a minimum of three policies is issued, each on the life of a different insured person, and at least $500,000 if less than three policies are issued.

Eligible cases were issued with the accounting benefit endorsement unless the policy owner requested us in writing to not include the Endorsement.

The Endorsement reduces the difference between the premiums paid for the policy and the amount we will pay you if the policy is surrendered in its early years. This, in turn, is expected to reduce any charge against the employer's earnings when the employer accounts for the policy under generally accepted accounting principles (GAAP). Policy owners must rely on the advice of their own accountants, however, to determine how the purchase of a policy, as modified by the Endorsement, will affect their GAAP financial statements.

The Endorsement works by refunding all or a portion of the deductions from premiums and waiving all or a portion of the surrender charges, if the policy is surrendered in its early years. The percentage of charges refunded or waived under the Endorsement are as follows:

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               SURRENDER IN POLICY                 PERCENT OF PREMIUM  PERCENT OF SURRENDER
                      YEAR                         DEDUCTION REFUNDED*    CHARGES WAIVED
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                        1                                 100%                 100%
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                        2                                 67%                  80%
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                        3                                 33%                  60%
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                        4                                 0%                   40%
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                        5                                 0%                   20%
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                   6 and later                            0%                   0%
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* The mortality and expense risks charge and other monthly charges are not refunded.

For example, if a policy subject to the Endorsement were surrendered in its second policy year, we would refund:

..   67% of the charges that had been deducted from premiums (i.e., the premium charge); and

..   80% of the amount of surrender charges that we otherwise would have imposed for the surrender.

Once the Endorsement terminates at the end of the fifth policy year, however, there will be no refund of prior deductions from premiums, and the full amount of the surrender charges otherwise payable under the policy will be assessed upon surrender. The Endorsement operates only if the policy is surrendered in full. There is no waiver of surrender charges or refund of premium deductions if the policy terminates after a grace period or if the face amount is reduced, nor is there a refund of prior premium deductions for partial withdrawals. The Endorsement does not affect the amount available for borrowing or withdrawing from your policy nor does it affect the calculations to determine whether your policy will lapse or terminate. The Endorsement may affect, however, the calculations to determine whether your policy satisfies the definition of "life insurance contract" under Section 7702 of the Code. In some cases, this may result in the payment of a higher death benefit in the first three policy years where it is necessary to satisfy tax law requirements.

Face amount increases are not available while this endorsement is in effect. We offer products designed specifically for this marketplace. You can contact us to find out more about any other AXA Equitable insurance policy.

LONG TERM CARE SERVICES/SM/ RIDER/(1)/

In states where approved, an optional rider could be elected at issue that provides for the acceleration of the policy death benefit as a payment of a portion of the policy's death benefit each month as a result of the insured person being a chronically ill individual who is receiving qualified long-term care services./(2)/ Benefits accelerated under this rider will be treated as a lien against policy values. While this rider is in force, policy face amount increases and death benefit option changes are not permitted.
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(1)In the state of Massachusetts, this benefit will be called the Accelerated Death Benefit for Chronic Illness Rider.
(2)For a more complete description of the terms used in this section and conditions of this rider, please consult your rider policy form.

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

An individual qualifies as "chronically ill" if they have been certified by a licensed health care practitioner as being unable to perform (without substantial assistance from another person) at least two activities of daily living for a period of at least 90 days due to a loss of functional capacity; or requiring substantial supervision to protect such individual from threats to health and safety due to cognitive impairment.

Benefits are payable once we receive: 1) a written certification from a U.S. licensed health care practitioner that the insured person is a chronically ill individual and is receiving qualified long-term care services pursuant to a written plan of care; 2) proof that the "elimination period", as discussed below, has been satisfied; and 3) written notice of claim and proof of loss in a form satisfactory to us. We require recertification every twelve months from the date of the initial or subsequent certification to continue monthly benefit payments, otherwise, benefit payments will terminate at the end of the twelve month period. This rider may not cover all of the costs associated with long-term care services during the insured person's period of coverage.

The monthly rate for this rider varies based on the insured person's sex, issue age, class of risk and tobacco user status, as well as the benefit percentage selected. See "Risk/benefit summary: Charges and expenses you will pay", for more information on the charges we deduct for this rider.

If the net policy account value is insufficient to cover the total monthly deductions for the base policy and any riders while benefits under this rider are being paid, we will not lapse the policy. When monthly benefits under the Long Term Care Services/SM/ Rider are being paid, we will waive the monthly charge for the Long Term Care Services/SM/ Rider. See "Tax treatment of living benefits rider or Long Term Care Services/SM/ Rider under the policy with the applicable rider" earlier in this prospectus for more information.

We will pay up to the long-term care specified amount for qualified long-term care services for the insured person for the duration of a period of coverage. The initial long-term care specified amount is equal to the face amount of the base policy at issue. This amount may change due to subsequent policy transactions and will be reduced at the end of a period of coverage to reflect benefits paid during that period of coverage. Any request for a decrease in the policy face amount will reduce the current long-term care specified amount to an amount equal to the lesser of: (a) the new policy face amount; or (b) the long-term care specified amount immediately prior to the face amount decrease. Any partial withdrawal will reduce the current long-term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the withdrawal. The maximum monthly benefit in either case will then be equal to the new long-term care specified amount multiplied by the benefit percentage.

The maximum monthly benefit is the maximum amount an affiliated company or we will pay in a month for qualified long-term care services for the insured person. The maximum monthly benefit payment amount that you can purchase from AXA Equitable and its affiliates is limited to $50,000 per month, per insured person. Affiliates include AXA Equitable Life and Annuity Company, MONY Life Insurance Company of America and U.S. Financial Life Insurance. The maximum monthly benefit is equal to the long-term care specified amount multiplied by the benefit percentage that you have selected. This amount may change due to subsequent policy transactions. See below for maximum monthly payment limitations.

Each month, we will pay the monthly benefit payment (a portion of which may be applied to repay an outstanding policy loan) for qualified long-term care services for the insured person. The monthly benefit payment is equal to the lesser of:

1. the maximum monthly benefit (or lesser amount as requested, however, this may not be less than $500); or

2. the monthly equivalent of 200% (100% in the State of New York) of the per day limit allowed by the Health Insurance Portability and Accountability Act. (We reserve the right to increase this percentage.)

When benefits are paid under this rider, we establish an accumulated benefit lien. This accumulated benefit lien amount will equal the cumulative amount of rider benefits paid (including any loan repayments) during a period of coverage, accumulated at 0% interest. We subtract the accumulated benefit lien amount from the base policy death benefit if the insured person dies before the end of a period of coverage. For the purposes of determining the cash surrender value of this policy, the unloaned policy account value, and surrender charge (if applicable) will be reduced pro rata for the portion of the policy face amount that we have accelerated to date. However, the unloaned Policy Account Value will not be reduced by more than the accumulated benefit lien amount.

.. ELIMINATION PERIOD. The Long Term Care Services/SM/ Rider has an elimination period that is the required period of time that the rider must be in force before any benefit is available to the insured person under this rider. The elimination period is 90 days, beginning on the first day of any qualified long-term care services that are provided to the insured person. Generally, benefits under this rider will not be paid until the elimination period is satisfied, and benefits will not be retroactively paid for the elimination period. The elimination period can be satisfied by any combination of days of a long-term care facility stay or days of home health care. The days do not have to be continuous, but the elimination period must be satisfied within a consecutive period of 24 months starting with the date on which such services are first provided. The elimination period must be satisfied only once while this rider is in effect.

.. PERIOD OF COVERAGE. The period of coverage is the period of time during which the insured person receives services that are covered under the Long Term Care Services/SM/ Rider and for which benefits are payable. This begins on the first day of covered services received after the end of the elimination period. A period of coverage will end on the earliest of the following dates:

1. the date we receive the notice of release which must be sent to us when the insured person is no longer receiving qualified long-term care services;

2. the date we determine you are no longer eligible to receive benefits in accordance with the terms of this rider;

3. the date when you request that we terminate benefit payments under this rider;

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

4. the date the accumulated benefit lien amount equals the current long-term care specified amount;

5. the date you surrender the policy;

6. the date we make a payment under the living benefits rider (for terminal illness); or

7. the date of death of the insured person.

During a period of coverage:

1. Partial withdrawals, face amount decreases and premium payments are not permitted.

2. Each monthly benefit payment will increase the accumulated benefit lien amount by the amount of the payment; this amount will be treated as a lien against the policy values.

3. If there is an outstanding policy loan at the time we make a benefit payment, an amount equal to a percentage of the loan and accrued loan interest will be deducted from the monthly benefit payment and used as a loan repayment and will reduce the amount otherwise payable to you. This percentage will equal the monthly benefit payment divided by the portion of the long-term care specified amount that we have not accelerated to date.

4. The loan extension and paid up death benefit guarantee endorsements will no longer be applicable at any time once benefits are paid under this rider.

After a period of coverage ends:

1. The face amount of the policy and the long-term care specified amount are reduced by the accumulated benefit lien amount.

2. The unloaned policy account value will be reduced pro rata to the reduction in the policy face amount, but not by more than the accumulated benefit lien amount.

3. Any applicable surrender charges will be reduced pro rata to the reduction in the policy face amount.

4. The maximum monthly benefit will not be reduced.

5. Any actual premium fund and no lapse guarantee premium fund values that are used by us to determine whether a guarantee against policy lapse is in effect will also be reduced pro rata to the reduction in the policy face amount.

6. Any remaining balance for an outstanding loan and accrued loan interest will not be reduced.

7. The accumulated benefit lien amount is reset to zero.

The reduction in your policy account value will reduce your unloaned value in the guaranteed interest option and your values in the variable investment options in accordance with your monthly deduction allocation percentages then in effect. If we cannot make the reduction in this way, we will make the reduction based on the proportion that your unloaned values in the guaranteed interest option and your values in the variable investment options bear to the total unloaned value in your policy account.

After the period of coverage has ended, we will provide you with notice of the adjusted values.

If the entire long-term care specified amount has been paid out during the period of coverage, this rider will terminate and the policy may terminate.

.. RIDER TERMINATION. This rider will terminate, and no further benefits will be payable (except as provided under the "Extension of Benefits" provision of this rider), on the earliest of the following:

1. at any time after the first policy year, on the next monthly anniversary on or following the date we receive your written request to terminate this rider;

2. upon termination or surrender of the policy;

3. the date of the insured person's death;

4. the date when the accumulated benefit lien amount equals the current long-term care specified amount;

5. the effective date of the election of the paid up death benefit guarantee;

6. the date you request payment under a living benefits rider due to terminal illness of the insured person (whether or not monthly benefit payments are being made as of such date);

7. the date the policy goes on loan extension; or

8. on the date that a new insured person is substituted for the original insured person under the terms of any substitution of insured rider.

If this rider does not terminate, it will remain in force as long as the policy remains in force. This rider may be restored after termination if certain qualifications for restoration of rider benefits are met.

.. EXTENSION OF BENEFITS. If this policy lapses before the current long-term care specified amount has been paid out, while the insured person is confined in a long-term care facility, benefits for that confinement may be payable provided that the confinement began while this rider was in force. Benefits may continue until the earliest of the following dates: (a) the date the insured person is discharged from such confinement; (b) the date when the current long-term care specified amount has been paid; or (c) the date of death of the insured person. If benefits are payable under this provision, there will be no death benefit payable to the beneficiary or beneficiaries named in the base policy.

For tax information concerning the Long Term Care Services/SM/ Rider, see "Tax Treatment of living benefits rider or Long Term Care Services/SM/ Rider under a policy with the applicable rider" earlier in this prospectus.

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

CUSTOMER LOYALTY CREDIT

We provide a customer loyalty credit for policies that have been in force for more than 8 years. This is added to your policy account value each month. The dollar amount of the credit is a percentage of the total amount you then have in your policy account, but excluding any value we are holding as collateral for any policy loans. The credit begins in the policy's 9th year. The percentage credit is currently at an annual rate as described in the chart below depending upon the issue age of the insured as follows:

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     ISSUE  25 &
      AGE  YOUNGER  26    27   28    29   30    31   32    33   34
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             .25%  .245% .24% .235% .23% .225% .22% .215% .21% .205%
     ---------------------------------------------------------------------
     ISSUE                                                           45 &
      AGE    35     36    37   38    39   40    41   42    43   44   OLDER
     ---------------------------------------------------------------------
             .20%  .195% .19% .185% .18% .175% .17% .165% .16% .155%  .15%
     ---------------------------------------------------------------------

This credit is not guaranteed.

VARIATIONS AMONG INCENTIVE LIFE(R) '06 POLICIES

Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy.

AXA Equitable also may vary or waive the charges (including surrender charges) and other terms of Incentive Life(R) '06 where special circumstances (including certain policy exchanges) result in sales or administrative expenses or mortality risks that are different from those normally associated with Incentive Life(R) '06. We will make such variations only in accordance with uniform rules that we establish.

AXA Equitable or your financial professional can advise you about any variations that may apply to your policy.

YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS

BENEFICIARY OF DEATH BENEFIT. You designate your policy's beneficiary in your policy application. You can change the beneficiary at any other time during the insured person's life. If no beneficiary is living when the insured person dies, we will pay the death benefit proceeds in equal shares to the insured person's surviving children. If there are no surviving children, we will instead pay the insured person's estate.

PAYMENT OF DEATH BENEFIT. We will pay any death benefit in a single sum. If the beneficiary is a natural person (i.e., not an entity such as a corporation) and so elects, death benefit proceeds can be paid through the "AXA Equitable Access Account", which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds.
AXA Equitable will retain the funds until a draft is presented for payment. Interest on the AXA Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The AXA Equitable Access Account is part of AXA Equitable's general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The AXA Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

A beneficiary residing outside of the U.S., however, cannot elect the AXA Equitable Access Account. If the beneficiary is a trust that has two or fewer trustees, death benefit proceeds can be paid through the AXA Equitable Access Account.

If a financial professional has assisted the beneficiary in preparing the documents that are required for payment of the death benefit and the beneficiary so elects, we will send the AXA Equitable Access Account checkbook or check to the financial professional within the periods specified for death benefit payments under "When we pay policy proceeds," later in this prospectus. Our financial professionals will take reasonable steps to arrange for prompt delivery to the beneficiary.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

This is provided for informational purposes only. Since these policies are no longer available to new purchasers, this cancellation provision is no longer applicable.

You may cancel your policy by returning the policy along with a properly signed and completed written request for cancellation to our Administrative Office or, in some states, to the agent who sold it to you, by the 10th day after you receive it (or such longer period as required under state law). Your coverage will terminate as of the business day we receive your request at our Administrative Office (or, in some states, as of the business day the agent receives your request).

In most states, we will refund the premiums that were paid, less any outstanding loan and accrued loan interest. In other states, we will refund the policy account value calculated as of the date the policy was returned, plus any charges that were deducted from premiums that were paid and from the policy account value, less any outstanding loan and accrued loan interest.

Your policy will set forth the length of your "free look" period.

In addition to the cancellation right described above, you have the right to surrender your policy, rather than cancel it. Please see "Surrendering your policy for its net cash surrender value," earlier in this prospectus. Surrendering your policy may yield results different than canceling your policy, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the policy. Please see "Tax information," earlier in this prospectus for possible consequences of cancelling your policy.

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

10. More information about certain policy charges

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DEDUCTING POLICY CHARGES

PURPOSES OF POLICY CHARGES. The charges under the policies are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the policies. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the policies. If, as we expect, the charges that we collect from the policies exceed our total costs in connection with the policies, we will earn a profit. Otherwise, we will incur a loss. In addition to the charges described below, there are also charges at the Portfolio level, which are described in the prospectuses of the Portfolios in which the funds invest. For additional information on all policy charges, see "Risk/benefit summary:
Charges and expenses you will pay."

TRANSACTION CHARGES

On the first day of each policy month, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below (see "Periodic charges" below). In addition, charges may be deducted for transactions such as premium payments, policy surrenders, requested decreases in face amount, or transfers among investment options.

.. PREMIUM CHARGE. We deduct an amount not to exceed 6% from each premium payment you send us. Currently, we reduce this charge to 4% after an amount equal to two "target premiums" has been paid. The "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, as well as the policy's face amount, among other factors. In addition, if your policy includes the accounting benefit endorsement, a portion of the deductions from premiums will be refunded upon surrender within the first three policy years (see "Accounting benefit endorsement" in "More information about policy features and benefits" earlier in this prospectus). A similar charge applies to premiums attributed to requested face amount increases that are above your highest previous face amount. The premium charge is designed in part to defray sales and tax expenses we incur that are based on premium payments.

.. SURRENDER CHARGES. If you give up this policy for its net cash surrender value before the end of the tenth policy year, or within the first ten years after a face amount increase over the previous highest base policy face amount, we will subtract a surrender charge from your policy account value. The surrender charge in the first policy month of each policy year is shown in your policy. The initial surrender charge will be between $10.96 and $47.91 per $1,000 of initial base policy face amount, or base policy face amount increase. The surrender charge declines uniformly in equal monthly amounts within each policy year until it reaches zero in the twelfth month of policy year ten. The initial amount of surrender charge depends on each policy's specific characteristics. In addition, if your policy includes the accounting benefit endorsement, the surrender charges are reduced (see "Accounting benefit endorsement" in "More information about policy features and benefits" earlier in this prospectus). Changes in the base policy face amount resulting from a change in death benefit option will not be considered in computing the previous highest face amount.

The surrender charges are contingent deferred sales charges. They are contingent because you only pay them if you surrender your policy for its net cash surrender value (or request a reduction in its face amount, as described below). They are deferred because we do not deduct them from your premiums. Because the surrender charges are contingent and deferred, the amount we collect in a policy year is not related to actual expenses for that year.

The surrender charges assessed in connection with giving up this policy or with reductions in policy face amount are intended, in part, to compensate us for the fact that it takes us time to make a profit on your policy, and if you give up or reduce the face amount of your policy in its early years, we do not have the time to recoup our costs.

.. REQUEST A DECREASE IN YOUR POLICY'S FACE AMOUNT. If there is a requested base policy face amount reduction within the first ten policy years or within ten years following a face amount increase, or the paid-up death benefit guarantee is elected for a reduced amount during a surrender charge period, a proportionate surrender charge will be deducted from your policy account value.

Assuming you have not previously changed the base policy face amount, a proportionate surrender charge will be determined by dividing the amount of the reduction in base policy face amount by the initial base policy face amount of insurance, and then multiplying that fraction by the surrender charge immediately before the reduction. The proportionate surrender charge will not exceed the unloaned policy account value at the time of the reduction. If a proportionate surrender charge is made, the remaining surrender charge will be reduced proportionately. We will not deduct a proportionate surrender charge if the reduction resulted from a change in death benefit option or a partial withdrawal.

If there have been prior increases in face amount, the decrease will be deemed to cancel, first, each increase in reverse chronological order (beginning with the most recent) and then the initial face amount. We will deduct from your policy account value any surrender charge that is associated with any portion of the face amount that is thus deemed to be canceled.

.. TRANSFERS AMONG INVESTMENT OPTIONS. Although we do not currently charge for transfers among investment options, we reserve the right to make a transfer charge up to $25 for each transfer of amounts among your investment options. The transfer charge, if any, is deducted from the amounts transferred from your policy's value in the variable investment options and in our guaranteed interest option based on the proportion that the amount transferred from each variable investment option and from our guaranteed interest option bears to the total amount being transferred. Any such charge would be, in part, to compensate us for our expenses in administering transfers. The charge will never apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automated transfer service or asset rebalancing service.

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES

.. ADDING A LIVING BENEFITS RIDER. If you elect the living benefits rider after the policy is issued, we will deduct $100 from your policy account value at the time of the transaction. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

.. EXERCISE OF OPTION TO RECEIVE A TERMINAL ILLNESS "LIVING BENEFIT." If you elect to receive a terminal illness "living benefit," we will deduct up to $250 from any living benefit we pay. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your policy account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

.. WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

.. EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

.. POLICY ILLUSTRATION CHARGE. Currently, you are entitled to one free illustration each policy year. For each additional illustration, we charge $25. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

.. DUPLICATE POLICY CHARGE. We charge $35 for providing a copy of your policy. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

.. POLICY HISTORY CHARGE. We charge a maximum of $50 for providing you a history of policy transactions. If you request a policy history of less than 5 years from the date of your request, there is no charge. If you request a policy history of more than 5 years but less than 10 years from the date of your request, the current charge is $25. For policy histories of 10 years or more, the charge is $50. For all policy histories, we reserve the right to charge a maximum of $50. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

.. CHARGE FOR RETURNED PAYMENTS. For each payment you make in connection with your policy is returned for insufficient funds, we will charge a maximum of $25.

PERIODIC CHARGES

On the first day of each month of the policy, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below.

.. ADMINISTRATIVE CHARGE. In the first policy year, we deduct $20 from your policy account value at the beginning of each policy month. In all subsequent policy years (but not beyond the policy anniversary when the insured person is attained age 100), we currently deduct $10 from your policy account value at the beginning of each policy month. We reserve the right to increase or decrease this latter amount in the future, although it will never exceed $15. In addition, we deduct between $0.06 and $0.30 per $1,000 of your initial base policy face amount and any face amount increase at the beginning of each policy month in the first ten policy years and any 10 year period following a face amount increase. The administrative charge is intended, in part, to compensate us for the costs involved in administering the policy.

.. COST OF INSURANCE CHARGE. The cost of insurance rates vary depending on a number of factors, including, but not limited to, the individual characteristics of the insured and the policy year. The monthly cost of insurance charge is determined by multiplying the cost of insurance rate that is then applicable to your policy by the amount we have at risk under your policy divided by $1,000. Our amount at risk (also described in your policy as "net amount at risk") on any date is the difference between (a) the death benefit that would be payable if the insured person died on that date and
(b) the then total account value under the policy. A greater amount at risk, or a higher cost of insurance rate, will result in a higher monthly charge. The cost of insurance rates are intended, in part, to compensate us for the cost of providing insurance to you under your policy.

Generally, the cost of insurance rate increases from one policy year to the next. This happens automatically because of the insured person's increasing age.

On a guaranteed basis, we may deduct between $0.06 and $83.34 per $1,000 of the amount for which we are at risk under your policy from your policy account value each month (but not beyond the policy anniversary date when the insured person is attained age 100). As the amount for which we are at risk at any time is the death benefit (calculated as of that time) minus your policy account value at that time, changes in your policy account value resulting from the performance of your investment options can affect your amount at risk, and as a result, your cost of insurance. Our cost of insurance rates are guaranteed not to exceed the maximum rates specified in your policy. For most insured persons at most ages, our current (non-guaranteed) rates are lower than the maximum rates. However, we have the ability to raise these rates up to the guaranteed maximum at any time, subject to any necessary regulatory approvals.

The guaranteed maximum cost of insurance rates for gender neutral Incentive Life(R) '06 policies for insureds who are age 18 or above are based on the 1980 Commissioner's Standard Ordinary SB Smoker and NB Non-Smoker Mortality Tables. The guaranteed maximum cost of insurance rates for gender neutral Incentive Life(R) '06 policies for insureds who are under age 18 are based on the 1980 Commissioner's Standard Ordinary Mortality Table B. For all other policies, for insureds who are age 18 or above, the guaranteed maximum cost of insurance rates are based on the 1980 Commissioner's Standard Ordinary Male and Female Smoker and Non-Smoker Mortality Tables. For insureds who are under age 18, the guaranteed maximum cost of insurance rates are based on the 1980 Commissioner's Standard Ordinary Male and Female Mortality Tables.

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES

Our cost of insurance rates will generally be lower (except for gender-neutral policies and in connection with certain employee benefit plans) if the insured person is a female than if a male. They also will generally be lower for non-tobacco users than tobacco users and lower for persons that have other highly favorable health characteristics, as compared to those that do not. On the other hand, insured persons who present particular health, occupational or avocational risks may be charged higher cost of insurance rates and other additional charges as specified in their policies. In addition, the current rates also vary depending on the duration of the policy (i.e., the length of time since the policy was issued).

For policies issued at ages 0-17, an insured person's cost of insurance rate is not based on that person's status as a tobacco user or non-tobacco user. Effective with the policy anniversary when that insured person reaches attained age 18, non-tobacco user cost of insurance rates will be charged for that person. That insured person may also be eligible for a more favorable rating, subject to our underwriting rules.

We offer lower rates for non-tobacco users only if they are at least age 18. You may generally ask us to review the tobacco habits of an insured person issue age 18 or over in order to change the charge from tobacco user rates to non-tobacco user rates. The change, if approved, may result in lower future cost of insurance rates beginning on the effective date of the change to non-tobacco user rates.

The change will be based upon our general underwriting rules in effect at the time of application, and may include criteria other than tobacco use status as well as a definition of tobacco use different from that applicable at the time this policy was issued.

Similarly, after the first policy year, you may request us to review the insured person's rating to see if they qualify for a reduction in future cost of insurance rates. Any such change will be based upon our general underwriting rules in effect at the time of application, and may include various criteria.

For information concerning possible limitations on any changes, please see "2009 or later increases in benefits or coverage, addition of riders, or certain other policy changes" in "Tax information" earlier in this prospectus.

The change in rates, if approved, will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. This change may have adverse tax consequences.

.. MORTALITY AND EXPENSE RISK CHARGE. We will collect a monthly charge for mortality and expense risk. We are committed to fulfilling our obligations under the policy and providing service to you over the lifetime of your policy. Despite the uncertainty of future events, we guarantee that monthly administrative and cost of insurance deductions from your policy account value will never be greater than the maximum amounts shown in your policy. In making this guarantee, we assume the mortality risk that insured persons (as a group) will live for shorter periods than we estimated. When this happens, we have to pay a greater amount of death benefit than we expected to pay in relation to the cost of insurance charges we received. We also assume the expense risks that the cost of issuing and administering policies will be greater than we expected. This charge is designed, in part, to compensate us for taking these risks.

We deduct a monthly charge at an annual rate of 0.85% of the value in your policy's variable investment options during the first 8 policy years, with no charge in policy year 9 and thereafter. We reserve the right to increase or decrease this charge in the future, although it will never exceed 1.00% during policy years 1-10, and 0.50% during policy years 11 and later. This charge will be calculated at the beginning of each policy month as a percentage of the amount of the policy account that is then allocated to the variable investment options.

.. LOAN INTEREST SPREAD. We charge interest on policy loans but credit you with interest on the amount of the policy account we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit. The loan interest spread will not exceed 1%. We deduct this charge on each policy anniversary date, or on loan termination, if earlier. For more information on how this charge is deducted, see "Borrowing from your policy" under "Accessing your money" earlier in this prospectus. As with any loan, the interest we charge on the loans is intended, in part, to compensate us for the time value of the money we are lending and the risk that you will not repay the loan.

OPTIONAL RIDER CHARGES

If you elected the following riders, the following charges, which are designed to offset the cost of their respective riders, are deducted from your policy account value, on the first day of each month of the policy. The costs of each of the riders below are designed, in part, to compensate us for the additional insurance risk we take on in providing each of these riders and the administrative costs involved in administering them:

.. CHILDREN'S TERM INSURANCE. If you chose this rider, we deduct $0.50 per $1,000 of rider benefit amount from your policy account value each month until the insured under the base policy reaches age 65, while the rider is in effect. The charge for this rider does not vary depending upon the specifics of your policy. However, we will continue to charge you for the rider, even after all of your children, stepchildren and legally adopted children have reached age 25 (when a child's coverage under the rider terminates), unless you notify us in writing that you wish to cancel this rider.

.. DISABILITY DEDUCTION WAIVER. If you chose this rider, we deduct an amount from your policy account value each month until the insured under the base policy reaches age 65, while the rider is in effect. This amount is between 7% and 132% of all the other monthly charges (including charges for other riders elected) deducted from your policy account value on a guaranteed basis. The current monthly charges for this rider are lower than the maximum monthly charges.

.. DISABILITY PREMIUM WAIVER. If you chose this rider, we deduct an amount from your policy account value each month while the rider is in effect. This amount is between $0.02 and $0.69 per $1,000 of initial base policy face amount. We will establish a similar charge for requested base policy face amount increases. If you also select certain of the other optional riders available under your policy, we will deduct additional amounts from your policy account value per $1,000 of rider benefit amount each month while both the other rider and this rider are in effect. If you choose the children's term insurance, we will deduct an amount between $0.01 and $0.03. If you choose the Long Term Care Services/SM/ Rider, we will deduct an amount between $0.0009 and $0.02. These amounts are in addition to the charges for the riders themselves.

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES

.. LONG TERM CARE SERVICES/SM/ RIDER. If you chose this rider on a guaranteed basis, we may deduct between $0.08 and $1.18 per $1,000 of the amount for which we are at risk under the rider from your policy account value each month until the insured under the base policy reaches age 100 while the rider is in effect, but not when rider benefits are being paid. The amount at risk for this rider is the long-term care specified amount minus your policy account value, but not less than zero. The current monthly charges to this rider are lower than the maximum monthly charges.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees.

..   Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES

11. More information about procedures that apply to your policy

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This section provides further detail about certain subjects that are addressed in the previous pages. The following discussion generally does not repeat the information already contained in those pages.

DATES AND PRICES AT WHICH POLICY EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your policy will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

DATE OF RECEIPT. Where this prospectus refers to the day when we receive a payment, request, election, notice, transfer or any other transaction request from you, we usually mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our Administrative Office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

BUSINESS DAY. Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. We compute unit values for our variable investment options as of the end of each business day.

PAYMENTS YOU MAKE. The following are reflected in your policy as of the date we receive them in complete and proper form:

..   premium payments received after the policy's investment start date
    (discussed below)

..   loan repayments and interest payments

REQUESTS YOU MAKE. The following transactions occur as of the date we receive your request in complete and proper form:

..   withdrawals

..   tax withholding elections

..   face amount decreases that result from a withdrawal

..   changes of allocation percentages for premium payments or monthly deductions

..   surrenders

..   changes of owner

..   changes of beneficiary

..   transfers from a variable investment option to the guaranteed interest option

..   changes in form of death benefit payment

..   loans

..   transfers among variable investment options

..   assignments

..   termination of paid up death benefit guarantee

The following transactions occur on your policy's next monthly anniversary that coincides with or follows the date we approve your request:

..   changes in face amount

..   election of paid up death benefit guarantee

..   changes in death benefit option

..   restoration of terminated policies

..   termination of any additional benefit riders you have elected

AUTOMATIC TRANSFER SERVICE. Transfers pursuant to our automatic transfer service (dollar-cost averaging) occur as of the first day of each policy month. If you request the automatic transfer service in your original policy application, the first transfer will occur as of the first day of the second policy month after your policy's initial Allocation Date. If you request this service at any later time, we make the first such transfer as of your policy's first monthly anniversary that coincides with or follows the date we receive your request.

ASSET REBALANCING SERVICE. If you request the asset rebalancing service, the first redistribution will be on the date you specify or the date we receive your request, if later. However, no rebalancing will occur before your policy's Allocation Date. Subsequent periodic rebalancings occur quarterly, semiannually or annually, as you have requested.

DELAY IN CERTAIN CASES. We may delay allocating any payment you make to our variable investment options, or any transfer, for the same reasons stated in "Delay of variable investment option proceeds" later in this prospectus. We may also delay such transactions for any other legally permitted purpose.

PRICES APPLICABLE TO POLICY TRANSACTIONS. If a transaction will increase or decrease the amount you have in a variable investment option as of a certain date, we process the transaction using the unit values for that option computed as of that day's close of business, unless that day is not a business day. In that case, we use unit values computed as of the next business day's close.

EFFECT OF DEATH OR SURRENDER. You may not make any surrender or partial withdrawal request after the insured person has died. Also, all insurance coverage ends on the date as of which we process any request for a surrender.

          MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY

POLICY ISSUANCE

REGISTER DATE. When we issue a policy, we assign it a "register date," which will be shown in the policy. We measure the months, years, and anniversaries of your policy from your policy's register date.

..   If you submit the full minimum initial premium to your financial professional at the time you sign the application and before the policy is issued, and we issue the policy as it was applied for, then the register date will be the later of (a) the date you signed part I of the policy application or (b) the date a medical professional signed part II of the policy application.

..   If we do not receive your full minimum initial premium at our
    Administrative Office before the issue date or, if we issue the policy on a different basis than you applied for, the register date initially will appear on your policy as the date the policy is issued; however, we will move the register date to the date we deliver the policy provided we received your full minimum initial premium. This will ensure that premiums and charges will commence on the same date as your insurance coverage. If your policy was delivered on the 29th, 30th or 31st of the month, we will move the register date to the 1st of the following month. This could change the current interest rate for the guaranteed interest option.

We may also permit an earlier than customary register date (a) for employer-sponsored cases, to accommodate a common register date for all employees or (b) to provide a younger age at issue. (A younger age at issue reduces the monthly charges that we deduct under a policy.) The charges and deductions commence as of the register date, even when we have permitted an early register date. We may also permit policy owners to delay a register date (up to three months) in employer-sponsored cases.

INVESTMENT START DATE. This is the date your investment first begins to earn a return for you. Generally, this is the register date. Before this date, your initial premium will be held in a non-interest bearing account. If we move your register date as described in the second bullet under "Policy issuance," above, we will also move your investment start date and/or interest crediting date to coincide with the register date.

COMMENCEMENT OF INSURANCE COVERAGE. You must give the full minimum initial premium to your financial professional on or before the day the policy is delivered to you. No insurance under your policy will take effect unless
(1) the insured person is still living at the time such payment and delivery are completed and (2) the information in the application continues to be true and complete, without material change, as of the time of such payment. If you submit the full minimum initial premium with your application, we may, subject to certain conditions, provide a limited amount of temporary insurance on the proposed insured person. You may request and review a copy of our temporary insurance agreement for more information about the terms and conditions of that coverage.

NON-ISSUANCE. If, after considering your application, we decide not to issue a policy, we will refund any premium you have paid, without interest.

AGE; AGE AT ISSUE. Unless the context in this prospectus requires otherwise, we consider the insured person's "age" during any policy year to be his or her age on his or her birthday nearest to the beginning of that policy year. For example, the insured person's age for the first policy year ("age at issue") is that person's age on whichever birthday is closer to (i.e., before or after) the policy's register date.

WAYS TO MAKE PREMIUM AND LOAN PAYMENTS

CHECKS AND MONEY ORDERS. Premiums or loan payments generally must be paid by check or money order drawn on a U.S. bank in U.S. dollars and made payable to "AXA Equitable Life Insurance Company."

We prefer that you make each payment to us with a single check drawn on your business or personal bank account. We also will accept a single money order, bank draft or cashier's check payable directly to AXA Equitable, although we must report such "cash equivalent" payments to the Internal Revenue Service under certain circumstances. Cash and travelers' checks, or any payments in foreign currency, are not acceptable. We will accept third-party checks payable to someone other than AXA Equitable and endorsed over to AXA Equitable only
(1) as a direct payment from a qualified retirement plan or (2) if they are made out to a trustee who owns the policy and endorses the entire check (without any refund) as a payment to the policy.

ASSIGNING YOUR POLICY

You may assign (transfer) your rights in a policy to someone else as collateral for a loan, to effect a change of ownership or for some other reason, if we agree. Collateral assignments may also sometimes be used in connection with dividing the benefits of the policy under a split-dollar arrangement, which will also have its own tax consequences. A copy of the assignment must be forwarded to our Administrative Office. We are not responsible for any payment we make or any action we take before we receive notice of the assignment or for the validity of the assignment. An absolute assignment is a change of ownership.

Certain transfers for value may subject you to income tax and penalties and cause the death benefit to lose its income-tax free treatment. Further, a gift of a policy that has a loan outstanding may be treated as part gift and part transfer for value, which could result in both gift tax and income tax consequences. The IRS issued regulations in both 2002 and 2003 concerning split-dollar arrangements, including policies subject to collateral assignments. The regulations provide both new and interim guidance as to the taxation of such arrangements. These regulations address taxation issues in connection with arrangements which are compensatory in nature, involve a shareholder and corporation, or a donor and donee. See also discussion under "Split-dollar and other employee benefit programs" and "Estate, gift, and generation-skipping taxes" in the "Tax information" section of this prospectus. You should consult your tax advisor prior to making a transfer or assignment.

YOU CAN CHANGE YOUR POLICY'S INSURED PERSON

NOTE: Notwithstanding the information further below, based upon our current understanding of federal tax rules at the time this prospectus was prepared, we are not permitting changes of a policy's insured person. For further information, please see "2009 or later

          MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY increases in benefits or coverage, addition of riders, or certain other policy changes" under "Tax information" earlier in this prospectus. The following information, therefore, does not apply, absent IRS guidance that would permit such changes.

After the policy's second year, we will permit you to request that a new insured person replace the existing one subject to our rules then in effect. This requires that you provide us with adequate evidence that the proposed new insured person meets our requirements for insurance. Other requirements are outlined in your policy.

Upon making this change, the monthly insurance charges we deduct will be based on the new insured person's insurance risk characteristics. In addition, any no lapse guarantee and Long-Term Care Services/SM/ Rider will terminate. It may also affect the face amount that a policy will have if you subsequently elect the paid up death benefit guarantee. The change of insured person will not, however, affect the surrender charge computation for the amount of coverage that is then in force.

Substituting the insured person is a taxable event and may, depending upon individual circumstances, have other tax consequences as well. For example, the change could cause the policy to be a "modified endowment contract" or to fail the Internal Revenue Code's definition of "life insurance," or in some cases require that we also distribute certain amounts to you from the policy. See "Tax information" earlier in this prospectus. You should consult your tax advisor prior to substituting the insured person. As a condition to substituting the insured person we may require you to sign a form acknowledging the potential tax consequences. In no event, however, will we permit a change that we believe causes your policy to fail the definition of life insurance or causes the policy to lose its ability to be tested under the 1980 CSO table. See "2009 or later increases in benefits or coverage, addition of riders, or certain other policy changes" under "Tax information" earlier in this prospectus. Also, if the paid up death benefit guarantee is in effect or your policy is on loan extension, you may not request to substitute the insured person.

REQUIREMENTS FOR SURRENDER REQUESTS

Your surrender request must include the policy number, your name, your taxpayer identification number, the name of the insured person, and the address where proceeds should be mailed. The request must be signed by you, as the owner, and by any joint owner, collateral assignee or irrevocable beneficiary. We may also require you to complete specific tax forms, or provide a representation that your policy is not being exchanged for another life or annuity contract.


GENDER-NEUTRAL POLICIES

Congress and various states have from time to time considered legislation that would require insurance rates to be the same for males and females. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of Incentive Life(R) '06 in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

There will be no distinctions based on sex in the cost of insurance rates for Incentive Life(R) '06 policies sold in Montana. We will also make such gender-neutral policies available on request in connection with certain employee benefit plans. Cost of insurance rates applicable to a gender-neutral policy will not be greater than the comparable male rates under a gender specific Incentive Life(R) '06 policy.

FUTURE POLICY EXCHANGES

We may at some future time, under certain circumstances and subject to applicable law, allow the current owner of this policy to exchange it for a universal life policy we are then offering. The exchange may or may not be advantageous to you, based on all of the circumstances, including a comparison of contractual terms and conditions and charges and deductions. We will provide additional information upon request at such time as exchanges may be permitted.

BROKER TRANSACTION AUTHORITY

After your policy has been issued, we may accept transfer requests and changes to your premium allocation instructions or fund transfers by telephone, mail, facsimile or electronically, and requests for our automatic transfer service or asset rebalancing service in writing, by mail or facsimile, from your financial professional, provided that we have your prior written authorization to do so on file. Accordingly, AXA Equitable will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. AXA
Equitable will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. AXA Equitable will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. AXA Equitable may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity. AXA Equitable may terminate any such authorization at any time without prior notice.

          MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY

12. More information about other matters

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ABOUT THE GENERAL ACCOUNT

This policy is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a policy's account value or any guaranteed benefits with which the policy was issued. AXA Equitable is solely responsible to the policy owner for the policy's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the policy are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular policy or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the policies in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The policy is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities law relating to the accuracy and completeness of statements made in prospectuses.

TRANSFERS OF YOUR POLICY ACCOUNT VALUE

TRANSFERS NOT IMPLEMENTED. If a request cannot be fully administered, only the part that is in good order will be processed. Any part of the request that cannot be processed will be denied and an explanation will be provided to you. This could occur, for example, where the request does not comply with our transfer limitations, or where you request transfer of an amount greater than that currently allocated to an investment option.

Similarly, the automatic transfer service will terminate immediately if:
(1) your amount in the EQ/Money Market option is insufficient to cover the automatic transfer amount; (2) your policy is in a grace period; (3) we receive notice of the insured person's death; or (4) you have either elected the paid up death benefit guarantee or your policy is placed on loan extension. Similarly, the asset rebalancing program will terminate if either (2), (3) or
(4) occurs.

DISRUPTIVE TRANSFER ACTIVITY. You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small-and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small-and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio

                     MORE INFORMATION ABOUT OTHER MATTERS
performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that AXA Equitable has a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

TELEPHONE AND INTERNET REQUESTS

If you are a properly authorized person, you may make transfers between investment options over the Internet as described earlier in this prospectus in "How to make transfers" under "Transferring your money among our investment options."

Also, you may make the following additional types of requests by calling the number under "By Phone:" in "How to reach us" from a touch-tone phone, if the policy is individually owned and you are the owner, or through axa.com or us.axa.com for those outside the U.S. if you are the individual owner:

..   changes of premium allocation percentages

..   changes of address

..   request forms and statements

..   to request a policy loan (loan requests cannot be made online by corporate policyholders)

..   enroll for electronic delivery and view statements/documents online

..   to pay your premium or make a loan repayment

For security purposes, all telephone requests are automatically tape-recorded and are invalid if the information given is incomplete or any portion of the request is inaudible. We have established procedures reasonably designed to confirm that telephone instructions are genuine.

If you wish to enroll through axa.com or us.axa.com for those outside the U.S., or use ACH payments via AXA Equitable's Interactive Telephone Service, you must first agree to the terms and conditions set forth in our axa.com or us.axa.com for those outside the U.S., Online Services Agreement or our AXA Equitable's Interactive Telephone Service Terms and Conditions, which you can find at our website or request via the automated telephone system, respectively. We will send you a confirmation letter by first class mail. Additionally, you will be required to use a password and protect it from unauthorized use. We will provide subsequent written confirmation of any transactions. We will assume that all instructions received through axa.com or us.axa.com for those outside the U.S., or AXA Equitable's Interactive Telephone Service from anyone using your password are given by you; however, we reserve the right to refuse to process any transaction and/or block access to axa.com or us.axa.com for those outside the U.S., or AXA Equitable's Interactive Telephone Service if we have reason to believe the instructions given are unauthorized.

If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions that we reasonably believe to be genuine.

                     MORE INFORMATION ABOUT OTHER MATTERS

We reserve the right to refuse to process any telephone or Internet transactions if we have reason to believe that the request compromises the general security and/or integrity of our automated systems (see discussion of "Disruptive transfer activity" above).

Any telephone, Internet or fax transaction request that is not completed by the close of a business day (which is usually 4:00 p.m. Eastern Time) will be processed as of the next business day. During times of extreme market activity, or for other reasons, you may be unable to contact us to make a telephone or Internet request. If this occurs, you should submit a written transaction request to our Administrative Office. We reserve the right to discontinue telephone or Internet transactions, or modify the procedures and conditions for such transactions, without notifying you, at any time.

CYBERSECURITY


We rely heavily on interconnected computer systems and digital data to conduct our variable life insurance product business. Because our variable life insurance product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your policy account value. For instance, systems failures and cyber-attacks may interfere with our processing of policy transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate your policy account value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your policy to lose policy account value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your policy due to cyber-attacks or information security breaches in the future, we take reasonable steps to mitigate these risks and secure our systems from such failures and attacks.


SUICIDE AND CERTAIN MISSTATEMENTS

If an insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of an insured person, we will adjust the amount of any death benefit (and certain rider benefits), as described in the policy (or rider).

WHEN WE PAY POLICY PROCEEDS

GENERAL. We will generally pay any death benefit, surrender, withdrawal, or loan within seven days after we receive the request and any other required items.

CLEARANCE OF CHECKS. We reserve the right to defer payment of that portion of your policy account value that is attributable to a premium payment or loan repayment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

DELAY OF GUARANTEED INTEREST OPTION PROCEEDS. We also have the right to defer payment or transfers of amounts out of our guaranteed interest option for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 3% per year from the date we receive your request.

DELAY OF VARIABLE INVESTMENT OPTION PROCEEDS. We reserve the right to defer payment of any death benefit, transfer, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on that exchange is restricted; (b) the SEC has declared that an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the policy account value; or
(c) the law permits the delay for the protection of owners. If we need to defer calculation of values for any of the foregoing reasons, all delayed transactions will be processed at the next available unit values.

DELAY TO CHALLENGE COVERAGE. We may challenge the validity of your insurance policy or any rider based on any material misstatements in an application you have made to us. We cannot make such challenges, however, beyond certain time limits set forth in the policy or rider. If the insured person dies within one of these limits, we may delay payment of any proceeds until we decide whether to challenge the policy.

CHANGES WE CAN MAKE

In addition to any of the other changes described in this prospectus, we have the right to modify how we or Separate Account FP operate. For example, we have the right to:

..   combine two or more variable investment options or withdraw assets relating to Incentive Life(R) '06 from one investment option and put them into another;

..   end the registration of, or re-register, Separate Account FP under the
    Investment Company Act of 1940;

..   operate Separate Account FP under the direction of a "committee" or discharge such a committee at any time;

..   restrict or eliminate any voting rights or privileges of policy owners (or other persons) that affect Separate Account FP;

..   operate Separate Account FP, or one or more of the variable investment options, in any other form the law allows. This includes any form that allows us to make direct investments, in which case we may charge Separate Account FP an advisory fee. We may make any legal investments we wish for Separate Account FP. In addition, we may disapprove any change in investment advisers or in investment policy unless a law or regulation provides differently.

If we take any action that results in a material change in the underlying investments of a variable investment option, we will notify you to the extent required by law. We may, for example, cause the variable

                     MORE INFORMATION ABOUT OTHER MATTERS
investment option to invest in a mutual fund other than, or in addition to, the Trusts. If you then wish to transfer the amount you have in that option to another investment option, you may do so.

We may make any changes in the policy or its riders, require additional premium payments, or make distributions from the policy to the extent we deem necessary to ensure that your policy qualifies or continues to qualify as life insurance for tax purposes. Any such change will apply uniformly to all policies that are affected. We will give you written notice of such changes. Subject to all applicable legal requirements, we also may make other changes in the policies that do not reduce any net cash surrender value, death benefit, policy account value, or other accrued rights or benefits.

Whether to make any of the above discussed changes is generally within our discretion, although some such changes might require us to obtain regulatory or policy owner approval. Whether regulatory or policy owner approval is required would depend on the nature of the change and, in many cases, the manner in which the change is implemented. You should not assume, therefore, that you necessarily will have an opportunity to approve or disapprove any such changes. We will, of course, comply with applicable legal requirements, including notice to or approval by policy owners where required in particular cases.

It is not possible to foresee all of the circumstances under which we may find it necessary or appropriate to exercise our right to make changes. Such circumstances could, however, include changes in law, or interpretations thereof; changes in financial or investment market conditions; changes in accepted methods of conducting operations in the relevant market; or a desire to achieve material operating economies or efficiencies.

REPORTS WE WILL SEND YOU

Shortly after the end of each year of your policy, we will send you a report that includes information about your policy's current death benefit, policy account value, cash surrender value (i.e., policy account value minus any current surrender charge), policy loans, policy transactions and amounts of charges deducted. We will send you individual notices to confirm your premium payments, loan repayments, transfers and certain other policy transactions. Please promptly review all statements and confirmations and notify us immediately at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) if there are any errors.

DISTRIBUTION OF THE POLICIES

The policies are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account FP. The offering of the policies is intended to be continuous.


AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Equitable Holdings, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The policies are sold by financial professionals of AXA Advisors and its affiliates. The policies are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with AXA Distributors ("Selling broker-dealers").


AXA Equitable pays compensation to both Distributors based on policies sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its policies, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your policy. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the policy and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the policy, see "Risk/benefit summary: Charges and expenses you will pay" and "More information about certain policy charges" earlier in this prospectus.

As used below, the "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, as well as the policy's face amount and Distributor, among other factors.

AXA ADVISORS COMPENSATION. AXA Equitable pays compensation to AXA Advisors based on premium payments made on the policies sold through AXA Advisors ("premium-based compensation"). The premium-based compensation will generally not exceed 99% of premiums you pay up to one target premium in your policy's first year; plus 8.5% of all other premiums you pay in your policy's first year; plus 11% of all other premiums you pay in policy years two and later. AXA Advisors, in turn, may pay a portion of the premium-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. Your AXA Advisors financial professional will receive premium-based compensation in combination with ongoing annual compensation based on a percentage of the account value of the policy sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both premium-based and asset-based compensation could, over time, exceed the total compensation that would otherwise be paid on the basis of premiums alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a policy is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described immediately below.

AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their policy.

                     MORE INFORMATION ABOUT OTHER MATTERS

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable policies and policies offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.


DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of premium-based compensation and/or asset-based compensation for the sale of an AXA Equitable policy than it pays for the sale of a policy or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same policy. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable policies. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable policies than products issued by other companies. Other forms of compensation provided to its financial professionals and/or managerial personnel include health and retirement benefits, expense reimbursements, marketing allowances and premium-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable policies and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable policy over a policy or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of FINRA and other federal and state regulatory authorities, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you and, for certain accounts depending on applicable rules, that are in your best interest, based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.


AXA DISTRIBUTORS COMPENSATION. AXA Equitable pays premium-based and asset-based compensation (together "compensation") to AXA Distributors. Premium-based compensation is paid based on AXA Equitable policies sold through AXA Distributor's Selling broker-dealers. Asset-based compensation is paid based on the unloaned account value of policies sold through certain of AXA Distributor's Selling broker-dealers. Premium-based compensation will generally not exceed 120% of the premiums you pay up to one target premium in your policy's first year; plus 5% of all other premiums you pay in your policy's first year; plus 2.8% of all other premiums you pay in policy years two through ten, and 2% thereafter. Asset-based compensation up to 0.15% in policy years 6-10 and up to 0.10% in policy years 11 and later may also be paid. AXA Distributors, in turn, pays a portion of the compensation it receives to the Selling broker-dealer making the sale. The compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

These payments above also include compensation to cover operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the policy owner. Payments may be based on ongoing sales, on the aggregate account value attributable to policies sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable policies exclusively.


These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable policies over policies and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2017) received additional payments. These additional payments ranged from $2,068.25 to $5,709,995.36. AXA Equitable and its affiliates may also have other business relationships with Selling broker-dealers, which may provide

                     MORE INFORMATION ABOUT OTHER MATTERS
an incentive for the Selling broker-dealers to promote the sale of AXA Equitable policies over policies and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.


1st Global Capital Corp.
Allstate Financial Services, LLC
American Portfolios Financial Services
Ameriprise Financial Services
BBVA Securities, Inc.
Cambridge Investment Research
Capital Investment Group
Centaurus Financial, Inc.
CETERA Financial Group
Citigroup Global Markets, Inc.
Citizens Investment Services
Commonwealth Financial Network
CUNA Brokerage Services
CUSO Financial Services, L.P.
Equity Services Inc.
Farmer's Financial Solution
FTB Advisors, Inc.
Geneos Wealth Management
Gradient Securities, LLC
H.D. Vest Investment Securities, Inc.
Independent Financial Group, LLC
Infinex Investments Inc.
Investment Professionals, Inc.
Janney Montgomery Scott LLC
Kestra Investments, LLC
Key Investment Services LLC
Ladenburg Thalmann Advisor Network, LLC
Lincoln Financial Advisors Corp.
Lincoln Financial Securities Corp.
Lincoln Investment Planning
LPL Network
Lucia Securities, LLC
MML Investors Services, LLC
Morgan Stanley Smith Barney
Mutual of Omaha Investment Services, Inc.
National Planning Holding Corp.
PlanMember
PNC Investments
Primerica Financial Services, Inc.
Questar Capital Corporation
Raymond James
RBC Capital Markets Corporation
Robert W Baird & Company
Santander Securities Corp.
SIGMA Financial Corporation
Signator Investors, Inc.
The Advisor Group (AIG)
U.S. Bank Center
UBS Financial Services, Inc.
Valmark Securities, Inc.
Voya Financial
Wells Fargo


LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a policy owner's interest in Separate Account FP, nor would any of these proceedings be likely to have a material adverse effect on Separate Account FP, our ability to meet our obligations under the policies, or the distribution of the policies.

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13. Financial statements of Separate Account FP and AXA Equitable

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The financial statements of Separate Account FP, as well as the consolidated financial statements of AXA Equitable, are in the Statement of Additional Information ("SAI").

The financial statements of AXA Equitable have relevance for the policies only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the policies. You may request an SAI by writing to our Administrative Office or by calling 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) and requesting to speak with a customer service representative.

         FINANCIAL STATEMENTS OF SEPARATE ACCOUNT FP AND AXA EQUITABLE

14. Personalized illustrations

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ILLUSTRATIONS OF POLICY BENEFITS

PERSONALIZED ILLUSTRATIONS. Illustrations are intended to show how different fees, charges and rates of return can affect the values available under a policy. Illustrations can be based upon some of the characteristics of the insured person under your policy as well as some other policy feature choices you make such as the face amount, death benefit option, premium payment amounts and assumed rates of return (within limits). This type of illustration is called a PERSONALIZED ILLUSTRATION. NO ILLUSTRATION WILL EVER SHOW YOU THE ACTUAL VALUES AVAILABLE UNDER YOUR POLICY AT ANY GIVEN POINT IN TIME. This is because many factors affect these values including: (i) the insured person's characteristics; (ii) policy features you choose; (iii) actual premium payments you make; (iv) loans or withdrawals you make; and (v) actual rates of return (including the actual fees and expenses) of the underlying portfolios in which your cash value is invested. Each personalized illustration is accompanied by an explanation of the assumptions on which that illustration is based. Because, as discussed below, these assumptions may differ considerably, you should carefully review all of the disclosure that accompanies each illustration.


DIFFERENT KINDS OF ILLUSTRATIONS. Personalized illustrations can reflect the investment management fees and expenses incurred in 2017 (or expected to be incurred in 2018, if such amount is expected to be higher) of the available underlying portfolios in different ways. An ARITHMETIC ILLUSTRATION uses the straight average of all of the available underlying portfolios' investment management fees and expenses. A WEIGHTED ILLUSTRATION computes the average of investment management fees and expenses based upon the aggregate assets in the Portfolios at the end of 2017. You may request a weighted illustration that computes the average of investment management fees and expenses of just the EQ Advisors Trust portfolios, just the AXA Allocation portfolios, or all portfolios. If you request, a weighted illustration can also illustrate an assumed percentage allocation of policy account values among the available underlying portfolios. A FUND SPECIFIC ILLUSTRATION uses only the investment management fees and expenses of a specific underlying portfolio. When reviewing a weighted or fund specific illustration you should keep in mind that the values shown may be higher than the values shown in other illustrations because the fees and expenses that are assumed may be lower than those assumed in other illustrations. You may also request a personalized illustration of the guaranteed interest option.


THE EFFECT OF THE EXPENSE LIMITATION ARRANGEMENTS. Personalized illustrations reflect the expense limitation arrangements that are in effect with respect to certain of the Portfolios. If these fees and expenses were not reduced to reflect the expense limitation arrangements, the values in the personalized illustrations would be lower.

Currently, you are entitled to one free illustration each policy year. For each additional illustration in a policy year, we charge $25.

                          PERSONALIZED ILLUSTRATIONS

Requesting more information


--------------------------------------------------------------------------------


The Statement of Additional Information ("SAI"), dated May 1, 2018, is incorporated into this prospectus by reference and is available upon request, free of charge, by calling our toll free number at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) and requesting to speak with a customer service representative. You may also request one by writing to our operations center at P.O. Box 1047, Charlotte, NC 28201-1047. The SAI includes additional information about the registrant. You can make inquiries about your policy and request personalized illustrations by calling our toll free number at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.), or asking your financial professional.


You may visit the SEC's web site at www.sec.gov to view the SAI and other information (including other parts of a registration statement) that relates to the Separate Account and the policies. You can also review and copy information about the Separate Account, including the SAI, at the SEC's Public Reference Room in Washington, D.C. or by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, at 100 F Street, N.E., Washington, D.C. 20549. You may have to pay a duplicating fee. To find out more about the Public Reference Room, call the SEC at 1-202-551-8090.

SEC File Number: 811-04335
STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS

                                                             PAGE

Who is AXA Equitable?                                         2

Ways we pay policy proceeds                                   2

Distribution of the policies                                  2

Underwriting a policy                                         2

Insurance regulation that applies to AXA Equitable            2

Custodian and independent registered public accounting firm   2

Financial Statements                                          2


                                                                        #480574

Incentive Life(R) '06
An individual flexible premium variable life insurance policy issued by
AXA Equitable Life Insurance Company with variable investment            STATEMENT OF ADDITIONAL INFORMATION DATED
options offered under AXA Equitable's Separate Account FP.               MAY 1, 2018
-------------------------------------------------------------------------------------------------------------------



This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the related Incentive Life(R) '06 prospectus, dated May 1, 2018. The prospectus provides detailed information concerning the policy and the variable investment options, as well as the guaranteed interest option, that fund the policy. Each variable investment option is a subaccount of AXA Equitable's Separate Account FP. Separate Account FP's predecessor was established on April 19, 1985 by our then wholly owned subsidiary, Equitable Variable Life Insurance Company. We established our Separate Account FP under New York Law on September 21, 1995. When Equitable Variable Life Insurance Company merged into AXA Equitable, as of January 1, 1997, our Separate Account FP succeeded to all the assets, liabilities and operations of its predecessor. The guaranteed interest option is part of AXA Equitable's general account. Definitions of special terms used in the SAI are found in the prospectuses.


A copy of the prospectus is available free of charge by writing the Administrative Office (P.O. Box 1047, Charlotte, North Carolina 28201-1047), by calling toll free, 1-800-777-6510 (for U.S. residents) or 1-704-341-7000
(outside of the U.S.) through our AXA Equitable interactive telephone service, or by contacting your financial professional.

             TABLE OF CONTENTS

             Who is AXA Equitable?                              2

             Ways we pay policy proceeds                        2

             Distribution of the policies                       2

             Underwriting a policy                              2

             Insurance regulation that applies to AXA Equitable 2

             Custodian and independent registered public
               accounting firm                                  2

             Financial statements                               2


Copyright 2018. AXA Equitable Life Insurance Company, New York, New York 10104.

All rights reserved. Incentive Life(R) '06 is a registered service mark of AXA
                       Equitable Life Insurance Company.


                                                                        #480574

WHO IS AXA EQUITABLE?


We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc., which is an indirect majority owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the majority shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the policies. AXA Equitable is solely responsible for paying all amounts owed to you under your policy.


WAYS WE PAY POLICY PROCEEDS

The payee for death benefit or other policy proceeds (e.g., upon surrenders) may name a successor to receive any amounts that we still owe following the payee's death. Otherwise, we will pay any such amounts to the payee's estate.

We must approve any payment arrangements that involve a payee who is not a natural person (for example, a corporation) or a payee who is a fiduciary. Also, the details of all payment arrangements will be subject to our rules at the time the arrangements are selected and take effect.

DISTRIBUTION OF THE POLICIES


AXA Advisors distributes these policies pursuant to a selling agreement, dated as of May 1, 1994, as amended, between AXA Advisors and AXA Equitable. For each of the years 2017, 2016 and 2015, AXA Advisors was paid an administrative services fee of $0, $0, and $0, respectively. AXA Equitable paid AXA Advisors as the distributors of certain policies, including these policies, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account FP, $521,468,953 in 2017, $542,160,541 in 2016 and
$560,399,960 in 2015. Of these amounts, for each of these three years, AXA Advisors retained $267,653,575, $281,641,950 and $285,764,982, respectively.

Under a distribution agreement between AXA Distributors and AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account FP, AXA Equitable paid AXA Distributors, (or EDI, as applicable) as the distributor of certain policies, including these policies, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account FP, $480,771,028 in 2017, $507,645,857 in 2016 and $490,800,838 in 2015. Of these amounts, for each of these three years, AXA Distributors (or EDI, as applicable) retained $0, $7,262,699 and $0, respectively.


UNDERWRITING A POLICY

The underwriting of a policy determines: (1) whether the policy application will be approved or disapproved; and (2) into what premium class the insured should be placed. Risk factors that are considered for these determinations are: (i) the insured's age; (ii) whether the insured uses tobacco or not; and
(iii) the admitted medical history of the insured. Many other factors make up the overall evaluation of an individual's assessment for insurance, but all of these items are determined through the questions asked during the application process.

We base guaranteed cost of insurance rates under the policy on the 1980 Commissioner's Standard Ordinary Mortality Tables.

INSURANCE REGULATION THAT APPLIES TO AXA EQUITABLE

We are regulated and supervised by the New York State Department of Financial Services. In addition, we are subject to the insurance laws and regulations in every state where we sell policies. We submit annual reports on our operations and finances to insurance officials in all of these states. The officials are responsible for reviewing our reports to see that we are financially sound. Such regulation, however, does not guarantee or provide absolute assurance of our soundness.

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for shares of the Trusts owned by Separate Account FP. AXA Equitable's principal offices are located at 1290 Avenue of the Americas, New York, NY 10104.


The financial statements of the Separate Account at December 31, 2017 and for each of the two years in the period ended December 31, 2017, and the consolidated financial statements of AXA Equitable at December 31, 2017 and 2016 and for each of the three years in the period ended December 31, 2017 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the policies.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...............   FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2017............   FSA-4
   Statements of Operations for the Year or Period Ended December 31,
     2017.............................................................  FSA-40
   Statements of Changes in Net Assets for the Years or Periods Ended
     December 31, 2017 and 2016.......................................  FSA-59
   Notes to Financial Statements...................................... FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

Report of Independent Registered Public Accounting Firm...............     F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets as of December 31, 2017 and 2016.......     F-2
   Consolidated Statements of Income (Loss), for the Years Ended
     December 31, 2017, 2016 and 2015.................................     F-4
   Consolidated Statements of Comprehensive Income (Loss), for the
     Years Ended December 31, 2017, 2016 and 2015.....................     F-5
   Consolidated Statements of Equity, for the Years Ended
     December 31, 2017, 2016 and 2015.................................     F-6
   Consolidated Statements of Cash Flows, for the Years Ended
     December 31, 2017, 2016 and 2015.................................     F-7
   Notes to Consolidated Financial Statements.........................    F-10
   Financial Statements Schedules.....................................    F-98

                                 FSA-1  #493727

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AXA Equitable Life Insurance Company and the Contractowners of Separate Account FP of AXA Equitable Life Insurance Company

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities of each of the Variable Investment Options listed in the table below (constituting Separate Account FP of AXA Equitable Life Insurance Company, hereafter collectively referred to as the "Variable Investment Options") as of December 31, 2017, the related statements of operations and of changes in net assets, including the related notes, for the periods listed in the table below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Variable Investment Options as of December 31, 2017 and the results of each of their operations and changes in each of their net assets for the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

 1290 VT CONVERTIBLE SECURITIES/(3)/    CHARTER/SM/ SMALL CAP VALUE/(1)/
 1290 VT DOUBLELINE DYNAMIC             CLEARBRIDGE VARIABLE MID CAP
 ALLOCATION/(1)/                        PORTFOLIO/(3)/
 1290 VT DOUBLELINE OPPORTUNISTIC       EQ/BLACKROCK BASIC VALUE EQUITY/(1)/
 BOND/(2)/
 1290 VT EQUITY INCOME/(1)/             EQ/CAPITAL GUARDIAN RESEARCH/(1)/
 1290 VT GAMCO MERGERS &                EQ/COMMON STOCK INDEX/(1)/
 ACQUISITIONS/(1)/
 1290 VT GAMCO SMALL COMPANY VALUE/(1)/ EQ/CORE BOND INDEX/(1)/
 1290 VT SMARTBETA EQUITY/(3)/          EQ/EQUITY 500 INDEX/(1)/
 1290 VT SOCIALLY RESPONSIBLE/(1)/      EQ/GLOBAL BOND PLUS/(1)/
 ALL ASSET GROWTH-ALT 20/(1)/           EQ/INTERMEDIATE GOVERNMENT BOND/(1)/
 AMERICAN CENTURY VP MID CAP VALUE      EQ/INTERNATIONAL EQUITY INDEX/(1)/
 FUND/(1)/
 AMERICAN FUNDS INSURANCE SERIES(R)     EQ/INVESCO COMSTOCK/(1)/
 GLOBAL SMALL
 CAPITALIZATION FUND/SM(1)/             EQ/JPMORGAN VALUE OPPORTUNITIES/(1)/
 AMERICAN FUNDS INSURANCE SERIES(R)     EQ/LARGE CAP GROWTH INDEX/(1)/
 NEW WORLD FUND(R)/(1)/
 AXA 2000 MANAGED VOLATILITY/(1)/       EQ/LARGE CAP VALUE INDEX/(1)/
 AXA 400 MANAGED VOLATILITY/(1)/        EQ/MFS INTERNATIONAL GROWTH/(1)/
 AXA 500 MANAGED VOLATILITY/(1)/        EQ/MID CAP INDEX/(1)/
 AXA AGGRESSIVE ALLOCATION/(1)/         EQ/MONEY MARKET/(1)/
 AXA BALANCED STRATEGY/(1)/             EQ/PIMCO ULTRA SHORT BOND/(1)/
 AXA CONSERVATIVE ALLOCATION/(1)/       EQ/QUALITY BOND PLUS/(1)/
 AXA CONSERVATIVE GROWTH STRATEGY/(1)/  EQ/SMALL COMPANY INDEX/(1)/
 AXA CONSERVATIVE STRATEGY/(1)/         EQ/T. ROWE PRICE GROWTH STOCK/(1)/
 AXA CONSERVATIVE-PLUS ALLOCATION/(1)/  EQ/UBS GROWTH & INCOME/(1)/
 AXA GLOBAL EQUITY MANAGED              FIDELITY(R) VIP ASSET MANAGER: GROWTH
 VOLATILITY/(1)/                        PORTFOLIO/(1)/
 AXA GROWTH STRATEGY/(1)/               FIDELITY(R) VIP CONTRAFUND(R)
                                        PORTFOLIO/(1)/
 AXA INTERNATIONAL CORE MANAGED         FIDELITY(R) VIP EQUITY-INCOME
 VOLATILITY/(1)/                        PORTFOLIO/(1)/
 AXA INTERNATIONAL MANAGED              FIDELITY(R) VIP GOVERNMENT MONEY
 VOLATILITY/(1)/                        MARKET PORTFOLIO/(1)/
 AXA INTERNATIONAL VALUE MANAGED        FIDELITY(R) VIP GROWTH & INCOME
 VOLATILITY/(1)/                        PORTFOLIO/(1)/
 AXA LARGE CAP CORE MANAGED             FIDELITY(R) VIP HIGH INCOME
 VOLATILITY/(1)/                        PORTFOLIO/(1)/
 AXA LARGE CAP GROWTH MANAGED           FIDELITY(R) VIP INVESTMENT GRADE BOND
 VOLATILITY/(1)/                        PORTFOLIO/(1)/
 AXA LARGE CAP VALUE MANAGED            FIDELITY(R) VIP MID CAP PORTFOLIO/(1)/
 VOLATILITY/(1)/
 AXA MID CAP VALUE MANAGED              FIDELITY(R) VIP VALUE PORTFOLIO/(1)/
 VOLATILITY/(1)/
 AXA MODERATE ALLOCATION/(1)/           FIDELITY(R) VIP VALUE STRATEGIES
                                        PORTFOLIO/(1)/
 AXA MODERATE GROWTH STRATEGY/(1)/      FRANKLIN MUTUAL SHARES VIP FUND/(1)/
 AXA MODERATE-PLUS ALLOCATION/(1)/      FRANKLIN RISING DIVIDENDS VIP
                                        FUND/(1)/
 AXA/AB SMALL CAP GROWTH/(1)/           FRANKLIN SMALL CAP VALUE VIP FUND/(1)/
 AXA/CLEARBRIDGE LARGE CAP GROWTH/(1)/  FRANKLIN STRATEGIC INCOME VIP
                                        FUND/(1)/
 AXA/JANUS ENTERPRISE/(1)/              GOLDMAN SACHS VIT MID CAP VALUE
                                        FUND/(1)/
 AXA/LOOMIS SAYLES GROWTH/(1)/          INVESCO V.I. DIVERSIFIED DIVIDEND
                                        FUND/(1)/
 BLACKROCK GLOBAL ALLOCATION V.I.       INVESCO V.I. GLOBAL REAL ESTATE
 FUND/(1)/                              FUND/(1)/
 CHARTER/SM/ MULTI-SECTOR BOND/(1)/     INVESCO V.I. INTERNATIONAL GROWTH
                                        FUND/(1)/
 CHARTER/SM/ SMALL CAP GROWTH/(1)/      INVESCO V.I. MID CAP CORE EQUITY
                                        FUND/(1)/

                                     FSA-2

 INVESCO V.I. SMALL CAP EQUITY          NATURAL RESOURCES PORTFOLIO/(1)/
 FUND/(1)/
 IVY VIP DIVIDEND OPPORTUNITIES/(1)/    PIMCO COMMODITYREALRETURN(R) STRATEGY
                                        PORTFOLIO/(1)/
 IVY VIP ENERGY/(1)/                    PIMCO REAL RETURN PORTFOLIO/(1)/
 IVY VIP HIGH INCOME/(1)/               PIMCO TOTAL RETURN PORTFOLIO/(1)/
 IVY VIP MID CAP GROWTH/(1)/            T. ROWE PRICE EQUITY INCOME PORTFOLIO
                                        -- II/(1)/
 IVY VIP SCIENCE AND TECHNOLOGY/(1)/    T. ROWE PRICE HEALTH SCIENCES
                                        PORTFOLIO -- II/(1)/
 IVY VIP SMALL CAP GROWTH/(1)/          TARGET 2015 ALLOCATION/(1)/
 LAZARD RETIREMENT EMERGING MARKETS     TARGET 2025 ALLOCATION/(1)/
 EQUITY PORTFOLIO/(1)/
 MFS(R) INTERNATIONAL VALUE             TARGET 2035 ALLOCATION/(1)/
 PORTFOLIO/(1)/
 MFS(R) INVESTORS TRUST SERIES/(1)/     TARGET 2045 ALLOCATION/(1)/
 MFS(R) MASSACHUSETTS INVESTORS GROWTH  TARGET 2055 ALLOCATION/(1)/
 STOCK PORTFOLIO/(1)/
 MFS(R) UTILITIES SERIES/(1)/           TEMPLETON DEVELOPING MARKETS VIP
                                        FUND/(1)/
 MULTIMANAGER AGGRESSIVE EQUITY/(1)/    TEMPLETON GLOBAL BOND VIP FUND/(1)/
 MULTIMANAGER CORE BOND/(1)/            TEMPLETON GROWTH VIP FUND/(1)/
 MULTIMANAGER MID CAP GROWTH/(1)/       VANECK VIP GLOBAL HARD ASSETS
                                        FUND/(1)/
 MULTIMANAGER MID CAP VALUE/(1)/        VANGUARD VARIABLE INSURANCE FUND --
                                        EQUITY INDEX PORTFOLIO/(1)/
 MULTIMANAGER TECHNOLOGY/(1)/
(1)Statements of operations for the year ended December 31, 2017 and statements of changes in net assets for each of the two years in the period ended December 31, 2017.
(2)Statements of operations and of changes in net assets for the period
   May 19, 2017 (commencement of operations) through December 31, 2017.
(3)Statements of operations for the year ended December 31, 2017 and statements of changes in net assets for the year ended December 31, 2017 and the period May 20, 2016 (commencement of operations) through December 31, 2016.

BASIS FOR OPINIONS

These financial statements are the responsibility of AXA Equitable Life Insurance Company management. Our responsibility is to express an opinion on the Variable Investment Options' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Variable Investment Options in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 16, 2018

We have served as the auditor of one or more of the Variable Investment Options in Separate Account FP of AXA Equitable Life Insurance Company since 1993.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

                                                             1290 VT      1290 VT
                                                 1290 VT   DOUBLELINE   DOUBLELINE                  1290 VT GAMCO 1290 VT GAMCO
                                               CONVERTIBLE   DYNAMIC   OPPORTUNISTIC 1290 VT EQUITY   MERGERS &   SMALL COMPANY
                                               SECURITIES* ALLOCATION*     BOND*        INCOME*     ACQUISITIONS*    VALUE*
                                               ----------- ----------- ------------- -------------- ------------- -------------
ASSETS:
Investments in shares of the Portfolios, at
 fair value...................................  $604,521   $12,307,441   $199,961     $22,651,270    $16,191,996  $197,726,748
Receivable for shares of the Portfolios sold..        --            --         --              --         48,584       263,592
Receivable for policy-related transactions....     8,633         5,069         --           4,625             --            --
                                                --------   -----------   --------     -----------    -----------  ------------
   Total assets...............................   613,154    12,312,510    199,961      22,655,895     16,240,580   197,990,340
                                                --------   -----------   --------     -----------    -----------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased     8,633         5,061         --           4,625             --            --
Payable for policy-related transactions.......        --            --         --              --         48,584       263,591
                                                --------   -----------   --------     -----------    -----------  ------------
   Total liabilities..........................     8,633         5,061         --           4,625         48,584       263,591
                                                --------   -----------   --------     -----------    -----------  ------------
NET ASSETS....................................  $604,521   $12,307,449   $199,961     $22,651,270    $16,191,996  $197,726,749
                                                ========   ===========   ========     ===========    ===========  ============

NET ASSETS:
Accumulation unit values......................  $604,521   $12,307,449   $199,961     $22,650,358    $16,191,199  $197,724,581
Retained by AXA Equitable in Separate Account
 FP...........................................        --            --         --             912            797         2,168
                                                --------   -----------   --------     -----------    -----------  ------------
TOTAL NET ASSETS..............................  $604,521   $12,307,449   $199,961     $22,651,270    $16,191,996  $197,726,749
                                                ========   ===========   ========     ===========    ===========  ============

Investments in shares of the Portfolios, at
 cost.........................................  $624,388   $11,796,032   $202,420     $22,991,202    $16,237,171  $156,336,688

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                               AMERICAN FUNDS
                                                                                                 INSURANCE
                                                                                              SERIES(R) GLOBAL AMERICAN FUNDS
                                      1290 VT                                     AMERICAN         SMALL         INSURANCE
                                     SMARTBETA 1290 VT SOCIALLY   ALL ASSET    CENTURY VP MID  CAPITALIZATION  SERIES(R) NEW
                                      EQUITY*    RESPONSIBLE*   GROWTH-ALT 20* CAP VALUE FUND     FUND/SM/     WORLD FUND(R)
                                     --------- ---------------- -------------- -------------- ---------------- --------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.......... $598,099     $3,521,670     $28,928,635    $55,736,682      $7,356,444     $12,710,631
Receivable for shares of the
 Portfolios sold....................       --             63              --        335,758              --              --
Receivable for policy-related
 transactions.......................      517             --          99,179             --           1,886           1,827
                                     --------     ----------     -----------    -----------      ----------     -----------
   Total assets.....................  598,616      3,521,733      29,027,814     56,072,440       7,358,330      12,712,458
                                     --------     ----------     -----------    -----------      ----------     -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased...............      516             --          99,179             --           1,886           1,827
Payable for policy-related
 transactions.......................       --             62              --        335,758              --              --
                                     --------     ----------     -----------    -----------      ----------     -----------
   Total liabilities................      516             62          99,179        335,758           1,886           1,827
                                     --------     ----------     -----------    -----------      ----------     -----------
NET ASSETS.......................... $598,100     $3,521,671     $28,928,635    $55,736,682      $7,356,444     $12,710,631
                                     ========     ==========     ===========    ===========      ==========     ===========

NET ASSETS:
Accumulation unit values............ $598,100     $3,350,079     $28,920,882    $55,730,045      $7,356,296     $12,710,596
Retained by AXA Equitable in
 Separate Account FP................       --        171,592           7,753          6,637             148              35
                                     --------     ----------     -----------    -----------      ----------     -----------
TOTAL NET ASSETS.................... $598,100     $3,521,671     $28,928,635    $55,736,682      $7,356,444     $12,710,631
                                     ========     ==========     ===========    ===========      ==========     ===========

Investments in shares of the
 Portfolios, at cost................ $554,376     $3,371,407     $26,370,894    $48,217,265      $6,647,059     $10,549,682

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                     AXA 400     AXA 500    AXA 2000                                   AXA
                                                     MANAGED     MANAGED     MANAGED   AXA AGGRESSIVE AXA BALANCED CONSERVATIVE
                                                   VOLATILITY* VOLATILITY* VOLATILITY*  ALLOCATION*    STRATEGY*   ALLOCATION*
                                                   ----------- ----------- ----------- -------------- ------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair
 value............................................ $5,412,765  $9,742,496  $4,479,736   $156,359,132  $36,594,273  $28,625,473
Receivable for shares of the Portfolios sold......         --          --          --         20,527           --       41,299
Receivable for policy-related transactions........         71       1,219          44             --          233           --
                                                   ----------  ----------  ----------   ------------  -----------  -----------
   Total assets...................................  5,412,836   9,743,715   4,479,780    156,379,659   36,594,506   28,666,772
                                                   ----------  ----------  ----------   ------------  -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased....         16       1,151          12             --          233           --
Payable for policy-related transactions...........         --          --          --         61,797           --       41,299
                                                   ----------  ----------  ----------   ------------  -----------  -----------
   Total liabilities..............................         16       1,151          12         61,797          233       41,299
                                                   ----------  ----------  ----------   ------------  -----------  -----------
NET ASSETS........................................ $5,412,820  $9,742,564  $4,479,768   $156,317,862  $36,594,273  $28,625,473
                                                   ==========  ==========  ==========   ============  ===========  ===========

NET ASSETS:
Accumulation unit values.......................... $5,412,820  $9,742,564  $4,479,768   $156,285,829  $36,557,953  $28,622,555
Retained by AXA Equitable in Separate Account FP..         --          --          --         32,033       36,320        2,918
                                                   ----------  ----------  ----------   ------------  -----------  -----------
TOTAL NET ASSETS.................................. $5,412,820  $9,742,564  $4,479,768   $156,317,862  $36,594,273  $28,625,473
                                                   ==========  ==========  ==========   ============  ===========  ===========

Investments in shares of the Portfolios, at cost.. $5,067,390  $8,234,277  $4,031,562   $138,857,766  $33,280,360  $29,078,231

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                       AXA                        AXA      AXA GLOBAL                    AXA
                                                   CONSERVATIVE     AXA      CONSERVATIVE-   EQUITY                 INTERNATIONAL
                                                      GROWTH    CONSERVATIVE     PLUS        MANAGED    AXA GROWTH  CORE MANAGED
                                                    STRATEGY*    STRATEGY*    ALLOCATION*  VOLATILITY*  STRATEGY*    VOLATILITY*
                                                   ------------ ------------ ------------- ------------ ----------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair
 value............................................  $7,439,026   $2,655,938   $32,671,101  $148,578,047 $62,041,063  $63,328,101
Receivable for shares of the Portfolios sold......          --           --        39,907         1,793          --           --
Receivable for policy-related transactions........          --           --            --            --      13,810       27,808
                                                    ----------   ----------   -----------  ------------ -----------  -----------
   Total assets...................................   7,439,026    2,655,938    32,711,008   148,579,840  62,054,873   63,355,909
                                                    ----------   ----------   -----------  ------------ -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased....          --           --            --            --      13,810       27,808
Payable for policy-related transactions...........          --           --        39,908         1,793          --           --
                                                    ----------   ----------   -----------  ------------ -----------  -----------
   Total liabilities..............................          --           --        39,908         1,793      13,810       27,808
                                                    ----------   ----------   -----------  ------------ -----------  -----------
NET ASSETS........................................  $7,439,026   $2,655,938   $32,671,100  $148,578,047 $62,041,063  $63,328,101
                                                    ==========   ==========   ===========  ============ ===========  ===========

NET ASSETS:
Accumulation unit values..........................  $7,439,019   $2,655,938   $32,588,383  $148,523,487 $62,041,052  $63,244,626
Retained by AXA Equitable in Separate Account FP..           7           --        82,717        54,560          11       83,475
                                                    ----------   ----------   -----------  ------------ -----------  -----------
TOTAL NET ASSETS..................................  $7,439,026   $2,655,938   $32,671,100  $148,578,047 $62,041,063  $63,328,101
                                                    ==========   ==========   ===========  ============ ===========  ===========

Investments in shares of the Portfolios, at cost..  $6,886,062   $2,588,246   $32,181,547  $ 99,464,142 $52,771,937  $52,976,421

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                               AXA           AXA                    AXA LARGE CAP
                                          INTERNATIONAL INTERNATIONAL AXA LARGE CAP    GROWTH     AXA LARGE CAP  AXA MID CAP
                                             MANAGED    VALUE MANAGED CORE MANAGED     MANAGED    VALUE MANAGED VALUE MANAGED
                                           VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*
                                          ------------- ------------- ------------- ------------- ------------- -------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value...........................  $3,557,730    $85,043,394   $31,158,744  $275,604,549  $415,743,878  $216,270,743
Receivable for shares of the Portfolios
 sold....................................          --             --        11,527            --        18,272            --
Receivable for policy-related
 transactions............................          93         14,311            --        12,579            --        30,443
                                           ----------    -----------   -----------  ------------  ------------  ------------
   Total assets..........................   3,557,823     85,057,705    31,170,271   275,617,128   415,762,150   216,301,186
                                           ----------    -----------   -----------  ------------  ------------  ------------

LIABILITIES:
Payable for shares of the Portfolios
 purchased...............................          86         14,311            --        12,551            --        35,168
Payable for policy-related transactions..          --             --        11,527            --        32,784            --
                                           ----------    -----------   -----------  ------------  ------------  ------------
   Total liabilities.....................          86         14,311        11,527        12,551        32,784        35,168
                                           ----------    -----------   -----------  ------------  ------------  ------------
NET ASSETS...............................  $3,557,737    $85,043,394   $31,158,744  $275,604,577  $415,729,366  $216,266,018
                                           ==========    ===========   ===========  ============  ============  ============

NET ASSETS:
Accumulation unit values.................  $3,557,737    $85,016,494   $31,111,177  $275,442,595   415,335,916  $216,218,028
Accumulation nonunitized.................          --             --            --            --       247,261            --
Retained by AXA Equitable in Separate
 Account FP..............................          --         26,900        47,567       161,982       146,189        47,990
                                           ----------    -----------   -----------  ------------  ------------  ------------
TOTAL NET ASSETS.........................  $3,557,737    $85,043,394   $31,158,744  $275,604,577  $415,729,366  $216,266,018
                                           ==========    ===========   ===========  ============  ============  ============

Investments in shares of the Portfolios,
 at cost.................................  $3,148,544    $71,378,870   $22,882,729  $164,315,161  $273,020,170  $126,024,097

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                       AXA MODERATE AXA MODERATE-              AXA/CLEARBRIDGE
                                          AXA MODERATE    GROWTH        PLUS      AXA/AB SMALL    LARGE CAP     AXA/JANUS
                                          ALLOCATION*   STRATEGY*    ALLOCATION*  CAP GROWTH*      GROWTH*     ENTERPRISE*
                                          ------------ ------------ ------------- ------------ --------------- -----------
ASSETS:
Investments in shares of the Portfolios,
 at fair value........................... $897,308,407 $109,617,514 $457,493,358  $213,951,321   $81,456,069   $46,091,787
Receivable for shares of the Portfolios
 sold....................................      226,124           --       98,896       161,771        86,630            --
Receivable for policy-related
 transactions............................           --       25,008           --            --            --        18,312
                                          ------------ ------------ ------------  ------------   -----------   -----------
   Total assets..........................  897,534,531  109,642,522  457,592,254   214,113,092    81,542,699    46,110,099
                                          ------------ ------------ ------------  ------------   -----------   -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased...............................           --       25,165           --            --            --        18,312
Payable for policy-related transactions..      398,682           --      100,266       161,900        86,629            --
                                          ------------ ------------ ------------  ------------   -----------   -----------
   Total liabilities.....................      398,682       25,165      100,266       161,900        86,629        18,312
                                          ------------ ------------ ------------  ------------   -----------   -----------
NET ASSETS............................... $897,135,849 $109,617,357 $457,491,988  $213,951,192   $81,456,070   $46,091,787
                                          ============ ============ ============  ============   ===========   ===========

NET ASSETS:
Accumulation unit values................. $894,089,356 $109,617,357 $457,460,807  $213,907,265   $81,393,964   $46,090,922
Accumulation nonunitized.................    2,883,818           --           --            --            --            --
Retained by AXA Equitable in Separate
 Account FP..............................      162,675           --       31,181        43,927        62,106           865
                                          ------------ ------------ ------------  ------------   -----------   -----------
TOTAL NET ASSETS......................... $897,135,849 $109,617,357 $457,491,988  $213,951,192   $81,456,070   $46,091,787
                                          ============ ============ ============  ============   ===========   ===========

Investments in shares of the Portfolios,
 at cost................................. $858,012,894 $ 94,761,908 $421,200,000  $180,936,731   $79,755,607   $45,034,395

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                              BLACKROCK
                                               AXA/LOOMIS      GLOBAL      CHARTER/SM/  CHARTER/SM/ CHARTER/SM/  CLEARBRIDGE
                                                 SAYLES    ALLOCATION V.I. MULTI-SECTOR SMALL CAP   SMALL CAP   VARIABLE MID
                                                GROWTH*         FUND          BOND*      GROWTH*      VALUE*    CAP PORTFOLIO
                                               ----------- --------------- ------------ ----------- ----------- -------------
ASSETS:
Investments in shares of the Portfolios, at
 fair value................................... $39,744,003   $4,270,953    $73,554,143  $13,056,619 $31,000,265   $314,328
Receivable for shares of the Portfolios sold..     121,705      179,574             --           --       9,753         --
Receivable for policy-related transactions....          --           --             --        1,297          --     23,317
                                               -----------   ----------    -----------  ----------- -----------   --------
   Total assets...............................  39,865,708    4,450,527     73,554,143   13,057,916  31,010,018    337,645
                                               -----------   ----------    -----------  ----------- -----------   --------

LIABILITIES:
Payable for shares of the Portfolios purchased          --           --          9,075        1,297          --     23,317
Payable for policy-related transactions.......     121,704      179,575         19,620           --       9,753         --
                                               -----------   ----------    -----------  ----------- -----------   --------
   Total liabilities..........................     121,704      179,575         28,695        1,297       9,753     23,317
                                               -----------   ----------    -----------  ----------- -----------   --------
NET ASSETS.................................... $39,744,004   $4,270,952    $73,525,448  $13,056,619 $31,000,265   $314,328
                                               ===========   ==========    ===========  =========== ===========   ========

NET ASSETS:
Accumulation unit values...................... $39,742,589   $4,267,961    $73,005,057  $13,054,655 $30,924,347   $314,328
Accumulation nonunitized......................          --           --        466,817           --          --         --
Retained by AXA Equitable in Separate Account
 FP...........................................       1,415        2,991         53,574        1,964      75,918         --
                                               -----------   ----------    -----------  ----------- -----------   --------
TOTAL NET ASSETS.............................. $39,744,004   $4,270,952    $73,525,448  $13,056,619 $31,000,265   $314,328
                                               ===========   ==========    ===========  =========== ===========   ========

Investments in shares of the Portfolios, at
 cost......................................... $30,982,198   $3,944,446    $82,374,526  $ 9,551,828 $20,773,438   $316,650

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                               EQ/BLACKROCK  EQ/CAPITAL
                                               BASIC VALUE    GUARDIAN     EQ/COMMON    EQ/CORE BOND EQ/EQUITY 500 EQ/GLOBAL
                                                 EQUITY*     RESEARCH*    STOCK INDEX*     INDEX*       INDEX*     BOND PLUS*
                                               ------------ ------------ -------------- ------------ ------------- -----------
ASSETS:
Investments in shares of the Portfolios, at
 fair value................................... $212,638,505 $125,446,170 $1,725,179,656 $51,768,753  $875,901,811  $17,085,302
Receivable for shares of the Portfolios sold..      280,491      139,779        237,347      21,401     6,773,995           --
Receivable for policy-related transactions....           --           --             --          --            --        9,996
                                               ------------ ------------ -------------- -----------  ------------  -----------
   Total assets...............................  212,918,996  125,585,949  1,725,417,003  51,790,154   882,675,806   17,095,298
                                               ------------ ------------ -------------- -----------  ------------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased           --           --             --          --            --        9,996
Payable for policy-related transactions.......      284,839      139,778        520,789      21,401     6,809,843           --
                                               ------------ ------------ -------------- -----------  ------------  -----------
   Total liabilities..........................      284,839      139,778        520,789      21,401     6,809,843        9,996
                                               ------------ ------------ -------------- -----------  ------------  -----------
NET ASSETS.................................... $212,634,157 $125,446,171 $1,724,896,214 $51,768,753  $875,865,963  $17,085,302
                                               ============ ============ ============== ===========  ============  ===========

NET ASSETS:
Accumulation unit values...................... $212,548,988 $125,262,285 $1,720,508,916 $51,751,394  $875,147,463  $17,084,343
Accumulation nonunitized......................           --           --      4,387,298          --       683,003           --
Retained by AXA Equitable in Separate Account
 FP...........................................       85,169      183,886             --      17,359        35,497          959
                                               ------------ ------------ -------------- -----------  ------------  -----------
TOTAL NET ASSETS.............................. $212,634,157 $125,446,171 $1,724,896,214 $51,768,753  $875,865,963  $17,085,302
                                               ============ ============ ============== ===========  ============  ===========

Investments in shares of the Portfolios, at
 cost......................................... $140,467,428 $ 76,671,284 $1,019,033,413 $52,529,136  $572,993,518  $17,679,640

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                          EQ/INTERMEDIATE                               EQ/JPMORGAN
                                            GOVERNMENT    EQ/INTERNATIONAL EQ/INVESCO      VALUE      EQ/LARGE CAP  EQ/LARGE CAP
                                               BOND*       EQUITY INDEX*   COMSTOCK*   OPPORTUNITIES* GROWTH INDEX* VALUE INDEX*
                                          --------------- ---------------- ----------- -------------- ------------- ------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value...........................   $88,995,612     $334,551,844   $29,713,101  $50,352,837   $160,601,175  $28,988,210
Receivable for shares of the Portfolios
 sold....................................            --               --            --        1,023        172,878           --
Receivable for policy-related
 transactions............................        38,511          258,631           712           --             --        4,292
                                            -----------     ------------   -----------  -----------   ------------  -----------
   Total assets..........................    89,034,123      334,810,475    29,713,813   50,353,860    160,774,053   28,992,502
                                            -----------     ------------   -----------  -----------   ------------  -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased...............................        42,345          286,891           712           --             --        4,292
Payable for policy-related transactions..            --               --            --        1,023        172,877           --
                                            -----------     ------------   -----------  -----------   ------------  -----------
   Total liabilities.....................        42,345          286,891           712        1,023        172,877        4,292
                                            -----------     ------------   -----------  -----------   ------------  -----------
NET ASSETS...............................   $88,991,778     $334,523,584   $29,713,101  $50,352,837   $160,601,176  $28,988,210
                                            ===========     ============   ===========  ===========   ============  ===========

NET ASSETS:
Accumulation unit values.................   $88,886,986     $334,123,611   $29,704,883  $50,215,160   $160,516,798  $28,970,738
Accumulation nonunitized.................        87,725          321,372            --           --             --           --
Retained by AXA Equitable in Separate
 Account FP..............................        17,067           78,601         8,218      137,677         84,378       17,472
                                            -----------     ------------   -----------  -----------   ------------  -----------
TOTAL NET ASSETS.........................   $88,991,778     $334,523,584   $29,713,101  $50,352,837   $160,601,176  $28,988,210
                                            ===========     ============   ===========  ===========   ============  ===========

Investments in shares of the Portfolios,
 at cost.................................   $89,652,686     $311,886,721   $23,642,540  $40,167,548   $119,068,309  $25,285,320

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                             EQ/MFS
                                          INTERNATIONAL  EQ/MID CAP    EQ/MONEY   EQ/PIMCO ULTRA EQ/QUALITY     EQ/SMALL
                                             GROWTH*       INDEX*      MARKET*     SHORT BOND*   BOND PLUS*  COMPANY INDEX*
                                          ------------- ------------ ------------ -------------- ----------- --------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value...........................  $51,192,265  $157,132,247 $165,033,382  $33,270,859   $45,401,922  $101,479,813
Receivable for shares of the Portfolios
 sold....................................           --            --           --           --            --        60,585
Receivable for policy-related
 transactions............................        6,125       200,410           --        1,754        29,992            --
                                           -----------  ------------ ------------  -----------   -----------  ------------
   Total assets..........................   51,198,390   157,332,657  165,033,382   33,272,613    45,431,914   101,540,398
                                           -----------  ------------ ------------  -----------   -----------  ------------

LIABILITIES:
Payable for shares of the Portfolios
 purchased...............................        6,125       200,409    4,248,136        1,754        31,863            --
Payable for policy-related transactions..           --            --    6,304,898           --            --        60,585
                                           -----------  ------------ ------------  -----------   -----------  ------------
   Total liabilities.....................        6,125       200,409   10,553,034        1,754        31,863        60,585
                                           -----------  ------------ ------------  -----------   -----------  ------------
NET ASSETS...............................  $51,192,265  $157,132,248 $154,480,348  $33,270,859   $45,400,051  $101,479,813
                                           ===========  ============ ============  ===========   ===========  ============

NET ASSETS:
Accumulation unit values.................  $51,191,984  $157,103,092 $154,079,046  $33,268,760   $45,274,714  $101,447,360
Accumulation nonunitized.................           --            --      386,261           --        54,329            --
Retained by AXA Equitable in Separate
 Account FP..............................          281        29,156       15,041        2,099        71,008        32,453
                                           -----------  ------------ ------------  -----------   -----------  ------------
TOTAL NET ASSETS.........................  $51,192,265  $157,132,248 $154,480,348  $33,270,859   $45,400,051  $101,479,813
                                           ===========  ============ ============  ===========   ===========  ============

Investments in shares of the Portfolios,
 at cost.................................  $42,534,271  $119,566,932 $165,033,635  $33,261,618   $47,201,365  $ 94,012,054

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                FIDELITY(R) VIP                                 FIDELITY(R) VIP
                                      EQ/T. ROWE                ASSET MANAGER:  FIDELITY(R) VIP FIDELITY(R) VIP   GOVERNMENT
                                     PRICE GROWTH EQ/UBS GROWTH     GROWTH       CONTRAFUND(R)   EQUITY-INCOME   MONEY MARKET
                                        STOCK*      & INCOME*      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                     ------------ ------------- --------------- --------------- --------------- ---------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.......... $112,079,477  $16,096,068    $1,591,314     $104,151,301     $1,804,413      $1,089,358
Receivable for shares of the
 Portfolios sold....................           --       58,387            --           80,483             --             429
Receivable for policy-related
 transactions.......................       56,100           --            --               --          1,456              --
                                     ------------  -----------    ----------     ------------     ----------      ----------
   Total assets.....................  112,135,577   16,154,455     1,591,314      104,231,784      1,805,869       1,089,787
                                     ------------  -----------    ----------     ------------     ----------      ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased...............       56,100           --            --               --          1,456              --
Payable for policy-related
 transactions.......................           --       58,387            --           80,484             --             429
                                     ------------  -----------    ----------     ------------     ----------      ----------
   Total liabilities................       56,100       58,387            --           80,484          1,456             429
                                     ------------  -----------    ----------     ------------     ----------      ----------
NET ASSETS.......................... $112,079,477  $16,096,068    $1,591,314     $104,151,300     $1,804,413      $1,089,358
                                     ============  ===========    ==========     ============     ==========      ==========

NET ASSETS:
Accumulation unit values............ $111,912,923  $16,096,064    $1,590,343     $104,145,782     $1,798,356      $1,089,267
Retained by AXA Equitable in
 Separate Account FP................      166,554            4           971            5,518          6,057              91
                                     ------------  -----------    ----------     ------------     ----------      ----------
TOTAL NET ASSETS.................... $112,079,477  $16,096,068    $1,591,314     $104,151,300     $1,804,413      $1,089,358
                                     ============  ===========    ==========     ============     ==========      ==========

Investments in shares of the
 Portfolios, at cost................ $ 85,282,639  $14,256,400    $1,484,212     $ 92,367,478     $1,643,713      $1,089,358

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                            FIDELITY(R) VIP                 FIDELITY(R) VIP                                     FIDELITY(R) VIP
                               GROWTH &     FIDELITY(R) VIP   INVESTMENT                        FIDELITY(R) VIP      VALUE
                                INCOME        HIGH INCOME     GRADE BOND    FIDELITY(R) VIP MID      VALUE        STRATEGIES
                               PORTFOLIO       PORTFOLIO       PORTFOLIO       CAP PORTFOLIO       PORTFOLIO       PORTFOLIO
                            --------------- --------------- --------------- ------------------- --------------- ---------------
ASSETS:
Investments in shares of
 the Portfolios, at fair
 value.....................   $10,173,654     $4,070,805      $16,363,098       $31,644,996        $826,046        $529,098
Receivable for shares of
 the Portfolios sold.......            --             --               --           102,253              --              --
Receivable for
 policy-related
 transactions..............         1,296         21,169          129,644                --           3,700              --
                              -----------     ----------      -----------       -----------        --------        --------
   Total assets............    10,174,950      4,091,974       16,492,742        31,747,249         829,746         529,098
                              -----------     ----------      -----------       -----------        --------        --------

LIABILITIES:
Payable for shares of the
 Portfolios purchased......         1,296         21,170          129,644                --           3,700              --
Payable for policy-related
 transactions..............            --             --               --           102,254              --              --
                              -----------     ----------      -----------       -----------        --------        --------
   Total liabilities.......         1,296         21,170          129,644           102,254           3,700              --
                              -----------     ----------      -----------       -----------        --------        --------
NET ASSETS.................   $10,173,654     $4,070,804      $16,363,098       $31,644,995        $826,046        $529,098
                              ===========     ==========      ===========       ===========        ========        ========

NET ASSETS:
Accumulation unit values...   $10,171,065     $4,070,652      $16,362,480       $31,628,170        $807,920        $528,830
Retained by AXA Equitable
 in Separate Account FP....         2,589            152              618            16,825          18,126             268
                              -----------     ----------      -----------       -----------        --------        --------
TOTAL NET ASSETS...........   $10,173,654     $4,070,804      $16,363,098       $31,644,995        $826,046        $529,098
                              ===========     ==========      ===========       ===========        ========        ========

Investments in shares of
 the Portfolios, at cost...   $ 8,787,774     $4,092,070      $16,345,443       $27,688,927        $744,414        $507,150

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                       FRANKLIN    FRANKLIN RISING FRANKLIN SMALL    FRANKLIN     GOLDMAN SACHS INVESCO V.I.
                                     MUTUAL SHARES  DIVIDENDS VIP  CAP VALUE VIP     STRATEGIC     VIT MID CAP   DIVERSIFIED
                                       VIP FUND         FUND            FUND      INCOME VIP FUND  VALUE FUND   DIVIDEND FUND
                                     ------------- --------------- -------------- --------------- ------------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value..........  $10,881,114    $58,784,953    $12,259,399     $34,678,532    $12,723,363   $14,464,649
Receivable for shares of the
 Portfolios sold....................      165,416             --         10,837              --             --       168,706
Receivable for policy-related
 transactions.......................           --          6,499             --          11,053            902            --
                                      -----------    -----------    -----------     -----------    -----------   -----------
   Total assets.....................   11,046,530     58,791,452     12,270,236      34,689,585     12,724,265    14,633,355
                                      -----------    -----------    -----------     -----------    -----------   -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased...............           --          6,499             --          11,053            902            --
Payable for policy-related
 transactions.......................      165,416             --         10,838              --             --       168,706
                                      -----------    -----------    -----------     -----------    -----------   -----------
   Total liabilities................      165,416          6,499         10,838          11,053            902       168,706
                                      -----------    -----------    -----------     -----------    -----------   -----------
NET ASSETS..........................  $10,881,114    $58,784,953    $12,259,398     $34,678,532    $12,723,363   $14,464,649
                                      ===========    ===========    ===========     ===========    ===========   ===========

NET ASSETS:
Accumulation unit values............  $10,880,974    $58,783,857    $12,255,975     $34,676,497    $12,722,263   $14,464,633
Retained by AXA Equitable in
 Separate Account FP................          140          1,096          3,423           2,035          1,100            16
                                      -----------    -----------    -----------     -----------    -----------   -----------
TOTAL NET ASSETS....................  $10,881,114    $58,784,953    $12,259,398     $34,678,532    $12,723,363   $14,464,649
                                      ===========    ===========    ===========     ===========    ===========   ===========

Investments in shares of the
 Portfolios, at cost................  $10,612,462    $53,072,266    $11,420,321     $35,872,254    $12,363,999   $13,718,350

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                       INVESCO V.I. INVESCO V.I.  INVESCO V.I. MID INVESCO V.I.
                                       GLOBAL REAL  INTERNATIONAL     CAP CORE      SMALL CAP   IVY VIP DIVIDEND
                                       ESTATE FUND   GROWTH FUND    EQUITY FUND    EQUITY FUND   OPPORTUNITIES   IVY VIP ENERGY
                                       ------------ ------------- ---------------- ------------ ---------------- --------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............ $38,103,008   $38,696,743     $3,804,073     $5,917,440     $1,025,378     $14,859,041
Receivable for shares of the
 Portfolios sold......................      53,544        86,971         19,194         31,552        154,636              --
Receivable for policy-related
 transactions.........................          --            --             --             --             --          28,667
                                       -----------   -----------     ----------     ----------     ----------     -----------
   Total assets.......................  38,156,552    38,783,714      3,823,267      5,948,992      1,180,014      14,887,708
                                       -----------   -----------     ----------     ----------     ----------     -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................          --            --             --             --             --          28,667
Payable for policy-related
 transactions.........................      53,545        86,970         19,144         31,552        154,636              --
                                       -----------   -----------     ----------     ----------     ----------     -----------
   Total liabilities..................      53,545        86,970         19,144         31,552        154,636          28,667
                                       -----------   -----------     ----------     ----------     ----------     -----------
NET ASSETS............................ $38,103,007   $38,696,744     $3,804,123     $5,917,440     $1,025,378     $14,859,041
                                       ===========   ===========     ==========     ==========     ==========     ===========

NET ASSETS:
Accumulation unit values.............. $38,102,904   $38,696,711     $3,804,123     $5,917,302     $1,019,759     $14,858,678
Retained by AXA Equitable in Separate
 Account FP...........................         103            33             --            138          5,619             363
                                       -----------   -----------     ----------     ----------     ----------     -----------
TOTAL NET ASSETS...................... $38,103,007   $38,696,744     $3,804,123     $5,917,440     $1,025,378     $14,859,041
                                       ===========   ===========     ==========     ==========     ==========     ===========

Investments in shares of the
 Portfolios, at cost.................. $36,816,991   $34,390,405     $3,588,266     $5,926,818     $  946,542     $15,245,093

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                         LAZARD
                                                                                                       RETIREMENT      MFS(R)
                                                                       IVY VIP SCIENCE                  EMERGING    INTERNATIONAL
                                          IVY VIP HIGH IVY VIP MID CAP       AND       IVY VIP SMALL MARKETS EQUITY     VALUE
                                             INCOME        GROWTH        TECHNOLOGY     CAP GROWTH     PORTFOLIO      PORTFOLIO
                                          ------------ --------------- --------------- ------------- -------------- -------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value........................... $32,857,092    $32,205,568     $30,718,966    $12,406,124   $66,988,977   $108,427,034
Receivable for shares of the Portfolios
 sold....................................      21,514         15,700         197,318         47,835       110,710        442,452
                                          -----------    -----------     -----------    -----------   -----------   ------------
   Total assets..........................  32,878,606     32,221,268      30,916,284     12,453,959    67,099,687    108,869,486
                                          -----------    -----------     -----------    -----------   -----------   ------------

LIABILITIES:
Payable for policy-related transactions..      21,514         15,700         197,318         47,835       110,711        442,398
                                          -----------    -----------     -----------    -----------   -----------   ------------
   Total liabilities.....................      21,514         15,700         197,318         47,835       110,711        442,398
                                          -----------    -----------     -----------    -----------   -----------   ------------
NET ASSETS............................... $32,857,092    $32,205,568     $30,718,966    $12,406,124   $66,988,976   $108,427,088
                                          ===========    ===========     ===========    ===========   ===========   ============

NET ASSETS:
Accumulation unit values................. $32,857,059    $32,199,923     $30,717,498    $12,406,084   $66,973,121   $108,427,088
Retained by AXA Equitable in Separate
 Account FP..............................          33          5,645           1,468             40        15,855             --
                                          -----------    -----------     -----------    -----------   -----------   ------------
TOTAL NET ASSETS......................... $32,857,092    $32,205,568     $30,718,966    $12,406,124   $66,988,976   $108,427,088
                                          ===========    ===========     ===========    ===========   ===========   ============

Investments in shares of the Portfolios,
 at cost................................. $32,405,360    $27,804,953     $27,529,445    $11,152,530   $58,066,156   $ 89,365,989

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                              MFS(R)
                                                           MASSACHUSETTS
                                                             INVESTORS                    MULTIMANAGER              MULTIMANAGER
                                          MFS(R) INVESTORS GROWTH STOCK  MFS(R) UTILITIES  AGGRESSIVE  MULTIMANAGER   MID CAP
                                            TRUST SERIES     PORTFOLIO        SERIES        EQUITY*     CORE BOND*    GROWTH*
                                          ---------------- ------------- ---------------- ------------ ------------ ------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value...........................    $4,026,553     $4,740,754      $2,268,118    $457,188,147 $64,643,113  $29,766,783
Receivable for shares of the Portfolios
 sold....................................            --             --          29,550         160,803          --       11,071
Receivable for policy-related
 transactions............................           311            663              --              --      21,074           --
                                             ----------     ----------      ----------    ------------ -----------  -----------
   Total assets..........................     4,026,864      4,741,417       2,297,668     457,348,950  64,664,187   29,777,854
                                             ----------     ----------      ----------    ------------ -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased...............................           311            663              --              --      21,074           --
Payable for policy-related transactions..            --             --          29,550         211,333          --       11,071
                                             ----------     ----------      ----------    ------------ -----------  -----------
   Total liabilities.....................           311            663          29,550         211,333      21,074       11,071
                                             ----------     ----------      ----------    ------------ -----------  -----------
NET ASSETS...............................    $4,026,553     $4,740,754      $2,268,118    $457,137,617 $64,643,113  $29,766,783
                                             ==========     ==========      ==========    ============ ===========  ===========

NET ASSETS:
Accumulation unit values.................    $4,026,553     $4,740,535      $2,268,094    $456,294,337 $64,627,860  $29,641,609
Accumulation nonunitized.................            --             --              --         756,301          --           --
Retained by AXA Equitable in Separate
 Account FP..............................            --            219              24          86,979      15,253      125,174
                                             ----------     ----------      ----------    ------------ -----------  -----------
TOTAL NET ASSETS.........................    $4,026,553     $4,740,754      $2,268,118    $457,137,617 $64,643,113  $29,766,783
                                             ==========     ==========      ==========    ============ ===========  ===========

Investments in shares of the Portfolios,
 at cost.................................    $3,691,808     $4,261,563      $2,153,917    $191,285,122 $66,386,136  $26,627,848

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                          PIMCO
                                                                                      COMMODITYREAL
                                                                            NATURAL     RETURN(R)   PIMCO REAL  PIMCO TOTAL
                                                MULTIMANAGER  MULTIMANAGER RESOURCES    STRATEGY      RETURN      RETURN
                                               MID CAP VALUE* TECHNOLOGY*  PORTFOLIO    PORTFOLIO   PORTFOLIO    PORTFOLIO
                                               -------------- ------------ ---------- ------------- ----------- -----------
ASSETS:
Investments in shares of the Portfolios, at
 fair value...................................  $41,221,508   $127,676,999 $4,277,078  $10,612,826  $24,379,128 $64,564,903
Receivable for shares of the Portfolios sold..           --         47,799    175,446           --           --     324,671
Receivable for policy-related transactions....       17,215             --         --        7,616      335,965          --
                                                -----------   ------------ ----------  -----------  ----------- -----------
   Total assets...............................   41,238,723    127,724,798  4,452,524   10,620,442   24,715,093  64,889,574
                                                -----------   ------------ ----------  -----------  ----------- -----------

LIABILITIES:
Payable for shares of the Portfolios purchased       17,214             --         --        7,615      333,314          --
Payable for policy-related transactions.......           --         47,799    175,428           --           --     324,672
                                                -----------   ------------ ----------  -----------  ----------- -----------
   Total liabilities..........................       17,214         47,799    175,428        7,615      333,314     324,672
                                                -----------   ------------ ----------  -----------  ----------- -----------
NET ASSETS....................................  $41,221,509   $127,676,999 $4,277,096  $10,612,827  $24,381,779 $64,564,902
                                                ===========   ============ ==========  ===========  =========== ===========

NET ASSETS:
Accumulation unit values......................  $40,973,832   $127,592,382 $4,277,096  $10,603,466  $24,362,068 $64,558,086
Retained by AXA Equitable in Separate Account
 FP...........................................      247,677         84,617         --        9,361       19,711       6,816
                                                -----------   ------------ ----------  -----------  ----------- -----------
TOTAL NET ASSETS..............................  $41,221,509   $127,676,999 $4,277,096  $10,612,827  $24,381,779 $64,564,902
                                                ===========   ============ ==========  ===========  =========== ===========

Investments in shares of the Portfolios, at
 cost.........................................  $25,145,343   $ 86,241,851 $4,086,312  $13,322,936  $24,982,431 $65,157,493

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                  T. ROWE PRICE
                                                   T. ROWE PRICE      HEALTH
                                                   EQUITY INCOME     SCIENCES    TARGET 2015 TARGET 2025 TARGET 2035 TARGET 2045
                                                   PORTFOLIO - II PORTFOLIO - II ALLOCATION* ALLOCATION* ALLOCATION* ALLOCATION*
                                                   -------------- -------------- ----------- ----------- ----------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair
 value............................................  $13,994,976     $6,158,535   $1,892,475  $7,645,472  $3,313,129  $1,777,373
Receivable for shares of the Portfolios sold......           --        292,554           --       1,050          --           1
Receivable for policy-related transactions........        1,210             --          600          --       1,265          --
                                                    -----------     ----------   ----------  ----------  ----------  ----------
   Total assets...................................   13,996,186      6,451,089    1,893,075   7,646,522   3,314,394   1,777,374
                                                    -----------     ----------   ----------  ----------  ----------  ----------

LIABILITIES:
Payable for shares of the Portfolios purchased....        1,210             --          600          --       1,239          --
Payable for policy-related transactions...........           --        292,555           --       1,050          --           1
                                                    -----------     ----------   ----------  ----------  ----------  ----------
   Total liabilities..............................        1,210        292,555          600       1,050       1,239           1
                                                    -----------     ----------   ----------  ----------  ----------  ----------
NET ASSETS........................................  $13,994,976     $6,158,534   $1,892,475  $7,645,472  $3,313,155  $1,777,373
                                                    ===========     ==========   ==========  ==========  ==========  ==========

NET ASSETS:
Accumulation unit values..........................  $13,994,487     $6,153,962   $1,892,441  $7,645,459  $3,313,155  $1,775,895
Retained by AXA Equitable in Separate Account FP..          489          4,572           34          13          --       1,478
                                                    -----------     ----------   ----------  ----------  ----------  ----------
TOTAL NET ASSETS..................................  $13,994,976     $6,158,534   $1,892,475  $7,645,472  $3,313,155  $1,777,373
                                                    ===========     ==========   ==========  ==========  ==========  ==========

Investments in shares of the Portfolios, at cost..  $13,671,258     $5,585,856   $1,824,319  $7,018,269  $2,972,173  $1,569,871

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                                   VANGUARD
                                                                TEMPLETON                                     VARIABLE INSURANCE
                                                               DEVELOPING   TEMPLETON  TEMPLETON  VANECK VIP        FUND -
                                                   TARGET 2055 MARKETS VIP GLOBAL BOND GROWTH VIP GLOBAL HARD    EQUITY INDEX
                                                   ALLOCATION*    FUND      VIP FUND      FUND    ASSETS FUND     PORTFOLIO
                                                   ----------- ----------- ----------- ---------- ----------- ------------------
ASSETS:
Investments in shares of the Portfolios, at fair
 value............................................  $606,368   $17,444,221 $45,630,838 $5,261,741 $12,427,969     $8,911,906
Receivable for shares of the Portfolios sold......        --            --      84,062         --          --             --
Receivable for policy-related transactions........       585         5,624          --         36      82,745        145,584
                                                    --------   ----------- ----------- ---------- -----------     ----------
   Total assets...................................   606,953    17,449,845  45,714,900  5,261,777  12,510,714      9,057,490
                                                    --------   ----------- ----------- ---------- -----------     ----------

LIABILITIES:
Payable for shares of the Portfolios purchased....       585         5,623          --         36      82,745        145,584
Payable for policy-related transactions...........        --            --      84,061         --          --             --
                                                    --------   ----------- ----------- ---------- -----------     ----------
   Total liabilities..............................       585         5,623      84,061         36      82,745        145,584
                                                    --------   ----------- ----------- ---------- -----------     ----------
NET ASSETS........................................  $606,368   $17,444,222 $45,630,839 $5,261,741 $12,427,969     $8,911,906
                                                    ========   =========== =========== ========== ===========     ==========

NET ASSETS:
Accumulation unit values..........................  $606,368   $17,444,222 $45,630,394 $5,259,639 $12,427,279     $8,898,431
Retained by AXA Equitable in Separate Account FP..        --            --         445      2,102         690         13,475
                                                    --------   ----------- ----------- ---------- -----------     ----------
TOTAL NET ASSETS..................................  $606,368   $17,444,222 $45,630,839 $5,261,741 $12,427,969     $8,911,906
                                                    ========   =========== =========== ========== ===========     ==========

Investments in shares of the Portfolios, at cost..  $535,486   $14,590,280 $47,700,012 $4,719,805 $12,240,180     $7,320,057

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

                                                                              SHARE CLASS** PORTFOLIO SHARES HELD
                                                                            --------------- ---------------------
1290 VT CONVERTIBLE SECURITIES.............................................       B                  54,788

1290 VT DOUBLELINE DYNAMIC ALLOCATION......................................       B               1,068,830

1290 VT DOUBLELINE OPPORTUNISTIC BOND......................................       B                  19,929

1290 VT EQUITY INCOME......................................................       A                 924,571
1290 VT EQUITY INCOME......................................................       B               2,778,609

1290 VT GAMCO MERGERS & ACQUISITIONS.......................................       A                  76,009
1290 VT GAMCO MERGERS & ACQUISITIONS.......................................       B               1,175,323

1290 VT GAMCO SMALL COMPANY VALUE..........................................       A                 105,348
1290 VT GAMCO SMALL COMPANY VALUE..........................................       B               3,036,185

1290 VT SMARTBETA EQUITY...................................................       B                  45,850

1290 VT SOCIALLY RESPONSIBLE...............................................       A                  39,314
1290 VT SOCIALLY RESPONSIBLE...............................................       B                 255,643

ALL ASSET GROWTH-ALT 20....................................................       B               1,363,936

AMERICAN CENTURY VP MID CAP VALUE FUND.....................................    CLASS II           2,448,888

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/....    CLASS 4              295,321

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R).......................    CLASS 4              508,629

AXA 400 MANAGED VOLATILITY.................................................       B                 239,848

AXA 500 MANAGED VOLATILITY.................................................       B                 408,118

AXA 2000 MANAGED VOLATILITY................................................       B                 209,359

AXA AGGRESSIVE ALLOCATION..................................................       A               5,335,938
AXA AGGRESSIVE ALLOCATION..................................................       B               7,708,702

AXA BALANCED STRATEGY......................................................       B               2,360,509

AXA CONSERVATIVE ALLOCATION................................................       A               2,264,452
AXA CONSERVATIVE ALLOCATION................................................       B                 761,904

AXA CONSERVATIVE GROWTH STRATEGY...........................................       B                 516,708

AXA CONSERVATIVE STRATEGY..................................................       B                 218,261

AXA CONSERVATIVE-PLUS ALLOCATION...........................................       A               1,798,853
AXA CONSERVATIVE-PLUS ALLOCATION...........................................       B               1,482,798

AXA GLOBAL EQUITY MANAGED VOLATILITY.......................................       A               1,695,984
AXA GLOBAL EQUITY MANAGED VOLATILITY.......................................       B               6,254,313

AXA GROWTH STRATEGY........................................................       B               3,400,043

AXA INTERNATIONAL CORE MANAGED VOLATILITY..................................       A               1,361,192
AXA INTERNATIONAL CORE MANAGED VOLATILITY..................................       B               4,227,289

AXA INTERNATIONAL MANAGED VOLATILITY.......................................       B                 257,456

AXA INTERNATIONAL VALUE MANAGED VOLATILITY.................................       A               1,306,364
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.................................       B               4,777,548

AXA LARGE CAP CORE MANAGED VOLATILITY......................................       A                 438,550
AXA LARGE CAP CORE MANAGED VOLATILITY......................................       B               2,383,169

AXA LARGE CAP GROWTH MANAGED VOLATILITY....................................       A               1,500,746
AXA LARGE CAP GROWTH MANAGED VOLATILITY....................................       B               6,990,949

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                              SHARE CLASS** PORTFOLIO SHARES HELD
                                                                            --------------- ---------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY.....................................        A             14,665,216
AXA LARGE CAP VALUE MANAGED VOLATILITY.....................................        B              7,224,716

AXA MID CAP VALUE MANAGED VOLATILITY.......................................        A             11,294,820
AXA MID CAP VALUE MANAGED VOLATILITY.......................................        B                814,866

AXA MODERATE ALLOCATION....................................................        A             51,489,278
AXA MODERATE ALLOCATION....................................................        B             10,847,537

AXA MODERATE GROWTH STRATEGY...............................................        B              6,407,731

AXA MODERATE-PLUS ALLOCATION...............................................        A             16,513,809
AXA MODERATE-PLUS ALLOCATION...............................................        B             23,302,327

AXA/AB SMALL CAP GROWTH....................................................        A              7,003,541
AXA/AB SMALL CAP GROWTH....................................................        B              3,784,408

AXA/CLEARBRIDGE LARGE CAP GROWTH...........................................        A              1,011,256
AXA/CLEARBRIDGE LARGE CAP GROWTH...........................................        B              5,995,361

AXA/JANUS ENTERPRISE.......................................................        A              1,158,999
AXA/JANUS ENTERPRISE.......................................................        B              1,414,394

AXA/LOOMIS SAYLES GROWTH...................................................        A              1,790,151
AXA/LOOMIS SAYLES GROWTH...................................................        B              2,849,590

BLACKROCK GLOBAL ALLOCATION V.I. FUND......................................    CLASS III            287,800

CHARTER/SM/ MULTI-SECTOR BOND..............................................        A             15,210,940
CHARTER/SM/ MULTI-SECTOR BOND..............................................        B              4,102,436

CHARTER/SM/ SMALL CAP GROWTH...............................................        B                916,606

CHARTER/SM/ SMALL CAP VALUE................................................        A                788,609
CHARTER/SM/ SMALL CAP VALUE................................................        B                936,638

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO.....................................    CLASS II              15,623

EQ/BLACKROCK BASIC VALUE EQUITY............................................        A              1,695,012
EQ/BLACKROCK BASIC VALUE EQUITY............................................        B              6,898,732

EQ/CAPITAL GUARDIAN RESEARCH...............................................        A                614,294
EQ/CAPITAL GUARDIAN RESEARCH...............................................        B              4,080,174

EQ/COMMON STOCK INDEX......................................................        A             44,268,759
EQ/COMMON STOCK INDEX......................................................        B              6,691,550

EQ/CORE BOND INDEX.........................................................        A              2,660,294
EQ/CORE BOND INDEX.........................................................        B              2,599,184

EQ/EQUITY 500 INDEX........................................................        A             13,655,839
EQ/EQUITY 500 INDEX........................................................        B              6,204,339

EQ/GLOBAL BOND PLUS........................................................        A                871,821
EQ/GLOBAL BOND PLUS........................................................        B              1,003,125

EQ/INTERMEDIATE GOVERNMENT BOND............................................        A              6,859,564
EQ/INTERMEDIATE GOVERNMENT BOND............................................        B              1,897,741

EQ/INTERNATIONAL EQUITY INDEX..............................................        A             26,943,738
EQ/INTERNATIONAL EQUITY INDEX..............................................        B              6,435,957

EQ/INVESCO COMSTOCK........................................................        A                779,880
EQ/INVESCO COMSTOCK........................................................        B                823,267

EQ/JPMORGAN VALUE OPPORTUNITIES............................................        A                246,935
EQ/JPMORGAN VALUE OPPORTUNITIES............................................        B              2,318,210

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                              SHARE CLASS** PORTFOLIO SHARES HELD
                                                                            --------------- ---------------------
EQ/LARGE CAP GROWTH INDEX..................................................        A               1,437,297
EQ/LARGE CAP GROWTH INDEX..................................................        B               9,865,852

EQ/LARGE CAP VALUE INDEX...................................................        A               1,496,699
EQ/LARGE CAP VALUE INDEX...................................................        B               1,637,960

EQ/MFS INTERNATIONAL GROWTH................................................        B               6,141,834

EQ/MID CAP INDEX...........................................................        A               2,526,301
EQ/MID CAP INDEX...........................................................        B               7,833,385

EQ/MONEY MARKET............................................................        A             110,919,856
EQ/MONEY MARKET............................................................        B              54,057,174

EQ/PIMCO ULTRA SHORT BOND..................................................        A               1,593,259
EQ/PIMCO ULTRA SHORT BOND..................................................        B               1,755,496

EQ/QUALITY BOND PLUS.......................................................        A               3,047,127
EQ/QUALITY BOND PLUS.......................................................        B               2,317,467

EQ/SMALL COMPANY INDEX.....................................................        A               4,789,853
EQ/SMALL COMPANY INDEX.....................................................        B               3,763,893

EQ/T. ROWE PRICE GROWTH STOCK..............................................        A                 220,936
EQ/T. ROWE PRICE GROWTH STOCK..............................................        B               2,182,394

EQ/UBS GROWTH & INCOME.....................................................        B               1,589,584

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO............................ SERVICE CLASS 2           83,974

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.................................... SERVICE CLASS 2        2,811,101

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.................................... SERVICE CLASS 2           77,376

FIDELITY(R) VIP GOVERNMENT MONEY MARKET PORTFOLIO.......................... SERVICE CLASS 2        1,089,357

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.................................. SERVICE CLASS 2          457,860

FIDELITY(R) VIP HIGH INCOME PORTFOLIO...................................... SERVICE CLASS 2          772,449

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO............................ SERVICE CLASS 2        1,310,096

FIDELITY(R) VIP MID CAP PORTFOLIO.......................................... SERVICE CLASS 2          837,391

FIDELITY(R) VIP VALUE PORTFOLIO............................................ SERVICE CLASS 2           51,148

FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO................................. SERVICE CLASS 2           36,794

FRANKLIN MUTUAL SHARES VIP FUND............................................     CLASS 2              534,436

FRANKLIN RISING DIVIDENDS VIP FUND.........................................     CLASS 2            2,065,529

FRANKLIN SMALL CAP VALUE VIP FUND..........................................     CLASS 2              619,162

FRANKLIN STRATEGIC INCOME VIP FUND.........................................     CLASS 2            3,210,975

GOLDMAN SACHS VIT MID CAP VALUE FUND....................................... SERVICE SHARES           750,641

INVESCO V.I. DIVERSIFIED DIVIDEND FUND.....................................    SERIES II             535,529

INVESCO V.I. GLOBAL REAL ESTATE FUND.......................................    SERIES II           2,259,965

INVESCO V.I. INTERNATIONAL GROWTH FUND.....................................    SERIES II             983,899

INVESCO V.I. MID CAP CORE EQUITY FUND......................................    SERIES II             269,601

INVESCO V.I. SMALL CAP EQUITY FUND.........................................    SERIES II             310,627

IVY VIP DIVIDEND OPPORTUNITIES.............................................    CLASS II              119,491

IVY VIP ENERGY.............................................................    CLASS II            2,531,870

IVY VIP HIGH INCOME........................................................    CLASS II            9,033,126

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                SHARE CLASS**    PORTFOLIO SHARES HELD
                                                                            -------------------- ---------------------
IVY VIP MID CAP GROWTH.....................................................       CLASS II             2,774,190

IVY VIP SCIENCE AND TECHNOLOGY.............................................       CLASS II             1,136,161

IVY VIP SMALL CAP GROWTH...................................................       CLASS II             1,066,900

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........................    SERVICE SHARES          2,839,719

MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................................    SERVICE CLASS           3,900,253

MFS(R) INVESTORS TRUST SERIES..............................................    SERVICE CLASS             135,620

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO......................    SERVICE CLASS             257,930

MFS(R) UTILITIES SERIES....................................................    SERVICE CLASS              78,265

MULTIMANAGER AGGRESSIVE EQUITY.............................................          A                 6,910,316
MULTIMANAGER AGGRESSIVE EQUITY.............................................          B                   538,327

MULTIMANAGER CORE BOND.....................................................          A                 2,029,607
MULTIMANAGER CORE BOND.....................................................          B                 4,514,615

MULTIMANAGER MID CAP GROWTH................................................          A                 1,217,155
MULTIMANAGER MID CAP GROWTH................................................          B                 1,734,724

MULTIMANAGER MID CAP VALUE.................................................          A                   597,177
MULTIMANAGER MID CAP VALUE.................................................          B                 1,870,387

MULTIMANAGER TECHNOLOGY....................................................          A                   823,519
MULTIMANAGER TECHNOLOGY....................................................          B                 4,074,296

NATURAL RESOURCES PORTFOLIO................................................       CLASS II               164,124

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO............................    ADVISOR CLASS           1,465,860

PIMCO REAL RETURN PORTFOLIO................................................    ADVISOR CLASS           1,962,893

PIMCO TOTAL RETURN PORTFOLIO...............................................    ADVISOR CLASS           5,901,728

T. ROWE PRICE EQUITY INCOME PORTFOLIO - II.................................       CLASS II               479,937

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II...............................       CLASS II               151,204

TARGET 2015 ALLOCATION.....................................................          B                   204,502

TARGET 2025 ALLOCATION.....................................................          B                   673,347

TARGET 2035 ALLOCATION.....................................................          B                   279,967

TARGET 2045 ALLOCATION.....................................................          B                   149,005

TARGET 2055 ALLOCATION.....................................................          B                    53,888

TEMPLETON DEVELOPING MARKETS VIP FUND......................................       CLASS 2              1,705,202

TEMPLETON GLOBAL BOND VIP FUND.............................................       CLASS 2              2,763,830

TEMPLETON GROWTH VIP FUND..................................................       CLASS 2                329,477

VANECK VIP GLOBAL HARD ASSETS FUND.........................................    CLASS S SHARES            543,418

VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX PORTFOLIO.................. INVESTOR SHARE CLASS         216,466

-----------
The accompanying notes are an integral part of these financial statements.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

                                    FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017


The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

                                                                                                              UNITS
                                                                       CONTRACT                            OUTSTANDING
                                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                       -------- --------------- ---------- -----------
1290 VT CONVERTIBLE SECURITIES........................................  0.00%         B          $ 12.73         1
1290 VT CONVERTIBLE SECURITIES........................................  0.00%         B          $127.30         2
1290 VT CONVERTIBLE SECURITIES........................................  0.60%         B          $126.04         3

1290 VT DOUBLELINE DYNAMIC ALLOCATION.................................  0.00%         B          $ 11.34       174
1290 VT DOUBLELINE DYNAMIC ALLOCATION.................................  0.00%         B          $123.19        79
1290 VT DOUBLELINE DYNAMIC ALLOCATION.................................  0.60%         B          $119.80         5
1290 VT DOUBLELINE DYNAMIC ALLOCATION.................................  0.90%         B          $118.13        --

1290 VT DOUBLELINE OPPORTUNISTIC BOND.................................  0.00%         B          $ 10.21         1
1290 VT DOUBLELINE OPPORTUNISTIC BOND.................................  0.00%         B          $102.13         2
1290 VT DOUBLELINE OPPORTUNISTIC BOND.................................  0.60%         B          $101.73        --

1290 VT EQUITY INCOME.................................................  0.00%         A          $187.61         4
1290 VT EQUITY INCOME.................................................  0.60%         A          $175.92        25
1290 VT EQUITY INCOME.................................................  0.80%         A          $172.16        --
1290 VT EQUITY INCOME.................................................  0.90%         A          $170.32         3
1290 VT EQUITY INCOME.................................................  0.00%         B          $258.51        56
1290 VT EQUITY INCOME.................................................  0.60%         B          $173.85        15

1290 VT GAMCO MERGERS & ACQUISITIONS..................................  0.00%         A          $ 14.91        41
1290 VT GAMCO MERGERS & ACQUISITIONS..................................  0.00%         A          $149.14         3
1290 VT GAMCO MERGERS & ACQUISITIONS..................................  0.00%         B          $153.41        14
1290 VT GAMCO MERGERS & ACQUISITIONS..................................  0.00%         B          $191.34        38
1290 VT GAMCO MERGERS & ACQUISITIONS..................................  0.60%         B          $143.85        36
1290 VT GAMCO MERGERS & ACQUISITIONS..................................  0.80%         B          $140.78        --
1290 VT GAMCO MERGERS & ACQUISITIONS..................................  0.90%         B          $139.27         5

1290 VT GAMCO SMALL COMPANY VALUE.....................................  0.00%         A          $ 25.05       188
1290 VT GAMCO SMALL COMPANY VALUE.....................................  0.00%         A          $250.51         8
1290 VT GAMCO SMALL COMPANY VALUE.....................................  0.00%         B          $287.77        14
1290 VT GAMCO SMALL COMPANY VALUE.....................................  0.00%         B          $440.57       279
1290 VT GAMCO SMALL COMPANY VALUE.....................................  0.60%         B          $269.84       219
1290 VT GAMCO SMALL COMPANY VALUE.....................................  0.80%         B          $264.08         1
1290 VT GAMCO SMALL COMPANY VALUE.....................................  0.90%         B          $261.25        19

1290 VT SMARTBETA EQUITY..............................................  0.00%         B          $ 12.61        18
1290 VT SMARTBETA EQUITY..............................................  0.00%         B          $126.07         2
1290 VT SMARTBETA EQUITY..............................................  0.60%         B          $124.83         1

1290 VT SOCIALLY RESPONSIBLE..........................................  0.00%         A          $342.77         1
1290 VT SOCIALLY RESPONSIBLE..........................................  0.00%         B          $214.75         5
1290 VT SOCIALLY RESPONSIBLE..........................................  0.60%         B          $192.26        11
1290 VT SOCIALLY RESPONSIBLE..........................................  0.80%         B          $185.27        --
1290 VT SOCIALLY RESPONSIBLE..........................................  0.90%         B          $181.87        --

ALL ASSET GROWTH-ALT 20...............................................  0.00%         B          $ 12.02        82
ALL ASSET GROWTH-ALT 20...............................................  0.00%         B          $166.45       135
ALL ASSET GROWTH-ALT 20...............................................  0.60%         B          $158.92        33
ALL ASSET GROWTH-ALT 20...............................................  0.80%         B          $156.48        --
ALL ASSET GROWTH-ALT 20...............................................  0.90%         B          $155.27         1

AMERICAN CENTURY VP MID CAP VALUE FUND................................  0.00%      CLASS II      $ 25.00       192
AMERICAN CENTURY VP MID CAP VALUE FUND................................  0.00%      CLASS II      $250.02       113

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                              UNITS
                                                                       CONTRACT                            OUTSTANDING
                                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                       -------- --------------- ---------- -----------
AMERICAN CENTURY VP MID CAP VALUE FUND................................  0.60%      CLASS II      $238.72        88
AMERICAN CENTURY VP MID CAP VALUE FUND................................  0.80%      CLASS II      $235.05        --
AMERICAN CENTURY VP MID CAP VALUE FUND................................  0.90%      CLASS II      $233.24         7

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/.............................................................  0.00%      CLASS 4       $ 14.67        20
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/.............................................................  0.00%      CLASS 4       $146.74        31
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/.............................................................  0.60%      CLASS 4       $142.70        14
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/.............................................................  0.80%      CLASS 4       $141.37        --
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/.............................................................  0.90%      CLASS 4       $140.71         4

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)..................  0.00%      CLASS 4       $ 12.87       137
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)..................  0.00%      CLASS 4       $128.66        58
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)..................  0.60%      CLASS 4       $125.11        23
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)..................  0.80%      CLASS 4       $123.95        --
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)..................  0.90%      CLASS 4       $123.37         4

AXA 400 MANAGED VOLATILITY............................................  0.00%         B          $218.79        13
AXA 400 MANAGED VOLATILITY............................................  0.60%         B          $208.90        12
AXA 400 MANAGED VOLATILITY............................................  0.80%         B          $205.69        --
AXA 400 MANAGED VOLATILITY............................................  0.90%         B          $204.10        --

AXA 500 MANAGED VOLATILITY............................................  0.00%         B          $227.98        27
AXA 500 MANAGED VOLATILITY............................................  0.60%         B          $217.68        15
AXA 500 MANAGED VOLATILITY............................................  0.80%         B          $214.33        --
AXA 500 MANAGED VOLATILITY............................................  0.90%         B          $212.68         1

AXA 2000 MANAGED VOLATILITY...........................................  0.00%         B          $203.32        14
AXA 2000 MANAGED VOLATILITY...........................................  0.60%         B          $194.13         8
AXA 2000 MANAGED VOLATILITY...........................................  0.80%         B          $191.15        --
AXA 2000 MANAGED VOLATILITY...........................................  0.90%         B          $189.67         1

AXA AGGRESSIVE ALLOCATION.............................................  0.00%         A          $ 26.50        54
AXA AGGRESSIVE ALLOCATION.............................................  0.00%         A          $158.95        --
AXA AGGRESSIVE ALLOCATION.............................................  0.00%         A          $263.30       117
AXA AGGRESSIVE ALLOCATION.............................................  0.60%         A          $241.67       123
AXA AGGRESSIVE ALLOCATION.............................................  0.80%         A          $234.83         1
AXA AGGRESSIVE ALLOCATION.............................................  0.90%         A          $231.49         7
AXA AGGRESSIVE ALLOCATION.............................................  0.00%         B          $257.94       314
AXA AGGRESSIVE ALLOCATION.............................................  0.60%         B          $236.75        48

AXA BALANCED STRATEGY.................................................  0.00%         B          $162.81       225

AXA CONSERVATIVE ALLOCATION...........................................  0.00%         A          $ 15.02       127
AXA CONSERVATIVE ALLOCATION...........................................  0.00%         A          $134.75         5
AXA CONSERVATIVE ALLOCATION...........................................  0.00%         A          $164.85        37
AXA CONSERVATIVE ALLOCATION...........................................  0.60%         A          $151.31        68
AXA CONSERVATIVE ALLOCATION...........................................  0.80%         A          $147.03        --
AXA CONSERVATIVE ALLOCATION...........................................  0.90%         A          $144.93        16
AXA CONSERVATIVE ALLOCATION...........................................  0.00%         B          $161.48        33
AXA CONSERVATIVE ALLOCATION...........................................  0.60%         B          $148.22        13

AXA CONSERVATIVE GROWTH STRATEGY......................................  0.00%         B          $151.58        49

AXA CONSERVATIVE STRATEGY.............................................  0.00%         B          $130.46        20

AXA CONSERVATIVE-PLUS ALLOCATION......................................  0.00%         A          $ 17.75        82
AXA CONSERVATIVE-PLUS ALLOCATION......................................  0.00%         A          $142.75        --
AXA CONSERVATIVE-PLUS ALLOCATION......................................  0.00%         A          $187.93        35

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                              UNITS
                                                                       CONTRACT                            OUTSTANDING
                                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                       -------- --------------- ---------- -----------
AXA CONSERVATIVE-PLUS ALLOCATION......................................  0.60%          A         $172.49        53
AXA CONSERVATIVE-PLUS ALLOCATION......................................  0.80%          A         $167.61         1
AXA CONSERVATIVE-PLUS ALLOCATION......................................  0.90%          A         $165.22         3
AXA CONSERVATIVE-PLUS ALLOCATION......................................  0.00%          B         $184.11        66
AXA CONSERVATIVE-PLUS ALLOCATION......................................  0.60%          B         $168.98        16

AXA GLOBAL EQUITY MANAGED VOLATILITY..................................  0.00%          A         $ 28.86        19
AXA GLOBAL EQUITY MANAGED VOLATILITY..................................  0.00%          A         $408.28         1
AXA GLOBAL EQUITY MANAGED VOLATILITY..................................  0.00%          A         $657.37        47
AXA GLOBAL EQUITY MANAGED VOLATILITY..................................  0.00%          B         $352.45        95
AXA GLOBAL EQUITY MANAGED VOLATILITY..................................  0.60%          B         $311.81       230
AXA GLOBAL EQUITY MANAGED VOLATILITY..................................  0.60%          B         $422.75        12
AXA GLOBAL EQUITY MANAGED VOLATILITY..................................  0.80%          B         $299.27         2
AXA GLOBAL EQUITY MANAGED VOLATILITY..................................  0.90%          B         $293.20        20

AXA GROWTH STRATEGY...................................................  0.00%          B         $187.88       330

AXA INTERNATIONAL CORE MANAGED VOLATILITY.............................  0.00%          A         $278.29        53
AXA INTERNATIONAL CORE MANAGED VOLATILITY.............................  0.60%          A         $198.73         3
AXA INTERNATIONAL CORE MANAGED VOLATILITY.............................  0.00%          B         $180.36       122
AXA INTERNATIONAL CORE MANAGED VOLATILITY.............................  0.60%          B         $160.99       143
AXA INTERNATIONAL CORE MANAGED VOLATILITY.............................  0.80%          B         $155.62        --
AXA INTERNATIONAL CORE MANAGED VOLATILITY.............................  0.90%          B         $152.31        17

AXA INTERNATIONAL MANAGED VOLATILITY..................................  0.00%          B         $141.09        22
AXA INTERNATIONAL MANAGED VOLATILITY..................................  0.60%          B         $134.71         3
AXA INTERNATIONAL MANAGED VOLATILITY..................................  0.80%          B         $132.64        --
AXA INTERNATIONAL MANAGED VOLATILITY..................................  0.90%          B         $131.61        --

AXA INTERNATIONAL VALUE MANAGED VOLATILITY............................  0.00%          A         $ 19.58        35
AXA INTERNATIONAL VALUE MANAGED VOLATILITY............................  0.00%          A         $209.88         2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY............................  0.00%          A         $267.24        63
AXA INTERNATIONAL VALUE MANAGED VOLATILITY............................  0.60%          A         $188.59         2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY............................  0.00%          B         $195.36       114
AXA INTERNATIONAL VALUE MANAGED VOLATILITY............................  0.60%          B         $188.63         5
AXA INTERNATIONAL VALUE MANAGED VOLATILITY............................  0.60%          B         $192.61       203
AXA INTERNATIONAL VALUE MANAGED VOLATILITY............................  0.80%          B         $168.57         2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY............................  0.90%          B         $181.62        24

AXA LARGE CAP CORE MANAGED VOLATILITY.................................  0.00%          A         $ 31.73         9
AXA LARGE CAP CORE MANAGED VOLATILITY.................................  0.00%          A         $356.05        13
AXA LARGE CAP CORE MANAGED VOLATILITY.................................  0.60%          A         $246.69        --
AXA LARGE CAP CORE MANAGED VOLATILITY.................................  0.00%          B         $229.27        75
AXA LARGE CAP CORE MANAGED VOLATILITY.................................  0.60%          B         $205.02        42
AXA LARGE CAP CORE MANAGED VOLATILITY.................................  0.80%          B         $197.49        --
AXA LARGE CAP CORE MANAGED VOLATILITY.................................  0.90%          B         $193.83         2

AXA LARGE CAP GROWTH MANAGED VOLATILITY...............................  0.00%          A         $ 36.06         9
AXA LARGE CAP GROWTH MANAGED VOLATILITY...............................  0.00%          A         $352.93         1
AXA LARGE CAP GROWTH MANAGED VOLATILITY...............................  0.00%          A         $464.53        99
AXA LARGE CAP GROWTH MANAGED VOLATILITY...............................  0.60%          A         $285.25        11
AXA LARGE CAP GROWTH MANAGED VOLATILITY...............................  0.00%          B         $443.36        93
AXA LARGE CAP GROWTH MANAGED VOLATILITY...............................  0.60%          B         $224.96        44
AXA LARGE CAP GROWTH MANAGED VOLATILITY...............................  0.60%          B         $391.52       414
AXA LARGE CAP GROWTH MANAGED VOLATILITY...............................  0.80%          B         $375.55         5
AXA LARGE CAP GROWTH MANAGED VOLATILITY...............................  0.90%          B         $367.81        29

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                              UNITS
                                                                       CONTRACT                            OUTSTANDING
                                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                       -------- --------------- ---------- -----------
AXA LARGE CAP VALUE MANAGED VOLATILITY................................  0.00%          A         $ 28.01        10
AXA LARGE CAP VALUE MANAGED VOLATILITY................................  0.00%          A         $236.52         1
AXA LARGE CAP VALUE MANAGED VOLATILITY................................  0.00%          A         $241.09        95
AXA LARGE CAP VALUE MANAGED VOLATILITY................................  0.00%          A         $319.21       211
AXA LARGE CAP VALUE MANAGED VOLATILITY................................  0.60%          A         $219.00        12
AXA LARGE CAP VALUE MANAGED VOLATILITY................................  0.60%          A         $250.03       629
AXA LARGE CAP VALUE MANAGED VOLATILITY................................  0.80%          A         $208.03        15
AXA LARGE CAP VALUE MANAGED VOLATILITY................................  0.90%          A         $235.77       105
AXA LARGE CAP VALUE MANAGED VOLATILITY................................  0.00%          B         $237.97        87
AXA LARGE CAP VALUE MANAGED VOLATILITY................................  0.60%          B         $211.94         6
AXA LARGE CAP VALUE MANAGED VOLATILITY................................  0.60%          B         $246.79       466
AXA LARGE CAP VALUE MANAGED VOLATILITY................................  0.90%          B         $232.71        --

AXA MID CAP VALUE MANAGED VOLATILITY..................................  0.00%          A         $ 35.00        21
AXA MID CAP VALUE MANAGED VOLATILITY..................................  0.00%          A         $310.93         1
AXA MID CAP VALUE MANAGED VOLATILITY..................................  0.00%          A         $401.95        27
AXA MID CAP VALUE MANAGED VOLATILITY..................................  0.00%          A         $431.81       111
AXA MID CAP VALUE MANAGED VOLATILITY..................................  0.60%          A         $297.02         5
AXA MID CAP VALUE MANAGED VOLATILITY..................................  0.60%          A         $344.80        25
AXA MID CAP VALUE MANAGED VOLATILITY..................................  0.60%          A         $354.95       343
AXA MID CAP VALUE MANAGED VOLATILITY..................................  0.80%          A         $340.47         3
AXA MID CAP VALUE MANAGED VOLATILITY..................................  0.90%          A         $333.46        27
AXA MID CAP VALUE MANAGED VOLATILITY..................................  0.00%          B         $400.24        36

AXA MODERATE ALLOCATION...............................................  0.00%          A         $ 19.18       288
AXA MODERATE ALLOCATION...............................................  0.00%          A         $144.36         4
AXA MODERATE ALLOCATION...............................................  0.00%          A         $413.27       197
AXA MODERATE ALLOCATION...............................................  0.60%          A         $879.85       679
AXA MODERATE ALLOCATION...............................................  0.80%          A         $282.37        10
AXA MODERATE ALLOCATION...............................................  0.90%          A         $355.99       143
AXA MODERATE ALLOCATION...............................................  0.00%          B         $203.48       470
AXA MODERATE ALLOCATION...............................................  0.60%          B         $185.78       320

AXA MODERATE GROWTH STRATEGY..........................................  0.00%          B         $175.04       626

AXA MODERATE-PLUS ALLOCATION..........................................  0.00%          A         $ 22.63       384
AXA MODERATE-PLUS ALLOCATION..........................................  0.00%          A         $153.24         3
AXA MODERATE-PLUS ALLOCATION..........................................  0.00%          A         $238.76       400
AXA MODERATE-PLUS ALLOCATION..........................................  0.60%          A         $219.14       343
AXA MODERATE-PLUS ALLOCATION..........................................  0.80%          A         $212.94         3
AXA MODERATE-PLUS ALLOCATION..........................................  0.90%          A         $209.91        43
AXA MODERATE-PLUS ALLOCATION..........................................  0.00%          B         $233.89       989
AXA MODERATE-PLUS ALLOCATION..........................................  0.60%          B         $214.67       169

AXA/AB SMALL CAP GROWTH...............................................  0.00%          A         $ 42.01        81
AXA/AB SMALL CAP GROWTH...............................................  0.00%          A         $552.43        68
AXA/AB SMALL CAP GROWTH...............................................  0.60%          A         $487.82       186
AXA/AB SMALL CAP GROWTH...............................................  0.80%          A         $467.92         3
AXA/AB SMALL CAP GROWTH...............................................  0.90%          A         $458.28        20
AXA/AB SMALL CAP GROWTH...............................................  0.00%          B         $453.45        32
AXA/AB SMALL CAP GROWTH...............................................  0.60%          B         $361.51       157

AXA/CLEARBRIDGE LARGE CAP GROWTH......................................  0.00%          A         $ 35.61        79
AXA/CLEARBRIDGE LARGE CAP GROWTH......................................  0.00%          A         $335.16        --
AXA/CLEARBRIDGE LARGE CAP GROWTH......................................  0.00%          A         $472.51        20

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                              UNITS
                                                                       CONTRACT                            OUTSTANDING
                                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                       -------- --------------- ---------- -----------
AXA/CLEARBRIDGE LARGE CAP GROWTH......................................  0.00%          B         $270.36       129
AXA/CLEARBRIDGE LARGE CAP GROWTH......................................  0.60%          B         $234.62       135
AXA/CLEARBRIDGE LARGE CAP GROWTH......................................  0.80%          B         $233.33         1
AXA/CLEARBRIDGE LARGE CAP GROWTH......................................  0.90%          B         $229.06        11

AXA/JANUS ENTERPRISE..................................................  0.00%          A         $201.67        39
AXA/JANUS ENTERPRISE..................................................  0.60%          A         $189.10        64
AXA/JANUS ENTERPRISE..................................................  0.80%          A         $185.07         1
AXA/JANUS ENTERPRISE..................................................  0.90%          A         $183.08         5
AXA/JANUS ENTERPRISE..................................................  0.00%          B         $ 11.55         2
AXA/JANUS ENTERPRISE..................................................  0.00%          B         $291.87        68
AXA/JANUS ENTERPRISE..................................................  0.60%          B         $186.88        29

AXA/LOOMIS SAYLES GROWTH..............................................  0.00%          A         $ 26.61        36
AXA/LOOMIS SAYLES GROWTH..............................................  0.00%          A         $283.70         9
AXA/LOOMIS SAYLES GROWTH..............................................  0.60%          A         $266.02        42
AXA/LOOMIS SAYLES GROWTH..............................................  0.80%          A         $260.35        --
AXA/LOOMIS SAYLES GROWTH..............................................  0.90%          A         $257.56         3
AXA/LOOMIS SAYLES GROWTH..............................................  0.00%          B         $346.43        56
AXA/LOOMIS SAYLES GROWTH..............................................  0.60%          B         $262.96        19

BLACKROCK GLOBAL ALLOCATION V.I. FUND.................................  0.00%      CLASS III     $ 15.41       184
BLACKROCK GLOBAL ALLOCATION V.I. FUND.................................  0.00%      CLASS III     $154.14         9

CHARTER/SM/ MULTI-SECTOR BOND.........................................  0.00%          A         $ 14.73        40
CHARTER/SM/ MULTI-SECTOR BOND.........................................  0.00%          A         $239.78        71
CHARTER/SM/ MULTI-SECTOR BOND.........................................  0.60%          A         $397.55        88
CHARTER/SM/ MULTI-SECTOR BOND.........................................  0.80%          A         $156.52         3
CHARTER/SM/ MULTI-SECTOR BOND.........................................  0.90%          A         $232.36        18
CHARTER/SM/ MULTI-SECTOR BOND.........................................  0.00%          B         $145.05        44
CHARTER/SM/ MULTI-SECTOR BOND.........................................  0.60%          B         $111.96        82

CHARTER/SM/ SMALL CAP GROWTH..........................................  0.00%          B         $165.26         1
CHARTER/SM/ SMALL CAP GROWTH..........................................  0.00%          B         $242.33        40
CHARTER/SM/ SMALL CAP GROWTH..........................................  0.60%          B         $155.02        20
CHARTER/SM/ SMALL CAP GROWTH..........................................  0.80%          B         $151.74        --
CHARTER/SM/ SMALL CAP GROWTH..........................................  0.90%          B         $150.12         1

CHARTER/SM/ SMALL CAP VALUE...........................................  0.00%          A         $336.73        38
CHARTER/SM/ SMALL CAP VALUE...........................................  0.60%          A         $309.09         5
CHARTER/SM/ SMALL CAP VALUE...........................................  0.00%          B         $353.23        18
CHARTER/SM/ SMALL CAP VALUE...........................................  0.60%          B         $308.24         2
CHARTER/SM/ SMALL CAP VALUE...........................................  0.60%          B         $316.58        29
CHARTER/SM/ SMALL CAP VALUE...........................................  0.80%          B         $304.79        --
CHARTER/SM/ SMALL CAP VALUE...........................................  0.90%          B         $298.52        --
CHARTER/SM/ SMALL CAP VALUE...........................................  0.90%          B         $299.20         2

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO................................  0.00%      CLASS II      $ 12.69        25

EQ/BLACKROCK BASIC VALUE EQUITY.......................................  0.00%          A         $ 30.03       151
EQ/BLACKROCK BASIC VALUE EQUITY.......................................  0.00%          A         $280.57         3
EQ/BLACKROCK BASIC VALUE EQUITY.......................................  0.00%          A         $391.76        88
EQ/BLACKROCK BASIC VALUE EQUITY.......................................  0.60%          A         $359.60         5
EQ/BLACKROCK BASIC VALUE EQUITY.......................................  0.00%          B         $515.61       118
EQ/BLACKROCK BASIC VALUE EQUITY.......................................  0.60%          B         $297.76        23
EQ/BLACKROCK BASIC VALUE EQUITY.......................................  0.60%          B         $455.32       205
EQ/BLACKROCK BASIC VALUE EQUITY.......................................  0.80%          B         $436.76         2
EQ/BLACKROCK BASIC VALUE EQUITY.......................................  0.90%          B         $427.76        21

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                              UNITS
                                                                       CONTRACT                            OUTSTANDING
                                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                       -------- --------------- ---------- -----------
EQ/CAPITAL GUARDIAN RESEARCH..........................................  0.00%          A        $   37.68       26
EQ/CAPITAL GUARDIAN RESEARCH..........................................  0.00%          A        $  326.40        2
EQ/CAPITAL GUARDIAN RESEARCH..........................................  0.00%          A        $  443.41       32
EQ/CAPITAL GUARDIAN RESEARCH..........................................  0.60%          A        $  277.95        2
EQ/CAPITAL GUARDIAN RESEARCH..........................................  0.00%          B        $  336.81       40
EQ/CAPITAL GUARDIAN RESEARCH..........................................  0.60%          B        $  301.62      288
EQ/CAPITAL GUARDIAN RESEARCH..........................................  0.80%          B        $  290.68        3
EQ/CAPITAL GUARDIAN RESEARCH..........................................  0.90%          B        $  285.37       27

EQ/COMMON STOCK INDEX.................................................  0.00%          A        $   34.88      199
EQ/COMMON STOCK INDEX.................................................  0.00%          A        $  719.43      314
EQ/COMMON STOCK INDEX.................................................  0.60%          A        $1,804.61      634
EQ/COMMON STOCK INDEX.................................................  0.80%          A        $  431.60       30
EQ/COMMON STOCK INDEX.................................................  0.90%          A        $  732.21      143
EQ/COMMON STOCK INDEX.................................................  0.00%          B        $  224.67      285
EQ/COMMON STOCK INDEX.................................................  0.60%          B        $  242.06      666

EQ/CORE BOND INDEX....................................................  0.00%          A        $  137.33      112
EQ/CORE BOND INDEX....................................................  0.00%          A        $  143.53        5
EQ/CORE BOND INDEX....................................................  0.60%          A        $  133.70        3
EQ/CORE BOND INDEX....................................................  0.60%          A        $  159.83       54
EQ/CORE BOND INDEX....................................................  0.80%          A        $  126.15       --
EQ/CORE BOND INDEX....................................................  0.90%          A        $  124.13        8
EQ/CORE BOND INDEX....................................................  0.00%          B        $  142.69       99
EQ/CORE BOND INDEX....................................................  0.60%          B        $  156.18       11
EQ/CORE BOND INDEX....................................................  0.60%          B        $  158.89       62

EQ/EQUITY 500 INDEX...................................................  0.00%          A        $   34.03      613
EQ/EQUITY 500 INDEX...................................................  0.00%          A        $  818.32      280
EQ/EQUITY 500 INDEX...................................................  0.60%          A        $  716.43      419
EQ/EQUITY 500 INDEX...................................................  0.80%          A        $  480.97        8
EQ/EQUITY 500 INDEX...................................................  0.90%          A        $  666.65       73
EQ/EQUITY 500 INDEX...................................................  0.00%          B        $  247.66      668
EQ/EQUITY 500 INDEX...................................................  0.60%          B        $  228.79      469

EQ/GLOBAL BOND PLUS...................................................  0.00%          A        $   12.64       42
EQ/GLOBAL BOND PLUS...................................................  0.00%          A        $  144.55       19
EQ/GLOBAL BOND PLUS...................................................  0.60%          A        $  126.93       29
EQ/GLOBAL BOND PLUS...................................................  0.80%          A        $  124.23       --
EQ/GLOBAL BOND PLUS...................................................  0.90%          A        $  122.90        9
EQ/GLOBAL BOND PLUS...................................................  0.00%          B        $  137.76       49
EQ/GLOBAL BOND PLUS...................................................  0.60%          B        $  125.44       19

EQ/INTERMEDIATE GOVERNMENT BOND.......................................  0.00%          A        $   11.30       80
EQ/INTERMEDIATE GOVERNMENT BOND.......................................  0.00%          A        $  235.74      208
EQ/INTERMEDIATE GOVERNMENT BOND.......................................  0.60%          A        $  251.17       67
EQ/INTERMEDIATE GOVERNMENT BOND.......................................  0.80%          A        $  176.97        1
EQ/INTERMEDIATE GOVERNMENT BOND.......................................  0.90%          A        $  199.94       14
EQ/INTERMEDIATE GOVERNMENT BOND.......................................  0.00%          B        $  124.24        4
EQ/INTERMEDIATE GOVERNMENT BOND.......................................  0.00%          B        $  169.28       31
EQ/INTERMEDIATE GOVERNMENT BOND.......................................  0.60%          B        $  151.29       88

EQ/INTERNATIONAL EQUITY INDEX.........................................  0.00%          A        $   20.30      270
EQ/INTERNATIONAL EQUITY INDEX.........................................  0.00%          A        $  235.12      275
EQ/INTERNATIONAL EQUITY INDEX.........................................  0.60%          A        $  205.04      891

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                              UNITS
                                                                       CONTRACT                            OUTSTANDING
                                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                       -------- --------------- ---------- -----------
EQ/INTERNATIONAL EQUITY INDEX.........................................  0.80%          A         $165.97         8
EQ/INTERNATIONAL EQUITY INDEX.........................................  0.90%          A         $191.42        85
EQ/INTERNATIONAL EQUITY INDEX.........................................  0.00%          B         $160.52       174
EQ/INTERNATIONAL EQUITY INDEX.........................................  0.60%          B         $152.28       235
EQ/INTERNATIONAL EQUITY INDEX.........................................  0.90%          B         $140.92        --

EQ/INVESCO COMSTOCK...................................................  0.00%          A         $ 13.45        18
EQ/INVESCO COMSTOCK...................................................  0.00%          A         $193.24        41
EQ/INVESCO COMSTOCK...................................................  0.60%          A         $181.19        29
EQ/INVESCO COMSTOCK...................................................  0.80%          A         $177.33        --
EQ/INVESCO COMSTOCK...................................................  0.90%          A         $175.43         6
EQ/INVESCO COMSTOCK...................................................  0.00%          B         $245.99        52
EQ/INVESCO COMSTOCK...................................................  0.60%          B         $178.98        14

EQ/JPMORGAN VALUE OPPORTUNITIES.......................................  0.00%          A         $ 36.42        33
EQ/JPMORGAN VALUE OPPORTUNITIES.......................................  0.00%          A         $318.05        --
EQ/JPMORGAN VALUE OPPORTUNITIES.......................................  0.00%          A         $414.32         8
EQ/JPMORGAN VALUE OPPORTUNITIES.......................................  0.00%          B         $386.87        40
EQ/JPMORGAN VALUE OPPORTUNITIES.......................................  0.60%          B         $239.76         8
EQ/JPMORGAN VALUE OPPORTUNITIES.......................................  0.60%          B         $341.63        69
EQ/JPMORGAN VALUE OPPORTUNITIES.......................................  0.80%          B         $327.70         1
EQ/JPMORGAN VALUE OPPORTUNITIES.......................................  0.90%          B         $320.95        13

EQ/LARGE CAP GROWTH INDEX.............................................  0.00%          A         $ 42.13        43
EQ/LARGE CAP GROWTH INDEX.............................................  0.00%          A         $376.20         2
EQ/LARGE CAP GROWTH INDEX.............................................  0.00%          A         $452.25        40
EQ/LARGE CAP GROWTH INDEX.............................................  0.60%          A         $299.34         1
EQ/LARGE CAP GROWTH INDEX.............................................  0.00%          B         $225.05       133
EQ/LARGE CAP GROWTH INDEX.............................................  0.60%          B         $201.25       515
EQ/LARGE CAP GROWTH INDEX.............................................  0.80%          B         $193.86         5
EQ/LARGE CAP GROWTH INDEX.............................................  0.90%          B         $190.27        27

EQ/LARGE CAP VALUE INDEX..............................................  0.00%          A         $119.30        40
EQ/LARGE CAP VALUE INDEX..............................................  0.60%          A         $111.86        48
EQ/LARGE CAP VALUE INDEX..............................................  0.80%          A         $109.47        --
EQ/LARGE CAP VALUE INDEX..............................................  0.90%          A         $108.30        34
EQ/LARGE CAP VALUE INDEX..............................................  0.00%          B         $137.42        91
EQ/LARGE CAP VALUE INDEX..............................................  0.60%          B         $110.56        24

EQ/MFS INTERNATIONAL GROWTH...........................................  0.00%          B         $155.69        71
EQ/MFS INTERNATIONAL GROWTH...........................................  0.00%          B         $248.46        89
EQ/MFS INTERNATIONAL GROWTH...........................................  0.60%          B         $145.99       103
EQ/MFS INTERNATIONAL GROWTH...........................................  0.80%          B         $142.88        --
EQ/MFS INTERNATIONAL GROWTH...........................................  0.90%          B         $141.35        20

EQ/MID CAP INDEX......................................................  0.00%          A         $ 39.99        86
EQ/MID CAP INDEX......................................................  0.00%          A         $309.16         9
EQ/MID CAP INDEX......................................................  0.00%          A         $457.47        70
EQ/MID CAP INDEX......................................................  0.60%          A         $311.82         3
EQ/MID CAP INDEX......................................................  0.00%          B         $292.20       159
EQ/MID CAP INDEX......................................................  0.60%          B         $263.27       255
EQ/MID CAP INDEX......................................................  0.80%          B         $254.23         1
EQ/MID CAP INDEX......................................................  0.90%          B         $249.83        17

EQ/MONEY MARKET.......................................................  0.00%          A         $ 10.04        91
EQ/MONEY MARKET.......................................................  0.00%          A         $ 10.08       865

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                              UNITS
                                                                       CONTRACT                            OUTSTANDING
                                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                       -------- --------------- ---------- -----------
EQ/MONEY MARKET.......................................................  0.00%          A         $172.76       163
EQ/MONEY MARKET.......................................................  0.60%          A         $240.98       245
EQ/MONEY MARKET.......................................................  0.80%          A         $135.01         2
EQ/MONEY MARKET.......................................................  0.90%          A         $148.82        23
EQ/MONEY MARKET.......................................................  0.00%          B         $132.02       236
EQ/MONEY MARKET.......................................................  0.60%          B         $123.43       182

EQ/PIMCO ULTRA SHORT BOND.............................................  0.00%          A         $120.08        54
EQ/PIMCO ULTRA SHORT BOND.............................................  0.60%          A         $102.51         5
EQ/PIMCO ULTRA SHORT BOND.............................................  0.60%          A         $112.60        69
EQ/PIMCO ULTRA SHORT BOND.............................................  0.80%          A         $110.20        --
EQ/PIMCO ULTRA SHORT BOND.............................................  0.90%          A         $109.02        10
EQ/PIMCO ULTRA SHORT BOND.............................................  0.00%          B         $123.07       102
EQ/PIMCO ULTRA SHORT BOND.............................................  0.60%          B         $112.00        44

EQ/QUALITY BOND PLUS..................................................  0.00%          A         $ 12.44        60
EQ/QUALITY BOND PLUS..................................................  0.00%          A         $257.00        28
EQ/QUALITY BOND PLUS..................................................  0.60%          A         $209.52        77
EQ/QUALITY BOND PLUS..................................................  0.80%          A         $189.76         1
EQ/QUALITY BOND PLUS..................................................  0.90%          A         $194.72         7
EQ/QUALITY BOND PLUS..................................................  0.00%          B         $173.41        39
EQ/QUALITY BOND PLUS..................................................  0.60%          B         $154.75        83

EQ/SMALL COMPANY INDEX................................................  0.00%          A         $ 34.81        94
EQ/SMALL COMPANY INDEX................................................  0.00%          A         $206.69         2
EQ/SMALL COMPANY INDEX................................................  0.00%          A         $516.30        54
EQ/SMALL COMPANY INDEX................................................  0.60%          A         $324.09         5
EQ/SMALL COMPANY INDEX................................................  0.60%          A         $418.05        50
EQ/SMALL COMPANY INDEX................................................  0.80%          A         $403.57        --
EQ/SMALL COMPANY INDEX................................................  0.90%          A         $397.65         6
EQ/SMALL COMPANY INDEX................................................  0.00%          B         $374.84        93
EQ/SMALL COMPANY INDEX................................................  0.60%          B         $363.85        --
EQ/SMALL COMPANY INDEX................................................  0.60%          B         $368.57        27
EQ/SMALL COMPANY INDEX................................................  0.90%          B         $347.55        --

EQ/T. ROWE PRICE GROWTH STOCK.........................................  0.00%          A         $ 44.13       228
EQ/T. ROWE PRICE GROWTH STOCK.........................................  0.00%          A         $254.07        --
EQ/T. ROWE PRICE GROWTH STOCK.........................................  0.00%          A         $254.60        --
EQ/T. ROWE PRICE GROWTH STOCK.........................................  0.60%          A         $238.50         1
EQ/T. ROWE PRICE GROWTH STOCK.........................................  0.00%          B         $250.88        32
EQ/T. ROWE PRICE GROWTH STOCK.........................................  0.00%          B         $298.21       132
EQ/T. ROWE PRICE GROWTH STOCK.........................................  0.60%          B         $235.50       215
EQ/T. ROWE PRICE GROWTH STOCK.........................................  0.80%          B         $230.57         1
EQ/T. ROWE PRICE GROWTH STOCK.........................................  0.90%          B         $228.14        14

EQ/UBS GROWTH & INCOME................................................  0.00%          B         $193.03         1
EQ/UBS GROWTH & INCOME................................................  0.00%          B         $277.48        25
EQ/UBS GROWTH & INCOME................................................  0.60%          B         $181.00        47
EQ/UBS GROWTH & INCOME................................................  0.80%          B         $177.14        --
EQ/UBS GROWTH & INCOME................................................  0.90%          B         $175.24         3

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.......................  0.00%   SERVICE CLASS 2  $ 26.28        10
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.......................  0.00%   SERVICE CLASS 2  $271.75         5

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...............................  0.00%   SERVICE CLASS 2  $ 35.05       153
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...............................  0.00%   SERVICE CLASS 2  $231.82       105

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                              UNITS
                                                                       CONTRACT                            OUTSTANDING
                                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                       -------- --------------- ---------- -----------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...............................  0.00%   SERVICE CLASS 2  $439.67        22
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...............................  0.60%   SERVICE CLASS 2  $221.34       288
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...............................  0.80%   SERVICE CLASS 2  $217.94        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...............................  0.90%   SERVICE CLASS 2  $216.26         5

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO...............................  0.00%   SERVICE CLASS 2  $ 30.89        46
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO...............................  0.00%   SERVICE CLASS 2  $328.36         1

FIDELITY(R) VIP GOVERNMENT MONEY MARKET PORTFOLIO.....................  0.00%   SERVICE CLASS 2  $ 10.07        95
FIDELITY(R) VIP GOVERNMENT MONEY MARKET PORTFOLIO.....................  0.00%   SERVICE CLASS 2  $100.74         1

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.............................  0.00%   SERVICE CLASS 2  $ 33.55        50
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.............................  0.00%   SERVICE CLASS 2  $242.37        21
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.............................  0.00%   SERVICE CLASS 2  $329.27         1
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.............................  0.60%   SERVICE CLASS 2  $231.41        12
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.............................  0.90%   SERVICE CLASS 2  $226.10         1

FIDELITY(R) VIP HIGH INCOME PORTFOLIO.................................  0.00%   SERVICE CLASS 2  $ 25.28        69
FIDELITY(R) VIP HIGH INCOME PORTFOLIO.................................  0.00%   SERVICE CLASS 2  $263.02         9

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO.......................  0.00%   SERVICE CLASS 2  $ 16.20       546
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO.......................  0.00%   SERVICE CLASS 2  $177.96        42

FIDELITY(R) VIP MID CAP PORTFOLIO.....................................  0.00%   SERVICE CLASS 2  $ 36.51       125
FIDELITY(R) VIP MID CAP PORTFOLIO.....................................  0.00%   SERVICE CLASS 2  $221.31        63
FIDELITY(R) VIP MID CAP PORTFOLIO.....................................  0.00%   SERVICE CLASS 2  $581.78         7
FIDELITY(R) VIP MID CAP PORTFOLIO.....................................  0.60%   SERVICE CLASS 2  $211.30        40
FIDELITY(R) VIP MID CAP PORTFOLIO.....................................  0.80%   SERVICE CLASS 2  $208.05        --
FIDELITY(R) VIP MID CAP PORTFOLIO.....................................  0.90%   SERVICE CLASS 2  $206.45         3

FIDELITY(R) VIP VALUE PORTFOLIO.......................................  0.00%   SERVICE CLASS 2  $ 37.92        14
FIDELITY(R) VIP VALUE PORTFOLIO.......................................  0.00%   SERVICE CLASS 2  $343.12         1

FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO............................  0.00%   SERVICE CLASS 2  $ 41.90         5
FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO............................  0.00%   SERVICE CLASS 2  $429.63         1

FRANKLIN MUTUAL SHARES VIP FUND.......................................  0.00%       CLASS 2      $ 19.12        48
FRANKLIN MUTUAL SHARES VIP FUND.......................................  0.00%       CLASS 2      $191.25        35
FRANKLIN MUTUAL SHARES VIP FUND.......................................  0.60%       CLASS 2      $182.60        17
FRANKLIN MUTUAL SHARES VIP FUND.......................................  0.80%       CLASS 2      $179.80        --
FRANKLIN MUTUAL SHARES VIP FUND.......................................  0.90%       CLASS 2      $178.41         1

FRANKLIN RISING DIVIDENDS VIP FUND....................................  0.00%       CLASS 2      $244.66       134
FRANKLIN RISING DIVIDENDS VIP FUND....................................  0.60%       CLASS 2      $233.61       104
FRANKLIN RISING DIVIDENDS VIP FUND....................................  0.80%       CLASS 2      $230.02        --
FRANKLIN RISING DIVIDENDS VIP FUND....................................  0.90%       CLASS 2      $228.24         6

FRANKLIN SMALL CAP VALUE VIP FUND.....................................  0.00%       CLASS 2      $ 22.25       159
FRANKLIN SMALL CAP VALUE VIP FUND.....................................  0.00%       CLASS 2      $222.45        19
FRANKLIN SMALL CAP VALUE VIP FUND.....................................  0.60%       CLASS 2      $212.40        19
FRANKLIN SMALL CAP VALUE VIP FUND.....................................  0.80%       CLASS 2      $209.13        --
FRANKLIN SMALL CAP VALUE VIP FUND.....................................  0.90%       CLASS 2      $207.52         2

FRANKLIN STRATEGIC INCOME VIP FUND....................................  0.00%       CLASS 2      $138.97       166
FRANKLIN STRATEGIC INCOME VIP FUND....................................  0.60%       CLASS 2      $132.68        75
FRANKLIN STRATEGIC INCOME VIP FUND....................................  0.80%       CLASS 2      $130.64        --
FRANKLIN STRATEGIC INCOME VIP FUND....................................  0.90%       CLASS 2      $129.64        12

GOLDMAN SACHS VIT MID CAP VALUE FUND..................................  0.00%   SERVICE SHARES   $204.29        34
GOLDMAN SACHS VIT MID CAP VALUE FUND..................................  0.60%   SERVICE SHARES   $195.05        13

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                              UNITS
                                                                       CONTRACT                            OUTSTANDING
                                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                       -------- --------------- ---------- -----------
GOLDMAN SACHS VIT MID CAP VALUE FUND..................................  0.80%   SERVICE SHARES   $192.05        --
GOLDMAN SACHS VIT MID CAP VALUE FUND..................................  0.90%   SERVICE SHARES   $190.57        17

INVESCO V.I. DIVERSIFIED DIVIDEND FUND................................  0.00%     SERIES II      $ 20.31       559
INVESCO V.I. DIVERSIFIED DIVIDEND FUND................................  0.00%     SERIES II      $203.12        15
INVESCO V.I. GLOBAL REAL ESTATE FUND..................................  0.00%     SERIES II      $ 17.57       196
INVESCO V.I. GLOBAL REAL ESTATE FUND..................................  0.00%     SERIES II      $175.68       139
INVESCO V.I. GLOBAL REAL ESTATE FUND..................................  0.60%     SERIES II      $167.74        52
INVESCO V.I. GLOBAL REAL ESTATE FUND..................................  0.80%     SERIES II      $165.16        --
INVESCO V.I. GLOBAL REAL ESTATE FUND..................................  0.90%     SERIES II      $163.89         8

INVESCO V.I. INTERNATIONAL GROWTH FUND................................  0.00%     SERIES II      $ 16.69       322
INVESCO V.I. INTERNATIONAL GROWTH FUND................................  0.00%     SERIES II      $166.91       134
INVESCO V.I. INTERNATIONAL GROWTH FUND................................  0.60%     SERIES II      $159.36        63
INVESCO V.I. INTERNATIONAL GROWTH FUND................................  0.80%     SERIES II      $156.91        --
INVESCO V.I. INTERNATIONAL GROWTH FUND................................  0.90%     SERIES II      $155.70         6

INVESCO V.I. MID CAP CORE EQUITY FUND.................................  0.00%     SERIES II      $ 18.07        17
INVESCO V.I. MID CAP CORE EQUITY FUND.................................  0.00%     SERIES II      $180.71        11
INVESCO V.I. MID CAP CORE EQUITY FUND.................................  0.60%     SERIES II      $172.54         9
INVESCO V.I. MID CAP CORE EQUITY FUND.................................  0.80%     SERIES II      $169.89        --
INVESCO V.I. MID CAP CORE EQUITY FUND.................................  0.90%     SERIES II      $168.58        --

INVESCO V.I. SMALL CAP EQUITY FUND....................................  0.00%     SERIES II      $ 20.67        11
INVESCO V.I. SMALL CAP EQUITY FUND....................................  0.00%     SERIES II      $206.72        19
INVESCO V.I. SMALL CAP EQUITY FUND....................................  0.60%     SERIES II      $197.38         9
INVESCO V.I. SMALL CAP EQUITY FUND....................................  0.80%     SERIES II      $194.34        --
INVESCO V.I. SMALL CAP EQUITY FUND....................................  0.90%     SERIES II      $192.84        --

IVY VIP DIVIDEND OPPORTUNITIES........................................  0.00%      CLASS II      $ 19.89        28
IVY VIP DIVIDEND OPPORTUNITIES........................................  0.00%      CLASS II      $198.93         2

IVY VIP ENERGY........................................................  0.00%      CLASS II      $ 11.03       106
IVY VIP ENERGY........................................................  0.00%      CLASS II      $110.34        79
IVY VIP ENERGY........................................................  0.60%      CLASS II      $105.34        46
IVY VIP ENERGY........................................................  0.80%      CLASS II      $103.72        --
IVY VIP ENERGY........................................................  0.90%      CLASS II      $102.92         1

IVY VIP HIGH INCOME...................................................  0.00%      CLASS II      $ 12.23       318
IVY VIP HIGH INCOME...................................................  0.00%      CLASS II      $122.25       166
IVY VIP HIGH INCOME...................................................  0.60%      CLASS II      $118.88        69
IVY VIP HIGH INCOME...................................................  0.80%      CLASS II      $117.78        --
IVY VIP HIGH INCOME...................................................  0.90%      CLASS II      $117.23         3

IVY VIP MID CAP GROWTH................................................  0.00%      CLASS II      $ 23.25       138
IVY VIP MID CAP GROWTH................................................  0.00%      CLASS II      $232.50        78
IVY VIP MID CAP GROWTH................................................  0.60%      CLASS II      $221.99        45
IVY VIP MID CAP GROWTH................................................  0.80%      CLASS II      $218.58        --
IVY VIP MID CAP GROWTH................................................  0.90%      CLASS II      $216.89         3

IVY VIP SCIENCE AND TECHNOLOGY........................................  0.00%      CLASS II      $ 26.72        70
IVY VIP SCIENCE AND TECHNOLOGY........................................  0.00%      CLASS II      $178.23        93
IVY VIP SCIENCE AND TECHNOLOGY........................................  0.00%      CLASS II      $267.25         9
IVY VIP SCIENCE AND TECHNOLOGY........................................  0.60%      CLASS II      $173.32        51
IVY VIP SCIENCE AND TECHNOLOGY........................................  0.80%      CLASS II      $171.71        --
IVY VIP SCIENCE AND TECHNOLOGY........................................  0.90%      CLASS II      $170.91         6

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                              UNITS
                                                                       CONTRACT                            OUTSTANDING
                                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                       -------- --------------- ---------- -----------

IVY VIP SMALL CAP GROWTH..............................................  0.00%      CLASS II     $   20.07       21
IVY VIP SMALL CAP GROWTH..............................................  0.00%      CLASS II     $  200.67       36
IVY VIP SMALL CAP GROWTH..............................................  0.60%      CLASS II     $  191.60       22
IVY VIP SMALL CAP GROWTH..............................................  0.80%      CLASS II     $  188.65       --
IVY VIP SMALL CAP GROWTH..............................................  0.90%      CLASS II     $  187.20        2

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO...................  0.00%   SERVICE SHARES  $   13.26      404
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO...................  0.00%   SERVICE SHARES  $  132.60      313
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO...................  0.60%   SERVICE SHARES  $  126.61      148
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO...................  0.80%   SERVICE SHARES  $  124.66       --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO...................  0.90%   SERVICE SHARES  $  123.70       10

MFS(R) INTERNATIONAL VALUE PORTFOLIO..................................  0.00%   SERVICE CLASS   $   21.99      431
MFS(R) INTERNATIONAL VALUE PORTFOLIO..................................  0.00%   SERVICE CLASS   $  219.90      277
MFS(R) INTERNATIONAL VALUE PORTFOLIO..................................  0.60%   SERVICE CLASS   $  209.96      163
MFS(R) INTERNATIONAL VALUE PORTFOLIO..................................  0.80%   SERVICE CLASS   $  206.74       --
MFS(R) INTERNATIONAL VALUE PORTFOLIO..................................  0.90%   SERVICE CLASS   $  205.14       18

MFS(R) INVESTORS TRUST SERIES.........................................  0.00%   SERVICE CLASS   $  231.41       10
MFS(R) INVESTORS TRUST SERIES.........................................  0.60%   SERVICE CLASS   $  220.95        8
MFS(R) INVESTORS TRUST SERIES.........................................  0.80%   SERVICE CLASS   $  217.55       --
MFS(R) INVESTORS TRUST SERIES.........................................  0.90%   SERVICE CLASS   $  215.88       --

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.................  0.00%   SERVICE CLASS   $  241.81       12
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.................  0.60%   SERVICE CLASS   $  230.88        8
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.................  0.80%   SERVICE CLASS   $  227.33       --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.................  0.90%   SERVICE CLASS   $  225.58       --

MFS(R) UTILITIES SERIES...............................................  0.00%   SERVICE CLASS   $   19.71       93
MFS(R) UTILITIES SERIES...............................................  0.00%   SERVICE CLASS   $  197.13        2

MULTIMANAGER AGGRESSIVE EQUITY........................................  0.00%         A         $   37.55       15
MULTIMANAGER AGGRESSIVE EQUITY........................................  0.00%         A         $  212.48       --
MULTIMANAGER AGGRESSIVE EQUITY........................................  0.00%         A         $  390.83      137
MULTIMANAGER AGGRESSIVE EQUITY........................................  0.60%         A         $  292.33        4
MULTIMANAGER AGGRESSIVE EQUITY........................................  0.60%         A         $1,484.72      228
MULTIMANAGER AGGRESSIVE EQUITY........................................  0.80%         A         $  215.77       14
MULTIMANAGER AGGRESSIVE EQUITY........................................  0.90%         A         $  385.02       68
MULTIMANAGER AGGRESSIVE EQUITY........................................  0.00%         B         $  199.05       60
MULTIMANAGER AGGRESSIVE EQUITY........................................  0.60%         B         $  178.69      115

MULTIMANAGER CORE BOND................................................  0.00%         A         $   14.33       74
MULTIMANAGER CORE BOND................................................  0.00%         A         $  169.15       --
MULTIMANAGER CORE BOND................................................  0.00%         A         $  179.01      100
MULTIMANAGER CORE BOND................................................  0.60%         A         $  171.47        6
MULTIMANAGER CORE BOND................................................  0.00%         B         $  184.52      107
MULTIMANAGER CORE BOND................................................  0.60%         B         $  167.59      133
MULTIMANAGER CORE BOND................................................  0.80%         B         $  162.28       --
MULTIMANAGER CORE BOND................................................  0.90%         B         $  159.68       16

MULTIMANAGER MID CAP GROWTH...........................................  0.00%         A         $  485.17       26
MULTIMANAGER MID CAP GROWTH...........................................  0.60%         A         $  269.36        1
MULTIMANAGER MID CAP GROWTH...........................................  0.00%         B         $  428.45       12
MULTIMANAGER MID CAP GROWTH...........................................  0.60%         B         $  251.22       42
MULTIMANAGER MID CAP GROWTH...........................................  0.80%         B         $  380.79       --
MULTIMANAGER MID CAP GROWTH...........................................  0.90%         B         $  239.36        6

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                              UNITS
                                                                       CONTRACT                            OUTSTANDING
                                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                       -------- --------------- ---------- -----------
MULTIMANAGER MID CAP VALUE............................................  0.00%          A         $ 34.37        13
MULTIMANAGER MID CAP VALUE............................................  0.00%          A         $302.36        --
MULTIMANAGER MID CAP VALUE............................................  0.00%          A         $459.32        21
MULTIMANAGER MID CAP VALUE............................................  0.60%          A         $277.00         1
MULTIMANAGER MID CAP VALUE............................................  0.00%          B         $300.80        18
MULTIMANAGER MID CAP VALUE............................................  0.60%          B         $273.20        84
MULTIMANAGER MID CAP VALUE............................................  0.80%          B         $264.53        --
MULTIMANAGER MID CAP VALUE............................................  0.90%          B         $260.30         9

MULTIMANAGER TECHNOLOGY...............................................  0.00%          A         $ 50.60        10
MULTIMANAGER TECHNOLOGY...............................................  0.00%          A         $707.20        29
MULTIMANAGER TECHNOLOGY...............................................  0.60%          A         $359.27         3
MULTIMANAGER TECHNOLOGY...............................................  0.00%          B         $574.94        45
MULTIMANAGER TECHNOLOGY...............................................  0.60%          B         $321.88       235
MULTIMANAGER TECHNOLOGY...............................................  0.80%          B         $511.00         1
MULTIMANAGER TECHNOLOGY...............................................  0.90%          B         $306.69        11

NATURAL RESOURCES PORTFOLIO...........................................  0.00%      CLASS II      $ 15.75        65
NATURAL RESOURCES PORTFOLIO...........................................  0.00%      CLASS II      $ 61.23        53

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.......................  0.00%    ADVISOR CLASS   $ 72.91       110
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.......................  0.60%    ADVISOR CLASS   $ 69.61        29
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.......................  0.80%    ADVISOR CLASS   $ 68.54        --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.......................  0.90%    ADVISOR CLASS   $ 68.01         8

PIMCO REAL RETURN PORTFOLIO...........................................  0.00%    ADVISOR CLASS   $ 12.59        93
PIMCO REAL RETURN PORTFOLIO...........................................  0.00%    ADVISOR CLASS   $125.92       132
PIMCO REAL RETURN PORTFOLIO...........................................  0.60%    ADVISOR CLASS   $120.23        50
PIMCO REAL RETURN PORTFOLIO...........................................  0.80%    ADVISOR CLASS   $118.38        --
PIMCO REAL RETURN PORTFOLIO...........................................  0.90%    ADVISOR CLASS   $117.46         5

PIMCO TOTAL RETURN PORTFOLIO..........................................  0.00%    ADVISOR CLASS   $ 13.06       293
PIMCO TOTAL RETURN PORTFOLIO..........................................  0.00%    ADVISOR CLASS   $130.56       275
PIMCO TOTAL RETURN PORTFOLIO..........................................  0.60%    ADVISOR CLASS   $124.66       170
PIMCO TOTAL RETURN PORTFOLIO..........................................  0.80%    ADVISOR CLASS   $122.74         1
PIMCO TOTAL RETURN PORTFOLIO..........................................  0.90%    ADVISOR CLASS   $121.79        29

T. ROWE PRICE EQUITY INCOME PORTFOLIO - II............................  0.00%      CLASS II      $210.29        40
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II............................  0.60%      CLASS II      $200.78        25
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II............................  0.80%      CLASS II      $197.70        --
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II............................  0.90%      CLASS II      $196.17         3

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II..........................  0.00%      CLASS II      $ 38.89       101
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II..........................  0.00%      CLASS II      $388.91         6

TARGET 2015 ALLOCATION................................................  0.00%          B         $ 20.05        25
TARGET 2015 ALLOCATION................................................  0.00%          B         $157.65         9

TARGET 2025 ALLOCATION................................................  0.00%          B         $ 23.16        77
TARGET 2025 ALLOCATION................................................  0.00%          B         $116.76         4
TARGET 2025 ALLOCATION................................................  0.00%          B         $172.30        18
TARGET 2025 ALLOCATION................................................  0.60%          B         $114.90        20
TARGET 2025 ALLOCATION................................................  0.80%          B         $114.28        --

TARGET 2035 ALLOCATION................................................  0.00%          B         $ 25.20        36
TARGET 2035 ALLOCATION................................................  0.00%          B         $119.39         3
TARGET 2035 ALLOCATION................................................  0.00%          B         $180.49         7
TARGET 2035 ALLOCATION................................................  0.60%          B         $117.49         6
TARGET 2035 ALLOCATION................................................  0.80%          B         $116.86        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2017

                                                                                                                   UNITS
                                                                       CONTRACT                                 OUTSTANDING
                                                                       CHARGES*     SHARE CLASS**    UNIT VALUE (000'S)***
                                                                       -------- -------------------- ---------- -----------
TARGET 2045 ALLOCATION................................................  0.00%            B            $ 27.03        19
TARGET 2045 ALLOCATION................................................  0.00%            B            $121.38         5
TARGET 2045 ALLOCATION................................................  0.00%            B            $185.61         3
TARGET 2045 ALLOCATION................................................  0.60%            B            $119.45         1

TARGET 2055 ALLOCATION................................................  0.00%            B            $ 12.51         3
TARGET 2055 ALLOCATION................................................  0.00%            B            $125.09         4
TARGET 2055 ALLOCATION................................................  0.60%            B            $123.10         1

TEMPLETON DEVELOPING MARKETS VIP FUND.................................  0.00%         CLASS 2         $130.20        87
TEMPLETON DEVELOPING MARKETS VIP FUND.................................  0.60%         CLASS 2         $124.31        48
TEMPLETON DEVELOPING MARKETS VIP FUND.................................  0.80%         CLASS 2         $122.40        --
TEMPLETON DEVELOPING MARKETS VIP FUND.................................  0.90%         CLASS 2         $121.46         2

TEMPLETON GLOBAL BOND VIP FUND........................................  0.00%         CLASS 2         $ 12.46       240
TEMPLETON GLOBAL BOND VIP FUND........................................  0.00%         CLASS 2         $124.64       237
TEMPLETON GLOBAL BOND VIP FUND........................................  0.60%         CLASS 2         $119.01        99
TEMPLETON GLOBAL BOND VIP FUND........................................  0.80%         CLASS 2         $117.18        --
TEMPLETON GLOBAL BOND VIP FUND........................................  0.90%         CLASS 2         $116.28        10

TEMPLETON GROWTH VIP FUND.............................................  0.00%         CLASS 2         $181.56        18
TEMPLETON GROWTH VIP FUND.............................................  0.60%         CLASS 2         $173.35        10
TEMPLETON GROWTH VIP FUND.............................................  0.80%         CLASS 2         $170.68        --
TEMPLETON GROWTH VIP FUND.............................................  0.90%         CLASS 2         $169.37         2

VANECK VIP GLOBAL HARD ASSETS FUND....................................  0.00%      CLASS S SHARES     $ 83.53       101
VANECK VIP GLOBAL HARD ASSETS FUND....................................  0.60%      CLASS S SHARES     $ 79.75        49
VANECK VIP GLOBAL HARD ASSETS FUND....................................  0.80%      CLASS S SHARES     $ 78.53        --
VANECK VIP GLOBAL HARD ASSETS FUND....................................  0.90%      CLASS S SHARES     $ 77.92         1

VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX PORTFOLIO.............  0.60%   INVESTOR SHARE CLASS  $285.63        31

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***Variable Investment Options where Units Outstanding are less than 500 are denoted by a --.

                                    FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                           1290 VT      1290 VT
                                               1290 VT   DOUBLELINE   DOUBLELINE                  1290 VT GAMCO 1290 VT GAMCO
                                             CONVERTIBLE   DYNAMIC   OPPORTUNISTIC 1290 VT EQUITY   MERGERS &   SMALL COMPANY
                                             SECURITIES* ALLOCATION*   BOND*(A)       INCOME*     ACQUISITIONS*    VALUE*
                                             ----------- ----------- ------------- -------------- ------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............  $ 14,649    $ 67,136      $ 3,343      $  354,309     $ 26,483     $ 1,124,293
 Expenses:
   Asset-based charges......................       465       3,713           18          42,234       36,031         375,759
                                              --------    --------      -------      ----------     --------     -----------

NET INVESTMENT INCOME (LOSS)................    14,184      63,423        3,325         312,075       (9,548)        748,534
                                              --------    --------      -------      ----------     --------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments..     3,461      26,574          (43)         28,473       45,172       7,579,760
   Net realized gain distribution from the
    Portfolios..............................    12,260     585,665          184       1,575,307      847,806      13,415,189
                                              --------    --------      -------      ----------     --------     -----------
 Net realized gain (loss)...................    15,721     612,239          141       1,603,780      892,978      20,994,949
                                              --------    --------      -------      ----------     --------     -----------

 Net change in unrealized appreciation
   (depreciation) of investments............   (19,816)    314,599       (2,459)      1,166,705        3,765       5,308,912
                                              --------    --------      -------      ----------     --------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS................................    (4,095)    926,838       (2,318)      2,770,485      896,743      26,303,861
                                              --------    --------      -------      ----------     --------     -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..................  $ 10,089    $990,261      $ 1,007      $3,082,560     $887,195     $27,052,395
                                              ========    ========      =======      ==========     ========     ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 19, 2017.

                                    FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                                                                 AMERICAN FUNDS
                                                                                                   INSURANCE
                                                                                                SERIES(R) GLOBAL AMERICAN FUNDS
                                        1290 VT                                     AMERICAN         SMALL         INSURANCE
                                       SMARTBETA 1290 VT SOCIALLY   ALL ASSET    CENTURY VP MID  CAPITALIZATION  SERIES(R) NEW
                                        EQUITY*    RESPONSIBLE*   GROWTH-ALT 20* CAP VALUE FUND     FUND/SM/     WORLD FUND(R)
                                       --------- ---------------- -------------- -------------- ---------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......  $ 7,249      $ 33,953       $  404,437     $  743,807      $   20,930      $   89,287
 Expenses:
   Asset-based charges................      586        11,324           34,214        139,567           9,807          16,911
                                        -------      --------       ----------     ----------      ----------      ----------

NET INVESTMENT INCOME (LOSS)..........    6,663        22,629          370,223        604,240          11,123          72,376
                                        -------      --------       ----------     ----------      ----------      ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.......................    5,943       100,782          265,836      1,669,072        (177,465)         41,899
   Net realized gain distribution
    from the Portfolios...............   16,594       500,420          569,039      1,044,837              --              --
                                        -------      --------       ----------     ----------      ----------      ----------
 Net realized gain (loss).............   22,537       601,202          834,875      2,713,909        (177,465)         41,899
                                        -------      --------       ----------     ----------      ----------      ----------

 Net change in unrealized
   appreciation (depreciation) of
   investments........................   44,110       (28,706)       2,422,878      2,309,587       1,384,139       2,374,832
                                        -------      --------       ----------     ----------      ----------      ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS................   66,647       572,496        3,257,753      5,023,496       1,206,674       2,416,731
                                        -------      --------       ----------     ----------      ----------      ----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS.....  $73,310      $595,125       $3,627,976     $5,627,736      $1,217,797      $2,489,107
                                        =======      ========       ==========     ==========      ==========      ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                 AXA 400     AXA 500    AXA 2000                                   AXA
                                                 MANAGED     MANAGED     MANAGED   AXA AGGRESSIVE AXA BALANCED CONSERVATIVE
                                               VOLATILITY* VOLATILITY* VOLATILITY*  ALLOCATION*    STRATEGY*   ALLOCATION*
                                               ----------- ----------- ----------- -------------- ------------ ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios..............  $ 39,081   $   98,341   $ 29,550    $ 2,204,554    $  453,939   $  324,481
 Expenses:
   Asset-based charges........................    14,290       20,023      9,199        245,512            --      101,268
                                                --------   ----------   --------    -----------    ----------   ----------

NET INVESTMENT INCOME (LOSS)..................    24,791       78,318     20,351      1,959,042       453,939      223,213
                                                --------   ----------   --------    -----------    ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments....   121,659      203,952     97,424      2,713,793       274,016      (78,118)
   Net realized gain distribution from the
    Portfolios................................   404,212      182,464    230,077      4,950,122       337,871      717,996
                                                --------   ----------   --------    -----------    ----------   ----------
 Net realized gain (loss).....................   525,871      386,416    327,501      7,663,915       611,887      639,878
                                                --------   ----------   --------    -----------    ----------   ----------

 Net change in unrealized appreciation
   (depreciation) of investments..............   136,239    1,023,722    146,767     15,671,433     1,889,026      510,514
                                                --------   ----------   --------    -----------    ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS..................................   662,110    1,410,138    474,268     23,335,348     2,500,913    1,150,392
                                                --------   ----------   --------    -----------    ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS....................  $686,901   $1,488,456   $494,619    $25,294,390    $2,954,852   $1,373,605
                                                ========   ==========   ========    ===========    ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                  AXA                        AXA      AXA GLOBAL                  AXA
                                              CONSERVATIVE     AXA      CONSERVATIVE-   EQUITY               INTERNATIONAL
                                                 GROWTH    CONSERVATIVE     PLUS        MANAGED   AXA GROWTH CORE MANAGED
                                               STRATEGY*    STRATEGY*    ALLOCATION*  VOLATILITY* STRATEGY*   VOLATILITY*
                                              ------------ ------------ ------------- ----------- ---------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.............   $ 88,733     $ 27,652    $  384,505   $ 1,509,217 $  882,830  $   983,025
 Expenses:
   Asset-based charges.......................         --           --        75,419       493,980         --      158,849
                                                --------     --------    ----------   ----------- ----------  -----------

NET INVESTMENT INCOME (LOSS).................     88,733       27,652       309,086     1,015,237    882,830      824,176
                                                --------     --------    ----------   ----------- ----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments...     96,132       30,985       157,312     4,468,932    460,417      786,097
   Net realized gain distribution from the
    Portfolios...............................     70,854       29,301     1,026,180            --    510,784           --
                                                --------     --------    ----------   ----------- ----------  -----------
 Net realized gain (loss)....................    166,986       60,286     1,183,492     4,468,932    971,201      786,097
                                                --------     --------    ----------   ----------- ----------  -----------

 Net change in unrealized appreciation
   (depreciation) of investments.............    270,462       25,697     1,119,606    26,555,167  5,354,237   12,137,220
                                                --------     --------    ----------   ----------- ----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.................................    437,448       85,983     2,303,098    31,024,099  6,325,438   12,923,317
                                                --------     --------    ----------   ----------- ----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...................   $526,181     $113,635    $2,612,184   $32,039,336 $7,208,268  $13,747,493
                                                ========     ========    ==========   =========== ==========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                               AXA           AXA                    AXA LARGE CAP
                                          INTERNATIONAL INTERNATIONAL AXA LARGE CAP    GROWTH     AXA LARGE CAP  AXA MID CAP
                                             MANAGED    VALUE MANAGED CORE MANAGED     MANAGED    VALUE MANAGED VALUE MANAGED
                                           VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*
                                          ------------- ------------- ------------- ------------- ------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........   $ 65,269     $ 1,542,057   $  294,143    $ 1,247,561   $ 6,073,780   $ 2,195,701
 Expenses:
   Asset-based charges...................      2,439         271,759       53,181      1,080,895     1,841,285       865,186
                                            --------     -----------   ----------    -----------   -----------   -----------

NET INVESTMENT INCOME (LOSS).............     62,830       1,270,298      240,962        166,666     4,232,495     1,330,515
                                            --------     -----------   ----------    -----------   -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................      7,608         869,487    1,142,300     12,799,983     7,411,354    10,978,136
   Net realized gain distribution from
    the Portfolios.......................     28,457              --    1,923,077     20,643,080            --    13,279,247
                                            --------     -----------   ----------    -----------   -----------   -----------
 Net realized gain (loss)................     36,065         869,487    3,065,377     33,443,063     7,411,354    24,257,383
                                            --------     -----------   ----------    -----------   -----------   -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........    503,911      14,475,642    2,433,165     30,503,643    38,606,026    (1,880,050)
                                            --------     -----------   ----------    -----------   -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................    539,976      15,345,129    5,498,542     63,946,706    46,017,380    22,377,333
                                            --------     -----------   ----------    -----------   -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............   $602,806     $16,615,427   $5,739,504    $64,113,372   $50,249,875   $23,707,848
                                            ========     ===========   ==========    ===========   ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                       AXA MODERATE AXA MODERATE-              AXA/CLEARBRIDGE
                                          AXA MODERATE    GROWTH        PLUS      AXA/AB SMALL    LARGE CAP     AXA/JANUS
                                          ALLOCATION*   STRATEGY*    ALLOCATION*  CAP GROWTH*      GROWTH*     ENTERPRISE*
                                          ------------ ------------ ------------- ------------ --------------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $10,888,386  $ 1,470,661   $ 6,070,496  $   538,826    $    56,825   $        --
 Expenses:
   Asset-based charges...................   4,468,208           --       744,206      933,520        199,413       103,805
                                          -----------  -----------   -----------  -----------    -----------   -----------

NET INVESTMENT INCOME (LOSS).............   6,420,178    1,470,661     5,326,290     (394,694)      (142,588)     (103,805)
                                          -----------  -----------   -----------  -----------    -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................   3,951,345    1,840,511     5,331,939    5,067,670       (317,133)      439,705
   Net realized gain distribution from
    the Portfolios.......................  29,598,549    1,234,054    19,152,820   17,531,392      9,445,893     4,545,028
                                          -----------  -----------   -----------  -----------    -----------   -----------
 Net realized gain (loss)................  33,549,894    3,074,565    24,484,759   22,599,062      9,128,760     4,984,733
                                          -----------  -----------   -----------  -----------    -----------   -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........  48,787,704    7,055,940    30,250,450   18,348,882      7,953,886     5,224,000
                                          -----------  -----------   -----------  -----------    -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  82,337,598   10,130,505    54,735,209   40,947,944     17,082,646    10,208,733
                                          -----------  -----------   -----------  -----------    -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $88,757,776  $11,601,166   $60,061,499  $40,553,250    $16,940,058   $10,104,928
                                          ===========  ===========   ===========  ===========    ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                            BLACKROCK
                                             AXA/LOOMIS      GLOBAL      CHARTER/SM/  CHARTER/SM/ CHARTER/SM/  CLEARBRIDGE
                                               SAYLES    ALLOCATION V.I. MULTI-SECTOR SMALL CAP   SMALL CAP   VARIABLE MID
                                              GROWTH*         FUND          BOND*      GROWTH*      VALUE*    CAP PORTFOLIO
                                             ----------  --------------- ------------ ----------  ----------  -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............ $   62,002     $ 54,567     $ 1,183,840  $  316,463  $  435,634     $   428
 Expenses:
   Asset-based charges......................     90,724           --         327,709      17,584      73,352          --
                                             ----------     --------     -----------  ----------  ----------     -------

NET INVESTMENT INCOME (LOSS)................    (28,722)      54,567         856,131     298,879     362,282         428
                                             ----------     --------     -----------  ----------  ----------     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments..    397,957       21,599      (1,408,166)    504,099   1,520,462       1,010
   Net realized gain distribution from the
    Portfolios..............................    975,741       51,123              --     277,470          --      12,475
                                             ----------     --------     -----------  ----------  ----------     -------
 Net realized gain (loss)...................  1,373,698       72,722      (1,408,166)    781,569   1,520,462      13,485
                                             ----------     --------     -----------  ----------  ----------     -------

 Net change in unrealized appreciation
   (depreciation) of investments............  8,459,226      397,048       1,923,410   1,438,055   1,285,931      (2,667)
                                             ----------     --------     -----------  ----------  ----------     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS................................  9,832,924      469,770         515,244   2,219,624   2,806,393      10,818
                                             ----------     --------     -----------  ----------  ----------     -------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.................. $9,804,202     $524,337     $ 1,371,375  $2,518,503  $3,168,675     $11,246
                                             ==========     ========     ===========  ==========  ==========     =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                              EQ/BLACKROCK EQ/CAPITAL
                                              BASIC VALUE   GUARDIAN    EQ/COMMON   EQ/CORE BOND EQ/EQUITY 500 EQ/GLOBAL
                                                EQUITY*    RESEARCH*   STOCK INDEX*    INDEX*       INDEX*     BOND PLUS*
                                              ------------ ----------- ------------ ------------ ------------- ----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............. $ 2,885,230  $   925,983 $ 21,129,489  $ 827,716   $ 11,873,254  $    7,212
 Expenses:
   Asset-based charges.......................     692,983      567,721    8,487,490    174,885      2,804,026      45,410
                                              -----------  ----------- ------------  ---------   ------------  ----------

NET INVESTMENT INCOME (LOSS).................   2,192,247      358,262   12,641,999    652,831      9,069,228     (38,198)
                                              -----------  ----------- ------------  ---------   ------------  ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments...   9,091,685    6,093,761   64,211,978   (105,358)    42,386,381    (373,414)
   Net realized gain distribution from the
    Portfolios...............................          --    6,631,491           --         --      7,300,713          --
                                              -----------  ----------- ------------  ---------   ------------  ----------
 Net realized gain (loss)....................   9,091,685   12,725,252   64,211,978   (105,358)    49,687,094    (373,414)
                                              -----------  ----------- ------------  ---------   ------------  ----------

 Net change in unrealized appreciation
   (depreciation) of investments.............   4,122,849   12,658,249  218,283,989    185,629     94,757,414   1,147,392
                                              -----------  ----------- ------------  ---------   ------------  ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.................................  13,214,534   25,383,501  282,495,967     80,271    144,444,508     773,978
                                              -----------  ----------- ------------  ---------   ------------  ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS................... $15,406,781  $25,741,763 $295,137,966  $ 733,102   $153,513,736  $  735,780
                                              ===========  =========== ============  =========   ============  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                        EQ/INTERMEDIATE                              EQ/JPMORGAN
                                          GOVERNMENT    EQ/INTERNATIONAL EQ/INVESCO     VALUE      EQ/LARGE CAP  EQ/LARGE CAP
                                             BOND*       EQUITY INDEX*   COMSTOCK*  OPPORTUNITIES* GROWTH INDEX* VALUE INDEX*
                                        --------------- ---------------- ---------- -------------- ------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.......    $ 762,376      $ 8,308,093    $  215,216   $  372,299    $ 1,126,712   $  505,881
 Expenses:
   Asset-based charges.................      223,234        1,404,977        51,812      162,776        623,287       72,857
                                           ---------      -----------    ----------   ----------    -----------   ----------

NET INVESTMENT INCOME (LOSS)...........      539,142        6,903,116       163,404      209,523        503,425      433,024
                                           ---------      -----------    ----------   ----------    -----------   ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments........................      228,394       (5,487,166)      698,834    2,749,220      5,573,154      760,022
   Net realized gain distribution
    from the Portfolios................       50,588               --            --    4,567,669      6,247,310      913,199
                                           ---------      -----------    ----------   ----------    -----------   ----------
 Net realized gain (loss)..............      278,982       (5,487,166)      698,834    7,316,889     11,820,464    1,673,221
                                           ---------      -----------    ----------   ----------    -----------   ----------

 Net change in unrealized
   appreciation (depreciation) of
   investments.........................     (714,718)      62,115,735     3,616,119     (459,157)    24,348,871    1,055,188
                                           ---------      -----------    ----------   ----------    -----------   ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS.................     (435,736)      56,628,569     4,314,953    6,857,732     36,169,335    2,728,409
                                           ---------      -----------    ----------   ----------    -----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.............    $ 103,406      $63,531,685    $4,478,357   $7,067,255    $36,672,760   $3,161,433
                                           =========      ===========    ==========   ==========    ===========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                 EQ/MFS
                                              INTERNATIONAL  EQ/MID CAP  EQ/MONEY EQ/PIMCO ULTRA EQ/QUALITY    EQ/SMALL
                                                 GROWTH*       INDEX*    MARKET*   SHORT BOND*   BOND PLUS* COMPANY INDEX*
                                              ------------- -----------  -------- -------------- ---------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.............  $   376,950  $ 1,367,420  $619,077    $424,466    $ 554,527   $ 1,005,915
 Expenses:
   Asset-based charges.......................      103,707      424,982   617,183      86,075      199,306       205,995
                                               -----------  -----------  --------    --------    ---------   -----------

NET INVESTMENT INCOME (LOSS).................      273,243      942,438     1,894     338,391      355,221       799,920
                                               -----------  -----------  --------    --------    ---------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments...    1,299,190    7,654,101     1,093      (4,530)    (558,474)    2,300,530
   Net realized gain distribution from the
    Portfolios...............................    1,703,344   13,150,284     3,021          --           --     7,332,338
                                               -----------  -----------  --------    --------    ---------   -----------
 Net realized gain (loss)....................    3,002,534   20,804,385     4,114      (4,530)    (558,474)    9,632,868
                                               -----------  -----------  --------    --------    ---------   -----------

 Net change in unrealized appreciation
   (depreciation) of investments.............    8,871,531     (921,700)      632     180,974      701,106     1,718,087
                                               -----------  -----------  --------    --------    ---------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.................................   11,874,065   19,882,685     4,746     176,444      142,632    11,350,955
                                               -----------  -----------  --------    --------    ---------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...................  $12,147,308  $20,825,123  $  6,640    $514,835    $ 497,853   $12,150,875
                                               ===========  ===========  ========    ========    =========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                                FIDELITY(R) VIP                                 FIDELITY(R) VIP
                                      EQ/T. ROWE                ASSET MANAGER:  FIDELITY(R) VIP FIDELITY(R) VIP   GOVERNMENT
                                     PRICE GROWTH EQ/UBS GROWTH     GROWTH       CONTRAFUND(R)   EQUITY-INCOME   MONEY MARKET
                                        STOCK*      & INCOME*      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                     ------------ ------------- --------------- --------------- --------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.... $        --   $   42,467      $ 15,860       $   759,920      $ 26,477         $6,057
 Expenses:
   Asset-based charges..............     287,380       49,727            --           368,250            --             --
                                     -----------   ----------      --------       -----------      --------         ------

NET INVESTMENT INCOME (LOSS)........    (287,380)      (7,260)       15,860           391,670        26,477          6,057
                                     -----------   ----------      --------       -----------      --------         ------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................   5,616,951      308,550        19,058           834,290        (3,246)            --
   Net realized gain distribution
    from the Portfolios.............   8,907,698      960,210       191,876         5,202,424        37,033             --
                                     -----------   ----------      --------       -----------      --------         ------
 Net realized gain (loss)...........  14,524,649    1,268,760       210,934         6,036,714        33,787             --
                                     -----------   ----------      --------       -----------      --------         ------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................  12,054,306    1,320,196        26,312        11,806,589       149,822             --
                                     -----------   ----------      --------       -----------      --------         ------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............  26,578,955    2,588,956       237,246        17,843,303       183,609             --
                                     -----------   ----------      --------       -----------      --------         ------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS... $26,291,575   $2,581,696      $253,106       $18,234,973      $210,086         $6,057
                                     ===========   ==========      ========       ===========      ========         ======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                             FIDELITY(R) VIP                 FIDELITY(R) VIP                                     FIDELITY(R) VIP
                                GROWTH &     FIDELITY(R) VIP   INVESTMENT                        FIDELITY(R) VIP      VALUE
                                 INCOME        HIGH INCOME     GRADE BOND    FIDELITY(R) VIP MID      VALUE        STRATEGIES
                                PORTFOLIO       PORTFOLIO       PORTFOLIO       CAP PORTFOLIO       PORTFOLIO       PORTFOLIO
                             --------------- --------------- --------------- ------------------- --------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios..............   $  104,111       $193,518        $370,838         $  138,534         $  8,342        $  5,354
 Expenses:
   Asset-based charges......       22,315             --              --             48,495               --              --
                               ----------       --------        --------         ----------         --------        --------

NET INVESTMENT INCOME
 (LOSS).....................       81,796        193,518         370,838             90,039            8,342           5,354
                               ----------       --------        --------         ----------         --------        --------

NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain
    (loss) on investments...      224,308        (41,290)        111,233            154,360           23,799          (1,367)
   Net realized gain
    distribution from the
    Portfolios..............      234,707             --         102,520          1,176,604           21,142          87,148
                               ----------       --------        --------         ----------         --------        --------
 Net realized gain (loss)...      459,015        (41,290)        213,753          1,330,964           44,941          85,781
                               ----------       --------        --------         ----------         --------        --------

 Net change in unrealized
   appreciation
   (depreciation) of
   investments..............      950,418         96,590         209,639          3,659,520           59,005         (21,373)
                               ----------       --------        --------         ----------         --------        --------

NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS................    1,409,433         55,300         423,392          4,990,484          103,946          64,408
                               ----------       --------        --------         ----------         --------        --------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS.................   $1,491,229       $248,818        $794,230         $5,080,523         $112,288        $ 69,762
                               ==========       ========        ========         ==========         ========        ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                        FRANKLIN    FRANKLIN RISING FRANKLIN SMALL    FRANKLIN     GOLDMAN SACHS INVESCO V.I.
                                      MUTUAL SHARES  DIVIDENDS VIP  CAP VALUE VIP     STRATEGIC     VIT MID CAP   DIVERSIFIED
                                        VIP FUND         FUND            FUND      INCOME VIP FUND  VALUE FUND   DIVIDEND FUND
                                      ------------- --------------- -------------- --------------- ------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.....   $246,135      $   830,116     $   58,113     $  950,535     $   60,569    $  209,275
 Expenses:
   Asset-based charges...............     20,479          156,010         27,483         74,604         26,477            --
                                        --------      -----------     ----------     ----------     ----------    ----------

NET INVESTMENT INCOME (LOSS).........    225,656          674,106         30,630        875,931         34,092       209,275
                                        --------      -----------     ----------     ----------     ----------    ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments......................    187,875          599,928       (119,565)      (588,707)      (237,903)      411,548
   Net realized gain distribution
    from the Portfolios..............    446,360        1,977,252        794,802             --        685,996       481,551
                                        --------      -----------     ----------     ----------     ----------    ----------
 Net realized gain (loss)............    634,235        2,577,180        675,237       (588,707)       448,093       893,099
                                        --------      -----------     ----------     ----------     ----------    ----------

 Net change in unrealized
   appreciation (depreciation) of
   investments.......................     (6,575)       6,998,674        424,449      1,076,759        733,455        15,062
                                        --------      -----------     ----------     ----------     ----------    ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS...............    627,660        9,575,854      1,099,686        488,052      1,181,548       908,161
                                        --------      -----------     ----------     ----------     ----------    ----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS....   $853,316      $10,249,960     $1,130,316     $1,363,983     $1,215,640    $1,117,436
                                        ========      ===========     ==========     ==========     ==========    ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                       INVESCO V.I. INVESCO V.I.  INVESCO V.I. MID INVESCO V.I.
                                       GLOBAL REAL  INTERNATIONAL     CAP CORE      SMALL CAP   IVY VIP DIVIDEND
                                       ESTATE FUND   GROWTH FUND    EQUITY FUND    EQUITY FUND   OPPORTUNITIES   IVY VIP ENERGY
                                       ------------ ------------- ---------------- ------------ ---------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......  $1,111,703   $  443,302       $ 11,003       $     --       $ 10,139      $   112,760
 Expenses:
   Asset-based charges................      74,991       62,745          8,838         10,054             --           46,207
                                        ----------   ----------       --------       --------       --------      -----------

NET INVESTMENT INCOME (LOSS)..........   1,036,712      380,557          2,165        (10,054)        10,139           66,553
                                        ----------   ----------       --------       --------       --------      -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.......................     254,401      887,652        (36,299)       (70,319)        10,771       (1,327,966)
   Net realized gain distribution
    from the Portfolios...............     605,723           --         72,436        241,210         26,181               --
                                        ----------   ----------       --------       --------       --------      -----------
 Net realized gain (loss).............     860,124      887,652         36,137        170,891         36,952       (1,327,966)
                                        ----------   ----------       --------       --------       --------      -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments........................   2,415,867    5,539,640        430,480        482,329         85,655       (1,852,941)
                                        ----------   ----------       --------       --------       --------      -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS................   3,275,991    6,427,292        466,617        653,220        122,607       (3,180,907)
                                        ----------   ----------       --------       --------       --------      -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS.....  $4,312,703   $6,807,849       $468,782       $643,166       $132,746      $(3,114,354)
                                        ==========   ==========       ========       ========       ========      ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                                                                     LAZARD
                                                                                                   RETIREMENT      MFS(R)
                                                                   IVY VIP SCIENCE                  EMERGING    INTERNATIONAL
                                      IVY VIP HIGH IVY VIP MID CAP       AND       IVY VIP SMALL MARKETS EQUITY     VALUE
                                         INCOME        GROWTH        TECHNOLOGY     CAP GROWTH     PORTFOLIO      PORTFOLIO
                                      ------------ --------------- --------------- ------------- -------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.....  $1,699,652    $       --      $       --     $       --    $ 1,091,736    $ 1,238,122
 Expenses:
   Asset-based charges...............      60,608        65,118          55,927         23,455        113,984        199,786
                                       ----------    ----------      ----------     ----------    -----------    -----------

NET INVESTMENT INCOME (LOSS).........   1,639,044       (65,118)        (55,927)       (23,455)       977,752      1,038,336
                                       ----------    ----------      ----------     ----------    -----------    -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments......................    (243,257)      418,209         574,569       (126,914)     1,859,951      2,867,199
   Net realized gain distribution
    from the Portfolios..............          --       843,406       2,405,827        234,118             --         90,270
                                       ----------    ----------      ----------     ----------    -----------    -----------
 Net realized gain (loss)............    (243,257)    1,261,615       2,980,396        107,204      1,859,951      2,957,469
                                       ----------    ----------      ----------     ----------    -----------    -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments.......................     520,815     5,684,352       4,359,672      2,025,126     10,959,347     17,111,049
                                       ----------    ----------      ----------     ----------    -----------    -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS...............     277,558     6,945,967       7,340,068      2,132,330     12,819,298     20,068,518
                                       ----------    ----------      ----------     ----------    -----------    -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS....  $1,916,602    $6,880,849      $7,284,141     $2,108,875    $13,797,050    $21,106,854
                                       ==========    ==========      ==========     ==========    ===========    ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                          MFS(R)
                                                       MASSACHUSETTS
                                                         INVESTORS                    MULTIMANAGER               MULTIMANAGER
                                      MFS(R) INVESTORS GROWTH STOCK  MFS(R) UTILITIES  AGGRESSIVE   MULTIMANAGER   MID CAP
                                        TRUST SERIES     PORTFOLIO        SERIES        EQUITY*      CORE BOND*    GROWTH*
                                      ---------------- ------------- ---------------- ------------  ------------ ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.....     $ 18,789      $   17,092       $ 93,254     $    658,665  $ 1,364,164   $       --
 Expenses:
   Asset-based charges...............        9,072          10,736             --        2,254,528      167,580       75,591
                                          --------      ----------       --------     ------------  -----------   ----------

NET INVESTMENT INCOME (LOSS).........        9,717           6,356         93,254       (1,595,863)   1,196,584      (75,591)
                                          --------      ----------       --------     ------------  -----------   ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments......................       26,937           3,113        (94,410)      19,467,828   (1,016,350)    (320,175)
   Net realized gain distribution
    from the Portfolios..............      134,637         213,559             --               --           --    2,212,944
                                          --------      ----------       --------     ------------  -----------   ----------
 Net realized gain (loss)............      161,574         216,672        (94,410)      19,467,828   (1,016,350)   1,892,769
                                          --------      ----------       --------     ------------  -----------   ----------

 Net change in unrealized
   appreciation (depreciation) of
   investments.......................      484,584         790,808        314,357       90,566,246    1,627,190    4,700,332
                                          --------      ----------       --------     ------------  -----------   ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS...............      646,158       1,007,480        219,947      110,034,074      610,840    6,593,101
                                          --------      ----------       --------     ------------  -----------   ----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS....     $655,875      $1,013,836       $313,201     $108,438,211  $ 1,807,424   $6,517,510
                                          ========      ==========       ========     ============  ===========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                                                   PIMCO
                                                                               COMMODITYREAL
                                                                     NATURAL     RETURN(R)   PIMCO REAL PIMCO TOTAL
                                         MULTIMANAGER  MULTIMANAGER RESOURCES    STRATEGY      RETURN     RETURN
                                        MID CAP VALUE* TECHNOLOGY*  PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO
                                        -------------- ------------ ---------  ------------- ---------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.......  $   307,715   $     4,663  $      --   $ 1,058,739  $ 537,419  $1,182,994
 Expenses:
   Asset-based charges.................      160,655       434,997         --        16,255     43,289     153,668
                                         -----------   -----------  ---------   -----------  ---------  ----------

NET INVESTMENT INCOME (LOSS)...........      147,060      (430,334)        --     1,042,484    494,130   1,029,326
                                         -----------   -----------  ---------   -----------  ---------  ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments........................    5,540,659     6,457,720    314,388    (1,020,101)  (439,868)   (550,180)
   Net realized gain distribution
    from the Portfolios................           --     9,900,435         --            --         --          --
                                         -----------   -----------  ---------   -----------  ---------  ----------
 Net realized gain (loss)..............    5,540,659    16,358,155    314,388    (1,020,101)  (439,868)   (550,180)
                                         -----------   -----------  ---------   -----------  ---------  ----------

 Net change in unrealized
   appreciation (depreciation) of
   investments.........................   (2,234,798)   19,494,100   (382,799)      202,280    742,968   2,218,288
                                         -----------   -----------  ---------   -----------  ---------  ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS.................    3,305,861    35,852,255    (68,411)     (817,821)   303,100   1,668,108
                                         -----------   -----------  ---------   -----------  ---------  ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.............  $ 3,452,921   $35,421,921  $ (68,411)  $   224,663  $ 797,230  $2,697,434
                                         ===========   ===========  =========   ===========  =========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                         T. ROWE PRICE
                                          T. ROWE PRICE      HEALTH
                                          EQUITY INCOME     SCIENCES    TARGET 2015 TARGET 2025 TARGET 2035 TARGET 2045
                                          PORTFOLIO - II PORTFOLIO - II ALLOCATION* ALLOCATION* ALLOCATION* ALLOCATION*
                                          -------------- -------------- ----------- ----------- ----------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........   $  202,659     $       --    $ 24,923    $102,366    $ 42,630    $ 23,518
 Expenses:
   Asset-based charges...................       35,136             --          --       6,486       2,063         305
                                            ----------     ----------    --------    --------    --------    --------

NET INVESTMENT INCOME (LOSS).............      167,523             --      24,923      95,880      40,567      23,213
                                            ----------     ----------    --------    --------    --------    --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................      315,458        162,643      26,268      75,888      31,591      34,871
   Net realized gain distribution from
    the Portfolios.......................    1,315,483        268,149      47,444          --          --          --
                                            ----------     ----------    --------    --------    --------    --------
 Net realized gain (loss)................    1,630,941        430,792      73,712      75,888      31,591      34,871
                                            ----------     ----------    --------    --------    --------    --------

 Net change in unrealized appreciation
   (depreciation) of investments.........      134,619        969,308      74,452     602,049     308,373     176,698
                                            ----------     ----------    --------    --------    --------    --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................    1,765,560      1,400,100     148,164     677,937     339,964     211,569
                                            ----------     ----------    --------    --------    --------    --------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............   $1,933,083     $1,400,100    $173,087    $773,817    $380,531    $234,782
                                            ==========     ==========    ========    ========    ========    ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                           TEMPLETON                                          VANGUARD
                                                          DEVELOPING   TEMPLETON  TEMPLETON  VANECK VIP  VARIABLE INSURANCE
                                              TARGET 2055 MARKETS VIP GLOBAL BOND GROWTH VIP GLOBAL HARD FUND - EQUITY INDEX
                                              ALLOCATION*    FUND      VIP FUND      FUND    ASSETS FUND      PORTFOLIO
                                              ----------- ----------- ----------- ---------- ----------- -------------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.............   $ 7,897   $  127,845  $       --   $ 79,397   $      --      $  140,531
 Expenses:
   Asset-based charges.......................       289       26,126      82,617     12,609      25,308          47,431
                                                -------   ----------  ----------   --------   ---------      ----------

NET INVESTMENT INCOME (LOSS).................     7,608      101,719     (82,617)    66,788     (25,308)         93,100
                                                -------   ----------  ----------   --------   ---------      ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments...    12,353        4,178    (707,906)   (35,835)   (542,822)        550,033
   Net realized gain distribution from the
    Portfolios...............................        --           --     141,185         --          --         240,028
                                                -------   ----------  ----------   --------   ---------      ----------
 Net realized gain (loss)....................    12,353        4,178    (566,721)   (35,835)   (542,822)        790,061
                                                -------   ----------  ----------   --------   ---------      ----------

 Net change in unrealized appreciation
   (depreciation) of investments.............    70,907    4,129,479   1,332,521    790,464     284,049         625,587
                                                -------   ----------  ----------   --------   ---------      ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.................................    83,260    4,133,657     765,800    754,629    (258,773)      1,415,648
                                                -------   ----------  ----------   --------   ---------      ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...................   $90,868   $4,235,376  $  683,183   $821,417   $(284,081)     $1,508,748
                                                =======   ==========  ==========   ========   =========      ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                                   1290 VT
                                                                                                 DOUBLELINE
                                                   1290 VT CONVERTIBLE    1290 VT DOUBLELINE    OPPORTUNISTIC
                                                    SECURITIES*(A)       DYNAMIC ALLOCATION*      BOND*(B)
                                                   ------------------  -----------------------  -------------
                                                     2017      2016        2017        2016         2017
                                                   --------   ------   -----------  ----------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $ 14,184   $  317   $    63,423  $  133,365    $  3,325
 Net realized gain (loss).........................   15,721        6       612,239      54,196         141
 Net change in unrealized appreciation
   (depreciation) of investments..................  (19,816)     (51)      314,599     522,235      (2,459)
                                                   --------   ------   -----------  ----------    --------

 Net increase (decrease) in net assets resulting
   from operations................................   10,089      272       990,261     709,796       1,007
                                                   --------   ------   -----------  ----------    --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   22,985      607     2,164,531   2,399,901      13,745
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  571,621    8,392       479,653   1,166,452     187,672
 Redemptions for contract benefits and
   terminations...................................       --       --       (42,259)    (46,021)         --
 Contract maintenance charges.....................   (8,900)    (545)     (776,878)   (634,530)     (2,463)
                                                   --------   ------   -----------  ----------    --------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............  585,706    8,454     1,825,047   2,885,802     198,954
                                                   --------   ------   -----------  ----------    --------
NET INCREASE (DECREASE) IN NET ASSETS.............  595,795    8,726     2,815,308   3,595,598     199,961
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........    8,726       --     9,492,141   5,896,543          --
                                                   --------   ------   -----------  ----------    --------

NET ASSETS -- END OF YEAR OR PERIOD............... $604,521   $8,726   $12,307,449  $9,492,141    $199,961
                                                   ========   ======   ===========  ==========    ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 20, 2016.
(b)Units were made available on May 19, 2017.

                                    FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                             1290 VT GAMCO MERGERS       1290 VT GAMCO SMALL
                                                  1290 VT EQUITY INCOME*        & ACQUISITIONS*            COMPANY VALUE*
                                                 ------------------------  ------------------------  --------------------------
                                                     2017         2016         2017         2016         2017          2016
                                                 -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................... $   312,075  $   333,159  $    (9,548) $   (33,777) $    748,534  $    438,779
 Net realized gain (loss).......................   1,603,780    2,128,844      892,978      815,427    20,994,949    11,497,248
 Net change in unrealized appreciation
   (depreciation) of investments................   1,166,705     (102,790)       3,765      253,253     5,308,912    20,499,239
                                                 -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations....................   3,082,560    2,359,213      887,195    1,034,903    27,052,395    32,435,266
                                                 -----------  -----------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........   1,314,128    1,477,442    1,446,603    1,262,912    14,715,495    13,144,702
 Transfers between Variable Investment Options
   including guaranteed interest account, net...    (409,866)    (984,626)    (163,664)    (962,796)   (5,116,218)   (6,071,993)
 Redemptions for contract benefits and
   terminations.................................    (647,739)    (828,709)    (370,720)    (401,048)   (5,818,950)   (4,766,318)
 Contract maintenance charges...................    (728,372)    (762,224)    (462,204)    (496,212)   (5,980,113)   (5,816,422)
                                                 -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners transactions...    (471,849)  (1,098,117)     450,015     (597,144)   (2,199,786)   (3,510,031)
                                                 -----------  -----------  -----------  -----------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS...........   2,610,711    1,261,096    1,337,210      437,759    24,852,609    28,925,235
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......  20,040,559   18,779,463   14,854,786   14,417,027   172,874,140   143,948,905
                                                 -----------  -----------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............. $22,651,270  $20,040,559  $16,191,996  $14,854,786  $197,726,749  $172,874,140
                                                 ===========  ===========  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                         1290 VT SMARTBETA     1290 VT SOCIALLY             ALL ASSET
                                                            EQUITY*(A)           RESPONSIBLE*           GROWTH-ALT 20*(C)
                                                        ------------------  ----------------------  ------------------------
                                                          2017      2016       2017        2016         2017         2016
                                                        --------  --------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).......................... $  6,663  $    902  $   22,629  $   23,204  $   370,223  $   224,868
 Net realized gain (loss)..............................   22,537      (146)    601,202     144,467      834,875      446,113
 Net change in unrealized appreciation (depreciation)
   of investments......................................   44,110      (387)    (28,706)     74,433    2,422,878    1,046,339
                                                        --------  --------  ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations..........................................   73,310       369     595,125     242,104    3,627,976    1,717,320
                                                        --------  --------  ----------  ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................   76,181   146,022     204,225     182,500    4,217,718    2,820,457
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........  296,031    38,607     235,718     509,706    3,884,575     (926,044)
 Redemptions for contract benefits and terminations....   (7,598)       --     (54,567)   (166,029)  (1,123,996)    (372,208)
 Contract maintenance charges..........................  (20,971)   (3,851)    (99,583)    (97,511)  (1,370,437)  (1,060,367)
                                                        --------  --------  ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................  343,643   180,778     285,793     428,666    5,607,860      461,838
                                                        --------  --------  ----------  ----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS..................  416,953   181,147     880,918     670,770    9,235,836    2,179,158
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............  181,147        --   2,640,753   1,969,983   19,692,799   17,513,641
                                                        --------  --------  ----------  ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD.................... $598,100  $181,147  $3,521,671  $2,640,753  $28,928,635  $19,692,799
                                                        ========  ========  ==========  ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 20, 2016.
(c)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 25 due to a merger on May 19, 2017.

                                    FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                 AMERICAN FUNDS
                                                                               INSURANCE SERIES(R)        AMERICAN FUNDS
                                                      AMERICAN CENTURY VP         GLOBAL SMALL       INSURANCE SERIES(R) NEW
                                                      MID CAP VALUE FUND     CAPITALIZATION FUND/SM/      WORLD FUND(R)
                                                   ------------------------  ----------------------  -----------------------
                                                       2017         2016        2017        2016         2017        2016
                                                   -----------  -----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   604,240  $   533,716  $   11,123  $   (2,520) $    72,376  $   34,520
 Net realized gain (loss).........................   2,713,909    2,816,010    (177,465)    439,765       41,899    (421,874)
 Net change in unrealized appreciation
   (depreciation) of investments..................   2,309,587    5,253,661   1,384,139    (347,616)   2,374,832     721,997
                                                   -----------  -----------  ----------  ----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................   5,627,736    8,603,387   1,217,797      89,629    2,489,107     334,643
                                                   -----------  -----------  ----------  ----------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   4,836,775    4,019,716     864,377     799,536    1,605,340   1,549,169
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  (2,983,959)   6,669,097   1,467,288     (24,235)   1,208,476     566,069
 Redemptions for contract benefits and
   terminations...................................  (1,213,027)  (1,051,933)   (113,887)   (172,649)     (76,397)   (317,722)
 Contract maintenance charges.....................  (1,453,077)  (1,164,862)   (186,450)   (175,699)    (374,039)   (305,618)
                                                   -----------  -----------  ----------  ----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    (813,288)   8,472,018   2,031,328     426,953    2,363,380   1,491,898
                                                   -----------  -----------  ----------  ----------  -----------  ----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP...........          --           --          --          --           --         101
                                                   -----------  -----------  ----------  ----------  -----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS.............   4,814,448   17,075,405   3,249,125     516,582    4,852,487   1,826,642
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  50,922,234   33,846,829   4,107,319   3,590,737    7,858,144   6,031,502
                                                   -----------  -----------  ----------  ----------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $55,736,682  $50,922,234  $7,356,444  $4,107,319  $12,710,631  $7,858,144
                                                   ===========  ===========  ==========  ==========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                           AXA 400 MANAGED         AXA 500 MANAGED        AXA 2000 MANAGED
                                                             VOLATILITY*             VOLATILITY*             VOLATILITY*
                                                       ----------------------  ----------------------  ----------------------
                                                          2017        2016        2017        2016        2017        2016
                                                       ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)......................... $   24,791  $   19,855  $   78,318  $   61,127  $   20,351  $   14,551
 Net realized gain (loss).............................    525,871     229,251     386,416     223,172     327,501      64,440
 Net change in unrealized appreciation (depreciation)
   of investments.....................................    136,239     366,181   1,023,722     376,254     146,767     450,055
                                                       ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations.........................................    686,901     615,287   1,488,456     660,553     494,619     529,046
                                                       ----------  ----------  ----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners................    386,328     289,871   1,030,494     593,924     396,055     338,614
 Transfers between Variable Investment Options
   including guaranteed interest account, net.........    390,864     517,998     983,229     512,631     544,488     340,679
 Redemptions for contract benefits and terminations...    (97,331)   (168,916)   (256,066)   (230,688)    (90,180)    (70,223)
 Contract maintenance charges.........................   (199,662)   (168,540)   (390,590)   (329,444)   (154,578)   (132,706)
                                                       ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions........................    480,199     470,413   1,367,067     546,423     695,785     476,364
                                                       ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP...................         --          15          --          10          --           5
                                                       ----------  ----------  ----------  ----------  ----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS.................  1,167,100   1,085,715   2,855,523   1,206,986   1,190,404   1,005,415
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.............  4,245,720   3,160,005   6,887,041   5,680,055   3,289,364   2,283,949
                                                       ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD................... $5,412,820  $4,245,720  $9,742,564  $6,887,041  $4,479,768  $3,289,364
                                                       ==========  ==========  ==========  ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                      AXA AGGRESSIVE                                      AXA CONSERVATIVE
                                                        ALLOCATION*          AXA BALANCED STRATEGY*          ALLOCATION*
                                                --------------------------  ------------------------  ------------------------
                                                    2017          2016          2017         2016         2017         2016
                                                ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $  1,959,042  $  1,021,742  $   453,939  $   233,093  $   223,213  $   193,150
 Net realized gain (loss)......................    7,663,915     7,911,077      611,887      503,223      639,878      271,069
 Net change in unrealized appreciation
   (depreciation) of investments...............   15,671,433     2,182,227    1,889,026      792,298      510,514      360,876
                                                ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations...................   25,294,390    11,115,046    2,954,852    1,528,614    1,373,605      825,095
                                                ------------  ------------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........    9,347,431     9,864,911    6,324,025    6,689,508    2,307,432    2,309,727
 Transfers between Variable Investment Options
   including guaranteed interest account, net..   (2,743,640)   (6,379,303)   2,576,437   (1,036,578)  (2,239,253)    (513,165)
 Redemptions for contract benefits and
   terminations................................   (6,733,933)   (6,325,982)    (409,625)  (1,088,440)  (2,283,420)  (1,811,762)
 Contract maintenance charges..................   (5,688,391)   (6,222,434)  (2,677,758)  (2,488,219)  (2,122,093)  (2,279,038)
                                                ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..   (5,818,533)   (9,062,808)   5,813,079    2,076,271   (4,337,334)  (2,294,238)
                                                ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP........      (31,623)           --           --       14,500           --           --
                                                ------------  ------------  -----------  -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS..........   19,444,234     2,052,238    8,767,931    3,619,385   (2,963,729)  (1,469,143)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  136,873,628   134,821,390   27,826,342   24,206,957   31,589,202   33,058,345
                                                ------------  ------------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............ $156,317,862  $136,873,628  $36,594,273  $27,826,342  $28,625,473  $31,589,202
                                                ============  ============  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                      AXA CONSERVATIVE        AXA CONSERVATIVE       AXA CONSERVATIVE-PLUS
                                                      GROWTH STRATEGY*            STRATEGY*               ALLOCATION*
                                                   ----------------------  ----------------------  ------------------------
                                                      2017        2016        2017        2016         2017         2016
                                                   ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   88,733  $   52,413  $   27,652  $   22,659  $   309,086  $   211,365
 Net realized gain (loss).........................    166,986      80,088      60,286      14,809    1,183,492      829,567
 Net change in unrealized appreciation
   (depreciation) of investments..................    270,462     148,605      25,697      34,505    1,119,606      484,464
                                                   ----------  ----------  ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................    526,181     281,106     113,635      71,973    2,612,184    1,525,396
                                                   ----------  ----------  ----------  ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............  1,206,742   1,093,064     456,114     500,004    3,410,318    2,586,697
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    476,425     (60,827)   (355,590)     71,818     (207,373)     184,299
 Redemptions for contract benefits and
   terminations...................................   (331,042)   (131,887)   (100,328)     (5,164)  (2,659,574)  (1,941,637)
 Contract maintenance charges.....................   (601,525)   (558,367)   (263,328)   (259,962)  (2,465,048)  (2,456,452)
                                                   ----------  ----------  ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    750,600     341,983    (263,132)    306,696   (1,921,677)  (1,627,093)
                                                   ----------  ----------  ----------  ----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP...........         --          --          --          --       74,999           --
                                                   ----------  ----------  ----------  ----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS.............  1,276,781     623,089    (149,497)    378,669      765,506     (101,697)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  6,162,245   5,539,156   2,805,435   2,426,766   31,905,594   32,007,291
                                                   ----------  ----------  ----------  ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $7,439,026  $6,162,245  $2,655,938  $2,805,435  $32,671,100  $31,905,594
                                                   ==========  ==========  ==========  ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                      AXA GLOBAL EQUITY                                 AXA INTERNATIONAL CORE
                                                     MANAGED VOLATILITY*       AXA GROWTH STRATEGY*       MANAGED VOLATILITY*
                                                 --------------------------  ------------------------  ------------------------
                                                     2017          2016          2017         2016         2017         2016
                                                 ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................... $  1,015,237  $    731,156  $   882,830  $   451,368  $   824,176  $    (3,638)
 Net realized gain (loss).......................    4,468,932     2,379,123      971,201      956,018      786,097     (283,756)
 Net change in unrealized appreciation
   (depreciation) of investments................   26,555,167     2,017,317    5,354,237    2,295,592   12,137,220      314,892
                                                 ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations....................   32,039,336     5,127,596    7,208,268    3,702,978   13,747,493       27,498
                                                 ------------  ------------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........    6,738,265     7,372,294   10,223,898    9,991,781    2,991,332    5,875,954
 Transfers between Variable Investment Options
   including guaranteed interest account, net...   (6,578,272)   (7,713,908)    (625,154)    (853,513)  (6,727,082)  (1,522,348)
 Redemptions for contract benefits and
   terminations.................................   (8,091,897)   (6,590,312)  (1,160,377)  (1,639,065)  (2,644,300)  (1,718,904)
 Contract maintenance charges...................   (5,858,570)   (6,420,841)  (3,772,921)  (3,649,848)  (2,463,324)  (4,689,766)
                                                 ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions...  (13,790,474)  (13,352,767)   4,665,446    3,849,355   (8,843,374)  (2,055,064)
                                                 ------------  ------------  -----------  -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS...........   18,248,862    (8,225,171)  11,873,714    7,552,333    4,904,119   (2,027,566)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......  130,329,185   138,554,356   50,167,349   42,615,016   58,423,982   60,451,548
                                                 ------------  ------------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............. $148,578,047  $130,329,185  $62,041,063  $50,167,349  $63,328,101  $58,423,982
                                                 ============  ============  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                      AXA INTERNATIONAL     AXA INTERNATIONAL VALUE     AXA LARGE CAP CORE
                                                     MANAGED VOLATILITY*      MANAGED VOLATILITY*       MANAGED VOLATILITY*
                                                   ----------------------  ------------------------  ------------------------
                                                      2017        2016         2017         2016         2017         2016
                                                   ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   62,830  $   25,470  $ 1,270,298  $    96,419  $   240,962  $   243,569
 Net realized gain (loss).........................     36,065     (55,007)     869,487     (566,385)   3,065,377      991,539
 Net change in unrealized appreciation
   (depreciation) of investments..................    503,911      77,659   14,475,642      714,364    2,433,165    1,240,905
                                                   ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................    602,806      48,122   16,615,427      244,398    5,739,504    2,476,013
                                                   ----------  ----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............    322,549     258,850    4,590,922    4,989,132    1,068,994      982,906
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    435,035     324,631   (2,152,559)  (1,294,986)    (696,150)    (473,431)
 Redemptions for contract benefits and
   terminations...................................    (83,371)    (58,568)  (4,754,791)  (3,479,513)  (1,019,355)    (764,867)
 Contract maintenance charges.....................   (105,347)    (94,528)  (4,025,456)  (4,277,256)  (1,139,899)  (1,222,377)
                                                   ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    568,866     430,385   (6,341,884)  (4,062,623)  (1,786,410)  (1,477,769)
                                                   ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP...........         --          (6)          --           --           --           --
                                                   ----------  ----------  -----------  -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS.............  1,171,672     478,501   10,273,543   (3,818,225)   3,953,094      998,244
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  2,386,065   1,907,564   74,769,851   78,588,076   27,205,650   26,207,406
                                                   ----------  ----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $3,557,737  $2,386,065  $85,043,394  $74,769,851  $31,158,744  $27,205,650
                                                   ==========  ==========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                AXA LARGE CAP GROWTH         AXA LARGE CAP VALUE          AXA MID CAP VALUE
                                                 MANAGED VOLATILITY*         MANAGED VOLATILITY*         MANAGED VOLATILITY*
                                             --------------------------  --------------------------  --------------------------
                                                 2017          2016          2017          2016          2017          2016
                                             ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............... $    166,666  $    324,849  $  4,232,495  $  4,569,778  $  1,330,515  $  1,576,295
 Net realized gain (loss)...................   33,443,063    18,652,326     7,411,354     3,020,639    24,257,383     9,980,366
 Net change in unrealized appreciation
   (depreciation) of investments............   30,503,643    (7,823,777)   38,606,026    44,657,644    (1,880,050)   19,837,733
                                             ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations................   64,113,372    11,153,398    50,249,875    52,248,061    23,707,848    31,394,394
                                             ------------  ------------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......   11,169,949    11,705,743    18,993,249    20,649,462     8,907,612     9,864,488
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net.............................   (8,156,800)   (8,359,992)   (8,782,703)  (15,052,188)   (5,021,819)   (8,142,837)
 Redemptions for contract benefits and
   terminations.............................  (13,253,721)  (11,398,675)  (19,995,812)  (19,914,582)  (10,991,520)  (10,334,986)
 Contract maintenance charges...............  (10,719,628)  (11,361,414)  (19,831,032)  (21,134,859)   (8,824,427)   (9,349,903)
                                             ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.............................  (20,960,200)  (19,414,338)  (29,616,298)  (35,452,167)  (15,930,154)  (17,963,238)
                                             ------------  ------------  ------------  ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS.......   43,153,172    (8,260,940)   20,633,577    16,795,894     7,777,694    13,431,156
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...  232,451,405   240,712,345   395,095,789   378,299,895   208,488,324   195,057,168
                                             ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......... $275,604,577  $232,451,405  $415,729,366  $395,095,789  $216,266,018  $208,488,324
                                             ============  ============  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                    AXA MODERATE            AXA MODERATE GROWTH          AXA MODERATE-PLUS
                                                     ALLOCATION*                 STRATEGY*                  ALLOCATION*
                                             --------------------------  -------------------------  --------------------------
                                                 2017          2016          2017          2016         2017          2016
                                             ------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............... $  6,420,178  $  3,358,225  $  1,470,661  $   841,738  $  5,326,290  $  2,949,536
 Net realized gain (loss)...................   33,549,894    24,708,791     3,074,565    1,381,169    24,484,759    19,199,584
 Net change in unrealized appreciation
   (depreciation) of investments............   48,787,704    13,432,298     7,055,940    3,978,652    30,250,450     6,017,192
                                             ------------  ------------  ------------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations................   88,757,776    41,499,314    11,601,166    6,201,559    60,061,499    28,166,312
                                             ------------  ------------  ------------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......   51,984,557    54,789,833    16,955,106   18,535,282    30,922,625    33,579,441
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net.............................  (23,439,763)  (25,133,576)   (5,235,210)  (2,080,867)  (13,791,870)  (11,304,807)
 Redemptions for contract benefits and
   terminations.............................  (36,616,401)  (40,504,899)   (2,442,421)  (1,279,426)  (20,035,880)  (19,454,220)
 Contract maintenance charges...............  (59,886,427)  (64,128,120)   (7,871,256)  (7,354,661)  (20,671,747)  (22,400,885)
                                             ------------  ------------  ------------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.............................  (67,958,034)  (74,976,762)    1,406,219    7,820,328   (23,576,872)  (19,580,471)
                                             ------------  ------------  ------------  -----------  ------------  ------------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account FP..       43,284       128,898            --            5            --            --
                                             ------------  ------------  ------------  -----------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS.......   20,843,026   (33,348,550)   13,007,385   14,021,892    36,484,627     8,585,841
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...  876,292,823   909,641,373    96,609,972   82,588,080   421,007,361   412,421,520
                                             ------------  ------------  ------------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......... $897,135,849  $876,292,823  $109,617,357  $96,609,972  $457,491,988  $421,007,361
                                             ============  ============  ============  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                      AXA/AB SMALL CAP         AXA/CLEARBRIDGE LARGE
                                                           GROWTH*                  CAP GROWTH*           AXA/JANUS ENTERPRISE*
                                                 --------------------------  -------------------------  ------------------------
                                                     2017          2016          2017         2016          2017         2016
                                                 ------------  ------------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................... $   (394,694) $   (187,320) $  (142,588) $   (205,482) $  (103,805) $   (99,233)
 Net realized gain (loss).......................   22,599,062    13,801,123    9,128,760    (1,240,073)   4,984,733     (252,818)
 Net change in unrealized appreciation
   (depreciation) of investments................   18,348,882     7,061,831    7,953,886     1,750,647    5,224,000   (1,594,224)
                                                 ------------  ------------  -----------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations....................   40,553,250    20,675,634   16,940,058       305,092   10,104,928   (1,946,275)
                                                 ------------  ------------  -----------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........    7,554,131     7,693,141    4,838,423     5,580,038    2,965,131    3,215,779
 Transfers between Variable Investment Options
   including guaranteed interest account, net...  (11,355,574)   (7,269,008)  (8,298,014)  (11,952,270)  (1,612,821)  (2,221,434)
 Redemptions for contract benefits and
   terminations.................................   (9,198,838)   (7,441,990)  (2,792,529)   (2,298,184)  (1,517,523)  (1,814,801)
 Contract maintenance charges...................   (6,819,518)   (7,212,492)  (2,396,070)   (2,618,096)  (1,712,287)  (1,823,605)
                                                 ------------  ------------  -----------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions...  (19,819,799)  (14,230,349)  (8,648,190)  (11,288,512)  (1,877,500)  (2,644,061)
                                                 ------------  ------------  -----------  ------------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS...........   20,733,451     6,445,285    8,291,868   (10,983,420)   8,227,428   (4,590,336)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......  193,217,741   186,772,456   73,164,202    84,147,622   37,864,359   42,454,695
                                                 ------------  ------------  -----------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............. $213,951,192  $193,217,741  $81,456,070  $ 73,164,202  $46,091,787  $37,864,359
                                                 ============  ============  ===========  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                     AXA/LOOMIS SAYLES         BLACKROCK GLOBAL         CHARTER/SM/ MULTI-
                                                          GROWTH*            ALLOCATION V.I. FUND          SECTOR BOND*
                                                 ------------------------  -----------------------  -------------------------
                                                     2017         2016        2017         2016         2017          2016
                                                 -----------  -----------  ----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................... $   (28,722) $    15,219  $   54,567  $    56,050  $    856,131  $ 1,328,257
 Net realized gain (loss).......................   1,373,698      619,239      72,722     (687,210)   (1,408,166)  (1,311,696)
 Net change in unrealized appreciation
   (depreciation) of investments................   8,459,226    1,089,265     397,048      947,623     1,923,410    2,133,937
                                                 -----------  -----------  ----------  -----------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from operations....................   9,804,202    1,723,723     524,337      316,463     1,371,375    2,150,498
                                                 -----------  -----------  ----------  -----------  ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........   2,117,673    1,933,792     666,077      348,252     5,422,140    7,067,675
 Transfers between Variable Investment Options
   including guaranteed interest account, net...     758,988    2,096,929    (983,013)  (5,288,936)   (7,559,971)  (1,003,558)
 Redemptions for contract benefits and
   terminations.................................    (854,075)  (1,287,250)   (299,739)    (239,295)   (3,686,081)  (4,330,063)
 Contract maintenance charges...................  (1,067,048)    (901,691)    (84,536)     (74,102)   (5,304,390)  (7,168,290)
                                                 -----------  -----------  ----------  -----------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions...     955,538    1,841,780    (701,211)  (5,254,081)  (11,128,302)  (5,434,236)
                                                 -----------  -----------  ----------  -----------  ------------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP.........          --           --          --           --         2,264       20,739
                                                 -----------  -----------  ----------  -----------  ------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS...........  10,759,740    3,565,503    (176,874)  (4,937,618)   (9,754,663)  (3,262,999)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......  28,984,264   25,418,761   4,447,826    9,385,444    83,280,111   86,543,110
                                                 -----------  -----------  ----------  -----------  ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............. $39,744,004  $28,984,264  $4,270,952  $ 4,447,826  $ 73,525,448  $83,280,111
                                                 ===========  ===========  ==========  ===========  ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                        CHARTER/SM/ SMALL CAP     CHARTER/SM/ SMALL CAP   CLEARBRIDGE VARIABLE
                                                               GROWTH*                   VALUE*           MID CAP PORTFOLIO(A)
                                                      ------------------------  ------------------------  -------------------
                                                          2017         2016         2017         2016       2017       2016
                                                      -----------  -----------  -----------  -----------   --------   ------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........................ $   298,879  $   (17,136) $   362,282  $   294,133  $    428    $   14
 Net realized gain (loss)............................     781,569      487,177    1,520,462      923,055    13,485        77
 Net change in unrealized appreciation
   (depreciation) of investments.....................   1,438,055      430,630    1,285,931    4,905,861    (2,667)      345
                                                      -----------  -----------  -----------  -----------   --------   ------

 Net increase (decrease) in net assets resulting
   from operations...................................   2,518,503      900,671    3,168,675    6,123,049    11,246       436
                                                      -----------  -----------  -----------  -----------   --------   ------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners...............     726,971      751,514    1,641,842    1,722,381   172,104     4,750
 Transfers between Variable Investment Options
   including guaranteed interest account, net........     372,115     (760,150)  (1,085,607)  (1,352,837)  133,523        --
 Redemptions for contract benefits and terminations..    (773,700)    (689,337)  (1,373,728)  (1,032,261)       --        --
 Contract maintenance charges........................    (495,505)    (520,025)  (1,438,532)  (1,467,365)   (7,634)      (97)
                                                      -----------  -----------  -----------  -----------   --------   ------

 Net increase (decrease) in net assets resulting
   from contractowners transactions..................    (170,119)  (1,217,998)  (2,256,025)  (2,130,082)  297,993     4,653
                                                      -----------  -----------  -----------  -----------   --------   ------
NET INCREASE (DECREASE) IN NET ASSETS................   2,348,384     (317,327)     912,650    3,992,967   309,239     5,089
NET ASSETS -- BEGINNING OF YEAR OR PERIOD............  10,708,235   11,025,562   30,087,615   26,094,648     5,089        --
                                                      -----------  -----------  -----------  -----------   --------   ------

NET ASSETS -- END OF YEAR OR PERIOD.................. $13,056,619  $10,708,235  $31,000,265  $30,087,615  $314,328    $5,089
                                                      ===========  ===========  ===========  ===========   ========   ======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 20, 2016.

                                    FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                             EQ/BLACKROCK BASIC          EQ/CAPITAL GUARDIAN
                                                VALUE EQUITY*                 RESEARCH*              EQ/COMMON STOCK INDEX*
                                         --------------------------  --------------------------  ------------------------------
                                             2017          2016          2017          2016           2017            2016
                                         ------------  ------------  ------------  ------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  2,192,247  $  2,265,248  $    358,262  $    404,875  $   12,641,999  $   15,468,125
 Net realized gain (loss)...............    9,091,685     8,969,467    12,725,252     5,003,809      64,211,978      44,397,340
 Net change in unrealized appreciation
   (depreciation) of investments........    4,122,849    21,558,832    12,658,249     2,371,198     218,283,989      99,844,784
                                         ------------  ------------  ------------  ------------  --------------  --------------

 Net increase (decrease) in net assets
   resulting from operations............   15,406,781    32,793,547    25,741,763     7,779,882     295,137,966     159,710,249
                                         ------------  ------------  ------------  ------------  --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   13,455,602    12,264,696     4,622,061     4,688,874      70,697,299      71,880,389
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (10,911,779)   (9,860,608)   (1,570,219)   (5,460,916)    (51,553,674)    (40,196,524)
 Redemptions for contract benefits and
   terminations.........................   (8,952,305)   (9,447,006)   (5,124,897)   (5,519,586)    (69,911,005)    (65,894,227)
 Contract maintenance charges...........   (8,332,179)   (8,625,703)   (4,304,592)   (4,485,548)    (78,128,183)    (82,755,800)
                                         ------------  ------------  ------------  ------------  --------------  --------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (14,740,661)  (15,668,621)   (6,377,647)  (10,777,176)   (128,895,563)   (116,966,162)
                                         ------------  ------------  ------------  ------------  --------------  --------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account FP..................           --            --            --            --          22,027          84,995
                                         ------------  ------------  ------------  ------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS...      666,120    17,124,926    19,364,116    (2,997,294)    166,264,430      42,829,082
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  211,968,037   194,843,111   106,082,055   109,079,349   1,558,631,784   1,515,802,702
                                         ------------  ------------  ------------  ------------  --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD..... $212,634,157  $211,968,037  $125,446,171  $106,082,055  $1,724,896,214  $1,558,631,784
                                         ============  ============  ============  ============  ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                    EQ/CORE BOND INDEX*       EQ/EQUITY 500 INDEX*       EQ/GLOBAL BOND PLUS*
                                                 ------------------------  --------------------------  ------------------------
                                                     2017         2016         2017          2016          2017         2016
                                                 -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................... $   652,831  $   654,031  $  9,069,228  $  9,370,757  $   (38,198) $   288,496
 Net realized gain (loss).......................    (105,358)     (70,025)   49,687,094    38,245,368     (373,414)    (241,169)
 Net change in unrealized appreciation
   (depreciation) of investments................     185,629       14,802    94,757,414    27,671,628    1,147,392        2,577
                                                 -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations....................     733,102      598,808   153,513,736    75,287,753      735,780       49,904
                                                 -----------  -----------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........   4,503,364    4,079,275    48,204,371    35,746,673    1,309,930    1,422,649
 Transfers between Variable Investment Options
   including guaranteed interest account, net...     360,121      721,953   (20,196,036)   (3,028,444)     182,494      248,191
 Redemptions for contract benefits and
   terminations.................................  (2,464,337)  (2,225,369)  (36,962,210)  (26,680,569)  (1,291,439)    (659,549)
 Contract maintenance charges...................  (4,247,393)  (2,746,099)  (29,844,695)  (30,825,758)    (910,448)  (1,022,729)
                                                 -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions...  (1,848,245)    (170,240)  (38,798,570)  (24,788,098)    (709,463)     (11,438)
                                                 -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP.........          --           --           491         9,261           --           --
                                                 -----------  -----------  ------------  ------------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS...........  (1,115,143)     428,568   114,715,657    50,508,916       26,317       38,466
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......  52,883,896   52,455,328   761,150,306   710,641,390   17,058,985   17,020,519
                                                 -----------  -----------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............. $51,768,753  $52,883,896  $875,865,963  $761,150,306  $17,085,302  $17,058,985
                                                 ===========  ===========  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                      EQ/INTERMEDIATE        EQ/INTERNATIONAL EQUITY
                                                     GOVERNMENT BOND*                INDEX*              EQ/INVESCO COMSTOCK*
                                                 ------------------------  --------------------------  ------------------------
                                                     2017         2016         2017          2016          2017         2016
                                                 -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................... $   539,142  $   377,082  $  6,903,116  $  6,020,840  $   163,404  $   507,501
 Net realized gain (loss).......................     278,982      693,294    (5,487,166)   (8,440,951)     698,834      467,507
 Net change in unrealized appreciation
   (depreciation) of investments................    (714,718)  (1,010,481)   62,115,735     6,543,078    3,616,119    2,676,230
                                                 -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations....................     103,406       59,895    63,531,685     4,122,967    4,478,357    3,651,238
                                                 -----------  -----------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........   4,539,850    4,609,382    25,286,472    19,831,390    1,730,186    1,824,199
 Transfers between Variable Investment Options
   including guaranteed interest account, net...   3,310,355   10,362,801     6,872,058    (4,503,043)   1,456,913   (4,077,037)
 Redemptions for contract benefits and
   terminations.................................  (5,884,857)  (3,476,343)  (16,662,776)  (14,531,820)    (779,354)    (801,030)
 Contract maintenance charges...................  (4,309,219)  (4,554,261)  (17,153,586)  (17,391,516)    (849,883)    (867,923)
                                                 -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions...  (2,343,871)   6,941,579    (1,657,832)  (16,594,989)   1,557,862   (3,921,791)
                                                 -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP.........         250        5,400            --         4,500           --           --
                                                 -----------  -----------  ------------  ------------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS...........  (2,240,215)   7,006,874    61,873,853   (12,467,522)   6,036,219     (270,553)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......  91,231,993   84,225,119   272,649,731   285,117,253   23,676,882   23,947,435
                                                 -----------  -----------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............. $88,991,778  $91,231,993  $334,523,584  $272,649,731  $29,713,101  $23,676,882
                                                 ===========  ===========  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                    EQ/JPMORGAN VALUE         EQ/LARGE CAP GROWTH        EQ/LARGE CAP VALUE
                                                     OPPORTUNITIES*                 INDEX*                     INDEX*
                                                ------------------------  --------------------------  ------------------------
                                                    2017         2016         2017          2016          2017         2016
                                                -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $   209,523  $   204,187  $    503,425  $    724,859  $   433,024  $   391,871
 Net realized gain (loss)......................   7,316,889    1,942,732    11,820,464    12,720,627    1,673,221    1,452,038
 Net change in unrealized appreciation
   (depreciation) of investments...............    (459,157)   4,210,295    24,348,871    (6,216,885)   1,055,188    1,396,048
                                                -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations...................   7,067,255    6,357,214    36,672,760     7,228,601    3,161,433    3,239,957
                                                -----------  -----------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........   2,518,595    2,227,130     6,754,755     6,727,964    2,030,222    1,784,893
 Transfers between Variable Investment Options
   including guaranteed interest account, net..   6,143,448      920,323    (1,668,287)   (4,192,093)     134,283    1,607,417
 Redemptions for contract benefits and
   terminations................................  (1,589,909)  (1,797,927)   (6,160,623)   (5,400,891)    (362,682)    (579,540)
 Contract maintenance charges..................  (1,702,468)  (1,626,290)   (5,350,864)   (5,478,317)    (819,592)    (784,676)
                                                -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..   5,369,666     (276,764)   (6,425,019)   (8,343,337)     982,231    2,028,094
                                                -----------  -----------  ------------  ------------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS..........  12,436,921    6,080,450    30,247,741    (1,114,736)   4,143,664    5,268,051
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  37,915,916   31,835,466   130,353,435   131,468,171   24,844,546   19,576,495
                                                -----------  -----------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............ $50,352,837  $37,915,916  $160,601,176  $130,353,435  $28,988,210  $24,844,546
                                                ===========  ===========  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                  EQ/MFS INTERNATIONAL
                                                         GROWTH*               EQ/MID CAP INDEX*           EQ/MONEY MARKET*
                                                ------------------------  --------------------------  --------------------------
                                                    2017         2016         2017          2016          2017          2016
                                                -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $   273,243  $   289,861  $    942,438  $    889,402  $      1,894  $   (612,518)
 Net realized gain (loss)......................   3,002,534      337,809    20,804,385    11,276,930         4,114        (1,696)
 Net change in unrealized appreciation
   (depreciation) of investments...............   8,871,531       31,862      (921,700)    8,768,218           632         1,672
                                                -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations...................  12,147,308      659,532    20,825,123    20,934,550         6,640      (612,542)
                                                -----------  -----------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........   2,747,437    2,786,492    13,989,156     7,136,844    74,309,383    70,207,193
 Transfers between Variable Investment Options
   including guaranteed interest account, net..     894,865       94,410    12,310,822    (2,028,757)   19,368,117     6,534,771
 Redemptions for contract benefits and
   terminations................................  (1,871,149)  (1,083,513)  (11,824,318)   (5,368,479)  (81,637,216)  (60,398,243)
 Contract maintenance charges..................  (1,372,826)  (1,434,958)   (5,138,809)   (4,651,659)  (16,395,546)  (17,608,622)
                                                -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..     398,327      362,431     9,336,851    (4,912,051)   (4,355,262)   (1,264,901)
                                                -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP........          --           --            --            --        14,970        52,304
                                                -----------  -----------  ------------  ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS..........  12,545,635    1,021,963    30,161,974    16,022,499    (4,333,652)   (1,825,139)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  38,646,630   37,624,667   126,970,274   110,947,775   158,814,000   160,639,139
                                                -----------  -----------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............ $51,192,265  $38,646,630  $157,132,248  $126,970,274  $154,480,348  $158,814,000
                                                ===========  ===========  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                  EQ/PIMCO ULTRA SHORT
                                                          BOND*             EQ/QUALITY BOND PLUS*     EQ/SMALL COMPANY INDEX*
                                                ------------------------  -------------------------  -------------------------
                                                    2017         2016         2017          2016         2017          2016
                                                -----------  -----------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $   338,391  $   226,801  $    355,221  $   441,691  $    799,920  $   683,015
 Net realized gain (loss)......................      (4,530)    (123,493)     (558,474)    (439,636)    9,632,868    5,903,453
 Net change in unrealized appreciation
   (depreciation) of investments...............     180,974      407,127       701,106      470,800     1,718,087    7,804,878
                                                -----------  -----------  ------------  -----------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from operations...................     514,835      510,435       497,853      472,855    12,150,875   14,391,346
                                                -----------  -----------  ------------  -----------  ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........   2,522,340    2,699,773     3,652,491    5,339,820     5,839,635    5,040,312
 Transfers between Variable Investment Options
   including guaranteed interest account, net..   2,824,882   (1,589,585)   (8,845,640)     660,154     2,911,718    1,039,255
 Redemptions for contract benefits and
   terminations................................  (1,697,778)  (2,348,101)   (3,303,132)  (2,777,119)   (2,656,416)  (3,297,325)
 Contract maintenance charges..................  (1,899,702)  (2,054,342)   (3,499,449)  (5,849,740)   (2,710,413)  (2,586,889)
                                                -----------  -----------  ------------  -----------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..   1,749,742   (3,292,255)  (11,995,730)  (2,626,885)    3,384,524      195,353
                                                -----------  -----------  ------------  -----------  ------------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP........         313         (311)           --       26,762            --           --
                                                -----------  -----------  ------------  -----------  ------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS..........   2,264,890   (2,782,131)  (11,497,877)  (2,127,268)   15,535,399   14,586,699
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  31,005,969   33,788,100    56,897,928   59,025,196    85,944,414   71,357,715
                                                -----------  -----------  ------------  -----------  ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............ $33,270,859  $31,005,969  $ 45,400,051  $56,897,928  $101,479,813  $85,944,414
                                                ===========  ===========  ============  ===========  ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                                         FIDELITY(R) VIP ASSET
                                                    EQ/T. ROWE PRICE GROWTH        EQ/UBS GROWTH &          MANAGER: GROWTH
                                                             STOCK*                    INCOME*                 PORTFOLIO
                                                   -------------------------  ------------------------  ----------------------
                                                       2017          2016         2017         2016        2017        2016
                                                   ------------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   (287,380) $  (251,568) $    (7,260) $    51,646  $   15,860  $   15,947
 Net realized gain (loss).........................   14,524,649    6,348,948    1,268,760      406,609     210,934      57,504
 Net change in unrealized appreciation
   (depreciation) of investments..................   12,054,306   (5,466,788)   1,320,196      629,334      26,312     (47,615)
                                                   ------------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................   26,291,575      630,592    2,581,696    1,087,589     253,106      25,836
                                                   ------------  -----------  -----------  -----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   10,565,164    8,013,910      773,313      700,450      85,550      80,308
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    3,728,883   (7,150,233)   2,833,189   (1,372,687)    (77,648)    129,552
 Redemptions for contract benefits and
   terminations...................................   (3,623,193)  (3,572,819)  (1,031,297)    (749,830)    (17,598)    (80,162)
 Contract maintenance charges.....................   (3,312,427)  (3,244,004)    (444,918)    (448,702)    (36,019)    (36,713)
                                                   ------------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    7,358,427   (5,953,146)   2,130,287   (1,870,769)    (45,715)     92,985
                                                   ------------  -----------  -----------  -----------  ----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS.............   33,650,002   (5,322,554)   4,711,983     (783,180)    207,391     118,821
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........   78,429,475   83,752,029   11,384,085   12,167,265   1,383,923   1,265,102
                                                   ------------  -----------  -----------  -----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $112,079,477  $78,429,475  $16,096,068  $11,384,085  $1,591,314  $1,383,923
                                                   ============  ===========  ===========  ===========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                                      FIDELITY(R) VIP GOVERNMENT
                                                        FIDELITY(R) VIP       FIDELITY(R) VIP EQUITY-      MONEY MARKET
                                                    CONTRAFUND(R) PORTFOLIO      INCOME PORTFOLIO            PORTFOLIO
                                                   -------------------------  ----------------------  -------------------------
                                                       2017          2016        2017        2016        2017          2016
                                                   ------------  -----------  ----------  ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $    391,670  $   192,970  $   26,477  $   31,462  $    6,057    $      136
 Net realized gain (loss).........................    6,036,714    8,116,959      33,787      55,308          --            --
 Net change in unrealized appreciation
   (depreciation) of investments..................   11,806,589   (2,189,135)    149,822     118,925          --            --
                                                   ------------  -----------  ----------  ----------   ----------   ----------

 Net increase (decrease) in net assets resulting
   from operations................................   18,234,973    6,120,794     210,086     205,695       6,057           136
                                                   ------------  -----------  ----------  ----------   ----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............    5,076,155    3,856,134     326,990     250,441     192,674       306,906
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   (1,004,997)  (7,467,557)   (183,123)    191,162    (380,897)      311,130
 Redemptions for contract benefits and
   terminations...................................   (2,089,404)  (1,846,205)    (80,517)    (76,663)       (149)     (251,329)
 Contract maintenance charges.....................   (1,644,557)  (1,612,155)    (53,931)    (41,188)    (60,587)      (32,058)
                                                   ------------  -----------  ----------  ----------   ----------   ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............      337,197   (7,069,783)      9,419     323,752    (248,959)      334,649
                                                   ------------  -----------  ----------  ----------   ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS.............   18,572,170     (948,989)    219,505     529,447    (242,902)      334,785
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........   85,579,130   86,528,119   1,584,908   1,055,461   1,332,260       997,475
                                                   ------------  -----------  ----------  ----------   ----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $104,151,300  $85,579,130  $1,804,413  $1,584,908  $1,089,358    $1,332,260
                                                   ============  ===========  ==========  ==========   ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                   FIDELITY(R) VIP GROWTH & FIDELITY(R) VIP HIGH INCOME FIDELITY(R) VIP INVESTMENT
                                                       INCOME PORTFOLIO            PORTFOLIO              GRADE BOND PORTFOLIO
                                                   -----------------------  --------------------------  -------------------------
                                                       2017        2016        2017          2016           2017         2016
                                                   -----------  ----------   ----------    ----------   -----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $    81,796  $  105,955  $  193,518    $  183,533    $   370,838   $  203,942
 Net realized gain (loss).........................     459,015     507,400     (41,290)     (141,456)       213,753       (7,636)
 Net change in unrealized appreciation
   (depreciation) of investments..................     950,418     522,058      96,590       374,661        209,639       51,361
                                                   -----------  ----------   ----------    ----------   -----------   ----------

 Net increase (decrease) in net assets resulting
   from operations................................   1,491,229   1,135,413     248,818       416,738        794,230      247,667
                                                   -----------  ----------   ----------    ----------   -----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   1,222,128   1,018,726     390,955       236,243      8,448,106    1,660,859
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    (333,493)      1,633      (7,655)     (205,017)     5,079,323      700,813
 Redemptions for contract benefits and
   terminations...................................    (392,065)   (457,481)   (127,467)     (136,496)    (6,260,023)    (248,596)
 Contract maintenance charges.....................    (423,940)   (377,616)    (59,927)      (63,969)      (900,438)    (292,792)
                                                   -----------  ----------   ----------    ----------   -----------   ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............      72,630     185,262     195,906      (169,239)     6,366,968    1,820,284
                                                   -----------  ----------   ----------    ----------   -----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS.............   1,563,859   1,320,675     444,724       247,499      7,161,198    2,067,951
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........   8,609,795   7,289,120   3,626,080     3,378,581      9,201,900    7,133,949
                                                   -----------  ----------   ----------    ----------   -----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $10,173,654  $8,609,795  $4,070,804    $3,626,080    $16,363,098   $9,201,900
                                                   ===========  ==========   ==========    ==========   ===========   ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                            FIDELITY(R) VIP MID CAP  FIDELITY(R) VIP VALUE  FIDELITY(R) VIP VALUE
                                                                   PORTFOLIO               PORTFOLIO        STRATEGIES PORTFOLIO
                                                           ------------------------  ---------------------  --------------------
                                                               2017         2016        2017       2016       2017       2016
                                                           -----------  -----------  ---------  ----------  --------   --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................. $    90,039  $    36,418  $   8,342  $    5,919  $  5,354   $  2,911
 Net realized gain (loss).................................   1,330,964      747,468     44,941    (153,827)   85,781      4,024
 Net change in unrealized appreciation (depreciation) of
   investments............................................   3,659,520    1,672,951     59,005     164,236   (21,373)    22,758
                                                           -----------  -----------  ---------  ----------  --------   --------

 Net increase (decrease) in net assets resulting from
   operations.............................................   5,080,523    2,456,837    112,288      16,328    69,762     29,693
                                                           -----------  -----------  ---------  ----------  --------   --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners....................   4,221,684    2,603,919    105,910      95,615    36,231     48,385
 Transfers between Variable Investment Options including
   guaranteed interest account, net.......................     105,288     (271,169)  (119,852)   (552,639)  102,267    (31,236)
 Redemptions for contract benefits and terminations.......    (917,962)    (916,173)        --     (53,682)   (8,175)   (37,037)
 Contract maintenance charges.............................    (867,228)    (813,854)   (20,317)    (18,570)   (5,410)    (8,624)
                                                           -----------  -----------  ---------  ----------  --------   --------

 Net increase (decrease) in net assets resulting from
   contractowners transactions............................   2,541,782      602,723    (34,259)   (529,276)  124,913    (28,512)
                                                           -----------  -----------  ---------  ----------  --------   --------
NET INCREASE (DECREASE) IN NET ASSETS.....................   7,622,305    3,059,560     78,029    (512,948)  194,675      1,181
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.................  24,022,690   20,963,130    748,017   1,260,965   334,423    333,242
                                                           -----------  -----------  ---------  ----------  --------   --------

NET ASSETS -- END OF YEAR OR PERIOD....................... $31,644,995  $24,022,690  $ 826,046  $  748,017  $529,098   $334,423
                                                           ===========  ===========  =========  ==========  ========   ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                    FRANKLIN MUTUAL SHARES        FRANKLIN RISING         FRANKLIN SMALL CAP
                                                           VIP FUND             DIVIDENDS VIP FUND          VALUE VIP FUND
                                                   ------------------------  ------------------------  ------------------------
                                                       2017         2016         2017         2016         2017         2016
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   225,656  $   174,705  $   674,106  $   556,167  $    30,630  $    32,979
 Net realized gain (loss).........................     634,235      937,943    2,577,180    7,469,857      675,237      492,702
 Net change in unrealized appreciation
   (depreciation) of investments..................      (6,575)     396,536    6,998,674     (506,598)     424,449    1,457,580
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................     853,316    1,509,184   10,249,960    7,519,426    1,130,316    1,983,261
                                                   -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............     637,676      443,595    3,673,492    3,754,883    1,308,322      998,460
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    (643,853)  (1,335,442)  (4,651,319)  (2,526,362)    (768,691)   3,470,812
 Redemptions for contract benefits and
   terminations...................................    (205,841)    (237,029)  (2,521,723)  (2,375,388)    (207,995)    (330,120)
 Contract maintenance charges.....................    (255,182)    (236,971)  (1,985,669)  (1,875,557)    (319,086)    (244,870)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    (467,200)  (1,365,847)  (5,485,219)  (3,022,424)      12,550    3,894,282
                                                   -----------  -----------  -----------  -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS.............     386,116      143,337    4,764,741    4,497,002    1,142,866    5,877,543
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  10,494,998   10,351,661   54,020,212   49,523,210   11,116,532    5,238,989
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $10,881,114  $10,494,998  $58,784,953  $54,020,212  $12,259,398  $11,116,532
                                                   ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                      FRANKLIN STRATEGIC       GOLDMAN SACHS VIT MID   INVESCO V.I. DIVERSIFIED
                                                        INCOME VIP FUND           CAP VALUE FUND             DIVIDEND FUND
                                                   ------------------------  ------------------------  ------------------------
                                                       2017         2016         2017         2016         2017         2016
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   875,931  $   939,925  $    34,092  $    93,746  $   209,275  $   119,716
 Net realized gain (loss).........................    (588,707)  (1,283,327)     448,093     (685,083)     893,099      116,530
 Net change in unrealized appreciation
   (depreciation) of investments..................   1,076,759    2,500,906      733,455    1,817,658       15,062      712,244
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................   1,363,983    2,157,504    1,215,640    1,226,321    1,117,436      948,490
                                                   -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   3,018,047    3,131,462    1,052,624    1,328,602    1,821,907    1,292,791
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   2,466,577     (803,926)     857,880   (1,560,991)  (1,199,630)   7,880,854
 Redemptions for contract benefits and
   terminations...................................  (1,453,830)  (1,333,229)    (411,149)    (364,564)    (127,609)    (148,426)
 Contract maintenance charges.....................  (1,512,849)  (1,515,838)    (363,330)    (469,094)    (358,741)    (239,776)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   2,517,945     (521,531)   1,136,025   (1,066,047)     135,927    8,785,443
                                                   -----------  -----------  -----------  -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS.............   3,881,928    1,635,973    2,351,665      160,274    1,253,363    9,733,933
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  30,796,604   29,160,631   10,371,698   10,211,424   13,211,286    3,477,353
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $34,678,532  $30,796,604  $12,723,363  $10,371,698  $14,464,649  $13,211,286
                                                   ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                   INVESCO V.I.
                                                   INVESCO V.I. GLOBAL REAL    INTERNATIONAL GROWTH    INVESCO V.I. MID CAP CORE
                                                          ESTATE FUND                  FUND                  EQUITY FUND
                                                   ------------------------  ------------------------  ------------------------
                                                       2017         2016         2017         2016        2017         2016
                                                   -----------  -----------  -----------  -----------  ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $ 1,036,712  $   423,216  $   380,557  $   298,329  $    2,165   $   (8,637)
 Net realized gain (loss).........................     860,124    1,067,703      887,652      352,224      36,137      154,198
 Net change in unrealized appreciation
   (depreciation) of investments..................   2,415,867   (1,057,411)   5,539,640     (873,634)    430,480      245,373
                                                   -----------  -----------  -----------  -----------  ----------   ----------

 Net increase (decrease) in net assets resulting
   from operations................................   4,312,703      433,508    6,807,849     (223,081)    468,782      390,934
                                                   -----------  -----------  -----------  -----------  ----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   4,520,597    4,148,420    5,145,010    3,323,550     216,944      229,895
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  (3,550,837)     115,977   (1,923,108)  (1,687,762)    (82,942)     (41,130)
 Redemptions for contract benefits and
   terminations...................................  (1,027,517)  (1,156,769)    (620,918)    (732,289)    (87,848)    (104,105)
 Contract maintenance charges.....................  (1,218,641)  (1,237,069)    (945,187)    (931,051)    (92,575)     (97,382)
                                                   -----------  -----------  -----------  -----------  ----------   ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............  (1,276,398)   1,870,559    1,655,797      (27,552)    (46,421)     (12,722)
                                                   -----------  -----------  -----------  -----------  ----------   ----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP...........          --           81           --          250          --           46
                                                   -----------  -----------  -----------  -----------  ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS.............   3,036,305    2,304,148    8,463,646     (250,383)    422,361      378,258
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  35,066,702   32,762,554   30,233,098   30,483,481   3,381,762    3,003,504
                                                   -----------  -----------  -----------  -----------  ----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $38,103,007  $35,066,702  $38,696,744  $30,233,098  $3,804,123   $3,381,762
                                                   ===========  ===========  ===========  ===========  ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                         INVESCO V.I. SMALL CAP    IVY VIP DIVIDEND
                                                               EQUITY FUND           OPPORTUNITIES          IVY VIP ENERGY
                                                         ----------------------  --------------------  ------------------------
                                                            2017        2016        2017       2016        2017         2016
                                                         ----------  ----------  ----------  --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........................... $  (10,054) $   (8,936) $   10,139  $ 10,255  $    66,553  $   (25,180)
 Net realized gain (loss)...............................    170,891     163,693      36,952    30,642   (1,327,966)  (1,411,935)
 Net change in unrealized appreciation (depreciation)
   of investments.......................................    482,329     328,155      85,655    26,829   (1,852,941)   6,511,731
                                                         ----------  ----------  ----------  --------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...........................................    643,166     482,912     132,746    67,726   (3,114,354)   5,074,616
                                                         ----------  ----------  ----------  --------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..................    395,973     398,257      91,888    92,945    1,899,122    2,020,029
 Transfers between Variable Investment Options
   including guaranteed interest account, net...........    522,870    (285,697)     83,185    88,745   (2,542,354)     133,517
 Redemptions for contract benefits and terminations.....    (77,531)   (185,222)     (4,879)   (3,089)    (531,475)    (904,685)
 Contract maintenance charges...........................   (180,525)   (173,018)    (26,377)  (22,958)    (704,903)    (731,962)
                                                         ----------  ----------  ----------  --------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..........................    660,787    (245,680)    143,817   155,643   (1,879,610)     516,899
                                                         ----------  ----------  ----------  --------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS...................  1,303,953     237,232     276,563   223,369   (4,993,964)   5,591,515
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...............  4,613,487   4,376,255     748,815   525,446   19,853,005   14,261,490
                                                         ----------  ----------  ----------  --------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..................... $5,917,440  $4,613,487  $1,025,378  $748,815  $14,859,041  $19,853,005
                                                         ==========  ==========  ==========  ========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                                          IVY VIP SCIENCE AND
                                                      IVY VIP HIGH INCOME     IVY VIP MID CAP GROWTH          TECHNOLOGY
                                                   ------------------------  ------------------------  ------------------------
                                                       2017         2016         2017         2016         2017         2016
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $ 1,639,044  $ 1,550,404  $   (65,118) $   (71,048) $   (55,927) $   (60,711)
 Net realized gain (loss).........................    (243,257)  (1,132,886)   1,261,615    1,480,499    2,980,396     (785,509)
 Net change in unrealized appreciation
   (depreciation) of investments..................     520,815    3,021,765    5,684,352       80,674    4,359,672      968,324
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................   1,916,602    3,439,283    6,880,849    1,490,125    7,284,141      122,104
                                                   -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   3,681,097    3,200,368    2,587,942    2,389,147    3,120,389    3,035,482
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     659,329    3,828,792   (2,033,341)  (3,592,415)    (211,732)  (5,158,320)
 Redemptions for contract benefits and
   terminations...................................    (897,197)    (907,093)    (997,960)    (732,369)  (1,057,746)  (1,044,770)
 Contract maintenance charges.....................  (1,264,121)  (1,190,062)    (939,321)    (940,722)    (965,946)    (915,436)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   2,179,108    4,932,005   (1,382,680)  (2,876,359)     884,965   (4,083,044)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP...........          --          (18)          --           --           --           --
                                                   -----------  -----------  -----------  -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS.............   4,095,710    8,371,270    5,498,169   (1,386,234)   8,169,106   (3,960,940)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  28,761,382   20,390,112   26,707,399   28,093,633   22,549,860   26,510,800
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $32,857,092  $28,761,382  $32,205,568  $26,707,399  $30,718,966  $22,549,860
                                                   ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                 LAZARD RETIREMENT
                                                       IVY VIP SMALL CAP         EMERGING MARKETS         MFS(R) INTERNATIONAL
                                                            GROWTH               EQUITY PORTFOLIO           VALUE PORTFOLIO
                                                   ------------------------  ------------------------  -------------------------
                                                       2017         2016         2017         2016         2017          2016
                                                   -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   (23,455) $   (23,690) $   977,752  $   389,261  $  1,038,336  $   706,709
 Net realized gain (loss).........................     107,204       71,839    1,859,951   (2,201,382)    2,957,469    4,009,011
 Net change in unrealized appreciation
   (depreciation) of investments..................   2,025,126      257,071   10,959,347   10,014,015    17,111,049   (2,130,374)
                                                   -----------  -----------  -----------  -----------  ------------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................   2,108,875      305,220   13,797,050    8,201,894    21,106,854    2,585,346
                                                   -----------  -----------  -----------  -----------  ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   1,014,519    1,056,086    6,447,237    5,962,153     9,685,919    8,058,558
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   1,364,503   (1,000,537)   2,825,972   (2,692,687)    6,120,350    1,601,653
 Redemptions for contract benefits and
   terminations...................................    (433,924)    (284,498)  (1,635,949)  (1,179,787)   (2,954,909)  (2,137,370)
 Contract maintenance charges.....................    (339,263)    (335,708)  (1,960,823)  (1,849,749)   (2,705,204)  (2,408,129)
                                                   -----------  -----------  -----------  -----------  ------------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   1,605,835     (564,657)   5,676,437      239,930    10,146,156    5,114,712
                                                   -----------  -----------  -----------  -----------  ------------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP...........          --          150           --           --            48          734
                                                   -----------  -----------  -----------  -----------  ------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS.............   3,714,710     (259,287)  19,473,487    8,441,824    31,253,058    7,700,792
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........   8,691,414    8,950,701   47,515,489   39,073,665    77,174,030   69,473,238
                                                   -----------  -----------  -----------  -----------  ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $12,406,124  $ 8,691,414  $66,988,976  $47,515,489  $108,427,088  $77,174,030
                                                   ===========  ===========  ===========  ===========  ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                  MFS(R) MASSACHUSETTS
                                                         MFS(R) INVESTORS TRUST     INVESTORS GROWTH
                                                                 SERIES              STOCK PORTFOLIO     MFS(R) UTILITIES SERIES
                                                         ----------------------  ----------------------  ----------------------
                                                            2017        2016        2017        2016        2017        2016
                                                         ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........................... $    9,717  $    7,339  $    6,356  $    2,621  $   93,254  $   80,746
 Net realized gain (loss)...............................    161,574     257,155     216,672     329,512     (94,410)    (97,253)
 Net change in unrealized appreciation (depreciation)
   of investments.......................................    484,584     (59,254)    790,808    (210,202)    314,357     226,428
                                                         ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...........................................    655,875     205,240   1,013,836     121,931     313,201     209,921
                                                         ----------  ----------  ----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..................    279,046     191,529     580,824     376,065     271,214     287,217
 Transfers between Variable Investment Options
   including guaranteed interest account, net...........    595,850     134,775    (319,403)  1,299,093    (753,471)    519,242
 Redemptions for contract benefits and terminations.....     (9,822)    (23,154)   (133,375)    (62,743)    (58,229)    (48,633)
 Contract maintenance charges...........................   (111,975)    (89,841)   (166,280)   (124,376)    (59,555)    (52,885)
                                                         ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..........................    753,099     213,309     (38,234)  1,488,039    (600,041)    704,941
                                                         ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.....................         --         400          --          --          --          --
                                                         ----------  ----------  ----------  ----------  ----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS...................  1,408,974     418,949     975,602   1,609,970    (286,840)    914,862
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...............  2,617,579   2,198,630   3,765,152   2,155,182   2,554,958   1,640,096
                                                         ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD..................... $4,026,553  $2,617,579  $4,740,754  $3,765,152  $2,268,118  $2,554,958
                                                         ==========  ==========  ==========  ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                       MULTIMANAGER             MULTIMANAGER CORE       MULTIMANAGER MID CAP
                                                    AGGRESSIVE EQUITY*                BOND*                    GROWTH*
                                                --------------------------  ------------------------  ------------------------
                                                    2017          2016          2017         2016         2017         2016
                                                ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $ (1,595,863) $    (26,322) $ 1,196,584  $ 1,292,251  $   (75,591) $   (69,471)
 Net realized gain (loss)......................   19,467,828    17,475,969   (1,016,350)    (609,274)   1,892,769      161,673
 Net change in unrealized appreciation
   (depreciation) of investments...............   90,566,246    (7,316,937)   1,627,190    1,005,455    4,700,332    1,794,279
                                                ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations...................  108,438,211    10,132,710    1,807,424    1,688,432    6,517,510    1,886,481
                                                ------------  ------------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........   20,579,052    21,173,655    3,921,284    4,664,444    1,409,088    2,261,959
 Transfers between Variable Investment Options
   including guaranteed interest account, net..   (7,898,955)  (12,676,278)  (5,037,961)    (392,356)  (5,305,433)  (1,186,179)
 Redemptions for contract benefits and
   terminations................................  (19,931,528)  (19,690,818)  (2,335,291)  (2,579,741)  (1,536,075)  (1,358,147)
 Contract maintenance charges..................  (21,448,107)  (22,285,351)  (3,426,225)  (4,677,997)  (1,107,159)  (2,423,901)
                                                ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..  (28,699,538)  (33,478,792)  (6,878,193)  (2,985,650)  (6,539,579)  (2,706,268)
                                                ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP........           --        59,399           --           --           --           --
                                                ------------  ------------  -----------  -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS..........   79,738,673   (23,286,683)  (5,070,769)  (1,297,218)     (22,069)    (819,787)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  377,398,944   400,685,627   69,713,882   71,011,100   29,788,852   30,608,639
                                                ------------  ------------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............ $457,137,617  $377,398,944  $64,643,113  $69,713,882  $29,766,783  $29,788,852
                                                ============  ============  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                     MULTIMANAGER MID CAP           MULTIMANAGER           NATURAL RESOURCES
                                                            VALUE*                  TECHNOLOGY*                PORTFOLIO
                                                   ------------------------  -------------------------  ----------------------
                                                       2017         2016         2017          2016        2017        2016
                                                   -----------  -----------  ------------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   147,060  $   277,848  $   (430,334) $  (332,970) $       --  $       --
 Net realized gain (loss).........................   5,540,659    2,739,141    16,358,155    9,115,746     314,388     (43,254)
 Net change in unrealized appreciation
   (depreciation) of investments..................  (2,234,798)   4,705,902    19,494,100   (1,665,435)   (382,799)    880,512
                                                   -----------  -----------  ------------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................   3,452,921    7,722,891    35,421,921    7,117,341     (68,411)    837,258
                                                   -----------  -----------  ------------  -----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   1,634,900    1,717,409     6,136,240    5,675,448     248,271     236,302
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  (7,561,096)  (2,532,146)    3,719,728   (1,663,223)    208,084     313,219
 Redemptions for contract benefits and
   terminations...................................  (2,125,087)  (1,909,914)   (4,483,939)  (3,888,225)     (2,552)    (55,343)
 Contract maintenance charges.....................  (1,631,364)  (2,002,893)   (4,042,608)  (3,903,058)    (32,011)    (33,743)
                                                   -----------  -----------  ------------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............  (9,682,647)  (4,727,544)    1,329,421   (3,779,058)    421,792     460,435
                                                   -----------  -----------  ------------  -----------  ----------  ----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP...........          --           --            --           --          --          67
                                                   -----------  -----------  ------------  -----------  ----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS.............  (6,229,726)   2,995,347    36,751,342    3,338,283     353,381   1,297,760
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  47,451,235   44,455,888    90,925,657   87,587,374   3,923,715   2,625,955
                                                   -----------  -----------  ------------  -----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $41,221,509  $47,451,235  $127,676,999  $90,925,657  $4,277,096  $3,923,715
                                                   ===========  ===========  ============  ===========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                             PIMCO
                                                    COMMODITYREALRETURN(R)       PIMCO REAL RETURN        PIMCO TOTAL RETURN
                                                      STRATEGY PORTFOLIO             PORTFOLIO                 PORTFOLIO
                                                   ------------------------  ------------------------  ------------------------
                                                       2017         2016         2017         2016         2017         2016
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $ 1,042,484  $    74,031  $   494,130  $   471,361  $ 1,029,326  $ 1,116,683
 Net realized gain (loss).........................  (1,020,101)  (1,357,961)    (439,868)    (817,143)    (550,180)  (1,103,517)
 Net change in unrealized appreciation
   (depreciation) of investments..................     202,280    2,514,773      742,968    1,448,230    2,218,288    1,458,494
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................     224,663    1,230,843      797,230    1,102,448    2,697,434    1,471,660
                                                   -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   1,198,968    1,300,602    2,499,290    2,476,743    4,583,684    5,259,302
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     259,203     (282,892)  (1,025,451)    (625,994)    (358,796)  (2,994,678)
 Redemptions for contract benefits and
   terminations...................................    (217,289)    (266,704)    (932,286)    (893,655)  (2,041,741)  (2,602,437)
 Contract maintenance charges.....................    (441,892)    (468,450)  (1,165,965)  (1,217,278)  (2,419,222)  (2,461,864)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............     798,990      282,556     (624,412)    (260,184)    (236,075)  (2,799,677)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP...........          --           --       15,988           --           --           15
                                                   -----------  -----------  -----------  -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS.............   1,023,653    1,513,399      188,806      842,264    2,461,359   (1,328,002)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........   9,589,174    8,075,775   24,192,973   23,350,709   62,103,543   63,431,545
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $10,612,827  $ 9,589,174  $24,381,779  $24,192,973  $64,564,902  $62,103,543
                                                   ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                         T. ROWE PRICE EQUITY      T. ROWE PRICE HEALTH
                                                         INCOME PORTFOLIO - II   SCIENCES PORTFOLIO - II  TARGET 2015 ALLOCATION*
                                                       ------------------------  -----------------------  ----------------------
                                                           2017         2016        2017         2016        2017        2016
                                                       -----------  -----------  ----------  -----------  ----------   --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)......................... $   167,523  $   201,864  $       --  $        --  $   24,923   $  4,151
 Net realized gain (loss).............................   1,630,941    2,867,600     430,792     (484,995)     73,712      3,672
 Net change in unrealized appreciation (depreciation)
   of investments.....................................     134,619     (703,595)    969,308     (197,727)     74,452      7,085
                                                       -----------  -----------  ----------  -----------  ----------   --------

 Net increase (decrease) in net assets resulting from
   operations.........................................   1,933,083    2,365,869   1,400,100     (682,722)    173,087     14,908
                                                       -----------  -----------  ----------  -----------  ----------   --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners................     961,625      883,206   1,290,090      972,445      59,562     53,533
 Transfers between Variable Investment Options
   including guaranteed interest account, net.........     (22,439)  (6,288,329)   (679,454)  (1,677,154)  1,382,599      7,160
 Redemptions for contract benefits and terminations...  (1,003,917)    (923,908)   (167,567)    (134,689)         --         --
 Contract maintenance charges.........................    (518,978)    (448,373)    (83,440)     (68,973)    (11,125)   (10,097)
                                                       -----------  -----------  ----------  -----------  ----------   --------

 Net increase (decrease) in net assets resulting from
   contractowners transactions........................    (583,709)  (6,777,404)    359,629     (908,371)  1,431,036     50,596
                                                       -----------  -----------  ----------  -----------  ----------   --------
NET INCREASE (DECREASE) IN NET ASSETS.................   1,349,374   (4,411,535)  1,759,729   (1,591,093)  1,604,123     65,504
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.............  12,645,602   17,057,137   4,398,805    5,989,898     288,352    222,848
                                                       -----------  -----------  ----------  -----------  ----------   --------

NET ASSETS -- END OF YEAR OR PERIOD................... $13,994,976  $12,645,602  $6,158,534  $ 4,398,805  $1,892,475   $288,352
                                                       ===========  ===========  ==========  ===========  ==========   ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                        TARGET 2025 ALLOCATION* TARGET 2035 ALLOCATION* TARGET 2045 ALLOCATION*
                                                        ----------------------  ----------------------  ---------------------
                                                           2017        2016        2017        2016        2017         2016
                                                        ----------  ----------  ----------  ----------  ----------   ---------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).......................... $   95,880  $   26,757  $   40,567  $   16,936  $   23,213   $   9,709
 Net realized gain (loss)..............................     75,888      (5,126)     31,591      (3,749)     34,871     (11,817)
 Net change in unrealized appreciation (depreciation)
   of investments......................................    602,049     121,584     308,373      85,638     176,698      55,407
                                                        ----------  ----------  ----------  ----------  ----------   ---------

 Net increase (decrease) in net assets resulting from
   operations..........................................    773,817     143,215     380,531      98,825     234,782      53,299
                                                        ----------  ----------  ----------  ----------  ----------   ---------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................    433,499     393,839     272,395     234,831     336,458     185,787
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........  4,539,714     381,300   1,451,315     192,890     544,878     124,475
 Redemptions for contract benefits and terminations....    (94,790)     (6,906)    (59,515)       (182)    (14,748)   (134,950)
 Contract maintenance charges..........................    (98,478)    (80,965)    (75,081)    (46,790)    (78,386)    (45,554)
                                                        ----------  ----------  ----------  ----------  ----------   ---------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................  4,779,945     687,268   1,589,114     380,749     788,202     129,758
                                                        ----------  ----------  ----------  ----------  ----------   ---------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP....................         --          --          --          13          --          (7)
                                                        ----------  ----------  ----------  ----------  ----------   ---------
NET INCREASE (DECREASE) IN NET ASSETS..................  5,553,762     830,483   1,969,645     479,587   1,022,984     183,050
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............  2,091,710   1,261,227   1,343,510     863,923     754,389     571,339
                                                        ----------  ----------  ----------  ----------  ----------   ---------

NET ASSETS -- END OF YEAR OR PERIOD.................... $7,645,472  $2,091,710  $3,313,155  $1,343,510  $1,777,373   $ 754,389
                                                        ==========  ==========  ==========  ==========  ==========   =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                TEMPLETON DEVELOPING     TEMPLETON GLOBAL BOND
                                                      TARGET 2055 ALLOCATION*     MARKETS VIP FUND             VIP FUND
                                                      ----------------------  -----------------------  ------------------------
                                                        2017        2016          2017        2016         2017         2016
                                                       --------    --------   -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........................ $  7,608    $  2,850    $   101,719  $   52,281  $   (82,617) $   (82,649)
 Net realized gain (loss)............................   12,353      14,372          4,178    (881,957)    (566,721)  (1,891,254)
 Net change in unrealized appreciation
   (depreciation) of investments.....................   70,907         568      4,129,479   2,209,641    1,332,521    3,047,797
                                                       --------    --------   -----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations...................................   90,868      17,790      4,235,376   1,379,965      683,183    1,073,894
                                                       --------    --------   -----------  ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners...............  130,055      75,013      1,346,057   1,263,670    4,753,578    4,971,611
 Transfers between Variable Investment Options
   including guaranteed interest account, net........  224,166     132,454      3,240,016    (136,048)   2,173,998   (3,363,074)
 Redemptions for contract benefits and terminations..  (85,020)       (205)      (358,079)   (237,831)  (1,421,384)  (1,602,462)
 Contract maintenance charges........................  (17,991)     (6,349)      (582,691)   (510,574)  (2,031,425)  (2,068,363)
                                                       --------    --------   -----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions..................  251,210     200,913      3,645,303     379,217    3,474,767   (2,062,288)
                                                       --------    --------   -----------  ----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP..................       --          --             63          80           --           --
                                                       --------    --------   -----------  ----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS................  342,078     218,703      7,880,742   1,759,262    4,157,950     (988,394)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD............  264,290      45,587      9,563,480   7,804,218   41,472,889   42,461,283
                                                       --------    --------   -----------  ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD.................. $606,368    $264,290    $17,444,222  $9,563,480  $45,630,839  $41,472,889
                                                       ========    ========   ===========  ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                                            VANGUARD VARIABLE
                                                        TEMPLETON GROWTH VIP    VANECK VIP GLOBAL HARD   INSURANCE FUND - EQUITY
                                                                FUND                  ASSETS FUND            INDEX PORTFOLIO
                                                       ----------------------  ------------------------  -----------------------
                                                          2017        2016         2017         2016        2017         2016
                                                       ----------  ----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)......................... $   66,788  $   76,332  $   (25,308) $    16,218  $   93,100  $   135,321
 Net realized gain (loss).............................    (35,835)     57,829     (542,822)  (1,327,347)    790,061      935,244
 Net change in unrealized appreciation (depreciation)
   of investments.....................................    790,464     258,173      284,049    5,232,314     625,587     (224,311)
                                                       ----------  ----------  -----------  -----------  ----------  -----------

 Net increase (decrease) in net assets resulting from
   operations.........................................    821,417     392,334     (284,081)   3,921,185   1,508,748      846,254
                                                       ----------  ----------  -----------  -----------  ----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners................    357,549     412,123    1,460,432    1,589,977     345,043      503,413
 Transfers between Variable Investment Options
   including guaranteed interest account, net.........    (97,295)   (416,987)    (751,613)     (32,349)    132,959     (235,493)
 Redemptions for contract benefits and terminations...   (166,930)    (94,273)    (401,384)    (436,893)   (205,024)  (1,606,971)
 Contract maintenance charges.........................   (229,794)   (229,386)    (581,986)    (614,682)   (123,888)    (156,742)
                                                       ----------  ----------  -----------  -----------  ----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions........................   (136,470)   (328,523)    (274,551)     506,053     149,090   (1,495,793)
                                                       ----------  ----------  -----------  -----------  ----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS.................    684,947      63,811     (558,632)   4,427,238   1,657,838     (649,539)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.............  4,576,794   4,512,983   12,986,601    8,559,363   7,254,068    7,903,607
                                                       ----------  ----------  -----------  -----------  ----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD................... $5,261,741  $4,576,794  $12,427,969  $12,986,601  $8,911,906  $ 7,254,068
                                                       ==========  ==========  ===========  ===========  ==========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

The change in units outstanding for the years ended December 31, 2017 and 2016 were as follows:

                                                                            2017                        2016
                                                                 --------------------------  --------------------------
                                                                  UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                 ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                   SHARE CLASS** (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                   ------------- ------- -------- ---------- ------- -------- ----------
1290 VT CONVERTIBLE SECURITIES....................      B            7       (1)       6        --      --        --

1290 VT DOUBLELINE DYNAMIC ALLOCATION.............      B           78      (10)      68        88     (32)       56

1290 VT DOUBLELINE OPPORTUNISTIC BOND.............      B            3       --        3        --      --        --

1290 VT EQUITY INCOME.............................      A            4       (3)       1         6      (8)       (2)
1290 VT EQUITY INCOME.............................      B            6       (8)      (2)       10     (16)       (6)

1290 VT GAMCO MERGERS & ACQUISITIONS..............      A           31       (5)      26         4      (7)       (3)
1290 VT GAMCO MERGERS & ACQUISITIONS..............      B           14      (13)       1        17     (21)       (4)

1290 VT GAMCO SMALL COMPANY VALUE.................      A          121     (102)      19        69     (48)       21
1290 VT GAMCO SMALL COMPANY VALUE.................      B           44      (54)     (10)       46     (70)      (24)

1290 VT SMARTBETA EQUITY..........................      B           10       (2)       8        13      --        13

1290 VT SOCIALLY RESPONSIBLE......................      A            1       (1)      --        --      --        --
1290 VT SOCIALLY RESPONSIBLE......................      B            7       (5)       2         5      (2)        3

ALL ASSET GROWTH-ALT 20...........................      B          125      (32)      93        39     (17)       22

AMERICAN CENTURY VP MID CAP VALUE FUND............   CLASS II      133      (78)      55       146     (70)       76

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL
 CAPITALIZATION FUND/SM/..........................   CLASS 4        35      (13)      22        21     (17)        4

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD
 FUND(R)..........................................   CLASS 4        82      (32)      50        84     (51)       33

AXA 400 MANAGED VOLATILITY........................      B            8       (6)       2         6      (3)        3

AXA 500 MANAGED VOLATILITY........................      B           12       (6)       6        15     (12)        3

AXA 2000 MANAGED VOLATILITY.......................      B            9       (4)       5        10      (7)        3

AXA AGGRESSIVE ALLOCATION.........................      A           44      (48)      (4)       39     (77)      (38)
AXA AGGRESSIVE ALLOCATION.........................      B           22      (33)     (11)       21     (40)      (19)

AXA BALANCED STRATEGY.............................      B           47      (10)      37        33     (18)       15

AXA CONSERVATIVE ALLOCATION.......................      A           31      (48)     (16)       35     (49)      (14)
AXA CONSERVATIVE ALLOCATION.......................      B            7      (19)     (12)        7     (10)       (3)

AXA CONSERVATIVE GROWTH STRATEGY..................      B           10       (5)       5         7      (4)        3

AXA CONSERVATIVE STRATEGY.........................      B            3       (5)      (2)        3      (1)        2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                    2017                        2016
                                                                         --------------------------  --------------------------
                                                                          UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                         ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                           SHARE CLASS** (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                           ------------- ------- -------- ---------- ------- -------- ----------
AXA CONSERVATIVE-PLUS ALLOCATION..........................       A          60      (34)      26        42      (58)      (16)
AXA CONSERVATIVE-PLUS ALLOCATION..........................       B          10      (15)      (5)       16      (19)       (3)

AXA GLOBAL EQUITY MANAGED VOLATILITY......................       A           6       (7)      (1)        6      (12)       (6)
AXA GLOBAL EQUITY MANAGED VOLATILITY......................       B           9      (48)     (39)       12      (55)      (43)

AXA GROWTH STRATEGY.......................................       B          35       (9)      26        41      (16)       25

AXA INTERNATIONAL CORE MANAGED VOLATILITY.................       A           2       (7)      (5)        4       (9)       (5)
AXA INTERNATIONAL CORE MANAGED VOLATILITY.................       B          11      (65)     (54)       39      (48)       (9)

AXA INTERNATIONAL MANAGED VOLATILITY......................       B           7       (3)       4        14      (10)        4

AXA INTERNATIONAL VALUE MANAGED VOLATILITY................       A          11      (11)      --        12      (15)       (3)
AXA INTERNATIONAL VALUE MANAGED VOLATILITY................       B          17      (46)     (29)       30      (52)      (22)

AXA LARGE CAP CORE MANAGED VOLATILITY.....................       A           4       (2)       2         4       (3)        1
AXA LARGE CAP CORE MANAGED VOLATILITY.....................       B           5      (13)      (8)       10      (16)       (6)

AXA LARGE CAP GROWTH MANAGED VOLATILITY...................       A           8      (16)      (8)        9      (17)       (8)
AXA LARGE CAP GROWTH MANAGED VOLATILITY...................       B          10      (62)     (52)       13      (71)      (58)

AXA LARGE CAP VALUE MANAGED VOLATILITY....................       A          25     (111)     (86)       17     (133)     (116)
AXA LARGE CAP VALUE MANAGED VOLATILITY....................       B          10      (48)     (38)        9      (65)      (56)

AXA MID CAP VALUE MANAGED VOLATILITY......................       A          14      (62)     (48)       16      (73)      (57)
AXA MID CAP VALUE MANAGED VOLATILITY......................       B           2       (4)      (2)        3       (4)       (1)

AXA MODERATE ALLOCATION...................................       A         124     (147)     (23)       95     (163)      (68)
AXA MODERATE ALLOCATION...................................       B          31      (78)     (47)       34      (87)      (53)

AXA MODERATE GROWTH STRATEGY..............................       B          52      (43)       9        77      (25)       52

AXA MODERATE-PLUS ALLOCATION..............................       A         160     (157)       3       156     (154)        2
AXA MODERATE-PLUS ALLOCATION..............................       B          47      (87)     (40)       57      (87)      (30)

AXA/AB SMALL CAP GROWTH...................................       A          33      (52)     (19)       32      (54)      (22)
AXA/AB SMALL CAP GROWTH...................................       B           4      (19)     (15)        7      (24)      (17)

AXA/CLEARBRIDGE LARGE CAP GROWTH..........................       A          21      (42)     (21)       28      (32)       (4)
AXA/CLEARBRIDGE LARGE CAP GROWTH..........................       B          22      (56)     (34)       34      (88)      (54)

AXA/JANUS ENTERPRISE......................................       A          11      (15)      (4)        5      (21)      (16)
AXA/JANUS ENTERPRISE......................................       B          15      (18)      (3)       11      (14)       (3)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                    2017                        2016
                                                                         --------------------------  --------------------------
                                                                          UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                         ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                           SHARE CLASS** (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                           ------------- ------- -------- ---------- ------- -------- ----------

AXA/LOOMIS SAYLES GROWTH..................................       A          30      (21)       9        43      (18)       25
AXA/LOOMIS SAYLES GROWTH..................................       B          13      (13)      --        26      (22)        4

BLACKROCK GLOBAL ALLOCATION V.I. FUND.....................   CLASS III      67      (45)      22        63      (95)      (32)

CHARTER/SM/ MULTI-SECTOR BOND.............................       A          17      (49)     (32)       16      (29)      (13)
CHARTER/SM/ MULTI-SECTOR BOND.............................       B          12      (18)      (6)       11      (15)       (4)

CHARTER/SM/ SMALL CAP GROWTH..............................       B           9      (10)      (1)        4      (13)       (9)

CHARTER/SM/ SMALL CAP VALUE...............................       A           1       (4)      (3)        3       (5)       (2)
CHARTER/SM/ SMALL CAP VALUE...............................       B           5       (9)      (4)        3       (9)       (6)

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO....................   CLASS II       27       (2)      25        --       --        --

EQ/BLACKROCK BASIC VALUE EQUITY...........................       A          90      (89)       1        47      (43)        4
EQ/BLACKROCK BASIC VALUE EQUITY...........................       B          17      (48)     (31)       28      (64)      (36)

EQ/CAPITAL GUARDIAN RESEARCH..............................       A          12      (10)       2        11      (13)       (2)
EQ/CAPITAL GUARDIAN RESEARCH..............................       B          22      (41)     (19)       10      (50)      (40)

EQ/COMMON STOCK INDEX.....................................       A         257     (321)     (64)      174     (238)      (64)
EQ/COMMON STOCK INDEX.....................................       B          41      (71)     (30)       55      (90)      (35)

EQ/CORE BOND INDEX........................................       A         191     (209)     (18)       30      (37)       (7)
EQ/CORE BOND INDEX........................................       B          25      (18)       7        29      (21)        8

EQ/EQUITY 500 INDEX.......................................       A         335     (234)     101       305     (412)     (107)
EQ/EQUITY 500 INDEX.......................................       B         134      (97)      37       137     (110)       27

EQ/GLOBAL BOND PLUS.......................................       A          23      (23)      --        27      (21)        6
EQ/GLOBAL BOND PLUS.......................................       B          10      (11)      (1)       11       (8)        3

EQ/INTERMEDIATE GOVERNMENT BOND...........................       A          93      (77)      16       110      (79)       31
EQ/INTERMEDIATE GOVERNMENT BOND...........................       B           9      (21)     (12)       38      (23)       15

EQ/INTERNATIONAL EQUITY INDEX.............................       A         208     (165)      43       147     (167)      (20)
EQ/INTERNATIONAL EQUITY INDEX.............................       B          40      (38)       2        33      (50)      (17)

EQ/INVESCO COMSTOCK.......................................       A          32      (18)      14         9      (29)      (20)
EQ/INVESCO COMSTOCK.......................................       B           9       (8)       1         6      (12)       (6)

EQ/JPMORGAN VALUE OPPORTUNITIES...........................       A          22      (13)       9         9       (7)        2
EQ/JPMORGAN VALUE OPPORTUNITIES...........................       B          32      (16)      16        21      (27)       (6)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                 2017                        2016
                                                                      --------------------------  --------------------------
                                                                       UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                      ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                       SHARE CLASS**  (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                      --------------- ------- -------- ---------- ------- -------- ----------

EQ/LARGE CAP GROWTH INDEX............................        A            15      (11)       4        15      (10)      5
EQ/LARGE CAP GROWTH INDEX............................        B            32      (65)     (33)       43      (94)    (51)

EQ/LARGE CAP VALUE INDEX.............................        A            27      (30)      (3)       43      (32)     11
EQ/LARGE CAP VALUE INDEX.............................        B            21      (11)      10        25      (17)      8

EQ/MFS INTERNATIONAL GROWTH..........................        B            44      (44)      --        32      (34)     (2)

EQ/MID CAP INDEX.....................................        A            41      (22)      19        27      (19)      8
EQ/MID CAP INDEX.....................................        B            92      (60)      32        28      (47)    (19)

EQ/MONEY MARKET......................................        A         3,502   (3,722)    (220)    3,537   (3,387)    150
EQ/MONEY MARKET......................................        B           474     (416)      58       670     (653)     17

EQ/PIMCO ULTRA SHORT BOND............................        A            32      (19)      13        10      (30)    (20)
EQ/PIMCO ULTRA SHORT BOND............................        B            21      (17)       4        20      (31)    (11)

EQ/QUALITY BOND PLUS.................................        A            36      (66)     (30)       32      (37)     (5)
EQ/QUALITY BOND PLUS.................................        B            11      (18)      (7)       14      (17)     (3)

EQ/SMALL COMPANY INDEX...............................        A            60      (31)      29        38      (31)      7
EQ/SMALL COMPANY INDEX...............................        B            16       (7)       9        15       (8)      7

EQ/T. ROWE PRICE GROWTH STOCK........................        A           178     (113)      65       129      (90)     39
EQ/T. ROWE PRICE GROWTH STOCK........................        B            61      (42)      19        37      (78)    (41)

EQ/UBS GROWTH & INCOME...............................        B            33      (20)      13         8      (20)    (12)

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO...... SERVICE CLASS 2      3       (2)       1         3       (4)     (1)

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.............. SERVICE CLASS 2    105      (70)      35        60      (92)    (32)

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.............. SERVICE CLASS 2     16      (11)       5        16       (4)     12

FIDELITY(R) VIP GOVERNMENT MONEY MARKET PORTFOLIO.... SERVICE CLASS 2     44      (21)      23        56      (50)      6

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO............ SERVICE CLASS 2     30      (23)       7        24      (21)      3

FIDELITY(R) VIP HIGH INCOME PORTFOLIO................ SERVICE CLASS 2     21      (15)       6        16      (14)      2

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO...... SERVICE CLASS 2    289     (150)     139       151      (87)     64

FIDELITY(R) VIP MID CAP PORTFOLIO.................... SERVICE CLASS 2    108      (67)      41        61      (35)     26

FIDELITY(R) VIP VALUE PORTFOLIO...................... SERVICE CLASS 2      4       (1)       3         5       (5)     --

FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO........... SERVICE CLASS 2      4       (1)       3         1       (2)     (1)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                  2017                        2016
                                                                       --------------------------  --------------------------
                                                                        UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                       ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                        SHARE CLASS**  (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                        -------------- ------- -------- ---------- ------- -------- ----------

FRANKLIN MUTUAL SHARES VIP FUND........................    CLASS 2        22      (16)       6        13      (20)      (7)

FRANKLIN RISING DIVIDENDS VIP FUND.....................    CLASS 2        25      (53)     (28)       56      (72)     (16)

FRANKLIN SMALL CAP VALUE VIP FUND......................    CLASS 2        81      (40)      41        74      (34)      40

FRANKLIN STRATEGIC INCOME VIP FUND.....................    CLASS 2        49      (31)      18        41      (46)      (5)

GOLDMAN SACHS VIT MID CAP VALUE FUND................... SERVICE SHARES    26      (19)       7        12      (18)      (6)

INVESCO V.I. DIVERSIFIED DIVIDEND FUND.................   SERIES II      166     (146)      20       488      (70)     418

INVESCO V.I. GLOBAL REAL ESTATE FUND...................   SERIES II      100      (75)      25       103      (68)      35

INVESCO V.I. INTERNATIONAL GROWTH FUND.................   SERIES II      247     (189)      58       110      (87)      23

INVESCO V.I. MID CAP CORE EQUITY FUND..................   SERIES II       12       (6)       6         7       (5)       2

INVESCO V.I. SMALL CAP EQUITY FUND.....................   SERIES II       11       (4)       7         5       (7)      (2)

IVY VIP DIVIDEND OPPORTUNITIES.........................    CLASS II        8       (4)       4        13      (12)       1

IVY VIP ENERGY.........................................    CLASS II       72      (81)      (9)      101      (66)      35

IVY VIP HIGH INCOME....................................    CLASS II      186      (93)      93       210     (116)      94

IVY VIP MID CAP GROWTH.................................    CLASS II       53      (42)      11        41      (57)     (16)

IVY VIP SCIENCE AND TECHNOLOGY.........................    CLASS II       78      (74)       4        73      (96)     (23)

IVY VIP SMALL CAP GROWTH...............................    CLASS II       26      (17)       9        28      (31)      (3)

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.... SERVICE SHARES   342     (160)     182       281     (190)      91

MFS(R) INTERNATIONAL VALUE PORTFOLIO................... SERVICE CLASS    300     (118)     182       253     (146)     107

MFS(R) INVESTORS TRUST SERIES.......................... SERVICE CLASS      8       (5)       3         6       (4)       2

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.. SERVICE CLASS      8       (7)       1        10       (4)       6

MFS(R) UTILITIES SERIES................................ SERVICE CLASS     19      (32)     (13)       44      (15)      29

MULTIMANAGER AGGRESSIVE EQUITY.........................       A           24      (56)     (32)       15      (59)     (44)
MULTIMANAGER AGGRESSIVE EQUITY.........................       B           14      (17)      (3)        6      (22)     (16)

MULTIMANAGER CORE BOND.................................       A           34      (23)      11        36      (26)      10
MULTIMANAGER CORE BOND.................................       B           43      (79)     (36)       31      (43)     (12)

MULTIMANAGER MID CAP GROWTH............................       A            1       (2)      (1)       --       (3)      (3)
MULTIMANAGER MID CAP GROWTH............................       B            5      (33)     (28)        9      (18)      (9)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                   2017                        2016
                                                                        --------------------------  --------------------------
                                                                         UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                        ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                      SHARE CLASS**     (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                   -------------------- ------- -------- ---------- ------- -------- ----------

MULTIMANAGER MID CAP VALUE........................          A               2       (6)      (4)        4       (5)      (1)
MULTIMANAGER MID CAP VALUE........................          B               6      (39)     (33)        5      (22)     (17)

MULTIMANAGER TECHNOLOGY...........................          A              37      (38)      (1)       25      (27)      (2)
MULTIMANAGER TECHNOLOGY...........................          B              34      (26)       8        23      (40)     (17)

NATURAL RESOURCES PORTFOLIO.......................       CLASS II         196     (180)      16        40      (24)      16

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO...    ADVISOR CLASS        29      (18)      11        27      (23)       4

PIMCO REAL RETURN PORTFOLIO.......................    ADVISOR CLASS        83      (63)      20        78      (94)     (16)

PIMCO TOTAL RETURN PORTFOLIO......................    ADVISOR CLASS       130     (132)      (2)      161     (176)     (15)

T. ROWE PRICE EQUITY INCOME PORTFOLIO - II........       CLASS II          18      (21)      (3)       21      (65)     (44)

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II......       CLASS II          48      (39)       9        53      (39)      14

TARGET 2015 ALLOCATION............................          B              44      (24)      20         3       (1)       2

TARGET 2025 ALLOCATION............................          B              68      (18)      50        26       (6)      20

TARGET 2035 ALLOCATION............................          B              28       (6)      22        11       (5)       6

TARGET 2045 ALLOCATION............................          B              25      (12)      13         6       (7)      (1)

TARGET 2055 ALLOCATION............................          B               8       (2)       6         2       --        2

TEMPLETON DEVELOPING MARKETS VIP FUND.............       CLASS 2           87      (54)      33        29      (26)       3

TEMPLETON GLOBAL BOND VIP FUND....................       CLASS 2          150      (93)      57       100     (100)      --

TEMPLETON GROWTH VIP FUND.........................       CLASS 2            5       (6)      (1)        6       (8)      (2)

VANECK VIP GLOBAL HARD ASSETS FUND................    CLASS S SHARES       50      (54)      (4)       84      (76)       8

VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX
 PORTFOLIO........................................ INVESTOR SHARE CLASS     7       (7)      --         6      (12)      (6)

-----------
The accompanying notes are an integral part of these financial statements.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
The -- on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

                                    FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account FP ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 -- Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series(R), AXA Premier VIP Trust ("VIP"), BlackRock Variable Series Funds, Inc., EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Funds Variable Insurance Portfolios, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, MFS(R) Variable Insurance Trusts, PIMCO Variable Insurance Trust, T. Rowe Price Equity Series, Inc., The Prudential Series Fund, Van Eck VIP Trust, and Vanguard Variable Insurance Fund (collectively, "the Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the Variable Investment Options listed below. The Account presents, for each of these Variable Investment Options, a Statement of Assets and Liabilities as of December 31, 2017, a Statement of Operations for the year or period ended December 31, 2017, and a Statement of Changes in Net Assets for the years or periods ended December 31, 2017 and 2016, except as otherwise indicated below:
     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
  .   Invesco V.I. Diversified Dividend Fund
  .   Invesco V.I. Global Real Estate Fund
  .   Invesco V.I. International Growth Fund
  .   Invesco V.I. Mid Cap Core Equity Fund
  .   Invesco V.I. Small Cap Equity Fund

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  .   American Century VP Mid Cap Value Fund

     AMERICAN FUNDS INSURANCE SERIES(R)
  .   American Funds Insurance Series(R) Global Small Capitalization Fund/SM/
  .   American Funds Insurance Series(R) New World Fund(R)

     AXA PREMIER VIP TRUST*
  .   AXA Aggressive Allocation
  .   AXA Conservative Allocation
  .   AXA Conservative-Plus Allocation
  .   AXA Moderate Allocation
  .   AXA Moderate-Plus Allocation
  .   Charter/SM/ Multi-Sector Bond
  .   Charter/SM/ Small Cap Growth
  .   Charter/SM/ Small Cap Value
  .   Target 2015 Allocation
  .   Target 2025 Allocation
  .   Target 2035 Allocation
  .   Target 2045 Allocation
  .   Target 2055 Allocation

     BLACKROCK VARIABLE SERIES FUNDS, INC.
  .   BlackRock Global Allocation V.I. Fund

     EQ ADVISORS TRUST*
  .   1290 VT Convertible Securities/(1)/
  .   1290 VT Doubleline Dynamic Allocation/(2)/
  .   1290 VT Doubleline Opportunistic Bond/(3) /
  .   1290 VT Equity Income/(4)/
  .   1290 VT Gamco Mergers & Acquisitions/(5)/
  .   1290 VT Gamco Small Company Value/(6)/
  .   1290 VT SmartBeta Equity/(7) /
  .   1290 VT Socially Responsible
  .   All Asset Growth-Alt 20
  .   AXA 400 Managed Volatility
  .   AXA 500 Managed Volatility
  .   AXA 2000 Managed Volatility
  .   AXA Balanced Strategy
  .   AXA Conservative Growth Strategy
  .   AXA Conservative Strategy
  .   AXA Global Equity Managed Volatility
  .   AXA Growth Strategy
  .   AXA International Core Managed Volatility
  .   AXA International Managed Volatility
  .   AXA International Value Managed Volatility
  .   AXA Large Cap Core Managed Volatility
  .   AXA Large Cap Growth Managed Volatility
  .   AXA Large Cap Value Managed Volatility
  .   AXA Mid Cap Value Managed Volatility
  .   AXA Moderate Growth Strategy
  .   AXA/AB Small Cap Growth
  .   AXA/Clearbridge Large Cap Growth
  .   AXA/Janus Enterprise
  .   AXA/Loomis Sayles Growth
  .   EQ/BlackRock Basic Value Equity
  .   EQ/Capital Guardian Research

                                    FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

1. Organization (Continued)

  .   EQ/Common Stock Index
  .   EQ/Core Bond Index
  .   EQ/Equity 500 Index
  .   EQ/Global Bond PLUS
  .   EQ/Intermediate Government Bond
  .   EQ/International Equity Index
  .   EQ/Invesco Comstock
  .   EQ/JPMorgan Value Opportunities
  .   EQ/Large Cap Growth Index
  .   EQ/Large Cap Value Index
  .   EQ/MFS International Growth
  .   EQ/Mid Cap Index
  .   EQ/Money Market
  .   EQ/PIMCO Ultra Short Bond
  .   EQ/Quality Bond PLUS
  .   EQ/Small Company Index
  .   EQ/T. Rowe Price Growth Stock
  .   EQ/UBS Growth & Income
  .   Multimanager Aggressive Equity
  .   Multimanager Core Bond
  .   Multimanager Mid Cap Growth
  .   Multimanager Mid Cap Value
  .   Multimanager Technology

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
  .   Fidelity(R) VIP Asset Manager: Growth Portfolio
  .   Fidelity(R) VIP Contrafund(R) Portfolio
  .   Fidelity(R) VIP Equity-Income Portfolio
  .   Fidelity(R) VIP Government Money Market Portfolio
  .   Fidelity(R) VIP Growth & Income Portfolio
  .   Fidelity(R) VIP High Income Portfolio
  .   Fidelity(R) VIP Investment Grade Bond Portfolio
  .   Fidelity(R) VIP Mid Cap Portfolio
  .   Fidelity(R) VIP Value Portfolio
  .   Fidelity(R) VIP Value Strategies Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
  .   Franklin Mutual Shares VIP Fund
  .   Franklin Rising Dividends VIP Fund
  .   Franklin Small Cap Value VIP Fund
  .   Franklin Strategic Income VIP Fund
  .   Templeton Developing Markets VIP Fund
  .   Templeton Global Bond VIP Fund
  .   Templeton Growth VIP Fund

     GOLDMAN SACHS VARIABLE INSURANCE TRUST
  .   Goldman Sachs VIT Mid Cap Value Fund

     IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
  .   Ivy VIP Dividend Opportunities
  .   Ivy VIP Energy
  .   Ivy VIP High Income
  .   Ivy VIP Mid Cap Growth
  .   Ivy VIP Science And Technology
  .   Ivy VIP Small Cap Growth

     LAZARD RETIREMENT SERIES, INC.
  .   Lazard Retirement Emerging Markets Equity Portfolio

     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  .   Clearbridge Variable Mid Cap Portfolio

     MFS(R) VARIABLE INSURANCE TRUSTS
  .   MFS(R) International Value Portfolio
  .   MFS(R) Investors Trust Series
  .   MFS(R) Massachusetts Investors Growth Stock Portfolio
  .   MFS(R) Utilities Series

     PIMCO VARIABLE INSURANCE TRUST
  .   PIMCO CommodityRealReturn(R) Strategy Portfolio
  .   PIMCO Real Return Portfolio
  .   PIMCO Total Return Portfolio

     T. ROWE PRICE EQUITY SERIES, INC.
  .   T. Rowe Price Equity Income Portfolio - II
  .   T. Rowe Price Health Sciences Portfolio - II

     THE PRUDENTIAL SERIES FUND
  .   Natural Resources Portfolio

     VANECK VIP TRUST
  .   VanEck VIP Global Hard Assets Fund

     VANGUARD VARIABLE INSURANCE FUND
  .   Vanguard Variable Insurance Fund - Equity Index Portfolio


  (1)Formerly known as EQ/Convertible Securities.
  (2)Formerly known as All Asset Moderate Growth - Alt 15.
  (3)Formerly known as AXA/DoubleLine Opportunistic Core Plus Bond.
  (4)Formerly known as EQ/Boston Advisors Equity Income.

  (5)Formerly known as EQ/GAMCO Mergers and Acquisitions.
  (6)Formerly known as EQ/GAMCO Small Company Value.
  (7)Formerly known as AXA SmartBeta Equity.

   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

                                    FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

1. Organization (Concluded)


   The Account is used to fund benefits for the following Variable Life products (collectively, the "Contracts"):

 .   Accumulator Life                   .   IL Legacy II
 .   Incentive Life                     .   IL Legacy III
 .   Incentive Life 2000                .   IL Protector/SM/
 .   Incentive Life Sales (1999 and     .   Incentive Life COLI
     after)                             .   Incentive Life COLI '04
 .   Incentive Life '02                 .   Champion 2000
 .   Incentive Life '06                 .   Survivorship 2000
 .   Incentive Life(R) Optimizer        .   Survivorship Incentive Life 1999
 .   Incentive Life Optimizer. II       .   Survivorship Incentive Life '02
 .   Incentive Life Optimizer. III      .   Survivorship Incentive Life(R)
 .   Incentive Life Plus/SM/                Legacy
 .   Incentive Life Plus Original       .   SP-Flex
     Series                             .   Corporate Owned Incentive Life(R)
 .   Paramount Life
 .   IL Legacy

   The Incentive Life 2000, Champion 2000 and Survivorship 2000 Contracts are herein referred to as the "Series 2000 Policies." Incentive Life Plus/SM/ Contracts offered with a prospectus dated on or after September 15, 1995, are referred to as "Incentive Life Plus/SM/." Incentive Life Plus Contracts issued with a prior prospectus are referred to as "Incentive Life Plus Original Series."

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable and (2) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation of units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

   In the normal course of business, AXA Equitable may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS:

   Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

                                    FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

2. Significant Accounting Policies (Concluded)


   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

   Investment transactions are recorded on the trade date. Dividend income and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss ) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

   DUE TO AND DUE FROM:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   ACCUMULATION NONUNITIZED:

   Accumulation nonunitized represents a product offered based upon a dollar amount (starting at $1) rather than units. It is similar to Accumulation Units accounts, which are based upon units, as the dollar amount of the Contractowner account changes with the investment activity of the Variable Investment Option the Contract is invested in, net of contract charges.

   CONTRACT PAYMENTS AND TRANSFERS:

   Payments received from Contractowners represent participant contributions under the Contracts reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to the Variable Investment Options, and (except for SP-Flex Contracts), to the guaranteed interest account of AXA Equitable's General Account, and/or index fund options of Separate Account No. 67.

   Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account, and/or index fund options of Separate Account No. 67. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

   TAXES:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 -- Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 -- Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

                                    FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

3. Fair Value Disclosures (Concluded)


   Level 3 -- Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4. Purchases and Sales of Portfolio

   The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2017 were as follows:

                                                              PURCHASES     SALES
                                                             ----------- -----------
1290 VT Convertible Securities.............................. $   688,313 $    76,163
1290 VT DoubleLine Dynamic Allocation.......................   3,061,847     587,713
1290 VT DoubleLine Opportunistic Bond.......................     223,368      20,905
1290 VT Equity Income.......................................   3,587,928   2,172,395
1290 VT Gamco Mergers & Acquisitions........................   3,541,383   2,253,110
1290 VT Gamco Small Company Value...........................  32,229,515  20,265,579
1290 VT SmartBeta Equity....................................     436,614      69,715
1290 VT Socially Responsible................................   1,851,746   1,042,905
All Asset Growth-Alt 20.....................................   4,792,231   4,488,053
American Century VP Mid Cap Value Fund......................  12,785,864  11,950,075
American Funds Insurance Series(R) Global Small
 Capitalization Fund/SM/....................................   3,078,183   1,035,732
American Funds Insurance Series(R) New World Fund(R)........   4,050,624   1,614,868
AXA 400 Managed Volatility..................................   1,937,390   1,028,198
AXA 500 Managed Volatility..................................   2,797,303   1,169,463
AXA 2000 Managed Volatility.................................   1,687,814     741,607
AXA Aggressive Allocation...................................  17,528,644  16,428,366
AXA Balanced Strategy.......................................   8,088,494   1,483,605
AXA Conservative Allocation.................................   4,361,308   7,757,433
AXA Conservative Growth Strategy............................   1,563,301     653,114
AXA Conservative Strategy...................................     370,202     576,381
AXA Conservative-Plus Allocation............................   6,126,584   6,637,995
AXA Global Equity Managed Volatility........................   4,814,527  17,589,764
AXA Growth Strategy.........................................   7,635,476   1,576,416
AXA International Core Managed Volatility...................   3,079,157  11,098,355
AXA International Managed Volatility........................   1,037,593     377,441
AXA International Value Managed Volatility..................   4,990,397  10,061,983
AXA Large Cap Core Managed Volatility.......................   3,505,125   3,127,496
AXA Large Cap Growth Managed Volatility.....................  26,113,101  26,263,555
AXA Large Cap Value Managed Volatility......................  12,645,478  38,033,962
AXA Mid Cap Value Managed Volatility........................  20,010,466  21,326,133
AXA Moderate Allocation.....................................  56,044,398  88,313,842
AXA Moderate Growth Strategy................................  11,231,764   7,120,668
AXA Moderate-Plus Allocation................................  44,347,394  43,503,147
AXA/AB Small Cap Growth.....................................  24,021,528  26,704,500
AXA/ClearBridge Large Cap Growth............................  15,488,792  14,833,678
AXA/Janus Enterprise........................................   9,456,010   6,892,287
AXA/Loomis Sayles Growth....................................   8,091,394   6,188,838
BlackRock Global Allocation V.I. Fund.......................   1,315,209   1,910,729
Charter/SM/ Multi-Sector Bond...............................   5,370,732  15,642,692
Charter/SM/ Small Cap Growth................................   2,180,299   1,774,069
Charter/SM/ Small Cap Value.................................   2,220,537   4,114,280
ClearBridge Variable Mid cap Portfolio......................     330,803      19,907
EQ/BlackRock Basic Value Equity.............................  14,547,219  27,091,285

                                    FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

4. Purchases and Sales of Portfolio (Continued)

                                                              PURCHASES      SALES
                                                             ------------ ------------
EQ/Capital Guardian Research................................ $ 14,290,596 $ 13,678,491
EQ/Common Stock Index.......................................   56,503,464  172,696,701
EQ/Core Bond Index..........................................   34,532,810   35,728,224
EQ/Equity 500 Index.........................................  101,604,566  124,020,758
EQ/Global Bond Plus.........................................    2,701,623    3,455,355
EQ/Intermediate Government Bond.............................   16,421,488   18,175,192
EQ/International Equity Index...............................   40,795,581   35,534,640
EQ/Invesco Comstock.........................................    6,295,546    4,574,280
EQ/JPMorgan Value Opportunities.............................   18,140,590    7,993,732
EQ/Large Cap Growth Index...................................   14,830,050   14,504,335
EQ/Large Cap Value Index....................................    6,874,810    4,546,356
EQ/MFS International Growth.................................    8,786,535    6,411,621
EQ/Mid Cap Index............................................   42,794,121   19,364,549
EQ/Money Market.............................................  175,661,650  181,325,659
EQ/PIMCO Ultra Short Bond...................................    6,318,678    4,233,433
EQ/Quality Bond Plus........................................    4,634,317   16,274,925
EQ/Small Company Index......................................   23,528,886   12,012,104
EQ/T. Rowe Price Growth Stock...............................   30,173,006   14,194,261
EQ/UBS Growth & Income......................................    6,700,768    3,617,531
Fidelity(R) VIP Asset Manager: Growth Portfolio.............      295,413      133,392
Fidelity(R) VIP Contrafund(R) Portfolio.....................   17,974,709   12,043,417
Fidelity(R) VIP Equity-Income Portfolio.....................      569,865      496,936
Fidelity(R) VIP Government Money Market Portfolio...........      598,565      841,467
Fidelity(R) VIP Growth & Income Portfolio...................    3,773,035    3,383,902
Fidelity(R) VIP High Income Portfolio.......................    1,306,726      917,301
Fidelity(R) VIP Investment Grade Bond Portfolio.............   20,775,820   13,935,494
Fidelity(R) VIP Mid Cap Portfolio...........................    9,327,338    5,518,912
Fidelity(R) VIP Value Portfolio.............................      229,049      233,824
Fidelity(R) VIP Value Strategies Portfolio..................      254,199       36,784
Franklin Mutual Shares VIP Fund.............................    2,043,526    1,838,710
Franklin Rising Dividends VIP Fund..........................    8,287,995   11,121,856
Franklin Small Cap Value VIP Fund...........................    5,633,422    4,795,439
Franklin Strategic Income VIP Fund..........................    7,583,758    4,189,882
Goldman Sachs VIT Mid Cap Value Fund........................    5,383,442    3,527,329
Invesco V.I. Diversified Dividend Fund......................    4,222,648    3,395,895
Invesco V.I. Global Real Estate Fund........................    7,796,537    7,430,499
Invesco V.I. International Growth Fund......................   12,837,671   10,801,318
Invesco V.I. Mid Cap Core Equity Fund.......................      809,005      780,828
Invesco V.I. Small Cap Equity Fund..........................    1,438,337      546,394
Ivy VIP Dividend Opportunities..............................      409,656      229,519
Ivy VIP Energy..............................................    4,754,803    6,567,860
Ivy VIP High Income.........................................   10,458,709    6,640,554
Ivy VIP Mid Cap Growth......................................    4,905,070    5,509,462
Ivy VIP Science And Technology..............................   13,864,833   10,629,968
Ivy VIP Small Cap Growth....................................    3,621,085    1,804,587
MFS(R) Utilities Series.....................................   19,730,804   13,076,614
MFS(R) International Value Portfolio........................   26,499,243   15,224,482
MFS(R) Investors Trust Series...............................    1,841,207      943,754
MFS(R) Massachusetts Investors Growth Stock Portfolio.......    1,624,484    1,442,803
MFS(R) Utilities Series.....................................      497,686    1,004,473
Multimanager Aggressive Equity..............................    6,782,699   37,058,774
Multimanager Core Bond......................................   10,029,910   15,711,519
Multimanager Mid Cap Growth.................................    3,673,842    8,076,068
Multimanager Mid Cap Value..................................    2,092,795   11,628,383

                                    FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

4. Purchases and Sales of Portfolio (Concluded)

                                                                PURCHASES     SALES
                                                               ----------- -----------
Multimanager Technology....................................... $28,573,025 $17,787,032
Natural Resources Portfolio...................................  10,143,944   9,722,170
PIMCO CommodityRealReturn(R) Strategy Portfolio...............   3,039,513   1,198,040
PIMCO Real Return Portfolio...................................   5,926,823   6,043,768
PIMCO Total Return Portfolio..................................  12,470,259  11,677,007
T. Rowe Price Equity Income Portfolio - II....................   4,887,339   3,988,042
T. Rowe Price Health Sciences Portfolio - II..................   3,679,609   3,051,830
Target 2015 Allocation........................................   2,269,588     766,185
Target 2025 Allocation........................................   6,373,404   1,497,579
Target 2035 Allocation........................................   2,060,040     430,373
Target 2045 Allocation........................................   2,412,630   1,601,215
Target 2055 Allocation........................................     419,830     161,012
Templeton Developing Markets VIP Fund.........................   9,737,392   5,990,228
Templeton Global Bond VIP Fund................................   9,748,501   6,215,167
Templeton Growth VIP Fund.....................................     841,440     911,122
VanEck VIP Global Hard Assets Fund............................   3,955,881   4,255,740
Vanguard Variable Insurance Fund - Equity Index Portfolio.....   2,217,574   1,735,356

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT and VIP issue Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management and advisory services and other Portfolio expenses. Class A and Class B are also subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by the EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

   AXA Equitable Funds Management Group, LLC ("FMG LLC"), a wholly-owned subsidiary of AXA Equitable serves as investment manager of the Portfolios of EQAT and VIP. FMG LLC either (1) contracts with and oversees the activities of the investment sub-advisors with respect to the Portfolios and is responsible for retaining and discontinuing the services of those sub-advisors or (2) directly manages the Portfolios. FMG LLC receives management fees for services performed in its capacity as investment manager of the Portfolios of EQAT and VIP, and pays fees to the sub-advisors for sub-advisory services to the respective Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.46% to a high of 1.45% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' investment in the Portfolios. These fees and payments range from 0.00% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the AXA/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index, as well as a portion of AXA Large Cap Value Managed Volatility, EQ/Quality Bond PLUS, Multimanager

                                    FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

5. Expenses and Related Party Transactions (Concluded)

   Aggressive Equity, and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network") or its subsidiaries. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell Contracts for these companies are appointed as agents of AXA Equitable and are registered representatives of the agencies and affiliated broker-dealer. AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.

   AXA Equitable serves as the transfer agent for EQAT and VIP.

6. Reorganization

   In May 2017, pursuant to an Agreement and Plan of Reorganization and Termination, as approved by contractholders, All Asset Growth-Alt 20 (the "Surviving Portfolio") acquired the net assets of All Asset Aggressive-Alt 25 (the "Removed Portfolio"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolio (the "Removed Investment Option") were replaced with the Variable Investment Options that invest in the Surviving Portfolio (the "Surviving Investment Option"). For accounting purposes, these reorganizations were treated as a merger.

-------------------------------------------------------------------------------
                          REMOVED PORTFOLIO            SURVIVING PORTFOLIO
-------------------------------------------------------------------------------
 MAY 19, 2017             ALL ASSET AGGRESSIVE-ALT 25  ALL ASSET GROWTH-ALT 20
-------------------------------------------------------------------------------
Shares -- Class B                              496,159                1,323,456
Value -- Class B          $                      12.58 $                  20.09
Net Assets Before Merger  $                  6,242,639 $             20,339,358
Net Assets After Merger   $                         -- $             26,581,997
Unrealized Loss           $                    347,214

   In 2016, there were no reorganizations within the Variable Investment Options of the Account.

7. Asset-based Charges and Contractowner Charges

   The table below lists the charges for each product. These charges are reflected as "Asset-based Charges" in the Statement of Operations or as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                                             MORTALITY AND
                                                             EXPENSE RISKS     MORTALITY  ADMINISTRATIVE   TOTAL
                                                             -------------    ---------   --------------   ------

Accumulator Life............................................   varies/(b)(d)/ varies/(b)/   varies/(b)(f)/ varies

Incentive Life, Champion 2000...............................    0.60%/(a)/           --            --       0.60%

Incentive Life 2000, Incentive Life 1999, Incentive Life
 Plus.......................................................    0.60%/(l)(n)/        --            --       0.60%

Incentive Life '02..........................................   varies/(b)(g)/        --            --       0.80%

Incentive Life '06..........................................    0.85%/(b)(e)/        --            --       0.85%

Survivorship Incentive Life '02.............................    0.90%/(b)(m)/        --            --       0.90%

Paramount Life..............................................    0.60%/(a)/           --            --       0.60%

Incentive Life Plus Original Series.........................    0.60%/(b)(l)/        --            --       0.60%

                                    FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Asset-based Charges and Contractowner Charges (Continued)

                                                              MORTALITY AND
                                                              EXPENSE RISKS     MORTALITY  ADMINISTRATIVE TOTAL
                                                             -------------      ---------  -------------- -----

Incentive Life COLI.........................................   0.60%/(b)/             --            --    0.60%

Incentive Life COLI '04.....................................   0.75%/(b)(c)/          --            --    0.75%

Survivorship Incentive Life 1999............................   0.60%/(a)/             --            --    0.60%

Survivorship 2000...........................................   0.90%/(a)/             --            --    0.90%

IL Legacy...................................................   1.75%/(b)(h)/          --            --    1.75%

IL Legacy II................................................   0.85%/(b)(i)(l)/       --            --    0.85%

IL Legacy III...............................................   0.85%/(b)(i)(l)/       --            --    0.85%

IL Protector................................................   0.80%/(a)/             --            --    0.80%

SP-Flex.....................................................   0.85%/(a)/       0.60%/(a)/    0.35%/(a)/  1.80%

Incentive Life(R) Optimizer.................................   0.85%/(b)(e)(l)/       --            --    0.85%

Incentive Life Optimizer II.................................   0.85%/(b)(e)(l)/       --            --    0.85%

Incentive Life Optimizer III................................   0.60%/(b)(l)(o)/       --            --    0.60%

Survivorship Incentive Life(R) Legacy.......................   0.55%/(b)(j)/          --            --    0.55%

Corporate Owned Incentive Life(R)...........................   0.35%/(b)(k)(l)/       --            --    0.35%

   ----------
  (a)Charged to daily net assets of the Account.
  (b)Charged to Contractowners Account and is included in Transfer for contract benefits and terminations in the Statements of Changes in Net Assets.
  (c)Policy years 1-5 0.75% (1.00% maximum) Policy years 6-20 0.55% (0.75%
     maximum) Policy years 21+ 0.35% (0.50% maximum)
  (d)Varies by age, sex, class. The highest current charge is 1.21%. Policy years 1-10 0.71% to 1.46% maximum Policy years 11+ 0.30% to 0.50% maximum
  (e)Policy years 1-8 0.85% (1.00% maximum) Policy years 9-10 0.00% (1.00%
     maximum) Policy years 11+ 0.00% (0.50% maximum)
  (f)Policy years 1-10 0.72% to 1.73% Policy years 11+ 0.11% to 0.32%
  (g)Policy years 1-15 0.80%, 0.70% or 0.60% depending (0.80% maximum) Policy years 16+ 0.30% or 0.20% depending (0.50% maximum)
  (h)Policy years 1-10 1.75% (maximum and current) Policy years 11-20 0.25% (0.50% maximum) Policy Years 21+ 0.00% (0.50% maximum)
  (i)Policy years 1-15 0.85% (maximum and current) Policy years 16+ 0.00% (0.85% maximum) For policies with the ENLG rider, there is an additional charge of 0.15% deducted while the rider is in effect.
  (j)Policy years 1-15 0.55% (maximum and current) Policy years 16+ 0.05% (0.55% maximum) For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.
  (k)Policy years 1-10 0.15% (0.50% maximum); however, 0.35% (0.50% maximum) of any account value allocated to MSO segments. Policy years 11+ 0.10% (0.35% maximum)
  (l)For policies with MSO, there is an additional charge of 1.40% (2.40% maximum) of any policy account value allocated to each segment.
  (m)Policy year 1-15 0.90% (maximum and current) Policy year 16+ 0.60% or 0.30% depending (0.90% maximum)
  (n)Charged to daily net assets of the Account for all investment options except MSO. However, for any account value allocated to MSO segments, the M & E is charged to Contract owners Account.
  (o)Policy years 1-8 0.60% (current) Policy years 1-10 1.00% (maximum) Policy years 8+ 0.00% (current) Policy years 11+ 0.50% (maximum)

   The Accumulator Life Program utilizes two insurance products -- a single premium fixed annuity contract and a flexible premium variable life insurance policy. The Program is designed to provide a simple method to purchase a variable life insurance policy with a single purchase payment. The Accumulator Life mortality and expense guaranteed risk charges are 0.71% to 1.46% in years 1 to 10 and 0.30% to 0.50% in years 11 and beyond. The current mortality and expense risk charges are lower than the guaranteed charges. The highest current charge is 1.21%. Beginning in year 11, the current rates are scheduled to decrease further. As Accumulator Life was first offered in 2004, future decreases have not yet taken effect. The Accumulator Life guaranteed administrative charges vary in years 1 to 10 from 0.72% to 1.73% of the Policy Account Value, depending on age, sex, and class. The current and guaranteed basis charges are equal. Beginning in policy year 11 the administrative rates are guaranteed to decrease. The Accumulator Life current cost of insurance charges vary in years 1 to 10 from 1.27% to 2.42% of the greater of (1) the Policy Account Value and
   (2) the Mortality Charge Base (accumulation of the 7-pay premiums due, up to that time at 4%), depending on the age, sex, and class. Beginning in policy year 11 the current cost of insurance charges decrease on a current basis. The cost of insurance charge is capped at the guaranteed cost of insurance rate times the Net Amount of Risk.

   The Incentive Life '02 mortality and expense risk charge of 0.80%, 0.70% or 0.60% will be in effect for the first 15 policy years depending upon the value of the Contractowner's Variable Investment Options. For policy years 16 and later the charge is currently 0.30% or 0.20%,

                                    FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Asset-based Charges and Contractowner Charges (Continued)

   depending upon the value of the Contractowner's Variable Investment Options. The Survivorship Incentive Life '02 mortality and expense risk charge of 0.90% will be in effect for the first 15 policy years. For policy years 16 and later the charge is currently 0.60% and 0.30% depending upon the value of the Contractowner's Variable Investment Options. The current mortality and expense risk charges are lower than guaranteed charges.

   The Incentive Life Legacy mortality and expense risk charge of 1.75% will be in effect for the first ten policy years on a current and guaranteed basis. For policy years 11-20, the charge is currently 0.25% and for policy years 21 and later, it is 0.00%. In policy years 11 and later the current mortality and expense risk charges are lower than guaranteed charges.

   The Incentive Life '06, Incentive Life(R) Optimizer and Incentive Life Optimizer II mortality and expense risk charge of 0.85% will be in effect for the first eight policy years on a current basis. For policy years 9 and later, no charge is deducted on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

   The Incentive Life Optimizer III mortality and expense risk charge of 0.60% will be in effect for the first eight policy years on a current basis. For policy years 9 and later, no charge is deducted on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

   The Incentive Life Legacy II and Incentive Life Legacy III mortality and expense risk charge of 0.85% will be in effect for the first fifteen policy years on a current basis. For policy years 16 and later, no charge is deducted on a current basis. The current mortality and expense risk charges for policy years 16 and later are lower than the guaranteed charges.

   The Survivorship Incentive Life(R) Legacy mortality and expense risk charge of 0.55% will be in effect for the first fifteen policy years. For policy years sixteen and later the charge is currently 0.05%. The current mortality and expense risk charges are lower than the guaranteed charges. For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.

   The Corporate Owned Incentive Life(R) mortality and expense risk charge of 0.15% (0.35% of any account value allocated to MSO segments) will be in effect for the first ten policy years on a current basis. For policy years 11 and later, the charge will be 0.10% on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

   For IL 2000, IL Plus, IL Plus Original Series, IL 99, IL Optimizer, IL Optimizer II, IL Legacy II, IL Legacy III, IL Optimizer III and Corporate Owned Incentive Life(R) policies, there is an additional charge of 1.40% of any policy account value allocated to each segment of the Market Stabilizer Option on a current basis. The current percentage charge for MSO is lower than the guaranteed charge.

   Before amounts are remitted to the Account for Incentive Life, IL Plus Original Series, IL Protector, Incentive Life Plus, Incentive Life COLI, Incentive Life COLI '04, Corporate Owned Incentive Life, and the Series 2000 Policies, AXA Equitable deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium charge (Incentive Life Plus, Survivorship Incentive Life 1999, Survivorship Incentive Life '02, Incentive Life 1999, Incentive Life '02, Incentive Life '06, Incentive Life Legacy, Paramount Life, IL Protector, Incentive Life COLI '04, IL Optimizer, IL Optimizer II, SIL Legacy, IL Legacy II, IL Legacy III, Corporate Owned Incentive Life, and Series 2000 Policies) from premiums.

   Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

   Contractowners' accounts are assessed monthly by AXA Equitable for mortality cost of insurance and optional rider benefit charges and administrative charges. SP-Flex mortality and expense and administrative charges are deducted daily. These charges are withdrawn from the Accounts along with amounts for additional benefits and are included in Transfers for contract benefits and terminations and Contract maintenance charges. Policy loans are reported in the Statements of Changes in Net Assets, in Transfers between Variable Investment Options including guaranteed interest account, net. Surrenders are included in the Transfers for contract benefits and terminations.

                                    FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Asset-based Charges and Contractowner Charges (Concluded)


   The table below lists all the fees charged by the Separate Account assessed as a redemption of units (except for those deducted from premium as noted); the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract, election of riders, or Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                             WHEN CHARGE
               CHARGES                       IS DEDUCTED                           AMOUNT DEDUCTED
                -------                       -----------                          ---------------

Riders                                  Monthly                 Amount varies depending on the specifics of your
                                                                policy. Depending on the rider, may be additional
                                                                charges deducted from premiums and upon exercise
                                                                of a policy continuation benefit.

Death Benefit Guarantee (Guaranteed     Monthly                 LOW - $0.01 for each $1,000 of face amount of the
Minimum Death Benefit Charge)                                   policy
                                                                HIGH - $0.02 for each $1,000 of face amount of the
                                                                policy

Charge for State and Local Tax Expense  At time of premium      Varies by state of residence of insured person.
                                        payment

Charge for Federal Tax Expenses         At time of premium      1.25%
                                        payment

Premium Charge                          At time of premium      Depending on the policy, varies from a flat fee of $2
                                        payment                 to $250 to a range of 2.25% to 30% of premiums

Monthly administrative charges          Monthly                 LOW - $8 per month
                                                                HIGH - Depending on face amount, policyholder
                                                                age at issue and policy year, up to $55 per month.
                                                                Depending on the policy, may also be a charge per
                                                                $1,000 of face amount ranging from $0.03 to $0.70

Cost of Insurance (COI) and Rating      Monthly                 Amount varies depending upon specifics of policy.
charge                                                          COI based upon amount at risk. Rating Charge
                                                                based upon face amount of insurance.

Surrender, termination or decrease in   At time of transaction  The amount of surrender charges if applicable is set
face amount of policy during the first                          forth in your policy.
10 or 15 years depending on Contract

Partial Withdrawal                      At time of transaction  $25 (or if less, 2% of the withdrawal), if applicable


Increase in policy's face amount        At time of transaction  $1.50 for each $1,000 of the increase (but not more than $250 in total), if applicable

Administrative Surrender Charge         At time of transaction  $2 to $6 per 1,000 depending on issue age which after the third year declines if applicable
                                                                Depending on the policy, may also be a charge per
                                                                policy ranging from $450 to $540 which after the
                                                                third year declines

Transfers among investment options      At time of transaction  LOW - $25 after 12 transfers if applicable
                                                                HIGH - $25 per transfer

                   AMOUNT DEDUCTED                         HOW DEDUCTED
                   ---------------                          ------------

Amount varies depending on the specifics of your policy. Depending on the rider, may be additional charges deducted from premiums and upon exercise of a policy continuation benefit.

LOW - $0.01 for each $1,000 of face amount of the policy
HIGH - $0.02 for each $1,000 of face amount of the policy

Varies by state of residence of insured person.


1.25%


Depending on the policy, varies from a flat fee of $2 to $250 to a range of 2.25% to 30% of premiums

LOW - $8 per month                                     Unit liquidation from
HIGH - Depending on face amount, policyholder          account value
age at issue and policy year, up to $55 per month.
Depending on the policy, may also be a charge per
$1,000 of face amount ranging from $0.03 to $0.70

Amount varies depending upon specifics of policy.      Unit liquidation from
COI based upon amount at risk. Rating Charge           account value
based upon face amount of insurance.

The amount of surrender charges if applicable is set   Unit liquidation from
forth in your policy.                                  account value


$25 (or if less, 2% of the withdrawal), if applicable  Unit liquidation from account value

$1.50 for each $1,000 of the increase (but not more    Unit liquidation from
than $250 in total), if applicable                     account value

$2 to $6 per 1,000 depending on issue age which        Unit liquidation from
after the third year declines if applicable            account value
Depending on the policy, may also be a charge per
policy ranging from $450 to $540 which after the
third year declines

LOW - $25 after 12 transfers if applicable             Unit liquidation from
HIGH - $25 per transfer                                account value

                                    FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                    YEARS ENDED DECEMBER 31,
                                                ----------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
1290 VT CONVERTIBLE SECURITIES
2017  Lowest contract charge 0.00% Class B       $ 12.73           --               --           --      14.27%
      Highest contract charge 0.60% Class B      $126.04           --               --           --      13.59%
      All contract charges                            --            6          $   605        9.59%          --
2016  Lowest contract charge 0.00% Class B(d)    $ 11.14           --               --           --      10.08%
      Highest contract charge 0.60% Class B(d)   $110.96           --               --           --       9.68%
      All contract charges                            --           --          $     9        9.66%          --
1290 VT DOUBLELINE DYNAMIC ALLOCATION
2017  Lowest contract charge 0.00% Class B       $123.19           --               --           --       9.61%
      Highest contract charge 0.90% Class B      $118.13           --               --           --       8.64%
      All contract charges                            --          258          $12,307        0.61%          --
2016  Lowest contract charge 0.00% Class B       $112.39           --               --           --       8.61%
      Highest contract charge 0.90% Class B      $108.74           --               --           --       7.63%
      All contract charges                            --          190          $ 9,492        1.68%          --
2015  Lowest contract charge 0.00% Class B       $103.48           --               --           --     (3.72)%
      Highest contract charge 0.90% Class B      $101.03           --               --           --     (4.60)%
      All contract charges                            --          134          $ 5,897        1.31%          --
2014  Lowest contract charge 0.00% Class B       $107.48           --               --           --       2.42%
      Highest contract charge 0.90% Class B      $105.90           --               --           --       1.50%
      All contract charges                            --           28          $ 2,538        2.43%          --
2013  Lowest contract charge 0.00% Class B(a)    $104.94           --               --           --       4.19%
      Highest contract charge 0.90% Class B(a)   $104.33           --               --           --       3.62%
      All contract charges                            --            9          $   925        2.85%          --
1290 VT DOUBLELINE OPPORTUNISTIC BOND
2017  Lowest contract charge 0.00% Class B(e)    $102.13           --               --           --       1.58%
      Highest contract charge 0.60% Class B(e)   $101.73           --               --           --       1.20%
      All contract charges                            --            3          $   200        3.42%          --
1290 VT EQUITY INCOME
2017  Lowest contract charge 0.00% Class A       $187.61           --               --           --      15.84%
      Highest contract charge 0.90% Class A      $170.32           --               --           --      14.80%
      All contract charges                            --           32          $ 5,633        1.70%          --
2016  Lowest contract charge 0.00% Class A       $161.95           --               --           --      12.98%
      Highest contract charge 0.90% Class A      $148.36           --               --           --      11.97%
      All contract charges                            --           31          $ 4,827        1.96%          --
2015  Lowest contract charge 0.00% Class A       $143.34           --               --           --     (1.70)%
      Highest contract charge 0.90% Class A      $132.50           --               --           --     (2.59)%
      All contract charges                            --           33          $ 4,517        1.55%          --
2014  Lowest contract charge 0.00% Class A       $145.82           --               --           --       8.67%
      Highest contract charge 0.90% Class A      $136.02           --               --           --       7.70%
      All contract charges                            --           37          $ 5,222        1.56%          --
2013  Lowest contract charge 0.00% Class A       $134.19           --               --           --      31.75%
      Highest contract charge 0.90% Class A      $126.30           --               --           --      30.56%
      All contract charges                            --           45          $ 5,916        1.94%          --

                                    FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
1290 VT EQUITY INCOME
2017  Lowest contract charge 0.00% Class B    $258.51           --               --           --      15.84%
      Highest contract charge 0.60% Class B   $173.85           --               --           --      15.15%
      All contract charges                         --           71          $17,017        1.70%          --
2016  Lowest contract charge 0.00% Class B    $223.16           --               --           --      12.99%
      Highest contract charge 0.60% Class B   $150.98           --               --           --      12.30%
      All contract charges                         --           73          $15,213        1.96%          --
2015  Lowest contract charge 0.00% Class B    $197.51           --               --           --     (1.70)%
      Highest contract charge 0.60% Class B   $134.44           --               --           --     (2.29)%
      All contract charges                         --           79          $14,262        1.55%          --
2014  Lowest contract charge 0.00% Class B    $200.93           --               --           --       8.67%
      Highest contract charge 0.60% Class B   $137.59           --               --           --       8.02%
      All contract charges                         --           82          $15,156        1.56%          --
2013  Lowest contract charge 0.00% Class B    $184.90           --               --           --      31.75%
      Highest contract charge 0.60% Class B   $127.38           --               --           --      30.97%
      All contract charges                         --           82          $13,916        1.94%          --
1290 VT GAMCO MERGERS & ACQUISITIONS
2017  Lowest contract charge 0.00% Class A    $149.14           --               --           --       6.19%
      Highest contract charge 0.00% Class A   $149.14           --               --           --       6.19%
      All contract charges                         --           44          $   988        0.17%          --
2016  Lowest contract charge 0.00% Class A    $140.45           --               --           --       7.69%
      Highest contract charge 0.00% Class A   $140.45           --               --           --       7.69%
      All contract charges                         --           18          $   746        0.01%          --
2015  Lowest contract charge 0.00% Class A    $130.42           --               --           --       2.63%
      Highest contract charge 0.00% Class A   $130.42           --               --           --       2.63%
      All contract charges                         --           21          $   699        0.00%          --
2014  Lowest contract charge 0.00% Class A    $127.08           --               --           --       1.64%
      Highest contract charge 0.00% Class A   $127.08           --               --           --       1.64%
      All contract charges                         --           17          $   633        0.00%          --
2013  Lowest contract charge 0.00% Class A    $125.03           --               --           --      10.98%
      Highest contract charge 0.00% Class A   $125.03           --               --           --      10.98%
      All contract charges                         --           16          $   849        0.42%          --
1290 VT GAMCO MERGERS & ACQUISITIONS
2017  Lowest contract charge 0.00% Class B    $191.34           --               --           --       6.18%
      Highest contract charge 0.90% Class B   $139.27           --               --           --       5.23%
      All contract charges                         --           93          $15,203        0.17%          --
2016  Lowest contract charge 0.00% Class B    $180.20           --               --           --       7.69%
      Highest contract charge 0.90% Class B   $132.35           --               --           --       6.73%
      All contract charges                         --           92          $14,108        0.01%          --
2015  Lowest contract charge 0.00% Class B    $167.33           --               --           --       2.62%
      Highest contract charge 0.90% Class B   $124.01           --               --           --       1.70%
      All contract charges                         --           96          $13,717        0.00%          --
2014  Lowest contract charge 0.00% Class B    $163.06           --               --           --       1.64%
      Highest contract charge 0.90% Class B   $121.94           --               --           --       0.73%
      All contract charges                         --           96          $13,401           --          --
2013  Lowest contract charge 0.00% Class B    $160.43           --               --           --      10.98%
      Highest contract charge 0.90% Class B   $121.06           --               --           --       9.99%
      All contract charges                         --           86          $11,645        0.42%          --
1290 VT GAMCO SMALL COMPANY VALUE
2017  Lowest contract charge 0.00% Class A    $250.51           --               --           --      16.10%
      Highest contract charge 0.00% Class A   $250.51           --               --           --      16.10%
      All contract charges                         --          196          $ 6,619        0.62%          --
2016  Lowest contract charge 0.00% Class A    $215.78           --               --           --      23.27%
      Highest contract charge 0.00% Class A   $215.78           --               --           --      23.27%
      All contract charges                         --          177          $ 6,106        0.51%          --

                                    FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ----------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
1290 VT GAMCO SMALL COMPANY VALUE (CONTINUED)
2015  Lowest contract charge 0.00% Class A       $175.04           --                --          --     (5.70)%
      Highest contract charge 0.00% Class A      $175.04           --                --          --     (5.70)%
      All contract charges                            --          156          $  4,668       0.53%          --
2014  Lowest contract charge 0.00% Class A       $185.62           --                --          --       3.07%
      Highest contract charge 0.00% Class A      $185.62           --                --          --       3.07%
      All contract charges                            --          105          $  4,528       0.28%          --
2013  Lowest contract charge 0.00% Class A       $180.09           --                --          --      39.12%
      Highest contract charge 0.00% Class A      $180.09           --                --          --      39.12%
      All contract charges                            --           63          $  3,445       0.28%          --
1290 VT GAMCO SMALL COMPANY VALUE
2017  Lowest contract charge 0.00% Class B       $440.57           --                --          --      16.10%
      Highest contract charge 0.90% Class B      $261.25           --                --          --      15.05%
      All contract charges                            --          532          $191,106       0.62%          --
2016  Lowest contract charge 0.00% Class B       $379.49           --                --          --      23.27%
      Highest contract charge 0.90% Class B      $227.07           --                --          --      22.17%
      All contract charges                            --          542          $166,766       0.51%          --
2015  Lowest contract charge 0.00% Class B       $307.85           --                --          --     (5.70)%
      Highest contract charge 0.90% Class B      $185.87           --                --          --     (6.55)%
      All contract charges                            --          566          $139,280       0.53%          --
2014  Lowest contract charge 0.00% Class B       $326.46           --                --          --       3.07%
      Highest contract charge 0.90% Class B      $198.90           --                --          --       2.14%
      All contract charges                            --          591          $151,989       0.28%          --
2013  Lowest contract charge 0.00% Class B       $316.74           --                --          --      39.11%
      Highest contract charge 0.90% Class B      $194.73           --                --          --      37.86%
      All contract charges                            --          613          $150,594       0.28%          --
1290 VT SMARTBETA EQUITY
2017  Lowest contract charge 0.00% Class B       $ 12.61           --                --          --      21.72%
      Highest contract charge 0.60% Class B      $124.83           --                --          --      20.99%
      All contract charges                            --           21          $    598       1.84%          --
2016  Lowest contract charge 0.00% Class B(d)    $ 10.36           --                --          --       3.81%
      Highest contract charge 0.60% Class B(d)   $103.17           --                --          --       3.41%
      All contract charges                            --           13          $    181       2.62%          --
1290 VT SOCIALLY RESPONSIBLE
2017  Lowest contract charge 0.00% Class A       $342.77           --                --          --      20.40%
      Highest contract charge 0.00% Class A      $342.77           --                --          --      20.40%
      All contract charges                            --            1          $    308       1.04%          --
2016  Lowest contract charge 0.00% Class A       $284.69           --                --          --       9.96%
      Highest contract charge 0.00% Class A      $284.69           --                --          --       9.96%
      All contract charges                            --            1          $    201       1.28%          --
2015  Lowest contract charge 0.00% Class A       $258.91           --                --          --       0.47%
      Highest contract charge 0.00% Class A      $258.91           --                --          --       0.47%
      All contract charges                            --            1          $    216       1.07%          --
2014  Lowest contract charge 0.00% Class A       $257.71           --                --          --      13.61%
      Highest contract charge 0.00% Class A      $257.71           --                --          --      13.61%
      All contract charges                            --            1          $    177       0.84%          --
2013  Lowest contract charge 0.00% Class A       $226.84           --                --          --      34.33%
      Highest contract charge 0.00% Class A      $226.84           --                --          --      34.33%
      All contract charges                            --            1          $    164       0.78%          --
1290 VT SOCIALLY RESPONSIBLE
2017  Lowest contract charge 0.00% Class B       $214.75           --                --          --      20.40%
      Highest contract charge 0.90% Class B      $181.87           --                --          --      19.32%
      All contract charges                            --           16          $  3,042       1.04%          --
2016  Lowest contract charge 0.00% Class B       $178.36           --                --          --       9.96%
      Highest contract charge 0.90% Class B      $152.42           --                --          --       8.96%
      All contract charges                            --           14          $  2,297       1.28%          --

                                    FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                                  YEARS ENDED DECEMBER 31,
                                                              ----------------------------------------------------------------
                                                                                           ACCUMULATION
                                                                         UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                              UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                              ---------- ----------------- ------------ ------------- --------
1290 VT SOCIALLY RESPONSIBLE (CONTINUED)
2015  Lowest contract charge 0.00% Class B                     $162.21           --               --           --       0.48%
      Highest contract charge 0.90% Class B                    $139.88           --               --           --     (0.43)%
      All contract charges                                          --           11          $ 1,624        1.07%          --
2014  Lowest contract charge 0.00% Class B                     $161.44           --               --           --      13.61%
      Highest contract charge 0.80% Class B                    $142.67           --               --           --      12.70%
      All contract charges                                          --            9          $ 1,403        0.84%          --
2013  Lowest contract charge 0.00% Class B                     $142.10           --               --           --      34.33%
      Highest contract charge 0.80% Class B                    $126.59           --               --           --      33.25%
      All contract charges                                          --            7          $ 1,016        0.78%          --
ALL ASSET GROWTH-ALT 20(F)
2017  Lowest contract charge 0.00% Class B                     $166.45           --               --           --      15.90%
      Highest contract charge 0.90% Class B                    $155.27           --               --           --      14.85%
      All contract charges                                          --          251          $28,921        1.62%          --
2016  Lowest contract charge 0.00% Class B                     $143.62           --               --           --       9.57%
      Highest contract charge 0.90% Class B                    $135.19           --               --           --       8.58%
      All contract charges                                          --          158          $19,692        1.36%          --
2015  Lowest contract charge 0.00% Class B                     $131.08           --               --           --     (3.96)%
      Highest contract charge 0.90% Class B                    $124.51           --               --           --     (4.82)%
      All contract charges                                          --          136          $17,513        0.84%          --
2014  Lowest contract charge 0.00% Class B                     $136.49           --               --           --       2.39%
      Highest contract charge 0.90% Class B                    $130.82           --               --           --       1.47%
      All contract charges                                          --          131          $17,621        1.53%          --
2013  Lowest contract charge 0.00% Class B                     $133.30           --               --           --      14.13%
      Highest contract charge 0.90% Class B                    $128.92           --               --           --      13.10%
      All contract charges                                          --          112          $14,861        1.46%          --
AMERICAN CENTURY VP MID CAP VALUE FUND
2017  Lowest contract charge 0.00% Class II                    $250.02           --               --           --      11.47%
      Highest contract charge 0.90% Class II                   $233.24           --               --           --      10.47%
      All contract charges                                          --          400          $55,730        1.41%          --
2016  Lowest contract charge 0.00% Class II                    $224.30           --               --           --      22.72%
      Highest contract charge 0.90% Class II                   $211.14           --               --           --      21.62%
      All contract charges                                          --          345          $50,916        1.58%          --
2015  Lowest contract charge 0.00% Class II                    $182.78           --               --           --     (1.58)%
      Highest contract charge 0.90% Class II                   $173.61           --               --           --     (2.47)%
      All contract charges                                          --          269          $33,842        1.51%          --
2014  Lowest contract charge 0.00% Class II                    $185.71           --               --           --      16.24%
      Highest contract charge 0.90% Class II                   $178.00           --               --           --      15.19%
      All contract charges                                          --          222          $30,533        1.04%          --
2013  Lowest contract charge 0.00% Class II                    $159.77           --               --           --      29.89%
      Highest contract charge 0.90% Class II                   $154.53           --               --           --      28.73%
      All contract charges                                          --          163          $22,584        1.08%          --
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL
CAPITALIZATION FUND/SM/
2017  Lowest contract charge 0.00% Class 4                     $146.74           --               --           --      25.62%
      Highest contract charge 0.90% Class 4                    $140.71           --               --           --      24.50%
      All contract charges                                          --           69          $ 7,356        0.38%          --
2016  Lowest contract charge 0.00% Class 4                     $116.81           --               --           --       1.85%
      Highest contract charge 0.90% Class 4                    $113.02           --               --           --       0.93%
      All contract charges                                          --           47          $ 4,107        0.11%          --
2015  Lowest contract charge 0.00% Class 4                     $114.69           --               --           --     (0.02)%
      Highest contract charge 0.90% Class 4                    $111.98           --               --           --     (0.92)%
      All contract charges                                          --           43          $ 3,590        0.00%          --
2014  Lowest contract charge 0.00% Class 4                     $114.71           --               --           --       1.88%
      Highest contract charge 0.90% Class 4                    $113.02           --               --           --       0.96%
      All contract charges                                          --           25          $ 1,829        0.08%          --

                                    FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------
                                                                                   ACCUMULATION
                                                                 UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                      ---------- ----------------- ------------ ------------- --------
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/ (CONTINUED)
2013     Lowest contract charge 0.00% Class 4(a)       $112.59           --               --           --      10.13%
         Highest contract charge 0.90% Class 4(a)      $111.94           --               --           --       9.53%
         All contract charges                               --            8          $   869        0.17%          --
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)
2017     Lowest contract charge 0.00% Class 4          $128.66           --               --           --      29.06%
         Highest contract charge 0.90% Class 4         $123.37           --               --           --      27.90%
         All contract charges                               --          222          $12,711        0.87%          --
2016     Lowest contract charge 0.00% Class 4          $ 99.69           --               --           --       5.05%
         Highest contract charge 0.90% Class 4         $ 96.46           --               --           --       4.10%
         All contract charges                               --          172          $ 7,858        0.69%          --
2015     Lowest contract charge 0.00% Class 4          $ 94.90           --               --           --     (3.38)%
         Highest contract charge 0.90% Class 4         $ 92.66           --               --           --     (4.24)%
         All contract charges                               --          139          $ 6,032        0.57%          --
2014     Lowest contract charge 0.00% Class 4          $ 98.22           --               --           --     (8.13)%
         Highest contract charge 0.90% Class 4         $ 96.76           --               --           --     (8.97)%
         All contract charges                               --           88          $ 3,904        1.51%          --
2013     Lowest contract charge 0.00% Class 4(a)       $106.91           --               --           --       5.36%
         Highest contract charge 0.90% Class 4(a)      $106.29           --               --           --       4.78%
         All contract charges                               --           16          $   938        3.40%          --
AXA 400 MANAGED VOLATILITY
2017     Lowest contract charge 0.00% Class B          $218.79           --               --           --      15.23%
         Highest contract charge 0.90% Class B         $204.10           --               --           --      14.19%
         All contract charges                               --           25          $ 5,413        0.80%          --
2016     Lowest contract charge 0.00% Class B          $189.88           --               --           --      19.68%
         Highest contract charge 0.90% Class B         $178.74           --               --           --      18.61%
         All contract charges                               --           23          $ 4,246        0.87%          --
2015     Lowest contract charge 0.00% Class B          $158.65           --               --           --     (3.11)%
         Highest contract charge 0.90% Class B         $150.69           --               --           --     (3.98)%
         All contract charges                               --           20          $ 3,160        0.54%          --
2014     Lowest contract charge 0.00% Class B          $163.75           --               --           --       8.80%
         Highest contract charge 0.90% Class B         $156.94           --               --           --       7.82%
         All contract charges                               --           19          $ 3,065        0.39%          --
2013     Lowest contract charge 0.00% Class B          $150.51           --               --           --      31.69%
         Highest contract charge 0.90% Class B         $145.56           --               --           --      30.49%
         All contract charges                               --           20          $ 2,992        0.17%          --
AXA 500 MANAGED VOLATILITY
2017     Lowest contract charge 0.00% Class B          $227.98           --               --           --      20.75%
         Highest contract charge 0.90% Class B         $212.68           --               --           --      19.67%
         All contract charges                               --           43          $ 9,743        1.24%          --
2016     Lowest contract charge 0.00% Class B          $188.80           --               --           --      11.03%
         Highest contract charge 0.90% Class B         $177.72           --               --           --      10.03%
         All contract charges                               --           37          $ 6,887        1.27%          --
2015     Lowest contract charge 0.00% Class B          $170.05           --               --           --       0.37%
         Highest contract charge 0.90% Class B         $161.52           --               --           --     (0.54)%
         All contract charges                               --           34          $ 5,680        0.91%          --
2014     Lowest contract charge 0.00% Class B          $169.43           --               --           --      12.59%
         Highest contract charge 0.90% Class B         $162.40           --               --           --      11.58%
         All contract charges                               --           33          $ 5,576        0.80%          --
2013     Lowest contract charge 0.00% Class B          $150.49           --               --           --      30.93%
         Highest contract charge 0.90% Class B         $145.55           --               --           --      29.76%
         All contract charges                               --           19          $ 2,783        0.47%          --
AXA 2000 MANAGED VOLATILITY
2017     Lowest contract charge 0.00% Class B          $203.32           --               --           --      13.85%
         Highest contract charge 0.90% Class B         $189.67           --               --           --      12.84%
         All contract charges                               --           23          $ 4,480        0.78%          --

                                    FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA 2000 MANAGED VOLATILITY (CONTINUED)
2016  Lowest contract charge 0.00% Class B    $178.58           --               --           --      20.53%
      Highest contract charge 0.90% Class B   $168.09           --               --           --      19.44%
      All contract charges                         --           18          $ 3,289        0.82%          --
2015  Lowest contract charge 0.00% Class B    $148.16           --               --           --     (5.10)%
      Highest contract charge 0.90% Class B   $140.73           --               --           --     (5.95)%
      All contract charges                         --           15          $ 2,284        0.39%          --
2014  Lowest contract charge 0.00% Class B    $156.13           --               --           --       4.06%
      Highest contract charge 0.90% Class B   $149.64           --               --           --       3.11%
      All contract charges                         --           17          $ 2,546        0.16%          --
2013  Lowest contract charge 0.00% Class B    $150.04           --               --           --      37.39%
      Highest contract charge 0.90% Class B   $145.12           --               --           --      36.16%
      All contract charges                         --           14          $ 2,132        0.12%          --
AXA AGGRESSIVE ALLOCATION
2017  Lowest contract charge 0.00% Class A    $263.30           --               --           --      19.10%
      Highest contract charge 0.90% Class A   $231.49           --               --           --      18.03%
      All contract charges                         --          302          $63,917        1.51%          --
2016  Lowest contract charge 0.00% Class A    $221.08           --               --           --       8.79%
      Highest contract charge 0.90% Class A   $196.13           --               --           --       7.81%
      All contract charges                         --          306          $56,824        0.94%          --
2015  Lowest contract charge 0.00% Class A    $203.22           --               --           --     (1.75)%
      Highest contract charge 0.90% Class A   $181.92           --               --           --     (2.64)%
      All contract charges                         --          344          $57,423        0.95%          --
2014  Lowest contract charge 0.00% Class A    $206.85           --               --           --       4.72%
      Highest contract charge 0.90% Class A   $186.85           --               --           --       3.78%
      All contract charges                         --          344          $63,147        1.55%          --
2013  Lowest contract charge 0.00% Class A    $197.53           --               --           --      26.44%
      Highest contract charge 0.90% Class A   $180.05           --               --           --      25.30%
      All contract charges                         --          356          $64,839        2.51%          --
AXA AGGRESSIVE ALLOCATION
2017  Lowest contract charge 0.00% Class B    $257.94           --               --           --      19.10%
      Highest contract charge 0.60% Class B   $236.75           --               --           --      18.39%
      All contract charges                         --          362          $92,369        1.51%          --
2016  Lowest contract charge 0.00% Class B    $216.58           --               --           --       8.78%
      Highest contract charge 0.60% Class B   $199.98           --               --           --       8.13%
      All contract charges                         --          373          $79,996        0.94%          --
2015  Lowest contract charge 0.00% Class B    $199.09           --               --           --     (1.75)%
      Highest contract charge 0.60% Class B   $184.94           --               --           --     (2.34)%
      All contract charges                         --          392          $77,349        0.95%          --
2014  Lowest contract charge 0.00% Class B    $202.64           --               --           --       4.72%
      Highest contract charge 0.60% Class B   $189.38           --               --           --       4.09%
      All contract charges                         --          396          $79,584        1.55%          --
2013  Lowest contract charge 0.00% Class B    $193.51           --               --           --      26.43%
      Highest contract charge 0.60% Class B   $181.94           --               --           --      25.68%
      All contract charges                         --          413          $79,125        2.51%          --
AXA BALANCED STRATEGY
2017  Lowest contract charge 0.00% Class B    $162.81           --               --           --       9.85%
      Highest contract charge 0.00% Class B   $162.81           --               --           --       9.85%
      All contract charges                         --          225          $36,558        1.43%          --
2016  Lowest contract charge 0.00% Class B    $148.21           --               --           --       5.98%
      Highest contract charge 0.00% Class B   $148.21           --               --           --       5.98%
      All contract charges                         --          188          $27,793        0.89%          --
2015  Lowest contract charge 0.00% Class B    $139.85           --               --           --     (0.64)%
      Highest contract charge 0.00% Class B   $139.85           --               --           --     (0.64)%
      All contract charges                         --          173          $24,207        1.09%          --

                                    FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA BALANCED STRATEGY (CONTINUED)
2014  Lowest contract charge 0.00% Class B    $140.75           --               --           --       4.40%
      Highest contract charge 0.00% Class B   $140.75           --               --           --       4.40%
      All contract charges                         --          141          $19,802        1.21%          --
2013  Lowest contract charge 0.00% Class B    $134.82           --               --           --      13.66%
      Highest contract charge 0.00% Class B   $134.82           --               --           --      13.66%
      All contract charges                         --          119          $16,003        2.27%          --
AXA CONSERVATIVE ALLOCATION
2017  Lowest contract charge 0.00% Class A    $164.85           --               --           --       4.95%
      Highest contract charge 0.90% Class A   $144.93           --               --           --       4.00%
      All contract charges                         --          253          $21,414        1.07%          --
2016  Lowest contract charge 0.00% Class A    $157.07           --               --           --       2.92%
      Highest contract charge 0.90% Class A   $139.35           --               --           --       2.01%
      All contract charges                         --          270          $22,880        0.94%          --
2015  Lowest contract charge 0.00% Class A    $152.61           --               --           --     (0.24)%
      Highest contract charge 0.90% Class A   $136.61           --               --           --     (1.14)%
      All contract charges                         --          284          $24,201        0.79%          --
2014  Lowest contract charge 0.00% Class A    $152.98           --               --           --       2.62%
      Highest contract charge 0.90% Class A   $138.19           --               --           --       1.69%
      All contract charges                         --          288          $25,804        0.83%          --
2013  Lowest contract charge 0.00% Class A    $149.08           --               --           --       4.33%
      Highest contract charge 0.90% Class A   $135.89           --               --           --       3.39%
      All contract charges                         --          299          $27,385        0.93%          --
AXA CONSERVATIVE ALLOCATION
2017  Lowest contract charge 0.00% Class B    $161.48           --               --           --       4.95%
      Highest contract charge 0.60% Class B   $148.22           --               --           --       4.32%
      All contract charges                         --           46          $ 7,209        1.07%          --
2016  Lowest contract charge 0.00% Class B    $153.87           --               --           --       2.92%
      Highest contract charge 0.60% Class B   $142.08           --               --           --       2.31%
      All contract charges                         --           58          $ 8,706        0.94%          --
2015  Lowest contract charge 0.00% Class B    $149.50           --               --           --     (0.24)%
      Highest contract charge 0.60% Class B   $138.87           --               --           --     (0.84)%
      All contract charges                         --           61          $ 8,855        0.79%          --
2014  Lowest contract charge 0.00% Class B    $149.86           --               --           --       2.62%
      Highest contract charge 0.60% Class B   $140.05           --               --           --       2.00%
      All contract charges                         --           71          $10,374        0.83%          --
2013  Lowest contract charge 0.00% Class B    $146.04           --               --           --       4.34%
      Highest contract charge 0.60% Class B   $137.31           --               --           --       3.72%
      All contract charges                         --           71          $10,126        0.93%          --
AXA CONSERVATIVE GROWTH STRATEGY
2017  Lowest contract charge 0.00% Class B    $151.58           --               --           --       7.98%
      Highest contract charge 0.00% Class B   $151.58           --               --           --       7.98%
      All contract charges                         --           49          $ 7,439        1.29%          --
2016  Lowest contract charge 0.00% Class B    $140.38           --               --           --       4.96%
      Highest contract charge 0.00% Class B   $140.38           --               --           --       4.96%
      All contract charges                         --           44          $ 6,162        0.90%          --
2015  Lowest contract charge 0.00% Class B    $133.74           --               --           --     (0.46)%
      Highest contract charge 0.00% Class B   $133.74           --               --           --     (0.46)%
      All contract charges                         --           41          $ 5,539        0.95%          --
2014  Lowest contract charge 0.00% Class B    $134.36           --               --           --       3.82%
      Highest contract charge 0.00% Class B   $134.36           --               --           --       3.82%
      All contract charges                         --           40          $ 5,395        1.11%          --
2013  Lowest contract charge 0.00% Class B    $129.42           --               --           --      10.51%
      Highest contract charge 0.00% Class B   $129.42           --               --           --      10.51%
      All contract charges                         --           32          $ 4,200        1.75%          --

                                    FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA CONSERVATIVE STRATEGY
2017  Lowest contract charge 0.00% Class B    $130.46           --               --           --       4.27%
      Highest contract charge 0.00% Class B   $130.46           --               --           --       4.27%
      All contract charges                         --           20          $ 2,656        1.02%          --
2016  Lowest contract charge 0.00% Class B    $125.12           --               --           --       2.83%
      Highest contract charge 0.00% Class B   $125.12           --               --           --       2.83%
      All contract charges                         --           22          $ 2,805        0.85%          --
2015  Lowest contract charge 0.00% Class B    $121.68           --               --           --     (0.17)%
      Highest contract charge 0.00% Class B   $121.68           --               --           --     (0.17)%
      All contract charges                         --           20          $ 2,427        0.94%          --
2014  Lowest contract charge 0.00% Class B    $121.89           --               --           --       2.61%
      Highest contract charge 0.00% Class B   $121.89           --               --           --       2.61%
      All contract charges                         --           16          $ 1,930        0.86%          --
2013  Lowest contract charge 0.00% Class B    $118.79           --               --           --       4.38%
      Highest contract charge 0.00% Class B   $118.79           --               --           --       4.38%
      All contract charges                         --           13          $ 1,509        1.16%          --
AXA CONSERVATIVE-PLUS ALLOCATION
2017  Lowest contract charge 0.00% Class A    $187.93           --               --           --       8.83%
      Highest contract charge 0.90% Class A   $165.22           --               --           --       7.84%
      All contract charges                         --          174          $17,822        1.21%          --
2016  Lowest contract charge 0.00% Class A    $172.69           --               --           --       4.73%
      Highest contract charge 0.90% Class A   $153.21           --               --           --       3.79%
      All contract charges                         --          148          $17,374        0.90%          --
2015  Lowest contract charge 0.00% Class A    $164.89           --               --           --     (0.66)%
      Highest contract charge 0.90% Class A   $147.61           --               --           --     (1.55)%
      All contract charges                         --          164          $17,659        0.82%          --
2014  Lowest contract charge 0.00% Class A    $165.98           --               --           --       3.16%
      Highest contract charge 0.90% Class A   $149.93           --               --           --       2.23%
      All contract charges                         --          179          $19,858        0.99%          --
2013  Lowest contract charge 0.00% Class A    $160.89           --               --           --      10.24%
      Highest contract charge 0.90% Class A   $146.66           --               --           --       9.25%
      All contract charges                         --          159          $20,835        1.36%          --
AXA CONSERVATIVE-PLUS ALLOCATION
2017  Lowest contract charge 0.00% Class B    $184.11           --               --           --       8.82%
      Highest contract charge 0.60% Class B   $168.98           --               --           --       8.17%
      All contract charges                         --           82          $14,766        1.21%          --
2016  Lowest contract charge 0.00% Class B    $169.18           --               --           --       4.73%
      Highest contract charge 0.60% Class B   $156.22           --               --           --       4.11%
      All contract charges                         --           87          $14,529        0.90%          --
2015  Lowest contract charge 0.00% Class B    $161.54           --               --           --     (0.65)%
      Highest contract charge 0.60% Class B   $150.06           --               --           --     (1.24)%
      All contract charges                         --           90          $14,346        0.82%          --
2014  Lowest contract charge 0.00% Class B    $162.60           --               --           --       3.16%
      Highest contract charge 0.60% Class B   $151.95           --               --           --       2.54%
      All contract charges                         --           94          $15,106        0.99%          --
2013  Lowest contract charge 0.00% Class B    $157.62           --               --           --      10.24%
      Highest contract charge 0.60% Class B   $148.19           --               --           --       9.58%
      All contract charges                         --           95          $14,739        1.36%          --
AXA GLOBAL EQUITY MANAGED VOLATILITY
2017  Lowest contract charge 0.00% Class A    $657.37           --               --           --      26.08%
      Highest contract charge 0.00% Class A   $657.37           --               --           --      26.08%
      All contract charges                         --           67          $31,741        1.07%          --
2016  Lowest contract charge 0.00% Class A    $521.38           --               --           --       4.48%
      Highest contract charge 0.00% Class A   $521.38           --               --           --       4.48%
      All contract charges                         --           68          $27,405        0.91%          --

                                    FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                  ----------------------------------------------------------------
                                                                               ACCUMULATION
                                                             UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                  UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                  ---------- ----------------- ------------ ------------- --------
AXA GLOBAL EQUITY MANAGED VOLATILITY (CONTINUED)
2015     Lowest contract charge 0.00% Class A      $499.04           --                --          --     (1.73)%
         Highest contract charge 0.00% Class A     $499.04           --                --          --     (1.73)%
         All contract charges                           --           74          $ 28,446       0.88%          --
2014     Lowest contract charge 0.00% Class A      $507.81           --                --          --       1.69%
         Highest contract charge 0.00% Class A     $507.81           --                --          --       1.69%
         All contract charges                           --          106          $ 31,716       0.95%          --
2013     Lowest contract charge 0.00% Class A      $499.38           --                --          --      20.36%
         Highest contract charge 0.00% Class A     $499.38           --                --          --      20.36%
         All contract charges                           --          133          $ 34,325       0.82%          --
AXA GLOBAL EQUITY MANAGED VOLATILITY
2017     Lowest contract charge 0.00% Class B      $352.45           --                --          --      26.08%
         Highest contract charge 0.90% Class B     $293.20           --                --          --      24.95%
         All contract charges                           --          359          $116,782       1.07%          --
2016     Lowest contract charge 0.00% Class B      $279.54           --                --          --       4.48%
         Highest contract charge 0.90% Class B     $234.65           --                --          --       3.54%
         All contract charges                           --          398          $102,881       0.91%          --
2015     Lowest contract charge 0.00% Class B      $267.56           --                --          --     (1.73)%
         Highest contract charge 0.90% Class B     $226.63           --                --          --     (2.61)%
         All contract charges                           --          441          $110,066       0.88%          --
2014     Lowest contract charge 0.00% Class B      $272.26           --                --          --       1.68%
         Highest contract charge 0.90% Class B     $232.70           --                --          --       0.77%
         All contract charges                           --          478          $121,576       0.95%          --
2013     Lowest contract charge 0.00% Class B      $267.75           --                --          --      20.36%
         Highest contract charge 0.90% Class B     $230.92           --                --          --      19.28%
         All contract charges                           --          523          $131,082       0.82%          --
AXA GROWTH STRATEGY
2017     Lowest contract charge 0.00% Class B      $187.88           --                --          --      13.72%
         Highest contract charge 0.00% Class B     $187.88           --                --          --      13.72%
         All contract charges                           --          330          $ 62,041       1.57%          --
2016     Lowest contract charge 0.00% Class B      $165.21           --                --          --       8.09%
         Highest contract charge 0.00% Class B     $165.21           --                --          --       8.09%
         All contract charges                           --          304          $ 50,167       0.98%          --
2015     Lowest contract charge 0.00% Class B      $152.84           --                --          --     (0.98)%
         Highest contract charge 0.00% Class B     $152.84           --                --          --     (0.98)%
         All contract charges                           --          279          $ 42,615       1.25%          --
2014     Lowest contract charge 0.00% Class B      $154.35           --                --          --       5.62%
         Highest contract charge 0.00% Class B     $154.35           --                --          --       5.62%
         All contract charges                           --          223          $ 34,422       1.64%          --
2013     Lowest contract charge 0.00% Class B      $146.14           --                --          --      20.20%
         Highest contract charge 0.00% Class B     $146.14           --                --          --      20.20%
         All contract charges                           --          157          $ 22,986       2.98%          --
AXA INTERNATIONAL CORE MANAGED VOLATILITY
2017     Lowest contract charge 0.00% Class A      $278.29           --                --          --      26.30%
         Highest contract charge 0.60% Class A     $198.73           --                --          --      25.54%
         All contract charges                           --           56          $ 15,408       1.64%          --
2016     Lowest contract charge 0.00% Class A      $220.34           --                --          --       0.22%
         Highest contract charge 0.60% Class A     $158.30           --                --          --     (0.37)%
         All contract charges                           --           61          $ 13,351       0.29%          --
2015     Lowest contract charge 0.00% Class A      $219.85           --                --          --     (4.35)%
         Highest contract charge 0.60% Class A     $158.89           --                --          --     (4.92)%
         All contract charges                           --           66          $ 14,331       0.06%          --
2014     Lowest contract charge 0.00% Class A      $229.84           --                --          --     (6.24)%
         Highest contract charge 0.60% Class A     $167.11           --                --          --     (6.80)%
         All contract charges                           --           71          $ 16,150       1.75%          --

                                    FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------
                                                                                    ACCUMULATION
                                                                  UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                       UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                       ---------- ----------------- ------------ ------------- --------
AXA INTERNATIONAL CORE MANAGED VOLATILITY (CONTINUED)
2013       Lowest contract charge 0.00% Class A         $245.13           --               --           --      17.51%
           Highest contract charge 0.60% Class A        $179.31           --               --           --      16.80%
           All contract charges                              --           26          $ 6,022        0.84%          --
AXA INTERNATIONAL CORE MANAGED VOLATILITY
2017       Lowest contract charge 0.00% Class B         $180.36           --               --           --      26.31%
           Highest contract charge 0.90% Class B        $152.31           --               --           --      25.17%
           All contract charges                              --          282          $47,837        1.64%          --
2016       Lowest contract charge 0.00% Class B         $142.79           --               --           --       0.21%
           Highest contract charge 0.90% Class B        $121.68           --               --           --     (0.69)%
           All contract charges                              --          336          $45,006        0.29%          --
2015       Lowest contract charge 0.00% Class B         $142.49           --               --           --     (4.34)%
           Highest contract charge 0.90% Class B        $122.52           --               --           --     (5.21)%
           All contract charges                              --          345          $46,054        0.06%          --
2014       Lowest contract charge 0.00% Class B         $148.95           --               --           --     (6.24)%
           Highest contract charge 0.90% Class B        $129.25           --               --           --     (7.08)%
           All contract charges                              --          381          $53,327        1.75%          --
2013       Lowest contract charge 0.00% Class B         $158.86           --               --           --      17.52%
           Highest contract charge 0.90% Class B        $139.10           --               --           --      16.46%
           All contract charges                              --          169          $25,657        0.84%          --
AXA INTERNATIONAL MANAGED VOLATILITY
2017       Lowest contract charge 0.00% Class B         $141.09           --               --           --      24.25%
           Highest contract charge 0.90% Class B        $131.61           --               --           --      23.13%
           All contract charges                              --           25          $ 3,558        2.29%          --
2016       Lowest contract charge 0.00% Class B         $113.55           --               --           --     (0.12)%
           Highest contract charge 0.90% Class B        $106.89           --               --           --     (1.01)%
           All contract charges                              --           21          $ 2,386        1.26%          --
2015       Lowest contract charge 0.00% Class B         $113.69           --               --           --     (2.40)%
           Highest contract charge 0.90% Class B        $107.98           --               --           --     (3.29)%
           All contract charges                              --           17          $ 1,908        0.04%          --
2014       Lowest contract charge 0.00% Class B         $116.49           --               --           --     (6.44)%
           Highest contract charge 0.90% Class B        $111.65           --               --           --     (7.28)%
           All contract charges                              --           15          $ 1,627        0.79%          --
2013       Lowest contract charge 0.00% Class B         $124.51           --               --           --      21.11%
           Highest contract charge 0.90% Class B        $120.42           --               --           --      20.01%
           All contract charges                              --           13          $ 1,617        0.00%          --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
2017       Lowest contract charge 0.00% Class A         $267.24           --               --           --      23.37%
           Highest contract charge 0.60% Class A        $188.59           --               --           --      22.64%
           All contract charges                              --          102          $18,250        1.90%          --
2016       Lowest contract charge 0.00% Class A         $216.61           --               --           --       0.74%
           Highest contract charge 0.60% Class A        $153.78           --               --           --       0.14%
           All contract charges                              --          102          $15,640        0.47%          --
2015       Lowest contract charge 0.00% Class A         $215.01           --               --           --     (3.16)%
           Highest contract charge 0.60% Class A        $153.56           --               --           --     (3.74)%
           All contract charges                              --          105          $16,190        0.10%          --
2014       Lowest contract charge 0.00% Class A         $222.03           --               --           --     (7.18)%
           Highest contract charge 0.60% Class A        $159.53           --               --           --     (7.74)%
           All contract charges                              --          108          $17,611        1.58%          --
2013       Lowest contract charge 0.00% Class A         $239.20           --               --           --      19.32%
           Highest contract charge 0.60% Class A        $172.91           --               --           --      18.61%
           All contract charges                              --          115          $20,425        1.14%          --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
2017       Lowest contract charge 0.00% Class B         $195.36           --               --           --      23.37%
           Highest contract charge 0.90% Class B        $181.62           --               --           --      22.27%
           All contract charges                              --          348          $66,766        1.90%          --

                                    FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                        ----------------------------------------------------------------
                                                                                     ACCUMULATION
                                                                   UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                        UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                        ---------- ----------------- ------------ ------------- --------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY (CONTINUED)
2016        Lowest contract charge 0.00% Class B         $158.35           --               --           --       0.74%
            Highest contract charge 0.90% Class B        $148.54           --               --           --     (0.16)%
            All contract charges                              --          377          $59,108        0.47%          --
2015        Lowest contract charge 0.00% Class B         $157.18           --               --           --     (3.16)%
            Highest contract charge 0.90% Class B        $148.78           --               --           --     (4.04)%
            All contract charges                              --          399          $62,376        0.10%          --
2014        Lowest contract charge 0.00% Class B         $162.31           --               --           --     (7.18)%
            Highest contract charge 0.90% Class B        $155.04           --               --           --     (8.01)%
            All contract charges                              --          428          $69,318        1.58%          --
2013        Lowest contract charge 0.00% Class B         $174.86           --               --           --      19.33%
            Highest contract charge 0.90% Class B        $168.54           --               --           --      18.26%
            All contract charges                              --          455          $79,896        1.14%          --
AXA LARGE CAP CORE MANAGED VOLATILITY
2017        Lowest contract charge 0.00% Class A         $356.05           --               --           --      21.95%
            Highest contract charge 0.60% Class A        $246.69           --               --           --      21.22%
            All contract charges                              --           22          $ 4,838        1.00%          --
2016        Lowest contract charge 0.00% Class A         $291.96           --               --           --       9.83%
            Highest contract charge 0.60% Class A        $203.50           --               --           --       9.17%
            All contract charges                              --           20          $ 4,208        1.11%          --
2015        Lowest contract charge 0.00% Class A         $265.83           --               --           --       0.37%
            Highest contract charge 0.60% Class A        $186.41           --               --           --     (0.23)%
            All contract charges                              --           19          $ 4,306        0.91%          --
2014        Lowest contract charge 0.00% Class A         $264.85           --               --           --      11.62%
            Highest contract charge 0.60% Class A        $186.84           --               --           --      10.95%
            All contract charges                              --           22          $ 5,334        1.12%          --
2013        Lowest contract charge 0.00% Class A         $237.27           --               --           --      31.55%
            Highest contract charge 0.60% Class A        $168.40           --               --           --      30.76%
            All contract charges                              --            6          $ 1,158        0.55%          --
AXA LARGE CAP CORE MANAGED VOLATILITY
2017        Lowest contract charge 0.00% Class B         $229.27           --               --           --      21.95%
            Highest contract charge 0.90% Class B        $193.83           --               --           --      20.86%
            All contract charges                              --          119          $26,273        1.00%          --
2016        Lowest contract charge 0.00% Class B         $188.00           --               --           --       9.83%
            Highest contract charge 0.90% Class B        $160.38           --               --           --       8.84%
            All contract charges                              --          127          $22,958        1.11%          --
2015        Lowest contract charge 0.00% Class B         $171.18           --               --           --       0.38%
            Highest contract charge 0.90% Class B        $147.35           --               --           --     (0.53)%
            All contract charges                              --          133          $21,865        0.91%          --
2014        Lowest contract charge 0.00% Class B         $170.54           --               --           --      11.62%
            Highest contract charge 0.90% Class B        $148.14           --               --           --      10.62%
            All contract charges                              --          143          $23,572        1.12%          --
2013        Lowest contract charge 0.00% Class B         $152.79           --               --           --      31.56%
            Highest contract charge 0.90% Class B        $133.92           --               --           --      30.37%
            All contract charges                              --          112          $16,518        0.55%          --
AXA LARGE CAP GROWTH MANAGED VOLATILITY
2017        Lowest contract charge 0.00% Class A         $464.53           --               --           --      29.22%
            Highest contract charge 0.60% Class A        $285.25           --               --           --      28.44%
            All contract charges                              --          120          $49,729        0.49%          --
2016        Lowest contract charge 0.00% Class A         $359.50           --               --           --       5.51%
            Highest contract charge 0.60% Class A        $222.08           --               --           --       4.88%
            All contract charges                              --          128          $41,088        0.57%          --
2015        Lowest contract charge 0.00% Class A         $340.73           --               --           --       4.04%
            Highest contract charge 0.60% Class A        $211.75           --               --           --       3.41%
            All contract charges                              --          136          $41,909        0.28%          --

                                    FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
AXA LARGE CAP GROWTH MANAGED VOLATILITY (CONTINUED)
2014      Lowest contract charge 0.00% Class A        $327.51            --               --          --      11.08%
          Highest contract charge 0.60% Class A       $204.77            --               --          --      10.42%
          All contract charges                             --           149         $ 45,164       0.24%          --
2013      Lowest contract charge 0.00% Class A        $294.83            --               --          --      35.39%
          Highest contract charge 0.60% Class A       $185.44            --               --          --      34.57%
          All contract charges                             --            34         $  9,623       0.17%          --
AXA LARGE CAP GROWTH MANAGED VOLATILITY
2017      Lowest contract charge 0.00% Class B        $443.36            --               --          --      29.21%
          Highest contract charge 0.90% Class B       $367.81            --               --          --      28.05%
          All contract charges                             --           585         $225,714       0.49%          --
2016      Lowest contract charge 0.00% Class B        $343.12            --               --          --       5.51%
          Highest contract charge 0.90% Class B       $287.23            --               --          --       4.57%
          All contract charges                             --           637         $191,238       0.57%          --
2015      Lowest contract charge 0.00% Class B        $325.20            --               --          --       4.03%
          Highest contract charge 0.90% Class B       $274.69            --               --          --       3.10%
          All contract charges                             --           695         $198,684       0.28%          --
2014      Lowest contract charge 0.00% Class B        $312.59            --               --          --      11.09%
          Highest contract charge 0.90% Class B       $266.44            --               --          --      10.09%
          All contract charges                             --           759         $209,579       0.24%          --
2013      Lowest contract charge 0.00% Class B        $281.39            --               --          --      35.39%
          Highest contract charge 0.90% Class B       $242.03            --               --          --      34.18%
          All contract charges                             --           547         $136,867       0.17%          --
AXA LARGE CAP VALUE MANAGED VOLATILITY
2017      Lowest contract charge 0.00% Class A        $319.21            --               --          --      13.86%
          Highest contract charge 0.90% Class A       $235.77            --               --          --      12.84%
          All contract charges                             --         1,078         $278,428       1.52%          --
2016      Lowest contract charge 0.00% Class A        $280.36            --               --          --      15.32%
          Highest contract charge 0.90% Class A       $208.95            --               --          --      14.29%
          All contract charges                             --         1,164         $265,424       1.68%          --
2015      Lowest contract charge 0.00% Class A        $243.12            --               --          --     (4.02)%
          Highest contract charge 0.90% Class A       $182.83            --               --          --     (4.88)%
          All contract charges                             --         1,280         $254,701       1.58%          --
2014      Lowest contract charge 0.00% Class A        $253.29            --               --          --      12.23%
          Highest contract charge 0.90% Class A       $192.21            --               --          --      11.22%
          All contract charges                             --         1,383         $288,312       1.39%          --
2013      Lowest contract charge 0.00% Class A        $225.69            --               --          --      32.47%
          Highest contract charge 0.90% Class A       $172.82            --               --          --      31.28%
          All contract charges                             --         1,413         $262,719       1.05%          --
AXA LARGE CAP VALUE MANAGED VOLATILITY
2017      Lowest contract charge 0.00% Class B        $237.97            --               --          --      13.86%
          Highest contract charge 0.90% Class B       $232.71            --               --          --      12.83%
          All contract charges                             --           559         $136,908       1.52%          --
2016      Lowest contract charge 0.00% Class B        $209.01            --               --          --      15.32%
          Highest contract charge 0.90% Class B       $206.24            --               --          --      14.29%
          All contract charges                             --           597         $129,323       1.68%          --
2015      Lowest contract charge 0.00% Class B        $181.24            --               --          --     (4.01)%
          Highest contract charge 0.90% Class B       $180.46            --               --          --     (4.88)%
          All contract charges                             --           653         $123,278       1.58%          --
2014      Lowest contract charge 0.00% Class B        $188.82            --               --          --      12.23%
          Highest contract charge 0.90% Class B       $189.72            --               --          --      11.22%
          All contract charges                             --           695         $137,376       1.39%          --
2013      Lowest contract charge 0.00% Class B        $168.25            --               --          --      32.48%
          Highest contract charge 0.90% Class B       $170.58            --               --          --      31.28%
          All contract charges                             --           671         $119,182       1.05%          --

                                    FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA MID CAP VALUE MANAGED VOLATILITY
2017  Lowest contract charge 0.00% Class A    $431.81            --               --          --      12.32%
      Highest contract charge 0.90% Class A   $333.46            --               --          --      11.31%
      All contract charges                         --           563         $201,795       1.04%          --
2016  Lowest contract charge 0.00% Class A    $384.44            --               --          --      17.67%
      Highest contract charge 0.90% Class A   $299.57            --               --          --      16.62%
      All contract charges                         --           611         $194,982       1.22%          --
2015  Lowest contract charge 0.00% Class A    $326.71            --               --          --     (3.54)%
      Highest contract charge 0.90% Class A   $256.88            --               --          --     (4.41)%
      All contract charges                         --           668         $183,118       0.75%          --
2014  Lowest contract charge 0.00% Class A    $338.70            --               --          --      10.87%
      Highest contract charge 0.90% Class A   $268.73            --               --          --       9.87%
      All contract charges                         --           728         $208,857       0.58%          --
2013  Lowest contract charge 0.00% Class A    $305.49            --               --          --      33.07%
      Highest contract charge 0.90% Class A   $244.58            --               --          --      31.88%
      All contract charges                         --           795         $207,034       0.51%          --
AXA MID CAP VALUE MANAGED VOLATILITY
2017  Lowest contract charge 0.00% Class B    $400.24            --               --          --      12.32%
      Highest contract charge 0.00% Class B   $400.24            --               --          --      12.32%
      All contract charges                         --            36         $ 14,423       1.04%          --
2016  Lowest contract charge 0.00% Class B    $356.34            --               --          --      17.67%
      Highest contract charge 0.00% Class B   $356.34            --               --          --      17.67%
      All contract charges                         --            38         $ 13,464       1.22%          --
2015  Lowest contract charge 0.00% Class B    $302.82            --               --          --     (3.54)%
      Highest contract charge 0.00% Class B   $302.82            --               --          --     (3.54)%
      All contract charges                         --            39         $ 11,903       0.75%          --
2014  Lowest contract charge 0.00% Class B    $313.94            --               --          --      10.87%
      Highest contract charge 0.00% Class B   $313.94            --               --          --      10.87%
      All contract charges                         --            41         $ 12,879       0.58%          --
2013  Lowest contract charge 0.00% Class B    $283.15            --               --          --      33.07%
      Highest contract charge 0.00% Class B   $283.15            --               --          --      33.07%
      All contract charges                         --            44         $ 12,435       0.51%          --
AXA MODERATE ALLOCATION
2017  Lowest contract charge 0.00% Class A    $413.27            --               --          --      11.05%
      Highest contract charge 0.90% Class A   $355.99            --               --          --      10.05%
      All contract charges                         --         1,321         $738,975       1.22%          --
2016  Lowest contract charge 0.00% Class A    $372.16            --               --          --       5.36%
      Highest contract charge 0.90% Class A   $323.48            --               --          --       4.41%
      All contract charges                         --         1,344         $725,302       0.88%          --
2015  Lowest contract charge 0.00% Class A    $353.24            --               --          --     (0.88)%
      Highest contract charge 0.90% Class A   $309.81            --               --          --     (1.78)%
      All contract charges                         --         1,412         $757,108       0.81%          --
2014  Lowest contract charge 0.00% Class A    $356.38            --               --          --       3.03%
      Highest contract charge 0.90% Class A   $315.41            --               --          --       2.10%
      All contract charges                         --         1,531         $839,961       1.07%          --
2013  Lowest contract charge 0.00% Class A    $345.90            --               --          --      13.11%
      Highest contract charge 0.90% Class A   $308.91            --               --          --      12.09%
      All contract charges                         --         1,601         $898,254       1.57%          --
AXA MODERATE ALLOCATION
2017  Lowest contract charge 0.00% Class B    $203.48            --               --          --      11.05%
      Highest contract charge 0.60% Class B   $185.78            --               --          --      10.38%
      All contract charges                         --           790         $155,114       1.22%          --
2016  Lowest contract charge 0.00% Class B    $183.24            --               --          --       5.36%
      Highest contract charge 0.60% Class B   $168.31            --               --          --       4.73%
      All contract charges                         --           837         $148,117       0.88%          --

                                    FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA MODERATE ALLOCATION (CONTINUED)
2015  Lowest contract charge 0.00% Class B    $173.92            --               --          --     (0.88)%
      Highest contract charge 0.60% Class B   $160.71            --               --          --     (1.48)%
      All contract charges                         --           890         $149,774       0.81%          --
2014  Lowest contract charge 0.00% Class B    $175.47            --               --          --       3.03%
      Highest contract charge 0.60% Class B   $163.12            --               --          --       2.41%
      All contract charges                         --           929         $157,713       1.07%          --
2013  Lowest contract charge 0.00% Class B    $170.31            --               --          --      13.12%
      Highest contract charge 0.60% Class B   $159.28            --               --          --      12.44%
      All contract charges                         --           942         $155,415       1.57%          --
AXA MODERATE GROWTH STRATEGY
2017  Lowest contract charge 0.00% Class B    $175.04            --               --          --      11.80%
      Highest contract charge 0.00% Class B   $175.04            --               --          --      11.80%
      All contract charges                         --           626         $109,617       1.41%          --
2016  Lowest contract charge 0.00% Class B    $156.57            --               --          --       7.05%
      Highest contract charge 0.00% Class B   $156.57            --               --          --       7.05%
      All contract charges                         --           617         $ 96,610       0.95%          --
2015  Lowest contract charge 0.00% Class B    $146.26            --               --          --     (0.79)%
      Highest contract charge 0.00% Class B   $146.26            --               --          --     (0.79)%
      All contract charges                         --           565         $ 82,588       1.12%          --
2014  Lowest contract charge 0.00% Class B    $147.42            --               --          --       5.01%
      Highest contract charge 0.00% Class B   $147.42            --               --          --       5.01%
      All contract charges                         --           492         $ 72,534       1.31%          --
2013  Lowest contract charge 0.00% Class B    $140.39            --               --          --      16.88%
      Highest contract charge 0.00% Class B   $140.39            --               --          --      16.88%
      All contract charges                         --           385         $ 54,106       2.52%          --
AXA MODERATE-PLUS ALLOCATION
2017  Lowest contract charge 0.00% Class A    $238.76            --               --          --      14.89%
      Highest contract charge 0.90% Class A   $209.91            --               --          --      13.86%
      All contract charges                         --         1,176         $189,691       1.39%          --
2016  Lowest contract charge 0.00% Class A    $207.81            --               --          --       7.27%
      Highest contract charge 0.90% Class A   $184.35            --               --          --       6.30%
      All contract charges                         --         1,173         $179,974       0.90%          --
2015  Lowest contract charge 0.00% Class A    $193.73            --               --          --     (1.29)%
      Highest contract charge 0.90% Class A   $173.42            --               --          --     (2.18)%
      All contract charges                         --         1,171         $181,984       0.89%          --
2014  Lowest contract charge 0.00% Class A    $196.26            --               --          --       3.77%
      Highest contract charge 0.90% Class A   $177.28            --               --          --       2.84%
      All contract charges                         --         1,235         $203,339       1.31%          --
2013  Lowest contract charge 0.00% Class A    $189.13            --               --          --      19.79%
      Highest contract charge 0.90% Class A   $172.39            --               --          --      18.71%
      All contract charges                         --         1,261         $212,695       2.15%          --
AXA MODERATE-PLUS ALLOCATION
2017  Lowest contract charge 0.00% Class B    $233.89            --               --          --      14.89%
      Highest contract charge 0.60% Class B   $214.67            --               --          --      14.20%
      All contract charges                         --         1,158         $267,770       1.39%          --
2016  Lowest contract charge 0.00% Class B    $203.57            --               --          --       7.27%
      Highest contract charge 0.60% Class B   $187.97            --               --          --       6.63%
      All contract charges                         --         1,198         $241,006       0.90%          --
2015  Lowest contract charge 0.00% Class B    $189.77            --               --          --     (1.30)%
      Highest contract charge 0.60% Class B   $176.29            --               --          --     (1.88)%
      All contract charges                         --         1,228         $230,412       0.89%          --
2014  Lowest contract charge 0.00% Class B    $192.26            --               --          --       3.77%
      Highest contract charge 0.60% Class B   $179.67            --               --          --       3.15%
      All contract charges                         --         1,245         $236,907       1.31%          --

                                    FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA MODERATE-PLUS ALLOCATION (CONTINUED)
2013  Lowest contract charge 0.00% Class B    $185.27            --               --          --      19.79%
      Highest contract charge 0.60% Class B   $174.19            --               --          --      19.07%
      All contract charges                         --         1,251         $229,433       2.15%          --
AXA/AB SMALL CAP GROWTH
2017  Lowest contract charge 0.00% Class A    $552.43            --               --          --      22.67%
      Highest contract charge 0.90% Class A   $458.28            --               --          --      21.57%
      All contract charges                         --           358         $142,467       0.27%          --
2016  Lowest contract charge 0.00% Class A    $450.34            --               --          --      12.58%
      Highest contract charge 0.90% Class A   $376.97            --               --          --      11.57%
      All contract charges                         --           377         $130,425       0.36%          --
2015  Lowest contract charge 0.00% Class A    $400.02            --               --          --     (2.91)%
      Highest contract charge 0.90% Class A   $337.88            --               --          --     (3.78)%
      All contract charges                         --           399         $126,365       0.05%          --
2014  Lowest contract charge 0.00% Class A    $412.00            --               --          --       3.57%
      Highest contract charge 0.90% Class A   $351.16            --               --          --       2.64%
      All contract charges                         --           422         $144,210       0.06%          --
2013  Lowest contract charge 0.00% Class A    $397.78            --               --          --      38.17%
      Highest contract charge 0.90% Class A   $342.12            --               --          --      36.92%
      All contract charges                         --           438         $148,878       0.05%          --
AXA/AB SMALL CAP GROWTH
2017  Lowest contract charge 0.00% Class B    $453.45            --               --          --      22.67%
      Highest contract charge 0.60% Class B   $361.51            --               --          --      21.93%
      All contract charges                         --           189         $ 71,440       0.27%          --
2016  Lowest contract charge 0.00% Class B    $369.65            --               --          --      12.58%
      Highest contract charge 0.60% Class B   $296.48            --               --          --      11.90%
      All contract charges                         --           204         $ 62,757       0.36%          --
2015  Lowest contract charge 0.00% Class B    $328.35            --               --          --     (2.91)%
      Highest contract charge 0.60% Class B   $264.94            --               --          --     (3.49)%
      All contract charges                         --           221         $ 60,376       0.05%          --
2014  Lowest contract charge 0.00% Class B    $338.19            --               --          --       3.57%
      Highest contract charge 0.60% Class B   $274.53            --               --          --       2.96%
      All contract charges                         --           236         $ 66,544       0.06%          --
2013  Lowest contract charge 0.00% Class B    $326.52            --               --          --      38.17%
      Highest contract charge 0.60% Class B   $266.65            --               --          --      37.35%
      All contract charges                         --           249         $ 67,968       0.05%          --
AXA/CLEARBRIDGE LARGE CAP GROWTH
2017  Lowest contract charge 0.00% Class A    $472.51            --               --          --      25.59%
      Highest contract charge 0.00% Class A   $472.51            --               --          --      25.59%
      All contract charges                         --            99         $ 12,081       0.08%          --
2016  Lowest contract charge 0.00% Class A    $376.24            --               --          --       0.88%
      Highest contract charge 0.00% Class A   $376.24            --               --          --       0.88%
      All contract charges                         --           120         $ 10,833       0.00%          --
2015  Lowest contract charge 0.00% Class A    $372.96            --               --          --       1.27%
      Highest contract charge 0.00% Class A   $372.96            --               --          --       1.27%
      All contract charges                         --           124         $ 11,612       0.00%          --
2014  Lowest contract charge 0.00% Class A    $368.28            --               --          --       3.80%
      Highest contract charge 0.00% Class A   $368.28            --               --          --       3.80%
      All contract charges                         --           121         $ 12,253       0.00%          --
2013  Lowest contract charge 0.00% Class A    $354.81            --               --          --      39.08%
      Highest contract charge 0.00% Class A   $354.81            --               --          --      39.08%
      All contract charges                         --            82         $ 11,782       0.00%          --
AXA/CLEARBRIDGE LARGE CAP GROWTH
2017  Lowest contract charge 0.00% Class B    $270.36            --               --          --      25.59%
      Highest contract charge 0.90% Class B   $229.06            --               --          --      24.46%
      All contract charges                         --           276         $ 69,313       0.08%          --

                                    FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA/CLEARBRIDGE LARGE CAP GROWTH (CONTINUED)
2016  Lowest contract charge 0.00% Class B    $215.27           --               --           --       0.88%
      Highest contract charge 0.90% Class B   $184.04           --               --           --     (0.02)%
      All contract charges                         --          310          $62,282        0.00%          --
2015  Lowest contract charge 0.00% Class B    $213.39           --               --           --       1.27%
      Highest contract charge 0.90% Class B   $184.08           --               --           --       0.35%
      All contract charges                         --          364          $72,486        0.00%          --
2014  Lowest contract charge 0.00% Class B    $210.71           --               --           --       3.80%
      Highest contract charge 0.90% Class B   $183.43           --               --           --       2.87%
      All contract charges                         --          419          $82,054        0.00%          --
2013  Lowest contract charge 0.00% Class B    $203.00           --               --           --      39.08%
      Highest contract charge 0.90% Class B   $178.32           --               --           --      37.83%
      All contract charges                         --          449          $84,688        0.00%          --
AXA/JANUS ENTERPRISE
2017  Lowest contract charge 0.00% Class A    $201.67           --               --           --      27.90%
      Highest contract charge 0.90% Class A   $183.08           --               --           --      26.75%
      All contract charges                         --          109          $20,920        0.00%          --
2016  Lowest contract charge 0.00% Class A    $157.68           --               --           --     (4.33)%
      Highest contract charge 0.90% Class A   $144.44           --               --           --     (5.19)%
      All contract charges                         --          113          $17,115        0.00%          --
2015  Lowest contract charge 0.00% Class A    $164.82           --               --           --     (5.49)%
      Highest contract charge 0.90% Class A   $152.35           --               --           --     (6.34)%
      All contract charges                         --          129          $20,433        0.00%          --
2014  Lowest contract charge 0.00% Class A    $174.40           --               --           --     (0.71)%
      Highest contract charge 0.90% Class A   $162.67           --               --           --     (1.60)%
      All contract charges                         --          154          $25,987        0.00%          --
2013  Lowest contract charge 0.00% Class A    $175.64           --               --           --      38.54%
      Highest contract charge 0.90% Class A   $165.32           --               --           --      37.30%
      All contract charges                         --          185          $31,481        0.00%          --
AXA/JANUS ENTERPRISE
2017  Lowest contract charge 0.00% Class B    $291.87           --               --           --      27.90%
      Highest contract charge 0.60% Class B   $186.88           --               --           --      27.14%
      All contract charges                         --           99          $25,171        0.00%          --
2016  Lowest contract charge 0.00% Class B    $228.20           --               --           --     (4.33)%
      Highest contract charge 0.60% Class B   $146.99           --               --           --     (4.90)%
      All contract charges                         --          102          $20,749        0.00%          --
2015  Lowest contract charge 0.00% Class B    $238.53           --               --           --     (5.49)%
      Highest contract charge 0.60% Class B   $154.57           --               --           --     (6.06)%
      All contract charges                         --          105          $22,021        0.00%          --
2014  Lowest contract charge 0.00% Class B    $252.39           --               --           --     (0.71)%
      Highest contract charge 0.60% Class B   $164.54           --               --           --     (1.31)%
      All contract charges                         --          109          $23,819        0.00%          --
2013  Lowest contract charge 0.00% Class B    $254.20           --               --           --      38.54%
      Highest contract charge 0.60% Class B   $166.72           --               --           --      37.72%
      All contract charges                         --          110          $24,000        0.00%          --
AXA/LOOMIS SAYLES GROWTH
2017  Lowest contract charge 0.00% Class A    $283.70           --               --           --      34.60%
      Highest contract charge 0.90% Class A   $257.56           --               --           --      33.39%
      All contract charges                         --           90          $15,287        0.18%          --
2016  Lowest contract charge 0.00% Class A    $210.78           --               --           --       6.82%
      Highest contract charge 0.90% Class A   $193.09           --               --           --       5.85%
      All contract charges                         --           81          $10,978        0.34%          --
2015  Lowest contract charge 0.00% Class A    $197.33           --               --           --      11.53%
      Highest contract charge 0.90% Class A   $182.41           --               --           --      10.52%
      All contract charges                         --           56          $ 9,495        0.12%          --

                                    FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                               ----------------------------------------------------------------
                                                                            ACCUMULATION
                                                          UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------ ------------- --------
AXA/LOOMIS SAYLES GROWTH (CONTINUED)
2014  Lowest contract charge 0.00% Class A      $176.93           --               --           --       7.81%
      Highest contract charge 0.90% Class A     $165.04           --               --           --       6.85%
      All contract charges                           --           56          $ 8,450        0.11%          --
2013  Lowest contract charge 0.00% Class A      $164.11           --               --           --      27.25%
      Highest contract charge 0.90% Class A     $154.46           --               --           --      26.10%
      All contract charges                           --           73          $ 9,595        0.72%          --
AXA/LOOMIS SAYLES GROWTH
2017  Lowest contract charge 0.00% Class B      $346.43           --               --           --      34.59%
      Highest contract charge 0.60% Class B     $262.96           --               --           --      33.78%
      All contract charges                           --           75          $24,456        0.18%          --
2016  Lowest contract charge 0.00% Class B      $257.40           --               --           --       6.81%
      Highest contract charge 0.60% Class B     $196.56           --               --           --       6.17%
      All contract charges                           --           75          $18,005        0.34%          --
2015  Lowest contract charge 0.00% Class B      $240.98           --               --           --      11.52%
      Highest contract charge 0.60% Class B     $185.13           --               --           --      10.86%
      All contract charges                           --           71          $15,923        0.12%          --
2014  Lowest contract charge 0.00% Class B      $216.08           --               --           --       7.82%
      Highest contract charge 0.60% Class B     $167.00           --               --           --       7.17%
      All contract charges                           --           76          $15,333        0.11%          --
2013  Lowest contract charge 0.00% Class B      $200.41           --               --           --      27.27%
      Highest contract charge 0.60% Class B     $155.82           --               --           --      26.51%
      All contract charges                           --           79          $14,763        0.72%          --
BLACKROCK GLOBAL ALLOCATION V.I. FUND
2017  Lowest contract charge 0.00% Class III    $154.14           --               --           --      13.71%
      Highest contract charge 0.00% Class III   $154.14           --               --           --      13.71%
      All contract charges                           --          193          $ 4,268        1.33%          --
2016  Lowest contract charge 0.00% Class III    $135.56           --               --           --       3.81%
      Highest contract charge 0.00% Class III   $135.56           --               --           --       3.81%
      All contract charges                           --          171          $ 4,445        0.69%          --
2015  Lowest contract charge 0.00% Class III    $130.59           --               --           --     (1.00)%
      Highest contract charge 0.00% Class III   $130.59           --               --           --     (1.00)%
      All contract charges                           --          203          $ 9,384        1.08%          --
2014  Lowest contract charge 0.00% Class III    $131.91           --               --           --       1.93%
      Highest contract charge 0.00% Class III   $131.91           --               --           --       1.93%
      All contract charges                           --          200          $ 9,833        2.50%          --
2013  Lowest contract charge 0.00% Class III    $129.41           --               --           --      14.42%
      Highest contract charge 0.00% Class III   $129.41           --               --           --      14.42%
      All contract charges                           --          149          $ 7,005        1.07%          --
CHARTER/SM/ MULTI-SECTOR BOND
2017  Lowest contract charge 0.00% Class A      $239.78           --               --           --       2.24%
      Highest contract charge 0.90% Class A     $232.36           --               --           --       1.32%
      All contract charges                           --          220          $57,442        1.58%          --
2016  Lowest contract charge 0.00% Class A      $234.53           --               --           --       2.93%
      Highest contract charge 0.90% Class A     $229.34           --               --           --       2.01%
      All contract charges                           --          252          $66,941        1.97%          --
2015  Lowest contract charge 0.00% Class A      $227.86           --               --           --     (0.64)%
      Highest contract charge 0.90% Class A     $224.83           --               --           --     (1.53)%
      All contract charges                           --          265          $70,209        1.52%          --
2014  Lowest contract charge 0.00% Class A      $229.33           --               --           --       2.39%
      Highest contract charge 0.90% Class A     $228.33           --               --           --       1.46%
      All contract charges                           --          286          $77,439        2.51%          --
2013  Lowest contract charge 0.00% Class A      $223.98           --               --           --     (1.01)%
      Highest contract charge 0.90% Class A     $225.04           --               --           --     (1.90)%
      All contract charges                           --          306          $82,633        3.46%          --

                                    FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
CHARTER/SM/ MULTI-SECTOR BOND
2017  Lowest contract charge 0.00% Class B    $145.05           --               --           --        2.24%
      Highest contract charge 0.60% Class B   $111.96           --               --           --        1.62%
      All contract charges                         --          126          $15,563        1.58%           --
2016  Lowest contract charge 0.00% Class B    $141.87           --               --           --        2.93%
      Highest contract charge 0.60% Class B   $110.17           --               --           --        2.31%
      All contract charges                         --          132          $15,824        1.97%           --
2015  Lowest contract charge 0.00% Class B    $137.83           --               --           --      (0.64)%
      Highest contract charge 0.60% Class B   $107.68           --               --           --      (1.24)%
      All contract charges                         --          136          $15,816        1.52%           --
2014  Lowest contract charge 0.00% Class B    $138.72           --               --           --        2.38%
      Highest contract charge 0.60% Class B   $109.03           --               --           --        1.77%
      All contract charges                         --          145          $16,903        2.51%           --
2013  Lowest contract charge 0.00% Class B    $135.49           --               --           --      (0.87)%
      Highest contract charge 0.60% Class B   $107.13           --               --           --      (1.46)%
      All contract charges                         --          149          $16,905        3.46%           --
CHARTER/SM/ SMALL CAP GROWTH
2017  Lowest contract charge 0.00% Class B    $242.33           --               --           --       24.36%
      Highest contract charge 0.90% Class B   $150.12           --               --           --       23.24%
      All contract charges                         --           62          $13,055        2.72%           --
2016  Lowest contract charge 0.00% Class B    $194.86           --               --           --        9.35%
      Highest contract charge 0.90% Class B   $121.81           --               --           --        8.37%
      All contract charges                         --           63          $10,707        0.00%           --
2015  Lowest contract charge 0.00% Class B    $178.20           --               --           --      (6.04)%
      Highest contract charge 0.90% Class B   $112.40           --               --           --      (6.89)%
      All contract charges                         --           72          $11,024        0.27%           --
2014  Lowest contract charge 0.00% Class B    $189.66           --               --           --      (2.61)%
      Highest contract charge 0.90% Class B   $120.72           --               --           --      (3.49)%
      All contract charges                         --           73          $12,004        0.00%           --
2013  Lowest contract charge 0.00% Class B    $194.74           --               --           --       47.78%
      Highest contract charge 0.90% Class B   $125.08           --               --           --       46.45%
      All contract charges                         --           82          $13,549        0.00%           --
CHARTER/SM/ SMALL CAP VALUE
2017  Lowest contract charge 0.00% Class A    $336.73           --               --           --       11.29%
      Highest contract charge 0.60% Class A   $309.09           --               --           --       10.63%
      All contract charges                         --           43          $14,136        1.45%           --
2016  Lowest contract charge 0.00% Class A    $302.56           --               --           --       25.23%
      Highest contract charge 0.60% Class A   $279.39           --               --           --       24.48%
      All contract charges                         --           46          $13,586        1.36%           --
2015  Lowest contract charge 0.00% Class A    $241.60           --               --           --     (13.13)%
      Highest contract charge 0.60% Class A   $224.44           --               --           --     (13.65)%
      All contract charges                         --           48          $11,523        0.52%           --
2014  Lowest contract charge 0.00% Class A    $278.12           --               --           --      (5.12)%
      Highest contract charge 0.60% Class A   $259.93           --               --           --      (5.69)%
      All contract charges                         --           51          $14,155        0.17%           --
2013  Lowest contract charge 0.00% Class A    $293.14           --               --           --       42.77%
      Highest contract charge 0.60% Class A   $275.62           --               --           --       41.91%
      All contract charges                         --           56          $16,244        0.55%           --
CHARTER/SM/ SMALL CAP VALUE
2017  Lowest contract charge 0.00% Class B    $353.23           --               --           --       11.30%
      Highest contract charge 0.90% Class B   $298.52           --               --           --       10.30%
      All contract charges                         --           51          $16,788        1.45%           --
2016  Lowest contract charge 0.00% Class B    $317.38           --               --           --       25.23%
      Highest contract charge 0.90% Class B   $270.65           --               --           --       24.11%
      All contract charges                         --           55          $16,433        1.36%           --

                                    FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                                              ACCUMULATION
                                                            UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                 UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                 ---------- ----------------- ------------ ------------- --------
CHARTER/SM/ SMALL CAP VALUE (CONTINUED)
2015  Lowest contract charge 0.00% Class B        $253.43           --                --          --     (13.13)%
      Highest contract charge 0.90% Class B       $218.07           --                --          --     (13.92)%
      All contract charges                             --           61          $ 14,517       0.52%           --
2014  Lowest contract charge 0.00% Class B        $291.75           --                --          --      (5.11)%
      Highest contract charge 0.90% Class B       $253.33           --                --          --      (5.96)%
      All contract charges                             --           65          $ 17,745       0.17%           --
2013  Lowest contract charge 0.00% Class B        $307.45           --                --          --       42.72%
      Highest contract charge 0.90% Class B       $269.39           --                --          --       41.44%
      All contract charges                             --           69          $ 20,126       0.55%           --
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
2017  Lowest contract charge 0.00% Class II       $ 12.69           --                --          --       12.50%
      Highest contract charge 0.00% Class II      $ 12.69           --                --          --       12.50%
      All contract charges                             --           25          $    314       0.47%           --
2016  Lowest contract charge 0.00% Class II(d)    $ 11.28           --                --          --       12.91%
      Highest contract charge 0.00% Class II(d)   $ 11.28           --                --          --       12.91%
      All contract charges                             --           --          $      5       1.01%           --
EQ/BLACKROCK BASIC VALUE EQUITY
2017  Lowest contract charge 0.00% Class A        $391.76           --                --          --        8.11%
      Highest contract charge 0.60% Class A       $359.60           --                --          --        7.46%
      All contract charges                             --          247          $ 41,840       1.40%           --
2016  Lowest contract charge 0.00% Class A        $362.37           --                --          --       17.96%
      Highest contract charge 0.60% Class A       $334.63           --                --          --       17.26%
      All contract charges                             --          246          $ 40,079       1.49%           --
2015  Lowest contract charge 0.00% Class A        $307.19           --                --          --      (6.15)%
      Highest contract charge 0.60% Class A       $285.38           --                --          --      (6.71)%
      All contract charges                             --          242          $ 36,247       1.28%           --
2014  Lowest contract charge 0.00% Class A        $327.32           --                --          --        9.71%
      Highest contract charge 0.60% Class A       $305.92           --                --          --        9.05%
      All contract charges                             --          227          $ 40,401       1.07%           --
2013  Lowest contract charge 0.00% Class A        $298.36           --                --          --       37.75%
      Highest contract charge 0.60% Class A       $280.54           --                --          --       36.92%
      All contract charges                             --          210          $ 38,163       1.61%           --
EQ/BLACKROCK BASIC VALUE EQUITY
2017  Lowest contract charge 0.00% Class B        $515.61           --                --          --        8.11%
      Highest contract charge 0.90% Class B       $427.76           --                --          --        7.14%
      All contract charges                             --          369          $170,709       1.40%           --
2016  Lowest contract charge 0.00% Class B        $476.93           --                --          --       17.96%
      Highest contract charge 0.90% Class B       $399.26           --                --          --       16.91%
      All contract charges                             --          400          $171,810       1.49%           --
2015  Lowest contract charge 0.00% Class B        $404.30           --                --          --      (6.15)%
      Highest contract charge 0.90% Class B       $341.52           --                --          --      (6.99)%
      All contract charges                             --          436          $158,529       1.28%           --
2014  Lowest contract charge 0.00% Class B        $430.79           --                --          --        9.70%
      Highest contract charge 0.90% Class B       $367.20           --                --          --        8.72%
      All contract charges                             --          463          $179,873       1.07%           --
2013  Lowest contract charge 0.00% Class B        $392.69           --                --          --       37.73%
      Highest contract charge 0.90% Class B       $337.76           --                --          --       36.49%
      All contract charges                             --          485          $172,038       1.61%           --
EQ/CAPITAL GUARDIAN RESEARCH
2017  Lowest contract charge 0.00% Class A        $443.41           --                --          --       25.44%
      Highest contract charge 0.60% Class A       $277.95           --                --          --       24.69%
      All contract charges                             --           62          $ 16,329       0.78%           --
2016  Lowest contract charge 0.00% Class A        $353.49           --                --          --        8.42%
      Highest contract charge 0.60% Class A       $222.92           --                --          --        7.77%
      All contract charges                             --           60          $ 13,834       0.87%           --

                                    FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/CAPITAL GUARDIAN RESEARCH (CONTINUED)
2015  Lowest contract charge 0.00% Class A    $326.03            --                --         --       1.91%
      Highest contract charge 0.60% Class A   $206.84            --                --         --       1.30%
      All contract charges                         --            62        $   14,705      0.59%          --
2014  Lowest contract charge 0.00% Class A    $319.92            --                --         --      10.51%
      Highest contract charge 0.60% Class A   $204.19            --                --         --       9.85%
      All contract charges                         --            62        $   15,531      0.70%          --
2013  Lowest contract charge 0.00% Class A    $289.49            --                --         --      31.79%
      Highest contract charge 0.60% Class A   $185.88            --                --         --      31.00%
      All contract charges                         --            68        $   15,218      1.47%          --
EQ/CAPITAL GUARDIAN RESEARCH
2017  Lowest contract charge 0.00% Class B    $336.81            --                --         --      25.44%
      Highest contract charge 0.90% Class B   $285.37            --                --         --      24.31%
      All contract charges                         --           358        $  108,933      0.78%          --
2016  Lowest contract charge 0.00% Class B    $268.51            --                --         --       8.42%
      Highest contract charge 0.90% Class B   $229.56            --                --         --       7.45%
      All contract charges                         --           377        $   92,101      0.87%          --
2015  Lowest contract charge 0.00% Class B    $247.65            --                --         --       1.91%
      Highest contract charge 0.90% Class B   $213.65            --                --         --       1.00%
      All contract charges                         --           417        $   94,238      0.59%          --
2014  Lowest contract charge 0.00% Class B    $243.01            --                --         --      10.51%
      Highest contract charge 0.90% Class B   $211.54            --                --         --       9.52%
      All contract charges                         --           419        $   93,222      0.70%          --
2013  Lowest contract charge 0.00% Class B    $219.89            --                --         --      31.77%
      Highest contract charge 0.90% Class B   $193.16            --                --         --      30.58%
      All contract charges                         --           468        $   94,736      1.47%          --
EQ/COMMON STOCK INDEX
2017  Lowest contract charge 0.00% Class A    $719.43            --                --         --      20.47%
      Highest contract charge 0.90% Class A   $732.21            --                --         --      19.39%
      All contract charges                         --         1,320        $1,495,123      1.30%          --
2016  Lowest contract charge 0.00% Class A    $597.19            --                --         --      11.69%
      Highest contract charge 0.90% Class A   $613.30            --                --         --      10.69%
      All contract charges                         --         1,384        $1,360,428      1.55%          --
2015  Lowest contract charge 0.00% Class A    $534.69            --                --         --     (0.05)%
      Highest contract charge 0.90% Class A   $554.08            --                --         --     (0.95)%
      All contract charges                         --         1,448        $1,330,558      1.37%          --
2014  Lowest contract charge 0.00% Class A    $534.98            --                --         --      12.05%
      Highest contract charge 0.90% Class A   $559.42            --                --         --      11.05%
      All contract charges                         --         1,467        $1,441,799      1.24%          --
2013  Lowest contract charge 0.00% Class A    $477.43            --                --         --      32.47%
      Highest contract charge 0.90% Class A   $503.77            --                --         --      31.28%
      All contract charges                         --         1,573        $1,403,125      1.29%          --
EQ/COMMON STOCK INDEX
2017  Lowest contract charge 0.00% Class B    $224.67            --                --         --      20.47%
      Highest contract charge 0.60% Class B   $242.06            --                --         --      19.75%
      All contract charges                         --           951        $  225,386      1.30%          --
2016  Lowest contract charge 0.00% Class B    $186.50            --                --         --      11.69%
      Highest contract charge 0.60% Class B   $202.14            --                --         --      11.02%
      All contract charges                         --           981        $  194,128      1.55%          --
2015  Lowest contract charge 0.00% Class B    $166.98            --                --         --     (0.05)%
      Highest contract charge 0.60% Class B   $182.07            --                --         --     (0.65)%
      All contract charges                         --         1,016        $  181,517      1.37%          --
2014  Lowest contract charge 0.00% Class B    $167.07            --                --         --      12.05%
      Highest contract charge 0.60% Class B   $183.27            --                --         --      11.38%
      All contract charges                         --         1,060        $  191,161      1.24%          --

                                    FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/COMMON STOCK INDEX (CONTINUED)
2013  Lowest contract charge 0.00% Class B    $149.10            --               --          --      32.47%
      Highest contract charge 0.60% Class B   $164.54            --               --          --      31.67%
      All contract charges                         --         1,115         $180,697       1.29%          --
EQ/CORE BOND INDEX
2017  Lowest contract charge 0.00% Class A    $137.33            --               --          --       1.46%
      Highest contract charge 0.90% Class A   $124.13            --               --          --       0.55%
      All contract charges                         --           182         $ 26,157       1.39%          --
2016  Lowest contract charge 0.00% Class A    $135.35            --               --          --       1.38%
      Highest contract charge 0.90% Class A   $123.45            --               --          --       0.47%
      All contract charges                         --           200         $ 28,475       1.50%          --
2015  Lowest contract charge 0.00% Class A    $133.51            --               --          --       0.44%
      Highest contract charge 0.90% Class A   $122.87            --               --          --     (0.47)%
      All contract charges                         --           207         $ 29,322       1.49%          --
2014  Lowest contract charge 0.00% Class A    $132.93            --               --          --       2.41%
      Highest contract charge 0.90% Class A   $123.45            --               --          --       1.50%
      All contract charges                         --           219         $ 30,635       1.31%          --
2013  Lowest contract charge 0.00% Class A    $129.80            --               --          --     (1.58)%
      Highest contract charge 0.90% Class A   $121.63            --               --          --     (2.48)%
      All contract charges                         --           231         $ 31,506       1.17%          --
EQ/CORE BOND INDEX
2017  Lowest contract charge 0.00% Class B    $142.69            --               --          --       1.46%
      Highest contract charge 0.60% Class B   $158.89            --               --          --       0.86%
      All contract charges                         --           172         $ 25,594       1.39%          --
2016  Lowest contract charge 0.00% Class B    $140.63            --               --          --       1.38%
      Highest contract charge 0.60% Class B   $157.54            --               --          --       0.77%
      All contract charges                         --           165         $ 24,392       1.50%          --
2015  Lowest contract charge 0.00% Class B    $138.72            --               --          --       0.44%
      Highest contract charge 0.60% Class B   $156.34            --               --          --     (0.17)%
      All contract charges                         --           157         $ 23,116       1.49%          --
2014  Lowest contract charge 0.00% Class B    $138.11            --               --          --       2.41%
      Highest contract charge 0.60% Class B   $156.60            --               --          --       1.80%
      All contract charges                         --           151         $ 22,367       1.31%          --
2013  Lowest contract charge 0.00% Class B    $134.86            --               --          --     (1.59)%
      Highest contract charge 0.60% Class B   $153.83            --               --          --     (2.18)%
      All contract charges                         --           150         $ 21,831       1.17%          --
EQ/EQUITY 500 INDEX
2017  Lowest contract charge 0.00% Class A    $818.32            --               --          --      21.04%
      Highest contract charge 0.90% Class A   $666.65            --               --          --      19.96%
      All contract charges                         --         1,393         $602,506       1.45%          --
2016  Lowest contract charge 0.00% Class A    $676.05            --               --          --      11.24%
      Highest contract charge 0.90% Class A   $555.73            --               --          --      10.24%
      All contract charges                         --         1,292         $542,718       1.66%          --
2015  Lowest contract charge 0.00% Class A    $607.76            --               --          --       0.80%
      Highest contract charge 0.90% Class A   $504.12            --               --          --     (0.11)%
      All contract charges                         --         1,399         $519,057       1.61%          --
2014  Lowest contract charge 0.00% Class A    $602.94            --               --          --      12.98%
      Highest contract charge 0.90% Class A   $504.66            --               --          --      11.96%
      All contract charges                         --         1,320         $556,228       1.39%          --
2013  Lowest contract charge 0.00% Class A    $533.69            --               --          --      31.51%
      Highest contract charge 0.90% Class A   $450.76            --               --          --      30.33%
      All contract charges                         --         1,173         $536,839       1.48%          --
EQ/EQUITY 500 INDEX
2017  Lowest contract charge 0.00% Class B    $247.66            --               --          --      21.04%
      Highest contract charge 0.60% Class B   $228.79            --               --          --      20.32%
      All contract charges                         --         1,137         $272,641       1.45%          --

                                    FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/EQUITY 500 INDEX (CONTINUED)
2016  Lowest contract charge 0.00% Class B    $204.61            --               --          --      11.23%
      Highest contract charge 0.60% Class B   $190.15            --               --          --      10.56%
      All contract charges                         --         1,100         $217,785       1.66%          --
2015  Lowest contract charge 0.00% Class B    $183.95            --               --          --       0.79%
      Highest contract charge 0.60% Class B   $171.99            --               --          --       0.19%
      All contract charges                         --         1,073         $191,053       1.61%          --
2014  Lowest contract charge 0.00% Class B    $182.51            --               --          --      12.97%
      Highest contract charge 0.60% Class B   $171.67            --               --          --      12.30%
      All contract charges                         --         1,056         $186,511       1.39%          --
2013  Lowest contract charge 0.00% Class B    $161.55            --               --          --      31.51%
      Highest contract charge 0.60% Class B   $152.87            --               --          --      30.73%
      All contract charges                         --         1,016         $158,969       1.48%          --
EQ/GLOBAL BOND PLUS
2017  Lowest contract charge 0.00% Class A    $144.55            --               --          --       4.65%
      Highest contract charge 0.90% Class A   $122.90            --               --          --       3.71%
      All contract charges                         --            99         $  7,953       0.04%          --
2016  Lowest contract charge 0.00% Class A    $138.13            --               --          --       0.68%
      Highest contract charge 0.90% Class A   $118.50            --               --          --     (0.23)%
      All contract charges                         --            99         $  8,311       1.92%          --
2015  Lowest contract charge 0.00% Class A    $137.20            --               --          --     (3.80)%
      Highest contract charge 0.90% Class A   $118.77            --               --          --     (4.66)%
      All contract charges                         --            93         $  8,563       0.04%          --
2014  Lowest contract charge 0.00% Class A    $142.62            --               --          --       0.88%
      Highest contract charge 0.90% Class A   $124.58            --               --          --     (0.02)%
      All contract charges                         --           100         $ 11,375       0.67%          --
2013  Lowest contract charge 0.00% Class A    $141.37            --               --          --     (2.56)%
      Highest contract charge 0.90% Class A   $124.61            --               --          --     (3.44)%
      All contract charges                         --           103         $ 12,060       0.01%          --
EQ/GLOBAL BOND PLUS
2017  Lowest contract charge 0.00% Class B    $137.76            --               --          --       4.65%
      Highest contract charge 0.60% Class B   $125.44            --               --          --       4.02%
      All contract charges                         --            68         $  9,131       0.04%          --
2016  Lowest contract charge 0.00% Class B    $131.64            --               --          --       0.68%
      Highest contract charge 0.60% Class B   $120.59            --               --          --       0.07%
      All contract charges                         --            69         $  8,747       1.92%          --
2015  Lowest contract charge 0.00% Class B    $130.75            --               --          --     (3.80)%
      Highest contract charge 0.60% Class B   $120.50            --               --          --     (4.38)%
      All contract charges                         --            66         $  8,457       0.04%          --
2014  Lowest contract charge 0.00% Class B    $135.92            --               --          --       0.89%
      Highest contract charge 0.60% Class B   $126.02            --               --          --       0.29%
      All contract charges                         --            67         $  8,941       0.67%          --
2013  Lowest contract charge 0.00% Class B    $134.72            --               --          --     (2.51)%
      Highest contract charge 0.60% Class B   $125.66            --               --          --     (3.10)%
      All contract charges                         --            68         $  8,897       0.01%          --
EQ/INTERMEDIATE GOVERNMENT BOND
2017  Lowest contract charge 0.00% Class A    $235.74            --               --          --       0.34%
      Highest contract charge 0.90% Class A   $199.94            --               --          --     (0.56)%
      All contract charges                         --           370         $ 69,699       0.84%          --
2016  Lowest contract charge 0.00% Class A    $234.93            --               --          --       0.45%
      Highest contract charge 0.90% Class A   $201.07            --               --          --     (0.45)%
      All contract charges                         --           354         $ 70,206       0.70%          --
2015  Lowest contract charge 0.00% Class A    $233.88            --               --          --       0.43%
      Highest contract charge 0.90% Class A   $201.98            --               --          --     (0.47)%
      All contract charges                         --           323         $ 65,486       0.60%          --

                                    FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/INTERMEDIATE GOVERNMENT BOND (CONTINUED)
2014  Lowest contract charge 0.00% Class A    $232.88            --               --          --       1.53%
      Highest contract charge 0.90% Class A   $202.94            --               --          --       0.62%
      All contract charges                         --           318         $ 65,987       0.40%          --
2013  Lowest contract charge 0.00% Class A    $229.37            --               --          --     (1.64)%
      Highest contract charge 0.90% Class A   $201.69            --               --          --     (2.53)%
      All contract charges                         --           320         $ 68,033       0.21%          --
EQ/INTERMEDIATE GOVERNMENT BOND
2017  Lowest contract charge 0.00% Class B    $169.28            --               --          --       0.34%
      Highest contract charge 0.60% Class B   $151.29            --               --          --     (0.26)%
      All contract charges                         --           123         $ 19,188       0.84%          --
2016  Lowest contract charge 0.00% Class B    $168.70            --               --          --       0.45%
      Highest contract charge 0.60% Class B   $151.68            --               --          --     (0.15)%
      All contract charges                         --           135         $ 20,929       0.70%          --
2015  Lowest contract charge 0.00% Class B    $167.94            --               --          --       0.42%
      Highest contract charge 0.60% Class B   $151.91            --               --          --     (0.18)%
      All contract charges                         --           120         $ 18,638       0.60%          --
2014  Lowest contract charge 0.00% Class B    $167.23            --               --          --       1.54%
      Highest contract charge 0.60% Class B   $152.18            --               --          --       0.93%
      All contract charges                         --           125         $ 19,156       0.40%          --
2013  Lowest contract charge 0.00% Class B    $164.70            --               --          --     (1.64)%
      Highest contract charge 0.60% Class B   $150.78            --               --          --     (2.24)%
      All contract charges                         --           136         $ 20,907       0.21%          --
EQ/INTERNATIONAL EQUITY INDEX
2017  Lowest contract charge 0.00% Class A    $235.12            --               --          --      23.22%
      Highest contract charge 0.90% Class A   $191.42            --               --          --      22.12%
      All contract charges                         --         1,529         $270,450       2.64%          --
2016  Lowest contract charge 0.00% Class A    $190.81            --               --          --       2.20%
      Highest contract charge 0.90% Class A   $156.75            --               --          --       1.28%
      All contract charges                         --         1,486         $220,734       2.72%          --
2015  Lowest contract charge 0.00% Class A    $186.71            --               --          --     (2.14)%
      Highest contract charge 0.90% Class A   $154.77            --               --          --     (3.02)%
      All contract charges                         --         1,506         $232,186       2.32%          --
2014  Lowest contract charge 0.00% Class A    $190.79            --               --          --     (6.90)%
      Highest contract charge 0.90% Class A   $159.59            --               --          --     (7.74)%
      All contract charges                         --         1,507         $254,494       2.97%          --
2013  Lowest contract charge 0.00% Class A    $204.93            --               --          --      21.47%
      Highest contract charge 0.90% Class A   $172.97            --               --          --      20.38%
      All contract charges                         --         1,613         $295,783       2.22%          --
EQ/INTERNATIONAL EQUITY INDEX
2017  Lowest contract charge 0.00% Class B    $160.52            --               --          --      23.22%
      Highest contract charge 0.90% Class B   $140.92            --               --          --      22.11%
      All contract charges                         --           409         $ 63,674       2.64%          --
2016  Lowest contract charge 0.00% Class B    $130.27            --               --          --       2.20%
      Highest contract charge 0.90% Class B   $115.40            --               --          --       1.28%
      All contract charges                         --           407         $ 51,586       2.72%          --
2015  Lowest contract charge 0.00% Class B    $127.47            --               --          --     (2.13)%
      Highest contract charge 0.90% Class B   $113.94            --               --          --     (3.02)%
      All contract charges                         --           424         $ 52,585       2.32%          --
2014  Lowest contract charge 0.00% Class B    $130.25            --               --          --     (6.90)%
      Highest contract charge 0.90% Class B   $117.49            --               --          --     (7.74)%
      All contract charges                         --           414         $ 52,708       2.97%          --
2013  Lowest contract charge 0.00% Class B    $139.91            --               --          --      21.47%
      Highest contract charge 0.90% Class B   $127.34            --               --          --      20.38%
      All contract charges                         --           414         $ 56,742       2.22%          --

                                    FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/INVESCO COMSTOCK
2017  Lowest contract charge 0.00% Class A    $193.24           --               --           --      17.98%
      Highest contract charge 0.90% Class A   $175.43           --               --           --      16.92%
      All contract charges                         --           94          $14,441        0.80%          --
2016  Lowest contract charge 0.00% Class A    $163.79           --               --           --      17.38%
      Highest contract charge 0.90% Class A   $150.04           --               --           --      16.32%
      All contract charges                         --           80          $10,866        2.44%          --
2015  Lowest contract charge 0.00% Class A    $139.54           --               --           --     (6.19)%
      Highest contract charge 0.90% Class A   $128.99           --               --           --     (7.03)%
      All contract charges                         --          100          $12,263        2.18%          --
2014  Lowest contract charge 0.00% Class A    $148.75           --               --           --       8.92%
      Highest contract charge 0.90% Class A   $138.74           --               --           --       7.94%
      All contract charges                         --          101          $13,086        1.88%          --
2013  Lowest contract charge 0.00% Class A    $136.57           --               --           --      35.08%
      Highest contract charge 0.90% Class A   $128.54           --               --           --      33.87%
      All contract charges                         --           37          $ 4,854        4.83%          --
EQ/INVESCO COMSTOCK
2017  Lowest contract charge 0.00% Class B    $245.99           --               --           --      17.98%
      Highest contract charge 0.60% Class B   $178.98           --               --           --      17.27%
      All contract charges                         --           66          $15,264        0.80%          --
2016  Lowest contract charge 0.00% Class B    $208.50           --               --           --      17.37%
      Highest contract charge 0.60% Class B   $152.62           --               --           --      16.67%
      All contract charges                         --           65          $12,804        2.44%          --
2015  Lowest contract charge 0.00% Class B    $177.64           --               --           --     (6.19)%
      Highest contract charge 0.60% Class B   $130.81           --               --           --     (6.75)%
      All contract charges                         --           71          $11,678        2.18%          --
2014  Lowest contract charge 0.00% Class B    $189.36           --               --           --       8.92%
      Highest contract charge 0.60% Class B   $140.28           --               --           --       8.26%
      All contract charges                         --           69          $12,100        1.88%          --
2013  Lowest contract charge 0.00% Class B    $173.86           --               --           --      35.04%
      Highest contract charge 0.60% Class B   $129.58           --               --           --      34.22%
      All contract charges                         --           34          $ 5,480        4.83%          --
EQ/JPMORGAN VALUE OPPORTUNITIES
2017  Lowest contract charge 0.00% Class A    $414.32           --               --           --      17.72%
      Highest contract charge 0.00% Class A   $414.32           --               --           --      17.72%
      All contract charges                         --           41          $ 4,807        0.86%          --
2016  Lowest contract charge 0.00% Class A    $351.95           --               --           --      21.53%
      Highest contract charge 0.00% Class A   $351.95           --               --           --      21.53%
      All contract charges                         --           32          $ 3,509        1.05%          --
2015  Lowest contract charge 0.00% Class A    $289.59           --               --           --     (2.25)%
      Highest contract charge 0.00% Class A   $289.59           --               --           --     (2.25)%
      All contract charges                         --           30          $ 2,225        0.70%          --
2014  Lowest contract charge 0.00% Class A    $296.27           --               --           --      14.37%
      Highest contract charge 0.00% Class A   $296.27           --               --           --      14.37%
      All contract charges                         --           21          $ 1,687        1.08%          --
2013  Lowest contract charge 0.00% Class A    $259.04           --               --           --      35.80%
      Highest contract charge 0.00% Class A   $259.04           --               --           --      35.80%
      All contract charges                         --           14          $ 1,248        2.02%          --
EQ/JPMORGAN VALUE OPPORTUNITIES
2017  Lowest contract charge 0.00% Class B    $386.87           --               --           --      17.72%
      Highest contract charge 0.90% Class B   $320.95           --               --           --      16.66%
      All contract charges                         --          131          $45,408        0.86%          --
2016  Lowest contract charge 0.00% Class B    $328.64           --               --           --      21.53%
      Highest contract charge 0.90% Class B   $275.11           --               --           --      20.44%
      All contract charges                         --          115          $34,289        1.05%          --

                                    FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/JPMORGAN VALUE OPPORTUNITIES (CONTINUED)
2015  Lowest contract charge 0.00% Class B    $270.42           --                --          --     (2.28)%
      Highest contract charge 0.90% Class B   $228.43           --                --          --     (3.16)%
      All contract charges                         --          121          $ 29,513       0.70%          --
2014  Lowest contract charge 0.00% Class B    $276.74           --                --          --      14.38%
      Highest contract charge 0.90% Class B   $235.89           --                --          --      13.35%
      All contract charges                         --          124          $ 30,663       1.08%          --
2013  Lowest contract charge 0.00% Class B    $241.95           --                --          --      35.78%
      Highest contract charge 0.90% Class B   $208.11           --                --          --      34.57%
      All contract charges                         --          127          $ 27,606       2.02%          --
EQ/LARGE CAP GROWTH INDEX
2017  Lowest contract charge 0.00% Class A    $452.25           --                --          --      29.22%
      Highest contract charge 0.60% Class A   $299.34           --                --          --      28.44%
      All contract charges                         --           86          $ 20,954       0.77%          --
2016  Lowest contract charge 0.00% Class A    $349.98           --                --          --       6.34%
      Highest contract charge 0.60% Class A   $233.05           --                --          --       5.71%
      All contract charges                         --           82          $ 16,601       1.01%          --
2015  Lowest contract charge 0.00% Class A    $329.10           --                --          --       4.86%
      Highest contract charge 0.60% Class A   $220.46           --                --          --       4.23%
      All contract charges                         --           77          $ 16,461       0.87%          --
2014  Lowest contract charge 0.00% Class A    $313.85           --                --          --      12.24%
      Highest contract charge 0.60% Class A   $211.51           --                --          --      11.57%
      All contract charges                         --           67          $ 15,886       0.91%          --
2013  Lowest contract charge 0.00% Class A    $279.62           --                --          --      32.50%
      Highest contract charge 0.60% Class A   $189.58           --                --          --      31.70%
      All contract charges                         --           66          $ 14,826       0.96%          --
EQ/LARGE CAP GROWTH INDEX
2017  Lowest contract charge 0.00% Class B    $225.05           --                --          --      29.22%
      Highest contract charge 0.90% Class B   $190.27           --                --          --      28.07%
      All contract charges                         --          680          $139,563       0.77%          --
2016  Lowest contract charge 0.00% Class B    $174.16           --                --          --       6.34%
      Highest contract charge 0.90% Class B   $148.57           --                --          --       5.39%
      All contract charges                         --          713          $113,687       1.01%          --
2015  Lowest contract charge 0.00% Class B    $163.77           --                --          --       4.87%
      Highest contract charge 0.90% Class B   $140.97           --                --          --       3.92%
      All contract charges                         --          764          $114,945       0.87%          --
2014  Lowest contract charge 0.00% Class B    $156.17           --                --          --      12.24%
      Highest contract charge 0.90% Class B   $135.65           --                --          --      11.22%
      All contract charges                         --          805          $115,779       0.91%          --
2013  Lowest contract charge 0.00% Class B    $139.14           --                --          --      32.49%
      Highest contract charge 0.90% Class B   $121.96           --                --          --      31.30%
      All contract charges                         --          883          $113,856       0.96%          --
EQ/LARGE CAP VALUE INDEX
2017  Lowest contract charge 0.00% Class A    $119.30           --                --          --      13.01%
      Highest contract charge 0.90% Class A   $108.30           --                --          --      11.98%
      All contract charges                         --          122          $ 13,848       1.94%          --
2016  Lowest contract charge 0.00% Class A    $105.57           --                --          --      16.47%
      Highest contract charge 0.90% Class A   $ 96.71           --                --          --      15.43%
      All contract charges                         --          125          $ 12,655       2.17%          --
2015  Lowest contract charge 0.00% Class A    $ 90.64           --                --          --     (4.43)%
      Highest contract charge 0.90% Class A   $ 83.78           --                --          --     (5.29)%
      All contract charges                         --          114          $ 10,014       1.96%          --
2014  Lowest contract charge 0.00% Class A    $ 94.84           --                --          --      12.62%
      Highest contract charge 0.90% Class A   $ 88.46           --                --          --      11.61%
      All contract charges                         --          112          $ 10,362       1.62%          --

                                    FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/LARGE CAP VALUE INDEX (CONTINUED)
2013  Lowest contract charge 0.00% Class A    $ 84.21           --                --          --      31.60%
      Highest contract charge 0.90% Class A   $ 79.26           --                --          --      30.40%
      All contract charges                         --          101          $  8,239       1.56%          --
EQ/LARGE CAP VALUE INDEX
2017  Lowest contract charge 0.00% Class B    $137.42           --                --          --      13.00%
      Highest contract charge 0.60% Class B   $110.56           --                --          --      12.32%
      All contract charges                         --          115          $ 15,123       1.94%          --
2016  Lowest contract charge 0.00% Class B    $121.61           --                --          --      16.47%
      Highest contract charge 0.60% Class B   $ 98.43           --                --          --      15.77%
      All contract charges                         --          105          $ 12,174       2.17%          --
2015  Lowest contract charge 0.00% Class B    $104.41           --                --          --     (4.43)%
      Highest contract charge 0.60% Class B   $ 85.02           --                --          --     (5.01)%
      All contract charges                         --           97          $  9,549       1.96%          --
2014  Lowest contract charge 0.00% Class B    $109.25           --                --          --      12.63%
      Highest contract charge 0.60% Class B   $ 89.50           --                --          --      11.96%
      All contract charges                         --           84          $  8,774       1.62%          --
2013  Lowest contract charge 0.00% Class B    $ 97.00           --                --          --      31.58%
      Highest contract charge 0.60% Class B   $ 79.94           --                --          --      30.79%
      All contract charges                         --           76          $  6,961       1.56%          --
EQ/MFS INTERNATIONAL GROWTH
2017  Lowest contract charge 0.00% Class B    $248.46           --                --          --      32.05%
      Highest contract charge 0.90% Class B   $141.35           --                --          --      30.88%
      All contract charges                         --          283          $ 51,192       0.84%          --
2016  Lowest contract charge 0.00% Class B    $188.15           --                --          --       1.98%
      Highest contract charge 0.90% Class B   $108.00           --                --          --       1.06%
      All contract charges                         --          283          $ 38,646       1.00%          --
2015  Lowest contract charge 0.00% Class B    $184.50           --                --          --       0.20%
      Highest contract charge 0.90% Class B   $106.87           --                --          --     (0.71)%
      All contract charges                         --          285          $ 37,624       0.60%          --
2014  Lowest contract charge 0.00% Class B    $184.13           --                --          --     (5.01)%
      Highest contract charge 0.90% Class B   $107.63           --                --          --     (5.86)%
      All contract charges                         --          287          $ 37,394       0.94%          --
2013  Lowest contract charge 0.00% Class B    $193.84           --                --          --      13.65%
      Highest contract charge 0.90% Class B   $114.33           --                --          --      12.63%
      All contract charges                         --          291          $ 39,189       0.94%          --
EQ/MID CAP INDEX
2017  Lowest contract charge 0.00% Class A    $457.47           --                --          --      15.48%
      Highest contract charge 0.60% Class A   $311.82           --                --          --      14.79%
      All contract charges                         --          168          $ 38,774       0.93%          --
2016  Lowest contract charge 0.00% Class A    $396.14           --                --          --      19.91%
      Highest contract charge 0.60% Class A   $271.64           --                --          --      19.19%
      All contract charges                         --          149          $ 32,505       1.09%          --
2015  Lowest contract charge 0.00% Class A    $330.36           --                --          --     (2.86)%
      Highest contract charge 0.60% Class A   $227.90           --                --          --     (3.44)%
      All contract charges                         --          141          $ 28,395       0.86%          --
2014  Lowest contract charge 0.00% Class A    $340.09           --                --          --       8.99%
      Highest contract charge 0.60% Class A   $236.02           --                --          --       8.34%
      All contract charges                         --          129          $ 29,901       0.80%          --
2013  Lowest contract charge 0.00% Class A    $312.03           --                --          --      32.58%
      Highest contract charge 0.60% Class A   $217.86           --                --          --      31.79%
      All contract charges                         --          119          $ 28,884       0.77%          --
EQ/MID CAP INDEX
2017  Lowest contract charge 0.00% Class B    $292.20           --                --          --      15.48%
      Highest contract charge 0.90% Class B   $249.83           --                --          --      14.44%
      All contract charges                         --          432          $118,329       0.93%          --

                                    FSA-139

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/MID CAP INDEX (CONTINUED)
2016  Lowest contract charge 0.00% Class B    $253.03            --               --          --      19.91%
      Highest contract charge 0.90% Class B   $218.30            --               --          --      18.84%
      All contract charges                         --           400         $ 94,440       1.09%          --
2015  Lowest contract charge 0.00% Class B    $211.01            --               --          --     (2.86)%
      Highest contract charge 0.90% Class B   $183.70            --               --          --     (3.73)%
      All contract charges                         --           419         $ 82,531       0.86%          --
2014  Lowest contract charge 0.00% Class B    $217.22            --               --          --       8.99%
      Highest contract charge 0.90% Class B   $190.82            --               --          --       8.01%
      All contract charges                         --           427         $ 86,668       0.80%          --
2013  Lowest contract charge 0.00% Class B    $199.30            --               --          --      32.58%
      Highest contract charge 0.90% Class B   $176.67            --               --          --      31.38%
      All contract charges                         --           449         $ 83,977       0.77%          --
EQ/MONEY MARKET
2017  Lowest contract charge 0.00% Class A    $172.76            --               --          --       0.40%
      Highest contract charge 0.90% Class A   $148.82            --               --          --     (0.50)%
      All contract charges                         --         1,389         $100,524       0.39%          --
2016  Lowest contract charge 0.00% Class A    $172.07            --               --          --          --
      Highest contract charge 0.90% Class A   $149.57            --               --          --     (0.89)%
      All contract charges                         --         1,609         $112,607       0.00%          --
2015  Lowest contract charge 0.00% Class A    $172.07            --               --          --          --
      Highest contract charge 0.90% Class A   $150.92            --               --          --     (0.90)%
      All contract charges                         --         1,459         $116,349       0.00%          --
2014  Lowest contract charge 0.00% Class A    $172.07            --               --          --          --
      Highest contract charge 0.90% Class A   $152.29            --               --          --     (0.90)%
      All contract charges                         --         1,156         $125,159       0.00%          --
2013  Lowest contract charge 0.00% Class A    $172.07            --               --          --          --
      Highest contract charge 0.90% Class A   $153.67            --               --          --     (0.90)%
      All contract charges                         --         1,206         $130,681       0.00%          --
EQ/MONEY MARKET
2017  Lowest contract charge 0.00% Class B    $132.02            --               --          --       0.40%
      Highest contract charge 0.60% Class B   $123.43            --               --          --     (0.20)%
      All contract charges                         --           418         $ 53,555       0.39%          --
2016  Lowest contract charge 0.00% Class B    $131.49            --               --          --          --
      Highest contract charge 0.60% Class B   $123.68            --               --          --     (0.59)%
      All contract charges                         --           360         $ 45,810       0.00%          --
2015  Lowest contract charge 0.00% Class B    $131.49            --               --          --     (0.01)%
      Highest contract charge 0.60% Class B   $124.42            --               --          --     (0.60)%
      All contract charges                         --           343         $ 43,876       0.00%          --
2014  Lowest contract charge 0.00% Class B    $131.50            --               --          --       0.01%
      Highest contract charge 0.60% Class B   $125.17            --               --          --     (0.60)%
      All contract charges                         --           330         $ 42,162       0.00%          --
2013  Lowest contract charge 0.00% Class B    $131.49            --               --          --          --
      Highest contract charge 0.60% Class B   $125.93            --               --          --     (0.60)%
      All contract charges                         --           407         $ 52,804       0.00%          --
EQ/PIMCO ULTRA SHORT BOND
2017  Lowest contract charge 0.00% Class A    $120.08            --               --          --       1.88%
      Highest contract charge 0.90% Class A   $109.02            --               --          --       0.97%
      All contract charges                         --           138         $ 15,815       1.32%          --
2016  Lowest contract charge 0.00% Class A    $117.86            --               --          --       1.99%
      Highest contract charge 0.90% Class A   $107.97            --               --          --       1.08%
      All contract charges                         --           125         $ 14,261       1.00%          --
2015  Lowest contract charge 0.00% Class A    $115.56            --               --          --     (0.28)%
      Highest contract charge 0.90% Class A   $106.82            --               --          --     (1.17)%
      All contract charges                         --           145         $ 16,282       0.47%          --

                                    FSA-140

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/PIMCO ULTRA SHORT BOND (CONTINUED)
2014  Lowest contract charge 0.00% Class A    $115.88           --               --           --     (0.09)%
      Highest contract charge 0.90% Class A   $108.09           --               --           --     (0.99)%
      All contract charges                         --          156          $17,494        0.38%          --
2013  Lowest contract charge 0.00% Class A    $115.98           --               --           --       0.03%
      Highest contract charge 0.90% Class A   $109.17           --               --           --     (0.87)%
      All contract charges                         --          183          $20,583        0.72%          --
EQ/PIMCO ULTRA SHORT BOND
2017  Lowest contract charge 0.00% Class B    $123.07           --               --           --       1.90%
      Highest contract charge 0.60% Class B   $112.00           --               --           --       1.28%
      All contract charges                         --          146          $17,454        1.32%          --
2016  Lowest contract charge 0.00% Class B    $120.78           --               --           --       1.98%
      Highest contract charge 0.60% Class B   $110.58           --               --           --       1.38%
      All contract charges                         --          142          $16,743        1.00%          --
2015  Lowest contract charge 0.00% Class B    $118.43           --               --           --     (0.27)%
      Highest contract charge 0.60% Class B   $109.08           --               --           --     (0.87)%
      All contract charges                         --          153          $17,504        0.47%          --
2014  Lowest contract charge 0.00% Class B    $118.75           --               --           --     (0.09)%
      Highest contract charge 0.60% Class B   $110.04           --               --           --     (0.69)%
      All contract charges                         --          165          $19,037        0.38%          --
2013  Lowest contract charge 0.00% Class B    $118.86           --               --           --       0.08%
      Highest contract charge 0.60% Class B   $110.80           --               --           --     (0.52)%
      All contract charges                         --          158          $18,293        0.72%          --
EQ/QUALITY BOND PLUS
2017  Lowest contract charge 0.00% Class A    $257.00           --               --           --       1.39%
      Highest contract charge 0.90% Class A   $194.72           --               --           --       0.48%
      All contract charges                         --          173          $25,722        1.17%          --
2016  Lowest contract charge 0.00% Class A    $253.48           --               --           --       1.18%
      Highest contract charge 0.90% Class A   $193.79           --               --           --       0.27%
      All contract charges                         --          203          $36,245        1.15%          --
2015  Lowest contract charge 0.00% Class A    $250.53           --               --           --       0.22%
      Highest contract charge 0.90% Class A   $193.27           --               --           --     (0.68)%
      All contract charges                         --          208          $38,216        1.06%          --
2014  Lowest contract charge 0.00% Class A    $249.97           --               --           --       2.90%
      Highest contract charge 0.90% Class A   $194.59           --               --           --       1.98%
      All contract charges                         --          222          $41,887        0.99%          --
2013  Lowest contract charge 0.00% Class A    $242.92           --               --           --     (2.28)%
      Highest contract charge 0.90% Class A   $190.82           --               --           --     (3.16)%
      All contract charges                         --          241          $44,253        0.35%          --
EQ/QUALITY BOND PLUS
2017  Lowest contract charge 0.00% Class B    $173.41           --               --           --       1.39%
      Highest contract charge 0.60% Class B   $154.75           --               --           --       0.79%
      All contract charges                         --          122          $19,553        1.17%          --
2016  Lowest contract charge 0.00% Class B    $171.04           --               --           --       1.18%
      Highest contract charge 0.60% Class B   $153.54           --               --           --       0.57%
      All contract charges                         --          129          $20,541        1.15%          --
2015  Lowest contract charge 0.00% Class B    $169.05           --               --           --       0.23%
      Highest contract charge 0.60% Class B   $152.67           --               --           --     (0.38)%
      All contract charges                         --          132          $20,722        1.06%          --
2014  Lowest contract charge 0.00% Class B    $168.67           --               --           --       2.90%
      Highest contract charge 0.60% Class B   $153.25           --               --           --       2.29%
      All contract charges                         --          137          $21,519        0.99%          --
2013  Lowest contract charge 0.00% Class B    $163.91           --               --           --     (2.28)%
      Highest contract charge 0.60% Class B   $149.82           --               --           --     (2.87)%
      All contract charges                         --          146          $22,325        0.35%          --

                                    FSA-141

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/SMALL COMPANY INDEX
2017  Lowest contract charge 0.00% Class A    $516.30           --                --          --      14.01%
      Highest contract charge 0.90% Class A   $397.65           --                --          --      12.99%
      All contract charges                         --          211          $ 56,792       1.08%          --
2016  Lowest contract charge 0.00% Class A    $452.86           --                --          --      20.53%
      Highest contract charge 0.90% Class A   $351.94           --                --          --      19.45%
      All contract charges                         --          182          $ 49,667       1.17%          --
2015  Lowest contract charge 0.00% Class A    $375.73           --                --          --     (4.57)%
      Highest contract charge 0.90% Class A   $294.64           --                --          --     (5.43)%
      All contract charges                         --          175          $ 43,006       0.92%          --
2014  Lowest contract charge 0.00% Class A    $393.71           --                --          --       4.85%
      Highest contract charge 0.90% Class A   $311.55           --                --          --       3.91%
      All contract charges                         --          163          $ 45,618       0.80%          --
2013  Lowest contract charge 0.00% Class A    $375.50           --                --          --      37.45%
      Highest contract charge 0.90% Class A   $299.84           --                --          --      36.21%
      All contract charges                         --          170          $ 46,278       0.98%          --
EQ/SMALL COMPANY INDEX
2017  Lowest contract charge 0.00% Class B    $374.84           --                --          --      14.01%
      Highest contract charge 0.90% Class B   $347.55           --                --          --      12.99%
      All contract charges                         --          120          $ 44,655       1.08%          --
2016  Lowest contract charge 0.00% Class B    $328.79           --                --          --      20.53%
      Highest contract charge 0.90% Class B   $307.60           --                --          --      19.45%
      All contract charges                         --          111          $ 36,249       1.17%          --
2015  Lowest contract charge 0.00% Class B    $272.79           --                --          --     (4.57)%
      Highest contract charge 0.90% Class B   $257.52           --                --          --     (5.43)%
      All contract charges                         --          104          $ 28,328       0.92%          --
2014  Lowest contract charge 0.00% Class B    $285.84           --                --          --       4.85%
      Highest contract charge 0.90% Class B   $272.30           --                --          --       3.90%
      All contract charges                         --           99          $ 28,159       0.80%          --
2013  Lowest contract charge 0.00% Class B    $272.63           --                --          --      37.46%
      Highest contract charge 0.90% Class B   $262.07           --                --          --      36.22%
      All contract charges                         --           93          $ 25,369       0.98%          --
EQ/T. ROWE PRICE GROWTH STOCK
2017  Lowest contract charge 0.00% Class A    $254.60           --                --          --      33.37%
      Highest contract charge 0.60% Class A   $238.50           --                --          --      32.57%
      All contract charges                         --          229          $ 10,385       0.00%          --
2016  Lowest contract charge 0.00% Class A    $190.90           --                --          --       1.34%
      Highest contract charge 0.60% Class A   $179.91           --                --          --       0.74%
      All contract charges                         --          164          $  5,664       0.00%          --
2015  Lowest contract charge 0.00% Class A    $188.38           --                --          --      10.23%
      Highest contract charge 0.60% Class A   $178.59           --                --          --       9.56%
      All contract charges                         --          125          $  4,398       0.00%          --
2014  Lowest contract charge 0.00% Class A    $170.90           --                --          --       8.64%
      Highest contract charge 0.60% Class A   $163.01           --                --          --       7.99%
      All contract charges                         --           55          $  2,411       0.00%          --
2013  Lowest contract charge 0.00% Class A    $157.31           --                --          --      37.93%
      Highest contract charge 0.60% Class A   $150.95           --                --          --      37.12%
      All contract charges                         --           31          $  1,490       0.00%          --
EQ/T. ROWE PRICE GROWTH STOCK
2017  Lowest contract charge 0.00% Class B    $298.21           --                --          --      33.37%
      Highest contract charge 0.90% Class B   $228.14           --                --          --      32.17%
      All contract charges                         --          394          $101,528       0.00%          --
2016  Lowest contract charge 0.00% Class B    $223.60           --                --          --       1.34%
      Highest contract charge 0.90% Class B   $172.61           --                --          --       0.43%
      All contract charges                         --          375          $ 72,640       0.00%          --

                                    FSA-142

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
EQ/T. ROWE PRICE GROWTH STOCK (CONTINUED)
2015  Lowest contract charge 0.00% Class B            $220.65           --                --          --      10.23%
      Highest contract charge 0.90% Class B           $171.87           --                --          --       9.23%
      All contract charges                                 --          416          $ 79,230       0.00%          --
2014  Lowest contract charge 0.00% Class B            $200.18           --                --          --       8.64%
      Highest contract charge 0.90% Class B           $157.34           --                --          --       7.66%
      All contract charges                                 --          360          $ 62,179       0.00%          --
2013  Lowest contract charge 0.00% Class B            $184.26           --                --          --      37.92%
      Highest contract charge 0.90% Class B           $146.15           --                --          --      36.69%
      All contract charges                                 --          345          $ 54,397       0.00%          --
EQ/UBS GROWTH & INCOME
2017  Lowest contract charge 0.00% Class B            $277.48           --                --          --      21.28%
      Highest contract charge 0.90% Class B           $175.24           --                --          --      20.19%
      All contract charges                                 --           76          $ 16,096       0.29%          --
2016  Lowest contract charge 0.00% Class B            $228.79           --                --          --      10.14%
      Highest contract charge 0.90% Class B           $145.80           --                --          --       9.16%
      All contract charges                                 --           63          $ 11,384       0.78%          --
2015  Lowest contract charge 0.00% Class B            $207.72           --                --          --     (1.42)%
      Highest contract charge 0.90% Class B           $133.57           --                --          --     (2.31)%
      All contract charges                                 --           75          $ 12,167       0.58%          --
2014  Lowest contract charge 0.00% Class B            $210.72           --                --          --      14.44%
      Highest contract charge 0.90% Class B           $136.73           --                --          --      13.41%
      All contract charges                                 --           67          $ 11,001       0.65%          --
2013  Lowest contract charge 0.00% Class B            $184.13           --                --          --      35.54%
      Highest contract charge 0.90% Class B           $120.56           --                --          --      34.31%
      All contract charges                                 --           63          $  8,990       1.10%          --
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO
2017  Lowest contract charge 0.00% Service Class 2    $271.75           --                --          --      18.49%
      Highest contract charge 0.00% Service Class 2   $271.75           --                --          --      18.49%
      All contract charges                                 --           15          $  1,590       1.05%          --
2016  Lowest contract charge 0.00% Service Class 2    $229.35           --                --          --       2.18%
      Highest contract charge 0.00% Service Class 2   $229.35           --                --          --       2.18%
      All contract charges                                 --           14          $  1,383       1.33%          --
2015  Lowest contract charge 0.00% Service Class 2    $224.46           --                --          --     (0.19)%
      Highest contract charge 0.00% Service Class 2   $224.46           --                --          --     (0.19)%
      All contract charges                                 --           15          $  1,264       0.98%          --
2014  Lowest contract charge 0.00% Service Class 2    $224.88           --                --          --       5.55%
      Highest contract charge 0.00% Service Class 2   $224.88           --                --          --       5.55%
      All contract charges                                 --           17          $  1,482       0.81%          --
2013  Lowest contract charge 0.00% Service Class 2    $213.05           --                --          --      22.09%
      Highest contract charge 0.00% Service Class 2   $213.05           --                --          --      22.09%
      All contract charges                                 --           13          $  1,320       0.68%          --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
2017  Lowest contract charge 0.00% Service Class 2    $439.67           --                --          --      21.59%
      Highest contract charge 0.90% Service Class 2   $216.26           --                --          --      20.50%
      All contract charges                                 --          573          $104,146       0.79%          --
2016  Lowest contract charge 0.00% Service Class 2    $361.61           --                --          --       7.73%
      Highest contract charge 0.90% Service Class 2   $179.47           --                --          --       6.76%
      All contract charges                                 --          538          $ 85,572       0.61%          --
2015  Lowest contract charge 0.00% Service Class 2    $335.66           --                --          --       0.42%
      Highest contract charge 0.90% Service Class 2   $168.10           --                --          --     (0.49)%
      All contract charges                                 --          570          $ 86,521       0.81%          --
2014  Lowest contract charge 0.00% Service Class 2    $334.27           --                --          --      11.65%
      Highest contract charge 0.90% Service Class 2   $168.93           --                --          --      10.65%
      All contract charges                                 --          569          $ 87,938       0.76%          --

                                    FSA-143

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO (CONTINUED)
2013  Lowest contract charge 0.00% Service Class 2    $299.38           --               --           --      30.95%
      Highest contract charge 0.90% Service Class 2   $152.67           --               --           --      29.78%
      All contract charges                                 --          497          $70,922        1.23%          --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
2017  Lowest contract charge 0.00% Service Class 2    $328.36           --               --           --      12.65%
      Highest contract charge 0.00% Service Class 2   $328.36           --               --           --      12.65%
      All contract charges                                 --           47          $ 1,798        1.52%          --
2016  Lowest contract charge 0.00% Service Class 2    $291.49           --               --           --      17.71%
      Highest contract charge 0.00% Service Class 2   $291.49           --               --           --      17.71%
      All contract charges                                 --           42          $ 1,580        2.59%          --
2015  Lowest contract charge 0.00% Service Class 2    $247.63           --               --           --     (4.24)%
      Highest contract charge 0.00% Service Class 2   $247.63           --               --           --     (4.24)%
      All contract charges                                 --           30          $ 1,051        3.14%          --
2014  Lowest contract charge 0.00% Service Class 2    $258.59           --               --           --       8.48%
      Highest contract charge 0.00% Service Class 2   $258.59           --               --           --       8.48%
      All contract charges                                 --           25          $ 1,007        2.47%          --
2013  Lowest contract charge 0.00% Service Class 2    $238.38           --               --           --      27.82%
      Highest contract charge 0.00% Service Class 2   $238.38           --               --           --      27.82%
      All contract charges                                 --           28          $ 1,373        2.28%          --
FIDELITY(R) VIP GOVERNMENT MONEY MARKET PORTFOLIO
2017  Lowest contract charge 0.00% Service Class 2    $100.74           --               --           --       0.43%
      Highest contract charge 0.00% Service Class 2   $100.74           --               --           --       0.43%
      All contract charges                                 --           96          $ 1,089        0.43%          --
2016  Lowest contract charge 0.00% Service Class 2    $100.31           --               --           --       0.01%
      Highest contract charge 0.00% Service Class 2   $100.31           --               --           --       0.01%
      All contract charges                                 --           73          $ 1,332        0.02%          --
2015  Lowest contract charge 0.00% Service Class 2    $100.30           --               --           --       0.01%
      Highest contract charge 0.00% Service Class 2   $100.30           --               --           --       0.01%
      All contract charges                                 --           67          $   997        0.01%          --
2014  Lowest contract charge 0.00% Service Class 2    $100.29           --               --           --       0.01%
      Highest contract charge 0.00% Service Class 2   $100.29           --               --           --       0.01%
      All contract charges                                 --           73          $   999        0.01%          --
2013  Lowest contract charge 0.00% Service Class 2    $100.28           --               --           --       0.01%
      Highest contract charge 0.00% Service Class 2   $100.28           --               --           --       0.01%
      All contract charges                                 --           69          $ 1,329        0.01%          --
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO
2017  Lowest contract charge 0.00% Service Class 2    $329.27           --               --           --      16.61%
      Highest contract charge 0.90% Service Class 2   $226.10           --               --           --      15.56%
      All contract charges                                 --           85          $10,171        1.04%          --
2016  Lowest contract charge 0.00% Service Class 2    $282.36           --               --           --      15.81%
      Highest contract charge 0.90% Service Class 2   $195.65           --               --           --      14.77%
      All contract charges                                 --           78          $ 8,609        1.67%          --
2015  Lowest contract charge 0.00% Service Class 2    $243.82           --               --           --     (2.54)%
      Highest contract charge 0.90% Service Class 2   $170.47           --               --           --     (3.42)%
      All contract charges                                 --           75          $ 7,288        1.89%          --
2014  Lowest contract charge 0.00% Service Class 2    $250.17           --               --           --      10.23%
      Highest contract charge 0.90% Service Class 2   $176.50           --               --           --       9.23%
      All contract charges                                 --           68          $ 7,537        1.76%          --
2013  Lowest contract charge 0.00% Service Class 2    $226.96           --               --           --      33.25%
      Highest contract charge 0.90% Service Class 2   $161.58           --               --           --      32.05%
      All contract charges                                 --           53          $ 5,885        1.91%          --
FIDELITY(R) VIP HIGH INCOME PORTFOLIO
2017  Lowest contract charge 0.00% Service Class 2    $263.02           --               --           --       6.91%
      Highest contract charge 0.00% Service Class 2   $263.02           --               --           --       6.91%
      All contract charges                                 --           78          $ 4,071        5.22%          --

                                    FSA-144

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO (CONTINUED)
2016  Lowest contract charge 0.00% Service Class 2    $246.01           --               --           --      14.17%
      Highest contract charge 0.00% Service Class 2   $246.01           --               --           --      14.17%
      All contract charges                                 --           72          $ 3,626        5.77%          --
2015  Lowest contract charge 0.00% Service Class 2    $215.48           --               --           --     (3.86)%
      Highest contract charge 0.00% Service Class 2   $215.48           --               --           --     (3.86)%
      All contract charges                                 --           70          $ 3,378        5.88%          --
2014  Lowest contract charge 0.00% Service Class 2    $224.14           --               --           --       0.90%
      Highest contract charge 0.00% Service Class 2   $224.14           --               --           --       0.90%
      All contract charges                                 --           72          $ 5,043        5.13%          --
2013  Lowest contract charge 0.00% Service Class 2    $222.14           --               --           --       5.70%
      Highest contract charge 0.00% Service Class 2   $222.14           --               --           --       5.70%
      All contract charges                                 --           81          $10,831        5.40%          --
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO
2017  Lowest contract charge 0.00% Service Class 2    $177.96           --               --           --       3.99%
      Highest contract charge 0.00% Service Class 2   $177.96           --               --           --       3.99%
      All contract charges                                 --          588          $16,362        1.80%          --
2016  Lowest contract charge 0.00% Service Class 2    $171.13           --               --           --       4.47%
      Highest contract charge 0.00% Service Class 2   $171.13           --               --           --       4.47%
      All contract charges                                 --          449          $ 9,201        2.76%          --
2015  Lowest contract charge 0.00% Service Class 2    $163.80           --               --           --     (0.85)%
      Highest contract charge 0.00% Service Class 2   $163.80           --               --           --     (0.85)%
      All contract charges                                 --          385          $ 7,133        2.64%          --
2014  Lowest contract charge 0.00% Service Class 2    $165.20           --               --           --       5.62%
      Highest contract charge 0.00% Service Class 2   $165.20           --               --           --       5.62%
      All contract charges                                 --          262          $ 8,319        2.10%          --
2013  Lowest contract charge 0.00% Service Class 2    $156.41           --               --           --     (2.07)%
      Highest contract charge 0.00% Service Class 2   $156.41           --               --           --     (2.07)%
      All contract charges                                 --          222          $14,747        1.88%          --
FIDELITY(R) VIP MID CAP PORTFOLIO
2017  Lowest contract charge 0.00% Service Class 2    $581.78           --               --           --      20.53%
      Highest contract charge 0.90% Service Class 2   $206.45           --               --           --      19.45%
      All contract charges                                 --          238          $31,628        0.51%          --
2016  Lowest contract charge 0.00% Service Class 2    $482.67           --               --           --      11.92%
      Highest contract charge 0.90% Service Class 2   $172.83           --               --           --      10.92%
      All contract charges                                 --          197          $24,006        0.34%          --
2015  Lowest contract charge 0.00% Service Class 2    $431.25           --               --           --     (1.63)%
      Highest contract charge 0.90% Service Class 2   $155.81           --               --           --     (2.52)%
      All contract charges                                 --          171          $20,947        0.18%          --
2014  Lowest contract charge 0.00% Service Class 2    $438.39           --               --           --       6.03%
      Highest contract charge 0.90% Service Class 2   $159.83           --               --           --       5.08%
      All contract charges                                 --          160          $32,742        0.02%          --
2013  Lowest contract charge 0.00% Service Class 2    $413.45           --               --           --      35.87%
      Highest contract charge 0.90% Service Class 2   $152.11           --               --           --      34.65%
      All contract charges                                 --          152          $30,675        0.30%          --
FIDELITY(R) VIP VALUE PORTFOLIO
2017  Lowest contract charge 0.00% Service Class 2    $343.12           --               --           --      15.36%
      Highest contract charge 0.00% Service Class 2   $343.12           --               --           --      15.36%
      All contract charges                                 --           15          $   808        1.08%          --
2016  Lowest contract charge 0.00% Service Class 2    $297.43           --               --           --      11.71%
      Highest contract charge 0.00% Service Class 2   $297.43           --               --           --      11.71%
      All contract charges                                 --           12          $   732        1.07%          --
2015  Lowest contract charge 0.00% Service Class 2    $266.25           --               --           --     (0.97)%
      Highest contract charge 0.00% Service Class 2   $266.25           --               --           --     (0.97)%
      All contract charges                                 --           12          $ 1,247        1.12%          --

                                    FSA-145

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
FIDELITY(R) VIP VALUE PORTFOLIO (CONTINUED)
2014  Lowest contract charge 0.00% Service Class 2    $268.87           --               --           --      11.11%
      Highest contract charge 0.00% Service Class 2   $268.87           --               --           --      11.11%
      All contract charges                                 --            9          $ 1,519        1.19%          --
2013  Lowest contract charge 0.00% Service Class 2    $241.99           --               --           --      32.18%
      Highest contract charge 0.00% Service Class 2   $241.99           --               --           --      32.18%
      All contract charges                                 --            8          $ 1,244        0.93%          --
FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO
2017  Lowest contract charge 0.00% Service Class 2    $429.63           --               --           --      19.08%
      Highest contract charge 0.00% Service Class 2   $429.63           --               --           --      19.08%
      All contract charges                                 --            6          $   529        1.32%          --
2016  Lowest contract charge 0.00% Service Class 2    $360.78           --               --           --       9.27%
      Highest contract charge 0.00% Service Class 2   $360.78           --               --           --       9.27%
      All contract charges                                 --            3          $   334        0.89%          --
2015  Lowest contract charge 0.00% Service Class 2    $330.17           --               --           --     (3.19)%
      Highest contract charge 0.00% Service Class 2   $330.17           --               --           --     (3.19)%
      All contract charges                                 --            4          $   333        0.90%          --
2014  Lowest contract charge 0.00% Service Class 2    $341.05           --               --           --       6.51%
      Highest contract charge 0.00% Service Class 2   $341.05           --               --           --       6.51%
      All contract charges                                 --            3          $   323        0.74%          --
2013  Lowest contract charge 0.00% Service Class 2    $320.19           --               --           --      30.18%
      Highest contract charge 0.00% Service Class 2   $320.19           --               --           --      30.18%
      All contract charges                                 --            3          $   533        0.60%          --
FRANKLIN MUTUAL SHARES VIP FUND
2017  Lowest contract charge 0.00% Class 2            $191.25           --               --           --       8.35%
      Highest contract charge 0.90% Class 2           $178.41           --               --           --       7.37%
      All contract charges                                 --          101          $10,881        2.25%          --
2016  Lowest contract charge 0.00% Class 2            $176.51           --               --           --      16.06%
      Highest contract charge 0.90% Class 2           $166.16           --               --           --      15.02%
      All contract charges                                 --           95          $10,495        1.93%          --
2015  Lowest contract charge 0.00% Class 2            $152.09           --               --           --     (4.94)%
      Highest contract charge 0.90% Class 2           $144.46           --               --           --     (5.79)%
      All contract charges                                 --          102          $10,352        3.16%          --
2014  Lowest contract charge 0.00% Class 2            $159.99           --               --           --       7.12%
      Highest contract charge 0.90% Class 2           $153.34           --               --           --       6.15%
      All contract charges                                 --           99          $11,542        2.06%          --
2013  Lowest contract charge 0.00% Class 2            $149.35           --               --           --      28.26%
      Highest contract charge 0.90% Class 2           $144.45           --               --           --      27.11%
      All contract charges                                 --          107          $12,070        2.07%          --
FRANKLIN RISING DIVIDENDS VIP FUND
2017  Lowest contract charge 0.00% Class 2            $244.66           --               --           --      20.56%
      Highest contract charge 0.90% Class 2           $228.24           --               --           --      19.48%
      All contract charges                                 --          244          $58,784        1.50%          --
2016  Lowest contract charge 0.00% Class 2            $202.94           --               --           --      16.04%
      Highest contract charge 0.90% Class 2           $191.03           --               --           --      15.00%
      All contract charges                                 --          272          $54,019        1.39%          --
2015  Lowest contract charge 0.00% Class 2            $174.89           --               --           --     (3.65)%
      Highest contract charge 0.90% Class 2           $166.12           --               --           --     (4.51)%
      All contract charges                                 --          288          $49,522        1.42%          --
2014  Lowest contract charge 0.00% Class 2            $181.51           --               --           --       8.72%
      Highest contract charge 0.90% Class 2           $173.97           --               --           --       7.74%
      All contract charges                                 --          299          $53,364        1.31%          --
2013  Lowest contract charge 0.00% Class 2            $166.95           --               --           --      29.69%
      Highest contract charge 0.90% Class 2           $161.47           --               --           --      28.53%
      All contract charges                                 --          293          $48,326        1.58%          --

                                    FSA-146

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                    ----------------------------------------------------------------
                                                                                 ACCUMULATION
                                                               UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                    UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                    ---------- ----------------- ------------ ------------- --------
FRANKLIN SMALL CAP VALUE VIP FUND
2017  Lowest contract charge 0.00% Class 2           $222.45           --               --           --       10.65%
      Highest contract charge 0.90% Class 2          $207.52           --               --           --        9.66%
      All contract charges                                --          199          $12,256        0.51%           --
2016  Lowest contract charge 0.00% Class 2           $201.04           --               --           --       30.18%
      Highest contract charge 0.90% Class 2          $189.24           --               --           --       29.02%
      All contract charges                                --          158          $11,113        0.69%           --
2015  Lowest contract charge 0.00% Class 2           $154.43           --               --           --      (7.38)%
      Highest contract charge 0.90% Class 2          $146.68           --               --           --      (8.22)%
      All contract charges                                --          118          $ 5,236        0.63%           --
2014  Lowest contract charge 0.00% Class 2           $166.74           --               --           --        0.57%
      Highest contract charge 0.90% Class 2          $159.81           --               --           --      (0.34)%
      All contract charges                                --           99          $ 5,650        0.61%           --
2013  Lowest contract charge 0.00% Class 2           $165.79           --               --           --       36.24%
      Highest contract charge 0.90% Class 2          $160.35           --               --           --       35.01%
      All contract charges                                --           83          $ 6,511        1.36%           --
FRANKLIN STRATEGIC INCOME VIP FUND
2017  Lowest contract charge 0.00% Class 2           $138.97           --               --           --        4.56%
      Highest contract charge 0.90% Class 2          $129.64           --               --           --        3.62%
      All contract charges                                --          253          $34,676        2.89%           --
2016  Lowest contract charge 0.00% Class 2           $132.91           --               --           --        7.94%
      Highest contract charge 0.90% Class 2          $125.11           --               --           --        6.97%
      All contract charges                                --          235          $30,795        3.43%           --
2015  Lowest contract charge 0.00% Class 2           $123.13           --               --           --      (3.87)%
      Highest contract charge 0.90% Class 2          $116.96           --               --           --      (4.73)%
      All contract charges                                --          240          $29,159        6.36%           --
2014  Lowest contract charge 0.00% Class 2           $128.09           --               --           --        1.86%
      Highest contract charge 0.90% Class 2          $122.77           --               --           --        0.95%
      All contract charges                                --          226          $28,646        5.79%           --
2013  Lowest contract charge 0.00% Class 2           $125.75           --               --           --        3.32%
      Highest contract charge 0.90% Class 2          $121.62           --               --           --        2.38%
      All contract charges                                --          200          $24,932        6.01%           --
GOLDMAN SACHS VIT MID CAP VALUE FUND
2017  Lowest contract charge 0.00% Service Shares    $204.29           --               --           --       10.85%
      Highest contract charge 0.90% Service Shares   $190.57           --               --           --        9.85%
      All contract charges                                --           64          $12,722        0.54%           --
2016  Lowest contract charge 0.00% Service Shares    $184.30           --               --           --       13.28%
      Highest contract charge 0.90% Service Shares   $173.48           --               --           --       12.26%
      All contract charges                                --           57          $10,371        1.13%           --
2015  Lowest contract charge 0.00% Service Shares    $162.70           --               --           --      (9.52)%
      Highest contract charge 0.90% Service Shares   $154.53           --               --           --     (10.34)%
      All contract charges                                --           63          $10,210        0.11%           --
2014  Lowest contract charge 0.00% Service Shares    $179.82           --               --           --       13.29%
      Highest contract charge 0.90% Service Shares   $172.35           --               --           --       12.27%
      All contract charges                                --           59          $10,520        0.90%           --
2013  Lowest contract charge 0.00% Service Shares    $158.73           --               --           --       32.55%
      Highest contract charge 0.90% Service Shares   $153.52           --               --           --       31.36%
      All contract charges                                --           55          $ 8,694        0.50%           --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
2017  Lowest contract charge 0.00% Series II         $203.12           --               --           --        8.35%
      Highest contract charge 0.00% Series II        $203.12           --               --           --        8.35%
      All contract charges                                --          574          $14,465        1.49%           --
2016  Lowest contract charge 0.00% Series II         $187.47           --               --           --       14.53%
      Highest contract charge 0.00% Series II        $187.47           --               --           --       14.53%
      All contract charges                                --          554          $13,211        1.55%           --

                                    FSA-147

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                    ----------------------------------------------------------------
                                                                                 ACCUMULATION
                                                               UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                    UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                    ---------- ----------------- ------------ ------------- --------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND (CONTINUED)
2015     Lowest contract charge 0.00% Series II      $163.68           --               --           --       1.82%
         Highest contract charge 0.00% Series II     $163.68           --               --           --       1.82%
         All contract charges                             --          136          $ 3,477        1.62%          --
2014     Lowest contract charge 0.00% Series II      $160.76           --               --           --      12.54%
         Highest contract charge 0.00% Series II     $160.76           --               --           --      12.54%
         All contract charges                             --           49          $ 2,094        1.14%          --
2013     Lowest contract charge 0.00% Series II      $142.85           --               --           --      30.77%
         Highest contract charge 0.00% Series II     $142.85           --               --           --      30.77%
         All contract charges                             --           22          $ 1,324        2.15%          --
INVESCO V.I. GLOBAL REAL ESTATE FUND
2017     Lowest contract charge 0.00% Series II      $175.68           --               --           --      12.72%
         Highest contract charge 0.90% Series II     $163.89           --               --           --      11.72%
         All contract charges                             --          395          $38,103        3.02%          --
2016     Lowest contract charge 0.00% Series II      $155.85           --               --           --       1.82%
         Highest contract charge 0.90% Series II     $146.70           --               --           --       0.90%
         All contract charges                             --          370          $35,067        1.46%          --
2015     Lowest contract charge 0.00% Series II      $153.07           --               --           --     (1.74)%
         Highest contract charge 0.90% Series II     $145.39           --               --           --     (2.63)%
         All contract charges                             --          335          $32,763        3.41%          --
2014     Lowest contract charge 0.00% Series II      $155.78           --               --           --      14.34%
         Highest contract charge 0.90% Series II     $149.31           --               --           --      13.31%
         All contract charges                             --          284          $30,513        1.51%          --
2013     Lowest contract charge 0.00% Series II      $136.24           --               --           --       2.44%
         Highest contract charge 0.90% Series II     $131.77           --               --           --       1.52%
         All contract charges                             --          196          $21,013        3.72%          --
INVESCO V.I. INTERNATIONAL GROWTH FUND
2017     Lowest contract charge 0.00% Series II      $166.91           --               --           --      22.73%
         Highest contract charge 0.90% Series II     $155.70           --               --           --      21.62%
         All contract charges                             --          525          $38,697        1.27%          --
2016     Lowest contract charge 0.00% Series II      $136.00           --               --           --     (0.70)%
         Highest contract charge 0.90% Series II     $128.02           --               --           --     (1.59)%
         All contract charges                             --          467          $30,233        1.17%          --
2015     Lowest contract charge 0.00% Series II      $136.96           --               --           --     (2.62)%
         Highest contract charge 0.90% Series II     $130.09           --               --           --     (3.49)%
         All contract charges                             --          444          $30,483        1.33%          --
2014     Lowest contract charge 0.00% Series II      $140.64           --               --           --       0.09%
         Highest contract charge 0.90% Series II     $134.79           --               --           --     (0.82)%
         All contract charges                             --          390          $28,704        1.51%          --
2013     Lowest contract charge 0.00% Series II      $140.51           --               --           --      18.71%
         Highest contract charge 0.90% Series II     $135.90           --               --           --      17.65%
         All contract charges                             --          267          $22,026        1.06%          --
INVESCO V.I. MID CAP CORE EQUITY FUND
2017     Lowest contract charge 0.00% Series II      $180.71           --               --           --      14.65%
         Highest contract charge 0.90% Series II     $168.58           --               --           --      13.62%
         All contract charges                             --           37          $ 3,804        0.31%          --
2016     Lowest contract charge 0.00% Series II      $157.62           --               --           --      13.16%
         Highest contract charge 0.90% Series II     $148.37           --               --           --      12.15%
         All contract charges                             --           31          $ 3,382        0.00%          --
2015     Lowest contract charge 0.00% Series II      $139.29           --               --           --     (4.27)%
         Highest contract charge 0.90% Series II     $132.30           --               --           --     (5.14)%
         All contract charges                             --           29          $ 3,003        0.10%          --
2014     Lowest contract charge 0.00% Series II      $145.51           --               --           --       4.17%
         Highest contract charge 0.90% Series II     $139.47           --               --           --       3.23%
         All contract charges                             --           27          $ 3,519        0.00%          --

                                    FSA-148

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                   ----------------------------------------------------------------
                                                                                ACCUMULATION
                                                              UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                   ---------- ----------------- ------------ ------------- --------
INVESCO V.I. MID CAP CORE EQUITY FUND (CONTINUED)
2013    Lowest contract charge 0.00% Series II      $139.69           --               --           --       28.46%
        Highest contract charge 0.90% Series II     $135.10           --               --           --       27.31%
        All contract charges                             --           28          $ 3,685        0.54%           --
INVESCO V.I. SMALL CAP EQUITY FUND
2017    Lowest contract charge 0.00% Series II      $206.72           --               --           --       13.73%
        Highest contract charge 0.90% Series II     $192.84           --               --           --       12.71%
        All contract charges                             --           39          $ 5,917        0.00%           --
2016    Lowest contract charge 0.00% Series II      $181.77           --               --           --       11.84%
        Highest contract charge 0.90% Series II     $171.10           --               --           --       10.83%
        All contract charges                             --           32          $ 4,613        0.00%           --
2015    Lowest contract charge 0.00% Series II      $162.53           --               --           --      (5.74)%
        Highest contract charge 0.90% Series II     $154.38           --               --           --      (6.59)%
        All contract charges                             --           34          $ 4,376        0.00%           --
2014    Lowest contract charge 0.00% Series II      $172.43           --               --           --        2.08%
        Highest contract charge 0.90% Series II     $165.27           --               --           --        1.17%
        All contract charges                             --           30          $ 4,096        0.00%           --
2013    Lowest contract charge 0.00% Series II      $168.91           --               --           --       37.08%
        Highest contract charge 0.90% Series II     $163.36           --               --           --       35.85%
        All contract charges                             --           30          $ 4,179        0.00%           --
IVY VIP DIVIDEND OPPORTUNITIES
2017    Lowest contract charge 0.00% CLASS II       $198.93           --               --           --       15.56%
        Highest contract charge 0.00% CLASS II      $198.93           --               --           --       15.56%
        All contract charges                             --           30          $ 1,020        1.15%           --
2016    Lowest contract charge 0.00% CLASS II       $172.14           --               --           --        6.95%
        Highest contract charge 0.00% CLASS II      $172.14           --               --           --        6.95%
        All contract charges                             --           26          $   744        1.39%           --
2015    Lowest contract charge 0.00% CLASS II       $160.95           --               --           --      (2.06)%
        Highest contract charge 0.00% CLASS II      $160.95           --               --           --      (2.06)%
        All contract charges                             --           25          $   524        1.27%           --
2014    Lowest contract charge 0.00% CLASS II       $164.33           --               --           --        9.84%
        Highest contract charge 0.00% CLASS II      $164.33           --               --           --        9.84%
        All contract charges                             --           27          $   701        1.13%           --
2013    Lowest contract charge 0.00% CLASS II       $149.61           --               --           --       29.61%
        Highest contract charge 0.00% CLASS II      $149.61           --               --           --       29.61%
        All contract charges                             --           27          $   944        1.44%           --
IVY VIP ENERGY
2017    Lowest contract charge 0.00% CLASS II       $110.34           --               --           --     (12.64)%
        Highest contract charge 0.90% CLASS II      $102.92           --               --           --     (13.43)%
        All contract charges                             --          232          $14,859        0.68%           --
2016    Lowest contract charge 0.00% CLASS II       $126.31           --               --           --       34.56%
        Highest contract charge 0.90% CLASS II      $118.89           --               --           --       33.34%
        All contract charges                             --          241          $19,853        0.14%           --
2015    Lowest contract charge 0.00% CLASS II       $ 93.87           --               --           --     (22.14)%
        Highest contract charge 0.90% CLASS II      $ 89.16           --               --           --     (22.85)%
        All contract charges                             --          206          $14,261        0.05%           --
2014    Lowest contract charge 0.00% CLASS II       $120.57           --               --           --     (10.56)%
        Highest contract charge 0.90% CLASS II      $115.56           --               --           --     (11.37)%
        All contract charges                             --          162          $14,918        0.00%           --
2013    Lowest contract charge 0.00% CLASS II       $134.81           --               --           --       27.76%
        Highest contract charge 0.90% CLASS II      $130.38           --               --           --       26.61%
        All contract charges                             --          113          $11,601        0.00%           --
IVY VIP HIGH INCOME
2017    Lowest contract charge 0.00% CLASS II       $122.25           --               --           --        6.68%
        Highest contract charge 0.90% CLASS II      $117.23           --               --           --        5.73%
        All contract charges                             --          556          $32,857        5.40%           --

                                    FSA-149

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                              ----------------------------------------------------------------
                                                                           ACCUMULATION
                                                         UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                              UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                              ---------- ----------------- ------------ ------------- --------
IVY VIP HIGH INCOME (CONTINUED)
2016  Lowest contract charge 0.00% CLASS II    $114.60           --               --           --      16.19%
      Highest contract charge 0.90% CLASS II   $110.88           --               --           --      15.14%
      All contract charges                          --          463          $28,761        6.74%          --
2015  Lowest contract charge 0.00% CLASS II    $ 98.63           --               --           --     (6.51)%
      Highest contract charge 0.90% CLASS II   $ 96.30           --               --           --     (7.35)%
      All contract charges                          --          369          $20,390        6.02%          --
2014  Lowest contract charge 0.00% CLASS II    $105.50           --               --           --       1.91%
      Highest contract charge 0.90% CLASS II   $103.94           --               --           --       0.99%
      All contract charges                          --          230          $17,934        4.14%          --
IVY VIP MID CAP GROWTH
2017  Lowest contract charge 0.00% CLASS II    $232.50           --               --           --      26.90%
      Highest contract charge 0.90% CLASS II   $216.89           --               --           --      25.76%
      All contract charges                          --          264          $32,200        0.00%          --
2016  Lowest contract charge 0.00% CLASS II    $183.22           --               --           --       6.12%
      Highest contract charge 0.90% CLASS II   $172.47           --               --           --       5.16%
      All contract charges                          --          253          $26,703        0.00%          --
2015  Lowest contract charge 0.00% CLASS II    $172.66           --               --           --     (5.78)%
      Highest contract charge 0.90% CLASS II   $164.00           --               --           --     (6.63)%
      All contract charges                          --          269          $28,093        0.00%          --
2014  Lowest contract charge 0.00% CLASS II    $183.25           --               --           --       7.86%
      Highest contract charge 0.90% CLASS II   $175.64           --               --           --       6.90%
      All contract charges                          --          256          $28,520        0.00%          --
2013  Lowest contract charge 0.00% CLASS II    $169.89           --               --           --      29.94%
      Highest contract charge 0.90% CLASS II   $164.31           --               --           --      28.77%
      All contract charges                          --          217          $24,177        0.00%          --
IVY VIP SCIENCE AND TECHNOLOGY
2017  Lowest contract charge 0.00% CLASS II    $267.25           --               --           --      32.12%
      Highest contract charge 0.90% CLASS II   $170.91           --               --           --      30.94%
      All contract charges                          --          229          $30,717        0.00%          --
2016  Lowest contract charge 0.00% CLASS II    $202.28           --               --           --       1.54%
      Highest contract charge 0.90% CLASS II   $130.53           --               --           --       0.63%
      All contract charges                          --          225          $22,549        0.00%          --
2015  Lowest contract charge 0.00% CLASS II    $199.21           --               --           --     (2.88)%
      Highest contract charge 0.90% CLASS II   $129.71           --               --           --     (3.75)%
      All contract charges                          --          248          $26,510        0.00%          --
2014  Lowest contract charge 0.00% CLASS II    $205.12           --               --           --       2.92%
      Highest contract charge 0.90% CLASS II   $134.77           --               --           --       1.98%
      All contract charges                          --          195          $22,263        0.00%          --
2013  Lowest contract charge 0.00% CLASS II    $199.31           --               --           --      56.38%
      Highest contract charge 0.90% CLASS II   $132.15           --               --           --      30.38%
      All contract charges                          --          137          $16,143        0.00%          --
IVY VIP SMALL CAP GROWTH
2017  Lowest contract charge 0.00% CLASS II    $200.67           --               --           --      23.12%
      Highest contract charge 0.90% CLASS II   $187.20           --               --           --      22.01%
      All contract charges                          --           81          $12,406        0.00%          --
2016  Lowest contract charge 0.00% CLASS II    $162.99           --               --           --       2.91%
      Highest contract charge 0.90% CLASS II   $153.43           --               --           --       1.99%
      All contract charges                          --           72          $ 8,691        0.00%          --
2015  Lowest contract charge 0.00% CLASS II    $158.38           --               --           --       1.88%
      Highest contract charge 0.90% CLASS II   $150.43           --               --           --       0.97%
      All contract charges                          --           75          $ 8,951        0.00%          --
2014  Lowest contract charge 0.00% CLASS II    $155.45           --               --           --       1.59%
      Highest contract charge 0.90% CLASS II   $148.99           --               --           --       0.68%
      All contract charges                          --           49          $ 5,917        0.00%          --

                                    FSA-150

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------
                                                                                    ACCUMULATION
                                                                  UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                       UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                       ---------- ----------------- ------------ ------------- --------
IVY VIP SMALL CAP GROWTH (CONTINUED)
2013    Lowest contract charge 0.00% CLASS II           $153.01           --                --          --       43.36%
        Highest contract charge 0.90% CLASS II          $147.99           --                --          --       42.08%
        All contract charges                                 --           52          $  6,647       0.00%           --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
2017    Lowest contract charge 0.00% Service Shares     $132.60           --                --          --       27.82%
        Highest contract charge 0.90% Service Shares    $123.70           --                --          --       26.68%
        All contract charges                                 --          875          $ 66,973       1.86%           --
2016    Lowest contract charge 0.00% Service Shares     $103.74           --                --          --       20.78%
        Highest contract charge 0.90% Service Shares    $ 97.65           --                --          --       19.70%
        All contract charges                                 --          693          $ 47,503       1.08%           --
2015    Lowest contract charge 0.00% Service Shares     $ 85.89           --                --          --     (20.06)%
        Highest contract charge 0.90% Service Shares    $ 81.58           --                --          --     (20.77)%
        All contract charges                                 --          602          $ 39,063       1.15%           --
2014    Lowest contract charge 0.00% Service Shares     $107.44           --                --          --      (4.63)%
        Highest contract charge 0.90% Service Shares    $102.97           --                --          --      (5.50)%
        All contract charges                                 --          495          $ 45,474       1.66%           --
2013    Lowest contract charge 0.00% Service Shares     $112.66           --                --          --      (1.24)%
        Highest contract charge 0.90% Service Shares    $108.96           --                --          --      (2.14)%
        All contract charges                                 --          463          $ 46,651       1.42%           --
MFS(R) INTERNATIONAL VALUE PORTFOLIO
2017    Lowest contract charge 0.00% Service Class      $219.90           --                --          --       26.82%
        Highest contract charge 0.90% Service Class     $205.14           --                --          --       25.68%
        All contract charges                                 --          889          $108,427       1.34%           --
2016    Lowest contract charge 0.00% Service Class      $173.40           --                --          --        3.84%
        Highest contract charge 0.90% Service Class     $163.23           --                --          --        2.91%
        All contract charges                                 --          707          $ 77,174       1.18%           --
2015    Lowest contract charge 0.00% Service Class      $166.99           --                --          --        6.32%
        Highest contract charge 0.90% Service Class     $158.61           --                --          --        5.36%
        All contract charges                                 --          600          $ 69,473       1.80%           --
2014    Lowest contract charge 0.00% Service Class      $157.06           --                --          --        1.13%
        Highest contract charge 0.90% Service Class     $150.54           --                --          --        0.23%
        All contract charges                                 --          483          $ 57,722       1.86%           --
2013    Lowest contract charge 0.00% Service Class      $155.30           --                --          --       27.63%
        Highest contract charge 0.90% Service Class     $150.20           --                --          --       26.48%
        All contract charges                                 --          400          $ 52,025       1.49%           --
MFS(R) INVESTORS TRUST SERIES
2017    Lowest contract charge 0.00% Service Class      $231.41           --                --          --       23.02%
        Highest contract charge 0.90% Service Class     $215.88           --                --          --       21.92%
        All contract charges                                 --           18          $  4,027       0.57%           --
2016    Lowest contract charge 0.00% Service Class      $188.10           --                --          --        8.32%
        Highest contract charge 0.80% Service Class     $178.26           --                --          --        7.45%
        All contract charges                                 --           15          $  2,618       0.57%           --
2015    Lowest contract charge 0.00% Service Class      $173.66           --                --          --      (0.05)%
        Highest contract charge 0.80% Service Class     $165.90           --                --          --      (0.84)%
        All contract charges                                 --           13          $  2,199       0.70%           --
2014    Lowest contract charge 0.00% Service Class      $173.74           --                --          --       10.71%
        Highest contract charge 0.80% Service Class     $167.31           --                --          --        9.83%
        All contract charges                                 --           12          $  2,089       0.80%           --
2013    Lowest contract charge 0.00% Service Class      $156.93           --                --          --       31.74%
        Highest contract charge 0.80% Service Class     $152.34           --                --          --       30.69%
        All contract charges                                 --           10          $  1,500       1.06%           --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
2017    Lowest contract charge 0.00% Service Class      $241.81           --                --          --       28.10%
        Highest contract charge 0.90% Service Class     $225.58           --                --          --       26.95%
        All contract charges                                 --           20          $  4,741       0.41%           --

                                    FSA-151

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------
                                                                                   ACCUMULATION
                                                                 UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                      ---------- ----------------- ------------ ------------- --------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO (CONTINUED)
2016  Lowest contract charge 0.00% Service Class       $188.77           --                --          --        5.84%
      Highest contract charge 0.90% Service Class      $177.69           --                --          --        4.89%
      All contract charges                                  --           19          $  3,765       0.40%           --
2015  Lowest contract charge 0.00% Service Class(c)    $178.35           --                --          --      (1.63)%
      Highest contract charge 0.90% Service Class(c)   $169.40           --                --          --      (2.31)%
      All contract charges                                  --           13          $  2,155       0.46%           --
MFS(R) UTILITIES SERIES
2017  Lowest contract charge 0.00% Service Class       $197.13           --                --          --       14.49%
      Highest contract charge 0.00% Service Class      $197.13           --                --          --       14.49%
      All contract charges                                  --           95          $  2,268       4.09%           --
2016  Lowest contract charge 0.00% Service Class       $172.18           --                --          --       11.23%
      Highest contract charge 0.00% Service Class      $172.18           --                --          --       11.23%
      All contract charges                                  --          108          $  2,555       3.82%           --
2015  Lowest contract charge 0.00% Service Class       $154.79           --                --          --     (14.75)%
      Highest contract charge 0.00% Service Class      $154.79           --                --          --     (14.75)%
      All contract charges                                  --           79          $  1,640       4.13%           --
2014  Lowest contract charge 0.00% Service Class       $181.58           --                --          --       12.47%
      Highest contract charge 0.00% Service Class      $181.58           --                --          --       12.47%
      All contract charges                                  --           71          $  1,860       1.89%           --
2013  Lowest contract charge 0.00% Service Class       $161.45           --                --          --       20.22%
      Highest contract charge 0.00% Service Class      $161.45           --                --          --       20.22%
      All contract charges                                  --           48          $  1,452       2.19%           --
MULTIMANAGER AGGRESSIVE EQUITY
2017  Lowest contract charge 0.00% Class A             $390.83           --                --          --       30.35%
      Highest contract charge 0.90% Class A            $385.02           --                --          --       29.18%
      All contract charges                                  --          466          $423,844       0.16%           --
2016  Lowest contract charge 0.00% Class A             $299.83           --                --          --        3.44%
      Highest contract charge 0.90% Class A            $298.04           --                --          --        2.51%
      All contract charges                                  --          498          $351,429       0.53%           --
2015  Lowest contract charge 0.00% Class A             $289.86           --                --          --        3.99%
      Highest contract charge 0.90% Class A            $290.74           --                --          --        3.06%
      All contract charges                                  --          542          $373,360       0.16%           --
2014  Lowest contract charge 0.00% Class A             $278.73           --                --          --       10.66%
      Highest contract charge 0.90% Class A            $282.12           --                --          --        9.67%
      All contract charges                                  --          585          $389,941       0.10%           --
2013  Lowest contract charge 0.00% Class A             $251.87           --                --          --       37.20%
      Highest contract charge 0.90% Class A            $257.24           --                --          --       35.96%
      All contract charges                                  --          630          $384,363       0.11%           --
MULTIMANAGER AGGRESSIVE EQUITY
2017  Lowest contract charge 0.00% Class B             $199.05           --                --          --       30.35%
      Highest contract charge 0.60% Class B            $178.69           --                --          --       29.57%
      All contract charges                                  --          175          $ 32,450       0.16%           --
2016  Lowest contract charge 0.00% Class B             $152.70           --                --          --        3.43%
      Highest contract charge 0.60% Class B            $137.91           --                --          --        2.82%
      All contract charges                                  --          178          $ 25,303       0.53%           --
2015  Lowest contract charge 0.00% Class B             $147.63           --                --          --        3.99%
      Highest contract charge 0.60% Class B            $134.13           --                --          --        3.37%
      All contract charges                                  --          194          $ 26,699       0.16%           --
2014  Lowest contract charge 0.00% Class B             $141.96           --                --          --       10.66%
      Highest contract charge 0.60% Class B            $129.76           --                --          --       10.00%
      All contract charges                                  --          203          $ 27,000       0.10%           --
2013  Lowest contract charge 0.00% Class B             $128.28           --                --          --       37.14%
      Highest contract charge 0.60% Class B            $117.96           --                --          --       36.32%
      All contract charges                                  --          222          $ 26,718       0.11%           --

                                    FSA-152

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
MULTIMANAGER CORE BOND
2017  Lowest contract charge 0.00% Class A    $179.01           --               --           --       3.00%
      Highest contract charge 0.60% Class A   $171.47           --               --           --       2.38%
      All contract charges                         --          180          $20,013        2.08%          --
2016  Lowest contract charge 0.00% Class A    $173.80           --               --           --       2.64%
      Highest contract charge 0.60% Class A   $167.48           --               --           --       2.02%
      All contract charges                         --          169          $20,450        2.08%          --
2015  Lowest contract charge 0.00% Class A    $169.33           --               --           --       0.12%
      Highest contract charge 0.60% Class A   $164.16           --               --           --     (0.47)%
      All contract charges                         --          159          $20,844        1.92%          --
2014  Lowest contract charge 0.00% Class A    $169.12           --               --           --       3.75%
      Highest contract charge 0.60% Class A   $164.94           --               --           --       3.13%
      All contract charges                         --          167          $22,443        2.07%          --
2013  Lowest contract charge 0.00% Class A    $163.01           --               --           --     (2.40)%
      Highest contract charge 0.60% Class A   $159.94           --               --           --     (2.98)%
      All contract charges                         --          156          $22,518        1.53%          --
MULTIMANAGER CORE BOND
2017  Lowest contract charge 0.00% Class B    $184.52           --               --           --       3.00%
      Highest contract charge 0.90% Class B   $159.68           --               --           --       2.08%
      All contract charges                         --          256          $44,615        2.08%          --
2016  Lowest contract charge 0.00% Class B    $179.14           --               --           --       2.64%
      Highest contract charge 0.90% Class B   $156.43           --               --           --       1.72%
      All contract charges                         --          292          $49,249        2.08%          --
2015  Lowest contract charge 0.00% Class B    $174.54           --               --           --       0.13%
      Highest contract charge 0.90% Class B   $153.79           --               --           --     (0.77)%
      All contract charges                         --          304          $50,153        1.92%          --
2014  Lowest contract charge 0.00% Class B    $174.31           --               --           --       3.74%
      Highest contract charge 0.90% Class B   $154.99           --               --           --       2.81%
      All contract charges                         --          327          $53,881        2.07%          --
2013  Lowest contract charge 0.00% Class B    $168.02           --               --           --     (2.35)%
      Highest contract charge 0.90% Class B   $150.75           --               --           --     (3.23)%
      All contract charges                         --          348          $55,539        1.53%          --
MULTIMANAGER MID CAP GROWTH
2017  Lowest contract charge 0.00% Class A    $485.17           --               --           --      26.67%
      Highest contract charge 0.60% Class A   $269.36           --               --           --      25.91%
      All contract charges                         --           27          $12,687        0.00%          --
2016  Lowest contract charge 0.00% Class A    $383.02           --               --           --       6.79%
      Highest contract charge 0.60% Class A   $213.93           --               --           --       6.15%
      All contract charges                         --           28          $10,529        0.10%          --
2015  Lowest contract charge 0.00% Class A    $358.68           --               --           --     (1.51)%
      Highest contract charge 0.60% Class A   $201.54           --               --           --     (2.10)%
      All contract charges                         --           31          $10,804        0.00%          --
2014  Lowest contract charge 0.00% Class A    $364.19           --               --           --       4.85%
      Highest contract charge 0.60% Class A   $205.87           --               --           --       4.22%
      All contract charges                         --           33          $11,863        0.00%          --
2013  Lowest contract charge 0.00% Class A    $347.33           --               --           --      40.15%
      Highest contract charge 0.60% Class A   $197.53           --               --           --      39.31%
      All contract charges                         --           36          $12,410        0.00%          --
MULTIMANAGER MID CAP GROWTH
2017  Lowest contract charge 0.00% Class B    $428.45           --               --           --      26.66%
      Highest contract charge 0.90% Class B   $239.36           --               --           --      25.52%
      All contract charges                         --           60          $16,955        0.00%          --
2016  Lowest contract charge 0.00% Class B    $338.26           --               --           --       6.78%
      Highest contract charge 0.90% Class B   $190.69           --               --           --       5.82%
      All contract charges                         --           88          $19,160        0.10%          --

                                    FSA-153

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
MULTIMANAGER MID CAP GROWTH (CONTINUED)
2015  Lowest contract charge 0.00% Class B    $316.79           --               --           --     (1.52)%
      Highest contract charge 0.90% Class B   $180.20           --               --           --     (2.41)%
      All contract charges                         --           97          $19,711        0.00%          --
2014  Lowest contract charge 0.00% Class B    $321.69           --               --           --       4.86%
      Highest contract charge 0.90% Class B   $184.65           --               --           --       3.92%
      All contract charges                         --          103          $21,132        0.00%          --
2013  Lowest contract charge 0.00% Class B    $306.77           --               --           --      40.17%
      Highest contract charge 0.90% Class B   $177.69           --               --           --      38.91%
      All contract charges                         --          115          $22,530        0.00%          --
MULTIMANAGER MID CAP VALUE
2017  Lowest contract charge 0.00% Class A    $459.32           --               --           --       9.28%
      Highest contract charge 0.60% Class A   $277.00           --               --           --       8.63%
      All contract charges                         --           35          $10,131        0.76%          --
2016  Lowest contract charge 0.00% Class A    $420.32           --               --           --      19.09%
      Highest contract charge 0.60% Class A   $255.00           --               --           --      18.38%
      All contract charges                         --           39          $10,599        1.02%          --
2015  Lowest contract charge 0.00% Class A    $352.93           --               --           --     (5.54)%
      Highest contract charge 0.60% Class A   $215.41           --               --           --     (6.11)%
      All contract charges                         --           40          $ 9,746        0.68%          --
2014  Lowest contract charge 0.00% Class A    $373.64           --               --           --       5.34%
      Highest contract charge 0.60% Class A   $229.42           --               --           --       4.70%
      All contract charges                         --           43          $11,401        0.44%          --
2013  Lowest contract charge 0.00% Class A    $354.71           --               --           --      35.59%
      Highest contract charge 0.60% Class A   $219.12           --               --           --      34.78%
      All contract charges                         --           49          $12,048        0.35%          --
MULTIMANAGER MID CAP VALUE
2017  Lowest contract charge 0.00% Class B    $300.80           --               --           --       9.27%
      Highest contract charge 0.90% Class B   $260.30           --               --           --       8.29%
      All contract charges                         --          111          $30,843        0.76%          --
2016  Lowest contract charge 0.00% Class B    $275.28           --               --           --      19.08%
      Highest contract charge 0.90% Class B   $240.37           --               --           --      18.01%
      All contract charges                         --          144          $36,624        1.02%          --
2015  Lowest contract charge 0.00% Class B    $231.18           --               --           --     (5.55)%
      Highest contract charge 0.90% Class B   $203.69           --               --           --     (6.40)%
      All contract charges                         --          161          $34,517        0.68%          --
2014  Lowest contract charge 0.00% Class B    $244.76           --               --           --       5.34%
      Highest contract charge 0.90% Class B   $217.62           --               --           --       4.39%
      All contract charges                         --          171          $39,089        0.44%          --
2013  Lowest contract charge 0.00% Class B    $232.36           --               --           --      35.59%
      Highest contract charge 0.90% Class B   $208.47           --               --           --      34.38%
      All contract charges                         --          183          $39,817        0.35%          --
MULTIMANAGER TECHNOLOGY
2017  Lowest contract charge 0.00% Class A    $707.20           --               --           --      39.12%
      Highest contract charge 0.60% Class A   $359.27           --               --           --      38.29%
      All contract charges                         --           42          $22,064        0.00%          --
2016  Lowest contract charge 0.00% Class A    $508.34           --               --           --       8.95%
      Highest contract charge 0.60% Class A   $259.80           --               --           --       8.30%
      All contract charges                         --           43          $17,008        0.01%          --
2015  Lowest contract charge 0.00% Class A    $466.60           --               --           --       6.29%
      Highest contract charge 0.60% Class A   $239.90           --               --           --       5.65%
      All contract charges                         --           45          $16,131        0.00%          --
2014  Lowest contract charge 0.00% Class A    $438.98           --               --           --      13.55%
      Highest contract charge 0.60% Class A   $227.06           --               --           --      12.86%
      All contract charges                         --           46          $16,479        0.00%          --

                                    FSA-154

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                   ----------------------------------------------------------------
                                                                                ACCUMULATION
                                                              UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                   ---------- ----------------- ------------ ------------- --------
MULTIMANAGER TECHNOLOGY (CONTINUED)
2013  Lowest contract charge 0.00% Class A          $386.60           --                --          --       35.59%
      Highest contract charge 0.60% Class A         $201.18           --                --          --       34.78%
      All contract charges                               --           43          $ 15,169       0.00%           --
MULTIMANAGER TECHNOLOGY
2017  Lowest contract charge 0.00% Class B          $574.94           --                --          --       39.12%
      Highest contract charge 0.90% Class B         $306.69           --                --          --       37.88%
      All contract charges                               --          292          $105,528       0.00%           --
2016  Lowest contract charge 0.00% Class B          $413.27           --                --          --        8.94%
      Highest contract charge 0.90% Class B         $222.44           --                --          --        7.96%
      All contract charges                               --          284          $ 73,856       0.01%           --
2015  Lowest contract charge 0.00% Class B          $379.34           --                --          --        6.29%
      Highest contract charge 0.90% Class B         $206.03           --                --          --        5.34%
      All contract charges                               --          301          $ 71,400       0.00%           --
2014  Lowest contract charge 0.00% Class B          $356.88           --                --          --       13.55%
      Highest contract charge 0.90% Class B         $195.59           --                --          --       12.53%
      All contract charges                               --          331          $ 73,397       0.00%           --
2013  Lowest contract charge 0.00% Class B          $314.29           --                --          --       35.59%
      Highest contract charge 0.90% Class B         $173.81           --                --          --       34.37%
      All contract charges                               --          353          $ 69,150       0.00%           --
NATURAL RESOURCES PORTFOLIO
2017  Lowest contract charge 0.00% Class II         $ 61.23           --                --          --      (0.54)%
      Highest contract charge 0.00% Class II        $ 61.23           --                --          --      (0.54)%
      All contract charges                               --          118          $  4,277       0.00%           --
2016  Lowest contract charge 0.00% Class II         $ 61.56           --                --          --       24.82%
      Highest contract charge 0.00% Class II        $ 61.56           --                --          --       24.82%
      All contract charges                               --          102          $  3,924       0.00%           --
2015  Lowest contract charge 0.00% Class II         $ 49.32           --                --          --     (28.84)%
      Highest contract charge 0.00% Class II        $ 49.32           --                --          --     (28.84)%
      All contract charges                               --           86          $  2,626       0.00%           --
2014  Lowest contract charge 0.00% Class II         $ 69.31           --                --          --     (19.79)%
      Highest contract charge 0.00% Class II        $ 69.31           --                --          --     (19.79)%
      All contract charges                               --          141          $  7,525       0.00%           --
2013  Lowest contract charge 0.00% Class II         $ 86.41           --                --          --        9.75%
      Highest contract charge 0.00% Class II        $ 86.41           --                --          --        9.76%
      All contract charges                               --          123          $  9,220       0.00%           --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
2017  Lowest contract charge 0.00% Advisor Class    $ 72.91           --                --          --        2.06%
      Highest contract charge 0.90% Advisor Class   $ 68.01           --                --          --        1.13%
      All contract charges                               --          147          $ 10,603      10.89%           --
2016  Lowest contract charge 0.00% Advisor Class    $ 71.44           --                --          --       14.87%
      Highest contract charge 0.90% Advisor Class   $ 67.25           --                --          --       13.85%
      All contract charges                               --          136          $  9,580       1.02%           --
2015  Lowest contract charge 0.00% Advisor Class    $ 62.19           --                --          --     (25.66)%
      Highest contract charge 0.90% Advisor Class   $ 59.07           --                --          --     (26.34)%
      All contract charges                               --          132          $  8,067       4.22%           --
2014  Lowest contract charge 0.00% Advisor Class    $ 83.66           --                --          --     (18.75)%
      Highest contract charge 0.90% Advisor Class   $ 80.19           --                --          --     (19.47)%
      All contract charges                               --          109          $  9,010       0.27%           --
2013  Lowest contract charge 0.00% Advisor Class    $102.96           --                --          --     (14.71)%
      Highest contract charge 0.90% Advisor Class   $ 99.58           --                --          --     (15.48)%
      All contract charges                               --           98          $ 10,045       1.64%           --
PIMCO REAL RETURN PORTFOLIO
2017  Lowest contract charge 0.00% Advisor Class    $125.92           --                --          --        3.55%
      Highest contract charge 0.90% Advisor Class   $117.46           --                --          --        2.62%
      All contract charges                               --          280          $ 24,362       2.26%           --

                                    FSA-155

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                   ----------------------------------------------------------------
                                                                                ACCUMULATION
                                                              UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                   ---------- ----------------- ------------ ------------- --------
PIMCO REAL RETURN PORTFOLIO (CONTINUED)
2016  Lowest contract charge 0.00% Advisor Class    $121.60           --               --           --        5.10%
      Highest contract charge 0.90% Advisor Class   $114.46           --               --           --        4.15%
      All contract charges                               --          260          $24,189        2.17%           --
2015  Lowest contract charge 0.00% Advisor Class    $115.70           --               --           --      (2.81)%
      Highest contract charge 0.90% Advisor Class   $109.90           --               --           --      (3.67)%
      All contract charges                               --          276          $23,346        3.85%           --
2014  Lowest contract charge 0.00% Advisor Class    $119.04           --               --           --        2.99%
      Highest contract charge 0.90% Advisor Class   $114.09           --               --           --        2.07%
      All contract charges                               --          281          $25,631        1.29%           --
2013  Lowest contract charge 0.00% Advisor Class    $115.58           --               --           --      (9.31)%
      Highest contract charge 0.90% Advisor Class   $111.78           --               --           --     (10.12)%
      All contract charges                               --          320          $29,938        1.51%           --
PIMCO TOTAL RETURN PORTFOLIO
2017  Lowest contract charge 0.00% Advisor Class    $130.56           --               --           --        4.82%
      Highest contract charge 0.90% Advisor Class   $121.79           --               --           --        3.87%
      All contract charges                               --          768          $64,558        1.92%           --
2016  Lowest contract charge 0.00% Advisor Class    $124.56           --               --           --        2.58%
      Highest contract charge 0.90% Advisor Class   $117.25           --               --           --        1.66%
      All contract charges                               --          770          $62,095        1.98%           --
2015  Lowest contract charge 0.00% Advisor Class    $121.43           --               --           --        0.36%
      Highest contract charge 0.90% Advisor Class   $115.34           --               --           --      (0.55)%
      All contract charges                               --          785          $63,420        4.92%           --
2014  Lowest contract charge 0.00% Advisor Class    $121.00           --               --           --        4.18%
      Highest contract charge 0.90% Advisor Class   $115.98           --               --           --        3.24%
      All contract charges                               --          811          $63,291        2.08%           --
2013  Lowest contract charge 0.00% Advisor Class    $116.15           --               --           --      (2.06)%
      Highest contract charge 0.90% Advisor Class   $112.34           --               --           --      (2.94)%
      All contract charges                               --          873          $66,772        2.11%           --
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
2017  Lowest contract charge 0.00% Class II         $210.29           --               --           --       15.73%
      Highest contract charge 0.90% Class II        $196.17           --               --           --       14.69%
      All contract charges                               --           68          $13,994        1.51%           --
2016  Lowest contract charge 0.00% Class II         $181.71           --               --           --       18.86%
      Highest contract charge 0.90% Class II        $171.04           --               --           --       17.79%
      All contract charges                               --           71          $12,645        1.79%           --
2015  Lowest contract charge 0.00% Class II         $152.88           --               --           --      (7.11)%
      Highest contract charge 0.90% Class II        $145.21           --               --           --      (7.94)%
      All contract charges                               --          115          $17,055        1.59%           --
2014  Lowest contract charge 0.00% Class II         $164.58           --               --           --        7.11%
      Highest contract charge 0.90% Class II        $157.74           --               --           --        6.14%
      All contract charges                               --          127          $20,537        1.50%           --
2013  Lowest contract charge 0.00% Class II         $153.66           --               --           --       29.41%
      Highest contract charge 0.90% Class II        $148.62           --               --           --       28.24%
      All contract charges                               --          136          $20,548        1.35%           --
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II
2017  Lowest contract charge 0.00% Class II         $388.91           --               --           --       27.31%
      Highest contract charge 0.00% Class II        $388.91           --               --           --       27.31%
      All contract charges                               --          107          $ 6,154        0.00%           --
2016  Lowest contract charge 0.00% Class II         $305.49           --               --           --     (10.72)%
      Highest contract charge 0.00% Class II        $305.49           --               --           --     (10.72)%
      All contract charges                               --           98          $ 4,395        0.00%           --
2015  Lowest contract charge 0.00% Class II         $342.16           --               --           --       12.47%
      Highest contract charge 0.00% Class II        $342.16           --               --           --       12.47%
      All contract charges                               --           84          $ 5,986        0.00%           --

                                    FSA-156

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                          ----------------------------------------------------------------
                                                                                       ACCUMULATION
                                                                     UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                          UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                          ---------- ----------------- ------------ ------------- --------
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II (CONTINUED)
2014       Lowest contract charge 0.00% Class II           $304.22           --               --           --      31.23%
           Highest contract charge 0.00% Class II          $304.22           --               --           --      31.23%
           All contract charges                                 --           66           $6,008        0.00%          --
2013       Lowest contract charge 0.00% Class II           $231.83           --               --           --      50.51%
           Highest contract charge 0.00% Class II          $231.83           --               --           --      50.51%
           All contract charges                                 --           49           $5,013        0.00%          --
TARGET 2015 ALLOCATION
2017       Lowest contract charge 0.00% Class B            $157.65           --               --           --      11.30%
           Highest contract charge 0.00% Class B           $157.65           --               --           --      11.30%
           All contract charges                                 --           34           $1,892        1.51%          --
2016       Lowest contract charge 0.00% Class B            $141.64           --               --           --       5.63%
           Highest contract charge 0.00% Class B           $141.64           --               --           --       5.63%
           All contract charges                                 --           14           $  288        1.61%          --
2015       Lowest contract charge 0.00% Class B            $134.09           --               --           --     (1.91)%
           Highest contract charge 0.00% Class B           $134.09           --               --           --     (1.91)%
           All contract charges                                 --           12           $  223        2.33%          --
2014       Lowest contract charge 0.00% Class B            $136.70           --               --           --       2.96%
           Highest contract charge 0.00% Class B           $136.70           --               --           --       2.96%
           All contract charges                                 --            2           $   38        0.78%          --
2013       Lowest contract charge 0.00% Class B            $132.77           --               --           --      14.07%
           Highest contract charge 0.00% Class B           $132.77           --               --           --      14.07%
           All contract charges                                 --            2           $  118        0.59%          --
TARGET 2025 ALLOCATION
2017       Lowest contract charge 0.00% Class B            $172.30           --               --           --      15.42%
           Highest contract charge 0.80% Class B           $114.28           --               --           --      14.50%
           All contract charges                                 --          119           $7,645        1.85%          --
2016       Lowest contract charge 0.00% Class B            $149.28           --               --           --       7.41%
           Highest contract charge 0.80% Class B(b)        $ 99.81           --               --           --       6.55%
           All contract charges                                 --           69           $2,092        1.65%          --
2015       Lowest contract charge 0.00% Class B            $138.98           --               --           --     (2.04)%
           Highest contract charge 0.60% Class B(b)        $ 93.80           --               --           --     (5.65)%
           All contract charges                                 --           49           $1,261        1.41%          --
2014       Lowest contract charge 0.00% Class B            $141.87           --               --           --       4.03%
           Highest contract charge 0.00% Class B           $141.87           --               --           --       4.03%
           All contract charges                                 --           46           $  915        1.55%          --
2013       Lowest contract charge 0.00% Class B            $136.37           --               --           --      19.10%
           Highest contract charge 0.00% Class B           $136.37           --               --           --      19.10%
           All contract charges                                 --           27           $  506        1.01%          --
TARGET 2035 ALLOCATION
2017       Lowest contract charge 0.00% Class B            $180.49           --               --           --      17.77%
           Highest contract charge 0.60% Class B           $117.49           --               --           --      17.06%
           All contract charges                                 --           52           $3,313        1.79%          --
2016       Lowest contract charge 0.00% Class B            $153.26           --               --           --       8.03%
           Highest contract charge 0.60% Class B           $100.37           --               --           --       7.38%
           All contract charges                                 --           30           $1,344        1.57%          --
2015       Lowest contract charge 0.00% Class B            $141.87           --               --           --     (2.03)%
           Highest contract charge 0.60% Class B(b)        $ 93.47           --               --           --     (5.98)%
           All contract charges                                 --           24           $  864        1.43%          --
2014       Lowest contract charge 0.00% Class B            $144.81           --               --           --       4.49%
           Highest contract charge 0.00% Class B           $144.81           --               --           --       4.49%
           All contract charges                                 --           18           $  934        1.40%          --
2013       Lowest contract charge 0.00% Class B            $138.59           --               --           --      22.25%
           Highest contract charge 0.00% Class B           $138.59           --               --           --      22.25%
           All contract charges                                 --           12           $  760        2.05%          --

                                    FSA-157

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ----------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
TARGET 2045 ALLOCATION
2017  Lowest contract charge 0.00% Class B       $185.61           --               --           --       19.69%
      Highest contract charge 0.60% Class B      $119.45           --               --           --       18.97%
      All contract charges                            --           28          $ 1,776        1.71%           --
2016  Lowest contract charge 0.00% Class B       $155.07           --               --           --        8.69%
      Highest contract charge 0.60% Class B      $100.40           --               --           --        8.04%
      All contract charges                            --           15          $   753        1.65%           --
2015  Lowest contract charge 0.00% Class B       $142.67           --               --           --      (2.23)%
      Highest contract charge 0.60% Class B(b)   $ 92.93           --               --           --      (6.52)%
      All contract charges                            --           16          $   571        1.91%           --
2014  Lowest contract charge 0.00% Class B       $145.92           --               --           --        4.77%
      Highest contract charge 0.00% Class B      $145.92           --               --           --        4.77%
      All contract charges                            --            9          $   259        1.38%           --
2013  Lowest contract charge 0.00% Class B       $139.27           --               --           --       25.22%
      Highest contract charge 0.00% Class B      $139.27           --               --           --       25.22%
      All contract charges                            --            7          $   209        1.29%           --
TARGET 2055 ALLOCATION
2017  Lowest contract charge 0.00% Class B       $125.09           --               --           --       21.79%
      Highest contract charge 0.60% Class B      $123.10           --               --           --       21.07%
      All contract charges                            --            8          $   606        1.71%           --
2016  Lowest contract charge 0.00% Class B       $102.71           --               --           --        9.51%
      Highest contract charge 0.60% Class B(b)   $101.68           --               --           --        8.85%
      All contract charges                            --            2          $   264        1.83%           --
2015  Lowest contract charge 0.00% Class B(b)    $ 93.79           --               --           --      (6.70)%
      Highest contract charge 0.00% Class B(b)   $ 93.79           --               --           --      (6.70)%
      All contract charges                            --           --          $    46        3.95%           --
TEMPLETON DEVELOPING MARKETS VIP FUND
2017  Lowest contract charge 0.00% Class 2       $130.20           --               --           --       40.41%
      Highest contract charge 0.90% Class 2      $121.46           --               --           --       39.16%
      All contract charges                            --          137          $17,444        0.96%           --
2016  Lowest contract charge 0.00% Class 2       $ 92.73           --               --           --       17.44%
      Highest contract charge 0.90% Class 2      $ 87.28           --               --           --       16.39%
      All contract charges                            --          104          $ 9,563        0.81%           --
2015  Lowest contract charge 0.00% Class 2       $ 78.96           --               --           --     (19.60)%
      Highest contract charge 0.90% Class 2      $ 74.99           --               --           --     (20.33)%
      All contract charges                            --          101          $ 7,804        1.97%           --
2014  Lowest contract charge 0.00% Class 2       $ 98.21           --               --           --      (8.39)%
      Highest contract charge 0.90% Class 2      $ 94.13           --               --           --      (9.21)%
      All contract charges                            --           99          $ 9,492        1.48%           --
2013  Lowest contract charge 0.00% Class 2       $107.20           --               --           --      (0.92)%
      Highest contract charge 0.90% Class 2      $103.68           --               --           --      (1.82)%
      All contract charges                            --           92          $ 9,698        1.95%           --
TEMPLETON GLOBAL BOND VIP FUND
2017  Lowest contract charge 0.00% Class 2       $124.64           --               --           --        1.92%
      Highest contract charge 0.90% Class 2      $116.28           --               --           --        1.02%
      All contract charges                            --          586          $45,630        0.00%           --
2016  Lowest contract charge 0.00% Class 2       $122.29           --               --           --        2.94%
      Highest contract charge 0.90% Class 2      $115.11           --               --           --        2.01%
      All contract charges                            --          529          $41,472        0.00%           --
2015  Lowest contract charge 0.00% Class 2       $118.80           --               --           --      (4.30)%
      Highest contract charge 0.90% Class 2      $112.84           --               --           --      (5.17)%
      All contract charges                            --          529          $42,461        7.79%           --
2014  Lowest contract charge 0.00% Class 2       $124.14           --               --           --        1.83%
      Highest contract charge 0.90% Class 2      $118.99           --               --           --        0.92%
      All contract charges                            --          515          $47,540        5.01%           --

                                    FSA-158

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                          ----------------------------------------------------------------
                                                                                       ACCUMULATION
                                                                     UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                          UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                          ---------- ----------------- ------------ ------------- --------
TEMPLETON GLOBAL BOND VIP FUND (CONTINUED)
2013  Lowest contract charge 0.00% Class 2                 $121.91           --               --           --        1.63%
      Highest contract charge 0.90% Class 2                $117.90           --               --           --        0.71%
      All contract charges                                      --          531          $54,314        5.00%           --
TEMPLETON GROWTH VIP FUND
2017  Lowest contract charge 0.00% Class 2                 $181.56           --               --           --       18.50%
      Highest contract charge 0.90% Class 2                $169.37           --               --           --       17.44%
      All contract charges                                      --           30          $ 5,260        1.60%           --
2016  Lowest contract charge 0.00% Class 2                 $153.21           --               --           --        9.62%
      Highest contract charge 0.90% Class 2                $144.22           --               --           --        8.64%
      All contract charges                                      --           31          $ 4,575        2.03%           --
2015  Lowest contract charge 0.00% Class 2                 $139.77           --               --           --      (6.48)%
      Highest contract charge 0.90% Class 2                $132.75           --               --           --      (7.33)%
      All contract charges                                      --           33          $ 4,511        2.55%           --
2014  Lowest contract charge 0.00% Class 2                 $149.46           --               --           --      (2.82)%
      Highest contract charge 0.90% Class 2                $143.25           --               --           --      (3.69)%
      All contract charges                                      --           36          $ 5,379        1.34%           --
2013  Lowest contract charge 0.00% Class 2                 $153.79           --               --           --       30.82%
      Highest contract charge 0.90% Class 2                $148.74           --               --           --       29.64%
      All contract charges                                      --           29          $ 4,333        2.50%           --
VANECK VIP GLOBAL HARD ASSETS FUND
2017  Lowest contract charge 0.00% Class S Shares          $ 83.53           --               --           --      (1.97)%
      Highest contract charge 0.90% Class S Shares         $ 77.92           --               --           --      (2.86)%
      All contract charges                                      --          151          $12,427        0.00%           --
2016  Lowest contract charge 0.00% Class S Shares          $ 85.21           --               --           --       43.40%
      Highest contract charge 0.90% Class S Shares         $ 80.21           --               --           --       42.14%
      All contract charges                                      --          155          $12,986        0.38%           --
2015  Lowest contract charge 0.00% Class S Shares          $ 59.42           --               --           --     (33.62)%
      Highest contract charge 0.90% Class S Shares         $ 56.43           --               --           --     (34.23)%
      All contract charges                                      --          147          $ 8,559        0.03%           --
2014  Lowest contract charge 0.00% Class S Shares          $ 89.52           --               --           --     (19.34)%
      Highest contract charge 0.90% Class S Shares         $ 85.80           --               --           --     (20.07)%
      All contract charges                                      --          127          $11,178        0.00%           --
2013  Lowest contract charge 0.00% Class S Shares          $110.99           --               --           --       10.30%
      Highest contract charge 0.90% Class S Shares         $107.34           --               --           --        9.30%
      All contract charges                                      --          115          $12,630        0.51%           --
VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX PORTFOLIO
2017  Lowest contract charge 0.60% Investor Share Class    $285.63           --               --           --       20.93%
      Highest contract charge 0.60% Investor Share Class   $285.63           --               --           --       20.93%
      All contract charges                                      --           31          $ 8,898        1.78%           --
2016  Lowest contract charge 0.60% Investor Share Class    $236.19           --               --           --       11.14%
      Highest contract charge 0.60% Investor Share Class   $236.19           --               --           --       11.14%
      All contract charges                                      --           31          $ 7,243        2.38%           --
2015  Lowest contract charge 0.60% Investor Share Class    $212.51           --               --           --        0.66%
      Highest contract charge 0.60% Investor Share Class   $212.51           --               --           --        0.66%
      All contract charges                                      --           37          $ 7,894        1.66%           --
2014  Lowest contract charge 0.60% Investor Share Class    $211.12           --               --           --       12.83%
      Highest contract charge 0.60% Investor Share Class   $211.12           --               --           --       12.83%
      All contract charges                                      --           36          $ 7,580        1.67%           --
2013  Lowest contract charge 0.60% Investor Share Class    $187.12           --               --           --       31.39%
      Highest contract charge 0.60% Investor Share Class   $187.12           --               --           --       31.39%
      All contract charges                                      --           34          $ 6,456        4.22%           --

   ----------
  (a)Units were made available on May 20, 2013.
  (b)Units were made available on May 26, 2015.
  (c)Units were made available on March 27, 2015.
  (d)Units were made available on May 20, 2016.

                                    FSA-159

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2017

8. Financial Highlights (Concluded)

  (e)Units were made available on May 19, 2017.
  (f)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 25 due to a merger on May 19, 2017.
  * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
  ** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of the Variable Investment Option, without consideration if there were units outstanding as of such date. The total return is calculated for each period indicated from the effective date through the end of the reporting period. Where there are no units outstanding at period-end, the total return is calculated using the current offering price of the unit. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

   All material subsequent transactions and events have been evaluated for the period from December 31, 2017 through April 16, 2018, the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-160

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm....................   F-1

Consolidated Financial Statements:
  Consolidated Balance Sheets as of December 31, 2017 and 2016.............   F-2
  Consolidated Statements of Income (Loss), for the Years Ended
   December 31, 2017, 2016 and 2015........................................   F-4
  Consolidated Statements of Comprehensive Income (Loss), for the Years
   Ended December 31, 2017, 2016 and 2015..................................   F-5
  Consolidated Statements of Equity, for the Years Ended December 31,
   2017, 2016 and 2015.....................................................   F-6
  Consolidated Statements of Cash Flows, for the Years Ended December 31,
   2017, 2016 and 2015.....................................................   F-7
  Notes to Consolidated Financial Statements
   Note 1 -- Organization..................................................  F-10
   Note 2 -- Significant Accounting Policies...............................  F-10
   Note 3 -- Investments...................................................  F-29
   Note 4 -- Goodwill and Other Intangible Assets..........................  F-46
   Note 5 -- Closed Block..................................................  F-47
   Note 6 -- DAC and Policyholder Bonus Interest Credits...................  F-48
   Note 7 -- Fair Value Disclosures........................................  F-49
   Note 8 -- Insurance Liabilities.........................................  F-61
   Note 9 -- Reinsurance Agreements........................................  F-64
   Note 10 -- Short-Term and Long-Term Debt................................  F-66
   Note 11 -- Related Party Transactions...................................  F-67
   Note 12 -- Employee Benefit Plans.......................................  F-69
   Note 13 -- Share-Based and Other Compensation Programs..................  F-74
   Note 14 -- Income Taxes.................................................  F-79
   Note 15 -- Accumulated Other Comprehensive Income (Loss)................  F-81
   Note 16 -- Commitments and Contingent Liabilities.......................  F-82
   Note 17 -- Insurance Group Statutory Financial Information..............  F-85
   Note 18 -- Business Segment Information.................................  F-86
   Note 19 -- Quarterly Results of Operations (Unaudited)..................  F-89
   Note 20 -- Subsequent Events............................................  F-97

Financial Statement Schedules:
  Schedule I -- Summary of Investments -- Other than Investments in
   Related Parties, as of December 31, 2017................................  F-98
  Schedule III -- Supplementary Insurance Information, as of and for the
   Years Ended December 31, 2017 and 2016 and for the Year ended
   December 31, 2015.......................................................  F-99
  Schedule IV -- Reinsurance, as of and for the Years Ended December 31,
   2017, 2016 and 2015..................................................... F-102

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company:

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying consolidated balance sheets of AXA Equitable Life Insurance Company and its subsidiaries as of December 31, 2017 and 2016, and the related consolidated statements of income (loss), comprehensive income
(loss), equity and cash flows for each of the three years in the period ended December 31, 2017, including the related notes and financial statement schedules listed in the accompanying index (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

As discussed in Note 2 to the consolidated financial statements the Company has restated its 2016 consolidated financial statements and financial statement schedules to correct errors.

BASIS FOR OPINION

These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York

April 11, 2018

We have served as the Company's auditor since 1993.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2017 AND 2016

                                                         AS RESTATED
                                                   -----------------
                                                     2017     2016
                                                   -------- --------
                                                     (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at fair
   value (amortized cost of $34,831 and $32,123).. $ 36,358 $ 32,570
  Mortgage loans on real estate (net of valuation
   allowances of $8 and $8).......................   10,935    9,757
  Real estate held for production of income/(1)/..      390       56
  Policy loans....................................    3,315    3,361
  Other equity investments/(1)/...................    1,351    1,323
  Trading securities, at fair value...............   12,628    9,134
  Other invested assets/(1)/......................    3,121    2,226
                                                   -------- --------
   Total investments..............................   68,098   58,427
Cash and cash equivalents/(1)/....................    3,409    2,950
Cash and securities segregated, at fair value.....      825      946
Broker-dealer related receivables.................    2,158    2,100
Deferred policy acquisition costs.................    4,547    5,058
Goodwill and other intangible assets, net.........    3,709    3,741
Amounts due from reinsurers.......................    5,079    4,654
Loans to affiliates...............................      703      703
Guaranteed minimum income benefit reinsurance
  asset, at fair value............................   10,488   10,314
Other assets/(1)/.................................    4,432    4,260
Separate Accounts' assets.........................  122,537  111,403
                                                   -------- --------

TOTAL ASSETS...................................... $225,985 $204,556
                                                   ======== ========

LIABILITIES
Policyholders' account balances................... $ 43,805 $ 38,825
Future policy benefits and other policyholders
  liabilities.....................................   29,034   28,901
Broker-dealer related payables....................      764      484
Securities sold under agreements to repurchase....    1,887    1,996
Customers related payables........................    2,229    2,360
Amounts due to reinsurers.........................      134      125
Short-term and Long-term debt/(1)/................      769      513
Current and deferred income taxes.................    1,973    2,834
Other liabilities/(1)/............................    2,663    2,108
Separate Accounts' liabilities....................  122,537  111,403
                                                   -------- --------
   Total liabilities..............................  205,795  189,549
                                                   -------- --------
Redeemable Noncontrolling Interest/(1)/........... $    626 $    403
                                                   -------- --------

Commitments and contingent liabilities (Note 16)

/(1)/See Note 2 for details of balances with variable interest entities.

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2017 AND 2016
                                  (CONTINUED)

                                                             AS RESTATED
                                                   ---------------------
                                                      2017       2016
                                                   ---------- ----------
                                                       (IN MILLIONS)

EQUITY
AXA Equitable's equity:
  Common stock, $1.25 par value, 2 million shares
   authorized, issued and outstanding............. $        2 $        2
  Capital in excess of par value..................      6,859      5,339
  Retained earnings...............................      9,010      6,150
  Accumulated other comprehensive income (loss)...        598         17
                                                   ---------- ----------
   Total AXA Equitable's equity...................     16,469     11,508
                                                   ---------- ----------
Noncontrolling interest...........................      3,095      3,096
                                                   ---------- ----------
   Total equity...................................     19,564     14,604
                                                   ---------- ----------

TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING
  INTEREST AND EQUITY............................. $  225,985 $  204,556
                                                   ========== ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                   CONSOLIDATED STATEMENTS OF INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                            AS RESTATED
                                                   ----------------------------
                                                     2017      2016      2015
                                                   --------  --------  --------
                                                           (IN MILLIONS)
REVENUES
Policy charges and fee income..................... $  3,334  $  3,344  $  3,291
Premiums..........................................      904       880       852
Net derivative gains (losses).....................      890    (1,211)   (1,161)
Net investment income (loss)......................    2,583     2,318     2,057
Investment gains (losses), net:
  Total other-than-temporary impairment losses....      (13)      (65)      (41)
  Other investment gains (losses), net............     (112)       81        21
                                                   --------  --------  --------
     Total investment gains (losses), net.........     (125)       16       (20)
                                                   --------  --------  --------
Investment management and service fees............    4,106     3,755     3,902
Other income......................................       41        36        40
                                                   --------  --------  --------
   Total revenues.................................   11,733     9,138     8,961
                                                   --------  --------  --------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits...........................    3,462     2,771     2,474
Interest credited to policyholders' account
  balances........................................    1,040     1,029       887
Compensation and benefits.........................    1,762     1,723     1,783
Commissions and distribution related payments.....    1,486     1,467     1,505
Interest expense..................................       29        16        20
Amortization of deferred policy acquisition
  costs, net......................................      268        52      (243)
Other operating costs and expenses................    1,431     1,458     1,497
                                                   --------  --------  --------
   Total benefits and other deductions............    9,478     8,516     7,923
                                                   --------  --------  --------
Income (loss) from operations, before income taxes    2,255       622     1,038
Income tax (expense) benefit......................    1,139        84        22
                                                   --------  --------  --------
Net income (loss).................................    3,394       706     1,060
  Less: Net (income) loss attributable to the
   noncontrolling interest........................     (534)     (496)     (398)
                                                   --------  --------  --------
Net Income (Loss) attributable to AXA Equitable... $  2,860  $    210  $    662
                                                   ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                           AS RESTATED
                                                   --------------------------
                                                     2017     2016     2015
                                                   --------  ------  --------
                                                          (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net income (loss)................................. $  3,394  $  706  $  1,060
                                                   --------  ------  --------

Other comprehensive income (loss) net of income
taxes:
  Foreign currency translation adjustment.........       41     (18)      (25)
  Change in unrealized gains (losses), net of
   reclassification adjustment....................      563    (194)     (832)
  Changes in defined benefit plan related items
   not yet recognized in periodic benefit cost,
   net of reclassification adjustment.............       (5)     (3)       (4)
                                                   --------  ------  --------
Total other comprehensive income (loss), net of
  income taxes....................................      599    (215)     (861)
                                                   --------  ------  --------

Comprehensive income (loss).......................    3,993     491       199

  Less: Comprehensive (income) loss attributable
   to noncontrolling interest.....................     (552)   (479)     (383)
                                                   --------  ------  --------

Comprehensive income (loss) attributable to AXA
  Equitable....................................... $  3,441  $   12  $   (184)
                                                   ========  ======  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                                         AS RESTATED
                                                               -------------------------------
                                                                  2017       2016       2015
                                                               ---------  ---------  ---------
                                                                        (IN MILLIONS)
EQUITY ATTRIBUTABLE TO AXA EQUITABLE:
  Common stock, at par value, beginning and end of year....... $       2  $       2  $       2
                                                               ---------  ---------  ---------

  Capital in excess of par value, beginning of year...........     5,339      5,321      5,957
  Deferred tax on dividend of AB Units........................        --         --        (35)
  Non cash capital contribution from AXA Financial (See Note
   12)........................................................        --         --        137
  Transfer of unrecognized net actuarial loss of the AXA
   Equitable Qualified Pension Plan to AXA Financial (see
   Note 12)...................................................        --         --       (772)
  Capital contribution from Parent............................     1,500         --         --
  Other changes in capital in excess of par value.............        20         18         34
                                                               ---------  ---------  ---------
  Capital in excess of par value, end of year.................     6,859      5,339      5,321
                                                               ---------  ---------  ---------

  Retained earnings, beginning of year........................     6,150      6,990      7,240
  Net income (loss)...........................................     2,860        210        662
  Shareholder dividends.......................................        --     (1,050)      (912)
                                                               ---------  ---------  ---------
  Retained earnings, end of year..............................     9,010      6,150      6,990
                                                               ---------  ---------  ---------
  Accumulated other comprehensive income (loss), beginning of
   year.......................................................        17        215        289
  Transfer of unrecognized net actuarial loss of the AXA
   Equitable Qualified Pension Plan to AXA Financial (see
   Note 12)...................................................        --         --        772
  Other comprehensive income (loss)...........................       581       (198)      (846)
                                                               ---------  ---------  ---------
  Accumulated other comprehensive income (loss), end of year..       598         17        215
                                                               ---------  ---------  ---------

   TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR..................    16,469     11,508     12,528
                                                               ---------  ---------  ---------

Noncontrolling interest, beginning of year....................     3,096      3,059      2,967
Repurchase of AB Holding units................................      (158)      (168)      (154)
Net income (loss) attributable to noncontrolling interest.....       485        491        398
Dividends paid to noncontrolling interest.....................      (457)      (384)      (414)
Dividend of AB Units by AXA Equitable to AXA Financial........        --         --        145
Other comprehensive income (loss) attributable to
  noncontrolling interest.....................................        18        (17)       (15)
Other changes in noncontrolling interest......................       111        115        132
                                                               ---------  ---------  ---------

   Noncontrolling interest, end of year.......................     3,095      3,096      3,059
                                                               ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR..................................... $  19,564  $  14,604  $  15,587
                                                               =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                              AS RESTATED
                                                    ------------------------------
                                                      2017       2016       2015
                                                    --------  ---------  ---------
                                                             (IN MILLIONS)
Net income (loss).................................. $  3,394  $     706  $   1,060
Adjustments to reconcile net income (loss) to net
  cash provided by (used in) operating activities:
  Interest credited to policyholders' account
   balances........................................    1,040      1,029        887
  Policy charges and fee income....................   (3,334)    (3,344)    (3,291)
  Net derivative (gains) losses....................     (890)     1,211      1,161
  Investment (gains) losses, net...................      125        (16)        20
  Realized and unrealized (gains) losses on
   trading securities..............................     (166)        41         43
  Non-cash long term incentive compensation
   expense.........................................      185        152        172
  Amortization of deferred sales commission........       32         41         49
  Other depreciation and amortization..............     (136)       (98)       (18)
  Amortization of deferred cost of reinsurance
   asset...........................................      (84)       159        121
  Amortization of other intangibles................       31         29         28
  Return of real estate joint venture and limited
   partnerships....................................      140        126        161

  Changes in:
   Net broker-dealer and customer related
     receivables/payables..........................     (278)       608        (38)
   Reinsurance recoverable.........................     (416)      (304)      (929)
   Segregated cash and securities, net.............      130       (381)       (89)
   Deferred policy acquisition costs...............      268         52       (243)
   Future policy benefits..........................    1,511        431        631
   Current and deferred income taxes...............     (664)      (742)        50
  Other, net.......................................      189       (161)       (99)
                                                    --------  ---------  ---------

Net cash provided by (used in) operating
  activities....................................... $  1,077  $    (461) $    (324)
                                                    ========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015
                                  (CONTINUED)

                                                              AS RESTATED
                                                    -------------------------------
                                                       2017       2016       2015
                                                    ---------  ---------  ---------
                                                             (IN MILLIONS)
Cash flows from investing activities:
  Proceeds from the sale/maturity/prepayment of:
   Fixed maturities, available for sale............ $   9,738  $   7,154  $   4,368
   Mortgage loans on real estate...................       934        676        609
   Trading account securities......................     9,125      6,271     10,768
   Other...........................................       228         32        134
  Payment for the purchase/origination of:
   Fixed maturities, available for sale............   (12,465)    (7,873)    (4,701)
   Mortgage loans on real estate...................    (2,108)    (3,261)    (1,311)
   Trading account securities......................   (12,667)    (8,691)   (12,501)
   Other...........................................      (280)      (250)      (132)
  Cash settlements related to derivative
   instruments.....................................    (1,259)       102        529
  Decrease in loans to affiliates..................        --        384         --
  Change in short-term investments.................      (264)      (205)      (363)
  Investment in capitalized software, leasehold
   improvements and EDP equipment..................      (100)       (85)       (71)
  Purchase of business, net of cash acquired.......      (130)       (21)        --
  Other, net.......................................       238        409        203
                                                    ---------  ---------  ---------

Net cash provided by (used in) investing
  activities....................................... $  (9,010) $  (5,358) $  (2,468)
                                                    =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015
                                  (CONTINUED)

                                                             AS RESTATED
                                                    ----------------------------
                                                      2017      2016      2015
                                                    --------  --------  --------
                                                            (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
   Deposits........................................ $  9,882  $  9,746  $  5,757
   Withdrawals.....................................   (5,926)   (2,874)   (2,861)
   Transfer (to) from Separate Accounts............    1,656     1,202     1,045
  Change in short-term financings..................       53       (69)       95
  Change in collateralized pledged assets..........      710      (677)       (2)
  Change in collateralized pledged liabilities.....    1,108       125      (270)
  (Decrease) increase in overdrafts payable........       63       (85)       80
  Repayment of long term debt......................       --        --      (200)
  Shareholder dividends paid.......................       --    (1,050)     (767)
  Repurchase of AB Holding units...................     (220)     (236)     (214)
  Redemptions (purchases) of non-controlling
   interests of consolidated company-sponsored
   investment funds................................      120      (137)       --
  Distribution to noncontrolling interest in
   consolidated subsidiaries.......................     (457)     (385)     (414)
  Increase (decrease) in Securities sold under
   agreement to repurchase.........................     (109)      104       939
  (Increase) decrease in securities purchased
   under agreement to resell.......................       --        79       (79)
  Capital Contribution from Parent.................    1,500        --        --
  Other, net.......................................      (10)        8         5
                                                    --------  --------  --------

Net cash provided by (used in) financing
  activities.......................................    8,370     5,751     3,114
                                                    ========  ========  ========

Effect of exchange rate changes on cash and cash
  equivalents......................................       22       (10)      (10)

Change in cash and cash equivalents................      459       (78)      312
Cash and cash equivalents, beginning of year.......    2,950     3,028     2,716
                                                    --------  --------  --------

Cash and cash equivalents, end of year............. $  3,409  $  2,950  $  3,028
                                                    ========  ========  ========

Supplemental cash flow information:
  Interest paid.................................... $     (8) $    (11) $     19
                                                    ========  ========  ========
  Income taxes (refunded) paid..................... $     33  $    613  $    (80)
                                                    ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable" and, collectively with its consolidated subsidiaries, the "Company") is a diversified financial services company. The Company is a direct, wholly-owned subsidiary of AXA Equitable Financial Services, LLC ("AEFS"). AEFS is a direct, wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a direct wholly-owned subsidiary of AXA Equitable Holdings, Inc. ("Holdings"). Holdings is an indirect wholly-owned subsidiary of AXA S.A. ("AXA"), a French holding company for the AXA Group, a worldwide leader in life, property and casualty and health insurance and asset management.

   In the fourth quarter of 2017, the Company completed the reorganization of its segment results into an expanded segment structure to enhance transparency and accountability. The Company believe that the additional segments will enhance the transparency of our financial results. The Company has modified the presentation of its business segment results to reflect its new operating structure and prior periods' presentation has been revised to conform to the new structure.

   On May 10, 2017, AXA announced its intention to pursue the sale of a minority stake in our indirect parent, Holdings, through a proposed initial public offering (the "Holdings IPO") in the first half of 2018. On
   November 13, 2017, Holdings filed a Form S-1 registration statement with the Securities and Exchange Commission (the "SEC"). The completion of the proposed Holdings IPO will depend on, among other things, the SEC filing and review process and customary regulatory approvals, as well as market conditions. There can be no assurance that the proposed Holdings IPO will occur on the anticipated timeline or at all.

   The Company now conducts operations in four segments: Individual Retirement, Group Retirement, Investment Management and Research, and Protection Solutions. The Company's management evaluates the performance of each of these segments independently.

      . The Individual Retirement segment offers a diverse suite of variable annuity products which are primarily sold to affluent and high net worth individuals saving for retirement or seeking retirement income.

      . The Group Retirement segment offers tax-deferred investment and retirement plans sponsored by educational entities, municipalities and not-for-profit entities as well as small and medium-sized businesses.

      . The Investment Management and Research segment provides diversified investment management, research and related solutions globally to a broad range of clients through three main client channels -- Institutional, Retail and Private Wealth Management -- and distributes its institutional research products and solutions through Bernstein Research Services. The Investment Management and Research segment reflects the business of AllianceBernstein Holding L.P. ("AB Holding"), AllianceBernstein L.P. ("ABLP") and their subsidiaries (collectively, "AB").

      . The Protection Solutions segment includes the Company's life insurance and group employee benefits businesses. The life insurance business offers a variety of variable universal life, indexed universal life and term life products to help affluent and high net worth individuals, as well as small and medium-sized business owners, with their wealth protection, wealth transfer and corporate needs. Our group employee benefits business offers a suite of life, short- and long-term disability, dental and vision insurance products to small and medium-size businesses across the United States.

   Corporate and Other includes certain of the Company's financing and investment expenses. It also includes: the closed block of life insurance (the "Closed Block"), run-off group pension business, run-off health business, certain strategic investments and certain unallocated items, including capital and related investments, interest expense and corporate expense. AB's results of operations are reflected in the Investment Management and Research segment. Accordingly, Corporate and Other does not include any items applicable to AB.

   At December 31, 2017 and 2016, the Company's economic interest in AB was 29.0% and 29.0%, respectively. At December 31, 2017 and 2016, respectively, AXA and its subsidiaries' economic interest in AB (including AXA Financial Group) was approximately 64.7% and 63.7%. AXA Equitable is the parent of AllianceBernstein Corporation, the general partner ("General Partner") of both AB Holding and ABLP; as a result it consolidates AB in the Company's consolidated financial statements.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements present the consolidated results of operations, financial condition, and cash flows of the Company and its subsidiaries and those investment companies, partnerships and joint ventures in which the Company has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   We believe that the consolidated financial statements include all adjustments necessary for a fair presentation of the results of operations of the Company. All significant intercompany transactions and balances have been eliminated in consolidation. The years "2017", "2016" and "2015" refer to the years ended December 31, 2017, 2016 and 2015, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Adoption of New Accounting Pronouncements

   In January 2017, the Financial Accounting Standards Board ("FASB") issued new guidance that amends the definition of a business to provide a more robust framework for determining when a set of assets and activities is a business. The definition primarily adds clarity for evaluating whether certain transactions should be accounted for as acquisitions/dispositions of assets or businesses, the latter subject to guidance on business combinations, but also may interact with other areas of accounting where the defined term is used, such as in the application of guidance on consolidation and goodwill impairment. The new guidance is effective for fiscal years ending December 31, 2018. The Company elected to early adopt the new guidance for the year ending December 31, 2016. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In January 2017, the FASB issued updated guidance to simplify the accounting for goodwill impairment on a prospective basis in years beginning after December 15, 2019, with early adoption permitted for impairment testing performed after January 1, 2017. The revised guidance removes Step 2 from the goodwill impairment testing model that currently requires a hypothetical purchase price allocation to assess goodwill recoverability when Step 1 testing demonstrates a reporting unit's carrying value exceeds its fair value. Existing guidance that limits the measure of goodwill impairment to the carrying amount of the reporting unit's goodwill remains unchanged by elimination of the requirement to perform Step 2 testing. The Company elected to early adopt the guidance effective January 1, 2017 for its first quarter 2017 interim goodwill recoverability assessments. Adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

   In October 2016, the FASB issued updated guidance on consolidation of interests held through related parties that are under common control, which alters how a decision maker needs to consider indirect interests in a VIE held through an entity under common control. The new guidance amends the recently adopted consolidation guidance analysis. Under the new guidance, if a decision maker is required to evaluate whether it is the primary beneficiary of a VIE, it will need to consider only its proportionate indirect interest in the VIE held through a common control party. The Company adopted the revised guidance effective January 1, 2017. Adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

   In March 2016, the FASB issued new guidance simplifying the transition to the equity method of accounting. The amendment eliminates the requirement for an investor to retroactively adjust the basis of a previously held interest in an investment that subsequently qualifies for use of the equity method. Additionally, the amendment requires any unrealized holding gain or loss recognized in accumulated other comprehensive income (loss) ("AOCI ") to be realized in earnings at the date an available-for-sale ("AFS") security qualifies for use of the equity method. The Company adopted the revised guidance effective January 1, 2017. Adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

   In March 2016, the FASB issued new guidance on improvements to employee share-based payment accounting. The amendment includes provisions intended to simplify various aspects related to how share-based payments are accounted for and presented in the financial statements including: income tax effects of share-based payments, minimum statutory tax withholding requirements and forfeitures. The Company adopted the revised guidance effective January 1, 2017. Adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

   In February 2015, the FASB issued a new consolidation standard that makes targeted amendments to the VIE assessment, including guidance specific to the analysis of fee arrangements and related party relationships, modifies the guidance for the evaluation of limited partnerships and similar entities for consolidation to eliminate the presumption of general partner control, and ends the deferral that had been granted to certain investment companies for applying previous VIE guidance. The Company adopted this guidance beginning January 1, 2016 using a modified retrospective approach, thereby not requiring a restatement of prior year periods. At initial adoption, the Company's reevaluation of all legal entities under the new standard resulted in identification of additional VIEs and consolidation of certain investment products of the Investment Management and Research segment that were not consolidated in accordance with previous guidance. The analysis performed under this guidance requires the exercise of judgment and is updated continuously as circumstances change or new entities are formed.

   In August 2014, the FASB issued new guidance which requires management to evaluate whether there is "substantial doubt" about the reporting entity's ability to continue as a going concern and provide related footnote disclosures about those uncertainties, if they exist. The new guidance is effective for annual periods ending after December 15, 2016 and interim periods thereafter. The Company implemented this guidance in its reporting on the year ended December 31, 2016. The effect of implementing this guidance was not material to the Company's consolidated financial statements.

   Future Adoption of New Accounting Pronouncements

   In February 2018, the FASB issued new guidance that will permit, but not require, entities to reclassify to retained earnings tax effects "stranded" in AOCI resulting from the change in federal tax rate enacted by the Tax Cuts and Jobs Act (the "Act") on December 22, 2017. An entity that elects this option must reclassify these stranded tax effects for all items in AOCI, including, but not limited to, AFS securities and employee benefits. Tax effects stranded in AOCI for other reasons, such as prior changes in tax law, may not be reclassified. While the new guidance provides entities the option to reclassify these amounts, new disclosures are required regardless of whether entities elect to do so. The new guidance is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption is permitted for periods for which financial statements have not yet been issued or made available for issuance, including in the period the Act was signed into law (i.e., the reporting period including December 22, 2017). Election can be made either to apply the new guidance retrospectively to each period in which the effect of the Act is recognized or in the period of adoption. Management currently is evaluating the options provided for adopting this guidance and the potential impacts on the Company's consolidated financial statements.

   In August 2017, the FASB issued new guidance on accounting for hedging activities, intended to more closely align the financial statement reporting of hedging relationships to the economic results of an entity's risk management activities. In addition, the new guidance makes certain targeted modifications to simplify the application of current hedge accounting guidance. The new guidance is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years, with early application permitted. The effect of adoption should be reflected as of the beginning of the fiscal year of adoption (that is, the initial application date). All transition requirements and elections should be applied to derivatives positions and hedging relationships existing on the date of adoption. Management currently is evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In May 2017, the FASB issued guidance on share-based payments. The amendment provides clarity intended to reduce diversity in practice and the cost and complexity of accounting for changes to the terms or conditions of share-based payment awards. The new guidance is effective for interim and annual periods beginning after December 15, 2017, requires prospective application to awards modified on or after the date of adoption, and permits early adoption. This amendment did not have a material impact on the Company's consolidated financial statements.

   In March 2017, the FASB issued guidance that requires certain premiums on callable debt securities to be amortized to the earliest call date and is intended to better align interest income recognition with the manner in which market participants price these instruments. The new guidance is effective for interim and annual periods beginning after December 15, 2018 with early adoption permitted and is to be applied on a modified retrospective basis. Management currently is evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In March 2017, the FASB issued new guidance on the presentation of net periodic pension and post-retirement benefit costs that requires disaggregation of the service cost component from the other components of net benefit costs on the income statement. The service cost component will be presented with other employee compensation costs in "income from operations," and the remaining components will be reported separately outside of income from operations. While this standard does not change the rules for how benefits costs are measured, it limits the amount eligible for capitalization to the service cost component and, therefore, may require insurers and other entities that establish deferred assets related to the acquisition of new contracts to align its capitalization policies/practices with that limitation. The new guidance is effective for interim and annual periods beginning after December 15, 2017 with early adoption permitted and is to be applied retrospectively for changes in the income statement presentation of net benefit cost and prospectively for changes in capitalization eligibility. The guidance permits the use of amounts previously disclosed for the various components of net benefits cost as the basis for the retrospective change in the income statement presentation, and use of that approach must be disclosed as a "practical expedient" to determining how much of the various components of net benefits costs actually was reflected in historical income statements a result of capitalization and subsequent amortization. For purpose of segment reporting, net periodic benefits costs should continue to be presented based on how management reports those costs internally for evaluation, regardless of these new requirements. The Company expects to utilize the practical expedient for adopting the retrospective change in its income statement presentation of net benefits costs. Based on the assessments performed to-date, adoption of this new guidance in first quarter 2018 is not expected to have a material impact on the Company's consolidated financial statements.

   In August 2016, the FASB issued new guidance to simplify elements of cash flow classification. The new guidance is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The new guidance is effective for interim and annual periods beginning after December 15, 2017 and should be applied using a retrospective transition method. Adoption of this new guidance in first quarter 2018 is not expected to have a material impact on the Company's financial condition or results of operations.

   In June 2016, the FASB issued new guidance related to the accounting for credit losses on financial instruments. The new guidance introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The new guidance is effective for interim and annual periods beginning after December 15, 2019 with early adoption permitted for annual periods beginning after December 15, 2018. Management currently is evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In February 2016, the FASB issued revised guidance to lease accounting that will require lessees to recognize on the balance sheet a "right-of-use" asset and a lease liability for virtually all lease arrangements, including those embedded in other contracts. The new lease accounting model will continue to distinguish between capital and operating leases. The current straight-line pattern for the recognition of rent expense on an operating lease is expected to remain substantially unchanged by the new guidance but instead will be comprised of amortization of the right-of-use asset and interest cost on the related lease obligation, thereby resulting in an income statement presentation similar to a financing arrangement or capital lease. Lessor accounting will remain substantially unchanged from the current model but has been updated to align with certain changes made to the lessee model. The new guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018, with early adoption permitted. The transition provisions require application on a modified retrospective approach at the beginning of the earliest comparative period presented in the financial statements (that is, January 1, 2017). Extensive quantitative and qualitative disclosures, including significant judgments made by management, will be required to provide greater insight into the extent of revenue and expense recognized and expected to be recognized from existing lease contracts and arrangements. Management currently is evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In January 2016, the FASB issued new guidance related to the recognition and measurement of financial assets and financial liabilities. The new guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale ("AFS") debt securities. The new guidance will require equity investments in unconsolidated entities, except those accounted for under the equity method, to be measured at fair value through earnings, thereby eliminating the AFS classification for equity securities with readily determinable fair values for which changes in fair value currently are reported in AOCI. Adoption of this new guidance is required in interim and annual periods beginning after December 15, 2017 and is to be applied on a modified retrospective basis. At December 31, 2017, the Company's equity investments include approximately $157 million common stock securities designated as AFS for which a cumulative effect adjustment to opening retained earnings will be made at January 1, 2018 to reclassify from AOCI the related net unrealized investment gains/(losses), net of income tax. The Company's investment assets held in the form of equity interests in unconsolidated entities, such as limited partnerships and limited liability companies, including hedge funds, private equity funds, and real estate-related funds, generally are accounted for under the equity method and will not be impacted by this new guidance. The Company does not currently report any of its financial liabilities under the fair value option. Adoption of this new guidance in first quarter 2018 is not expected to have a material impact on the Company's financial condition or results of operations.

   In May 2014, the FASB issued new guidance that revises the recognition criteria for revenue arising from contracts with customers to provide goods or services, except when those revenue streams are from insurance contracts, leases, rights and obligations that are in the scope of certain financial instruments (i.e., derivative contracts) and guarantees other than product or service warranties. The new standard's core principle is that revenue should be recognized when "control" of promised goods or services is transferred to customers and in an amount that reflects the consideration to which it expects to be entitled in exchange. Applying the new revenue recognition criteria generally will require more judgments and estimates than under current guidance in order to identify contractual performance obligations to customers, assess the roles of intermediaries in fulfilling those obligations, determine the amount of variable consideration to include in the transaction price, and allocate the transaction price to distinct performance obligations in bundled contracts. The new guidance is effective for interim and annual periods beginning after December 15, 2017, with early adoption permitted. Transition to the new standard requires a retrospective approach but application is permitted either on a full or modified basis, the latter by recognition of a cumulative-effect adjustment to opening equity in the period of initial adoption. On January 1, 2018, the Company will adopt the new revenue recognition guidance on a modified retrospective basis and provide in its first quarter 2018 reporting the additional disclosures required by the new standard. Revenues within the scope of this standard and subject to the Company's analysis largely emerge from its investment in AllianceBernstein, as reported in the Company's Investment Management and Research segment, but also result from the Company's direct wholly-owned subsidiary, FMG as well as broker-dealer operations. Based on the assessments performed to-date, the Company does not expect any changes in the amounts or timing of revenue recognition, including base investment management and advisory fees, distribution revenues, shareholder servicing revenues, and broker-dealer revenues. However, performance-based fees, that currently are recognized at the end of the applicable measurement period when no risk of reversal remains, and carried-interest distributions received (considered performance-based fees), that currently are recorded as deferred revenues until no risk of reversal remains, in certain instances may be recognized earlier under the new standard if it is probable that significant reversal will not occur. As a result, the Company currently expects its initial adoption of the new revenue recognition standard at January 1, 2018 will result in a pre-tax cumulative effect adjustment to increase opening equity by approximately
   $35 million, representing carried-interest distributions previously received, net of revenue sharing payments to investment team members, with respect to which it is probable that significant reversal will not occur. The Company's future financial statements will include additional disclosures as required by the new revenue recognition guidance.

   Closed Block

   As a result of demutualization, the Company's Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and income of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of the Company's general account (the "General Account"), any of its separate accounts (the "Separate Accounts") or any affiliate of the Company without the approval of the New York State Department of Financial Services (the "NYDFS"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax income from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's income.

   If the actual cumulative income from the Closed Block are greater than the expected cumulative income, only the expected income will be recognized in net income. Actual cumulative income in excess of expected cumulative income at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block income in a subsequent period are less than the expected income for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative income of the Closed Block are less than the expected cumulative income, only actual income would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of deferred policy acquisition costs ("DAC"), are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in other comprehensive income ("OCI"). The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in income (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security at the date of acquisition. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Real estate held for the production of income is stated at depreciated cost less valuation allowances.

   Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

   Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

   Partnerships, investment companies and joint venture interests that the Company has control of and has an economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity method of accounting and are reported in other equity investments. The Company records its interests in certain of these partnerships on a month or one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with realized and unrealized gains (losses) reported in net investment income (loss) in the statements of Net income (loss).

   Corporate owned life insurance ("COLI") has been purchased by the Company and certain subsidiaries on the lives of certain key employees and the Company and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2017 and 2016, the carrying value of COLI was $911 million and $892 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets. The Company classifies as short-term securities purchased with a maturity of twelve months or less.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   Cash and securities segregated primarily includes U.S. Treasury Bills segregated by AB in a special reserve bank custody account for the exclusive benefit of its brokerage customers under Rule 15c3-3 of the Exchange Act.

   All securities owned, including U.S. government and agency securities, mortgage-backed securities, futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options and may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within "Other invested assets" or as liabilities within "Other liabilities." The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related Credit Support Annex ("CSA") have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company's freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in "Net derivative gains (losses)" without considering changes in the fair value of the economically associated assets or liabilities.

   The Company is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of income (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

   Securities Repurchase and Reverse Repurchase Agreements

   Securities repurchase and reverse repurchase transactions involve the temporary exchange of securities for cash or other collateral of equivalent value, with agreement to redeliver a like quantity of the same or similar securities at a future date prior to maturity at a fixed and determinable price. Transfers of securities under these agreements to repurchase or resell are evaluated by the Company to determine whether they satisfy the criteria for accounting treatment as secured borrowing or lending arrangements. Agreements not meeting the criteria would require recognition of the transferred securities as sales or purchases with related forward repurchase or resale commitments. All of the Company's securities repurchase transactions are accounted for as collateralized borrowings with the related obligations distinctly captioned in the consolidated balance sheets. Earnings from investing activities related to the cash received under the Company's securities repurchase arrangements are reported in the consolidated statements of income (loss) as "Net investment income" and the associated borrowing cost is reported as "Interest expense." The Company has not actively engaged in securities reverse repurchase transactions.

   Commercial and Agricultural Mortgage Loans on Real Estate:

   Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

      . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during the lenders annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans also are individually evaluated quarterly by the Company's IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problem mortgages but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans, a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan-specific portion of the loss allowance is based on the Company's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan has been restructured to where the collection of interest is considered likely. At December 31, 2017 and 2016, the carrying values of commercial mortgage loans that had been classified as nonaccrual mortgage loans were $19 million and $34 million, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring ("TDR"), the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the mortgage loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, amounts attributable to certain pension operations, Closed Block's policyholders dividend obligation, insurance liability loss recognition, DAC related to UL policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades.

   Recognition of Insurance Income and Related Expenses

   Deposits related to universal life ("UL") and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to income.

   AMORTIZATION POLICY. In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

   DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience and changes in the reserve of products that have indexed features such as SCS IUL and MSO, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC are amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in income (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future separate account performance. Management sets estimated future gross profit or assessment assumptions related to separate account performance using a long-term view of expected average market returns by applying a reversion to the mean ("RTM") approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Based upon management's current expectations of interest rates and future fund growth, the Company updated its RTM assumption from 9.0% to 7.0%. The average gross long-term return measurement start date was also updated to December 31, 2014. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At
   December 31, 2017, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.7% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.7% net of product weighted average Separate Account fees) and 0.0% (-2.3% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is five years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than five years in order to reach the average gross long-term return estimate, the application of the five year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than five years would result in a required deceleration of DAC amortization.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2017, the average rate of assumed investment yields, excluding policy loans, for the Company was 4.7% grading to 4.3% over 7 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in net income in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative income over expected cumulative income as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in net income (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies are subject to recoverability testing as part of the Company's premium deficiency testing. If a premium deficiency exists, DAC are reduced by the amount of the deficiency or to zero through a charge to current period net income (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in net income
   (loss) in the period such deficiency occurs.

   For some products, policyholders can elect to modify product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. These transactions are known as internal replacements. If such modification substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Policyholder Bonus Interest Credits

   Policyholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these policyholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets in the consolidated balance sheets and amortization is included in Interest credited to policyholders' account balances in the consolidated statements of income (loss).

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium, investment performance and interest credited, net of surrenders, withdrawals, benefits and charges.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated policyholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 5.0% to 6.3% (weighted average of 5.1%) for approximately 99.1% of life insurance liabilities and from 1.6% to 5.5% (weighted average of 4.2%) for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to income.

   Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York ("FHLBNY"), the Company has access to collateralized borrowings. The Company may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require the Company to pledge qualified mortgage-backed assets and/or government securities as collateral.

   For reinsurance contracts other than those accounted for as derivatives, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefits ("GMDB") and/or contain guaranteed minimum living benefit ("GMLB," and together with GMDB, the "GMxB features") which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit ("GMIB") base. The Company previously issued certain variable annuity products with and guaranteed income benefit ("GIB") features, guaranteed withdrawal benefit for life ("GWBL"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") features. The Company has also assumed reinsurance for products with GMxB features.

   Reserves for products that have GMIB features, but do not have no-lapse guarantee features, and products with GMDB features are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding separate account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a RTM approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   Products that have a GMIB feature with a no-lapse guarantee rider ("NLG"), GIB, GWBL, GMWB and GMAB features and the assumed products with GMIB features (collectively "GMxB derivative features") are considered either freestanding or embedded derivatives and discussed below under ("Embedded and Freestanding Insurance Derivatives").

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (I.E., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to income. Premium deficiency reserves have been recorded for the group single premium annuity business, certain interest-sensitive life contracts, structured settlements, individual disability income and major medical. Additionally, in certain instances the policyholder liability for a particular line of business may not be deficient in the aggregate to trigger loss recognition, but the pattern of income may be such that profits are expected to be recognized in earlier years followed by losses in later years. In these situations, accounting standards require that an additional profits followed by loss liability be recognized by an amount necessary to sufficiently offset the losses that would be recognized in later years. A profits followed by loss liability is included in "Future policy benefits" and is predominately associated with certain interest-sensitive life contracts.

   Embedded and Freestanding Insurance Derivatives

   Reserves for products considered either embedded or freestanding derivatives are measured at estimated fair value separately from the host variable annuity product, with changes in estimated fair value reported in Net derivative gains (losses). The estimated fair values of these derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees attributable to the guarantee. The projections of future benefits and future fees require capital markets and actuarial assumptions, including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk-free rates.

   Additionally the Company cedes and assumes reinsurance for products with GMxB features, which are considered an embedded when part of a reinsurance contract covers risks not treated as derivative or a freestanding derivative otherwise. The GMxB reinsurance contract asset and liabilities' fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios.

   Changes in the fair value of embedded and freestanding derivatives are reported on the consolidated statements of income (loss) in Net derivative gains (losses). Reserves for embedded derivatives liabilities and assumed reinsurance contracts are reported in Future policyholders' benefits and other policyholders' liabilities and the GMIB reinsurance contract asset, at fair value is reported in a stand-alone line in the consolidated balance sheets.

   Embedded and freestanding insurance derivatives fair values are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits is attributed to the embedded derivative. The percentage of fees included in the fair value measurement is locked-in at inception. Fees above those amounts represent "excess" fees and are reported in Policy charges and fee income.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Company. Separate Account assets are subject to General Account claims only to the extent Separate Account assets exceed separate accounts liabilities. Assets and liabilities of the Separate Account represent the net deposits and accumulated net investment income (loss) less fees, held primarily for the benefit of policyholders, and for which the Company does not bear the investment risk. Separate Account assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to policyholders of such Separate Account are offset within the same line in the consolidated statements of income
   (loss). For 2017, 2016 and 2015, investment results of such Separate Accounts were gains (losses) of $16,735 million, $8,222 million and $(1,148) million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Account assets and liabilities and are not reported in revenues or expenses. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Management and Service Fees and Related Expenses

   INVESTMENT MANAGEMENT AND RESEARCH

   Investment management and service fees principally include the Investment Management and Research segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") and Sanford
   C. Bernstein Limited ("SCBL") for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AB sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Since January 31, 2009, AB sponsored U.S. mutual funds have not offered back-end load shares to new investors. Likewise, as of December 31, 2016, AB sponsored Non-U.S. Funds are no longer offering back-end load shares, except in isolated instances.

   Management periodically reviews the deferred sales commission asset for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If these factors indicate impairment in value, a comparison is made of the carrying value to the undiscounted cash flows expected to be generated by the asset over its remaining life. If it is determined the deferred sales commission asset is not fully recoverable, the asset will be deemed impaired and a loss will be recorded in the amount by which the recorded amount of the asset exceeds its estimated fair value.

   RETIREMENT AND PROTECTION

   Investment management and service fees also includes fees earned by AXA Equitable Funds Management Group, LLC ("AXA Equitable FMG") from providing investment management and administrative services to AXA Premier VIP Trust ("VIP Trust"), EQ Advisors Trust ("EQAT") and 1290 Funds as well as two private investment trusts established in the Cayman Islands, AXA Allocation Funds Trusts and AXA Offshore Multimanager Funds Trust (collectively, the "Other AXA Trusts"). AXA Equitable FMG's administrative services include, among others, fund accounting and compliance services.

   AXA Equitable FMG has entered into sub-advisory agreements with affiliated and unaffiliated registered investment advisers to provide sub-advisory services to AXA Equitable FMG with respect to certain portfolios of EQAT and the Other AXA Trusts. It has also entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. to provide certain sub-administration services to AXA Equitable FMG as instructed by AXA Equitable FMG.

   AXA Equitable FMG's fees related to its services are calculated as a percentage of assets under management and are recorded in Investment management and service fees in the consolidated statements of income (loss) as the related services are performed. Sub-advisory and sub-administrative expenses associated with the services are calculated and recorded as the related services are performed in Other operating costs and expenses in the consolidated statements of income (loss).

   Goodwill and Other Intangible Assets

   Goodwill reported by the Company represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies and relates principally to the acquisition of SCB Inc., an investment research and management company formerly known as Sanford C. Bernstein Inc. ("Bernstein Acquisition") and purchases of units of the limited partnership interest in ABLP ("AB Units"). In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred. Effective January 1, 2017, the Company early-adopted new guidance that eliminated Step 2 testing from the goodwill impairment model and continued to limit the measurement of any goodwill impairment to the carrying value of the reporting unit's goodwill.

   The Company's intangible assets primarily relate to the Bernstein Acquisition and purchases of AB Units and reflect amounts assigned to acquired investment management contracts based on their estimated fair values at the time of acquisition, less accumulated amortization. These intangible assets generally are amortized on a straight-line basis over their estimated useful life, ranging from six to twenty years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, impairment tests are performed to measure the amount of the impairment loss, if any.

   Internal-use Software

   Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. Capitalized amounts are periodically tested for impairment in accordance with the guidance on impairment of long-lived assets. An immediate charge to earnings is recognized if capitalized software costs no longer are deemed to be recoverable. In addition, service potential is periodically reassessed to determine whether facts and circumstances have compressed the software's useful life such that acceleration of amortization over a shorter period than initially determined would be required.

   Income Taxes

   The Company and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. The Company provides for Federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

   Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

   As required under accounting for income taxes, the Company determined reasonable estimates for certain effects of the Tax Cuts and Jobs Act enacted on December 22, 2017 and recorded those estimates as provisional amounts in the 2017 consolidated financial statements. In accordance with SEC Staff Accounting Bulletin No. 118 ("SAB 118"), the Company may make additional adjustments during 2018 (the measurement period) to the income tax balance sheet and income statement accounts as the U.S. Department of the Treasury issues further guidance and interpretations.

   Accounting and Consolidation of VIEs

   For all new investment products and entities developed by the Company (other than Collateralized Debt Obligations ("CDOs")), the Company first determines whether the entity is a VIE, which involves determining an entity's variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, the Company then identifies the primary beneficiary of the VIE. If the Company is deemed to be the primary beneficiary of the VIE, then the Company consolidates the entity.

   The Company provides seed capital to its investment teams to develop new products and services for their clients. The Company's original seed investment typically represents all or a majority of the equity investment in the new product and is temporary in nature. The Company evaluates its seed investments on a quarterly basis to determine whether consolidation is required.

   Management of the Company reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that the Company is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   A VIE must be consolidated by its primary beneficiary, which generally is defined as the party that has a controlling financial interest in the VIE. The Company is deemed to have a controlling financial interest in a VIE if it has (i) the power to direct the activities of the VIE that most significantly affect the VIE's economic performance, and (ii) the obligation to absorb losses of the VIE or the right to receive income from the VIE that potentially could be significant to the VIE. For purposes of evaluating
   (ii) above, fees paid to the Company as a decision maker or service provider are excluded if the fees are compensation for services provided commensurate with the level of effort required to be performed and the arrangement includes only customary terms, conditions or amounts present in arrangements for similar services negotiated at arm's length.

   If the Company has a variable interest in an entity that is determined not to be a VIE, the entity then is evaluated for consolidation under the voting interest entity ("VOE") model. For limited partnerships and similar entities, the Company is deemed to have a controlling financial interest in a VOE, and would be required to consolidate the entity, if the Company owns a majority of the entity's kick-out rights through voting limited partnership interests and other limited partners do not hold substantive participating rights (or other rights that would indicate that the Company does not control the entity). For entities other than limited partnerships, the Company is deemed to have a controlling financial interest in a VOE if it owns a majority voting interest in the entity.

   The analysis performed to identify variable interests held, determine whether entities are VIEs or VOEs, and evaluate whether the Company has a controlling financial interest in such entities requires the exercise of judgment and is updated on a continuous basis as circumstances change or new entities are developed. The primary beneficiary evaluation generally is performed qualitatively based on all facts and circumstances, including consideration of economic interests in the VIE held directly and indirectly through related parties and entities under common control, as well as quantitatively, as appropriate.

   At December 31, 2017, the Company held approximately $1,123 million of investment assets in the form of equity interests issued by non-corporate legal entities determined under the new guidance to be VIEs, such as limited partnerships and limited liability companies, including hedge funds, private equity funds, and real estate-related funds. As an equity investor, the Company is considered to have a variable interest in each of these VIEs as a result of its participation in the risks and/or rewards these funds were designed to create by their defined portfolio objectives and strategies. Primarily through qualitative assessment, including consideration of related party interests or other financial arrangements, if any, the Company was not identified as primary beneficiary of any of these VIEs, largely due to its inability to direct the activities that most significantly impact their economic performance. Consequently, the Company continues to reflect these equity interests in the consolidated balance sheet as Other equity investments and to apply the equity method of accounting for these positions. The net assets of these nonconsolidated VIEs are approximately $160,178 million. The Company's maximum exposure to loss from its direct involvement with these VIEs is the carrying value of its investment of $1,123 million and approximately $693 million of unfunded commitments at December 31, 2017. The Company has no further economic interest in these VIEs in the form of guarantees, derivatives, credit enhancements or similar instruments and obligations.

   At December 31, 2017, the Company consolidated three real estate joint ventures for which it was identified as primary beneficiary under the VIE model. Two of the joint ventures are owned 95% by the Company and 5% by the venture partner. The third consolidated entity is jointly owned by AXA Equitable and AXA France and holds an investment in a real estate venture. Included in the Company's consolidated balance sheets at December 31, 2017 and 2016, respectively, are total assets of $393 million and $36 million related to these VIEs, primarily resulting from the consolidated presentation of $372 million and $36 million of real estate held for production of income. Also resulting from the Company's consolidated presentation of these VIEs are total liabilities of $229 million and $11 million at December 31, 2017 and 2016, respectively, including long term debt in the amount of $203 million and $0 million. In addition, real estate held for production of income reflects $18 million and $20 million as related to two non-consolidated joint ventures at December 31, 2017 and 2016, respectively.

   Included in the Company's consolidated balance sheet at December 31, 2017 are assets of $1,550 million, liabilities of $696 million and redeemable non-controlling interest of $596 million associated with the consolidation of AB-sponsored investment funds under the VIE model. Also included in the Company's consolidated balance sheets are assets of $58 million, liabilities of $2 million and redeemable non-controlling interest of $0 million from consolidation of AB-sponsored investment funds under the VOE model. The assets of these consolidated funds are presented within Other invested assets and cash and cash equivalents, and liabilities of these consolidated funds are presented with other liabilities on the face of the Company's consolidated balance sheet at December 31, 2017; ownership interests not held by the Company relating to consolidated VIEs and VOEs are presented either as redeemable or non-redeemable noncontrolling interest, as appropriate. The Company is not required to provide financial support to these company-sponsored investment funds, and only the assets of such funds are available to settle each fund's own liabilities.

   As of December 31, 2017, the net assets of investment products sponsored by AB that are nonconsolidated VIEs are approximately $53,600 million and the Company's maximum exposure to loss from its direct involvement with these VIEs is its investment of $7.9 million at December 31, 2017. The Company has no further commitments to or economic interest in these VIEs.

   Assumption Updates and Model Changes

   In 2017, the Company made several assumption updates and model changes, including the following: (1) updated the expectation of long-term Separate Accounts volatility used in estimating policyholders' benefits for variable annuities with GMDB and GMIB guarantees and variable universal life contracts with secondary guarantees; (2) updated the estimated duration used to calculate policyholders' benefits for variable annuities with GMDB and GMIB guarantees and the period over which DAC is amortized; (3) updated policyholder behavior assumptions based on emerging experience, including expectations of long-term lapse and partial withdrawal rates for variable annuities with GMxB features; (4) updated premium funding assumptions for certain universal life and variable universal life products with secondary guarantees; (5) completed its periodic review and updated its long term mortality assumption for universal, variable universal and traditional life products; (6) updated the assumption for long term General Account spread and yield assumptions in the DAC amortization and loss recognition testing calculations for universal life, variable universal life and deferred annuity business lines; (7) updated our maintenance expense assumption for universal life and variable universal life products; and (8) implemented other actuarial assumption updates and model changes, resulting in the full release of the reserve. The net impact of assumption changes in 2017 increased policyholders' benefits by $23 million, increased the amortization of DAC by $247 million, decreased policy charges and fee income by $88 million, increased the fair value of our GMIB reinsurance asset by $1.5 billion and decreased the fair value of the GMIB NLG liability by $447 million. This resulted in an increase in Income (loss) from operations, before income taxes of $1.7 billion and increased Net income by approximately $1.1 billion.

   In 2016, the Company made several assumption updates and model changes including the following (1) updated the premium funding assumption used in setting variable life policyholder benefit reserves; (2) made changes in the model used in calculating premium loads, which increased interest sensitive life policyholder benefit reserves; (3) updated its mortality assumption for certain variable interest-sensitive life ("VISL") as a result of favorable mortality experience for some of its older products and unfavorable mortality experience on some of its newer products and (4) updated the General Account spread and yield assumptions for certain VISL products to reflect lower expected investment yields. The net impact of assumption updates and model changes in 2016 decreased Policyholders' benefits by $135 million, increased the amortization of DAC by $193 million, increased policy charges and fee income by $35 million, decreased Income (loss) from operations, before income taxes by $23 million and decreased Net income by approximately $15 million.

   In 2015 the Company announced it would raise cost of insurance ("COI") rates for certain UL policies issued between 2004 and 2007, which have both issue ages 70 and above and a current face value amount of $1 million and above, effective in 2016. The Company raised the COI rates for these policies as management expects future mortality and investment experience to be less favorable than what was anticipated when the original schedule of COI rates was established. This COI rate increase was larger than the increase previously anticipated in management's reserve assumptions. As a result, management updated the assumption to reflect the actual COI rate increase, resulting in a $71 million and $46 million increase in Income (loss) from operations, before income taxes and Net income, respectively, in 2015.

   In 2015, expectations of long-term lapse and partial withdrawal rates for variable annuities with GMDB and GMIB guarantees were lowered based on emerging experience. This update increased expected future claim costs and the fair value of the GMIB reinsurance contract asset. Also in 2015, expectations of GMIB election rates were lowered for certain ages based on emerging experience. This decreased the expected future GMIB claim cost and the fair value of the GMIB reinsurance contract asset, while increasing the expected future GMDB claim cost. The impact of these assumption updates in 2015 were a net decrease in the fair value of the GMIB reinsurance contract asset of $746 million, and increase in the fair value of the GMIBNLG liability of $786 million, a decrease in the GMDB/GMIB reserves of $864 million and a decrease in the amortization of DAC of $32 million. In 2015, this assumption update decreased Income (loss) from operations, before income taxes and Net income by approximately $636 million and $413 million, respectively.

   In 2015, based upon management's then current expectations of interest rates and future fund growth, the Company updated its reversion to the mean ("RTM") assumption used to calculate GMDB/GMIB and VISL reserves and amortization DAC from 9.0% to 7.0%. The impact of this assumption update in 2015 was an increase in GMIB/GMDB reserves of $570 million, an increase in VISL reserves of $29 million and decrease in amortization of DAC of $73 million. In 2015, this assumption update decreased Income (loss) from operations, before income taxes and Net income by approximately $527 million and $342 million, respectively.

   In 2015, expectations of long-term lapse rates for certain Accumulator(R) products at certain durations and moneyness levels were lowered based on emerging experience. This update increased expected future claim costs and the fair value of the GMIB reinsurance contract asset. The impact of this assumption update in 2015 was an increase in the fair value of the GMIB reinsurance contract asset of $216 million, an increase in the fair value of the GMIBNLG liability of $101 million, an increase in the GMIB reserves of $53 million and a decrease in the amortization of DAC of $12 million. In 2015, this assumption update increased Income (loss) from operations, before income taxes and Net income by approximately $74 million and $48 million, respectively.

   In 2015, the Company launched a lump sum payment option to certain contract holders with GMIB and GWBL benefits at the time their AAV falls to zero. As a result, the Company updated its future reserve assumptions to incorporate the expectation that some policyholders will utilize this option. The impact of this assumption update in 2015 resulted in a decrease in the fair value of the GMIB reinsurance contract asset of $263 million, a decrease in the fair value of the GMIBNLG liability of $320 million and a decrease in the GMIB reserves of $47 million. In 2015, this assumption update increased Income (loss) from operations, before income taxes and Net income by approximately $103 million and $67 million, respectively.

   Restatement and Revision of Prior Period Financial Statements

   Management identified errors in its previously issued financial statements related primarily to the calculation of policyholders' benefit reserves and the calculation of DAC amortization for certain variable and interest sensitive life products. Based on quantitative and qualitative factors, management determined that the impact of the errors was material to the consolidated financial statements and financial statement schedules as of and for the year ended December 31, 2016, which therefore are restated herein and discussed below. The impact of these errors to the consolidated financial statements for the year ended December 31, 2015 was not considered to be material either individually or in the aggregate. In order to improve the consistency and comparability of the financial statements, management voluntarily revised the consolidated statements of income (loss), statements of comprehensive income (loss), statements of equity and statements of cash flows for the year ended December 31, 2015 to include the revisions discussed herein.

                                                            DECEMBER 31, 2016
                                              ----------------------------------------------
                                               AS PREVIOUSLY      IMPACT OF
                                                 REPORTED      ADJUSTMENTS/(1)/ AS RESTATED
                                              ---------------- ---------------  ------------
                                                              (IN MILLIONS)
ASSETS:
  Deferred policy acquisition costs.......... $          4,852 $           206  $      5,058
  Guaranteed minimum income benefit
   reinsurance asset, at fair value..........           10,316              (2)       10,314
                                                               ---------------
   Total assets..............................          204,352             204       204,556
                                                               ---------------
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................           28,939             (38)       28,901
  Current and deferred taxes.................            2,751              83         2,834
                                                               ---------------
   Total liabilities.........................          189,504              45       189,549
                                                               ---------------

                                                          DECEMBER 31, 2016
                                              ------------------------------------------
                                              AS PREVIOUSLY     IMPACT OF
                                                REPORTED     ADJUSTMENTS/(1)/ AS RESTATED
                                              -------------- ---------------  -----------
                                                            (IN MILLIONS)
EQUITY:
  Retained earnings.......................... $        6,005 $           145  $     6,150
  Accumulated other comprehensive income
   (loss)....................................              3              14           17
                                                             ---------------
  Total equity attributable to AXA Equitable.         11,349             159       11,508
                                                             ---------------
  Total equity...............................         14,445             159       14,604
                                                             ---------------
Total liabilities, redeemable controlling
  interest and equity........................ $      204,352 $           204  $   204,556
                                                             ===============

  /(1)/In the Form 8-K filed on December 21, 2017, the Company reported in
       Exhibit 99.1 to reflect a change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Form 8-K, the Company identified certain additional errors that were material to the previously disclosed financial information that impact the pre-change in accounting principle financial information that is being restated, and thus these figures differ from what was reported in the Form 8-K.

                                                    AS PREVIOUSLY         IMPACT OF         AS        AS
                                                      REPORTED        ADJUSTMENTS /(1)/  RESTATED   REVISED
                                                --------------------  ----------------  ---------  ---------
                                                     YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                    DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                --------------------  ----------------  --------------------
                                                   2016       2015      2016     2015      2016      2015
                                                ---------  ---------  -------  -------  ---------  ---------
                                                                        (IN MILLIONS)
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Premiums....................................       854        828       26       24        880        852
   Net derivative gains (losses)...............    (1,163)    (1,075)     (48)     (86)    (1,211)    (1,161)
                                                                      -------  -------
       Total revenues..........................     9,160      9,023      (22)     (62)     9,138      8,961
                                                                      -------  -------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits.....................     2,745      2,457       26       17      2,771      2,474
   Interest credited to policyholder's
     account balances..........................     1,079        973      (50)     (86)     1,029        887
   Amortization of deferred policy
     acquisition costs, net....................       287       (254)    (235)      11         52       (243)
                                                                      -------  -------
       Total benefits and other deductions.....     8,775      7,981     (259)     (58)     8,516      7,923
                                                                      -------  -------
  Income (loss) from operations, before
   income taxes................................       385      1,042      237       (4)       622      1,038
  Income tax (expense) benefit.................       168         23      (84)      (1)        84         22
                                                                      -------  -------
  Net income (loss)............................       553      1,065      153       (5)       706      1,060
                                                                      -------  -------
  Net income (loss) attributable to AXA
   Equitable................................... $      57  $     667  $   153  $    (5) $     210  $     662
                                                                      =======  =======
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
Net income (loss).............................. $     553  $   1,065  $   153  $    (5) $     706  $   1,060
Change in unrealized gains (losses), net of
  reclassification adjustment..................      (208)      (828)      14       (4)      (194)      (832)
                                                                      -------  -------
  Total other comprehensive income (loss),
   net of income taxes.........................      (229)      (857)      14       (4)      (215)      (861)
                                                                      -------  -------
Comprehensive income (loss)....................       324        208      167       (9)       491        199
                                                                      -------  -------
  Comprehensive income (loss) attributable
   to AXA Equitable............................ $    (155) $    (175) $   167  $    (9) $      12  $    (184)
                                                                      =======  =======

  /(1)/In the Form 8-K filed on December 21, 2017, the Company reported in
       Exhibit 99.1 to reflect a change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Form 8-K, the Company identified certain additional errors that were material to the previously disclosed financial information for the year ended
       December 31, 2016 that impact the pre-change in accounting principle financial information that is being restated and identified certain additional errors that were not material to the previously disclosed financial information for the year ended December 31, 2015, and thus these figures differ from what was reported in the Form 8-K.

                                                     AS PREVIOUSLY                                     AS         AS
                                                       REPORTED         IMPACT OF ADJUSTMENTS/(1)/  RESTATED    REVISED
                                                ----------------------  -------------------------  ---------   ---------
                                                YEAR ENDED DECEMBER 31,  YEAR ENDED DECEMBER 31,   YEAR ENDED DECEMBER 31,
                                                ----------------------- -------------------------  -----------------------
                                                    2016        2015        2016          2015        2016       2015
                                                -----------  ---------  ------------  -----------  ---------   ---------
                                                                             (IN MILLIONS)
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year......... $     6,998  $   7,243  $         (8) $        (3) $   6,990   $   7,240
  Net income (loss) attributable to AXA
   Equitable...................................          57        667           153           (5)       210         662
                                                                        ------------  -----------
  Retained earnings, end of period.............       6,005      6,998           145           (8)     6,150       6,990
                                                                        ------------  -----------
  Accumulated other comprehensive income
   (loss), beginning of year...................         215        285            --            4        215         289
  Other comprehensive income (loss)............        (212)      (842)           14           (4)      (198)       (846)
                                                                        ------------  -----------
  Accumulated other comprehensive income
   (loss), end of year.........................           3        215            14           --         17         215
                                                                        ------------  -----------
   Total AXA Equitable's equity, end of
     period....................................      11,349     12,536           159           (8)    11,508      12,528
                                                                        ------------  -----------
     TOTAL EQUITY, END OF PERIOD............... $    14,445  $  15,595  $        159  $        (8) $  14,604   $  15,587
                                                                        ============  ===========
STATEMENTS OF CASH FLOWS:
  CASH FLOW FROM OPERATING ACTIVITIES:
   Net income (loss)........................... $       553  $   1,065  $        153  $        (5) $     706   $   1,060
   Interest credited to policyholders'
     account balances..........................       1,079        973           (50)         (86)     1,029         887
   Net derivative (gains) loss.................       1,163      1,075            48           86      1,211       1,161
   Changes in:
   Deferred policy acquisition costs...........         287       (254)         (235)          11         52        (243)
   Current and deferred income taxes...........        (826)        49            84            1       (742)         50
   Other.......................................        (161)       (92)           --           (7)      (161)        (99)
                                                                        ------------  -----------
Net cash provided by (used in) operating
  activities................................... $      (461) $    (324) $         --  $        --  $    (461)  $    (324)
                                                                        ============  ===========

  /(1)/In the Form 8-K filed on December 21, 2017, the Company reported in
       Exhibit 99.1 to reflect a change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Form 8-K, the Company identified certain additional errors that were material to the previously disclosed financial information as of and for the year ended December 31, 2016 that impact the pre-change in accounting principle financial information that is being restated and identified certain additional errors that were not material to the previously disclosed financial information as of and for the year ended December 31, 2015, and thus these figures differ from what was reported in the Form 8-K.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                            GROSS        GROSS
                                               AMORTIZED  UNREALIZED  UNREALIZED                 OTTI
                                                 COST       GAINS       LOSSES     FAIR VALUE IN AOCI/(3)/
                                              ----------- ---------- ------------- ---------- -----------
                                                                     (IN MILLIONS)
DECEMBER 31, 2017
-----------------
Fixed Maturity Securities:
  Public corporate........................... $    13,645  $     725 $          25 $   14,345  $       --
  Private corporate..........................       6,951        217            31      7,137          --
  U.S. Treasury, government and agency.......      12,644        676           185     13,135          --
  States and political subdivisions..........         414         67            --        481          --
  Foreign governments........................         387         27             5        409          --
  Commercial mortgage-backed.................          --         --            --         --          --
   Residential mortgage-backed/(1)/..........         236         15            --        251          --
   Asset-backed/(2)/.........................          93          3            --         96           2
  Redeemable preferred stock.................         461         44             1        504          --
                                              -----------  --------- ------------- ----------  ----------
     Total Fixed Maturities..................      34,831      1,774           247     36,358           2
Equity securities............................         157         --            --        157          --
                                              -----------  --------- ------------- ----------  ----------
Total at December 31, 2017................... $    34,988  $   1,774 $         247 $   36,515  $        2
                                              ===========  ========= ============= ==========  ==========

December 31, 2016:
------------------
Fixed Maturity Securities:
  Public corporate........................... $    12,418  $     675 $          81 $   13,012  $       --
  Private corporate..........................       6,880        215            55      7,040          --
  U.S. Treasury, government and agency.......      10,739        221           624     10,336          --
  States and political subdivisions..........         432         63             2        493          --
  Foreign governments........................         375         29            14        390          --
  Commercial mortgage-backed.................         415         28            72        371           7
   Residential mortgage-backed/(1)/..........         294         20            --        314          --
   Asset-backed/(2)/.........................          51         10             1         60           3
  Redeemable preferred stock.................         519         45            10        554          --
                                              -----------  --------- ------------- ----------  ----------
     Total Fixed Maturities..................      32,123      1,306           859     32,570          10
Equity securities............................         113         --            --        113          --
                                              -----------  --------- ------------- ----------  ----------
Total at December 31, 2016................... $    32,236  $   1,306 $         859 $   32,683  $       10
                                              ===========  ========= ============= ==========  ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
  /(3)/Amounts represent OTTI losses in AOCI, which were not included in income
       (loss) in accordance with current accounting guidance.

   The contractual maturities of AFS fixed maturities at December 31, 2017 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2017

                                               AMORTIZED
                                                 COST      FAIR VALUE
                                              ------------ ----------
                                                   (in millions)
Due in one year or less...................... $      1,339 $    1,352
Due in years two through five................        7,773      8,035
Due in years six through ten.................        9,889     10,136
Due after ten years..........................       15,040     15,984
                                              ------------ ----------
   Subtotal..................................       34,041     35,507
Commercial mortgage-backed securities........           --         --
Residential mortgage-backed securities.......          236        251
Asset-backed securities......................           93         96
Redeemable preferred stocks..................          461        504
                                              ------------ ----------
Total........................................ $     34,831 $   36,358
                                              ============ ==========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2017, 2016 and 2015:

                                                      DECEMBER 31,
                                              ----------------------------
                                                 2017       2016     2015
                                              ----------  --------  ------
                                                      (IN MILLIONS)
Proceeds from sales.......................... $    7,232  $  4,324  $  979
                                              ==========  ========  ======
Gross gains on sales......................... $       98  $    111  $   33
                                              ==========  ========  ======
Gross losses on sales........................ $     (211) $    (58) $   (8)
                                              ==========  ========  ======
Total OTTI................................... $      (13) $    (65) $  (41)
Non-credit losses recognized in OCI..........         --        --      --
                                              ----------  --------  ------
Credit losses recognized in net income (loss) $      (13) $    (65) $  (41)
                                              ==========  ========  ======

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts:

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                               2017   2016
                                              -----  -----
                                              (IN MILLIONS)
Balances at January 1,....................... $(190) $(198)
Previously recognized impairments on
  securities that matured, paid, prepaid or
  sold.......................................   193     73
Recognized impairments on securities
  impaired to fair value this period/(1)/....    --    (17)
Impairments recognized this period on
  securities not previously impaired.........   (13)   (46)
Additional impairments this period on
  securities previously impaired.............    --     (2)
Increases due to passage of time on
  previously recorded credit losses..........    --     --
Accretion of previously recognized
  impairments due to increases in expected
  cash flows.................................    --     --
                                              -----  -----
Balances at December 31,..................... $ (10) $(190)
                                              =====  =====

  /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                 DECEMBER 31,
                                               ----------------
                                                 2017    2016
                                               -------- -------
                                                (IN MILLIONS)
AFS Securities:
  Fixed maturities:
   With OTTI loss............................. $      1 $    19
   All other..................................    1,526     428
  Equity securities...........................       --      --
                                               -------- -------
Net Unrealized Gains (Losses)................. $  1,527 $   447
                                               ======== =======

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net income (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                   AOCI GAIN
                                                                                                     (LOSS)
                                              NET UNREALIZED                         DEFERRED      RELATED TO
                                                   GAIN                               INCOME     NET UNREALIZED
                                               (LOSSES) ON           POLICYHOLDERS   TAX ASSET     INVESTMENT
                                               INVESTMENTS     DAC    LIABILITIES   (LIABILITY)  GAINS (LOSSES)
                                              --------------  -----  -------------  -----------  --------------
                                                                        (IN MILLIONS)
BALANCE, JANUARY 1, 2017                      $           19  $  (1)  $        (10)   $      (3)  $           5
Net investment gains (losses) arising during
  the period.................................            (18)    --             --           --             (18)
Reclassification adjustment for OTTI losses:
   Included in Net income (loss).............             --     --             --           --              --
   Excluded from Net income (loss)/(1)/......             --     --             --           --              --
Impact of net unrealized investment gains
  (losses) on:...............................
   DAC.......................................             --      2             --           --               2
   Deferred income taxes.....................             --     --             --           (2)             (2)
   Policyholders liabilities.................             --     --              9           --               9
                                              --------------  -----   ------------    ---------   -------------
BALANCE, DECEMBER 31, 2017................... $            1  $   1   $         (1)   $      (5)  $          (4)
                                              ==============  =====   ============    =========   =============

BALANCE, JANUARY 1, 2016..................... $           16  $  --   $         (4)   $      (5)  $           7
Net investment gains (losses) arising during
  the period.................................             (6)    --             --           --              (6)
Reclassification adjustment for OTTI losses:
   Included in Net income (loss).............              9     --             --           --               9
   Excluded from Net income (loss)/(1)/......             --     --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --     (1)            --           --              (1)
   Deferred income taxes.....................             --     --             --            2               2
   Policyholders liabilities.................             --     --             (6)          --              (6)
                                              --------------  -----   ------------    ---------   -------------
BALANCE, DECEMBER 31, 2016................... $           19  $  (1)  $        (10)   $      (3)  $           5
                                              ==============  =====   ============    =========   =============

  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in income (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                   NET                                           AOCI GAIN (LOSS)
                                               UNREALIZED                            DEFERRED       RELATED TO
                                                  GAINS                               INCOME      NET UNREALIZED
                                               (LOSSES) ON           POLICYHOLDERS   TAX ASSET      INVESTMENT
                                               INVESTMENTS     DAC    LIABILITIES   (LIABILITY)   GAINS (LOSSES)
                                              -------------  ------  -------------  -----------  ----------------
                                                                         (IN MILLIONS)
BALANCE, JANUARY 1, 2017..................... $         428  $  (70)  $       (188)  $      (60)  $           110
Net investment gains (losses) arising during
  the period.................................         1,085      --             --           --             1,085
Reclassification adjustment for OTTI losses:
Included in Net income (loss)................            13      --             --           --                13
Excluded from Net income (loss)/(1)/.........            --      --             --           --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --    (245)            --           --              (245)
   Deferred income taxes.....................            --      --             --         (240)             (240)
   Policyholders liabilities.................            --      --            (44)          --               (44)
                                              -------------  ------   ------------   ----------   ---------------
BALANCE, DECEMBER 31, 2017................... $       1,526  $ (315)  $       (232)  $     (300)  $           679
                                              =============  ======   ============   ==========   ===============

BALANCE, JANUARY 1, 2016..................... $         674  $  (93)  $       (221)  $     (126)  $           234
Net investment gains (losses) arising during
  the period.................................          (240)     --             --           --              (240)
Reclassification adjustment for OTTI losses:
   Included in Net income (loss).............            (6)     --             --           --                (6)
   Excluded from Net income (loss)/(1)/......            --      --             --           --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --      23             --           --                23
   Deferred income taxes.....................            --      --             --           66                66
   Policyholders liabilities.................            --      --             33           --                33
                                              -------------  ------   ------------   ----------   ---------------
BALANCE, DECEMBER 31, 2016................... $         428  $  (70)  $       (188)  $      (60)  $           110
                                              =============  ======   ============   ==========   ===============

  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in income (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 620 issues at December 31, 2017 and the 794 issues at December 31, 2016 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                               LESS THAN 12 MONTHS   12 MONTHS OR LONGER          TOTAL
                                              --------------------- --------------------- ---------------------
                                                           GROSS                 GROSS                 GROSS
                                                         UNREALIZED            UNREALIZED            UNREALIZED
                                              FAIR VALUE   LOSSES   FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                              ---------- ---------- ---------- ---------- ---------- ----------
                                                                        (IN MILLIONS)
DECEMBER 31, 2017:
------------------
Fixed Maturity Securities:
  Public corporate...........................  $   1,384  $       9 $      548 $       16 $    1,932  $      25
  Private corporate..........................        718          8        615         23      1,333         31
  U.S. Treasury, government and agency.......      2,150          6      3,005        179      5,155        185
  States and political subdivisions..........         20         --         --         --         20         --
  Foreign governments........................         11         --         73          5         84          5
  Commercial mortgage- backed................         --         --         --         --         --         --
  Residential mortgage- backed...............         18         --         --         --         18         --
  Asset-backed...............................          7         --          2         --          9         --
  Redeemable preferred stock.................          7         --         12          1         19          1
                                               ---------  --------- ---------- ---------- ----------  ---------

Total........................................  $   4,315  $      23 $    4,255 $      224 $    8,570  $     247
                                               =========  ========= ========== ========== ==========  =========
December 31, 2016:
------------------
Fixed Maturity Securities:
  Public corporate...........................  $   2,455  $      75 $      113 $        6 $    2,568  $      81
  Private corporate..........................      1,483         38        277         17      1,760         55
  U.S. Treasury, government and agency.......      5,356        624         --         --      5,356        624
  States and political subdivisions..........         --         --         18          2         18          2
  Foreign governments........................         73          3         49         11        122         14
  Commercial mortgage- backed................         66          5        171         67        237         72
  Residential mortgage- backed...............         47         --          4         --         51         --
  Asset-backed...............................          4         --          8          1         12          1
  Redeemable preferred stock.................        218          9         12          1        230         10
                                               ---------  --------- ---------- ---------- ----------  ---------

Total........................................  $   9,702  $     754 $      652 $      105 $   10,354  $     859
                                               =========  ========= ========== ========== ==========  =========

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of the Company, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.8% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2017 and 2016 were $182 million and $169 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2017 and 2016, respectively, approximately $1,309 million and $1,574 million, or 3.8% and 4.9%, of the $34,831 million and $32,123 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $5 million and $28 million at December 31, 2017 and 2016, respectively. At December 31, 2017 and 2016, respectively, the $224 million and $105 million of gross unrealized losses of twelve months or more were concentrated in U.S. Treasury, corporate and commercial mortgage-backed securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to income for OTTI for these securities was not warranted at either December 31, 2017 or 2016. As of December 31, 2017, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business.

   At December 31, 2017, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $3 million.

   At December 31, 2017 and 2016, respectively, the fair value of the Company's trading account securities was $12,628 million and $9,134 million. Also at December 31, 2017 and 2016, respectively, Trading account securities included the General Account's investment in Separate Accounts which had carrying values of $49 million and $63 million.

   MORTGAGE LOANS

   The payment terms of mortgage loans may from time to time be restructured or modified.

   Troubled Debt Restructuring

   The investment in troubled debt restructured mortgage loans, based on amortized cost, amounted to $0 million and $15 million at December 31, 2017 and 2016, respectively. Gross interest income on these loans included in net investment income (loss) totaled $0 million, $0 million and $1 million in 2017, 2016 and 2015, respectively.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2017, 2016 and 2015 are as follows:

                                              COMMERCIAL MORTGAGE LOANS
                                              -----------------------
                                              2017      2016      2015
                                              -----  ----------  -----
                                                   (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,................ $   8  $        6  $  37
   Charge-offs...............................    --          --    (32)
   Recoveries................................    --          (2)    (1)
   Provision.................................    --           4      2
                                              -----  ----------  -----
Ending Balance, December 31,................. $   8  $        8  $   6
                                              =====  ==========  =====
   Individually Evaluated for Impairment..... $   8  $        8  $   6
                                              =====  ==========  =====

   There were no allowances for credit losses for agricultural mortgage loans in 2017, 2016 and 2015.

   The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2017 and 2016, respectively. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2017

                                                       DEBT SERVICE COVERAGE RATIO/(1)/
                                              --------------------------------------------------
                                                                                          LESS    TOTAL
                                               GREATER  1.8X TO 1.5X TO 1.2X TO 1.0X TO   THAN   MORTGAGE
                                              THAN 2.0X  2.0X    1.8X    1.5X    1.2X     1.0X    LOANS
LOAN-TO-VALUE RATIO:/(2)/                     --------- ------- ------- ------- ------- -------- ---------
                                                                     (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/(1)/
0% - 50%.....................................  $    742  $   -- $   320 $    74  $   -- $     -- $   1,136
50% - 70%....................................     4,088     682   1,066     428     145       --     6,409
70% - 90%....................................       169     110     196     272      50       --       797
90% plus.....................................        --      --      27      --      --       --        27
                                               --------  ------ ------- -------  ------ -------- ---------

Total Commercial Mortgage Loans..............  $  4,999  $  792 $ 1,609 $   774  $  195 $     -- $   8,369
                                               ========  ====== ======= =======  ====== ======== =========
AGRICULTURAL MORTGAGE LOANS/(1)/
0% - 50%.....................................  $    272  $  149 $   275 $   515  $  316 $     30 $   1,557
50% - 70%....................................       111      46     227     359     221       49     1,013
70% - 90%....................................        --      --      --       4      --       --         4
90% plus.....................................        --      --      --      --      --       --        --
                                               --------  ------ ------- -------  ------ -------- ---------

Total Agricultural Mortgage Loans............  $    383  $  195 $   502 $   878  $  537 $     79 $   2,574
                                               ========  ====== ======= =======  ====== ======== =========
TOTAL MORTGAGE LOANS/(1)/
0% - 50%.....................................  $  1,014  $  149 $   595 $   589  $  316 $     30 $   2,693
50% - 70%....................................     4,199     728   1,293     787     366       49     7,422
70% - 90%....................................       169     110     196     276      50       --       801
90% plus.....................................        --      --      27      --      --       --        27
                                               --------  ------ ------- -------  ------ -------- ---------

Total Mortgage Loans.........................  $  5,382  $  987 $ 2,111 $ 1,652  $  732 $     79 $  10,943
                                               ========  ====== ======= =======  ====== ======== =========

  /(1)/The debt service coverage ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.
   /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

       Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
                               December 31, 2016

                                                      Debt Service Coverage Ratio/(1)/
                                              ------------------------------------------------
                                                                                         Less   Total
                                               Greater  1.8x to 1.5x to 1.2x to  1.0x to than  Mortgage
                                              than 2.0x  2.0x    1.8x    1.5x     1.2x   1.0x   Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- ------- -------- ------- ----- --------
                                                                    (in millions)
Commercial Mortgage Loans/(1)/
0% - 50%.....................................  $    738  $   95  $   59 $     56  $   -- $  -- $    948
50% - 70%....................................     3,217     430     673    1,100      76    --    5,496
70% - 90%....................................       282      65     229      127      28    46      777
90% plus.....................................        --      --      28       15      --    --       43
                                               --------  ------  ------ --------  ------ ----- --------

Total Commercial Mortgage Loans..............  $  4,237  $  590  $  989 $  1,298  $  104 $  46 $  7,264
                                               ========  ======  ====== ========  ====== ===== ========

                                                       Debt Service Coverage Ratio/(1)/
                                              --------------------------------------------------
                                                                                           Less   Total
                                               Greater  1.8x to 1.5x to  1.2x to  1.0x to  than  Mortgage
                                              than 2.0x  2.0x    1.8x     1.5x     1.2x    1.0x   Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- -------- -------- ------- ------ --------
                                                                     (in millions)
Agricultural Mortgage Loans/(1)/
0% - 50%.....................................  $    254  $  138 $    296 $    468  $  286 $   49 $  1,491
50% - 70%....................................       141      57      209      333     219     45    1,004
70% - 90%....................................        --      --        2        4      --     --        6
90% plus.....................................        --      --       --       --      --     --       --
                                               --------  ------ -------- --------  ------ ------ --------

Total Agricultural Mortgage Loans............  $    395  $  195 $    507 $    805  $  505 $   94 $  2,501
                                               ========  ====== ======== ========  ====== ====== ========

Total Mortgage Loans/(1)/
0% - 50%.....................................  $    992  $  233 $    355 $    524  $  286 $   49 $  2,439
50% - 70%....................................     3,358     487      882    1,433     295     45    6,500
70% - 90%....................................       282      65      231      131      28     46      783
90% plus.....................................        --      --       28       15      --     --       43
                                               --------  ------ -------- --------  ------ ------ --------

Total Mortgage Loans.........................  $  4,632  $  785 $  1,496 $  2,103  $  609 $  140 $  9,765
                                               ========  ====== ======== ========  ====== ====== ========

  /(1)/The debt service coverage ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2017 and 2016, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOAN

                                                                                                    RECORDED
                                                                                                   INVESTMENT
                                                                                  TOTAL     90 DAYS OR (GREATER THAN)
                               30-59 60-89      90 DAYS                         FINANCING              AND
                               DAYS  DAYS  OR (GREATER THAN) TOTAL   CURRENT   RECEIVABLES          ACCRUING
                               ----- ----- ----------------- ------ --------- ------------- -------------------------
                                                                   (IN MILLIONS)
DECEMBER 31, 2017:
------------------

  Commercial.................. $  27 $  --             $  -- $   27 $   8,342 $       8,369               $        --
  Agricultural................    49     3                22     74     2,500         2,574                        22
                               ----- -----             ----- ------ --------- -------------               -----------
TOTAL MORTGAGE LOANS.......... $  76 $   3             $  22 $  101 $  10,842 $      10,943               $        22
                               ===== =====             ===== ====== ========= =============               ===========

December 31, 2016:
------------------

  Commercial.................. $  -- $  --             $  -- $   -- $   7,264 $       7,264               $        --
  Agricultural................     9     2                 6     17     2,484         2,501                         6
                               ----- -----             ----- ------ --------- -------------               -----------
Total Mortgage Loans.......... $   9 $   2             $   6 $   17 $   9,748 $       9,765               $         6
                               ===== =====             ===== ====== ========= =============               ===========

   The following table provides information relating to impaired mortgage loans at December 31, 2017 and 2016, respectively.

                            IMPAIRED MORTGAGE LOANS

                                                          UNPAID                   AVERAGE        INTEREST
                                               RECORDED  PRINCIPAL    RELATED      RECORDED        INCOME
                                              INVESTMENT  BALANCE    ALLOWANCE  INVESTMENT/(1)/  RECOGNIZED
                                              ---------- ---------- ----------  --------------  ------------
                                                                      (IN MILLIONS)
DECEMBER 31, 2017:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other......... $       -- $       -- $       --      $       --  $         --
  Agricultural mortgage loans................         --         --         --              --            --
                                              ---------- ---------- ----------      ----------  ------------
TOTAL........................................ $       -- $       -- $       --      $       --  $         --
                                              ========== ========== ==========      ==========  ============
With related allowance recorded:
  Commercial mortgage loans -- other......... $       27 $       27 $       (8)     $       27  $          2
  Agricultural mortgage loans................         --         --         --              --            --
                                              ---------- ---------- ----------      ----------  ------------
TOTAL........................................ $       27 $       27 $       (8)     $       27  $          2
                                              ========== ========== ==========      ==========  ============

December 31, 2016:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other......... $       15 $       15 $       --      $       22  $         --
  Agricultural mortgage loans................         --         --         --              --            --
                                              ---------- ---------- ----------      ----------  ------------
Total........................................ $       15 $       15 $       --      $       22  $         --
                                              ========== ========== ==========      ==========  ============
With related allowance recorded:
  Commercial mortgage loans -- other......... $       27 $       27 $       (8)     $       48  $          2
  Agricultural mortgage loans................         --         --         --              --            --
                                              ---------- ---------- ----------      ----------  ------------
Total........................................ $       27 $       27 $       (8)     $       48  $          2
                                              ========== ========== ==========      ==========  ============

  /(1)/Represents a five-quarter average of recorded amortized cost.

   EQUITY METHOD INVESTMENTS

   Included in other equity investments are limited partnership interests accounted for under the equity method with a total carrying value of $1,106 million and $1,123 million, respectively, at December 31, 2017 and 2016. The Company's total equity in net income (loss) for these limited partnership interests was $156 million, $50 million and $67 million, respectively, for 2017, 2016 and 2015.

   DERIVATIVES AND OFFSETTING ASSETS AND LIABILITIES

   The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a "Derivative Use Plan" approved by applicable states' insurance law. Derivatives are generally not accounted for using hedge accounting, with the exception of Treasury Inflation-Protected Securities ("TIPS"), which is discussed further below. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, bond and bond-index total return swaps, swaptions, variance swaps and equity options, credit and foreign exchange derivatives, as well as bond and repo transactions to support the hedging. The derivative contracts are collectively managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in capital markets.

   Derivatives utilized to hedge exposure to Variable Annuities with Guarantee Features

   The Company has issued and continues to offer variable annuity products with GMxB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB, in the event of annuitization, being higher than what accumulated policyholders' account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with products that have a GMxB derivative features liability is that under-performance of the financial markets could result in the GMxB derivative features' benefits being higher than what accumulated policyholders' account balances would support.

   For GMxB features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected actuarial assumptions for mortality, lapse and surrender, withdrawal and policyholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMxB features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   The Company implemented an overlay hedge program to ensure a target asset level for all variable annuities at a CTE98 level under most scenarios, and at a CTE95 level in extreme scenarios.

   Derivatives utilized to hedge crediting rate exposure on SCS, SIO, MSO and IUL products/investment options

   The Company hedges crediting rates in the Structured Capital Strategies ("SCS") variable annuity, Structured Investment Option in the EQUI-VEST variable annuity series ("SIO"), Market Stabilizer Option ("MSO") in the variable life insurance products and Indexed Universal Life ("IUL") insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

   In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers without any basis risk due to market exposures, thereby substantially reducing any exposure to market-related earnings volatility.

   Derivatives utilized for General Account Investment Portfolio

   The Company maintains a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible for investment under its investment guidelines through the sale of credit default swaps ("CDSs"). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity's bonds of similar maturity. These credit derivatives generally have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss). The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company generally transacts the sale of CDSs in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty's option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar or euro-equivalent of the derivative notional amount. The Standard North American CDS Contract ("SNAC") or Standard European Corporate Contract ("STEC") under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

   The Company purchased 30-year TIPS and other sovereign bonds, both inflation linked and non-inflation linked, as General Account investments and enters into asset or cross-currency basis swaps, to result in payment of the given bond's coupons and principal at maturity in the bond's specified currency to the swap counterparty in return for fixed dollar amounts. These swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond. At
   December 31, 2017 and 2016, respectively, the Company's unrealized gains (losses) related to this program were $86 million and $(97) million and reported in AOCI.

   The Company implemented a strategy to hedge a portion of the credit exposure in its General Account investment portfolio by buying protection through a swap. These are swaps on the "super senior tranche" of the investment grade CDX index. Under the terms of these swaps, the Company pays quarterly fixed premiums that, together with any initial amount paid or received at trade inception, serve as premiums paid to hedge the risk arising from multiple defaults of bonds referenced in the CDX index. These credit derivatives have terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net derivative gains (losses).

   In 2016, the Company implemented a program to mitigate its duration gap using total return swaps for which the reference U.S. Treasury securities are sold to the swap counterparty under arrangements economically similar to repurchase agreements. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. Under this program, the Company derecognized approximately $3,905 million of U.S. Treasury securities for which the Company received proceeds of approximately $3,905 million at inception of the total return swap contract. Under the terms of these swaps, the Company retains ongoing exposure to the total returns of the underlying U.S. Treasury securities in exchange for a financing cost. At December 31, 2017, the aggregate fair value of U.S. Treasury securities derecognized under this program was approximately
   $3,796 million. Reported in Other invested assets in the Company's balance sheet at December 31, 2017 is approximately $(23) million, representing the fair value of the total return swap contracts.

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments:

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2017

                                                             FAIR VALUE
                                                       -----------------------
                                                                               GAINS (LOSSES)
                                              NOTIONAL    ASSET     LIABILITY   REPORTED IN
                                               AMOUNT  DERIVATIVES DERIVATIVES INCOME (LOSS)
                                              -------- ----------- ----------- --------------
                                                               (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
  Futures.................................... $  3,113  $        1 $         3 $         (670)
  Swaps......................................    4,655           3         126           (848)
  Options....................................   20,630       3,334       1,426          1,203
Interest rate contracts:/(1)/
  Floors.....................................       --          --          --             --
  Swaps......................................   19,032         320         191            655
  Futures....................................   11,032          --          --            125
  Swaptions..................................       --          --          --             --
Credit contracts:/(1)/
  Credit default swaps.......................    2,131          35           3             19
Other freestanding contracts:/(1)/
  Foreign currency contracts.................    1,423          19          10            (39)
  Margin.....................................       --          24          --             --
  Collateral.................................       --           4       1,855             --

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts/(4)/..............       --      10,488          --             69
GMxB derivative features' liability/(2,4)/...       --          --       4,164          1,494
SCS, SIO, MSO and IUL indexed features/(3,4)/       --          --       1,698         (1,118)
                                              --------  ---------- ----------- --------------
Balances, December 31, 2017.................. $ 62,016  $   14,228 $     9,476 $          890
                                              ========  ========== =========== ==============

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(4)/Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2016

                                                              Fair Value
                                                        -----------------------
                                                                                Gains (Losses)
                                              Notional     Asset     Liability   Reported In
                                               Amount   Derivatives Derivatives Income (Loss)
                                              --------- ----------- ----------- --------------
                                                                (in millions)
Freestanding derivatives:
Equity contracts:/(1)/
  Futures.................................... $   5,086  $        1  $        1  $        (826)
  Swaps......................................     3,529          13          67           (290)
  Options....................................    11,465       2,114       1,154            727
Interest rate contracts:/(1)/
  Floors.....................................     1,500          11          --              4
  Swaps......................................    18,933         246       1,163           (224)
  Futures....................................     6,926          --          --             --
  Swaptions..................................        --          --          --             87
Credit contracts:/(1)/
  Credit default swaps.......................     2,757          20          15             15
Other freestanding contracts:/(1)/
  Foreign currency contracts.................       730          52           6             45
  Margin.....................................        --         113           6             --
  Collateral.................................        --         713         748             --
Embedded derivatives:
GMIB reinsurance contracts/(4)/..............        --      10,314          --           (261)
GMxB derivative features' liability/(2,4)/...        --          --       5,319            140
SCS, SIO, MSO and IUL indexed features/(3,4)/        --          --         887           (628)
                                              ---------  ----------  ----------  -------------
Balances, December 31, 2016.................. $  50,926  $   13,597  $    9,366  $      (1,211)
                                              =========  ==========  ==========  =============

   /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.
   /(4)/Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

   For 2017, 2016 and 2015, respectively, Net derivative gain (losses) from derivatives included $(1,156) million, $(4) million and $474 million of realized gains (losses) on contracts closed during those periods and $1,601 million, $(458) million and $(555) million of unrealized gains (losses) on derivative positions at each respective year end.

   EQUITY-BASED AND TREASURY FUTURES CONTRACTS MARGIN

   All outstanding equity-based and treasury futures contracts at December 31, 2017 are exchange-traded and net settled daily in cash. At December 31, 2017, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000 and Emerging Market indices, having initial margin requirements of $97 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $10 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200 and European, Australasia, and Far East ("EAFE") indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $13 million.

   CREDIT RISK

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. A derivative with positive fair value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed at the reporting date. Alternatively, a derivative contract with negative fair value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed at the reporting date. To reduce credit exposures in Over-the-Counter ("OTC") derivative transactions the Company generally enters into master agreements that provide for a netting of financial exposures with the counterparty and allow for collateral arrangements as further described below under "ISDA Master Agreements." The Company further controls and minimizes its counterparty exposure through a credit appraisal and approval process.

   ISDA MASTER AGREEMENTS

   NETTING PROVISIONS. The standardized ISDA Master Agreement under which the Company conducts its OTC derivative transactions includes provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, the Company will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. In the event of default, insolvency, or other similar event pre-defined under the ISDA Master Agreement that would result in termination of OTC derivatives transactions before their maturity, netting procedures would be applied to calculate a single net payable or receivable with the counterparty.

   COLLATERAL ARRANGEMENTS. The Company generally has executed a CSA under the ISDA Master Agreement, it maintains with each of its OTC derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. These CSAs are bilateral agreements that require collateral postings by the party "out-of-the-money" or in a net derivative liability position. Various thresholds for the amount and timing of collateralization of net liability positions are applicable. Consequently, the credit exposure of the Company's OTC derivative contracts is limited to the net positive estimated fair value of those contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to CSAs. Derivatives are recognized at fair value in the consolidated balance sheets and are reported either as assets in Other invested assets or as liabilities in Other liabilities, except for embedded insurance-related derivatives as described above and derivatives transacted with a related counterparty. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed.

   At December 31, 2017 and 2016, respectively, the Company held $1,855 million and $755 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents. The aggregate fair value of all collateralized derivative transactions that were in a liability position with trade counterparties as of December 31, 2017 and 2016, respectively, were $2 million and $700 million, for which the Company posted collateral of $3 million and $820 million at December 31, 2017 and 2016, respectively, in the normal operation of its collateral arrangements. Certain of the Company's ISDA Master Agreements contain contingent provisions that permit the counterparty to terminate the ISDA Master Agreement if the Company's credit rating falls below a specified threshold, however, the occurrence of such credit event would not impose additional collateral requirements.

   MARGIN

   Effective January 3, 2017, the CME amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments impacted the accounting treatment of the Company's centrally cleared derivatives for which the CME serves as the central clearing party. As of the effective date, the application of the amended rulebook reduced gross derivative assets by $18 million.

   Securities Repurchase and Reverse Repurchase Transactions

   Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the specificities of each respective counterparty. These agreements generally provide detail as to the nature of the transaction, including provisions for payment netting, establish parameters concerning the ownership and custody of the collateral securities, including the right to substitute collateral during the term of the agreement, and provide for remedies in the event of default by either party. Amounts due to/from the same counterparty under these arrangements generally would be netted in the event of default and subject to rights of set-off in bankruptcy. The Company's securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements, respectively and are reported in the consolidated balance sheets on a gross basis. The Company obtains or posts collateral generally in the form of cash and U.S. Treasury, corporate and government agency securities. The fair value of the securities to be repurchased or resold are monitored on a daily basis with additional collateral posted or obtained as necessary. Securities to be repurchased or resold are the same, or substantially the same, as those initially transacted under the arrangement. At December 31, 2017 and 2016, the balance outstanding under securities repurchase transactions was $1,887 million and $1,996 million, respectively. The Company utilized these repurchase and reverse repurchase agreements for asset liability and cash management purposes. For other instruments used for asset liability management purposes, see "Policyholders' Account Balances and Future Policy Benefits" included in Note 2.

   The following table presents information about the Company's offsetting of financial assets and liabilities and derivative instruments at December 31, 2017.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2017

                                                             GROSS
                                                GROSS       AMOUNTS       NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE  PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS  BALANCE SHEETS
                                              ---------- -------------- ----------------
                                                             (IN MILLIONS)
ASSETS/(1)/
Derivatives:
Equity contracts............................. $    3,339 $        1,555 $          1,784
Interest rate contracts......................        320            191              129
Credit contracts.............................         35              3               32
Currency.....................................         19             10                9
Collateral...................................          3          1,855           (1,852)
Margin.......................................         24             --               24
                                              ---------- -------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      3,740          3,614              126
                                              ---------- -------------- ----------------
  Total Derivatives..........................      3,740          3,614              126
Other financial instruments..................      2,995             --            2,995
                                              ---------- -------------- ----------------
  Other invested assets...................... $    6,735 $        3,614 $          3,121
                                              ========== ============== ================
  Total Derivatives, not subject to an ISDA
   Master Agreement.......................... $       -- $           -- $             --
Securities purchased under agreement to
  resell..................................... $       --             -- $             --
                                              ========== ============== ================

                                                             GROSS
                                                GROSS       AMOUNTS       NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE  PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS  BALANCE SHEETS
                                              ---------- -------------- ----------------
                                                             (IN MILLIONS)
LIABILITIES/(2)/
Derivatives:
Equity contracts............................. $    1,555 $        1,555 $             --
Interest rate contracts......................        191            191               --
Credit contracts.............................          3              3               --
Currency.....................................         10             10               --
Margin.......................................         --             --               --
Collateral...................................      1,855          1,855               --
                                              ---------- -------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      3,614          3,614               --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         --             --               --
                                              ---------- -------------- ----------------
  Total Derivatives..........................      3,614          3,614               --
Other non-financial liabilities..............      2,663             --            2,663
                                              ---------- -------------- ----------------
  Other liabilities.......................... $    6,277 $        3,614 $          2,663
                                              ========== ============== ================
Securities sold under agreement to
  repurchase/(3)/............................ $    1,882 $           -- $          1,882
                                              ========== ============== ================

  /(1)/Excludes Investment Management and Research segment's derivative assets of consolidated VIEs/VOEs.
  /(2)/Excludes Investment Management and Research segment's derivative liabilities of consolidated VIEs/VOEs.
  /(3)/Excludes expense of $5 million in securities sold under agreement to repurchase.

   The following table presents information about the Company's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2017:

         COLLATERAL AMOUNTS OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2017

                                                               COLLATERAL (RECEIVED)/HELD
                                                               --------------------------
                                               FAIR VALUE OF     FINANCIAL                     NET
                                                  ASSETS        INSTRUMENTS       CASH       AMOUNTS
                                              ---------------- -------------  -----------  ----------
                                                                   (IN MILLIONS)
ASSETS/(1)/
  Total Derivatives.......................... $          1,954 $          --  $    (1,828) $      126
Other financial instruments..................            2,995            --           --       2,995
                                              ---------------- -------------  -----------  ----------
  OTHER INVESTED ASSETS...................... $          4,949 $          --  $    (1,828) $    3,121
                                              ================ =============  ===========  ==========
Liabilities:/(2)/
Other Derivatives............................ $             -- $          --  $        --  $       --
Other financial liabilities..................            2,663            --           --       2,663
                                              ---------------- -------------  -----------  ----------
OTHER LIABILITIES............................            2,663            --           --       2,663
                                              ================ =============  ===========  ==========
SECURITIES SOLD UNDER AGREEMENT TO
  REPURCHASE/(3)/............................ $          1,882 $      (1,988) $       (21) $     (127)
                                              ---------------- -------------  -----------  ----------

  /(1)/Excludes Investment Management and Research segment's derivative assets of consolidated VIEs/VOEs.
  /(2)/Excludes Investment Management and Research segment's derivative liabilities of consolidated VIEs/VOEs.
  /(3)/Excludes expense of $5 million in securities sold under agreement to repurchase.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2017:

           REPURCHASE AGREEMENT ACCOUNTED FOR AS SECURED BORROWINGS

                                                                   AT DECEMBER 31, 2017
                                              --------------------------------------------------------------
                                                     REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                              --------------------------------------------------------------
                                              OVERNIGHT AND  UP TO 30       30-90     GREATER THAN
                                               CONTINUOUS      DAYS         DAYS        90 DAYS      TOTAL
                                              ------------- ----------- ------------- ------------- --------
                                                                      (IN MILLIONS)
SECURITIES SOLD UNDER AGREEMENT
  TO REPURCHASE/(1)/
  U.S. Treasury and agency securities........ $          -- $     1,882 $          -- $          -- $  1,882
                                              ------------- ----------- ------------- ------------- --------
Total........................................ $          -- $     1,882 $          -- $          -- $  1,882
                                              ============= =========== ============= ============= ========

  /(1)/Excludes expense of $5 million in securities sold under agreement to repurchase.

   The following table presents information about the Company's offsetting of financial assets and liabilities and derivative instruments at December 31, 2016:

   Offsetting of Financial Assets and Liabilities and Derivative Instruments
                             At December 31, 2016

                                                              Gross
                                                Gross        Amounts        Net Amounts
                                               Amounts    Offset in the   Presented in the
                                              Recognized  Balance Sheets   Balance Sheets
                                              ---------- ---------------- ----------------
                                                              (in millions)
ASSETS/(1)/
Derivatives:
Equity contracts............................. $    2,128 $          1,221 $            907
Interest rate contracts......................        246            1,163             (917)
Credit contracts.............................         20               15                5
Currency.....................................         52                6               46
Margin.......................................        113                6              107
Collateral...................................        713              748              (35)
                                              ---------- ---------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      3,272            3,159              113
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         11               --               11
                                              ---------- ---------------- ----------------
  Total Derivatives..........................      3,283            3,159              124
Other financial instruments..................      2,102               --            2,102
                                              ---------- ---------------- ----------------
  Other invested assets...................... $    5,385 $          3,159 $          2,226
                                              ========== ================ ================
Securities purchased under agreement to
  resell..................................... $       -- $             -- $             --
                                              ========== ================ ================

                                                              Gross
                                                Gross        Amounts        Net Amounts
                                               Amounts    Offset in the   Presented in the
                                              Recognized  Balance Sheets   Balance Sheets
                                              ---------- ---------------- ----------------
                                                              (in millions)
LIABILITIES/(2)/
Description
Derivatives:
Equity contracts............................. $    1,221 $          1,221 $             --
Interest rate contracts......................      1,163            1,163               --
Credit contracts.............................         15               15               --
Currency.....................................          6                6               --
Margin.......................................          6                6               --
Collateral...................................        748              748               --
                                              ---------- ---------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      3,159            3,159               --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         --               --               --
                                              ---------- ---------------- ----------------
  Total Derivatives..........................      3,159            3,159               --
Other non-financial liabilities..............      2,108               --            2,108
                                              ---------- ---------------- ----------------
  Other liabilities.......................... $    5,267 $          3,159 $          2,108
                                              ========== ================ ================
Securities sold under agreement to
  repurchase/(3)/............................ $    1,992 $             -- $          1,992
                                              ========== ================ ================

   /(1)/Excludes Investment Management and Research segment's derivative assets of consolidated VIEs/VOEs.
  /(2)/Excludes Investment Management and Research segment's derivative liabilities of consolidated VIEs/VOEs.
  /(3)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2016:

    Gross Collateral Amounts Not Offset in the Consolidated Balance Sheets
                             At December 31, 2016

                                                              Collateral (Received)/Held
                                                              --------------------------
                                               Fair Value of     Financial                    Net
                                                  Assets        Instruments      Cash       Amounts
                                              --------------- --------------  ----------  ------------
                                                                   (in millions)
ASSETS/(1)/
  Total Derivatives.......................... $            54 $           --  $       70  $        124
Other financial instruments..................           2,102             --          --         2,102
                                              --------------- --------------  ----------  ------------
  Other invested assets...................... $         2,156 $           --  $       70  $      2,226
                                              =============== ==============  ==========  ============
LIABILITIES/(2)/
                                              --------------- --------------  ----------  ------------
Securities sold under agreement to
  repurchase/(3)/............................ $         1,992 $       (1,986) $       (2) $          4
                                              =============== ==============  ==========  ============

  /(1)/Excludes Investment Management and Research segment's derivative assets of consolidated VIEs/VOEs.
  /(2)/Excludes Investment Management and Research segment's derivative liabilities of consolidated VIEs/VOEs.
  /(3)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2016.

         Repurchase Agreement Accounted for as Secured Borrowings/(1)/

                                                                 At December 31, 2016
                                              ----------------------------------------------------------
                                                   Remaining Contractual Maturity of the Agreements
                                              ----------------------------------------------------------
                                              Overnight and  Up to 30     30-90    Greater Than
                                               Continuous      days       days       90 days     Total
                                              ------------- ---------- ----------- ------------ --------
                                                                    (in millions)
Securities sold under agreement to repurchase
  U.S. Treasury and agency securities........   $        -- $    1,992 $        --  $        -- $  1,992
                                                ----------- ---------- -----------  ----------- --------
Total........................................   $        -- $    1,992 $        --  $        -- $  1,992
                                                =========== ========== ===========  =========== ========

  /(1)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   NET INVESTMENT INCOME (LOSS)

   The following table breaks out Net investment income (loss) by asset category:

                                              TWELVE MONTHS ENDED DECEMBER 31
                                              -------------------------------
                                                 2017       2016       2015
                                              ---------  ---------  ---------
                                                       (IN MILLIONS)

Fixed maturities............................. $   1,365  $   1,418  $   1,420
Mortgage loans on real estate................       453        461        338
Real estate held for the production of income         2         --         --
Repurchase agreement.........................        --          1          1
Other equity investments.....................       188        170         84
Policy loans.................................       205        210        213
Trading securities...........................       381         80         17
Other investment income......................        54         44         40
                                              ---------  ---------  ---------
  Gross investment income (loss).............     2,648      2,384      2,113
Investment expenses..........................       (65)       (66)       (56)
                                              ---------  ---------  ---------
Net Investment Income (Loss)................. $   2,583  $   2,318  $   2,057
                                              =========  =========  =========

   Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the consolidated statements of income (loss). The table below shows a breakdown of Net investment income from trading account securities during the years ended 2017, 2016 and 2015:

             NET INVESTMENT INCOME (LOSS) FROM TRADING SECURITIES

                                                 TWELVE MONTHS ENDED DECEMBER 31,
                                              --------------------------------------
                                                  2017          2016         2015
                                              ------------  -----------  -----------
                                                           (IN MILLIONS)

Net investment gains (losses) recognized
  during the period on securities held at
  the end of the period...................... $        171  $       (19) $       (63)
Net investment gains (losses) recognized on
  securities sold during the period..........           (5)         (22)          20
                                              ------------  -----------  -----------
Unrealized and realized gains (losses) on
  trading securities.........................          166          (41)         (43)
Interest and dividend income from trading
  securities.................................          215          121           60
                                              ------------  -----------  -----------
Net investment income (loss) from trading
  securities................................. $        381  $        80  $        17
                                              ------------  -----------  -----------

   INVESTMENT GAINS (LOSSES), NET

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                                  TWELVE MONTHS ENDED DECEMBER 31,
                                              ----------------------------------------
                                                   2017          2016         2015
                                              -------------  -----------  ------------
                                                            (IN MILLIONS)

Fixed maturities............................. $        (130) $        (3) $        (17)
Mortgage loans on real estate................             2           (2)           (1)
Other equity investments.....................             3           (2)           (5)
Other........................................            --           23             3
                                              -------------  -----------  ------------
Investment Gains (Losses), Net............... $        (125) $        16  $        (20)
                                              =============  ===========  ============

   For 2017, 2016 and 2015, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $3 million, $4 million and $4 million.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   Goodwill represents the excess of purchase price over the estimated fair value of identifiable net assets acquired in a business combination. The Company tests goodwill for recoverability each annual reporting period at December 31 and at interim periods if facts or circumstances are indicative of potential impairment. Effective January 1, 2017, the Company early adopted new goodwill guidance that eliminates Step 2 from the impairment model and continues to limit the measure of goodwill impairment to the carrying amount of the reporting unit's goodwill. There was no resulting impact on the carrying amount of the Company's goodwill from adoption of this new guidance.

   The carrying value of the Company's goodwill was $3,584 million and $3,584 million at December 31, 2017 and 2016, respectively, resulting from its investment in AB as well as direct strategic acquisitions of AB, including its purchase of Sanford C. Bernstein, Inc. For purpose of testing this goodwill for impairment, the Company applied a discounted cash flow valuation technique to measure the fair value of the reporting unit, sourcing the underlying cash flows and assumptions from AB's current business plan projections and adjusting the result to reflect the noncontrolling interest in AB as well as incremental taxes at the Company level as related to the form and structure of its investment in AB. At December 31, 2017 and 2016, the Company's annual testing resulted in no impairment of this goodwill as the fair value of the reporting unit exceeded its carrying amount at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill during the periods then ended.

   In the fourth quarter of 2017 and as further described in Note 18, BUSINESS SEGMENT INFORMATION, the Company recast its operating segments to align with the reorganization of its reporting structure, resulting in multiple operating segments for its previously defined Financial Advisory/Insurance segment and to which no goodwill was ascribed. Accordingly, all of the Company's goodwill was reassigned to the Company's Investment Management and Research segment, also deemed a reporting unit for purpose of assessing goodwill recoverability.

   The gross carrying amount of AB related intangible assets was $623 million and $625 million at December 31, 2017 and 2016, respectively and the accumulated amortization of these intangible assets was $498 million and $468 million at December 31, 2017 and 2016, respectively. Amortization expense related to the AB intangible assets totaled $31 million, $29 million and $28 million for 2017, 2016 and 2015, respectively. Estimated annual amortization expense for each of the next two years is approximately
   $30 million, then approximately $23 million in year three and $7 million in years four and five.

   At December 31, 2017 and 2016, respectively, net deferred sales commissions from AB totaled $30 million and $64 million and are included within other assets. Based on the December 31, 2017 net asset balance, the estimated amortization expense of deferred sales commissions for each of the next five years is $21 million, $6 million, $3 million, $0 million and $0 million. The Company tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions and expectations made with respect to future market levels and redemption rates. As of December 31, 2017 and 2016, the Company determined the deferred sales commission asset was not impaired.

   On September 23, 2016, AB acquired a 100% ownership interest in Ramius Alternative Solutions LLC ("RASL"), a global alternative investment management business that, as of the acquisition date, had approximately $2.5 billion in AUM. RASL offers a range of customized alternative investment and advisory solutions to a global institutional client base. On the acquisition date, AB made a cash payment of $21 million and recorded a contingent consideration payable of $12 million based on projected fee revenues over a five-year measurement period. Goodwill in the amount of $22 million and finite-lived intangible assets of $10 million related to investment management contracts also were recognized at the date of acquisition.

   On June 20, 2014, AB acquired an 82% ownership interest in CPH Capital Fondsmaeglerselskab A/S ("CPH"), a Danish asset management firm that managed approximately $3,000 million in global core equity assets for institutional investors, for a cash payment of $64 million and a contingent consideration payable of $9 million based on projected assets under management levels over a three-year measurement period. Also recognized on the date of acquisition were $58 million of goodwill, $24 million of finite-lived intangible assets related to separately-managed account relationships and $4 million of indefinite-lived intangible assets related to an acquired fund's investment contract. Redeemable noncontrolling interest of $17 million was recorded as related to the fair value of CPH purchased by AB. During 2016 and 2015, AB purchased additional shares of CPH, bringing its ownership interest to 90.0% as of December 31, 2016.

   The acquisitions described above did not have a significant impact on the Company's consolidated revenues or net income. As a result, supplemental pro forma information has not been provided. Additional information regarding the contingent payment obligations associated with these and other acquisitions made by AB is included in Note 7, FAIR VALUE DISCLOSURES.

   Capitalized Software

   Capitalized software, net of accumulated amortization, amounted to $162 million and $170 million at December 31, 2017 and 2016, respectively, and is recorded in other assets. Amortization of capitalized software in 2017, 2016 and 2015 was $47 million, $52 million and $55 million, respectively, recorded in other operating costs and expenses in the Consolidated Statements of Income (loss).

5) CLOSED BLOCK

   Summarized financial information for the Company's Closed Block is as follows:

                                                DECEMBER 31,
                                              -----------------
                                                2017     2016
                                              -------- --------
                                                (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders'
  account balances and other................. $  6,945 $  7,179
Policyholder dividend obligation.............       32       52
Other liabilities............................      271       43
                                              -------- --------
Total Closed Block liabilities...............    7,248    7,274
                                              -------- --------
ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at
  fair value (amortized cost of $3,923 and
  $3,884)....................................    4,070    4,025
Mortgage loans on real estate................    1,720    1,623
Policy loans.................................      781      839

                                                DECEMBER 31,
                                              -----------------
                                                2017     2016
                                              -------- --------
                                                (IN MILLIONS)
Cash and other invested assets............... $    351 $    444
Other assets.................................      219      213
                                              -------- --------
Total assets designated to the Closed Block..    7,141    7,144
                                              -------- --------
Excess of Closed Block liabilities over
  assets designated to the Closed Block......      107      130
Amounts included in accumulated other
  comprehensive income (loss):
  Net unrealized investment gains (losses),
   net of policyholder dividend obligation
   of $32 and $52............................      138      100
                                              -------- --------
Maximum Future Income To Be Recognized From
  Closed Block Assets and Liabilities........ $    245 $    230
                                              ======== ========

   The Company's Closed Block revenues and expenses follow:

                                               2017    2016    2015
                                              ------  ------  ------
                                                   (IN MILLIONS)
REVENUES:
Premiums and other income.................... $  224  $  212  $  236
Investment income (loss).....................    314     349     368
Net investment gains (losses)................    (20)     (1)      2
                                              ------  ------  ------
Total revenues...............................    518     560     606
                                              ------  ------  ------
BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends........    537     522     550
Other operating costs and expenses...........      2       4       4
                                              ------  ------  ------
Total benefits and other deductions..........    539     526     554
                                              ------  ------  ------
Net revenues, before income taxes............    (21)     34      52
Income tax (expense) benefit.................      6     (12)    (18)
                                              ------  ------  ------
Net Revenues (Losses)........................ $  (15) $   22  $   34
                                              ======  ======  ======

   A reconciliation of the Company's policyholder dividend obligation follows:

                                                 DECEMBER 31,
                                              ------------------
                                                2017      2016
                                              --------  --------
                                                 (IN MILLIONS)
Balances, beginning of year.................. $     52  $     81
Unrealized investment gains (losses).........      (20)      (29)
                                              --------  --------
Balances, End of year........................ $     32  $     52
                                              ========  ========

6) DAC AND POLICYHOLDER BONUS INTEREST CREDITS

   Changes in the deferred asset for policyholder bonus interest credits are as follows:

                                                     DECEMBER 31,
                                                ---------------------
                                                  2017       2016
                                                --------  -----------
                                                          AS RESTATED
                                                          -----------
                                                    (IN MILLIONS)
Balance, beginning of year..................... $    504     $    534
Policyholder bonus interest credits deferred...        6           13
Amortization charged to income.................      (37)         (43)
                                                --------     --------
Balance, End of Year........................... $    473     $    504
                                                ========     ========

   Changes in deferred acquisition costs at December 31, 2017 and 2016 were as follows:

                                                   DECEMBER 31,
                                              ---------------------
                                                2017       2016
                                              --------  -----------
                                                        AS RESTATED
                                                        -----------
                                                  (IN MILLIONS)
Balance, beginning of year................... $  5,058     $  5,088
Capitalization of commissions, sales and
  issue expenses.............................      578          594
Amortization.................................     (846)        (646)
Change in unrealized investment gains
  (losses)...................................     (243)          22
                                              --------     --------
Balance, End of Year......................... $  4,547     $  5,058
                                              ========     ========

7) FAIR VALUE DISCLOSURES

   Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2017 and 2016, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an OTTI or other event occurs. When such fair value measurements are recorded, they are classified and disclosed within the fair value hierarchy. The Company recognizes transfers between valuation levels at the beginning of the reporting period.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2017

                                                 LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
                                               ----------  --------- --------- ----------
                                                              (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Public Corporate........................... $       --  $  14,298 $      47 $   14,345
   Private Corporate..........................         --      6,045     1,092      7,137
   U.S. Treasury, government and agency.......         --     13,135        --     13,135
   States and political subdivisions..........         --        441        40        481
   Foreign governments........................         --        409        --        409
   Commercial mortgage-backed.................         --         --        --         --
   Residential mortgage-backed/(1)/...........         --        251        --        251
   Asset-backed/(2)/..........................         --         88         8         96
   Redeemable preferred stock.................        180        324        --        504
                                               ----------  --------- --------- ----------
     Subtotal.................................        180     34,991     1,187     36,358
                                               ----------  --------- --------- ----------
  Other equity investments....................         13         --         1         14
  Trading securities..........................        467     12,161        --     12,628
  Other invested assets:
   Short-term investments.....................         --        768        --        768
   Assets of consolidated VIEs/VOEs...........      1,060        215        27      1,302
   Swaps......................................         --         15        --         15
   Credit Default Swaps.......................         --         33        --         33
   Futures....................................         (2)        --        --         (2)
   Options....................................         --      1,907        --      1,907
   Floors.....................................         --         --        --         --
                                               ----------  --------- --------- ----------
     Subtotal.................................      1,058      2,938        27      4,023
                                               ----------  --------- --------- ----------
Cash equivalents..............................      2,360         --        --      2,360
Segregated securities.........................         --        825        --        825
GMIB reinsurance contracts asset..............         --         --    10,488     10,488
Separate Accounts' assets.....................    118,983      2,983       349    122,315
                                               ----------  --------- --------- ----------
   Total Assets............................... $  123,061  $  53,898 $  12,052 $  189,011
                                               ==========  ========= ========= ==========

                                              LEVEL 1 LEVEL 2  LEVEL 3   TOTAL
                                              ------- -------- -------- --------
                                                        (IN MILLIONS)
LIABILITIES
GMxB derivative features' liability..........  $   -- $     -- $  4,164 $  4,164
SCS, SIO, MSO and IUL indexed features'
  liability..................................      --    1,698       --    1,698
Liabilities of consolidated VIEs/VOEs........     670       22       --      692
Contingent payment arrangements..............      --       --       11       11
                                               ------ -------- -------- --------
   Total Liabilities.........................  $  670 $  1,720 $  4,175 $  6,565
                                               ====== ======== ======== ========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2016

                                                Level 1    Level 2    Level 3     Total
                                               ---------- ---------  --------- ----------
                                                              (in millions)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Public Corporate........................... $       -- $  12,984  $      28 $   13,012
   Private Corporate..........................         --     6,223        817      7,040
   U.S. Treasury, government and agency.......         --    10,336         --     10,336
   States and political subdivisions..........         --       451         42        493
   Foreign governments........................         --       390         --        390
   Commercial mortgage-backed.................         --        22        349        371
   Residential mortgage-backed/(1)/...........         --       314         --        314
   Asset-backed/(2)/..........................         --        36         24         60
   Redeemable preferred stock.................        218       335          1        554
                                               ---------- ---------  --------- ----------
     Subtotal.................................        218    31,091      1,261     32,570
                                               ---------- ---------  --------- ----------
  Other equity investments....................          3        --          5          8
  Trading securities..........................        478     8,656         --      9,134
  Other invested assets:
   Short-term investments.....................         --       574         --        574
   Assets of consolidated VIEs/VOEs...........        342       205         46        593
   Swaps......................................         --      (925)        --       (925)
   Credit Default Swaps.......................         --         5         --          5
   Futures....................................         --        --         --         --
   Options....................................         --       960         --        960
   Floors.....................................         --        11         --         11
                                               ---------- ---------  --------- ----------
     Subtotal.................................        342       830         46      1,218
                                               ---------- ---------  --------- ----------
Cash equivalents..............................      1,529        --         --      1,529
Segregated securities.........................         --       946         --        946
GMIB reinsurance contracts asset..............         --        --     10,314     10,314
Separate Accounts' assets.....................    108,085     2,818        313    111,216
                                               ---------- ---------  --------- ----------
   Total Assets............................... $  110,655 $  44,341  $  11,939 $  166,935
                                               ========== =========  ========= ==========
LIABILITIES
GMxB derivative features' liability........... $       -- $      --  $   5,319 $    5,319
SCS, SIO, MSO and IUL indexed features'
  liability...................................         --       887         --        887
Liabilities of consolidated VIEs/VOEs.........        248         2         --        250
Contingent payment arrangements...............         --        --         18         18
                                               ---------- ---------  --------- ----------
   Total Liabilities.......................... $      248 $     889  $   5,337 $    6,474
                                               ========== =========  ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   At December 31, 2017 and 2016, respectively, the fair value of public fixed maturities is approximately $28,826 million and $24,918 million or approximately 16.2% and 16.0% of the Company's total assets measured at fair value on a recurring basis (excluding GMIB reinsurance contracts and segregated securities measured at fair value on a recurring basis). The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2017 and 2016, respectively, the fair value of private fixed maturities is approximately $7,532 million and $7,652 million or approximately 4.2% and 4.9% of the Company's total assets measured at fair value on a recurring basis. The fair values of the Company's private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   As disclosed in Note 3, at December 31, 2017 and 2016, respectively, the net fair value of freestanding derivative positions is approximately
   $1,953 million and $51 million or approximately 48.5% and 8.2% of Other invested assets measured at fair value on a recurring basis. The fair values of the Company's derivative positions are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap ("OIS") curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2017 and 2016, respectively, investments classified as Level 1 comprise approximately 69.2% and 71.1% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Account assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2017 and 2016, respectively, investments classified as Level 2 comprise approximately 29.9% and 27.9% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AB in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2017 and 2016, respectively, approximately $257 million and $340 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   The Company's SCS and EQUI-VEST variable annuity products, the IUL product, and in the MSO fund available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have 1, 3, 5, or 6 year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on data obtained from independent valuation service providers.

   At December 31, 2017 and 2016, respectively, investments classified as Level 3 comprise approximately 0.9% and 1.0% of assets measured at fair value on a recurring basis and primarily include commercial mortgage-backed securities ("CMBS") and corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2017 and 2016, respectively, were approximately $97 million and $111 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $8 million and $373 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2017 and 2016, respectively. The Company utilizes prices obtained from an independent valuation service vendor to measure fair value of CMBS securities.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMIBNLG feature allows the policyholder to receive guaranteed minimum lifetime annuity payments based on predetermined annuity purchase rates applied to the contract's benefit base if and when the contract account value is depleted and the NLG feature is activated. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract asset and liabilities which are accounted for as derivative contracts. The GMIB reinsurance contract asset and liabilities' fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while GMxB derivative features liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins and nonperformance risk, attributable to GMxB derivative features' liability over a range of market-consistent economic scenarios.

   The valuations of the GMIB reinsurance contract asset and GMxB derivative features liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity separate account funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GMxB derivative features liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve, adjusted for non-performance risk, is made to the resulting fair values of the GMIB reinsurance contract asset and liabilities to reflect change in the claims-paying ratings of counterparties and the Company an adjustment to the swap curve for non-performance risk to reflect the claims-paying rating of the Company. Equity and fixed income volatilities were modeled to reflect current market volatilities. Due to the unique, long duration of the GMIBNLG feature, adjustments were made to the equity volatilities to remove the illiquidity bias associated with the longer tenors and risk margins were applied to the non-capital markets inputs to the GMIBNLG valuations.

   After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $69 million and $139 million at December 31, 2017 and 2016, respectively, to recognize incremental counterparty nonperformance risk.

   Lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, which include other factors such as considering surrender charges. Generally, lapse rates are assumed to be lower in periods when a surrender charge applies. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. For valuing the embedded derivative, lapse rates vary throughout the period over which cash flows are projected.

   The Company's Level 3 liabilities include contingent payment arrangements associated with acquisitions in 2010, 2013 and 2014 by AB. At each reporting date, AB estimates the fair values of the contingent consideration expected to be paid based upon probability-weighted AUM and revenue projections, using unobservable market data inputs, which are included in Level 3 of the valuation hierarchy.

   As of December 31, 2017, the Company's consolidated VIEs/VOEs hold
   $2 million of investments that are classified as Level 3. They primarily consist of corporate bonds that are vendor priced with no ratings available, bank loans, non-agency collateralized mortgage obligations and asset-backed securities.

   In 2017, AFS fixed maturities with fair values of $6 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $7 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.1% of total equity at December 31, 2017.

   In 2016, AFS fixed maturities with fair values of $62 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $25 million were transferred from Level 2 into the Level 3 classification. During 2016, one of AB's private securities went public and, due to a trading restriction period, $56 million was transferred from a Level 3 to a Level 2 classification. These transfers in the aggregate represent approximately 0.9% of total equity at December 31, 2016.

   In 2015, AFS fixed maturities with fair values of $125 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $99 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 1.3% of total equity at December 31, 2015.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2017, 2016 and 2015 respectively:

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                             STATE AND              COMMERCIAL    RESIDENTIAL
                                                             POLITICAL    FOREIGN   MORTGAGE-      MORTGAGE-   ASSET-
                                                CORPORATE  SUB-DIVISIONS   GOVTS      BACKED        BACKED     BACKED
                                                ---------  -------------  -------- ------------  ------------- ------
                                                                            (IN MILLIONS)
BALANCE, JANUARY 1, 2017....................... $     845  $          42  $     -- $        349  $          --  $  24
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............         5             --        --           (2)            --     --
     Investment gains (losses), net............         2             --        --          (63)            --     15
                                                ---------  -------------  -------- ------------  -------------  -----
  Subtotal.....................................         7             --        --          (65)            --     15
                                                ---------  -------------  -------- ------------  -------------  -----
Other comprehensive income (loss)..............         4             (1)       --           45             --     (9)
Purchases......................................       612             --        --           --             --     --
Sales..........................................      (331)            (1)       --         (329)            --    (21)
Transfers into Level 3/(1)/....................         7             --        --           --             --     --
Transfers out of Level 3/(1)/..................        (5)            --        --           --             --     (1)
                                                ---------  -------------  -------- ------------  -------------  -----
BALANCE, DECEMBER 31, 2017..................... $   1,139  $          40  $     -- $         --  $          --  $   8
                                                =========  =============  ======== ============  =============  =====

                                                             STATE AND              COMMERCIAL  RESIDENTIAL
                                                             POLITICAL     FOREIGN  MORTGAGE-    MORTGAGE-   ASSET-
                                                CORPORATE  SUB-DIVISIONS    GOVTS     BACKED      BACKED     BACKED
                                                ---------  -------------  --------  ----------  ----------- -------
                                                                           (IN MILLIONS)

BALANCE, JANUARY 1, 2016.......................   $   420    $        45  $      1     $   503        $  -- $    40
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............        --             --        --          --           --      --
     Investment gains (losses), net............         1             --        --         (67)          --      --
                                                  -------    -----------  --------     -------        ----- -------
  Subtotal.....................................         1             --        --         (67)          --      --
                                                  -------    -----------  --------     -------        ----- -------
Other comprehensive income (loss)..............         7             (2)       --          14           --       1
Purchases......................................       572             --        --          --           --      --
Sales..........................................      (142)            (1)       --         (87)          --      (8)
Transfers into Level 3/(1)/....................        25             --        --          --           --      --
Transfers out of Level 3/(1)/..................       (38)            --        (1)        (14)          --      (9)
                                                  -------    -----------  --------     -------        ----- -------
BALANCE, DECEMBER 31, 2016.....................   $   845    $        42  $     --     $   349        $  -- $    24
                                                  =======    ===========  ========     =======        ===== =======

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                             STATE AND             COMMERCIAL  RESIDENTIAL
                                                             POLITICAL    FOREIGN  MORTGAGE-    MORTGAGE-    ASSET-
                                                CORPORATE  SUB-DIVISIONS   GOVTS     BACKED      BACKED      BACKED
                                                ---------  -------------  -------- ----------  -----------  -------
                                                                           (IN MILLIONS)
BALANCE, JANUARY 1, 2015.......................   $   380    $        47  $     --   $    715      $     2  $    53
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............         3             --        --          1           --       --
     Investment gains (losses), net............         2             --        --        (38)          --       --
                                                  -------    -----------  --------   --------      -------  -------
  Subtotal.....................................         5             --        --        (37)          --       --
                                                  -------    -----------  --------   --------      -------  -------
Other comprehensive income (loss)..............       (25)            (1)       --         64           --       (4)
Purchases......................................        60             --         1         --           --       --
Sales..........................................       (38)            (1)       --       (175)          (2)      (9)
Transfers into Level 3/(1)/....................        99             --        --         --           --       --
Transfers out of Level 3/(1)/..................       (61)            --        --        (64)          --       --
                                                  -------    -----------  --------   --------      -------  -------
BALANCE, DECEMBER 31, 2015.....................   $   420    $        45  $      1   $    503      $    --  $    40
                                                  =======    ===========  ========   ========      =======  =======

                                                 REDEEM                                                  GMXB
                                                  ABLE           OTHER           GMIB      SEPARATE   DERIVATIVE  CONTINGENT
                                                PREFERRED       EQUITY        REINSURANCE  ACCOUNTS   FEATURES'     PAYMENT
                                                  STOCK     INVESTMENTS/(2)/     ASSET      ASSETS    LIABILITY   ARRANGEMENT
                                                ---------  -----------------  -----------  --------  -----------  -----------
                                                                                (IN MILLIONS)
BALANCE, JANUARY 1, 2017....................... $       1  $              51  $    10,314  $    313  $    (5,319)          18
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............        --                 --           --        --           --           --
     Investment gains (losses), net............        --                 --           --        29           --           --
     Net derivative gains (losses).............        --                 --           69        --        1,494           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
  Subtotal.....................................        --                 --           69        29        1,494           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
Other comprehensive income (loss)..............        (1)                (4)          --        --           --           --
Purchases/(2)/.................................        --                  6          221        13         (344)          --
Sales/(3)/.....................................        --                 (3)        (116)       (2)           5           --
Settlements/(4)/...............................        --                 --           --        (4)          --           (7)
Activities related to VIEs/VOEs................        --                (22)          --        --           --           --
Transfers into Level 3/(1)/....................        --                 --           --        --           --           --
Transfers out of Level 3/(1)/..................        --                 --           --        --           --           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
BALANCE, DECEMBER 31, 2017..................... $      --  $              28  $    10,488  $    349  $    (4,164) $        11
                                                =========  =================  ===========  ========  ===========  ===========

BALANCE, JANUARY 1, 2016....................... $      --  $              49  $    10,582  $    313  $    (5,146)          31
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............        --                 --           --        --           --           --
     Investment gains (losses), net............        --                 --           --        19           --           --
     Net derivative gains (losses).............        --                 --         (261)       --          140           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
  Subtotal.....................................        --                 --         (261)       19          140           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
Other comprehensive income (loss)..............        --                 (2)          --        --           --
Purchases/(2)/.................................         1                 --          223        10         (317)          11
Sales/(3)/.....................................        --                 --         (230)       --            4           --
Settlements/(4)/...............................        --                 --           --        (7)          --          (24)
Activities related to VIEs/VOEs................        --                 60           --        --           --           --
Transfers into Level 3/(1)/....................        --                 --           --         1           --           --
Transfers out of Level 3/(1)/..................        --                (56)          --       (23)          --           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
BALANCE, DECEMBER 31, 2016..................... $       1  $              51  $    10,314  $    313  $    (5,319) $        18
                                                =========  =================  ===========  ========  ===========  ===========

                                                                                                       GMxB
                                                Redeemable       Other          GMIB      Separate  derivative  Contingent
                                                Preferred       Equity       Reinsurance  Accounts  features'     Payment
                                                  Stock     Investments/(2)/    Asset      Assets   liability   Arrangement
                                                ----------- ---------------  -----------  --------  ----------  -----------
                                                                               (IN MILLIONS)
BALANCE, JANUARY 1, 2015....................... $        -- $            61  $    10,723  $    260  $   (4,130) $        42
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............          --              --           --        --          --           --
     Investment gains (losses), net............          --               5           --        36          --           --
     Net derivative gains (losses).............          --              --         (316)       --        (743)          --
                                                ----------- ---------------  -----------  --------  ----------  -----------
       Subtotal................................          --               5         (316)       36        (743)          --
                                                ----------- ---------------  -----------  --------  ----------  -----------
Other comprehensive income (loss)..............          --               2           --        --          --           --
Purchases/(2)/.................................          --               1          228        26        (274)          --
Sales/(3)/.....................................          --             (20)         (53)       (2)          1          (11)
Settlements/(4)/...............................          --              --           --        (5)         --           --
Transfers into Level 3/(1)/....................          --              --           --        --          --           --
Transfers out of Level 3/(1)/..................          --              --           --        (2)         --           --
                                                ----------- ---------------  -----------  --------  ----------  -----------
BALANCE, DECEMBER 31, 2015..................... $        -- $            49  $    10,582  $    313  $   (5,146) $        31
                                                =========== ===============  ===========  ========  ==========  ===========

  /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.
  /(2)/For the GMIB reinsurance contract asset, and GMxB derivative features'
       liability, represents attributed fee.
  /(3)/For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GMxB derivative features liability represents benefits paid.
  /(4)/For contingent payment arrangements, it represents payments under the arrangement.

   The table below details changes in unrealized gains (losses) for 2017 and 2016 by category for Level 3 assets and liabilities still held at December 31, 2017 and 2016, respectively:

                                                              INCOME (LOSS)
                                                ----------------------------------------
                                                                   NET
                                                 INVESTMENT     DERIVATIVE
                                                    GAINS         GAINS
                                                (LOSSES), NET    (LOSSES)        OCI
                                                -------------- ------------- -----------
                                                              (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2017
STILL HELD AT DECEMBER 31, 2017
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate................................. $           -- $          -- $         4
     State and political subdivisions..........             --            --          --
     Commercial mortgage-backed................             --            --          45
     Asset-backed..............................             --            --          (9)
                                                -------------- ------------- -----------
       Subtotal................................ $           -- $          -- $        40
                                                -------------- ------------- -----------
   GMIB reinsurance contracts..................             --            69          --
   Separate Accounts' assets/(1)/..............             29            --          --
   GMxB derivative features' liability.........             --         1,494          --
                                                -------------- ------------- -----------
       Total................................... $           29 $       1,563 $        40
                                                ============== ============= ===========

                                                                Income (Loss)
                                                --------------------------------------------
                                                 Investment         Net
                                                    Gains     Derivative Gains
                                                (Losses), Net     (losses)           OCI
                                                ------------- ----------------  ------------
                                                                (in millions)

Level 3 Instruments
Full Year 2016
Still Held at December 31, 2016
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate.................................  $         --   $           --  $         11
     State and political subdivisions..........            --               --            (1)
     Commercial mortgage-backed................            --               --             9
     Asset-backed..............................            --               --             1
                                                 ------------   --------------  ------------
       Subtotal................................  $         --   $           --  $         20
                                                 ------------   --------------  ------------
     GMIB reinsurance contracts................            --             (262)           --
     Separate Accounts' assets/(1)/............            20               --            --
     GMxB derivative features' liability.......            --              140            --
                                                 ------------   --------------  ------------
       Total...................................  $         20   $         (122) $         20
                                                 ============   ==============  ============

  /(1)/There is an investment expense that offsets this investment gain (loss).

   The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2017 and 2016, respectively.

        QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
                               DECEMBER 31, 2017

                                FAIR         VALUATION              SIGNIFICANT                      WEIGHTED
                                VALUE        TECHNIQUE           UNOBSERVABLE INPUT        RANGE     AVERAGE
                               ------- ---------------------- ------------------------- ------------ --------
ASSETS:                                                    (IN MILLIONS)
Investments:
  Fixed maturities,
   available-for-sale:
   Corporate.................. $    53 Matrix pricing model             Spread over the
                                                                      industry-specific
                                                                  benchmark yield curve 0 - 565 BPS  125 BPS

                                   789 Market comparable               EBITDA multiples 5.3X - 27.9X  12.9X
                                       companies                          Discount rate 7.2% - 17.0%  11.1%
                                                                    Cash flow Multiples 9.0X - 17.7X  13.1X
-------------------------------------------------------------------------------------------------------------

Separate Accounts' assets.....     326 Third party appraisal        Capitalization rate     4.6%
                                                               Exit capitalization rate     5.6%
                                                                          Discount rate     6.6%

                                     1 Discounted cash flow            Spread over U.S.
                                                                         Treasury curve   243 BPS
                                                                        Discount factor     4.4%
-------------------------------------------------------------------------------------------------------------

GMIB reinsurance contract       10,488 Discounted cash flow                 Lapse Rates 1.0% - 6.3%
  asset.......................                                         Withdrawal rates 0.0% - 8.0%
                                                                 GMIB Utilization Rates 0.0% - 16.0%
                                                                   Non-performance risk 5BPS - 10BPS
                                                              Volatility rates - Equity 9.9% - 30.9%
-------------------------------------------------------------------------------------------------------------

                               FAIR        VALUATION              SIGNIFICANT                          WEIGHTED
                               VALUE       TECHNIQUE           UNOBSERVABLE INPUT          RANGE       AVERAGE
                               ------ --------------------- ------------------------- ---------------- --------
                                                                (IN MILLIONS)

LIABILITIES:
GMIBNLG....................... $4,056 Discounted cash flow            Non-performance
                                                                      riskLapse Rates       1.0%
                                                                     Withdrawal Rates   0.8% - 26.2%
                                                                Utilization Rates NLG   0.0% - 12.4%
                                                                     Forfeiture Rates   0.0% - 16.0%
                                                                     Long-term equity   0.55% - 2.1%
                                                                           Volatility      20.0%
---------------------------------------------------------------------------------------------------------------
GWBL/GMWB.....................    130 Discounted cash flow      Lapse RatesWithdrawal   0.9% - 5.7%
                                                              Rates Utilization Rates   0.0% - 7.0%
                                                            Volatility rates - Equity 100% AFTER DELAY
                                                                                        9.9% - 30.9%
---------------------------------------------------------------------------------------------------------------
GIB...........................   (27) Discounted cash flow      Lapse RatesWithdrawal   0.9% - 5.7%
                                                              Rates Utilization Rates   0.0% - 7.0%
                                                            Volatility rates - Equity   0.0% - 16.0%
                                                                                        9.9% - 30.9%
---------------------------------------------------------------------------------------------------------------
GMAB..........................      5 Discounted cash flow      Lapse RatesVolatility   0.5% - 11.0%
                                                                       rates - Equity   9.9% - 30.9%
---------------------------------------------------------------------------------------------------------------

        Quantitative Information about Level 3 Fair Value Measurements
                               December 31, 2016

                                Fair         Valuation                  Significant                               Weighted
                                Value        Technique               Unobservable Input               Range       Average
                               ------- ---------------------- --------------------------------- ----------------- --------
Assets:                                                           (in millions)
Investments:
Fixed maturities,
  available-for-sale:
   Corporate.................. $    55 Matrix pricing model
                                                              Spread over the industry-specific
                                                                          benchmark yield curve  0 bps - 565 bps  151 bps

                                   636 Market comparable               EBITDA multiplesDiscount   4.3x - 25.6x     11.7x
                                         companies                     rate Cash flow Multiples   7.0% - 17.8%     11.4%
                                                                                                  14.0x - 16.5x    15.6x
--------------------------------------------------------------------------------------------------------------------------

   Asset-backed...............       2 Matrix pricing model                    Spread over U.S.
                                                                                 Treasury curve 25 bps - 687 bps  38 bps
--------------------------------------------------------------------------------------------------------------------------

Separate Accounts' assets.....     295 Third party appraisal                Capitalization rate       4.8%
                                                                       Exit capitalization rate       5.7%
                                                                                  Discount rate       6.6%

                                     3 Discounted cash flow                    Spread over U.S.
                                                                                 Treasury curve
                                                                         Gross domestic product
                                                                                           rate 273 bps - 512 bps 283 bps
                                                                                Discount factor    1.1% - 7.0%     4.3%
--------------------------------------------------------------------------------------------------------------------------

GMIB reinsurance contract       10,314 Discounted cash flow                         Lapse Rates    1.5% - 5.7%
  asset.......................                                                 Withdrawal rates    0.0% - 8.0%
                                                                         GMIB Utilization Rates   0.0% - 16.0%
                                                                           Non-performance risk  5 bps - 17 bps
                                                                      Volatility rates - Equity   11.0% - 38.0%
--------------------------------------------------------------------------------------------------------------------------
Liabilities:
GMIBNLG.......................   5,155 Discounted cash flow                     Non-performance
                                                                                riskLapse Rates       1.1%
                                                                               Withdrawal Rates   1.2% - 26.2%
                                                                          Utilization Rates NLG   0.0% - 11.5%
                                                                               Forfeiture Rates   0.0% - 16.0%
                                                                               Long-term equity   0.55% - 2.1%
                                                                                     Volatility       20.0%
--------------------------------------------------------------------------------------------------------------------------

                               Fair       Valuation              Significant                          Weighted
                               Value      Technique           Unobservable Input          Range       Average
                               ----- --------------------- ------------------------- ---------------- --------
                                                                (in millions)
GWBL/GMWB..................... $114  Discounted cash flow      Lapse RatesWithdrawal   1.0% - 5.7%
                                                             Rates Utilization Rates   0.0% - 7.0%
                                                           Volatility rates - Equity 100% after delay
                                                                                       9.0% - 35.0%
--------------------------------------------------------------------------------------------------------------
GIB...........................   30  Discounted cash flow                 Withdrawal   1.0% - 5.7%
                                                              RatesUtilization Rates   0.0% - 8.0%
                                                           Volatility rates - Equity 100% after delay
                                                                                       9.0% - 35.0%
--------------------------------------------------------------------------------------------------------------
GMAB..........................   20  Discounted cash flow      Lapse RatesVolatility   1.0% - 11.0%
                                                                      rates - Equity   9.0% - 35.0%
--------------------------------------------------------------------------------------------------------------

   Excluded from the tables above at December 31, 2017 and 2016, respectively, are approximately $370 million and $594 million Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. The fair value measurements of these Level 3 investments comprise approximately 24.0% and 37.5% of total assets classified as Level 3 and represent only 0.2% and 0.4% of total assets measured at fair value on a recurring basis at December 31, 2017 and 2016, respectively. These investments primarily consist of certain privately placed debt securities with limited trading activity, including commercial mortgage, residential mortgage and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   Included in the tables above at December 31, 2017 and 2016, respectively, are approximately $842 million and $691 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3. The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique, representing approximately 73.9% and 81.8% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2017 and 2016, there were no Level 3 securities that were determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2017 and 2016, are approximately 4.5% and 8.3%, respectively, of the total fair value of these Level 3 securities that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Included in other equity investments classified as Level 3 are reporting entities' venture capital securities in the Technology, Media and Telecommunications industries. The fair value measurements of these securities include significant unobservable inputs including an enterprise value to revenue multiples and a discount rate to account for liquidity and various risk factors. Significant increases (decreases) in the enterprise value to revenue multiple inputs in isolation would result in a significantly higher (lower) fair value measurement. Significant increases (decreases) in the discount rate would result in a significantly lower (higher) fair value measurement.

   Separate Accounts assets classified as Level 3 in the table at December 31, 2017 and 2016, primarily consist of a private real estate fund with a fair value of approximately $326 million and $295 million, a private equity investment with a fair value of approximately $0 million and $1 million and mortgage loans with fair value of approximately $1 million and $2 million, respectively. A third party appraisal valuation technique is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to the appraisal value would result in a higher (lower) measure of fair value. A discounted cash flow approach is applied to determine the private equity investment for which the significant unobservable assumptions are the gross domestic product rate formula and a discount factor that takes into account various risks, including the illiquid nature of the investment. A significant increase (decrease) in the gross domestic product rate would have a directionally inverse effect on the fair value of the security. With respect to the fair value measurement of mortgage loans a discounted cash flow approach is applied, a significant increase (decrease) in the assumed spread over U.S. Treasury securities would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. The remaining Separate Accounts investments classified as Level 3 excluded from the table consist of mortgage- and asset-backed securities with fair values of approximately $14 million and $8 million at December 31, 2017 and $12 million and $3 million at December 31, 2016, respectively. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using the Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset and liabilities includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset and liabilities.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIBNLG liability are lapse rates, withdrawal rates, GMIB utilization rates, adjustment for Non-performance risk and NLG forfeiture rates. NLG forfeiture rates are caused by excess withdrawals above the annual GMIB accrual rate that cause the NLG to expire. Significant decreases in lapse rates, NLG forfeiture rates, adjustment for non-performance risk and GMIB utilization rates would tend to increase the GMIBNLG liability, while decreases in withdrawal rates and volatility rates would tend to decrease the GMIBNLG liability.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

   During 2017, AB made the final contingent consideration payment relating to its 2014 acquisition and recorded a change in estimate and wrote off the remaining contingent consideration payable relating to its 2010 acquisition. As of December 31, 2017, one acquisition-related contingent consideration liability of $11 million remains relating to AB's 2016 acquisition, which was valued using a revenue growth rate of 31.0% and a discount rate ranging from 1.4% to 2.3%.

   The three AB acquisition-related contingent consideration liabilities (with a combined fair value of $18 million and $18 million as of December 31, 2017 and 2016, respectively) and are valued using a projected AUM growth rates with a weighted average of 18.0% for one acquisition and revenue growth rates and discount rates ranging from 4.0% to 31.0% and 1.4% to 6.4% respectively, for the three acquisitions.

   The carrying values and fair values at December 31, 2017 and 2016 for financial instruments not otherwise disclosed in Notes 3 and 12 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

                                                                    FAIR VALUE
                                              ------------------------------------------------------
                                               CARRYING
                                                VALUE     LEVEL 1  LEVEL 2     LEVEL 3      TOTAL
                                              ----------- ------- ---------- ----------- -----------
                                                                  (IN MILLIONS)
December 31, 2017:...........................
Mortgage loans on real estate................ $    10,935 $    -- $       -- $    10,895 $    10,895
Loans to affiliates..........................         703 $    --        700          --         700
Policyholders liabilities: Investment
  contracts..................................       2,068      --         --       2,170       2,170
Funding Agreements...........................       3,014      --      3,020          --       3,020
Policy loans.................................       3,315                 --       4,210       4,210
Short-term and Long-term debt................         769      --        768          --         768
Separate Account Liabilities.................       7,537      --         --       7,537       7,537
December 31, 2016:
Mortgage loans on real estate................ $     9,757 $    -- $       -- $     9,608 $     9,608
Loans to affiliates..........................         703      --        775          --         775
Policyholders liabilities: Investment
  contracts..................................       2,226      --         --       2,337       2,337
Funding Agreements...........................       2,255      --      2,202          --       2,202
Policy loans.................................       3,361      --         --       4,257       4,257
Short-term and Long-term debt................         513      --        513          --         513
Separate Account Liabilities.................       6,194      --         --       6,194       6,194

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   Fair values for the Company's long-term debt related to real estate joint ventures is determined by a third party appraisal and assessed for reasonableness. The Company's short-term debt primarily includes commercial paper issued by AB with short-term maturities and book value approximates fair value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined from quotations provided by brokers knowledgeable about these securities and internally assessed for reasonableness, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. treasury yield curve and historical loan repayment patterns.

   Fair values for FHLBNY funding agreements are determined from a matrix pricing model and are internally assessed for reasonableness. The matrix pricing model for FHLBNY funding agreements utilizes an independently sourced U.S. Treasury curve which is separately sourced from the Barclays' suite of curves.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholders' account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and Escrow Shield Plus product reserves are held at book value.

8) INSURANCE LIABILITIES

    A) Variable Annuity Contracts - GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

      . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the direct GMDB and GMIB with no NLG features liabilities, before reinsurance ceded, reflected in the consolidated balance sheets in future policy benefits and other policyholders' liabilities:

                                                GMDB      GMIB      TOTAL
                                              --------  --------  --------
                                                      (IN MILLIONS)
Balance at January 1, 2015................... $  1,725  $  4,702  $  6,427
  Paid guarantee benefits....................     (313)      (89)     (402)
  Other changes in reserve...................    1,579      (727)      852
                                              --------  --------  --------
Balance at December 31, 2015.................    2,991     3,886     6,877
  Paid guarantee benefits....................     (357)     (281)     (638)
  Other changes in reserve...................      531       265       796
                                              --------  --------  --------
Balance at December 31, 2016.................    3,165     3,870     7,035
  Paid guarantee benefits....................     (354)     (151)     (505)
  Other changes in reserve...................    1,269     1,083     2,352
                                              --------  --------  --------
Balance at December 31, 2017................. $  4,080  $  4,802  $  8,882
                                              ========  ========  ========

   The following table summarizes the ceded GMDB liabilities, reflected in the consolidated balance sheets in amounts due from reinsurers:

                                                  GMDB
                                              -------------
                                              (IN MILLIONS)
Balance at January 1, 2015................... $         833
  Paid guarantee benefits....................          (148)
  Other changes in reserve...................           745
                                              -------------
Balance at December 31, 2015.................         1,430
  Paid guarantee benefits....................          (174)
  Other changes in reserve...................           302
                                              -------------
Balance at December 31, 2016.................         1,558
  Paid guarantee benefits....................          (171)
  Other changes in reserve...................           643
                                              -------------
Balance at December 31, 2017................. $       2,030
                                              =============

   The liability for the GMxB derivative features liability, the liability for SCS, SIO, MSO and IUL indexed features and the GMIB reinsurance contracts are considered embedded or freestanding insurance derivatives and are reported at fair value. Summarized in the table below is a summary of the fair value of these liabilities at December 31, 2017 and 2016:

                                                  DECEMBER 31,
                                              --------------------
                                                 2017      2016
                                              ---------  ---------
                                                 (IN MILLIONS)
GMIBNLG /(1)/................................ $   4,056  $   5,155
SCS, MSO, IUL features/ (2)/.................     1,698        887
GWBL/GMWB/(1)/...............................       130        114
GIB/(1)/.....................................       (27)        30
GMAB/(1)/....................................         5         20
                                              ---------  ---------
Total Embedded and Freestanding derivative
  liability.................................. $   5,862  $   6,206
                                              =========  =========
GMIB reinsurance contract asset /(3)/........ $  10,488  $  10,314
                                              =========  =========

  /(1)/Reported in future policyholders' benefits and other policyholders'
       liabilities in the consolidated balance sheets.
  /(2)/Reported in policyholders' account balances in the consolidated balance sheets.
  /(3)/Reported in GMIB reinsurance contract asset, at fair value in the consolidated balance sheets.

   The December 31, 2017 values for direct variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of utilization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                    RETURN OF
                                                     PREMIUM    RATCHET   ROLL-UP     COMBO      TOTAL
                                                    ---------  --------  ---------  ---------  ---------
                                                                    (DOLLARS IN MILLIONS)
GMDB:
-----
  Account values invested in:
   General Account................................. $  13,820  $    109  $      65  $     200  $  14,194
   Separate Accounts............................... $  45,816  $  9,556  $   3,516  $  35,784  $  94,672
  Net amount at risk, gross........................ $     169  $     57  $   1,961  $  15,340  $  17,527
  Net amount at risk, net of amounts reinsured..... $     169  $     39  $   1,344  $   6,294  $   7,846
  Average attained age of contractholders'.........      51.3      66.3       72.9       68.2       55.1
  Percentage of contractholders' over age 70.......       9.6%     40.2%      63.1%      46.5%      18.1%
  Range of contractually specified interest rates..      N.A.      N.A.     3% - 6%  3% - 6.5%  3% - 6.5%

GMIB:
-----
  Account values invested in:
   General Account.................................      N.A.      N.A.  $      23  $     293  $     316
   Separate Accounts...............................      N.A.      N.A.  $  21,195  $  41,091  $  62,286
  Net amount at risk, gross........................      N.A.      N.A.  $     917  $   6,337  $   7,254
  Net amount at risk, net of amounts reinsured.....      N.A.      N.A.  $     287  $   1,561  $   1,848
  Weighted average years remaining until
   utilization.....................................      N.A.      N.A.        1.6        0.7        0.8
  Range of contractually specified interest rates..      N.A.      N.A.     3% - 6%  3% - 6.5%  3% - 6.5%

   For more information about the reinsurance programs of the Company's GMDB and GMIB exposure, see "Reinsurance Agreements" in Note 9.

..   VARIABLE ANNUITY IN-FORCE MANAGEMENT. The Company proactively manages its variable annuity in-force business. Since in 2012, the Company has initiated several programs to purchase from certain policyholders the GMDB and GMIB riders contained in their Accumulator contracts. In March 2016, a program to give policyholders an option to elect a full buyout of their rider or a new partial (50)% buyout of their rider expired. The Company believes that buyout programs are mutually beneficial to both the Company and policyholders who no longer need or want all or part of the GMDB or GMIB rider. To reflect the actual payments from the buyout program that expired in March 2016 the Company recognized a $4 million increase to Net income in 2016.

    B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Because variable annuity contracts offer both GMDB and GMIB features, GMDB and GMIB amounts are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                               DECEMBER 31,
                                              ---------------
                                               2017    2016
                                              ------- -------
                                               (IN MILLIONS)
GMDB:
-----
Equity....................................... $78,069 $69,625
Fixed income.................................   2,234   2,483
Balanced.....................................  14,084  14,434
Other........................................     285     348
                                              ------- -------
Total........................................ $94,672 $86,890
                                              ======= =======

                                                 DECEMBER 31,
                                              -------------------
                                                2017      2016
                                              --------- ---------
                                                 (IN MILLIONS)

GMIB:
-----
Equity....................................... $  50,429 $  45,931
Fixed income.................................     1,568     1,671
Balanced.....................................    10,165    10,097
Other........................................       124       149
                                              --------- ---------
Total........................................ $  62,286 $  57,848
                                              ========= =========

    C) Hedging Programs for GMDB, GMIB, GIB and Other Features

   Beginning in 2003, the Company established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not externally reinsured. At December 31, 2017, the total account value and net amount at risk of the hedged variable annuity contracts were $55,771 million and $6,893 million, respectively, with the GMDB feature and $42,077 million and $2,613 million, respectively, with the GMIB and GIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net derivative gains (loss) in the period in which they occur, and may contribute to income (loss) volatility.

    D) Variable and Interest-Sensitive Life Insurance Policies--NLG

   The NLG feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The NLG remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the NLG liabilities, reflected in the General Account in Future policy benefits and other policyholders' liabilities, the related reinsurance reserve ceded, reflected in Amounts due from reinsurers and deferred cost of reinsurance, reflected in Other assets in the Consolidated balance sheets:

                                               DIRECT    REINSURANCE
                                              LIABILITY     CEDED        NET
                                              ---------  -----------  --------
                                                        (IN MILLIONS)
Balance at January 1, 2015...................   $   979     $   (526) $    453
  Other changes in reserves..................       165           16       181
                                                -------     --------  --------
Balance at December 31, 2015.................     1,144         (510)      634
  Other changes in reserves..................        53          (99)      (46)
                                                -------     --------  --------
Balance at December 31, 2016.................     1,197         (609)      588
  Paid Guaranteed Benefits...................       (24)          --       (24)
  Other changes in reserves..................      (487)         (55)     (542)
                                                -------     --------  --------
Balance at December 31, 2017.................   $   686     $   (664) $     22
                                                =======     ========  ========

9) REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with unaffiliated insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The following table summarizes the effect of reinsurance:

                                               2017    2016    2015
                                              ------  ------  ------
                                                   (IN MILLIONS)
Direct premiums.............................. $  880  $  850  $  818
Reinsurance assumed..........................    195     206     207
Reinsurance ceded............................   (171)   (176)   (173)
                                              ------  ------  ------
Premiums..................................... $  904  $  880  $  852
                                              ======  ======  ======
Policy charges and fee income ceded.......... $  718  $  640  $  645
                                              ======  ======  ======
Policyholders' Benefits Ceded................ $  694  $  942  $  527
                                              ======  ======  ======

   Ceded Reinsurance

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains on a per life basis up to $25 million for single lives and $30 million for joint lives with the excess 100% reinsured. The Company also reinsures risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2017, the Company had reinsured with non-affiliates in the aggregate approximately 3.5% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 16.8% of its current liability exposure resulting from the GMIB feature. For additional information, see
   Note 8 "Insurance Liabilities."

   Based on management's estimates of future contract cash flows and experience, the estimated net fair values of the ceded GMIB reinsurance contracts, considered derivatives at December 31, 2017 and 2016 were $10,488 million and $10,314 million, respectively. The increases (decreases) in estimated fair value were $174 million, $(268) million and $(141) million for 2017, 2016 and 2015, respectively.

   At December 31, 2017 and 2016, third-party reinsurance recoverables related to insurance contracts amounted to $2,420 million and $2,458 million, respectively. Additionally, $1,904 million and $2,381 million of the amounts due to reinsurers related to three specific reinsurers, which were Zurich Insurance Company Ltd. (AA -- rating), Connecticut General Life Insurance Company (AA -- rating) and Paul Revere Life Insurance Company (A-rating). A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations, the Company continues to have the direct obligation.

   Reinsurance payables related to insurance contracts were $134 million and $125 million, at December 31, 2017 and 2016, respectively.

   The Company cedes substantially all of its run-off health business to a third party insurer. Insurance liabilities ceded totaled $71 million and $82 million at December 31, 2017 and 2016, respectively.

   The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   Assumed Reinsurance

   In addition to the sale of insurance products, the Company currently acts as a professional retrocessionaire by assuming risk from professional reinsurers. The Company assumes accident, life, health, aviation, special risk and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves were $716 million and $734 million at December 31, 2017 and 2016, respectively.

   For affiliated reinsurance agreements see "Related Party Transactions" in
   Note 11.

10)SHORT-TERM AND LONG-TERM DEBT

   Short-term and long-term debt consists of the following:

                                              DECEMBER 31,
                                              -------------
                                               2017   2016
                                              ------ ------
                                              (IN MILLIONS)
Short-term debt:
   AB revolving credit facility (with
     interest rate of 2.4%).................. $   75 $   --
   AB commercial paper (with interest rates
     of 1.6% and 0.9%).......................    491    513
                                              ------ ------
Total short-term debt........................ $  566 $  513
                                              ------ ------
Long-term debt:
   AXA Equitable non-recourse mortgage debt
     (with interest rate of 4.1%)............     82     --
   AXA Equitable non-recourse mortgage debt
     (with interest rate of 3.9%)............    121     --
                                              ------ ------
Total Short-term and Long-term debt.......... $  769 $  513
                                              ====== ======

   Short-term Debt

   On December 1, 2016, AB entered into a $200 million, unsecured 364-day senior revolving credit facility (the "AB Revolver") with a leading international bank and the other lending institutions that may be party thereto. On November 29, 2017, as part of an amendment and restatement, the maturity date of the AB Revolver was extended from November 29, 2017 to November 28, 2018. There were no other significant changes included in the amendment. The AB Revolver is available for AB's and SCB LLC's business purposes, including the provision of additional liquidity to meet funding requirements primarily related to SCB LLC's operations. Both AB and SCB LLC can draw directly under the AB Revolver and management expects to draw on the AB Revolver from time to time. AB has agreed to guarantee the obligations of SCB LLC under the AB Revolver. The AB Revolver contains affirmative, negative and financial covenants which are identical to those of the AB Credit Facility described below. As of December 31, 2017, AB had $75 million outstanding under the AB Revolver with an interest rate of 2.4%.

   As of December 31, 2017 and 2016, AB had $491 million and $513 million, respectively, in commercial paper outstanding with weighted average interest rates of approximately 1.6% and 0.9%, respectively.

   Long-term Debt

   As of December 31, 2017, AXA Equitable had $121 million and $82 million in mortgage debt outstanding related to two consolidated real estate joint ventures due August 2027 and September 2022, respectively, with weighted average interest rates of approximately 3.9% and 4.1%, respectively.

   Credit Facilities

   Credit facilities available to the Company consist of following:

                                                      DATE                         AVAILABLE TO COMPANY
                                              ---------------------                -------------------
FACILITIES                                      START     MATURITY  TOTAL FACILITY REVOLVER   SWINGLINE
----------                                    ---------- ---------- -------------- ---------  ---------
                                                                              (IN MILLIONS)
SYNDICATED FACILITIES:
   AB Revolver............................... 11/29/2017 11/28/2018 $          200 $     200  $      --
   AB Credit Facility........................ 10/22/2014 10/22/2019 $        1,000 $   1,000  $     240

   Additional Credit Facilities Available

   AB has a $1,000 million committed, unsecured senior revolving credit facility ("AB Credit Facility") with a group of commercial banks and other lenders, which matures on October 22, 2019. The AB Credit Facility provides for possible increases in the principal amount by up to an aggregate incremental amount of $250 million; any such increase is subject to the consent of the affected lenders. The AB Credit Facility is available for AB and SCB LLC's business purposes, including the support of AB's
   $1,000 million commercial paper program. Both AB and SCB LLC can draw directly under the AB Credit Facility and management may draw on the AB Credit Facility from time to time. AB has agreed to guarantee the obligations of SCB LLC under the AB Credit Facility.

   The AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. As of December 31, 2017, AB and SCB LLC were in compliance with these covenants. The AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency- or bankruptcy-related events of default, all amounts payable under the AB Credit Facility automatically would become immediately due and payable, and the lender's commitments automatically would terminate.

   Amounts under the AB Credit Facility may be borrowed, repaid and re-borrowed by AB and SBC LLC from time to time until the maturity of the facility. Voluntary prepayments and commitment reductions requested by AB and SBC LLC are permitted at any time without fee (other than customary breakage costs relating to the prepayment of any drawn loans) upon proper notice and subject to a minimum dollar requirement. Borrowings under the AB Credit Facility bear interest at a rate per annum, which will be, at AB and SBC LLC'S option, a rate equal to an applicable margin, which is subject to adjustment based on the credit ratings of AB, plus one of the following indexes: London Interbank Offered Rate; a floating base rate; or the Federal Funds rate.

   As of December 31, 2017, AB and SCB LLC had no amounts outstanding under the AB Credit Facility and did not draw upon the AB Credit Facility in 2017.

   SCB LLC has three uncommitted lines of credit with three financial institutions. Two of these lines of credit permit SCB LLC to borrow up to an aggregate of approximately $175 million, with AB named as an additional borrower, while line one has no stated limit. As of December 31, 2017, SCB LLC had no bank loans outstanding.

11)RELATED PARTY TRANSACTIONS

   LOANS TO AFFILIATES. In September 2007, AXA issued a $650 million 5.4% Senior Unsecured Note to AXA Equitable. The note pays interest semi-annually and was scheduled to mature on September 30, 2012. In March 2011, the maturity date of the note was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. In November 2014, this loan was refinanced and a new
   $382 million, seven year term loan with an interest rate of 4.0% was issued. In January 2016, the property was sold and a portion of the proceeds was used to repay the $382 million term loan outstanding and a $65 million prepayment penalty.

   In third quarter 2013, AXA Equitable purchased AXA RE Arizona Company's ("AXA RE Arizona") $50 million note receivable from AXA. AXA RE Arizona is a wholly-owned subsidiary of AXA Financial. This note pays interest semi-annually at an interest rate of 5.4% and matures on December 15, 2020.

   LOANS FROM AFFILIATES. In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% which was scheduled to mature on December 1, 2035. In December 2014, AXA Equitable repaid this note at par value plus interest accrued of $1 million to AXA Financial.

   In December 2008, AXA Equitable issued a $500 million callable 7.1% surplus note to AXA Financial. The note paid interest semi-annually and was scheduled to mature on December 1, 2018. In June 2014, AXA Equitable repaid this note at par value plus interest accrued of $3 million to AXA Financial.

   COST SHARING AND SERVICE AGREEMENTS. The Company provides personnel services, employee benefits, facilities, supplies and equipment under service agreements with AXA Financial, certain AXA Financial subsidiaries and affiliates to conduct their business. In addition, the Company participates in certain cost sharing and service agreements with AXA and other nonconsolidated affiliates (collectively, "AXA Affiliates"), including technology and professional development arrangements. The costs related to the cost sharing and service agreements are allocated based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support each company.

   AFFILIATED DISTRIBUTION EXPENSE. AXA Equitable pays commissions and fees to AXA Distribution Holding and its subsidiaries ("AXA Distribution") for sales of insurance products. The commissions and fees paid to AXA Distribution are based on various selling agreements.

   AFFILIATED DISTRIBUTION REVENUE. AXA Distributors, a subsidiary of AXA Equitable, receives commissions and fee revenue from MONY America for sales of its insurance products. The commissions and fees earned from MONY America are based on the various selling agreements.

   INVESTMENT MANAGEMENT AND SERVICE FEES. AXA Equitable FMG, a subsidiary of AXA Equitable, provides investment management and administrative services to EQAT, VIP Trust, 1290 Funds and Other AXA Trusts, all of which are considered related parties. Investment management and service fees earned are calculated as a percentage of assets under management and are recorded as revenue as the related services are performed.

   INVESTMENT MANAGEMENT AND SERVICE EXPENSES. AXA Investment Managers Inc. ("AXA IM") and AXA Rosenberg Investment Management LLC ("AXA Rosenberg") provide sub-advisory services with respect to certain portfolios of EQAT, VIP Trust and the Other AXA Trusts. Also, AXA IM and AXA Real Estate Investment Managers ("AXA REIM") manage certain General Account investments. Fees paid to these affiliates are based on investment advisory service agreements with each affiliate.

   The table below summarizes the expenses reimbursed to/from the Company and fees received/paid by the Company in connection with agreements with AXA Affiliates described above for 2017, 2016 and 2015.

                                                2017     2016     2015
                                              -------- -------- --------
                                                    (in millions)
EXPENSES PAID OR ACCRUED FOR BY THE COMPANY:
General services provided by AXA Affiliates.. $    186 $    188 $    164
Paid or accrued commission and fee expenses
  for sale of insurance products by AXA
  Distribution...............................      608      587      603
Investment management services provided by
  AXA IM, AXA REIM and AXA Rosenberg.........        5        2        1
                                              -------- -------- --------
Total........................................      799      777      768
                                              ======== ======== ========
REVENUE RECEIVED OR ACCRUED FOR BY THE
COMPANY:
General services provided to AXA Affiliates..      456      531      491
Amounts received or accrued for commissions
  and fees earned for sale of MONY America's
  insurance products.........................       43       43       57
Investment management and administrative
  services provided to EQAT, VIP Trust, 1290
  Funds and Other AXA Trusts.................      720      674      707
                                              -------- -------- --------
Total........................................ $  1,219 $  1,248 $  1,255
                                              ======== ======== ========

   INSURANCE RELATED TRANSACTIONS. The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products through reinsurance transactions with AXA RE Arizona.

   The Company currently reinsures to AXA RE Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA RE Arizona also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA RE Arizona provide important capital management benefits to AXA Equitable. At December 31, 2017 and 2016, the Company's GMIB reinsurance asset with AXA RE Arizona had carrying values of $8,594 million and $8,578 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2017, 2016 and 2015 totaled approximately $454 million, $447 million and $453 million, respectively. Ceded claims paid in 2017, 2016 and 2015 were $213 million, $65 million and $54 million, respectively.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA RE Arizona to the extent that AXA RE Arizona holds assets in an irrevocable trust (the "Trust") ($9,786 million at December 31, 2017) and/or letters of credit ($3,990 million at December 31, 2017), out of which $250 million letters of credit are guaranteed by AXA Financial while the rest of the letters of credit are guaranteed by AXA. Under the reinsurance transactions, AXA RE Arizona is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA RE Arizona fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA RE Arizona's liquidity.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life, an affiliate. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis.

   Premiums earned in 2017, 2016 and 2015 were $20 million, $20 million and $21 million, respectively. Claims and expenses paid in 2017, 2016 and 2015 were $5 million, $6 million and $5 million, respectively.

   At December 31, 2017 and 2016, affiliated reinsurance recoverables related to insurance contracts amounted to $2,659 million and $2,177 million, respectively.

   In April 2015, AXA entered into a mortality catastrophe bond based on general population mortality in each of France, Japan and the U.S. The purpose of the bond is to protect AXA against a severe worldwide pandemic. AXA Equitable entered into a stop loss reinsurance agreement with AXA Global Life to protect AXA Equitable with respect to a deterioration in its claim experience following the occurrence of an extreme mortality event. Premiums and expenses associated with the reinsurance agreement were $4 million and $4 million in 2017 and 2016, respectively.

   Investment management and service fees includes certain revenues for services provided by AB to mutual funds sponsored by AB. These revenues are described below:

                                                2017    2016     2015
                                              -------- ------- --------
                                                    (IN MILLIONS)

Investment management and services fees...... $  1,148 $   999 $  1,056
Distribution revenues........................      398     372      415
Other revenues -- shareholder servicing fees.       73      76       85
Other revenues -- other......................        7       6        5

   OTHER TRANSACTIONS. Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable Qualified Pension Plan ("AXA Equitable QP") was transferred from AXA Equitable to AXA Financial under terms of an Assumption Agreement. For additional information regarding this transaction see "Employee Benefit Plans" in Note 12.

   In 2016, AXA Equitable sold artwork to AXA Financial and recognized a $20 million gain on the sale. AXA Equitable used the proceeds received from this sale to make a $21 million donation to AXA Foundation, Inc. (the "Foundation"). The Foundation was organized for the purpose of distributing grants to various tax-exempt charitable organizations and administering various matching gift programs for AXA Equitable, its subsidiaries and affiliates.

   In 2016, AXA Equitable and Saum Sing LLC ("Saum Sing"), an affiliate, formed Broad Vista Partners LLC ("Broad Vista"), of which AXA Equitable owns 70% and Saum Sing owns 30%. On June 30, 2016, Broad Vista entered into a real estate joint venture with a third party and AXA Equitable invested approximately $25 million, reported in Other equity investments in the consolidated balance sheets.

12)EMPLOYEE BENEFIT PLANS

   AXA Equitable Retirement Plans

   AXA Equitable sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $15 million, $16 million and $18 million in 2017, 2016 and 2015, respectively.

   AXA Equitable also sponsors the AXA Equitable Retirement Plan (the "AXA Equitable QP"), a frozen qualified defined benefit pension plan covering its eligible employees and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average income over a specified period in the plan.

   Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable QP was transferred from AXA Equitable to AXA Financial under the terms of an Assumption Agreement (the "Assumption Transaction"). Immediately preceding the Assumption Transaction, the AXA Equitable QP had plan assets (held in a trust for the exclusive benefit of plan participants) with market value of approximately $2,236 million and liabilities of approximately $2,447 million. The assumption by AXA Financial and resulting extinguishment of AXA Equitable's primary liability for its obligations under the AXA Equitable QP was recognized by AXA Equitable as a capital contribution in the amount of $211 million ($137 million, net of tax), reflecting the non-cash settlement of its net unfunded liability for the AXA Equitable QP at December 31, 2015. In addition, approximately
   $1,193 million ($772 million, net of tax) unrecognized net actuarial losses related to the AXA Equitable QP and accumulated in AOCI were also transferred to AXA Financial due to the Assumption Transaction. AXA Equitable remains secondarily liable for its obligations under the AXA Equitable QP and would recognize such liability in the event AXA Financial does not perform under the terms of the Assumption Agreement.

   AB Retirement Plans

   AB maintains the Profit Sharing Plan for Employees of AB, a tax-qualified retirement plan for U.S. employees. Employer contributions under this plan are discretionary and generally are limited to the amount deductible for federal income tax purposes.

   AB also maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AB in the United States prior to October 2, 2000 (the "AB Plan"). Benefits under the
   AB Plan are based on years of credited service and average final base salary.

   AB uses a December 31 measurement date for the AB Plan.

   Funding Policy

   The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Protection Act of 2006 (the "Pension Act"), and not greater than the maximum the Company can deduct for federal income tax purposes. Based on the funded status of the plans at December 31, 2016, AB contributed $4 million to the AB Plan during 2017. AB currently estimates that it will contribute $5 million to the AB Plan during 2018. No minimum funding contributions under ERISA are required to be made to the AXA Equitable plans, and management does not expect to make any discretionary contribution to those plans during 2018.

   Net Periodic Pension Expense

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                                2017     2016     2015
                                              --------  ------  --------
                                                     (IN MILLIONS)
Service cost................................. $     --  $   --  $      8
Interest cost................................        6       6        93
Expected return on assets....................       (5)     (5)     (159)
Actuarial (gain) loss........................        1       1         1
Net amortization.............................       --      --       110
                                              --------  ------  --------
Net Periodic Pension Expense................. $      2  $    2  $     53
                                              ========  ======  ========

   Changes in PBO

   Changes in the PBO of the Company's qualified plans were comprised of:

                                                 DECEMBER 31,
                                              ------------------
                                                2017      2016
                                              --------  --------
                                                 (IN MILLIONS)

Projected benefit obligation, beginning of
  year....................................... $    132  $    129
Interest cost................................        6         6
Actuarial (gains) losses.....................       14         2
Benefits paid................................       (6)       (5)
                                              --------  --------
  Projected Benefit Obligation...............      146       132
Transfer to AXA Financial....................       --        --
                                              --------  --------
Projected Benefit Obligation, End of Year.... $    146  $    132
                                              ========  ========

   Changes in Plan Assets/Funded Status

   The following table discloses the changes in plan assets and the funded status of the Company's qualified pension plans. The fair value of plan assets supporting the AXA Equitable QP liability was not impacted by the Assumption Transaction and the payment of plan benefits will continue to be made from the plan assets held in trust for the exclusive benefit of plan participants.

                                                DECEMBER 31,
                                              ----------------
                                                2017     2016
                                              --------  ------
                                                (IN MILLIONS)

Pension plan assets at fair value, beginning
  of year.................................... $     87  $   86
Actual return on plan assets.................       14       4
Contributions................................        4      --
Benefits paid and fees.......................       (4)     (3)
                                              --------  ------
Pension plan assets at fair value, end of
  year.......................................      101      87
PBO..........................................      146     132
                                              --------  ------
  Excess of PBO Over Pension Plan Assets.....      (45)    (45)
Transfer to AXA Financial.................... $     --  $   --
                                              --------  ------
Excess of PBO Over Pension Plan Assets, end
  of year.................................... $    (45) $  (45)
                                              ========  ======

   Accrued pension costs of $(45) million and $(45) million at December 31, 2017 and 2016, respectively, were recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans. The aggregate PBO/accumulated benefit obligation ("ABO") and fair value of pension plan assets for plans with PBOs/ABOs in excess of their assets were $146 million and $101 million, respectively, at December 31, 2017 and $132 million and $87 million, respectively, at December 31, 2016.

   Unrecognized Net Actuarial (Gain) Loss

   The following table discloses the amounts included in AOCI at December 31, 2017 and 2016 that have not yet been recognized as components of net periodic pension cost.

                                              DECEMBER 31,
                                              -------------
                                               2017   2016
                                              ------ ------
                                              (IN MILLIONS)

Unrecognized net actuarial (gain) loss....... $   55 $   51
Unrecognized prior service cost (credit).....      1      1
                                              ------ ------
  Total...................................... $   56 $   52
                                              ====== ======

   The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are approximately $1.6 million and $23,959, respectively.

   Pension Plan Assets

   The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the fair values of the Company's invested assets that are measured at fair value on a recurring basis. See Note 2 for a description of the fair value hierarchy.

   At December 31, 2017 and 2016, the total fair value of plan assets for the qualified pension plans was approximately $101 million and $87 million, respectively, all supporting the AB qualified retirement plan.

                                              DECEMBER 31,
                                              ------------
                                               2017   2016
                                              -----  -----
Fixed Maturities.............................  15.0%  18.0%
Equity Securities............................  66.0   61.0
Other........................................  19.0   21.0
                                              -----  -----
Total........................................ 100.0% 100.0%
                                              =====  =====

                                              LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
                                              ------- ------- ------- -----
                                                      (IN MILLIONS)
DECEMBER 31, 2017:
ASSET CATEGORIES
Common and preferred equity.................. $    24 $    -- $    -- $  24
Mutual funds.................................      55      --      --    55
                                              ------- ------- ------- -----
  Total assets in the fair value hierarchy...      79      --      --    79
Investments measured at net assets value.....      --      --      --    22
                                              ------- ------- ------- -----
   Investments at fair value................. $    79 $    -- $    -- $ 101
                                              ======= ======= ======= =====
December 31, 2016:
Asset Categories
Common and preferred equity.................. $    21 $    -- $    -- $  21
Mutual funds.................................      47      --      --    47
                                              ------- ------- ------- -----
  Total assets in the fair value hierarchy...      68      --      --    68
Investments measured at net assets value.....      --      --      --    19
                                              ------- ------- ------- -----
   Investments at fair value................. $    68 $    -- $    -- $  87
                                              ======= ======= ======= =====

   Plan asset guidelines for the AB qualified retirement plan specify an allocation weighting of 30% to 60% for return seeking investments (target of 40%), 10% to 30% for risk mitigating investments (target of 15%), 0% to 25% for diversifying investments (target of 17%) and 18% to 38% for dynamic asset allocation (target of 28%). Investments in mutual funds, hedge funds (and other alternative investments), and other commingled investment vehicles are permitted under the guidelines. Investments are permitted in overlay portfolios (regulated mutual funds) to complement the long-term strategic asset allocation. This portfolio overlay strategy is designed to manage short-term portfolio risk and mitigate the effect of extreme outcomes.

   Assumptions

   DISCOUNT RATE

   The benefits obligations and related net periodic costs of the Company's qualified and non-qualified pension plans are measured using discount rate assumptions that reflect the rates at which the plans' benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under each of the plans are discounted using a published high-quality bond yield curve as a practical expedient for a matching bond approach. Beginning in 2014, AXA Equitable uses the Citigroup Pension Above-Median-AA Curve (the "Citigroup Curve") for this purpose. The Company has concluded that an adjustment to the Citigroup Curve is not required after comparing the projected benefit streams of the plans to the cash flows and duration of the reference bonds.

   At December 31, 2015, AXA Equitable refined its calculation of the discount rate to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient. Use of the discrete approach at December 31, 2015 produced a discount rate for the AXA Equitable Life QP of 3.98% as compared to a 4.00% aggregate rate, thereby increasing the net unfunded PBO of the AXA Equitable Life QP by approximately $4 million in 2015.

   MORTALITY

   At December 31, 2015, AXA Equitable concluded to change the mortality projection scale used to measure and report the Company's defined benefit plan obligations from 125% Scale AA to Scale BB, representing a reasonable "fit" to the results of the AXA Equitable QP mortality experience study and a closer alignment to current thinking with respect to projections of mortality improvements.

   In October 2016, the Society of Actuaries ("SOA") released MP-2016, its second annual update to the "gold standard" mortality projection scale issued by the SOA in 2014, reflecting three additional years of historical U.S. population historical mortality data (2012 through 2014). Similar to its predecessor (MP-2015), MP-2016 indicated that, while mortality data continued to show longer lives, longevity was increasing at a slower rate and lagging behind that previously suggested both by MP-2015 and MP-2014. The Company considered this new data as well as observations made from current practice regarding how to best estimate improved trends in life expectancies and concluded to continue using the RP-2000 base mortality table projected on a full generational basis with Scale BB mortality improvements for purposes of measuring and reporting its consolidated defined benefit plan obligations at December 31, 2017.

   Actuarial computations used to determine net periodic costs were made utilizing the following weighted-average assumptions:

                                              Year ended December31,
                                              ---------------------
                                              2017    2016    2015
                                              ----    ----    ----
Discount rate on benefit obligations......... 4.55%   4.75%   4.30%
Expected long-term rate of return on plan
  assets.....................................  6.0%    6.5%    7.0%

   In developing the expected long-term rate of return on plan assets of 6.0%, management considered the historical returns and future expectations for returns for each asset category, as well as the target asset allocation of the portfolio. The expected long-term rate of return on assets is based on weighted average expected returns for each asset class.

   As of December 31, 2017, the mortality projection assumption has been updated to use the generational MP-2017 improvement scale. Previously, mortality was projected generationally using the MP-2016 improvements scale. The base mortality assumption remains at the RP-2014 white-collar mortality table for males and females adjusted back to 2006 using the MP-2014 improvement scale.

   The Internal Revenue Service ("IRS") recently updated the mortality tables used to determine lump sums. For fiscal year-end 2017, we reflected the actual IRS table for 2018 with assumed annual updates for years 2019 and later on the base table (RP-2014 backed off to 2006) with the assumed projection scale of MP-2017.

   The following table discloses assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2017 and 2016. As described above, AXA Equitable refined its calculation of the discount rate for the year ended December 31, 2015 valuation of its defined benefits plans to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient.

                                              DECEMBER 31,
                                              -----------
                                              2017   2016
                                              -----  -----
Discount rates:
   Other AXA Equitable defined benefit plans. 3.17%  3.48%
   AB Qualified Retirement Plan.............. 4.55%  4.75%
   Periodic cost............................. 3.48%   3.7%
   Expected long-term rates of return on
     pension plan assets (periodic cost).....  6.0%   6.5%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

   Future Benefits

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2018, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2017 and include benefits attributable to estimated future employee service.

                                                 PENSION
                                                BENEFITS
                                              -------------
                                              (IN MILLIONS)

2018.........................................  $          7
2019.........................................             7
2020.........................................             5
2021.........................................             6
2022.........................................             8
Years 2023-2027..............................            40

   AXA FINANCIAL ASSUMPTIONS

   In addition to the Assumption Transaction, since December 31, 1999, AXA Financial has legally assumed primary liability from AXA Equitable for all current and future liabilities of AXA Equitable under certain employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with all of these plans, as described in Note 12.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees, financial professionals and non-officer directors of AXA Financial and its subsidiaries, including the Company. AB also sponsors its own unit option plans for certain of its employees.

   Compensation costs for 2017, 2016 and 2015 for share-based payment arrangements as further described herein are as follows:

                                               2017   2016   2015
                                              ------ ------ ------
                                                 (IN MILLIONS)
Performance Shares........................... $   18 $   17 $   18
Stock Options (Other than AB stock options)..      1      1      1
AXA Shareplan................................      9     14     16
Restricted Awards............................    185    154    174
Other Compensation plans/(1)/................      2      1      2
                                              ------ ------ ------
Total Compensation Expenses.................. $  215 $  187 $  211
                                              ====== ====== ======

  /(1)/Other compensation plans include Stock Appreciation Rights, Restricted
       Stock and AXA Miles.

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance shares under the AXA International Performance Shares Plan (the "Performance Share Plan"). Prior to 2013, they were granted performance units under AXA's Performance Unit Plan.

   Non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) are granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA
   ADRs) annually under The Equity Plan for Directors. They also were granted ADR stock options in years prior to 2014.

   Performance Units and Performance Shares

   2017 GRANT. On June 21, 2017, under the terms of the Performance Share Plan, AXA awarded approximately 1.7 million unearned performance shares to employees of the Company. For employees in our retirement and protection businesses, the extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and the retirement and protection businesses are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2017, the expense associated with the June 21, 2017 grant of performance shares was approximately $9 million.

   SETTLEMENT OF 2014 GRANT IN 2017. On March 24, 2017, share distributions totaling of approximately $21 million were made to active and former AXA Equitable employees in settlement of 2.3 million performance shares earned under the terms of the AXA Performance Share Plan 2014.

   2016 GRANT. On June 6, 2016, under the terms of the Performance Share Plan, AXA awarded approximately 1.9 million unearned performance shares to employees of AXA Equitable. For employees in our retirement and protection businesses, the extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and the retirement and protection businesses are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2017 and 2016, the expense associated with the June 6, 2016 grant of performance shares was approximately $4 million and $10 million, respectively.

   SETTLEMENT OF 2013 GRANT IN 2016. On March 22, 2016, cash distributions of approximately $55 million were made to active and former AXA Equitable employees in settlement of 2.3 million performance units earned under the terms of the 2013 Performance Share Plan.

   2015 GRANT. On June 19, 2015, under the terms of the Performance Share Plan, AXA awarded approximately 1.7 million unearned performance shares to employees of AXA Equitable. For employees in our retirement and protection businesses, the extent to which 2016-2018 cumulative performance targets measuring the performance of AXA and the retirement and protection businesses are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2017, 2016 and 2015, the expense associated with the June 19, 2015 grant of performance shares was $3 million, $4 million and $8 million, respectively.

   SETTLEMENT OF 2012 GRANT IN 2015. On April 2, 2015, cash distributions of approximately $53 million were made to active and former AXA Equitable employees in settlement of approximately 2.3 million performance units earned under the terms of the AXA Performance Unit Plan 2012.

   The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for performance unit awards as they are settled in cash. The fair value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2017 and 2016 was $45 million and $31 million, respectively. Approximately 2 million outstanding performance shares are at risk to achievement of 2017 performance criteria, primarily representing all of the performance shares granted June 19, 2015 and the second tranche of performance shares granted March 24, 2014, for which cumulative average 2016-2018 and 2015-2017 performance targets will determine the number of performance units and shares earned under those awards, respectively.

   Stock Options

   2017 GRANT. On June 21, 2017, 0.5 million options to purchase AXA ordinary shares were granted to employees of the Company under the terms of the Stock Option Plan at an exercise price of (Euro)23.92. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 21, 2017, 0.3 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 21, 2017 have a ten-year term. The weighted average grant date fair value per option award was estimated at (Euro)1.78 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 25.05%, a weighted average expected term of 8.8 years, an expected dividend yield of 6.53% and a risk-free interest rate of 0.59%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2017, the Company recognized expenses associated with the June 21, 2017 grant of options of approximately $0.5 million.

   2016 GRANT. On June 6, 2016, 0.6 million options to purchase AXA ordinary shares were granted to employees of the Company under the terms of the Stock Option Plan at an exercise price of (Euro)21.52. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 6, 2016, 0.3 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 6, 2016 have a ten-year term. The weighted average grant date fair value per option award was estimated at (Euro)1.85 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 26.6%, a weighted average expected term of 8.1 years, an expected dividend yield of 6.49% and a risk-free interest rate of 0.33%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2017 and 2016, the Company recognized expenses associated with the June 6, 2015 grant of options of approximately $0.1 million and $0.6 million, respectively.

   2015 GRANT. On June 19, 2015, 0.4 million options to purchase AXA ordinary shares were granted to employees of the Company under the terms of the Stock Option Plan at an exercise price of (Euro)22.90. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 19, 2015, 0.2 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 19, 2015 have a ten-year term. The weighted average grant date fair value per option award was estimated at (Euro)1.58 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 23.68%, a weighted average expected term of 8.2 years, an expected dividend yield of 6.29% and a risk-free interest rate of 0.92%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2017, 2016 and 2015, the Company recognized expenses associated with the June 19, 2015 grant of options of approximately $0.1 million, $0.1 million and $0.3 million, respectively.

   Shares Authorized

   There is no limitation in the Stock Option Plan or the Equity Plan for Directors on the number of shares that may be issued pursuant to option or other grants.

   A summary of the activity in the AXA and the Company's option plans during 2017 follows:

                                                                             Options Outstanding
                                              ---------------------------------------------------------------------------------
                                                      AXA Ordinary Shares             AXA ADRs/(2)/         AB Holding Units
                                              ---------------------------------   ---------------------- ----------------------
                                                                  Weighted                     Weighted               Weighted
                                                Number            Average           Number     Average     Number     Average
                                              Outstanding         Exercise        Outstanding  Exercise  Outstanding  Exercise
                                              (In 000's)           Price          (In 000's)    Price    (In 000's)    Price
                                              -----------  --------------------   -----------  --------- -----------  ---------

Options Outstanding at January 1, 2017.......       9,536        (Euro)   21.02            45  $   24.90       5,085  $   49.45
Options granted..............................         488          (Euro) 23.92            --  $      --          --  $      --
Options exercised............................      (1,996) (Euro)         18.02            (2) $   21.35      (1,180) $   17.04
Options forfeited, net.......................          --  (Euro)            --            --  $      --          --  $      --
Options expired..............................      (2,626)                33.77            (8)     42.62        (823) $   84.96
                                               ----------                         -----------             ----------
Options Outstanding at December 31, 2017.....       5,402  (Euro)         17.36            35  $   20.98       3,082  $   52.37
                                               ==========  ====================   ===========  =========  ==========  =========
Aggregate Intrinsic..........................
Value of Options Outstanding/(1)/............              (Euro)     39,861/(2)/              $     303                     --
                                                           ====================                =========              =========
Weighted Average Remaining Contractual Term
  (in years).................................         4.2                                 1.2                    1.2
                                               ==========                         ===========             ==========
Options Exercisable at December 31, 2017.....       3,406  (Euro)         14.68            35  $   42.62       3,018  $   52.97
                                               ==========  ====================   ===========  =========  ==========  =========
Aggregate Intrinsic Value of Options
  Exercisable & Expected to Vest/(1)/........              (Euro)        34,275                $     303                     --
                                                           ====================                =========              =========
Weighted Average Remaining Contractual Term
  (in years).................................         2.8                                 1.2                    1.1
                                               ==========                         ===========             ==========

  /(1)/Aggregate intrinsic value, presented in thousands, is calculated as the excess of the closing market price on December 31, 2017 of the respective underlying shares over the strike prices of the option awards.
  /(2)/AXA ordinary shares will be delivered to participants in lieu of AXA
       ADRs at exercise or maturity.

   No stock options were exercised in 2017 and 2016. The intrinsic value related to exercises of stock options during 2015 was approximately
   $0.2 million, resulting in amounts currently deductible for tax purposes of approximately $0.1 million for the period then ended. In 2015, windfall tax benefits of approximately $0.1 million resulted from exercises of stock option awards.

   At December 31, 2017, AXA Financial held 22,974 AXA ordinary shares in treasury at a weighted average cost of $23.14 per share, which were designated to fund future exercises of outstanding stock options.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2017, 2016 and 2015, respectively.

                                                   AXA Ordinary Shares       AB Holding Units/(1)/
                                              ----------------------------  -----------------------
                                                2017      2016      2015    2017   2016      2015
                                              --------  --------  --------  ---- --------  --------

Dividend yield...............................     6.53%     6.49%     6.29%  N/A     7.10%     7.10%
Expected volatility..........................    25.05%    26.60%    23.68%  N/A    31.00%    32.10%
Risk-free interest rates.....................     0.59%     0.33%     0.92%  N/A     1.30%     1.50%
Expected life in years.......................     8.83       8.1       8.2   N/A      6.0       6.0
Weighted average fair value per option at
  grant date................................. $   2.01  $   2.06  $   1.73   N/A $   2.75  $   4.13

  /(1)/There were no options to buy AB Holding Units awarded during 2017. As such, the input assumptions for 2017 are not applicable.

   As of December 31, 2017, approximately $1 million of unrecognized compensation cost related to unvested stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 2.8 years.

   AXA OPTIONS VALUATION. The fair value of AXA stock options is calculated using the Black-Scholes option pricing model. The expected AXA dividend yield is based on market consensus. AXA share price volatility is estimated on the basis of implied volatility, which is checked against an analysis of historical volatility to ensure consistency. The risk-free interest rate is based on the Euro Swap Rate curve for the appropriate term. The effect of expected early exercise is taken into account through the use of an expected life assumption based on historical data.

   AB HOLDING UNIT OPTIONS VALUATION. The fair value of units representing assignments of beneficial ownership of limited partnership interests in AB Holding ("AB Holding Units") options is calculated using the Black-Scholes option pricing model. The expected cash distribution yield is based on the average of our distribution yield over the past four quarters. The volatility factor represents historical AB Holding Units price volatility over the same period as the expected term. The risk-free interest rate is based on the U.S. Treasury bond yield for the appropriate expected term. The expected term was calculated using the simplified method, due to the lack of sufficient historical data.

   Restricted Awards

   Under The Equity Plan for Directors, AXA Financial grants non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) restricted AXA ordinary shares. Likewise, AB awards restricted AB Holding units to independent members of its General Partner.

   The Company has also granted restricted AXA ordinary share units ("RSUs") to certain executives. The RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

   For 2017, 2016 and 2015, respectively, the Company recognized compensation costs of $185 million, $154 million and $174 million for outstanding restricted stock and RSUs. The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes are made until settlement and only for RSUs. At December 31, 2017, approximately
   19.1 million restricted AXA ordinary shares and AB Holding unit awards remain unvested. At December 31, 2017, approximately $57 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 3.0 years.

   The following table summarizes restricted AXA ordinary share activity for 2017. In addition, approximately 11,069 RSUs were granted during 2017 with graded vesting over a weighted average service period of 2.06 years.

                                                          WEIGHTED
                                              SHARES OF   AVERAGE
                                              RESTRICTED GRANT DATE
                                                STOCK    FAIR VALUE
                                              ---------- ----------
Unvested as of January 1, 2017...............     36,306 $    24.46
Granted......................................     12,929 $    27.49
Vested.......................................     11,819 $    24.30
                                               --------- ----------
Unvested as of December 31, 2017.............     37,416 $    24.04
                                               ========= ==========

   Unrestricted Awards

   Under the Equity Plan for Directors, AXA Financial provides a stock retainer to non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable). Pursuant to the terms of the retainer, the non-officer directors receive AXA ordinary shares valued at $55,000 each year, paid on a semi-annual basis. These shares are not subject to any vesting requirement or other restriction.

   AXA Shareplan

   In 2017, eligible employees of participating AXA Financial subsidiaries (including AXA Equitable) were offered the opportunity to purchase newly issued AXA ordinary shares, subject to plan limits, under the terms of AXA Shareplan 2017. Eligible employees could have reserved a share purchase during the reservation period from August 28, 2017 through September 8, 2017 and could have canceled their reservation or elected to make a purchase for the first time during the retraction/subscription period from October 13, 2017 through October 17, 2017. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 11, 2017 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of (Euro)20.19 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at an 8.98% formula discounted price of (Euro)22.96 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty-two week period preceding the scheduled end date of AXA Shareplan 2017, which is July 1, 2022. All subscriptions became binding and irrevocable on October 17, 2017.

   The Company recognized compensation expense of $9 million, $14 million and $16 million in 2017, 2016 and 2015 in connection with each respective year's offering of AXA stock under the AXA Shareplan, representing the aggregate discount provided to AXA Equitable participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. AXA Equitable participants in AXA Shareplan 2017, 2016 and 2015 primarily invested under Investment Option B for the purchase of approximately $4 million, $6 million and $5 million AXA ordinary shares, respectively.

   AXA Miles Program 2012

   On March 16, 2012, under the terms of the AXA Miles Program 2012, AXA granted 50 AXA Miles to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents a phantom share of AXA stock that will convert to an actual AXA ordinary share at the end of a four-year vesting period provided the employee or financial professional remains in the employ of the company or has retired from service. Half of each AXA Miles grant, or 25 AXA Miles, were subject to an additional vesting condition that required improvement in at least one of two AXA performance metrics in 2012 as compared to 2011. This vesting condition has been satisfied. On March 16, 2016, AXA ordinary share distributions totaling approximately $4 million were made to active and former employees of the Company in settlement of approximately 0.2 million AXA Miles earned under the terms of the AXA Miles Program 2012.

   AB Long-term Incentive Compensation Plans

   AB maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AB Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect, wholly-owned subsidiary of the Company, is obligated to make capital contributions to AB in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AB in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in AB Holding Units or certain investment products (primarily mutual funds) sponsored by AB. Beginning in 2009, annual awards granted under the Amended and Restated AB Incentive Compensation Award Program were in the form of restricted AB Holding Units.

   AB engages in open-market purchases of AB Holding Units to help fund anticipated obligations under its incentive compensation award program, for purchases of AB Holding Units from employees and other corporate purposes. During 2017 and 2016, AB purchased 9 million and 11 million Holding units for $220 million and $237 million respectively. These amounts reflect open-market purchases of 5 million and 8 million AB Holding units for $117 million and $176 million, respectively, with the remainder relating to purchases of AB Holding units from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, offset by AB Holding units purchased by employees as part of a distribution reinvestment election.

   During 2017, AB granted to employees and eligible directors 8.3 million restricted AB Holding unit awards (including 6.1 million granted in December for 2017 year-end awards).

   During 2016, AB granted to employees and eligible directors 7.0 million restricted AB Holding awards (including 6.1 million granted in December 2016 for year-end awards). The cost of awards made in the form of restricted AB Holding Units was measured, recognized, and disclosed as a share-based compensation program.

   During 2017 and 2016, AB Holding issued 1.2 million and 0.4 million AB Holding units, respectively, upon exercise of options to buy AB Holding units. AB Holding used the proceeds of $20 million and $6 million, respectively, received from employees as payment in cash for the exercise price to purchase the equivalent number of newly-issued AB Holding Units.

   Effective as of September 30, 2017, AB established the AB 2017 Long Term Incentive Plan ("2017 Plan"), which was adopted at a special meeting of AB Holding Unitholders held on September 29, 2017. The following forms of awards may be granted to employees and Eligible Directors under the 2017
   Plan: (i) restricted AB Holding Units or phantom restricted AB Holding Units (a "phantom" award is a contractual right to receive AB Holding Units at a later date or upon a specified event); (ii) options to buy AB Holding Units; and (iii) other AB Holding Unit-based awards (including, without limitation, AB Holding Unit appreciation rights and performance awards). The purpose of the 2017

   Plan is to promote the interest of AB by: (i) attracting and retaining talented officers, employees and directors, (ii) motivating such officers, employees and directors by means of performance-related incentives to achieve longer-range business and operational goals, (iii) enabling such officers, employees and directors to participate in the long-term growth and financial success of AB, and (iv) aligning the interests of such officers, employees and directors with those of AB Holding Unitholders. The 2017 Plan will expire on September 30, 2027, and no awards under the 2017 Plan will be made after that date. Under the 2017 Plan, the aggregate number of AB Holding Units with respect to which awards may be granted is 60 million, including no more than 30 million newly-issued AB Holding units.

   As of December 31, 2017, no options to buy AB Holding units had been granted and 6.1 million AB Holding units, net of withholding tax requirements, were subject to other AB Holding Unit awards made under the 2017 Plan or an equity compensation plan with similar terms that was canceled in 2017. AB Holding Unit-based awards (including options) in respect of 53.9 million AB Holding units were available for grant as of December 31, 2017.

   The AllianceBernstein 2010 Long Term Incentive Plan, as amended, was canceled on September 30, 2017. The awards and terms under the 2010 Long Term Incentive Plan were substantially similar to the 2017 Plan.

14)INCOME TAXES

   Income (loss) from continuing operations before income taxes included income from domestic operations of $2,115 million, $505 million and $924 million for the years ended December 31, 2017, 2016 and 2015, and income (losses) from foreign operations of $140 million, $117 million and $114 million for the years ended December 31, 2017, 2016 and 2015. Approximately $29 million, $31 million, and $28 million of the company's income tax expense is attributed to foreign jurisdictions for the years ended December 31, 2017, 2016 and 2015.

   A summary of the income tax (expense) benefit in the consolidated statements of income (loss) follows:

                                                 2017       2016     2015
                                              ----------  -------  -------
                                                      (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit.................. $       (6) $  (274) $   (19)
  Deferred (expense) benefit.................      1,145      358       41
                                              ----------  -------  -------
Total........................................ $    1,139  $    84  $    22
                                              ==========  =======  =======

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the income before income taxes and noncontrolling interest by the expected Federal income tax rate of 35.0%. The sources of the difference and their tax effects are as follows:

                                                 2017      2016     2015
                                              ---------  -------  --------
                                                      (IN MILLIONS)

Expected income tax (expense) benefit........ $    (789) $  (218) $   (363)
Noncontrolling interest......................       175      162       118
Non-taxable investment income (loss).........       250      175       189
Tax audit interest...........................        (6)     (22)        1
State income taxes...........................        (3)      (8)        1
Tax settlements/Uncertain Tax Position
  Release....................................       221       --        77
Change in Tax Law............................     1,308       --        --
Other........................................       (17)      (5)       (1)
                                              ---------  -------  --------
Income tax (expense) benefit................. $   1,139  $    84  $     22
                                              =========  =======  ========

   During the second quarter of 2017, the Company agreed to the Internal Revenue Service's Revenue Agent's Report for its consolidated 2008 and 2009 Federal corporate income tax returns. The impact on the Company's financial statements and unrecognized tax benefits was a tax benefit of $221 million.

   In second quarter 2015, the Company recognized a tax benefit of $77 million related to settlement with the IRS on the appeal of proposed adjustments to the Company's 2004 and 2005 Federal corporate income tax returns.

   The Tax Cuts and Jobs Act (the "Tax Reform Act") was enacted on December 22, 2017. The SEC issued Staff Accounting Bulletin No. 118 ("SAB 118") to address the application of U.S. GAAP in situations where a company does not have the necessary information available to complete its accounting for certain income tax effects of the Tax Reform Act. In accordance with SAB 118, the Company determined reasonable estimates for certain effects of the Tax Reform Act and recorded those estimates as provisional amounts in the 2017 financial statements due to the need for further analysis, collection and preparation of the relevant data necessary to complete the accounting. These amounts are subject to change as the information necessary to complete the calculations is obtained and as tax authorities issue further guidance.

   The following provisional amounts related to the impact of the Tax Reform Act are included in the Company's financial statements:

      . An income tax benefit of $1,331 million from the reduction of deferred tax liabilities due to lower corporate tax rates. The Company will recognize changes to this estimate as the calculation of cumulative temporary differences is refined.

      . An income tax expense of $23 million to account for the deemed repatriation of foreign earnings. The determination of this tax requires further analysis regarding the amount and composition of historical foreign earnings.

   The components of the net deferred income taxes are as follows:

                                               DECEMBER 31, 2017    December 31, 2016
                                              -------------------- --------------------
                                               ASSETS  LIABILITIES  Assets  Liabilities
                                              -------- ----------- -------- -----------
                                                            (IN MILLIONS)

Compensation and related benefits............ $     47  $       -- $     88  $       --
Net operating loss...........................       --          --       --          --
Reserves and reinsurance.....................       --          83       --         534
DAC..........................................       --         821       --       1,463
Unrealized investment gains (losses).........       --         298       --          23
Investments..................................       --         997       --       1,062
Alternative minimum tax credits..............      387          --      394          --
Other........................................       67          --        5          --
                                              --------  ---------- --------  ----------
Total........................................ $    501  $    2,199 $    487  $    3,082
                                              ========  ========== ========  ==========

   As of December 31, 2017, the Company had $387 million of AMT credits which do not expire. While the Tax Reform Act repealed the corporate AMT and allows for the refund of a portion of accumulated minimum tax credits, the refundable credits may be subject to a sequestration fee. Included in the deferred tax revaluation is a $20 million charge related to the sequestration of refundable AMT credits.

   In accordance with the recently enacted Tax Reform Act, the Company provided a $23 million provisional charge on the deemed repatriation of earnings associated with non-U.S. corporate subsidiaries. Therefore, the Company is no longer asserting permanent reinvestment of earnings overseas. Per SAB 118, the Company continues to evaluate the remaining income tax effects on the reversal of the indefinite reinvestment assertion as a result of the Tax Reform Act.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                               2017    2016   2015
                                              ------  ------ ------
                                                  (IN MILLIONS)

Balance at January 1,........................ $  457  $  418 $  475
Additions for tax positions of prior years...     28      39     44
Reductions for tax positions of prior years..   (245)     --   (101)
Additions for tax positions of current year..     --      --     --
Settlements with Tax Authorities.............    (33)     --     --
                                              ------  ------ ------
Balance at December 31,...................... $  207  $  457 $  418
                                              ------  ------ ------
Unrecognized tax benefits that, if
  recognized, would impact the effective rate    172     329    293
                                              ======  ====== ======

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2017 and 2016 were $23 million and $67 million, respectively. For 2017, 2016 and 2015, respectively, there were $(44) million, $15 million and $(25) million in interest expense related to unrecognized tax benefits.

   It is reasonably possible that the total amount of unrecognized tax benefits will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

   As of December 31, 2017, tax years 2010 and subsequent remain subject to examination by the IRS.

15)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in Net income (loss). The balances for the past three years follow:

                                                 DECEMBER 31,
                                              ------------------
                                               2017  2016   2015
                                              -----  ----  -----
                                                 (IN MILLIONS)
Unrealized gains (losses) on investments..... $ 617  $ 54  $ 248
Foreign currency translation adjustments.....   (36)  (77)   (59)
Defined benefit pension plans................   (51)  (46)   (43)
                                              -----  ----  -----
Total accumulated other comprehensive income
  (loss).....................................   530   (69)   146
                                              -----  ----  -----
Less: Accumulated other comprehensive
  (income) loss attributable to
  noncontrolling interest....................    68    86     69
                                              -----  ----  -----
Accumulated Other Comprehensive Income
  (Loss) Attributable to AXA Equitable....... $ 598  $ 17  $ 215
                                              =====  ====  =====

   The components of OCI for the past three years, net of tax, follow:

                                                 2017   2016    2015
                                                -----  -----  -------
                                                    (IN MILLIONS)
Foreign currency translation adjustments:
  Foreign currency translation gains
   (losses) arising during the period.......... $  41  $ (18) $   (25)
  (Gains) losses reclassified into net
   income (loss) during the period.............    --     --       --
                                                -----  -----  -------
  Foreign currency translation adjustment......    41    (18)     (25)
                                                -----  -----  -------
Change in net unrealized gains (losses) on
  investments:
  Net unrealized gains (losses) arising
   during the year.............................   741   (160)  (1,020)
  (Gains) losses reclassified into net
   income (loss) during the year/(1)/..........     8      2       12
                                                -----  -----  -------
Net unrealized gains (losses) on investments...   749   (158)  (1,008)
Adjustments for policyholders' liabilities,
  DAC, insurance liability loss recognition
  and other....................................  (186)   (36)     176
                                                -----  -----  -------
Change in unrealized gains (losses), net of
  adjustments (net of deferred income tax
  expense (benefit) of $(244) million, $(97)
  million, and $(454) million).................   563   (194)    (832)
                                                -----  -----  -------
Change in defined benefit plans:
  Net gain (loss) arising during the year......    --     --       --
  Prior service cost arising during the year...    --     --       --
   Less: reclassification adjustments to net
     income (loss) for:/(2)/...................
     Amortization of net (gains) losses
       included in net periodic cost...........    (5)    (3)      (4)
     Amortization of net prior service
       credit included in net periodic cost....    --     --       --
                                                -----  -----  -------
Change in defined benefit plans (net of
  deferred income tax expense (benefit) of
  $(2), $(2) and $(2)).........................    (5)    (3)      (4)
                                                -----  -----  -------
Total other comprehensive income (loss), net
  of income taxes..............................   599   (215)     861
Less: Other comprehensive (income) loss
  attributable to noncontrolling interest......   (18)    17       15
                                                -----  -----  -------
Other Comprehensive Income (Loss)
  Attributable to AXA Equitable................ $ 581  $(198) $  (846)
                                                =====  =====  =======

  /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(5) million, $(1) million and $(6) million for 2017, 2016 and 2015, respectively.

  /(2)/These AOCI components are included in the computation of net periodic costs (see "Employee Benefit Plans" in Note 12). Reclassification amounts presented net of income tax expense (benefit) of $2 million, $2 million and $2 million for 2017, 2016 and 2015, respectively.

   Investment gains and losses reclassified from AOCI to net income (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of income (loss). Amounts reclassified from AOCI to net income (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefit expenses in the consolidated statements of income (loss). Amounts presented in the table above are net of tax.

16)COMMITMENTS AND CONTINGENT LIABILITIES

   LITIGATION

   Litigation, regulatory and other loss contingencies arise in the ordinary course of the Company's activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, the use of captive reinsurers, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters.

   As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

   The outcome of a litigation or regulatory matter is difficult to predict and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

   For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2017, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date, to be up to approximately
   $90 million.

   For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

   In July 2011, a derivative action was filed in the United States District Court for the District of New Jersey entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("Sivolella Litigation") and a substantially similar action was filed in January 2013 entitled Sanford ET AL. v. AXA Equitable FMG ("Sanford Litigation"). These lawsuits were filed on behalf of a total of twelve mutual funds and, among other things, seek recovery under (i) Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and AXA Equitable FMG for investment management services and administrative services and
   (ii) a variety of other theories including unjust enrichment. The Sivolella Litigation and the Sanford Litigation were consolidated and a 25-day trial commenced in January 2016 and concluded in February 2016. In August 2016, the District Court issued its decision in favor of AXA Equitable and AXA Equitable FMG, finding that the plaintiffs had failed to meet their burden to demonstrate that AXA Equitable and AXA Equitable FMG breached their fiduciary duty in violation of Section 36(b) of the Investment Company Act or show any actual damages. In September 2016, the plaintiffs filed a motion to amend the District Court's trial opinion and to amend or make new findings of fact and/or conclusions of law. In December 2016, the District Court issued an order denying the motion to amend and plaintiffs filed a notice to appeal the District Court's decision to the U.S. Court of Appeals for the Third Circuit. We are vigorously defending this matter.

   In April 2014, a lawsuit was filed in the United States District Court for the Southern District of New York, now entitled Ross v. AXA Equitable Life Insurance Company. The lawsuit is a putative class action on behalf of all persons and entities that, between 2011 and March 11, 2014, directly or indirectly, purchased, renewed or paid premiums on life insurance policies issued by AXA Equitable (the "Policies"). The complaint alleges that AXA Equitable did not disclose in its New York statutory annual statements or elsewhere that the collateral for certain reinsurance transactions with affiliated reinsurance companies was supported by parental guarantees, an omission that allegedly caused AXA Equitable to misrepresent its "financial condition" and "legal reserve system." The lawsuit seeks recovery under
   Section 4226 of the New York Insurance Law of all premiums paid by the class for the Policies during the relevant period. In July 2015, the Court granted AXA Equitable's motion to dismiss for lack of subject matter jurisdiction. In April 2015, a second action in the United States District Court for the Southern District of New York was filed on behalf of a putative class of variable annuity holders with "Guaranteed Benefits Insurance Riders," entitled Calvin W. Yarbrough, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. The new action covers the same class period, makes substantially the same allegations, and seeks the same relief as the Ross action. In October 2015, the Court, on its own, dismissed the Yarbrough litigation on similar grounds as the Ross litigation. In December 2015, the Second Circuit denied the plaintiffs motion to consolidate their appeals but ordered that the appeals be heard together before a single panel of judges. In February 2017, the Second Circuit affirmed the decisions of the district court in favor of AXA Equitable, and that decision is now final because the plaintiffs failed to file a further appeal.

   In November 2014, a lawsuit was filed in the Superior Court of New Jersey, Camden County entitled Arlene Shuster, on behalf of herself and all others similarly situated v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all AXA Equitable variable life insurance policyholders who allocated funds from their policy accounts to investments in AXA Equitable's Separate Accounts, which were subsequently subjected to the volatility management strategy and who suffered injury as a result thereof. The action asserts that AXA Equitable breached its variable life insurance contracts by implementing the volatility management strategy. In February 2016, the Court dismissed the complaint. In March 2016, the plaintiff filed a notice of appeal. In August 2015, another lawsuit was filed in Connecticut Superior Court, Judicial Division of New Haven entitled Richard T. O'Donnell, on behalf of himself and all others similarly situated
   v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all persons who purchased variable annuities from AXA Equitable, which were subsequently subjected to the volatility management strategy and who suffered injury as a result thereof. Plaintiff asserts a claim for breach of contract alleging that AXA Equitable implemented the volatility management strategy in violation of applicable law. In November 2015, the Connecticut Federal District Court transferred this action to the United States District Court for the Southern District of New York. In March 2017, the Southern District of New York granted AXA Equitable's motion to dismiss the complaint. In April 2017, the plaintiff filed a notice of appeal. In April 2018, the appellate court reversed the trial court's decision and remanded the case back to Connecticut state court. We are vigorously defending these matters.

   In February 2016, a lawsuit was filed in the United States District Court for the Southern District of New York entitled Brach Family Foundation, Inc.
   v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action brought on behalf of all owners of universal life ("UL") policies subject to AXA Equitable's COI increase. In early 2016, AXA Equitable raised COI rates for certain UL policies issued between 2004 and 2007, which had both issue ages 70 and above and a current face value amount of $1 million and above. The current complaint alleges a claim for breach of contract and a claim that AXA Equitable made misrepresentations in violation of
   Section 4226 of the New York Insurance Law ("Section 4226"). Plaintiff seeks
   (a) with respect to its breach of contract claim, compensatory damages, costs, and, pre- and post-judgment interest, and (b) with respect to its claim concerning Section 4226, a penalty in the amount of premiums paid by the plaintiff and the putative class. AXA Equitable's response to the complaint was filed in February 2017. Additionally, a separate putative class action and seven individual actions challenging the COI increase have been filed against AXA Equitable in Federal or State courts. Within that group, all of the outstanding Federal actions (the second putative class action and three individual actions) have been transferred to the Federal court where the Brach Family Foundation, Inc. litigation is pending. In October 2017, the Brach court entered an order consolidating the Brach class action and the other putative class action for all purposes and has also ordered that the three individual actions be consolidated with the Brach litigation for the purposes of coordinating pre-trial activities. We are in various stages of motion practice in each of these matters and are vigorously defending them.

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2018 and the four successive years are $214 million, $207 million, $177 million, $169 million, $156 million and $334 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2018 and the four successive years is $56 million, $58 million, $41 million, $40 million, $37 million and $60 million thereafter.

   Rent expense, which is amortized on a straight-line basis over the life of the lease, was $142.9 million, $140.2 million, $137.7 million, respectively, for the years ended December 31, 2017, 2016 and 2015, net of sublease income of $16.4 million, $15.8 million, $5.2 million, respectively, for the years ended December 31, 2017, 2016 and 2015.

   Obligations under Funding Agreements

   Entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLBNY stock and the pledge of assets as collateral, AXA Equitable has purchased FHLBNY stock of $144 million and pledged collateral with a carrying value of $4,510 million, as of December 31, 2017. AXA Equitable issues short-term funding agreements to the FHLBNY and uses the funds for asset liability and cash management purposes. AXA Equitable issues long term funding agreements to the FHLBNY and uses the funds for spread lending purposes. Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. For other instruments used for asset/liability and cash management purposes, see "Derivative and offsetting assets and liabilities" included in Note 3. The table below summarizes AXA Equitable's activity of funding agreements with the FHLBNY.

                                               OUTSTANDING                                           REPAID
                                              BALANCE AT END      MATURITY OF        ISSUED DURING DURING THE
                                                 OF YEAR       OUTSTANDING BALANCE     THE YEAR       YEAR
                                              --------------- ---------------------- ------------- ----------
                                                                       (IN MILLIONS)
DECEMBER 31, 2017:
Short-term FHLBNY funding agreements.........             500 less than one month            6,000      6,000
Long-term FHLBNY funding agreements..........           1,244 less than 4 years                324
                                                          377 Less than 5 years                303
                                                          879 great than five years            135
                                              ---------------                        ------------- ----------
Total long-term funding agreements...........           2,500                                  762         --
                                              ---------------                        ------------- ----------
Total FHLBNY funding agreements at
  December 31, 2017/(1)/.....................           3,000                                6,762      6,000
                                              ===============                        ============= ==========
December 31, 2016:
Short-term FHLBNY funding agreements......... $           500 less than one month    $       6,000 $    6,000
Long-term FHLBNY funding agreements.......... $            58 less than 4 years      $          58 $       --
                                              $           862 Less than 5 years      $         862 $       --
                                              $           818 great than five years  $         818 $       --
                                              ---------------                        ------------- ----------
Total long-term funding agreements........... $         1,738                        $       1,738 $       --
                                              ---------------                        ------------- ----------
Total FHLBNY funding agreements at
  December 31, 2016.......................... $         2,238                        $       7,738 $    6,000
                                              ===============                        ============= ==========

  /(1)/The $14 million difference between the funding agreements carrying value shown in fair value table for 2017 reflects the remaining amortization of a hedge implemented and closed, which locked in the funding agreements borrowing rates.

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2017, 2016 and 2015, respectively, AXA Equitable recorded $29 million, $21 million and $3 million pre-tax charges related to severance and lease costs. The amounts recorded in 2015 included pre-tax charges of $25 million, respectively, related to the reduction in office space in the Company's 1290 Avenue of the Americas, New York, NY headquarters. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                              DECEMBER 31,
                                              ------------
                                               2017   2016
                                              -----  -----
                                              (IN MILLIONS)
SEVERANCE
Balance, beginning of year................... $  22  $  11
Additions....................................    17     20
Cash payments................................   (14)    (9)
Other reductions.............................    (2)    --
                                              -----  -----
Balance, end of Year......................... $  23  $  22
                                              =====  =====

                                               DECEMBER 31,
                                              --------------
                                               2017    2016
                                              ------  ------
                                               (IN MILLIONS)
LEASES
Balance, beginning of year................... $  170  $  190
Expense incurred.............................     29      12
Deferred rent................................     10       5
Payments made................................    (48)    (42)
Interest accretion...........................      4       5
                                              ------  ------
Balance, end of year......................... $  165  $  170
                                              ======  ======

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2017, these arrangements include commitments by the Company to provide equity financing of $715 million (including $193 million with affiliates and $22 million on consolidated VIEs) to certain limited partnerships and real estate joint ventures under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2017. The Company had $636 million of commitments under existing mortgage loan agreements at December 31, 2017.

   AB maintains a guarantee in connection with the AB Credit Facility. If SCB LLC is unable to meet its obligations, AB will pay the obligations when due or on demand. In addition, AB maintains guarantees totaling $375 million for the three of SCB LLC's four uncommitted lines of credit.

   AB maintains a guarantee with a commercial bank, under which it guarantees the obligations in the ordinary course of business of SCB LLC, Sanford C. Bernstein Limited ("SCBL") and AllianceBernstein Holdings (Cayman) Ltd. ("AB Cayman"). AB also maintains three additional guarantees with other commercial banks under which it guarantees approximately $410 million of obligations for SCBL. In the event that SCB LLC, SCBL or AB Cayman is unable to meet its obligations, AB will pay the obligations when due or on demand.

   During 2010, as general partner of the AB U.S. Real Estate L.P. (the "Real Estate Fund"), AB committed to invest $25 million in the Real Estate
   Fund. As of December 31, 2017, AB had funded $22 million of this commitment. As general partner of the AB U.S. Real Estate II L.P. ("Real Estate Fund II"), AB committed to invest $28 million in Real Estate Fund II. As of December 31, 2017, AB funded $10 million of this commitment

   During 2012, AB entered into an investment agreement under which it committed to invest up to $8 million in an oil and gas fund over a three-year period. As of December 31, 2017, AB had funded $6 million of this commitment.

   AB has not been required to perform under any of the above agreements and currently have no liability in connection with these agreements.

17)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under New York Insurance law, a domestic life insurer may not, without prior approval of the NYDFS, pay a dividend to its shareholders exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than approximately $1,242 million during 2018. Payment of dividends exceeding this amount requires the insurer to file a notice of its intent to declare such dividends with the NYDFS who then has 30 days to disapprove the distribution. For 2017, 2016 and 2015, respectively, AXA Equitable's statutory net income (loss) totaled $894 million, $679 million and $2,038 million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $7,988 million and $5,278 million at December 31, 2017 and 2016, respectively. In 2017, AXA Equitable did not pay shareholder dividends and in 2016, AXA Equitable paid $1,050 million in shareholder dividends. In 2015, AXA Equitable paid $767 million in shareholder dividends and transferred approximately 10.0 million in Units of AB (fair value of $245 million) in the form of a dividend to AEFS.

   At December 31, 2017, AXA Equitable, in accordance with various government and state regulations, had $61 million of securities on deposit with such government or state agencies.

   In 2015, AXA Equitable repaid $200 million of third party surplus notes at maturity.

   At December 31, 2017 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2017.

   The Company cedes a portion of their statutory reserves to AXA RE Arizona, a captive reinsurer, as part of the Company's capital management strategy. AXA RE Arizona prepares financial statements in a special purpose framework for statutory reporting.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AB and AB Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (h) computer software development costs are capitalized under GAAP but expensed under SAP; (i) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under GAAP, (j) the fair valuing of all acquired assets and liabilities including intangible assets are required for GAAP purchase accounting and
   (k) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under GAAP.

18)BUSINESS SEGMENT INFORMATION

   The Company has four reportable segments: Individual Retirement, Group Retirement, Investment Management and Research and Protection Solutions.

   The Company changed its segment presentation in the fourth quarter 2017. The segment disclosures are based on the intention to provide the users of the financial statements with a view of the business from the Company's perspective. As a result, the Company determined that it is more useful for a user of the financial statements to assess the historical performance on the basis which management currently evaluates the business. The reportable segments are based on the nature of the business activities, as they exist as of the initial filing date.

   These segments reflect the manner by which the Company's chief operating decision maker views and manages the business. A brief description of these segments follows:

      . The Individual Retirement segment offers a diverse suite of variable annuity products which are primarily sold to affluent and high net worth individuals saving for retirement or seeking retirement income.

      . The Group Retirement segment offers tax-deferred investment and retirement plans to be sponsored by educational entities, municipalities and not-for-profit entities as well as small and medium-sized businesses.

      . The Investment Management and Research segment provides diversified investment management, research and related solutions globally to a broad range of clients through three main client channels-Institutional, Retail and Private Wealth Management-and distributes its institutional research products and solutions through Bernstein Research Services.

      . The Protection Solutions segment includes our life insurance and group employee benefits businesses. Our life insurance business offers a variety of variable universal life, universal life and term life products to help affluent and high net worth individuals, as well as small and medium-sized business owners, with their wealth protection, wealth transfer and corporate needs. Our group employee benefits business offers a suite of dental, vision, life, and short- and long-term disability and other insurance products to small and medium-size businesses across the United States.

   MEASUREMENT

   Operating earnings (loss) is the financial measure which primarily focuses on the Company's segments' results of operations as well as the underlying profitability of the Company's core business. By excluding items that can be distortive and unpredictable such as investment gains (losses) and investment income (loss) from derivative instruments, the Company believes operating earnings (loss) by segment enhances the understanding of the Company's underlying drivers of profitability and trends in the Company's segments. Operating earnings is calculated by adjusting each segment's Net income (loss) attributable to AXA Equitable for the following items:

      . Adjustments related to GMxB features include changes in the fair value of the derivatives we use to hedge our GMxB features within our variable annuity products, the effect of benefit ratio unlock adjustments and changes in the fair value of the embedded derivatives of our GMxB riders reflected within variable annuity products net derivative result;

      . Investment (gains) losses, which includes other-than-temporary impairments of securities, sales or disposals of securities/investments, realized capital gains/losses, and valuation allowances;

      . Derivative (gains) losses from certain derivative instruments, which includes net derivative (gains) losses, excluding derivative instruments used to hedge risks associated with interest margins on interest sensitive life and annuity contracts, replicate credit exposure of fixed maturity securities, replicate a dollar-denominated fixed-coupon cash bonds, Separate Account fee hedges, and freestanding and embedded derivatives associated with products with GMxB features;

      . Net actuarial (gains) losses, which includes actuarial gains and losses as a result of differences between actual and expected experience on pension plan assets or projected benefit obligation during a given period related to pension and other postretirement benefit obligations;

      . Other adjustments including restructuring costs related to severance, lease write-offs related to non-recurring restructuring activities and write-downs of goodwill; and

      . Income tax expense (benefit) related to above adjustments and non-recurring tax items.

   All of the Company's premiums, UL and investment-type product policy fees and other revenues originated in the United States. Income (loss) from operations, before income taxes included $139 million, $109 million and $111 million generated outside of the United States in 2017, 2016 and 2015, respectively, primarily attributable to our Investment Management and Research Segment.

   Revenues derived from any customer did not exceed 10% of revenues for the years ended December 31, 2017, 2016 and 2015.

   The table below presents operating earnings (loss) by segment and Corporate and Other and a reconciliation to Net income (loss) attributable to AXA Equitable for the years ended December 31, 2017, 2016 and 2015, respectively:

                                                 YEAR ENDED DECEMBER 31,
                                              ----------------------------
                                                2017      2016      2015
                                              --------  --------  --------
                                                      (IN MILLIONS)
Net income (loss) attributable to AXA
  Equitable.................................. $  2,860  $    210  $    662
Adjustments related to:
  GMxB features..............................      282     1,511       818
  Investment (gains) losses..................      125       (16)       20
  Investment income (loss) from certain
   derivative instruments....................       18         6      (104)
  Net actuarial (gains) losses related to
   pension and other postretirement benefit
   obligations...............................      132       135       137
  Other adjustments..........................       49        15       (11)
  Income tax expense (benefit) related to
   above adjustments.........................     (183)     (566)     (279)
  Non-recurring tax items....................   (1,538)       22       (78)
                                              --------  --------  --------
Non-GAAP Operating Earnings.................. $  1,745  $  1,317  $  1,165
                                              ========  ========  ========
Operating earnings (loss) by segment:
  Individual Retirement...................... $  1,230  $  1,026  $    911
  Group Retirement...........................      287       173       166
  Investment Management and Research.........      139       108       136
  Protection Solutions.......................      210       105       108
  Corporate and Other/(1)/...................     (121)      (95)     (156)

  /(1)/Includes interest expense of $23 million, $13 million and $19 million, in 2017, 2016 and 2015, respectively.

   Segment revenues is a measure of the Company's revenue by segment as adjusted to exclude certain items. The following table reconciles segment revenues to Total revenues by excluding the following items:

      . Adjustment related to our GMxB business which includes: changes in the fair value of the derivatives we use to hedge our GMxB riders within our variable annuities, and changes in the fair value of the embedded derivatives of our GMxB riders reflected within variable annuity net derivative result;

      . Investment gains (losses), which include other-than-temporary impairments of securities, sales or disposals of securities/investments, realized capital gains/losses, and valuation allowances; and

      . Investment income (loss) from certain derivative instruments, which includes net derivative gains (losses), excluding derivative instruments used to hedge risks associated with interest margins on interest sensitive life and annuity contracts, separate account fee hedges, and freestanding and embedded derivatives associated with products with GMxB features.

   The table below presents Segment revenues for the years ended December 31, 2017, 2016 and 2015.

                                                 YEAR ENDED DECEMBER 31,
                                              -----------------------------
                                                 2017      2016      2015
                                              ---------  --------  --------
                                                      (IN MILLIONS)
Segment revenues:
  Individual Retirement/(1)/................. $   3,788  $  3,239  $  2,548
  Group Retirement/(1)/......................       972       822       806
  Investment Management and Research/(2)/....     3,214     2,931     3,015
  Protection Solutions/(1)/..................     2,417     2,544     2,451
  Corporate and Other/(1)/...................       907       935       913
Adjustments related to:
  GMxB features..............................       381    (1,500)     (818)
  Investment gains (losses)..................      (125)       16       (20)
  Investment income (loss) from certain
   derivative instruments....................       (18)       (6)      104
  Other adjustments to segment revenues......       197       157       (38)
                                              ---------  --------  --------
  Total revenues............................. $  11,733  $  9,138  $  8,961
                                              =========  ========  ========

  /(1)/Includes investment expenses charged by AB of approximately $52 million, $50 million, and $45 million for 2017, 2016 and 2015, respectively, for services provided to the Company.

  /(2)/Inter-segment investment management and other fees of approximately
       $81 million, $77 million, and $73 million for 2017, 2016 and 2015, respectively, are included in segment revenues of the Investment Management and Research segment.

   The table below presents Total assets by segment as of December 31, 2017 and 2016:

                                                  DECEMBER 31,
                                              ---------------------
                                                 2017       2016
                                              ---------- ----------
                                                  (IN MILLIONS)
Total assets by segment:
  Individual Retirement...................... $  120,612 $  106,249
  Group Retirement...........................     40,472     33,300
  Investment Management and Research.........     10,079      9,533
  Protection Solutions.......................     34,328     32,310
  Corporate and Other........................     20,494     23,164
                                              ---------- ----------
   Total assets.............................. $  225,985 $  204,556
                                              ========== ==========

19)QUARTERLY INTERIM FINANCIAL INFORMATION (UNAUDITED)

   Management identified errors in its previously issued financial statements. These errors primarily relate to errors in the calculation of policyholders' benefit reserves for the Company's life products and the calculation of DAC amortization for certain variable and interest sensitive life products. Based upon quantitative and qualitative factors, management determined that the impact of the errors was not material to the consolidated financial statements as of and for the three months ended September 30, 2017, June 30, 2017, March 31, 2017, September 30, 2016, June 30, 2016, and March 31, 2016.
   In order to improve the consistency and comparability of the financial statements, management voluntarily revised the consolidated statements of income (loss) for the quarters ended 2017 and 2016. The impacts of the revisions and change in accounting principle to the quarterly results of operations for 2017 and 2016 are summarized in the tables below.

                                                              THREE MONTHS ENDED
                                              -------------------------------------------------
                                               MARCH 31    JUNE 30   SEPTEMBER 30  DECEMBER 31
                                              ----------  ---------- ------------ -------------
                                                                (IN MILLIONS)
2017
Total Revenues............................... $    2,314  $    4,548  $     2,429 $       2,442
                                              ==========  ==========  =========== =============
Total benefits and other deductions.......... $    2,489  $    2,514  $     2,409 $       2,066
                                              ==========  ==========  =========== =============
Net income (loss)............................ $      (54) $    1,615  $       121 $       1,712
                                              ==========  ==========  =========== =============

2016
Total Revenues............................... $    3,901  $    3,297  $     2,153 $        (213)
                                              ==========  ==========  =========== =============
Total benefits and other deductions.......... $    2,441  $    2,424  $     2,013 $       1,638
                                              ==========  ==========  =========== =============
Net income (loss)............................ $    1,075  $      600  $       175 $      (1,144)
                                              ==========  ==========  =========== =============

                                                                         AS REVISED   IMPACT OF
                                              AS PREVIOUSLY  IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                REPORTED     REVISIONS     HEREIN       CHANGE     AS REVISED
                                              -------------  ---------  ------------  ----------  -----------
                                                                       (IN MILLIONS)
THREE MONTHS ENDED SEPTEMBER 30, 2017
Total Revenues...............................  $      2,520  $     (91)  $     2,429  $       --  $     2,429
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      2,581  $    (172)  $     2,409  $       --  $     2,409
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $         66  $      55   $       121  $       --  $       121
                                               ============  =========   ===========  ==========  ===========
THREE MONTHS ENDED JUNE 30, 2017
Total Revenues...............................  $      4,488  $    (138)  $     4,350  $      198  $     4,548
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      2,691  $     (45)  $     2,646  $     (132) $     2,514
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $      1,459  $     (59)  $     1,400  $      215  $     1,615
                                               ============  =========   ===========  ==========  ===========
THREE MONTHS ENDED MARCH 31, 2017
Total Revenues...............................  $      1,989  $     (67)  $     1,922  $      392  $     2,314
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      2,562  $    (143)  $     2,419  $       70  $     2,489
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $       (313) $      50   $      (263) $      209  $       (54)
                                               ============  =========   ===========  ==========  ===========
THREE MONTHS ENDED DECEMBER 31, 2016
Total Revenues...............................  $     (1,942) $      75   $    (1,867) $    1,654  $      (213)
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      1,627  $      73   $     1,700  $      (62) $     1,638
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $     (2,259) $      --   $    (2,259) $    1,115  $    (1,144)
                                               ============  =========   ===========  ==========  ===========

                                                                        AS REVISED   IMPACT OF
                                              AS PREVIOUSLY IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                REPORTED    REVISIONS     HEREIN       CHANGE    AS REVISED
                                              ------------- ---------  ------------ -----------  ----------
                                                                      (IN MILLIONS)

Three Months Ended September 30, 2016
Total Revenues...............................    $    2,006  $     (8)   $    1,998 $       155  $    2,153
                                                 ==========  ========    ========== ===========  ==========
Total benefits and other deductions..........    $    2,036  $    (22)   $    2,014 $        (1) $    2,013
                                                 ==========  ========    ========== ===========  ==========
Net income (loss)............................    $       22  $     51    $       73 $       102  $      175
                                                 ==========  ========    ========== ===========  ==========
Three Months Ended June 30, 2016
Total Revenues...............................    $    4,157  $     12    $    4,169 $      (872) $    3,297
                                                 ==========  ========    ========== ===========  ==========
Total benefits and other deductions..........    $    2,581  $     (5)   $    2,576 $      (152) $    2,424
                                                 ==========  ========    ========== ===========  ==========
Net income (loss)............................    $    1,061  $      7    $    1,068 $      (468) $      600
                                                 ==========  ========    ========== ===========  ==========
Three Months Ended March 31, 2016
Total Revenues...............................    $    4,927  $    110    $    5,037 $    (1,136) $    3,901
                                                 ==========  ========    ========== ===========  ==========
Total benefits and other deductions..........    $    2,473  $     67    $    2,540 $       (99) $    2,441
                                                 ==========  ========    ========== ===========  ==========
Net income (loss)............................    $    1,720  $     29    $    1,749 $      (674) $    1,075
                                                 ==========  ========    ========== ===========  ==========

   The impact of these errors to the consolidated financial statements for the three and nine months ended September 30, 2017, the three and six months ended June 30, 2017 and the three months ended March 31, 2017 was not considered to be material, either individually or in the aggregate. In order to improve the consistency and comparability of the financial statements, management has voluntarily revised the consolidated statements of income
   (loss), statements of comprehensive income (loss), statements of equity and statements of cash flow for each of these periods. The effects of the adjustments on the Company's financial statements are summarized in the tables that follow.

   The following tables present line items for September 30, 2017 financial information that has been affected by the revisions. This information has been corrected from the information previously presented in the Q3 2017 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the revisions and the amounts as currently revised.

                                                  AS
                                              PREVIOUSLY IMPACT OF
                                               REPORTED  REVISIONS  AS REVISED
                                              ---------- ---------  ----------
                                                       (IN MILLIONS)
AS OF SEPTEMBER 30, 2017
ASSETS:
  DAC........................................      4,550       353       4,903
  Amounts due from reinsurers................      5,016       (12)      5,004
  Guaranteed minimum income benefit
   reinsurance asset, at fair value..........     10,933       (33)     10,900
  Other Assets...............................      4,258        18       4,276
                                                            ------
   Total Assets.............................. $  219,069    $  326  $  219,395
                                                            ------
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................     29,423        29      29,452
  Current and deferred taxes.................      3,148       117       3,265
                                                            ------
   Total Liabilities.........................    202,669       146     202,815
                                                            ------
EQUITY:
  Retained Earnings..........................      7,265       211       7,476
  Accumulated other comprehensive income
   (loss)....................................        362       (31)        331
  AXA Equitable Equity.......................     12,990       180      13,170
  Equity.....................................     15,959       180      16,139
                                                            ------
Total Liabilities and Equity................. $  219,069    $  326  $  219,395
                                                            ======

                                               AS PREVIOUSLY  IMPACT OF
                                                 REPORTED     REVISIONS   AS REVISED
                                               -------------  ---------  -----------
                                                           (IN MILLIONS)
THREE MONTHS ENDED SEPTEMBER 30, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $         914  $      (7) $       907
   Premiums...................................           204          4          208
   Net derivative gains (losses)..............          (318)       (88)        (406)
                                                              ---------
     Total revenues...........................         2,520        (91)       2,429
                                                              ---------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................           995        (88)         907
   Interest credited to policyholders'
     account balances.........................           350       (105)         245
   Amortization of deferred policy
     acquisition costs, net...................           (33)        21          (12)
                                                              ---------
     Total benefits and other deductions......         2,581       (172)       2,409
                                                              ---------
  Income (loss) from operations, before
   income taxes...............................           (61)        81           20
  Income tax (expense) benefit................           127        (26)         101
                                                              ---------
  Net income (loss)...........................            66         55          121
  Net income (loss) attributable to AXA
   Equitable.................................. $         (56) $      55  $        (1)
                                                              =========
  STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
   Net income (loss).......................... $          66  $      55  $       121
   Change in unrealized gains (losses), net
     of reclassification adjustment...........           (55)       (24)         (79)
   Other comprehensive income.................           (52)       (24)         (76)
                                                              ---------
   Comprehensive income (loss)................            14         31           45
                                                              ---------
   Comprehensive income (loss) attributable
     to AXA Equitable......................... $        (140) $      31  $      (109)
                                                              =========

                                               AS PREVIOUSLY   IMPACT OF
                                                 REPORTED      REVISIONS   AS REVISED
                                               -------------  ----------  -----------
                                                            (IN MILLIONS)
NINE MONTHS ENDED SEPTEMBER 30, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $       2,626  $      (21) $     2,605
   Premiums...................................           645          20          665
   Net derivative gains (losses)..............         1,376        (384)         992
                                                              ----------
     Total revenues...........................         9,673        (385)       9,288
                                                              ----------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................         3,308         (62)       3,246
   Interest credited to policyholders'
     account balances.........................         1,008        (279)         729
   Amortization of deferred policy
     acquisition costs, net...................            15         (47)         (32)
                                                              ----------
     Total benefits and other deductions......         7,800        (388)       7,412
                                                              ----------
  Income (loss) from operations, before
   income taxes...............................         1,873           3        1,876
  Income tax (expense) benefit................          (196)         (1)        (197)
                                                              ----------
  Net income (loss)...........................         1,677           2        1,679
  Net income (loss) attributable to AXA
   Equitable.................................. $       1,324  $        2  $     1,326
                                                              ==========
  STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
   Net income (loss).......................... $       1,677  $        2  $     1,679
   Change in unrealized gains (losses), net
     of reclassification adjustment...........           362         (47)         315
   Other comprehensive income.................           380         (47)         333
                                                              ----------
   Comprehensive income (loss)................         2,057         (45)       2,012
                                                              ----------
   Comprehensive income (loss) attributable
     to AXA Equitable......................... $       1,685  $      (45) $     1,640
                                                              ==========

                                               AS PREVIOUSLY  IMPACT OF
                                                 REPORTED     REVISIONS   AS REVISED
                                               -------------  ---------  -----------
                                                           (IN MILLIONS)
NINE MONTHS ENDED SEPTEMBER 30, 2017
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year........ $       5,941  $     209  $     6,150
  Net income (loss)...........................         1,324          2        1,326
  Retained earnings, end of period............         7,265        211        7,476
  Accumulated other comprehensive income,
   beginning of year..........................             1         16           17
  Other comprehensive income (loss)...........           361        (47)         314
  Accumulated other comprehensive income,
   end of period..............................           362        (31)         331
                                                              ---------
  Total AXA Equitable's equity, end of period.        12,990        180       13,170
                                                              ---------
     TOTAL EQUITY, END OF PERIOD.............. $      15,959  $     180  $    16,139
                                                              =========

                                               AS PREVIOUSLY  IMPACT OF
                                                 REPORTED     REVISIONS   AS REVISED
                                               -------------  ---------  -----------
                                                           (IN MILLIONS)
NINE MONTHS ENDED SEPTEMBER 30, 2017
STATEMENTS OF CASH FLOWS:
CASH FLOW FROM OPERATING ACTIVITIES:
  Net income (loss)........................... $       1,677  $       2  $     1,679
  Policy charges and fee income...............        (2,626)        21       (2,605)
  Interest credited to policyholders'
   account balances...........................         1,008       (279)         729
  Net derivative (gains) loss.................        (1,376)       384         (992)
Changes in:
  Deferred Policy Acquisition costs...........            15        (47)         (32)
  Future policy benefits......................         1,289        (81)       1,208
                                                              ---------
NET CASH PROVIDED BY (USED IN) OPERATING
ACTIVITIES                                     $         994  $      --  $       994
                                                              =========

   The following tables present line items for June 30, 2017 financial information that has been affected by the revisions and the change in accounting principle. This information has been corrected from the information previously presented in the Q2 2017 Form 10-Q. For these items, the tables detail the amounts as previously reported, the impact upon those line items due to the revisions, as revised after the revisions, the impacts of the change in accounting principle and the amounts as currently revised.

                                                                         AS REVISED  IMPACT OF
                                              AS PREVIOUSLY  IMPACT OF  AND ADJUSTED ACCOUNTING
                                                REPORTED     REVISIONS     HEREIN      CHANGE    AS REVISED
                                              ------------- ----------  ------------ ----------  -----------
                                                                      (IN MILLIONS)
AS OF JUNE 30, 2017
ASSETS:
  Other equity investments...................   $     1,477 $      (21)  $     1,456 $       --  $     1,456
  Other invested assets......................         2,622         32         2,654         --        2,654
                                                            ----------               ----------
  Total investments..........................        62,111         11        62,122         --       62,122
  DAC........................................         4,141        247         4,388        525        4,913
  Amounts due from reinsurers................         4,870         19         4,889         --        4,889
  Guaranteed minimum income benefit
   reinsurance contract asset, at fair value.        11,290        (30)       11,260         --       11,260
                                                            ----------               ----------
   Total Assets..............................   $   214,941 $      247   $   215,188 $      525  $   215,713
                                                            ----------               ----------
LIABILITIES:
  Policyholders' account balance.............   $    41,531 $      (15)  $    41,516 $       --  $    41,516
  Future policyholders' benefits and other
   policyholders' liabilities................        26,799         79        26,878      2,801       29,679
  Current and deferred taxes.................         4,000         65         4,065       (798)       3,267
  Other liabilities..........................         2,531         (9)        2,522         --        2,522
                                                            ----------               ----------
   Total Liabilities.........................       196,972        120       197,092      2,003      199,095
                                                            ----------               ----------

                                                                           AS REVISED    IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED   ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN        CHANGE     AS REVISED
                                               -------------  ----------  ------------  -----------  -----------
                                                                         (IN MILLIONS)
EQUITY:
  Retained Earnings...........................   $     8,779  $      150   $     8,929  $    (1,450) $     7,479
  Accumulated other comprehensive income
   (loss).....................................           493         (34)          459          (28)         431
                                                              ----------                -----------
  AXA Equitable Equity........................        14,635         116        14,751       (1,478)      13,273
  Noncontrolling interest.....................         2,973          11         2,984           --        2,984
                                                              ----------                -----------
  Equity......................................        17,608         127        17,735       (1,478)      16,257
                                                              ==========                ===========
Total Liabilities and Equity..................   $   214,941  $      247   $   215,188  $       525  $   215,713
                                                              ==========                ===========

                                                                           AS REVISED    IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED   ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN        CHANGE     AS REVISED
                                               -------------  ----------  ------------  -----------  -----------
                                                                         (IN MILLIONS)
THREE MONTHS ENDED JUNE 30, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income..............   $       865  $       50   $       915  $       (68) $       847
   Premiums...................................           216           9           225           --          225
   Net derivative gains (losses)..............         1,693        (197)        1,496          266        1,762
                                                              ----------                -----------
     Total revenues...........................         4,488        (138)        4,350          198        4,548
                                                              ----------                -----------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................         1,452          46         1,498         (134)       1,364
   Amortization of deferred policy
     acquisition costs, net...................           (82)         31           (51)           2          (49)
   Interest credited to policyholders'
     account balances.........................           321        (116)          205           --          205
   Other operating costs and expenses.........           155          (6)          149           --          149
                                                              ----------                -----------
     Total benefits and other deductions......         2,691         (45)        2,646         (132)       2,514
                                                              ----------                -----------
Income (loss) from operations, before income
  taxes.......................................         1,797         (93)        1,704          330        2,034
Income tax (expense) benefit..................          (338)         34          (304)        (115)        (419)
                                                              ----------                -----------
Net income (loss).............................         1,459         (59)        1,400          215        1,615
Net income (loss) attributable to AXA
  Equitable...................................   $     1,346  $      (59)  $     1,287  $       215  $     1,502
                                                              ==========                ===========
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
  Net income (loss)...........................   $     1,459  $      (59)  $     1,400  $       215  $     1,615
  Change in unrealized gains (losses), net
   of reclassification adjustment.............           314         (29)          285            8          293
  Other comprehensive income..................           294         (29)          265            8          273
                                                              ----------                -----------
  Comprehensive income (loss).................         1,753         (88)        1,665          223        1,888
                                                              ----------                -----------
  Comprehensive income (loss) attributable
   to AXA Equitable...........................   $     1,660  $      (88)  $     1,572  $       223  $     1,795
                                                              ==========                ===========

                                                                           AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN       CHANGE    AS REVISED
                                               -------------  ----------  ------------  ----------  ----------
                                                                        (IN MILLIONS)
SIX MONTHS ENDED JUNE 30, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income..............     $   1,761  $       72     $   1,833    $   (135)  $   1,698
   Premiums...................................           441          16           457          --         457
   Net derivative gains (losses)..............           969        (296)          673         725       1,398
                                                              ----------                  --------
     Total revenues...........................         6,477        (208)        6,269         590       6,859
                                                              ----------                  --------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................         2,343          60         2,403         (65)      2,338
   Interest credited to policyholders'
     account balances.........................           658        (174)          484          --         484
   Amortization of deferred policy
     acquisition costs, net...................            43         (66)          (23)          3         (20)
   Other operating costs and expenses.........           539          (9)          530          --         530
                                                              ----------                  --------
     Total benefits and other deductions......         5,253        (189)        5,064         (62)      5,002
                                                              ----------                  --------
Income (loss) from operations, before income
  taxes.......................................         1,224         (19)        1,205         652       1,857
Income tax (expense) benefit..................           (78)          8           (70)       (228)       (298)
                                                              ----------                  --------
Net income (loss).............................         1,146         (11)        1,135         424       1,559
Net income (loss) attributable to AXA
  Equitable...................................     $     915  $      (11)    $     904    $    424   $   1,328
                                                              ==========                  ========
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
  Net income (loss)...........................     $   1,146  $      (11)    $   1,135    $    424   $   1,559
  Change in unrealized gains (losses), net
   of reclassification adjustment.............           458         (48)          410         (24)        386
  Other comprehensive income..................           473         (48)          425         (24)        401
                                                              ----------                  --------
  Comprehensive income (loss).................         1,619         (59)        1,560         400       1,960
                                                              ----------                  --------
  Comprehensive income (loss) attributable
   to AXA Equitable...........................     $   1,401  $      (59)    $   1,342    $    400   $   1,742
                                                              ==========                  ========

                                                                           AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN       CHANGE    AS REVISED
                                               -------------  ----------  ------------  ----------  ----------
                                                                        (IN MILLIONS)
SIX MONTHS ENDED JUNE 30, 2017
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year........     $   7,864  $      161     $   8,025    $ (1,874)  $   6,151
  Net income (loss)...........................           915         (11)          904         424       1,328
                                                              ----------                  --------
  Retained earnings, end of period............         8,779         150         8,929      (1,450)      7,479
                                                              ----------                  --------
  Accumulated other comprehensive income,
   beginning of year..........................             7          14            21          (4)         17
  Other comprehensive income (loss)...........           486         (48)          438         (24)        414
                                                              ----------                  --------

                                                                            AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF   AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS      HEREIN       CHANGE    AS REVISED
                                               -------------  -----------  ------------  ----------  ----------
                                                                         (IN MILLIONS)
  Accumulated other comprehensive income,
   end of period..............................    $      493  $       (34)   $      459   $     (28) $      431
                                                              ===========                 =========
  Total AXA Equitable's equity, end of period.        14,635          116        14,751      (1,478)     13,273
                                                              -----------                 ---------
  Noncontrolling interest, beginning of year..         3,085           11         3,096          --       3,096
                                                              -----------                 ---------
  Noncontrolling interest, end of period......         2,973           11         2,984          --       2,984
                                                              ===========                 =========
   TOTAL EQUITY, END OF PERIOD................    $   17,608  $       127    $   17,735   $  (1,478) $   16,257
                                                              ===========                 =========

                                                                            AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF   AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS      HEREIN       CHANGE    AS REVISED
                                               -------------  -----------  ------------  ----------  ----------
                                                                         (IN MILLIONS)
SIX MONTHS ENDED JUNE 30, 2017
STATEMENTS OF CASH FLOWS:
  CASH FLOW FROM OPERATING ACTIVITIES:
   Net income (loss)..........................    $    1,146  $       (11)   $    1,135   $     424  $    1,559
   Policy charges and fee income..............        (1,761)         (72)       (1,833)        135      (1,698)
   Interest credited to policyholders'
     account balances.........................           658         (174)          484          --         484
   Net derivative (gains) loss................          (969)         296          (673)       (725)     (1,398)
   Changes in:................................
   Future policy benefits.....................         1,381          (13)        1,368         (65)      1,303
   Reinsurance recoverable....................          (251)          57          (194)         --        (194)
   Deferred policy acquisition costs..........            43          (66)          (23)          3         (20)
   Current and deferred income taxes..........           (16)          (8)          (24)        228         204
   Other......................................            93           (9)           84          --          84
                                                              -----------                 ---------
Net cash provided by (used in) operating
  activities..................................    $      (75) $        --    $      (75)  $      --  $      (75)
                                                              ===========                 =========

   The following tables present line items for March 31, 2017 financial information that has been affected by the revisions and the change in accounting principle. This information has been corrected from the information previously presented in the Q1 2017 Form 10-Q. For these items, the tables detail the amounts as previously reported, the impact upon those line items due to the revisions, as revised after the revisions, the impacts of the change in accounting principle and the amounts as currently revised.

                                                                             AS REVISED    IMPACT OF
                                              AS PREVIOUSLY   IMPACT OF     AND ADJUSTED   ACCOUNTING
                                                REPORTED      REVISIONS        HEREIN        CHANGE   AS REVISED
                                              ------------- ------------  ---------------- ---------- ----------
                                                                        (IN MILLIONS)
AS OF MARCH 31, 2017
ASSETS:
  Other equity investments...................    $    1,463 $        (23) $          1,440   $     -- $    1,440
  Other invested assets......................         2,050           34             2,084         --      2,084
                                                            ------------                     --------
  Total investments..........................        60,406           11            60,417         --     60,417
  DAC........................................         4,068          367             4,435        526      4,961
  Amounts due from reinsurers................         4,639            8             4,647         --      4,647
  Guaranteed minimum income benefit
   reinsurance asset, at fair value..........         9,795            3             9,798         --      9,798
                                                            ------------                     --------
   Total Assets..............................    $  209,098 $        389  $        209,487   $    526 $  210,013
                                                            ------------                     --------

                                                                           AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN       CHANGE     AS REVISED
                                               -------------  ----------  ------------  ----------  -----------
                                                                         (IN MILLIONS)
LIABILITIES:
  Policyholders' account balance..............   $    40,308  $      (16)  $    40,292  $       --  $    40,292
  Future policyholders' benefits and other
   policyholders' liabilities.................        25,496          51        25,547       3,144       28,691
  Current and deferred taxes..................         3,523         120         3,643        (917)       2,726
  Other liabilities...........................         2,496          (3)        2,493          --        2,493
                                                              ----------                ----------
   Total Liabilities..........................       192,712         152       192,864       2,227      195,091
                                                              ----------                ----------
EQUITY:
  Retained Earnings...........................         7,411         232         7,643      (1,665)       5,978
  Accumulated other comprehensive income
   (loss).....................................           179          (6)          173         (36)         137
                                                              ----------                ----------
  AXA Equitable Equity........................        12,934         226        13,160      (1,701)      11,459
  Noncontrolling interest.....................         3,035          11         3,046          --        3,046
                                                              ----------                ----------
  Equity......................................        15,969         237        16,206      (1,701)      14,505
                                                              ==========                ==========
   Total Liabilities and Equity...............   $   209,098  $      389   $   209,487  $      526  $   210,013
                                                              ==========                ==========

                                                                           AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN       CHANGE     AS REVISED
                                               -------------  ----------  ------------  ----------  -----------
                                                                         (IN MILLIONS)
THREE MONTHS ENDED MARCH 31, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income..............   $       896  $       23   $       919  $      (67) $       852
   Premiums...................................           225           7           232          --          232
   Net derivative gains (losses)..............          (724)        (97)         (821)        459         (362)
                                                              ----------                ----------
     Total revenues...........................         1,989         (67)        1,922         392        2,314
                                                              ----------                ----------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................           891          15           906          69          975
   Interest credited to policyholders'
     account balances.........................           337         (58)          279          --          279
   Amortization of deferred policy
     acquisition costs, net...................           125         (97)           28           1           29
   Other operating costs and expenses.........           384          (3)          381          --          381
                                                              ----------                ----------
     Total benefits and other deductions......         2,562        (143)        2,419          70        2,489
                                                              ----------                ----------
Income (loss) from operations, before income
  taxes.......................................          (573)         76          (497)        322         (175)
Income tax (expense) benefit..................           260         (26)          234        (113)         121
                                                              ----------                ----------
Net income (loss).............................          (313)         50          (263)        209          (54)
Net income (loss) attributable to AXA
  Equitable...................................   $      (431) $       50   $      (381) $      209  $      (172)
                                                              ==========                ==========
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
  Net income (loss)...........................   $      (313) $       50   $      (263) $      209  $       (54)
  Change in unrealized gains (losses), net
   of reclassification adjustment.............           144         (20)          124         (32)          92
  Other comprehensive income..................           179         (20)          159         (32)         127
                                                              ----------                ----------
  Comprehensive income (loss).................          (134)         30          (104)        177           73
                                                              ----------                ----------
  Comprehensive income (loss) attributable
   to AXA Equitable...........................   $      (259) $       30   $      (229) $      177  $       (52)
                                                              ==========                ==========

                                                                              AS REVISED    IMPACT OF
                                                AS PREVIOUSLY   IMPACT OF    AND ADJUSTED   ACCOUNTING
                                                  REPORTED      REVISIONS       HEREIN        CHANGE    AS REVISED
                                               --------------  ----------  ---------------  ----------  ----------
                                                                          (IN MILLIONS)
THREE MONTHS ENDED MARCH 31, 2017
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year........ $        7,842  $      182  $         8,024  $   (1,874) $    6,150
  Net income (loss)...........................           (431)         50             (381)        209        (172)
                                                               ----------                   ----------
  Retained earnings, end of period............          7,411         232            7,643      (1,665)      5,978
                                                               ----------                   ----------
  Accumulated other comprehensive income,
   beginning of year..........................              7          14               21          (4)         17
  Other comprehensive income (loss)...........            172         (20)             152         (32)        120
                                                               ----------                   ----------
  Accumulated other comprehensive income,
   end of period..............................            179          (6)             173         (36)        137
                                                               ==========                   ==========
  Total AXA Equitable's equity, end of period.         12,934         226           13,160      (1,701)     11,459
                                                               ----------                   ----------
  Noncontrolling interest, beginning of year..          3,085          11            3,096          --       3,096
                                                               ----------                   ----------
  Noncontrolling interest, end of period......          3,035          11            3,046          --       3,046
                                                               ==========                   ==========
   TOTAL EQUITY, END OF PERIOD................ $       15,969  $      237  $        16,206  $   (1,701) $   14,505
                                                               ==========                   ==========

                                                                              AS REVISED    IMPACT OF
                                                AS PREVIOUSLY   IMPACT OF    AND ADJUSTED   ACCOUNTING
                                                  REPORTED      REVISIONS       HEREIN        CHANGE    AS REVISED
                                               --------------  ----------  ---------------  ----------  ----------
                                                                          (IN MILLIONS)
THREE MONTHS ENDED MARCH 31, 2017
  STATEMENTS OF CASH FLOWS:
   Net income (loss).......................... $         (313) $       50  $          (263) $      209  $      (54)
   Policy charges and fee income..............           (896)        (23)            (919)         67        (852)
   Interest credited to policyholders'
     account balances.........................            337         (58)             279          --         279
   Net derivative (gains) loss................            724          97              821        (459)        362
  Changes in:
   Deferred policy acquisition costs..........            125         (97)              28           1          29
   Future policy benefits.....................            185         (13)             172          69         241
   Reinsurance recoverable....................            (44)         21               23          --         (23)
   Current and deferred income taxes..........           (327)         26             (301)        113        (188)
   Other......................................            180          (3)             177          --         177
                                                               ----------                   ----------
  Net cash provided by (used in) operating
   activities................................. $           18  $       --  $            18  $       --  $       18
                                                               ==========                   ==========

20)SUBSEQUENT EVENTS

   Effective February 1, 2018, AXA Equitable entered into a reinsurance agreement to cede 90% of its single premium deferred annuities (SPDA) products issued between 1978-2001 and its Guaranteed Growth Annuity (GGA) single premium deferred annuity products issued between 2001- 2014. As a result of this agreement, AXA Equitable transferred assets with a market value equal to the coinsurance reserves of approximately $635 million.

   In March 2018, AXA Equitable Life sold its interest in two real estate joint ventures to AXA France for a total purchase price of approximately
   $143 million, which resulted in the elimination of $203 million of long-term debt on the Company's balance sheet for the first quarter of 2018.

   The restatement of the Company's 2016 financial statements may cause defaults under certain of AXA Equitable's derivatives agreements. AXA Equitable is seeking waivers for these defaults from the relevant counterparties as appropriate. We do not consider this to have a material impact on our business, results of operations or financial condition.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                  SCHEDULE I
      SUMMARY OF INVESTMENTS -- OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2017

                                                                   CARRYING
                                              COST/(1)/ FAIR VALUE  VALUE
                                              --------  ---------- --------
                                                     (IN MILLIONS)
TYPE OF INVESTMENT
Fixed Maturities:
  U.S. government, agencies and authorities..  $12,644   $  13,135 $ 13,135
  State, municipalities and political
   subdivisions..............................      414         481      481
  Foreign governments........................      376         396      396
  Public utilities...........................    3,540       3,728    3,728
  All other corporate bonds..................   17,083      17,784   17,784
  Residential mortgage-backed................      236         251      251
  Asset-backed...............................       89          92       92
  Redeemable preferred stocks................      449         491      491
                                               -------   --------- --------
Total fixed maturities.......................  $34,831   $  36,358 $ 36,358
                                               -------   --------- --------
Equity securities:
Mortgage loans on real estate................   10,943      10,895   10,935
Real estate held for the production of income      390         390      390
Policy loans.................................    3,315       4,210    3,315
Other equity investments.....................    1,351       1,351    1,351
Trading securities...........................   12,661      12,628   12,628
Other invested assets........................    3,121       3,121    3,121
                                               -------   --------- --------
Total Investments............................  $66,612   $  68,953 $ 68,098
                                               =======   ========= ========

  /(1)/Cost for fixed maturities represents original cost, reduced by repayments and writedowns and adjusted for amortization of premiums or accretion of discount; cost for equity securities represents original cost reduced by writedowns; cost for other limited partnership interests represents original cost adjusted for equity in income and reduced by distributions.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                 SCHEDULE III
                      SUPPLEMENTARY INSURANCE INFORMATION
                AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2017

                                                FUTURE POLICY  POLICY                              AMORTIZATION
                      DEFERRED                     BENEFITS    CHARGES     NET      POLICYHOLDERS' OF DEFERRED
                       POLICY    POLICYHOLDERS'   AND OTHER      AND    INVESTMENT   BENEFITS AND     POLICY      ALL OTHER
                     ACQUISITION    ACCOUNT     POLICYHOLDERS' PREMIUM    INCOME       INTEREST    ACQUISITION    OPERATING
SEGMENT                 COSTS       BALANCES        FUNDS      REVENUE  (LOSS)/(1)/    CREDITED       COSTS      EXPENSE/(2)/
-------              ----------- -------------- -------------- -------- ----------  -------------- ------------  -----------
                                                                 (IN MILLIONS)
Individual
  Retirement........  $    2,490   $     18,909  $      15,090 $  1,982 $    1,568    $      2,243  $      (296)   $   1,030
Group Retirement....         501         11,318              2      248        548             284          (66)         427
Investment
  Management and
  Research..........          --             --             --       --        118              --           --        2,517
Protection Solutions       1,496          9,846          3,468    1,581        703           1,064          639          502
Corporate and Other.          60          3,732         10,474      427        536             911           (9)         232
                      ----------   ------------  ------------- -------- ----------    ------------  -----------    ---------
Total...............  $    4,547   $     43,805  $      29,034 $  4,238 $    3,473    $      4,502  $       268    $   4,708
                      ==========   ============  ============= ======== ==========    ============  ===========    =========

  /(1)/Net investment income (loss) is allocated to segments. Includes net derivative gains (losses).
  /(2)/Operating expenses are allocated to segments.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                 SCHEDULE III
                      SUPPLEMENTARY INSURANCE INFORMATION
         AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2016 (AS RESTATED)

                                        FUTURE POLICY   POLICY                              AMORTIZATION
              DEFERRED                     BENEFITS     CHARGES     NET      POLICYHOLDERS' OF DEFERRED
               POLICY    POLICYHOLDERS'   AND OTHER       AND    INVESTMENT   BENEFITS AND     POLICY      ALL OTHER
             ACQUISITION    ACCOUNT     POLICYHOLDERS'  PREMIUM    INCOME       INTEREST    ACQUISITION    OPERATING
Segment         COSTS       BALANCES        FUNDS       REVENUE  (LOSS)/(1)/    CREDITED       COSTS      EXPENSE/(2)/
------------ ----------- -------------- --------------  -------- ----------  -------------- ------------  -----------
                                                          (in millions)

  Individual
  Retirement    $  2,340      $  15,024      $  14,090  $  1,844   $   (740)       $  1,045      $  (300)    $  1,258

  Group
  Retirement         320         10,998             (2)      217        456             273          (36)         396

  Investment
  Management
  and
  Research..          --             --             --        --        134              --           --        2,311

  Protection
  Solutions.       2,321          9,790          3,960     1,744        684           1,604          362          491

  Corporate
  and
  Other.....          77          3,013         10,853       419        573             878           26          208
                --------      ---------      ---------  --------   --------        --------      -------     --------
Total.......    $  5,058      $  38,825      $  28,901  $  4,224   $  1,107        $  3,800      $    52     $  4,664
                ========      =========      =========  ========   ========        ========      =======     ========

  /(1)/Net investment income (loss) is allocated to segments. Includes net derivative gains (losses).
  /(2)/Operating expenses are allocated to segments.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                 SCHEDULE III
                      SUPPLEMENTARY INSURANCE INFORMATION
                     FOR THE YEAR ENDED DECEMBER 31, 2015

                                              POLICY                               AMORTIZATION
                                              CHARGES      NET      POLICYHOLDERS' OF DEFERRED
                                                AND     INVESTMENT   BENEFITS AND     POLICY      ALL OTHER
                                              PREMIUM     INCOME       INTEREST    ACQUISITION    OPERATING
Segment                                       REVENUE  (LOSS)/(1)/     CREDITED       COSTS      EXPENSE/(2)/
-------                                       -------- -----------  -------------- ------------  -----------
Individual Retirement........................ $  1,803 $      (849) $          455 $       (319) $     1,233
Group Retirement.............................      220         436             261          (34)         393
Investment Management and Research...........       --          29              --           --        2,395
Protection Solutions.........................    1,681         649           1,743           70          541
Corporate and Other..........................      439         631             902           40          243
                                              -------- -----------  -------------- ------------  -----------
Total........................................ $  4,143 $       896  $        3,361 $       (243) $     4,805
                                              ======== ===========  ============== ============  ===========

  /(1)/Net investment income (loss) is allocated to segments. Includes net derivative gains (losses).
  /(2)/Operating expenses are allocated to segments.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                  SCHEDULE IV
                               REINSURANCE/(1)/
        AS OF AND FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                                         ASSUMED                PERCENTAGE
                                                            CEDED TO      FROM                  OF AMOUNT
                                                 GROSS        OTHER       OTHER        NET       ASSUMED
                                                 AMOUNT     COMPANIES   COMPANIES     AMOUNT      TO NET
                                              ------------ ----------- ----------- ------------ ----------
                                                                  (DOLLARS IN MILLIONS)
2017
----
Life Insurance In-Force...................... $    392,926 $    41,330 $    30,300 $    381,896        7.9%
                                              ============ =========== =========== ============ ==========
Premiums:
Life insurance and annuities................. $        826 $       135 $       186 $        877       21.2%
Accident and health..........................           54          36           9           27       33.3%
                                              ------------ ----------- ----------- ------------ ----------
Total Premiums............................... $        880 $       171 $       195 $        904       21.6%
                                              ============ =========== =========== ============ ==========
2016 (As Restated)
------------------
Life Insurance In-Force...................... $    399,230 $    78,760 $    31,722 $    352,192        9.0%
                                              ============ =========== =========== ============ ==========
Premiums:
Life insurance and annuities................. $        790 $       135 $       197 $        852       23.1%
Accident and health..........................           60          41           9           28       32.1%
                                              ------------ ----------- ----------- ------------ ----------
Total Premiums............................... $        850 $       176 $       206 $        880       23.4%
                                              ============ =========== =========== ============ ==========
2015
----
Life Insurance In-Force...................... $    406,240 $    82,927 $    31,427 $    354,740        8.9%
                                              ============ =========== =========== ============ ==========
Premiums:
Life insurance and annuities................. $        751 $       128 $       197 $        820       24.0%
Accident and health..........................           67          45          10           32       31.3%
                                              ------------ ----------- ----------- ------------ ----------
Total Premiums............................... $        818 $       173 $       207 $        852       24.3%
                                              ============ =========== =========== ============ ==========

  /(1)/Includes amounts related to the discontinued group life and health business.

Incentive Life Optimizer(R)

An individual flexible premium variable life insurance policy issued by AXA Equitable Life Insurance Company with variable investment options offered under AXA Equitable's Separate Account FP.


PROSPECTUS DATED MAY 1, 2018


PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING, OR TAKING ANY OTHER ACTION UNDER A POLICY. THIS PROSPECTUS SUPERSEDES ALL PRIOR PROSPECTUSES AND SUPPLEMENTS. ALSO, YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST, WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

--------------------------------------------------------------------------------

This prospectus describes the Incentive Life Optimizer(R) policy, but is not itself a policy. This prospectus is a disclosure document and describes all of the policy's material features, benefits, rights and obligations, as well as other information. The description of the policy's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the policy are changed after the date of this prospectus in accordance with the policy, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. To make this prospectus easier to read, we sometimes use different words than the policy. AXA Equitable or your financial professional can provide any further explanation about your policy.

This policy is no longer sold. This prospectus is for current policy owners only. You should note that your policy features and charges, and your investment options, may vary depending on the state and/or the date on which you purchased your policy. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your policy.

For information about income, estate and gift taxes in connection with life insurance policies as well as possible estate and gift tax consequences, please see the Tax information section later in this prospectus, including the information under "Estate, gift, and generation-skipping taxes."

WHAT IS INCENTIVE LIFE OPTIMIZER(R)?

Incentive Life Optimizer(R) provides life insurance coverage, plus the opportunity for you to earn a return in our guaranteed interest option and/or one or more of the following variable investment options:

VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------

.. 1290 VT Convertible Securities
.. 1290 VT DoubleLine Dynamic Allocation
.. 1290 VT DoubleLine Opportunistic Bond
.. 1290 VT Equity Income
.. 1290 VT GAMCO Mergers & Acquisitions
.. 1290 VT GAMCO Small Company Value
.. 1290 VT SmartBeta Equity

.. 1290 VT Socially Responsible


.. All Asset Growth-Alt 20
.. American Century VP Mid Cap Value
.. American Funds Insurance Series(R) Global Small Capitalization Fund/SM/
.. American Funds Insurance Series(R) New World Fund(R)
.. AXA Aggressive Allocation/(1)/
.. AXA Conservative Allocation/(1)/
.. AXA Conservative-Plus Allocation/(1)/
.. AXA Mid Cap Value Managed Volatility
.. AXA Moderate Allocation/(1)/
.. AXA Moderate-Plus Allocation/(1)/
.. AXA 400 Managed Volatility
.. AXA 500 Managed Volatility
.. AXA 2000 Managed Volatility
.. AXA Global Equity Managed Volatility
.. AXA International Core Managed Volatility
.. AXA International Managed Volatility
.. AXA International Value Managed Volatility
.. AXA Large Cap Core Managed Volatility
.. AXA Large Cap Growth Managed Volatility
.. AXA Large Cap Value Managed Volatility
.. AXA/AB Small Cap Growth
.. AXA/ClearBridge Large Cap Growth
.. AXA/Janus Enterprise
.. AXA/Loomis Sayles Growth
.. Charter/SM/ Multi-Sector Bond
.. Charter/SM/ Small Cap Growth
.. Charter/SM/ Small Cap Value
.. EQ/BlackRock Basic Value Equity
.. EQ/Capital Guardian Research
.. EQ/Common Stock Index
.. EQ/Core Bond Index
.. EQ/Equity 500 Index
.. EQ/Global Bond PLUS
.. EQ/Intermediate Government Bond
.. EQ/International Equity Index
.. EQ/Invesco Comstock
.. EQ/JPMorgan Value Opportunities
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Value Index
.. EQ/MFS International Growth
.. EQ/Mid Cap Index
.. EQ/Money Market
.. EQ/PIMCO Ultra Short Bond
.. EQ/Quality Bond PLUS
.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. EQ/UBS Growth and Income
.. Fidelity(R) VIP Contrafund(R)
.. Fidelity(R) VIP Growth & Income
.. Fidelity(R) VIP Mid Cap
.. Franklin Mutual Shares VIP
.. Franklin Rising Dividends VIP
.. Franklin Small Cap Value VIP
.. Franklin Strategic Income VIP
.. Goldman Sachs VIT Mid Cap Value
VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------
.. Invesco V.I. Global Real Estate
.. Invesco V.I. International Growth
.. Invesco V.I. Mid Cap Core Equity
.. Invesco V.I. Small Cap Equity
.. Ivy VIP Energy
.. Ivy VIP High Income
.. Ivy VIP Mid Cap Growth
.. Ivy VIP Science and Technology
.. Ivy VIP Small Cap Growth
.. Lazard Retirement Emerging Markets Equity
.. MFS(R) International Value
.. MFS(R) Investors Trust
.. MFS(R) Massachusetts Investors Growth Stock
.. Multimanager Aggressive Equity
.. Multimanager Core Bond
.. Multimanager Mid Cap Growth
.. Multimanager Mid Cap Value
.. Multimanager Technology
.. PIMCO CommodityRealReturn(R) Strategy
.. PIMCO Real Return
.. PIMCO Total Return
.. T. Rowe Price Equity Income II
.. Target 2025 Allocation
.. Target 2035 Allocation
.. Target 2045 Allocation
.. Target 2055 Allocation
.. Templeton Developing Markets VIP
.. Templeton Global Bond VIP
.. Templeton Growth VIP
.. VanEck VIP Global Hard Assets
--------------------------------------------------------------------------------
(1)Also referred to as an "AXA Allocation investment option" in this prospectus.



Amounts that you allocate under your policy to any of the variable investment options are invested in a corresponding "Portfolio" that is part of one of the trusts (the "Trusts"), which are mutual funds. Please see "About the Portfolios of the Trusts" for more information about the Portfolios and the Trusts. Your investment results in a variable investment option will depend on those of the related Portfolio. Any gains will generally be tax deferred and the life insurance benefits we pay if the policy's insured person dies will generally be income tax free.

OTHER CHOICES YOU HAVE. You have considerable flexibility to tailor the policy to meet your needs. For example, subject to our rules, you can (1) choose when and how much you contribute (as "premiums") to your policy, (2) pay certain premium amounts to guarantee that your insurance coverage will continue for at least a certain number of policy years, regardless of investment performance,
(3) borrow or withdraw amounts you have accumulated, (4) choose between two life insurance death benefit options, (5) increase or decrease the amount of insurance coverage, (6) elect to receive an insurance benefit if the insured person becomes terminally ill, and (7) obtain certain optional benefits that we offer by "riders" to your policy.

OTHER AXA EQUITABLE POLICIES. We offer a variety of fixed and variable life insurance policies which offer policy features, including investment options, that are different from those offered by this prospectus. Not every policy or feature is offered through your financial professional. Replacing existing insurance with Incentive Life Optimizer(R) or another policy may not be to your advantage. You can contact us to find out more about any other AXA Equitable insurance policy.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE POLICIES ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


                                                               #520717/AA & ADL

Contents of this Prospectus

--------------------------------------------------------------------------------


       -----------------------------------------------------------------
       1. RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES
         YOU WILL PAY                                                5
       -----------------------------------------------------------------
       Tables of policy charges                                      5
       How we allocate charges among your investment options         8
       Changes in charges                                            8

       -----------------------------------------------------------------
       2. RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS
         AND RISKS                                                   9
       -----------------------------------------------------------------
       How you can pay for and contribute to your policy             9
       The minimum amount of premiums you must pay                   9
       You can guarantee that your policy will not terminate
         before a certain date                                      10
       You can elect a "paid up" death benefit guarantee            10
       You can receive an accelerated death benefit under the
         Long Term Care Services/SM/ Rider                          10
       Investment options within your policy                        11
       About your life insurance benefit                            12
       Alternative higher death benefit in certain cases            12
       You can increase or decrease your insurance coverage         13
       Accessing your money                                         14
       Risks of investing in a policy                               14
       How the Incentive Life Optimizer(R) variable life insurance
         policy is available                                        14

       -----------------------------------------------------------------
       3. WHO IS AXA EQUITABLE?                                     15
       -----------------------------------------------------------------
       How to reach us                                              16
       About our Separate Account FP                                16
       Your voting privileges                                       17
       About the Trusts                                             17

       -----------------------------------------------------------------
       4. ABOUT THE PORTFOLIOS OF THE TRUSTS                        18
       -----------------------------------------------------------------

       -----------------------------------------------------------------
       5. DETERMINING YOUR POLICY'S VALUE                           27
       -----------------------------------------------------------------
       Your policy account value                                    27


-------------
"We,""our," and "us" refer to AXA Equitable. "Financial professional" means the registered representative of either AXA Advisors or an unaffiliated broker dealer which has entered into a selling agreement with AXA Distributors who is offering you this policy.

When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the policy's owner. If a policy has more than one owner, all owners must join in the exercise of any rights an owner has under the policy, and the word "owner" therefore refers to all owners.


When we use the word "state," we also mean any other local jurisdiction whose laws or regulations affect a policy.

This prospectus does not offer Incentive Life Optimizer(R) anywhere such offers are not lawful. AXA Equitable does not authorize any information or representation about the offering other than that contained or incorporated in this prospectus, in any current supplements thereto, or in any related sales materials authorized by AXA Equitable.

                          CONTENTS OF THIS PROSPECTUS

             ------------------------------------------------------
             6. TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT
               OPTIONS                                          28
             ------------------------------------------------------
             Transfers you can make                             28
             How to make transfers                              28
             Our automatic transfer service                     28
             Our asset rebalancing service                      29

             ------------------------------------------------------
             7. ACCESSING YOUR MONEY                            30
             ------------------------------------------------------
             Borrowing from your policy                         30
             Loan extension (for guideline premium test
               policies only)                                   31
             Making withdrawals from your policy                32
             Surrendering your policy for its net cash
               surrender value                                  32
             Your option to receive a terminal illness living
               benefit                                          32

             ------------------------------------------------------
             8. TAX INFORMATION                                 33
             ------------------------------------------------------
             Basic income tax treatment for you and your
               beneficiary                                      33
             Tax treatment of distributions to you (loans,
               partial withdrawals, and full surrender)         33
             Tax treatment of living benefits rider or Long
               Term Care Services/SM/ Rider under a policy
               with the applicable rider                        34
             Business and employer owned policies               35
             Requirement that we diversify investments          35
             Estate, gift, and generation-skipping taxes        36
             Pension and profit-sharing plans                   36
             Split-dollar and other employee benefit programs   36
             ERISA                                              36
             3.8% Tax on Net Investment Income or "NII"         36
             Our taxes                                          36
             Tax withholding and information reporting          36
             Possibility of future tax changes and other tax
               information                                      37

             ------------------------------------------------------
             9. MORE INFORMATION ABOUT POLICY FEATURES AND
               BENEFITS                                         38
             ------------------------------------------------------
             Guarantee premium test for the no-lapse guarantee  38
             Paid up death benefit guarantee                    38
             Other benefits you can add by rider                39
             Customer loyalty credit                            42
             Variations among Incentive Life Optimizer(R)
               policies                                         43
             Your options for receiving policy proceeds         43
             Your right to cancel within a certain number of
               days                                             43

             ------------------------------------------------------
             10. MORE INFORMATION ABOUT CERTAIN POLICY CHARGES  44
             ------------------------------------------------------
             Deducting policy charges                           44
             Charges that the Trusts deduct                     47

             ------------------------------------------------------
             11.MORE INFORMATION ABOUT PROCEDURES THAT APPLY
                TO YOUR POLICY                                  48
             ------------------------------------------------------
             Dates and prices at which policy events occur      48
             Policy issuance                                    48
             Ways to make premium and loan payments             49
             Assigning your policy                              49
             You can change your policy's insured person        49


      Requirements for surrender requests                             50
      Gender-neutral policies                                         50
      Future policy exchanges                                         50
      Broker transaction authority                                    50

      --------------------------------------------------------------------
      12. MORE INFORMATION ABOUT OTHER MATTERS                        51
      --------------------------------------------------------------------
      About our general account                                       51
      Transfers of your policy account value                          51
      Telephone and Internet requests                                 52
      Cybersecurity                                                   53
      Suicide and certain misstatements                               53
      When we pay policy proceeds                                     53
      Changes we can make                                             53
      Reports we will send you                                        54
      Distribution of the policies                                    54
      Legal proceedings                                               56

      --------------------------------------------------------------------
      13. FINANCIAL STATEMENTS OF SEPARATE ACCOUNT FP AND AXA
        EQUITABLE                                                     57
      --------------------------------------------------------------------

      --------------------------------------------------------------------
      14. PERSONALIZED ILLUSTRATIONS                                  58
      --------------------------------------------------------------------
      Illustrations of policy benefits                                58

      --------------------------------------------------------------------
      REQUESTING MORE INFORMATION
        Statement of Additional Information -- Table of contents
      --------------------------------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

An index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.


                                                                         PAGE

  Administrative Office                                                  16
  age                                                                    49
  Allocation Date                                                        11
  alternative death benefit                                              12
  amount at risk                                                         45
  anniversary                                                            48
  assign; assignment                                                     49
  automatic transfer service                                             48
  AXA Equitable                                                          15
  AXA Equitable Access Account                                           43
  AXA Equitable Holdings, Inc.                                           15
  basis                                                                  34
  beneficiary                                                            43
  business day                                                           48
  Cash Surrender Value                                                   30
  Code                                                                   33
  collateral                                                             30
  cost of insurance charge                                               45
  cost of insurance rates                                                45
  customer loyalty credit                                                42
  day                                                                    48
  default                                                                 9
  disruptive transfer activity                                           51
  face amount                                                            12
  grace period                                                           10
  guaranteed interest option                                             11
  guarantee premium                                                      38
  Guaranteed Interest Account                                            11
  Incentive Life Optimizer                                                1
  insured person                                                          1
  Internet                                                               16
  investment funds                                                       11
  investment option                                                       1
  investment start date                                                  49
  issue date                                                             11
  lapse                                                                   9
  loan extension                                                         31
  loan, loan interest                                                    30
  Long Term Care Services/SM/ Rider                                      35
  market timing                                                          51
  modified endowment contract                                            33


                                                                        PAGE

 Money Market Lock-in Period                                               11
 month, year                                                               48
 monthly deduction                                                          8
 net cash surrender value                                                  32
 net policy account value                                                  27
 no-lapse guarantee                                                        10
 Option A, B                                                               12
 our                                                                        2
 owner                                                                      2
 paid up                                                                   38
 paid up death benefit guarantee                                           32
 partial withdrawal                                                        32
 payment option                                                            43
 planned initial premium                                                    6
 planned periodic premium                                                   9
 policy                                                                     1
 policy account value                                                      27
 Portfolio                                                              1, 18
 premium payments                                                           9
 prospectus                                                                 1
 rebalancing                                                               29
 receive                                                                   47
 restore, restoration                                                      10
 riders                                                                     9
 SEC                                                                        1
 Separate Account FP                                                       16
 state                                                                      2
 subaccount                                                                16
 surrender                                                                 32
 surrender charge                                                           5
 target premium                                                            54
 transfers                                                                 28
 Trusts                                                                     1
 units                                                                     27
 unit values                                                               16
 us                                                                         2
 variable investment option                                             1, 11
 we                                                                         2
 withdrawal                                                                32
 you, your                                                                  2

                       AN INDEX OF KEY WORDS AND PHRASES

1. Risk/benefit summary: Charges and expenses you will pay

--------------------------------------------------------------------------------

TABLES OF POLICY CHARGES

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy.

The first table shows the charges that we deduct under the terms of your policy when you buy and each time you contribute to your policy, surrender the policy, reduce the face amount or transfer policy account value among investment options. ALL CHARGES ARE SHOWN ON A GUARANTEED MAXIMUM BASIS. THE CURRENT CHARGES MAY BE LOWER THAN THE GUARANTEED MAXIMUM FOR CERTAIN CHARGES./(1)/

------------------------------------------------------------------------------------------------------------------------
 TRANSACTION FEES
------------------------------------------------------------------------------------------------------------------------
 CHARGE                                  WHEN CHARGE IS DEDUCTED         MAXIMUM AMOUNT THAT MAY BE DEDUCTED
------------------------------------------------------------------------------------------------------------------------
PREMIUM CHARGE                           From each premium               6% of each premium/(2)/

SURRENDER (TURNING IN) OF YOUR POLICY    Upon surrender                  Initial surrender charge per $1,000 of initial
DURING ITS FIRST 10 YEARS OR THE FIRST                                   base policy face amount or per $1,000 of
10 YEARS AFTER YOU HAVE REQUESTED AN                                     requested base policy face amount
INCREASE IN YOUR POLICY'S FACE                                           increase:/(4)/
AMOUNT/(3)(5)/                                                           Highest: $46.10
                                                                         Lowest: $8.90
                                                                         Representative: $16.87/(6)/

REQUEST A DECREASE IN YOUR POLICY'S      Effective date of the decrease  A pro rata portion of the charge that would
FACE AMOUNT/(3)/                                                         apply to a full surrender at the time of the
                                                                         decrease.

TRANSFERS AMONG INVESTMENT OPTIONS       Upon transfer                   $25 per transfer./(7)/

SPECIAL SERVICES CHARGES

  .   Wire transfer charge/(8)/          At the time of the transaction  Current and Maximum Charge: $90
  .   Express mail charge/(8)/           At the time of the transaction  Current and Maximum Charge: $35
  .   Policy illustration charge/(9)/    At the time of the transaction  Current and Maximum Charge: $25
  .   Duplicate policy charge/(9)/       At the time of the transaction  Current and Maximum Charge: $35
  .   Policy history charge/(9)(10)/     At the time of the transaction  Current and Maximum Charge: $50
  .   Charge for returned payments/(9)/  At the time of the transaction  Current and Maximum Charge: $25
------------------------------------------------------------------------------------------------------------------------

This table shows the fees and expenses that you will pay periodically during the time that you own the Policy, not including underlying Trust portfolio fees and expenses.

----------------------------------------------------------------------------------------------------------------

 PERIODIC CHARGES OTHER THAN UNDERLYING TRUST PORTFOLIO OPERATING EXPENSES
----------------------------------------------------------------------------------------------------------------
 CHARGE                                            WHEN CHARGE IS DEDUCTED  MAXIMUM AMOUNT THAT MAY BE DEDUCTED
----------------------------------------------------------------------------------------------------------------
ADMINISTRATIVE CHARGE/(3)(11)/                     Monthly                  (1) Policy Year    Amount deducted

                                                                              1                $15/(12)/

                                                                              2+               $10/(12)/

                                                                                       plus

                                                     (2)Charge per $1,000 of the initial base policy
                                                        face amount and any requested base policy
                                                        face amount increase that exceeds the high-
                                                        est previous face amount:
                                                     Policy Years 1 - 10 (and any 10 year period
                                                     following a face amount increase):
                                                     Highest: $0.30
                                                     Lowest: $0.06
                                                     Representative: $0.07/(6)/
---------------------------------------------------------------------------------------------------------

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

----------------------------------------------------------------------------------------------------

 PERIODIC CHARGES OTHER THAN UNDERLYING TRUST PORTFOLIO OPERATING EXPENSES
----------------------------------------------------------------------------------------------------
 CHARGE                                WHEN CHARGE IS DEDUCTED  MAXIMUM AMOUNT THAT MAY BE DEDUCTED
----------------------------------------------------------------------------------------------------
COST OF INSURANCE CHARGE/(3)(11)(13)/  Monthly                  Charge per $1,000 of
                                                                the amount for which
                                                                we are at risk:/(14)/

                                                                Highest: $83.34
                                                                Lowest: $0.02
                                                                Representative:
                                                                $0.09/(15)/

MORTALITY AND EXPENSE RISK  Monthly                       Annual % of your value
CHARGE                               Policy Year          in our variable investment options
                                     1-10                 1.00%
                                     11+                  0.50%

LOAN INTEREST SPREAD/(16)/  On each policy anniversary (or    1% of loan amount.
                            on loan termination, if earlier)

-----------------------------------------------------------------------------------------------------------

 PERIODIC CHARGES OTHER THAN UNDERLYING TRUST PORTFOLIO OPERATING EXPENSES
-----------------------------------------------------------------------------------------------------------
                                                                           MAXIMUM AMOUNT THAT
 OPTIONAL RIDER CHARGES                WHEN CHARGE IS DEDUCTED             MAY BE DEDUCTED
-----------------------------------------------------------------------------------------------------------
CHILDREN'S TERM INSURANCE              Monthly (while the rider is in      Charge per $1,000 of
                                       effect)                             rider benefit amount:
                                                                           $0.50

DISABILITY DEDUCTION WAIVER/(3)/       Monthly (while the rider is in      Percentage of all
                                       effect)                             other monthly charges:
                                                                           Highest: 132%
                                                                           Lowest: 7%
                                                                           Representative:
                                                                           12%/(15)/

DISABILITY PREMIUM WAIVER/(3)/         Monthly (while the rider is in      Charge for disability
                                       effect)                             premium waiver per
                                                                           $1,000 of benefit for
                                                                           which such rider is
                                                                           purchased:/(17)/
                                                                             Initial base policy
                                                                             face amount:/(18)/
                                                                             Highest: $0.60
                                                                             Lowest: $0.02
                                                                             Representative:
                                                                             $0.07/(15)/
                                                                             Children's term
                                                                             insurance:
                                                                             Highest: $0.03
                                                                             Lowest: $0.01
                                                                             Representative:
                                                                             $0.01/(15)/
                                                                             Long Term Care
                                                                             Services/SM/ Rider:
                                                                             Highest: $0.02
                                                                             Lowest: $0.0009
                                                                             Representative:
                                                                             $0.003/(15)/
                                                                             Option to purchase
                                                                             additional
                                                                             insurance:
                                                                             Highest: $0.07
                                                                             Lowest: $0.02
                                                                             Representative:
                                                                             $0.03/(15)/

LONG TERM CARE SERVICES/SM/            Monthly (while the rider is in      Charge per $1,000 of
RIDER/(3)/                             effect)                             the amount for which
                                                                           we are at risk:/(19)/
                                                                           Highest: $1.18
                                                                           Lowest: $0.08
                                                                           Representative:
                                                                           $0.22/(20)/

OPTION TO PURCHASE                     Monthly (while the rider is in      Charge per $1,000 of
ADDITIONAL INSURANCE/(3)/              effect)                             rider benefit amount:
                                                                           Highest: $0.17
                                                                           Lowest: $0.04
                                                                           Representative:
                                                                           $0.16/(20)/
CASH VALUE PLUS RIDER                  Upon payment of initial             One-time charge of
                                       premium                             $250

ADDING A LIVING BENEFITS RIDER         At the time of the transaction      $100 (if elected
                                                                           after policy issue)

EXERCISE OF OPTION TO RECEIVE          At the time of the transaction      $250
A "LIVING BENEFIT"
-----------------------------------------------------------------------------------------------------------

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

(1)For more information about some of these charges, see "Deducting policy charges" under "More information about certain policy charges" later in this prospectus. The illustrations of Policy Benefits that your financial professional will provide will show the impact of the actual current and guaranteed maximum rates, if applicable, of the following policy charges, based on various assumptions (except for the loan interest spread, where we use current rates in all cases).

(2)Currently, we reduce this charge to 4% after an amount equal to two "target premiums" has been paid. The "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, as well as the policy's face amount, among other factors. A similar charge applies to premiums attributed to requested face amount increases that are above your highest previous face amount. If your policy includes the Cash Value Plus Rider, a portion of the premium charge will be refunded upon surrender within the first three policy years.

(3)Since the charges may vary based on individual characteristics of the insured, these charges may not be representative of the charge that you will pay. In particular, the initial amount of surrender charge depends on each policy's specific characteristics. Your financial professional can provide you with more information about these charges as they relate to the insured's particular characteristics. See "Deducting policy charges" under "More information about certain policy charges."

(4)If your policy includes the Cash Value Plus Rider, the surrender charges are reduced (see "Cash Value Plus Rider" in "More information about policy features and benefits" later in this prospectus).

(5)The surrender charge attributable to an increase in your policy's face amount is in addition to any remaining surrender charge attributable to the policy's initial face amount.

(6)This representative amount is the rate we guarantee for a representative insured male age 35 at issue or at the time of a requested face amount increase, in the preferred plus non-tobacco user risk class.

(7)No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automatic transfer service or asset rebalancing service as discussed later in this prospectus.

(8)Unless you specify otherwise, this charge will be deducted from the amount you request.

(9)The charge for this service must be paid using funds outside of your policy. Please see "Deducting policy charges" under "More information about certain policy charges" for more information.

(10)The charge for this service may be less depending on the policy history you request. Please see "Deducting policy charges" under "More information about certain policy charges" for more information.

(11)Not applicable after the insured person reaches age 100.

(12)Not applicable if the minimum face amount stated in your policy is $10,000. Please see "Your policy's face amount" under "About your life insurance benefit" in "Risk/ benefit summary: Policy features, benefits and risks" later in this prospectus.

(13)Insured persons who present particular health, occupational or vocational risks may be charged other additional charges as specified in their policies.

(14)Our amount "at risk" is the difference between the amount of death benefit and the policy account value as of the deduction date.

(15)This representative amount is the rate we guarantee in the first policy year for a representative insured male age 35 at issue in the preferred plus non-tobacco user risk class.

(16)We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit.

(17)Amount charged equals the sum of disability premium waiver rider charges corresponding to the base policy, any children's term insurance, option to purchase additional insurance and/or any Long Term Care Services/SM/ Rider that you have added to your policy and to any base policy face amount increases.

(18)The monthly charges corresponding to the base policy will be adjusted proportionately to any face amount reduction made at your request or resulting from a partial withdrawal under death benefit Option A.

(19)Our amount "at risk" for this rider is the long-term care specified amount minus your policy account value, but not less than zero.

(20)This representative amount is the rate we guarantee for a representative insured male age 35 at issue in the preferred plus non-tobacco user risk class.

You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the Policy. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE TRUST PROSPECTUS FOR THAT PORTFOLIO.


-----------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-----------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets  Lowest Highest
including management fees, 12b-1 fees, service fees and/or other expenses)/(1)/              0.59%  1.94%
-----------------------------------------------------------------------------------------------------------



(1)"Total Annual Portfolio Operating Expenses" may be based, in part, on estimated amounts of such expenses. Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2019 ("Expense Limitation Arrangement") (unless the Trust's Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2019. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.



   --------------------------------------------------------------------------
    PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL
    PERCENTAGE OF DAILY NET ASSETS
   --------------------------------------------------------------------------
   Total Annual Portfolio Operating Expenses after the effect  Lowest Highest
   of Expense Limitation Arrangements/(/*/)/                   0.59%  1.50%
   --------------------------------------------------------------------------


(*)"Total Annual Portfolio Operating Expenses" may be based, in part, on estimated amounts of such expenses.

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

In your application for a policy, you tell us from which investment options you want us to take the policy's monthly deductions as they fall due. You can change these instructions at any time. If we cannot deduct the charge as your most current instructions direct, we will allocate the deduction among your investment options proportionately to your value in each. If the paid up death benefit guarantee is in effect, we will allocate the deduction among the investment options proportionately to your value in each.

CHANGES IN CHARGES

We reserve the right in the future to (1) make a charge for certain taxes or reserves set aside for taxes (see "Our taxes" under "Tax information" later in this prospectus) that might be imposed on us; (2) make a charge for the operating expenses of our variable investment options (including, without limitation, SEC registration fees and related legal counsel fees and auditing fees); or (3) change our other current policy charges (in no event will they exceed the maximum charges guaranteed in your policy).

Any changes that we make in our current charges or charge rates will be on a basis that is equitable to all policy owners of a given class, and will be determined based on reasonable assumptions as to expenses, mortality, policy and contract claims, taxes, investment income and lapses. Any changes in charges may apply to then in force policies, as well as to new policies. You will be notified in writing of any changes in charges under your policy.

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

2. Risk/benefit summary: Policy features, benefits and risks

--------------------------------------------------------------------------------

Incentive Life Optimizer(R) is a variable life insurance policy that provides you with flexible premium payment plans and benefits to meet your specific needs. The basic terms of the policy require you to make certain payments in return for life insurance coverage. The payments you can make and the coverage you can receive under this "base policy" are described below.

Riders to your base policy can increase the benefits you receive and affect the amounts you pay in certain circumstances. Available riders are listed in "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus.

HOW YOU CAN PAY FOR AND CONTRIBUTE TO YOUR POLICY

PREMIUM PAYMENTS. We call the amounts you contribute to your policy "premiums" or "premium payments." The amount we require as your first premium varies depending on the specifics of your policy and the insured person. Each subsequent premium payment must be at least $50, although we can increase this minimum if we give you advance notice. Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount.

SECTION 1035 EXCHANGES OF POLICIES WITH OUTSTANDING LOANS. If we approve, you may purchase an Incentive Life Optimizer(R) policy through an assignment and exchange of another life insurance policy with a cash surrender value pursuant to a valid exchange under Section 1035 of the Internal Revenue Code (the "Code"). If such other policy is subject to a policy loan, we may permit you to carry over all or a portion of such loan to the Incentive Life Optimizer(R) policy, subject to our administrative rules then in effect. In this case, we will treat any cash paid, plus any loaned amount carried over to the Incentive Life Optimizer(R) policy, as premium received in consideration of our issuing the policy. If we allow you to carry over all or a portion of any such outstanding loan, then we will hold amounts securing such loan in the same manner as the collateral for any other policy loan, and your policy also will be subject to all our other rules regarding loans (see "Borrowing from your policy" later in this prospectus).

--------------------------------------------------------------------------------
YOU CAN GENERALLY PAY PREMIUMS AT SUCH TIMES AND IN SUCH AMOUNTS AS YOU LIKE BEFORE THE POLICY ANNIVERSARY NEAREST TO THE INSURED'S 100TH BIRTHDAY, SO LONG AS YOU DON'T EXCEED CERTAIN LIMITS DETERMINED BY THE FEDERAL INCOME TAX LAWS APPLICABLE TO LIFE INSURANCE.
--------------------------------------------------------------------------------

YOUR CHOICE OF A LIFE INSURANCE QUALIFICATION TEST AND LIMITS ON PREMIUM PAYMENTS. A policy must satisfy either of two testing methods to qualify as a life insurance contract for tax purposes under Section 7702 of the Code. In your application, you may choose either the guideline premium/cash value corridor test ("guideline premium test") or the cash value accumulation test. If you do not choose a life insurance qualification test, your policy will be issued using the guideline premium test. Once your policy is issued, the qualification method cannot be changed.

The qualification method you choose will depend upon your objective in purchasing the policy. Generally, under the cash value accumulation test, you have the flexibility to pay more premiums in the earlier years than under the guideline premium test for the same face amount and still qualify as life insurance for federal income tax purposes. Under the guideline premium test, the federal tax law definition of "life insurance" limits your ability to pay certain high levels of premiums (relative to your policy's insurance coverage) but increases those limits over time. We will return any premium payments that exceed these limits.

You should note, however, that the alternative death benefit under the cash value accumulation test may be higher in earlier policy years than under the guideline premium test, which will result in higher charges. Under either test, if at any time your policy account value (as defined under "Determining your policy's value," later in the prospectus) is high enough that the alternative higher death benefit would apply, we reserve the right to limit the amount of any premiums that you pay, unless the insured person provides us with evidence of insurability satisfactory to us.

Regardless of which life insurance qualification test you choose, if your premium payments exceed certain other amounts specified under the Code, your policy will become a "modified endowment contract," which may subject you to additional taxes and penalties on any distributions from your policy. See "Tax information" later in this prospectus. We may return any premium payments that would cause your policy to become a modified endowment contract if we have not received a satisfactory modified endowment contract acknowledgment from you.

You can ask your financial professional to provide you with an illustration of Policy Benefits that shows you the amount of premiums you can pay, based on various assumptions, without exceeding applicable tax law limits. The tax law limits can change as a result of certain changes you make to your policy. For example, a reduction in the face amount of your policy may reduce the amount of premiums that you can pay and may impact whether your policy is a modified endowment contract.

You should discuss your choice of life insurance qualification test and possible limitations on policy premiums with your financial professional and tax advisor before purchasing the policy.

PLANNED PERIODIC PREMIUMS. Page 3 of your policy will specify a "planned periodic premium." This is the amount that you request us to bill you. However, payment of these or any other specific amounts of premiums is not mandatory. You need to pay only the amount of premiums (if any) necessary to keep your policy from lapsing and terminating as discussed below.

THE MINIMUM AMOUNT OF PREMIUMS YOU MUST PAY

POLICY "LAPSE" AND TERMINATION. Your policy will lapse (also referred to in your policy as "default") if your "net policy account value" is not enough to pay your policy's monthly charges when due unless:

..   you have paid sufficient premiums to maintain the no-lapse guarantee, the guarantee is still in effect and any outstanding

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS loan and accrued loan interest does not exceed the policy account value (see "You can guarantee that your policy will not terminate before a certain date" below);

..   you are receiving monthly benefit payments under the Long Term Care
    Services/SM/ Rider (see "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus);

..   you have elected the paid up death benefit guarantee and it remains in effect and any outstanding policy loan and accrued loan interest does not exceed the policy account value. (see "You can elect a" paid up "death benefit guarantee" below); or

..   your policy has an outstanding loan that would qualify for "loan extension."

("Policy account value" and "net policy account value" are explained under "Determining your policy's value" later in this prospectus.)

We will mail a notice to you at your last known address if your policy lapses. You will have a 61-day grace period to pay at least an amount prescribed in your policy which would be enough to keep your policy in force for approximately three months (without regard to investment performance). You may not make any transfers or request any other policy changes during a grace period. If we do not receive your payment by the end of the grace period, your policy (and all riders to the policy) will terminate without value and all coverage under your policy will cease. We will mail an additional notice to you if your policy terminates.

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YOUR POLICY WILL TERMINATE IF YOU DON'T PAY ENOUGH PREMIUMS (I) TO PAY THE CHARGES WE DEDUCT OR (II) TO MAINTAIN THE NO-LAPSE GUARANTEE THAT CAN KEEP YOUR POLICY FROM TERMINATING. HOWEVER, WE WILL FIRST SEND YOU A NOTICE AND GIVE YOU THE OPPORTUNITY TO PAY ANY SHORTFALL.
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You may owe taxes if your policy terminates while you have a loan outstanding, even though you receive no additional money from your policy at that time. See "Tax information," later in this prospectus.

RESTORING A TERMINATED POLICY. To have your policy "restored" (put back in force), you must apply within six months after the date of termination. In some states, you may have a longer period of time. You must also (i) present evidence of insurability satisfactory to us and (ii) pay at least the amount of premium that we require. The amount of payment will not be more than an amount sufficient to cover total monthly deductions for 3 months, calculated from the effective date of restoration, and the premium charge. We will determine the amount of this required payment as if no interest or investment performance were credited to or charged against your policy account. Your policy contains additional information about the minimum amount of this premium and about the values and terms of the policy after it is restored and the effective date of such restoration. You may only restore your policy if it has terminated without value. You may not restore a policy that was given up for its net cash surrender value. The no-lapse guarantee will not be restored after the policy terminates.

YOU CAN GUARANTEE THAT YOUR POLICY WILL NOT TERMINATE BEFORE A CERTAIN DATE

You can generally guarantee that your policy will not terminate for a number of years by paying at least certain specified amounts of premiums. We call these amounts "guarantee premiums" and they will be set forth on page 3 of your policy. We call this guarantee against termination our "no-lapse guarantee." The length of your policy's guarantee period will range from 5 to 20 years depending on the insured's age when we issue the policy. Under the No Lapse Guarantee provision, the policy is guaranteed not to lapse during a no lapse guarantee period of 20 years for issue ages 0-55, the number of years to attained age 75 for issue ages 56-69, and 5 years for issue ages 70 and over. In some states, this guarantee may be referred to by a different name.

Your policy will not terminate, even if your net policy account value is not sufficient to pay your monthly charges, as long as:

..   You have satisfied the "guarantee premium test" (discussed in "guarantee premium test for the no-lapse guarantee" under "More information about policy benefits" later in this prospectus); and

..   Any outstanding loan and accrued loan interest does not exceed the policy account value.

There is no extra charge for this guarantee.

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IF YOU PAY AT LEAST CERTAIN PRESCRIBED AMOUNTS OF PREMIUMS, AND ANY OUTSTANDING POLICY LOAN AND ACCRUED LOAN INTEREST DO NOT EXCEED THE POLICY ACCOUNT VALUE, YOUR POLICY WILL NOT LAPSE FOR A NUMBER OF YEARS, EVEN IF THE VALUE IN YOUR POLICY BECOMES INSUFFICIENT TO PAY THE MONTHLY CHARGES.
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YOU CAN ELECT A "PAID UP" DEATH BENEFIT GUARANTEE

Provided certain requirements are met and subject to our approval, you may elect to take advantage of our "paid up" death benefit guarantee at any time after the fourth year of your policy if the insured's attained age is 99 or less. If you elect the paid up death benefit guarantee, we may reduce your base policy's face amount. Thereafter, your policy will not lapse so long as the paid up death benefit guarantee remains in effect. Also, if you elect the paid up death benefit guarantee, you will be required to reallocate your existing policy account value to a limited number of variable investment options that we make available at our discretion. The guaranteed interest option will also be available; however, we will limit the amount that may be allocated to the guaranteed interest option at any time. Our paid up death benefit guarantee is not available if you received monthly benefit payments under the Long Term Care Services/SM/ Rider at any time.

The guarantee will terminate if (i) at any time following the election, the sum of any outstanding policy loan and accrued interest, exceeds your policy account value, or (ii) you request that we terminate the election. For more information about the circumstances under which you can elect the paid up death benefit, the possible reduction in face amount after this guarantee is elected (including the possible imposition of surrender charges upon such reduction), restrictions on allocating your policy account value and other effects of this guarantee on your policy, see "Paid up death benefit guarantee" under "More information about policy features and benefits" later in this prospectus.

YOU CAN RECEIVE AN ACCELERATED DEATH BENEFIT UNDER THE LONG TERM CARE SERVICES/SM/ RIDER

In states where approved and subject to our eligibility requirements, the Long Term Care Services/SM/ Rider may be added to your policy at

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS issue that provides an acceleration of the policy's death benefit in the form of monthly payments if the insured becomes chronically ill and is receiving qualifying long-term care services. If you are purchasing this policy through an option to purchase additional insurance under another policy, or a conversion from a term life policy or term rider, you cannot add the Long Term Care Services/SM/ Rider. You can add this rider to policies with a face amount of at least $100,000 which are not issued as a result of an option to purchase additional insurance election or a conversion from a term life policy or term rider. The monthly rate for this rider varies based on the individual characteristics of the insured and the benefit percentage you select. You can terminate this rider after your first policy year. For more information about this rider, see "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus.

INVESTMENT OPTIONS WITHIN YOUR POLICY

Except as set forth in the next paragraph, we will initially put all unloaned amounts which you have allocated to variable investment options into such options on the later of the business day that we receive the full minimum initial premium at our Administrative Office or the register date of your policy (the "Investment Start Date"). Before this date, your initial premium will be held in a non-interest bearing account. See "Policy issuance" in "More information about procedures that apply to your policy" later in this prospectus.

In those states that require us to return your premium without adjustment for investment performance within a certain number of days (see "Your right to cancel within a certain number of days," later in this prospectus), we will initially put all amounts which you have allocated to the variable investment options into our EQ/Money Market investment option as of the later of the Investment Start Date and the issue date for twenty calendar days (the "Money Market Lock-in Period"). However, if we have not received all necessary requirements for your policy as of the Issue Date, the Money Market Lock-In Period will begin on the date we receive all necessary requirements to put the policy in force at our Administrative Office. On the first business day following the Money Market Lock-in Period, we will re-allocate that investment in accordance with your premium allocation instructions then in effect. For policies issued in these states, the "Allocation Date" is the first business day following the Money Market Lock-in Period. For all other policies, the Allocation Date is the Investment Start Date, and there is no automatic initial allocation to the EQ/Money Market investment option.

You give such allocation instructions in your application to purchase a policy. You can change the premium allocation percentages at any time, but this will not affect any prior allocations. The allocation percentages that you specify must always be in whole numbers and total exactly 100%.

The policy is between you and AXA Equitable. The policy is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

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YOU CAN CHOOSE AMONG VARIABLE INVESTMENT OPTIONS.
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VARIABLE INVESTMENT OPTIONS. The available variable investment options are listed on the front cover of this prospectus. (Your policy and other supplemental materials may refer to these as "Investment Funds.") The investment results you will achieve in any one of these options will depend on the investment performance of the corresponding Portfolio that shares the same name as that option. That Portfolio follows investment practices, policies and objectives that are appropriate to the variable investment option you have chosen. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option.

The advisers who make the investment decisions for each Portfolio are set forth later in the prospectus under "About the Portfolios of the Trusts."

You will find other important information about each Portfolio in the separate prospectuses for each Trust which accompany this prospectus, including a comprehensive discussion of the risks of investing in each Portfolio. To obtain copies of Trust prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.). We may add or delete variable investment options or Portfolios at any time.

If you elect the paid up death benefit guarantee, your choice of variable investment options will be limited to the AXA Allocation investment options, or those investment options we are then making available under the rider (see "Other benefits you can add by rider" under "More information about policy features and benefits").

GUARANTEED INTEREST OPTION. You can also allocate some or all of your policy's value to our guaranteed interest option. We, in turn, invest such amounts as part of our general assets. Periodically, we declare a fixed rate of interest (2% minimum) on amounts that you allocate to our guaranteed interest option. We credit and compound the interest daily at an effective annual rate that equals the declared rate. The rates we are declaring on existing policies at any time may differ from the rates we are then declaring for newly issued policies. (The guaranteed interest option is part of what your policy and other supplemental material may refer to as the "Guaranteed Interest Account.")

If you elect the paid up death benefit guarantee, we will restrict the amount of the policy account value that can be transferred or allocated to the guaranteed interest option. For more information on these restrictions, see "Paid up death benefit guarantee" under "More information about policy features and benefits" later in this prospectus.

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WE WILL PAY AT LEAST 2% ANNUAL INTEREST ON OUR GUARANTEED INTEREST OPTION.
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           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

ABOUT YOUR LIFE INSURANCE BENEFIT

YOUR POLICY'S FACE AMOUNT. In your application to buy an Incentive Life Optimizer(R) policy, you tell us how much insurance coverage you want on the life of the insured person. We call this the "face amount" of the base policy. Generally, $100,000 is the minimum amount of coverage you can request. If you have elected the Cash Value Plus Rider, the minimum face amount is $1 million. If you are exercising the option to purchase additional insurance under another policy, or a conversion from certain term life policies or term riders, the minimum face amount is $25,000. For: 1) policies that exceed our disability deduction waiver or disability premium waiver maximum coverage limit 2) face amount increases issued on a less favorable underwriting basis than the base policy 3) policy owners of certain discontinued AXA Equitable variable life products where a requested increase in coverage involves the issuance of an additional variable life policy or 4) face amount increases on a 1980 CSO product issued on a less favorable underwriting basis than the base policy, the minimum face amount is $10,000.

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IF THE INSURED PERSON DIES, WE PAY A LIFE INSURANCE BENEFIT TO THE
"BENEFICIARY" YOU HAVE NAMED. THE AMOUNT WE PAY DEPENDS ON WHETHER YOU HAVE CHOSEN DEATH BENEFIT OPTION A OR DEATH BENEFIT OPTION B. (SEE "YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS" UNDER "MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS" LATER IN THIS PROSPECTUS.)
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YOUR POLICY'S "DEATH BENEFIT" OPTIONS. In your policy application, you also choose whether the basic amount (or "benefit") we will pay if the insured person dies is:

..   Option A -- THE POLICY'S FACE AMOUNT on the date of the insured person's death. The amount of this death benefit doesn't change over time, unless you take any action that changes the policy face amount;

                                    - or -

..   Option B -- THE FACE AMOUNT PLUS THE "POLICY ACCOUNT VALUE" on the date of death. Under this option, the amount of the death benefit generally changes from day to day, because many factors (including investment performance, charges, premium payments and withdrawals) affect your policy account value.

Your "policy account value" is the total amount that at any time is earning interest for you or being credited with investment gains and losses under your policy. (Policy account value is discussed in more detail under "Determining your policy's value" later in this prospectus.)

Under Option B, your policy's death benefit will tend to be higher than under Option A, assuming the same policy face amount and policy account value. As a result, the monthly insurance charge we deduct will also be higher to compensate us for our additional risk. If you have elected the paid up death benefit guarantee or your policy has been placed on loan extension, the death benefit option will be Option A and must remain Option A thereafter.

ALTERNATIVE HIGHER DEATH BENEFIT IN CERTAIN CASES

Your policy is designed to always provide a minimum level of insurance protection relative to your policy account value, in part to meet the Code's definition of "life insurance."

We will automatically pay an alternative death benefit if it is HIGHER than the basic Option A or Option B death benefit you have selected. The alternate higher death benefit is based upon the life insurance qualification test that you choose. For the guideline premium test, this alternative death benefit is computed by multiplying your policy account value on the insured person's date of death by a percentage specified in your policy. Representative percentages are as follows:

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IF THE VALUE IN YOUR POLICY IS HIGH ENOUGH, RELATIVE TO THE FACE AMOUNT, THE LIFE INSURANCE BENEFIT WILL AUTOMATICALLY BE GREATER THAN THE OPTION A OR
OPTION B DEATH BENEFIT YOU HAVE SELECTED.
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--------------------------------------------------------
 AGE:*   40 AND UNDER       45    50    55    60    65
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 %:      250%              215%  185%  150%  130%  120%

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 AGE:    70   75-90   91    92    93   94-OVER
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%:      115%  105%   104%  103%  102%  101%
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*  For the then-current policy year.

For the cash value accumulation test, the alternate death benefit is the greater of the minimum death benefit as determined under the Code under this test or 101% of the policy account value. The death benefit must be large enough to ensure that the policy's cash surrender value (as computed under section 7702 of the Code) is never larger than the net single premium needed to fund future policy benefits. The net single premium varies based upon the insured's age, sex and risk class and is calculated using an interest rate of 4% and mortality charges based upon the 2001 Commissioner's Standard Ordinary Mortality Tables.

These higher alternative death benefits expose us to greater insurance risk than the regular Option A and B death benefit. Because the cost of insurance charges we make under your policy are based in part on the amount of our risk, you will pay more cost of insurance charges for any periods during which a higher alternative death benefit is the operative one.

The operative period for the higher alternative death benefit is determined in connection with the requirements of the Code. The calculation of the death benefit is built into the monthly calculation of the cost of insurance charge, which is based on the net amount at risk. The need for the higher alternative death benefit is assessed on each monthly anniversary date, and on the death of the insured. Each policy owner receives an annual statement showing various policy values. The annual statement shows the death benefit amount as of the policy anniversary, and that amount would reflect the alternative higher death benefit amount, if applicable at that time. This annual statement also reflects the monthly cost of insurance charge for the policy year, reflecting a higher net amount at risk in those months when the higher alternative death benefit is in effect.

OTHER ADJUSTMENTS TO DEATH BENEFIT. We will increase the death benefit proceeds by the amount of any other benefits we owe upon the insured person's death under any optional riders which are in effect.

We will reduce the death benefit proceeds by the amount of any outstanding policy loan and unpaid loan interest, as well as any amount of monthly charges under the policy that remain unpaid because the insured person died during a grace period. We also reduce the death benefit if we have already paid part of it under a living benefits rider. We reduce it by the amount of the living benefits payment plus interest. See "Your option to receive a terminal illness living benefit" later

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS in this prospectus. Under the Long Term Care Services/SM/ Rider, any monthly benefit payments will be treated as a lien against the death benefit and reduce your death benefit.

DEATH BENEFIT IF YOUR POLICY IS ON LOAN EXTENSION. Your policy offers an additional feature against policy termination due to an outstanding loan, called "loan extension." Availability of this feature is subject to certain terms and conditions, including that you must have elected the guideline premium test and have had your policy in force for at least 20 years. If your policy is on loan extension, the death benefit payable under the policy will be determined differently. For more information on loan extension, see "Borrowing from your policy" under "Accessing your money."

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SUBJECT TO CERTAIN RESTRICTIONS YOU CAN REQUEST A CHANGE IN YOUR DEATH BENEFIT OPTION.
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CHANGE OF DEATH BENEFIT OPTION. If you change from Option A to Option B, we automatically reduce your base policy's face amount by an amount equal to your policy account value at the time of the change. We may refuse this change if the policy's face amount would be reduced below the minimum stated in your policy. Changes from Option A to Option B are not permitted beyond the policy year in which the insured person reaches age 80, if the paid up death benefit guarantee is in effect or your policy is on loan extension. Also, changes from Option A to Option B may cause certain policy benefits to be unavailable.

If you change from Option B to Option A, we automatically increase your base policy's face amount by an amount equal to your policy account value at the time of the change. You can request a change from Option B to Option A any time after the second policy year and before the policy anniversary nearest the insured's 100th birthday.

If the alternative death benefit (referenced above) is higher than the base policy's death benefit at the time of the change in death benefit option, we will determine the new base policy face amount somewhat differently from the general procedures described above. See "Alternative higher death benefit in certain cases" earlier in this section.

We will not deduct or establish any amount of surrender charge as a result of a change in death benefit option. You may not change the death benefit option under your policy while the Long Term Care Services/SM/ Rider is in effect. Please refer to "Tax information" later in this prospectus, to learn about certain possible income tax consequences that may result from a change in death benefit option, including the effect of an automatic increase or decrease in face amount.

YOU CAN INCREASE OR DECREASE YOUR INSURANCE COVERAGE

After the first policy year while this policy is in force, you may request an increase in life insurance coverage under your policy. You may request a decrease in your policy's face amount any time after the second year of your policy but before the policy year in which the insured person reaches age 100. The requested increase or decrease must be at least $10,000. Please refer to "Tax information" for certain possible tax consequences and limitations of changing the face amount of your policy.

We can refuse or limit any requested increase or decrease. We will not approve any increase or decrease if (i) we are at that time being required to waive charges or pay premiums under any optional disability waiver rider that is part of the policy; (ii) the paid up death benefit guarantee is in effect; or
(iii) your policy is on loan extension. Also, we will not approve a face amount increase if the insured person has reached age 81. Moreover, we will not approve a face amount increase while the Long Term Care Services/SM/ Rider or Cash Value Plus Rider is in effect. We will not accept a request for a face amount decrease while you are receiving monthly benefit payments under the Long Term Care Services/SM/ Rider.

Certain policy changes, including increases and decreases in your insurance coverage, may also affect the guarantee premiums under the policy.

The following additional conditions also apply:

FACE AMOUNT INCREASES. We treat an increase in face amount in many respects as if it were the issuance of a new policy. For example, you must submit satisfactory evidence that the insured person still meets our requirements for coverage. Also, we establish additional amounts of surrender charge and guarantee premiums under your policy for the face amount increase, reflecting the additional amount of coverage.

In most states, you can cancel the face amount increase within 10 days after you receive a new policy page showing the increase. If you cancel, we will reverse any charges attributable to the increase and recalculate all values under your policy to what they would have been had the increase not taken place.

The monthly cost of insurance charge we make for the amount of the increase will be based on the underwriting classification of the insured person when the original policy was issued, provided the insured qualifies for the same underwriting classification. An additional ten-year surrender charge and an additional administrative charge will apply to the face amount that exceeds the highest previous face amount. If the insured qualifies for a less favorable underwriting classification than the base policy, we may offer to issue a separate policy based on the rating class for the increase. See "Risk/benefit summary: Charges and expenses you will pay."

FACE AMOUNT DECREASES. You may not reduce the face amount below the minimum stated in your policy. Nor will we permit a decrease that would cause your policy to fail the Internal Revenue Code's definition of life insurance. Guarantee premiums, as well as our monthly deductions for the cost of insurance coverage, will generally decrease from the time you reduce the face amount.

If you reduce the face amount during the first 10 years of your policy, or during the first 10 years after a face amount increase you have requested, we will deduct all or part of the remaining surrender charge from your policy account. Assuming you have not previously changed the face amount, the amount of the surrender charge we will deduct will be determined by dividing the amount of the decrease by the initial face amount and multiplying that fraction by the total amount of surrender charge that still remains applicable to your policy. We deduct the charge from the same investment options as if it were part of a regular monthly deduction under your policy.

In some cases, we may have to make a distribution to you from your policy at the time we decrease your policy's face amount or change

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS your death benefit option. This may be necessary in order to preserve your policy's status as life insurance under the Internal Revenue Code. We may also be required to make such distribution to you in the future on account of a prior decrease in face amount or change in death benefit option. The distribution may be taxable.

ACCESSING YOUR MONEY

You can access the money in your policy in different ways. You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). In your policy, the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy. However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a terminal illness living benefits payment, as well as by any other loans and accrued loan interest you have outstanding. The cash surrender value available for loans is also reduced on a pro rata basis for the portion of policy face amount accelerated to date but not by more than the accumulated benefit lien amount. See "More information about policy features and benefits: Other benefits you can add by rider: Long Term Care Services/SM/ Rider" later in this prospectus. We will charge interest on the amount of the loan. See "Borrowing from your policy" later in this prospectus for more information.

You can also make a partial withdrawal of $500 or more of your net cash surrender value (defined later in this prospectus under "Surrendering your policy for its net cash surrender value") at any time after the first year of your policy and before the policy anniversary nearest to the insured's 100th birthday. Partial withdrawals are not permitted if you have elected the paid up death benefit guarantee, your policy is on loan extension, or you are receiving monthly benefit payments under the Long Term Care Services/SM/ Rider. See "Making withdrawals from your policy" later in this prospectus for more information.

Finally, you can surrender (turn in) your policy for its net cash surrender value at any time. See "Surrendering your policy for its net cash surrender value" later in this prospectus. See "Tax information" later in this prospectus, for the tax treatment of the various ways in which you can access your money.

RISKS OF INVESTING IN A POLICY

The policy is unsuitable as a short-term savings vehicle. Some of the principal risks of investing in a policy are as follows:

..   If the investment options you choose perform poorly, you could lose some or all of the premiums you pay.

..   If the investment options you choose do not make enough money to pay for the policy charges, except to the extent provided by any no lapse guarantee, paid up death benefit guarantee or loan extension feature you may have, you could have to pay more premiums to keep your policy from terminating.

..   If any policy loan and any accrued loan interest either equals or exceeds the policy account value, your policy will terminate subject to the policy's Grace Period provision and any loan extension endorsement you may have.

..   We can increase, without your consent and subject to any necessary regulatory approvals, any charge that you currently pay at less than the maximum amount. We will not increase any charge beyond the highest maximum noted in the tables in "Tables of policy charges" under "Risk/benefit summary: Charges and expenses you will pay" earlier in this prospectus.

..   You may have to pay a surrender charge and there may be adverse tax consequences if you wish to discontinue some or all of your insurance coverage under a policy.

..   Partial withdrawals from your policy are available only after the first policy year and must be at least $500 and no more than the net cash surrender value. Under certain circumstances, we will automatically reduce your policy's face amount as a result of a partial withdrawal.

Your policy permits other transactions that also have risks. These and other risks and benefits of investing in a policy are discussed in detail throughout this prospectus.

A comprehensive discussion of the risks of each investment option may be found in the Trust prospectus for that investment option.

HOW THE INCENTIVE LIFE OPTIMIZER(R) VARIABLE LIFE INSURANCE POLICY IS AVAILABLE

Incentive Life Optimizer(R) is primarily intended for purchasers other than retirement plans. However, we do not place limitations on its use. Please see "Tax information" for more information. Incentive Life Optimizer(R) is available for issue ages 0 to 85.

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

3. Who is AXA Equitable?

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We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc., which is an indirect majority owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the majority shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the policies. AXA Equitable is solely responsible for paying all amounts owed to you under your policy.

AXA Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $669.9 billion in assets as of December 31, 2017. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

HOW TO REACH US

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Administrative Office as listed below for the purposes described. Please refer to "Telephone and Internet requests" for effective dates for processing telephone, Internet and fax requests, later in this prospectus.
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 BY MAIL:

  At the Post Office Box for our Administrative Office:
  AXA Equitable -- AXA Life Operations Center
  P.O. Box 1047
  Charlotte, North Carolina 28201-1047
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 BY EXPRESS DELIVERY ONLY:

  At the Street Address for our Administrative Office:
  AXA Equitable -- AXA Life Operations Center
  8501 IBM Drive, Suite 150
  Charlotte, North Carolina 28262-4333
  1-704-341-7000 (for express delivery purposes only)
--------------------------------------------------------------------------------
 BY PHONE:

Policy information, basic transactions, forms and statements are available 24 hours a day -- 7 days a week through AXA Equitable's Interactive Telephone Service.

AXA Equitable's Interactive Telephone Service provides the gateway to personal assisted service, Monday through Friday, 8 AM to 7 PM, Eastern Time:
1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.).
--------------------------------------------------------------------------------
 BY E-MAIL:

  life-service@axa.us.com
--------------------------------------------------------------------------------
 BY FAX:

  1-855-268-6378
--------------------------------------------------------------------------------
 BY INTERNET:

You may register for online account access at www.axa.com or us.axa.com for those outside the U.S. Our website provides access to account information and customer service. After registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.

REQUIRED FORMS. We require that the following types of communications be on specific forms we provide for that purpose:

(1)request for our automatic transfer service (our dollar cost averaging service);

(2)request for our asset rebalancing service;

(3)transfers among investment options (if submitted by e-mail);

(4)designation of new policy owner(s); and

(5)designation of new beneficiary(ies).

OTHER REQUESTS. We also have specific forms that we recommend you use for the following:

(a)policy surrenders;

(b)transfers among investment options (not submitted by e-mail);

(c)changes in allocation percentages for premiums and deductions; and

(d)electing the paid up death benefit guarantee.

You can also change your allocation percentages, transfer among investment options and/or change your address (1) by toll-free phone and assisted service,
(2) over the Internet, through axa.com or us.axa.com for those outside the U.S., or (3) by writing our Administrative Office. For more information about transaction requests you can make by phone or over the Internet, see"How to make transfers" and "Telephone and Internet requests" later in this prospectus.

Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing." (See "Disruptive transfer activity" in "More information about other matters.")

FORMAL REQUIREMENTS. Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, title (if applicable), the insured person's name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.

ABOUT OUR SEPARATE ACCOUNT FP

Each variable investment option is a part (or "subaccount") of our Separate Account FP. We established Separate Account FP under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable life insurance policies. We are the legal owner of all of the assets in Separate Account FP and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our policies. For example, we may withdraw amounts from Separate Account FP that represent our investments in Separate Account FP or that represent fees and charges under the policies that we have earned. Income, gains and losses

                             WHO IS AXA EQUITABLE?

credited to, or charged against Separate Account FP reflect its own investment experience and not the investment experience of AXA Equitable's other assets.

Separate Account FP is registered with the SEC under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account FP. Although the Separate Account is registered, the SEC does not monitor the activity of Separate Account FP on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) of Separate Account FP available under Incentive Life Optimizer(R) invests solely in the applicable class of shares issued by the corresponding Portfolio of the applicable Trust. Separate Account FP immediately reinvests all dividends and other distributions it receives from a Portfolio in additional shares of that class in that Portfolio.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable life insurance and/or annuity products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. EQ Advisors Trust and AXA Premier VIP Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our policy owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our policy owners, we will see to it that appropriate action is taken to do so.

YOUR VOTING PRIVILEGES

VOTING OF PORTFOLIO SHARES. As the legal owner of any Portfolio shares that support a variable investment option, we will attend (and have the right to vote at) any meeting of shareholders of the Portfolio (or the Trusts). To satisfy currently-applicable legal requirements, however, we will give you the opportunity to tell us how to vote the number of each Portfolio's shares that are attributable to your policy. The number of full and fractional votes you are entitled to will be determined by dividing the policy account value (minus any policy indebtedness) allocable to an investment option by the net asset value per unit for the Portfolio underlying that investment option. We will vote shares attributable to policies for which we receive no instructions in the same proportion as the instructions we do receive from all policies that participate in our Separate Account FP (discussed below). With respect to any Portfolio shares that we are entitled to vote directly (because we do not hold them in a separate account or because they are not attributable to policies), we will vote in proportion to the instructions we have received from all holders of variable annuity and variable life insurance policies who are using that Portfolio. One effect of proportional voting is that a small number of policy owners may control the outcome of a vote.

Under current legal requirements, we may disregard the voting instructions we receive from policy owners only in certain narrow circumstances prescribed by SEC regulations. If we do, we will advise you of the reasons in the next annual or semiannual report we send to you.

VOTING AS POLICY OWNER. In addition to being able to instruct voting of Portfolio shares as discussed above, policy owners that use our variable investment options may in a few instances be called upon to vote on matters that are not the subject of a shareholder vote being taken by any Portfolio. If so, you will have one vote for each $100 of policy account value in any such option; and we will vote our interest in Separate Account FP in the same proportion as the instructions we receive from holders of Incentive Life Optimizer(R) and other policies that Separate Account FP supports.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust serves for the benefit of each Trust's shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

                             WHO IS AXA EQUITABLE?

4. About the Portfolios of the Trusts

--------------------------------------------------------------------------------


We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment adviser of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, AXA FMG has entered into sub-advisory agreements with one or more other investment advisers (the "sub-advisers") to carry out investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.


You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG, a wholly owned subsidiary of AXA Equitable, receives management fees and administrative fees in connection with the services it provides to the Portfolios. As such, it may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

As a policy owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some affiliated Portfolios invest in other affiliated Portfolios (the "AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer policy owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to policy owners and/or suggest that policy owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your policy. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.


As described in more detail in the Portfolio prospectuses, the AXA Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy") and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.


The AXA Managed Volatility Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy, and the AXA Fund of Fund Portfolios that invest in other Portfolios that use the AXA volatility management strategy, are identified below in the chart by a "(check mark)" under the column entitled "Volatility Management."

Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. During rising markets, the AXA volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy or, in the case of the AXA Fund of Fund Portfolios, that invest exclusively in other Portfolios that do not use the volatility management strategy. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the AXA volatility management strategy. Any such Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your account value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

Portfolio allocations in certain AXA variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

   (a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and

   (b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.


------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST
 CLASS B SHARES                                                   INVESTMENT ADVISER (OR                   VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                    SUB-ADVISER(S), AS APPLICABLE)           MANAGEMENT
------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE       Seeks to achieve long-term capital           .   AXA Equitable Funds Management       (check mark)
  ALLOCATION         appreciation.                                    Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE     Seeks to achieve a high level of current     .   AXA Equitable Funds Management       (check mark)
  ALLOCATION         income.                                          Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA                  Seeks to achieve current income and          .   AXA Equitable Funds Management       (check mark)
  CONSERVATIVE-PLUS  growth of capital, with a greater                Group, LLC
  ALLOCATION         emphasis on current income.
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE         Seeks to achieve long-term capital           .   AXA Equitable Funds Management       (check mark)
  ALLOCATION         appreciation and current income.                 Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS    Seeks to achieve long-term capital           .   AXA Equitable Funds Management       (check mark)
  ALLOCATION         appreciation and current income, with a          Group, LLC
                     greater emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/          Seeks to achieve high total return through   .   AXA Equitable Funds Management
  MULTI-SECTOR BOND  a combination of current income and              Group, LLC
                     capital appreciation.
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL    Seeks to achieve long-term growth of         .   AXA Equitable Funds Management
  CAP GROWTH         capital.                                         Group, LLC
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL    Seeks to achieve long-term growth of         .   AXA Equitable Funds Management
  CAP VALUE          capital.                                         Group, LLC
------------------------------------------------------------------------------------------------------------------------
TARGET 2025          Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION         consistent with its asset mix. Total return      Group, LLC
                     includes capital growth and income.
------------------------------------------------------------------------------------------------------------------------
TARGET 2035          Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION         consistent with its asset mix. Total return      Group, LLC
                     includes capital growth and income.
------------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

----------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST
 CLASS B SHARES                                                   INVESTMENT ADVISER (OR                   VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                    SUB-ADVISER(S), AS APPLICABLE)           MANAGEMENT
----------------------------------------------------------------------------------------------------------------------
TARGET 2045          Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION         consistent with its asset mix. Total return      Group, LLC
                     includes capital growth and income.
----------------------------------------------------------------------------------------------------------------------
TARGET 2055          Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION         consistent with its asset mix. Total return      Group, LLC
                     includes capital growth and income.


----------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 CLASS IB SHARES                                                INVESTMENT ADVISER (OR                   VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                  SUB-ADVISER(S), AS APPLICABLE)           MANAGEMENT
----------------------------------------------------------------------------------------------------------------------
1290 VT CONVERTIBLE  Seeks a high level of total return.        .   AXA Equitable Funds Management
  SECURITIES                                                        Group, LLC
                                                                .   Palisade Capital Management, L.L.C.
----------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE   Seeks to achieve total return from long-   .   DoubleLine Capital LP
  DYNAMIC ALLOCATION term capital appreciation and income.
----------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE   Seeks to maximize current income and       .   DoubleLine Capital LP
  OPPORTUNISTIC BOND total return.
----------------------------------------------------------------------------------------------------------------------
1290 VT EQUITY       Seeks a combination of growth and          .   Barrow, Hanley, Mewhinney & Strauss
  INCOME             income to achieve an above-average and         LLC
                     consistent total return.
----------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO        Seeks to achieve capital appreciation.     .   GAMCO Asset Management, Inc.
  MERGERS &
  ACQUISITIONS
----------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL  Seeks to maximize capital appreciation.    .   GAMCO Asset Management, Inc.
  COMPANY VALUE
----------------------------------------------------------------------------------------------------------------------
1290 VT SMARTBETA    Seeks to achieve long-term capital         .   AXA Rosenberg Management, LLC
  EQUITY             appreciation.
----------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY     Seeks to track the investment results of   .   BlackRock Investment Management, LLC
  RESPONSIBLE        the MSCI KLD 400 Social Index.
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ALL ASSET GROWTH -   Seeks long-term capital appreciation and   .   AXA Equitable Funds Management
  ALT 20             current income.                                Group, LLC
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AXA 400 MANAGED      Seeks to achieve long-term growth of       .   AllianceBernstein L.P.               (check mark)
  VOLATILITY         capital with an emphasis on risk-adjusted  .   AXA Equitable Funds Management
                     returns and managing volatility in the         Group, LLC
                     Portfolio.                                 .   BlackRock Investment Management, LLC
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AXA 500 MANAGED      Seeks to achieve long-term growth of       .   AllianceBernstein L.P.               (check mark)
  VOLATILITY         capital with an emphasis on risk-adjusted  .   AXA Equitable Funds Management
                     returns and managing volatility in the         Group, LLC
                     Portfolio.                                 .   BlackRock Investment Management, LLC
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AXA 2000 MANAGED     Seeks to achieve long-term growth of       .   AllianceBernstein L.P.               (check mark)
  VOLATILITY         capital with an emphasis on risk-adjusted  .   AXA Equitable Funds Management
                     returns and managing volatility in the         Group, LLC
                     Portfolio.                                 .   BlackRock Investment Management, LLC
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AXA/AB SMALL CAP     Seeks to achieve long-term growth of       .   AllianceBernstein L.P.
  GROWTH             capital.                                   .   AXA Equitable Funds Management
                                                                    Group, LLC
----------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

----------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 CLASS IB SHARES                                                INVESTMENT ADVISER (OR                   VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                  SUB-ADVISER(S), AS APPLICABLE)           MANAGEMENT
----------------------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE      Seeks to achieve long-term capital         .   ClearBridge Investments, LLC
  LARGE CAP GROWTH   growth.
----------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY    Seeks to achieve long-term capital         .   AXA Equitable Funds Management       (check mark)
  MANAGED VOLATILITY appreciation with an emphasis on risk-         Group, LLC
                     adjusted returns and managing volatility   .   BlackRock Investment Management, LLC
                     in the Portfolio.                          .   Morgan Stanley Investment
                                                                    Management Inc.
                                                                .   OppenheimerFunds, Inc.
----------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL    Seeks to achieve long-term growth of       .   AXA Equitable Funds Management       (check mark)
  CORE MANAGED       capital with an emphasis on risk-adjusted      Group, LLC
  VOLATILITY         returns and managing volatility in the     .   BlackRock Investment Management, LLC
                     Portfolio.                                 .   EARNEST Partners, LLC
                                                                .   Massachusetts Financial Services
                                                                    Company d/b/a MFS Investment
                                                                    Management
                                                                .   Federated Global Investment
                                                                    Management Corp.
----------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL    Seeks to achieve long-term growth of       .   AllianceBernstein L.P.               (check mark)
  MANAGED VOLATILITY capital with an emphasis on risk-adjusted  .   AXA Equitable Funds Management
                     returns and managing volatility in the         Group, LLC
                     Portfolio.                                 .   BlackRock Investment Management, LLC
----------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL    Seeks to provide current income and long-  .   AXA Equitable Funds Management       (check mark)
  VALUE MANAGED      term growth of income, accompanied by          Group, LLC
  VOLATILITY         growth of capital with an emphasis on      .   BlackRock Investment Management, LLC
                     risk-adjusted returns and managing         .   Northern Cross, LLC
                     volatility in the Portfolio.
----------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE Seeks to achieve capital growth.           .   Janus Capital Management LLC
----------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE   Seeks to achieve long-term growth of       .   AXA Equitable Funds Management       (check mark)
  MANAGED VOLATILITY capital with an emphasis on risk-adjusted      Group, LLC
                     returns and managing volatility in the     .   BlackRock Investment Management, LLC
                     Portfolio.                                 .   Capital Guardian Trust Company
                                                                .   Vaughan Nelson Investment Management
                                                                .   Thornburg Investment Management,
                                                                    Inc.
----------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP        Seeks to provide long-term capital growth  .   AXA Equitable Funds Management       (check mark)
  GROWTH MANAGED     with an emphasis on risk-adjusted returns      Group, LLC
  VOLATILITY         and managing volatility in the Portfolio.  .   BlackRock Investment Management, LLC
                                                                .   HS Management Partners, LLC
                                                                .   Loomis, Sayles & Company, L.P.
                                                                .   Polen Capital Management, LLC
                                                                .   T. Rowe Price Associates, Inc.
----------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

---------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 CLASS IB SHARES                                                     INVESTMENT ADVISER (OR                   VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                       SUB-ADVISER(S), AS APPLICABLE)           MANAGEMENT
---------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE  Seeks to achieve long-term growth of            .   AllianceBernstein L.P.               (check mark)
  MANAGED VOLATILITY capital with an emphasis on risk-adjusted       .   AXA Equitable Funds Management
                     returns and managing volatility in the              Group, LLC
                     Portfolio.                                      .   BlackRock Investment Management, LLC
                                                                     .   Massachusetts Financial Services
                                                                         Company d/b/a MFS Investment
                                                                         Management
---------------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES    Seeks to achieve capital appreciation.          .   Loomis, Sayles & Company, L.P.
  GROWTH
---------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE    Seeks to achieve long-term capital              .   AXA Equitable Funds Management       (check mark)
  MANAGED VOLATILITY appreciation with an emphasis on risk               Group, LLC
                     adjusted returns and managing volatility in     .   BlackRock Investment Management, LLC
                     the Portfolio.                                  .   Diamond Hill Capital Management,
                                                                         Inc.
                                                                     .   Wellington Management Company, LLP
---------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC   Seeks to achieve capital appreciation and       .   BlackRock Investment Management, LLC
  VALUE EQUITY       secondarily, income.
---------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN  Seeks to achieve long-term growth of            .   Capital Guardian Trust Company
  RESEARCH           capital.
---------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK      Seeks to achieve a total return before          .   AllianceBernstein L.P.
  INDEX              expenses that approximates the total
                     return performance of the Russell 3000(R)
                     Index, including reinvestment of dividends,
                     at a risk level consistent with that of the
                     Russell 3000(R) Index.
---------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX   Seeks to achieve a total return before          .   SSgA Funds Management, Inc.
                     expenses that approximates the total return
                     performance of the Bloomberg Barclays U.S.
                     Intermediate Government/Credit Bond Index,
                     including reinvestment of dividends, at a risk
                     level consistent with that of the Bloomberg
                     Barclays U.S. Intermediate Government/
                     Credit Bond Index.
---------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX  Seeks to achieve a total return before          .   AllianceBernstein L.P.
                     expenses that approximates the total
                     return performance of the Standard &
                     Poor's 500 Composite Stock Price Index,
                     including reinvestment of dividends, at a
                     risk level consistent with that of the
                     Standard & Poor's 500 Composite Stock
                     Price Index.
---------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS  Seeks to achieve capital growth and             .   AXA Equitable Funds Management
                     current income.                                     Group, LLC
                                                                     .   BlackRock Investment Management, LLC
                                                                     .   Wells Fargo Asset Management
                                                                         (International) LLC
                                                                     .   Wells Capital Management, Inc.
---------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE      Seeks to achieve a total return before          .   SSgA Funds Management, Inc.
  GOVERNMENT BOND    expenses that approximates the total return
                     performance of the Bloomberg Barclays U.S.
                     Intermediate Government Bond Index,
                     including reinvestment of dividends, at a risk
                     level consistent with that of the Bloomberg
                     Barclays U.S. Intermediate Government
                     Bond Index.
---------------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

--------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 CLASS IB SHARES                                                      INVESTMENT ADVISER (OR                   VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                        SUB-ADVISER(S), AS APPLICABLE)           MANAGEMENT
--------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL     Seeks to achieve a total return (before          .   AllianceBernstein L.P.
  EQUITY INDEX       expenses) that approximates the total
                     return performance of a composite index
                     comprised of 40% DJ Euro STOXX 50
                     Index, 25% FTSE 100 Index, 25% TOPIX
                     Index, and 10% S&P/ASX 200 Index,
                     including reinvestment of dividends, at a
                     risk level consistent with that of the
                     composite index.
--------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK  Seeks to achieve capital growth and              .   Invesco Advisers, Inc.
                     income.
--------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE    Seeks to achieve long-term capital               .   J.P. Morgan Investment
  OPPORTUNITIES      appreciation.                                        Management Inc.
--------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH  Seeks to achieve a total return before           .   AllianceBernstein L.P.
  INDEX              expenses that approximates the total
                     return performance of the Russell 1000(R)
                     Growth Index, including reinvestment of
                     dividends at a risk level consistent with
                     that of the Russell 1000(R) Growth Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE   Seeks to achieve a total return before           .   SSgA Funds Management, Inc.
  INDEX              expenses that approximates the total
                     return performance of the Russell 1000(R)
                     Value Index, including reinvestment of
                     dividends, at a risk level consistent with
                     that of the Russell 1000(R) Value Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/MFS               Seeks to achieve capital appreciation.           .   Massachusetts Financial Services
  INTERNATIONAL                                                           Company d/b/a MFS Investment
  GROWTH                                                                  Management
--------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX     Seeks to achieve a total return before           .   SSgA Funds Management, Inc.
                     expenses that approximates the total return
                     performance of the Standard & Poor's Mid
                     Cap 400 Index, including reinvestment of
                     dividends, at a risk level consistent with that
                     of the Standard & Poor's Mid Cap 400
                     Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET/(1)/ Seeks to obtain a high level of current          .   The Dreyfus Corporation
                     income, preserve its assets and maintain
                     liquidity.
--------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA       Seeks to generate a return in excess of          .   Pacific Investment Management
  SHORT BOND         traditional money market products while              Company LLC
                     maintaining an emphasis on preservation
                     of capital and liquidity.
--------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS Seeks to achieve high current income             .   AllianceBernstein L.P.
                     consistent with moderate risk to capital.        .   AXA Equitable Funds Management
                                                                          Group, LLC
                                                                      .   Pacific Investment Management
                                                                          Company LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY     Seeks to replicate as closely as possible        .   AllianceBernstein L.P.
  INDEX              (before expenses) the total return of the
                     Russell 2000(R) Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE     Seeks to achieve long-term capital               .   T. Rowe Price Associates, Inc.
  GROWTH STOCK       appreciation and secondarily, income.
--------------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

---------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 CLASS IB SHARES                                                 INVESTMENT ADVISER (OR                   VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                   SUB-ADVISER(S), AS APPLICABLE)           MANAGEMENT
---------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND    Seeks to achieve total return through       .   UBS Global Asset Management
  INCOME             capital appreciation with income as a           (Americas) Inc.
                     secondary consideration.
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve long-term growth of        .   AllianceBernstein L.P.
  AGGRESSIVE EQUITY  capital.                                    .   AXA Equitable Funds Management
                                                                     Group, LLC
                                                                 .   ClearBridge Investments, LLC
                                                                 .   Scotia Institutional Asset
                                                                     Management US, Ltd.
                                                                 .   T. Rowe Price Associates, Inc.
                                                                 .   Westfield Capital Management
                                                                     Company, L.P.
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE    Seeks to achieve a balance of high current  .   AXA Equitable Funds Management
  BOND               income and capital appreciation,                Group, LLC
                     consistent with a prudent level of risk.    .   BlackRock Financial Management, Inc.
                                                                 .   DoubleLine Capital LP
                                                                 .   Pacific Investment Management
                                                                     Company LLC
                                                                 .   SSgA Funds Management, Inc.
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID     Seeks to achieve long-term growth of        .   AllianceBernstein L.P.
  CAP GROWTH         capital.                                    .   AXA Equitable Funds Management
                                                                     Group, LLC
                                                                 .   BlackRock Investment Management, LLC
                                                                 .   Franklin Advisers, Inc.
                                                                 .   Wellington Management Company, LLP
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID     Seeks to achieve long-term growth of        .   AXA Equitable Funds Management
  CAP VALUE          capital.                                        Group, LLC
                                                                 .   BlackRock Investment Management, LLC
                                                                 .   Diamond Hill Capital Management,
                                                                     Inc.
                                                                 .   Lord, Abbett & Co. LLC
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve long-term growth of        .   Allianz Global Investors U.S. LLC
  TECHNOLOGY         capital.                                    .   AXA Equitable Funds Management
                                                                     Group, LLC
                                                                 .   SSgA Funds Management, Inc.
                                                                 .   Wellington Management Company, LLP
---------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE                                                                     INVESTMENT ADVISER
 FUNDS) -- SERIES II                                                           (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME       OBJECTIVE                                                APPLICABLE)
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL   The fund's investment objective is total return through  .   Invesco Advisers, Inc.
  REAL ESTATE FUND    growth of capital and current income.                    .   Sub-Adviser: Invesco
                                                                                   Asset Management Limited
-------------------------------------------------------------------------------------------------------------
INVESCO V.I.          The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  INTERNATIONAL       capital.
  GROWTH FUND
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID      The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  CAP CORE EQUITY     capital.
  FUND
-------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

------------------------------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE                                                                    INVESTMENT ADVISER
 FUNDS) -- SERIES II                                                          (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME       OBJECTIVE                                               APPLICABLE)
------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL    The fund's investment objective is long-term growth of  .   Invesco Advisers, Inc.
  CAP EQUITY FUND     capital.


---------------------------------------------------------------------------------------------------------
 AMERICAN CENTURY
 VARIABLE
 PORTFOLIOS, INC.                                                          INVESTMENT ADVISER
 -- CLASS II                                                               (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME      OBJECTIVE                                             APPLICABLE)
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP  The fund seeks long-term capital growth. Income is a  .   American Century
  MID CAP VALUE FUND secondary objective.                                      Investment Management,
                                                                               Inc.
---------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
 INSURANCE SERIES(R)                                                           INVESTMENT ADVISER
 PORTFOLIO NAME --                                                             (OR SUB-ADVISER(S), AS
 CLASS 4 SHARES       OBJECTIVE                                                APPLICABLE)
-------------------------------------------------------------------------------------------------------------
GLOBAL SMALL          The fund's investment objective is to provide long-term  .   Capital Research and
  CAPITALIZATION      growth of capital.                                           Management Company
  FUND/SM/
-------------------------------------------------------------------------------------------------------------
NEW WORLD FUND(R)     The fund's investment objective is long-term capital     .   Capital Research and
                      appreciation.                                                Management Company


-------------------------------------------------------------------------------------------------------------
 FIDELITY(R)
 VARIABLE INSURANCE
 PRODUCTS (VIP) -                                                              INVESTMENT ADVISER
 SERVICE CLASS 2                                                               (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME      OBJECTIVE                                                 APPLICABLE)
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks long-term capital appreciation.                     .   Fidelity Management &
  CONTRAFUND(R)                                                                    Research Company (FMR)
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks high total return through a combination of current  .   Fidelity Management &
  GROWTH & INCOME    income and capital appreciation.                              Research Company (FMR)
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID  Seeks long-term growth of capital.                        .   Fidelity Management &
  CAP PORTFOLIO                                                                    Research Company (FMR)
-------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON
 VARIABLE INSURANCE
 PRODUCTS TRUST --
 CLASS 2                                                                          INVESTMENT ADVISER (OR
 PORTFOLIO NAME      OBJECTIVE                                                    SUB-ADVISER(S), AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------
FRANKLIN MUTUAL      The Fund's principal investment goal is capital              .   Franklin Mutual Advisers,
  SHARES VIP FUND    appreciation. Its secondary goal is income.                      LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN RISING      Seeks long-term capital appreciation, with preservation of   .   Franklin Advisory
  DIVIDENDS VIP FUND capital as an important consideration.                           Services, LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP   Seeks long-term total return.                                .   Franklin Advisory
  VALUE VIP FUND                                                                      Services, LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC   The Fund's principal investment goal is to seek a high       .   Franklin Advisers, Inc.
  INCOME VIP FUND    level of current income. Its secondary goal is capital
                     appreciation over long term.
----------------------------------------------------------------------------------------------------------------
TEMPLETON            Seeks long-term capital appreciation.                        .   Templeton Asset
  DEVELOPING                                                                          Management Ltd.
  MARKETS VIP FUND
----------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL     Seeks high current income, consistent with preservation of   .   Franklin Advisers, Inc.
  BOND VIP FUND      capital. Capital appreciation is a secondary consideration.
----------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH     Seeks long-term capital growth.                              .   Templeton Global Advisors
  VIP FUND                                                                            Limited
----------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------
 GOLDMAN SACHS
 VARIABLE
 INSURANCE TRUST --
 SERVICE SHARES                                             INVESTMENT ADVISER (OR
 PORTFOLIO NAME      OBJECTIVE                              SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT    Seeks long-term capital appreciation.  .   Goldman Sachs Asset
  MID CAP VALUE FUND                                            Management, L.P.
------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
 IVY VARIABLE
 INSURANCE
 PORTFOLIOS                                                                    INVESTMENT ADVISER (OR
 PORTFOLIO NAME      OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
IVY VIP ENERGY       To seek to provide capital growth and appreciation.       .   Ivy Investment Management
                                                                                   Company (IICO)
-------------------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME  To seek to provide total return through a combination of  .   Ivy Investment Management
                     high current income and capital appreciation.                 Company (IICO)
-------------------------------------------------------------------------------------------------------------
IVY VIP MID CAP      To seek to provide growth of capital.                     .   Ivy Investment Management
  GROWTH                                                                           Company (IICO)
-------------------------------------------------------------------------------------------------------------
IVY VIP SCIENCE AND  To seek to provide growth of capital.                     .   Ivy Investment Management
  TECHNOLOGY                                                                       Company (IICO)
-------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

------------------------------------------------------------------------------------------
 IVY VARIABLE
 INSURANCE                                                  INVESTMENT ADVISER
 PORTFOLIOS                                                 (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME      OBJECTIVE                              APPLICABLE)
------------------------------------------------------------------------------------------
IVY VIP SMALL CAP    To seek to provide growth of capital.  .   Ivy Investment Management
  GROWTH                                                        Company (IICO)
------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------
 LAZARD RETIREMENT
 SERIES, INC. --                                            INVESTMENT ADVISER
 SERVICE SHARES                                             (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME      OBJECTIVE                              APPLICABLE)
------------------------------------------------------------------------------------------
LAZARD RETIREMENT    Seeks long-term capital appreciation.  .   Lazard Asset Management
  EMERGING MARKETS                                              LLC
  EQUITY PORTFOLIO


--------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS --                                                      INVESTMENT ADVISER
 SERVICE CLASS                                                            (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME       OBJECTIVE                                           APPLICABLE)
--------------------------------------------------------------------------------------------------------
MFS(R)                The fund's investment objective is to seek capital  .   Massachusetts Financial
  INTERNATIONAL       appreciation.                                           Services Company
  VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------
MFS(R)                The fund's investment objective is to seek capital  .   Massachusetts Financial
  MASSACHUSETTS       appreciation.                                           Services Company
  INVESTORS GROWTH
  STOCK PORTFOLIO
--------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS      The fund's investment objective is to seek capital  .   Massachusetts Financial
  TRUST SERIES        appreciation.                                           Services Company
--------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE
 INSURANCE TRUST --                                                                INVESTMENT ADVISER
 ADVISOR CLASS                                                                     (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME          OBJECTIVE                                                 APPLICABLE)
-----------------------------------------------------------------------------------------------------------------
PIMCO                    Seeks maximum real return consistent with prudent         .   Pacific Investment
  COMMODITYREALRETURN(R) investment management.                                        Management Company LLC
  STRATEGY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
PIMCO REAL RETURN        Seeks maximum real return, consistent with preservation   .   Pacific Investment
  PORTFOLIO              of real capital and prudent investment management.            Management Company LLC
-----------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN       Seeks maximum total return, consistent with preservation  .   Pacific Investment
  PORTFOLIO              of capital and prudent investment management.                 Management Company LLC
-----------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE                                                                 INVESTMENT ADVISER
 EQUITY SERIES, INC.                                                           (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME       OBJECTIVE                                                APPLICABLE)
-------------------------------------------------------------------------------------------------------------
T. ROWE PRICE         Seeks a high level of dividend income and long-term      .   T. Rowe Price Associates,
  EQUITY INCOME       capital growth primarily through investments in stocks.      Inc.
  PORTFOLIO - II
-------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
                                                                                 INVESTMENT ADVISER
 VANECK VIP TRUST --                                                             (OR SUB-ADVISER(S), AS
 INITIAL SHARES       OBJECTIVE                                                  APPLICABLE)
---------------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL     Seeks long-term capital appreciation by investing          .   Van Eck Associates
  HARD ASSETS FUND    primarily in hard asset securities. Income is a secondary      Corporation
                      consideration.
---------------------------------------------------------------------------------------------------------------




(1)The Portfolio operates as a "government money market fund." The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-777-6510 (FOR U.S. RESIDENTS) OR 1-704-341-7000 (OUTSIDE OF THE U.S.).

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

5. Determining your policy's value

--------------------------------------------------------------------------------

YOUR POLICY ACCOUNT VALUE

As set forth earlier in this prospectus, we deduct certain charges from each premium payment you make. We credit the rest of each premium payment to your "policy account value." You instruct us to allocate your policy account value to one or more of the policy's investment options indicated on the front cover of this prospectus.

Your policy account value is the total of (i) your amounts in our variable investment options, (ii) your amounts in our guaranteed interest option (other than in (iii)), and (iii) any amounts that we are holding to secure policy loans that you have taken (including any interest on those amounts which has not yet been allocated to the variable investment options). See "Borrowing from your policy" later in this prospectus. Your "net policy account value" is the total of (i) and (ii) above, plus any interest credited on loaned amounts, minus any interest accrued on outstanding loans and minus any "restricted" amounts that we hold in the guaranteed interest option as a result of any payment received under a living benefits rider. (Your policy and other supplemental material may refer to the account that holds the amounts in
(ii) and (iii) above as our "Guaranteed Interest Account.") Your policy account value is subject to certain charges discussed in "Risk/benefit summary: Charges and expenses you will pay" earlier in this prospectus.

--------------------------------------------------------------------------------
YOUR POLICY ACCOUNT VALUE WILL BE CREDITED WITH THE SAME RETURNS AS ARE
ACHIEVED BY THE PORTFOLIOS THAT YOU SELECT AND INTEREST CREDITED ON AMOUNTS IN THE GUARANTEED INTEREST OPTION, AND IS REDUCED BY THE AMOUNT OF CHARGES WE DEDUCT UNDER THE POLICY.
--------------------------------------------------------------------------------

YOUR POLICY'S VALUE IN OUR VARIABLE INVESTMENT OPTIONS. We invest the policy account value that you have allocated to any variable investment option in shares of the corresponding Portfolio. Your value in each variable investment option is measured by "units."

The number of your units in any variable investment option does not change, absent an event or transaction under your policy that involves moving assets into or out of that option. Whenever any amount is withdrawn or otherwise deducted from one of your policy's variable investment options, we "redeem" (cancel) the number of units that has a value equal to that amount. This can happen, for example, when all or a portion of monthly deductions and transaction-based charges are allocated to that option, or when loans, transfers, withdrawals and surrenders are made from that option. Similarly, you "purchase" additional units having the same value as the amount of any premium (after deduction of any premium charge), loan repayment, or transfer that you allocate to that option.

The value of each unit will increase or decrease each business day, as though you had invested in the corresponding Portfolio's shares directly (and reinvested all dividends and distributions from the Portfolio in additional Portfolio shares). On any day, your value in any variable investment option equals the number of units credited to your policy under that option, multiplied by that day's value for one such unit. The mortality and expense risk charge mentioned earlier in this prospectus is calculated as a percentage of the value you have in the variable investment options and deducted monthly from your policy account based on your deduction allocations unless the paid up death benefit guarantee is in effect. For more information on how we allocate charges, see "How we allocate charges among your investment options" earlier in this prospectus.

YOUR POLICY'S VALUE IN OUR GUARANTEED INTEREST OPTION. Your policy's value in our guaranteed interest option includes: (i) any amounts that have been allocated to that option, based on your request, and (ii) any "restricted" amounts that we hold in that option as a result of your election to receive a living benefit. See "Your option to receive a terminal illness living benefit" later in this prospectus. We credit all of such amounts with interest at rates we declare from time to time. We guarantee that these rates will not be less than a 2% effective annual rate.

Amounts may be allocated to or removed from your policy's value in our guaranteed interest option for the same purposes as described earlier in this prospectus for the variable investment options. We credit your policy with a number of dollars in that option that equals any amount that is being allocated to it. Similarly, if amounts are being removed from your guaranteed interest option for any reason, we reduce the amount you have credited to that option on a dollar-for-dollar basis.

                        DETERMINING YOUR POLICY'S VALUE

6. Transferring your money among our investment options

--------------------------------------------------------------------------------

TRANSFERS YOU CAN MAKE

--------------------------------------------------------------------------------
YOU CAN TRANSFER AMONG OUR VARIABLE INVESTMENT OPTIONS AND INTO OUR GUARANTEED INTEREST OPTION.
--------------------------------------------------------------------------------

After your policy's Allocation Date, you can transfer amounts from one investment option to another. Unless the paid up death benefit guarantee is in effect, there are no restrictions on transfers into the guaranteed interest option. However, transfers out of the guaranteed interest option and among our variable investment options are more limited. Currently, the total of all transfers you make on the same day must be at least $500; except that you may transfer your entire balance in an investment option, even if it is less than $500. We reserve the right to lower this $500 limit upon written notice to you. We also reserve the right to restrict transfers among variable investment options and transfers out of the guaranteed interest option as described in your policy, including limitations on the number, frequency, or dollar amount of transfers.

Certain transfer restrictions apply if the paid up death benefit guarantee is in effect. For more information, see "Paid up death benefit guarantee" in "More information about policy features and benefits." If your policy is placed on loan extension, we will transfer any remaining policy account value in the variable investment options to the guaranteed interest option. No transfers from the guaranteed interest option are permitted thereafter.

Please see "Investment options within your policy" in "Risk/benefit summary:
Policy features, benefits and risks" for more information about your role in managing your allocations.

CURRENT UNRESTRICTED TRANSFERS OUT OF THE GUARANTEED INTEREST OPTION. We are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter, you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option until further notice. If we decide to change our limitations on transfers out of the guaranteed interest option, we will provide you with notice of at least 30 days.

See the "How to make transfers" section below on how you can request a transfer. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern Time) take effect the next business day.

Please note that the ability to make unrestricted transfers from the guaranteed interest option does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit, if available under your policy. In addition, if you elect to transfer account value to the Market Stabilizer Option(R) ("MSO"), if available under your policy, there must be sufficient funds remaining in the guaranteed interest option to cover the Charge Reserve Amount. Finally, there may be a charge for making this transfer. Please see "Risk/benefit summary:
Charges and expenses you will pay" earlier in this prospectus for more information about charges for this transfer.

If the policy is on loan extension, transfers out of the guaranteed interest option are not permitted.

DISRUPTIVE TRANSFER ACTIVITY. We reserve the right to limit access to the services described below if we determine that you are engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "More information about other matters").

HOW TO MAKE TRANSFERS

INTERNET TRANSFERS. Generally, you can make transfers over the Internet if you are the owner of the policy. You may do this by visiting our axa.com or us.axa.com (for those outside the U.S.) websites and registering for online account access. This service may not always be available. The restrictions relating to transfers are described below.

ONLINE TRANSFERS. You can make online transfers by following one of two procedures:

..   For individually owned policies for which you are the owner, by logging onto our website, described under "By Internet" in "How to reach us" earlier in this prospectus; or

..   For corporation and trust owned policies, we require a special authorization form to obtain access. The form is available on our website www.axa.us.com or us.axa.com for those outside the U.S., or by contacting our Administrative Office.

For more information, see "Telephone and Internet requests" later in this prospectus. We allow only one request for transfers each day (although that request can cover multiple transfers). If you are unable to reach us via our website, you should send a written transfer request to our Administrative Office.

TRANSFERS THROUGH OUR ADMINISTRATIVE OFFICE. You may submit a written request for a transfer to our Administrative Office. We require a written request for jointly owned policies.

OUR AUTOMATIC TRANSFER SERVICE

We offer an automatic transfer service. This service allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low, and fewer units if the unit's value is high. Therefore, you may achieve a lower average cost per unit over the long term.

--------------------------------------------------------------------------------
USING THE AUTOMATIC TRANSFER SERVICE DOES NOT GUARANTEE THAT YOU WILL EARN A PROFIT OR BE PROTECTED AGAINST LOSSES.
--------------------------------------------------------------------------------

Our automatic transfer service (also referred to as our "dollar cost averaging service") enables you to make automatic monthly transfers from the EQ/Money Market option to our other variable investment options. You may elect the automatic transfer service with your policy application or at any later time (provided you are not using the asset rebalancing service described below). At least $5,000 must be allocated to the EQ/Money Market option to begin using the automatic

             TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS transfer service. You can choose up to eight other variable investment options to receive the automatic transfers, but each transfer to each option must be at least $50.

This service terminates when the EQ/Money Market option is depleted. Also, this service will automatically terminate if you elect the paid up death benefit guarantee or your policy is placed on loan extension. You can also cancel the automatic transfer service at any time by sending a written request to our Administrative Office. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service.

We will not deduct a transfer charge for any transfer made in connection with our automatic transfer service.

OUR ASSET REBALANCING SERVICE

You may wish us to periodically redistribute the amounts you have in our variable investment options so that the relative amount of your policy account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for all available variable investment options up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service (discussed above).

You may request the asset rebalancing service in your policy application or at any later time by completing our enrollment form. At any time, you may also terminate the rebalancing program or make changes to your allocations under the program. Once enrolled in the rebalancing service, it will remain in effect until you instruct us in writing to terminate the service. Requesting an investment option transfer while enrolled in our asset rebalancing service will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your rebalancing service. Changes to your allocation instructions for the rebalancing service (or termination of your enrollment in the service) must be in writing and sent to our Administrative Office.

We will not deduct a transfer charge for any transfer made in connection with our asset rebalancing service. Also, this service will automatically terminate if you elect the paid up death benefit guarantee or your policy is placed on loan extension. Certain investment options, such as the guaranteed interest option, are not available investment options with the asset rebalancing service.

             TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS

7. Accessing your money

--------------------------------------------------------------------------------

BORROWING FROM YOUR POLICY

You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). In your policy, the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy. However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a terminal illness living benefits payment, as well as by any other loans (and accrued loan interest) you have outstanding and reduced for any monthly payments under the Long Term Care Services/SM/ Rider. See "More information about policy features and benefits: Other benefits you can add by rider: Long Term Care Services/SM/ Rider" later in this prospectus. See "Your option to receive a terminal illness living benefit" below. The minimum loan amount generally is $500.

--------------------------------------------------------------------------------
YOU CAN USE POLICY LOANS TO OBTAIN FUNDS FROM YOUR POLICY WITHOUT SURRENDER CHARGES OR, IN MOST CASES, PAYING CURRENT INCOME TAXES. HOWEVER, THE BORROWED AMOUNT IS NO LONGER CREDITED WITH THE INVESTMENT RESULTS OF ANY OF OUR INVESTMENT OPTIONS UNDER THE POLICY.
--------------------------------------------------------------------------------

When you take a policy loan, we remove an amount equal to the loan from one or more of your investment options and hold it as collateral for the loan's repayment. We hold this loan collateral under the same terms and conditions as apply to amounts supporting our guaranteed interest option, with several exceptions:

..   you cannot make transfers or withdrawals of the collateral;

..   we expect to credit different rates of interest to loan collateral than we credit under our guaranteed interest option;

..   we do not count the collateral when we compute our customer loyalty credit;
    and

..   the collateral is not available to pay policy charges.

When you request a loan, you should tell us how much of the loan collateral you wish to have taken from any amounts you have in each of our investment options. If you do not give us directions (or if we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in the same proportion as we are taking monthly deductions for charges. If that is not possible, we will take the loan from your investment options in proportion to your value in each. If the paid up death benefit guarantee is in effect and you do not give us directions or the directions cannot be followed due to insufficient funds (or we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in proportion to your value in each.

LOAN INTEREST WE CHARGE. The interest we charge on a policy loan accrues daily at an adjustable interest rate. We determine the rate at the beginning of each year of your policy and that rate applies to all policy loans that are outstanding at any time during the year. The maximum rate is the greater of
(a) 3% or (b) the "Monthly Average Corporate" yield published in Moody's Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. (If that average is no longer published, we will use another average, as the policy provides.) Currently, the loan interest rate is 3% for the first ten policy years and 2% thereafter. We will notify you of the current loan interest rate when you apply for a loan and annually on the annual report, and will notify you in advance of any rate increase.

Loan interest payments are due on each policy anniversary. If not paid when due, we automatically add the interest as a new policy loan.


INTEREST THAT WE CREDIT ON LOAN COLLATERAL. Under our current rules, the annual interest rate we credit on your loan collateral during any of your policy's first ten years will be 1% less than the rate we are then charging you for policy loan interest, and, beginning in the policy's 11th year, equal to the loan interest rate. The elimination of the rate differential is not guaranteed, however. Accordingly, we have discretion to increase the rate differential for any period, including under policies that are already in force (and may have an outstanding loan). We do guarantee that the annual rate of interest credited on your loan collateral will never be less than 2% and that the differential will not exceed 1%.


We credit interest on your loan collateral daily. On each anniversary of your policy (or when your policy loan is fully repaid) we transfer that interest to your policy's investment options in the same proportions as if it were a premium payment. If your policy is on loan extension, we transfer the interest to the unloaned guaranteed interest option. If the paid up death benefit guarantee is in effect, we transfer the interest to the investment options in accordance with your allocation instructions on record.

EFFECTS OF A POLICY LOAN. If not repaid, the aggregate amount of the outstanding loan and any accrued loan interest will reduce your cash surrender value and your life insurance benefit that might otherwise be payable. We will deduct any outstanding policy loan and accrued loan interest from your policy's proceeds if you do not pay it back. Also, a loan can reduce the length of time that your insurance remains in force, because the amount we set aside as loan collateral cannot be used to pay charges as they become due. A loan can also cause any paid up death benefit guarantee to terminate or may cause the no-lapse guarantee to become unavailable.

A policy loan, repaid or not, has a permanent effect on your cash surrender value. This results because the investment results of each investment option apply only to the amounts remaining in such investment options. The longer the loan is outstanding, the greater the effect on your cash surrender value is likely to be.

Even if a loan is not taxable when made, it may later become taxable, for example, upon termination or surrender. A policy loan can affect your policy account value and death benefit, even if you have repaid the loan. See "Tax information" below for a discussion of the tax consequences of a policy loan.

PAYING OFF YOUR LOAN. You can repay all or part of your loan at any time. We normally assume that payments you send us are premium

                             ACCESSING YOUR MONEY
payments. Therefore, you must submit instructions with your payment indicating that it is a loan repayment. If you send us more than all of the loan principal and interest you owe, we will treat the excess as a premium payment. Any payment received while the paid up death benefit guarantee is in effect, the policy is on loan extension or you are receiving monthly payments under the Long Term Care Services/SM/ Rider will be applied as a loan repayment (or refunded if it is in excess of the loan amount and outstanding interest).

When you send us a loan repayment, we will transfer an amount equal to such repayment from your loan collateral back to the investment options under your policy. First we will restore any amounts that, before being designated as loan collateral, had been in the guaranteed interest option under your policy. We will allocate any additional repayments among the investment options as you instruct; or, if you don't instruct us, in the same proportion as if they were premium payments.

If you are to receive monthly benefit payments under the Long Term Care Services/SM/ Rider, a pro rata portion of the loan and accrued loan interest to that date will be deducted from the monthly benefit payment as a loan repayment. This will reduce the monthly payment otherwise payable to you under the rider.

If the paid up death benefit guarantee is in effect, any loan repayment allocated to the unloaned portion of the guaranteed interest option will be limited to an amount so that the value in the unloaned portion of the guaranteed interest option does not exceed 25% of the amount that you have in your unloaned policy account value. Any portion of the loan repayment that we cannot allocate to the guaranteed interest option will be allocated to the variable investment options in proportion to any amounts that you specified for that particular loan repayment. If you did not specify, we will allocate that portion of the loan repayment in proportion to the paid up death benefit guarantee allocation percentages for the variable investment options on record.

LOAN EXTENSION (FOR GUIDELINE PREMIUM TEST POLICIES ONLY)

Loan extension will protect against lapse of your policy due to an outstanding policy loan in certain circumstances. There is no additional charge for the loan extension feature. Your policy will automatically be placed on "loan extension," if at the beginning of any policy month on or following the policy anniversary nearest the insured person's 75th birthday, but not earlier than the 20th policy anniversary, all of the following conditions apply:

..   The net policy account value is not sufficient to cover the monthly deductions then due;

..   The amount of any outstanding policy loan and accrued loan interest is greater than the larger of (a) the current base policy face amount, or
    (b) the initial base policy face amount;

..   You have selected Death Benefit Option A;

..   You have not received a payment under either the living benefits rider or the Long Term Care Services/SM/ Rider;

..   The policy is not in a grace period; and

..   No current or future distributions will be required to be paid from the policy to maintain its qualification as "life insurance" under the Internal Revenue Code.

When a policy goes on loan extension, all of the following will apply:

..   We will collect monthly deductions due under the policy up to the amount in the unloaned policy account value.

..   Any policy account value that is invested in our variable investment options will automatically be transferred to our guaranteed interest option; and no transfers out of the guaranteed interest option may thereafter be made into any of our variable investment options.

..   Loan interest will continue to accrue and we will send you a notice of any loan interest due on or about each policy anniversary. If the loan interest is not paid when due, it will be added to the outstanding loan balance.

..   No additional loans or partial withdrawals may be requested.

..   No changes in face amount or death benefit option may be requested.

..   No additional premium payments will be accepted. Any payments received will be applied as loan repayments. If a loan repayment is made, the repaid amount will become part of the unloaned guaranteed interest option. Any payment in excess of the outstanding loan balance will be refunded to you.

..   All additional benefit riders and endorsements will terminate, including the Long Term Care Services/SM/ Rider.

..   No future allocations or transfers to the investment options will be accepted.

..   The paid up death benefit guarantee if applicable, may not be elected.

..   The policy will not thereafter lapse for any reason.

On the policy anniversary when the insured attains age 75 and if such policy has been in force for 20 years, and each month thereafter, we will determine whether the policy is on loan extension. You will be sent a letter explaining the transactions that are allowed and prohibited while a policy is on loan extension. Once a policy is on loan extension, it will remain on loan extension during the lifetime of the insured unless the policy is surrendered.

If your policy is on loan extension, the death benefit payable under the policy is the greatest of (a), (b) and (c):

(a)The greater of the policy account value or the outstanding loan and accrued loan interest on the date of the insured's death, multiplied by a percentage shown in your policy;

(b)The outstanding loan and accrued loan interest, plus $10,000; or

(c)The base policy face amount on the date of death.

Other than as outlined above, all terms and conditions of your policy will continue to apply as if your policy is not on loan extension. If your policy is on loan extension, due to an absence of Internal Revenue Service guidance on such features, there is some uncertainty as to how the tax law might be applied in the future. For example, it is possible that in such circumstances, some or the entire outstanding loan could be treated as a distribution from the policy.

                             ACCESSING YOUR MONEY

MAKING WITHDRAWALS FROM YOUR POLICY

You may make a partial withdrawal of your net cash surrender value (defined below) at any time after the first year of your policy and before the policy anniversary nearest to the insured's attained age 100, provided the paid up death benefit guarantee is not in effect, the policy is not on loan extension and you are not receiving monthly benefit payments under the Long Term Care Services/SM/ Rider. The request must be for at least $500, however, and we have discretion to decline any request. If you do not tell us from which investment options you wish us to take the withdrawal, we will use the same allocation that then applies for the monthly deductions we make for charges; and, if that is not possible, we will take the withdrawal from all of your investment options in proportion to your value in each. If you elected the Long Term Care Services/SM/ Rider, a partial withdrawal will reduce the current long-term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the withdrawal amount. We will not deduct a charge for making a partial withdrawal.

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YOU CAN WITHDRAW ALL OR PART OF YOUR POLICY'S NET CASH SURRENDER VALUE,
ALTHOUGH YOU MAY INCUR TAX CONSEQUENCES BY DOING SO.
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EFFECT OF PARTIAL WITHDRAWALS ON INSURANCE COVERAGE. If the Option A death benefit is in effect, a partial withdrawal results in a dollar-for-dollar automatic reduction in the policy's face amount (and, hence, an equal reduction in the Option A death benefit). We will not permit a partial withdrawal that would reduce the face amount below the minimum stated in your policy, or that would cause the policy to no longer be treated as life insurance for federal income tax purposes.

If death benefit Option B is in effect, a partial withdrawal reduces the death benefit on a dollar for dollar basis, but does not affect the face amount.

The result is different, however, during any time when the alternative death benefit (discussed later in this prospectus) would be higher than the Option A or B death benefit you have selected. In that case, a partial withdrawal will cause the death benefit to decrease by more than the amount of the withdrawal. A partial withdrawal reduces the amount of your premium payments that counts toward maintaining the no-lapse guarantee. A partial withdrawal may increase the chance that your policy could lapse because of insufficient value to pay policy charges as they fall due or failure to pass the guarantee premium test for the no-lapse guarantee.

You should refer to "Tax information" below, for information about possible tax consequences of partial withdrawals and any associated reduction in policy benefits. Also, partial withdrawals are not permitted while the paid up death benefit guarantee is in effect. Please see "Paid up death benefit guarantee" in "More information about policy features and benefits."

SURRENDERING YOUR POLICY FOR ITS NET CASH SURRENDER VALUE

Upon written request satisfactory to us, you can surrender (give us back) your policy for its "net cash surrender value" at any time. The net cash surrender value equals your policy account value, minus any outstanding loan and unpaid loan interest, minus any amount of your policy account value that is "restricted" as a result of previously distributed terminal illness living benefits, and further reduced for any monthly benefit payments under the Long Term Care Services/SM/ Rider, and minus any surrender charge that then remains applicable. The surrender charge is described in "Charges and expenses you will pay" earlier in this prospectus.

Please refer to "Tax information" below for the possible tax consequences of surrendering your policy.

YOUR OPTION TO RECEIVE A TERMINAL ILLNESS LIVING BENEFIT

Subject to our insurance underwriting guidelines and availability in your state, your policy will automatically include our living benefits rider if you apply for a face amount of at least $100,000 unless it is issued as a result of an option to purchase additional insurance election or a conversion from a term life policy or term rider. This feature enables you to receive a portion (generally the lesser of 75% or $500,000) of the policy's death benefit (excluding death benefits pay-able under certain other policy riders), if the insured person has a terminal illness (as defined in the rider). The maximum aggregate amount of payments that will be paid under this Living Benefits Rider for all policies issued by AXA Equitable or an affiliate company on the life of the same insured person is $500,000. We make no additional charge for the rider, but we will deduct a one-time administrative charge of up to $250 from any living benefit we pay.

If you tell us that you do not wish to have the living benefits rider added at issue, but you later ask to add it, there will be a $100 administrative charge. Also, we will need to evaluate the insurance risk at that time, and we may decline to issue the rider.

If you receive a living benefit on account of terminal illness, the Long Term Care Services/SM/ Rider for chronic illness benefits, if elected, will terminate and no further benefits will be payable under the Long Term Care Services/SM/ Rider. Long Term Care Services/SM/ Rider charges will also stop. In addition, once you receive a living benefit, you cannot elect the paid up death benefit guarantee and your policy cannot be placed on loan extension. We will deduct the amount of any living benefit we have paid, plus interest (as specified in the rider), from the death benefit proceeds that become payable under the policy if and when the insured person dies. (In your policy we refer to this as a "lien" we establish against your policy.)

When we pay a living benefit, we automatically transfer a pro rata portion of your policy's net cash surrender value to the policy's guaranteed interest option. This amount, together with the interest we charge thereon, will be "restricted"-- that is, it will not be available for any loans, transfers or partial withdrawals that you may wish to make. In addition, it may not be used to satisfy the charges we deduct from your policy's value. We also will deduct these restricted amounts from any subsequent surrender proceeds that we pay.

The receipt of a living benefits payment may qualify for exclusion from income tax. See "Tax information" below. Receipt of a living benefits payment may affect your eligibility for certain government benefits or entitlements.

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YOU CAN ARRANGE TO RECEIVE A "LIVING BENEFIT" IF THE INSURED PERSON BECOMES TERMINALLY ILL.
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                             ACCESSING YOUR MONEY

8. Tax information

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This discussion is based on current federal income tax law and interpretations. It assumes that the policy owner is a natural person who is a U.S. citizen and resident and has an insurable interest in the insured. The tax effects on corporate taxpayers, non-U.S. residents or non-U.S. citizens may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax advisor.

BASIC INCOME TAX TREATMENT FOR YOU AND YOUR BENEFICIARY

An Incentive Life Optimizer(R) policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code (the "Code") and (b) as long as the investments made by the underlying Portfolios satisfy certain investment diversification requirements under Section 817(h) of the Code. The following discussion assumes that the policies meet these requirements and, therefore, that generally:


..   the death benefit received by the beneficiary under your policy will not be subject to federal income tax; and


..   increases in your policy account value as a result of interest or investment experience will not be subject to federal income tax, unless and until there is a distribution from your policy, such as a surrender, a partial withdrawal, loan or a payment to you.

The IRS, however, could disagree with our position such that certain tax consequences could be other than as described. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions in order to do so. There may also be different tax consequences if you assign your policy, transfer an interest therein or designate a new owner. See "Assigning your policy" later in this prospectus. See also special rules below for "Business and employer owned policies," and for the discussion of insurable interest under "Other information."

TAX TREATMENT OF DISTRIBUTIONS TO YOU (LOANS, PARTIAL WITHDRAWALS, AND FULL SURRENDER)

The federal income tax consequences of a distribution from your policy depend on whether your policy is a "modified endowment contract" (sometimes also referred to as a "MEC"). In all cases, however, the character of any income described below as being taxable to the recipient will be ordinary income (as opposed to capital gain).

TESTING FOR MODIFIED ENDOWMENT CONTRACT STATUS. Your policy will be a "modified endowment contract" if, at any time during the first seven years of your policy, you have paid a cumulative amount of premiums that exceeds the cumulative seven-pay limit. The cumulative seven-pay limit is the amount of premiums that you would have paid by that time under a similar fixed-benefit insurance policy that was designed (based on certain assumptions mandated under the Code) to provide for paid up future benefits after the payment of seven equal annual premiums. ("Paid up" means that no future premiums would be required.) This is called the "seven-pay" test.

Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the policy account value at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A "material change" for these purposes could occur as a result of a change in death benefit option, a requested increase in the policy's face amount or certain other changes.

If your policy's benefits are reduced during its first seven years (or within seven years after a material change), the seven-pay limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a requested decrease in face amount, the termination of additional benefits under a rider or, in some cases, a partial withdrawal or a change in death benefit option.) If the premiums previously paid during its first seven years (or within seven years after a material change) are greater than the recalculated (lower) seven-pay limit, the policy will become a modified endowment contract.

A life insurance policy that you receive in exchange for a modified endowment contract will also be considered a modified endowment contract.

In addition to the above premium limits for testing for modified endowment status, federal income tax rules must be complied with in order for it to qualify as life insurance. Changes made to your policy, for example, a decrease in face amount (including any decrease that may occur as a result of a partial withdrawal), a change in death benefit option, or other decrease in benefits may impact the maximum amount of premiums that can be paid, as well as the maximum amount of policy account value that may be maintained under the policy. We may also be required to provide a higher death benefit notwithstanding the decrease in face amount in order to assure that your policy continues to qualify as life insurance. Under either test, in some cases, this may cause us to take current or future action in order to assure that your policy continues to qualify as life insurance, including distribution of amounts to you that may be includible as income. See "Changes we can make" later in this prospectus.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS NOT A MODIFIED ENDOWMENT CONTRACT. As long as your policy remains in force as a non-modified endowment contract, policy loans will generally be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the loan will generally not be

                                TAX INFORMATION
tax deductible, although interest credited on loan collateral may become taxable under the rules below if distributed. However, there is some uncertainty as to the federal tax treatment of policy loans with a small or no spread between the interest rate charged and the interest rate credited on the amount loaned. You should consult a qualified tax adviser as to the federal tax treatment of such loans. Also, see below for taxation of loans upon surrender or termination of your policy.

If you make a partial withdrawal after the first 15 years of your policy, the proceeds will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your policy that were not taxable.) During the first 15 years, however, the proceeds from a partial withdrawal could be subject to federal income tax, under a complex formula, to the extent that your policy account value exceeds your basis.

Upon full surrender, any amount by which the proceeds we pay (including amounts we use to discharge any policy loan and unpaid loan interest) exceed your basis in the policy will be subject to federal income tax. IN ADDITION, IF A POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN-OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION AND COULD BE SUBJECT TO TAX UNDER THE FOREGOING RULES. Finally, if you make an assignment of rights or benefits under your policy, you may be deemed to have received a distribution from your policy, all or part of which may be taxable.

POLICY LOANS. Policy loans can cause taxable income upon the termination of a policy with no cash payout. In the case of a surrender, the loan amount is taken into account in determining any taxable amount and such income can also exceed the payment received. These events can occur from potential situations which include: (1) amount of outstanding policy debt (loans taken plus unpaid interest amounts added to the outstanding loan) at or near the maximum loan value; (2) unfavorable investment results affecting your policy account value;
(3) increasing monthly policy charges due to increasing attained ages of the insured; (4) high or increasing amount of insurance risk, depending on death benefit option and changing account value; and (5) increasing policy loan rates if an adjustable policy loan rate is in effect.

Ideally a policy loan will be paid from income tax free death benefit proceeds if your policy is kept in force until the death of the insured. To avoid policy terminations that may give rise to significant income tax liability, you may need to make substantial premium payments or loan repayments to keep your policy in force.

You can reduce the likelihood that these situations will occur by considering these risks before taking a policy loan. If you take a policy loan, you should monitor the status of your policy with your financial representative and your tax advisor at least annually, and take appropriate preventative action. As indicated above, in the case of a policy that is a modified endowment contract ("MEC"), any loan will be treated as a distribution when made, and thus may be taxable at such time.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS A MODIFIED ENDOWMENT CONTRACT. Any distribution from your policy will be taxed on an "income-first" basis if your policy is a modified endowment contract. Distributions for this purpose include a loan (including any increase in the loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan) or withdrawal. Any such distributions will be considered taxable income to you to the extent your policy account value exceeds your basis in the policy. (For modified endowment contracts, your basis is similar to the basis described above for other policies, except that it also would be increased by the amount of any prior loan under your policy that was considered taxable income to you.)

For purposes of determining the taxable portion of any distribution, all modified endowment contracts issued by AXA Equitable (or its affiliates) to the same owner (excluding certain qualified plans) during any calendar year are treated as if they were a single contract.

A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply to (i) taxpayers whose actual age is at least 59 1/2,
(ii) distributions in the case of a disability (as defined in the Code) or
(iii) distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. The exceptions generally do not apply to life insurance policies owned by corporations or other entities.

IF YOUR POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION (to the extent the loan was not previously treated as such) and could be subject to tax, including the 10% penalty tax, as described above. In addition, upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any loan) over your basis in the policy, will be subject to federal income tax and, unless an exception applies, the 10% penalty tax.

Distributions that occur during a year of your policy in which it becomes a modified endowment contract, and during any subsequent years, will be taxed as described in the four preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract. So, for example, if a policy has been collaterally assigned as security for a loan and the policy subsequently becomes a MEC there could be a taxable deemed distribution even though the policy owner has not received any payment from us.

POLICY CHANGES. Changes made to a life insurance policy, for example, a decrease in benefits, a death benefit option change, or the termination or restoration of a terminated policy, may have other effects on your policy, including impacting the maximum amount of premiums that can be paid under the policy. In some cases, this may cause us to take action in order to assure your policy continues to qualify as life insurance, including distribution of amounts that may be includable as income. This action may be required under the tax law even though the policy may not be sufficiently funded to keep it in force for a desired duration. In some cases, premium payments for a policy year could be limited to the amount needed to keep the policy in force until the end of the policy year. You should carefully go over the implications of any policy changes with your advisor before making a change.

RESTORATION OF A TERMINATED POLICY. For tax purposes, some restorations of a policy that terminated after a grace period may be treated as the purchase of a new policy. Since tax laws and regulations and their application may have changed by such time, there can be no assurance that we can reinstate the policy to qualify as life insurance under future tax rules.

TAX TREATMENT OF LIVING BENEFITS RIDER OR LONG TERM CARE SERVICES/SM/ RIDER UNDER A POLICY WITH THE APPLICABLE RIDER

LIVING BENEFITS RIDER. Amounts received under an insurance policy on the life of an individual who is terminally ill, as defined by the tax law, are generally excludable from gross income as an accelerated

                                TAX INFORMATION
death benefit. We believe that the benefits provided under our living benefits rider meet the tax law's definition of terminally ill and can qualify for this income tax exclusion.

LONG TERM CARE SERVICES/SM/ RIDER. Benefits received under the Long Term Care Services/SM/ Rider are intended to be treated, for Federal income tax purposes, as accelerated death benefits under section 101 (g) of the Code on the life of a chronically ill insured person receiving qualified long-term care services within the meaning of section 7702B of the Code. The benefits are intended to qualify for exclusion from income subject to the limitations of the Code with respect to a particular insured person. However, receipt of these benefits may be taxable in part. Generally income exclusion for all payments from all sources with respect to an insured person will be limited to the higher of the Health Insurance Portability and Accountability Act ("HIPAA") per day limit or actual costs incurred by the taxpayer on behalf of the insured person. Charges for the Long Term Care Services/SM/ Rider may be considered distributions for income tax purposes, and may be taxable to the owner to the extent not considered a nontaxable return of premiums paid for the life insurance policy. See above for tax treatment of distributions to you. Charges for the Long Term Care Services/SM/ Rider are generally not considered deductible for income tax purposes. The Long Term Care Services/SM/ Rider is not intended to be a qualified long-term care insurance contract under section 7702B(b) of the Code.

Any adjustments made to your policy death benefit, face amount and other values as a result of Long Term Care Services/SM/ Rider benefits paid will also generally cause us to make adjustments with respect to your policy under federal income tax rules for testing premiums paid, your tax basis in your policy, your overall premium limits and the seven-pay period and seven-pay limit for testing modified endowment contract status.

UNDER EITHER RIDER, if the owner and the insured person are not the same, the exclusion for accelerated death benefits for terminal illness or a chronic illness does not apply if the owner (taxpayer) has an insurable interest with respect to the life of the insured person by reason of the insured person being an officer, employee or director of the taxpayer or by reason of the insured person being financially interested in any trade or business carried on by the taxpayer. Also, if the owner and insured person are not the same, other tax considerations may also arise in connection with a transfer of benefits received to the insured person, for example, gift taxes in personal settings, compensation income in the employment context and inclusion of life insurance policy proceeds for estate tax purposes in certain trust owned situations. Under certain conditions, a gift tax exclusion may be available for certain amounts paid on behalf of a donee to the provider of medical care.

BUSINESS AND EMPLOYER OWNED POLICIES

Any employer owned life insurance arrangement on an employee or director as well as any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to the rules discussed below. Also, careful consideration should be given to any other rules that may apply, including other possible pending or recently enacted legislative proposals.

REQUIREMENTS FOR INCOME TAX FREE DEATH BENEFITS. Federal tax law imposes additional requirements for employer owned life insurance policies. The provisions can have broad application for contract owners engaged in a trade or business or certain related persons. These requirements include detailed notice and consent rules, annual tax reporting and recordkeeping requirements on the employer and limitations on those employees (including directors) who can be insured under the life insurance policy. Failure to satisfy applicable requirements will result in death benefits in excess of premiums paid by the owner being includible in the owner's income upon the death of the insured employee. Notice and consent requirements must be satisfied before the issuance of the life insurance policy or a material change to an existing life insurance policy, otherwise benefits may lose their tax favored treatment.

The rules generally apply to life insurance policies issued after August 17, 2006. Note, however, that material increases in the death benefit or other material changes will generally cause an existing policy to be treated as a new policy and thus subject to the new requirements. The term "material" has not yet been fully defined but is expected to not include automatic increases in death benefits in order to maintain compliance with the life insurance policy tax qualification rules under the Code. An exception for certain tax-free exchanges of life insurance policies pursuant to Section 1035 of the Code may be available but is not clearly defined.

LIMITATIONS ON INTEREST DEDUCTIBILITY FOR BUSINESS OWNED LIFE
INSURANCE. Ownership of a policy by a trade or business can limit the amount of any interest on business borrowings that the entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, the insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences. Proposals, if enacted, could narrow the exception unless the policy is grandfathered.

The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called "split-dollar" arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material change in a policy will be treated as the issuance of a new policy.

In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy's average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity's other assets. The above limitation is in addition to rules limiting interest deductions on policy loans against business-owned life insurance. Special rules apply to insurance company owners of policies which may be more restrictive.



USES OF POLICY WHICH MAY BE SCRUTINIZED. The IRS may view certain uses of life insurance policies as a tax shelter or as an abusive transaction. Please consult your tax advisor for the most up-to-date information as to IRS "Recognized Abusive and Listed Transactions" and how they may affect your policy.

REQUIREMENT THAT WE DIVERSIFY INVESTMENTS

Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Failure to comply with these regulations would disqualify your policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on any income and gains under the policy and the death benefit proceeds would lose their income tax-free status. These consequences would continue for the period of the disqualification and for subsequent periods. Through the Portfolios, we intend to comply with the applicable diversification requirements, though no assurances can be given in this regard.

                                TAX INFORMATION

ESTATE, GIFT, AND GENERATION-SKIPPING TAXES

If the policy's owner is the insured person, the death benefit will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, and the owner dies before the insured person, the value of the policy would be includable in the owner's estate. If the owner is neither the insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.


In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person's taxable estate, total at least $10 million (this statutory amount is to be indexed for inflation after 2010). A portability rule generally permits a surviving spouse to elect to carry over the unused portion of the deceased spouse's exclusion amount.

Certain amounts may be deductible or excludable, such as gifts and bequests to a person's spouse or charitable institutions, as well as for certain gifts per recipient per year ($15,000 for 2018, indexed for inflation).

As a general rule, if you make a "transfer" to a person two or more generations younger than you, a generation-skipping tax may be payable. Generation-skipping transactions would include, for example, a case where a grandparent "skips" his or her children and names his or her grandchildren as a policy's beneficiaries. In that case, the generation-skipping "transfer" would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax rates are similar to the maximum estate tax rates in effect at the time. Individuals are generally allowed an aggregate generation-skipping tax exemption of the same amount discussed above for estate and gift taxes, but without portability.


The particular situation of each policy owner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

If this policy is used with estate and gift tax planning in mind, you should consult with your tax advisor as to the most up-to-date information as to federal estate, gift and generation skipping tax rules.

PENSION AND PROFIT-SHARING PLANS

There are special limits on the amount of insurance that may be purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) or 403 of the Code. In addition, the federal income tax consequences will be different from those described in this prospectus. These rules are complex, and you should consult a qualified tax advisor.

SPLIT-DOLLAR AND OTHER EMPLOYEE BENEFIT PROGRAMS

Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. Employees may have imputed income for the value of any economic benefit provided by the employer. There may be other tax implications, as well. It is possible that certain split-dollar arrangements may be considered to be a form of deferred compensation under Section 409A of the Code, which broadens the definition of deferred compensation plans, and subjects such plans to new requirements. Further, certain split-dollar arrangements may come within the rules for business- and employer-owned policies. Among other issues, policy owners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.

If this policy is being or was purchased pursuant to a split-dollar arrangement, you should also consult your tax advisor for advice concerning the effect of the following guidance. In 2002 the IRS issued Notice 2002-8 concerning the taxation of split-dollar life insurance arrangements as well as regulations in both 2002 and 2003. They provide for taxation under one of two mutually exclusive regimes depending upon the structure of the arrangement. These are a loan regime and an economic benefit regime. Transition and grandfathering rules, among other items, should be carefully reviewed when considering such arrangements. A material modification to an existing arrangement may result in a change in tax treatment. In addition, public corporations (generally publicly-traded or publicly-reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors. At least some split-dollar arrangements could be deemed to involve loans within the purview of that section.

ERISA

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974. There may also be other implications. You should consult a qualified legal advisor.

3.8% TAX ON NET INVESTMENT INCOME OR "NII"

The 3.8% Medicare tax on certain unearned income of taxpayers whose adjusted incomes exceed certain thresholds applies to all or part of a taxpayer's NII. As currently interpreted under IRS guidelines, NII includes the taxable portion of an annuitized payment from a life insurance contract. It has not been defined to include taxable amounts from partial withdrawals, surrenders or lapses of life insurance policies subject to loans. You should consult your tax advisor as to the applicability of this tax to you.

OUR TAXES

The operations of our separate accounts are reported in our federal income tax return. Separate account investment income and capital gains, however, are, for tax purposes, reflected in our variable life insurance policy reserves. Currently we pay no taxes on such income and gains and impose no charge for such taxes. We reserve the right to impose a charge in the future for taxes incurred by us that are allocable to the policies.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.


TAX WITHHOLDING AND INFORMATION REPORTING

STATUS FOR INCOME TAX PURPOSES; FATCA. In order for us to comply with income tax withholding and information reporting rules which may apply to life insurance policies, we request documentation of "status" for tax purposes. "Status" for tax purposes generally means whether a person is a "U S. person" or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S.

                                TAX INFORMATION
person or the appropriate type of IRS Form W-8 for a foreign person). If we do not have appropriate certification or documentation of a person's status for tax purposes on file, it could affect the rate at which we are required to withhold income tax, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to life insurance policy ownership. For example, under the Foreign Account Tax Compliance Act ("FATCA"), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, we may be required to report policy values and other information for certain policyholders. For this reason, we and our affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

TAX WITHHOLDING. Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you and may not always follow federal rules.


Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U.S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction. For Puerto Rico and other jurisdictions, income is considered U.S.-source income. We anticipate requiring owners or beneficiaries in Puerto Rico which are not individuals to document their status to avoid 30% FATCA withholding from U.S.-source income.



POSSIBILITY OF FUTURE TAX CHANGES AND OTHER TAX INFORMATION


The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies or increase the taxes we pay in connection with such policies. This could include special rules for tax-exempt entities as well as for corporate or business use of policies. In addition to legislation enacted in December 2017, Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a life insurance policy. Legislative proposals could make sweeping changes to many longstanding tax rules including certain tax benefits currently available to newly purchased cash value life insurance policies. Proposals have been considered to eliminate some or all taxable expenditures or tax preferences together with some lowering of tax rates. We cannot predict what if any, legislation will actually be proposed or enacted or what type of grandfathering will be allowed for existing life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new or clarifying interpretations of existing law. Some areas of possible future guidance include new rules for testing for policies issued on a special risk class basis. As a result, there are areas of some uncertainty even under current laws, such that future tax consequences of a policy could be other than as described herein.


State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change or change in interpretation. Any changes in federal, state, local or foreign tax law or interpretations could have a retroactive effect both on our taxes and on the way your policy is taxed or the tax benefit of life insurance policies. As explained later under "Cost of insurance charge," the policy charges and tax qualification are based upon 2001 Commissioner's Standard Ordinary (CSO) tables. New tables may apply to new policies in future years. Certain safe harbors may be available under federal tax rules to permit certain policy changes without losing the ability to use 2001 CSO based tables for testing. If we determine that certain future changes to your policy would cause it to lose its ability to be tax tested under the 2001 CSO mortality tables, we intend to refuse such transactions which might have otherwise been available under your policy, subject to our rules then in effect. We would take such action to help assure that your policy can continue to qualify as life insurance for federal tax testing under the 2001 CSO based tables.

OTHER INFORMATION

There are a number of tax benefits associated with variable life insurance policies. For tax benefits to be available, the policy owner must have an insurable interest in the life of the insured under applicable state laws. Requirements may vary by state. A failure can, among other consequences, cause the policy owner to lose anticipated favorable federal tax treatment generally afforded life insurance.

For tax benefits to continue, the policy must continue to qualify as life insurance. We reserve the right to restrict transactions that we determine would cause your policy to fail to qualify as life insurance under federal tax law. We also reserve the right to decline to make any change that may cause your policy to lose its ability to be tested for federal income tax purposes under the 2001 Commissioners Standard Ordinary Mortality Tables.

In addition to other requirements, federal tax law requires that the insurer, and not the policy owner, have control of the underlying investment assets for the policy to qualify as life insurance.

You may make transfers among Portfolios of the Separate Account, but you may not direct the investments each Portfolio makes. If the IRS were to conclude that you, as the investor, have control over these investments, then the policy would no longer qualify as life insurance. You would be treated as the owner of separate account assets and be currently taxed on any income or gain the assets generate.

The IRS has provided some guidance on investor control, but many issues remain unclear. One such issue is whether a policy owner can have too much investor control if the variable life policy offers a large number of investment options in which to invest policy account values and/or the ability to make frequent transfers available under the policy. We do not know if the IRS will provide any further guidance on the issue. If guidance is provided, we do not know if it would apply retroactively to policies already in force.

We believe that our variable life policies do not give policy owners investment control over the investments underlying the various investment options; however, the IRS could disagree with our position. The IRS could seek to treat policy owners with a large number of investment options and/or the ability to freely transfer among investment options as the owners of the underlying Portfolio's shares. Accordingly, we reserve the right to modify your policy as necessary to attempt to prevent you from being considered the owner of your policy's proportionate share of the assets of the Separate Account.

                                TAX INFORMATION

9. More information about policy features and benefits

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GUARANTEE PREMIUM TEST FOR THE NO-LAPSE GUARANTEE

We offer a guarantee against policy lapse that depends on your having paid specified amounts of premiums. We refer to this guarantee as our "no-lapse guarantee" and you can read more about it in "You can guarantee that your policy will not terminate before a certain date" in "Risk/benefit summary:
Policy features, benefits and risks," earlier in this Prospectus.

GUARANTEE PREMIUM TEST. If your net policy account value is not sufficient to pay a monthly deduction that has become due, we check to see if the cumulative amount of premiums that you have paid to date (less any partial withdrawals) at least equals the cumulative guarantee premiums due to date for the no-lapse guarantee and guarantee premiums for any optional riders that are then available under your policy. If it does, your policy will not lapse, provided that any policy loan and accrued loan interest does not exceed the policy account value, and provided that the guarantee is still in effect.

GUARANTEE PREMIUMS. The amount of the guarantee premiums for the no-lapse guarantee is set forth in your policy on a monthly basis. The guarantee premiums are actuarially determined at policy issuance and depend on the age and other insurance risk characteristics of the insured person, as well as the amount of the coverage and additional features you select. The guarantee premiums may change if, for example, the face amount of the policy or the long-term care specified amount changes, or a rider is eliminated, or if there is a change in the insured person's risk characteristics. We will send you a new policy page showing any change in your guarantee premiums. Any change will be prospective only, and no change will extend the no-lapse guarantee period beyond its original number of years.

PAID UP DEATH BENEFIT GUARANTEE

Subject to our approval, you may elect the "paid up" death benefit guarantee at any time after the fourth year. This benefit provides an opportunity to lock in all or a portion of your policy's death benefit without making additional premium payments. Also, this benefit may be attractive to you if you are concerned about the impact of poor future investment performance or increases in policy charges on your policy's death benefit and potential policy lapse. You may elect this benefit provided:

..   the insured's attained age is not more than 99;

..   you have death benefit "Option A" in effect (see "About your life insurance benefit" in "Risk/benefit summary: Policy features, benefits and risks," earlier in this prospectus);

..   we are not paying policy premiums or waiving monthly charges under the terms of a disability waiver rider and you have not received any payment under a living benefits rider or the Long Term Care Services/SM/ Rider;

..   the policy is not in default or in a grace period as of the effective date of the paid up death benefit guarantee;

..   the policy account value after the deduction of any proportionate surrender charge would not be less than any outstanding policy loan and accrued loan interest;

..   the policy is not on loan extension. (For more information about loan extension, see "Accessing your money" earlier in this prospectus;

..   the election would not reduce the face amount (see below) below the minimum stated in your policy;

..   no current or future distribution from the policy will be required to maintain its qualification as life insurance under the Internal Revenue Code; and

..   You agree to re-allocate your fund values to the guaranteed interest option and the AXA Allocation investment options. We reserve the right to change the investment options available to you under the paid up death benefit guarantee. (See "Restrictions on allocations and transfers," below).

The effective date of the paid up death benefit guarantee will be the beginning of the policy month that next follows the date we approve your request. On the effective date of this guarantee, all additional benefit riders and endorsements will automatically terminate including the Long Term Care Services/SM/ Rider. The policy's net cash surrender value after the paid up death benefit guarantee is in effect will equal the policy account value, less any applicable surrender charges and any outstanding policy loan and accrued loan interest. The policy death benefit will be Option A. We will continue to deduct policy charges from your policy account value. As explained below, electing the paid up death benefit guarantee may reduce your policy's face amount, which in turn may result in the deduction of a surrender charge. You can request a personalized illustration that will show you how your policy face amount could be reduced and values could be affected by electing the paid up death benefit guarantee.

POSSIBLE REDUCTION OF FACE AMOUNT. The face amount of your policy after this guarantee is elected is the lesser of (a) the face amount immediately before the election or (b) the policy account value on the effective date of the election divided by a factor based on the then age of the insured person. The factors are set forth in your policy. As a general matter, the factors change as the insured person ages so that, if your policy account value stayed the same, the result of the calculation under clause (b) above would be lower the longer your policy is in force. We will decline your election if the new face amount would be less than the minimum stated in your policy.

If electing the paid up death benefit guarantee causes a reduction in face amount, we will deduct the same portion of any remaining surrender charge as we would have deducted if you had requested that decrease directly (rather than electing the paid up death benefit guarantee). (See "Risk/benefit summary:
Charges and expenses you will pay" earlier in this prospectus.) In certain cases, a reduction in face amount may cause a policy to become a modified endowment contract. See "Tax treatment of distributions to you (loans, partial withdrawals and full surrender)" under "Tax Information."

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

RESTRICTIONS ON ALLOCATIONS AND TRANSFERS. While the paid up death benefit guarantee is in effect, you will be restricted as to the investment options available to you under the policy and the amounts that can be allocated to the guaranteed interest option. You will be able to allocate up to 25% of your unloaned policy account value to the guaranteed interest option. Currently, the remainder of your unloaned policy account value must be allocated among the AXA Allocation investment options. (See "About the Portfolios of the Trusts" for the listing of AXA Allocation investment options.) When you elect the paid up death benefit guarantee, we require that you provide us with new allocation instructions. In the absence of these instructions, we will be unable to process your request.

Also, transfers from one or more of our AXA Allocation investment options into the guaranteed interest option will not be permitted if such transfer would cause the value of your guaranteed interest option to exceed 25% of your total unloaned policy account value. Loan repayments allocated to your guaranteed interest option will be limited to an amount that would not cause the value in your guaranteed interest option to exceed 25% of your total unloaned policy account value. If the value in your guaranteed interest option already exceeds 25% of your total unloaned policy account value (including the repayment), no portion of the repayment will be allocated to the guaranteed interest option. Any portion of the loan repayment that is not allocated to the guaranteed interest option will be allocated in proportion to the loan repayment amounts for the variable investment options you have specified. If we do not have instructions, we will use the allocation percentages for the variable investment options you specified when you elected the paid up death benefit guarantee or the most recent instructions we have on record. These restrictions would be lifted if the paid up death benefit guarantee is terminated.

OTHER EFFECTS OF THIS GUARANTEE. After you have elected the paid up death benefit guarantee, you may request a policy loan, make a loan repayment or transfer policy account value among the guaranteed interest option and variable investment options, subject to our rules then in effect. The following transactions, however, are not permitted when this guarantee is in effect:

..   premium payments

..   partial withdrawals

..   changes to the policy's face amount or death benefit option

..   any change that would cause the policy to lose its current or future qualification as life insurance under the Internal Revenue Code or require a current or future distribution from the policy to avoid such disqualification. (See "Tax treatment of distributions to you" under "Tax information" earlier in this prospectus.)

TERMINATION OF THIS GUARANTEE. You may terminate the paid up death benefit guarantee by written request to our Administrative Office. If terminated, the policy face amount will not change. However, premiums may be required to keep the policy from lapsing. If the guarantee terminates due to an outstanding loan and accrued loan interest exceeding the policy account value, a payment will be required to keep the policy and the guarantee in force pursuant to the policy's grace period provision. If the guarantee terminates for any reason, it cannot be restored at a later date.

OTHER BENEFITS YOU CAN ADD BY RIDER

You may be eligible for the following other optional benefits we currently make available by rider:

..   Long Term Care Services/SM/ Rider -- Described below.

..   Cash Value Plus Rider -- Described below.

..   disability deduction waiver -- This rider waives the monthly charges from the policy account value if the insured is totally disabled, as defined in the rider, for at least six consecutive months and the disability began prior to the policy anniversary nearest the insured's 60th birthday. If total disability begins on or after this date, the monthly charges are waived to the earlier of the policy anniversary nearest the insured's age 65 or termination of disability. Issue ages are 0-59. However, coverage is not provided until the insured's fifth birthday. The maximum amount of coverage is $3,000,000 for all AXA Equitable and affiliates' policies in-force and applied for.

..   disability premium waiver -- This rider pays the specified premium or waives the monthly charges from the policy account value, if that amount is greater, if the insured is totally disabled, as defined in the rider, for at least six consecutive months and the disability began prior to the policy anniversary nearest the insured's 60th birthday. If total disability begins on or after this date, the specified premium is paid (or the monthly charges, if greater, are waived) to the earlier of the policy anniversary nearest the insured's age 65 or termination of disability. Issue ages are 0-59. However, coverage is not provided until the insured's fifth birthday. The maximum amount of coverage is $3,000,000 for all AXA Equitable and affiliates' policies in-force and applied for.

..   children's term insurance -- This rider provides term insurance on the lives of the insured's children, stepchildren and legally adopted children who are between the ages of 15 days to 18 years. The insured under the base policy must be between the ages of 17 and 55. The maximum amount of coverage is $25,000 for all AXA Equitable and affiliates' policies in-force and applied for.

..   option to purchase additional insurance -- This rider allows you to purchase a new policy for the amount of the option, on specific dates, without evidence of insurability. The minimum option amount is $25,000 and the maximum amount is $100,000. Issue ages are 0-37. The maximum amount of coverage is $100,000 for all AXA Equitable and affiliates' policies in-force and applied for.

We add the following benefits automatically at no charge to each eligible policy:

..   substitution of insured person rider (Available for policies with a minimum face amount of $100,000 unless it is issued as a result of an option to purchase additional insurance election or a conversion from a term life policy, see "You can change your policy's insured person" under "More information about procedures that apply to your policy")

..   living benefits rider (See "Your option to receive a terminal illness living benefit" under "Accessing your money")

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

..   paid up death benefit guarantee endorsement (See "Paid up death benefit guarantee" under "More information about policy features and benefits.")

..   loan extension endorsement (See "Loan extension (for guideline premium test policies only)" under "Accessing your money.")

AXA Equitable or your financial professional can provide you with more information about these riders. Some of these benefits may be selected only at the time your policy is issued. Some benefits are not available in combination with others or may not be available in your state. The riders provide additional terms, conditions and limitations, and we will furnish samples of them to you on request. We can add, delete, or modify the riders we are making available, at any time before they become effective as part of your policy.

See also "Tax information" earlier in this prospectus for certain possible tax consequences and limitations of deleting riders or changing the death benefits under a rider.

CASH VALUE PLUS RIDER

In states where approved, an optional rider may be elected at issue that reduces the surrender charge if the policy is surrendered for its Net Cash Surrender Value in the first eight policy years. In order to elect the rider, the policy must have a minimum face amount of $1 million and the initial annualized planned periodic premium must be at least $50,000. There is a one-time charge of $250 for the rider and the rider charge will be deducted in a lump sum from the initial net premium, after deduction of the premium charge.

The rider works by refunding all or a portion of the premium charge and waiving all or a portion of the surrender charge, if the policy is surrendered in full in its early years. The percentage of charges refunded or waived under the rider are as follows:

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 SURRENDER IN POLICY   PERCENT OF PREMIUM  PERCENT OF SURRENDER
       YEAR            CHARGE REFUNDED*      CHARGES WAIVED
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        1                    100%                 100%
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        2                    80%                  100%
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        3                    33%                  100%
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        4                     0%                  100%
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        5                     0%                  80%
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        6                     0%                  65%
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        7                     0%                  45%
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        8                     0%                  25%
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   9 and later                0%                   0%
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* The mortality and expense risk charge and other monthly charges are not refunded.

The reduction of the surrender charges does not apply if the policy is being exchanged or replaced during the first eight policy years with another life insurance policy or annuity contract on the insured person including (but not limited to) a 1035 exchange, nor does it apply to a proportionate surrender charge resulting from a face amount decrease. There is no refund of the premium charge if during the first three policy years the policy terminates after a grace period, is being exchanged or replaced with another life insurance policy or annuity contract on the insured person including (but not limited to) a 1035 exchange, nor does it apply to a face amount decrease.

Amounts available under the policy for loans and partial withdrawals continue to be calculated as if this rider was not part of the policy.

The premium load refund that would be applicable upon a complete surrender of the policy may increase the death benefit that is calculated when the claim is paid in the first 3 policy years in order for the policy to satisfy the definition of a "life insurance contract" under Section 7702 of the Code.

.. RIDER TERMINATION. The rider will terminate on the earliest of the following dates: 1) The end of the eighth policy year; or 2) The date the policy ends without value at the end of the Grace Period or otherwise terminates.

LONG TERM CARE SERVICES/SM/ RIDER/(1)/

In states where approved and if you are applying for policy with a face amount of $100,000 or higher which is not issued as a result of an option to purchase additional insurance election or a conversion from a term life policy, an optional rider may be elected at issue that provides for the acceleration of the policy death benefit as a payment of a portion of the policy's death benefit each month as a result of the insured person being a chronically ill individual who is receiving qualified long-term care services./(2)/ Benefits accelerated under this rider will be treated as a lien against policy values. While this rider is in force, policy face amount increases and death benefit option changes are not permitted.

An individual qualifies as "chronically ill" if they have been certified by a licensed health care practitioner as being unable to perform (without substantial assistance from another person) at least two activities of daily living for a period of at least 90 days due to a loss of functional capacity; or requiring substantial supervision to protect such individual from threats to health and safety due to cognitive impairment.

Benefits are payable once we receive: 1) a written certification from a U.S. licensed health care practitioner that the insured person is a chronically ill individual and is receiving qualified long-term care services pursuant to a written plan of care; 2) proof that the "elimination period", as discussed below, has been satisfied; and 3) written notice of claim and proof of loss in a form satisfactory to us. We require recertification every twelve months from the date of the initial or subsequent certification to continue monthly benefit payments, otherwise, benefit payments will terminate at the end of the twelve month period. This rider may not cover all of the costs associated with long-term care services during the insured person's period of coverage.

The monthly rate for this rider varies based on the insured person's sex, issue age, class of risk and tobacco user status, as well as the benefit percentage selected. See "Risk/benefit summary: Charges and expenses you will pay", for more information on the charges we deduct for this rider.

If the net policy account value is insufficient to cover the total monthly deductions for the base policy and any riders while benefits under this rider are being paid, we will not lapse the policy. When monthly benefits under the Long Term Care Services/SM/ Rider are being paid, we will waive the monthly charge for the Long Term Care Services/SM/ Rider.
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(1)In the state of Massachusetts, this benefit will be called the Accelerated Death Benefit for Chronic Illness Rider.
(2)For a more complete description of the terms used in this section and conditions of this rider, please consult your rider policy form.

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

We will pay up to the long-term care specified amount for qualified long-term care services for the insured person for the duration of a period of coverage. The initial long-term care specified amount is equal to the face amount of the base policy at issue. This amount may change due to subsequent policy transactions and will be reduced at the end of a period of coverage to reflect benefits paid during that period of coverage. Any request for a decrease in the policy face amount will reduce the current long-term care specified amount to an amount equal to the lesser of: (a) the new policy face amount; or (b) the long-term care specified amount immediately prior to the face amount decrease. Any partial withdrawal will reduce the current long-term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the withdrawal. The maximum monthly benefit in either case will then be equal to the new long-term care specified amount multiplied by the benefit percentage.

The maximum monthly benefit is the maximum amount an affiliated company or we will pay in a month for qualified long-term care services for the insured person. The maximum monthly benefit payment amount that you can purchase from AXA Equitable and its affiliates is limited to $50,000 per month, per insured person. Affiliates include AXA Equitable Life and Annuity Company, MONY Life Insurance Company of America and U.S. Financial Life Insurance. The maximum monthly benefit is equal to the long-term care specified amount multiplied by the benefit percentage that you have selected. This amount may change due to subsequent policy transactions. See below for maximum monthly payment limitations.

Each month, we will pay the monthly benefit payment (a portion of which may be applied to repay an outstanding policy loan) for qualified long-term care services for the insured person. The monthly benefit payment is equal to the lesser of:

1. the maximum monthly benefit (or lesser amount as requested, however, this may not be less than $500); or

2. the monthly equivalent of 200% (100% in the State of New York) of the per day limit allowed by the Health Insurance Portability and Accountability Act. (We reserve the right to increase this percentage.)

When benefits are paid under this rider, we establish an accumulated benefit lien. This accumulated benefit lien amount will equal the cumulative amount of rider benefits paid (including any loan repayments) during a period of coverage, accumulated at 0% interest. We subtract the accumulated benefit lien amount from the base policy death benefit if the insured person dies before the end of a period of coverage. For the purposes of determining the cash surrender value of this policy, the unloaned policy account value, and surrender charge (if applicable) will be reduced pro rata for the portion of the policy face amount that we have accelerated to date. However, the unloaned Policy Account Value will not be reduced by more than the accumulated benefit lien amount.

.. ELIMINATION PERIOD. The Long Term Care Services/SM/ Rider has an elimination period that is the required period of time that the rider must be in force before any benefit is available to the insured person under this rider. The elimination period is 90 days, beginning on the first day of any qualified long-term care services that are provided to the insured person. Generally, benefits under this rider will not be paid until the elimination period is satisfied, and benefits will not be retroactively paid for the elimination period. The elimination period can be satisfied by any combination of days of a long-term care facility stay or days of home health care. The days do not have to be continuous, but the elimination period must be satisfied within a consecutive period of 24 months starting with the date on which such services are first provided. The elimination period must be satisfied only once while this rider is in effect.

.. PERIOD OF COVERAGE. The period of coverage is the period of time during which the insured person receives services that are covered under the Long Term Care Services/SM/ Rider and for which benefits are payable. This begins on the first day of covered services received after the end of the elimination period. A period of coverage will end on the earliest of the following dates:

1. the date we receive the notice of release which must be sent to us when the insured person is no longer receiving qualified long-term care services;

2. the date we determine you are no longer eligible to receive benefits in accordance with the terms of this rider;

3. the date when you request that we terminate benefit payments under this rider;

4. the date the accumulated benefit lien amount equals the current long-term care specified amount;

5. the date you surrender the policy;

6. the date we make a payment under the living benefits rider (for terminal illness); or

7. the date of death of the insured person.

During a period of coverage:

1. Partial withdrawals, face amount decreases and premium payments are not permitted.

2. Each monthly benefit payment will increase the accumulated benefit lien amount by the amount of the payment; this amount will be treated as a lien against your policy values.

3. If there is an outstanding policy loan at the time we make a benefit payment, an amount equal to a percentage of the loan and accrued loan interest will be deducted from the monthly benefit payment and used as a loan repayment and will reduce the amount otherwise payable to you. This percentage will equal the monthly benefit payment divided by the portion of the long-term care specified amount that we have not accelerated to date.

4. The loan extension and paid up death benefit guarantee endorsements will no longer be applicable at any time once benefits are paid under this rider.

After a period of coverage ends:

1. The face amount of the policy and the long-term care specified amount are reduced by the accumulated benefit lien amount.

2. The unloaned policy account value will be reduced pro rata to the reduction in the policy face amount, but not by more than the accumulated benefit lien amount.

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

3. Any applicable surrender charges will be reduced pro rata to the reduction in the policy face amount.

4. The maximum monthly benefit will not be reduced.

5. Any actual premium fund and no-lapse guarantee premium fund values that are used by us to determine whether a guarantee against policy lapse is in effect will also be reduced pro rata to the reduction in the policy face amount.

6. Any remaining balance for an outstanding loan and accrued loan interest will not be reduced.

7. The accumulated benefit lien amount is reset to zero.

The reduction in your policy account value will reduce your unloaned value in the guaranteed interest option and your values in the variable investment options in accordance with your monthly deduction allocation percentages then in effect. If we cannot make the reduction in this way, we will make the reduction based on the proportion that your unloaned values in the guaranteed interest option and your values in the variable investment options bear to the total unloaned value in your policy account.

After the period of coverage has ended, we will provide you with notice of the adjusted values.

If the entire long-term care specified amount has been paid out during the period of coverage, this rider will terminate and the policy may terminate.

.. RIDER TERMINATION. This rider will terminate, and no further benefits will be payable (except as provided under the "Extension of Benefits" provision of this rider), on the earliest of the following:

1. at any time after the first policy year, on the next monthly anniversary on or following the date we receive your written request to terminate this rider;

2. upon termination or surrender of the policy;

3. the date of the insured person's death;

4. the date when the accumulated benefit lien amount equals the current long-term care specified amount;

5. the effective date of the election of the paid up death benefit guarantee;

6. the date you request payment under a living benefits rider due to terminal illness of the insured person (whether or not monthly benefit payments are being made as of such date);

7. the date the policy goes on loan extension; or

8. on the date that a new insured person is substituted for the original insured person under the terms of any substitution of insured rider.

If this rider does not terminate, it will remain in force as long as the policy remains in force. This rider may be restored after termination if certain qualifications for restoration of rider benefits are met.

.. EXTENSION OF BENEFITS. If this policy lapses before the current long-term care specified amount has been paid out, while the insured person is confined in a long-term care facility, benefits for that confinement may be payable provided that the confinement began while this rider was in force. Benefits may continue until the earliest of the following dates: (a) the date the insured person is discharged from such confinement; (b) the date when the current long-term care specified amount has been paid; or (c) the date of death of the insured person. If benefits are payable under this provision, there will be no death benefit payable to the beneficiary or beneficiaries named in the base policy.

For tax information concerning the Long Term Care Services/SM/ Rider, see "Tax Treatment of living benefits rider or Long Term Care Services/SM/ Rider under a policy with the applicable rider" earlier in this prospectus.

CUSTOMER LOYALTY CREDIT

We provide a customer loyalty credit for policies that have been in force for more than 8 years. This is added to your policy account value each month. The dollar amount of the credit is a percentage of the total amount you then have in your policy account, but excluding any value we are holding as collateral for any policy loans.

The credit begins in the policy's 9th year. The percentage credit is currently at an annual rate as described in the charts below depending upon the issue age of the insured, the policy duration and the level at which the policy is funded. If at the end of the first 7 policy years, the cumulative amount of premiums that you have paid to date (less any partial withdrawals) is less than 17 "target premiums" for issue ages 18 - 58 or less than 13 "target premiums" for issue ages 0 - 17 and issue ages 59 and above, the percentage credit will be as follows:

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ISSUE                              CREDIT                           CREDIT
AGE      DURATION                  AMOUNT DURATION                  AMOUNT
--------------------------------------------------------------------------
 0 - 29  Policy yrs
          9 - 35                   0.25%  Policy yrs 36+            0.40%
--------------------------------------------------------------------------
30 - 39  Policy yrs
          9 - 25                   0.20%  Policy yrs 26+            0.35%
--------------------------------------------------------------------------
40 - 49  Policy yrs
          9 - 20                   0.15%  Policy yrs 21+            0.30%
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50 - 59  Policy yrs
          9 - 15                   0.15%  Policy yrs 16+            0.20%
--------------------------------------------------------------------------
 60 +    Policy yrs
          9+                       0.15%
--------------------------------------------------------------------------
Otherwise, the percentage credit will be as follows:
--------------------------------------------------------------------------
ISSUE                              CREDIT                           CREDIT
AGE      DURATION                  AMOUNT DURATION                  AMOUNT
--------------------------------------------------------------------------
 0 - 29  Policy yrs
         9 - 30                    0.25%  Policy yrs 31+            0.55%
--------------------------------------------------------------------------
30 - 39  Policy yrs
          9 - 20                   0.25%  Policy yrs 21+            0.55%
--------------------------------------------------------------------------
40 - 49  Policy yrs
          9 - 15                   0.25%  Policy yrs 16+            0.50%
--------------------------------------------------------------------------
50 - 59  Policy yrs
          9 - 10                   0.25%  Policy yrs 11+            0.50%
--------------------------------------------------------------------------
 60 +    Policy yrs
          9+                       0.25%
--------------------------------------------------------------------------

The "target premium" is actuarially determined for each policy, based on that policy's characteristics, as well as the policy's face amount. The illustrations of Policy Benefits that your financial professional will provide will contain more information regarding the amount of premiums that must be paid in order for the higher percentage credit to be applicable to your policy.


This credit is not guaranteed.

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

VARIATIONS AMONG INCENTIVE LIFE OPTIMIZER(R) POLICIES

Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy.

AXA Equitable also may vary or waive the charges (including surrender charges) and other terms of Incentive Life Optimizer(R) where special circumstances (including certain policy exchanges) result in sales or administrative expenses or mortality risks that are different from those normally associated with Incentive Life Optimizer(R). We will make such variations only in accordance with uniform rules that we establish.

AXA Equitable or your financial professional can advise you about any variations that may apply to your policy.

YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS

BENEFICIARY OF DEATH BENEFIT. You designate your policy's beneficiary in your policy application. You can change the beneficiary at any other time during the insured person's life. If no beneficiary is living when the insured person dies, we will pay the death benefit proceeds in equal shares to the insured person's surviving children. If there are no surviving children, we will instead pay the insured person's estate.

PAYMENT OF DEATH BENEFIT. We will pay any death benefit in a single sum. If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the "AXA Equitable Access Account", which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. AXA Equitable will retain the funds until a draft is presented for payment. Interest on the AXA Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The AXA Equitable Access Account is part of AXA Equitable's general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The AXA Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

A beneficiary residing outside the U.S., however, cannot elect the AXA Equitable Access Account. If the beneficiary is a trust that has two or fewer trustees, death benefit proceeds can be paid through the AXA Equitable Access Account.

If a financial professional has assisted the beneficiary in preparing the documents that are required for payment of the death benefit, we will send the AXA Equitable Access Account checkbook or check to the financial professional within the periods specified for death benefit payments under "When we pay policy proceeds," later in this prospectus. Our financial professionals will take reasonable steps to arrange for prompt delivery to the beneficiary.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

This is provided for information purposes only. Since the contracts are no longer available to new purchasers, this cancellation provision is no longer applicable.

You may cancel your policy by returning the policy along with a properly signed and completed written request for cancellation to our Administrative Office or, in some states, to the agent who sold it to you, by the 10th day after you receive it (or such longer period as required under state law). Your coverage will terminate as of the business day we receive your request at our Administrative Office (or, in some states, as of the business day the agent receives your request).

In most states, we will refund the premiums that were paid, less any outstanding loan and accrued loan interest. In other states, we will refund the policy account value calculated as of the business day we receive your request for cancellation at our Administrative Office (or, in some states, as of the business day the agent receives your request), plus any charges that were deducted from premiums that were paid and from the policy account value, less any outstanding loan and accrued loan interest. Your policy will set forth the specific terms of your "Right to Examine" the policy.

In addition to the cancellation right described above, you have the right to surrender your policy, rather than cancel it. Please see "Surrendering your policy for its net cash surrender value," earlier in this prospectus. Surrendering your policy may yield results different than canceling your policy, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the policy. Please see "Tax information," earlier in this prospectus for possible consequences of cancelling your policy.

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

10. More information about certain policy charges

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DEDUCTING POLICY CHARGES

PURPOSES OF POLICY CHARGES. The charges under the policies are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the policies. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the policies. If, as we expect, the charges that we collect from the policies exceed our total costs in connection with the policies, we will earn a profit. Otherwise, we will incur a loss. In addition to the charges described below, there are also charges at the Portfolio level, which are described in the prospectuses of the Portfolios in which the funds invest. For additional information on all policy charges, see "Risk/benefit summary:
Charges and expenses you will pay."

TRANSACTION CHARGES

On the first day of each policy month, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below (see "Periodic charges" below). In addition, charges may be deducted for transactions such as premium payments, policy surrenders, requested decreases in face amount, or transfers among investment options.

.. PREMIUM CHARGE. We deduct an amount not to exceed 6% from each premium payment you send us. Currently, we reduce this charge to 4% after an amount equal to two "target premiums" has been paid. The "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, as well as the policy's face amount, among other factors. In addition, if your policy includes the Cash Value Plus Rider, a portion of the deductions from premiums will be refunded upon surrender within the first three policy years (see "Cash Value Plus Rider" in "More information about policy features and benefits" earlier in this prospectus). A similar charge applies to premiums attributed to requested face amount increases that are above your highest previous face amount. The premium charge is designed in part to defray sales and tax expenses we incur that are based on premium payments.

.. SURRENDER CHARGES. If you give up this policy for its net cash surrender value before the end of the tenth policy year, or within the first ten years after a face amount increase over the previous highest base policy face amount, we will subtract a surrender charge from your policy account value. The surrender charge in the first policy month of each policy year is shown in your policy. The initial surrender charge will be between $8.90 and $46.10 per $1,000 of initial base policy face amount, or base policy face amount increase. The surrender charge declines uniformly in equal monthly amounts within each policy year until it reaches zero in the twelfth month of policy year ten. The initial amount of surrender charge depends on each policy's specific characteristics. In addition, if your policy includes the Cash Value Plus Rider, the surrender charges are reduced (see "Cash Value Plus Rider" in "More information about policy features and benefits" earlier in this prospectus). Changes in the base policy face amount resulting from a change in death benefit option will not be considered in computing the previous highest face amount.

The surrender charges are contingent deferred sales charges. They are contingent because you only pay them if you surrender your policy for its net cash surrender value (or request a reduction in its face amount, as described below). They are deferred because we do not deduct them from your premiums. Because the surrender charges are contingent and deferred, the amount we collect in a policy year is not related to actual expenses for that year.

The surrender charges assessed in connection with giving up this policy or with reductions in policy face amount are intended, in part, to compensate us for the fact that it takes us time to make a profit on your policy, and if you give up or reduce the face amount of your policy in its early years, we do not have the time to recoup our costs.

.. REQUEST A DECREASE IN YOUR POLICY'S FACE AMOUNT. If there is a requested base policy face amount reduction within the first ten policy years or within ten years following a face amount increase, or the paid-up death benefit guarantee is elected for a reduced amount during a surrender charge period, a proportionate surrender charge will be deducted from your policy account value.

Assuming you have not previously changed the base policy face amount, a proportionate surrender charge will be determined by dividing the amount of the reduction in base policy face amount by the initial base policy face amount of insurance, and then multiplying that fraction by the surrender charge immediately before the reduction. The proportionate surrender charge will not exceed the unloaned policy account value at the time of the reduction. If a proportionate surrender charge is made, the remaining surrender charge will be reduced proportionately. We will not deduct a proportionate surrender charge if the reduction resulted from a change in death benefit option or a partial withdrawal.

If there have been prior increases in face amount, the decrease will be deemed to cancel, first, each increase in reverse chronological order (beginning with the most recent) and then the initial face amount. We will deduct from your policy account value any surrender charge that is associated with any portion of the face amount that is thus deemed to be canceled.

.. TRANSFERS AMONG INVESTMENT OPTIONS. Although we do not currently charge for transfers among investment options, we reserve the right to make a transfer charge up to $25 for each transfer of amounts among your investment options. The transfer charge, if any, is deducted from the amounts transferred from your policy's value in the variable investment options and in our guaranteed interest option based on the proportion that the amount transferred from each variable investment option and from our guaranteed interest option bears to the total amount being transferred. Any such charge would be, in part, to compensate us for our expenses in administering transfers. The charge will never apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automated transfer service or asset rebalancing service.

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES

SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your policy account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

.. WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

.. EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

.. POLICY ILLUSTRATION CHARGE. Currently, you are entitled to one free illustration each policy year. For each additional illustration, we charge $25. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our Administrative Office, or
(iii) by any other means we make available to you.

.. DUPLICATE POLICY CHARGE. We charge $35 for providing a copy of your policy. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our Administrative Office, or
(iii) by any other means we make available to you.

.. POLICY HISTORY CHARGE. We charge a maximum of $50 for providing you a history of policy transactions. If you request a policy history of less than 5 years from the date of your request, there is no charge. If you request a policy history of more than 5 years but less than 10 years from the date of your request, the current charge is $25. For policy histories of 10 years or more, the charge is $50. For all policy histories, we reserve the right to charge a maximum of $50. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

.. CHARGE FOR RETURNED PAYMENTS. For each payment you make in connection with your policy is returned for insufficient funds, we will charge a maximum of $25.

PERIODIC CHARGES

On the first day of each month of the policy, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below.

.. ADMINISTRATIVE CHARGE. In the first policy year, we deduct $15 from your policy account value at the beginning of each policy month. In all subsequent policy years (but not beyond the policy anniversary when the insured person is attained age 100), we deduct $10 from your policy account value at the beginning of each policy month. We reserve the right to increase or decrease this latter amount in the future, although it will never exceed $10. However, the $15 monthly charge and the $10 monthly charge will not be applicable if the minimum face amount stated in your policy is $10,000. Please see "Your policy's face amount" under "About your life insurance benefit" in "Risk/benefit summary: Policy features, benefits and risks" earlier in this prospectus. In addition, we deduct between $0.06 and $0.30 per $1,000 of your initial base policy face amount and any face amount increase at the beginning of each policy month in the first ten policy years and any 10 year period following a face amount increase. The administrative charge is intended, in part, to compensate us for the costs involved in administering the policy.

.. COST OF INSURANCE CHARGE. The cost of insurance rates vary depending on a number of factors, including, but not limited to, the individual characteristics of the insured and the policy year. The monthly cost of insurance charge is determined by multiplying the cost of insurance rate that is then applicable to your policy by the amount we have at risk under your policy divided by $1,000. Our amount at risk (also described in your policy as "net amount at risk") on any date is the difference between (a) the death benefit that would be payable if the insured person died on that date and
(b) the then total account value under the policy. A greater amount at risk, or a higher cost of insurance rate, will result in a higher monthly charge. The cost of insurance rates are intended, in part, to compensate us for the cost of providing insurance to you under your policy.

Generally, the cost of insurance rate increases from one policy year to the next. This happens automatically because of the insured person's increasing age.

On a guaranteed basis, we may deduct between $0.02 and $83.34 per $1,000 of the amount for which we are at risk under your policy from your policy account value each month (but not beyond the policy anniversary date when the insured person is attained age 100). As the amount for which we are at risk at any time is the death benefit (calculated as of that time) minus your policy account value at that time, changes in your policy account value resulting from the performance of your investment options can affect your amount at risk, and as a result, your cost of insurance. Our cost of insurance rates are guaranteed not to exceed the maximum rates specified in your policy. For most insured persons at most ages, our current (non-guaranteed) rates are lower than the maximum rates. However, we have the ability to raise these rates up to the guaranteed maximum at any time, subject to any necessary regulatory approvals.

The guaranteed maximum cost of insurance rates for gender neutral Incentive Life Optimizer(R) policies for insureds who are age 18 or above are based on the 2001 Commissioner's Standard Ordinary 80% Male, 20% Female, Smoker or Nonsmoker Ultimate Age Nearest Birthday Mortality Table. The guaranteed maximum cost of insurance rates for gender neutral Incentive Life Optimizer(R) policies for insureds who are under age 18 are based on the 2001 Commissioner's Standard Ordinary 80% Male, 20% Female Composite Ultimate Age Nearest Birthday Mortality Tables. For all other policies, for insureds who are age 18 or above, the guaranteed maximum cost of insurance rates are based on the 2001 Commissioner's Standard Ordinary Male or Female, Smoker or Nonsmoker Ultimate Age Nearest Birthday Mortality Tables. For insureds who are under age 18, the guaranteed maximum cost of insurance rates are based on the 2001 Commissioner's Standard Ordinary Male or Female Composite Ultimate Age Nearest Birthday Mortality Tables.

Our cost of insurance rates will generally be lower (except for gender-neutral policies and in connection with certain employee benefit plans) if the insured person is a female than if a male. They also will generally be lower for non-tobacco users than tobacco users and lower for persons that have other highly favorable health characteristics,

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES as compared to those that do not. On the other hand, insured persons who present particular health, occupational or avocational risks may be charged higher cost of insurance rates and other additional charges as specified in their policies. In addition, the current (non-guaranteed) rates also vary depending on the duration of the policy (i.e., the length of time since the policy was issued).

For policies issued at ages 0-17, an insured person's cost of insurance rate is not based on that person's status as a tobacco user or non-tobacco user. Effective with the policy anniversary when that insured person reaches attained age 18, non-tobacco user cost of insurance rates will be charged for that person. That insured person may also be eligible for a more favorable rating, subject to our underwriting rules.

We offer lower rates for non-tobacco users only if they are at least age 18. You may generally ask us to review the tobacco habits of an insured person issue age 18 or over in order to change the charge from tobacco user rates to non-tobacco user rates. The change, if approved, may result in lower future cost of insurance rates beginning on the effective date of the change to non-tobacco user rates.

The change will be based upon our general underwriting rules in effect at the time of application, and may include criteria other than tobacco use status as well as a definition of tobacco use different from that applicable at the time this policy was issued.

Similarly, after the first policy year, you may request us to review the insured person's rating to see if they qualify for a reduction in future cost of insurance rates. Any such change will be based upon our general underwriting rules in effect at the time of application, and may include various criteria.

For information concerning possible limitations on any changes, please see "Other information" in "Tax information" earlier in this prospectus.

The change in rates, if approved, will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. This change may have adverse tax consequences.

For policies with a minimum stated face amount of $25,000 which are issued as a result of an option to purchase additional insurance election or a conversion from a term life policy or rider, our cost of insurance rates also depend on how large the face amount is at the time we deduct the charge. Generally, under these circumstances, the current (non-guaranteed) cost of insurance rates are lower for face amounts of $100,000 and higher. For this purpose, however, we will take into account all face amount decreases, whatever their cause. Therefore, a decrease in face amount may cause your cost of insurance rates to go up.

.. MORTALITY AND EXPENSE RISK CHARGE. We will collect a monthly charge for mortality and expense risk. We are committed to fulfilling our obligations under the policy and providing service to you over the lifetime of your policy. Despite the uncertainty of future events, we guarantee that monthly administrative and cost of insurance deductions from your policy account value will never be greater than the maximum amounts shown in your policy. In making this guarantee, we assume the mortality risk that insured persons (as a group) will live for shorter periods than we estimated. When this happens, we have to pay a greater amount of death benefit than we expected to pay in relation to the cost of insurance charges we received. We also assume the expense risks that the cost of issuing and administering policies will be greater than we expected. This charge is designed, in part, to compensate us for taking these risks.

We deduct a monthly charge at an annual rate of 0.85% of the value in your policy's variable investment options during the first 8 policy years, with no charge in policy year 9 and thereafter. We reserve the right to increase or decrease this charge in the future, although it will never exceed 1.00% during policy years 1-10, and 0.50% during policy years 11 and later. This charge will be calculated at the beginning of each policy month as a percentage of the amount of the policy account that is then allocated to the variable investment options.

.. LOAN INTEREST SPREAD. We charge interest on policy loans but credit you with interest on the amount of the policy account we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit. The loan interest spread will not exceed 1%. We deduct this charge on each policy anniversary date, or on loan termination, if earlier. For more information on how this charge is deducted, see "Borrowing from your policy" under "Accessing your money" earlier in this prospectus. As with any loan, the interest we charge on the loans is intended, in part, to compensate us for the time value of the money we are lending and the risk that you will not repay the loan.

OPTIONAL RIDER CHARGES

If you elected the following riders, the following charges, which are designed to offset the cost of their respective riders, are deducted from your policy account value, on the first day of each month of the policy (except for the Cash Value Plus Rider which has a one-time charge). The costs of each of the riders below are designed, in part, to compensate us for the additional insurance risk we take on in providing each of these riders and the administrative costs involved in administering them:

.. CHILDREN'S TERM INSURANCE. If you chose this rider, we deduct $0.50 per $1,000 of rider benefit amount from your policy account value each month until the insured under the base policy reaches age 65, while the rider is in effect. The charge for this rider does not vary depending upon the specifics of your policy. However, we will continue to charge you for the rider, even after all of your children, stepchildren and legally adopted children have reached age 25 (when a child's coverage under the rider terminates), unless you notify us in writing that you wish to cancel this rider.

.. DISABILITY DEDUCTION WAIVER. If you chose this rider, we deduct an amount from your policy account value each month until the insured under the base policy reaches age 65, while the rider is in effect. This amount is between 7% and 132% of all the other monthly charges (including charges for other riders elected) deducted from your policy account value on a guaranteed basis. The current monthly charges for this rider are lower than the maximum monthly charges.

.. DISABILITY PREMIUM WAIVER. If you chose this rider, we deduct an amount from your policy account value each month while the rider is in effect. This amount is between $0.02 and $0.60 per $1,000 of initial base policy face amount. We will establish a similar charge for requested base policy face amount increases. If you also select certain of the other optional riders available under your policy, we will deduct additional amounts from your policy account value per $1,000 of

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES rider benefit amount each month while both the other rider and this rider are in effect. If you choose the option to purchase additional insurance, we will deduct an amount between $0.02 and $0.07. If you choose the children's term insurance, we will deduct an amount between $0.01 and $0.03. If you choose the Long Term Care Services/SM/ Rider, we will deduct an amount between $0.0009 and $0.02. These amounts are in addition to the charges for the riders themselves.

.. LONG TERM CARE SERVICES/SM/ RIDER. If you chose this rider, on a guaranteed basis we may deduct between $0.08 and $1.18 per $1,000 of the amount for which we are at risk under the rider from your policy account value each month until the insured under the base policy reaches age 100 while the rider is in effect, but not when rider benefits are being paid. The amount at risk for this rider is the long-term care specified amount minus your policy account value, but not less than zero. The current monthly charges for this rider are lower than the maximum monthly charges.

.. OPTION TO PURCHASE ADDITIONAL INSURANCE. If you chose this rider, we deduct between $0.04 and $0.17 per $1,000 of the option to purchase additional insurance from your policy account value each month until the insured under the base policy reaches age 40 while the rider is in effect.

.. CASH VALUE PLUS RIDER. If you chose this rider, we deduct a one-time charge of $250 for the rider and the rider charge will be deducted in a lump sum from the initial net premium, after deduction of the premium charge.

.. ADDING A LIVING BENEFITS RIDER. If you elect the living benefits rider after the policy is issued, we will deduct $100 from your policy account value at the time of the transaction. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

EXERCISE OF OPTION TO RECEIVE A TERMINAL ILLNESS "LIVING BENEFIT." If you elect to receive a terminal illness "living benefit," we will deduct up to $250 from any living benefit we pay. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees.

..   Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES

11. More information about procedures that apply to your policy

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This section provides further detail about certain subjects that are addressed in the previous pages. The following discussion generally does not repeat the information already contained in those pages.

DATES AND PRICES AT WHICH POLICY EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your policy will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

DATE OF RECEIPT. Where this prospectus refers to the day when we receive a payment, request, election, notice, transfer or any other transaction request from you, we usually mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our Administrative Office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

BUSINESS DAY. Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. We compute unit values for our variable investment options as of the end of each business day.

PAYMENTS YOU MAKE. The following are reflected in your policy as of the date we receive them in complete and proper form:

..   premium payments received after the policy's investment start date
    (discussed below)

..   loan repayments and interest payments

REQUESTS YOU MAKE. The following transactions occur as of the date we receive your request in complete and proper form:

..   withdrawals

..   tax withholding elections

..   face amount decreases that result from a withdrawal

..   changes of allocation percentages for premium payments or monthly deductions

..   surrenders

..   changes of owner

..   changes of beneficiary

..   transfers from a variable investment option to the guaranteed interest option

..   loans

..   transfers among variable investment options

..   assignments

..   termination of paid up death benefit guarantee

The following transactions occur on your policy's next monthly anniversary that coincides with or follows the date we approve your request:

..   changes in face amount

..   election of paid up death benefit guarantee

..   changes in death benefit option

..   changes of insured person

..   restoration of terminated policies

..   termination of any additional benefit riders you have elected

AUTOMATIC TRANSFER SERVICE. Transfers pursuant to our automatic transfer service (dollar-cost averaging) occur as of the first day of each policy month. If you request the automatic transfer service in your original policy application, the first transfer will occur as of the first day of the second policy month after your policy's initial Allocation Date. If you request this service at any later time, we make the first such transfer as of your policy's first monthly anniversary that coincides with or follows the date we receive your request.

ASSET REBALANCING SERVICE. If you request the asset rebalancing service, the first redistribution will be on the date you specify or the date we receive your request, if later. However, no rebalancing will occur before your policy's Allocation Date. Subsequent periodic rebalancings occur quarterly, semiannually or annually, as you have requested.

DELAY IN CERTAIN CASES. We may delay allocating any payment you make to our variable investment options, or any transfer, for the same reasons stated in "Delay of variable investment option proceeds" later in this prospectus. We may also delay such transactions for any other legally permitted purpose.

PRICES APPLICABLE TO POLICY TRANSACTIONS. If a transaction will increase or decrease the amount you have in a variable investment option as of a certain date, we process the transaction using the unit values for that option computed as of that day's close of business, unless that day is not a business day. In that case, we use unit values computed as of the next business day's close.

EFFECT OF DEATH OR SURRENDER. You may not make any surrender or partial withdrawal request after the insured person has died. Also, all insurance coverage ends on the date as of which we process any request for a surrender.

POLICY ISSUANCE

REGISTER DATE. When we issue a policy, we assign it a "register date," which will be shown in the policy. We measure the months, years, and anniversaries of your policy from your policy's register date.

          MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY

..   If you submit the full minimum initial premium to your financial professional at the time you sign the application and before the policy is issued, and we issue the policy as it was applied for, then the register date will be the later of (a) the date you signed part I of the policy application or (b) the date a medical professional signed part II of the policy application.

..   If we do not receive your full minimum initial premium at our
    Administrative Office before the issue date or, if we issue the policy on a different basis than you applied for, the register date initially will appear on your policy as the date the policy is issued; however, we will move the register date to the date we deliver the policy provided we received your full minimum initial premium. This will ensure that premiums and charges will commence on the same date as your insurance coverage. If your policy was delivered on the 29th, 30th or 31st of the month, we will move the register date to the 1st of the following month. We will determine the interest rate applicable to the guaranteed interest option based on the Register Date. This rate will be applied to funds allocated to the guaranteed interest option as of the date we receive the full minimum initial premium at our Administrative Office.

We may also permit an earlier than customary register date (a) for employer-sponsored cases, to accommodate a common register date for all employees or (b) to provide a younger age at issue. (A younger age at issue reduces the monthly charges that we deduct under a policy.) The charges and deductions commence as of the register date, even when we have permitted an early register date. We may also permit policy owners to delay a register date (up to three months) in employer-sponsored cases.

INVESTMENT START DATE. This is the business day your investment first begins to earn a return for you. Generally, this is the later of: (1) the business day we receive the full minimum initial premium at our Administrative Office; and
(2) the register date of your policy. Before this date, your initial premium will be held in a non-interest bearing account.

COMMENCEMENT OF INSURANCE COVERAGE. You must give the full minimum initial premium to your financial professional on or before the day the policy and all amendments are delivered to you. No insurance under your policy will take effect unless (1) the insured person is still living at the time such payment and all delivery requirements are completed and (2) the information in the application continues to be true and complete, without material change, as of the date the policy and all amendments are delivered to you and all delivery requirements have been completed and the full minimum initial premium is paid. If you submit the full minimum initial premium with your application, we may, subject to certain conditions, provide a limited amount of temporary insurance on the proposed insured person. You may request and review a copy of our temporary insurance agreement for more information about the terms and conditions of that coverage.

NON-ISSUANCE. If, after considering your application, we decide not to issue a policy, we will refund any premium you have paid, without interest.

AGE; AGE AT ISSUE. Unless the context in this prospectus requires otherwise, we consider the insured person's "age" during any policy year to be his or her age on his or her birthday nearest to the beginning of that policy year. For example, the insured person's age for the first policy year ("age at issue") is that person's age on whichever birthday is closer to (i.e., before or after) the policy's register date.

WAYS TO MAKE PREMIUM AND LOAN PAYMENTS

CHECKS AND MONEY ORDERS. Premiums or loan payments generally must be paid by check or money order drawn on a U.S. bank in U.S. dollars and made payable to "AXA Equitable Life Insurance Company."

We prefer that you make each payment to us with a single check drawn on your business or personal bank account. We also will accept a single money order, bank draft or cashier's check payable directly to AXA Equitable, although we must report such "cash equivalent" payments to the Internal Revenue Service under certain circumstances. Cash and travelers' checks, or any payments in foreign currency, are not acceptable. We will accept third-party checks payable to someone other than AXA Equitable and endorsed over to AXA Equitable only
(1) as a direct payment from a qualified retirement plan or (2) if they are made out to a trustee who owns the policy and endorses the entire check (without any refund) as a payment to the policy.

ASSIGNING YOUR POLICY

You may assign (transfer) your rights in a policy to someone else as collateral for a loan, to effect a change of ownership or for some other reason, if we agree. Collateral assignments may also sometimes be used in connection with dividing the benefits of the policy under a split-dollar arrangement, which will also have its own tax consequences. A copy of the assignment must be forwarded to our Administrative Office. We are not responsible for any payment we make or any action we take before we receive notice of the assignment or for the validity of the assignment. An absolute assignment is a change of ownership.

Certain transfers for value may subject you to income tax and penalties and cause the death benefit to lose its income-tax free treatment. Further, a gift of a policy that has a loan outstanding may be treated as part gift and part transfer for value, which could result in both gift tax and income tax consequences. The IRS issued regulations in both 2002 and 2003 concerning split-dollar arrangements, including policies subject to collateral assignments. The regulations provide both new and interim guidance as to the taxation of such arrangements. These regulations address taxation issues in connection with arrangements which are compensatory in nature, involve a shareholder and corporation, or a donor and donee. See also discussion under "Split-dollar and other employee benefit programs" and "Estate, gift, and generation-skipping taxes" in the "Tax information" section of this prospectus. You should consult your tax advisor prior to making a transfer or assignment.

YOU CAN CHANGE YOUR POLICY'S INSURED PERSON

If your policy has this substitution of insured person rider and after the policy's second year, we will permit you to request that a new insured person replace the existing one subject to our rules then in effect. This requires that you provide us with adequate evidence that the proposed new insured person meets our requirements for insurance. Other requirements are outlined in your policy.

          MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY

Upon making this change, the monthly insurance charges we deduct will be based on the new insured person's insurance risk characteristics. In addition, any no-lapse guarantee and Long Term Care Services/SM/ Rider will terminate. It may also affect the face amount that a policy will have if you subsequently elect the paid up death benefit guarantee. The change of insured person will not, however, affect the surrender charge computation for the amount of coverage that is then in force.

Substituting the insured person is a taxable event and may, depending upon individual circumstances, have other tax consequences as well. For example, the change could cause the policy to be a "modified endowment contract" or to fail the Internal Revenue Code's definition of "life insurance," or in some cases require that we also distribute certain amounts to you from the policy. See "Tax information" earlier in this prospectus. You should consult your tax advisor prior to substituting the insured person. As a condition to substituting the insured person we may require you to sign a form acknowledging the potential tax consequences. In no event, however, will we permit a change that we believe causes your policy to fail the definition of life insurance or causes the policy to lose its ability to be tested under the 2001 CSO tables. See "Other information" under "Tax information" earlier in this prospectus. Also, if the paid up death benefit guarantee is in effect or your policy is on loan extension, you may not request to substitute the insured person.

REQUIREMENTS FOR SURRENDER REQUESTS

Your surrender request must include the policy number, your name, your taxpayer identification number, the name of the insured person, and the address where proceeds should be mailed. The request must be signed by you, as the owner, and by any joint owner, collateral assignee or irrevocable beneficiary. We may also require you to complete specific tax forms, or provide a representation that your policy is not being exchanged for another life or annuity contract.

GENDER-NEUTRAL POLICIES

Congress and various states have from time to time considered legislation that would require insurance rates to be the same for males and females. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of Incentive Life Optimizer(R) in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

There will be no distinctions based on sex in the cost of insurance rates for Incentive Life Optimizer(R) policies sold in Montana. We will also make such gender-neutral policies available on request in connection with certain employee benefit plans. Cost of insurance rates applicable to a gender-neutral policy will not be greater than the comparable male rates under a gender specific Incentive Life Optimizer(R) policy.

FUTURE POLICY EXCHANGES

We may at some future time, under certain circumstances and subject to applicable law, allow the current owner of this policy to exchange it for a universal life policy we are then offering. The exchange may or may not be advantageous to you, based on all of the circumstances, including a comparison of contractual terms and conditions and charges and deductions. We will provide additional information upon request at such time as exchanges may be permitted.

BROKER TRANSACTION AUTHORITY

After your policy has been issued, we may accept transfer requests and changes to your premium allocation instructions or fund transfers by telephone, mail, facsimile or electronically, and requests for automatic transfer service, asset rebalancing service and changes to the minimum growth cap rate for MSO in writing, by mail or facsimile, from your financial professional, provided that we have your prior written authorization to do so on file. Accordingly, AXA Equitable will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. AXA Equitable will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. AXA Equitable will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. AXA Equitable may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity. AXA Equitable may terminate any such authorization at any time without prior notice.

          MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY

12. More information about other matters

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ABOUT OUR GENERAL ACCOUNT

This policy is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a policy's account value or any guaranteed benefits with which the policy was issued. AXA Equitable is solely responsible to the policy owner for the policy's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the policy are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular policy or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the policies in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The policy is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities law relating to the accuracy and completeness of statements made in prospectuses.

TRANSFERS OF YOUR POLICY ACCOUNT VALUE

TRANSFERS NOT IMPLEMENTED. If a request cannot be fully administered, only the part that is in good order will be processed. Any part of the request that cannot be processed will be denied and an explanation will be provided to you. This could occur, for example, where the request does not comply with our transfer limitations, or where you request transfer of an amount greater than that currently allocated to an investment option.

Similarly, the automatic transfer service will terminate immediately if:
(1) your amount in the EQ/Money Market option is insufficient to cover the automatic transfer amount; (2) your policy is in a grace period; (3) we receive notice of the insured person's death; or (4) you have either elected the paid up death benefit guarantee or your policy is placed on loan extension. Similarly, the asset rebalancing program will terminate if either (2), (3) or
(4) occurs.

DISRUPTIVE TRANSFER ACTIVITY. You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments,

                     MORE INFORMATION ABOUT OTHER MATTERS
which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that AXA Equitable has a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

TELEPHONE AND INTERNET REQUESTS

If you are a properly authorized person, you may make transfers between investment options over the Internet as described earlier in this prospectus in "How to make transfers" under "Transferring your money among our investment options."

Also, you may make the following additional types of requests by calling the number under "By Phone:" in "How to reach us" from a touch-tone phone, if the policy is individually owned and you are the owner or through axa.com or us.axa.com for those outside the U.S. if you are the individual owner:

..   changes of premium allocation percentages

..   changes of address

..   request forms and statements

..   to request a policy loan (loan requests cannot be made online by corporate policyholders)

..   enroll for electronic delivery and view statements/documents online

..   to pay your premium or make a loan repayment

For security purposes, all telephone requests are automatically tape-recorded and are invalid if the information given is incomplete or any portion of the request is inaudible. We have established procedures reasonably designed to confirm that telephone instructions are genuine.

If you wish to enroll through axa.com or us.axa.com for those outside the U.S., or use ACH payments via AXA Equitable's Interactive Telephone Service, you must first agree to the terms and conditions set forth in our axa.com or us.axa.com for those outside the U.S. Online Services Agreement or our AXA Equitable's Interactive Telephone Service Terms and Conditions, which you can find at our website or request via the automated telephone system, respectively. We will send you a confirmation letter by first class mail. Additionally, you will be required to use a password and protect it from unauthorized use. We will provide subsequent written confirmation of any transactions. We will assume that all instructions received through axa.com or us.axa.com for those outside the U.S., or AXA Equitable's Interactive Telephone Service from anyone using your password are given by you; however, we reserve the right to refuse to process any transaction and/or block access to axa.com or us.axa.com for those outside the U.S., or AXA Equitable's Interactive Telephone Service if we have reason to believe the instructions given are unauthorized.

If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions that we reasonably believe to be genuine.

We reserve the right to refuse to process any telephone or Internet transactions if we have reason to believe that the request compromises the general security and/or integrity of our automated systems (see discussion of "Disruptive transfer activity" above).

                     MORE INFORMATION ABOUT OTHER MATTERS

Any telephone, Internet or fax transaction request that is not completed by the close of a business day (which is usually 4:00 p.m. Eastern Time) will be processed as of the next business day. During times of extreme market activity, or for other reasons, you may be unable to contact us to make a telephone or Internet request. If this occurs, you should submit a written transaction request to our Administrative Office. We reserve the right to discontinue telephone or Internet transactions, or modify the procedures and conditions for such transactions, without notifying you, at any time.

CYBERSECURITY


We rely heavily on interconnected computer systems and digital data to conduct our variable life insurance product business. Because our variable life insurance product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your policy account value. For instance, systems failures and cyber-attacks may interfere with our processing of policy transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate your policy account value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your policy to lose policy account value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your policy due to cyber-attacks or information security breaches in the future, we take reasonable steps to mitigate these risks and secure our systems from such failures and attacks.


SUICIDE AND CERTAIN MISSTATEMENTS

If an insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of an insured person, we will adjust the amount of any death benefit (and certain rider benefits), as described in the policy (or rider).

WHEN WE PAY POLICY PROCEEDS

GENERAL. We will generally pay any death benefit, surrender, withdrawal, or loan within seven days after we receive the request and any other required items.

CLEARANCE OF CHECKS. We reserve the right to defer payment of that portion of your policy account value that is attributable to a premium payment or loan repayment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

DELAY OF GUARANTEED INTEREST OPTION PROCEEDS. We also have the right to defer payment or transfers of amounts out of our guaranteed interest option for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 3% per year from the date we receive your request.

DELAY OF VARIABLE INVESTMENT OPTION PROCEEDS. We reserve the right to defer payment of any death benefit, transfer, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on that exchange is restricted; (b) the SEC has declared that an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the policy account value; or
(c) the law permits the delay for the protection of owners. If we need to defer calculation of values for any of the foregoing reasons, all delayed transactions will be processed at the next available unit values.

DELAY TO CHALLENGE COVERAGE. We may challenge the validity of your insurance policy or any rider based on any material misstatements in an application you have made to us. We cannot make such challenges, however, beyond certain time limits set forth in the policy or rider. If the insured person dies within one of these limits, we may delay payment of any proceeds until we decide whether to challenge the policy.

CHANGES WE CAN MAKE

In addition to any of the other changes described in this prospectus, we have the right to modify how we or Separate Account FP operate. For example, we have the right to:

..   combine two or more variable investment options or withdraw assets relating to Incentive Life Optimizer(R) from one investment option and put them into another;

..   end the registration of, or re-register, Separate Account FP under the
    Investment Company Act of 1940;

..   operate Separate Account FP under the direction of a "committee" or discharge such a committee at any time;

..   restrict or eliminate any voting rights or privileges of policy owners (or other persons) that affect Separate Account FP;

..   operate Separate Account FP, or one or more of the variable investment options, in any other form the law allows. This includes any form that allows us to make direct investments, in which case we may charge Separate Account FP an advisory fee. We may make any legal investments we wish for Separate Account FP. In addition, we may disapprove any change in investment advisers or in investment policy unless a law or regulation provides differently.

If we take any action that results in a material change in the underlying investments of a variable investment option, we will notify you to the extent required by law. We may, for example, cause the variable investment option to invest in a mutual fund other than, or in addition to, the Trusts. If you then wish to transfer the amount you have in that option to another investment option, you may do so.

We may make any changes in the policy or its riders, require additional premium payments, or make distributions from the policy to the extent we deem necessary to ensure that your policy qualifies or continues to

                     MORE INFORMATION ABOUT OTHER MATTERS
qualify as life insurance for tax purposes. Any such change will apply uniformly to all policies that are affected. We will give you written notice of such changes. Subject to all applicable legal requirements, we also may make other changes in the policies that do not reduce any net cash surrender value, death benefit, policy account value, or other accrued rights or benefits.

Whether to make any of the above discussed changes is generally within our discretion, although some such changes might require us to obtain regulatory or policy owner approval. Whether regulatory or policy owner approval is required would depend on the nature of the change and, in many cases, the manner in which the change is implemented. You should not assume, therefore, that you necessarily will have an opportunity to approve or disapprove any such changes. We will, of course, comply with applicable legal requirements, including notice to or approval by policy owners where required in particular cases.

It is not possible to foresee all of the circumstances under which we may find it necessary or appropriate to exercise our right to make changes. Such circumstances could, however, include changes in law, or interpretations thereof; changes in financial or investment market conditions; changes in accepted methods of conducting operations in the relevant market; or a desire to achieve material operating economies or efficiencies.

REPORTS WE WILL SEND YOU

Shortly after the end of each year of your policy, we will send you a report that includes information about your policy's current death benefit, policy account value, cash surrender value (i.e., policy account value minus any current surrender charge), policy loans, policy transactions and amounts of charges deducted. We will send you individual notices to confirm your premium payments, loan repayments, transfers and certain other policy transactions. Please promptly review all statements and confirmations and notify us immediately at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) if there are any errors.

DISTRIBUTION OF THE POLICIES

The policies are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account FP. The offering of the policies is intended to be continuous.


AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Equitable Holdings, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The policies are sold by financial professionals of AXA Advisors and its affiliates. The policies are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with AXA Distributors ("Selling broker-dealers").


AXA Equitable pays compensation to both Distributors based on policies sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its policies, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your policy. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the policy and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the policy, see "Risk/benefit summary: Charges and expenses you will pay" and "More information about certain policy charges" earlier in this prospectus.

As used below, the "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, as well as the policy's face amount and Distributor, among other factors.

AXA ADVISORS COMPENSATION. AXA Equitable pays compensation to AXA Advisors based on premium payments made on the policies sold through AXA Advisors ("premium-based compensation"). The premium-based compensation will generally not exceed 99% of premiums you pay up to one target premium in your policy's first year; plus 8.5% of all other premiums you pay in your policy's first year; plus 11% of all other premiums you pay in policy years two and later. AXA Advisors, in turn, may pay a portion of the premium-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. Your AXA Advisors financial professional will receive premium-based compensation on a policy in combination with ongoing annual compensation based on a percentage of the unloaned account value of the policy sold ("asset-based compensation"). The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a policy is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their policy.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable policies and policies offered by other companies. These incentives provide non-cash compensation such as stock

                     MORE INFORMATION ABOUT OTHER MATTERS
options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.


DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of premium-based compensation and/or asset-based compensation for the sale of an AXA Equitable policy than it pays for the sale of a policy or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same policy. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable policies. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable policies than products issued by other companies. Other forms of compensation provided to its financial professionals and/or managerial personnel include health and retirement benefits, expense reimbursements, marketing allowances and premium-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable policies and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable policy over a policy or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of FINRA and other federal and state regulatory authorities, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you and, for certain accounts depending on applicable rules, that are in your best interest, based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.


AXA DISTRIBUTORS COMPENSATION. AXA Equitable pays premium-based and asset-based compensation (together "compensation") to AXA Distributors. Premium-based compensation is paid based on AXA Equitable policies sold through AXA Distributor's Selling broker-dealers. Asset-based compensation is paid based on the unloaned account value of policies sold through certain of AXA Distributor's Selling broker-dealers. Premium-based compensation will generally not exceed 135% of the premiums you pay up to one target premium in your policy's first year; plus 5% of all other premiums you pay in your policy's first year; plus 2.8% of all other premiums you pay in policy years two through ten, and 2% thereafter. Asset-based compensation up to 0.15% in policy years 6-10 and up to 0.10% in policy years 11 and later may also be paid. AXA Distributors, in turn, pays a portion of the compensation it receives to the Selling broker-dealer making the sale. The compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

These payments above also include compensation to cover operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.


ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the policy owner. Payments may be based on ongoing sales, on the aggregate account value attributable to policies sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable policies exclusively.


These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable policies over policies and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2017) received additional payments. These additional payments ranged from $2,068.25 to $5,709,995.36. AXA Equitable and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of AXA Equitable policies over policies and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corp.
Allstate Financial Services, LLC
American Portfolios Financial Services
Ameriprise Financial Services
BBVA Securities, Inc.

                     MORE INFORMATION ABOUT OTHER MATTERS

Cambridge Investment Research
Capital Investment Group
Centaurus Financial, Inc.
CETERA Financial Group
Citigroup Global Markets, Inc.
Citizens Investment Services
Commonwealth Financial Network
CUNA Brokerage Services
CUSO Financial Services, L.P.
Equity Services Inc.
Farmer's Financial Solution
FTB Advisors, Inc.
Geneos Wealth Management
Gradient Securities, LLC
H.D. Vest Investment Securities, Inc.
Independent Financial Group, LLC
Infinex Investments Inc.
Investment Professionals, Inc.
Janney Montgomery Scott LLC
Kestra Investments, LLC
Key Investment Services LLC
Ladenburg Thalmann Advisor Network, LLC
Lincoln Financial Advisors Corp.
Lincoln Financial Securities Corp.
Lincoln Investment Planning
LPL Network
Lucia Securities, LLC
MML Investors Services, LLC
Morgan Stanley Smith Barney
Mutual of Omaha Investment Services, Inc.
National Planning Holding Corp.
PlanMember
PNC Investments
Primerica Financial Services, Inc.
Questar Capital Corporation
Raymond James
RBC Capital Markets Corporation
Robert W Baird & Company
Santander Securities Corp.
SIGMA Financial Corporation
Signator Investors, Inc.
The Advisor Group (AIG)
U.S. Bank Center
UBS Financial Services, Inc.
Valmark Securities, Inc.
Voya Financial
Wells Fargo


LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a policy owner's interest in Separate Account FP, nor would any of these proceedings be likely to have a material adverse effect on Separate Account FP, our ability to meet our obligations under the policies, or the distribution of the policies.

                     MORE INFORMATION ABOUT OTHER MATTERS

13. Financial statements of Separate Account FP and AXA Equitable

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The financial statements of Separate Account FP, as well as the consolidated financial statements of AXA Equitable, are in the Statement of Additional Information ("SAI").

The financial statements of AXA Equitable have relevance for the policies only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the policies. You may request an SAI by writing to our Administrative Office or by calling 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) and requesting to speak with a customer service representative.

         FINANCIAL STATEMENTS OF SEPARATE ACCOUNT FP AND AXA EQUITABLE

14. Personalized illustrations

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ILLUSTRATIONS OF POLICY BENEFITS

PERSONALIZED ILLUSTRATIONS. Illustrations are intended to show how different fees, charges and rates of return can affect the values available under a policy. Illustrations can be based upon some of the characteristics of the insured person under your policy as well as some other policy feature choices you make such as the face amount, death benefit option, premium payment amounts and assumed rates of return (within limits). This type of illustration is called a PERSONALIZED ILLUSTRATION. NO ILLUSTRATION WILL EVER SHOW YOU THE ACTUAL VALUES AVAILABLE UNDER YOUR POLICY AT ANY GIVEN POINT IN TIME. This is because many factors affect these values including: (i) the insured person's characteristics; (ii) policy features you choose; (iii) actual premium payments you make; (iv) loans or withdrawals you make; and (v) actual rates of return (including the actual fees and expenses) of the underlying portfolios in which your cash value is invested. Each personalized illustration is accompanied by an explanation of the assumptions on which that illustration is based. Because, as discussed below, these assumptions may differ considerably, you should carefully review all of the disclosure that accompanies each illustration.


DIFFERENT KINDS OF ILLUSTRATIONS. Personalized illustrations can reflect the investment management fees and expenses incurred in 2017 (or expected to be incurred in 2018, if such amount is expected to be higher) of the available underlying portfolios in different ways. An ARITHMETIC ILLUSTRATION uses the straight average of all of the available underlying portfolios' investment management fees and expenses. A WEIGHTED ILLUSTRATION computes the average of investment management fees and expenses based upon the aggregate assets in the Portfolios at the end of 2017. You may request a weighted illustration that computes the average of investment management fees and expenses of just the EQ Advisors Trust portfolios, just the AXA Allocation portfolios, or all portfolios. If you request, a weighted illustration can also illustrate an assumed percentage allocation of policy account values among the available underlying portfolios. A FUND SPECIFIC ILLUSTRATION uses only the investment management fees and expenses of a specific underlying portfolio. When reviewing a weighted or fund specific illustration you should keep in mind that the values shown may be higher than the values shown in other illustrations because the fees and expenses that are assumed may be lower than those assumed in other illustrations. You may also request a personalized illustration of the guaranteed interest option.


THE EFFECT OF THE EXPENSE LIMITATION ARRANGEMENTS. Personalized illustrations reflect the expense limitation arrangements that are in effect with respect to certain of the Portfolios. If these fees and expenses were not reduced to reflect the expense limitation arrangements, the values in the personalized illustrations would be lower.

Currently, you are entitled to one free illustration each policy year. For each additional illustration in a policy year, we charge $25.

                          PERSONALIZED ILLUSTRATIONS

Requesting more information


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The Statement of Additional Information ("SAI"), dated May 1, 2018, is incorporated into this prospectus by reference and is available upon request, free of charge, by calling our toll free number at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) and requesting to speak with a customer service representative. You may also request one by writing to our operations center at P.O. Box 1047, Charlotte, NC 28201-1047. The SAI includes additional information about the registrant. You can make inquiries about your policy and request personalized illustrations by calling our toll free number at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.), or asking your financial professional.


You may visit the SEC's web site at www.sec.gov to view the SAI and other information (including other parts of a registration statement) that relates to the Separate Account and the policies. You can also review and copy information about the Separate Account, including the SAI, at the SEC's Public Reference Room in Washington, D.C. or by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, at 100 F Street, N.E., Washington, D.C. 20549. You may have to pay a duplicating fee. To find out more about the Public Reference Room, call the SEC at 1-202-551-8090.

SEC File Number: 811-04335
STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS

                                                                                      PAGE

Who is AXA Equitable?                                                                  2

Ways we pay policy proceeds                                                            2

Distribution of the policies                                                           2

Underwriting a policy                                                                  2

Insurance regulation that applies to AXA Equitable                                     2

Custodian and Independent Registered Public Accounting Firm                            2

Financial Statements                                                                   2


                                                                        #516911

Incentive Life Optimizer(R) II

An individual flexible premium variable life insurance policy issued by AXA Equitable Life Insurance Company with variable investment options offered under AXA Equitable's Separate Account FP.


PROSPECTUS DATED MAY 1, 2018


PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING, OR TAKING ANY OTHER ACTION UNDER A POLICY. THIS PROSPECTUS SUPERSEDES ALL PRIOR PROSPECTUSES AND SUPPLEMENTS. ALSO, YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST, WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

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This prospectus describes the Incentive Life Optimizer(R) II policy, but is not itself a policy. This prospectus is a disclosure document and describes all of the policy's material features, benefits, rights and obligations, as well as other information. The description of the policy's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the policy are changed after the date of this prospectus in accordance with the policy, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. Certain optional features and benefits described in the prospectus may not be available at the time you purchase the policy. We reserve the right to restrict availability of any optional feature or benefit. In addition, not all optional features and benefits may be available in combination with other optional features and benefits. To make this prospectus easier to read, we sometimes use different words than the policy. AXA Equitable or your financial professional can provide any further explanation about your policy.


This policy is no longer sold. This prospectus is for current policy owners only. You should note that your policy features and charges, and your investment options, may vary depending on the state and/or the date on which you purchased your policy. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your policy.

For information about income, estate and gift taxes in connection with life insurance policies as well as possible estate and gift tax consequences, please see the Tax information section later in this prospectus, including the information under "Estate, gift, and generation-skipping taxes".


WHAT IS INCENTIVE LIFE OPTIMIZER(R) II?

Incentive Life Optimizer(R) II provides life insurance coverage, plus the opportunity for you to earn a return in our guaranteed interest option, the Market Stabilizer Option(R) and/or one or more of the following variable investment options:

VARIABLE INVESTMENT OPTIONS
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.. 1290 VT Convertible Securities
.. 1290 VT DoubleLine Dynamic Allocation
.. 1290 VT DoubleLine Opportunistic Bond
.. 1290 VT Equity Income
.. 1290 VT GAMCO Mergers & Acquisitions
.. 1290 VT GAMCO Small Company Value
.. 1290 VT SmartBeta Equity

.. 1290 VT Socially Responsible


.. All Asset Growth-Alt 20
.. American Century VP Mid Cap Value
.. American Funds Insurance Series(R) Global Small Capitalization Fund/SM/
.. American Funds Insurance Series(R) New World Fund(R)
.. AXA Balanced Strategy/(1)/
.. AXA Conservative Growth Strategy/(1)/
.. AXA Conservative Strategy/(1)/
.. AXA 400 Managed Volatility
.. AXA 500 Managed Volatility
.. AXA 2000 Managed Volatility
.. AXA Global Equity Managed Volatility
.. AXA Growth Strategy/(1)/
.. AXA International Core Managed Volatility
.. AXA International Managed Volatility
.. AXA International Value Managed Volatility
.. AXA Large Cap Core Managed Volatility
.. AXA Large Cap Growth Managed Volatility
.. AXA Large Cap Value Managed Volatility
.. AXA Mid Cap Value Managed Volatility
.. AXA Moderate Growth Strategy/(1)/
.. AXA/AB Small Cap Growth
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VARIABLE INVESTMENT OPTIONS
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.. AXA/ClearBridge Large Cap Growth
.. AXA/Janus Enterprise
.. AXA/Loomis Sayles Growth
.. Charter/SM/ Multi-Sector Bond
.. Charter/SM/ Small Cap Growth
.. Charter/SM/ Small Cap Value
.. EQ/BlackRock Basic Value Equity
.. EQ/Capital Guardian Research
.. EQ/Common Stock Index
.. EQ/Core Bond Index
.. EQ/Equity 500 Index
.. EQ/Global Bond PLUS
.. EQ/Intermediate Government Bond
.. EQ/International Equity Index
.. EQ/Invesco Comstock
.. EQ/JPMorgan Value Opportunities
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Value Index
.. EQ/MFS International Growth
.. EQ/Mid Cap Index
.. EQ/Money Market
.. EQ/PIMCO Ultra Short Bond
.. EQ/Quality Bond PLUS
.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. EQ/UBS Growth and Income
.. Fidelity(R) VIP Contrafund(R)
.. Fidelity(R) VIP Growth & Income
.. Fidelity(R) VIP Mid Cap
.. Franklin Mutual Shares VIP
.. Franklin Rising Dividends VIP
.. Franklin Small Cap Value VIP
.. Franklin Strategic Income VIP
.. Goldman Sachs VIT Mid Cap Value
.. Invesco V.I. Global Real Estate
.. Invesco V.I. International Growth
.. Invesco V.I. Mid Cap Core Equity
.. Invesco V.I. Small Cap Equity
.. Ivy VIP Energy
.. Ivy VIP High Income
.. Ivy VIP Mid Cap Growth
.. Ivy VIP Science and Technology
.. Ivy VIP Small Cap Growth
.. Lazard Retirement Emerging Markets Equity
.. MFS(R) International Value
.. MFS(R) Investors Trust
.. MFS(R) Massachusetts Investors Growth Stock
.. Multimanager Aggressive Equity
.. Multimanager Core Bond
.. Multimanager Mid Cap Growth
.. Multimanager Mid Cap Value
.. Multimanager Technology
.. PIMCO CommodityRealReturn(R) Strategy
.. PIMCO Real Return
.. PIMCO Total Return
.. Target 2025 Allocation
.. Target 2035 Allocation
.. Target 2045 Allocation
.. Target 2055 Allocation
.. T. Rowe Price Equity Income II
.. Templeton Developing Markets VIP
.. Templeton Global Bond VIP
.. Templeton Growth VIP
.. VanEck VIP Global Hard Assets
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(1)Also referred to as an "AXA Strategic Allocation investment option" in this prospectus.



Amounts that you allocate under your policy to any of the variable investment options are invested in a corresponding "Portfolio" that is part of one of the trusts (the "Trusts"), which are mutual funds. Please see "About the Portfolios of the Trusts" for more detailed information about the Portfolios and the Trusts. Your investment results in a variable investment option will depend on those of the related Portfolio. Any gains will generally be tax deferred and the life insurance benefits we pay if the policy's insured person dies will generally be income tax free. If you are the policy's owner and the insured person, the death benefit will generally be includible in your estate for purposes of federal estate tax.

THE MARKET STABILIZER OPTION(R). The Market Stabilizer Option(R) ("MSO") is an investment option that is also available under this

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE POLICIES ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


                                                      Catalog No. 145327 (5/18)
                                                              #520829/AA & ADLL
policy. The option provides for participation in the performance of the S&P 500 Price Return index which excludes dividends, (the "Index") up to the Growth Cap Rate that we set on the Segment Start Date. On the Segment Maturity Date, we will apply the Index-Linked Rate of Return to the Segment Account Value based on the performance of the Index. If the performance of the Index has been positive for the Segment Term and equal to or below the Growth Cap Rate, we will apply to the Segment Account Value an Index-Linked Rate of Return equal to the full Index performance. If the performance of the Index has been positive for the Segment Term and above the Growth Cap Rate, we will apply an Index-Linked Rate of Return equal to the Growth Cap Rate. If the Index has negative performance, the Index-Linked Rate of Return will be 0% unless the Index performance goes below -25% for the Segment Term. In that case only the negative performance in excess of -25% will be applied to the Segment Account Value. Please see "About the Market Stabilizer Option(R)" for more information and definitions of terms associated with the MSO.

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PLEASE NOTE THAT YOU WILL NOT BE CREDITED WITH ANY POSITIVE INDEX PERFORMANCE WITH RESPECT TO AMOUNTS THAT ARE REMOVED FROM A SEGMENT PRIOR TO THE SEGMENT MATURITY DATE. EVEN WHEN THE INDEX PERFORMANCE HAS BEEN POSITIVE, SUCH EARLY REMOVALS WILL CAUSE YOU TO LOSE SOME PRINCIPAL. PLEASE SEE "EARLY DISTRIBUTION ADJUSTMENT" LATER IN THIS PROSPECTUS.
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OTHER CHOICES YOU HAVE. You have considerable flexibility to tailor the policy to meet your needs. For example, subject to our rules, you can (1) choose when and how much you contribute (as "premiums") to your policy, (2) pay certain premium amounts to guarantee that your insurance coverage will continue for at least a certain number of policy years, regardless of investment performance,
(3) borrow or withdraw amounts you have accumulated, (4) choose between two life insurance death benefit options, (5) increase or decrease the amount of insurance coverage, (6) elect to receive an insurance benefit if the insured person becomes terminally ill, and (7) obtain certain optional benefits that we offer by "riders" to your policy.

OTHER AXA EQUITABLE POLICIES. We offer a variety of fixed and variable life insurance policies which offer policy features, including investment options, that are different from those offered by this prospectus. Not every policy or feature is offered through your financial professional. Replacing existing insurance with Incentive Life Optimizer(R) II or another policy may not be to your advantage. You can contact us to find out more about any other AXA Equitable insurance policy.

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The Market Stabilizer Option(R) is not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P") or its third party licensors. Neither S&P nor its third party licensors makes any representation or warranty, express or implied, to the owners of the Market Stabilizer Option(R) or any member of the public regarding the advisability of investing in securities generally or in the Market Stabilizer Option(R) particularly or the ability of the S&P 500 Price Return index (the "Index") to track general stock market performance. S&P's and its third party licensor's only relationship to AXA Equitable is the licensing of certain trademarks and trade names of S&P and the third party licensors and of the Index which is determined, composed and calculated by S&P or its third party licensors without regard to AXA Equitable or the Market Stabilizer Option(R). S&P and its third party licensors have no obligation to take the needs of AXA Equitable or the owners of the Market Stabilizer Option(R) into consideration in determining, composing or calculating the Index. Neither S&P nor its third party licensors is responsible for and has not participated in the determination of the prices and amount of the Market Stabilizer Option(R) or the timing of the issuance or sale of the Market Stabilizer Option(R) or in the determination or calculation of the equation by which the Market Stabilizer Option(R) is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Market Stabilizer Option(R).

Contents of this Prospectus

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Definitions of Key Terms                                                      5

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1. RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY                    7
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Tables of policy charges                                                      7
How we allocate charges among your investment options                        10
Changes in charges                                                           10

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2. RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS                 11
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How you can pay for and contribute to your policy                            11
The minimum amount of premiums you must pay                                  11
You can guarantee that your policy will not terminate before a certain date  12
You can elect a "paid up" death benefit guarantee                            13
You can receive an accelerated death benefit under the Long-Term Care
  Services/SM/ Rider                                                         13
Investment options within your policy                                        13
About your life insurance benefit                                            15
Alternative higher death benefit in certain cases                            15
You can increase or decrease your insurance coverage                         16
Accessing your money                                                         17
Risks of investing in a policy and the Market Stabilizer Option(R)           18
How the Incentive Life Optimizer(R) II variable life insurance policy is
  available                                                                  19

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3. WHO IS AXA EQUITABLE?                                                     20
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How to reach us                                                              21
About our Separate Account FP                                                21
About Separate Account No. 67                                                22
Your voting privileges                                                       22
About the Trusts                                                             22

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4. ABOUT THE PORTFOLIOS OF THE TRUSTS                                        23
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Portfolios of the Trusts                                                     24

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"We," "our" and "us" refer to AXA Equitable. "Financial professional" means the registered representative of either AXA Advisors or an unaffiliated broker dealer which has entered into a selling agreement with AXA Distributors who is offering you this policy.

When we address the reader of this Prospectus with words such as "you" and "your," we mean the person or persons having the right or responsibility that the prospectus is discussing at that point. This usually is the policy's owner. If a policy has more than one owner, all owners must join in the exercise of any rights an owner has under the policy, and the word "owner" therefore refers to all owners.


When we use the word "state" we also mean any other local jurisdiction whose laws or regulations affect a policy.

This prospectus does not offer Incentive Life Optimizer(R) II anywhere such offers are not lawful. AXA Equitable does not authorize any information or representation about the offering other than that contained or incorporated in this prospectus, in any current supplements thereto, or in any related sales materials authorized by AXA Equitable.

                          CONTENTS OF THIS PROSPECTUS

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5. ABOUT THE MARKET STABILIZER OPTION(R) (APPLICABLE ONLY IF ALLOCATING
  AMOUNTS TO THE MSO)                                                        32
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Definitions                                                                  32
Description of the Market Stabilizer Option(R)                               33

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6. DETERMINING YOUR POLICY'S VALUE                                           42
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Your policy account value                                                    42

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7. TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS                      43
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Transfers you can make                                                       43
How to make transfers                                                        44
Our automatic transfer service                                               44
Our asset rebalancing service                                                44

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8. ACCESSING YOUR MONEY                                                      45
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Borrowing from your policy                                                   45
Loan extension (for guideline premium test policies only)                    46
Making withdrawals from your policy                                          47
Surrendering your policy for its net cash surrender value                    47
Your option to receive a terminal illness living benefit under the Living
  Benefits Rider                                                             48

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9. TAX INFORMATION                                                           49
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Basic income tax treatment for you and your beneficiary                      49
Tax treatment of distributions to you (loans, partial withdrawals, and full
  surrender)                                                                 49
Tax treatment of Living Benefits Rider or Long-Term Care Services/SM/ Rider
  under a policy with the applicable rider                                   50
Business and employer owned policies                                         51
Requirement that we diversify investments                                    51
Estate, gift, and generation-skipping taxes                                  52
Pension and profit-sharing plans                                             52
Split-dollar and other employee benefit programs                             52
ERISA                                                                        52
3.8% Tax on Net Investment Income or "NII"                                   52
Our taxes                                                                    52
Tax withholding and information reporting                                    52
Possibility of future tax changes and other tax information                  53

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10. MORE INFORMATION ABOUT POLICY FEATURES AND  BENEFITS                     54
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Guarantee premium test for the no-lapse guarantees                           54
Paid up death benefit guarantee                                              54
Other benefits you can add by rider                                          55
Customer loyalty credit                                                      60
Variations among Incentive Life Optimizer(R) II policies                     61
Your options for receiving policy proceeds                                   61
Your right to cancel within a certain number of days                         61

--------------------------------------------------------------------------------
11. MORE INFORMATION ABOUT CERTAIN POLICY CHARGES                            62
--------------------------------------------------------------------------------
Deducting policy charges                                                     62
Charges that the Trusts deduct                                               66

--------------------------------------------------------------------------------
12. MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO  YOUR POLICY             67
--------------------------------------------------------------------------------
Dates and prices at which policy events occur                                67
Policy issuance                                                              68
Ways to make premium and loan payments                                       68
Assigning your policy                                                        68
You can change your policy's insured person                                  69
Requirements for surrender requests                                          69
Gender-neutral policies                                                      69
Future policy exchanges                                                      69
Broker transaction authority                                                 69

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13. MORE INFORMATION ABOUT OTHER MATTERS                                     70
--------------------------------------------------------------------------------
About our general account                                                    70
Transfers of your policy account value                                       70
Telephone and Internet requests                                              71
Cybersecurity                                                                72
Suicide and certain misstatements                                            72
When we pay policy proceeds                                                  72
Changes we can make                                                          72
Reports we will send you                                                     73
Distribution of the policies                                                 73
Legal proceedings                                                            75

--------------------------------------------------------------------------------
14. FINANCIAL STATEMENTS OF SEPARATE ACCOUNT FP AND  AXA EQUITABLE           76
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
15.INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE                           77
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
16.PERSONALIZED ILLUSTRATIONS                                                78
--------------------------------------------------------------------------------
Illustrations of policy benefits                                             78


--------------------------------------------------------------------------------
APPENDICES
--------------------------------------------------------------------------------
  I   --   MSO Early Distribution Adjustment Examples                       I-1
 II   --   Calculating the alternate death benefit                         II-1
III   --   Policy variations                                              III-1
 IV   --   State policy availability and/or variations of certain
             features and benefits                                         IV-1

--------------------------------------------------------------------------------
REQUESTING MORE INFORMATION
  Statement of Additional Information
  Table of contents
--------------------------------------------------------------------------------

                           CONTENTS THIS PROSPECTUS

Definitions of Key Terms


--------------------------------------------------------------------------------

ALTERNATIVE DEATH BENEFIT -- the alternate higher death benefit is based upon the life insurance qualification test that you choose. We will automatically pay an alternative death benefit if it is higher than the basic death benefit option you have selected.

AMOUNT AT RISK -- our amount at risk on any date is the difference between
(a) the death benefit that would be payable if the insured person died on that date and (b) the then total account value under the policy.

BENEFICIARY -- the person or entity you designate to receive the death benefit payable at the death of the Insured.

BUSINESS DAY -- is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Premium payments will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

..   If your premium payment, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

   -- on a non-business day;

   -- after 4:00 p.m. Eastern Time on a business day; or

   -- after an early close of regular trading on the NYSE on a business day.

CASH SURRENDER VALUE -- the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy.

COST OF INSURANCE CHARGE -- the monthly cost of insurance charge is determined by multiplying the cost of insurance rate that is then applicable to your policy by the amount we have at risk under your policy divided by $1,000.

COST OF INSURANCE RATES -- the cost of insurance rates vary depending on a number of factors, including, but not limited to, the individual characteristics of the insured, the face amount and the policy year.

CUSTOMER LOYALTY CREDIT -- a customer loyalty credit is provided for policies that have been in force for more than 8 years. This is added to your policy account value each month.

ENHANCED NO LAPSE GUARANTEE -- the enhanced no lapse guarantee is an optional rider that may be elected at issue at no additional charge that provides a longer guarantee period than described below with a possible higher and/or longer premium requirement, provided that you allocate all of your policy account value to any of the AXA Strategic Allocation investment options.

FACE AMOUNT -- represents the amount of insurance coverage you want on the life of the insured person.

GUARANTEED INTEREST ACCOUNT -- is a fixed account that is part of our General Account.

GUARANTEE PREMIUM -- you can generally guarantee that your policy will not terminate for a number of years by paying at least certain specified amounts of premiums. We call these amounts "guarantee premiums" and they will be set forth in your policy.

INSURED -- the person on whose life we base this policy.

LONG-TERM CARE SERVICES/SM/ RIDER -- subject to our eligibility requirements, this is an optional rider that may be elected at issue that provides for the acceleration of the policy death benefit as a payment of a portion of the policy's death benefit each month as a result of the insured person being a chronically ill individual who is receiving qualified long-term care services.

MARKET STABILIZER OPTION(R) ("MSO") -- the MSO is an optional rider that provides a rate of return tied to the performance of the S&P 500 Price Return Index.

NET CASH SURRENDER VALUE -- The net cash surrender value equals your policy account value, minus any outstanding loan and unpaid loan interest, minus any amount of your policy account value that is "restricted" as a result of previously distributed terminal illness living benefits, and further reduced for any monthly benefit payments under the Long-Term Care Services/SM/ Rider, and minus any surrender charge that then remains applicable. If you have any policy account value in the MSO, the Segment Distribution Value and not the Segment Account Value will be used to calculate your policy account value for the purpose of determining your net cash surrender value.

NET POLICY ACCOUNT VALUE -- your "net policy account value" is the total of
(i) your amounts in our variable investment options, (ii) your Segment Account Value(s), (iii) your amounts in our guaranteed interest option, (iv) plus any interest credited on loaned amounts, minus any interest accrued on outstanding loans and minus any "restricted" amounts that we hold in the guaranteed interest option as a result of any payment received under a Living Benefits Rider.

NO-LAPSE GUARANTEE -- provides a guarantee against policy termination for a specific period of time.

OWNER -- the owner of the policy. "You" or "your" refers to the owner.

PAID UP DEATH BENEFIT GUARANTEE -- the "paid up" death benefit provides an opportunity to lock in all or a portion of your policy's death benefit without making additional premium payments.

POLICY -- the policy with any attached application(s), any riders, and any endorsements.

POLICY ACCOUNT VALUE -- your policy account value is the total of (i) your amounts in our variable investment options, (ii) your Segment

                           DEFINITIONS OF KEY TERMS

Account Value(s), (iii) your amounts in our guaranteed interest option (other than in (iv)), and (iv) any amounts that we are holding to secure policy loans that you have taken (including any interest on those amounts which has not yet been allocated to the investment options).

PREMIUM PAYMENTS -- We call the amounts you contribute to your policy "premiums" or "premium payments."

REGISTER DATE -- Your policy's "register date" will be shown in your policy and is the date from which we measure the months, years and anniversaries of your policy. Your register date is determined as described in "Policy issuance" under "More information about procedures that apply to your policy" later in this prospectus.


SEGMENT MATURITY GIO LIMITATION -- A specified percentage limitation on the amount of your Segment Maturity Value that may be allocated to the guaranteed interest option. AXA Equitable reserves the right to implement a specified percentage limitation on the amount of your Segment Maturity Value that may be allocated to the guaranteed interest option. The specified percentage limitation can be changed at anytime, but it will never be less than 5% of your Segment Maturity Value. We will transfer any portion of your Segment Maturity Value that is allocated to the guaranteed interest option in excess of the Segment Maturity GIO Limitation to the EQ/Money Market variable investment option unless we receive your instructions prior to the Segment Maturity Date that the Segment Maturity Value should be allocated to the MSO Holding Account or to any other available variable investment option. Please see "Appendix III:
Policy variations" later in this prospectus for more information.


SEGMENT MATURITY DATE -- The date on which a Segment Term is completed and the Index-Linked Return for that Segment is applied to a Segment Account Value.

SEGMENT MATURITY VALUE -- This is the Segment Account Value adjusted by the Index-Linked Return for that Segment.

SEGMENT START DATE -- The Segment Start Date is the day on which a Segment is created.

SEGMENT TERM -- The duration of a Segment. The Segment Term for each Segment begins on its Segment Start Date and ends on its Segment Maturity Date one year later. We are currently only offering Segment Terms of approximately one year. We may offer different durations in the future.

                           DEFINITIONS OF KEY TERMS

1. Risk/benefit summary: Charges and expenses you will pay

--------------------------------------------------------------------------------

TABLES OF POLICY CHARGES

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy.

The first table shows the charges that we deduct under the terms of your policy when you buy and each time you contribute to your policy, surrender the policy, reduce the face amount or transfer policy account value among investment options. ALL CHARGES ARE SHOWN ON A GUARANTEED MAXIMUM BASIS. THE CURRENT CHARGES MAY BE LOWER THAN THE GUARANTEED MAXIMUM FOR CERTAIN CHARGES./(1)/

-------------------------------------------------------------------------------------------------------------------------
 TRANSACTION FEES
-------------------------------------------------------------------------------------------------------------------------
 CHARGE                                            WHEN CHARGE IS DEDUCTED         MAXIMUM AMOUNT THAT MAY BE DEDUCTED
-------------------------------------------------------------------------------------------------------------------------
PREMIUM CHARGE                                     From each premium               6% of each premium/(2)/
SURRENDER (TURNING IN) OF YOUR POLICY DURING ITS   Upon surrender                  Initial surrender charge per $1,000
FIRST 10 YEARS OR THE FIRST 10 YEARS AFTER YOU                                     of initial base policy face amount or
HAVE REQUESTED AN INCREASE IN YOUR POLICY'S                                        per $1,000 of requested base policy
FACE AMOUNT/(3)(5)/                                                                face amount increase:/(4)/
                                                                                   Highest: $45.91
                                                                                   Lowest: $8.71
                                                                                   Representative: $16.62/(6)/
REQUEST A DECREASE IN YOUR POLICY'S FACE           Effective date of the decrease  A pro rata portion of the charge that
AMOUNT/(3)/                                                                        would apply to a full surrender at
                                                                                   the time of the decrease.
TRANSFERS AMONG INVESTMENT OPTIONS                 Upon transfer                   $25 per transfer./(7)/
SPECIAL SERVICES CHARGES                           At the time of the transaction  Current and Maximum Charge: $90
..   Wire transfer charge/(8)/                      At the time of the transaction  Current and Maximum Charge: $35
..   Express mail charge/(8)/                       At the time of the transaction  Current and Maximum Charge: $25
..   Policy illustration charge/(9)/                At the time of the transaction  Current and Maximum Charge: $35
..   Duplicate policy charge/(9)/                   At the time of the transaction  Current and Maximum Charge: $50
..   Policy history charge/(9)(10)/                 At the time of the transaction  Current and Maximum Charge: $25
..   Charge for returned payments/(9)/
-------------------------------------------------------------------------------------------------------------------------

This table shows the fees and expenses that you will pay periodically during the time that you own the Policy, not including underlying Trust portfolio fees and expenses.

-----------------------------------------------------------------------------------------
 PERIODIC CHARGES OTHER THAN UNDERLYING TRUST PORTFOLIO
 OPERATING EXPENSES
-----------------------------------------------------------------------------------------
 CHARGE              WHEN CHARGE IS DEDUCTED  MAXIMUM AMOUNT THAT MAY BE DEDUCTED
-----------------------------------------------------------------------------------------
ADMINISTRATIVE              Monthly           (1)Policy Year        Amount deducted
CHARGE/(3)(11)/
                                                1                   $15/(12)/
                                                2+                  $10/(12)/
                                                             plus

                                                (2)Charge per
                                                   $1,000 of the
                                                   initial base
                                                   policy face
                                                   amount and any
                                                   requested base
                                                   policy face
                                                   amount increase
                                                   that exceeds the
                                                   highest previous
                                                   face amount:

                                                  Highest: $0.34
                                                  Lowest: $0.09
                                                  Representative:
                                                  $0.11/(6)/
--------------------------------------------------------------------
COST OF INSURANCE CHARGE/(3)(11)(13)/  Monthly  Charge per $1,000
                                                of the amount for
                                                which we are at
                                                risk:/(14)/

                                                Highest: $83.34
                                                Lowest: $0.02
                                                Representative:
                                                $0.09/(15)/
--------------------------------------------------------------------

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

----------------------------------------------------------------------------------------------------------------
 PERIODIC CHARGES OTHER THAN UNDERLYING TRUST PORTFOLIO OPERATING EXPENSES
----------------------------------------------------------------------------------------------------------------
 CHARGE                            WHEN CHARGE IS DEDUCTED  MAXIMUM AMOUNT THAT MAY BE DEDUCTED
----------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK CHARGE         Monthly                        Annual % of your value in our variable
                                                            Policy Year  investment options and MSO
                                                            -----------  --------------------------------------

                                                            1-10         1.00%
                                                            11+          0.50%
----------------------------------------------------------------------------------------------------------------

LOAN INTEREST SPREAD/(16)/  On each policy anniversary (or on  1% of loan amount.
                            loan termination, if earlier)

---------------------------------------------------------------------------------------------------------------------------
 OPTIONAL RIDER CHARGES//           WHEN CHARGE IS DEDUCTED          MAXIMUM AMOUNT THAT MAY BE DEDUCTED
---------------------------------------------------------------------------------------------------------------------------
CHILDREN'S TERM INSURANCE           Monthly (while the rider is in   Charge per $1,000 of rider benefit amount:
                                    effect)

                                                                     $0.50
---------------------------------------------------------------------------------------------------------------------------
DISABILITY DEDUCTION WAIVER/(3)/    Monthly (while the rider is in   Percentage of all other monthly charges:
                                    effect)

                                                                     Highest: 132%
                                                                     Lowest: 7%
                                                                     Representative: 12%/(15)/
---------------------------------------------------------------------------------------------------------------------------
DISABILITY PREMIUM WAIVER/(3)/      Monthly (while the rider is in   Charge for Disability Premium Waiver per $1,000 of
(Initial base policy face           effect)                          benefit for which such rider is purchased:/(17)/
amount/(18)/)

                                                                     Highest: $0.60
                                                                     Lowest: $0.01
                                                                     Representative: $0.06/(15)/
---------------------------------------------------------------------------------------------------------------------------
DISABILITY PREMIUM WAIVER/(3)/      Monthly (while the rider is in   Charge for Disability Premium Waiver per $1,000 of
(Children's Term Insurance)         effect)                          benefit for which such rider is purchased:/(17)/

                                                                     Highest: $0.03
                                                                     Lowest: $0.01
                                                                     Representative: $0.01/(15)/
---------------------------------------------------------------------------------------------------------------------------
DISABILITY PREMIUM WAIVER/(3)/      Monthly (while the rider is in   Charge for Disability Premium Waiver per $1,000 of
(Long-Term Care Services/SM /Rider) effect)                          benefit for which such rider is purchased:/(17)/

                                                                     Highest: $0.02
                                                                     Lowest: $0.0009
                                                                     Representative: $0.003/(15)/
---------------------------------------------------------------------------------------------------------------------------
DISABILITY PREMIUM WAIVER/(3)/      Monthly (while the rider is in   Charge for Disability Premium Waiver per $1,000 of
(Option To Purchase Additional      effect)                          benefit for which such rider is purchased:/(17)/
Insurance)
                                                                     Highest: $0.07
                                                                     Lowest: $0.02
                                                                     Representative: $0.03/(15)/
---------------------------------------------------------------------------------------------------------------------------
LONG-TERM CARE SERVICES/SM/         Monthly                          Charge per $1,000 of the amount for which we are at
RIDER/(3)(11)(24)/                                                   risk:/(19)/
                                                                     With the optional Nonforfeiture Benefit:
                                                                        Highest: $2.94
                                                                        Lowest: $0.25
                                                                        Representative: $0.53/(20)/
                                                                     Without the optional Nonforfeiture Benefit:
                                                                        Highest: $2.67
                                                                        Lowest: $0.22
                                                                        Representative: $0.49/(20)/
---------------------------------------------------------------------------------------------------------------------------
OPTION TO PURCHASE ADDITIONAL       Monthly (while the rider is in   Charge per $1,000 of rider benefit amount:
INSURANCE/(3)/                      effect)
                                                                     Highest: $0.17
                                                                     Lowest: $0.04
                                                                     Representative: $0.16/(20)/
---------------------------------------------------------------------------------------------------------------------------
CASH VALUE PLUS RIDER/(21)/         Monthly (while the rider is in   Charge per $1,000 of the initial base policy face
                                    effect)                          amount:
                                                                     $0.04
---------------------------------------------------------------------------------------------------------------------------
ADDING LIVING BENEFITS RIDER        At the time of the transaction   $100 (if elected after policy issue)
---------------------------------------------------------------------------------------------------------------------------
EXERCISING LIVING BENEFITS RIDER    At the time of the transaction   $250
---------------------------------------------------------------------------------------------------------------------------

-------------
+ There is no additional charge for the Charitable Legacy Rider or the Enhanced No Lapse Guarantee Rider.

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

-----------------------------------------------------------------------------------------
 PERIODIC CHARGES OTHER THAN UNDERLYING TRUST PORTFOLIO OPERATING EXPENSES
-----------------------------------------------------------------------------------------
 MSO RIDER                                                MAXIMUM AMOUNT THAT MAY BE
 CHARGES++      WHEN CHARGE IS DEDUCTED                   DEDUCTED
-----------------------------------------------------------------------------------------
MARKET          Please see "Definitions" under "About the Market Stabilizer Option(R)
STABILIZER      " later in this prospectus for key words and phrases related to the
OPTION(R) (MSO) MSO, as well as the meaning of special terms that are relevant to the
                MSO.
-----------------------------------------------------------------------------------------
LOAN INTEREST   On each policy anniversary (or on loan    2% for New York and Oregon
SPREAD/(16)/    termination, if earlier)                  policies
FOR AMOUNTS OF                                            5% for all other policies
POLICY LOANS
ALLOCATED TO
AN MSO SEGMENT
-----------------------------------------------------------------------------------------
MSO EARLY       On surrender or other distribution        75% of Segment Account
DISTRIBUTION    (including loan) from an MSO Segment      Value/(22)/
ADJUSTMENT      prior to its Segment Maturity Date
-----------------------------------------------------------------------------------------
VARIABLE INDEX  On Segment Start Date                     0.75%
BENEFIT
CHARGE/(25)/
-----------------------------------------------------------------------------------------
VARIABLE INDEX  At the beginning of each policy month     1.65%/(23)/
SEGMENT         during the Segment Term
ACCOUNT
CHARGE/(25)/
-----------------------------------------------------------------------------------------
TOTAL                                                     2.40%
-----------------------------------------------------------------------------------------
++ Please see "Charges" and "Charge Reserve Amount" under "About the Market Stabilizer
   Option(R) " for more information on how charges are deducted.

(1)For more information about some of these charges, see "Deducting policy charges" under "More information about certain policy charges" later in this prospectus. The illustrations of Policy Benefits that your financial professional will provide will show the impact of the actual current and guaranteed maximum rates, if applicable, of the policy charges, based on various assumptions (except for the loan interest spread, where we use current rates in all cases).
(2)Currently, we reduce this charge to 4% after an amount equal to two"target premiums" has been paid. The "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, and death benefit option, as well as the policy's face amount, among other factors. A similar charge applies to premiums attributed to requested face amount increases that are above your highest previous face amount. If your policy includes the Cash Value Plus Rider, a portion of the premium charge will be refunded upon surrender within the first three policy years, subject to a cumulative premium-based cap on the rider benefits (see "Cash Value Plus Rider" in "More information about policy features and benefits" later in this prospectus).
(3)This charge varies based on individual characteristics of the insured, and for the Long-Term Care Services/SM/ Rider on the benefit percentage you choose and may not be representative of the charge that you will pay. In particular, the initial amount of the surrender charge depends on each insured's specific characteristics. Your financial professional can provide you with more information about these charges as they relate to the insured's particular characteristics. See "Deducting policy charges" under "More information about certain policy charges."
(4)If your policy includes the Cash Value Plus Rider, the surrender charges are reduced, subject to a cumulative premium-based cap on the rider benefits (see "Cash Value Plus Rider" in "More information about policy features and benefits" later in this prospectus).
(5)The surrender charge attributable to each increase in your policy's face amount is in addition to any remaining surrender charge attributable to the policy's initial face amount.
(6)This representative amount is the rate we guarantee for a representative insured male age 35 at issue or at the time of a requested face amount increase, in the preferred elite non-tobacco user risk class.
(7)No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automatic transfer service or asset rebalancing service as discussed later in this prospectus. Nor will this charge apply to any transfers to or from any MSO Holding Account that we make available in connection with any Market Stabilizer Option(R) available as an investment option. Please see "About the Market Stabilizer Option(R)" later in this prospectus for information about the MSO and the related "Holding Account."
(8)Unless you specify otherwise, this charge will be deducted from the amount you request.
(9)The charge for this service must be paid using funds outside of your policy. Please see "Deducting policy charges" under "More Information about certain policy charges" for more information.
(10)The charge for this service may be less depending on the policy history you request. Please see "Deducting policy charges" under "More Information about certain policy charges" for more information.
(11)Not applicable after the insured person reaches age 121.
(12)Not applicable if the minimum face amount stated in your policy is $10,000. Please see "Your policy's face amount" under "About your life insurance benefit" in "Risk/ benefit summary: Policy features, benefits and risks" later in this prospectus.
(13)Insured persons who present particular health, occupational or vocational risks may be charged other additional charges as specified in their policies.
(14)Our amount "at risk" is the difference between the amount of death benefit and the policy account value as of the deduction date.
(15)This representative amount is the rate we guarantee in the first policy year for a representative insured male age 35 at issue in the preferred elite non-tobacco user risk class.
(16)We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The rate is the greater of (a) 3% or (b) the "Monthly Average Corporate" yield published by Moody's Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit, which will not exceed 1%. For more information on the maximum rate see "Borrowing from your policy -- Loan interest we charge" in "Accessing your money" later in this prospectus. However, for MSO Segments, the guaranteed maximum spread is higher as noted above. This spread is the maximum difference between the annual interest rate we credit and the annual loan interest rate we charge on the amount of any loan deducted from a Segment. See "Loans" and "How we deduct monthly charges during a Segment Term" under "About the Market Stabilizer Option(R)" later in this prospectus for more information about how loan interest is deducted from your policy.

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

(17)Amount charged equals the total sum of Disability Premium Waiver rider charges corresponding to the base policy, any Children's Term Insurance, Option To Purchase Additional Insurance and/or any Long-Term Care Services/SM/ Rider that you have added to your policy and to any base policy face amount increases.
(18)The monthly charges corresponding to the base policy will be adjusted proportionately to any face amount reduction made at your request or resulting from a partial withdrawal under death benefit Option A.
(19)Our amount "at risk" for this rider depends on the death benefit option selected under the policy. See "More information about policy features and benefits -- Long-Term Care Services/SM/ Rider" later in this prospectus.
(20)This representative amount is the rate we guarantee in any policy year while the rider is in effect for a representative insured male age 35 at issue in the preferred elite non-tobacco user risk class.

(21)This rider is not available if you elect the Long-Term Care Services/SM/ Rider. Please see "Appendix III: Policy variations" later in this prospectus for more information on the charge applicable under the prior version of this rider. This rider was available beginning May 2, 2011.

(22)The actual amount of an Early Distribution Adjustment is determined by a formula that depends on, among other things, how the Index has performed since the Segment Start Date, as discussed in detail in "Early Distribution Adjustment" under "About the Market Stabilizer Option(R)" later in this prospectus. The maximum amount of the adjustment would occur if there is a total distribution at a time when the Index has declined to zero.
(23)Currently we deduct this charge at an annual rate of 0.65%, rather than at the maximum rate shown.
(24)This rider is not available if you elect the Cash Value Plus Rider.
(25)These charges represent annual rates.

You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the Policy. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE TRUST PROSPECTUS FOR THAT PORTFOLIO.


-----------------------------------------------------------------------------------------------------------
            PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-----------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets  Lowest Highest
including management fees, 12b-1 fees, service fees and/or other expenses)/(1)/              0.59%  1.94%
-----------------------------------------------------------------------------------------------------------



(1)"Total Annual Portfolio Operating Expenses" may be based, in part, on estimated amounts of such expenses. Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2019 ("Expense Limitation Arrangement") (unless the Trust's Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2019. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.



--------------------------------------------------------------------------------------------------------------------
                         PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
--------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses after the effect of Expense Limitation Arrangements/(/*/)/  Lowest Highest
                                                                                                      0.59%  1.50%
--------------------------------------------------------------------------------------------------------------------


   (*)"Total Annual Portfolio Operating Expenses" may be based, in part, on estimated amounts of such expenses.

HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

In your application for a policy, you tell us from which investment options you want us to take the policy's monthly deductions as they fall due. You can change these instructions at any time. If we cannot deduct the charge as your most current instructions direct, we will allocate the deduction among your investment options proportionately to your value in each. If the Enhanced No Lapse Guarantee Rider or the paid up death benefit guarantee is in effect, we will allocate the deduction among the investment options available with these guarantees, proportionately to your value in each.

Substantially different procedures apply, however, if you allocate any of your policy account value to the MSO investment option. In that case, for example, you will be required to maintain a certain amount of policy account value in the policy's guaranteed interest option, from which we will make the policy's monthly deductions. Please see "About the Market Stabilizer Option(R)" later in this prospectus for more information about these procedures, including the procedure we will follow if amounts in the guaranteed interest option are insufficient to pay the deductions.

CHANGES IN CHARGES

We reserve the right in the future to (1) make a charge for certain taxes or reserves set aside for taxes (see "Our taxes" under "Tax information" later in this prospectus) that might be imposed on us; (2) make a charge for the operating expenses of our variable investment options (including, without limitation, SEC registration fees and related legal counsel fees and auditing fees); or (3) change our other current policy charges (in no event will they exceed the maximum charges guaranteed in your policy).

Any changes that we make in our current charges or charge rates will be on a basis that is equitable to all policies belonging to a given class, and will be determined based on reasonable assumptions as to expenses, mortality, investment income, lapses and policy and contract claims associated with morbidity. These assumptions include taxes, the cost of hedging, longevity, volatility, other market conditions, surrenders, persistency, conversions, disability, accident, illness, inability to perform activities of daily living, and cognitive impairment, if applicable. Any changes in charges may apply to then in force policies, as well as to new policies. You will be notified in writing of any changes in charges under your policy.

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

2. Risk/benefit summary: Policy features, benefits and risks

--------------------------------------------------------------------------------

Incentive Life Optimizer(R) II is a variable life insurance policy that provides you with flexible premium payment plans and benefits to meet your specific needs. The basic terms of the policy require you to make certain payments in return for life insurance coverage. The payments you can make and the coverage you can receive under this "base policy" are described below.

Riders to your base policy can increase the benefits you receive and affect the amounts you pay in certain circumstances. Available riders are listed in "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus.


In addition, depending on when you purchased your policy, certain variations may apply to your policy which differ from the information contained in this section. Please see "Appendix III: Policy variations" later in this prospectus for more information.


HOW YOU CAN PAY FOR AND CONTRIBUTE TO YOUR POLICY

PREMIUM PAYMENTS. We call the amounts you contribute to your policy "premiums" or "premium payments." The amount we require as your first premium varies depending on the specifics of your policy and the insured person. Each subsequent premium payment must be at least $50, although we can increase this minimum if we give you advance notice. Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount.

SECTION 1035 EXCHANGES OF POLICIES WITH OUTSTANDING LOANS. If we approve, you may purchase an Incentive Life Optimizer(R) II policy through an assignment and exchange of another life insurance policy with a cash surrender value pursuant to a valid exchange under Section 1035 of the Internal Revenue Code (the "Code"). If such other policy is subject to a policy loan, we may permit you to carry over all or a portion of such loan to the Incentive Life Optimizer(R) II policy, subject to our administrative rules then in effect. In this case, we will treat any cash paid, plus any loaned amount carried over to the Incentive Life Optimizer(R) II policy, as premium received in consideration of our issuing the policy. If we allow you to carry over all or a portion of any such outstanding loan, then we will hold amounts securing such loan in the same manner as the collateral for any other policy loan, and your policy also will be subject to all our other rules regarding loans (see "Borrowing from your policy" later in this prospectus).

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YOU CAN GENERALLY PAY PREMIUMS AT SUCH TIMES AND IN SUCH AMOUNTS AS YOU LIKE BEFORE THE POLICY ANNIVERSARY NEAREST TO THE INSURED'S 121ST BIRTHDAY, SO LONG AS YOU DON'T EXCEED CERTAIN LIMITS DETERMINED BY THE FEDERAL INCOME TAX LAWS APPLICABLE TO LIFE INSURANCE.
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YOUR CHOICE OF A LIFE INSURANCE QUALIFICATION TEST AND LIMITS ON PREMIUM PAYMENTS. A policy must satisfy either of two testing methods to qualify as a life insurance contract for tax purposes under Section 7702 of the Code. In your application, you may choose either the guideline premium/cash value corridor test ("guideline premium test") or the cash value accumulation test. If you do not choose a life insurance qualification test, your policy will be issued using the guideline premium test. Once your policy is issued, the qualification method cannot be changed.

The qualification method you choose will depend upon your objective in purchasing the policy. Generally, under the cash value accumulation test, you have the flexibility to pay more premiums in the earlier years than under the guideline premium test for the same face amount and still qualify as life insurance for federal income tax purposes. Under the guideline premium test, the federal tax law definition of "life insurance" limits your ability to pay certain high levels of premiums (relative to your policy's insurance coverage) but increases those limits over time. We will return any premium payments that exceed these limits.

You should note, however, that the alternative death benefit under the cash value accumulation test may be higher in earlier policy years than under the guideline premium test, which will result in higher charges. Under either test, if at any time your policy account value (as defined under "Determining your policy's value," later in the prospectus) is high enough that the alternative higher death benefit would apply, we reserve the right to limit the amount of any premiums that you pay, unless the insured person provides us with evidence of insurability satisfactory to us.

Regardless of which life insurance qualification test you choose, if your premium payments exceed certain other amounts specified under the Code, your policy will become a "modified endowment contract," which may subject you to additional taxes and penalties on any distributions from your policy. See "Tax information" later in this prospectus. We may return any premium payments that would cause your policy to become a modified endowment contract if we have not received a satisfactory modified endowment contract acknowledgment from you.

You can ask your financial professional to provide you with an illustration of Policy Benefits that shows you the amount of premiums you can pay, based on various assumptions, without exceeding applicable tax law limits. The tax law limits can change as a result of certain changes you make to your policy. For example, a reduction in the face amount of your policy may reduce the amount of premiums that you can pay and may impact whether your policy is a modified endowment contract.

You should discuss your choice of life insurance qualification test and possible limitations on policy premiums with your financial professional and tax advisor before purchasing the policy.

PLANNED PERIODIC PREMIUMS. Page 3 of your policy will specify a "planned periodic premium." This is the amount that you request us to bill you. However, payment of these or any other specific amounts of premiums is not mandatory. You need to pay only the amount of premiums (if any) necessary to keep your policy from lapsing and terminating as discussed below.

THE MINIMUM AMOUNT OF PREMIUMS YOU MUST PAY

POLICY "LAPSE" AND TERMINATION. Your policy will lapse (also referred to in your policy as "default") if your "net policy account

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS value" is not enough to pay your policy's monthly charges when due unless:

..   you have paid sufficient premiums to maintain one of our available guarantees against termination, the guarantee is still in effect and any outstanding loan and accrued loan interest does not exceed the policy account value (see "You can guarantee that your policy will not terminate before a certain date" below);

..   you are receiving monthly benefit payments under the Long-Term Care
    Services/SM/ Rider (see "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus);

..   you have elected the paid up death benefit guarantee and it remains in effect and any outstanding policy loan and accrued loan interest does not exceed the policy account value. (see "You can elect a "paid up" death benefit guarantee" below); or

..   your policy has an outstanding loan that would qualify for "loan extension."

("Policy account value" and "net policy account value" are explained under "Determining your policy's value" later in this prospectus.)


We will mail a notice to you at your last known address if your policy lapses. You will have a 61-day grace period to pay at least an amount prescribed in your policy which would be enough to keep your policy in force for approximately three months (without regard to investment performance). You may not make any transfers or request any other policy changes during a grace period. If we receive the requested amount before the end of the grace period, it will be treated as a loan repayment to the extent it is less than or equal to any outstanding policy loan and accrued loan interest. The remainder of the payment, if any, will be treated as a premium payment. If the guaranteed interest option limitation is in effect, we may limit you from allocating a portion of your payment to the guaranteed interest option as described elsewhere in this prospectus. Any such portion of the payment will be allocated to the variable investment options in proportion to any payment amounts for the variable investment options that you have specified with that payment. Otherwise, any such portion of the payment will be allocated in proportion to the premium allocation percentages for the variable investment options then in effect. If you have not specified any payment amounts for the variable investment options and if there are no premium allocation percentages for any variable investment options then in effect, any such portion of the payment will be refunded to you except for any minimum amount necessary to keep the policy from terminating, which will be allocated to the guaranteed interest option. If your policy account value is still insufficient to cover total monthly deductions, we will send a written notice that a new 61-day grace period has begun and request an additional payment. If we do not receive your payment by the end of the grace period, your policy (and all riders to the policy) will terminate without value and all coverage under your policy will cease. We will mail an additional notice to you if your policy terminates. Please see "Appendix III: Policy variations" later in this prospectus for more information.


If the insured person dies during a grace period, we will pay the death benefit, less any overdue charges (but not more than the guarantee premium amount required to maintain one of the available guarantees against termination), policy loans or liens and accrued loan or lien interest, to the beneficiary you have named.

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YOUR POLICY WILL TERMINATE IF YOU DON'T PAY ENOUGH PREMIUMS (I) TO PAY THE CHARGES WE DEDUCT, OR (II) TO MAINTAIN ONE OF OUR NO LAPSE GUARANTEES THAT CAN KEEP YOUR POLICY FROM TERMINATING. HOWEVER, WE WILL FIRST SEND YOU A NOTICE AND GIVE YOU THE OPPORTUNITY TO PAY ANY SHORTFALL.
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You may owe taxes if your policy terminates while you have a loan outstanding, even though you receive no additional money from your policy at that time. See "Tax information," later in this prospectus.

RESTORING A TERMINATED POLICY. To have your policy "restored" (put back in force), you must apply within three years after the date of termination. You must also (i) present evidence of insurability satisfactory to us and (ii) pay at least the amount of premium that we require. The amount of payment will not be more than an amount sufficient to cover total monthly deductions for 3 months, calculated from the effective date of restoration, and the premium charge. We will determine the amount of this required payment as if no interest or investment performance were credited to or charged against your policy account. Your policy contains additional information about the minimum amount of this premium and about the values and terms of the policy after it is restored and the effective date of such restoration. You may only restore your policy if it has terminated without value. You may not restore a policy that was given up for its net cash surrender value. Any no-lapse guarantee also terminates and cannot be restored after the policy terminates.

YOU CAN GUARANTEE THAT YOUR POLICY WILL NOT TERMINATE BEFORE A CERTAIN DATE

NO LAPSE GUARANTEE. You can generally guarantee that your policy will not terminate for a number of years by paying at least certain specified amounts of premiums. We call these amounts "guarantee premiums"and they will be set forth on page 3 of your policy. We call this guarantee against termination our "no-lapse guarantee." The length of your policy's guarantee period will range from 5 to 20 years depending on the insured's age when we issue the policy. Under the No Lapse Guarantee provision, the policy is guaranteed not to lapse during a no lapse guarantee period of 20 years for issue ages 0-55, the number of years to attained age 75 for issue ages 56-69, and 5 years for issue ages 70 and over. In some states, this guarantee may be referred to by a different name.

Your policy will not terminate, even if your net policy account value is not sufficient to pay your monthly charges, as long as:

..   You have satisfied the "guarantee premium test" (discussed in "guarantee premium test for the no-lapse guarantee" under "More information about policy benefits" later in this prospectus); and

..   Any outstanding loan and accrued loan interest does not exceed the policy account value.

There is no extra charge for this guarantee.

ENHANCED NO LAPSE GUARANTEE RIDER. An optional rider may be elected at issue at no additional charge that provides a longer guarantee period than described above with a possible higher and/or longer premium requirement, provided that you allocate all of your policy account value to any of the AXA Strategic Allocation investment options. The length of your policy's guarantee period will range from

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

15 to 30 years, depending on the insured's age when we issue the policy. Under the Enhanced No Lapse Guarantee Rider, the policy is guaranteed not to lapse during the enhanced no lapse guarantee period of 30 years for issue ages 0-55, or to age 85 for issue ages 56-70. For issue ages over 70, the Enhanced No Lapse Guarantee Rider is not available. You can terminate this rider at any time but it cannot be reinstated once terminated. For more information about this rider, see "Optional benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus.

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IF YOU PAY AT LEAST CERTAIN PRESCRIBED AMOUNTS OF PREMIUMS, AND ANY OUTSTANDING POLICY LOAN AND ACCRUED LOAN INTEREST DO NOT EXCEED THE POLICY ACCOUNT VALUE, YOUR POLICY WILL NOT LAPSE FOR A NUMBER OF YEARS, EVEN IF THE VALUE IN YOUR POLICY BECOMES INSUFFICIENT TO PAY THE MONTHLY CHARGES.
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The Market Stabilizer Option(R) is not available if you elect the Enhanced No Lapse Guarantee Rider.

YOU CAN ELECT A "PAID UP" DEATH BENEFIT GUARANTEE


Provided certain requirements are met, and subject to our approval, you may elect to take advantage of our "paid up" death benefit guarantee at any time after the fourth year of your policy if the insured's attained age is 120 or less. If you elect the paid up death benefit guarantee, we may reduce your base policy's face amount. Thereafter, your policy will not lapse so long as the paid up death benefit guarantee remains in effect. Also, if you elect the paid up death benefit guarantee, you will be required to reallocate your existing policy account value to a limited number of variable investment options (currently the AXA Strategic Allocation investment options) that we make available at our discretion. The guaranteed interest option will also be available; however, we will limit the amount that may be allocated to the guaranteed interest option at any time. If the policy guaranteed interest option limitation is in effect at the time you elect the "paid up" death benefit guarantee, it will no longer apply while the paid up death benefit guarantee remains in effect. The limitation amounts applicable under the "paid up" death benefit guarantee may permit you to allocate different amounts into the guaranteed interest option. Our paid up death benefit guarantee is not available if you received benefit payments under the Living Benefits Rider at any time. Our paid up death benefit guarantee is not available if you received monthly benefit payments under the Long-Term Care Services/SM/ Rider prior to continuing coverage under any Nonforfeiture Benefit. Also, election of a paid up death benefit guarantee will terminate any Long-Term Care Services/SM/ Rider subject to any Nonforfeiture Benefit, if elected. Please also see Appendix III later in this prospectus for policy and/or rider variations.


The guarantee will terminate if (i) at any time following the election, the sum of any outstanding policy loan and accrued interest, exceeds your policy account value, (ii) if we make a payment under the Living Benefits Rider or Long-Term Care Services/SM/ Rider prior to continuing coverage under any Nonforfeiture Benefit, or (iii) you request that we terminate the election. For more information about the circumstances under which you can elect the paid up death benefit, the possible reduction in face amount after this guarantee is elected (including the possible imposition of surrender charges upon such reduction), restrictions on allocating your policy account value and other effects of this guarantee on your policy, see "Paid up death benefit guarantee" under "More information about policy features and benefits" later in this prospectus.

The Market Stabilizer Option(R) is not available while the paid up death benefit guarantee is in effect.

YOU CAN RECEIVE AN ACCELERATED DEATH BENEFIT UNDER THE LONG-TERM CARE SERVICES/SM/ RIDER


In states where approved and subject to our eligibility requirements, the Long-Term Care Services/SM/ Rider may be added to your policy at issue that provides an acceleration of the policy's death benefit in the form of monthly payments if the insured becomes chronically ill and is receiving qualifying long-term care services in accordance with a plan of care. The long-term care specified amount at issue must be at least $100,000. The monthly rate for this rider varies based on the individual characteristics of the insured and the benefit percentage you select and whether you select the rider with or without the optional Nonforfeiture Benefit. You can terminate this rider after your first policy year. For more information about this rider, see "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus. Please also see Appendix III later in this prospectus for rider variations.


YOU CAN RECEIVE A TERMINAL ILLNESS LIVING BENEFIT UNDER THE LIVING BENEFITS RIDER. Subject to our insurance underwriting guidelines and availability in your state, your policy will automatically include our Living Benefits Rider if you apply for a face amount of at least $100,000 unless it is issued as a result of an Option To Purchase Additional Insurance election or a conversion from a term life policy or term rider. This feature enables you to receive a portion (generally the lesser of 75% or $500,000) of the policy's death benefit (excluding death benefits payable under certain other policy riders), if the insured person has a terminal illness (as defined in the rider). The maximum aggregate amount of payments that will be paid under this Living Benefits Rider for all policies issued by AXA Equitable or an affiliate company on the life of the same insured person is $500,000. We make no additional charge for the rider, but we will deduct a one-time administrative charge of up to $250 from any living benefit we pay.

If you tell us that you do not wish to have the Living Benefits Rider added at issue, but you later ask to add it, there will be a $100 administrative charge. Also, we will need to evaluate the insurance risk at that time, and we may decline to issue the rider.

For more information about that rider, see "Your option to receive a terminal illness living benefit under the Living Benefits Rider" under "Accessing your money" later in this prospectus.

INVESTMENT OPTIONS WITHIN YOUR POLICY

Except as set forth in the next paragraph, we will initially put all unloaned amounts which you have allocated to variable investment options into such options on the later of the business day that we receive the full minimum initial premium at our Administrative Office or the register date of your policy (the "Investment Start Date"). Before this date, your initial premium will be held in a non-interest bearing account. See "Policy issuance" in "More information about procedures that apply to your policy" later in this prospectus.

In those states that require us to return your premium without adjustment for investment performance within a certain number of days (see "Your right to cancel within a certain number of days," later in this prospectus), we will initially put all amounts which you have allocated to the variable investment options into our EQ/Money

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

Market investment option as of the later of the Investment Start Date and the issue date for 20 calendar days (the "Money Market Lock-in Period"). On the first business day following the Money Market Lock-in Period, we will reallocate that investment in accordance with your premium allocation instructions then in effect. For policies issued in these states, the "Allocation Date" is the first business day following the Money Market Lock-in Period. For all other policies, the Allocation Date is the Investment Start Date, and there is no automatic initial allocation to the EQ/Money Market investment option. Please also see "Your right to cancel within a certain number of days" under "About the Market Stabilizer Option(R)" later in this prospectus for the procedures that apply if the MSO is elected.

You give such allocation instructions in your application to purchase a policy. You can change the premium allocation percentages at any time, but this will not affect any prior allocations. The allocation percentages that you specify must always be in whole numbers and total exactly 100%.


However, if the policy guaranteed interest option limitation is in effect, we will limit you from allocating more than a specified percentage of any premium payment to the guaranteed interest option. Any portion of the premium payment in excess of the limitation amount will be allocated to the variable investment options in proportion to any premium payment amounts for the variable investment options that you have specified with that premium payment. Otherwise, the excess will be allocated in proportion to the premium allocation percentages for the variable investment options then in effect. If you have not specified any premium payment amounts for the variable investment options and if there are no premium allocation percentages for any variable investment options then in effect, any portion of the premium payment in excess of the limitation amount will be refunded to you (except for any minimum amount necessary to keep the policy from terminating, which will be allocated to the guaranteed interest option). The specified percentage limitation on premium payments allocated to the guaranteed interest option can be changed at any time, but it will never be less than 5%. Please see "Appendix III: Policy variations" later in this prospectus for more information.


The policy is between you and AXA Equitable. The policy is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

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YOU CAN CHOOSE AMONG VARIABLE INVESTMENT OPTIONS.
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VARIABLE INVESTMENT OPTIONS. The available variable investment options are listed on the front cover of this prospectus. (Your policy and other supplemental materials may refer to these as "Investment Funds.") The investment results you will achieve in any one of these options will depend on the investment performance of the corresponding Portfolio that shares the same name as that option. That Portfolio follows investment practices, policies and objectives that are appropriate to the variable investment option you have chosen. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option.

The advisers who make the investment decisions for each Portfolio are set forth later in the prospectus under "About the Portfolios of the Trusts."

You will find other important information about each Portfolio in the separate prospectuses for each Trust which accompany this prospectus, including a comprehensive discussion of the risks of investing in each Portfolio. TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-777-6510 (FOR U.S. RESIDENTS) OR 1-704-341-7000 (OUTSIDE OF THE U.S.). We may add or delete variable investment options or Portfolios at any time.

If you elect at issue the Enhanced No Lapse Guarantee Rider or subsequently exercise the paid up death benefit guarantee, your choice of variable investment options will be limited to the AXA Strategic Allocation investment options, or those investment options we are then making available under the rider. Please see "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus.

GUARANTEED INTEREST OPTION. You can also allocate some or all of your policy's value to our guaranteed interest option. We, in turn, invest such amounts as part of our general assets. Periodically, we declare a fixed rate of interest (2% minimum) on amounts that you allocate to our guaranteed interest option. We credit and compound the interest daily at an effective annual rate that equals the declared rate. The rates we are declaring on existing policies at any time may differ from the rates we are then declaring for newly issued policies. (The guaranteed interest option is part of what your policy and other supplemental material may refer to as the "Guaranteed Interest Account.")

Upon advance notification, AXA Equitable has the right to implement the policy guaranteed interest option limitation. If the policy guaranteed interest option limitation is in effect, AXA Equitable has the right to limit you from allocating more than a specified percentage of your premium to the guaranteed interest option. We may also reject any transfer you request from the variable investment options to the unloaned portion of the guaranteed interest option if the transfer would result in the unloaned portion of the guaranteed interest option exceeding a specified percentage of the total unloaned policy account value. Finally, we may limit you from allocating more than a specified percentage of any additional loan repayment to the guaranteed interest option after you have repaid any loaned amounts that were taken from the guaranteed interest option. The specified percentage limitation on allocations of premium payments, additional loan repayments, and requested transfers to the guaranteed interest option can be changed at any time, but it will never be less than 5%.

If you elect the paid up death benefit guarantee, we will restrict the amount of the policy account value that can be transferred or allocated to the guaranteed interest option. The policy guaranteed interest option limitation will not apply while the paid up death benefit guarantee remains in effect. The limitation amounts applicable under the paid up death benefit guarantee may permit you to allocate different amounts into the guaranteed interest option. If you elect the Enhanced No Lapse Guarantee Rider at issue, and while it remains in

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS effect, you are required to allocate all of your policy account value to any of the AXA Strategic Allocation investment options. Therefore, you may not allocate any amounts to the guaranteed interest option whether or not the guaranteed interest option limitation is in effect at that time. For more information on these restrictions, see "Paid up death benefit guarantee" and "Enhanced No Lapse Guarantee Rider" under "More information about policy features and benefits" and "Appendix III: Policy variations" later in this prospectus.


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WE WILL PAY AT LEAST 2% ANNUAL INTEREST ON OUR GUARANTEED INTEREST OPTION.
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MARKET STABILIZER OPTION(R). The MSO is a rider that provides you with an investment option linked to the performance of the S&P 500 Price Return index, which excludes dividends, up to a Growth Cap Rate. While the Growth Cap Rate is set at the Company's sole discretion, the Growth Cap Rate will not change during a Segment Term and the Growth Cap Rate will always be at least 6%. Additionally, the MSO provides a specified level of protection against declines in the performance of the S&P 500 Price Return index of up to negative 25%. Please see "About the Market Stabilizer Option(R)" later in this prospectus for a more detailed explanation about the provisions and terms used for the MSO.

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PLEASE NOTE THAT YOU WILL NOT BE CREDITED WITH ANY POSITIVE INDEX PERFORMANCE WITH RESPECT TO AMOUNTS THAT ARE REMOVED FROM A SEGMENT PRIOR TO THE SEGMENT MATURITY DATE. EVEN WHEN THE INDEX PERFORMANCE HAS BEEN POSITIVE, SUCH EARLY REMOVALS WILL CAUSE YOU TO LOSE SOME PRINCIPAL. PLEASE SEE "EARLY DISTRIBUTION ADJUSTMENT" LATER IN THIS PROSPECTUS.
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ABOUT YOUR LIFE INSURANCE BENEFIT

YOUR POLICY'S FACE AMOUNT. In your application to buy an Incentive Life Optimizer(R) II policy, you tell us how much insurance coverage you want on the life of the insured person. We call this the "face amount" of the base policy. Generally, $100,000 is the minimum amount of coverage you can request. If you have elected the Charitable Legacy Rider, the minimum face amount is $1 million. If you have elected the Cash Value Plus Rider, the minimum face amount is $250,000 per life when one or two policies are purchased on the lives of members of an insured group and $100,000 per life when policies are purchased on the lives of three or more members. Please see "Appendix III:
Policy variations" later in this prospectus for more information on the prior version of this rider. If you are exercising the Option To Purchase Additional Insurance under another policy, or a conversion from certain term life policies or term riders, the minimum face amount is $25,000. For: 1) policies that exceed our Disability Deduction Waiver or Disability Premium Waiver maximum coverage limit 2) face amount increases issued on a less favorable underwriting basis than the base policy 3) policy owners of certain discontinued AXA Equitable variable life products where a requested increase in coverage involves the issuance of an additional variable life policy or 4) face amount increases on a 1980 CSO product issued on a less favorable underwriting basis than the base policy, the minimum face amount is $10,000.


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IF THE INSURED PERSON DIES, WE PAY A LIFE INSURANCE BENEFIT TO THE
"BENEFICIARY" YOU HAVE NAMED. THE AMOUNT WE PAY DEPENDS ON WHETHER YOU HAVE CHOSEN DEATH BENEFIT OPTION A OR DEATH BENEFIT OPTION B. (SEE "YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS" UNDER "MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS" LATER IN THIS PROSPECTUS.)
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YOUR POLICY'S "DEATH BENEFIT" OPTIONS. In your policy application, you also choose whether the basic amount (or "benefit") we will pay if the insured person dies is:

..   Option A -- THE POLICY'S FACE AMOUNT on the date of the insured person's death. The amount of this death benefit doesn't change over time, unless you take any action that changes the policy face amount;

                                     -or-

..   Option B -- THE FACE AMOUNT PLUS THE "POLICY ACCOUNT VALUE" on the date of death. Under this option, the amount of the death benefit generally changes from day to day, because many factors (including investment performance, charges, premium payments and withdrawals) affect your policy account value.

Your "policy account value" is the total amount that at any time is earning interest for you or being credited with investment gains and losses under your policy. For any amounts invested in an MSO Segment, your policy account value will reflect the Segment Account Value. (Policy account value is discussed in more detail under "Determining your policy's value" later in this prospectus.)

Under Option B, your policy's death benefit will tend to be higher than under Option A, assuming the same policy face amount and policy account value. As a result, the monthly insurance charge we deduct will also be higher to compensate us for our additional risk. If you have elected the paid up death benefit guarantee or your policy has been placed on loan extension, the death benefit option will be Option A and must remain Option A thereafter.

ALTERNATIVE HIGHER DEATH BENEFIT IN CERTAIN CASES

Your policy is designed to always provide a minimum level of insurance protection relative to your policy account value, in part to meet the Code's definition of "life insurance."

We will automatically pay an alternative death benefit if it is HIGHER than the basic Option A or Option B death benefit you have selected. The alternate higher death benefit is based upon the life insurance qualification test that you choose. For the guideline premium test, this alternative death benefit is computed by multiplying your policy account value on the insured person's date of death by a percentage specified in your policy. Representative percentages are as follows:

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IF THE ACCOUNT VALUE IN YOUR POLICY IS HIGH ENOUGH, RELATIVE TO THE FACE
AMOUNT, THE LIFE INSURANCE BENEFIT WILL AUTOMATICALLY BE GREATER THAN THE
OPTION A OR OPTION B DEATH BENEFIT YOU HAVE SELECTED.
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 AGE:*   40 AND UNDER  45   50   55   60   65
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 %:         250%      215% 185% 150% 130% 120%
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 AGE:     70   75-90   91   92   93  94- OVER
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 %:      115%  105%   104% 103% 102%   101%
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*  For the then-current policy year.

For example, if the guideline premium test is selected, if the insured is age 65 at the time of death and has a policy with the face amount of $100,000, an account value of $85,000, and a death benefit percentage of 120%, then the death benefit under Option A is the alternative death benefit of $102,000 and the death benefit under Option B is the death benefit of $185,000. For more details regarding

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS how we calculate that death benefit under Option A and Option B, please see "Appendix II: Calculating the alternate death benefit" later in this prospectus.


For the cash value accumulation test, the alternate death benefit is the greater of the minimum death benefit as determined under the Code under this test or 101% of the policy account value. The death benefit must be large enough to ensure that the policy's cash surrender value (as computed under section 7702 of the Code) is never larger than the net single premium needed to fund future policy benefits. The net single premium varies based upon the insured's age, sex and risk class and is calculated using an interest rate of 4% and mortality charges based upon the 2001 Commissioner's Standard Ordinary Mortality Tables.


For example, if the cash value accumulation test is selected, if the insured is age 65 at the time of death and has a policy with the face amount of $100,000, an account value of $85,000, and a death benefit percentage of 185.7%, then the death benefit under Option A is the alternative death benefit of $157,845 and the death benefit under Option B is the death benefit of $185,000. For more details regarding how we calculate that death benefit under Option A and Option B, please see "Appendix II: Calculating the alternate death benefit" later in this prospectus.


These higher alternative death benefits expose us to greater insurance risk than the regular Option A and B death benefit. Because the cost of insurance charges we make under your policy are based in part on the amount of our risk, you will pay more cost of insurance charges for any periods during which a higher alternative death benefit is the operative one.

The operative period for the higher alternative death benefit is generally determined in connection with the requirements of the Code. The calculation of the death benefit is built into the monthly calculation of the cost of insurance charge, which is based on the net amount at risk. The need for the higher alternative death benefit is assessed on each monthly anniversary date, and on the death of the insured. Each policy owner receives an annual statement showing various policy values.

The annual statement shows the death benefit amount as of the policy anniversary, and that amount would reflect the alternative higher death benefit amount, if applicable at that time. This annual statement also reflects the monthly cost of insurance charge for the policy year, reflecting a higher net amount at risk in those months when the higher alternative death benefit is in effect.

OTHER ADJUSTMENTS TO DEATH BENEFIT. We will increase the death benefit proceeds by the amount of any other benefits we owe upon the insured person's death under any optional riders which are in effect.

We will reduce the death benefit proceeds by the amount of any outstanding policy loan and unpaid loan interest, as well as any amount of monthly charges under the policy that remain unpaid because the insured person died during a grace period. We also reduce the death benefit if we have already paid part of it under a Living Benefits Rider. We reduce it by the amount of the living benefits payment plus interest. See "Your option to receive a terminal illness living benefit under the Living Benefits Rider" later in this prospectus. Under the Long-Term Care Services/SM/ Rider, any monthly benefit payments will be treated as a lien against the death benefit and reduce your death benefit, unless benefits are being paid under the optional Nonforfeiture Benefit. Please see "Long-Term Care Services/SM/ Rider" later in this prospectus.

DEATH BENEFIT IF YOUR POLICY IS ON LOAN EXTENSION. Your policy offers an additional feature against policy termination due to an outstanding loan, called "loan extension." Availability of this feature is subject to certain terms and conditions, including that you must have elected the guideline premium test and have had your policy in force for at least 20 years. If your policy is on loan extension, the death benefit payable under the policy will be determined differently. For more information on loan extension, see "Borrowing from your policy" under "Accessing your money."

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YOU CAN REQUEST A CHANGE IN YOUR DEATH BENEFIT OPTION FROM OPTION B ANY TIME AFTER THE FIFTH YEAR OF THE POLICY OR FROM OPTION A ANY TIME AFTER THE SECOND YEAR OF THE POLICY AND BEFORE THE POLICY ANNIVERSARY NEAREST TO THE INSURED'S 121ST BIRTHDAY.
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CHANGE OF DEATH BENEFIT OPTION. If you change your death benefit option, we will adjust your policy's face amount. The adjustment will be in the amount (up or down) necessary so that your death benefit amount immediately after the change is equal to your death benefit amount immediately before the change.

The following rules apply if the alternative death benefit (referenced above) is NOT higher than the base policy's death benefit at the time of the change in the death benefit option. If you change from Option B to Option A, we automatically increase your base policy's face amount by an amount equal to your policy account value at the time of the change. If you change from Option A to Option B, we will automatically reduce your base policy's face amount by an amount equal to your policy account value at the time of the change. You can request a change from Option A to Option B any time after the second policy year or from Option B to Option A any time after the fifth policy year. Any request to change an Option must occur before the policy anniversary nearest the insured's 121st birthday.

If the alternative death benefit (referenced above) is higher than the base policy's death benefit at the time of the change in death benefit option, we will determine the new base policy face amount somewhat differently from the general procedures described above. See "Alternative higher death benefit in certain cases" earlier in this section.

We may refuse a change from Option A to Option B if the policy's face amount would be reduced below $100,000. A change from Option A to Option B is not permitted (a) beyond the policy year in which the insured person reaches the attained age 120, (b) if the paid up death benefit guarantee is in effect, or
(c) your policy is on loan extension.


We will not deduct or establish any amount of surrender charge as a result of a change in death benefit option. You may not request a change of the death benefit option from Option A to Option B under the policy while the Long-Term Care Services/SM/ Rider is in effect. You may request a change from Option B to Option A. Please see Appendix III later in this prospectus for rider variations. Please also refer to "Tax information" later in this prospectus, to learn about certain possible income tax consequences that may result from a change in death benefit option, including the effect of an automatic increase or decrease in face amount.


YOU CAN INCREASE OR DECREASE YOUR INSURANCE COVERAGE

After the first policy year while this policy is in force, you may request an increase in life insurance coverage under your policy. You may

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS request a decrease in your policy's face amount any time after the second year of your policy but before the policy year in which the insured person reaches age 121. The requested increase or decrease must be at least $10,000. Please refer to "Tax information" for certain possible tax consequences and limitations of changing the face amount of your policy.

We can refuse or limit any requested increase or decrease. We will not approve any increase or decrease if (i) we are at that time being required to waive charges or pay premiums under any optional disability waiver rider that is part of the policy; (ii) the paid up death benefit guarantee is in effect; or
(iii) your policy is on loan extension. Also, we will not approve a face amount increase if (i) the insured person has reached the maximum issue age for a face amount increase as described in their policy (or age 71 if the Enhanced No Lapse Guarantee Rider is in effect); or (ii) while the Cash Value Plus Rider is in effect or, while the Long-Term Care Services/SM /Rider is in effect, unless coverage has been continued under the optional Nonforfeiture Benefit. Further, if the underwriting class for the insured person is changed after issue, the maximum age at which the insured person may apply for a face amount increase will be the maximum issue age for the underwriting class for the insured person at the time the increase is requested (which may be different than it was previously). We will not accept a request for a face amount decrease while you are receiving monthly benefit payments under the Long-Term Care Services/SM/ Rider.

Certain policy changes, including increases and decreases in your insurance coverage, may also affect the guarantee premiums under the policy.

The following additional conditions also apply:

FACE AMOUNT INCREASES. We treat an increase in face amount in many respects as if it were the issuance of a new policy. For example, you must submit satisfactory evidence that the insured person still meets our requirements for coverage. Also, we establish additional amounts of surrender charge and guarantee premiums under your policy for the face amount increase, reflecting the additional amount of coverage.

In most states, you can cancel the face amount increase within 10 days after you receive a new policy page showing the increase. If you cancel, we will reverse any charges attributable to the increase and recalculate all values under your policy to what they would have been had the increase not taken place.

The monthly cost of insurance charge we make for the amount of the increase will be based on the underwriting classification of the insured person when the original policy was issued, provided the insured qualifies for the same underwriting classification. An additional 10 year surrender charge and an additional administrative charge will apply to the face amount that exceeds the highest previous face amount. If the insured qualifies for a less favorable underwriting classification than the base policy, we may offer to issue a separate policy based on the rating class for the increase. See "Risk/benefit summary: Charges and expenses you will pay."

If you elect the MSO, the same conditions as described above for a face amount increase will apply while any Segment is in effect. However, the Charge Reserve Amount will be recalculated on the effective date of the requested face amount increase so that the amount in the Unloaned GIO is sufficient to cover the estimated monthly deductions for the policy during the longest remaining Segment Term. If the Charge Reserve Amount requirement is not satisfied, the requested Face Amount Increase will be declined. Please see "About the Market Stabilizer Option(R)" later in this prospectus for a more detailed explanation about when the Charge Reserve Amount may be insufficient and the provisions and terms used for the MSO.

FACE AMOUNT DECREASES. You may not reduce the face amount below the minimum stated in your policy. Nor will we permit a decrease that would cause your policy to fail the Internal Revenue Code's definition of life insurance. Guarantee premiums, as well as our monthly deductions for the cost of insurance coverage, will generally decrease from the time you reduce the face amount.

If you reduce the face amount during the first 10 years of your policy, or during the first 10 years after a face amount increase you have requested, we will deduct all or part of the remaining surrender charge from your policy account. Assuming you have not previously changed the face amount, the amount of the surrender charge we will deduct will be determined by dividing the amount of the decrease by the initial face amount and multiplying that fraction by the total amount of surrender charge that still remains applicable to your policy. We deduct the charge from the same investment options as if it were part of a regular monthly deduction under your policy.

In some cases, we may have to make a distribution to you from your policy at the time we decrease your policy's face amount or change your death benefit option. This may be necessary in order to preserve your policy's status as life insurance under the Internal Revenue Code. We may also be required to make such distribution to you in the future on account of a prior decrease in face amount or change in death benefit option. The distribution may be taxable.

ACCESSING YOUR MONEY

You can access the money in your policy in different ways. You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). In your policy, the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy. However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a terminal illness living benefits payment, as well as by any other loans and accrued loan interest you have outstanding. The cash surrender value available for loans is also reduced on a pro rata basis for the portion of the policy death benefit amount accelerated to date but not by more than the accumulated benefit lien amount. See "More information about policy features and benefits:
Other benefits you can add by rider: Long-Term Care Services/SM/ Rider" later in this prospectus. We will charge interest on the amount of the loan. See "Borrowing from your policy" later in this prospectus for more information.

You can also make a partial withdrawal of $500 or more of your net cash surrender value (defined later in this prospectus under "Surrendering your policy for its net cash surrender value") at any time after the first year of your policy and before the policy anniversary nearest to the insured's 121st birthday. Partial withdrawals are not permitted if you have elected the paid up death benefit guarantee, your policy is on loan extension, or you are receiving monthly benefit payments under the Long-Term Care Services/SM/ Rider before

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS coverage is continued under the optional Nonforfeiture Benefit. See "Making withdrawals from your policy" later in this prospectus for more information.

If you elected the MSO, different procedures and restrictions apply to withdrawals. See "Withdrawals" under "About the Market Stabilizer Option(R)" later in this prospectus for additional information about withdrawals if you elected the MSO.

Finally, you can surrender (turn in) your policy for its net cash surrender value at any time. See "Surrendering your policy for its net cash surrender value" later in this prospectus. See "Tax information" later in this prospectus, for the tax treatment of the various ways in which you can access your money.

RISKS OF INVESTING IN A POLICY AND THE MARKET STABILIZER OPTION(R)

The policy is unsuitable as a short-term savings vehicle. Some of the principal risks of investing in a policy are as follows:

..   If the investment options you choose perform poorly, you could lose some or all of the premiums you pay.

..   If the investment options you choose do not make enough money to pay for the policy charges, except to the extent provided by any no lapse guarantee, paid up death benefit guarantee or loan extension feature you may have, you could have to pay more premiums to keep your policy from terminating.

..   If any policy loan and any accrued loan interest either equals or exceeds the policy account value, your policy will terminate subject to the policy's Grace Period provision and any Loan Extension Endorsement you may have.

..   We can increase, without your consent and subject to any necessary regulatory approvals, any charge that you currently pay at less than the maximum amount. We will not increase any charge beyond the highest maximum noted in the tables in "Tables of policy charges" under "Risk/benefit summary: Charges and expenses you will pay" earlier in this prospectus.

..   You may have to pay a surrender charge and there may be adverse tax consequences if you wish to discontinue some or all of your insurance coverage under a policy.

..   Partial withdrawals from your policy are available only after the first policy year and must be at least $500 and no more than the net cash surrender value. Under certain circumstances, we will automatically reduce your policy's face amount as a result of a partial withdrawal.

Your policy permits other transactions that also have risks. These and other risks and benefits of investing in a policy are discussed in detail throughout this prospectus.

A comprehensive discussion of the risks of each investment option may be found in the Trust prospectus for that investment option.

MSO RISK FACTORS

There are risks associated with some features of the Market Stabilizer
Option(R):

..   There is a risk of a substantial loss of your principal because you agree to absorb all losses from the portion of any negative Index performance that exceeds -25%.

..   Your Index-Linked Return is also limited by the Growth Cap Rate, which could cause your Index-Linked Return to be lower than it would otherwise be if you participated in the full performance of the S&P 500 Price Return index.

..   You will not know what the Growth Cap Rate is before the Segment starts.
    Therefore, you will not know in advance the upper limit on the return that may be credited to your investment in a Segment.

..   Negative consequences apply if, for any reason, amounts you have invested in a Segment are removed before the Segment Maturity Date. Specifically, with respect to the amounts removed early, you would (1) forfeit any positive Index performance and (2) be subject to an Early Distribution Adjustment that exposes you to a risk of potentially substantial loss of principal. This exposure is designed to be consistent with the treatment of losses on amounts held to the Segment Maturity Date. EVEN WHEN THE INDEX PERFORMANCE HAS BEEN POSITIVE, THE EDA WILL CAUSE YOU TO LOSE SOME PRINCIPAL ON AN EARLY REMOVAL.

   -- The following types of removals of account value from a Segment will result in the above-mentioned consequences to you, if the removals occur prior to the Segment Maturity Date: (a) a surrender of your policy; (b) a loan from your policy; (c) a distribution in order to enable your policy to continue to qualify as life insurance under the federal tax laws;
      (d) certain transfers in connection with the exercise of a rider available under your policy; and (e) a charge or unpaid policy loan interest that we deduct from your Segment Account Value because the Charge Reserve Amount and other funds are insufficient to cover them in their entirety. The Charge Reserve Amount may become insufficient because of policy changes that you request, additional premium payments, investment performance, policy loans, policy partial withdrawals from other investment options besides the MSO, and any increases we make in current charges for the policy (including for the MSO and optional riders).

   -- Certain of the above types of early removals can occur (and thus result in penalties to you) without any action on your part. Examples include
      (i) certain distributions we might make from your Segment Account Value to enable your policy to continue to qualify as life insurance and
      (ii) deductions we might make from your Segment Account Value to pay charges if the Charge Reserve Amount becomes insufficient.

   -- Any applicable EDA will generally be affected by changes in both the volatility and level of the S&P 500 Price Return index. Any EDA applied to any Segment Account Value is linked to the estimated value of a put option on the S&P 500 Price Return index as described in "About the Market Stabilizer Option(R)" later in this prospectus. The estimated value of the put option and, consequently, the amount of the EDA will generally be higher after increases in market volatility or after the Index experiences a negative return following the Segment Start Date.

..   Once policy account value is in a Segment, you cannot transfer out of a
    Segment. You can only make withdrawals out of a Segment if you surrender your policy. This would result in the imposition of any applicable surrender charges and EDAs.

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

..   We may not offer new Segments so there is also the possibility that a
    Segment may not be available for a Segment Renewal at the end of your Segment Term(s).

..   We also reserve the right to substitute an alternative index for the S&P
    500 Price Return index, which could reduce the Growth Cap Rates we can offer.

..   No company other than AXA Equitable has any legal responsibility to pay amounts that AXA Equitable owes under the policies.

..   You do not have any rights in the securities underlying the index, including, but not limited to, (i) interest payments, (ii) dividend payments or (iii) voting rights.

..   Your Segment Maturity Value is dependent on the performance of the index on the Segment Maturity Date.


..   Upon advance notification, AXA Equitable reserves the right to implement a
    Segment Maturity GIO Limitation. Please see "Appendix III: Policy variations" later in this prospectus for more information.


..   Past performance of the index is no indication of future performance.

..   The amounts required to be maintained in the Unloaned GIO for the Charge
    Reserve Amount during the Segment Term may earn a return that is less than the return you might have earned on those amounts in another investment option had you not invested in a Segment.

Please see "About the Market Stabilizer Option(R)" later in this prospectus for more detailed information about this investment option.

HOW THE INCENTIVE LIFE OPTIMIZER(R) II VARIABLE LIFE INSURANCE POLICY IS
AVAILABLE

Incentive Life Optimizer(R) II is primarily intended for purchasers other than retirement plans. However, we do not place limitations on its use. Please see "Tax information" for more information. Incentive Life Optimizer(R) II is available for issue ages 0 to 85.

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

3. Who is AXA Equitable?

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We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc., which is an indirect majority owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the majority shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the policies. AXA Equitable is solely responsible for paying all amounts owed to you under your policy.

AXA Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $669.9 billion in assets as of December 31, 2017. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

HOW TO REACH US

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Administrative Office as listed below for the purposes described. Please refer to "Telephone and Internet requests" for effective dates for processing telephone, Internet and fax requests, later in this prospectus.
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 BY MAIL:

AT THE POST OFFICE BOX FOR OUR ADMINISTRATIVE OFFICE:

  AXA Equitable -- AXA Life Operations Center
  P.O. Box 1047
  Charlotte, North Carolina 28201-1047
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 BY EXPRESS DELIVERY ONLY:

AT THE STREET ADDRESS FOR OUR ADMINISTRATIVE OFFICE:

  AXA Equitable -- AXA Life Operations Center
  8501 IBM Drive, Suite 150
  Charlotte, North Carolina 28262-4333
  1-704-341-7000 (for express delivery purposes only)
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 BY PHONE:

Policy information, basic transactions, forms and statements are available 24 hours a day -- 7 days a week through AXA Equitable's Interactive Telephone Service.

AXA Equitable's Interactive Telephone Service provides the gateway to personal assisted service, Monday through Friday, 8 AM to 7 PM, Eastern Time:
1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.).
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 BY E-MAIL:

  life-service@axa.us.com
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 BY FAX:

  1-855-268-6378
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 BY INTERNET:

You may register for online account access at www.axa.com or us.axa.com for those outside the U.S. Our website provides access to account information and customer service. After registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.

REQUIRED FORMS. We require that the following types of communications be on specific forms we provide for that purpose:

(1)request for our automatic transfer service (our dollar cost averaging service);

(2)request for our asset rebalancing service;

(3)transfers among investment options (if submitted by e-mail);

(4)designation of new policy owner(s); and

(5)designation of new beneficiary(ies).

OTHER REQUESTS. We also have specific forms that we recommend you use for the following:

(a)policy surrenders;

(b)transfers among investment options (not submitted by e-mail);

(c)changes in allocation percentages for premiums and deductions;

(d)electing the paid up death benefit guarantee; and

(e)electing the MSO and any MSO transactions.

You can also change your allocation percentages, transfer among investment options and/or change your address (1) by toll-free phone and assisted service,
(2) over the Internet, through axa.com or us.axa.com for those outside the U.S., or (3) by writing our Administrative Office. For more information about transaction requests you can make by phone or over the Internet, see "How to make transfers" and "Telephone and Internet requests" later in this prospectus.

Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing." (See "Disruptive transfer activity" in "More information about other matters.")

FORMAL REQUIREMENTS. Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, title (if applicable), the insured person's name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.

ABOUT OUR SEPARATE ACCOUNT FP

Each variable investment option is a part (or "subaccount") of our Separate Account FP. We established Separate Account FP under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable life insurance policies. We are the legal owner of all of the assets in Separate Account FP and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable

                             WHO IS AXA EQUITABLE?

investment options under our policies. For example, we may withdraw amounts from Separate Account FP that represent our investments in Separate Account FP or that represent fees and charges under the policies that we have earned. Income, gains and losses credited to, or charged against Separate Account FP reflect its own investment experience and not the investment experience of AXA Equitable's other assets.

Separate Account FP is registered with the SEC under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account FP. Although the Separate Account is registered, the SEC does not monitor the activity of Separate Account FP on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) of Separate Account FP available under Incentive Life Optimizer(R) II invests solely in the applicable class of shares issued by the corresponding Portfolio of the applicable Trust. Separate Account FP immediately reinvests all dividends and other distributions it receives from a Portfolio in additional shares of that class in that Portfolio.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable life insurance and/or annuity products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. EQ Advisors Trust and AXA Premier VIP Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our policy owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our policyowners, we will see to it that appropriate action is taken to do so.

ABOUT SEPARATE ACCOUNT NO. 67

Amounts allocated to the MSO are held in a "non-unitized" separate account we have established under the New York Insurance Law. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. These assets are also available to the insurer's general creditors and an owner should look to the financial strength of AXA Equitable for its claims-paying ability. We guarantee all benefits relating to your value in the MSO, regardless of whether assets supporting the MSO are held in a separate account or our general account.

Our current plans are to invest separate account assets in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities, and government and agency issues. Futures, options and interest rate swaps may be used for hedging purposes.

Although the above generally describes our plans for investing the assets supporting our obligations under MSO, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws.

YOUR VOTING PRIVILEGES

VOTING OF PORTFOLIO SHARES. As the legal owner of any Portfolio shares that support a variable investment option, we will attend (and have the right to vote at) any meeting of shareholders of the Portfolio (or the Trusts). To satisfy currently-applicable legal requirements, however, we will give you the opportunity to tell us how to vote the number of each Portfolio's shares that are attributable to your policy. The number of full and fractional votes you are entitled to will be determined by dividing the policy account value (minus any policy indebtedness) allocable to an investment option by the net asset value per unit for the Portfolio underlying that investment option. We will vote shares attributable to policies for which we receive no instructions in the same proportion as the instructions we do receive from all policies that participate in our Separate Account FP (discussed below). With respect to any Portfolio shares that we are entitled to vote directly (because we do not hold them in a separate account or because they are not attributable to policies), we will vote in proportion to the instructions we have received from all holders of variable annuity and variable life insurance policies who are using that Portfolio. One effect of proportional voting is that a small number of policy owners may control the outcome of a vote.

Under current legal requirements, we may disregard the voting instructions we receive from policy owners only in certain narrow circumstances prescribed by SEC regulations. If we do, we will advise you of the reasons in the next annual or semiannual report we send to you.

VOTING AS POLICY OWNER. In addition to being able to instruct voting of Portfolio shares as discussed above, policy owners that use our variable investment options may in a few instances be called upon to vote on matters that are not the subject of a shareholder vote being taken by any Portfolio. If so, you will have one vote for each $100 of policy account value in any such option; and we will vote our interest in Separate Account FP in the same proportion as the instructions we receive from holders of Incentive Life Optimizer(R) II and other policies that Separate Account FP supports.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust serves for the benefit of each Trust's shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

                             WHO IS AXA EQUITABLE?

4. About the Portfolios of the Trusts

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We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment adviser of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, AXA FMG has entered into sub-advisory agreements with one or more other investment advisers (the "sub-advisers") to carry out investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.


You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG, a wholly owned subsidiary of AXA Equitable, receives management fees and administrative fees in connection with the services it provides to the Portfolios. As such, it may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

As a policy owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some affiliated Portfolios invest in other affiliated Portfolios (the "AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer policy owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to policy owners and/or suggest that policy owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your policy. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.


As described in more detail in the Portfolio prospectuses, the AXA Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy") and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.


The AXA Managed Volatility Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy, and the AXA Fund of Fund Portfolios that invest in other Portfolios that use the AXA volatility management strategy, are identified below in the chart by a "(check mark)" under the column entitled "Volatility Management."

Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. During rising markets, the AXA volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy or, in the case of the AXA Fund of Fund Portfolios, that invest exclusively in other Portfolios that do not use the volatility management strategy. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that

                      ABOUT THE PORTFOLIOS OF THE TRUSTS
differ from the AXA volatility management strategy. Any such Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your account value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

Portfolio allocations in certain AXA variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

   (a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and

   (b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

PORTFOLIOS OF THE TRUSTS


----------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST CLASS B
 SHARES                                                           INVESTMENT ADVISER (OR                   VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                    SUB-ADVISER(S), AS APPLICABLE)           MANAGEMENT
----------------------------------------------------------------------------------------------------------------------
CHARTER/SM/          Seeks to achieve high total return through   .   AXA Equitable Funds Management
  MULTI-SECTOR BOND  a combination of current income and              Group, LLC
                     capital appreciation.
----------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL    Seeks to achieve long-term growth of         .   AXA Equitable Funds Management
  CAP GROWTH         capital.                                         Group, LLC
----------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL    Seeks to achieve long-term growth of         .   AXA Equitable Funds Management
  CAP VALUE          capital.                                         Group, LLC
----------------------------------------------------------------------------------------------------------------------
TARGET 2025          Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION         consistent with its asset mix. Total return      Group, LLC
                     includes capital growth and income.
----------------------------------------------------------------------------------------------------------------------
TARGET 2035          Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION         consistent with its asset mix. Total return      Group, LLC
                     includes capital growth and income.
----------------------------------------------------------------------------------------------------------------------
TARGET 2045          Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION         consistent with its asset mix. Total return      Group, LLC
                     includes capital growth and income.
----------------------------------------------------------------------------------------------------------------------
TARGET 2055          Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION         consistent with its asset mix. Total return      Group, LLC
                     includes capital growth and income.


------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB
 SHARES                                                       INVESTMENT ADVISER (OR                   VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                SUB-ADVISER(S), AS APPLICABLE)           MANAGEMENT
------------------------------------------------------------------------------------------------------------------
1290 VT CONVERTIBLE  Seeks a high level of total return.      .   AXA Equitable Funds Management
  SECURITIES                                                      Group, LLC
                                                              .   Palisade Capital Management, L.L.C.
------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE   Seeks to achieve total return from long- .   DoubleLine Capital LP
  DYNAMIC ALLOCATION term capital appreciation and income.
------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

----------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB
 SHARES                                                         INVESTMENT ADVISER (OR                   VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                  SUB-ADVISER(S), AS APPLICABLE)           MANAGEMENT
----------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE   Seeks to maximize current income and       .   DoubleLine Capital LP
  OPPORTUNISTIC BOND total return.
----------------------------------------------------------------------------------------------------------------------
1290 VT EQUITY       Seeks a combination of growth and          .   Barrow, Hanley, Mewhinney & Strauss
  INCOME             income to achieve an above-average and         LLC
                     consistent total return.
----------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO        Seeks to achieve capital appreciation.     .   GAMCO Asset Management, Inc.
  MERGERS &
  ACQUISITIONS
----------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL  Seeks to maximize capital appreciation.    .   GAMCO Asset Management, Inc.
  COMPANY VALUE
----------------------------------------------------------------------------------------------------------------------
1290 VT SMARTBETA    Seeks to achieve long-term capital         .   AXA Rosenberg Management, LLC
  EQUITY             appreciation.
----------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY     Seeks to track the investment results of   .   BlackRock Investment Management, LLC
  RESPONSIBLE        the MSCI KLD 400 Social Index.
----------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH -   Seeks long-term capital appreciation and   .   AXA Equitable Funds Management
  ALT 20             current income.                                Group, LLC
----------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED      Seeks to achieve long-term growth of       .   AllianceBernstein L.P.               (check mark)
  VOLATILITY         capital with an emphasis on risk-adjusted  .   AXA Equitable Funds Management
                     returns and managing volatility in the         Group, LLC
                     Portfolio.                                 .   BlackRock Investment Management, LLC
----------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED      Seeks to achieve long-term growth of       .   AllianceBernstein L.P.               (check mark)
  VOLATILITY         capital with an emphasis on risk-adjusted  .   AXA Equitable Funds Management
                     returns and managing volatility in the         Group, LLC
                     Portfolio.                                 .   BlackRock Investment Management, LLC
----------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED     Seeks to achieve long-term growth of       .   AllianceBernstein L.P.               (check mark)
  VOLATILITY         capital with an emphasis on risk-adjusted  .   AXA Equitable Funds Management
                     returns and managing volatility in the         Group, LLC
                     Portfolio.                                 .   BlackRock Investment Management, LLC
----------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP     Seeks to achieve long-term growth of       .   AllianceBernstein L.P.
  GROWTH             capital.                                   .   AXA Equitable Funds Management
                                                                    Group, LLC
----------------------------------------------------------------------------------------------------------------------
AXA BALANCED         Seeks long-term capital appreciation and   .   AXA Equitable Funds Management       (check mark)
  STRATEGY           current income.                                Group, LLC
----------------------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE      Seeks to achieve long-term capital         .   ClearBridge Investments, LLC
  LARGE CAP GROWTH   growth.
----------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE     Seeks current income and growth of         .   AXA Equitable Funds Management       (check mark)
  GROWTH STRATEGY    capital, with a greater emphasis on            Group, LLC
                     current income.
----------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE     Seeks a high level of current income.      .   AXA Equitable Funds Management       (check mark)
  STRATEGY                                                          Group, LLC
----------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY    Seeks to achieve long-term capital         .   AXA Equitable Funds Management       (check mark)
  MANAGED VOLATILITY appreciation with an emphasis on risk-         Group, LLC
                     adjusted returns and managing volatility   .   BlackRock Investment Management, LLC
                     in the Portfolio.                          .   Morgan Stanley Investment
                                                                    Management Inc.
                                                                .   OppenheimerFunds, Inc.
----------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

----------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB
 SHARES                                                         INVESTMENT ADVISER (OR                   VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                  SUB-ADVISER(S), AS APPLICABLE)           MANAGEMENT
----------------------------------------------------------------------------------------------------------------------
AXA GROWTH STRATEGY  Seeks long-term capital appreciation and   .   AXA Equitable Funds Management       (check mark)
                     current income, with a greater emphasis        Group, LLC
                     on capital appreciation.
----------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL    Seeks to achieve long-term growth of       .   AXA Equitable Funds Management       (check mark)
  CORE MANAGED       capital with an emphasis on risk-adjusted      Group, LLC
  VOLATILITY         returns and managing volatility in the     .   BlackRock Investment Management, LLC
                     Portfolio.                                 .   EARNEST Partners, LLC
                                                                .   Massachusetts Financial Services
                                                                    Company d/b/a MFS Investment
                                                                    Management
                                                                .   Federated Global Investment
                                                                    Management Corp.
----------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL    Seeks to achieve long-term growth of       .   AllianceBernstein L.P.               (check mark)
  MANAGED VOLATILITY capital with an emphasis on risk-adjusted  .   AXA Equitable Funds Management
                     returns and managing volatility in the         Group, LLC
                     Portfolio.                                 .   BlackRock Investment Management, LLC
----------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL    Seeks to provide current income and long-  .   AXA Equitable Funds Management       (check mark)
  VALUE MANAGED      term growth of income, accompanied by          Group, LLC
  VOLATILITY         growth of capital with an emphasis on      .   BlackRock Investment Management, LLC
                     risk-adjusted returns and managing         .   Northern Cross, LLC
                     volatility in the Portfolio.
----------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE Seeks to achieve capital growth.           .   Janus Capital Management LLC
----------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE   Seeks to achieve long-term growth of       .   AXA Equitable Funds Management       (check mark)
  MANAGED VOLATILITY capital with an emphasis on risk-adjusted      Group, LLC
                     returns and managing volatility in the     .   BlackRock Investment Management, LLC
                     Portfolio.                                 .   Capital Guardian Trust Company
                                                                .   Vaughan Nelson Investment Management
                                                                .   Thornburg Investment Management,
                                                                    Inc.
----------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP        Seeks to provide long-term capital growth  .   AXA Equitable Funds Management       (check mark)
  GROWTH MANAGED     with an emphasis on risk-adjusted returns      Group, LLC
  VOLATILITY         and managing volatility in the Portfolio.  .   BlackRock Investment Management, LLC
                                                                .   Loomis, Sayles & Company, L.P.
                                                                .   T. Rowe Price Associates, Inc.
                                                                .   Wells Capital Management, Inc.
----------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE  Seeks to achieve long-term growth of       .   AllianceBernstein L.P.               (check mark)
  MANAGED VOLATILITY capital with an emphasis on risk-adjusted  .   AXA Equitable Funds Management
                     returns and managing volatility in the         Group, LLC
                     Portfolio.                                 .   BlackRock Investment Management, LLC
                                                                .   Massachusetts Financial Services
                                                                    Company d/b/a MFS Investment
                                                                    Management
----------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES    Seeks to achieve capital appreciation.     .   Loomis, Sayles & Company, L.P.
  GROWTH
----------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB
 SHARES                                                           INVESTMENT ADVISER (OR                   VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                    SUB-ADVISER(S), AS APPLICABLE)           MANAGEMENT
------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE    Seeks to achieve long-term capital           .   AXA Equitable Funds Management       (check mark)
  MANAGED VOLATILITY appreciation with an emphasis on risk            Group, LLC
                     adjusted returns and managing volatility     .   BlackRock Investment Management, LLC
                     in the Portfolio.                            .   Diamond Hill Capital Management,
                                                                      Inc.
                                                                  .   Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH  Seeks long-term capital appreciation and     .   AXA Equitable Funds Management       (check mark)
  STRATEGY           current income, with a greater emphasis          Group, LLC
                     on current income.
------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC   Seeks to achieve capital appreciation and    .   BlackRock Investment Management, LLC
  VALUE EQUITY       secondarily, income.
------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN  Seeks to achieve long-term growth of         .   Capital Guardian Trust Company
  RESEARCH           capital.
------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK      Seeks to achieve a total return before       .   AllianceBernstein L.P.
  INDEX              expenses that approximates the total
                     return performance of the Russell 3000(R)
                     Index, including reinvestment of
                     dividends, at a risk level consistent with
                     that of the Russell 3000(R) Index.
------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX   Seeks to achieve a total return before       .   SSgA Funds Management, Inc.
                     expenses that approximates the total return
                     performance of the Bloomberg Barclays U.S.
                     Intermediate Government/Credit Bond
                     Index, including reinvestment of dividends,
                     at a risk level consistent with that of the
                     Bloomberg Barclays U.S. Intermediate
                     Government/Credit Bond Index.
------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX  Seeks to achieve a total return before       .   AllianceBernstein L.P.
                     expenses that approximates the total return
                     performance of the Standard & Poor's 500
                     Composite Stock Price Index, including
                     reinvestment of dividends, at a risk level
                     consistent with that of the Standard &
                     Poor's 500 Composite Stock Price Index.
------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS  Seeks to achieve capital growth and          .   AXA Equitable Funds Management
                     current income.                                  Group, LLC
                                                                  .   BlackRock Investment Management, LLC
                                                                  .   Wells Fargo Asset Management
                                                                      (International) LLC
                                                                  .   Wells Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE      Seeks to achieve a total return before       .   SSgA Funds Management, Inc.
  GOVERNMENT BOND    expenses that approximates the total return
                     performance of the Bloomberg Barclays
                     U.S. Intermediate Government Bond Index,
                     including reinvestment of dividends, at a
                     risk level consistent with that of the
                     Bloomberg Barclays U.S. Intermediate
                     Government Bond Index.
------------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

--------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB
 SHARES                                                               INVESTMENT ADVISER (OR                   VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                        SUB-ADVISER(S), AS APPLICABLE)           MANAGEMENT
--------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL     Seeks to achieve a total return (before          .   AllianceBernstein L.P.
  EQUITY INDEX       expenses) that approximates the total return
                     performance of a composite index
                     comprised of 40% DJ Euro STOXX 50 Index,
                     25% FTSE 100 Index, 25% TOPIX Index,
                     and 10% S&P/ASX 200 Index, including
                     reinvestment of dividends, at a risk level
                     consistent with that of the composite index.
--------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK  Seeks to achieve capital growth and              .   Invesco Advisers, Inc.
                     income.
--------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE    Seeks to achieve long-term capital               .   J.P. Morgan Investment
  OPPORTUNITIES      appreciation.                                        Management Inc.
--------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH  Seeks to achieve a total return before           .   AllianceBernstein L.P.
  INDEX              expenses that approximates the total
                     return performance of the Russell 1000(R)
                     Growth Index, including reinvestment of
                     dividends at a risk level consistent with
                     that of the Russell 1000(R) Growth Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE   Seeks to achieve a total return before           .   SSgA Funds Management, Inc.
  INDEX              expenses that approximates the total
                     return performance of the Russell 1000(R)
                     Value Index, including reinvestment of
                     dividends, at a risk level consistent with
                     that of the Russell 1000(R) Value Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/MFS               Seeks to achieve capital appreciation.           .   Massachusetts Financial Services
  INTERNATIONAL                                                           Company d/b/a MFS Investment
  GROWTH                                                                  Management
--------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX     Seeks to achieve a total return before           .   SSgA Funds Management, Inc.
                     expenses that approximates the total return
                     performance of the Standard & Poor's Mid
                     Cap 400 Index, including reinvestment of
                     dividends, at a risk level consistent with that
                     of the Standard & Poor's Mid Cap 400
                     Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET/(1)/ Seeks to obtain a high level of current          .   The Dreyfus Corporation
                     income, preserve its assets and maintain
                     liquidity.
--------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA       Seeks to generate a return in excess of          .   Pacific Investment Management
  SHORT BOND         traditional money market products while              Company LLC
                     maintaining an emphasis on preservation
                     of capital and liquidity.
--------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS Seeks to achieve high current income             .   AllianceBernstein L.P.
                     consistent with moderate risk to capital.        .   AXA Equitable Funds Management
                                                                          Group, LLC
                                                                      .   Pacific Investment Management
                                                                          Company LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY     Seeks to replicate as closely as possible        .   AllianceBernstein L.P.
  INDEX              (before expenses) the total return of the
                     Russell 2000(R) Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE     Seeks to achieve long-term capital               .   T. Rowe Price Associates, Inc.
  GROWTH STOCK       appreciation and secondarily, income.
--------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND    Seeks to achieve total return through            .   UBS Global Asset Management
  INCOME             capital appreciation with income as a                (Americas) Inc.
                     secondary consideration.
--------------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

---------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB
 SHARES                                                          INVESTMENT ADVISER (OR                   VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                   SUB-ADVISER(S), AS APPLICABLE)           MANAGEMENT
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve long-term growth of        .   AllianceBernstein L.P.
  AGGRESSIVE EQUITY  capital.                                    .   AXA Equitable Funds Management
                                                                     Group, LLC
                                                                 .   ClearBridge Investments, LLC
                                                                 .   Scotia Institutional Asset
                                                                     Management US, Ltd.
                                                                 .   T. Rowe Price Associates, Inc.
                                                                 .   Westfield Capital Management
                                                                     Company, L.P.
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE    Seeks to achieve a balance of high current  .   AXA Equitable Funds Management
  BOND               income and capital appreciation,                Group, LLC
                     consistent with a prudent level of risk.    .   BlackRock Financial Management, Inc.
                                                                 .   DoubleLine Capital LP
                                                                 .   Pacific Investment Management
                                                                     Company LLC
                                                                 .   SSgA Funds Management, Inc.
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID     Seeks to achieve long-term growth of        .   AllianceBernstein L.P.
  CAP GROWTH         capital.                                    .   AXA Equitable Funds Management
                                                                     Group, LLC
                                                                 .   BlackRock Investment Management, LLC
                                                                 .   Franklin Advisers, Inc.
                                                                 .   Wellington Management Company, LLP
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID     Seeks to achieve long-term growth of        .   AXA Equitable Funds Management
  CAP VALUE          capital.                                        Group, LLC
                                                                 .   BlackRock Investment Management, LLC
                                                                 .   Diamond Hill Capital Management,
                                                                     Inc.
                                                                 .   Lord, Abbett & Co. LLC
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve long-term growth of        .   Allianz Global Investors U.S. LLC
  TECHNOLOGY         capital.                                    .   AXA Equitable Funds Management
                                                                     Group, LLC
                                                                 .   SSgA Funds Management, Inc.
                                                                 .   Wellington Management Company, LLP


-------------------------------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE                                                                     INVESTMENT ADVISER
 FUNDS) -- SERIES II                                                           (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME       OBJECTIVE                                                APPLICABLE)
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL   The fund's investment objective is total return through  .   Invesco Advisers, Inc.
  REAL ESTATE FUND    growth of capital and current income.                    .   Sub-Adviser: Invesco
                                                                                   Asset Management Limited
-------------------------------------------------------------------------------------------------------------
INVESCO V.I.          The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  INTERNATIONAL       capital.
  GROWTH FUND
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID      The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  CAP CORE EQUITY     capital.
  FUND
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL    The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  CAP EQUITY FUND     capital.
-------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

---------------------------------------------------------------------------------------------------------
 AMERICAN CENTURY
 VARIABLE
 PORTFOLIOS, INC.                                                          INVESTMENT ADVISER
 -- CLASS II                                                               (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME      OBJECTIVE                                             APPLICABLE)
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP  The fund seeks long-term capital growth. Income is a  .   American Century
  MID CAP VALUE FUND secondary objective.                                      Investment Management,
                                                                               Inc.


-------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
 INSURANCE SERIES(R)                                                           INVESTMENT ADVISER
 PORTFOLIO NAME --                                                             (OR SUB-ADVISER(S), AS
 CLASS 4 SHARES       OBJECTIVE                                                APPLICABLE)
-------------------------------------------------------------------------------------------------------------
GLOBAL SMALL          The fund's investment objective is to provide long-term  .   Capital Research and
  CAPITALIZATION      growth of capital.                                           Management Company
  FUND/SM/
-------------------------------------------------------------------------------------------------------------
NEW WORLD FUND(R)     The fund's investment objective is long-term capital     .   Capital Research and
                      appreciation.                                                Management Company
-------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
 FIDELITY(R)
 VARIABLE INSURANCE
 PRODUCTS (VIP) -                                                              INVESTMENT ADVISER
 SERVICE CLASS 2                                                               (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME      OBJECTIVE                                                 APPLICABLE)
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks long-term capital appreciation.                     .   Fidelity Management and
  CONTRAFUND(R)                                                                    Research Company (FMR)
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks high total return through a combination of current  .   Fidelity Management and
  GROWTH & INCOME    income and capital appreciation.                              Research Company (FMR)
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID  Seeks long-term growth of capital.                        .   Fidelity Management &
  CAP PORTFOLIO                                                                    Research Company (FMR)


----------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON
 VARIABLE INSURANCE
 PRODUCTS TRUST --
 CLASS 2                                                                          INVESTMENT ADVISER (OR
 PORTFOLIO NAME      OBJECTIVE                                                    SUB-ADVISER(S), AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------
FRANKLIN MUTUAL      The Fund's principal investment goal is capital              .   Franklin Mutual Advisers,
  SHARES VIP FUND    appreciation. Its secondary goal is income.                      LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN RISING      Seeks long-term capital appreciation, with preservation of   .   Franklin Advisory
  DIVIDENDS VIP FUND capital as an important consideration.                           Services, LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP   Seeks long-term total return.                                .   Franklin Advisory
  VALUE VIP FUND                                                                      Services, LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC   The Fund's principal investment goal is to seek a high       .   Franklin Advisers, Inc.
  INCOME VIP FUND    level of current income. Its secondary goal is capital
                     appreciation over long term.
----------------------------------------------------------------------------------------------------------------
TEMPLETON            Seeks long-term capital appreciation.                        .   Templeton Asset
  DEVELOPING                                                                          Management Ltd.
  MARKETS VIP FUND
----------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL     Seeks high current income, consistent with preservation of   .   Franklin Advisers, Inc.
  BOND VIP FUND      capital. Capital appreciation is a secondary consideration.
----------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH     Seeks long-term capital growth.                              .   Templeton Global Advisors
  VIP FUND                                                                            Limited
----------------------------------------------------------------------------------------------------------------


 GOLDMAN SACHS
 VARIABLE
 INSURANCE TRUST --
 SERVICE SHARES                                             INVESTMENT ADVISER (OR
 PORTFOLIO NAME      OBJECTIVE                              SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT    Seeks long-term capital appreciation.  .   Goldman Sachs Asset
  MID CAP VALUE FUND                                            Management, L.P.


-------------------------------------------------------------------------------------------------------------
 IVY VARIABLE
 INSURANCE
 PORTFOLIOS                                                                    INVESTMENT ADVISER (OR
 PORTFOLIO NAME      OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
IVY VIP ENERGY       To seek to provide capital growth and appreciation.       .   Ivy Investment Management
                                                                                   Company (IICO)
-------------------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME  To seek to provide total return through a combination of  .   Ivy Investment Management
                     high current income and capital appreciation.                 Company (IICO)
-------------------------------------------------------------------------------------------------------------
IVY VIP MID CAP      To seek to provide growth of capital.                     .   Ivy Investment Management
  GROWTH                                                                           Company (IICO)
-------------------------------------------------------------------------------------------------------------
IVY VIP SCIENCE AND  To seek to provide growth of capital.                     .   Ivy Investment Management
  TECHNOLOGY                                                                       Company (IICO)
-------------------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP    To seek to provide growth of capital.                     .   Ivy Investment Management
  GROWTH                                                                           Company (IICO)
-------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

------------------------------------------------------------------------------------------
 LAZARD RETIREMENT
 SERIES, INC. --
 SERVICE SHARES                                             INVESTMENT ADVISER (OR
 PORTFOLIO NAME      OBJECTIVE                              SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------
LAZARD RETIREMENT    Seeks long-term capital appreciation.  .   Lazard Asset Management
  EMERGING MARKETS                                              LLC
  EQUITY PORTFOLIO


--------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS --
 SERVICE CLASS                                                            INVESTMENT ADVISER (OR
 PORTFOLIO NAME       OBJECTIVE                                           SUB-ADVISER(S), AS APPLICABLE)
--------------------------------------------------------------------------------------------------------
MFS(R)                The fund's investment objective is to seek capital  .   Massachusetts Financial
  INTERNATIONAL       appreciation.                                           Services Company
  VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------
MFS(R)                The fund's investment objective is to seek capital  .   Massachusetts Financial
  MASSACHUSETTS       appreciation.                                           Services Company
  INVESTORS GROWTH
  STOCK PORTFOLIO
--------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS      The fund's investment objective is to seek capital  .   Massachusetts Financial
  TRUST SERIES        appreciation.                                           Services Company
--------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE
 INSURANCE TRUST --
 ADVISOR CLASS                                                                     INVESTMENT ADVISER (OR
 PORTFOLIO NAME          OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------
PIMCO                    Seeks maximum real return consistent with prudent         .   Pacific Investment
  COMMODITYREALRETURN(R) investment management.                                        Management Company LLC
  STRATEGY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
PIMCO REAL RETURN        Seeks maximum real return, consistent with preservation   .   Pacific Investment
  PORTFOLIO              of real capital and prudent investment management.            Management Company LLC
-----------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN       Seeks maximum total return, consistent with preservation  .   Pacific Investment
  PORTFOLIO              of capital and prudent investment management.                 Management Company LLC


-------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE                                                                 INVESTMENT ADVISER
 EQUITY SERIES, INC.                                                           (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME       OBJECTIVE                                                APPLICABLE)
-------------------------------------------------------------------------------------------------------------
T. ROWE PRICE         Seeks a high level of dividend income and long-term      .   T. Rowe Price Associates,
  EQUITY INCOME       capital growth primarily through investments in stocks.      Inc.
  PORTFOLIO - II
-------------------------------------------------------------------------------------------------------------


 VANECK VIP TRUST --                                                             INVESTMENT ADVISER (OR
 INITIAL SHARES       OBJECTIVE                                                  SUB-ADVISER(S), AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL     Seeks long-term capital appreciation by investing          .   Van Eck Associates
  HARD ASSETS FUND    primarily in hard asset securities. Income is a secondary      Corporation
                      consideration.
---------------------------------------------------------------------------------------------------------------




(1)The Portfolio operates as a "government money market fund." The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF THE TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-777-6510 (FOR U.S. RESIDENTS) OR 1-704-341-7000 (OUTSIDE OF THE U.S.).

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

5. About the Market Stabilizer Option(R) (applicable only if allocating amounts to the MSO)

--------------------------------------------------------------------------------

We offer a Market Stabilizer Option(R) that provides a rate of return tied to the performance of the S&P 500 Price Return Index.

DEFINITIONS

CHARGE RESERVE AMOUNT -- A minimum amount of policy account value in the Unloaned GIO that you are required to maintain in order to approximately cover the estimated monthly charges for the policy (including, but not limited to, the policy's monthly cost of insurance charge, the policy's monthly administrative charge, the policy's monthly mortality and expense risk charge, the MSO's monthly Variable Index Segment Account Charge and any monthly optional rider charges) during the Segment Term. The Charge Reserve Amount will be determined on each Segment Start Date as an amount projected to be sufficient to cover all of the policy's monthly deductions during the Segment Term, assuming at the time such calculation is made that no interest or investment performance is credited to or charged against the policy account and that no policy changes or additional premium payments are made. The Charge Reserve Amount will be reduced by each subsequent monthly deduction (but not to less than zero). THERE IS NO REQUIREMENT TO MAINTAIN A CHARGE RESERVE AMOUNT IF YOU ARE NOT IN A SEGMENT. Please see "Segments" later in this section for more information about the investment options from which account value could be transferred to the Unloaned GIO on a Segment Start Date (or the effective date of a requested face amount increase) in order to meet this requirement.

DOWNSIDE PROTECTION (ALSO REFERRED TO IN YOUR POLICY AS THE "SEGMENT LOSS ABSORPTION THRESHOLD RATE") -- This is your protection against negative performance of the S&P 500 Price Return index for a Segment held until its Segment Maturity Date. It is currently -25%. THE DOWNSIDE PROTECTION IS SET ON THE SEGMENT START DATE AND ANY DOWNSIDE PROTECTION IN EXCESS OF -25%, WILL BE SET AT AXA EQUITABLE'S SOLE DISCRETION. However, the Downside Protection will not change during a Segment Term and at least -25% of Downside Protection will always be provided when a Segment is held until the Segment Maturity Date.

EARLY DISTRIBUTION ADJUSTMENT ("EDA," MAY ALSO BE REFERRED TO IN YOUR POLICY AS THE "MARKET VALUE ADJUSTMENT") -- The EDA is an adjustment that we make to your Segment Account Value, before a Segment matures, in the event you surrender your policy, take a loan from a Segment or if we should find it necessary to make deductions for monthly charges or any other distribution from a Segment. (Such other distributions would include any distributions from the policy that we deem necessary to continue to qualify the policy as life insurance under applicable tax law, any unpaid loan interest, or any transfer in connection with the exercise of a rider available under your policy.) An EDA that is made will cause you to lose principal, through the application of a Put Option Factor, and that loss could be substantial. However, because of a pro rata refund of certain charges already paid that is included in the EDA , the net effect of the EDA will not always result in the reduction of principal. The EDA will usually result in a reduction in your Segment Account Value and your other policy values. Therefore, you should give careful consideration before taking any early loan or surrender, or allowing the value in your other investment options to fall so low that we must make any monthly deduction from a Segment. Please see "Early Distribution Adjustment" later in this section for more information.

GROWTH CAP RATE -- The maximum rate of return that will be applied to a Segment Account Value. THE GROWTH CAP RATE IS SET FOR EACH SEGMENT ON THE SEGMENT START DATE. WHILE THE GROWTH CAP RATE IS SET AT THE AXA EQUITABLE'S SOLE DISCRETION, the Growth Cap Rate will not change during a Segment Term and the Growth Cap Rate will always be at least 6%.

INDEX -- The S&P 500 Price Return index, which is the S&P 500 index excluding dividends. This index includes 500 leading companies in leading industries in the U.S. economy.

INDEX PERFORMANCE RATE -- The Index Performance Rate measures the percentage change in the Index during a Segment Term for each Segment. If the Index is discontinued or if the calculation of the Index is substantially changed, we reserve the right to substitute an alternative index. We also reserve the right to choose an alternative index at our discretion. Please see "Change in Index" for more information.

The Index Performance Rate is calculated by ((b) divided by (a)) minus one, where:

(a)is the value of the Index at the close of business on the Segment Start Date, and

(b)is the value of the Index at the close of business on the Segment Maturity Date.

We determine the value of the Index at the close of business, which is the end of a business day. Generally, a business day is any day the New York Stock Exchange is open for trading. If the New York Stock Exchange is not open for trading or if the Index value is, for any other reason, not published on the Segment Start Date or a Segment Maturity Date, the value of the Index will be determined as of the end of the most recent preceding business day for which the Index value is published.

INDEX-LINKED RATE OF RETURN -- The rate of return we apply to calculate the Index-Linked Return which is based on the Index Performance Rate adjusted to reflect the Growth Cap Rate and protection against negative performance. Therefore, if the performance of the Index is zero or positive, we will apply that performance up to the Growth Cap Rate. If the performance of the Index is negative, we will apply performance of zero unless the decline in the performance of the Index is below -25% in which case negative performance in excess of -25% will apply. Please see the chart under "Index-Linked Return" for more information.

INDEX-LINKED RETURN -- The amount that is applied to the Segment Account Value on the Segment Maturity Date that is equal to that Segment's Index-Linked Rate of Return multiplied by the Segment Account Value on the Segment Maturity Date. The Index-Linked

ABOUT THE MARKET STABILIZER OPTION(R) (APPLICABLE ONLY IF ALLOCATING AMOUNTS TO
                                   THE MSO)

Return may be positive, negative or zero. In the event that the S&P 500 Price Return index sustains a 100% loss, the maximum loss of principal would be 75%. The Indexed-Linked Return is only applied to amounts that remain in a Segment Account Value until the Segment Maturity Date. For example, a surrender of your policy before Segment maturity will eliminate any Index-Linked Return and be subject to an Early Distribution Adjustment.

INITIAL SEGMENT ACCOUNT -- The amount initially transferred to a Segment from the MSO Holding Account on its Segment Start Date, net of:

(a)the Variable Index Benefit Charge (see "Charges" later in this section)

   and

(b)the amount, if any, that may have been transferred from the MSO Holding Account to the Unloaned GIO to cover the Charge Reserve Amount (see "Charge Reserve Amount" later in this section). Such a transfer would be made from the MSO Holding Account to cover the Charge Reserve Amount only (1) if you have given us instructions to make such a transfer or (2) in the other limited circumstances described under "Segments" later in this section.

MSO HOLDING ACCOUNT -- This is a portion of the EQ/Money Market variable investment option that holds amounts designated by the policy owner for investment in the MSO prior to any transfer into the next available new Segment.

SEGMENT -- The portion of your total investment in the MSO that is associated with a specific Segment Start Date. You create a new Segment each time an amount is transferred from the MSO Holding Account into a Segment Account.

SEGMENT ACCOUNT VALUE (ALSO REFERRED TO IN YOUR POLICY AS THE "SEGMENT ACCOUNT") -- The amount of an Initial Segment Account subsequently reduced by any monthly deductions, policy loans and unpaid loan interest, and distributions from the policy that we deem necessary to continue to qualify the policy as life insurance under applicable tax law, which are allocated to the Segment. Any such reduction in the Segment Account Value prior to its Segment Maturity Date will result in a corresponding Early Distribution Adjustment, which will cause you to lose principal, and that loss could be substantial. The Segment Account Value is used in determining policy account values, death benefits, and the net amount at risk for monthly cost of insurance calculations of the policy and the new base policy face amount associated with a requested change in death benefit option.

For example, if you put $1,000 into the MSO Holding Account, $992.50 would go into a Segment. This amount represents the Initial Segment Account. The Segment Account Value represents the value in the Segment which gets reduced by any deductions allocated to the Segment, with corresponding EDAs, through the course of the Segment Term. The Segment Distribution Value represents what you would receive upon surrendering the policy and reflects the EDA upon surrender.

SEGMENT DISTRIBUTION VALUE (ALSO REFERRED TO IN YOUR POLICY AS THE "SEGMENT VALUE") -- This is the Segment Account Value minus the Early Distribution Adjustment that would apply on a full surrender of that Segment at any time prior to the Segment Maturity Date. Segment Distribution Values will be used in determining policy value available to cover monthly deductions, proportionate surrender charges for requested face amount reductions, and other distributions; cash surrender values and maximum loan values subject to any applicable base policy surrender charge. They will also be used in determining whether any outstanding policy loan and accrued loan interest exceeds the policy account value.


SEGMENT MATURITY GIO LIMITATION -- A specified percentage limitation on the amount of your Segment Maturity Value that may be allocated to the guaranteed interest option. AXA Equitable reserves the right to implement a specified percentage limitation on the amount of your Segment Maturity Value that may be allocated to the guaranteed interest option. The specified percentage limitation can be changed at any time, but it will never be less than 5% of your Segment Maturity Value. We will transfer any portion of your Segment Maturity Value that is allocated to the guaranteed interest option in excess of the Segment Maturity GIO Limitation to the EQ/Money Market variable investment option unless we receive your instructions prior to the Segment Maturity Date that the Segment Maturity Value should be allocated to the MSO Holding Account or to any other available variable investment option. Please see "Appendix III:
Policy variations" later in this prospectus for more information.


SEGMENT MATURITY DATE -- The date on which a Segment Term is completed and the Index-Linked Return for that Segment is applied to a Segment Account Value.

SEGMENT MATURITY VALUE -- This is the Segment Account Value adjusted by the Index-Linked Return for that Segment.

SEGMENT START DATE -- The Segment Start Date is the day on which a Segment is created.

SEGMENT TERM -- The duration of a Segment. The Segment Term for each Segment begins on its Segment Start Date and ends on its Segment Maturity Date one year later. We are currently only offering Segment Terms of approximately one year. We may offer different durations in the future.

DESCRIPTION OF THE MARKET STABILIZER OPTION(R)

MSO HOLDING ACCOUNT

The amount of each transfer or loan repayment you make to the MSO, and the balance of each premium payment you make to the MSO after any premium charge under your base policy has been deducted, will first be placed in the MSO Holding Account. The MSO Holding Account is a portion of the regular EQ/Money Market variable investment option that will hold amounts allocated to the MSO until the next available Segment Start Date. The MSO Holding Account has the same rate of return as the EQ/Money Market variable investment option. We currently plan on offering new Segments on a monthly basis but reserve the right to offer them less frequently or to stop offering them or to suspend offering them temporarily.

Before any account value is transferred into a Segment, you can transfer amounts from the MSO Holding Account into other investment options available under your policy at any time subject to any transfer restrictions within your policy. You can transfer into and out of the MSO Holding Account at any time up to and including the Segment Start Date provided your transfer request is received at our Administrative Office by such date. For example, you can transfer policy account value into the MSO Holding Account on the 3rd Friday of June. That policy account value would transfer into the Segment

ABOUT THE MARKET STABILIZER OPTION(R) (APPLICABLE ONLY IF ALLOCATING AMOUNTS TO
                                   THE MSO)
starting on that date, subject to the conditions mentioned earlier. You can also transfer policy account value out of the MSO Holding Account before the end of the business day on the Segment Start Date and that account value would not be swept into the Segment starting on that date. Please refer to the "How to reach us" section under "Who is AXA Equitable?" earlier in this prospectus for more information regarding contacting us and communicating your instructions. We also have specific forms that we recommend you use for electing the MSO and any MSO transactions.

On the Segment Start Date, account value in the MSO Holding Account, excluding charges and any account value transferred to cover the Charge Reserve Amount, will be transferred into a Segment if all requirements and limitations are met that are discussed under "Segments" immediately below.

SEGMENTS

Each Segment will have a Segment Start Date of the 3rd Friday of each calendar month and will have a Segment Maturity Date on the 3rd Friday of the same calendar month in the succeeding calendar year.

In order for any amount to be transferred from the MSO Holding Account into a new Segment on a Segment Start Date, all of the following conditions must be met on that date:

(1)The Growth Cap Rate for that Segment must be equal to or greater than your minimum Growth Cap Rate (Please see "Growth Cap Rate" later in this section).

(2)There must be sufficient account value available within the Unloaned GIO and the variable investment options including the MSO Holding Account to cover the Charge Reserve Amount as determined by us on such date (Please see "Charge Reserve Amount" later in this section).

(3)The Growth Cap Rate must be greater than the sum of the annual interest rate we are currently crediting on the Unloaned GIO ("A"), the Variable Index Benefit Charge rate ("B"), the annualized monthly Variable Index Segment Account Charge rate ("C") and the current annualized monthly mortality and expense risk charge rate ("D"). The Growth Cap Rate must be greater than (A+B+C+D). This is to ensure that the highest possible rate of return that could be received in a Segment after these charges (B+C+D) have been considered exceeds the interest crediting rate currently being offered in the Unloaned GIO.

(4)It must not be necessary, as determined by us on that date, for us to make a distribution from the policy during the Segment Term in order for the policy to continue to qualify as life insurance under applicable tax law.

(5)The total amount allocated to your Segments under your policy on that date must be less than any limit we may have established.

If there is sufficient policy account value in the Unloaned GIO to cover the Charge Reserve Amount, then no transfers from other investment options to the Unloaned GIO will need to be made. If there is insufficient value in the Unloaned GIO to cover the Charge Reserve Amount and we do not receive instructions from you specifying the investment options from which we should transfer the account value to the Unloaned GIO to meet Charge Reserve Amount requirements at the Segment Start Date, or the transfer instructions are not possible due to insufficient funds, then the required amount will be transferred proportionately from your variable investment options including the MSO Holding Account.

If after any transfers there would be an insufficient amount in the Unloaned GIO to cover the Charge Reserve Amount or the Growth Cap Rate for the next available Segment does not qualify per your minimum Growth Cap Rate instructions and the conditions listed above, then your amount in the MSO Holding Account will remain there until we receive further instruction from you. We will mail you a notice informing you that your account value did or did not transfer from the MSO Holding Account into a Segment. These notices are mailed on or about the next business day after the applicable Segment Start Date.

SEGMENT MATURITY

Near the end of the Segment Term, we will notify you between 15 and 45 days before the Segment Maturity Date that a Segment is about to mature. At that time, you may choose to have all or a part of:

(a)the Segment Maturity Value rolled over into the MSO Holding Account

(b)the Segment Maturity Value transferred to the variable investment options available under your policy

(c)the Segment Maturity Value transferred to the Unloaned GIO subject to any Segment Maturity GIO Limitation that we may impose.

If we do not receive your transfer instructions before the Segment Maturity Date, your Segment Maturity Value will automatically be rolled over into the MSO Holding Account for investment in the next available Segment, subject to the conditions listed under "Segments" above.


However, if we are not offering the MSO at that time, we will transfer the Segment Maturity Value to the investment options available under your policy per your instructions or to the EQ/Money Market investment option if no instructions are received. If the Segment Maturity GIO Limitation is in effect, then you may only allocate up to a specified percentage of your Segment Maturity Value to the guaranteed interest option. That limitation will never be less than 5% of your Segment Maturity Value. Any portion of the Segment Maturity Value that is allocated to the guaranteed interest option in excess of the Segment Maturity GIO Limitation will be allocated to the EQ/Money Market variable investment option unless we receive your instructions prior to the Segment Maturity Date that the Segment Maturity Value should be allocated to any other available variable investment option. Please see "Right to Discontinue and Limit Amounts Allocated to the MSO" and "Segment Maturity GIO Limitation" for more information. Although under the policy we reserve the right to apply a transfer charge up to $25 for each transfer among your investment options, there will be no transfer charges for any of the transfers discussed in this section. Please see "Appendix III: Policy variations" later in this prospectus for more information.


GROWTH CAP RATE

By allocating your account value to the MSO, you can participate in the performance of the Index up to the applicable Growth Cap Rate that we declare on the Segment Start Date.

Please note that this means you will not know the Growth Cap Rate for a new Segment until after the account value has been transferred from the MSO Holding Account into the Segment and you are not allowed to transfer the account value out of a Segment before the Segment Maturity Date. Please see "Transfers" below.

Each Segment is likely to have a different Growth Cap Rate. However, the Growth Cap Rate will never be less than 6%.

                     ABOUT THE MARKET STABILIZER OPTION(R)
               (APPLICABLE ONLY IF ALLOCATING AMOUNTS TO THE MSO)

Your protection against negative performance for a Segment held until its Segment Maturity Date is currently -25% ("Downside Protection" also referred to in your policy as the "Segment Loss Absorption Threshold Rate"). We reserve the right, for new Segments, to increase your Downside Protection against negative performance. For example, if we were to adjust the Downside Protection for a Segment to -100%, the Index-Linked Rate of Return for that Segment would not go below 0%. Please note that any increase in the protection against negative performance would likely result in a lower Growth Cap Rate than would otherwise apply. We will provide notice between 15 and 45 days before any change in the Downside Protection is effective. Any change would only apply to new Segments started after the effective date of the change, which (coupled with the 15-45 day notice we will give) will afford you the opportunity to decline to participate in any Segment that reflects a change in the Downside Protection.

THE GROWTH CAP RATE AND DOWNSIDE PROTECTION ARE SET AT THE COMPANY'S SOLE DISCRETION. However, the Growth Cap Rate can never be less than 6% and we may only increase your Downside Protection from the current -25%.

As part of your initial instructions in selecting the MSO, you will specify what your minimum acceptable Growth Cap Rate is for a Segment. You may specify a minimum Growth Cap Rate from 6% to 10%. If the Growth Cap Rate we set, on the Segment Start Date, is below the minimum you specified then the account value will not be transferred from the MSO Holding Account into that Segment. If you do not specify a minimum Growth Cap Rate then your minimum Growth Cap Rate will be set at 6%. In addition, for account value to transfer into a Segment from the MSO Holding Account, the Growth Cap Rate must be greater than the sum of the annual interest rate we are currently crediting on the Unloaned GIO ("A"), the Variable Index Benefit Charge rate ("B"), the annualized monthly Variable Index Segment Account Charge rate ("C") and the current annualized monthly mortality and expense risk charge rate ("D"). The Growth Cap Rate must be greater than (A+B+C+D).

For example, assume that the annual interest rate we are currently crediting on the Unloaned GIO were 4%, the Variable Index Benefit Charge rate were 0.75%, the annualized monthly Variable Index Segment Account charge rate were 0.65% and the annualized monthly mortality and expense risk charge rate were 0.85%. Based on those assumptions (which we provide only for illustrative purposes and will not necessarily correspond to actual rates), because these numbers total 6.25%, no amounts would be transferred into any Segment unless we declare a Growth Cap Rate that is higher than 6.25%. Please see "Index-Linked Return" later in this section for more information.

As another example, you may specify a minimum Growth Cap Rate of 8%. If we set the Growth Cap Rate at 8% or higher for a Segment then a transfer from the MSO Holding Account will be made into that new Segment provided all other requirements and conditions discussed in this section are met. If we set the Growth Cap Rate below 8% then no transfer from the MSO Holding Account will be made into that Segment. No transfer will be made until a Segment Growth Cap Rate equal to or greater than 8% is set and all requirements are met or you transfer account value out of the MSO Holding Account.

GROWTH CAP RATE AVAILABLE DURING INITIAL POLICY YEAR

If you allocate policy account value to any Segment that commences during your first policy year, our current practice is to establish a Growth Cap Rate that is at least 15%.

We may terminate or change this 15% initial year minimum Growth Cap Rate at any time; but any such change or termination would apply to you only if your policy is issued, after such modification or termination.

After this initial year 15% minimum Growth Cap Rate, the minimum Growth Cap Rate will revert back to 6%.

INDEX-LINKED RETURN

We calculate the Index-Linked Return for a Segment by taking the Index-Linked Rate of Return and multiplying it by the Segment Account Value on the Segment Maturity Date. The Segment Account Value is net of the Variable Index Benefit Charge described below as well as any monthly deductions, policy loans and unpaid interest, distributions from the policy that we deem necessary to continue to qualify the policy as life insurance under applicable tax law and any corresponding Early Distribution Adjustments. The Segment Account Value does not include the Charge Reserve Amount described later in this section.

The following table demonstrates the Index-Linked Rate of Return and the Segment Maturity Value on the Segment Maturity Date based upon a hypothetical range of returns for the S&P 500 Price Return index. This example assumes a 15% Growth Cap Rate and a $1,000 investment in the MSO Segment.

---------------------------------------------------------
 INDEX PERFORMANCE
 RATE OF THE S&P 500   INDEX-LINKED RATE SEGMENT MATURITY
 PRICE RETURN INDEX        OF RETURN          VALUE
---------------------------------------------------------
       50%                   15%              $1,150
---------------------------------------------------------
       25%                   15%              $1,150
---------------------------------------------------------
       10%                   10%              $1,100
---------------------------------------------------------
       0%                     0%              $1,000
---------------------------------------------------------
      -25%                    0%              $1,000
---------------------------------------------------------
      -50%                   -25%              $750
---------------------------------------------------------
      -75%                   -50%              $500
---------------------------------------------------------
      -100%                  -75%              $250
---------------------------------------------------------

For instance, we may set the Growth Cap Rate at 15%. Therefore, if the Index has gone up 20% over your Segment Term, you will receive a 15% credit to your Segment Account Value on the Segment Maturity Date. If the Index had gone up by 13% from your Segment Start Date to your Segment Maturity Date then you would receive a credit of 13% to your Segment Account Value on the Segment Maturity Date.

If the Index had gone down 20% over the Segment Term then you would receive a return of 0% to your Segment Account Value on the Segment Maturity Date.

If the Index had gone down by 30% by your Segment Maturity Date then your Segment Account Value would be reduced by 5% on the Segment Maturity Date. The Downside Protection feature of the MSO will absorb the negative performance of the Index up to -25%.

The minimum Growth Cap Rate is 6%. However, account value will only transfer into a new Segment from the MSO Holding Account if the Growth Cap Rate is equal to or greater than your specified minimum Growth Cap Rate and meets the conditions discussed earlier in the "Growth Cap Rate" section.

In those instances where the account value in the MSO Holding Account does not transfer into a new Segment, the account value will

                     ABOUT THE MARKET STABILIZER OPTION(R)
               (APPLICABLE ONLY IF ALLOCATING AMOUNTS TO THE MSO) remain in the MSO Holding Account until the next available, qualifying Segment unless you transfer the account value into the Unloaned GIO and/or other investment option available under your policy subject to any conditions and restrictions.

For instance, if we declare the Growth Cap Rate to be 6% and your specified minimum Growth Cap Rate is 6% but we are currently crediting an annual interest rate on the Unloaned GIO that is greater than or equal to 6% minus the sum of the charges (B+C+D) discussed in the Growth Cap Rate section then your account value will remain in the MSO Holding Account on the date the new Segment would have started.

As indicated above, you must transfer account value out of the MSO Holding Account into the Unloaned GIO and/or other investment options available under your policy if you do not want to remain in the MSO Holding Account.

If we declare the Growth Cap Rate to be 6% and your specified minimum Growth Cap Rate is 6% and if the sum of the charges (B+C+D) discussed in the "Growth Cap Rate" section plus the annual interest rate on the Unloaned GIO are less than 6% and all requirements are met then the net amount of the account value in the MSO Holding Account will transfer into a new Segment.

If you specified a minimum Growth Cap Rate of 10% in the above examples then account value would not transfer into a new Segment from the MSO Holding Account because the Growth Cap Rate did not meet your specified minimum Growth Cap Rate.

The Index-Linked Return is only applied to amounts that remain in a Segment until the Segment Maturity Date. For example, a surrender of your policy before Segment maturity will eliminate any Index-Linked Return and be subject to a Early Distribution Adjustment.

CHANGE IN INDEX

If the Index is discontinued or if the calculation of the Index is substantially changed, we reserve the right to substitute an alternative index. We also reserve the right to choose an alternative index at our discretion.

If we were to substitute an alternative index at our discretion, we would provide notice 45 days before making that change. The new index would only apply to new Segments. Any outstanding Segments would mature on their original Segment Maturity Dates.

With an alternative index, the Downside Protection would remain the same or greater. However, an alternative index may reduce the Growth Cap Rates we can offer. We would attempt to choose a substitute index that has a similar investment objective and risk profile to the S&P 500 Price Return index.

If the S&P 500 Price Return index were to be discontinued or substantially changed, thereby affecting the Index-Linked Return of existing Segments, we will mature the Segments based on the most recently available closing value of the Index before it is discontinued or changed. Such maturity will be as of the date of such most recently available closing value of the Index and we will use that closing value to calculate the Index-linked Return through that date. We would apply the full Index performance to that date subject to the full Growth Cap Rate and Downside Protection. For example, if the Index was up 12% at the time we matured the Segment and the Growth Cap Rate was 8%, we would credit an 8% return to your Segment Account Value. If the Index was down 30% at the time we matured the Segment, we would credit a 5% negative return to your Segment Account Value. We would provide notice about maturing the Segment, as soon as practicable and ask for instructions on where to transfer your Segment Maturity Value.

If we are still offering Segments at that time, you can request that the Segment Maturity Value be invested in a new Segment, in which case we will hold the Segment Maturity Value in the MSO Holding Account for investment in the next available Segment subject to the same terms and conditions discussed above under MSO Holding Account and Segments.

In the case of any of the types of early maturities discussed above, there would be no transfer charges or EDA applied and you can allocate the Segment Maturity Value to the investment options available under your policy. Please see "Segment Maturity" earlier in this section for more information. If we continued offering new Segments, then such a change in the Index may cause lower Growth Cap Rates to be offered. However, we would still provide a minimum Growth Cap Rate of 6% and minimum Downside Protection of -25%. We also reserve the right to not offer new Segments. Please see "Right to Discontinue and Limit Amounts Allocated to the MSO" later in this section.

CHARGES

There is a current percentage charge of 1.40% of any policy account value allocated to each Segment. We reserve the right to increase or decrease the charge although it will never exceed 2.40%. Of this percentage charge, 0.75% will be deducted on the Segment Start Date from the amount being transferred from the MSO Holding Account into the Segment as an up-front charge ("Variable Index Benefit Charge"), with the remaining 0.65% annual charge (of the current Segment Account Value) being deducted from the policy account on a monthly basis during the Segment Term ("Variable Index Segment Account Charge").

--------------------------------------------------------------------------
                                                   CURRENT NON- GUARANTEED
                   MSO CHARGES                      GUARANTEED   MAXIMUM
--------------------------------------------------------------------------
Variable Index Benefit Charge                         0.75%       0.75%
--------------------------------------------------------------------------
Variable Index Segment Account Charge                 0.65%       1.65%
--------------------------------------------------------------------------
Total                                                 1.40%       2.40%
--------------------------------------------------------------------------

This fee table applies specifically to the MSO and should be read in conjunction with the "Tables of the policy charges" under "Risk/ benefit summary: charges and expenses you will pay" earlier in this prospectus and also see "Loans" later in this section for information regarding the "spread" you would pay on any policy loan.

The base policy's mortality and expense risk charge and current non-guaranteed Customer Loyalty Credit will also be applicable to a Segment Account Value or any amounts held in the MSO Holding Account. The mortality and expense risk charge is part of the policy monthly charges. Please see "How we deduct policy monthly charges during a Segment Term" for more information. The Customer Loyalty Credit offsets some of the monthly charges.


If a Segment is terminated prior to maturity by policy surrender, or reduced prior to maturity by monthly deductions (if other funds are insufficient) or by loans or a Guideline Premium Force-out as described below, we will refund a proportionate amount of the Variable Index Benefit Charge corresponding to the surrender or reduction and the time remaining until Segment Maturity. The refund will be administered as part of the Early Distribution Adjustment process as described above. This refund will increase your surrender value or remaining Segment Account Value, as appropriate. Please see Appendix I later in this prospectus for an example and further information.

                     ABOUT THE MARKET STABILIZER OPTION(R)
               (APPLICABLE ONLY IF ALLOCATING AMOUNTS TO THE MSO)

CHARGE RESERVE AMOUNT

If you elect the Market Stabilizer Option(R), you are required to maintain a minimum amount of policy account value in the Unloaned GIO to approximately cover the estimated monthly charges for the policy, (including, but not limited to, the MSO and any optional riders) for the Segment Term. This is the Charge Reserve Amount.

The Charge Reserve Amount will be determined on each Segment Start Date as an amount projected to be sufficient to cover all of the policy's monthly deductions during the Segment Term, assuming at the time such calculation is made that no interest or investment performance is credited to or charged against the policy account and that no policy changes or additional premium payments are made. The Charge Reserve Amount on other than a Segment Start Date (or the effective date of a requested face amount increase -- please see "Requested Face Amount Increases" below for more information) will be the Charge Reserve Amount determined as of the latest Segment Start Date (or effective date of a face amount increase) reduced by each subsequent monthly deduction during the longest remaining Segment Term, although it will never be less than zero. This means, for example, that if you are in a Segment (Segment
A) and then enter another Segment (Segment B) 6 months later, the Charge Reserve Amount would be recalculated on the start date of Segment B. The Charge Reserve Amount would be recalculated to cover all of the policy's monthly deductions during the Segment Terms for both Segments A and B.

When you select the MSO, as part of your initial instructions, you will be asked to specify the investment options from which we should transfer the account value to the Unloaned GIO to meet Charge Reserve Amount requirements, if necessary. No transfer restrictions apply to amounts that you wish to transfer into the Unloaned GIO to meet the Charge Reserve Amount requirement. If your values in the variable investment options including the MSO Holding Account and the unloaned portion of our GIO are insufficient to cover the Charge Reserve Amount, no new Segment will be established. Please see "Segments" above for more information regarding the Charge Reserve Amount and how amounts may be transferred to meet this requirement.

Please note that the Charge Reserve Amount may not be sufficient to cover actual monthly deductions during the Segment Term. Although the Charge Reserve Amount will be recalculated on each Segment Start Date, and the amount already present in the Unloaned GIO will be supplemented through transfers from your value in the variable investment options including the MSO Holding Account, if necessary to meet this requirement, actual monthly deductions could vary up or down during the Segment Term due to various factors including but not limited to requested policy changes, additional premium payments, investment performance, loans, policy partial withdrawals from other investment options besides the MSO, and any changes we might make to current policy charges.

HOW WE DEDUCT POLICY MONTHLY CHARGES DURING A SEGMENT TERM

Under your base variable life insurance policy, monthly deductions are allocated to the variable investment options and the Unloaned GIO according to deduction allocation percentages specified by you or based on a proportionate allocation should any of the individual investment option values be insufficient.

However, if the Market Stabilizer Option(R) is elected, on the Segment Start Date, deduction allocation percentages will be changed so that 100% of monthly deductions will be taken from the Charge Reserve Amount and then any remaining value in the Unloaned GIO, if the Charge Reserve Amount is depleted, during the Segment Term. In addition, if the value in the Unloaned GIO is ever insufficient to cover monthly deductions during the Segment Term, the base policy's proportionate allocation procedure will be modified as follows:

1. The first step will be to take the remaining portion of the deductions proportionately from the values in the variable investment options, including any value in the MSO Holding Account but excluding any Segment Account Values.

2. If the Unloaned GIO and variable investment options, including any value in the MSO Holding Account, are insufficient to cover deductions in their entirety, the remaining amount will be allocated to the individual Segments proportionately, based on the current Segment Distribution Values.

3. Any portion of a monthly deduction allocated to an individual Segment will generate a corresponding Early Distribution Adjustment of the Segment Account Value.

The effect of those procedures is that account value will be taken out of a Segment to pay a monthly deduction (and an EDA therefore applied) only if there is no remaining account value in any other investment options, as listed in 1. and 2. above.

In addition, your policy will lapse if your net policy account value is not enough to pay your policy's monthly charges when due (unless one of the available guarantees against termination is applicable). If you have amounts allocated to MSO Segments, the Segment Distribution Value will be used in place of the Segment Account Value in calculating the net policy account value.

These modifications will apply during any period in which a Segment exists and has not yet reached its Segment Maturity Date.

EARLY DISTRIBUTION ADJUSTMENT

OVERVIEW

Before a Segment matures, if you surrender your policy, take a loan from a Segment or if we should find it necessary to make deductions for monthly charges or other distributions from a Segment, we will apply an Early Distribution Adjustment.

The application of the EDA is based on your agreement (under the terms of the MSO) to be exposed to the risk that, at the Segment Maturity Date, the Index will have fallen by more than 25%. The EDA uses what we refer to as a Put Option Factor to estimate the market value, at the time of an early distribution, of the risk that you would suffer a loss if your Segment were continued (without taking the early distribution) until its Segment Maturity Date. By charging you with a deduction equal to that estimated value, the EDA provides a treatment for an early distribution that is designed to be consistent with how distributions at the end of a Segment are treated when the Index has declined over the course of that Segment.

In the event of an early distribution, even if the Index has experienced positive performance since the Segment Start Date, the EDA will cause you to lose principal through the application of the Put Option Factor and that loss may be substantial. That is because there is always some risk that the Index would have declined by the Segment Maturity Date such that you would suffer a loss if the Segment were

                     ABOUT THE MARKET STABILIZER OPTION(R)
               (APPLICABLE ONLY IF ALLOCATING AMOUNTS TO THE MSO) continued (without taking any early distribution) until that time. However, the other component of the EDA is the proportionate refund of the Variable Index Benefit Charge (discussed below under "Important Considerations") which is a positive adjustment to you. As a result, the overall impact of the EDA is to reduce your Segment Account Value and your other policy values except in the limited circumstances where the proportionate refund is greater than your loss from the Put Option Factor.

We determine the EDA and the Put Option Factor by formulas that are described below under "ADDITIONAL DETAIL ."

IMPORTANT CONSIDERATIONS

When any surrender, loan, charge deduction or other distribution is made from a Segment before its Segment Maturity Date:

1. YOU WILL FORFEIT ANY POSITIVE INDEX PERFORMANCE WITH RESPECT TO THESE AMOUNTS. INSTEAD, ANY OF THESE PRE-SEGMENT MATURITY DATE DISTRIBUTIONS WILL CAUSE AN EDA TO BE APPLIED THAT WILL USUALLY RESULT IN A REDUCTION IN YOUR VALUES. THEREFORE, YOU SHOULD GIVE CAREFUL CONSIDERATION BEFORE TAKING ANY SUCH EARLY LOAN OR SURRENDER, OR ALLOWING THE VALUE IN YOUR OTHER INVESTMENT OPTIONS TO FALL SO LOW THAT WE MUST MAKE ANY MONTHLY DEDUCTION FROM A SEGMENT; AND

2. The EDA will be applied, which means that:


   a. IF THE INDEX HAS FALLEN MORE THAN 25% SINCE THE SEGMENT START DATE, the EDA would generally have the effect of charging you for (i) the full amount of that loss below 25%, plus (ii) an additional amount for the risk that the Index might decline further by the Segment Maturity Date. (Please see example III in Appendix I for further information.)

   b. IF THE INDEX HAS FALLEN SINCE THE SEGMENT START DATE, BUT BY LESS THAN 25%, the EDA would charge you for the risk that, by the Segment Maturity Date, the index might have declined further to a point more than 25% below what it was at the Segment Start Date. (Please see example I in Appendix I for further information.) This charge would generally be less than the amount by which the Index had fallen from the Segment Start Date through the date we apply the EDA. It also would generally be less than it would be under the circumstances in 2a. above.

   c. IF THE INDEX HAS RISEN SINCE THE SEGMENT START DATE, the EDA would not credit you with any of such favorable investment performance. Instead, the EDA would charge you for the risk that, by the Segment Maturity Date, the index might have declined to a point more than 25% below what it was at the Segment Start Date. (Please see examples II and IV in Appendix I for further information.) This charge would generally be less than it would be under the circumstances in 2a. and 2b. above.


In addition to the consequences discussed in 2. above, the EDA also has the effect of pro rating the Variable Index Benefit Charge. As discussed further below, this means that you in effect would receive a proportionate refund of this charge for the portion of the Segment Term that follows the early surrender, loan, policy distribution, or charge deduction that caused us to apply the EDA. In limited circumstances, this refund may cause the total EDA to be positive.

For the reasons discussed above, the Early Distribution Adjustment to the Segment Account Value will usually reduce the amount you would receive when you surrender your policy prior to a Segment Maturity Date. For loans and charge deductions, the Early Distribution Adjustment would usually further reduce the account value remaining in the Segment Account Value and therefore decrease the Segment Maturity Value.

ADDITIONAL DETAIL

For purposes of determining the Segment Distribution Value prior to a Segment Maturity Date, the EDA is:

(a)the Put Option Factor multiplied by the Segment Account Value

                                    -minus-

(b)a pro rata portion of the 0.75% Variable Index Benefit Charge attributable to the Segment Account Value. (Please see "Charges" earlier in this section for an explanation of this charge.)

The Put Option Factor multiplied by the Segment Account Value represents, at any time during the Segment Term, the estimated market value of your potential exposure to negative S&P 500 Price Return index performance that is worse than -25%. The Put Option Factor, on any date, represents the estimated value on that date of a hypothetical "put option" (as described below) on the Index having a notional value equal to $1 and strike price at Segment Maturity equal to $0.75 ($1 plus the Downside Protection which is currently -25%). The strike price of the option ($0.75) is the difference between a 100% loss in the S&P 500 Price Return index at Segment Maturity and the 25% loss at Segment Maturity that would be absorbed by the Downside Protection feature of the MSO (please see "Growth Cap Rate" earlier in this section for an explanation of the Downside Protection.) In a put option on an index, the seller will pay the buyer, at the maturity of the option, the difference between the strike price -- which was set at issue -- and the underlying index closing price, in the event that the closing price is below the strike price. Prior to the maturity of the put option, its value generally will have an inverse relationship with the index. The notional value can be described as the price of the underlying index at inception of the contract. Using a notional value of $1 facilitates computation of the percentage change in the Index and the put option factor.

AXA Equitable will utilize a fair market value methodology to determine the Put Option Factor.

For this purpose, we use the Black Scholes formula for valuing a European put option on the S&P 500 Price Return index, assuming a continuous dividend yield, with inputs that are consistent with current market prices.

The inputs to the Black Scholes Model include:

(1)Implied Volatility of the Index -- This input varies with (i) how much time remains until the Maturity Date of the Segment from which an early distribution is being made, which is determined by using an expiration date for the hypothetical put option that corresponds to that time remaining and
   (ii) the relationship between the strike price of the hypothetical put option and the level of the S&P 500 Price Return index at the time of the early distribution. This relationship is referred to as the "moneyness" of the hypothetical put option described above, and is calculated as the ratio of the $0.75 strike price of that hypothetical put option to what the level

                     ABOUT THE MARKET STABILIZER OPTION(R)
               (APPLICABLE ONLY IF ALLOCATING AMOUNTS TO THE MSO) of the S&P 500 Price Return index would be at the time of the early distribution if the Index had been $1 at the beginning of the Segment. Direct market data for these inputs for any given early distribution are generally not available, because put options on the Index that actually trade in the market have specific maturity dates and moneyness values that are unlikely to correspond precisely to the Maturity Date and moneyness of the hypothetical put option that we use for purposes of calculating the EDA.

   Accordingly, we use the following method to estimate the implied volatility of the index. We receive daily quotes of implied volatility from banks using the same Black Scholes model described above and based on the market prices for certain S&P 500 Price Return put options. Specifically, implied volatility quotes are obtained for put options with the closest maturities above and below the actual time remaining in the Segment at the time of the early distribution and, for each maturity, for those put options having the closest moneyness value above and below the actual moneyness of the hypothetical put option described above, given the level of the S&P 500 Price Return index at the time of the early distribution. In calculating the Put Option Factor, we will derive a volatility input for your Segment's time to maturity and strike price by linearly interpolating between the implied volatility quotes that are based on the actual adjacent maturities and moneyness values described above, as follows:

   (a)We first determine the implied volatility of a put option that has the same moneyness as the hypothetical put option but with the closest available time to maturity shorter than your Segment's remaining time to maturity. This volatility is derived by linearly interpolating between the implied volatilities of put options having the moneyness values that are above and below the moneyness value of the hypothetical put option.

   (b)We then determine the implied volatility of a put option that has the same moneyness as the hypothetical put option but with the closest available time to maturity longer than your Segment's remaining time to maturity. This volatility is derived by linearly interpolating between the implied volatilities of put options having the moneyness values that are above and below the moneyness value of the hypothetical put option.

   (c)The volatility input for your Segment's time to maturity will then be determined by linearly interpolating between the volatilities derived in steps (a) and (b).

(2)LIBOR Rate -- Key duration LIBOR rates will be retrieved from a recognized financial reporting vendor. LIBOR rates will be retrieved for maturities adjacent to the actual time remaining in the Segment at the time of the early distribution. We will use linear interpolation to derive the exact remaining duration rate needed as the input.

(3)Index Dividend Yield -- On a daily basis we will get the projected annual dividend yield across the entire Index. This value is a widely used assumption and is readily available from recognized financial reporting vendors.

In general, the Put Option Factor has an inverse relationship with the S&P 500 Price Return index. In addition to the factors discussed above, the Put Option Factor is also influenced by time to Segment Maturity. We determine Put Option Factors at the end of each business day. Generally, a business day is any day the New York Stock Exchange is open for trading. If any inputs to the Black Scholes formula are unavailable on a business day, we would use the value of the input from the most recent preceding business day. The Put Option Factor that applies to a transaction or valuation made on a business day will be the Factor for that day. The Put Option Factor that applies to a transaction or valuation made on a non-business day will be the Factor for the next business day.


Appendix I at the end of this prospectus provides examples of how the Early Distribution Adjustment is calculated.


TRANSFERS

There is no charge to transfer into and out of the MSO Holding Account and you can make a transfer at any time to or from the investment options available under your policy subject to any transfer restrictions within your policy. Any restrictions applicable to transfers between the MSO Holding Account and such investment options would be the same transfer restrictions applicable to transfers between the investment options available under your policy. However, once policy account value has been swept from the MSO Holding Account into a Segment, transfers into or out of that Segment before its Segment Maturity Date will not be permitted. Please note that while a Segment is in effect, before the Segment Maturity Date, the amount available for transfers from the Unloaned GIO will be limited to avoid reducing the Unloaned GIO below the remaining Charge Reserve Amount.

Thus the amount available for transfers from the Unloaned GIO will not be greater than any excess of the Unloaned GIO over the remaining Charge Reserve Amount.

WITHDRAWALS

Once policy account value has been swept from the MSO Holding Account into a Segment, you will not be allowed to withdraw the account value out of a Segment before the Segment Maturity Date unless you surrender your policy. You may also take a loan; please see "Loans" later in this section for more information. Any account value taken out of a Segment before the Segment Maturity Date will generate an Early Distribution Adjustment. Please note that while a Segment is in effect, before the Segment Maturity Date, the amount available for withdrawals from the Unloaned GIO will be limited to avoid reducing the Unloaned GIO below the Charge Reserve Amount. Thus, if there is any policy account value in a Segment, the amount which would otherwise be available to you for a partial withdrawal of net cash surrender value will be reduced, by the amount (if any) by which the sum of your Segment Distribution Values and the Charge Reserve Amount exceeds the policy surrender charge.

If the policy owner does not indicate or if we cannot allocate the withdrawal as requested due to insufficient funds, we will allocate the withdrawal proportionately from your values in the Unloaned GIO (excluding the Charge Reserve Amount) and your values in the variable investment options including the MSO Holding Account.

CASH SURRENDER VALUE, NET CASH SURRENDER VALUE AND LOAN VALUE


If you have amounts allocated to MSO Segments, the Segment Distribution Values will be used in place of the Segment Account Values in calculating the amount of any cash surrender value, net cash surrender value and maximum amount available for loans. This means an EDA would apply to those amounts. Please see Appendix I for more information.

                     ABOUT THE MARKET STABILIZER OPTION(R)
               (APPLICABLE ONLY IF ALLOCATING AMOUNTS TO THE MSO)

GUIDELINE PREMIUM FORCE-OUTS

For policies that use the Guideline Premium Test, a new Segment will not be established or created if we determine, when we process your election, that a distribution from the policy will be required to maintain its qualification as life insurance under federal tax law at any time during the Segment Term.

However, during a Segment Term if a distribution becomes necessary under the force-out rules of Section 7702 of the Internal Revenue Code, it will be deducted proportionately from the values in the Unloaned GIO (excluding the Charge Reserve Amount) and in any variable investment option, including any value in the MSO Holding Account but excluding any Segment Account Values.

If the Unloaned GIO (excluding the Charge Reserve Amount) and variable investment options, including any value in the MSO Holding Account, are insufficient to cover the force-out in its entirety, any remaining amount required to be forced out will be taken from the individual Segments proportionately, based on the current Segment Distribution Values.

ANY PORTION OF A FORCE-OUT DISTRIBUTION TAKEN FROM AN INDIVIDUAL SEGMENT WILL GENERATE A CORRESPONDING EARLY DISTRIBUTION ADJUSTMENT OF THE SEGMENT ACCOUNT VALUE.

If the Unloaned GIO (excluding the remaining Charge Reserve Amount), together with the variable investment options including any value in the MSO Holding Account, and the Segment Distribution Values, is still insufficient to cover the force-out in its entirety, the remaining amount of the force-out will be allocated to the Unloaned GIO and reduce or eliminate any remaining Charge Reserve Amount under the Unloaned GIO.

LOANS

You may specify how your loan is to be allocated among the MSO, the variable investment options and the Unloaned GIO. Any portion of a requested loan allocated to the MSO will be redeemed from the individual Segments and the MSO Holding Account proportionately, based on the value of the MSO Holding Account and the current Segment Distribution Values of each Segment. Any portion allocated to an individual Segment will generate a corresponding Early Distribution Adjustment of the Segment Account Value and be subject to a higher guaranteed maximum loan spread (2% for policies with a contract state of New York and Oregon and 5% for other policies).

If you do not specify or if we cannot allocate the loan according to your specifications, we will allocate the loan proportionately from your values in the Unloaned GIO (excluding the Charge Reserve Amount) and your values in the variable investment options including the MSO Holding Account.

If the Unloaned GIO (excluding the remaining amount of the Charge Reserve Amount), together with the variable investment options including any value in the MSO Holding Account, are insufficient to cover the loan in its entirety, the remaining amount of the loan will be allocated to the individual Segments proportionately, based on current Segment Distribution Values.

ANY PORTION OF A LOAN ALLOCATED TO AN INDIVIDUAL SEGMENT WILL GENERATE A CORRESPONDING EARLY DISTRIBUTION ADJUSTMENT OF THE SEGMENT ACCOUNT VALUE AND BE SUBJECT TO A HIGHER GUARANTEED MAXIMUM LOAN SPREAD.

If the Unloaned GIO (excluding the remaining amount of the Charge Reserve Amount), together with the variable investment options including any value in the MSO Holding Account and the Segment Distribution Values, are still insufficient to cover the loan in its entirety, the remaining amount of the loan will be allocated to the Unloaned GIO and will reduce or eliminate the remaining Charge Reserve Amount.

Loan interest is due on each policy anniversary. If the interest is not paid when due, it will be added to your outstanding loan and allocated on the same basis as monthly deductions. See "How we deduct policy monthly charges during a Segment Term."

Whether or not any Segment is in effect and has not yet reached its Segment Maturity Date, loan repayments will first reduce any loaned amounts that are subject to the higher maximum loan interest spread. Loan repayments will first be used to restore any amounts that, before being designated as loan collateral, had been in the Unloaned GIO. Any portion of an additional loan repayment allocated to the MSO at the policy owner's direction (or according to premium allocation percentages) will be transferred to the MSO Holding Account to await the next available Segment Start Date and will be subject to the same conditions described earlier in this section.

Please see "Borrowing from your policy" under "Accessing your money" later in this prospectus for information regarding additional policy loan provisions.

PAID UP DEATH BENEFIT GUARANTEE AND THE NO LAPSE GUARANTEES

Please note that the MSO is not available while the paid up death benefit guarantee is in effect. The MSO is also not available if you elect the Enhanced No Lapse Guarantee Rider.

REQUESTED FACE AMOUNT INCREASES

Please also see "You can increase or decrease your insurance coverage" under Risks/benefits summary: Policy features, benefits and risks earlier in this prospectus for conditions that will also apply for a requested face amount increase.

If you wish to make a face amount increase during a Segment Term, the MSO requires that a minimum amount of policy account value be available to be transferred into the Unloaned GIO (if not already present in the Unloaned GIO), and that the balance after deduction of monthly charges remain there during the longest remaining Segment Term subject to any loans as described above. This minimum amount will be any amount necessary to supplement the existing Charge Reserve Amount so as to be projected to be sufficient to cover all monthly deductions during the longest remaining Segment Term. Such amount will be determined assuming at the time such calculation is made that no interest or investment performance is credited to or charged against the policy account value, and that no further policy changes or additional premium payments are made.

Any necessary transfers to supplement the amount already present in the Unloaned GIO in order to meet this minimum requirement will take effect on the effective date of the face amount increase. There will be no charge for this transfer. Any transfer from the variable investment options including the MSO Holding Account will be made in accordance with your directions. Your transfer instructions will be requested as part of the process for requesting the face amount increase. If the requested allocation is not possible due to insufficient

                     ABOUT THE MARKET STABILIZER OPTION(R)
               (APPLICABLE ONLY IF ALLOCATING AMOUNTS TO THE MSO) funds, the required amount will be transferred proportionately from the variable investment options, as well as the MSO Holding Account. If such transfers are not possible due to insufficient funds, your requested face amount increase will be declined.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

Please also see "Your right to cancel within a certain number of days" under "More information about policy features and benefits" later in this prospectus for more information regarding your right to cancel your policy within a certain number of days. However, the provisions in that section that address when amounts will be allocated to the investment options do not apply to amounts allocated to the MSO.

In those states that require us to return your premium without adjustment for investment performance within a certain number of days, we will initially put all amounts which you have allocated to the MSO into our EQ/Money Market investment option. In this case, on the first business day following the later of the twentieth day after your policy is issued or the Investment Start Date (30th day in most states if your policy is issued as the result of a replacement, 60th day in NY), we will reallocate those amounts to the MSO Holding Account where they will remain until the next available Segment Start Date, at which time such amounts will be transferred to a new Segment of the MSO subject to meeting the conditions described in this section. However, if we have not received all necessary requirements for your policy as of the day your policy is issued, we will reallocate those amounts to the MSO Holding Account on the 20th day (longer if your policy is issued as the result of a replacement) following the date we receive all necessary requirements to put your policy in force at our Administrative Office. Your financial professional can provide further information on what requirements may apply to your policy.

In all other states, any amounts allocated to the MSO will first be allocated to the MSO Holding Account where they will remain for 20 days (unless the policy is issued as the result of a replacement, in which case amounts in the MSO Holding Account will remain there for 30 days (45 days in PA)). Thereafter, such amounts will be transferred to a new Segment of the MSO on the next available Segment Start Date, subject to meeting the conditions described in this prospectus.

SEGMENT MATURITY GIO LIMITATION


Upon advance notification, we reserve the right to limit the amount of your Segment Maturity Value that may be allocated to the guaranteed interest option. However, that limitation will never be less than 5% of your Segment Maturity Value. We will transfer any portion of your Segment Maturity Value that is allocated to the guaranteed interest option in excess of the Segment Maturity GIO Limitation to the EQ/Money Market variable investment option unless we receive your instructions prior to the Segment Maturity Date that the Segment Maturity Value should be allocated to the MSO Holding Account or to any other available variable investment option. Please see "Appendix III: Policy variations" later in this prospectus for more information.


RIGHT TO DISCONTINUE AND LIMIT AMOUNTS ALLOCATED TO THE MSO

We reserve the right to restrict or terminate future allocations to the MSO at any time. If this right were ever to be exercised by us, all Segments outstanding as of the effective date of the restriction would be guaranteed to continue uninterrupted until the Segment Maturity Date. As each such Segment matured, the balance would be reallocated to the Unloaned GIO and/or variable investment options per your instructions, or to the EQ/Money Market investment option if no instructions are received. We may also temporarily suspend offering Segments at any time and for any reason including emergency conditions as determined by the Securities and Exchange Commission. We also reserve the right to establish a maximum amount for any single policy that can be allocated to the MSO.

                    ABOUT THE MARKET STABILIZER OPTION(R)
              (APPLICABLE ONLY IF ALLOCATING AMOUNTS TO THE MSO)

6. Determining your policy's value

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YOUR POLICY ACCOUNT VALUE

As set forth earlier in this prospectus, we deduct certain charges from each premium payment you make. We credit the rest of each premium payment to your "policy account value." You instruct us to allocate your policy account value to one or more of the policy's investment options indicated on the front cover of this prospectus.

Your policy account value is the total of (i) your amounts in our variable investment options, (ii) your Segment Account Value(s) as described in "About the Market Stabilizer Option(R)" earlier in this prospectus, (iii) your amounts in our guaranteed interest option (other than in (iv)), and (iv) any amounts that we are holding to secure policy loans that you have taken (including any interest on those amounts which has not yet been allocated to the investment options). See "Borrowing from your policy" later in this prospectus. Your "net policy account value" is the total of (i), (ii) and (iii) above, plus any interest credited on loaned amounts, minus any interest accrued on outstanding loans and minus any "restricted" amounts that we hold in the guaranteed interest option as a result of any payment received under a Living Benefits Rider. (Your policy and other supplemental material may refer to the account that holds the amounts in (iii) and (iv) above as our "Guaranteed Interest Account.") Your policy account value is subject to certain charges discussed in "Risk/benefit summary: Charges and expenses you will pay" earlier in this prospectus.

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YOUR POLICY ACCOUNT VALUE WILL BE CREDITED WITH THE SAME RETURNS AS ARE
ACHIEVED BY THE PORTFOLIOS THAT YOU SELECT AND INTEREST CREDITED ON AMOUNTS IN THE GUARANTEED INTEREST OPTION, AND IS REDUCED BY THE AMOUNT OF CHARGES WE DEDUCT UNDER THE POLICY.
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YOUR POLICY'S VALUE IN OUR VARIABLE INVESTMENT OPTIONS. We invest the policy account value that you have allocated to any variable investment option in shares of the corresponding Portfolio. Your value in each variable investment option is measured by "units."

The number of your units in any variable investment option does not change, absent an event or transaction under your policy that involves moving assets into or out of that option. Whenever any amount is withdrawn or otherwise deducted from one of your policy's variable investment options, we "redeem" (cancel) the number of units that has a value equal to that amount. This can happen, for example, when all or a portion of monthly deductions and transaction-based charges are allocated to that option, or when loans, transfers, withdrawals and surrenders are made from that option. Similarly, you "purchase" additional units having the same value as the amount of any premium (after deduction of any premium charge), loan repayment, or transfer that you allocate to that option.

The value of each unit will increase or decrease each business day, as though you had invested in the corresponding Portfolio's shares directly (and reinvested all dividends and distributions from the Portfolio in additional Portfolio shares). On any day, your value in any variable investment option equals the number of units credited to your policy under that option, multiplied by that day's value for one such unit. The mortality and expense risk charge mentioned earlier in this prospectus is calculated as a percentage of the value you have in the variable investment options and the Segment Account Values of the MSO, and deducted monthly from your policy account based on your deduction allocations unless the Enhanced No Lapse Guarantee Rider or the paid up death benefit guarantee is in effect. For more information on how we allocate charges, see "How we allocate charges among your investment options" earlier in this prospectus.


YOUR POLICY'S VALUE IN OUR GUARANTEED INTEREST OPTION. Your policy's value in our guaranteed interest option includes: (i) any amounts that have been allocated to that option, based on your request, and (ii) any "restricted" amounts that we hold in that option as a result of your election to receive a living benefit. See "Your option to receive a terminal illness living benefit under the Living Benefits Rider," later in this prospectus. We credit all of such amounts with interest at rates we declare from time to time. We guarantee that these rates will not be less than a 2% effective annual rate. However, we reserve the right to limit the percentage of your premium that may be allocated to the guaranteed interest option, or to reject certain requests to transfer amounts to the unloaned portion of your guaranteed interest option as described in greater detail throughout this prospectus. We may also limit the percentage of any additional loan repayments that may be allocated to the guaranteed interest option after you have repaid any loaned amounts that were taken from the guaranteed interest option. See "Guaranteed interest option" under "Investment options within your policy" in "Risk/benefit summary: Policy features, benefits and risks" earlier in this prospectus and "Appendix III:
Policy variations" later in this prospectus for more information on such limitation amounts.


Amounts may be allocated to or removed from your policy's value in our guaranteed interest option for the same purposes as described earlier in this prospectus for the variable investment options. We credit your policy with a number of dollars in that option that equals any amount that is being allocated to it. Similarly, if amounts are being removed from your guaranteed interest option for any reason, we reduce the amount you have credited to that option on a dollar-for-dollar basis.

If the Enhanced No Lapse Guarantee Rider was elected at issue and is in effect, we will not allow any amount of the policy account value to be transferred or allocated to the guaranteed interest option. In addition, if you elect the paid up death benefit guarantee, we will restrict the amount of the policy account value that can be transferred or allocated to the guaranteed interest option.

YOUR POLICY'S VALUE IN THE MARKET STABILIZER OPTION(R). Your policy account value that has been allocated to any Segment of the MSO will not fluctuate daily with investment performance. Each Segment has a Segment Account that is used in the calculation of your policy account values and represents the amount to which the Index-Linked Rate of Return will be applied to on a Segment Maturity Date to determine the Index Linked-Return. The Index-Linked Rate of Return, not to exceed the applicable Growth Cap Rate, is not applied to any Segment Account prior to its Segment Maturity Date. Only the amount in a Segment Account is subject to the "downside protection" on the Segment Maturity Date. Please see "About the Market Stabilizer Option(R)" earlier in this prospectus for more detailed information.

                        DETERMINING YOUR POLICY'S VALUE

7. Transferring your money among our investment options

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TRANSFERS YOU CAN MAKE

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YOU CAN TRANSFER AMONG OUR VARIABLE INVESTMENT OPTIONS AND INTO OUR GUARANTEED INTEREST OPTION. HOWEVER, CERTAIN RESTRICTIONS MAY APPLY.
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After your policy's Allocation Date, you can transfer amounts from one investment option to another subject to certain restrictions discussed below. Currently, the total of all transfers you make on the same day must be at least $500; except that you may transfer your entire balance in an investment option, even if it is less than $500. We reserve the right to lower this $500 limit upon written notice to you. We also reserve the right to restrict transfers among variable investment options and transfers out of the guaranteed interest option as described in your policy, including limitations on the number, frequency, or dollar amount of transfers.

Certain transfer restrictions apply if the Enhanced No Lapse Guarantee Rider or the paid up death benefit guarantee is in effect. For more information, see "Paid up death benefit guarantee" and the "Enhanced No Lapse Guarantee Rider" in "More information about policy features and benefits." If your policy is placed on loan extension, we will transfer any remaining policy account value in the variable investment options and the Segments in the MSO to the guaranteed interest option. No transfers from the guaranteed interest option are permitted thereafter.

Please see "Investment options within your policy" in "Risk/benefit summary:
Policy features, benefits and risks" for more information about your role in managing your allocations.


RESTRICTIONS ON TRANSFERS INTO THE GUARANTEED INTEREST OPTION. Notwithstanding the above, upon advance notification, AXA Equitable has the right to reject any transfer you request from the variable investment options to the unloaned portion of the guaranteed interest option if the transfer would result in the unloaned portion of the guaranteed interest option exceeding a specified percentage of the total unloaned policy account value. The specified percentage limitation on requested transfers to the guaranteed interest option can be changed at any time, but it will never be less than 5%. Please see "Appendix
III: Policy variations" later in this prospectus for more information.


After the first two policy years and if the attained age of the insured is less than 65, we may limit transfers you can make into the unloaned GIO if the current (non-guaranteed) interest crediting rate on the unloaned GIO is equal to the guaranteed minimum interest crediting rate of 2% (annual rate). In this instance, the maximum amount that may be transferred from the variable investment options to the unloaned GIO in a policy year is the greater of:
(a) $500 and (b) 25% of the total amount in the variable investment options at the beginning of the policy year. If this amount is exceeded in any policy year during which the transfer limit becomes effective, additional transfers into the unloaned GIO will not be permitted during that policy year while the limit remains in effect.

Additionally, when the paid up death benefit guarantee is exercised, if the Enhanced No-Lapse Rider is in effect or if there are any Segments of the MSO in effect, restrictions and/or limitations may apply on transfers into the guaranteed interest option. For more information, please see "About the Market Stabilizer Option(R)" earlier in this prospectus and "More information about policy features and benefits" later in this prospectus.

CURRENT UNRESTRICTED TRANSFERS OUT OF THE GUARANTEED INTEREST OPTION. We are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter, you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option until further notice. If we decide to change our limitations on transfers out of the guaranteed interest option, we will provide you with notice of at least 30 days.

See the "How to make transfers" section below on how you can request a transfer. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern Time) take effect the next business day.

Please note that the ability to make unresticted transfers from the guaranteed interest option does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit, if available under your policy. In addition, if you elect to transfer account value to the Market Stabilizer Option(R) ("MSO"), if available under your policy, there must be sufficient funds remaining in the guaranteed interest option to cover the Charge Reserve Amount. Finally, there may be a charge for making this transfer. Please see "Risk/benefit summary:
Charges and expenses you will pay" earlier in this prospectus for more information about charges for this transfer.

If the policy is on loan extension, transfers out of the guaranteed interest option are not permitted.

TRANSFERS UNDER THE MARKET STABILIZER OPTION(R) ("MSO"). Although, under the policy, we reserve the right to apply a transfer charge up to $25 for each transfer among your investment options, there is no charge to transfer into and out of the MSO Holding Account and you can make a transfer at any time to or from the investment options available under your policy subject to any transfer restrictions within your policy. Any restrictions applicable to transfers between the MSO Holding Account and such investment options would be the same transfer restrictions applicable to transfers between the investment options available under your policy. However, once policy account value has been swept from the MSO Holding Account into a Segment, transfers into or out of that Segment before its Segment Maturity Date will not be permitted. Please note that while a Segment is in effect, before the Segment Maturity Date, the amount available for transfers from the Unloaned GIO will be limited to avoid reducing the Unloaned GIO below the remaining Charge Reserve Amount.

Thus the amount available for transfers from the Unloaned GIO will not be greater than any excess of the Unloaned GIO over the remaining Charge Reserve Amount.

DISRUPTIVE TRANSFER ACTIVITY. We reserve the right to limit access to the services described below if we determine that you are engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "More information about other matters").

             TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS

HOW TO MAKE TRANSFERS

INTERNET TRANSFERS. Generally, you can make transfers over the Internet if you are the owner of the policy. You may do this by visiting our axa.com or us.axa.com (for those outside the U.S.) websites and registering for online account access. This service may not always be available. The restrictions relating to transfers are described below.

ONLINE TRANSFERS. You can make online transfers by following one of two procedures:

..   For individually owned policies for which you are the owner, by logging onto our website, described under "By Internet" in "How to reach us" earlier in this prospectus; or

..   For corporation and trust owned policies, we require a special authorization form to obtain access. The form is available on our website www.axa.us.com or us.axa.com for those outside the U.S., or by contacting our Administrative Office.

For more information, see "Telephone and Internet requests" later in this prospectus. We allow only one request for transfers each day (although that request can cover multiple transfers). If you are unable to reach us via our website, you should send a written transfer request to our Administrative Office.

TRANSFERS THROUGH OUR ADMINISTRATIVE OFFICE. You may submit a written request for a transfer to our Administrative Office. We require a written request for jointly owned policies.

OUR AUTOMATIC TRANSFER SERVICE

We offer an automatic transfer service. This service allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low, and fewer units if the unit's value is high. Therefore, you may achieve a lower average cost per unit over the long-term.

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USING THE AUTOMATIC TRANSFER SERVICE DOES NOT GUARANTEE THAT YOU WILL EARN A PROFIT OR BE PROTECTED AGAINST LOSSES.
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Our automatic transfer service (also referred to as our "dollar cost averaging service") enables you to make automatic monthly transfers from the EQ/Money Market option to our other variable investment options and the MSO. You may elect the automatic transfer service with your policy application or at any later time (provided you are not using the asset rebalancing service described below). At least $5,000 must be allocated to the EQ/Money Market option to begin using the automatic transfer service. You can choose up to eight other variable investment options to receive the automatic transfers, but each transfer to each option must be at least $50.

This service terminates when the EQ/Money Market option is depleted. Also, this service will automatically terminate if you elect the paid up death benefit guarantee or your policy is placed on loan extension. You can also cancel the automatic transfer service at any time by sending a written request to our Administrative Office. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service.

We will not deduct a transfer charge for any transfer made in connection with our automatic transfer service. This service is not available while the Enhanced No Lapse Guarantee Rider is in effect.

OUR ASSET REBALANCING SERVICE

You may wish us to periodically redistribute the amounts you have in our variable investment options so that the relative amount of your policy account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for all available variable investment options (excluding the MSO Holding Account) up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service (discussed above).

You may request the asset rebalancing service in your policy application or at any later time by completing our enrollment form. At any time, you may also terminate the rebalancing program or make changes to your allocations under the program. Once enrolled in the rebalancing service, it will remain in effect until you instruct us in writing to terminate the service. Requesting an investment option transfer while enrolled in our asset rebalancing service will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your rebalancing service. Changes to your allocation instructions for the rebalancing service (or termination of your enrollment in the service) must be in writing and sent to our Administrative Office.

We will not deduct a transfer charge for any transfer made in connection with our asset rebalancing service. Also, this service will automatically terminate if you elect the paid up death benefit guarantee or your policy is placed on loan extension. Certain investment options, such as the guaranteed interest option, are not available investment options with the asset rebalancing service. This service is not available while the Enhanced No Lapse Guarantee Rider is in effect.

             TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS

8. Accessing your money

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BORROWING FROM YOUR POLICY

You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). In your policy, the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy. However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a terminal illness living benefits payment, as well as by any other loans (and accrued loan interest) you have outstanding and reduced for any monthly payments under the Long-Term Care Services/SM/ Rider. See "More information about policy features and benefits: Other benefits you can add by rider: Long-Term Care Services/SM /Rider" later in this prospectus. See "Your option to receive a terminal illness living benefit under the Living Benefits Rider" below. The minimum loan amount generally is $500. Please also see "Loans" under "About the Market Stabilizer Option(R)" earlier in this prospectus should you borrow from values allocated to the MSO.

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YOU CAN USE POLICY LOANS TO OBTAIN FUNDS FROM YOUR POLICY WITHOUT SURRENDER CHARGES OR, IN MOST CASES, PAYING CURRENT INCOME TAXES. HOWEVER, THE BORROWED AMOUNT IS NO LONGER CREDITED WITH THE INVESTMENT RESULTS OF ANY OF OUR INVESTMENT OPTIONS UNDER THE POLICY.
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When you take a policy loan, we remove an amount equal to the loan from one or more of your investment options and hold it as collateral for the loan's repayment. We hold this loan collateral under the same terms and conditions as apply to amounts supporting our guaranteed interest option, with several exceptions:

..   you cannot make transfers or withdrawals of the collateral;

..   we expect to credit different rates of interest to loan collateral than we credit under our guaranteed interest option;

..   we do not count the collateral when we compute our customer loyalty credit;
    and

..   the collateral is not available to pay policy charges.

When you request a loan, you should tell us how much of the loan collateral you wish to have taken from any amounts you have in each of our investment options. Please also see "Loans" under "About the Market Stabilizer Option(R)" earlier in this prospectus should you borrow from values allocated to the MSO. Please note that any portion of a loan allocated to an individual Segment will generate a corresponding Early Distribution Adjustment of the Segment Account Value and be subject to a higher guaranteed maximum loan spread.If you do not give us directions (or if we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in the same proportion as we are taking monthly deductions for charges. If that is not possible, we will take the loan from your investment options in proportion to your value in each. If the Enhanced No Lapse Guarantee Rider or the paid up death benefit guarantee is in effect and you do not give us directions or the directions cannot be followed due to insufficient funds (or we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in proportion to your value in each.

LOAN INTEREST WE CHARGE. The interest we charge on a policy loan accrues daily at an adjustable interest rate. We determine the rate at the beginning of each year of your policy and that rate applies to all policy loans that are outstanding at any time during the year. The maximum rate is the greater of
(a) 3% or (b) the "Monthly Average Corporate" yield published in Moody's Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. (If that average is no longer published, we will use another average, as the policy provides.) Currently, the loan interest rate is 3% for the first ten policy years and 2% thereafter. We will notify you of the current loan interest rate when you apply for a loan and annually on the annual report, and will notify you in advance of any rate increase.

Loan interest payments are due on each policy anniversary. If not paid when due, we automatically add the interest as a new policy loan.

INTEREST THAT WE CREDIT ON LOAN COLLATERAL. Under our current rules, the annual interest rate we credit on your loan collateral during any of your policy's first ten years will be 1% less than the rate we are then charging you for policy loan interest, and, beginning in the policy's 11th year, equal to the loan interest rate. The elimination of the rate differential is not guaranteed, however. Accordingly, we have discretion to increase the rate differential for any period, including under policies that are already in force (and may have an outstanding loan). We do guarantee that the annual rate of interest credited on your loan collateral will never be less than 2% and that the differential will not exceed 1%. Please also see "Loans" under "About the Market Stabilizer Option(R)" earlier in this prospectus should you allocate your loan to the MSO.

Because Incentive Life Optimizer(R) II was first offered in 2010, the interest rate differential has not yet been eliminated under any in-force policies.

We credit interest on your loan collateral daily. On each anniversary of your policy (or when your policy loan is fully repaid) we transfer that interest to your policy's investment options in the same proportions as if it were a premium payment. If your policy is on loan extension, we transfer the interest to the unloaned guaranteed interest option. If the paid up death benefit guarantee is in effect, we transfer the interest to the investment options in accordance with your allocation instructions on record.

EFFECTS OF A POLICY LOAN. If not repaid, the aggregate amount of the outstanding loan and any accrued loan interest will reduce your cash surrender value and your life insurance benefit that might otherwise be payable. We will deduct any outstanding policy loan and accrued loan interest from your policy's proceeds if you do not pay it back. Also, a loan can reduce the length of time that your insurance remains in force, because the amount we set aside as loan collateral cannot be used to pay charges as they become due. A loan can also cause any paid up death benefit guarantee to terminate or

                             ACCESSING YOUR MONEY
may cause the Enhanced No Lapse Guarantee Rider or the no-lapse guarantee to become unavailable.

A policy loan, repaid or not, has a permanent effect on your cash surrender value. This results because the investment results of each investment option apply only to the amounts remaining in such investment options. The longer the loan is outstanding, the greater the effect on your cash surrender value is likely to be.

Even if a loan is not taxable when made, it may later become taxable, for example, upon termination or surrender. A policy loan can affect your policy account value and death benefit, even if you have repaid the loan. See "Tax information" below for a discussion of the tax consequences of a policy loan.

PAYING OFF YOUR LOAN. You can repay all or part of your loan at any time. We normally assume that payments you send us are premium payments unless the policy has lapsed and the payment is received during the 61-day grace period. See "Policy 'lapse' and termination" in "The minimum amount of premiums you must pay" under "Risk/ benefit summary: Policy features, benefits and risks" for more information. Therefore, you must submit instructions with your payment indicating that it is a loan repayment. If you send us more than all of the loan principal and interest you owe, we will treat the excess as a premium payment. Any payment received while the paid up death benefit guarantee is in effect, the policy is on loan extension or you are receiving monthly payments under the Long-Term Care Services/SM/ Rider will be applied as a loan repayment (or refunded if it is in excess of the loan amount and outstanding interest).


When you send us a loan repayment, we will transfer an amount equal to such repayment from your loan collateral back to the investment options under your policy. First we will restore any amounts that, before being designated as loan collateral, had been in the guaranteed interest option under your policy. We will allocate any additional repayments among the investment options as you instruct; or, if you don't instruct us, in the same proportion as if they were premium payments. However, if the policy guaranteed interest option limitation is in effect, we will limit you from allocating more than a specified percentage of each additional repayment to the guaranteed interest option. Any portion of the additional loan repayment in excess of the limitation amount will be allocated to the variable investment options in proportion to any loan repayment amounts for the variable investment options that you have specified with that loan repayment. Otherwise, the excess will be allocated in proportion to the premium allocation percentages for the variable investment options then in effect. If you have not specified any loan repayment amounts for the variable investment options and if there are no premium allocation percentages for any variable investment options then in effect, any portion of the additional loan repayment in excess of the limitation amount will be refunded to you (except for any minimum amount necessary to keep the policy from terminating, which will be allocated to the guaranteed interest option). The specified percentage limitation on additional loan repayments allocated to the guaranteed interest option can be changed at any time, but it will never be less than 5%. Please see "Appendix III: Policy variations" later in this prospectus for more information.


If you are to receive monthly benefit payments under the Long-Term Care Services/SM/ Rider, a pro rata portion of the loan and accrued loan interest to that date will be deducted from the monthly benefit payment as a loan repayment. This will reduce the monthly payment otherwise payable to you under the rider.

If the paid up death benefit guarantee is in effect, any loan repayment allocated to the unloaned portion of the guaranteed interest option will be limited to an amount so that the value in the unloaned portion of the guaranteed interest option does not exceed 25% of the amount that you have in your unloaned policy account value. Any portion of the loan repayment that we cannot allocate to the guaranteed interest option will be allocated to the variable investment options in proportion to any amounts that you specified for that particular loan repayment. If you did not specify, we will allocate that portion of the loan repayment in proportion to the paid up death benefit guarantee allocation percentages for the variable investment options on record.

If the Enhanced No Lapse Guarantee Rider is in effect, any loan repayment will be allocated to the AXA Strategic Allocation investment options in proportion to any amounts that you specified for that particular loan repayment. If you did not specify, we will allocate that portion of the loan repayment in proportion to the Enhanced No Lapse Guarantee Rider premium allocation percentages for the AXA Strategic Allocation investment options on record.

LOAN EXTENSION (FOR GUIDELINE PREMIUM TEST POLICIES ONLY)

Loan extension will protect against lapse of your policy due to an outstanding policy loan in certain circumstances. There is no additional charge for the loan extension feature. Your policy will automatically be placed on "loan extension," if at the beginning of any policy month on or following the policy anniversary nearest the insured person's 75th birthday, but not earlier than the 20th policy anniversary, all of the following conditions apply:

..   The net policy account value is not sufficient to cover the monthly deductions then due;

..   The amount of any outstanding policy loan and accrued loan interest is greater than the larger of (a) the current base policy face amount, or
    (b) the initial base policy face amount;

..   You have selected Death Benefit Option A;

..   You have not received a payment under either the Living Benefits Rider or the Long-Term Care Services/SM/ Rider;

..   The policy is not in a grace period; and

..   No current or future distributions will be required to be paid from the policy to maintain its qualification as "life insurance" under the Internal Revenue Code.

When a policy goes on loan extension, all of the following will apply:

..   We will collect monthly deductions due under the policy up to the amount in the unloaned policy account value.

..   Any policy account value that is invested in our variable investment options will automatically be transferred to our guaranteed interest option; and no transfers out of the guaranteed interest option may thereafter be made into any of our variable investment options.

..   While a Segment of the MSO is in effect, any Segment Distribution Values will be transferred automatically to the Unloaned GIO and an Early Distribution Adjustment will be applied, and no transfers out of the GIO will be allowed into the MSO.

                             ACCESSING YOUR MONEY

..   Loan interest will continue to accrue and we will send you a notice of any loan interest due on or about each policy anniversary. If the loan interest is not paid when due, it will be added to the outstanding loan balance.

..   No additional loans or partial withdrawals may be requested.

..   No changes in face amount or death benefit option may be requested.

..   No additional premium payments will be accepted. Any payments received will be applied as loan repayments. If a loan repayment is made, the repaid amount will become part of the unloaned guaranteed interest option. Any payment in excess of the outstanding loan balance will be refunded to you.

..   All additional benefit riders and endorsements will terminate, including the Long-Term Care Services/SM/ Rider and the MSO.

..   No future allocations or transfers to the investment options will be accepted.

..   The paid up death benefit guarantee if applicable, may not be elected.

..   The policy will not thereafter lapse for any reason.

..   If the policy is on loan extension, the policy guaranteed interest option limitation will not apply.

On the policy anniversary when the insured attains age 75 and if such policy has been in force for 20 years, and each month thereafter, we will determine whether the policy is on loan extension. You will be sent a letter explaining the transactions that are allowed and prohibited while a policy is on loan extension. Once a policy is on loan extension, it will remain on loan extension during the lifetime of the insured unless the policy is surrendered.

If your policy is on loan extension, the death benefit payable under the policy is the greatest of (a), (b) and (c):

(a)The greater of the policy account value or the outstanding loan and accrued loan interest on the date of the insured's death, multiplied by a percentage shown in your policy;

(b)The outstanding loan and accrued loan interest, plus $10,000; or

(c)The base policy face amount on the date of death.


Other than as outlined above, all terms and conditions of your policy will continue to apply as if your policy is not on loan extension. If your policy is on loan extension, due to an absence of Internal Revenue Service guidance on such features, there is some uncertainty as to how the tax law might be applied in the future. For example, it is possible that in such circumstances, some or the entire outstanding loan could be treated as a distribution from the policy.


MAKING WITHDRAWALS FROM YOUR POLICY

You may make a partial withdrawal of your net cash surrender value (defined below) at any time after the first year of your policy and before the policy anniversary nearest to the insured's attained age 121, provided the paid up death benefit guarantee is not in effect, the policy is not on loan extension and you are not receiving monthly benefit payments under the Long-Term Care Services/SM/ Rider. The request must be for at least $500, however, and we have discretion to decline any request. If you do not tell us from which investment options you wish us to take the withdrawal, we will use the same allocation that then applies for the monthly deductions we make for charges; and, if that is not possible, we will take the withdrawal from all of your investment options in proportion to your value in each. If you elected the Long-Term Care Services/SM/ Rider and selected death benefit Option A, a partial withdrawal will reduce the current long-term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the withdrawal amount. If you selected death benefit Option B, the current long-term care specified amount will not be reduced. We will not deduct a charge for making a partial withdrawal. Please see the "Early Distribution Adjustment" section under "About the Market Stabilizer Option(R)" earlier in the prospectus for more information about the effect of an EDA on a surrender of your policy.

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YOU CAN WITHDRAW ALL OR PART OF YOUR POLICY'S NET CASH SURRENDER VALUE,
ALTHOUGH YOU MAY INCUR TAX CONSEQUENCES BY DOING SO.
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EFFECT OF PARTIAL WITHDRAWALS ON INSURANCE COVERAGE. If the Option A death benefit is in effect, a partial withdrawal results in a dollar-for-dollar automatic reduction in the policy's face amount (and, hence, an equal reduction in the Option A death benefit). We will not permit a partial withdrawal that would reduce the face amount below the minimum stated in your policy, or that would cause the policy to no longer be treated as life insurance for federal income tax purposes.

If death benefit Option B is in effect, a partial withdrawal reduces the death benefit on a dollar for dollar basis, but does not affect the face amount.

The result is different, however, during any time when the alternative death benefit (discussed later in this prospectus) would be higher than the Option A or B death benefit you have selected. In that case, a partial withdrawal will cause the death benefit to decrease by more than the amount of the withdrawal. A partial withdrawal reduces the amount of your premium payments that counts toward maintaining the no-lapse guarantee and the Enhanced No Lapse Guarantee Rider as well. A partial withdrawal may increase the chance that your policy could lapse because of insufficient value to pay policy charges as they fall due or failure to pass the guarantee premium test for the no-lapse guarantee.

You should refer to "Tax information" below, for information about possible tax consequences of partial withdrawals and any associated reduction in policy benefits. Also, partial withdrawals are not permitted while the paid up death benefit guarantee is in effect. Please see "Paid up death benefit guarantee" in "More information about policy features and benefits."

SURRENDERING YOUR POLICY FOR ITS NET CASH SURRENDER VALUE

Upon written request satisfactory to us, you can surrender (give us back) your policy for its "net cash surrender value" at any time. The net cash surrender value equals your policy account value, minus any outstanding loan and unpaid loan interest, minus any amount of your policy account value that is "restricted" as a result of previously distributed terminal illness living benefits, and further reduced for any monthly benefit payments under the Long-Term Care Services/SM/ Rider,

                             ACCESSING YOUR MONEY
and minus any surrender charge that then remains applicable. If you have any policy account value in the MSO, the Segment Distribution Value and not the Segment Account Value will be used to calculate your policy account value for the purpose of determining your net cash surrender value. Please see the "Early Distribution Adjustment" section under "About the Market Stabilizer Option(R)" earlier in the prospectus for more information about the effect of an EDA on a surrender of your policy. The surrender charge is described in "Charges and expenses you will pay" earlier in this prospectus.

Please refer to "Tax information" below for the possible tax consequences of surrendering your policy.

YOUR OPTION TO RECEIVE A TERMINAL ILLNESS LIVING BENEFIT UNDER THE LIVING BENEFITS RIDER

Subject to our insurance underwriting guidelines and availability in your state, your policy will automatically include our Living Benefits Rider if you apply for a face amount of at least $100,000 unless it is issued as a result of an Option To Purchase Additional Insurance election or a conversion from a term life policy or term rider. This feature enables you to receive a portion (generally the lesser of 75% or $500,000) of the policy's death benefit (excluding death benefits payable under certain other policy riders), if the insured person has a terminal illness (as defined in the rider). The maximum aggregate amount of payments that will be paid under this Living Benefits Rider for all policies issued by AXA Equitable or an affiliate company on the life of the same insured person is $500,000. We make no additional charge for the rider, but we will deduct a one-time administrative charge of up to $250 from any living benefit we pay.

If you tell us that you do not wish to have the Living Benefits Rider added at issue, but you later ask to add it, there will be a $100 administrative charge. Also, we will need to evaluate the insurance risk at that time, and we may decline to issue the rider.

If you receive a living benefit on account of terminal illness, the Long-Term Care Services/SM/ Rider for chronic illness benefits, if elected, and before continuation of coverage under any Nonforfeiture Benefit, will terminate and no further benefits will be payable under the Long-Term Care Services/SM/ Rider. Long-Term Care Services/SM/ Rider charges will also stop. In addition, once you receive a living benefit, you cannot elect the paid up death benefit guarantee and your policy cannot be placed on loan extension. We will deduct the amount of any living benefit we have paid, plus interest (as specified in the rider), from the death benefit proceeds that become payable under the policy if and when the insured person dies. (In your policy we refer to this as a "lien" we establish against your policy.)


When we pay a living benefit, we automatically transfer a pro rata portion of your policy's net cash surrender value to the policy's guaranteed interest option regardless of any policy guaranteed interest option limitation in effect. This amount, together with the interest we charge thereon, will be "restricted"-- that is, it will not be available for any loans, transfers or partial withdrawals that you may wish to make. In addition, it may not be used to satisfy the charges we deduct from your policy's value. We also will deduct these restricted amounts from any subsequent surrender proceeds that we pay. Please see "Appendix III: Policy variations" later in this prospectus for more information.


The receipt of a living benefits payment may qualify for exclusion from income tax. See "Tax information" below. Receipt of a living benefits payment may affect your eligibility for certain government benefits or entitlements.

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YOU CAN ARRANGE TO RECEIVE A "LIVING BENEFIT" IF THE INSURED PERSON BECOMES TERMINALLY ILL.
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                             ACCESSING YOUR MONEY

9. Tax information

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This discussion is based on current federal income tax law and interpretations. It assumes that the policy owner is a natural person who is a U.S. citizen and resident and has an insurable interest in the insured. The tax effects on corporate taxpayers, non-U.S. residents or non-U.S. citizens may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax advisor.

BASIC INCOME TAX TREATMENT FOR YOU AND YOUR BENEFICIARY

An Incentive Life Optimizer(R) II policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code (the "Code") and
(b) as long as the investments made by the underlying Portfolios satisfy certain investment diversification requirements under Section 817(h) of the Code. The following discussion assumes that the policies meet these requirements and, therefore, that generally:


..   the death benefit received by the beneficiary under your policy will not be subject to federal income tax; and


..   increases in your policy account value as a result of interest or investment experience will not be subject to federal income tax, unless and until there is a distribution from your policy, such as a surrender, a partial withdrawal, loan or a payment to you.

The IRS, however, could disagree with our position such that certain tax consequences could be other than as described. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions in order to do so. There may also be different tax consequences if you assign your policy, transfer an interest therein or designate a new owner. See "Assigning your policy" later in this prospectus. See also special rules below for "Business and employer owned policies," and for the discussion of insurable interest under "Other information."

TAX TREATMENT OF DISTRIBUTIONS TO YOU (LOANS, PARTIAL WITHDRAWALS, AND FULL SURRENDER)

The federal income tax consequences of a distribution from your policy depend on whether your policy is a "modified endowment contract" (sometimes also referred to as a "MEC"). In all cases, however, the character of any income described below as being taxable to the recipient will be ordinary income (as opposed to capital gain).

TESTING FOR MODIFIED ENDOWMENT CONTRACT STATUS. Your policy will be a "modified endowment contract" if, at any time during the first seven years of your policy, you have paid a cumulative amount of premiums that exceeds the cumulative seven-pay limit. The cumulative seven-pay limit is the amount of premiums that you would have paid by that time under a similar fixed-benefit insurance policy that was designed (based on certain assumptions mandated under the Code) to provide for paid up future benefits after the payment of seven equal annual premiums. ("Paid up" means that no future premiums would be required.) This is called the "seven-pay" test.

Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the policy account value at the time of such change.

A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A "material change" for these purposes could occur as a result of a change in death benefit option, a requested increase in the policy's face amount or certain other changes.

If your policy's benefits are reduced during its first seven years (or within seven years after a material change), the seven-pay limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a requested decrease in face amount, the termination of additional benefits under a rider or, in some cases, a partial withdrawal or a change in death benefit option.) If the premiums previously paid during its first seven years (or within seven years after a material change) are greater than the recalculated (lower) seven-pay limit, the policy will become a modified endowment contract.

A life insurance policy that you receive in exchange for a modified endowment contract will also be considered a modified endowment contract.

In addition to the above premium limits for testing for modified endowment status, federal income tax rules must be complied with in order for it to qualify as life insurance. Changes made to your policy, for example, a decrease in face amount (including any decrease that may occur as a result of a partial withdrawal), a change in death benefit option, or other decrease in benefits may impact the maximum amount of premiums that can be paid, as well as the maximum amount of policy account value that may be maintained under the policy. We may also be required to provide a higher death benefit notwithstanding the decrease in face amount in order to assure that your policy continues to qualify as life insurance. Under either test, in some cases, this may cause us to take current or future action in order to assure that your policy continues to qualify as life insurance, including distribution of amounts to you that may be includible as income. See "Changes we can make" later in this prospectus.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS NOT A MODIFIED ENDOWMENT CONTRACT. As long as your policy remains in force as a non-modified endowment contract, policy loans will be treated as indebtedness, and no part of the loan proceeds will generally be subject to current federal income tax. Interest on the loan will generally not be tax deductible, although interest credited on loan collateral may become taxable under the rules below if distributed. However, there is some uncertainty as to the federal tax treatment of policy loans with a small or no spread between the interest rate charged and the interest rate credited on the amount loaned. You should consult a qualified tax adviser as to the federal tax treatment of such loans. Also, see below for taxation of loans upon surrender or termination of your policy.

If you make a partial withdrawal after the first 15 years of your policy, the proceeds will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your policy. (Your basis

                                TAX INFORMATION
generally will equal the premiums you have paid, less the amount of any previous distributions from your policy that were not taxable.) During the first 15 years, however, the proceeds from a partial withdrawal could be subject to federal income tax, under a complex formula, to the extent that your policy account value exceeds your basis.

Upon full surrender, any amount by which the proceeds we pay (including amounts we use to discharge any policy loan and unpaid loan interest) exceed your basis in the policy will be subject to federal income tax. IN ADDITION, IF A POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN-OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION AND COULD BE SUBJECT TO TAX UNDER THE FOREGOING RULES. Finally, if you make an assignment of rights or benefits under your policy, you may be deemed to have received a distribution from your policy, all or part of which may be taxable.

POLICY LOANS. Policy loans can cause taxable income upon the termination of a policy with no cash payout. In the case of a surrender, the loan amount is taken into account in determining any taxable amount and such income can also exceed the payment received. These events can occur from potential situations which include: (1) amount of outstanding policy debt (loans taken plus unpaid interest amounts added to the outstanding loan) at or near the maximum loan value; (2) unfavorable investment results affecting your policy account value;
(3) increasing monthly policy charges due to increasing attained ages of the insured; (4) high or increasing amount of insurance risk, depending on death benefit option and changing account value; and (5) increasing policy loan rates if an adjustable policy loan rate is in effect.

Ideally a policy loan will be paid from income tax free death benefit proceeds if your policy is kept in force until the death of the insured. To avoid policy terminations that may give rise to significant income tax liability, you may need to make substantial premium payments or loan repayments to keep your policy in force.

You can reduce the likelihood that these situations will occur by considering these risks before taking a policy loan. If you take a policy loan, you should monitor the status of your policy with your financial representative and your tax advisor at least annually, and take appropriate preventative action. As indicated above, in the case of a policy that is a modified endowment contract ("MEC"), any loan will be treated as a distribution when made, and thus may be taxable at such time.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS A MODIFIED ENDOWMENT CONTRACT. Any distribution from your policy will be taxed on an "income-first" basis if your policy is a modified endowment contract. Distributions for this purpose include a loan (including any increase in the loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan) or withdrawal. Any such distributions will be considered taxable income to you to the extent your policy account value exceeds your basis in the policy. (For modified endowment contracts, your basis is similar to the basis described above for other policies, except that it also would be increased by the amount of any prior loan under your policy that was considered taxable income to you.)

For purposes of determining the taxable portion of any distribution, all modified endowment contracts issued by AXA Equitable (or its affiliates) to the same owner (excluding certain qualified plans) during any calendar year are treated as if they were a single contract.

A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply to (i) taxpayers whose actual age is at least 59 1/2,
(ii) distributions in the case of a disability (as defined in the Code) or
(iii) distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. The exceptions generally do not apply to life insurance policies owned by corporations or other entities.

IF YOUR POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION (to the extent the loan was not previously treated as such) and could be subject to tax, including the 10% penalty tax, as described above. In addition, upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any loan) over your basis in the policy, will be subject to federal income tax and, unless an exception applies, the 10% penalty tax.

Distributions that occur during a year of your policy in which it becomes a modified endowment contract, and during any subsequent years, will be taxed as described in the four preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract. So, for example, if a policy has been collaterally assigned as security for a loan and the policy subsequently becomes a MEC there could be a taxable deemed distribution even though the policy owner has not received any payment from us.

POLICY CHANGES. Changes made to a life insurance policy, for example, a decrease in benefits, a death benefit option change, or the termination or restoration of a terminated policy, may have other effects on your policy, including impacting the maximum amount of premiums that can be paid under the policy. In some cases, this may cause us to take action in order to assure your policy continues to qualify as life insurance, including distribution of amounts that may be includable as income. This action may be required under the tax law even though the policy may not be sufficiently funded to keep it in force for a desired duration. In some cases, premium payments for a policy year could be limited to the amount needed to keep the policy in force until the end of the policy year. You should carefully go over the implications of any policy changes with your advisor before making a change.

RESTORATION OF A TERMINATED POLICY. For tax purposes, some restorations of a policy that terminated after a grace period may be treated as the purchase of a new policy. Since tax laws and regulations and their application may have changed by such time, there can be no assurance that we can reinstate the policy to qualify as life insurance under future tax rules.

TAX TREATMENT OF LIVING BENEFITS RIDER OR LONG-TERM CARE SERVICES/SM/ RIDER UNDER A POLICY WITH THE APPLICABLE RIDER

LIVING BENEFITS RIDER. Amounts received under an insurance policy on the life of an individual who is terminally ill, as defined by the tax law, are generally excludable from gross income as an accelerated death benefit. We believe that the benefits provided under our living benefits rider meet the tax law's definition of terminally ill under section 101(g) of the Code and can qualify for this income tax exclusion.

If the owner and the insured person are not the same, the exclusion for accelerated death benefits for terminal illness or a chronic illness does not apply if the owner (taxpayer) has an insurable interest with respect to the life of the insured person by reason of the insured person being an officer, employee or director of the taxpayer or by reason of the insured person being financially interested in any trade or business carried on by the taxpayer.

                                TAX INFORMATION

LONG-TERM CARE SERVICES/SM/ RIDER. Benefits received under the Long-Term Care Services/SM/ Rider are intended to be treated, for Federal income tax purposes, as accelerated death benefits under the Code on the life of a chronically ill insured person receiving qualified long-term care services within the meaning of section 7702B of the Code. The benefits are intended to qualify for exclusion from income subject to the limitations of the Code with respect to a particular insured person. However, receipt of these benefits may be taxable in part and may reduce your investment in the policy. Generally income exclusion for all long-term care type payments from all sources with respect to an insured person will be limited to the higher of the Health Insurance Portability and Accountability Act ("HIPAA") per day limit or actual costs incurred by the taxpayer on behalf of the insured person.

The Long-Term Care Services/SM/ Rider is intended to be a qualified long-term care insurance contract under section 7702B(b) of the Code. Charges for the Long-Term Care Services/SM/ Rider are generally not considered deductible for income tax purposes and may be considered distributions for income tax purposes, and may be taxable to the owner to the extent not considered a nontaxable return of premiums paid for the life insurance policy. Assuming the rider qualifies as intended, charges will reduce your investment in the policy for income tax purposes (but not below zero) but will not be taxable. Please see "Policy variations" and "State policy availability and/or variations of certain features and benefits" Appendices later in this prospectus for more information on previously issued riders and state variations.

Any adjustments made to your policy death benefit, face amount and other values as a result of Long-Term Care Services/SM/ Rider benefits paid will also generally cause us to make adjustments with respect to your policy under federal income tax rules for testing premiums paid, your tax basis in your policy, your overall premium limits and the seven-pay period and seven-pay limit for testing modified endowment contract status.

It is not clear whether the exclusion for accelerated death benefits on account of chronically-ill insureds applies to benefits under a qualified long-term care insurance policy for owners whose insurable interests arise from business-type policies. Please see "Policy variations" and "State policy availability and/or variations of certain features and benefits" Appendices later in this prospectus for more information on previously issued riders and state variations.

UNDER EITHER RIDER, if the owner and insured person are not the same, other tax considerations may also arise in connection with a transfer of benefits received to the insured person, for example, gift taxes in personal settings, compensation income in the employment context and inclusion of life insurance policy proceeds for estate tax purposes in certain trust owned situations. Under certain conditions, a gift tax exclusion may be available for certain amounts paid on behalf of a donee to the provider of medical care.

BUSINESS AND EMPLOYER OWNED POLICIES

Any employer owned life insurance arrangement on an employee or director as well as any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to the rules discussed below. Also, careful consideration should be given to any other rules that may apply, including other possible pending or recently enacted legislative proposals.

REQUIREMENTS FOR INCOME TAX FREE DEATH BENEFITS. Federal tax law imposes additional requirements for employer owned life insurance policies. The provisions can have broad application for contract owners engaged in a trade or business or certain related persons. These requirements include detailed notice and consent rules, annual tax reporting and recordkeeping requirements on the employer and limitations on those employees (including directors) who can be insured under the life insurance policy. Failure to satisfy applicable requirements will result in death benefits in excess of premiums paid by the owner being includible in the owner's income upon the death of the insured employee. Notice and consent requirements must be satisfied before the issuance of the life insurance policy or a material change to an existing life insurance policy, otherwise benefits may lose their tax favored treatment.

The rules generally apply to life insurance policies issued after August 17, 2006. Note, however, that material increases in the death benefit or other material changes will generally cause an existing policy to be treated as a new policy and thus subject to the new requirements. The term "material" has not yet been fully defined but is expected to not include automatic increases in death benefits in order to maintain compliance with the life insurance policy tax qualification rules under the Code. An exception for certain tax-free exchanges of life insurance policies pursuant to Section 1035 of the Code may be available but is not clearly defined.

LIMITATIONS ON INTEREST DEDUCTIBILITY FOR BUSINESS OWNED LIFE
INSURANCE. Ownership of a policy by a trade or business can limit the amount of any interest on business borrowings that the entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, the insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences. Proposals, if enacted, could narrow the exception unless the policy is grandfathered.

The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called "split-dollar" arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material change in a policy will be treated as the issuance of a new policy.

In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy's average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity's other assets. The above limitation is in addition to rules limiting interest deductions on policy loans against business-owned life insurance. Special rules apply to insurance company owners of policies which may be more restrictive.



USES OF POLICY WHICH MAY BE SCRUTINIZED. The IRS may view certain uses of life insurance policies as a tax shelter or as an abusive transaction. Please consult your tax advisor for the most up-to-date information as to IRS "Recognized Abusive and Listed Transactions" and how they may affect your policy.

REQUIREMENT THAT WE DIVERSIFY INVESTMENTS

Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Failure to comply with these regulations would disqualify your policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on any income and gains under the policy and the death benefit proceeds would lose their income tax-free status. These consequences would continue for the

                                TAX INFORMATION
period of the disqualification and for subsequent periods. Through the Portfolios, we intend to comply with the applicable diversification requirements, though no assurances can be given in this regard.

ESTATE, GIFT, AND GENERATION-SKIPPING TAXES

If the policy's owner is the insured person, the death benefit will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, and the owner dies before the insured person, the value of the policy would be includable in the owner's estate. If the owner is neither the insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.


In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person's taxable estate, total at least $10 million (this statutory amount is to be indexed for inflation after 2010). A portability rule generally permits a surviving spouse to elect to carry over the unused portion of the deceased spouse's exclusion amount.

Certain amounts may be deductible or excludable, such as gifts and bequests to a person's spouse or charitable institutions, as well as for certain gifts per recipient per year ($15,000 for 2018, indexed for inflation).

As a general rule, if you make a "transfer" to a person two or more generations younger than you, a generation-skipping tax may be payable. Generation-skipping transactions would include, for example, a case where a grandparent "skips" his or her children and names his or her grandchildren as a policy's beneficiaries. In that case, the generation-skipping "transfer" would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax rates are similar to the maximum estate tax rates in effect at the time. Individuals, are generally allowed an aggregate generation-skipping tax exemption of the same amount discussed above for estate and gift taxes, but without portability.


The particular situation of each policyowner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

If this policy is used with estate and gift tax planning in mind, you should consult with your tax advisor as to the most up-to-date information as to federal estate, gift and generation skipping tax rules.

PENSION AND PROFIT-SHARING PLANS

There are special limits on the amount of insurance that may be purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) or 403 of the Code. In addition, the federal income tax consequences will be different from those described in this prospectus. These rules are complex, and you should consult a qualified tax advisor.

SPLIT-DOLLAR AND OTHER EMPLOYEE BENEFIT PROGRAMS

Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. Employees may have imputed income for the value of any economic benefit provided by the employer. There may be other tax implications, as well. It is possible that certain split-dollar arrangements may be considered to be a form of deferred compensation under Section 409A of the Code, which broadens the definition of deferred compensation plans, and subjects such plans to new requirements. Further, certain split-dollar arrangements may come within the rules for business- and employer-owned policies. Among other issues, policyowners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.

If this policy is being or was purchased pursuant to a split-dollar arrangement, you should also consult your tax advisor for advice concerning the effect of the following guidance. In 2002 the IRS issued Notice 2002-8 concerning the taxation of split-dollar life insurance arrangements as well as regulations in both 2002 and 2003. They provide for taxation under one of two mutually exclusive regimes depending upon the structure of the arrangement. These are a loan regime and an economic benefit regime. Transition and grandfathering rules, among other items, should be carefully reviewed when considering such arrangements. A material modification to an existing arrangement may result in a change in tax treatment. In addition, public corporations (generally publicly-traded or publicly-reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors. At least some split-dollar arrangements could be deemed to involve loans within the purview of that section.

ERISA

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974. There may also be other implications. You should consult a qualified legal advisor.

3.8% TAX ON NET INVESTMENT INCOME OR "NII"

The 3.8% Medicare tax on certain unearned income of taxpayers whose adjusted incomes exceed certain thresholds applies to all or part of a taxpayer's NII. As currently interpreted under IRS guidelines, NII includes the taxable portion of an annuitized payment from a life insurance contract. It has not been defined to include taxable amounts from partial withdrawals, surrenders or lapses of life insurance policies subject to loans. You should consult your tax advisor as to the applicability of this tax to you.

OUR TAXES

The operations of our separate accounts are reported in our federal income tax return. Separate account investment income and capital gains, however, are, for tax purposes, reflected in our variable life insurance policy reserves. Currently we pay no taxes on such income and gains and impose no charge for such taxes. We reserve the right to impose a charge in the future for taxes incurred by us that are allocable to the policies.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.


TAX WITHHOLDING AND INFORMATION REPORTING

STATUS FOR INCOME TAX PURPOSES; FATCA. In order for us to comply with income tax withholding and information reporting rules which may apply to life insurance policies, we request documentation of "status" for tax purposes. "Status" for tax purposes generally means whether a person is a "U S. person" or a foreign person with respect to the United States; whether a person is an individual or an

                                TAX INFORMATION
entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If we do not have appropriate certification or documentation of a person's status for tax purposes on file, it could affect the rate at which we are required to withhold income tax, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to life insurance policy ownership. For example, under the Foreign Account Tax Compliance Act ("FATCA"), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, we may be required to report policy values and other information for certain policyholders. For this reason, we and our affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

TAX WITHHOLDING. Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you and may not always follow federal rules.


Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U.S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction. For Puerto Rico and other jurisdictions, income is considered U.S.-source income. We anticipate requiring owners or beneficiaries in Puerto Rico which are not individuals to document their status to avoid 30% FATCA withholding from U.S.-source income.



POSSIBILITY OF FUTURE TAX CHANGES AND OTHER TAX INFORMATION


The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies or increase the taxes we pay in connection with such policies. This could include special rules for tax-exempt entities as well as for corporate or business use of policies. In addition to legislation enacted in December 2017, Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a life insurance policy. Legislative proposals could make sweeping changes to many longstanding tax rules including certain tax benefits currently available to newly purchased cash value life insurance policies. Proposals have been considered to eliminate some or all taxable expenditures or tax preferences together with some lowering of tax rates. We cannot predict what if any, legislation will actually be proposed or enacted or what type of grandfathering will be allowed for existing life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new or clarifying interpretations of existing law. Some areas of possible future guidance include new rules for testing for policies issued on a special risk class basis. As a result, there are areas of some uncertainty even under current laws, such that future tax consequences of a policy could be other than as described herein.


State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change or change in interpretation. Any changes in federal, state, local or foreign tax law or interpretations could have a retroactive effect both on our taxes and on the way your policy is taxed or the tax benefit of life insurance policies. As explained later under "Cost of insurance charge," the policy charges and tax qualification are based upon 2001 Commissioner's Standard Ordinary (CSO) tables. New tables may apply to new policies in future years. Certain safe harbors may be available under federal tax rules to permit certain policy changes without losing the ability to use 2001 CSO based tables for testing. If we determine that certain future changes to your policy would cause it to lose its ability to be tax tested under the 2001 CSO mortality tables, we intend to refuse such transactions which might have otherwise been available under your policy, subject to our rules then in effect. We would take such action to help assure that your policy can continue to qualify as life insurance for federal tax testing under the 2001 CSO based tables.

OTHER INFORMATION

There are a number of tax benefits associated with variable life insurance policies. For tax benefits to be available, the policyowner must have an insurable interest in the life of the insured under applicable state laws. Requirements may vary by state. A failure can, among other consequences, cause the policyowner to lose anticipated favorable federal tax treatment generally afforded life insurance.

For tax benefits to continue, the policy must continue to qualify as life insurance. We reserve the right to restrict transactions that we determine would cause your policy to fail to qualify as life insurance under federal tax law. We also reserve the right to decline to make any change that may cause your policy to lose its ability to be tested for federal income tax purposes under the 2001 Commissioners Standard Ordinary Mortality Tables.

In addition to other requirements, federal tax law requires that the insurer, and not the policyowner, have control of the underlying investment assets for the policy to qualify as life insurance.

You may make transfers among Portfolios of the Separate Account, but you may not direct the investments each Portfolio makes. If the IRS were to conclude that you, as the investor, have control over these investments, then the policy would no longer qualify as life insurance. You would be treated as the owner of separate account assets and be currently taxed on any income or gain the assets generate.

The IRS has provided some guidance on investor control, but many issues remain unclear. One such issue is whether a policyowner can have too much investor control if the variable life policy offers a large number of investment options in which to invest policy account values and/or the ability to make frequent transfers available under the policy. We do not know if the IRS will provide any further guidance on the issue. If guidance is provided, we do not know if it would apply retroactively to policies already in force.

We believe that our variable life policies do not give policyowners investment control over the investments underlying the various investment options; however, the IRS could disagree with our position. The IRS could seek to treat policyowners with a large number of investment options and/or the ability to freely transfer among investment options as the owners of the underlying Portfolio's shares. Accordingly, we reserve the right to modify your policy as necessary to attempt to prevent you from being considered the owner of your policy's proportionate share of the assets of the Separate Account.

                                TAX INFORMATION

10. More information about policy features and benefits

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GUARANTEE PREMIUM TEST FOR THE NO-LAPSE GUARANTEES

We offer two guarantees against policy lapse that depends on your having paid specified amounts of premiums. We refer to these guarantees as our "no-lapse guarantee" and our optional "Enhanced No Lapse Guarantee Rider" and you can read more about it in "You can guarantee that your policy will not terminate before a certain date" in "Risk/benefit summary: Policy features, benefits and risks," earlier in this prospectus. You can also read more about our Enhanced No Lapse Guarantee Rider in "Enhanced no lapse guarantee rider" later in this section.

GUARANTEE PREMIUM TEST. If your net policy account value is not sufficient to pay a monthly deduction that has become due, we check to see if the cumulative amount of premiums that you have paid to date (less any partial withdrawals) at least equals the cumulative guarantee premiums due to date for the no-lapse guarantee or Enhanced No Lapse Guarantee Rider including any cumulative guarantee premiums for any optional riders that are then in effect. If it does, your policy will not lapse, provided that any policy loan and accrued loan interest does not exceed the policy account value, and provided that the guarantee is still in effect.

GUARANTEE PREMIUMS. The amount of the guarantee premiums for the no-lapse guarantee and the Enhanced No Lapse Guarantee Rider, if elected, are set forth in your policy on a monthly basis. The guarantee premiums are actuarially determined at policy issuance and depend on the age and other insurance risk characteristics of the insured person, as well as the amount of the coverage and additional features you select. The guarantee premiums may change if, for example, the face amount of the policy or the long-term care specified amount changes, or a rider is eliminated, or if there is a change in the insured person's risk characteristics. We will send you a new policy page showing any change in your guarantee premiums. Any change will be prospective only, and no change will extend the no-lapse guarantee period beyond its original number of years.

PAID UP DEATH BENEFIT GUARANTEE

Subject to our approval, you may elect the "paid up" death benefit guarantee at any time after the fourth year. This benefit provides an opportunity to lock in all or a portion of your policy's death benefit without making additional premium payments. Also, this benefit may be attractive to you if you are concerned about the impact of poor future investment performance or increases in policy charges on your policy's death benefit and potential policy lapse. You may elect this benefit provided:

..   the insured's attained age is not more than 120;

..   you have death benefit "Option A" in effect (see "About your life insurance benefit" in "Risk/benefit summary: Policy features, benefits and risks," earlier in this prospectus);

..   we are not paying policy premiums or waiving monthly charges under the terms of a disability waiver rider and you have not received any payment under a Living Benefits Rider or the Long-Term Care Services/SM/ Rider;

..   the policy is not in default or in a grace period as of the effective date of the paid up death benefit guarantee;

..   the policy account value after the deduction of any proportionate surrender charge would not be less than any outstanding policy loan and accrued loan interest;

..   the policy is not on loan extension. (For more information about loan extension, see "Accessing your money" earlier in this prospectus;

..   the election would not reduce the face amount (see below) below the minimum stated in your policy;

..   no current or future distribution from the policy will be required to maintain its qualification as life insurance under the Internal Revenue Code; and

..   If the paid up death benefit is exercised while any MSO Segment is in effect, an Early Distribution Adjustment will apply and any Segment Distribution Value will be automatically transferred to the Unloaned GIO and the AXA Strategic Allocation investment options as specified by you.

..   You agree to re-allocate your fund values to the guaranteed interest option and the AXA Strategic Allocation investment options. We reserve the right to change the investment options available to you under the paid up death benefit guarantee. (See "Restrictions on allocations and transfers," below).

The effective date of the paid up death benefit guarantee will be the beginning of the policy month that next follows the date we approve your request. On the effective date of this guarantee, all additional benefit riders and endorsements will automatically terminate including the MSO, Cash Value Plus Rider and the living benefits rider providing benefits for terminal illness. The policy's net cash surrender value after the paid up death benefit guarantee is in effect will equal the policy account value, less any applicable surrender charges and any outstanding policy loan and accrued loan interest. The policy death benefit will be Option A. We will continue to deduct policy charges from your policy account value. As explained below, electing the paid up death benefit guarantee may reduce your policy's face amount, which in turn may result in the deduction of a surrender charge. You can request a personalized illustration that will show you how your policy face amount could be reduced and values could be affected by electing the paid up death benefit guarantee.

If you elect the paid up death benefit guarantee, the Long-Term Care Services/SM/ Rider will automatically terminate subject to any Nonforfeiture Benefit, if elected.


Our paid up death benefit guarantee is not available if you received monthly benefit payments under the Long-Term Care Services/SM/ Rider before continuation of coverage under any Nonforfeiture Benefit. Please see Appendix III later in this prospectus for rider variations.


POSSIBLE REDUCTION OF FACE AMOUNT. The face amount of your policy after this guarantee is elected is the lesser of (a) the face

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS amount immediately before the election or (b) the policy account value on the effective date of the election divided by a factor based on the then age of the insured person. The factors are set forth in your policy. As a general matter, the factors change as the insured person ages so that, if your policy account value stayed the same, the result of the calculation under clause (b) above would be lower the longer your policy is in force. We will decline your election if the new face amount would be less than the minimum stated in your policy.

If electing the paid up death benefit guarantee causes a reduction in face amount, we will deduct the same portion of any remaining surrender charge as we would have deducted if you had requested that decrease directly (rather than electing the paid up death benefit guarantee). (See "Risk/benefit summary:
Charges and expenses you will pay" earlier in this prospectus.) In certain cases, a reduction in face amount may cause a policy to become a modified endowment contract. See "Tax treatment of distributions to you (loans, partial withdrawals and full surrender)" under "Tax Information."

RESTRICTIONS ON ALLOCATIONS AND TRANSFERS. While the paid up death benefit guarantee is in effect, you will be restricted as to the investment options available to you under the policy and the amounts that can be allocated to the guaranteed interest option. You will be able to allocate up to 25% of your unloaned policy account value to the guaranteed interest option. Currently, the remainder of your unloaned policy account value must be allocated among the AXA Strategic Allocation investment options. (See "About the Portfolios of the Trusts" for the listing of AXA Strategic Allocation investment options.) When you elect the paid up death benefit guarantee, we require that you provide us with new allocation instructions. In the absence of these instructions, we will be unable to process your request.

Also, transfers from one or more of our AXA Strategic Allocation investment options into the guaranteed interest option will not be permitted if such transfer would cause the value of your guaranteed interest option to exceed 25% of your total unloaned policy account value. Loan repayments allocated to your guaranteed interest option will be limited to an amount that would not cause the value in your guaranteed interest option to exceed 25% of your total unloaned policy account value. If the value in your guaranteed interest option already exceeds 25% of your total unloaned policy account value (including the repayment), no portion of the repayment will be allocated to the guaranteed interest option. Any portion of the loan repayment that is not allocated to the guaranteed interest option will be allocated in proportion to the loan repayment amounts for the variable investment options you have specified. If we do not have instructions, we will use the allocation percentages for the variable investment options you specified when you elected the paid up death benefit guarantee or the most recent instructions we have on record. These restrictions would be lifted if the paid up death benefit guarantee is terminated.


If the policy guaranteed interest option limitation is in effect at the time you elect the paid up death benefit guarantee, it will no longer apply while the paid up death benefit guarantee remains in effect. The limitation amounts applicable under the paid up death benefit guarantee may permit you to allocate different amounts into the guaranteed interest option. Please see "Appendix
III: Policy variations" later in this prospectus for more information.


OTHER EFFECTS OF THIS GUARANTEE. After you have elected the paid up death benefit guarantee, you may request a policy loan, make a loan repayment or transfer policy account value among the guaranteed interest option and variable investment options, subject to our rules then in effect. The following transactions, however, are not permitted when this guarantee is in effect:

..   premium payments

..   partial withdrawals

..   changes to the policy's face amount or death benefit option

..   any change that would cause the policy to lose its current or future qualification as life insurance under the Internal Revenue Code or require a current or future distribution from the policy to avoid such disqualification. (See "Tax treatment of distributions to you" under "Tax information" earlier in this prospectus.)

TERMINATION OF THIS GUARANTEE. You may terminate the paid up death benefit guarantee by written request to our Administrative Office. If terminated, the policy face amount will not change. However, premiums may be required to keep the policy from lapsing. If the guarantee terminates due to an outstanding loan and accrued loan interest exceeding the policy account value, a payment will be required to keep the policy and the guarantee in force pursuant to the policy's grace period provision. If the guarantee terminates for any reason, it cannot be restored at a later date.

OTHER BENEFITS YOU CAN ADD BY RIDER

When you purchase this policy, you could be eligible for the following other optional benefits we currently make available by rider:

..   Enhanced No Lapse Guarantee Rider -- Described below.

..   Long-Term Care Services/SM/ Rider -- Described below.

..   Cash Value Plus Rider -- Described below.

..   Charitable Legacy Rider -- Described below.

..   Disability Deduction Waiver Rider -- This rider waives the monthly charges from the policy account value if the insured is totally disabled, as defined in the rider, for at least six consecutive months and the disability began prior to the policy anniversary nearest the insured's 60th birthday. If total disability begins on or after this date, the monthly charges are waived to the earlier of the policy anniversary nearest the insured's age 65 or termination of disability. Issue ages are 0-59. However, coverage is not provided until the insured's fifth birthday. The maximum amount of coverage is $3,000,000 for all AXA Equitable and affiliates' policies in-force and applied for.

..   Disability Premium Waiver Rider -- This rider pays the specified premium or waives the monthly charges from the policy account value, if that amount is greater, if the insured is totally disabled, as defined in the rider, for at least six consecutive months and the disability began prior to the policy anniversary nearest the insured's 60th birthday. If total disability begins on or after this date, the specified premium is paid (or the monthly charges, if greater, are waived) to the earlier of the policy anniversary nearest the insured's age 65 or termination of disability. Issue ages are 0-59. However, coverage is not provided until the insured's fifth birthday. The maximum amount of coverage is $3,000,000 for all AXA Equitable and affiliates' policies in-force and applied for.

..   Children's Term Insurance Rider -- This rider provides term insurance on the lives of the insured's children, stepchildren and legally adopted children who are between the ages of 15 days to 18

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS years. The insured under the base policy must be between the ages of 17 and
   55. The maximum amount of coverage is $25,000 for all AXA Equitable and affiliates' policies in-force and applied for.

..   Option To Purchase Additional Insurance Rider -- This rider allows you to purchase a new policy for the amount of the option, on specific dates, without evidence of insurability. The minimum option amount is $25,000 and the maximum amount is $100,000. Issue ages are 0-37. The maximum amount of coverage is $100,000 for all AXA Equitable and affiliates' policies inforce and applied for.

We add the following benefits automatically at no charge to each eligible policy:

..   Substitution Of Insured Person Rider (Available for policies with a minimum face amount of $100,000 unless it is issued as a result of an Option To Purchase Additional Insurance election or a conversion from a term life policy, see "You can change your policy's insured person" under "More information about procedures that apply to your policy.")

..   Living Benefits Rider (See "Your option to receive a terminal illness living benefit under the Living Benefits Rider" under "Accessing your money.")

..   Paid Up Death Benefit Guarantee Endorsement (See "Paid up death benefit guarantee" under "More information about policy features and benefits.")

..   Loan Extension Endorsement (See "Loan extension (for guideline premium test policies only)" under "Accessing your money.")

AXA Equitable or your financial professional can provide you with more information about these riders. Some of these benefits may be selected only at the time your policy is issued. Some benefits are not available in combination with others or may not be available in your state. The riders provide additional terms, conditions and limitations, and we will furnish samples of them to you on request. We can add, delete, or modify the riders we are making available, at any time before they become effective as part of your policy.

See also "Tax information" earlier in this prospectus for certain possible tax consequences and limitations of deleting riders or changing the death benefits under a rider.


ENHANCED NO LAPSE GUARANTEE RIDER. An optional rider may be elected at issue subject to our underwriting requirements that provides for a longer no lapse guarantee period than the one in your base policy. The minimum guarantee period is 15 years from the register date, and the maximum period is 30 years from register date if the insured is less than 56 years old or to the insured's attained age 85 for issue ages 56-70. Issue ages are 0-70. If you elect this rider at issue, and while the rider is in effect, the investment options available to you will be restricted to the AXA Strategic Allocation investment options. You must provide proper allocation instructions at the time you apply for this policy in order to have your policy issued with this rider. The policy guaranteed interest option will not apply while the extended no lapse guarantee rider remains in effect. The limitation amounts applicable under the extended no lapse guarantee rider may permit you to allocate different amounts into the guaranteed interest option. Please see "Appendix III: Policy variations" later in this prospectus for more information.


This rider, while in force, will prevent your policy from lapsing provided that all of the following conditions apply:

..   The rider has not terminated;

..   The guarantee premium test for no lapse guarantees has been satisfied (see
    "Guarantee premium test for the no lapse guarantees" under "More information about policy features and benefits"); and

..   Any policy loan and accrued loan interest does not exceed the policy account value.

..   RIDER TERMINATION. The Enhanced No Lapse Guarantee Rider will terminate on the earliest of the following:

   -- the date your policy ends without value at the end of a grace period;

   -- the date you surrender your policy;

   -- the expiration date of the enhanced no lapse guarantee period shown in your policy;

   -- the effective date of the election of the paid up death benefit guarantee;

   -- the date that a new insured person is substituted for the original insured person;

   -- the effective date of a requested increase in face amount during the extended no lapse guarantee period and after attained age 70 of the insured;

   -- the date the policy goes on loan extension; or

   -- the beginning of the policy month that coincides with or next follows the date we receive your written request to terminate the rider.

This rider cannot be restored once it has been terminated.

The Market Stabilizer Option(R) is not available if you elect the Enhanced No Lapse Guarantee Rider.

CASH VALUE PLUS RIDER (RIDER FORM NO. R11-10 OR STATE VARIATION)

In states where approved, an optional rider may be elected at issue that reduces the surrender charge if the policy is surrendered for its Net Cash Surrender Value in the first eight policy years. In order to elect the rider, the policy must have a minimum face amount of $250,000 per life when one or two policies are purchased on the lives of members of an insured group and $100,000 per life when policies are purchased on the lives of three or more members. We deduct $0.04 per $1,000 of the initial base policy face amount from your policy account value each month, while the rider is in effect.

The rider works by refunding all or a portion of the premium charge and waiving all or a portion of the surrender charge, if the policy is surrendered in full in its early years. The percentage of charges refunded or waived under the rider are as follows:

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SURRENDER IN POLICY PERCENT OF PREMIUM PERCENT OF SURRENDER
       YEAR          CHARGE REFUNDED*     CHARGES WAIVED
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         1                 100%        100%
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         2                 80%         100%
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         3                 33%         100%
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         4                  0%         100%
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         5                  0%         80%
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         6                  0%         65%
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         7                  0%         45%
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         8                  0%         25%
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    9 and later             0%          0%
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* The mortality and expense risk charge and other monthly charges are not refunded.

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

The net cash surrender value paid, including the reduction of the surrender charges and refund of a percentage of cumulative premium charges, if a policy is surrendered in full while this rider is in force, will not exceed the greater of:

1. a cumulative-based premium cap equal to the sum of premiums paid to the date of the surrender minus any partial withdrawals, outstanding loan and accrued loan interest; and

2. the net cash surrender value on the date of surrender calculated prior to any reduction or refund.

Thus, the cumulative-based premium cap may effectively limit the percentage of surrender charges waived and/or the percentage of premium charge refunded if a policy is surrendered in full while this rider is in force.

The reduction of the surrender charges does not apply if the policy is being exchanged or replaced during the first eight policy years with another life insurance policy or annuity contract on the insured person including (but not limited to) a 1035 exchange, nor does it apply to a proportionate surrender charge resulting from a face amount decrease. There is no refund of the premium charge if during the first three policy years the policy terminates after a grace period, is being exchanged or replaced with another life insurance policy or annuity contract on the insured person including (but not limited to) a 1035 exchange, nor does it apply to a face amount decrease.

Amounts available under the policy for loans and partial withdrawals continue to be calculated as if this rider was not part of the policy.

The premium load refund that would be applicable upon a complete surrender of the policy may increase the death benefit that is calculated when the claim is paid in the first 3 policy years in order for the policy to satisfy the definition of a "life insurance contract" under Section 7702 of the Code.

.. RESTORATION AFTER LAPSE. If your policy is restored after a lapse, the rider will also be restored unless you made a written request to terminate the rider.

.. RIDER TERMINATION. The rider will terminate on the earliest of the following dates: 1) The end of the eighth policy year; 2) The date the policy ends without value at the end of the Grace Period or otherwise terminates; 3) After the first policy anniversary, the effective date of a policy owner's written request to terminate this rider; or 4) The date the policyowner exercises the Substitution of Insured Option or Paid Up Death Benefit Guarantee.


This rider is not available if you elect the Long-Term Care Services/SM/ Rider. Please see "Appendices III and IV" later in this prospectus for more information on rider variations.

LONG-TERM CARE SERVICES/SM/ RIDER (PLEASE SEE APPENDICES III AND IV LATER IN THIS PROSPECTUS FOR RIDER VARIATIONS). The rider provides for the acceleration of all or part of the policy death benefit as a payment each month as a result of the insured person being a chronically ill individual who is receiving qualified long-term care services in accordance with a plan of care./(1)/ Benefits accelerated under this rider will be treated as a lien against the policy death benefit unless benefits are being paid under the optional Nonforfeiture Benefit. While this rider is in force and before any continuation of coverage under the optional Nonforfeiture Benefit, if elected, policy face amount increases and death benefit option changes from Option A to Option B are not permitted.

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(1)For a more complete description of the terms used in this section and conditions of this rider, please consult your rider policy form.

An individual qualifies as "chronically ill" if he has been certified by a licensed health care practitioner as being unable to perform (without substantial assistance from another person) at least two activities of daily living for a period of at least 90 days due to a loss of functional capacity; or requiring substantial supervision to protect such individual from threats to health and safety due to cognitive impairment.

Benefits are payable once we receive: 1) a written certification from a U.S. licensed health care practitioner that the insured person is a chronically ill individual and is receiving qualified long-term care services in accordance with a plan of care; 2) proof that the "elimination period," as discussed below, has been satisfied; and 3) written notice of claim and proof of loss in a form satisfactory to us. In order to continue monthly benefit payments, we require recertification by a U.S. licensed health care practitioner every twelve months from the date of the initial or subsequent certification that the insured person is still a chronically ill individual receiving qualified long-term care services in accordance with a plan of care. Otherwise, unless earlier terminated due to a change in status of the insured or payout of the maximum total benefit amount, benefit payments will terminate at the end of the twelve month period. We also, at our own expense, may have the insured person examined as often as we may reasonably require during a period of coverage. This rider may not cover all of the costs associated with long-term care services during the insured person's period of coverage.

The monthly rate charged for this rider varies based on the insured person's sex, issue age, class of risk and tobacco user status, as well as the benefit percentage selected and whether you selected the rider with or without the optional Nonforfeiture Benefit. See "Risk/benefit summary: Charges and expenses you will pay" earlier in this prospectus for more information on the charges we deduct for this rider.

If the net policy value is insufficient to cover the total monthly deductions for the base policy and any riders while benefits under this rider are being paid, we will not lapse the policy. While monthly benefits under the Long-Term Care Services/SM/ Rider are being paid, we will waive the monthly charge for the Long-Term Care Services/SM/ Rider.

We will pay up to the maximum total benefit for qualified long-term care services for the insured person for the duration of a period of coverage. During any period of coverage, the maximum total benefit is determined as of the first day of that period of coverage.

For policies with death benefit Option A, the maximum total benefit is equal to the current long-term care specified amount. For policies with death benefit Option A, the initial long term care specified amount is equal to the face amount of the base policy at issue multiplied by the acceleration percentage. You can select an acceleration percentage between 20% and 100%, subject to the minimum initial long-term care specified amount of $100,000.

For policies with death benefit Option B, the maximum total benefit is equal to the current long-term care specified amount, plus the policy account value. For policies with death benefit Option B, the initial long term care specified amount is equal to the face amount of the base policy multiplied by 100%. You do not select an acceleration percentage.

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

During any period of coverage (see below), the maximum Total Benefit is determined as of the first day of that period of coverage.

The initial long-term care specified amount may change due to subsequent policy transactions and will be reduced at the end of a period of coverage to reflect benefits paid during that period of coverage. Any request for a decrease in the policy face amount may reduce the current long-term care specified amount to an amount equal to the lesser of: (a) the new policy face amount multiplied by the acceleration percentage selected, or (b) the long-term care specified amount immediately prior to the face amount decrease. If you selected death benefit Option A, any partial withdrawal will reduce the current long-term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the amount of the withdrawal. If you selected death benefit Option B, the current long-term care specified amount will not be reduced.

The maximum monthly benefit is the maximum amount we or an affiliated company will pay in a month for qualified long-term care services for the insured person. Affiliates include AXA Equitable Life and Annuity Company, MONY Life Insurance Company of America, and U.S. Financial Life Insurance Company. The maximum monthly benefit payment amount that you can purchase from the issuer and its affiliates is limited to $50,000 per month, per insured person. At issue, the maximum monthly benefit is equal to the long-term care specified amount multiplied by the benefit percentage selected. After that, the maximum monthly benefit is equal to the maximum total benefit as of the first day of the first period of coverage, or on the date coverage under the Nonforfeiture Benefit begins, if earlier, multiplied by the benefit percentage selected.

Each month, the monthly benefit payment (a portion of which will be applied to repay any outstanding policy loan) for qualified long-term care services for the insured person is the lesser of:

1. the maximum monthly benefit (or lesser amount as requested, however, this may not be less than $500); or

2. the monthly equivalent of 200% of the per day limit allowed by the Health Insurance Portability and Accountability Act or "HIPAA." (We reserve the right to increase this percentage.) To find out the current per day limit allowed by HIPAA, go to www.irs.gov. We may also include this information in your policy's annual report.

We will pay a proportionate amount of the monthly benefit payment for services rendered for less than a full month.

When benefits are paid under this rider, we establish an accumulated benefit lien. This accumulated benefit lien amount will equal the cumulative amount of rider benefits paid (including any loan repayments) during a period of coverage. We deduct the accumulated benefit lien amount from the base policy death benefit if the insured person dies before the end of a period of coverage. We also reduce the cash surrender value, as described below.

.. ELIMINATION PERIOD. The Long-Term Care Services/SM/ Rider has an elimination period that is the required period of time while the rider is in force that must elapse before any benefit is available to the insured person under this rider. The elimination period is 90 days, beginning on the first day of any qualified long-term care services that are provided to the insured person. Generally, benefits under this rider will not be paid until the elimination period is satisfied, and benefits will not be retroactively paid for the elimination period. The elimination period can be satisfied by any combination of days of a long-term care facility stay or days of home health care. The days do not have to be continuous, but the elimination period must be satisfied within a consecutive period of 24 months starting with the month in which such services are first provided. If the elimination period is not satisfied within this time period, you must submit a new claim for benefits under this rider. This means that a new elimination period of 90 days must be satisfied within a new 24 month period. The elimination period must be satisfied only once while this rider is in effect.

.. PERIOD OF COVERAGE. The period of coverage is the period of time during which the insured person receives services that are covered under the Long-Term Care Services/SM/ Rider and for which benefits are payable. This begins on the first day covered services are received after the end of the elimination period. A period of coverage will end on the earliest of the following dates:

1. the date we receive the notice of release which must be sent to us when the insured person is no longer receiving qualified long-term care services;

2. the date we discover the insured person is no longer receiving Qualified Long-Term Care Services in accordance with the Plan of Care written for that Period of Coverage;

3. the date you request that we terminate benefit payments under this rider;

4. the date the accumulated benefit lien amount equals the maximum total benefit (or if your coverage is continued as a Nonforfeiture benefit, the date the maximum total Nonforfeiture Benefit has been paid out);

5. the date you surrender the policy (except to the extent of any Nonforfeiture Benefit you may have under the rider);

6. the date we make a payment under the living benefits rider (for terminal illness) if it occurs before coverage is continued as a Nonforfeiture Benefit; or

7. the date of death of the insured person.

During a period of coverage before coverage is continued as a Nonforfeiture
Benefit:

1. Partial withdrawals, face amount decreases and premium payments are not permitted.

2. The policy death benefit will not be less than the maximum total benefit.

3. Each monthly benefit payment will increase the accumulated benefit lien amount by the amount of the payment--including any loan repayment. The accumulated benefit lien amount will be deducted from the policy death benefit in determining the insurance benefit we pay.

4. For the purposes of determining the cash surrender value of this policy, the policy face amount and the unloaned policy account value will be reduced by a percentage. For policies with death benefit Option A, the percentage will be equal to the accumulated

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS benefit lien amount divided by the policy face amount. For policies with death benefit Option B, the percentage will be equal to the accumulated benefit lien amount divided by the policy face amount plus the unloaned policy account value. For all policies, the percentage will not be more than 100% and the unloaned policy account value will not be reduced by more than the accumulated benefit lien amount. Any applicable surrender charge will be reduced on a pro rata basis for the reduction in the policy face amount.

5. If there is an outstanding policy loan (and accrued loan interest) at the time we make a benefit payment, an amount equal to a percentage of the loan and accrued loan interest will be deducted from the monthly benefit payment and used as a loan repayment and will reduce the amount otherwise payable to you. This percentage will equal the monthly benefit payment divided by the portion of the maximum total benefit that we have not accelerated to date.

6. The loan extension and paid up death benefit guarantee endorsements will no longer be applicable at any time once benefits are paid under this rider .

7. Transfers of any unloaned policy account value allocated to the guaranteed interest option or to the variable investment options are permitted. We do, however, reserve the right to restrict the variable investment options available to you during a period of coverage. If we exercise this right, we will notify you of such restrictions in advance.

After a period of coverage ends before coverage is continued as a Nonforfeiture
Benefit:

1. The base policy face amount and the unloaned policy account value will each be reduced by a percentage. For policies with death benefit Option A, the percentage will be equal to the accumulated benefit lien amount divided by the base policy face amount. For policies with death benefit Option B, the percentage will be equal to the accumulated benefit lien amount divided by the base policy face amount plus the unloaned policy account value. For all policies, the percentage will not be more than 100% and the unloaned policy account value will not be reduced by more than the accumulated benefit lien amount.

2. Any applicable surrender charges will be reduced on a pro rata basis for the reduction in the policy face amount.

3. The long-term care specified amount will be reduced by a percentage equal to the accumulated benefit lien amount, divided by the maximum total benefit. If after this calculation, the long-term care specified amount would be greater than the base policy face amount, the long-term care specified amount will be further reduced to the base policy face amount.

4. For any subsequent period of coverage, the maximum monthly benefit will be equal to the maximum monthly benefit during the initial period of coverage.

5. The premium fund values that are used by us to determine whether a guarantee against policy lapse or a guarantee of death benefit protection is in effect will also be reduced pro rata to the reduction in the base policy face amount.

6. Any remaining balance for an outstanding loan and accrued loan interest will not be reduced.

7. The accumulated benefit lien amount is reset to zero.

If any MSO Segments are in effect, they will be terminated with corresponding early distribution adjustments, and the MSO Segment values will be reallocated to the variable investment options and your GIO based on your premium allocations then in effect.

The reduction in your policy account value will reduce your unloaned value in the guaranteed interest option and your values in the variable investment options in accordance with your monthly deduction allocation percentages then in effect. If we cannot make the reduction in this way, we will make the reduction based on the proportion that your unloaned values in the guaranteed interest option and your values in the variable investment options bear to the total unloaned value in your policy account.

After the period of coverage has ended, we will provide you with notice of the adjusted values.

If the entire maximum total benefit has been paid out, the period of coverage will end, policy values will be adjusted as described above, and this rider will terminate. If the net policy account value is insufficient to cover the monthly deductions, the policy will terminate subject to the grace period provision.

..   RIDER TERMINATION. This rider will terminate, and no further benefits will be payable (except, where applicable, as may be provided under the "Extension of Benefits" and the "Nonforfeiture Benefit" provisions of this rider), on the earliest of the following:

1. at any time after the first policy year, on the next monthly anniversary on or following the date we receive your written request to terminate this rider;

2. upon termination or surrender of the policy;

3. the date of the insured person's death;

4. the date when the accumulated benefit lien amount equals the maximum total benefit amount;

5. the effective date of the election of the paid up death benefit guarantee;

6. the date you request payment under a living benefits rider due to terminal illness of the insured person (whether or not monthly benefit payments are being made as of such date) if it occurs before coverage is continued as a Nonforfeiture Benefit;

7. the date the policy goes on loan extension if it occurs before coverage is continued as a Nonforfeiture Benefit; or

8. on the date that a new insured person is substituted for the original insured person under the terms of any substitution of insured rider if it occurs before coverage is continued as a Nonforfeiture Benefit.

If this rider does not terminate, it will remain in force as long as the policy remains in force. This rider may be restored after termination if certain qualifications for restoration of rider benefits are met.

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

..   EXTENSION OF BENEFITS. If your policy lapses, terminating this rider, while the insured person is confined in a long-term care facility but before any rider benefits have been paid for a current period of coverage, benefits for that confinement may be payable provided that the confinement began while this rider was in force and the confinement continues without interruption after rider termination. Benefits may continue until the earliest of the following dates: (a) the date the insured person is discharged from such confinement (in this case, the maximum total benefit will be reduced by rider benefits that have been paid out); (b) the date the maximum total benefit has been paid; or (c) the date of death of the insured person. If benefits are payable under this provision, there will be no death benefit payable to the beneficiary or beneficiaries named in the base policy.

NONFORFEITURE BENEFIT

For a higher monthly charge, you can elect the Long-Term Care Services/SM/
Rider with the Nonforfeiture Benefit. The Nonforfeiture Benefit may continue coverage under the rider in a reduced benefit amount in situations where
(a) the Long-Term Care Services/SM/ Rider would otherwise terminate; (b) you have not already received benefits (including any loan repayments) that equal or exceed the total charges deducted for the rider; and (c) your policy and Long-Term Care Services/SM/ Rider were in force for at least three policy years.

While the Nonforfeiture Benefit is in effect, all of the provisions of the Long-Term Care Services/SM/ Rider remain applicable to you. The maximum total Nonforfeiture Benefit will be the greater of:

   (a)One month's maximum monthly benefit and

   (b)The sum of all charges deducted for the Long-Term Care Services/SM/ Rider (with the Nonforfeiture Benefit). This amount excludes any charges that may have previously been waived while rider benefits were being paid.

The maximum total Nonforfeiture Benefit will be reduced (but not below zero) by all monthly benefit payments paid under the rider, including any loan repayments and any payments made under the "Extension of Benefits" and "Nonforfeiture Benefit" provisions. Also, the maximum total Nonforfeiture Benefit will not exceed the maximum total benefit under the rider as of the date coverage under the Nonforfeiture Benefit begins.

Coverage under the Nonforfeiture Benefit begins on the date the Long-Term Care Services/SM/ Rider would otherwise terminate for one of the following reasons (unless benefits are being continued under the "Extension of Benefits" provision of the rider):

(1)We receive your written request to terminate the Long-Term Care Services/SM/ Rider;

(2)You surrender your policy;

(3)Your policy terminates without value at the end of a grace period; or

(4)You elect a Paid Up death benefit guarantee.

If benefits are being continued under the "Extension of Benefits" provision of the rider and the maximum total benefit has not been paid out, coverage under the Nonforfeiture Benefit begins on the date the insured is discharged from a long-term care facility.

Once in effect, the Nonforfeiture benefit will continue long-term care coverage under a paid-up status until the earliest of (a) the death of the insured, and
(b) the date the maximum total Nonforfeiture Benefit has been paid out and reduced to zero during a period of coverage. If coverage is continued under the Nonforfeiture benefit, you will receive additional information regarding the benefit, including the maximum total Nonforfeiture Benefit amount.

For tax information concerning the Long-Term Care Services/SM/ Rider, see "Tax information" earlier in this prospectus.

CHARITABLE LEGACY RIDER. An optional rider may be elected at issue that provides an additional death benefit of 1% of the base policy face amount to the qualified charitable organization(s) chosen by the policy owner at no additional cost. This rider is only available at issue and an accredited charitable beneficiary must be named at that time. The rider is available for base policy face amounts of $1 million and above, where the minimum benefit would be $10,000 and the maximum benefit would be $100,000 (i.e. for face amounts of $10 million and above).

If the base policy face amount is reduced after issue for any reason, the benefit will be payable on the face amount at the time of the insured's death, provided the face amount is at least $1 million. If the face amount has been decreased below $1 million at the time of death, then no benefit is payable.

The designated beneficiary of this rider must be an organization exempt from federal taxation under Section 501(c) of the Code and listed in Section 170(c) of the Code as an authorized recipient of charitable contributions. See www.IRS.gov for valid organizations.

..   RIDER TERMINATION. The charitable legacy rider will terminate and no further benefits will be paid on the earliest of the following:

   -- the termination of the policy;

   -- the surrender of the policy;

   -- the date we receive the policy owner's written request to terminate the rider;

   -- the date of the insured's death; or

   -- the date the policy is placed on loan extension.

If the base policy lapses and is subsequently restored, the rider will be reinstated. The rider will not be terminated if the policy owner executes the Substitution Of Insured Person Rider or elects the paid up death benefit guarantee.

CUSTOMER LOYALTY CREDIT

We provide a customer loyalty credit for policies that have been in force for more than 8 years. This is added to your policy account value each month. The dollar amount of the credit is a percentage of the total amount you then have in your policy account, but excluding any value we are holding as collateral for any policy loans.

The credit begins in the policy's 9th year. The percentage credit is currently at an annual rate as described in the charts below depending upon the issue age of the insured, the death benefit option you elected at issue, the policy duration and the level at which the policy is funded. If at the end of the first 7 policy years, the cumulative amount of premiums that you have paid to date (less any partial withdrawals) then: (i) if you elected at issue the death benefit Option A and is less than 16 "target premiums" for issue ages 18 - 58 or less than 12 "target premiums" for issue ages 0 - 17 and issue ages 59 and above, OR (ii) if you elected at issue the death benefit Option B and is less than 13 "target premiums" for issue ages 18 - 58 or

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS less than 11 "target premiums" for issue ages 0 - 17 and issue ages 59 and above the percentage credit will be as follows:

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ISSUE                              CREDIT                           CREDIT
AGE      DURATION                  AMOUNT DURATION                  AMOUNT
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 0 - 29  Policy yrs 9 - 35         0.25%  Policy yrs 36+            0.40%
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30 - 39  Policy yrs 9 - 25         0.20%  Policy yrs 26+            0.35%
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40 - 49  Policy yrs 9 - 20         0.15%  Policy yrs 21+            0.30%
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50 - 59  Policy yrs 9 - 15         0.15%  Policy yrs 16+            0.20%
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 60 +    Policy yrs 9+             0.15%
--------------------------------------------------------------------------

Otherwise, the percentage credit will be as follows:

--------------------------------------------------------------------------
ISSUE                              CREDIT                           CREDIT
AGE      DURATION                  AMOUNT DURATION                  AMOUNT
--------------------------------------------------------------------------
 0 - 29  Policy yrs 9 - 27         0.25%  Policy yrs 28+            0.55%
--------------------------------------------------------------------------
30 - 39  Policy yrs 9 - 18         0.25%  Policy yrs 19+            0.55%
--------------------------------------------------------------------------
40 - 49  Policy yrs 9 - 14         0.30%  Policy yrs 15+            0.55%
--------------------------------------------------------------------------
50 - 59  Policy yrs 9 - 10         0.30%  Policy yrs 11+            0.55%
--------------------------------------------------------------------------
 60 +    Policy yrs 9+             0.30%
--------------------------------------------------------------------------

The "target premium" is actuarially determined for each policy, based on that policy's characteristics, as well as the death benefit option at issue and the policy's face amount. The illustrations of Policy Benefits that your financial professional will provide will contain more information regarding the amount of premiums that must be paid in order for the higher percentage credit to be applicable to your policy.


This credit is not guaranteed.


VARIATIONS AMONG INCENTIVE LIFE OPTIMIZER(R) II POLICIES

Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy.

AXA Equitable also may vary or waive the charges (including surrender charges) and other terms of Incentive Life Optimizer(R) II where special circumstances (including certain policy exchanges) result in sales or administrative expenses or mortality risks that are different from those normally associated with Incentive Life Optimizer(R) II. We will make such variations only in accordance with uniform rules that we establish.


AXA Equitable or your financial professional can advise you about any variations that may apply to your policy or see Appendices III and IV later in this prospectus for more information.


YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS

BENEFICIARY OF DEATH BENEFIT. You designate your policy's beneficiary in your policy application. You can change the beneficiary at any other time during the insured person's life. If no beneficiary is living when the insured person dies, we will pay the death benefit proceeds in equal shares to the insured person's surviving children. If there are no surviving children, we will instead pay the insured person's estate.

PAYMENT OF DEATH BENEFIT. We will pay any death benefit in a single sum. If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the "AXA Equitable Access Account", which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. AXA Equitable will retain the funds until a draft is presented for payment. Interest on the AXA Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The AXA Equitable Access Account is part of AXA Equitable's general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The AXA Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

A beneficiary residing outside the U.S., however, cannot elect the AXA Equitable Access Account. If the beneficiary is a trust that has two or fewer trustees, death benefit proceeds can be paid through the AXA Equitable Access Account.

If a financial professional has assisted the beneficiary in preparing the documents that are required for payment of the death benefit, we will send the AXA Equitable Access Account checkbook or check to the financial professional within the periods specified for death benefit payments under "When we pay policy proceeds," later in this prospectus. Our financial professionals will take reasonable steps to arrange for prompt delivery to the beneficiary.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS


This is provided for information purposes only. Since the contracts are no longer available to new purchasers, this cancellation provision is no longer applicable.


You may cancel your policy by returning the policy along with a properly signed and completed written request for cancellation to our Administrative Office or, in some states, to the agent who sold it to you or any agent of AXA Equitable, by the 10th day after you receive it (or such longer period as required under state law). Your coverage will terminate as of the business day we receive your request at our Administrative Office (or, in some states, as of the business day the agent receives your request).

In most states, we will refund the policy account value calculated as of the business day we receive your request for cancellation at our Administrative Office (or, in some states, as of the business day the agent receives your request), plus any charges that were deducted from premiums that were paid and from the policy account value, less any outstanding loan and accrued loan interest. In other states, we will refund the premiums that were paid, less any outstanding loan and accrued loan interest. Your policy will set forth the specific terms of your "Right to Examine" the policy.

Please also see "Your right to cancel within a certain number of days" under "About the Market Stabilizer Option(R)" earlier in this prospectus on how amounts you allocated to the MSO are returned to you.

In addition to the cancellation right described above, you have the right to surrender your policy, rather than cancel it. Please see "Surrendering your policy for its net cash surrender value," earlier in this prospectus. Surrendering your policy may yield results different than canceling your policy, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the policy. Please see "Tax information," earlier in this prospectus for possible consequences of cancelling your policy.

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

11. More information about certain policy charges

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DEDUCTING POLICY CHARGES

PURPOSES OF POLICY CHARGES. The charges under the policies are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the policies. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the policies. If, as we expect, the charges that we collect from the policies exceed our total costs in connection with the policies, we will earn a profit. Otherwise, we will incur a loss. In addition to the charges described below, there are also charges at the Portfolio level, which are described in the prospectuses of the Portfolios in which the funds invest. For additional information on all policy charges, see "Risk/benefit summary:
Charges and expenses you will pay."

TRANSACTION CHARGES

On the first day of each policy month, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below (see "Periodic charges" below). In addition, charges may be deducted for transactions such as premium payments, policy surrenders, requested decreases in face amount, or transfers among investment options.

.. PREMIUM CHARGE. We deduct an amount not to exceed 6% from each premium payment you send us. Currently, we reduce this charge to 4% after an amount equal to two "target premiums" has been paid. The "target premium" is actuarially determined for each policy, based on that policy's specified characteristics death benefit option, as well as the policy's face amount, among other factors. In addition, if your policy includes the Cash Value Plus Rider, a portion of the deductions from premiums will be refunded upon surrender within the first three policy years, subject to a cumulative premium-based cap on the rider benefits (see "Cash Value Plus Rider" in "More information about policy features and benefits" earlier in this prospectus). A similar charge applies to premiums attributed to requested face amount increases that are above your highest previous face amount. The premium charge is designed in part to defray sales and tax expenses we incur that are based on premium payments.

.. SURRENDER CHARGES. If you give up this policy for its net cash surrender value before the end of the tenth policy year, or within the first ten years after a face amount increase over the previous highest base policy face amount, we will subtract a surrender charge from your policy account value. The surrender charge in the first policy month of each policy year is shown in your policy. The initial surrender charge will be between $8.71 and $45.91 per $1,000 of initial base policy face amount, or base policy face amount increase. The surrender charge declines uniformly in equal monthly amounts within each policy year until it reaches zero in the twelfth month of policy year ten. The initial amount of surrender charge depends on each policy's specific characteristics. In addition, if your policy includes the Cash Value Plus Rider, the surrender charges are reduced, subject to a cumulative premium-based cap on the rider benefits (see "Cash Value Plus Rider" in "More information about policy features and benefits" earlier in this prospectus). Changes in the base policy face amount resulting from a change in death benefit option will not be considered in computing the previous highest face amount.

The surrender charge attributable to each increase in your policy's face amount is in addition to any remaining surrender charge attributable to the policy's initial face amount.

The surrender charges are contingent deferred sales charges. They are contingent because you only pay them if you surrender your policy for its net cash surrender value (or request a reduction in its face amount, as described below). They are deferred because we do not deduct them from your premiums. Because the surrender charges are contingent and deferred, the amount we collect in a policy year is not related to actual expenses for that year.

The surrender charges assessed in connection with giving up this policy or with reductions in policy face amount are intended, in part, to compensate us for the fact that it takes us time to make a profit on your policy, and if you give up or reduce the face amount of your policy in its early years, we do not have the time to recoup our costs.

.. REQUEST A DECREASE IN YOUR POLICY'S FACE AMOUNT. If there is a requested base policy face amount reduction within the first ten policy years or within ten years following a face amount increase, or the paid-up death benefit guarantee is elected for a reduced amount during a surrender charge period, a proportionate surrender charge will be deducted from your policy account value.

Assuming you have not previously changed the base policy face amount, a proportionate surrender charge will be determined by dividing the amount of the reduction in base policy face amount by the initial base policy face amount of insurance, and then multiplying that fraction by the surrender charge immediately before the reduction. The proportionate surrender charge will not exceed the unloaned policy account value at the time of the reduction. If a proportionate surrender charge is made, the remaining surrender charge will be reduced proportionately. We will not deduct a proportionate surrender charge if the reduction resulted from a change in death benefit option or a partial withdrawal.

If there have been prior increases in face amount, the decrease will be deemed to cancel, first, each increase in reverse chronological order (beginning with the most recent) and then the initial face amount. We will deduct from your policy account value any surrender charge that is associated with any portion of the face amount that is thus deemed to be canceled.

.. TRANSFERS AMONG INVESTMENT OPTIONS. Although we do not currently charge for transfers among investment options, we reserve the right to make a transfer charge up to $25 for each transfer of amounts among your investment options. The transfer charge, if any, is deducted from the amounts transferred from your policy's value in the variable investment options and in our guaranteed interest option based on the proportion that the amount transferred from each variable investment option and from our guaranteed interest option bears to the total amount being transferred. Any such charge

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES would be, in part, to compensate us for our expenses in administering transfers. The charge will never apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automated transfer service or asset rebalancing service. Nor will this charge apply to any transfers to or from the "MSO" or any transfers to or from any Holding Account that we make available in connection with the MSO. Please see "About the Market Stabilizer Option(R)" earlier in this prospectus for information about the MSO and the related "Holding Account."

SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. Please note that we may discontinue some or all of these services without notice.

.. WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

.. EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

.. POLICY ILLUSTRATION CHARGE. Currently, you are entitled to one free illustration each policy year. For each additional illustration, we charge $25. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

.. DUPLICATE POLICY CHARGE. We charge $35 for providing a copy of your policy. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

.. POLICY HISTORY CHARGE. We charge a maximum of $50 for providing you a history of policy transactions. If you request a policy history of less than 5 years from the date of your request, there is no charge. If you request a policy history of more than 5 years but less than 10 years from the date of your request, the current charge is $25. For policy histories of 10 years or more, the charge is $50. For all policy histories, we reserve the right to charge a maximum of $50. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

.. CHARGE FOR RETURNED PAYMENTS. For each payment you make in connection with your policy that is returned for insufficient funds, we will charge a maximum of $25.

PERIODIC CHARGES

On the first day of each month of the policy, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below.

.. ADMINISTRATIVE CHARGE. In the first policy year, we deduct $15 from your policy account value at the beginning of each policy month. Currently, in all subsequent policy years we deduct $10 at the beginning of each policy month, but not beyond the policy anniversary when the insured person is attained age
100. We reserve the right to increase or decrease this amount in the future, although it will never exceed $10 and will never be deducted beyond the policy anniversary when the insured person is attained age 121. In addition we currently deduct between $0.09 and $0.34 per $1,000 of your initial base policy face amount and any face amount increase above the previous highest face amount at the beginning of each policy month in the first ten policy years and for ten years following a face amount increase. We reserve the right to continue this charge beyond the ten year period previously described, but it will never be deducted beyond the policy anniversary when the insured person is attained age
121. The administrative charge is intended, in part, to compensate us for the costs involved in administering the policy.

.. COST OF INSURANCE CHARGE. The cost of insurance rates vary depending on a number of factors, including, but not limited to, the individual characteristics of the insured, the face amount and the policy year. The monthly cost of insurance charge is determined by multiplying the cost of insurance rate that is then applicable to your policy by the amount we have at risk under your policy divided by $1,000. Our amount at risk (also described in your policy as "net amount at risk") on any date is the difference between
(a) the death benefit that would be payable if the insured person died on that date and (b) the then total account value under the policy. A greater amount at risk, or a higher cost of insurance rate, will result in a higher monthly charge. The cost of insurance rates are intended, in part, to compensate us for the cost of providing insurance to you under your policy.

Generally, the cost of insurance rate increases from one policy year to the next. This happens automatically because of the insured person's increasing age.

On a guaranteed basis, we may deduct between $0.02 and $83.34 per $1,000 of the amount for which we are at risk under your policy from your policy account value each month (but not beyond the policy anniversary date when the insured person is attained age 121). As the amount for which we are at risk at any time is the death benefit (calculated as of that time) minus your policy account value at that time, changes in your policy account value resulting from the performance of your investment options can affect your amount at risk, and as a result, your cost of insurance. In addition, our current non-guaranteed cost of insurance rates are zero for policy years in which the insured person's attained age is 100 or older. Our cost of insurance rates are guaranteed not to exceed the maximum rates specified in your policy. For most insured persons at most ages, our current (non-guaranteed) rates are lower than the maximum rates. However, we have the ability to raise these rates up to the guaranteed maximum at any time, subject to any necessary regulatory approvals.

The guaranteed maximum cost of insurance rates for gender neutral Incentive Life Optimizer(R) II policies for insureds who are age 18 or above are based on the 2001 Commissioner's Standard Ordinary 80% Male, 20% Female, Smoker or Nonsmoker Ultimate Age Nearest Birthday Mortality Table. The guaranteed maximum cost of insurance rates for gender neutral Incentive Life Optimizer(R) II policies for insureds who are under age 18 are based on the 2001 Commissioner's Standard Ordinary 80% Male, 20% Female Composite Ultimate Age Nearest Birthday Mortality Tables. For all other policies, for insureds who are age 18 or above, the guaranteed maximum cost of

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES insurance rates are based on the 2001 Commissioner's Standard Ordinary Male or Female, Smoker or Nonsmoker Ultimate Age Nearest Birthday Mortality Tables. For insureds who are under age 18, the guaranteed maximum cost of insurance rates are based on the 2001 Commissioner's Standard Ordinary Male or Female Composite Ultimate Age Nearest Birthday Mortality Tables.

Our cost of insurance rates will generally be lower (except for gender-neutral policies and in connection with certain employee benefit plans) if the insured person is a female than if a male. They also will generally be lower for non-tobacco users than tobacco users and lower for persons that have other highly favorable health characteristics, as compared to those that do not. On the other hand, insured persons who present particular health, occupational or avocational risks may be charged higher cost of insurance rates and other additional charges as specified in their policies. In addition, the current (non-guaranteed) rates also vary depending on the duration of the policy (i.e., the length of time since the policy was issued).

For policies issued at ages 0-17, an insured person's cost of insurance rate is not based on that person's status as a tobacco user or non-tobacco user. Effective with the policy anniversary when that insured person reaches attained age 18, non-tobacco user cost of insurance rates will be charged for that person. That insured person may also be eligible for a more favorable rating, subject to our underwriting rules.

We offer lower rates for non-tobacco users only if they are at least age 18. You may generally ask us to review the tobacco habits of an insured person issue age 18 or over in order to change the charge from tobacco user rates to non-tobacco user rates. The change, if approved, may result in lower future cost of insurance rates beginning on the effective date of the change to non-tobacco user rates.

The change will be based upon our general underwriting rules in effect at the time of application, and may include criteria other than tobacco use status as well as a definition of tobacco use different from that applicable at the time this policy was issued.

Similarly, after the first policy year, you may request us to review the insured person's rating to see if they qualify for a reduction in future cost of insurance rates. Any such change will be based upon our general underwriting rules in effect at the time of application, and may include various criteria.

For information concerning possible limitations on any changes, please see "Other information" in "Tax information" earlier in this prospectus.

The change in rates, if approved, will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. This change may have adverse tax consequences.

For policies with a minimum stated face amount of $25,000 which are issued as a result of an Option to Purchase Additional Insurance election or a conversion from a term life policy or rider, our cost of insurance rates also depend on how large the face amount is at the time we deduct the charge. Generally, under these circumstances, the current (non-guaranteed) cost of insurance rates are lower for face amounts of $100,000 and higher. For this purpose, however, we will take into account all face amount decreases, whatever their cause. Therefore, a decrease in face amount may cause your cost of insurance rates to go up.

.. MORTALITY AND EXPENSE RISK CHARGE. We will collect a monthly charge for mortality and expense risk. We are committed to fulfilling our obligations under the policy and providing service to you over the lifetime of your policy. Despite the uncertainty of future events, we guarantee that monthly administrative and cost of insurance deductions from your policy account value will never be greater than the maximum amounts shown in your policy. In making this guarantee, we assume the mortality risk that insured persons (as a group) will live for shorter periods than we estimated. When this happens, we have to pay a greater amount of death benefit than we expected to pay in relation to the cost of insurance charges we received. We also assume the expense risks that the cost of issuing and administering policies will be greater than we expected. This charge is designed, in part, to compensate us for taking these risks.

We deduct a monthly charge at an annual rate of 0.85% of the value in your policy's variable investment options and MSO Segments during the first 8 policy years, with no charge in policy year 9 and thereafter. We reserve the right to increase or decrease this charge in the future, although it will never exceed 1.00% during policy years 1 - 10, and 0.50% during policy years 11 and later. This charge will be calculated at the beginning of each policy month as a percentage of the amount of the policy account that is then allocated to the variable investment options and MSO Segments.

.. LOAN INTEREST SPREAD. We charge interest on policy loans but credit you with interest on the amount of the policy account we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit. The loan interest spread will not exceed 1%. However, for amounts of policy loans allocated to MSO Segments, the loan interest spread may be as high as 5% (2% for New York and Oregon policies). We deduct this charge on each policy anniversary date, or on loan termination, if earlier. For more information on how this charge is deducted, see "Borrowing from your policy" under "Accessing your money" earlier in this prospectus. As with any loan, the interest we charge on the loans is intended, in part, to compensate us for the time value of the money we are lending and the risk that you will not repay the loan.

OPTIONAL RIDER CHARGES

If you elect the following riders, the charge for each rider is deducted from your policy account value on the first day of each policy month that the rider is in effect. The rider charges are designed to offset the cost of providing the benefit under the rider. The costs of each of the riders below are designed, in part, to compensate us for the additional insurance risk we take on in providing each of these riders and the administrative costs involved in administering them:

.. CHILDREN'S TERM INSURANCE. If you choose this rider, we deduct $0.50 per $1,000 of rider benefit amount from your policy account value each month until the insured under the base policy reaches age 65, while the rider is in effect. The charge for this rider does not vary depending upon the specifics of your policy. However, we will continue to charge you for the rider, even after all of your children, stepchildren and legally adopted children have reached age 25 (when a child's coverage under the rider terminates), unless you notify us in writing that you wish to cancel this rider.

.. DISABILITY DEDUCTION WAIVER. If you choose this rider, we deduct an amount from your policy account value each month until

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES the insured under the base policy reaches age 65, while the rider is in effect. This amount is between 7% and 132% of all the other monthly charges (including charges for other riders elected) deducted from your policy account value on a guaranteed basis. The current monthly charges for this rider may be lower than the maximum monthly charges.

.. DISABILITY PREMIUM WAIVER. If you choose this rider, we deduct an amount from your policy account value each month until the insured under the policy reaches age 65 and while the rider is in effect. This amount is between $0.01 and $0.60 per $1,000 of initial base policy face amount on a guaranteed basis. We will establish a similar charge for requested base policy face amount increases. If you also select certain of the other optional riders available under your policy, we will deduct additional amounts from your policy account value per $1,000 of rider benefit amount each month while both the other rider and this rider are in effect. These amounts are in addition to the charges for the riders themselves. The current monthly charges for this rider may be lower than the maximum monthly charges.

.. LONG-TERM CARE SERVICES/SM/ RIDER. If you choose this rider without the Nonforfeiture Benefit, on a guaranteed basis, we may deduct between $0.22 and $2.67 per $1,000 of the amount for which we are at risk under the rider from your policy account value each month. If you choose this rider with the Nonforfeiture Benefit, on a guaranteed basis, we may deduct between $0.25 and $2.94 per $1,000 of the amount for which we are at risk under the rider. We will deduct this charge until the insured reaches age 121 while the rider is in effect, but not when rider benefits are being paid. The amount at risk under the rider depends on the death benefit option selected under the policy. For policies with death benefit Option A, the amount at risk for the rider is the lesser of (a) the current policy face amount, minus the policy account value (but not less than zero); and (b) the current long-term care specified amount. For policies with death benefit Option B, the amount at risk for the rider is the current long-term care specified amount. The current monthly charges for this rider may be lower than the maximum monthly charges.

If you continue coverage under the Nonforfeiture Benefit, the charge for the rider will no longer apply.

.. OPTION TO PURCHASE ADDITIONAL INSURANCE. If you choose this rider, we deduct between $0.04 and $0.17 per $1,000 of the Option To Purchase Additional Insurance from your policy account value each month until the insured under the base policy reaches age 40 while the rider is in effect.

.. CHARITABLE LEGACY RIDER. There is no additional charge if you choose this rider.

.. ENHANCED NO LAPSE GUARANTEE RIDER. There is no additional charge if you choose this rider.


.. CASH VALUE PLUS RIDER. If you choose this rider, we deduct $0.04 per $1,000 of your initial base policy face amount from your policy account value each month until the earlier of the end of the eighth policy year or termination of the policy or termination of the rider. The charge for this rider does not vary depending upon the specifics of your policy. The current monthly charge for this rider may be lower than the maximum monthly charge of $0.04 per $1,000 of your initial base policy face amount. You must notify us in writing if you wish to cancel this rider. Please see "Appendix III: Policy variations" later in this prospectus for more information on the charge applicable under the prior version of this rider.


.. ADDING THE LIVING BENEFITS RIDER. If you elect the Living Benefits Rider after the policy is issued, we will deduct $100 from your policy account value at the time of the transaction. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

.. EXERCISE OF OPTION TO RECEIVE A TERMINAL ILLNESS "LIVING BENEFIT." If you elect to receive a terminal illness "living benefit," we will deduct up to $250 from any living benefit we pay. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

MARKET STABILIZER OPTION(R)

There is a current percentage charge of 1.40% of any policy account value allocated to each Segment. We reserve the right to increase or decrease the charge although it will never exceed 2.40%. Of this percentage charge, 0.75% will be deducted on the Segment Start Date from the amount being transferred from the MSO Holding Account into the Segment as an up-front charge ("Variable Index Benefit Charge"), with the remaining 0.65% annual charge (of the current Segment Account Value) being deducted from the policy account on a monthly basis during the Segment Term ("Variable Index Segment Account Charge").

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                                                   CURRENT NON- GUARANTEED
                   MSO CHARGES                      GUARANTEED   MAXIMUM
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Variable Index Benefit Charge                         0.75%       0.75%
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Variable Index Segment Account Charge                 0.65%       1.65%
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Total                                                 1.40%       2.40%
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This fee table applies specifically to the MSO and should be read in conjunction with the "Tables of the policy charges" under "Risk/ benefit summary: charges and expenses you will pay" earlier in this prospectus and also see "Loan interest spread" earlier in this section for information regarding the "spread" you would pay on any policy loan.

The base policy's mortality and expense risk charge and current non-guaranteed Customer Loyalty Credit will also be applicable to a Segment Account Value or any amounts held in the MSO Holding Account. The mortality and expense risk charge is part of the policy monthly charges. Please see "How we deduct policy monthly charges during a Segment Term" for more information. The Customer Loyalty Credit offsets some of the monthly charges.


If a Segment is terminated prior to maturity by policy surrender, or reduced prior to maturity by monthly deductions (if other funds are insufficient) or by loans or a Guideline Premium Force-out, we will refund a proportionate amount of the Variable Index Benefit Charge corresponding to the surrender or reduction and the time remaining until Segment Maturity. The refund will be administered as part of the Early Distribution Adjustment process. This refund will increase your surrender value or remaining Segment Account Value, as appropriate. Please see Appendix I later in this prospectus for an example and further information.


Any portion of a loan allocated to an individual Segment will generate a corresponding Early Distribution Adjustment of the Segment Account Value and be subject to a higher guaranteed maximum loan spread (2% for policies with a contract state of New York and Oregon and 5% for other policies).

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees.

..   Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES

12. More information about procedures that apply to your policy

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This section provides further detail about certain subjects that are addressed in the previous pages. The following discussion generally does not repeat the information already contained in those pages.

DATES AND PRICES AT WHICH POLICY EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your policy will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

DATE OF RECEIPT. Where this prospectus refers to the day when we receive a payment, request, election, notice, transfer or any other transaction request from you, we usually mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our Administrative Office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

BUSINESS DAY. Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. We compute unit values for our variable investment options as of the end of each business day.

PAYMENTS YOU MAKE. The following are reflected in your policy as of the date we receive them in complete and proper form:

..   premium payments received after the policy's investment start date
    (discussed below)

..   loan repayments and interest payments

REQUESTS YOU MAKE. The following transactions occur as of the date we receive your request in complete and proper form:

..   withdrawals

..   tax withholding elections

..   face amount decreases that result from a withdrawal

..   changes of allocation percentages for premium payments or monthly deductions

..   surrenders

..   changes of owner

..   changes of beneficiary

..   transfers from a variable investment option to the guaranteed interest option

..   loans

..   transfers among variable investment options

..   assignments

..   termination of paid up death benefit guarantee

The following transactions occur on your policy's next monthly anniversary that coincides with or follows the date we approve your request:

..   changes in face amount

..   election of paid up death benefit guarantee

..   changes in death benefit option

..   changes of insured person

..   restoration of terminated policies

..   termination of any additional benefit riders you have elected

AUTOMATIC TRANSFER SERVICE. Transfers pursuant to our automatic transfer service (dollar-cost averaging) occur as of the first day of each policy month. If you request the automatic transfer service in your original policy application, the first transfer will occur as of the first day of the second policy month after your policy's initial Allocation Date. If you request this service at any later time, we make the first such transfer as of your policy's first monthly anniversary that coincides with or follows the date we receive your request.

ASSET REBALANCING SERVICE. If you request the asset rebalancing service, the first redistribution will be on the date you specify or the date we receive your request, if later. However, no rebalancing will occur before your policy's Allocation Date. Subsequent periodic rebalancings occur quarterly, semiannually or annually, as you have requested.

DELAY IN CERTAIN CASES. We may delay allocating any payment you make to our variable investment options, or any transfer, for the same reasons stated in "Delay of variable investment option proceeds" later in this prospectus. We may also delay such transactions for any other legally permitted purpose.

PRICES APPLICABLE TO POLICY TRANSACTIONS. If a transaction will increase or decrease the amount you have in a variable investment option as of a certain date, we process the transaction using the unit values for that option computed as of that day's close of business, unless that day is not a business day. In that case, we use unit values computed as of the next business day's close.

EFFECT OF DEATH OR SURRENDER. You may not make any surrender or partial withdrawal request after the insured person has died. Also, all insurance coverage ends on the date as of which we process any request for a surrender.

          MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY

POLICY ISSUANCE

REGISTER DATE. When we issue a policy, we assign it a "register date," which will be shown in the policy. We measure the months, years, and anniversaries of your policy from your policy's register date.

..   If you submit the full minimum initial premium to your financial professional at the time you sign the application and before the policy is issued, and we issue the policy as it was applied for (or on a better risk class than applied for), then the register date will be the later of
    (a) the date you signed part I, section D of the policy application or
    (b) the date a medical or paramedical professional signed part II of the policy application.

..   In general, if we do not receive your full minimum initial premium at our
    Administrative Office before the issue date or, if we issue the policy on a different (less favorable) basis than you applied for, the register date initially will appear on your policy as the date the policy is issued; however, we will move the register date to the date we deliver the policy provided we received your full minimum initial premium. If your policy was delivered on the 29th, 30th or 31st of the month, we will move the register date to the 1st of the following month. In certain circumstances, even if we issue your policy on a less favorable basis, the premium amount you paid may be sufficient to cover your full minimum initial premium. In this event, we will not move the register date to the delivery date. These procedures are designed to ensure that premiums and charges will commence on the same date as your insurance coverage. We will determine the interest rate applicable to the guaranteed interest option based on the register date. This rate will be applied to funds allocated to the guaranteed interest option as of the date we receive the full minimum initial premium at our Administrative Office.

..   For Section 1035 exchanges:

  . If we issue the policy as it was applied for (or on a better risk class than applied for), then the register date will be the later of (a) the date you signed part I, section D of the policy application or (b) the date a medical professional signed part II of the policy application.

  . If we do not receive your full minimum initial premium payment at our Administrative Office before the issue date or, if we issue the policy on a different (less favorable) basis than you applied for, the register date will be the date the policy is issued.

We may also permit an earlier than customary register date (a) for employer-sponsored cases, to accommodate a common register date for all employees or (b) to provide a younger age at issue. (A younger age at issue reduces the monthly charges that we deduct under a policy.) The charges and deductions commence as of the register date, even when we have permitted an early register date. We may also permit policy owners to delay a register date (up to three months) in employer-sponsored cases.

INVESTMENT START DATE. This is the business day your investment first begins to earn a return for you. Generally, this is the later of: (1) the business day we receive the full minimum initial premium at our Administrative Office; and
(2) the register date of your policy. Before this date, your initial premium will be held in a non-interest bearing account.

COMMENCEMENT OF INSURANCE COVERAGE. You must give the full minimum initial premium to your financial professional on or before the day the policy and all amendments are delivered to you. No insurance under your policy will take effect unless (1) the insured person is still living at the time such payment and all delivery requirements are completed and (2) the information in the application continues to be true and complete, without material change, as of the date the policy and all amendments are delivered to you and all delivery requirements have been completed and the full minimum initial premium is paid. If you submit the full minimum initial premium with your application, we may, subject to certain conditions, provide a limited amount of temporary insurance on the proposed insured person. You may request and review a copy of our temporary insurance agreement for more information about the terms and conditions of that coverage.

NON-ISSUANCE. If, after considering your application, we decide not to issue a policy, we will refund any premium you have paid, without interest.

AGE; AGE AT ISSUE. Unless the context in this prospectus requires otherwise, we consider the insured person's "age" during any policy year to be his or her age on his or her birthday nearest to the beginning of that policy year. For example, the insured person's age for the first policy year ("age at issue") is that person's age on whichever birthday is closer to (i.e., before or after) the policy's register date.

WAYS TO MAKE PREMIUM AND LOAN PAYMENTS

CHECKS AND MONEY ORDERS. Premiums or loan payments generally must be paid by check or money order drawn on a U.S. bank in U.S. dollars and made payable to "AXA Equitable Life Insurance Company."

We prefer that you make each payment to us with a single check drawn on your business or personal bank account. We also will accept a single money order, bank draft or cashier's check payable directly to AXA Equitable, although we must report such "cash equivalent" payments to the Internal Revenue Service under certain circumstances. Cash and travelers' checks, or any payments in foreign currency, are not acceptable. We will accept third-party checks payable to someone other than AXA Equitable and endorsed over to AXA Equitable only
(1) as a direct payment from a qualified retirement plan or (2) if they are made out to a trustee who owns the policy and endorses the entire check (without any refund) as a payment to the policy.

ASSIGNING YOUR POLICY

You may assign (transfer) your rights in a policy to someone else as collateral for a loan, to effect a change of ownership or for some other reason. Collateral assignments may also sometimes be used in connection with dividing the benefits of the policy under a split-dollar arrangement, which will also have its own tax consequences. A copy of the assignment must be forwarded to our Administrative Office. We are not responsible for any payment we make or any action we take before we receive notice of the assignment or for the validity of the assignment. An absolute assignment is a change of ownership.

Certain transfers for value may subject you to income tax and penalties and cause the death benefit to lose its income-tax free treatment. Further, a gift of a policy that has a loan outstanding may be treated as part gift and part transfer for value, which could result in both gift

          MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY tax and income tax consequences. The IRS issued regulations in both 2002 and 2003 concerning split-dollar arrangements, including policies subject to collateral assignments. The regulations provide both new and interim guidance as to the taxation of such arrangements. These regulations address taxation issues in connection with arrangements which are compensatory in nature, involve a shareholder and corporation, or a donor and donee. See also discussion under "Split-dollar and other employee benefit programs" and "Estate, gift, and generation-skipping taxes" in the "Tax information" section of this prospectus. You should consult your tax advisor prior to making a transfer or assignment.

YOU CAN CHANGE YOUR POLICY'S INSURED PERSON

Your policy has the Substitution of Insured Person Rider and after the policy's second year, we will permit you to request that a new insured person replace the existing one subject to our rules then in effect. This requires that you provide us with adequate evidence that the proposed new insured person meets our requirements for insurance. Other requirements are outlined in your policy.

Upon making this change, the monthly insurance charges we deduct will be based on the new insured person's insurance risk characteristics. In addition, any no-lapse guarantee and Long-Term Care Services/SM/ Rider will terminate. It may also affect the face amount that a policy will have if you subsequently elect the paid up death benefit guarantee. The change of insured person will not, however, affect the surrender charge computation for the amount of coverage that is then in force.

Substituting the insured person is a taxable event and may, depending upon individual circumstances, have other tax consequences as well. For example, the change could cause the policy to be a "modified endowment contract" or to fail the Internal Revenue Code's definition of "life insurance," or in some cases require that we also distribute certain amounts to you from the policy. See "Tax information" earlier in this prospectus. You should consult your tax advisor prior to substituting the insured person. As a condition to substituting the insured person we may require you to sign a form acknowledging the potential tax consequences. In no event, however, will we permit a change that we believe causes your policy to fail the definition of life insurance or causes the policy to lose its ability to be tested under the 2001 CSO tables. See "Other information" under "Tax information" earlier in this prospectus. Also, if the paid up death benefit guarantee is in effect or your policy is on loan extension, you may not request to substitute the insured person.

REQUIREMENTS FOR SURRENDER REQUESTS

Your surrender request must include the policy number, your name, your taxpayer identification number, the name of the insured person, and the address where proceeds should be mailed. The request must be signed by you, as the owner, and by any joint owner, collateral assignee or irrevocable beneficiary. We may also require you to complete specific tax forms, or provide a representation that your policy is not being exchanged for another life or annuity contract.

GENDER-NEUTRAL POLICIES

Congress and various states have from time to time considered legislation that would require insurance rates to be the same for males and females. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of Incentive Life Optimizer(R) II in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

There will be no distinctions based on sex in the cost of insurance rates for Incentive Life Optimizer(R) II policies sold in Montana. We will also make such gender-neutral policies available on request in connection with certain employee benefit plans. Cost of insurance rates applicable to a gender-neutral policy will not be greater than the comparable male rates under a gender specific Incentive Life Optimizer(R) II policy.

FUTURE POLICY EXCHANGES

We may at some future time, under certain circumstances and subject to applicable law, allow the current owner of this policy to exchange it for a universal life policy we are then offering. The exchange may or may not be advantageous to you, based on all of the circumstances, including a comparison of contractual terms and conditions and charges and deductions. We will provide additional information upon request at such time as exchanges may be permitted.

BROKER TRANSACTION AUTHORITY

After your policy has been issued, we may accept transfer requests and changes to your premium allocation instructions or fund transfers by telephone, mail, facsimile or electronically, and requests for automatic transfer service, asset rebalancing service and changes to the minimum growth cap rate for MSO in writing, by mail or facsimile, from your financial professional, provided that we have your prior written authorization to do so on file. Accordingly, AXA Equitable will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. AXA Equitable will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. AXA Equitable will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. AXA Equitable may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity. AXA Equitable may terminate any such authorization at any time without prior notice.

          MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY

13. More information about other matters

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ABOUT OUR GENERAL ACCOUNT

This policy is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a policy's account value or any guaranteed benefits with which the policy was issued. AXA Equitable is solely responsible to the policy owner for the policy's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the policy are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular policy or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the policies in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The policy is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities law relating to the accuracy and completeness of statements made in prospectuses.

TRANSFERS OF YOUR POLICY ACCOUNT VALUE

TRANSFERS NOT IMPLEMENTED. If a request cannot be fully administered, only the part that is in good order will be processed. Any part of the request that cannot be processed will be denied and an explanation will be provided to you. This could occur, for example, where the request does not comply with our transfer limitations, or where you request transfer of an amount greater than that currently allocated to an investment option.

Similarly, the automatic transfer service will terminate immediately if:
(1) your amount in the EQ/Money Market option is insufficient to cover the automatic transfer amount; (2) your policy is in a grace period; (3) we receive notice of the insured person's death; or (4) you have either elected the paid up death benefit guarantee or your policy is placed on loan extension. Similarly, the asset rebalancing program will terminate if either (2), (3) or
(4) occurs.

DISRUPTIVE TRANSFER ACTIVITY. You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio

                     MORE INFORMATION ABOUT OTHER MATTERS
performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that AXA Equitable has a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

TELEPHONE AND INTERNET REQUESTS

If you are a properly authorized person, you may make transfers between investment options over the Internet as described earlier in this prospectus in "How to make transfers" under "Transferring your money among our investment options."

Also, you may make the following additional types of requests by calling the number under "By Phone:" in "How to reach us" from a touch-tone phone, if the policy is individually owned and you are the owner, or through axa.com or us.axa.com for those outside the U.S. if you are the individual owner:

..   changes of premium allocation percentages

..   changes of address

..   request forms and statements

..   to request a policy loan (loan requests cannot be made online by corporate policy owners)

..   enroll for electronic delivery and view statements/documents online

..   to pay your premium or make a loan repayment

For security purposes, all telephone requests are automatically tape-recorded and are invalid if the information given is incomplete or any portion of the request is inaudible. We have established procedures reasonably designed to confirm that telephone instructions are genuine.

If you wish to enroll through axa.com or us.axa.com for those outside the U.S. or use ACH payments via AXA Equitable's Interactive Telephone Service, you must first agree to the terms and conditions set forth in our axa.com or us.axa.com for those outside the U.S. Online Services Agreement or our AXA Equitable's Interactive Telephone Service Terms and Conditions, which you can find at our website or request via the automated telephone system, respectively. We will send you a confirmation letter by first class mail. Additionally, you will be required to use a password and protect it from unauthorized use. We will provide subsequent written confirmation of any transactions. We will assume that all instructions received through axa.com or us.axa.com for those outside the U.S., or AXA Equitable's Interactive Telephone Service from anyone using your password are given by you; however, we reserve the right to refuse to process any transaction and/or block access to axa.com or us.axa.com for those outside the U.S., or AXA Equitable's Interactive Telephone Service if we have reason to believe the instructions given are unauthorized.

If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions that we reasonably believe to be genuine.

                     MORE INFORMATION ABOUT OTHER MATTERS

We reserve the right to refuse to process any telephone or Internet transactions if we have reason to believe that the request compromises the general security and/or integrity of our automated systems (see discussion of "Disruptive transfer activity" above).

Any telephone, Internet or fax transaction request that is not completed by the close of a business day (which is usually 4:00 p.m. Eastern Time) will be processed as of the next business day. During times of extreme market activity, or for other reasons, you may be unable to contact us to make a telephone or Internet request. If this occurs, you should submit a written transaction request to our Administrative Office. We reserve the right to discontinue telephone or Internet transactions, or modify the procedures and conditions for such transactions, without notifying you, at any time.

CYBERSECURITY


We rely heavily on interconnected computer systems and digital data to conduct our variable life insurance product business. Because our variable life insurance product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your policy account value. For instance, systems failures and cyber-attacks may interfere with our processing of policy transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate your policy account value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your policy to lose policy account value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your policy due to cyber-attacks or information security breaches in the future, we take reasonable steps to mitigate these risks and secure our systems from such failures and attacks.


SUICIDE AND CERTAIN MISSTATEMENTS

If an insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of an insured person, we will adjust the amount of any death benefit (and certain rider benefits), as described in the policy (or rider).

WHEN WE PAY POLICY PROCEEDS

GENERAL. We will generally pay any death benefit, surrender, withdrawal, or loan within seven days after we receive the request and any other required items.

CLEARANCE OF CHECKS. We reserve the right to defer payment of that portion of your policy account value that is attributable to a premium payment or loan repayment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

DELAY OF GUARANTEED INTEREST OPTION PROCEEDS. We also have the right to defer payment or transfers of amounts out of our guaranteed interest option for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 3% per year from the date we receive your request.

DELAY OF VARIABLE INVESTMENT OPTION PROCEEDS. We reserve the right to defer payment of any death benefit, transfer, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on that exchange is restricted; (b) the SEC has declared that an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the policy account value; or
(c) the law permits the delay for the protection of owners. If we need to defer calculation of values for any of the foregoing reasons, all delayed transactions will be processed at the next available unit values.

DELAY TO CHALLENGE COVERAGE. We may challenge the validity of your insurance policy or any rider based on any material misstatements in an application you have made to us. We cannot make such challenges, however, beyond certain time limits set forth in the policy or rider. If the insured person dies within one of these limits, we may delay payment of any proceeds until we decide whether to challenge the policy.

CHANGES WE CAN MAKE

In addition to any of the other changes described in this prospectus, we have the right to modify how we or Separate Account FP operate. For example, we have the right to:

..   combine two or more variable investment options or withdraw assets relating to Incentive Life Optimizer(R) II from one investment option and put them into another;

..   end the registration of, or re-register, Separate Account FP under the
    Investment Company Act of 1940;

..   operate Separate Account FP under the direction of a "committee" or discharge such a committee at any time;

..   restrict or eliminate any voting rights or privileges of policy owners (or other persons) that affect Separate Account FP;

..   operate Separate Account FP, or one or more of the variable investment options, in any other form the law allows. This includes any form that allows us to make direct investments, in which case we may charge Separate Account FP an advisory fee. We may make any legal investments we wish for Separate Account FP. In addition, we may disapprove any change in investment advisers or in investment policy unless a law or regulation provides differently.

If we take any action that results in a material change in the underlying investments of a variable investment option, we will notify you

                     MORE INFORMATION ABOUT OTHER MATTERS
to the extent required by law. We may, for example, cause the variable investment option to invest in a mutual fund other than, or in addition to, the Trusts. If you then wish to transfer the amount you have in that option to another investment option, you may do so.

We may make any changes in the policy or its riders, require additional premium payments, or make distributions from the policy to the extent we deem necessary to ensure that your policy qualifies or continues to qualify as life insurance for tax purposes. Any such change will apply uniformly to all policies that are affected. We will give you written notice of such changes. Subject to all applicable legal requirements, we also may make other changes in the policies that do not reduce any net cash surrender value, death benefit, policy account value, or other accrued rights or benefits.

Whether to make any of the above discussed changes is generally within our discretion, although some such changes might require us to obtain regulatory or policy owner approval. Whether regulatory or policy owner approval is required would depend on the nature of the change and, in many cases, the manner in which the change is implemented. You should not assume, therefore, that you necessarily will have an opportunity to approve or disapprove any such changes. We will, of course, comply with applicable legal requirements, including notice to or approval by policy owners where required in particular cases.

It is not possible to foresee all of the circumstances under which we may find it necessary or appropriate to exercise our right to make changes. Such circumstances could, however, include changes in law, or interpretations thereof; changes in financial or investment market conditions; changes in accepted methods of conducting operations in the relevant market; or a desire to achieve material operating economies or efficiencies.

REPORTS WE WILL SEND YOU

Shortly after the end of each year of your policy, we will send you a report that includes information about your policy's current death benefit, policy account value, cash surrender value (i.e., policy account value minus any current surrender charge), policy loans, policy transactions and amounts of charges deducted. We will send you individual notices to confirm your premium payments, loan repayments, transfers and certain other policy transactions. Please promptly review all statements and confirmations and notify us immediately at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) if there are any errors.

DISTRIBUTION OF THE POLICIES

The policies are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account FP. The offering of the policies is intended to be continuous.


AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Equitable Holdings, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The policies are sold by financial professionals of AXA Advisors and its affiliates. The policies are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with AXA Distributors ("Selling broker-dealers").


AXA Equitable pays compensation to both Distributors based on policies sold. AXA Equitable may also make additional payments to the Distributors and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its policies, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your policy. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the policy and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the policy, see "Risk/benefit summary: Charges and expenses you will pay" and "More information about certain policy charges" earlier in this prospectus.

As used below, the "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, as well as the policy's face amount and Distributor, among other factors.

AXA ADVISORS COMPENSATION. AXA Equitable pays compensation to AXA Advisors based on premium payments made on the policies sold through AXA Advisors ("premium-based compensation"). The premium-based compensation will generally not exceed 99% of premiums you pay up to one target premium in your policy's first year, plus 8.5% of all other premiums you pay in your policy's first year; plus 5.8% of all other premiums you pay in policy years two through five; plus 3.8% of all other premiums you pay in policy years six through ten, and 2.5% thereafter. AXA Advisors, in turn, may pay a portion of the premium-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. Your AXA Advisors financial professional or a Selling broker-dealer may elect to receive premium-based compensation in combination with ongoing annual compensation based on a percentage of the unloaned account value of the policy sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both premium-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of premiums alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a policy is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their policy.

                     MORE INFORMATION ABOUT OTHER MATTERS

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable policies and policies offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.


DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of premium-based compensation and/or asset-based compensation for the sale of an AXA Equitable policy than it pays for the sale of a policy or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same policy. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable policies. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable policies than products issued by other companies. Other forms of compensation provided to its financial professionals and/or managerial personnel include health and retirement benefits, expense reimbursements, marketing allowances and premium-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable policies and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable policy over a policy or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of FINRA and other federal and state regulatory authorities, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you and, for certain accounts depending on applicable rules, that are in your best interest, based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.


AXA DISTRIBUTORS COMPENSATION. AXA Equitable pays premium-based and asset-based compensation (together, "compensation") to AXA Distributors. Premium-based compensation is paid based on AXA Equitable policies sold through AXA Distributors' Selling broker-dealers. Asset-based compensation is paid based on the unloaned account value of policies sold through certain of AXA Distributor's Selling broker-dealers. Premium-based compensation will generally not exceed 135% of the premiums you pay up to one target premium in your policy's first year; plus 5% of all other premiums you pay in your policy's first year; plus 2.8% of all other premiums you pay in policy years two through ten, and 2% thereafter. Asset-based compensation up to 0.15% in policy years 6-10 and up to 0.10% in policy years 11 and later may also be paid. AXA Distributors, in turn, pays a portion of the compensation it receives to the Selling broker-dealer making the sale. The compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

These payments above also include compensation to cover operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the policy owner. Payments may be based on ongoing sales, on the aggregate account value attributable to policies sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable policies exclusively.


These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable policies over policies and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2017) received additional payments. These additional payments ranged from $2,068.25 to $5,709,995.36. AXA Equitable and its affiliates

                     MORE INFORMATION ABOUT OTHER MATTERS
may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of AXA Equitable policies over policies and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.


1st Global Capital Corp.
Allstate Financial Services, LLC
American Portfolios Financial Services
Ameriprise Financial Services
BBVA Securities, Inc.
Cambridge Investment Research
Capital Investment Group
Centaurus Financial, Inc.
CETERA Financial Group
Citigroup Global Markets, Inc.
Citizens Investment Services
Commonwealth Financial Network
CUNA Brokerage Services
CUSO Financial Services, L.P.
Equity Services Inc.
Farmer's Financial Solution
FTB Advisors, Inc.
Geneos Wealth Management
Gradient Securities, LLC
H.D. Vest Investment Securities, Inc.
Independent Financial Group, LLC
Infinex Investments Inc.
Investment Professionals, Inc.
Janney Montgomery Scott LLC
Kestra Investments, LLC
Key Investment Services LLC
Ladenburg Thalmann Advisor Network, LLC
Lincoln Financial Advisors Corp.
Lincoln Financial Securities Corp.
Lincoln Investment Planning
LPL Network
Lucia Securities, LLC
MML Investors Services, LLC
Morgan Stanley Smith Barney
Mutual of Omaha Investment Services, Inc.
National Planning Holding Corp.
PlanMember
PNC Investments
Primerica Financial Services, Inc.
Questar Capital Corporation
Raymond James
RBC Capital Markets Corporation
Robert W Baird & Company
Santander Securities Corp.
SIGMA Financial Corporation
Signator Investors, Inc.
The Advisor Group (AIG)
U.S. Bank Center
UBS Financial Services, Inc.
Valmark Securities, Inc.
Voya Financial
Wells Fargo


LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a policy owner's interest in Separate Account FP, nor would any of these proceedings be likely to have a material adverse effect on Separate Account FP, our ability to meet our obligations under the policies, or the distribution of the policies.

                     MORE INFORMATION ABOUT OTHER MATTERS

14. Financial statements of Separate Account FP and AXA Equitable

--------------------------------------------------------------------------------

The financial statements of Separate Account FP, as well as the consolidated financial statements of AXA Equitable, are in the Statement of Additional Information ("SAI").

The financial statements of AXA Equitable have relevance for the policies only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the policies. You may request an SAI by writing to our Administrative Office or by calling 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) and requesting to speak with a customer service representative.

         FINANCIAL STATEMENTS OF SEPARATE ACCOUNT FP AND AXA EQUITABLE

15. Incorporation of certain documents by reference

--------------------------------------------------------------------------------


AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2017 (the "Annual Report") is considered to be part of this prospectus because it is incorporated by reference.


AXA Equitable files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, AXA Equitable has filed with the SEC a registration statement relating to the Market Stabilizer Option(R) (the "Registration Statement"). This prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement.

After the date of this prospectus and before we terminate the offering of the securities under the Registration Statement, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act"), will be considered to become part of this prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this prospectus, will be considered changed or replaced for purposes of this prospectus if a statement contained in this prospectus changes or is replaced. Any statement that is considered to be a part of this prospectus because of its incorporation will be considered changed or replaced for the purpose of this prospectus if a statement contained in any other subsequently filed document that is considered to be part of this prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this prospectus.

We file the Registration Statement and our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No.0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this prospectus is delivered, a copy of any or all of the documents considered to be part of this prospectus because they are incorporated herein. In accordance with SEC rules, we will provide copies of any exhibits specifically incorporated by reference into the text of the Exchange Act reports (but not any other exhibits). Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234). You can access our website at www.axa.com.

                INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

16. Personalized illustrations

--------------------------------------------------------------------------------

ILLUSTRATIONS OF POLICY BENEFITS

HYPOTHETICAL AND PERSONALIZED ILLUSTRATIONS. Illustrations are intended to show how different fees, charges and rates of return can affect the values available under a policy. Illustrations are based upon characteristics of a hypothetical insured person as well as other assumed factors. This type of illustration is called a HYPOTHETICAL ILLUSTRATION. Illustrations can also be based upon some of the characteristics of the insured person under your policy as well as some other policy feature choices you make such as the face amount, death benefit option, premium payment amounts and assumed rates of return (within limits). This type of illustration is called a PERSONALIZED ILLUSTRATION. NO ILLUSTRATION WILL EVER SHOW YOU THE ACTUAL VALUES AVAILABLE UNDER YOUR POLICY AT ANY GIVEN POINT IN TIME. This is because many factors affect these values including: (i) the insured person's characteristics; (ii) policy features you choose; (iii) actual premium payments you make; (iv) loans or withdrawals you make; and (v) actual rates of return (including the actual fees and expenses) of the underlying portfolios in which your cash value is invested. Each hypothetical or personalized illustration is accompanied by an explanation of the assumptions on which that illustration is based. Because, as discussed below, these assumptions may differ considerably, you should carefully review all of the disclosure that accompanies each illustration.


DIFFERENT KINDS OF ILLUSTRATIONS. Both the hypothetical illustrations in this prospectus and personalized illustrations can reflect the investment management fees and expenses incurred in 2017 (or expected to be incurred in 2018, if such amount is expected to be higher) of the available underlying portfolios in different ways. An ARITHMETIC ILLUSTRATION uses the straight average of all of the available underlying portfolios' investment management fees and expenses. A WEIGHTED ILLUSTRATION computes the average of investment management fees and expenses based upon the aggregate assets in the Portfolios at the end of 2017. You may request a weighted illustration that computes the average of investment management fees and expenses of just the EQ Advisors Trust portfolios, just the AXA Strategic Allocation portfolios, or all portfolios. If you request, a weighted illustration can also illustrate an assumed percentage allocation of policy account values among the available underlying portfolios. A FUND SPECIFIC ILLUSTRATION uses only the investment management fees and expenses of a specific underlying portfolio. A HISTORICAL ILLUSTRATION reflects the actual performance of one of the available underlying portfolios during a stated period. When reviewing a weighted or fund specific illustration you should keep in mind that the values shown may be higher than the values shown in other illustrations because the fees and expenses that are assumed may be lower than those assumed in other illustrations. When reviewing an historical illustration you should keep in mind that values based upon past performance are no indication of what the values will be based on future performance. You may also request a personalized illustration of the guaranteed interest option and the MSO that assumes a portion of net premiums allocated to the guaranteed interest option and MSO.


THE EFFECT OF THE EXPENSE LIMITATION ARRANGEMENTS. The illustrations in this prospectus do not reflect the expense limitation arrangements. Personalized illustrations reflect the expense limitation arrangements that are in effect with respect to certain of the Portfolios. If these fees and expenses were not reduced to reflect the expense limitation arrangements, the values in the personalized illustrations would be lower.


Currently, you are entitled to one free illustration each policy year. For each additional illustration in a policy year, we charge $25.

                          PERSONALIZED ILLUSTRATIONS

Appendix I: MSO Early Distribution Adjustment Examples


--------------------------------------------------------------------------------

              HYPOTHETICAL EARLY DISTRIBUTION ADJUSTMENT EXAMPLES

A. EXAMPLES OF EARLY DISTRIBUTION ADJUSTMENT TO DETERMINE SEGMENT DISTRIBUTION VALUE

The following examples represent a policy owner who has invested in both Segments 1 and 2. They are meant to show how much value is available to a policy owner when there is a full surrender of the policy by the policy owner or other full distribution from these Segments as well as the impact of Early Distribution Adjustments on these Segments. The date of such hypothetical surrender or distribution is the Valuation Date specified below and, on that date, the examples assume 9 months remain until Segment 1's maturity date and 3 months remain until Segment 2's maturity date.

Explanation of formulas and derivation of Put Option Factors is provided in notes (1)-(3) below.

------------------------------------------------------------------------------------------------------------------------
                                            SEGMENT 1                             SEGMENT 2
     DIVISION OF MSO INTO              (DISTRIBUTION AFTER                   (DISTRIBUTION AFTER
           SEGMENTS                         3 MONTHS)                             9 MONTHS)                   TOTAL
------------------------------------------------------------------------------------------------------------------------
Start Date                     3rd Friday of July, Calendar Year Y  3rd Friday of January, Calendar Year Y
------------------------------------------------------------------------------------------------------------------------
Maturity Date                          3rd Friday of July,
                                        Calendar Year Y+1          3rd Friday of January, Calendar Year Y+1
------------------------------------------------------------------------------------------------------------------------
Segment Term                                 1 year                                1 year
------------------------------------------------------------------------------------------------------------------------
Valuation Date                            3rd Friday of                         3rd Friday of
                                        October, Calendar                     October, Calendar
                                             Year Y                                Year Y
------------------------------------------------------------------------------------------------------------------------
INITIAL SEGMENT ACCOUNT                       1,000                                 1,000                     2,000
------------------------------------------------------------------------------------------------------------------------
Variable Index Benefit Charge                 0.75%                                 0.75%
------------------------------------------------------------------------------------------------------------------------
Remaining Segment Term                    9 months / 12                         3 months / 12
                                      months = 9/12 = 0.75                   months = 3/12 = 0.25
------------------------------------------------------------------------------------------------------------------------

EXAMPLE I - THE INDEX IS DOWN
10% AT THE TIME OF THE EARLY
DISTRIBUTION ADJUSTMENT

------------------------------------------------------------------------------------------------
 CHANGE IN INDEX VALUE                        -10%                        -10%           TOTAL
------------------------------------------------------------------------------------------------
Put Option Factor                           0.020673                    0.003425
------------------------------------------------------------------------------------------------
                               Put Option                          Put Option
                               Component:                          Component:
                               1000 * 0.020673 =                   1000 * 0.003425 =
                               20.67                               3.43
                               Charge Refund                       Charge Refund
                               Component:                          Component:
                                                                   1000 * 0.25 *
                               1000 * 0.75 * (0.0075 /(1 -0.0075)) (0.0075 / (1
                               = 5.67                              -0.0075)) = 1.89
                               Total EDA:                          Total EDA:
                               20.67 - 5.67 = 15.00                3.43 - 1.89 = 1.54
Early Distribution Adjustment                                                            16.54
------------------------------------------------------------------------------------------------
SEGMENT DISTRIBUTION VALUE               1000 - 15.00 =
                                             985.00                1000 - 1.54 = 998.46 1,983.46
------------------------------------------------------------------------------------------------
% change in principal due to                 -2.067%                     -0.343%
the Put Option Component
------------------------------------------------------------------------------------------------
% change in principal due to                 0.567%                      0.189%
the Charge Refund Component
------------------------------------------------------------------------------------------------
Total % change in Segment                    -1.50%                      -0.15%
Account Value due to the EDA
------------------------------------------------------------------------------------------------

            APPENDIX I: MSO EARLY DISTRIBUTION ADJUSTMENT EXAMPLES

EXAMPLE II - THE INDEX IS UP 10% AT THE TIME OF THE EARLY DISTRIBUTION
ADJUSTMENT

-----------------------------------------------------------------------------------------------------
 CHANGE IN INDEX VALUE                      10%                            10%                TOTAL
-----------------------------------------------------------------------------------------------------
Put Option Factor                        0.003229                       0.000037
-----------------------------------------------------------------------------------------------------
                               Put Option Component:          Put Option Component:
                               1000 * 0.003229 = 3.23         1000 * 0.000037 = 0.04
                               Charge Refund Component:       Charge Refund Component:
                               1000 * 0.75 * (0.0075 / (1 -   1000 * 0.25 * (0.0075 / (1 -
                               0.0075)) = 5.67                0.0075)) = 1.89
                               Total EDA:                     Total EDA:
                               3.23 - 5.67 = -2.44            0.04 - 1.89 = -1.85
Early Distribution Adjustment                                                                 -4.29
-----------------------------------------------------------------------------------------------------
SEGMENT DISTRIBUTION VALUE       1000 - (-2.44) = 1002.44       1000 - (-1.85) = 1001.85     2,004.29
-----------------------------------------------------------------------------------------------------
% change in principal due to              -0.323%                        -.004%
the Put Option Component
-----------------------------------------------------------------------------------------------------
% change in principal due to              0.567%                         0.189%
the Charge Refund Component
-----------------------------------------------------------------------------------------------------
Total % change in Segment                 0.244%                         0.185%
Account Value due to the EDA
-----------------------------------------------------------------------------------------------------

EXAMPLE III - THE INDEX IS DOWN 40% AT THE TIME OF THE EARLY DISTRIBUTION ADJUSTMENT

-----------------------------------------------------------------------------------------------------------------
 CHANGE IN INDEX VALUE                        -40%                                 -40%                   TOTAL
-----------------------------------------------------------------------------------------------------------------
Put Option Factor                           0.163397                             0.152132
-----------------------------------------------------------------------------------------------------------------
                               Put Option Component:                Put Option Component:
                               1000 * 0.163397 = 163.40             1000 * 0.152132 = 152.13
                               Charge Refund Component:             Charge Refund Component:

                               1000 * 0.75 * (0.0075 /(1 - 0.0075)) 1000 * 0.25 * (0.0075 /(1 - 0.0075))
                               = 5.67                               = 1.89
                               Total EDA:                           Total EDA:
                               163.40 - 5.67 = 157.73               152.13 - 1.89 = 150.24
Early Distribution Adjustment                                                                             307.97
-----------------------------------------------------------------------------------------------------------------
SEGMENT DISTRIBUTION VALUE           1000 - 157.73 = 842.27               1000 - 150.24 = 849.76         1,692.03
-----------------------------------------------------------------------------------------------------------------
% change in principal due to                 -16.34%                             -15.213%
the Put Option Component
-----------------------------------------------------------------------------------------------------------------
% change in principal due to                 0.567%                               0.189%
the Charge Refund Component
-----------------------------------------------------------------------------------------------------------------
Total % change in Segment                   -15.773%                             -15.024%
Account Value due to the EDA
-----------------------------------------------------------------------------------------------------------------

            APPENDIX I: MSO EARLY DISTRIBUTION ADJUSTMENT EXAMPLES

EXAMPLE IV - THE INDEX IS UP 40% AT THE TIME OF THE EARLY DISTRIBUTION
ADJUSTMENT

----------------------------------------------------------------------------------------------------------------------
 CHANGE IN INDEX VALUE                         40%                                  40%                    TOTAL
----------------------------------------------------------------------------------------------------------------------
Put Option Factor                           0.000140                             0.000000
----------------------------------------------------------------------------------------------------------------------
                               Put Option                           Put Option
                               Component:                           Component:
                               1000 * 0.000140 =                    1000 * .000000 =
                               0.14                                 0.00
                               Charge Refund                        Charge Refund
                               Component:                           Component:

                               1000 * 0.75 * (0.0075 /(1 - 0.0075)) 1000 * 0.25 * (0.0075 /(1 - 0.0075))
                               = 5.67                               = 1.89
                               Total EDA:                           Total EDA:
                               0.14 - 5.67 = -5.53                  0.00 - 1.89 = - 1.89
Early Distribution Adjustment                                                                              -7.42
----------------------------------------------------------------------------------------------------------------------
SEGMENT DISTRIBUTION VALUE              1000 - (-5.53) =                     1000 - (-1.89) =
                                             1005.53                              1001.89                 2,007.42
----------------------------------------------------------------------------------------------------------------------
% change in principal due to
the Put Option Component                     -0.014%                                0%
----------------------------------------------------------------------------------------------------------------------
% change in principal due to
the Charge Refund Component                  0.567%                               0.189%
----------------------------------------------------------------------------------------------------------------------
Total % change in Segment
Account Value due to the EDA                 0.553%                               0.189%
----------------------------------------------------------------------------------------------------------------------

(1)Early Distribution Adjustment = (Segment Account Value) x [ (Put Option Factor) - (Number of days between Valuation Date and Maturity Date) /( Number of days between Start Date and Maturity Date) x ( 0.0075 / (1 - 0.0075) )]. The denominator of the charge refund component of this formula, I.E. , "(1-0.0075)," is an adjustment that is necessary in order for the pro rata refund of the Variable Index Benefit Charge to be based on the gross amount on which that charge was paid by the policy owner on the Segment Start Date.
(2)Segment Distribution Value = (Segment Account Value) - (Early Distribution Adjustment).
(3)Derivation of Put Option Factor: In practice, the Put Option Factor will be calculated based on a Black Scholes model, with input values which are consistent with current market prices. We will utilize implied volatility quotes - the standard measure used by the market to quote option prices - as an input to a Black Scholes model in order to derive the estimated market prices. The input values to the Black Scholes model that have been utilized to generate the hypothetical examples above are as follows: (1) Implied volatility - 25%; (2) Libor rate corresponding to remainder of segment term
   - 1.09% annually; (3) Index dividend yield - 2% annually.

B. EXAMPLE OF AN EARLY DISTRIBUTION ADJUSTMENT CORRESPONDING TO A LOAN ALLOCATED TO SEGMENTS, FOR THE SEGMENT DISTRIBUTION VALUES AND SEGMENT ACCOUNT VALUES LISTED ABOVE FOR A CHANGE IN INDEX VALUE OF -40%

This example is meant to show the effect on a policy if, rather than a full distribution, you took a loan in the circumstances outlined in Example III above when the Index is down 40%. Thus the policy owner is assumed to have an initial Segment Account Value of 1,000 in each of Segment 1 and Segment 2. It is also assumed that 9 months remain until Segment 1's maturity date and 3 months remain until Segment 2's maturity date.

Loan Amount: 750
Loan Date: 3rd Friday of October, Calendar Year Y

Explanation of formulas is provided in notes (a) - (d) below.

THE INDEX IS DOWN 40% AT THE TIME OF THE EARLY DISTRIBUTION ADJUSTMENT

----------------------------------------------------------------------------------------------
 CHANGE IN INDEX VALUE                             -40%                 -40%           TOTAL
----------------------------------------------------------------------------------------------
Segment Account Value before Loan                1,000.00             1,000.00        2,000.00
----------------------------------------------------------------------------------------------
Loan Allocation/(a)/                              373.34               376.66          750.00
----------------------------------------------------------------------------------------------
Early Distribution Adjustment/(b)/                 69.91                66.59          136.55
----------------------------------------------------------------------------------------------
Segment Account Value after Loan/(c)/             556.73               556.72         1,113.45
----------------------------------------------------------------------------------------------
Segment Distribution Value after Loan/(d)/        468.93               473.10          942.03
----------------------------------------------------------------------------------------------

(a)When more than one Segment is being used, we would allocate the loan between the Segments proportionately to the Segment Distribution Value in each. We take the Segment Distribution Value of each Segment (shown in Example III above) and divide it by the total Segment Distribution Values for Segments 1 and 2. This gives us the proportionate amount of the loan that should be allocated to each Segment. For example, for Segment 1, that would be 750 x (842.27/1,692.03) = 373.34.

            APPENDIX I: MSO EARLY DISTRIBUTION ADJUSTMENT EXAMPLES

(b)This is the Early Distribution Adjustment that would be deducted from each Segment, as a result of the loan, based on the amount of the loan that is allocated to that Segment. It is equal to a percentage of the Early Distribution Adjustment that would apply if a full distribution from the Segment were being made, rather than only a partial distribution. This percentage would be 44.32545% for Segment 1 in this example: i.e., 373.34 (the amount of reduction in Segment Distribution Value as a result of the loan) divided by 842.27 (the Segment Distribution Value before the loan). Thus, the Early Distribution Adjustment that is deducted for Segment 1 due to the loan in this example would be 69.91 (i.e., 44.32545% of the 157.73 Early Distribution adjustment shown in Example III above that would apply if a full rather than only a partial distribution from the Segment were being made). Of this 69.91, 72.43 would be attributable to the Put Option Component and -2.51 would be attributable to the Charge Refund Component (which are calculated by applying 44.32545% to the 163.40 Put Option Component and the 5.67 Charge Refund Component shown in Example III). Similarly, the Early Distribution Adjustment deducted as a result of the loan from Segment 2 would be 66.59, of which 67.43 would be attributable to the Put Option Component and -0.84 would be attributable to the Charge Refund Component.
(c)The Segment Account Value after Loan represents the Segment Account Value before Loan minus the Loan Allocation and the Early Distribution Adjustment. For example, for Segment 1, that would be 1,000 - 373.34 - 69.93 = 556.73.
(d)Segment Distribution Value after Loan represents the amount a policy owner would receive from a Segment if they decided to surrender their policy immediately after this loan transaction. We would take the pre-loan Segment Distribution Value (shown in Example III above) and subtract the Loan Allocation. For example, for Segment 1, that would be 842.27 - 373.34 = 468.93.

            APPENDIX I: MSO EARLY DISTRIBUTION ADJUSTMENT EXAMPLES

Appendix II: Calculating the alternate death benefit

--------------------------------------------------------------------------------

USING THE GUIDELINE PREMIUM TEST:

The following examples demonstrate how we calculate the death benefit under Option A and Option B. The examples show an insured under two policies with the same face amount, but account values vary as shown. We assume that each insured is age 65 at the time of death and that there is no outstanding debt. We also assume that the owner selected the guideline premium test. Policy 1 shows what the death benefit would be for a policy with low account value. Policy 2 shows what the death benefit would be for a policy with a higher account value.

The alternate death benefit is equal to the policy account value times the death benefit percentage. If the account value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the Option A or Option B death benefit you have selected. In the example below, the alternate death benefit for Policy 1 is $42,000 ($35,000 x 120%) and the alternate death benefit for Policy 2 is $102,000 ($85,000 x 120%). The basic death benefit under Option A is equal to the face amount ($100,000) on the date of death. If the owner of Policy 1 elected Option A, the death benefit would equal the face amount, since the alternate death benefit amount ($42,000) is less than the face amount ($100,000). If the owner of Policy 2 elected Option A, the death benefit would be the alternate death benefit ($102,000), since the alternate death benefit ($102,000) is greater than the face amount ($100,000). The basic death benefit under Option B is equal to the face amount plus the policy account value on the date of death. Based on the example below, the basic death benefit under Option B is greater than the alternate death benefit for both Policy 1 (since $135,000 is greater than $42,000) and Policy 2 (since $185,000 is greater than $102,000).

          ------------------------------------------------------------
                                                     POLICY 1 POLICY 2
          ------------------------------------------------------------
          Face Amount                                $100,000 $100,000
          Policy Account Value on the Date of Death  $ 35,000 $ 85,000

          Death Benefit Percentage                       120%     120%
          Death Benefit under Option A               $100,000 $102,000

          Death Benefit under Option B               $135,000 $185,000
          ------------------------------------------------------------

USING THE CASH VALUE ACCUMULATION TEST:

The following examples demonstrate how we calculate the death benefit under Option A and Option B. The examples show an insured under two policies with the same face amount, but account values vary as shown. We assume that each insured is age 65 at the time of death, is a male preferred non-tobacco user, and that there is no outstanding debt. We also assume that the owner selected the cash value accumulation test. Policy 1 shows what the death benefit would be for a policy with a low account value. Policy 2 shows what the death benefit would be for a policy with a higher account value.

The alternate death benefit is equal to the policy account value times a death benefit percentage which will be specified in your policy, and which varies based upon the insured's attained age, sex and risk class. If the account value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the Option A or Option B death benefit you have selected. In the example below, the alternate death benefit for Policy 1 is $64,995 ($35,000 x 185.7%) and the alternate death benefit for Policy 2 is $157,845 ($85,000 x 185.7%). The basic death benefit under Option A is equal to the face amount on ($100,000) the date of death. If the owner of Policy 1 elected Option A, the death benefit would equal the face amount, since the alternate death benefit amount ($64,995) is less than the face amount ($100,000). If the owner of Policy 2 elected Option A, the death benefit would be the alternate death benefit ($102,000), since the alternate death benefit ($157,845) is greater than the face amount ($100,000). The basic death benefit under Option B is equal to the face amount plus the policy account value on the date of death. Based on the example below, the basic death benefit under Option B is greater than the alternate death benefit for both Policy 1 (since $135,000 is greater than $64,995) and Policy 2 (since $185,000 is greater than $157,845).

          ------------------------------------------------------------
                                                     POLICY 1 POLICY 2
          ------------------------------------------------------------
          Face Amount                                $100,000 $100,000
          Policy Account Value on the Date of Death  $ 35,000 $ 85,000

          Death Benefit Percentage                     185.7%   185.7%

          Death Benefit under Option A               $100,000 $157,845

          Death Benefit under Option B               $135,000 $185,000
          ------------------------------------------------------------

             APPENDIX II: CALCULATING THE ALTERNATE DEATH BENEFIT

Appendix III: Policy variations

--------------------------------------------------------------------------------

You should note that your policy's options, features and charges may vary from what is described in this prospectus depending on the approximate date on which your purchased your policy. You may not be able to change your policy or its features after issue. This Appendix reflects policy variations that differ from what is described in this prospectus but may have been in effect at the time your policy was issued. If you purchased your policy during the "Approximate Time Period" below, the noted variation may apply to you. Your policy may have been available in your state past the approximate end date indicated below.

For more information about particular options, features and charges available under your policy based on when you purchased it, please contact your financial professional and/or refer to your policy.

-----------------------------------------------------------------------------
 APPROXIMATE TIME PERIOD  FEATURE                   VARIATION
-----------------------------------------------------------------------------

November 18, 2013 to      Guaranteed interest       AXA Equitable will not
present                   option ("GIO") limitation exercise its right to
                                                    limit the amounts that
                                                    may be allocated and or
                                                    transferred to the
                                                    guaranteed interest
                                                    option ("policy
                                                    guaranteed interest
                                                    option limitation"). All
                                                    references to the policy
                                                    guaranteed interest
                                                    option limitation in
                                                    this prospectus, and/or
                                                    in your policy and/or in
                                                    the endorsements to your
                                                    policy, are not
                                                    applicable.
-----------------------------------------------------------------------------
June 28, 2010-November    Guaranteed interest       Any implementation by
18, 2013                  option ("GIO") limitation AXA Equitable on
                                                    limiting the amounts
                                                    that may be allocated
                                                    and/or transferred to
                                                    the guaranteed interest
                                                    option ("policy
                                                    guaranteed interest
                                                    option limitation") is
                                                    not applicable.
-----------------------------------------------------------------------------
June 28, 2010-January     Long Term Care            Benefits received under
31, 2014                  Services/SM/ Rider        this rider are intended
CALIFORNIA                                          to be treated, for
                                                    Federal income tax
                                                    purposes, as accelerated
                                                    death benefits under
                                                    section 101(g) of the
                                                    Code on the life of a
                                                    chronically ill insured
                                                    person receiving
                                                    qualified long-term care
                                                    services within the
                                                    meaning of section 7702B
                                                    of the Code. It is not
                                                    intended to be a
                                                    qualified long-term care
                                                    insurance contract under
                                                    section 7702B(b) of the
                                                    Internal Revenue Code.
                                                    Charges for this benefit
                                                    will generally be
                                                    treated as distributions
                                                    from the policy for
                                                    federal income tax
                                                    purposes.
-----------------------------------------------------------------------------
June 28, 2010-February    Long Term Care            (Rider Form No. R06-90CT)
14, 2013 and July 22,     Services/SM/ Rider
2013-February 16, 2014
CONNECTICUT               See "Long Term Care       Different monthly charge
                          Services/SM/ Rider"       amounts and rules will
                          under "Other benefits     apply.
                          you can add by rider" in
                          "More information about
                          policy features and
                          benefits"
                                                    The long-term care
                                                    specified amount for
                                                    this rider is as follows:

                                                    We will pay up to the
                                                    long-term care specified
                                                    amount for qualified
                                                    long-term care services
                                                    for the insured person
                                                    for the duration of a
                                                    period of coverage. The
                                                    initial long-term care
                                                    specified amount is
                                                    equal to the face amount
                                                    of the base policy at
                                                    issue. This amount may
                                                    change due to subsequent
                                                    policy transactions and
                                                    will be reduced at the
                                                    end of a period of
                                                    coverage to reflect
                                                    benefits paid during
                                                    that period of coverage.
                                                    Any request for a
                                                    decrease in the policy
                                                    face amount will reduce
                                                    the current long-term
                                                    care specified amount to
                                                    an
-----------------------------------------------------------------------------

                                     III-1

                        APPENDIX III: POLICY VARIATIONS

-----------------------------------------------------------------------------
 APPROXIMATE TIME PERIOD  FEATURE                   VARIATION
-----------------------------------------------------------------------------
CONNECTICUT (CONTINUED)                             amount equal to the
                                                    lesser of: (a) the new
                                                    policy face amount; or
                                                    (b) the long-term care
                                                    specified amount
                                                    immediately prior to the
                                                    face amount decrease.
                                                    Any partial withdrawal
                                                    will reduce the current
                                                    long-term care specified
                                                    amount by the amount of
                                                    the withdrawal, but not
                                                    to less than the policy
                                                    account value minus the
                                                    withdrawal. The maximum
                                                    monthly benefit in
                                                    either case will then be
                                                    equal to the new
                                                    long-term care specified
                                                    amount multiplied by the
                                                    benefit percentage.
                                                    The maximum monthly
                                                    benefit is equal to the
                                                    long-term care specified
                                                    amount multiplied by the
                                                    benefit percentage you
                                                    have selected. This
                                                    amount may change due to
                                                    subsequent policy
                                                    transactions.

                                                    The maximum monthly
                                                    payment limitation for
                                                    this rider is as follows:

                                                    Each month, the monthly
                                                    benefit payment (a
                                                    portion of which will be
                                                    applied to repay any
                                                    outstanding policy loan)
                                                    for qualified long term
                                                    care services for the
                                                    insured person is the
                                                    lesser of:

                                                    1. the maximum monthly
                                                    benefit (or lesser
                                                    amount as requested,
                                                    however, this may not be
                                                    less than $500); or

                                                    2. the monthly
                                                    equivalent of 200% of
                                                    the per day limit
                                                    allowed by the Health
                                                    Insurance Portability
                                                    and Accountability Act
                                                    or "HIPAA" (We reserve
                                                    the right to increase
                                                    this percentage.) To
                                                    find out the current per
                                                    day limit allowed by
                                                    HIPAA, go to
                                                    www.irs.gov. We may also
                                                    include this information
                                                    in your policy's annual
                                                    report.

                                                    For purposes of
                                                    determining the maximum
                                                    monthly benefit, the
                                                    benefit percentage
                                                    options are 1% or 2% for
                                                    issue ages 20-70 and 3%
                                                    for issue ages 20-55.

                                                    Benefits are payable
                                                    once we receive: 1) a
                                                    written certification
                                                    from a U.S. licensed
                                                    health care practitioner
                                                    that the insured person
                                                    is a chronically ill
                                                    individual who is
                                                    receiving qualified
                                                    long-term care services
                                                    in accordance with a
                                                    plan of care and will
                                                    require continuous care
                                                    for the rest of his or
                                                    her life; 2) proof that
                                                    the "elimination
                                                    period," as discussed
                                                    below, has been
                                                    satisfied; and 3)
                                                    written notice of claim
                                                    and proof of loss in a
                                                    form satisfactory to us.
                                                    In order to continue
                                                    monthly benefit
                                                    payments, we require
                                                    recertification by a
                                                    U.S. licensed health
                                                    care practitioner every
                                                    twelve months from the
                                                    date of the initial or
                                                    subsequent certification
                                                    that the insured is
                                                    still a chronically ill
                                                    individual receiving
                                                    qualified
-----------------------------------------------------------------------------

                                     III-2

                        APPENDIX III: POLICY VARIATIONS

-----------------------------------------------------------------------------
 APPROXIMATE TIME PERIOD  FEATURE                   VARIATION
-----------------------------------------------------------------------------
CONNECTICUT (CONTINUED)                             long-term care services
                                                    in accordance with a
                                                    plan of care and will
                                                    require continuous care
                                                    for the remainder of his
                                                    or her life. Otherwise,
                                                    unless earlier
                                                    terminated due to a
                                                    change in the status of
                                                    the insured, benefit
                                                    payments will terminate
                                                    at the end of the twelve
                                                    month period. This rider
                                                    may not cover all of the
                                                    costs associated with
                                                    long-term care services
                                                    during the insured
                                                    person's period of
                                                    coverage.

                                                    The following
                                                    information replaces the
                                                    "Elimination Period"
                                                    subsection in this
                                                    section.

                                                    .   Elimination period.
                                                        The Long-Term Care
                                                        Services/SM/ Rider
                                                        has an elimination
                                                        period that is the
                                                        required period of
                                                        time while the rider
                                                        is in force that
                                                        must elapse before
                                                        any benefit is
                                                        available to the
                                                        insured person under
                                                        this rider. The
                                                        elimination period
                                                        is 90 days,
                                                        beginning on the
                                                        first day of any
                                                        qualified long term
                                                        care services that
                                                        are provided to the
                                                        insured person.
                                                        Generally, benefits
                                                        under this rider
                                                        will not be paid
                                                        until the
                                                        elimination period
                                                        is satisfied; and
                                                        benefits will not be
                                                        retroactively paid
                                                        for the elimination
                                                        period. The 90 days
                                                        do not have to be
                                                        continuous, but the
                                                        elimination period
                                                        must be satisfied
                                                        within a consecutive
                                                        period of 24 months
                                                        starting with the
                                                        month in which such
                                                        services are first
                                                        provided. If the
                                                        elimination period
                                                        is not satisfied
                                                        within this time
                                                        period, you must
                                                        submit a new claim
                                                        for benefits under
                                                        this rider. This
                                                        means that a new
                                                        elimination period
                                                        of 90 days must be
                                                        satisfied within a
                                                        new 24 month period.
                                                        The elimination
                                                        period must be
                                                        satisfied only once
                                                        while this rider is
                                                        in effect.

                                                    The Nonforfeiture
                                                    benefit is not available.

                                                    The Maximum total
                                                    benefit is not
                                                    applicable.

                                                    The Acceleration
                                                    percentage concept is
                                                    not applicable.

                                                    Death benefit option
                                                    changes are not
                                                    permitted.

                                                    The "Extension of
                                                    Benefits" feature is not
                                                    available.

                          See "Tax treatment of     The tax information for
                          living benefits rider or  the Long-Term Care
                          Long Term Care            Services/SM/ Rider below
                          Services/TM/ Rider under  replaces, in its
                          a policy with the         entirety, the tax
                          applicable rider" in      information in this
                          "Tax Information"         section:

                                                    Benefits received under
                                                    the Long Term Care
                                                    Services/SM/ Rider are
                                                    intended to be treated,
                                                    for Federal income tax
                                                    purposes, as accelerated
                                                    death benefits under
                                                    section 101(g) of the
                                                    Code on the life of a
                                                    chronically ill insured
                                                    person receiving
                                                    qualified long-term care
                                                    services within the
                                                    meaning of section 7702B
                                                    of the Code. The
                                                    benefits are intended to
-----------------------------------------------------------------------------

                                     III-3

                        APPENDIX III: POLICY VARIATIONS

-----------------------------------------------------------------------------
 APPROXIMATE TIME PERIOD  FEATURE                   VARIATION
-----------------------------------------------------------------------------
CONNECTICUT (CONTINUED)                             qualify for exclusion
                                                    from income subject to
                                                    the limitations of the
                                                    Code with respect to a
                                                    particular insured
                                                    person. Receipt of these
                                                    benefits may be taxable.
                                                    Generally income
                                                    exclusion for all
                                                    payments from all
                                                    sources with respect to
                                                    an insured person will
                                                    be limited to the higher
                                                    of the Health Insurance
                                                    Portability and
                                                    Accountability Act
                                                    ("HIPAA") per day limit
                                                    or actual costs incurred
                                                    by the taxpayer on
                                                    behalf of the insured
                                                    person.

                                                    Charges for the Long
                                                    Term Care Services/SM/
                                                    Rider may be considered
                                                    distributions for income
                                                    tax purposes, and may be
                                                    taxable to the owner to
                                                    the extent not
                                                    considered a nontaxable
                                                    return of premiums paid
                                                    for the life insurance
                                                    policy. See above for
                                                    tax treatment of
                                                    distributions to you.
                                                    Charges for the Long
                                                    Term Care Services/SM/
                                                    Rider are generally not
                                                    considered deductible
                                                    for income tax purposes.
                                                    The Long Term Care
                                                    Services/SM/ Rider is
                                                    not intended to be a
                                                    qualified long-term care
                                                    insurance contract under
                                                    section 7702B(b) of the
                                                    Code.

                                                    Any adjustments made to
                                                    your policy death
                                                    benefit, face amount and
                                                    other values as a result
                                                    of Long Term Care
                                                    Services/SM/ Rider
                                                    benefits paid will also
                                                    generally cause us to
                                                    make adjustments with
                                                    respect to your policy
                                                    under federal income tax
                                                    rules for testing
                                                    premiums paid, your tax
                                                    basis in your policy,
                                                    your overall premium
                                                    limits and the seven-pay
                                                    period and seven-pay
                                                    limit for testing
                                                    modified endowment
                                                    contract status.
-----------------------------------------------------------------------------
February 15,              Long Term Care            Rider Form No. R12-10CT
2013-July 21, 2013        Services/SM/ Rider
CONNECTICUT                                         In Connecticut, we refer
                                                    to this rider as the
                                                    "LONG-TERM CARE BENEFITS
                                                    RIDER".

                          See "Long-Term Care       The following
                          Services/SM/ Rider"       information replaces
                          under "Other benefits     first three paragraphs
                          you can add by rider" in  in this section.
                          "More information about
                          policy features and
                          benefits"
                                                    The rider provides for
                                                    the acceleration of all
                                                    or part of the policy
                                                    death benefit as a
                                                    payment of a portion of
                                                    the policy's death
                                                    benefit each month as a
                                                    result of the insured
                                                    person being a
                                                    chronically ill
                                                    individual who is
                                                    receiving qualified
                                                    long-term care services
                                                    in accordance with a
                                                    plan of care and who
                                                    will require continuous
                                                    care for the remainder
                                                    of his or her life.
                                                    Benefits accelerated
                                                    under this rider will be
                                                    treated as a lien
                                                    against the policy death
                                                    benefit unless benefits
                                                    are being paid under the
                                                    optional Nonforfeiture
                                                    Benefit. While this
                                                    rider is in force and
                                                    before any continuation
                                                    of coverage under the
                                                    optional Nonforfeiture
                                                    Benefit, if elected,
                                                    policy face amount
                                                    increases and death
                                                    benefit option changes
                                                    from Option A to Option
                                                    B are not permitted. For
                                                    a more complete
                                                    description of the terms
                                                    used in this section and
                                                    conditions of this
                                                    rider, please consult
                                                    your policy rider form.
-----------------------------------------------------------------------------

                                     III-4

                        APPENDIX III: POLICY VARIATIONS

-----------------------------------------------------------------------------
 APPROXIMATE TIME PERIOD  FEATURE                   VARIATION
-----------------------------------------------------------------------------
CONNECTICUT                                         An individual qualifies
(CONTINUED)                                         as "chronically ill" if
                                                    they have been certified
                                                    by a licensed health
                                                    care practitioner as
                                                    being expected to
                                                    require lifetime
                                                    confinement in a
                                                    long-term care facility
                                                    due to injury or
                                                    sickness; or requiring
                                                    substantial supervision
                                                    to protect such
                                                    individual from threats
                                                    to health and safety due
                                                    to cognitive impairment.

                                                    "Qualified long-term
                                                    care services" means
                                                    necessary diagnostic,
                                                    preventive, therapeutic,
                                                    curing, mitigating, and
                                                    rehabilitative services
                                                    that are required by a
                                                    chronically ill
                                                    individual and provided
                                                    in accordance with a
                                                    plan of care prescribed
                                                    by a U.S. licensed
                                                    health care
                                                    practitioner. Qualified
                                                    long-term care services
                                                    do not include home
                                                    health care services.

                                                    Benefits are payable
                                                    once we receive: 1) a
                                                    written certification
                                                    from a U.S. licensed
                                                    health care practitioner
                                                    that the insured person
                                                    is a chronically ill
                                                    individual who is
                                                    receiving qualified
                                                    long-term care services
                                                    in accordance with a
                                                    plan of care and will
                                                    require continuous care
                                                    for the rest of his or
                                                    her life; 2) proof that
                                                    the "elimination
                                                    period," as discussed
                                                    below, has been
                                                    satisfied; and 3)
                                                    written notice of claim
                                                    and proof of loss in a
                                                    form satisfactory to us.
                                                    In order to continue
                                                    monthly benefit
                                                    payments, we require
                                                    recertification by a
                                                    U.S. licensed health
                                                    care practitioner every
                                                    twelve months from the
                                                    date of the initial or
                                                    subsequent certification
                                                    that the insured person
                                                    is still a chronically
                                                    ill individual receiving
                                                    qualified long-term care
                                                    services in accordance
                                                    with a plan of care and
                                                    will require continuous
                                                    care for the remainder
                                                    of his or her life.
                                                    Otherwise, unless
                                                    earlier terminated due
                                                    to a change in status of
                                                    the insured or payout of
                                                    the maximum total
                                                    benefit amount, benefit
                                                    payments will terminate
                                                    at the end of the twelve
                                                    month period. This rider
                                                    may not cover all of the
                                                    costs associated with
                                                    long-term care services
                                                    during the insured
                                                    person's period of
                                                    coverage.
                                                    The "Extension of
                                                    Benefits" feature is not
                                                    available.

                                                    Also see "Long-Term Care
                                                    Services/SM/ Rider"
                                                    policy variations that
                                                    may apply in Appendices
                                                    III and IV.

                                                    The following
                                                    information replaces the
                                                    "Elimination Period"
                                                    subsection in this
                                                    section.

                                                    .   ELIMINATION PERIOD.
                                                        The Long-Term Care
                                                        Benefits Rider has
                                                        an elimination
                                                        period that is the
                                                        required period of
                                                        time while the rider
                                                        is in force that
                                                        must elapse before
                                                        any benefit is
                                                        available to the
                                                        insured person under
                                                        this rider. The
-----------------------------------------------------------------------------


                                     III-5

                        APPENDIX III: POLICY VARIATIONS

-------------------------------------------------------------------------------
 APPROXIMATE TIME PERIOD  FEATURE                   VARIATION
-------------------------------------------------------------------------------
CONNECTICUT                                            elimination period is
(CONTINUED)                                            90 days, beginning on
                                                       the first day of any
                                                       qualified long- term
                                                       care services that
                                                       are provided to the
                                                       insured person.
                                                       Generally, benefits
                                                       under this rider will
                                                       not be paid until the
                                                       elimination period is
                                                       satisfied, and
                                                       benefits will not be
                                                       retroactively paid
                                                       for the elimination
                                                       period. The 90 days
                                                       do not have to be
                                                       continuous, but the
                                                       elimination period
                                                       must be satisfied
                                                       within a consecutive
                                                       period of 24 months
                                                       starting with the
                                                       month in which such
                                                       services are first
                                                       provided. If the
                                                       elimination period is
                                                       not satisfied within
                                                       this time period, you
                                                       must submit a new
                                                       claim for benefits
                                                       under this rider.
                                                       This means that a new
                                                       elimination period of
                                                       90 days must be
                                                       satisfied within a
                                                       new 24 month period.
                                                       The elimination
                                                       period must be
                                                       satisfied only once
                                                       while this rider is
                                                       in effect.
-------------------------------------------------------------------------------
June 28,                  Long Term Care            Rider Form No. R11-80NY
2010-October 20, 2013     Services/SM/ Rider        (9/20/11-10/20/13)
NEW YORK
                                                    Rider Form No. R06-90NY
                                                    (6/28/10-9/20/11)

                          See "Long-Term Care       The maximum monthly
                          Services/SM/ Rider"       payment limitation for
                          under "Other benefits     this rider is as follows:
                          you can add by rider" in
                          "More information about
                          policy features and
                          benefits"
                                                    Each month, the monthly
                                                    benefit payment (a
                                                    portion of which will be
                                                    applied to repay any
                                                    outstanding policy loan)
                                                    for qualified long-term
                                                    care services for the
                                                    insured person is the
                                                    lesser of:

                                                    1. the maximum monthly
                                                       benefit (or lesser
                                                       amount as requested,
                                                       however, this may not
                                                       be less than $500); or
                                                    2. the monthly
                                                       equivalent of 100% of
                                                       the per day limit
                                                       allowed by the Health
                                                       Insurance Portability
                                                       and Accountability
                                                       Act or "HIPAA" (We
                                                       reserve the right to
                                                       increase this
                                                       percentage.) To find
                                                       out the current per
                                                       day limit allowed by
                                                       HIPAA, go to
                                                       www.irs.gov. We may
                                                       also include this
                                                       information in your
                                                       policy's annual
                                                       report.

                                                    Benefits are payable
                                                    once we receive: 1) a
                                                    written certification
                                                    from a U.S. licensed
                                                    health care practitioner
                                                    that the insured person
                                                    is a chronically ill
                                                    individual who is
                                                    receiving qualified
                                                    long-term care services
                                                    in accordance with a
                                                    plan of care and will
                                                    require continuous care
                                                    for the rest of his or
                                                    her life; 2) proof that
                                                    the "elimination
                                                    period," as discussed
                                                    below, has been
                                                    satisfied; and 3)
                                                    written notice of claim
                                                    and proof of loss in a
                                                    form satisfactory to us.
                                                    In order to continue
                                                    monthly benefit
                                                    payments, we require
                                                    recertification by a
                                                    U.S. licensed health
                                                    care practitioner every
                                                    twelve months from the
                                                    date of the initial or
                                                    subsequent certification
                                                    that the insured is
                                                    still a chronically ill
                                                    individual receiving
                                                    qualified
-------------------------------------------------------------------------------

                                     III-6

                        APPENDIX III: POLICY VARIATIONS

-------------------------------------------------------------------------------
 APPROXIMATE TIME PERIOD  FEATURE                   VARIATION
-------------------------------------------------------------------------------
NEW YORK                                            long-term care services
(CONTINUED)                                         in accordance with a
                                                    plan of care and will
                                                    require continuous care
                                                    for the remainder of his
                                                    or her life. Otherwise,
                                                    unless earlier
                                                    terminated due to a
                                                    change in the status of
                                                    the insured or payout of
                                                    the maximum total
                                                    benefit amount, benefit
                                                    payments will terminate
                                                    at the end of the twelve
                                                    month period. This rider
                                                    may not cover all of the
                                                    costs associated with
                                                    long-term care services
                                                    during the insured
                                                    person's period of
                                                    coverage.

                                                    The following
                                                    information replaces the
                                                    "Elimination Period"
                                                    subsection in this
                                                    section.

                                                    .   ELIMINATION PERIOD.
                                                        The Long-Term care
                                                        Benefits Rider has
                                                        an elimination
                                                        period that is the
                                                        required period of
                                                        time while the rider
                                                        is in force that
                                                        must elapse before
                                                        any benefit is
                                                        available to the
                                                        insured person under
                                                        this rider. The
                                                        elimination period
                                                        is 90 days,
                                                        beginning on the
                                                        first day of any
                                                        qualified long- term
                                                        care services that
                                                        are provided to the
                                                        insured person.
                                                        Generally, benefits
                                                        under this rider
                                                        will not be paid
                                                        until the
                                                        elimination period
                                                        is satisfied;
                                                        however, benefits
                                                        will be
                                                        retroactively paid
                                                        for the elimination
                                                        period. The 90 days
                                                        do not have to be
                                                        continuous, but the
                                                        elimination period
                                                        must be satisfied
                                                        within a consecutive
                                                        period of 24 months
                                                        starting with the
                                                        month in which such
                                                        services are first
                                                        provided. If the
                                                        elimination period
                                                        is not satisfied
                                                        within this time
                                                        period, you must
                                                        submit a new claim
                                                        for benefits under
                                                        this rider. This
                                                        means that a new
                                                        elimination
                                                       period of 90 days
                                                       must be satisfied
                                                       within a new 24 month
                                                       period. The
                                                       elimination period
                                                       must be satisfied
                                                       only once while this
                                                       rider is in effect.

                                                    Benefits received under
                                                    this rider are intended
                                                    to be treated, for
                                                    Federal income tax
                                                    purposes, as accelerated
                                                    death benefits under
                                                    section 101(g) of the
                                                    Code on the life of a
                                                    chronically ill insured
                                                    person receiving
                                                    qualified long-term care
                                                    services within the
                                                    meaning of section 7702B
                                                    of the Code. It is not
                                                    intended to be a
                                                    qualified long-term care
                                                    insurance contract under
                                                    section 7702B(b) of the
                                                    Internal Revenue Code.
                                                    Charges for this benefit
                                                    will generally be
                                                    treated as distributions
                                                    from the policy for
                                                    federal income tax
                                                    purposes.
-------------------------------------------------------------------------------

                                     III-7

                        APPENDIX III: POLICY VARIATIONS

-----------------------------------------------------------------------------
 APPROXIMATE TIME PERIOD  FEATURE                   VARIATION
-----------------------------------------------------------------------------
NEW YORK                                            The Nonforfeiture
(CONTINUED)                                         benefit is not available.
                                                    The Maximum total
                                                    benefit is not
                                                    applicable.
                                                    The Acceleration
                                                    percentage concept is
                                                    not applicable.

                                                    Death benefit option
                                                    changes are not
                                                    permitted.
                                                    The "Extension of
                                                    Benefits" feature is not
                                                    available.
-----------------------------------------------------------------------------
June 28, 2010-May 20,     Long-Term Care            Rider Form No. R06-90
2012                      Services/SM/ Rider

                          Long-Term Care            Charge per $1,000 of the
                          Services/SM/ Rider        amount for which we are
                          Monthly charge            at risk (our amount "at
                                                    risk" for this rider is
                                                    the long-term care
                                                    specified amount minus
                                                    your policy account
                                                    value, but not less than
                                                    zero):

                                                    Highest: $1.18
                                                    Lowest: $0.08
                                                    Representative: $0.22

                                                    This representative
                                                    amount is the rate we
                                                    guarantee for a
                                                    representative insured
                                                    male age 35 at issue in
                                                    the preferred elite
                                                    non-tobacco user risk
                                                    class. This charge
                                                    varies based on the
                                                    individual
                                                    characteristics of the
                                                    insured and may not be
                                                    representative of the
                                                    charge that you will
                                                    pay. Your financial
                                                    professional can provide
                                                    you with more
                                                    information about these
                                                    charges as they relate
                                                    to the insured's
                                                    particular
                                                    characteristics.

                          Long-Term Care Specified  Equal to the face amount
                          Amount of the base policy at issue, subject to change due to subsequent policy transactions and will be reduced at the end of a period of coverage to reflect benefits paid during that period of coverage.

                          The effect of a period    The total of monthly
                          of coverage on policy     benefit payments will be
                          values                    treated as a lien
                                                    against the policy death
                                                    benefit, the policy
                                                    account value and the
                                                    cash surrender value.

                          Qualified Long-Term Care  Do not include treatment
                          Services                  or care for a mental,
                                                    psychoneurotic, or
                                                    personality disorder
                                                    without evidence of
                                                    organic disease
                                                    (Alzheimer's Disease and
                                                    senile dementia are not
                                                    excluded from coverage).
-----------------------------------------------------------------------------

                                     III-8

                        APPENDIX III: POLICY VARIATIONS

-----------------------------------------------------------------------------
 APPROXIMATE TIME PERIOD  FEATURE                   VARIATION
-----------------------------------------------------------------------------
NEW YORK                  Change of death benefit   You may not change the
(CONTINUED)               option                    death benefit option
June 28, 2010-May 20,                               under the policy while
2012                                                the Long-Term Care
                                                    Services/SM/ Rider is in
                                                    effect.

                          Tax Qualification         LONG-TERM CARE
                                                    SERVICES/SM/ RIDER.
                                                    Benefits received under
                                                    this rider are intended
                                                    to be treated, for
                                                    Federal income tax
                                                    purposes, as accelerated
                                                    death benefits under
                                                    Section 101(g) of the
                                                    Code on the life of a
                                                    chronically ill insured
                                                    person receiving
                                                    qualified long-term care
                                                    services within the
                                                    meaning of section 7702B
                                                    of the Code. It is not
                                                    intended to be a
                                                    qualified long-term care
                                                    insurance contract under
                                                    section 7702B(b) of the
                                                    Internal Revenue Code.
                                                    Charges for this benefit
                                                    will generally be
                                                    treated as distributions
                                                    from the policy for
                                                    federal income tax
                                                    purposes.

                                                    OTHER VARIATIONS
                                                    The Nonforfeiture is not
                                                    available.

                                                    The Maximum total
                                                    benefit is not available.

                                                    Death benefit option
                                                    changes are not
                                                    permitted.
-----------------------------------------------------------------------------

June 28, 2010-May 1, 2011 Cash Value Plus Rider     This rider is no longer
                          (Rider Form No. R07-80    available for purchase.
                          or state variation)       If you elected this
                                                    rider when you purchased
                                                    your contract, your
                                                    policy had to have a
                                                    minimum face amount of
                                                    $1 million with an
                                                    initial annualized
                                                    planned periodic premium
                                                    of at least $50,000.

                                                    If this rider was
                                                    elected, there was a
                                                    one-time charge of $250
                                                    deducted in a lump sum
                                                    from the initial net
                                                    premium, after deduction
                                                    of the premium charge.

                                                    The rider will terminate
                                                    on the earliest of the
                                                    following dates: 1) The
                                                    end of the eighth policy
                                                    year; or 2) The date the
                                                    policy ends without
                                                    value at the end of the
                                                    Grace Period or
                                                    otherwise terminates.

                                                    If the policy is
                                                    surrendered in full
                                                    while the rider is in
                                                    effect, any refund of
                                                    the premium charge and
                                                    reduction in the
                                                    surrender charge will
                                                    not be subject to a
                                                    cumulative premium-based
                                                    cap on the rider
                                                    benefits.
-----------------------------------------------------------------------------

                                     III-9

                        APPENDIX III: POLICY VARIATIONS

Appendix IV: State policy availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------


The following information is a summary of the states where certain policies or certain features and/or benefits are either not available as of the date of this prospectus or vary from the policy's features and benefits as previously described in this prospectus. Certain features and/or benefits may have been approved in your state after your policy was issued and cannot be added. Please contact your financial professional for more information about availability in your state. See also Appendix III earlier in this prospectus for information about the availability of certain features under your policy.


STATES WHERE CERTAIN POLICIES FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR
VARY:


-------------------------------------------------------------------------------
 STATE      FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------

CALIFORNIA  Long Term Care Services/SM/ Rider In California, we refer to this rider as the "Comprehensive
                                              Long-Term Care Rider" (Rider
                                              Form No. R12-10CA).

            See "Long Term Care Services/SM/  The following sentence replaces
            Rider" under "Other benefits you  the first sentence of the fourth
            can add by rider" in "More        paragraph of this section in its
            information about policy          entirety:
            features and benefits"

                                              "Benefits are payable once we
                                              receive: 1) a written
                                              certification from a U.S.
                                              licensed health care
                                              practitioner that the insured
                                              person is a chronically ill
                                              individual; 2) a plan of care
                                              prescribed by a licensed health
                                              care practitioner or a
                                              multidisciplinary team under
                                              medical direction which
                                              describes the insured person's
                                              needs and specifies the type and
                                              frequency of qualified long-term
                                              care services required by the
                                              insured person; 3) proof that
                                              the "elimination period," as
                                              discussed below, has been
                                              satisfied; and 4) written notice
                                              of claim and proof of loss in a
                                              form satisfactory to us.

                                              NONFORFEITURE BENEFIT
                                              The first two paragraphs of the
                                              "Nonforfeiture Benefit"
                                              subsection are replaced in their
                                              entirety with the following:

                                              For a higher monthly charge, you
                                              can elect the Comprehensive
                                              Long-Term Care Rider with the
                                              Nonforfeiture Benefit. The
                                              Nonforfeiture Benefit may
                                              continue coverage under the
                                              rider in a reduced benefit
                                              amount in situations where (a)
                                              the Comprehensive Long-Term Care
                                              Rider would otherwise terminate;
                                              (b) you have not already
                                              received benefits (including any
                                              loan repayments) that equal or
                                              exceed the total charges
                                              deducted for the rider; and (c)
                                              your policy and Comprehensive
                                              Long-Term Care Rider were
                                              inforce for at least four policy
                                              years.

                                              While the Nonforfeiture Benefit
                                              is in effect, all of the
                                              provisions of the Comprehensive
                                              Long-Term Care Rider remain
                                              applicable to you. The maximum
                                              total Nonforfeiture Benefit will
                                              be the greater of:

                                              (a) Three month's maximum
                                              monthly benefit and
                                              (b) The sum of all charges
                                              deducted for the Comprehensive
                                              Long-Term Care Rider (with the
                                              Nonforfeiture Benefit). This
                                              amount excludes any charges that
                                              may have previously been waived
                                              while rider benefits were being
                                              paid.

                                              Also see "Long Term Care
                                              Services/SM/ Rider" policy
                                              variations that may apply
                                              earlier in Appendix III.
-------------------------------------------------------------------------------


                                     IV-1

 APPENDIX IV: STATE POLICY AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
CONNECTICUT  See "Long Term Care Services/SM/  THE FOLLOWING INFORMATION
             Rider" under "Other benefits you  REPLACES FIRST THREE PARAGRAPHS
             can add by rider" in "More        IN THIS SECTION:
             information about policy
             features and benefits"
                                               The rider provides for the
                                               acceleration of all or part of
                                               the policy death benefit as a
                                               payment of a portion of the
                                               policy's death benefit each
                                               month as a result of the insured
                                               person being a chronically ill
                                               individual who is receiving
                                               qualified long-term care
                                               services in accordance with a
                                               plan of care and who will
                                               require continuous care for the
                                               remainder of his or her life.
                                               Benefits accelerated under this
                                               rider will be treated as a lien
                                               against the policy death benefit
                                               unless benefits are being paid
                                               under the optional Nonforfeiture
                                               Benefit. While this rider is in
                                               force and before any
                                               continuation of coverage under
                                               the optional Nonforfeiture
                                               Benefit, if elected, policy face
                                               amount increases and death
                                               benefit option changes from
                                               Option A to Option B are not
                                               permitted.

                                               An individual qualifies as
                                               "chronically ill" if they have
                                               been certified by a licensed
                                               health care practitioner as
                                               being expected to require
                                               lifetime confinement in a
                                               long-term care facility or in a
                                               home due to injury or sickness;
                                               or requiring substantial
                                               supervision to protect such
                                               individual from threats to
                                               health and safety due to
                                               cognitive impairment.

                                               Benefits are payable once we
                                               receive: 1) a written
                                               certification from a U.S.
                                               licensed health care
                                               practitioner that the insured
                                               person is a chronically ill
                                               individual who is receiving
                                               qualified long-term care
                                               services in accordance with a
                                               plan of care and will require
                                               continuous care for the rest of
                                               his or her life; 2) proof that
                                               the "elimination period," as
                                               discussed below, has been
                                               satisfied; and 3) written notice
                                               of claim and proof of loss in a
                                               form satisfactory to us. In
                                               order to continue monthly
                                               benefit payments, we require
                                               recertification by a U.S.
                                               licensed health care
                                               practitioner every twelve months
                                               from the date of the initial or
                                               subsequent certification that
                                               the insured person is still a
                                               chronically ill individual
                                               receiving qualified long-term
                                               care services in accordance with
                                               a plan of care and will require
                                               continuous care for the
                                               remainder of his or her life.
                                               Otherwise, unless earlier
                                               terminated due to a change in
                                               status of the insured or payout
                                               of the maximum total benefit
                                               amount, benefit payments will
                                               terminate at the end of the
                                               twelve month period. This rider
                                               may not cover all of the costs
                                               associated with long-term care
                                               services during the insured
                                               person's period of coverage.

                                               For a more complete description
                                               of the terms used in this
                                               section and conditions of this
                                               rider, please consult your rider
                                               policy form.

                                               The "Extension of Benefits"
                                               feature is not available.

                                               Also see "Long Term Care
                                               Services/SM/ Rider" policy
                                               variations that may apply
                                               earlier in Appendix III.
--------------------------------------------------------------------------------

                                     IV-2

 APPENDIX IV: STATE POLICY AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

------------------------------------------------------------------------------
 STATE   FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
------------------------------------------------------------------------------
FLORIDA  Long Term Care Services/SM/ Rider In Florida, we refer to this rider as the "Long Term Care
                                           Insurance Rider" (Rider Form No.
                                           R12-10FL).

         See "Long Term Care Services      The monthly charge per $1,000 of
         Rider/SM/" in "Risk/benefit       the amount for which we are at
         summary: Charges and expenses     risk is as follows:
         you will pay"

                                           With the optional Nonforfeiture
                                           benefit:
                                              Highest: $1.19
                                              Lowest: $0.07
                                              Representative: $0.17

                                           Without the optional
                                           Nonforfeiture benefit:
                                              Highest: $1.19
                                              Lowest: $0.07
                                              Representative: $0.17

         See "Long Term Care Services/SM/  ELIMINATION PERIOD
         Rider" under "Other benefits you  The "Elimination Period"
         can add by rider" in "More        subsection is replaced in its
         information about policy          entirety with the following:
         features and benefits"

                                           .  Elimination Period. The
                                           Long-Term Care Insurance Rider
                                           has an elimination period that
                                           is the required period of time
                                           while the rider is in force that
                                           must elapse before any benefit
                                           is available to the insured
                                           person under this rider. The
                                           elimination period is 90 days,
                                           beginning on the first day of
                                           any qualified long-term care
                                           services that are provided to
                                           the insured person. Generally,
                                           benefits under this rider will
                                           not be paid until the
                                           elimination period is satisfied,
                                           and benefits will not be
                                           retroactively paid for the
                                           elimination period. The
                                           elimination period can be
                                           satisfied by any combination of
                                           days of a long-term care
                                           facility stay or days of home
                                           health care, and the days do not
                                           have to be continuous. There is
                                           no requirement that the
                                           elimination period must be
                                           satisfied within a consecutive
                                           period of 24 months starting
                                           with the month in which such
                                           services are first provided. The
                                           elimination period must be
                                           satisfied only once while this
                                           rider is in effect.

         See "Long Term Care Services/SM/  PERIOD OF COVERAGE
         Rider" under "Other benefits you  The first paragraph of the
         can add by rider" in "More        "Period of coverage" subsection
         information about policy          is replaced in its entirety with
         features and benefits"            the following:

                                           .  PERIOD OF COVERAGE. The
                                           period of coverage is the period
                                           of time during which the insured
                                           receives services that are
                                           covered under the Long-Term Care
                                           Insurance Rider and for which
                                           benefits are payable. This
                                           begins on the first day covered
                                           services are received after the
                                           end of the elimination period. A
                                           period of coverage will end on
                                           the earliest of the following
                                           dates:

                                           1. the date we receive the
                                           notice of release which must be
                                           sent to us when the insured
                                           person is no longer receiving
                                           qualified long-term care
                                           services;

                                           2. the date we determine the
                                           insured person is no longer
                                           eligible to receive qualified
                                           long-term care services under
                                           this rider;
------------------------------------------------------------------------------

                                     IV-3

 APPENDIX IV: STATE POLICY AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
FLORIDA                                        3. the date you request that we
(CONTINUED)                                    terminate benefit payments under
                                               this rider;

                                               4. the date the accumulated
                                               benefit lien amount equals the
                                               maximum total benefit (or if
                                               your coverage is continued as a
                                               Nonforfeiture benefit, the date
                                               the maximum total Nonforfeiture
                                               Benefit has been paid out);

                                               5. the date you surrender the
                                               policy (except to the extent of
                                               any Nonforfeiture Benefit you
                                               may have under the rider);

                                               6. the date we make a payment
                                               under the living benefits rider
                                               (for terminal illness) if it
                                               occurs before coverage is
                                               continued as a Nonforfeiture
                                               Benefit; or

                                               7. the date of death of the
                                               insured person.

                                               PREEXISTING CONDITION
                                               No benefits will be provided
                                               under this rider during the
                                               first 180 days from the
                                               effective date of the policy for
                                               long-term care services received
                                               by the insured person due to a
                                               preexisting condition. However,
                                               each day of services received by
                                               the insured person for a
                                               preexisting condition during the
                                               first 180 days that this rider
                                               is in force will count toward
                                               satisfaction of the elimination
                                               period.

             See "Long Term Care Services/SM/  The following paragraph replaces
             Rider" under "Optional rider      the first paragraph in this
             charges" in "More information     section in its entirety:
             about certain policy charges"
                                               .  LONG-TERM CARE INSURANCE
                                               RIDER. If you choose this rider
                                               without the Nonforfeiture
                                               Benefit, on a guaranteed basis,
                                               we may deduct between $0.07 and
                                               $1.19 per $1,000 of the amount
                                               for which we are at risk under
                                               the rider from your policy
                                               account value each month. If you
                                               choose this rider with the
                                               Nonforfeiture Benefit, on a
                                               guaranteed basis, we may deduct
                                               between $0.07 and $1.19 per
                                               $1,000 of the amount for which
                                               we are at risk under the rider.
                                               We will deduct this charge until
                                               the insured reaches age 121
                                               while the rider is in effect,
                                               but not when rider benefits are
                                               being paid. The amount at risk
                                               under the rider depends on the
                                               death benefit option selected
                                               under the policy. For policies
                                               with death benefit Option A, the
                                               amount at risk for the rider is
                                               the lesser of (a) the current
                                               policy face amount, minus the
                                               policy account value (but not
                                               less than zero); and (b) the
                                               current long-term care specified
                                               amount. For policies with death
                                               benefit Option B, the amount at
                                               risk for the rider is the
                                               current long-term care specified
                                               amount. The current monthly
                                               charges for this rider may be
                                               lower than the maximum monthly
                                               charges.
--------------------------------------------------------------------------------

                                     IV-4

 APPENDIX IV: STATE POLICY AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

-----------------------------------------------------------------------------
 STATE    FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
-----------------------------------------------------------------------------
NEW YORK  See "Long Term Care Services/SM/  The following paragraph replaces
          Rider" under "Other benefits you  the third paragraph in this
          can add by rider" in "More        section in its entirety:
          information about policy
          features and benefits"
                                            Benefits are payable once we
                                            receive: 1) a written
                                            certification from a U.S.
                                            licensed health care
                                            practitioner that the insured
                                            person is a chronically ill
                                            individual who is receiving
                                            qualified long-term care
                                            services in accordance with a
                                            plan of care and will require
                                            continuous care for the rest of
                                            his or her life; 2) proof that
                                            the "eligibility period," as
                                            discussed below, has been
                                            satisfied; and 3) written notice
                                            of claim and proof of loss in a
                                            form satisfactory to us. In
                                            order to continue monthly
                                            benefit payments, we require
                                            recertification by a U.S.
                                            licensed health care
                                            practitioner every twelve months
                                            from the date of the initial or
                                            subsequent certification that
                                            the insured is still a
                                            chronically ill individual
                                            receiving qualified long-term
                                            care services in accordance with
                                            a plan of care and will require
                                            continuous care for the
                                            remainder of his or her life.
                                            Otherwise, unless earlier
                                            terminated due to a change in
                                            the status of the insured or
                                            payout of the maximum total
                                            benefit amount, benefit payments
                                            will terminate at the end of the
                                            twelve month period. We also, at
                                            our own expense, may have the
                                            insured person examined as often
                                            as we may reasonably require
                                            during the period of coverage,
                                            but not more frequently than
                                            every 90 days. This rider may
                                            not cover all of the costs
                                            associated with long-term care
                                            services during the insured
                                            person's period of coverage.

                                            Maximum monthly payments

                                            The maximum monthly payment
                                            limitation for this rider is as
                                            follows:

                                            Each month, the monthly benefit
                                            payment (a portion of which will
                                            be applied to repay any
                                            outstanding policy loan) for
                                            qualified long term care
                                            services for the insured person
                                            is the lesser of:

                                            1. the maximum monthly benefit
                                            (or lesser amount as requested,
                                            however, this may not be less
                                            than $500); or

                                            2. the monthly equivalent of
                                            100% of the per day limit
                                            allowed by the Health Insurance
                                            Portability and Accountability
                                            Act or "HIPAA". To find out the
                                            current per day limit allowed by
                                            HIPAA, go to www.irs.gov. We may
                                            also include this information in
                                            your policy's annual report.

                                            At issue, the maximum monthly
                                            benefit is equal to the long
                                            term care specified amount
                                            multiplied by the benefit
                                            percentage selected. After that,
                                            the maximum monthly benefit is
                                            equal to the maximum total
                                            benefit as of the first day of
                                            the period of coverage
                                            multiplied by the benefit
                                            percentage selected, and will
                                            not change thereafter.

                                            ELIMINATION PERIOD
                                            The "Elimination Period"
                                            subsection is renamed
                                            "Eligibility Period".
                                            Accordingly, all references to
                                            the "elimination period" are
                                            replaced with references to the
                                            "eligibility period". Once the
                                            eligibility period has been
                                            satisfied, benefits will be
                                            retroactively paid for the
                                            eligibility period.

                                            PERIOD OF COVERAGE
                                            The first paragraph of the
                                            "Period of coverage" subsection
                                            is replaced in its entirety with
                                            the following:
-----------------------------------------------------------------------------

                                     IV-5

 APPENDIX IV: STATE POLICY AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------

NEW YORK                                       .  PERIOD OF COVERAGE. The
(CONTINUED)                                    period of coverage is the period
                                               of time during which the insured
                                               person receives services that
                                               are covered under the Long-Term
                                               Care Services/SM/ Rider and for
                                               which benefits are payable. This
                                               begins on the first day covered
                                               services are received after the
                                               end of the eligibility period,
                                               although benefits are payable
                                               retroactively to the beginning
                                               of the eligibility period. A
                                               period of coverage will end on
                                               the earliest of the following
                                               dates:

                                               1. the date we receive the
                                               notice of release which must be
                                               sent to us when the insured
                                               person is no longer receiving
                                               continuous qualified long-term
                                               care services;

                                               2. the date we determine you are
                                               no longer eligible to receive
                                               benefits under this rider;

                                               3. the date you request that we
                                               terminate benefit payments under
                                               this rider;

                                               4. the date the accumulated
                                               benefit lien amount equals the
                                               maximum total benefit;

                                               5. the date you surrender the
                                               policy;

                                               6. the date we make a payment
                                               under the accelerated death
                                               benefits rider (for terminal
                                               illness); and
                                               7. the date of death of the
                                               insured person.
                                               The effects of a period of
                                               coverage ending as described in
                                               the "Period of Coverage"
                                               subsection also apply if the
                                               contract owner exercises the
                                               fixed paid-up option during the
                                               period of coverage. It is not
                                               anticipated that there will be
                                               more than one period of coverage
                                               for the term of this rider.

                                               FIXED PAID-UP OPTION
                                               If you exercise the fixed
                                               paid-up option of your policy,
                                               your coverage under this policy
                                               will be continued in a reduced
                                               amount and there will be no
                                               further charges for this rider.

                                               If such exercise occurs during
                                               the period of coverage, the
                                               accumulated benefit lien amount
                                               will be reset to zero after
                                               policy values have been reduced
                                               as described in the Period of
                                               Coverage" subsection. The face
                                               amount of paid-up insurance will
                                               be whatever the resulting net
                                               cash surrender value will buy
                                               when applied as a net single
                                               premium.

                                               If benefits have previously been
                                               paid under this rider, the
                                               maximum monthly benefit will not
                                               change. If benefits have not
                                               previously been paid under this
                                               rider, the maximum monthly
                                               benefit will be equal to the
                                               maximum total benefit as
                                               determined immediately before
                                               the fixed paid-up option went
                                               into effect multiplied by the
                                               benefit percentage.

                                               When the fixed paid-up option
                                               goes into effect, the maximum
                                               total benefit will be
                                               re-determined as the sum of all
                                               monthly charges deducted for
                                               this rider since policy issue,
                                               excluding any such charges that
                                               were not deducted while rider
                                               benefits were being paid. This
                                               maximum total benefit will be
                                               reduced, but not below zero, by
                                               all monthly benefit payments
                                               made under this rider, including
                                               any loan repayments. However,
                                               the resulting maximum total
                                               benefit will not exceed the
                                               lesser of (a) the maximum total
                                               benefit of this rider as
                                               determined immediately before
                                               the fixed paid-up option went
                                               into effect, and (b) the face
                                               amount of paid-up insurance
                                               multiplied by the acceleration
                                               percentage.

                                               If you elect to continue
                                               coverage as described above, you
                                               will receive additional
                                               information regarding this
                                               benefit, including the available
                                               maximum total benefit.
--------------------------------------------------------------------------------

                                     IV-6

 APPENDIX IV: STATE POLICY AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------

NEW YORK                                       OTHER VARIATIONS
(CONTINUED)                                    The "Extension of Benefits"
                                               feature is not available.

                                               The Nonforfeiture benefit is not
                                               available.

                                               The pre-existing condition
                                               limitation does not apply.

             See "Tax treatment of living      The benefits paid under this
             benefits rider or Long Term Care  rider are intended to be treated
             Services/SM/ Rider under a        for Federal income tax purposes
             policy with the applicable        as accelerated death benefits
             rider" in "Tax Information"       under section 101 (g) of the
                                               Code on the life of a
                                               chronically ill insured
                                               receiving qualified long-term
                                               care services within the meaning
                                               of section 7702B of the Code.
                                               The benefit is intended to
                                               qualify for exclusion from
                                               income within the limits of
                                               those provisions of the Code in
                                               effect at the issuance of this
                                               rider. Receipt of these benefits
                                               may be taxable. Charges for this
                                               rider may be considered
                                               distributions for income tax
                                               purposes, and may be taxable.
                                               This rider is not intended to be
                                               a qualified long-term care
                                               insurance contract under section
                                               7702B(b) of the Code.

                                               The long term care specified
                                               amount for this rider will not
                                               be increased by operation of
                                               section 7702 of the Code.
--------------------------------------------------------------------------------

                                     IV-7

 APPENDIX IV: STATE POLICY AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

Requesting more information

--------------------------------------------------------------------------------



The Statement of Additional Information ("SAI"), dated May 1, 2018, is incorporated into this prospectus by reference and is available upon request, free of charge, by calling our toll free number at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) and requesting to speak with a customer service representative. You may also request one by writing to our operations center at P.O. Box 1047, Charlotte, NC 28201-1047. The SAI includes additional information about the registrant. You can make inquiries about your policy and request personalized illustrations by calling our toll free number at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.), or asking your financial professional.


You may visit the SEC's web site at www.sec.gov to view the SAI and other information (including other parts of a registration statement) that relates to the Separate Account and the policies. You can also review and copy information about the Separate Account, including the SAI, at the SEC's Public Reference Room in Washington, D.C. or by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, at 100 F Street, N.E., Washington, D.C. 20549. You may have to pay a duplicating fee. To find out more about the Public Reference Room, call the SEC at 1-202-551-8090.

SEC File Number: 811-04335
STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS

                                                                            PAGE

Who is AXA Equitable?                                                          2

Ways we pay policy proceeds                                                    2

Distribution of the policies                                                   2

Underwriting a policy                                                          2

Insurance regulation that applies to AXA Equitable                             2

Custodian and independent registered public accounting firm                    2

Financial statements                                                           2


                                                                        #516911

Incentive Life Optimizer(R)
Incentive Life Optimizer(R) II
IncentiveLife Optimizer(R) III

Flexible premium variable life insurance policies issued by AXA Equitable Life Insurance Company with variable investment options offered under AXA Equitable's Separate Account FP.


STATEMENT OF ADDITIONAL INFORMATION DATED

MAY 1, 2018


--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the related Incentive Life Optimizer(R), Incentive Life Optimizer(R) II or IncentiveLife Optimizer(R) III prospectus, as applicable, dated May 1, 2018. The prospectus provides detailed information concerning the policy, information about the MSO (Incentive Life Optimizer II only), the variable investment options, and the guaranteed interest option that fund the policy. Each variable investment option is a sub-account of AXA Equitable's Separate Account FP.


Separate Account FP's predecessor was established on April 19, 1985 by our then wholly owned subsidiary, Equitable Variable Life Insurance Company. We established our Separate Account FP under New York Law on September 21, 1995. When Equitable Variable Life Insurance Company merged into AXA Equitable, as of January 1, 1997, our Separate Account FP succeeded to all the assets, liabilities and operations of its predecessor. The guaranteed interest option is part of AXA Equitable's general account. Definitions of special terms used in the SAI are found in the prospectuses.

A copy of the prospectus is available free of charge by writing the Administrative Office (P.O. Box 1047, Charlotte, North Carolina 28201-1047), by calling toll free, 1-800-777-6510 (for U.S. residents) or 1-704-341-7000
(outside of the U.S.) through our AXA Equitable interactive telephone service, or by contacting your financial professional.

             TABLE OF CONTENTS

             Who is AXA Equitable?                              2

             Ways we pay policy proceeds                        2

             Distribution of the policies                       2

             Underwriting a policy                              2

             Insurance regulation that applies to AXA Equitable 2

             Custodian and independent registered public
               accounting firm                                  2

             Financial statements                               2


Copyright 2018. AXA Equitable Life Insurance Company, New York, New York 10104.

 All rights reserved. Incentive Life Optimizer(R) is a registered service mark of AXA Equitable Life Insurance Company.


                                                                        #516911

WHO IS AXA EQUITABLE?


We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc., which is an indirect majority owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the majority shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the policies. AXA Equitable is solely responsible for paying all amounts owed to you under your policy.


WAYS WE PAY POLICY PROCEEDS

The payee for death benefit or other policy proceeds (e.g., upon surrenders) may name a successor to receive any amounts that we still owe following the payee's death. Otherwise, we will pay any such amounts to the payee's estate.

We must approve any payment arrangements that involve a payee who is not a natural person (for example, a corporation) or a payee who is a fiduciary. Also, the details of all payment arrangements will be subject to our rules at the time the arrangements are selected and take effect.

DISTRIBUTION OF THE POLICIES


AXA Advisors distributes these policies pursuant to a selling agreement, dated as of May 1, 1994, as amended, between AXA Advisors and AXA Equitable. For each of the years 2017, 2016 and 2015, AXA Advisors was paid an administrative services fee of $0, $0 and $0, respectively. AXA Equitable paid AXA Advisors as the distributors of certain policies, including these policies, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account FP, $521,468,953 in 2017, $542,160,541 in 2016 and
$560,399,960 in 2015. Of these amounts, for each of these three years, AXA Advisors retained $267,653,575, $281,641,950 and $285,764,982, respectively.

Under a distribution agreement between AXA Distributors and AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account FP, AXA Equitable paid AXA Distributors, (or EDI, as applicable) as the distributor of certain policies, including these policies, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account FP, $480,771,028 in 2017, $507,645,857 in 2016 and $490,800,838 in 2015. Of these amounts, for each of these three years, AXA Distributors (or EDI, as applicable) retained $0, $7,262,699 and $0, respectively.


UNDERWRITING A POLICY

The underwriting of a policy determines: (1) whether the policy application will be approved or disapproved; and (2) into what premium class the insured should be placed. Risk factors that are considered for these determinations are: (i) the insured's age; (ii) whether the insured uses tobacco or not; and
(iii) the admitted medical history of the insured. Many other factors make up the overall evaluation of an individual's assessment for insurance, but all of these items are determined through the questions asked during the application process.

We base guaranteed cost of insurance rates under the policy on the 2001 Commissioner's Standard Ordinary Mortality Tables.

INSURANCE REGULATION THAT APPLIES TO AXA EQUITABLE

We are regulated and supervised by the New York State Department of Financial Services. In addition, we are subject to the insurance laws and regulations in every state where we sell policies. We submit annual reports on our operations and finances to insurance officials in all of these states. The officials are responsible for reviewing our reports to see that we are financially sound. Such regulation, however, does not guarantee or provide absolute assurance of our soundness.

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for shares of the Trusts owned by Separate Account FP. AXA Equitable's principal offices are located at 1290 Avenue of the Americas, New York, NY 10104.


The financial statements of the Separate Account at December 31, 2017 and for each of the two years in the period ended December 31, 2017, and the consolidated financial statements of AXA Equitable at December 31, 2017 and 2016 and for each of the three years in the period ended December 31, 2017 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the policies.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...............   FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2017............   FSA-4
   Statements of Operations for the Year or Period Ended December 31,
     2017.............................................................  FSA-40
   Statements of Changes in Net Assets for the Years or Periods Ended
     December 31, 2017 and 2016.......................................  FSA-59
   Notes to Financial Statements...................................... FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

Report of Independent Registered Public Accounting Firm...............     F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets as of December 31, 2017 and 2016.......     F-2
   Consolidated Statements of Income (Loss), for the Years Ended
     December 31, 2017, 2016 and 2015.................................     F-4
   Consolidated Statements of Comprehensive Income (Loss), for the
     Years Ended December 31, 2017, 2016 and 2015.....................     F-5
   Consolidated Statements of Equity, for the Years Ended
     December 31, 2017, 2016 and 2015.................................     F-6
   Consolidated Statements of Cash Flows, for the Years Ended
     December 31, 2017, 2016 and 2015.................................     F-7
   Notes to Consolidated Financial Statements.........................    F-10
   Financial Statements Schedules.....................................    F-98

                                 FSA-1  #493727

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AXA Equitable Life Insurance Company and the Contractowners of Separate Account FP of AXA Equitable Life Insurance Company

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities of each of the Variable Investment Options listed in the table below (constituting Separate Account FP of AXA Equitable Life Insurance Company, hereafter collectively referred to as the "Variable Investment Options") as of December 31, 2017, the related statements of operations and of changes in net assets, including the related notes, for the periods listed in the table below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Variable Investment Options as of December 31, 2017 and the results of each of their operations and changes in each of their net assets for the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

 1290 VT CONVERTIBLE SECURITIES/(3)/    CHARTER/SM/ SMALL CAP VALUE/(1)/
 1290 VT DOUBLELINE DYNAMIC             CLEARBRIDGE VARIABLE MID CAP
 ALLOCATION/(1)/                        PORTFOLIO/(3)/
 1290 VT DOUBLELINE OPPORTUNISTIC       EQ/BLACKROCK BASIC VALUE EQUITY/(1)/
 BOND/(2)/
 1290 VT EQUITY INCOME/(1)/             EQ/CAPITAL GUARDIAN RESEARCH/(1)/
 1290 VT GAMCO MERGERS &                EQ/COMMON STOCK INDEX/(1)/
 ACQUISITIONS/(1)/
 1290 VT GAMCO SMALL COMPANY VALUE/(1)/ EQ/CORE BOND INDEX/(1)/
 1290 VT SMARTBETA EQUITY/(3)/          EQ/EQUITY 500 INDEX/(1)/
 1290 VT SOCIALLY RESPONSIBLE/(1)/      EQ/GLOBAL BOND PLUS/(1)/
 ALL ASSET GROWTH-ALT 20/(1)/           EQ/INTERMEDIATE GOVERNMENT BOND/(1)/
 AMERICAN CENTURY VP MID CAP VALUE      EQ/INTERNATIONAL EQUITY INDEX/(1)/
 FUND/(1)/
 AMERICAN FUNDS INSURANCE SERIES(R)     EQ/INVESCO COMSTOCK/(1)/
 GLOBAL SMALL
 CAPITALIZATION FUND/SM(1)/             EQ/JPMORGAN VALUE OPPORTUNITIES/(1)/
 AMERICAN FUNDS INSURANCE SERIES(R)     EQ/LARGE CAP GROWTH INDEX/(1)/
 NEW WORLD FUND(R)/(1)/
 AXA 2000 MANAGED VOLATILITY/(1)/       EQ/LARGE CAP VALUE INDEX/(1)/
 AXA 400 MANAGED VOLATILITY/(1)/        EQ/MFS INTERNATIONAL GROWTH/(1)/
 AXA 500 MANAGED VOLATILITY/(1)/        EQ/MID CAP INDEX/(1)/
 AXA AGGRESSIVE ALLOCATION/(1)/         EQ/MONEY MARKET/(1)/
 AXA BALANCED STRATEGY/(1)/             EQ/PIMCO ULTRA SHORT BOND/(1)/
 AXA CONSERVATIVE ALLOCATION/(1)/       EQ/QUALITY BOND PLUS/(1)/
 AXA CONSERVATIVE GROWTH STRATEGY/(1)/  EQ/SMALL COMPANY INDEX/(1)/
 AXA CONSERVATIVE STRATEGY/(1)/         EQ/T. ROWE PRICE GROWTH STOCK/(1)/
 AXA CONSERVATIVE-PLUS ALLOCATION/(1)/  EQ/UBS GROWTH & INCOME/(1)/
 AXA GLOBAL EQUITY MANAGED              FIDELITY(R) VIP ASSET MANAGER: GROWTH
 VOLATILITY/(1)/                        PORTFOLIO/(1)/
 AXA GROWTH STRATEGY/(1)/               FIDELITY(R) VIP CONTRAFUND(R)
                                        PORTFOLIO/(1)/
 AXA INTERNATIONAL CORE MANAGED         FIDELITY(R) VIP EQUITY-INCOME
 VOLATILITY/(1)/                        PORTFOLIO/(1)/
 AXA INTERNATIONAL MANAGED              FIDELITY(R) VIP GOVERNMENT MONEY
 VOLATILITY/(1)/                        MARKET PORTFOLIO/(1)/
 AXA INTERNATIONAL VALUE MANAGED        FIDELITY(R) VIP GROWTH & INCOME
 VOLATILITY/(1)/                        PORTFOLIO/(1)/
 AXA LARGE CAP CORE MANAGED             FIDELITY(R) VIP HIGH INCOME
 VOLATILITY/(1)/                        PORTFOLIO/(1)/
 AXA LARGE CAP GROWTH MANAGED           FIDELITY(R) VIP INVESTMENT GRADE BOND
 VOLATILITY/(1)/                        PORTFOLIO/(1)/
 AXA LARGE CAP VALUE MANAGED            FIDELITY(R) VIP MID CAP PORTFOLIO/(1)/
 VOLATILITY/(1)/
 AXA MID CAP VALUE MANAGED              FIDELITY(R) VIP VALUE PORTFOLIO/(1)/
 VOLATILITY/(1)/
 AXA MODERATE ALLOCATION/(1)/           FIDELITY(R) VIP VALUE STRATEGIES
                                        PORTFOLIO/(1)/
 AXA MODERATE GROWTH STRATEGY/(1)/      FRANKLIN MUTUAL SHARES VIP FUND/(1)/
 AXA MODERATE-PLUS ALLOCATION/(1)/      FRANKLIN RISING DIVIDENDS VIP
                                        FUND/(1)/
 AXA/AB SMALL CAP GROWTH/(1)/           FRANKLIN SMALL CAP VALUE VIP FUND/(1)/
 AXA/CLEARBRIDGE LARGE CAP GROWTH/(1)/  FRANKLIN STRATEGIC INCOME VIP
                                        FUND/(1)/
 AXA/JANUS ENTERPRISE/(1)/              GOLDMAN SACHS VIT MID CAP VALUE
                                        FUND/(1)/
 AXA/LOOMIS SAYLES GROWTH/(1)/          INVESCO V.I. DIVERSIFIED DIVIDEND
                                        FUND/(1)/
 BLACKROCK GLOBAL ALLOCATION V.I.       INVESCO V.I. GLOBAL REAL ESTATE
 FUND/(1)/                              FUND/(1)/
 CHARTER/SM/ MULTI-SECTOR BOND/(1)/     INVESCO V.I. INTERNATIONAL GROWTH
                                        FUND/(1)/
 CHARTER/SM/ SMALL CAP GROWTH/(1)/      INVESCO V.I. MID CAP CORE EQUITY
                                        FUND/(1)/

                                     FSA-2

 INVESCO V.I. SMALL CAP EQUITY          NATURAL RESOURCES PORTFOLIO/(1)/
 FUND/(1)/
 IVY VIP DIVIDEND OPPORTUNITIES/(1)/    PIMCO COMMODITYREALRETURN(R) STRATEGY
                                        PORTFOLIO/(1)/
 IVY VIP ENERGY/(1)/                    PIMCO REAL RETURN PORTFOLIO/(1)/
 IVY VIP HIGH INCOME/(1)/               PIMCO TOTAL RETURN PORTFOLIO/(1)/
 IVY VIP MID CAP GROWTH/(1)/            T. ROWE PRICE EQUITY INCOME PORTFOLIO
                                        -- II/(1)/
 IVY VIP SCIENCE AND TECHNOLOGY/(1)/    T. ROWE PRICE HEALTH SCIENCES
                                        PORTFOLIO -- II/(1)/
 IVY VIP SMALL CAP GROWTH/(1)/          TARGET 2015 ALLOCATION/(1)/
 LAZARD RETIREMENT EMERGING MARKETS     TARGET 2025 ALLOCATION/(1)/
 EQUITY PORTFOLIO/(1)/
 MFS(R) INTERNATIONAL VALUE             TARGET 2035 ALLOCATION/(1)/
 PORTFOLIO/(1)/
 MFS(R) INVESTORS TRUST SERIES/(1)/     TARGET 2045 ALLOCATION/(1)/
 MFS(R) MASSACHUSETTS INVESTORS GROWTH  TARGET 2055 ALLOCATION/(1)/
 STOCK PORTFOLIO/(1)/
 MFS(R) UTILITIES SERIES/(1)/           TEMPLETON DEVELOPING MARKETS VIP
                                        FUND/(1)/
 MULTIMANAGER AGGRESSIVE EQUITY/(1)/    TEMPLETON GLOBAL BOND VIP FUND/(1)/
 MULTIMANAGER CORE BOND/(1)/            TEMPLETON GROWTH VIP FUND/(1)/
 MULTIMANAGER MID CAP GROWTH/(1)/       VANECK VIP GLOBAL HARD ASSETS
                                        FUND/(1)/
 MULTIMANAGER MID CAP VALUE/(1)/        VANGUARD VARIABLE INSURANCE FUND --
                                        EQUITY INDEX PORTFOLIO/(1)/
 MULTIMANAGER TECHNOLOGY/(1)/
(1)Statements of operations for the year ended December 31, 2017 and statements of changes in net assets for each of the two years in the period ended December 31, 2017.
(2)Statements of operations and of changes in net assets for the period
   May 19, 2017 (commencement of operations) through December 31, 2017.
(3)Statements of operations for the year ended December 31, 2017 and statements of changes in net assets for the year ended December 31, 2017 and the period May 20, 2016 (commencement of operations) through December 31, 2016.

BASIS FOR OPINIONS

These financial statements are the responsibility of AXA Equitable Life Insurance Company management. Our responsibility is to express an opinion on the Variable Investment Options' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Variable Investment Options in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 16, 2018

We have served as the auditor of one or more of the Variable Investment Options in Separate Account FP of AXA Equitable Life Insurance Company since 1993.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

                                                             1290 VT      1290 VT
                                                 1290 VT   DOUBLELINE   DOUBLELINE                  1290 VT GAMCO 1290 VT GAMCO
                                               CONVERTIBLE   DYNAMIC   OPPORTUNISTIC 1290 VT EQUITY   MERGERS &   SMALL COMPANY
                                               SECURITIES* ALLOCATION*     BOND*        INCOME*     ACQUISITIONS*    VALUE*
                                               ----------- ----------- ------------- -------------- ------------- -------------
ASSETS:
Investments in shares of the Portfolios, at
 fair value...................................  $604,521   $12,307,441   $199,961     $22,651,270    $16,191,996  $197,726,748
Receivable for shares of the Portfolios sold..        --            --         --              --         48,584       263,592
Receivable for policy-related transactions....     8,633         5,069         --           4,625             --            --
                                                --------   -----------   --------     -----------    -----------  ------------
   Total assets...............................   613,154    12,312,510    199,961      22,655,895     16,240,580   197,990,340
                                                --------   -----------   --------     -----------    -----------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased     8,633         5,061         --           4,625             --            --
Payable for policy-related transactions.......        --            --         --              --         48,584       263,591
                                                --------   -----------   --------     -----------    -----------  ------------
   Total liabilities..........................     8,633         5,061         --           4,625         48,584       263,591
                                                --------   -----------   --------     -----------    -----------  ------------
NET ASSETS....................................  $604,521   $12,307,449   $199,961     $22,651,270    $16,191,996  $197,726,749
                                                ========   ===========   ========     ===========    ===========  ============

NET ASSETS:
Accumulation unit values......................  $604,521   $12,307,449   $199,961     $22,650,358    $16,191,199  $197,724,581
Retained by AXA Equitable in Separate Account
 FP...........................................        --            --         --             912            797         2,168
                                                --------   -----------   --------     -----------    -----------  ------------
TOTAL NET ASSETS..............................  $604,521   $12,307,449   $199,961     $22,651,270    $16,191,996  $197,726,749
                                                ========   ===========   ========     ===========    ===========  ============

Investments in shares of the Portfolios, at
 cost.........................................  $624,388   $11,796,032   $202,420     $22,991,202    $16,237,171  $156,336,688

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                               AMERICAN FUNDS
                                                                                                 INSURANCE
                                                                                              SERIES(R) GLOBAL AMERICAN FUNDS
                                      1290 VT                                     AMERICAN         SMALL         INSURANCE
                                     SMARTBETA 1290 VT SOCIALLY   ALL ASSET    CENTURY VP MID  CAPITALIZATION  SERIES(R) NEW
                                      EQUITY*    RESPONSIBLE*   GROWTH-ALT 20* CAP VALUE FUND     FUND/SM/     WORLD FUND(R)
                                     --------- ---------------- -------------- -------------- ---------------- --------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.......... $598,099     $3,521,670     $28,928,635    $55,736,682      $7,356,444     $12,710,631
Receivable for shares of the
 Portfolios sold....................       --             63              --        335,758              --              --
Receivable for policy-related
 transactions.......................      517             --          99,179             --           1,886           1,827
                                     --------     ----------     -----------    -----------      ----------     -----------
   Total assets.....................  598,616      3,521,733      29,027,814     56,072,440       7,358,330      12,712,458
                                     --------     ----------     -----------    -----------      ----------     -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased...............      516             --          99,179             --           1,886           1,827
Payable for policy-related
 transactions.......................       --             62              --        335,758              --              --
                                     --------     ----------     -----------    -----------      ----------     -----------
   Total liabilities................      516             62          99,179        335,758           1,886           1,827
                                     --------     ----------     -----------    -----------      ----------     -----------
NET ASSETS.......................... $598,100     $3,521,671     $28,928,635    $55,736,682      $7,356,444     $12,710,631
                                     ========     ==========     ===========    ===========      ==========     ===========

NET ASSETS:
Accumulation unit values............ $598,100     $3,350,079     $28,920,882    $55,730,045      $7,356,296     $12,710,596
Retained by AXA Equitable in
 Separate Account FP................       --        171,592           7,753          6,637             148              35
                                     --------     ----------     -----------    -----------      ----------     -----------
TOTAL NET ASSETS.................... $598,100     $3,521,671     $28,928,635    $55,736,682      $7,356,444     $12,710,631
                                     ========     ==========     ===========    ===========      ==========     ===========

Investments in shares of the
 Portfolios, at cost................ $554,376     $3,371,407     $26,370,894    $48,217,265      $6,647,059     $10,549,682

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                     AXA 400     AXA 500    AXA 2000                                   AXA
                                                     MANAGED     MANAGED     MANAGED   AXA AGGRESSIVE AXA BALANCED CONSERVATIVE
                                                   VOLATILITY* VOLATILITY* VOLATILITY*  ALLOCATION*    STRATEGY*   ALLOCATION*
                                                   ----------- ----------- ----------- -------------- ------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair
 value............................................ $5,412,765  $9,742,496  $4,479,736   $156,359,132  $36,594,273  $28,625,473
Receivable for shares of the Portfolios sold......         --          --          --         20,527           --       41,299
Receivable for policy-related transactions........         71       1,219          44             --          233           --
                                                   ----------  ----------  ----------   ------------  -----------  -----------
   Total assets...................................  5,412,836   9,743,715   4,479,780    156,379,659   36,594,506   28,666,772
                                                   ----------  ----------  ----------   ------------  -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased....         16       1,151          12             --          233           --
Payable for policy-related transactions...........         --          --          --         61,797           --       41,299
                                                   ----------  ----------  ----------   ------------  -----------  -----------
   Total liabilities..............................         16       1,151          12         61,797          233       41,299
                                                   ----------  ----------  ----------   ------------  -----------  -----------
NET ASSETS........................................ $5,412,820  $9,742,564  $4,479,768   $156,317,862  $36,594,273  $28,625,473
                                                   ==========  ==========  ==========   ============  ===========  ===========

NET ASSETS:
Accumulation unit values.......................... $5,412,820  $9,742,564  $4,479,768   $156,285,829  $36,557,953  $28,622,555
Retained by AXA Equitable in Separate Account FP..         --          --          --         32,033       36,320        2,918
                                                   ----------  ----------  ----------   ------------  -----------  -----------
TOTAL NET ASSETS.................................. $5,412,820  $9,742,564  $4,479,768   $156,317,862  $36,594,273  $28,625,473
                                                   ==========  ==========  ==========   ============  ===========  ===========

Investments in shares of the Portfolios, at cost.. $5,067,390  $8,234,277  $4,031,562   $138,857,766  $33,280,360  $29,078,231

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                       AXA                        AXA      AXA GLOBAL                    AXA
                                                   CONSERVATIVE     AXA      CONSERVATIVE-   EQUITY                 INTERNATIONAL
                                                      GROWTH    CONSERVATIVE     PLUS        MANAGED    AXA GROWTH  CORE MANAGED
                                                    STRATEGY*    STRATEGY*    ALLOCATION*  VOLATILITY*  STRATEGY*    VOLATILITY*
                                                   ------------ ------------ ------------- ------------ ----------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair
 value............................................  $7,439,026   $2,655,938   $32,671,101  $148,578,047 $62,041,063  $63,328,101
Receivable for shares of the Portfolios sold......          --           --        39,907         1,793          --           --
Receivable for policy-related transactions........          --           --            --            --      13,810       27,808
                                                    ----------   ----------   -----------  ------------ -----------  -----------
   Total assets...................................   7,439,026    2,655,938    32,711,008   148,579,840  62,054,873   63,355,909
                                                    ----------   ----------   -----------  ------------ -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased....          --           --            --            --      13,810       27,808
Payable for policy-related transactions...........          --           --        39,908         1,793          --           --
                                                    ----------   ----------   -----------  ------------ -----------  -----------
   Total liabilities..............................          --           --        39,908         1,793      13,810       27,808
                                                    ----------   ----------   -----------  ------------ -----------  -----------
NET ASSETS........................................  $7,439,026   $2,655,938   $32,671,100  $148,578,047 $62,041,063  $63,328,101
                                                    ==========   ==========   ===========  ============ ===========  ===========

NET ASSETS:
Accumulation unit values..........................  $7,439,019   $2,655,938   $32,588,383  $148,523,487 $62,041,052  $63,244,626
Retained by AXA Equitable in Separate Account FP..           7           --        82,717        54,560          11       83,475
                                                    ----------   ----------   -----------  ------------ -----------  -----------
TOTAL NET ASSETS..................................  $7,439,026   $2,655,938   $32,671,100  $148,578,047 $62,041,063  $63,328,101
                                                    ==========   ==========   ===========  ============ ===========  ===========

Investments in shares of the Portfolios, at cost..  $6,886,062   $2,588,246   $32,181,547  $ 99,464,142 $52,771,937  $52,976,421

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                               AXA           AXA                    AXA LARGE CAP
                                          INTERNATIONAL INTERNATIONAL AXA LARGE CAP    GROWTH     AXA LARGE CAP  AXA MID CAP
                                             MANAGED    VALUE MANAGED CORE MANAGED     MANAGED    VALUE MANAGED VALUE MANAGED
                                           VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*
                                          ------------- ------------- ------------- ------------- ------------- -------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value...........................  $3,557,730    $85,043,394   $31,158,744  $275,604,549  $415,743,878  $216,270,743
Receivable for shares of the Portfolios
 sold....................................          --             --        11,527            --        18,272            --
Receivable for policy-related
 transactions............................          93         14,311            --        12,579            --        30,443
                                           ----------    -----------   -----------  ------------  ------------  ------------
   Total assets..........................   3,557,823     85,057,705    31,170,271   275,617,128   415,762,150   216,301,186
                                           ----------    -----------   -----------  ------------  ------------  ------------

LIABILITIES:
Payable for shares of the Portfolios
 purchased...............................          86         14,311            --        12,551            --        35,168
Payable for policy-related transactions..          --             --        11,527            --        32,784            --
                                           ----------    -----------   -----------  ------------  ------------  ------------
   Total liabilities.....................          86         14,311        11,527        12,551        32,784        35,168
                                           ----------    -----------   -----------  ------------  ------------  ------------
NET ASSETS...............................  $3,557,737    $85,043,394   $31,158,744  $275,604,577  $415,729,366  $216,266,018
                                           ==========    ===========   ===========  ============  ============  ============

NET ASSETS:
Accumulation unit values.................  $3,557,737    $85,016,494   $31,111,177  $275,442,595   415,335,916  $216,218,028
Accumulation nonunitized.................          --             --            --            --       247,261            --
Retained by AXA Equitable in Separate
 Account FP..............................          --         26,900        47,567       161,982       146,189        47,990
                                           ----------    -----------   -----------  ------------  ------------  ------------
TOTAL NET ASSETS.........................  $3,557,737    $85,043,394   $31,158,744  $275,604,577  $415,729,366  $216,266,018
                                           ==========    ===========   ===========  ============  ============  ============

Investments in shares of the Portfolios,
 at cost.................................  $3,148,544    $71,378,870   $22,882,729  $164,315,161  $273,020,170  $126,024,097

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                       AXA MODERATE AXA MODERATE-              AXA/CLEARBRIDGE
                                          AXA MODERATE    GROWTH        PLUS      AXA/AB SMALL    LARGE CAP     AXA/JANUS
                                          ALLOCATION*   STRATEGY*    ALLOCATION*  CAP GROWTH*      GROWTH*     ENTERPRISE*
                                          ------------ ------------ ------------- ------------ --------------- -----------
ASSETS:
Investments in shares of the Portfolios,
 at fair value........................... $897,308,407 $109,617,514 $457,493,358  $213,951,321   $81,456,069   $46,091,787
Receivable for shares of the Portfolios
 sold....................................      226,124           --       98,896       161,771        86,630            --
Receivable for policy-related
 transactions............................           --       25,008           --            --            --        18,312
                                          ------------ ------------ ------------  ------------   -----------   -----------
   Total assets..........................  897,534,531  109,642,522  457,592,254   214,113,092    81,542,699    46,110,099
                                          ------------ ------------ ------------  ------------   -----------   -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased...............................           --       25,165           --            --            --        18,312
Payable for policy-related transactions..      398,682           --      100,266       161,900        86,629            --
                                          ------------ ------------ ------------  ------------   -----------   -----------
   Total liabilities.....................      398,682       25,165      100,266       161,900        86,629        18,312
                                          ------------ ------------ ------------  ------------   -----------   -----------
NET ASSETS............................... $897,135,849 $109,617,357 $457,491,988  $213,951,192   $81,456,070   $46,091,787
                                          ============ ============ ============  ============   ===========   ===========

NET ASSETS:
Accumulation unit values................. $894,089,356 $109,617,357 $457,460,807  $213,907,265   $81,393,964   $46,090,922
Accumulation nonunitized.................    2,883,818           --           --            --            --            --
Retained by AXA Equitable in Separate
 Account FP..............................      162,675           --       31,181        43,927        62,106           865
                                          ------------ ------------ ------------  ------------   -----------   -----------
TOTAL NET ASSETS......................... $897,135,849 $109,617,357 $457,491,988  $213,951,192   $81,456,070   $46,091,787
                                          ============ ============ ============  ============   ===========   ===========

Investments in shares of the Portfolios,
 at cost................................. $858,012,894 $ 94,761,908 $421,200,000  $180,936,731   $79,755,607   $45,034,395

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                              BLACKROCK
                                               AXA/LOOMIS      GLOBAL      CHARTER/SM/  CHARTER/SM/ CHARTER/SM/  CLEARBRIDGE
                                                 SAYLES    ALLOCATION V.I. MULTI-SECTOR SMALL CAP   SMALL CAP   VARIABLE MID
                                                GROWTH*         FUND          BOND*      GROWTH*      VALUE*    CAP PORTFOLIO
                                               ----------- --------------- ------------ ----------- ----------- -------------
ASSETS:
Investments in shares of the Portfolios, at
 fair value................................... $39,744,003   $4,270,953    $73,554,143  $13,056,619 $31,000,265   $314,328
Receivable for shares of the Portfolios sold..     121,705      179,574             --           --       9,753         --
Receivable for policy-related transactions....          --           --             --        1,297          --     23,317
                                               -----------   ----------    -----------  ----------- -----------   --------
   Total assets...............................  39,865,708    4,450,527     73,554,143   13,057,916  31,010,018    337,645
                                               -----------   ----------    -----------  ----------- -----------   --------

LIABILITIES:
Payable for shares of the Portfolios purchased          --           --          9,075        1,297          --     23,317
Payable for policy-related transactions.......     121,704      179,575         19,620           --       9,753         --
                                               -----------   ----------    -----------  ----------- -----------   --------
   Total liabilities..........................     121,704      179,575         28,695        1,297       9,753     23,317
                                               -----------   ----------    -----------  ----------- -----------   --------
NET ASSETS.................................... $39,744,004   $4,270,952    $73,525,448  $13,056,619 $31,000,265   $314,328
                                               ===========   ==========    ===========  =========== ===========   ========

NET ASSETS:
Accumulation unit values...................... $39,742,589   $4,267,961    $73,005,057  $13,054,655 $30,924,347   $314,328
Accumulation nonunitized......................          --           --        466,817           --          --         --
Retained by AXA Equitable in Separate Account
 FP...........................................       1,415        2,991         53,574        1,964      75,918         --
                                               -----------   ----------    -----------  ----------- -----------   --------
TOTAL NET ASSETS.............................. $39,744,004   $4,270,952    $73,525,448  $13,056,619 $31,000,265   $314,328
                                               ===========   ==========    ===========  =========== ===========   ========

Investments in shares of the Portfolios, at
 cost......................................... $30,982,198   $3,944,446    $82,374,526  $ 9,551,828 $20,773,438   $316,650

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                               EQ/BLACKROCK  EQ/CAPITAL
                                               BASIC VALUE    GUARDIAN     EQ/COMMON    EQ/CORE BOND EQ/EQUITY 500 EQ/GLOBAL
                                                 EQUITY*     RESEARCH*    STOCK INDEX*     INDEX*       INDEX*     BOND PLUS*
                                               ------------ ------------ -------------- ------------ ------------- -----------
ASSETS:
Investments in shares of the Portfolios, at
 fair value................................... $212,638,505 $125,446,170 $1,725,179,656 $51,768,753  $875,901,811  $17,085,302
Receivable for shares of the Portfolios sold..      280,491      139,779        237,347      21,401     6,773,995           --
Receivable for policy-related transactions....           --           --             --          --            --        9,996
                                               ------------ ------------ -------------- -----------  ------------  -----------
   Total assets...............................  212,918,996  125,585,949  1,725,417,003  51,790,154   882,675,806   17,095,298
                                               ------------ ------------ -------------- -----------  ------------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased           --           --             --          --            --        9,996
Payable for policy-related transactions.......      284,839      139,778        520,789      21,401     6,809,843           --
                                               ------------ ------------ -------------- -----------  ------------  -----------
   Total liabilities..........................      284,839      139,778        520,789      21,401     6,809,843        9,996
                                               ------------ ------------ -------------- -----------  ------------  -----------
NET ASSETS.................................... $212,634,157 $125,446,171 $1,724,896,214 $51,768,753  $875,865,963  $17,085,302
                                               ============ ============ ============== ===========  ============  ===========

NET ASSETS:
Accumulation unit values...................... $212,548,988 $125,262,285 $1,720,508,916 $51,751,394  $875,147,463  $17,084,343
Accumulation nonunitized......................           --           --      4,387,298          --       683,003           --
Retained by AXA Equitable in Separate Account
 FP...........................................       85,169      183,886             --      17,359        35,497          959
                                               ------------ ------------ -------------- -----------  ------------  -----------
TOTAL NET ASSETS.............................. $212,634,157 $125,446,171 $1,724,896,214 $51,768,753  $875,865,963  $17,085,302
                                               ============ ============ ============== ===========  ============  ===========

Investments in shares of the Portfolios, at
 cost......................................... $140,467,428 $ 76,671,284 $1,019,033,413 $52,529,136  $572,993,518  $17,679,640

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                          EQ/INTERMEDIATE                               EQ/JPMORGAN
                                            GOVERNMENT    EQ/INTERNATIONAL EQ/INVESCO      VALUE      EQ/LARGE CAP  EQ/LARGE CAP
                                               BOND*       EQUITY INDEX*   COMSTOCK*   OPPORTUNITIES* GROWTH INDEX* VALUE INDEX*
                                          --------------- ---------------- ----------- -------------- ------------- ------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value...........................   $88,995,612     $334,551,844   $29,713,101  $50,352,837   $160,601,175  $28,988,210
Receivable for shares of the Portfolios
 sold....................................            --               --            --        1,023        172,878           --
Receivable for policy-related
 transactions............................        38,511          258,631           712           --             --        4,292
                                            -----------     ------------   -----------  -----------   ------------  -----------
   Total assets..........................    89,034,123      334,810,475    29,713,813   50,353,860    160,774,053   28,992,502
                                            -----------     ------------   -----------  -----------   ------------  -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased...............................        42,345          286,891           712           --             --        4,292
Payable for policy-related transactions..            --               --            --        1,023        172,877           --
                                            -----------     ------------   -----------  -----------   ------------  -----------
   Total liabilities.....................        42,345          286,891           712        1,023        172,877        4,292
                                            -----------     ------------   -----------  -----------   ------------  -----------
NET ASSETS...............................   $88,991,778     $334,523,584   $29,713,101  $50,352,837   $160,601,176  $28,988,210
                                            ===========     ============   ===========  ===========   ============  ===========

NET ASSETS:
Accumulation unit values.................   $88,886,986     $334,123,611   $29,704,883  $50,215,160   $160,516,798  $28,970,738
Accumulation nonunitized.................        87,725          321,372            --           --             --           --
Retained by AXA Equitable in Separate
 Account FP..............................        17,067           78,601         8,218      137,677         84,378       17,472
                                            -----------     ------------   -----------  -----------   ------------  -----------
TOTAL NET ASSETS.........................   $88,991,778     $334,523,584   $29,713,101  $50,352,837   $160,601,176  $28,988,210
                                            ===========     ============   ===========  ===========   ============  ===========

Investments in shares of the Portfolios,
 at cost.................................   $89,652,686     $311,886,721   $23,642,540  $40,167,548   $119,068,309  $25,285,320

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                             EQ/MFS
                                          INTERNATIONAL  EQ/MID CAP    EQ/MONEY   EQ/PIMCO ULTRA EQ/QUALITY     EQ/SMALL
                                             GROWTH*       INDEX*      MARKET*     SHORT BOND*   BOND PLUS*  COMPANY INDEX*
                                          ------------- ------------ ------------ -------------- ----------- --------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value...........................  $51,192,265  $157,132,247 $165,033,382  $33,270,859   $45,401,922  $101,479,813
Receivable for shares of the Portfolios
 sold....................................           --            --           --           --            --        60,585
Receivable for policy-related
 transactions............................        6,125       200,410           --        1,754        29,992            --
                                           -----------  ------------ ------------  -----------   -----------  ------------
   Total assets..........................   51,198,390   157,332,657  165,033,382   33,272,613    45,431,914   101,540,398
                                           -----------  ------------ ------------  -----------   -----------  ------------

LIABILITIES:
Payable for shares of the Portfolios
 purchased...............................        6,125       200,409    4,248,136        1,754        31,863            --
Payable for policy-related transactions..           --            --    6,304,898           --            --        60,585
                                           -----------  ------------ ------------  -----------   -----------  ------------
   Total liabilities.....................        6,125       200,409   10,553,034        1,754        31,863        60,585
                                           -----------  ------------ ------------  -----------   -----------  ------------
NET ASSETS...............................  $51,192,265  $157,132,248 $154,480,348  $33,270,859   $45,400,051  $101,479,813
                                           ===========  ============ ============  ===========   ===========  ============

NET ASSETS:
Accumulation unit values.................  $51,191,984  $157,103,092 $154,079,046  $33,268,760   $45,274,714  $101,447,360
Accumulation nonunitized.................           --            --      386,261           --        54,329            --
Retained by AXA Equitable in Separate
 Account FP..............................          281        29,156       15,041        2,099        71,008        32,453
                                           -----------  ------------ ------------  -----------   -----------  ------------
TOTAL NET ASSETS.........................  $51,192,265  $157,132,248 $154,480,348  $33,270,859   $45,400,051  $101,479,813
                                           ===========  ============ ============  ===========   ===========  ============

Investments in shares of the Portfolios,
 at cost.................................  $42,534,271  $119,566,932 $165,033,635  $33,261,618   $47,201,365  $ 94,012,054

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                FIDELITY(R) VIP                                 FIDELITY(R) VIP
                                      EQ/T. ROWE                ASSET MANAGER:  FIDELITY(R) VIP FIDELITY(R) VIP   GOVERNMENT
                                     PRICE GROWTH EQ/UBS GROWTH     GROWTH       CONTRAFUND(R)   EQUITY-INCOME   MONEY MARKET
                                        STOCK*      & INCOME*      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                     ------------ ------------- --------------- --------------- --------------- ---------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.......... $112,079,477  $16,096,068    $1,591,314     $104,151,301     $1,804,413      $1,089,358
Receivable for shares of the
 Portfolios sold....................           --       58,387            --           80,483             --             429
Receivable for policy-related
 transactions.......................       56,100           --            --               --          1,456              --
                                     ------------  -----------    ----------     ------------     ----------      ----------
   Total assets.....................  112,135,577   16,154,455     1,591,314      104,231,784      1,805,869       1,089,787
                                     ------------  -----------    ----------     ------------     ----------      ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased...............       56,100           --            --               --          1,456              --
Payable for policy-related
 transactions.......................           --       58,387            --           80,484             --             429
                                     ------------  -----------    ----------     ------------     ----------      ----------
   Total liabilities................       56,100       58,387            --           80,484          1,456             429
                                     ------------  -----------    ----------     ------------     ----------      ----------
NET ASSETS.......................... $112,079,477  $16,096,068    $1,591,314     $104,151,300     $1,804,413      $1,089,358
                                     ============  ===========    ==========     ============     ==========      ==========

NET ASSETS:
Accumulation unit values............ $111,912,923  $16,096,064    $1,590,343     $104,145,782     $1,798,356      $1,089,267
Retained by AXA Equitable in
 Separate Account FP................      166,554            4           971            5,518          6,057              91
                                     ------------  -----------    ----------     ------------     ----------      ----------
TOTAL NET ASSETS.................... $112,079,477  $16,096,068    $1,591,314     $104,151,300     $1,804,413      $1,089,358
                                     ============  ===========    ==========     ============     ==========      ==========

Investments in shares of the
 Portfolios, at cost................ $ 85,282,639  $14,256,400    $1,484,212     $ 92,367,478     $1,643,713      $1,089,358

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                            FIDELITY(R) VIP                 FIDELITY(R) VIP                                     FIDELITY(R) VIP
                               GROWTH &     FIDELITY(R) VIP   INVESTMENT                        FIDELITY(R) VIP      VALUE
                                INCOME        HIGH INCOME     GRADE BOND    FIDELITY(R) VIP MID      VALUE        STRATEGIES
                               PORTFOLIO       PORTFOLIO       PORTFOLIO       CAP PORTFOLIO       PORTFOLIO       PORTFOLIO
                            --------------- --------------- --------------- ------------------- --------------- ---------------
ASSETS:
Investments in shares of
 the Portfolios, at fair
 value.....................   $10,173,654     $4,070,805      $16,363,098       $31,644,996        $826,046        $529,098
Receivable for shares of
 the Portfolios sold.......            --             --               --           102,253              --              --
Receivable for
 policy-related
 transactions..............         1,296         21,169          129,644                --           3,700              --
                              -----------     ----------      -----------       -----------        --------        --------
   Total assets............    10,174,950      4,091,974       16,492,742        31,747,249         829,746         529,098
                              -----------     ----------      -----------       -----------        --------        --------

LIABILITIES:
Payable for shares of the
 Portfolios purchased......         1,296         21,170          129,644                --           3,700              --
Payable for policy-related
 transactions..............            --             --               --           102,254              --              --
                              -----------     ----------      -----------       -----------        --------        --------
   Total liabilities.......         1,296         21,170          129,644           102,254           3,700              --
                              -----------     ----------      -----------       -----------        --------        --------
NET ASSETS.................   $10,173,654     $4,070,804      $16,363,098       $31,644,995        $826,046        $529,098
                              ===========     ==========      ===========       ===========        ========        ========

NET ASSETS:
Accumulation unit values...   $10,171,065     $4,070,652      $16,362,480       $31,628,170        $807,920        $528,830
Retained by AXA Equitable
 in Separate Account FP....         2,589            152              618            16,825          18,126             268
                              -----------     ----------      -----------       -----------        --------        --------
TOTAL NET ASSETS...........   $10,173,654     $4,070,804      $16,363,098       $31,644,995        $826,046        $529,098
                              ===========     ==========      ===========       ===========        ========        ========

Investments in shares of
 the Portfolios, at cost...   $ 8,787,774     $4,092,070      $16,345,443       $27,688,927        $744,414        $507,150

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                       FRANKLIN    FRANKLIN RISING FRANKLIN SMALL    FRANKLIN     GOLDMAN SACHS INVESCO V.I.
                                     MUTUAL SHARES  DIVIDENDS VIP  CAP VALUE VIP     STRATEGIC     VIT MID CAP   DIVERSIFIED
                                       VIP FUND         FUND            FUND      INCOME VIP FUND  VALUE FUND   DIVIDEND FUND
                                     ------------- --------------- -------------- --------------- ------------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value..........  $10,881,114    $58,784,953    $12,259,399     $34,678,532    $12,723,363   $14,464,649
Receivable for shares of the
 Portfolios sold....................      165,416             --         10,837              --             --       168,706
Receivable for policy-related
 transactions.......................           --          6,499             --          11,053            902            --
                                      -----------    -----------    -----------     -----------    -----------   -----------
   Total assets.....................   11,046,530     58,791,452     12,270,236      34,689,585     12,724,265    14,633,355
                                      -----------    -----------    -----------     -----------    -----------   -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased...............           --          6,499             --          11,053            902            --
Payable for policy-related
 transactions.......................      165,416             --         10,838              --             --       168,706
                                      -----------    -----------    -----------     -----------    -----------   -----------
   Total liabilities................      165,416          6,499         10,838          11,053            902       168,706
                                      -----------    -----------    -----------     -----------    -----------   -----------
NET ASSETS..........................  $10,881,114    $58,784,953    $12,259,398     $34,678,532    $12,723,363   $14,464,649
                                      ===========    ===========    ===========     ===========    ===========   ===========

NET ASSETS:
Accumulation unit values............  $10,880,974    $58,783,857    $12,255,975     $34,676,497    $12,722,263   $14,464,633
Retained by AXA Equitable in
 Separate Account FP................          140          1,096          3,423           2,035          1,100            16
                                      -----------    -----------    -----------     -----------    -----------   -----------
TOTAL NET ASSETS....................  $10,881,114    $58,784,953    $12,259,398     $34,678,532    $12,723,363   $14,464,649
                                      ===========    ===========    ===========     ===========    ===========   ===========

Investments in shares of the
 Portfolios, at cost................  $10,612,462    $53,072,266    $11,420,321     $35,872,254    $12,363,999   $13,718,350

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                       INVESCO V.I. INVESCO V.I.  INVESCO V.I. MID INVESCO V.I.
                                       GLOBAL REAL  INTERNATIONAL     CAP CORE      SMALL CAP   IVY VIP DIVIDEND
                                       ESTATE FUND   GROWTH FUND    EQUITY FUND    EQUITY FUND   OPPORTUNITIES   IVY VIP ENERGY
                                       ------------ ------------- ---------------- ------------ ---------------- --------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............ $38,103,008   $38,696,743     $3,804,073     $5,917,440     $1,025,378     $14,859,041
Receivable for shares of the
 Portfolios sold......................      53,544        86,971         19,194         31,552        154,636              --
Receivable for policy-related
 transactions.........................          --            --             --             --             --          28,667
                                       -----------   -----------     ----------     ----------     ----------     -----------
   Total assets.......................  38,156,552    38,783,714      3,823,267      5,948,992      1,180,014      14,887,708
                                       -----------   -----------     ----------     ----------     ----------     -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................          --            --             --             --             --          28,667
Payable for policy-related
 transactions.........................      53,545        86,970         19,144         31,552        154,636              --
                                       -----------   -----------     ----------     ----------     ----------     -----------
   Total liabilities..................      53,545        86,970         19,144         31,552        154,636          28,667
                                       -----------   -----------     ----------     ----------     ----------     -----------
NET ASSETS............................ $38,103,007   $38,696,744     $3,804,123     $5,917,440     $1,025,378     $14,859,041
                                       ===========   ===========     ==========     ==========     ==========     ===========

NET ASSETS:
Accumulation unit values.............. $38,102,904   $38,696,711     $3,804,123     $5,917,302     $1,019,759     $14,858,678
Retained by AXA Equitable in Separate
 Account FP...........................         103            33             --            138          5,619             363
                                       -----------   -----------     ----------     ----------     ----------     -----------
TOTAL NET ASSETS...................... $38,103,007   $38,696,744     $3,804,123     $5,917,440     $1,025,378     $14,859,041
                                       ===========   ===========     ==========     ==========     ==========     ===========

Investments in shares of the
 Portfolios, at cost.................. $36,816,991   $34,390,405     $3,588,266     $5,926,818     $  946,542     $15,245,093

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                         LAZARD
                                                                                                       RETIREMENT      MFS(R)
                                                                       IVY VIP SCIENCE                  EMERGING    INTERNATIONAL
                                          IVY VIP HIGH IVY VIP MID CAP       AND       IVY VIP SMALL MARKETS EQUITY     VALUE
                                             INCOME        GROWTH        TECHNOLOGY     CAP GROWTH     PORTFOLIO      PORTFOLIO
                                          ------------ --------------- --------------- ------------- -------------- -------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value........................... $32,857,092    $32,205,568     $30,718,966    $12,406,124   $66,988,977   $108,427,034
Receivable for shares of the Portfolios
 sold....................................      21,514         15,700         197,318         47,835       110,710        442,452
                                          -----------    -----------     -----------    -----------   -----------   ------------
   Total assets..........................  32,878,606     32,221,268      30,916,284     12,453,959    67,099,687    108,869,486
                                          -----------    -----------     -----------    -----------   -----------   ------------

LIABILITIES:
Payable for policy-related transactions..      21,514         15,700         197,318         47,835       110,711        442,398
                                          -----------    -----------     -----------    -----------   -----------   ------------
   Total liabilities.....................      21,514         15,700         197,318         47,835       110,711        442,398
                                          -----------    -----------     -----------    -----------   -----------   ------------
NET ASSETS............................... $32,857,092    $32,205,568     $30,718,966    $12,406,124   $66,988,976   $108,427,088
                                          ===========    ===========     ===========    ===========   ===========   ============

NET ASSETS:
Accumulation unit values................. $32,857,059    $32,199,923     $30,717,498    $12,406,084   $66,973,121   $108,427,088
Retained by AXA Equitable in Separate
 Account FP..............................          33          5,645           1,468             40        15,855             --
                                          -----------    -----------     -----------    -----------   -----------   ------------
TOTAL NET ASSETS......................... $32,857,092    $32,205,568     $30,718,966    $12,406,124   $66,988,976   $108,427,088
                                          ===========    ===========     ===========    ===========   ===========   ============

Investments in shares of the Portfolios,
 at cost................................. $32,405,360    $27,804,953     $27,529,445    $11,152,530   $58,066,156   $ 89,365,989

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                              MFS(R)
                                                           MASSACHUSETTS
                                                             INVESTORS                    MULTIMANAGER              MULTIMANAGER
                                          MFS(R) INVESTORS GROWTH STOCK  MFS(R) UTILITIES  AGGRESSIVE  MULTIMANAGER   MID CAP
                                            TRUST SERIES     PORTFOLIO        SERIES        EQUITY*     CORE BOND*    GROWTH*
                                          ---------------- ------------- ---------------- ------------ ------------ ------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value...........................    $4,026,553     $4,740,754      $2,268,118    $457,188,147 $64,643,113  $29,766,783
Receivable for shares of the Portfolios
 sold....................................            --             --          29,550         160,803          --       11,071
Receivable for policy-related
 transactions............................           311            663              --              --      21,074           --
                                             ----------     ----------      ----------    ------------ -----------  -----------
   Total assets..........................     4,026,864      4,741,417       2,297,668     457,348,950  64,664,187   29,777,854
                                             ----------     ----------      ----------    ------------ -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased...............................           311            663              --              --      21,074           --
Payable for policy-related transactions..            --             --          29,550         211,333          --       11,071
                                             ----------     ----------      ----------    ------------ -----------  -----------
   Total liabilities.....................           311            663          29,550         211,333      21,074       11,071
                                             ----------     ----------      ----------    ------------ -----------  -----------
NET ASSETS...............................    $4,026,553     $4,740,754      $2,268,118    $457,137,617 $64,643,113  $29,766,783
                                             ==========     ==========      ==========    ============ ===========  ===========

NET ASSETS:
Accumulation unit values.................    $4,026,553     $4,740,535      $2,268,094    $456,294,337 $64,627,860  $29,641,609
Accumulation nonunitized.................            --             --              --         756,301          --           --
Retained by AXA Equitable in Separate
 Account FP..............................            --            219              24          86,979      15,253      125,174
                                             ----------     ----------      ----------    ------------ -----------  -----------
TOTAL NET ASSETS.........................    $4,026,553     $4,740,754      $2,268,118    $457,137,617 $64,643,113  $29,766,783
                                             ==========     ==========      ==========    ============ ===========  ===========

Investments in shares of the Portfolios,
 at cost.................................    $3,691,808     $4,261,563      $2,153,917    $191,285,122 $66,386,136  $26,627,848

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                          PIMCO
                                                                                      COMMODITYREAL
                                                                            NATURAL     RETURN(R)   PIMCO REAL  PIMCO TOTAL
                                                MULTIMANAGER  MULTIMANAGER RESOURCES    STRATEGY      RETURN      RETURN
                                               MID CAP VALUE* TECHNOLOGY*  PORTFOLIO    PORTFOLIO   PORTFOLIO    PORTFOLIO
                                               -------------- ------------ ---------- ------------- ----------- -----------
ASSETS:
Investments in shares of the Portfolios, at
 fair value...................................  $41,221,508   $127,676,999 $4,277,078  $10,612,826  $24,379,128 $64,564,903
Receivable for shares of the Portfolios sold..           --         47,799    175,446           --           --     324,671
Receivable for policy-related transactions....       17,215             --         --        7,616      335,965          --
                                                -----------   ------------ ----------  -----------  ----------- -----------
   Total assets...............................   41,238,723    127,724,798  4,452,524   10,620,442   24,715,093  64,889,574
                                                -----------   ------------ ----------  -----------  ----------- -----------

LIABILITIES:
Payable for shares of the Portfolios purchased       17,214             --         --        7,615      333,314          --
Payable for policy-related transactions.......           --         47,799    175,428           --           --     324,672
                                                -----------   ------------ ----------  -----------  ----------- -----------
   Total liabilities..........................       17,214         47,799    175,428        7,615      333,314     324,672
                                                -----------   ------------ ----------  -----------  ----------- -----------
NET ASSETS....................................  $41,221,509   $127,676,999 $4,277,096  $10,612,827  $24,381,779 $64,564,902
                                                ===========   ============ ==========  ===========  =========== ===========

NET ASSETS:
Accumulation unit values......................  $40,973,832   $127,592,382 $4,277,096  $10,603,466  $24,362,068 $64,558,086
Retained by AXA Equitable in Separate Account
 FP...........................................      247,677         84,617         --        9,361       19,711       6,816
                                                -----------   ------------ ----------  -----------  ----------- -----------
TOTAL NET ASSETS..............................  $41,221,509   $127,676,999 $4,277,096  $10,612,827  $24,381,779 $64,564,902
                                                ===========   ============ ==========  ===========  =========== ===========

Investments in shares of the Portfolios, at
 cost.........................................  $25,145,343   $ 86,241,851 $4,086,312  $13,322,936  $24,982,431 $65,157,493

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                  T. ROWE PRICE
                                                   T. ROWE PRICE      HEALTH
                                                   EQUITY INCOME     SCIENCES    TARGET 2015 TARGET 2025 TARGET 2035 TARGET 2045
                                                   PORTFOLIO - II PORTFOLIO - II ALLOCATION* ALLOCATION* ALLOCATION* ALLOCATION*
                                                   -------------- -------------- ----------- ----------- ----------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair
 value............................................  $13,994,976     $6,158,535   $1,892,475  $7,645,472  $3,313,129  $1,777,373
Receivable for shares of the Portfolios sold......           --        292,554           --       1,050          --           1
Receivable for policy-related transactions........        1,210             --          600          --       1,265          --
                                                    -----------     ----------   ----------  ----------  ----------  ----------
   Total assets...................................   13,996,186      6,451,089    1,893,075   7,646,522   3,314,394   1,777,374
                                                    -----------     ----------   ----------  ----------  ----------  ----------

LIABILITIES:
Payable for shares of the Portfolios purchased....        1,210             --          600          --       1,239          --
Payable for policy-related transactions...........           --        292,555           --       1,050          --           1
                                                    -----------     ----------   ----------  ----------  ----------  ----------
   Total liabilities..............................        1,210        292,555          600       1,050       1,239           1
                                                    -----------     ----------   ----------  ----------  ----------  ----------
NET ASSETS........................................  $13,994,976     $6,158,534   $1,892,475  $7,645,472  $3,313,155  $1,777,373
                                                    ===========     ==========   ==========  ==========  ==========  ==========

NET ASSETS:
Accumulation unit values..........................  $13,994,487     $6,153,962   $1,892,441  $7,645,459  $3,313,155  $1,775,895
Retained by AXA Equitable in Separate Account FP..          489          4,572           34          13          --       1,478
                                                    -----------     ----------   ----------  ----------  ----------  ----------
TOTAL NET ASSETS..................................  $13,994,976     $6,158,534   $1,892,475  $7,645,472  $3,313,155  $1,777,373
                                                    ===========     ==========   ==========  ==========  ==========  ==========

Investments in shares of the Portfolios, at cost..  $13,671,258     $5,585,856   $1,824,319  $7,018,269  $2,972,173  $1,569,871

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                                   VANGUARD
                                                                TEMPLETON                                     VARIABLE INSURANCE
                                                               DEVELOPING   TEMPLETON  TEMPLETON  VANECK VIP        FUND -
                                                   TARGET 2055 MARKETS VIP GLOBAL BOND GROWTH VIP GLOBAL HARD    EQUITY INDEX
                                                   ALLOCATION*    FUND      VIP FUND      FUND    ASSETS FUND     PORTFOLIO
                                                   ----------- ----------- ----------- ---------- ----------- ------------------
ASSETS:
Investments in shares of the Portfolios, at fair
 value............................................  $606,368   $17,444,221 $45,630,838 $5,261,741 $12,427,969     $8,911,906
Receivable for shares of the Portfolios sold......        --            --      84,062         --          --             --
Receivable for policy-related transactions........       585         5,624          --         36      82,745        145,584
                                                    --------   ----------- ----------- ---------- -----------     ----------
   Total assets...................................   606,953    17,449,845  45,714,900  5,261,777  12,510,714      9,057,490
                                                    --------   ----------- ----------- ---------- -----------     ----------

LIABILITIES:
Payable for shares of the Portfolios purchased....       585         5,623          --         36      82,745        145,584
Payable for policy-related transactions...........        --            --      84,061         --          --             --
                                                    --------   ----------- ----------- ---------- -----------     ----------
   Total liabilities..............................       585         5,623      84,061         36      82,745        145,584
                                                    --------   ----------- ----------- ---------- -----------     ----------
NET ASSETS........................................  $606,368   $17,444,222 $45,630,839 $5,261,741 $12,427,969     $8,911,906
                                                    ========   =========== =========== ========== ===========     ==========

NET ASSETS:
Accumulation unit values..........................  $606,368   $17,444,222 $45,630,394 $5,259,639 $12,427,279     $8,898,431
Retained by AXA Equitable in Separate Account FP..        --            --         445      2,102         690         13,475
                                                    --------   ----------- ----------- ---------- -----------     ----------
TOTAL NET ASSETS..................................  $606,368   $17,444,222 $45,630,839 $5,261,741 $12,427,969     $8,911,906
                                                    ========   =========== =========== ========== ===========     ==========

Investments in shares of the Portfolios, at cost..  $535,486   $14,590,280 $47,700,012 $4,719,805 $12,240,180     $7,320,057

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

                                                                              SHARE CLASS** PORTFOLIO SHARES HELD
                                                                            --------------- ---------------------
1290 VT CONVERTIBLE SECURITIES.............................................       B                  54,788

1290 VT DOUBLELINE DYNAMIC ALLOCATION......................................       B               1,068,830

1290 VT DOUBLELINE OPPORTUNISTIC BOND......................................       B                  19,929

1290 VT EQUITY INCOME......................................................       A                 924,571
1290 VT EQUITY INCOME......................................................       B               2,778,609

1290 VT GAMCO MERGERS & ACQUISITIONS.......................................       A                  76,009
1290 VT GAMCO MERGERS & ACQUISITIONS.......................................       B               1,175,323

1290 VT GAMCO SMALL COMPANY VALUE..........................................       A                 105,348
1290 VT GAMCO SMALL COMPANY VALUE..........................................       B               3,036,185

1290 VT SMARTBETA EQUITY...................................................       B                  45,850

1290 VT SOCIALLY RESPONSIBLE...............................................       A                  39,314
1290 VT SOCIALLY RESPONSIBLE...............................................       B                 255,643

ALL ASSET GROWTH-ALT 20....................................................       B               1,363,936

AMERICAN CENTURY VP MID CAP VALUE FUND.....................................    CLASS II           2,448,888

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/....    CLASS 4              295,321

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R).......................    CLASS 4              508,629

AXA 400 MANAGED VOLATILITY.................................................       B                 239,848

AXA 500 MANAGED VOLATILITY.................................................       B                 408,118

AXA 2000 MANAGED VOLATILITY................................................       B                 209,359

AXA AGGRESSIVE ALLOCATION..................................................       A               5,335,938
AXA AGGRESSIVE ALLOCATION..................................................       B               7,708,702

AXA BALANCED STRATEGY......................................................       B               2,360,509

AXA CONSERVATIVE ALLOCATION................................................       A               2,264,452
AXA CONSERVATIVE ALLOCATION................................................       B                 761,904

AXA CONSERVATIVE GROWTH STRATEGY...........................................       B                 516,708

AXA CONSERVATIVE STRATEGY..................................................       B                 218,261

AXA CONSERVATIVE-PLUS ALLOCATION...........................................       A               1,798,853
AXA CONSERVATIVE-PLUS ALLOCATION...........................................       B               1,482,798

AXA GLOBAL EQUITY MANAGED VOLATILITY.......................................       A               1,695,984
AXA GLOBAL EQUITY MANAGED VOLATILITY.......................................       B               6,254,313

AXA GROWTH STRATEGY........................................................       B               3,400,043

AXA INTERNATIONAL CORE MANAGED VOLATILITY..................................       A               1,361,192
AXA INTERNATIONAL CORE MANAGED VOLATILITY..................................       B               4,227,289

AXA INTERNATIONAL MANAGED VOLATILITY.......................................       B                 257,456

AXA INTERNATIONAL VALUE MANAGED VOLATILITY.................................       A               1,306,364
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.................................       B               4,777,548

AXA LARGE CAP CORE MANAGED VOLATILITY......................................       A                 438,550
AXA LARGE CAP CORE MANAGED VOLATILITY......................................       B               2,383,169

AXA LARGE CAP GROWTH MANAGED VOLATILITY....................................       A               1,500,746
AXA LARGE CAP GROWTH MANAGED VOLATILITY....................................       B               6,990,949

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                              SHARE CLASS** PORTFOLIO SHARES HELD
                                                                            --------------- ---------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY.....................................        A             14,665,216
AXA LARGE CAP VALUE MANAGED VOLATILITY.....................................        B              7,224,716

AXA MID CAP VALUE MANAGED VOLATILITY.......................................        A             11,294,820
AXA MID CAP VALUE MANAGED VOLATILITY.......................................        B                814,866

AXA MODERATE ALLOCATION....................................................        A             51,489,278
AXA MODERATE ALLOCATION....................................................        B             10,847,537

AXA MODERATE GROWTH STRATEGY...............................................        B              6,407,731

AXA MODERATE-PLUS ALLOCATION...............................................        A             16,513,809
AXA MODERATE-PLUS ALLOCATION...............................................        B             23,302,327

AXA/AB SMALL CAP GROWTH....................................................        A              7,003,541
AXA/AB SMALL CAP GROWTH....................................................        B              3,784,408

AXA/CLEARBRIDGE LARGE CAP GROWTH...........................................        A              1,011,256
AXA/CLEARBRIDGE LARGE CAP GROWTH...........................................        B              5,995,361

AXA/JANUS ENTERPRISE.......................................................        A              1,158,999
AXA/JANUS ENTERPRISE.......................................................        B              1,414,394

AXA/LOOMIS SAYLES GROWTH...................................................        A              1,790,151
AXA/LOOMIS SAYLES GROWTH...................................................        B              2,849,590

BLACKROCK GLOBAL ALLOCATION V.I. FUND......................................    CLASS III            287,800

CHARTER/SM/ MULTI-SECTOR BOND..............................................        A             15,210,940
CHARTER/SM/ MULTI-SECTOR BOND..............................................        B              4,102,436

CHARTER/SM/ SMALL CAP GROWTH...............................................        B                916,606

CHARTER/SM/ SMALL CAP VALUE................................................        A                788,609
CHARTER/SM/ SMALL CAP VALUE................................................        B                936,638

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO.....................................    CLASS II              15,623

EQ/BLACKROCK BASIC VALUE EQUITY............................................        A              1,695,012
EQ/BLACKROCK BASIC VALUE EQUITY............................................        B              6,898,732

EQ/CAPITAL GUARDIAN RESEARCH...............................................        A                614,294
EQ/CAPITAL GUARDIAN RESEARCH...............................................        B              4,080,174

EQ/COMMON STOCK INDEX......................................................        A             44,268,759
EQ/COMMON STOCK INDEX......................................................        B              6,691,550

EQ/CORE BOND INDEX.........................................................        A              2,660,294
EQ/CORE BOND INDEX.........................................................        B              2,599,184

EQ/EQUITY 500 INDEX........................................................        A             13,655,839
EQ/EQUITY 500 INDEX........................................................        B              6,204,339

EQ/GLOBAL BOND PLUS........................................................        A                871,821
EQ/GLOBAL BOND PLUS........................................................        B              1,003,125

EQ/INTERMEDIATE GOVERNMENT BOND............................................        A              6,859,564
EQ/INTERMEDIATE GOVERNMENT BOND............................................        B              1,897,741

EQ/INTERNATIONAL EQUITY INDEX..............................................        A             26,943,738
EQ/INTERNATIONAL EQUITY INDEX..............................................        B              6,435,957

EQ/INVESCO COMSTOCK........................................................        A                779,880
EQ/INVESCO COMSTOCK........................................................        B                823,267

EQ/JPMORGAN VALUE OPPORTUNITIES............................................        A                246,935
EQ/JPMORGAN VALUE OPPORTUNITIES............................................        B              2,318,210

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                              SHARE CLASS** PORTFOLIO SHARES HELD
                                                                            --------------- ---------------------
EQ/LARGE CAP GROWTH INDEX..................................................        A               1,437,297
EQ/LARGE CAP GROWTH INDEX..................................................        B               9,865,852

EQ/LARGE CAP VALUE INDEX...................................................        A               1,496,699
EQ/LARGE CAP VALUE INDEX...................................................        B               1,637,960

EQ/MFS INTERNATIONAL GROWTH................................................        B               6,141,834

EQ/MID CAP INDEX...........................................................        A               2,526,301
EQ/MID CAP INDEX...........................................................        B               7,833,385

EQ/MONEY MARKET............................................................        A             110,919,856
EQ/MONEY MARKET............................................................        B              54,057,174

EQ/PIMCO ULTRA SHORT BOND..................................................        A               1,593,259
EQ/PIMCO ULTRA SHORT BOND..................................................        B               1,755,496

EQ/QUALITY BOND PLUS.......................................................        A               3,047,127
EQ/QUALITY BOND PLUS.......................................................        B               2,317,467

EQ/SMALL COMPANY INDEX.....................................................        A               4,789,853
EQ/SMALL COMPANY INDEX.....................................................        B               3,763,893

EQ/T. ROWE PRICE GROWTH STOCK..............................................        A                 220,936
EQ/T. ROWE PRICE GROWTH STOCK..............................................        B               2,182,394

EQ/UBS GROWTH & INCOME.....................................................        B               1,589,584

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO............................ SERVICE CLASS 2           83,974

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.................................... SERVICE CLASS 2        2,811,101

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.................................... SERVICE CLASS 2           77,376

FIDELITY(R) VIP GOVERNMENT MONEY MARKET PORTFOLIO.......................... SERVICE CLASS 2        1,089,357

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.................................. SERVICE CLASS 2          457,860

FIDELITY(R) VIP HIGH INCOME PORTFOLIO...................................... SERVICE CLASS 2          772,449

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO............................ SERVICE CLASS 2        1,310,096

FIDELITY(R) VIP MID CAP PORTFOLIO.......................................... SERVICE CLASS 2          837,391

FIDELITY(R) VIP VALUE PORTFOLIO............................................ SERVICE CLASS 2           51,148

FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO................................. SERVICE CLASS 2           36,794

FRANKLIN MUTUAL SHARES VIP FUND............................................     CLASS 2              534,436

FRANKLIN RISING DIVIDENDS VIP FUND.........................................     CLASS 2            2,065,529

FRANKLIN SMALL CAP VALUE VIP FUND..........................................     CLASS 2              619,162

FRANKLIN STRATEGIC INCOME VIP FUND.........................................     CLASS 2            3,210,975

GOLDMAN SACHS VIT MID CAP VALUE FUND....................................... SERVICE SHARES           750,641

INVESCO V.I. DIVERSIFIED DIVIDEND FUND.....................................    SERIES II             535,529

INVESCO V.I. GLOBAL REAL ESTATE FUND.......................................    SERIES II           2,259,965

INVESCO V.I. INTERNATIONAL GROWTH FUND.....................................    SERIES II             983,899

INVESCO V.I. MID CAP CORE EQUITY FUND......................................    SERIES II             269,601

INVESCO V.I. SMALL CAP EQUITY FUND.........................................    SERIES II             310,627

IVY VIP DIVIDEND OPPORTUNITIES.............................................    CLASS II              119,491

IVY VIP ENERGY.............................................................    CLASS II            2,531,870

IVY VIP HIGH INCOME........................................................    CLASS II            9,033,126

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                SHARE CLASS**    PORTFOLIO SHARES HELD
                                                                            -------------------- ---------------------
IVY VIP MID CAP GROWTH.....................................................       CLASS II             2,774,190

IVY VIP SCIENCE AND TECHNOLOGY.............................................       CLASS II             1,136,161

IVY VIP SMALL CAP GROWTH...................................................       CLASS II             1,066,900

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........................    SERVICE SHARES          2,839,719

MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................................    SERVICE CLASS           3,900,253

MFS(R) INVESTORS TRUST SERIES..............................................    SERVICE CLASS             135,620

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO......................    SERVICE CLASS             257,930

MFS(R) UTILITIES SERIES....................................................    SERVICE CLASS              78,265

MULTIMANAGER AGGRESSIVE EQUITY.............................................          A                 6,910,316
MULTIMANAGER AGGRESSIVE EQUITY.............................................          B                   538,327

MULTIMANAGER CORE BOND.....................................................          A                 2,029,607
MULTIMANAGER CORE BOND.....................................................          B                 4,514,615

MULTIMANAGER MID CAP GROWTH................................................          A                 1,217,155
MULTIMANAGER MID CAP GROWTH................................................          B                 1,734,724

MULTIMANAGER MID CAP VALUE.................................................          A                   597,177
MULTIMANAGER MID CAP VALUE.................................................          B                 1,870,387

MULTIMANAGER TECHNOLOGY....................................................          A                   823,519
MULTIMANAGER TECHNOLOGY....................................................          B                 4,074,296

NATURAL RESOURCES PORTFOLIO................................................       CLASS II               164,124

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO............................    ADVISOR CLASS           1,465,860

PIMCO REAL RETURN PORTFOLIO................................................    ADVISOR CLASS           1,962,893

PIMCO TOTAL RETURN PORTFOLIO...............................................    ADVISOR CLASS           5,901,728

T. ROWE PRICE EQUITY INCOME PORTFOLIO - II.................................       CLASS II               479,937

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II...............................       CLASS II               151,204

TARGET 2015 ALLOCATION.....................................................          B                   204,502

TARGET 2025 ALLOCATION.....................................................          B                   673,347

TARGET 2035 ALLOCATION.....................................................          B                   279,967

TARGET 2045 ALLOCATION.....................................................          B                   149,005

TARGET 2055 ALLOCATION.....................................................          B                    53,888

TEMPLETON DEVELOPING MARKETS VIP FUND......................................       CLASS 2              1,705,202

TEMPLETON GLOBAL BOND VIP FUND.............................................       CLASS 2              2,763,830

TEMPLETON GROWTH VIP FUND..................................................       CLASS 2                329,477

VANECK VIP GLOBAL HARD ASSETS FUND.........................................    CLASS S SHARES            543,418

VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX PORTFOLIO.................. INVESTOR SHARE CLASS         216,466

-----------
The accompanying notes are an integral part of these financial statements.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

                                    FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017


The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

                                                                                                              UNITS
                                                                       CONTRACT                            OUTSTANDING
                                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                       -------- --------------- ---------- -----------
1290 VT CONVERTIBLE SECURITIES........................................  0.00%         B          $ 12.73         1
1290 VT CONVERTIBLE SECURITIES........................................  0.00%         B          $127.30         2
1290 VT CONVERTIBLE SECURITIES........................................  0.60%         B          $126.04         3

1290 VT DOUBLELINE DYNAMIC ALLOCATION.................................  0.00%         B          $ 11.34       174
1290 VT DOUBLELINE DYNAMIC ALLOCATION.................................  0.00%         B          $123.19        79
1290 VT DOUBLELINE DYNAMIC ALLOCATION.................................  0.60%         B          $119.80         5
1290 VT DOUBLELINE DYNAMIC ALLOCATION.................................  0.90%         B          $118.13        --

1290 VT DOUBLELINE OPPORTUNISTIC BOND.................................  0.00%         B          $ 10.21         1
1290 VT DOUBLELINE OPPORTUNISTIC BOND.................................  0.00%         B          $102.13         2
1290 VT DOUBLELINE OPPORTUNISTIC BOND.................................  0.60%         B          $101.73        --

1290 VT EQUITY INCOME.................................................  0.00%         A          $187.61         4
1290 VT EQUITY INCOME.................................................  0.60%         A          $175.92        25
1290 VT EQUITY INCOME.................................................  0.80%         A          $172.16        --
1290 VT EQUITY INCOME.................................................  0.90%         A          $170.32         3
1290 VT EQUITY INCOME.................................................  0.00%         B          $258.51        56
1290 VT EQUITY INCOME.................................................  0.60%         B          $173.85        15

1290 VT GAMCO MERGERS & ACQUISITIONS..................................  0.00%         A          $ 14.91        41
1290 VT GAMCO MERGERS & ACQUISITIONS..................................  0.00%         A          $149.14         3
1290 VT GAMCO MERGERS & ACQUISITIONS..................................  0.00%         B          $153.41        14
1290 VT GAMCO MERGERS & ACQUISITIONS..................................  0.00%         B          $191.34        38
1290 VT GAMCO MERGERS & ACQUISITIONS..................................  0.60%         B          $143.85        36
1290 VT GAMCO MERGERS & ACQUISITIONS..................................  0.80%         B          $140.78        --
1290 VT GAMCO MERGERS & ACQUISITIONS..................................  0.90%         B          $139.27         5

1290 VT GAMCO SMALL COMPANY VALUE.....................................  0.00%         A          $ 25.05       188
1290 VT GAMCO SMALL COMPANY VALUE.....................................  0.00%         A          $250.51         8
1290 VT GAMCO SMALL COMPANY VALUE.....................................  0.00%         B          $287.77        14
1290 VT GAMCO SMALL COMPANY VALUE.....................................  0.00%         B          $440.57       279
1290 VT GAMCO SMALL COMPANY VALUE.....................................  0.60%         B          $269.84       219
1290 VT GAMCO SMALL COMPANY VALUE.....................................  0.80%         B          $264.08         1
1290 VT GAMCO SMALL COMPANY VALUE.....................................  0.90%         B          $261.25        19

1290 VT SMARTBETA EQUITY..............................................  0.00%         B          $ 12.61        18
1290 VT SMARTBETA EQUITY..............................................  0.00%         B          $126.07         2
1290 VT SMARTBETA EQUITY..............................................  0.60%         B          $124.83         1

1290 VT SOCIALLY RESPONSIBLE..........................................  0.00%         A          $342.77         1
1290 VT SOCIALLY RESPONSIBLE..........................................  0.00%         B          $214.75         5
1290 VT SOCIALLY RESPONSIBLE..........................................  0.60%         B          $192.26        11
1290 VT SOCIALLY RESPONSIBLE..........................................  0.80%         B          $185.27        --
1290 VT SOCIALLY RESPONSIBLE..........................................  0.90%         B          $181.87        --

ALL ASSET GROWTH-ALT 20...............................................  0.00%         B          $ 12.02        82
ALL ASSET GROWTH-ALT 20...............................................  0.00%         B          $166.45       135
ALL ASSET GROWTH-ALT 20...............................................  0.60%         B          $158.92        33
ALL ASSET GROWTH-ALT 20...............................................  0.80%         B          $156.48        --
ALL ASSET GROWTH-ALT 20...............................................  0.90%         B          $155.27         1

AMERICAN CENTURY VP MID CAP VALUE FUND................................  0.00%      CLASS II      $ 25.00       192
AMERICAN CENTURY VP MID CAP VALUE FUND................................  0.00%      CLASS II      $250.02       113

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                              UNITS
                                                                       CONTRACT                            OUTSTANDING
                                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                       -------- --------------- ---------- -----------
AMERICAN CENTURY VP MID CAP VALUE FUND................................  0.60%      CLASS II      $238.72        88
AMERICAN CENTURY VP MID CAP VALUE FUND................................  0.80%      CLASS II      $235.05        --
AMERICAN CENTURY VP MID CAP VALUE FUND................................  0.90%      CLASS II      $233.24         7

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/.............................................................  0.00%      CLASS 4       $ 14.67        20
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/.............................................................  0.00%      CLASS 4       $146.74        31
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/.............................................................  0.60%      CLASS 4       $142.70        14
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/.............................................................  0.80%      CLASS 4       $141.37        --
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/.............................................................  0.90%      CLASS 4       $140.71         4

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)..................  0.00%      CLASS 4       $ 12.87       137
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)..................  0.00%      CLASS 4       $128.66        58
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)..................  0.60%      CLASS 4       $125.11        23
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)..................  0.80%      CLASS 4       $123.95        --
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)..................  0.90%      CLASS 4       $123.37         4

AXA 400 MANAGED VOLATILITY............................................  0.00%         B          $218.79        13
AXA 400 MANAGED VOLATILITY............................................  0.60%         B          $208.90        12
AXA 400 MANAGED VOLATILITY............................................  0.80%         B          $205.69        --
AXA 400 MANAGED VOLATILITY............................................  0.90%         B          $204.10        --

AXA 500 MANAGED VOLATILITY............................................  0.00%         B          $227.98        27
AXA 500 MANAGED VOLATILITY............................................  0.60%         B          $217.68        15
AXA 500 MANAGED VOLATILITY............................................  0.80%         B          $214.33        --
AXA 500 MANAGED VOLATILITY............................................  0.90%         B          $212.68         1

AXA 2000 MANAGED VOLATILITY...........................................  0.00%         B          $203.32        14
AXA 2000 MANAGED VOLATILITY...........................................  0.60%         B          $194.13         8
AXA 2000 MANAGED VOLATILITY...........................................  0.80%         B          $191.15        --
AXA 2000 MANAGED VOLATILITY...........................................  0.90%         B          $189.67         1

AXA AGGRESSIVE ALLOCATION.............................................  0.00%         A          $ 26.50        54
AXA AGGRESSIVE ALLOCATION.............................................  0.00%         A          $158.95        --
AXA AGGRESSIVE ALLOCATION.............................................  0.00%         A          $263.30       117
AXA AGGRESSIVE ALLOCATION.............................................  0.60%         A          $241.67       123
AXA AGGRESSIVE ALLOCATION.............................................  0.80%         A          $234.83         1
AXA AGGRESSIVE ALLOCATION.............................................  0.90%         A          $231.49         7
AXA AGGRESSIVE ALLOCATION.............................................  0.00%         B          $257.94       314
AXA AGGRESSIVE ALLOCATION.............................................  0.60%         B          $236.75        48

AXA BALANCED STRATEGY.................................................  0.00%         B          $162.81       225

AXA CONSERVATIVE ALLOCATION...........................................  0.00%         A          $ 15.02       127
AXA CONSERVATIVE ALLOCATION...........................................  0.00%         A          $134.75         5
AXA CONSERVATIVE ALLOCATION...........................................  0.00%         A          $164.85        37
AXA CONSERVATIVE ALLOCATION...........................................  0.60%         A          $151.31        68
AXA CONSERVATIVE ALLOCATION...........................................  0.80%         A          $147.03        --
AXA CONSERVATIVE ALLOCATION...........................................  0.90%         A          $144.93        16
AXA CONSERVATIVE ALLOCATION...........................................  0.00%         B          $161.48        33
AXA CONSERVATIVE ALLOCATION...........................................  0.60%         B          $148.22        13

AXA CONSERVATIVE GROWTH STRATEGY......................................  0.00%         B          $151.58        49

AXA CONSERVATIVE STRATEGY.............................................  0.00%         B          $130.46        20

AXA CONSERVATIVE-PLUS ALLOCATION......................................  0.00%         A          $ 17.75        82
AXA CONSERVATIVE-PLUS ALLOCATION......................................  0.00%         A          $142.75        --
AXA CONSERVATIVE-PLUS ALLOCATION......................................  0.00%         A          $187.93        35

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                              UNITS
                                                                       CONTRACT                            OUTSTANDING
                                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                       -------- --------------- ---------- -----------
AXA CONSERVATIVE-PLUS ALLOCATION......................................  0.60%          A         $172.49        53
AXA CONSERVATIVE-PLUS ALLOCATION......................................  0.80%          A         $167.61         1
AXA CONSERVATIVE-PLUS ALLOCATION......................................  0.90%          A         $165.22         3
AXA CONSERVATIVE-PLUS ALLOCATION......................................  0.00%          B         $184.11        66
AXA CONSERVATIVE-PLUS ALLOCATION......................................  0.60%          B         $168.98        16

AXA GLOBAL EQUITY MANAGED VOLATILITY..................................  0.00%          A         $ 28.86        19
AXA GLOBAL EQUITY MANAGED VOLATILITY..................................  0.00%          A         $408.28         1
AXA GLOBAL EQUITY MANAGED VOLATILITY..................................  0.00%          A         $657.37        47
AXA GLOBAL EQUITY MANAGED VOLATILITY..................................  0.00%          B         $352.45        95
AXA GLOBAL EQUITY MANAGED VOLATILITY..................................  0.60%          B         $311.81       230
AXA GLOBAL EQUITY MANAGED VOLATILITY..................................  0.60%          B         $422.75        12
AXA GLOBAL EQUITY MANAGED VOLATILITY..................................  0.80%          B         $299.27         2
AXA GLOBAL EQUITY MANAGED VOLATILITY..................................  0.90%          B         $293.20        20

AXA GROWTH STRATEGY...................................................  0.00%          B         $187.88       330

AXA INTERNATIONAL CORE MANAGED VOLATILITY.............................  0.00%          A         $278.29        53
AXA INTERNATIONAL CORE MANAGED VOLATILITY.............................  0.60%          A         $198.73         3
AXA INTERNATIONAL CORE MANAGED VOLATILITY.............................  0.00%          B         $180.36       122
AXA INTERNATIONAL CORE MANAGED VOLATILITY.............................  0.60%          B         $160.99       143
AXA INTERNATIONAL CORE MANAGED VOLATILITY.............................  0.80%          B         $155.62        --
AXA INTERNATIONAL CORE MANAGED VOLATILITY.............................  0.90%          B         $152.31        17

AXA INTERNATIONAL MANAGED VOLATILITY..................................  0.00%          B         $141.09        22
AXA INTERNATIONAL MANAGED VOLATILITY..................................  0.60%          B         $134.71         3
AXA INTERNATIONAL MANAGED VOLATILITY..................................  0.80%          B         $132.64        --
AXA INTERNATIONAL MANAGED VOLATILITY..................................  0.90%          B         $131.61        --

AXA INTERNATIONAL VALUE MANAGED VOLATILITY............................  0.00%          A         $ 19.58        35
AXA INTERNATIONAL VALUE MANAGED VOLATILITY............................  0.00%          A         $209.88         2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY............................  0.00%          A         $267.24        63
AXA INTERNATIONAL VALUE MANAGED VOLATILITY............................  0.60%          A         $188.59         2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY............................  0.00%          B         $195.36       114
AXA INTERNATIONAL VALUE MANAGED VOLATILITY............................  0.60%          B         $188.63         5
AXA INTERNATIONAL VALUE MANAGED VOLATILITY............................  0.60%          B         $192.61       203
AXA INTERNATIONAL VALUE MANAGED VOLATILITY............................  0.80%          B         $168.57         2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY............................  0.90%          B         $181.62        24

AXA LARGE CAP CORE MANAGED VOLATILITY.................................  0.00%          A         $ 31.73         9
AXA LARGE CAP CORE MANAGED VOLATILITY.................................  0.00%          A         $356.05        13
AXA LARGE CAP CORE MANAGED VOLATILITY.................................  0.60%          A         $246.69        --
AXA LARGE CAP CORE MANAGED VOLATILITY.................................  0.00%          B         $229.27        75
AXA LARGE CAP CORE MANAGED VOLATILITY.................................  0.60%          B         $205.02        42
AXA LARGE CAP CORE MANAGED VOLATILITY.................................  0.80%          B         $197.49        --
AXA LARGE CAP CORE MANAGED VOLATILITY.................................  0.90%          B         $193.83         2

AXA LARGE CAP GROWTH MANAGED VOLATILITY...............................  0.00%          A         $ 36.06         9
AXA LARGE CAP GROWTH MANAGED VOLATILITY...............................  0.00%          A         $352.93         1
AXA LARGE CAP GROWTH MANAGED VOLATILITY...............................  0.00%          A         $464.53        99
AXA LARGE CAP GROWTH MANAGED VOLATILITY...............................  0.60%          A         $285.25        11
AXA LARGE CAP GROWTH MANAGED VOLATILITY...............................  0.00%          B         $443.36        93
AXA LARGE CAP GROWTH MANAGED VOLATILITY...............................  0.60%          B         $224.96        44
AXA LARGE CAP GROWTH MANAGED VOLATILITY...............................  0.60%          B         $391.52       414
AXA LARGE CAP GROWTH MANAGED VOLATILITY...............................  0.80%          B         $375.55         5
AXA LARGE CAP GROWTH MANAGED VOLATILITY...............................  0.90%          B         $367.81        29

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                              UNITS
                                                                       CONTRACT                            OUTSTANDING
                                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                       -------- --------------- ---------- -----------
AXA LARGE CAP VALUE MANAGED VOLATILITY................................  0.00%          A         $ 28.01        10
AXA LARGE CAP VALUE MANAGED VOLATILITY................................  0.00%          A         $236.52         1
AXA LARGE CAP VALUE MANAGED VOLATILITY................................  0.00%          A         $241.09        95
AXA LARGE CAP VALUE MANAGED VOLATILITY................................  0.00%          A         $319.21       211
AXA LARGE CAP VALUE MANAGED VOLATILITY................................  0.60%          A         $219.00        12
AXA LARGE CAP VALUE MANAGED VOLATILITY................................  0.60%          A         $250.03       629
AXA LARGE CAP VALUE MANAGED VOLATILITY................................  0.80%          A         $208.03        15
AXA LARGE CAP VALUE MANAGED VOLATILITY................................  0.90%          A         $235.77       105
AXA LARGE CAP VALUE MANAGED VOLATILITY................................  0.00%          B         $237.97        87
AXA LARGE CAP VALUE MANAGED VOLATILITY................................  0.60%          B         $211.94         6
AXA LARGE CAP VALUE MANAGED VOLATILITY................................  0.60%          B         $246.79       466
AXA LARGE CAP VALUE MANAGED VOLATILITY................................  0.90%          B         $232.71        --

AXA MID CAP VALUE MANAGED VOLATILITY..................................  0.00%          A         $ 35.00        21
AXA MID CAP VALUE MANAGED VOLATILITY..................................  0.00%          A         $310.93         1
AXA MID CAP VALUE MANAGED VOLATILITY..................................  0.00%          A         $401.95        27
AXA MID CAP VALUE MANAGED VOLATILITY..................................  0.00%          A         $431.81       111
AXA MID CAP VALUE MANAGED VOLATILITY..................................  0.60%          A         $297.02         5
AXA MID CAP VALUE MANAGED VOLATILITY..................................  0.60%          A         $344.80        25
AXA MID CAP VALUE MANAGED VOLATILITY..................................  0.60%          A         $354.95       343
AXA MID CAP VALUE MANAGED VOLATILITY..................................  0.80%          A         $340.47         3
AXA MID CAP VALUE MANAGED VOLATILITY..................................  0.90%          A         $333.46        27
AXA MID CAP VALUE MANAGED VOLATILITY..................................  0.00%          B         $400.24        36

AXA MODERATE ALLOCATION...............................................  0.00%          A         $ 19.18       288
AXA MODERATE ALLOCATION...............................................  0.00%          A         $144.36         4
AXA MODERATE ALLOCATION...............................................  0.00%          A         $413.27       197
AXA MODERATE ALLOCATION...............................................  0.60%          A         $879.85       679
AXA MODERATE ALLOCATION...............................................  0.80%          A         $282.37        10
AXA MODERATE ALLOCATION...............................................  0.90%          A         $355.99       143
AXA MODERATE ALLOCATION...............................................  0.00%          B         $203.48       470
AXA MODERATE ALLOCATION...............................................  0.60%          B         $185.78       320

AXA MODERATE GROWTH STRATEGY..........................................  0.00%          B         $175.04       626

AXA MODERATE-PLUS ALLOCATION..........................................  0.00%          A         $ 22.63       384
AXA MODERATE-PLUS ALLOCATION..........................................  0.00%          A         $153.24         3
AXA MODERATE-PLUS ALLOCATION..........................................  0.00%          A         $238.76       400
AXA MODERATE-PLUS ALLOCATION..........................................  0.60%          A         $219.14       343
AXA MODERATE-PLUS ALLOCATION..........................................  0.80%          A         $212.94         3
AXA MODERATE-PLUS ALLOCATION..........................................  0.90%          A         $209.91        43
AXA MODERATE-PLUS ALLOCATION..........................................  0.00%          B         $233.89       989
AXA MODERATE-PLUS ALLOCATION..........................................  0.60%          B         $214.67       169

AXA/AB SMALL CAP GROWTH...............................................  0.00%          A         $ 42.01        81
AXA/AB SMALL CAP GROWTH...............................................  0.00%          A         $552.43        68
AXA/AB SMALL CAP GROWTH...............................................  0.60%          A         $487.82       186
AXA/AB SMALL CAP GROWTH...............................................  0.80%          A         $467.92         3
AXA/AB SMALL CAP GROWTH...............................................  0.90%          A         $458.28        20
AXA/AB SMALL CAP GROWTH...............................................  0.00%          B         $453.45        32
AXA/AB SMALL CAP GROWTH...............................................  0.60%          B         $361.51       157

AXA/CLEARBRIDGE LARGE CAP GROWTH......................................  0.00%          A         $ 35.61        79
AXA/CLEARBRIDGE LARGE CAP GROWTH......................................  0.00%          A         $335.16        --
AXA/CLEARBRIDGE LARGE CAP GROWTH......................................  0.00%          A         $472.51        20

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                              UNITS
                                                                       CONTRACT                            OUTSTANDING
                                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                       -------- --------------- ---------- -----------
AXA/CLEARBRIDGE LARGE CAP GROWTH......................................  0.00%          B         $270.36       129
AXA/CLEARBRIDGE LARGE CAP GROWTH......................................  0.60%          B         $234.62       135
AXA/CLEARBRIDGE LARGE CAP GROWTH......................................  0.80%          B         $233.33         1
AXA/CLEARBRIDGE LARGE CAP GROWTH......................................  0.90%          B         $229.06        11

AXA/JANUS ENTERPRISE..................................................  0.00%          A         $201.67        39
AXA/JANUS ENTERPRISE..................................................  0.60%          A         $189.10        64
AXA/JANUS ENTERPRISE..................................................  0.80%          A         $185.07         1
AXA/JANUS ENTERPRISE..................................................  0.90%          A         $183.08         5
AXA/JANUS ENTERPRISE..................................................  0.00%          B         $ 11.55         2
AXA/JANUS ENTERPRISE..................................................  0.00%          B         $291.87        68
AXA/JANUS ENTERPRISE..................................................  0.60%          B         $186.88        29

AXA/LOOMIS SAYLES GROWTH..............................................  0.00%          A         $ 26.61        36
AXA/LOOMIS SAYLES GROWTH..............................................  0.00%          A         $283.70         9
AXA/LOOMIS SAYLES GROWTH..............................................  0.60%          A         $266.02        42
AXA/LOOMIS SAYLES GROWTH..............................................  0.80%          A         $260.35        --
AXA/LOOMIS SAYLES GROWTH..............................................  0.90%          A         $257.56         3
AXA/LOOMIS SAYLES GROWTH..............................................  0.00%          B         $346.43        56
AXA/LOOMIS SAYLES GROWTH..............................................  0.60%          B         $262.96        19

BLACKROCK GLOBAL ALLOCATION V.I. FUND.................................  0.00%      CLASS III     $ 15.41       184
BLACKROCK GLOBAL ALLOCATION V.I. FUND.................................  0.00%      CLASS III     $154.14         9

CHARTER/SM/ MULTI-SECTOR BOND.........................................  0.00%          A         $ 14.73        40
CHARTER/SM/ MULTI-SECTOR BOND.........................................  0.00%          A         $239.78        71
CHARTER/SM/ MULTI-SECTOR BOND.........................................  0.60%          A         $397.55        88
CHARTER/SM/ MULTI-SECTOR BOND.........................................  0.80%          A         $156.52         3
CHARTER/SM/ MULTI-SECTOR BOND.........................................  0.90%          A         $232.36        18
CHARTER/SM/ MULTI-SECTOR BOND.........................................  0.00%          B         $145.05        44
CHARTER/SM/ MULTI-SECTOR BOND.........................................  0.60%          B         $111.96        82

CHARTER/SM/ SMALL CAP GROWTH..........................................  0.00%          B         $165.26         1
CHARTER/SM/ SMALL CAP GROWTH..........................................  0.00%          B         $242.33        40
CHARTER/SM/ SMALL CAP GROWTH..........................................  0.60%          B         $155.02        20
CHARTER/SM/ SMALL CAP GROWTH..........................................  0.80%          B         $151.74        --
CHARTER/SM/ SMALL CAP GROWTH..........................................  0.90%          B         $150.12         1

CHARTER/SM/ SMALL CAP VALUE...........................................  0.00%          A         $336.73        38
CHARTER/SM/ SMALL CAP VALUE...........................................  0.60%          A         $309.09         5
CHARTER/SM/ SMALL CAP VALUE...........................................  0.00%          B         $353.23        18
CHARTER/SM/ SMALL CAP VALUE...........................................  0.60%          B         $308.24         2
CHARTER/SM/ SMALL CAP VALUE...........................................  0.60%          B         $316.58        29
CHARTER/SM/ SMALL CAP VALUE...........................................  0.80%          B         $304.79        --
CHARTER/SM/ SMALL CAP VALUE...........................................  0.90%          B         $298.52        --
CHARTER/SM/ SMALL CAP VALUE...........................................  0.90%          B         $299.20         2

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO................................  0.00%      CLASS II      $ 12.69        25

EQ/BLACKROCK BASIC VALUE EQUITY.......................................  0.00%          A         $ 30.03       151
EQ/BLACKROCK BASIC VALUE EQUITY.......................................  0.00%          A         $280.57         3
EQ/BLACKROCK BASIC VALUE EQUITY.......................................  0.00%          A         $391.76        88
EQ/BLACKROCK BASIC VALUE EQUITY.......................................  0.60%          A         $359.60         5
EQ/BLACKROCK BASIC VALUE EQUITY.......................................  0.00%          B         $515.61       118
EQ/BLACKROCK BASIC VALUE EQUITY.......................................  0.60%          B         $297.76        23
EQ/BLACKROCK BASIC VALUE EQUITY.......................................  0.60%          B         $455.32       205
EQ/BLACKROCK BASIC VALUE EQUITY.......................................  0.80%          B         $436.76         2
EQ/BLACKROCK BASIC VALUE EQUITY.......................................  0.90%          B         $427.76        21

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                              UNITS
                                                                       CONTRACT                            OUTSTANDING
                                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                       -------- --------------- ---------- -----------
EQ/CAPITAL GUARDIAN RESEARCH..........................................  0.00%          A        $   37.68       26
EQ/CAPITAL GUARDIAN RESEARCH..........................................  0.00%          A        $  326.40        2
EQ/CAPITAL GUARDIAN RESEARCH..........................................  0.00%          A        $  443.41       32
EQ/CAPITAL GUARDIAN RESEARCH..........................................  0.60%          A        $  277.95        2
EQ/CAPITAL GUARDIAN RESEARCH..........................................  0.00%          B        $  336.81       40
EQ/CAPITAL GUARDIAN RESEARCH..........................................  0.60%          B        $  301.62      288
EQ/CAPITAL GUARDIAN RESEARCH..........................................  0.80%          B        $  290.68        3
EQ/CAPITAL GUARDIAN RESEARCH..........................................  0.90%          B        $  285.37       27

EQ/COMMON STOCK INDEX.................................................  0.00%          A        $   34.88      199
EQ/COMMON STOCK INDEX.................................................  0.00%          A        $  719.43      314
EQ/COMMON STOCK INDEX.................................................  0.60%          A        $1,804.61      634
EQ/COMMON STOCK INDEX.................................................  0.80%          A        $  431.60       30
EQ/COMMON STOCK INDEX.................................................  0.90%          A        $  732.21      143
EQ/COMMON STOCK INDEX.................................................  0.00%          B        $  224.67      285
EQ/COMMON STOCK INDEX.................................................  0.60%          B        $  242.06      666

EQ/CORE BOND INDEX....................................................  0.00%          A        $  137.33      112
EQ/CORE BOND INDEX....................................................  0.00%          A        $  143.53        5
EQ/CORE BOND INDEX....................................................  0.60%          A        $  133.70        3
EQ/CORE BOND INDEX....................................................  0.60%          A        $  159.83       54
EQ/CORE BOND INDEX....................................................  0.80%          A        $  126.15       --
EQ/CORE BOND INDEX....................................................  0.90%          A        $  124.13        8
EQ/CORE BOND INDEX....................................................  0.00%          B        $  142.69       99
EQ/CORE BOND INDEX....................................................  0.60%          B        $  156.18       11
EQ/CORE BOND INDEX....................................................  0.60%          B        $  158.89       62

EQ/EQUITY 500 INDEX...................................................  0.00%          A        $   34.03      613
EQ/EQUITY 500 INDEX...................................................  0.00%          A        $  818.32      280
EQ/EQUITY 500 INDEX...................................................  0.60%          A        $  716.43      419
EQ/EQUITY 500 INDEX...................................................  0.80%          A        $  480.97        8
EQ/EQUITY 500 INDEX...................................................  0.90%          A        $  666.65       73
EQ/EQUITY 500 INDEX...................................................  0.00%          B        $  247.66      668
EQ/EQUITY 500 INDEX...................................................  0.60%          B        $  228.79      469

EQ/GLOBAL BOND PLUS...................................................  0.00%          A        $   12.64       42
EQ/GLOBAL BOND PLUS...................................................  0.00%          A        $  144.55       19
EQ/GLOBAL BOND PLUS...................................................  0.60%          A        $  126.93       29
EQ/GLOBAL BOND PLUS...................................................  0.80%          A        $  124.23       --
EQ/GLOBAL BOND PLUS...................................................  0.90%          A        $  122.90        9
EQ/GLOBAL BOND PLUS...................................................  0.00%          B        $  137.76       49
EQ/GLOBAL BOND PLUS...................................................  0.60%          B        $  125.44       19

EQ/INTERMEDIATE GOVERNMENT BOND.......................................  0.00%          A        $   11.30       80
EQ/INTERMEDIATE GOVERNMENT BOND.......................................  0.00%          A        $  235.74      208
EQ/INTERMEDIATE GOVERNMENT BOND.......................................  0.60%          A        $  251.17       67
EQ/INTERMEDIATE GOVERNMENT BOND.......................................  0.80%          A        $  176.97        1
EQ/INTERMEDIATE GOVERNMENT BOND.......................................  0.90%          A        $  199.94       14
EQ/INTERMEDIATE GOVERNMENT BOND.......................................  0.00%          B        $  124.24        4
EQ/INTERMEDIATE GOVERNMENT BOND.......................................  0.00%          B        $  169.28       31
EQ/INTERMEDIATE GOVERNMENT BOND.......................................  0.60%          B        $  151.29       88

EQ/INTERNATIONAL EQUITY INDEX.........................................  0.00%          A        $   20.30      270
EQ/INTERNATIONAL EQUITY INDEX.........................................  0.00%          A        $  235.12      275
EQ/INTERNATIONAL EQUITY INDEX.........................................  0.60%          A        $  205.04      891

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                              UNITS
                                                                       CONTRACT                            OUTSTANDING
                                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                       -------- --------------- ---------- -----------
EQ/INTERNATIONAL EQUITY INDEX.........................................  0.80%          A         $165.97         8
EQ/INTERNATIONAL EQUITY INDEX.........................................  0.90%          A         $191.42        85
EQ/INTERNATIONAL EQUITY INDEX.........................................  0.00%          B         $160.52       174
EQ/INTERNATIONAL EQUITY INDEX.........................................  0.60%          B         $152.28       235
EQ/INTERNATIONAL EQUITY INDEX.........................................  0.90%          B         $140.92        --

EQ/INVESCO COMSTOCK...................................................  0.00%          A         $ 13.45        18
EQ/INVESCO COMSTOCK...................................................  0.00%          A         $193.24        41
EQ/INVESCO COMSTOCK...................................................  0.60%          A         $181.19        29
EQ/INVESCO COMSTOCK...................................................  0.80%          A         $177.33        --
EQ/INVESCO COMSTOCK...................................................  0.90%          A         $175.43         6
EQ/INVESCO COMSTOCK...................................................  0.00%          B         $245.99        52
EQ/INVESCO COMSTOCK...................................................  0.60%          B         $178.98        14

EQ/JPMORGAN VALUE OPPORTUNITIES.......................................  0.00%          A         $ 36.42        33
EQ/JPMORGAN VALUE OPPORTUNITIES.......................................  0.00%          A         $318.05        --
EQ/JPMORGAN VALUE OPPORTUNITIES.......................................  0.00%          A         $414.32         8
EQ/JPMORGAN VALUE OPPORTUNITIES.......................................  0.00%          B         $386.87        40
EQ/JPMORGAN VALUE OPPORTUNITIES.......................................  0.60%          B         $239.76         8
EQ/JPMORGAN VALUE OPPORTUNITIES.......................................  0.60%          B         $341.63        69
EQ/JPMORGAN VALUE OPPORTUNITIES.......................................  0.80%          B         $327.70         1
EQ/JPMORGAN VALUE OPPORTUNITIES.......................................  0.90%          B         $320.95        13

EQ/LARGE CAP GROWTH INDEX.............................................  0.00%          A         $ 42.13        43
EQ/LARGE CAP GROWTH INDEX.............................................  0.00%          A         $376.20         2
EQ/LARGE CAP GROWTH INDEX.............................................  0.00%          A         $452.25        40
EQ/LARGE CAP GROWTH INDEX.............................................  0.60%          A         $299.34         1
EQ/LARGE CAP GROWTH INDEX.............................................  0.00%          B         $225.05       133
EQ/LARGE CAP GROWTH INDEX.............................................  0.60%          B         $201.25       515
EQ/LARGE CAP GROWTH INDEX.............................................  0.80%          B         $193.86         5
EQ/LARGE CAP GROWTH INDEX.............................................  0.90%          B         $190.27        27

EQ/LARGE CAP VALUE INDEX..............................................  0.00%          A         $119.30        40
EQ/LARGE CAP VALUE INDEX..............................................  0.60%          A         $111.86        48
EQ/LARGE CAP VALUE INDEX..............................................  0.80%          A         $109.47        --
EQ/LARGE CAP VALUE INDEX..............................................  0.90%          A         $108.30        34
EQ/LARGE CAP VALUE INDEX..............................................  0.00%          B         $137.42        91
EQ/LARGE CAP VALUE INDEX..............................................  0.60%          B         $110.56        24

EQ/MFS INTERNATIONAL GROWTH...........................................  0.00%          B         $155.69        71
EQ/MFS INTERNATIONAL GROWTH...........................................  0.00%          B         $248.46        89
EQ/MFS INTERNATIONAL GROWTH...........................................  0.60%          B         $145.99       103
EQ/MFS INTERNATIONAL GROWTH...........................................  0.80%          B         $142.88        --
EQ/MFS INTERNATIONAL GROWTH...........................................  0.90%          B         $141.35        20

EQ/MID CAP INDEX......................................................  0.00%          A         $ 39.99        86
EQ/MID CAP INDEX......................................................  0.00%          A         $309.16         9
EQ/MID CAP INDEX......................................................  0.00%          A         $457.47        70
EQ/MID CAP INDEX......................................................  0.60%          A         $311.82         3
EQ/MID CAP INDEX......................................................  0.00%          B         $292.20       159
EQ/MID CAP INDEX......................................................  0.60%          B         $263.27       255
EQ/MID CAP INDEX......................................................  0.80%          B         $254.23         1
EQ/MID CAP INDEX......................................................  0.90%          B         $249.83        17

EQ/MONEY MARKET.......................................................  0.00%          A         $ 10.04        91
EQ/MONEY MARKET.......................................................  0.00%          A         $ 10.08       865

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                              UNITS
                                                                       CONTRACT                            OUTSTANDING
                                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                       -------- --------------- ---------- -----------
EQ/MONEY MARKET.......................................................  0.00%          A         $172.76       163
EQ/MONEY MARKET.......................................................  0.60%          A         $240.98       245
EQ/MONEY MARKET.......................................................  0.80%          A         $135.01         2
EQ/MONEY MARKET.......................................................  0.90%          A         $148.82        23
EQ/MONEY MARKET.......................................................  0.00%          B         $132.02       236
EQ/MONEY MARKET.......................................................  0.60%          B         $123.43       182

EQ/PIMCO ULTRA SHORT BOND.............................................  0.00%          A         $120.08        54
EQ/PIMCO ULTRA SHORT BOND.............................................  0.60%          A         $102.51         5
EQ/PIMCO ULTRA SHORT BOND.............................................  0.60%          A         $112.60        69
EQ/PIMCO ULTRA SHORT BOND.............................................  0.80%          A         $110.20        --
EQ/PIMCO ULTRA SHORT BOND.............................................  0.90%          A         $109.02        10
EQ/PIMCO ULTRA SHORT BOND.............................................  0.00%          B         $123.07       102
EQ/PIMCO ULTRA SHORT BOND.............................................  0.60%          B         $112.00        44

EQ/QUALITY BOND PLUS..................................................  0.00%          A         $ 12.44        60
EQ/QUALITY BOND PLUS..................................................  0.00%          A         $257.00        28
EQ/QUALITY BOND PLUS..................................................  0.60%          A         $209.52        77
EQ/QUALITY BOND PLUS..................................................  0.80%          A         $189.76         1
EQ/QUALITY BOND PLUS..................................................  0.90%          A         $194.72         7
EQ/QUALITY BOND PLUS..................................................  0.00%          B         $173.41        39
EQ/QUALITY BOND PLUS..................................................  0.60%          B         $154.75        83

EQ/SMALL COMPANY INDEX................................................  0.00%          A         $ 34.81        94
EQ/SMALL COMPANY INDEX................................................  0.00%          A         $206.69         2
EQ/SMALL COMPANY INDEX................................................  0.00%          A         $516.30        54
EQ/SMALL COMPANY INDEX................................................  0.60%          A         $324.09         5
EQ/SMALL COMPANY INDEX................................................  0.60%          A         $418.05        50
EQ/SMALL COMPANY INDEX................................................  0.80%          A         $403.57        --
EQ/SMALL COMPANY INDEX................................................  0.90%          A         $397.65         6
EQ/SMALL COMPANY INDEX................................................  0.00%          B         $374.84        93
EQ/SMALL COMPANY INDEX................................................  0.60%          B         $363.85        --
EQ/SMALL COMPANY INDEX................................................  0.60%          B         $368.57        27
EQ/SMALL COMPANY INDEX................................................  0.90%          B         $347.55        --

EQ/T. ROWE PRICE GROWTH STOCK.........................................  0.00%          A         $ 44.13       228
EQ/T. ROWE PRICE GROWTH STOCK.........................................  0.00%          A         $254.07        --
EQ/T. ROWE PRICE GROWTH STOCK.........................................  0.00%          A         $254.60        --
EQ/T. ROWE PRICE GROWTH STOCK.........................................  0.60%          A         $238.50         1
EQ/T. ROWE PRICE GROWTH STOCK.........................................  0.00%          B         $250.88        32
EQ/T. ROWE PRICE GROWTH STOCK.........................................  0.00%          B         $298.21       132
EQ/T. ROWE PRICE GROWTH STOCK.........................................  0.60%          B         $235.50       215
EQ/T. ROWE PRICE GROWTH STOCK.........................................  0.80%          B         $230.57         1
EQ/T. ROWE PRICE GROWTH STOCK.........................................  0.90%          B         $228.14        14

EQ/UBS GROWTH & INCOME................................................  0.00%          B         $193.03         1
EQ/UBS GROWTH & INCOME................................................  0.00%          B         $277.48        25
EQ/UBS GROWTH & INCOME................................................  0.60%          B         $181.00        47
EQ/UBS GROWTH & INCOME................................................  0.80%          B         $177.14        --
EQ/UBS GROWTH & INCOME................................................  0.90%          B         $175.24         3

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.......................  0.00%   SERVICE CLASS 2  $ 26.28        10
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.......................  0.00%   SERVICE CLASS 2  $271.75         5

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...............................  0.00%   SERVICE CLASS 2  $ 35.05       153
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...............................  0.00%   SERVICE CLASS 2  $231.82       105

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                              UNITS
                                                                       CONTRACT                            OUTSTANDING
                                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                       -------- --------------- ---------- -----------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...............................  0.00%   SERVICE CLASS 2  $439.67        22
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...............................  0.60%   SERVICE CLASS 2  $221.34       288
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...............................  0.80%   SERVICE CLASS 2  $217.94        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...............................  0.90%   SERVICE CLASS 2  $216.26         5

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO...............................  0.00%   SERVICE CLASS 2  $ 30.89        46
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO...............................  0.00%   SERVICE CLASS 2  $328.36         1

FIDELITY(R) VIP GOVERNMENT MONEY MARKET PORTFOLIO.....................  0.00%   SERVICE CLASS 2  $ 10.07        95
FIDELITY(R) VIP GOVERNMENT MONEY MARKET PORTFOLIO.....................  0.00%   SERVICE CLASS 2  $100.74         1

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.............................  0.00%   SERVICE CLASS 2  $ 33.55        50
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.............................  0.00%   SERVICE CLASS 2  $242.37        21
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.............................  0.00%   SERVICE CLASS 2  $329.27         1
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.............................  0.60%   SERVICE CLASS 2  $231.41        12
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.............................  0.90%   SERVICE CLASS 2  $226.10         1

FIDELITY(R) VIP HIGH INCOME PORTFOLIO.................................  0.00%   SERVICE CLASS 2  $ 25.28        69
FIDELITY(R) VIP HIGH INCOME PORTFOLIO.................................  0.00%   SERVICE CLASS 2  $263.02         9

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO.......................  0.00%   SERVICE CLASS 2  $ 16.20       546
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO.......................  0.00%   SERVICE CLASS 2  $177.96        42

FIDELITY(R) VIP MID CAP PORTFOLIO.....................................  0.00%   SERVICE CLASS 2  $ 36.51       125
FIDELITY(R) VIP MID CAP PORTFOLIO.....................................  0.00%   SERVICE CLASS 2  $221.31        63
FIDELITY(R) VIP MID CAP PORTFOLIO.....................................  0.00%   SERVICE CLASS 2  $581.78         7
FIDELITY(R) VIP MID CAP PORTFOLIO.....................................  0.60%   SERVICE CLASS 2  $211.30        40
FIDELITY(R) VIP MID CAP PORTFOLIO.....................................  0.80%   SERVICE CLASS 2  $208.05        --
FIDELITY(R) VIP MID CAP PORTFOLIO.....................................  0.90%   SERVICE CLASS 2  $206.45         3

FIDELITY(R) VIP VALUE PORTFOLIO.......................................  0.00%   SERVICE CLASS 2  $ 37.92        14
FIDELITY(R) VIP VALUE PORTFOLIO.......................................  0.00%   SERVICE CLASS 2  $343.12         1

FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO............................  0.00%   SERVICE CLASS 2  $ 41.90         5
FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO............................  0.00%   SERVICE CLASS 2  $429.63         1

FRANKLIN MUTUAL SHARES VIP FUND.......................................  0.00%       CLASS 2      $ 19.12        48
FRANKLIN MUTUAL SHARES VIP FUND.......................................  0.00%       CLASS 2      $191.25        35
FRANKLIN MUTUAL SHARES VIP FUND.......................................  0.60%       CLASS 2      $182.60        17
FRANKLIN MUTUAL SHARES VIP FUND.......................................  0.80%       CLASS 2      $179.80        --
FRANKLIN MUTUAL SHARES VIP FUND.......................................  0.90%       CLASS 2      $178.41         1

FRANKLIN RISING DIVIDENDS VIP FUND....................................  0.00%       CLASS 2      $244.66       134
FRANKLIN RISING DIVIDENDS VIP FUND....................................  0.60%       CLASS 2      $233.61       104
FRANKLIN RISING DIVIDENDS VIP FUND....................................  0.80%       CLASS 2      $230.02        --
FRANKLIN RISING DIVIDENDS VIP FUND....................................  0.90%       CLASS 2      $228.24         6

FRANKLIN SMALL CAP VALUE VIP FUND.....................................  0.00%       CLASS 2      $ 22.25       159
FRANKLIN SMALL CAP VALUE VIP FUND.....................................  0.00%       CLASS 2      $222.45        19
FRANKLIN SMALL CAP VALUE VIP FUND.....................................  0.60%       CLASS 2      $212.40        19
FRANKLIN SMALL CAP VALUE VIP FUND.....................................  0.80%       CLASS 2      $209.13        --
FRANKLIN SMALL CAP VALUE VIP FUND.....................................  0.90%       CLASS 2      $207.52         2

FRANKLIN STRATEGIC INCOME VIP FUND....................................  0.00%       CLASS 2      $138.97       166
FRANKLIN STRATEGIC INCOME VIP FUND....................................  0.60%       CLASS 2      $132.68        75
FRANKLIN STRATEGIC INCOME VIP FUND....................................  0.80%       CLASS 2      $130.64        --
FRANKLIN STRATEGIC INCOME VIP FUND....................................  0.90%       CLASS 2      $129.64        12

GOLDMAN SACHS VIT MID CAP VALUE FUND..................................  0.00%   SERVICE SHARES   $204.29        34
GOLDMAN SACHS VIT MID CAP VALUE FUND..................................  0.60%   SERVICE SHARES   $195.05        13

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                              UNITS
                                                                       CONTRACT                            OUTSTANDING
                                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                       -------- --------------- ---------- -----------
GOLDMAN SACHS VIT MID CAP VALUE FUND..................................  0.80%   SERVICE SHARES   $192.05        --
GOLDMAN SACHS VIT MID CAP VALUE FUND..................................  0.90%   SERVICE SHARES   $190.57        17

INVESCO V.I. DIVERSIFIED DIVIDEND FUND................................  0.00%     SERIES II      $ 20.31       559
INVESCO V.I. DIVERSIFIED DIVIDEND FUND................................  0.00%     SERIES II      $203.12        15
INVESCO V.I. GLOBAL REAL ESTATE FUND..................................  0.00%     SERIES II      $ 17.57       196
INVESCO V.I. GLOBAL REAL ESTATE FUND..................................  0.00%     SERIES II      $175.68       139
INVESCO V.I. GLOBAL REAL ESTATE FUND..................................  0.60%     SERIES II      $167.74        52
INVESCO V.I. GLOBAL REAL ESTATE FUND..................................  0.80%     SERIES II      $165.16        --
INVESCO V.I. GLOBAL REAL ESTATE FUND..................................  0.90%     SERIES II      $163.89         8

INVESCO V.I. INTERNATIONAL GROWTH FUND................................  0.00%     SERIES II      $ 16.69       322
INVESCO V.I. INTERNATIONAL GROWTH FUND................................  0.00%     SERIES II      $166.91       134
INVESCO V.I. INTERNATIONAL GROWTH FUND................................  0.60%     SERIES II      $159.36        63
INVESCO V.I. INTERNATIONAL GROWTH FUND................................  0.80%     SERIES II      $156.91        --
INVESCO V.I. INTERNATIONAL GROWTH FUND................................  0.90%     SERIES II      $155.70         6

INVESCO V.I. MID CAP CORE EQUITY FUND.................................  0.00%     SERIES II      $ 18.07        17
INVESCO V.I. MID CAP CORE EQUITY FUND.................................  0.00%     SERIES II      $180.71        11
INVESCO V.I. MID CAP CORE EQUITY FUND.................................  0.60%     SERIES II      $172.54         9
INVESCO V.I. MID CAP CORE EQUITY FUND.................................  0.80%     SERIES II      $169.89        --
INVESCO V.I. MID CAP CORE EQUITY FUND.................................  0.90%     SERIES II      $168.58        --

INVESCO V.I. SMALL CAP EQUITY FUND....................................  0.00%     SERIES II      $ 20.67        11
INVESCO V.I. SMALL CAP EQUITY FUND....................................  0.00%     SERIES II      $206.72        19
INVESCO V.I. SMALL CAP EQUITY FUND....................................  0.60%     SERIES II      $197.38         9
INVESCO V.I. SMALL CAP EQUITY FUND....................................  0.80%     SERIES II      $194.34        --
INVESCO V.I. SMALL CAP EQUITY FUND....................................  0.90%     SERIES II      $192.84        --

IVY VIP DIVIDEND OPPORTUNITIES........................................  0.00%      CLASS II      $ 19.89        28
IVY VIP DIVIDEND OPPORTUNITIES........................................  0.00%      CLASS II      $198.93         2

IVY VIP ENERGY........................................................  0.00%      CLASS II      $ 11.03       106
IVY VIP ENERGY........................................................  0.00%      CLASS II      $110.34        79
IVY VIP ENERGY........................................................  0.60%      CLASS II      $105.34        46
IVY VIP ENERGY........................................................  0.80%      CLASS II      $103.72        --
IVY VIP ENERGY........................................................  0.90%      CLASS II      $102.92         1

IVY VIP HIGH INCOME...................................................  0.00%      CLASS II      $ 12.23       318
IVY VIP HIGH INCOME...................................................  0.00%      CLASS II      $122.25       166
IVY VIP HIGH INCOME...................................................  0.60%      CLASS II      $118.88        69
IVY VIP HIGH INCOME...................................................  0.80%      CLASS II      $117.78        --
IVY VIP HIGH INCOME...................................................  0.90%      CLASS II      $117.23         3

IVY VIP MID CAP GROWTH................................................  0.00%      CLASS II      $ 23.25       138
IVY VIP MID CAP GROWTH................................................  0.00%      CLASS II      $232.50        78
IVY VIP MID CAP GROWTH................................................  0.60%      CLASS II      $221.99        45
IVY VIP MID CAP GROWTH................................................  0.80%      CLASS II      $218.58        --
IVY VIP MID CAP GROWTH................................................  0.90%      CLASS II      $216.89         3

IVY VIP SCIENCE AND TECHNOLOGY........................................  0.00%      CLASS II      $ 26.72        70
IVY VIP SCIENCE AND TECHNOLOGY........................................  0.00%      CLASS II      $178.23        93
IVY VIP SCIENCE AND TECHNOLOGY........................................  0.00%      CLASS II      $267.25         9
IVY VIP SCIENCE AND TECHNOLOGY........................................  0.60%      CLASS II      $173.32        51
IVY VIP SCIENCE AND TECHNOLOGY........................................  0.80%      CLASS II      $171.71        --
IVY VIP SCIENCE AND TECHNOLOGY........................................  0.90%      CLASS II      $170.91         6

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                              UNITS
                                                                       CONTRACT                            OUTSTANDING
                                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                       -------- --------------- ---------- -----------

IVY VIP SMALL CAP GROWTH..............................................  0.00%      CLASS II     $   20.07       21
IVY VIP SMALL CAP GROWTH..............................................  0.00%      CLASS II     $  200.67       36
IVY VIP SMALL CAP GROWTH..............................................  0.60%      CLASS II     $  191.60       22
IVY VIP SMALL CAP GROWTH..............................................  0.80%      CLASS II     $  188.65       --
IVY VIP SMALL CAP GROWTH..............................................  0.90%      CLASS II     $  187.20        2

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO...................  0.00%   SERVICE SHARES  $   13.26      404
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO...................  0.00%   SERVICE SHARES  $  132.60      313
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO...................  0.60%   SERVICE SHARES  $  126.61      148
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO...................  0.80%   SERVICE SHARES  $  124.66       --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO...................  0.90%   SERVICE SHARES  $  123.70       10

MFS(R) INTERNATIONAL VALUE PORTFOLIO..................................  0.00%   SERVICE CLASS   $   21.99      431
MFS(R) INTERNATIONAL VALUE PORTFOLIO..................................  0.00%   SERVICE CLASS   $  219.90      277
MFS(R) INTERNATIONAL VALUE PORTFOLIO..................................  0.60%   SERVICE CLASS   $  209.96      163
MFS(R) INTERNATIONAL VALUE PORTFOLIO..................................  0.80%   SERVICE CLASS   $  206.74       --
MFS(R) INTERNATIONAL VALUE PORTFOLIO..................................  0.90%   SERVICE CLASS   $  205.14       18

MFS(R) INVESTORS TRUST SERIES.........................................  0.00%   SERVICE CLASS   $  231.41       10
MFS(R) INVESTORS TRUST SERIES.........................................  0.60%   SERVICE CLASS   $  220.95        8
MFS(R) INVESTORS TRUST SERIES.........................................  0.80%   SERVICE CLASS   $  217.55       --
MFS(R) INVESTORS TRUST SERIES.........................................  0.90%   SERVICE CLASS   $  215.88       --

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.................  0.00%   SERVICE CLASS   $  241.81       12
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.................  0.60%   SERVICE CLASS   $  230.88        8
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.................  0.80%   SERVICE CLASS   $  227.33       --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.................  0.90%   SERVICE CLASS   $  225.58       --

MFS(R) UTILITIES SERIES...............................................  0.00%   SERVICE CLASS   $   19.71       93
MFS(R) UTILITIES SERIES...............................................  0.00%   SERVICE CLASS   $  197.13        2

MULTIMANAGER AGGRESSIVE EQUITY........................................  0.00%         A         $   37.55       15
MULTIMANAGER AGGRESSIVE EQUITY........................................  0.00%         A         $  212.48       --
MULTIMANAGER AGGRESSIVE EQUITY........................................  0.00%         A         $  390.83      137
MULTIMANAGER AGGRESSIVE EQUITY........................................  0.60%         A         $  292.33        4
MULTIMANAGER AGGRESSIVE EQUITY........................................  0.60%         A         $1,484.72      228
MULTIMANAGER AGGRESSIVE EQUITY........................................  0.80%         A         $  215.77       14
MULTIMANAGER AGGRESSIVE EQUITY........................................  0.90%         A         $  385.02       68
MULTIMANAGER AGGRESSIVE EQUITY........................................  0.00%         B         $  199.05       60
MULTIMANAGER AGGRESSIVE EQUITY........................................  0.60%         B         $  178.69      115

MULTIMANAGER CORE BOND................................................  0.00%         A         $   14.33       74
MULTIMANAGER CORE BOND................................................  0.00%         A         $  169.15       --
MULTIMANAGER CORE BOND................................................  0.00%         A         $  179.01      100
MULTIMANAGER CORE BOND................................................  0.60%         A         $  171.47        6
MULTIMANAGER CORE BOND................................................  0.00%         B         $  184.52      107
MULTIMANAGER CORE BOND................................................  0.60%         B         $  167.59      133
MULTIMANAGER CORE BOND................................................  0.80%         B         $  162.28       --
MULTIMANAGER CORE BOND................................................  0.90%         B         $  159.68       16

MULTIMANAGER MID CAP GROWTH...........................................  0.00%         A         $  485.17       26
MULTIMANAGER MID CAP GROWTH...........................................  0.60%         A         $  269.36        1
MULTIMANAGER MID CAP GROWTH...........................................  0.00%         B         $  428.45       12
MULTIMANAGER MID CAP GROWTH...........................................  0.60%         B         $  251.22       42
MULTIMANAGER MID CAP GROWTH...........................................  0.80%         B         $  380.79       --
MULTIMANAGER MID CAP GROWTH...........................................  0.90%         B         $  239.36        6

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                              UNITS
                                                                       CONTRACT                            OUTSTANDING
                                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                       -------- --------------- ---------- -----------
MULTIMANAGER MID CAP VALUE............................................  0.00%          A         $ 34.37        13
MULTIMANAGER MID CAP VALUE............................................  0.00%          A         $302.36        --
MULTIMANAGER MID CAP VALUE............................................  0.00%          A         $459.32        21
MULTIMANAGER MID CAP VALUE............................................  0.60%          A         $277.00         1
MULTIMANAGER MID CAP VALUE............................................  0.00%          B         $300.80        18
MULTIMANAGER MID CAP VALUE............................................  0.60%          B         $273.20        84
MULTIMANAGER MID CAP VALUE............................................  0.80%          B         $264.53        --
MULTIMANAGER MID CAP VALUE............................................  0.90%          B         $260.30         9

MULTIMANAGER TECHNOLOGY...............................................  0.00%          A         $ 50.60        10
MULTIMANAGER TECHNOLOGY...............................................  0.00%          A         $707.20        29
MULTIMANAGER TECHNOLOGY...............................................  0.60%          A         $359.27         3
MULTIMANAGER TECHNOLOGY...............................................  0.00%          B         $574.94        45
MULTIMANAGER TECHNOLOGY...............................................  0.60%          B         $321.88       235
MULTIMANAGER TECHNOLOGY...............................................  0.80%          B         $511.00         1
MULTIMANAGER TECHNOLOGY...............................................  0.90%          B         $306.69        11

NATURAL RESOURCES PORTFOLIO...........................................  0.00%      CLASS II      $ 15.75        65
NATURAL RESOURCES PORTFOLIO...........................................  0.00%      CLASS II      $ 61.23        53

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.......................  0.00%    ADVISOR CLASS   $ 72.91       110
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.......................  0.60%    ADVISOR CLASS   $ 69.61        29
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.......................  0.80%    ADVISOR CLASS   $ 68.54        --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.......................  0.90%    ADVISOR CLASS   $ 68.01         8

PIMCO REAL RETURN PORTFOLIO...........................................  0.00%    ADVISOR CLASS   $ 12.59        93
PIMCO REAL RETURN PORTFOLIO...........................................  0.00%    ADVISOR CLASS   $125.92       132
PIMCO REAL RETURN PORTFOLIO...........................................  0.60%    ADVISOR CLASS   $120.23        50
PIMCO REAL RETURN PORTFOLIO...........................................  0.80%    ADVISOR CLASS   $118.38        --
PIMCO REAL RETURN PORTFOLIO...........................................  0.90%    ADVISOR CLASS   $117.46         5

PIMCO TOTAL RETURN PORTFOLIO..........................................  0.00%    ADVISOR CLASS   $ 13.06       293
PIMCO TOTAL RETURN PORTFOLIO..........................................  0.00%    ADVISOR CLASS   $130.56       275
PIMCO TOTAL RETURN PORTFOLIO..........................................  0.60%    ADVISOR CLASS   $124.66       170
PIMCO TOTAL RETURN PORTFOLIO..........................................  0.80%    ADVISOR CLASS   $122.74         1
PIMCO TOTAL RETURN PORTFOLIO..........................................  0.90%    ADVISOR CLASS   $121.79        29

T. ROWE PRICE EQUITY INCOME PORTFOLIO - II............................  0.00%      CLASS II      $210.29        40
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II............................  0.60%      CLASS II      $200.78        25
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II............................  0.80%      CLASS II      $197.70        --
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II............................  0.90%      CLASS II      $196.17         3

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II..........................  0.00%      CLASS II      $ 38.89       101
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II..........................  0.00%      CLASS II      $388.91         6

TARGET 2015 ALLOCATION................................................  0.00%          B         $ 20.05        25
TARGET 2015 ALLOCATION................................................  0.00%          B         $157.65         9

TARGET 2025 ALLOCATION................................................  0.00%          B         $ 23.16        77
TARGET 2025 ALLOCATION................................................  0.00%          B         $116.76         4
TARGET 2025 ALLOCATION................................................  0.00%          B         $172.30        18
TARGET 2025 ALLOCATION................................................  0.60%          B         $114.90        20
TARGET 2025 ALLOCATION................................................  0.80%          B         $114.28        --

TARGET 2035 ALLOCATION................................................  0.00%          B         $ 25.20        36
TARGET 2035 ALLOCATION................................................  0.00%          B         $119.39         3
TARGET 2035 ALLOCATION................................................  0.00%          B         $180.49         7
TARGET 2035 ALLOCATION................................................  0.60%          B         $117.49         6
TARGET 2035 ALLOCATION................................................  0.80%          B         $116.86        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2017

                                                                                                                   UNITS
                                                                       CONTRACT                                 OUTSTANDING
                                                                       CHARGES*     SHARE CLASS**    UNIT VALUE (000'S)***
                                                                       -------- -------------------- ---------- -----------
TARGET 2045 ALLOCATION................................................  0.00%            B            $ 27.03        19
TARGET 2045 ALLOCATION................................................  0.00%            B            $121.38         5
TARGET 2045 ALLOCATION................................................  0.00%            B            $185.61         3
TARGET 2045 ALLOCATION................................................  0.60%            B            $119.45         1

TARGET 2055 ALLOCATION................................................  0.00%            B            $ 12.51         3
TARGET 2055 ALLOCATION................................................  0.00%            B            $125.09         4
TARGET 2055 ALLOCATION................................................  0.60%            B            $123.10         1

TEMPLETON DEVELOPING MARKETS VIP FUND.................................  0.00%         CLASS 2         $130.20        87
TEMPLETON DEVELOPING MARKETS VIP FUND.................................  0.60%         CLASS 2         $124.31        48
TEMPLETON DEVELOPING MARKETS VIP FUND.................................  0.80%         CLASS 2         $122.40        --
TEMPLETON DEVELOPING MARKETS VIP FUND.................................  0.90%         CLASS 2         $121.46         2

TEMPLETON GLOBAL BOND VIP FUND........................................  0.00%         CLASS 2         $ 12.46       240
TEMPLETON GLOBAL BOND VIP FUND........................................  0.00%         CLASS 2         $124.64       237
TEMPLETON GLOBAL BOND VIP FUND........................................  0.60%         CLASS 2         $119.01        99
TEMPLETON GLOBAL BOND VIP FUND........................................  0.80%         CLASS 2         $117.18        --
TEMPLETON GLOBAL BOND VIP FUND........................................  0.90%         CLASS 2         $116.28        10

TEMPLETON GROWTH VIP FUND.............................................  0.00%         CLASS 2         $181.56        18
TEMPLETON GROWTH VIP FUND.............................................  0.60%         CLASS 2         $173.35        10
TEMPLETON GROWTH VIP FUND.............................................  0.80%         CLASS 2         $170.68        --
TEMPLETON GROWTH VIP FUND.............................................  0.90%         CLASS 2         $169.37         2

VANECK VIP GLOBAL HARD ASSETS FUND....................................  0.00%      CLASS S SHARES     $ 83.53       101
VANECK VIP GLOBAL HARD ASSETS FUND....................................  0.60%      CLASS S SHARES     $ 79.75        49
VANECK VIP GLOBAL HARD ASSETS FUND....................................  0.80%      CLASS S SHARES     $ 78.53        --
VANECK VIP GLOBAL HARD ASSETS FUND....................................  0.90%      CLASS S SHARES     $ 77.92         1

VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX PORTFOLIO.............  0.60%   INVESTOR SHARE CLASS  $285.63        31

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***Variable Investment Options where Units Outstanding are less than 500 are denoted by a --.

                                    FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                           1290 VT      1290 VT
                                               1290 VT   DOUBLELINE   DOUBLELINE                  1290 VT GAMCO 1290 VT GAMCO
                                             CONVERTIBLE   DYNAMIC   OPPORTUNISTIC 1290 VT EQUITY   MERGERS &   SMALL COMPANY
                                             SECURITIES* ALLOCATION*   BOND*(A)       INCOME*     ACQUISITIONS*    VALUE*
                                             ----------- ----------- ------------- -------------- ------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............  $ 14,649    $ 67,136      $ 3,343      $  354,309     $ 26,483     $ 1,124,293
 Expenses:
   Asset-based charges......................       465       3,713           18          42,234       36,031         375,759
                                              --------    --------      -------      ----------     --------     -----------

NET INVESTMENT INCOME (LOSS)................    14,184      63,423        3,325         312,075       (9,548)        748,534
                                              --------    --------      -------      ----------     --------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments..     3,461      26,574          (43)         28,473       45,172       7,579,760
   Net realized gain distribution from the
    Portfolios..............................    12,260     585,665          184       1,575,307      847,806      13,415,189
                                              --------    --------      -------      ----------     --------     -----------
 Net realized gain (loss)...................    15,721     612,239          141       1,603,780      892,978      20,994,949
                                              --------    --------      -------      ----------     --------     -----------

 Net change in unrealized appreciation
   (depreciation) of investments............   (19,816)    314,599       (2,459)      1,166,705        3,765       5,308,912
                                              --------    --------      -------      ----------     --------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS................................    (4,095)    926,838       (2,318)      2,770,485      896,743      26,303,861
                                              --------    --------      -------      ----------     --------     -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..................  $ 10,089    $990,261      $ 1,007      $3,082,560     $887,195     $27,052,395
                                              ========    ========      =======      ==========     ========     ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 19, 2017.

                                    FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                                                                 AMERICAN FUNDS
                                                                                                   INSURANCE
                                                                                                SERIES(R) GLOBAL AMERICAN FUNDS
                                        1290 VT                                     AMERICAN         SMALL         INSURANCE
                                       SMARTBETA 1290 VT SOCIALLY   ALL ASSET    CENTURY VP MID  CAPITALIZATION  SERIES(R) NEW
                                        EQUITY*    RESPONSIBLE*   GROWTH-ALT 20* CAP VALUE FUND     FUND/SM/     WORLD FUND(R)
                                       --------- ---------------- -------------- -------------- ---------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......  $ 7,249      $ 33,953       $  404,437     $  743,807      $   20,930      $   89,287
 Expenses:
   Asset-based charges................      586        11,324           34,214        139,567           9,807          16,911
                                        -------      --------       ----------     ----------      ----------      ----------

NET INVESTMENT INCOME (LOSS)..........    6,663        22,629          370,223        604,240          11,123          72,376
                                        -------      --------       ----------     ----------      ----------      ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.......................    5,943       100,782          265,836      1,669,072        (177,465)         41,899
   Net realized gain distribution
    from the Portfolios...............   16,594       500,420          569,039      1,044,837              --              --
                                        -------      --------       ----------     ----------      ----------      ----------
 Net realized gain (loss).............   22,537       601,202          834,875      2,713,909        (177,465)         41,899
                                        -------      --------       ----------     ----------      ----------      ----------

 Net change in unrealized
   appreciation (depreciation) of
   investments........................   44,110       (28,706)       2,422,878      2,309,587       1,384,139       2,374,832
                                        -------      --------       ----------     ----------      ----------      ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS................   66,647       572,496        3,257,753      5,023,496       1,206,674       2,416,731
                                        -------      --------       ----------     ----------      ----------      ----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS.....  $73,310      $595,125       $3,627,976     $5,627,736      $1,217,797      $2,489,107
                                        =======      ========       ==========     ==========      ==========      ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                 AXA 400     AXA 500    AXA 2000                                   AXA
                                                 MANAGED     MANAGED     MANAGED   AXA AGGRESSIVE AXA BALANCED CONSERVATIVE
                                               VOLATILITY* VOLATILITY* VOLATILITY*  ALLOCATION*    STRATEGY*   ALLOCATION*
                                               ----------- ----------- ----------- -------------- ------------ ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios..............  $ 39,081   $   98,341   $ 29,550    $ 2,204,554    $  453,939   $  324,481
 Expenses:
   Asset-based charges........................    14,290       20,023      9,199        245,512            --      101,268
                                                --------   ----------   --------    -----------    ----------   ----------

NET INVESTMENT INCOME (LOSS)..................    24,791       78,318     20,351      1,959,042       453,939      223,213
                                                --------   ----------   --------    -----------    ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments....   121,659      203,952     97,424      2,713,793       274,016      (78,118)
   Net realized gain distribution from the
    Portfolios................................   404,212      182,464    230,077      4,950,122       337,871      717,996
                                                --------   ----------   --------    -----------    ----------   ----------
 Net realized gain (loss).....................   525,871      386,416    327,501      7,663,915       611,887      639,878
                                                --------   ----------   --------    -----------    ----------   ----------

 Net change in unrealized appreciation
   (depreciation) of investments..............   136,239    1,023,722    146,767     15,671,433     1,889,026      510,514
                                                --------   ----------   --------    -----------    ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS..................................   662,110    1,410,138    474,268     23,335,348     2,500,913    1,150,392
                                                --------   ----------   --------    -----------    ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS....................  $686,901   $1,488,456   $494,619    $25,294,390    $2,954,852   $1,373,605
                                                ========   ==========   ========    ===========    ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                  AXA                        AXA      AXA GLOBAL                  AXA
                                              CONSERVATIVE     AXA      CONSERVATIVE-   EQUITY               INTERNATIONAL
                                                 GROWTH    CONSERVATIVE     PLUS        MANAGED   AXA GROWTH CORE MANAGED
                                               STRATEGY*    STRATEGY*    ALLOCATION*  VOLATILITY* STRATEGY*   VOLATILITY*
                                              ------------ ------------ ------------- ----------- ---------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.............   $ 88,733     $ 27,652    $  384,505   $ 1,509,217 $  882,830  $   983,025
 Expenses:
   Asset-based charges.......................         --           --        75,419       493,980         --      158,849
                                                --------     --------    ----------   ----------- ----------  -----------

NET INVESTMENT INCOME (LOSS).................     88,733       27,652       309,086     1,015,237    882,830      824,176
                                                --------     --------    ----------   ----------- ----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments...     96,132       30,985       157,312     4,468,932    460,417      786,097
   Net realized gain distribution from the
    Portfolios...............................     70,854       29,301     1,026,180            --    510,784           --
                                                --------     --------    ----------   ----------- ----------  -----------
 Net realized gain (loss)....................    166,986       60,286     1,183,492     4,468,932    971,201      786,097
                                                --------     --------    ----------   ----------- ----------  -----------

 Net change in unrealized appreciation
   (depreciation) of investments.............    270,462       25,697     1,119,606    26,555,167  5,354,237   12,137,220
                                                --------     --------    ----------   ----------- ----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.................................    437,448       85,983     2,303,098    31,024,099  6,325,438   12,923,317
                                                --------     --------    ----------   ----------- ----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...................   $526,181     $113,635    $2,612,184   $32,039,336 $7,208,268  $13,747,493
                                                ========     ========    ==========   =========== ==========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                               AXA           AXA                    AXA LARGE CAP
                                          INTERNATIONAL INTERNATIONAL AXA LARGE CAP    GROWTH     AXA LARGE CAP  AXA MID CAP
                                             MANAGED    VALUE MANAGED CORE MANAGED     MANAGED    VALUE MANAGED VALUE MANAGED
                                           VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*
                                          ------------- ------------- ------------- ------------- ------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........   $ 65,269     $ 1,542,057   $  294,143    $ 1,247,561   $ 6,073,780   $ 2,195,701
 Expenses:
   Asset-based charges...................      2,439         271,759       53,181      1,080,895     1,841,285       865,186
                                            --------     -----------   ----------    -----------   -----------   -----------

NET INVESTMENT INCOME (LOSS).............     62,830       1,270,298      240,962        166,666     4,232,495     1,330,515
                                            --------     -----------   ----------    -----------   -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................      7,608         869,487    1,142,300     12,799,983     7,411,354    10,978,136
   Net realized gain distribution from
    the Portfolios.......................     28,457              --    1,923,077     20,643,080            --    13,279,247
                                            --------     -----------   ----------    -----------   -----------   -----------
 Net realized gain (loss)................     36,065         869,487    3,065,377     33,443,063     7,411,354    24,257,383
                                            --------     -----------   ----------    -----------   -----------   -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........    503,911      14,475,642    2,433,165     30,503,643    38,606,026    (1,880,050)
                                            --------     -----------   ----------    -----------   -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................    539,976      15,345,129    5,498,542     63,946,706    46,017,380    22,377,333
                                            --------     -----------   ----------    -----------   -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............   $602,806     $16,615,427   $5,739,504    $64,113,372   $50,249,875   $23,707,848
                                            ========     ===========   ==========    ===========   ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                       AXA MODERATE AXA MODERATE-              AXA/CLEARBRIDGE
                                          AXA MODERATE    GROWTH        PLUS      AXA/AB SMALL    LARGE CAP     AXA/JANUS
                                          ALLOCATION*   STRATEGY*    ALLOCATION*  CAP GROWTH*      GROWTH*     ENTERPRISE*
                                          ------------ ------------ ------------- ------------ --------------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $10,888,386  $ 1,470,661   $ 6,070,496  $   538,826    $    56,825   $        --
 Expenses:
   Asset-based charges...................   4,468,208           --       744,206      933,520        199,413       103,805
                                          -----------  -----------   -----------  -----------    -----------   -----------

NET INVESTMENT INCOME (LOSS).............   6,420,178    1,470,661     5,326,290     (394,694)      (142,588)     (103,805)
                                          -----------  -----------   -----------  -----------    -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................   3,951,345    1,840,511     5,331,939    5,067,670       (317,133)      439,705
   Net realized gain distribution from
    the Portfolios.......................  29,598,549    1,234,054    19,152,820   17,531,392      9,445,893     4,545,028
                                          -----------  -----------   -----------  -----------    -----------   -----------
 Net realized gain (loss)................  33,549,894    3,074,565    24,484,759   22,599,062      9,128,760     4,984,733
                                          -----------  -----------   -----------  -----------    -----------   -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........  48,787,704    7,055,940    30,250,450   18,348,882      7,953,886     5,224,000
                                          -----------  -----------   -----------  -----------    -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  82,337,598   10,130,505    54,735,209   40,947,944     17,082,646    10,208,733
                                          -----------  -----------   -----------  -----------    -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $88,757,776  $11,601,166   $60,061,499  $40,553,250    $16,940,058   $10,104,928
                                          ===========  ===========   ===========  ===========    ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                            BLACKROCK
                                             AXA/LOOMIS      GLOBAL      CHARTER/SM/  CHARTER/SM/ CHARTER/SM/  CLEARBRIDGE
                                               SAYLES    ALLOCATION V.I. MULTI-SECTOR SMALL CAP   SMALL CAP   VARIABLE MID
                                              GROWTH*         FUND          BOND*      GROWTH*      VALUE*    CAP PORTFOLIO
                                             ----------  --------------- ------------ ----------  ----------  -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............ $   62,002     $ 54,567     $ 1,183,840  $  316,463  $  435,634     $   428
 Expenses:
   Asset-based charges......................     90,724           --         327,709      17,584      73,352          --
                                             ----------     --------     -----------  ----------  ----------     -------

NET INVESTMENT INCOME (LOSS)................    (28,722)      54,567         856,131     298,879     362,282         428
                                             ----------     --------     -----------  ----------  ----------     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments..    397,957       21,599      (1,408,166)    504,099   1,520,462       1,010
   Net realized gain distribution from the
    Portfolios..............................    975,741       51,123              --     277,470          --      12,475
                                             ----------     --------     -----------  ----------  ----------     -------
 Net realized gain (loss)...................  1,373,698       72,722      (1,408,166)    781,569   1,520,462      13,485
                                             ----------     --------     -----------  ----------  ----------     -------

 Net change in unrealized appreciation
   (depreciation) of investments............  8,459,226      397,048       1,923,410   1,438,055   1,285,931      (2,667)
                                             ----------     --------     -----------  ----------  ----------     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS................................  9,832,924      469,770         515,244   2,219,624   2,806,393      10,818
                                             ----------     --------     -----------  ----------  ----------     -------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.................. $9,804,202     $524,337     $ 1,371,375  $2,518,503  $3,168,675     $11,246
                                             ==========     ========     ===========  ==========  ==========     =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                              EQ/BLACKROCK EQ/CAPITAL
                                              BASIC VALUE   GUARDIAN    EQ/COMMON   EQ/CORE BOND EQ/EQUITY 500 EQ/GLOBAL
                                                EQUITY*    RESEARCH*   STOCK INDEX*    INDEX*       INDEX*     BOND PLUS*
                                              ------------ ----------- ------------ ------------ ------------- ----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............. $ 2,885,230  $   925,983 $ 21,129,489  $ 827,716   $ 11,873,254  $    7,212
 Expenses:
   Asset-based charges.......................     692,983      567,721    8,487,490    174,885      2,804,026      45,410
                                              -----------  ----------- ------------  ---------   ------------  ----------

NET INVESTMENT INCOME (LOSS).................   2,192,247      358,262   12,641,999    652,831      9,069,228     (38,198)
                                              -----------  ----------- ------------  ---------   ------------  ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments...   9,091,685    6,093,761   64,211,978   (105,358)    42,386,381    (373,414)
   Net realized gain distribution from the
    Portfolios...............................          --    6,631,491           --         --      7,300,713          --
                                              -----------  ----------- ------------  ---------   ------------  ----------
 Net realized gain (loss)....................   9,091,685   12,725,252   64,211,978   (105,358)    49,687,094    (373,414)
                                              -----------  ----------- ------------  ---------   ------------  ----------

 Net change in unrealized appreciation
   (depreciation) of investments.............   4,122,849   12,658,249  218,283,989    185,629     94,757,414   1,147,392
                                              -----------  ----------- ------------  ---------   ------------  ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.................................  13,214,534   25,383,501  282,495,967     80,271    144,444,508     773,978
                                              -----------  ----------- ------------  ---------   ------------  ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS................... $15,406,781  $25,741,763 $295,137,966  $ 733,102   $153,513,736  $  735,780
                                              ===========  =========== ============  =========   ============  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                        EQ/INTERMEDIATE                              EQ/JPMORGAN
                                          GOVERNMENT    EQ/INTERNATIONAL EQ/INVESCO     VALUE      EQ/LARGE CAP  EQ/LARGE CAP
                                             BOND*       EQUITY INDEX*   COMSTOCK*  OPPORTUNITIES* GROWTH INDEX* VALUE INDEX*
                                        --------------- ---------------- ---------- -------------- ------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.......    $ 762,376      $ 8,308,093    $  215,216   $  372,299    $ 1,126,712   $  505,881
 Expenses:
   Asset-based charges.................      223,234        1,404,977        51,812      162,776        623,287       72,857
                                           ---------      -----------    ----------   ----------    -----------   ----------

NET INVESTMENT INCOME (LOSS)...........      539,142        6,903,116       163,404      209,523        503,425      433,024
                                           ---------      -----------    ----------   ----------    -----------   ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments........................      228,394       (5,487,166)      698,834    2,749,220      5,573,154      760,022
   Net realized gain distribution
    from the Portfolios................       50,588               --            --    4,567,669      6,247,310      913,199
                                           ---------      -----------    ----------   ----------    -----------   ----------
 Net realized gain (loss)..............      278,982       (5,487,166)      698,834    7,316,889     11,820,464    1,673,221
                                           ---------      -----------    ----------   ----------    -----------   ----------

 Net change in unrealized
   appreciation (depreciation) of
   investments.........................     (714,718)      62,115,735     3,616,119     (459,157)    24,348,871    1,055,188
                                           ---------      -----------    ----------   ----------    -----------   ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS.................     (435,736)      56,628,569     4,314,953    6,857,732     36,169,335    2,728,409
                                           ---------      -----------    ----------   ----------    -----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.............    $ 103,406      $63,531,685    $4,478,357   $7,067,255    $36,672,760   $3,161,433
                                           =========      ===========    ==========   ==========    ===========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                 EQ/MFS
                                              INTERNATIONAL  EQ/MID CAP  EQ/MONEY EQ/PIMCO ULTRA EQ/QUALITY    EQ/SMALL
                                                 GROWTH*       INDEX*    MARKET*   SHORT BOND*   BOND PLUS* COMPANY INDEX*
                                              ------------- -----------  -------- -------------- ---------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.............  $   376,950  $ 1,367,420  $619,077    $424,466    $ 554,527   $ 1,005,915
 Expenses:
   Asset-based charges.......................      103,707      424,982   617,183      86,075      199,306       205,995
                                               -----------  -----------  --------    --------    ---------   -----------

NET INVESTMENT INCOME (LOSS).................      273,243      942,438     1,894     338,391      355,221       799,920
                                               -----------  -----------  --------    --------    ---------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments...    1,299,190    7,654,101     1,093      (4,530)    (558,474)    2,300,530
   Net realized gain distribution from the
    Portfolios...............................    1,703,344   13,150,284     3,021          --           --     7,332,338
                                               -----------  -----------  --------    --------    ---------   -----------
 Net realized gain (loss)....................    3,002,534   20,804,385     4,114      (4,530)    (558,474)    9,632,868
                                               -----------  -----------  --------    --------    ---------   -----------

 Net change in unrealized appreciation
   (depreciation) of investments.............    8,871,531     (921,700)      632     180,974      701,106     1,718,087
                                               -----------  -----------  --------    --------    ---------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.................................   11,874,065   19,882,685     4,746     176,444      142,632    11,350,955
                                               -----------  -----------  --------    --------    ---------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...................  $12,147,308  $20,825,123  $  6,640    $514,835    $ 497,853   $12,150,875
                                               ===========  ===========  ========    ========    =========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                                FIDELITY(R) VIP                                 FIDELITY(R) VIP
                                      EQ/T. ROWE                ASSET MANAGER:  FIDELITY(R) VIP FIDELITY(R) VIP   GOVERNMENT
                                     PRICE GROWTH EQ/UBS GROWTH     GROWTH       CONTRAFUND(R)   EQUITY-INCOME   MONEY MARKET
                                        STOCK*      & INCOME*      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                     ------------ ------------- --------------- --------------- --------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.... $        --   $   42,467      $ 15,860       $   759,920      $ 26,477         $6,057
 Expenses:
   Asset-based charges..............     287,380       49,727            --           368,250            --             --
                                     -----------   ----------      --------       -----------      --------         ------

NET INVESTMENT INCOME (LOSS)........    (287,380)      (7,260)       15,860           391,670        26,477          6,057
                                     -----------   ----------      --------       -----------      --------         ------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................   5,616,951      308,550        19,058           834,290        (3,246)            --
   Net realized gain distribution
    from the Portfolios.............   8,907,698      960,210       191,876         5,202,424        37,033             --
                                     -----------   ----------      --------       -----------      --------         ------
 Net realized gain (loss)...........  14,524,649    1,268,760       210,934         6,036,714        33,787             --
                                     -----------   ----------      --------       -----------      --------         ------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................  12,054,306    1,320,196        26,312        11,806,589       149,822             --
                                     -----------   ----------      --------       -----------      --------         ------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............  26,578,955    2,588,956       237,246        17,843,303       183,609             --
                                     -----------   ----------      --------       -----------      --------         ------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS... $26,291,575   $2,581,696      $253,106       $18,234,973      $210,086         $6,057
                                     ===========   ==========      ========       ===========      ========         ======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                             FIDELITY(R) VIP                 FIDELITY(R) VIP                                     FIDELITY(R) VIP
                                GROWTH &     FIDELITY(R) VIP   INVESTMENT                        FIDELITY(R) VIP      VALUE
                                 INCOME        HIGH INCOME     GRADE BOND    FIDELITY(R) VIP MID      VALUE        STRATEGIES
                                PORTFOLIO       PORTFOLIO       PORTFOLIO       CAP PORTFOLIO       PORTFOLIO       PORTFOLIO
                             --------------- --------------- --------------- ------------------- --------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios..............   $  104,111       $193,518        $370,838         $  138,534         $  8,342        $  5,354
 Expenses:
   Asset-based charges......       22,315             --              --             48,495               --              --
                               ----------       --------        --------         ----------         --------        --------

NET INVESTMENT INCOME
 (LOSS).....................       81,796        193,518         370,838             90,039            8,342           5,354
                               ----------       --------        --------         ----------         --------        --------

NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain
    (loss) on investments...      224,308        (41,290)        111,233            154,360           23,799          (1,367)
   Net realized gain
    distribution from the
    Portfolios..............      234,707             --         102,520          1,176,604           21,142          87,148
                               ----------       --------        --------         ----------         --------        --------
 Net realized gain (loss)...      459,015        (41,290)        213,753          1,330,964           44,941          85,781
                               ----------       --------        --------         ----------         --------        --------

 Net change in unrealized
   appreciation
   (depreciation) of
   investments..............      950,418         96,590         209,639          3,659,520           59,005         (21,373)
                               ----------       --------        --------         ----------         --------        --------

NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS................    1,409,433         55,300         423,392          4,990,484          103,946          64,408
                               ----------       --------        --------         ----------         --------        --------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS.................   $1,491,229       $248,818        $794,230         $5,080,523         $112,288        $ 69,762
                               ==========       ========        ========         ==========         ========        ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                        FRANKLIN    FRANKLIN RISING FRANKLIN SMALL    FRANKLIN     GOLDMAN SACHS INVESCO V.I.
                                      MUTUAL SHARES  DIVIDENDS VIP  CAP VALUE VIP     STRATEGIC     VIT MID CAP   DIVERSIFIED
                                        VIP FUND         FUND            FUND      INCOME VIP FUND  VALUE FUND   DIVIDEND FUND
                                      ------------- --------------- -------------- --------------- ------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.....   $246,135      $   830,116     $   58,113     $  950,535     $   60,569    $  209,275
 Expenses:
   Asset-based charges...............     20,479          156,010         27,483         74,604         26,477            --
                                        --------      -----------     ----------     ----------     ----------    ----------

NET INVESTMENT INCOME (LOSS).........    225,656          674,106         30,630        875,931         34,092       209,275
                                        --------      -----------     ----------     ----------     ----------    ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments......................    187,875          599,928       (119,565)      (588,707)      (237,903)      411,548
   Net realized gain distribution
    from the Portfolios..............    446,360        1,977,252        794,802             --        685,996       481,551
                                        --------      -----------     ----------     ----------     ----------    ----------
 Net realized gain (loss)............    634,235        2,577,180        675,237       (588,707)       448,093       893,099
                                        --------      -----------     ----------     ----------     ----------    ----------

 Net change in unrealized
   appreciation (depreciation) of
   investments.......................     (6,575)       6,998,674        424,449      1,076,759        733,455        15,062
                                        --------      -----------     ----------     ----------     ----------    ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS...............    627,660        9,575,854      1,099,686        488,052      1,181,548       908,161
                                        --------      -----------     ----------     ----------     ----------    ----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS....   $853,316      $10,249,960     $1,130,316     $1,363,983     $1,215,640    $1,117,436
                                        ========      ===========     ==========     ==========     ==========    ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                       INVESCO V.I. INVESCO V.I.  INVESCO V.I. MID INVESCO V.I.
                                       GLOBAL REAL  INTERNATIONAL     CAP CORE      SMALL CAP   IVY VIP DIVIDEND
                                       ESTATE FUND   GROWTH FUND    EQUITY FUND    EQUITY FUND   OPPORTUNITIES   IVY VIP ENERGY
                                       ------------ ------------- ---------------- ------------ ---------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......  $1,111,703   $  443,302       $ 11,003       $     --       $ 10,139      $   112,760
 Expenses:
   Asset-based charges................      74,991       62,745          8,838         10,054             --           46,207
                                        ----------   ----------       --------       --------       --------      -----------

NET INVESTMENT INCOME (LOSS)..........   1,036,712      380,557          2,165        (10,054)        10,139           66,553
                                        ----------   ----------       --------       --------       --------      -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.......................     254,401      887,652        (36,299)       (70,319)        10,771       (1,327,966)
   Net realized gain distribution
    from the Portfolios...............     605,723           --         72,436        241,210         26,181               --
                                        ----------   ----------       --------       --------       --------      -----------
 Net realized gain (loss).............     860,124      887,652         36,137        170,891         36,952       (1,327,966)
                                        ----------   ----------       --------       --------       --------      -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments........................   2,415,867    5,539,640        430,480        482,329         85,655       (1,852,941)
                                        ----------   ----------       --------       --------       --------      -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS................   3,275,991    6,427,292        466,617        653,220        122,607       (3,180,907)
                                        ----------   ----------       --------       --------       --------      -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS.....  $4,312,703   $6,807,849       $468,782       $643,166       $132,746      $(3,114,354)
                                        ==========   ==========       ========       ========       ========      ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                                                                     LAZARD
                                                                                                   RETIREMENT      MFS(R)
                                                                   IVY VIP SCIENCE                  EMERGING    INTERNATIONAL
                                      IVY VIP HIGH IVY VIP MID CAP       AND       IVY VIP SMALL MARKETS EQUITY     VALUE
                                         INCOME        GROWTH        TECHNOLOGY     CAP GROWTH     PORTFOLIO      PORTFOLIO
                                      ------------ --------------- --------------- ------------- -------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.....  $1,699,652    $       --      $       --     $       --    $ 1,091,736    $ 1,238,122
 Expenses:
   Asset-based charges...............      60,608        65,118          55,927         23,455        113,984        199,786
                                       ----------    ----------      ----------     ----------    -----------    -----------

NET INVESTMENT INCOME (LOSS).........   1,639,044       (65,118)        (55,927)       (23,455)       977,752      1,038,336
                                       ----------    ----------      ----------     ----------    -----------    -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments......................    (243,257)      418,209         574,569       (126,914)     1,859,951      2,867,199
   Net realized gain distribution
    from the Portfolios..............          --       843,406       2,405,827        234,118             --         90,270
                                       ----------    ----------      ----------     ----------    -----------    -----------
 Net realized gain (loss)............    (243,257)    1,261,615       2,980,396        107,204      1,859,951      2,957,469
                                       ----------    ----------      ----------     ----------    -----------    -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments.......................     520,815     5,684,352       4,359,672      2,025,126     10,959,347     17,111,049
                                       ----------    ----------      ----------     ----------    -----------    -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS...............     277,558     6,945,967       7,340,068      2,132,330     12,819,298     20,068,518
                                       ----------    ----------      ----------     ----------    -----------    -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS....  $1,916,602    $6,880,849      $7,284,141     $2,108,875    $13,797,050    $21,106,854
                                       ==========    ==========      ==========     ==========    ===========    ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                          MFS(R)
                                                       MASSACHUSETTS
                                                         INVESTORS                    MULTIMANAGER               MULTIMANAGER
                                      MFS(R) INVESTORS GROWTH STOCK  MFS(R) UTILITIES  AGGRESSIVE   MULTIMANAGER   MID CAP
                                        TRUST SERIES     PORTFOLIO        SERIES        EQUITY*      CORE BOND*    GROWTH*
                                      ---------------- ------------- ---------------- ------------  ------------ ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.....     $ 18,789      $   17,092       $ 93,254     $    658,665  $ 1,364,164   $       --
 Expenses:
   Asset-based charges...............        9,072          10,736             --        2,254,528      167,580       75,591
                                          --------      ----------       --------     ------------  -----------   ----------

NET INVESTMENT INCOME (LOSS).........        9,717           6,356         93,254       (1,595,863)   1,196,584      (75,591)
                                          --------      ----------       --------     ------------  -----------   ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments......................       26,937           3,113        (94,410)      19,467,828   (1,016,350)    (320,175)
   Net realized gain distribution
    from the Portfolios..............      134,637         213,559             --               --           --    2,212,944
                                          --------      ----------       --------     ------------  -----------   ----------
 Net realized gain (loss)............      161,574         216,672        (94,410)      19,467,828   (1,016,350)   1,892,769
                                          --------      ----------       --------     ------------  -----------   ----------

 Net change in unrealized
   appreciation (depreciation) of
   investments.......................      484,584         790,808        314,357       90,566,246    1,627,190    4,700,332
                                          --------      ----------       --------     ------------  -----------   ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS...............      646,158       1,007,480        219,947      110,034,074      610,840    6,593,101
                                          --------      ----------       --------     ------------  -----------   ----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS....     $655,875      $1,013,836       $313,201     $108,438,211  $ 1,807,424   $6,517,510
                                          ========      ==========       ========     ============  ===========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                                                   PIMCO
                                                                               COMMODITYREAL
                                                                     NATURAL     RETURN(R)   PIMCO REAL PIMCO TOTAL
                                         MULTIMANAGER  MULTIMANAGER RESOURCES    STRATEGY      RETURN     RETURN
                                        MID CAP VALUE* TECHNOLOGY*  PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO
                                        -------------- ------------ ---------  ------------- ---------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.......  $   307,715   $     4,663  $      --   $ 1,058,739  $ 537,419  $1,182,994
 Expenses:
   Asset-based charges.................      160,655       434,997         --        16,255     43,289     153,668
                                         -----------   -----------  ---------   -----------  ---------  ----------

NET INVESTMENT INCOME (LOSS)...........      147,060      (430,334)        --     1,042,484    494,130   1,029,326
                                         -----------   -----------  ---------   -----------  ---------  ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments........................    5,540,659     6,457,720    314,388    (1,020,101)  (439,868)   (550,180)
   Net realized gain distribution
    from the Portfolios................           --     9,900,435         --            --         --          --
                                         -----------   -----------  ---------   -----------  ---------  ----------
 Net realized gain (loss)..............    5,540,659    16,358,155    314,388    (1,020,101)  (439,868)   (550,180)
                                         -----------   -----------  ---------   -----------  ---------  ----------

 Net change in unrealized
   appreciation (depreciation) of
   investments.........................   (2,234,798)   19,494,100   (382,799)      202,280    742,968   2,218,288
                                         -----------   -----------  ---------   -----------  ---------  ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS.................    3,305,861    35,852,255    (68,411)     (817,821)   303,100   1,668,108
                                         -----------   -----------  ---------   -----------  ---------  ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.............  $ 3,452,921   $35,421,921  $ (68,411)  $   224,663  $ 797,230  $2,697,434
                                         ===========   ===========  =========   ===========  =========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                         T. ROWE PRICE
                                          T. ROWE PRICE      HEALTH
                                          EQUITY INCOME     SCIENCES    TARGET 2015 TARGET 2025 TARGET 2035 TARGET 2045
                                          PORTFOLIO - II PORTFOLIO - II ALLOCATION* ALLOCATION* ALLOCATION* ALLOCATION*
                                          -------------- -------------- ----------- ----------- ----------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........   $  202,659     $       --    $ 24,923    $102,366    $ 42,630    $ 23,518
 Expenses:
   Asset-based charges...................       35,136             --          --       6,486       2,063         305
                                            ----------     ----------    --------    --------    --------    --------

NET INVESTMENT INCOME (LOSS).............      167,523             --      24,923      95,880      40,567      23,213
                                            ----------     ----------    --------    --------    --------    --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................      315,458        162,643      26,268      75,888      31,591      34,871
   Net realized gain distribution from
    the Portfolios.......................    1,315,483        268,149      47,444          --          --          --
                                            ----------     ----------    --------    --------    --------    --------
 Net realized gain (loss)................    1,630,941        430,792      73,712      75,888      31,591      34,871
                                            ----------     ----------    --------    --------    --------    --------

 Net change in unrealized appreciation
   (depreciation) of investments.........      134,619        969,308      74,452     602,049     308,373     176,698
                                            ----------     ----------    --------    --------    --------    --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................    1,765,560      1,400,100     148,164     677,937     339,964     211,569
                                            ----------     ----------    --------    --------    --------    --------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............   $1,933,083     $1,400,100    $173,087    $773,817    $380,531    $234,782
                                            ==========     ==========    ========    ========    ========    ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                           TEMPLETON                                          VANGUARD
                                                          DEVELOPING   TEMPLETON  TEMPLETON  VANECK VIP  VARIABLE INSURANCE
                                              TARGET 2055 MARKETS VIP GLOBAL BOND GROWTH VIP GLOBAL HARD FUND - EQUITY INDEX
                                              ALLOCATION*    FUND      VIP FUND      FUND    ASSETS FUND      PORTFOLIO
                                              ----------- ----------- ----------- ---------- ----------- -------------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.............   $ 7,897   $  127,845  $       --   $ 79,397   $      --      $  140,531
 Expenses:
   Asset-based charges.......................       289       26,126      82,617     12,609      25,308          47,431
                                                -------   ----------  ----------   --------   ---------      ----------

NET INVESTMENT INCOME (LOSS).................     7,608      101,719     (82,617)    66,788     (25,308)         93,100
                                                -------   ----------  ----------   --------   ---------      ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments...    12,353        4,178    (707,906)   (35,835)   (542,822)        550,033
   Net realized gain distribution from the
    Portfolios...............................        --           --     141,185         --          --         240,028
                                                -------   ----------  ----------   --------   ---------      ----------
 Net realized gain (loss)....................    12,353        4,178    (566,721)   (35,835)   (542,822)        790,061
                                                -------   ----------  ----------   --------   ---------      ----------

 Net change in unrealized appreciation
   (depreciation) of investments.............    70,907    4,129,479   1,332,521    790,464     284,049         625,587
                                                -------   ----------  ----------   --------   ---------      ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.................................    83,260    4,133,657     765,800    754,629    (258,773)      1,415,648
                                                -------   ----------  ----------   --------   ---------      ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...................   $90,868   $4,235,376  $  683,183   $821,417   $(284,081)     $1,508,748
                                                =======   ==========  ==========   ========   =========      ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                                   1290 VT
                                                                                                 DOUBLELINE
                                                   1290 VT CONVERTIBLE    1290 VT DOUBLELINE    OPPORTUNISTIC
                                                    SECURITIES*(A)       DYNAMIC ALLOCATION*      BOND*(B)
                                                   ------------------  -----------------------  -------------
                                                     2017      2016        2017        2016         2017
                                                   --------   ------   -----------  ----------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $ 14,184   $  317   $    63,423  $  133,365    $  3,325
 Net realized gain (loss).........................   15,721        6       612,239      54,196         141
 Net change in unrealized appreciation
   (depreciation) of investments..................  (19,816)     (51)      314,599     522,235      (2,459)
                                                   --------   ------   -----------  ----------    --------

 Net increase (decrease) in net assets resulting
   from operations................................   10,089      272       990,261     709,796       1,007
                                                   --------   ------   -----------  ----------    --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   22,985      607     2,164,531   2,399,901      13,745
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  571,621    8,392       479,653   1,166,452     187,672
 Redemptions for contract benefits and
   terminations...................................       --       --       (42,259)    (46,021)         --
 Contract maintenance charges.....................   (8,900)    (545)     (776,878)   (634,530)     (2,463)
                                                   --------   ------   -----------  ----------    --------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............  585,706    8,454     1,825,047   2,885,802     198,954
                                                   --------   ------   -----------  ----------    --------
NET INCREASE (DECREASE) IN NET ASSETS.............  595,795    8,726     2,815,308   3,595,598     199,961
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........    8,726       --     9,492,141   5,896,543          --
                                                   --------   ------   -----------  ----------    --------

NET ASSETS -- END OF YEAR OR PERIOD............... $604,521   $8,726   $12,307,449  $9,492,141    $199,961
                                                   ========   ======   ===========  ==========    ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 20, 2016.
(b)Units were made available on May 19, 2017.

                                    FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                             1290 VT GAMCO MERGERS       1290 VT GAMCO SMALL
                                                  1290 VT EQUITY INCOME*        & ACQUISITIONS*            COMPANY VALUE*
                                                 ------------------------  ------------------------  --------------------------
                                                     2017         2016         2017         2016         2017          2016
                                                 -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................... $   312,075  $   333,159  $    (9,548) $   (33,777) $    748,534  $    438,779
 Net realized gain (loss).......................   1,603,780    2,128,844      892,978      815,427    20,994,949    11,497,248
 Net change in unrealized appreciation
   (depreciation) of investments................   1,166,705     (102,790)       3,765      253,253     5,308,912    20,499,239
                                                 -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations....................   3,082,560    2,359,213      887,195    1,034,903    27,052,395    32,435,266
                                                 -----------  -----------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........   1,314,128    1,477,442    1,446,603    1,262,912    14,715,495    13,144,702
 Transfers between Variable Investment Options
   including guaranteed interest account, net...    (409,866)    (984,626)    (163,664)    (962,796)   (5,116,218)   (6,071,993)
 Redemptions for contract benefits and
   terminations.................................    (647,739)    (828,709)    (370,720)    (401,048)   (5,818,950)   (4,766,318)
 Contract maintenance charges...................    (728,372)    (762,224)    (462,204)    (496,212)   (5,980,113)   (5,816,422)
                                                 -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners transactions...    (471,849)  (1,098,117)     450,015     (597,144)   (2,199,786)   (3,510,031)
                                                 -----------  -----------  -----------  -----------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS...........   2,610,711    1,261,096    1,337,210      437,759    24,852,609    28,925,235
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......  20,040,559   18,779,463   14,854,786   14,417,027   172,874,140   143,948,905
                                                 -----------  -----------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............. $22,651,270  $20,040,559  $16,191,996  $14,854,786  $197,726,749  $172,874,140
                                                 ===========  ===========  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                         1290 VT SMARTBETA     1290 VT SOCIALLY             ALL ASSET
                                                            EQUITY*(A)           RESPONSIBLE*           GROWTH-ALT 20*(C)
                                                        ------------------  ----------------------  ------------------------
                                                          2017      2016       2017        2016         2017         2016
                                                        --------  --------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).......................... $  6,663  $    902  $   22,629  $   23,204  $   370,223  $   224,868
 Net realized gain (loss)..............................   22,537      (146)    601,202     144,467      834,875      446,113
 Net change in unrealized appreciation (depreciation)
   of investments......................................   44,110      (387)    (28,706)     74,433    2,422,878    1,046,339
                                                        --------  --------  ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations..........................................   73,310       369     595,125     242,104    3,627,976    1,717,320
                                                        --------  --------  ----------  ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................   76,181   146,022     204,225     182,500    4,217,718    2,820,457
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........  296,031    38,607     235,718     509,706    3,884,575     (926,044)
 Redemptions for contract benefits and terminations....   (7,598)       --     (54,567)   (166,029)  (1,123,996)    (372,208)
 Contract maintenance charges..........................  (20,971)   (3,851)    (99,583)    (97,511)  (1,370,437)  (1,060,367)
                                                        --------  --------  ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................  343,643   180,778     285,793     428,666    5,607,860      461,838
                                                        --------  --------  ----------  ----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS..................  416,953   181,147     880,918     670,770    9,235,836    2,179,158
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............  181,147        --   2,640,753   1,969,983   19,692,799   17,513,641
                                                        --------  --------  ----------  ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD.................... $598,100  $181,147  $3,521,671  $2,640,753  $28,928,635  $19,692,799
                                                        ========  ========  ==========  ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 20, 2016.
(c)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 25 due to a merger on May 19, 2017.

                                    FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                 AMERICAN FUNDS
                                                                               INSURANCE SERIES(R)        AMERICAN FUNDS
                                                      AMERICAN CENTURY VP         GLOBAL SMALL       INSURANCE SERIES(R) NEW
                                                      MID CAP VALUE FUND     CAPITALIZATION FUND/SM/      WORLD FUND(R)
                                                   ------------------------  ----------------------  -----------------------
                                                       2017         2016        2017        2016         2017        2016
                                                   -----------  -----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   604,240  $   533,716  $   11,123  $   (2,520) $    72,376  $   34,520
 Net realized gain (loss).........................   2,713,909    2,816,010    (177,465)    439,765       41,899    (421,874)
 Net change in unrealized appreciation
   (depreciation) of investments..................   2,309,587    5,253,661   1,384,139    (347,616)   2,374,832     721,997
                                                   -----------  -----------  ----------  ----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................   5,627,736    8,603,387   1,217,797      89,629    2,489,107     334,643
                                                   -----------  -----------  ----------  ----------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   4,836,775    4,019,716     864,377     799,536    1,605,340   1,549,169
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  (2,983,959)   6,669,097   1,467,288     (24,235)   1,208,476     566,069
 Redemptions for contract benefits and
   terminations...................................  (1,213,027)  (1,051,933)   (113,887)   (172,649)     (76,397)   (317,722)
 Contract maintenance charges.....................  (1,453,077)  (1,164,862)   (186,450)   (175,699)    (374,039)   (305,618)
                                                   -----------  -----------  ----------  ----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    (813,288)   8,472,018   2,031,328     426,953    2,363,380   1,491,898
                                                   -----------  -----------  ----------  ----------  -----------  ----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP...........          --           --          --          --           --         101
                                                   -----------  -----------  ----------  ----------  -----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS.............   4,814,448   17,075,405   3,249,125     516,582    4,852,487   1,826,642
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  50,922,234   33,846,829   4,107,319   3,590,737    7,858,144   6,031,502
                                                   -----------  -----------  ----------  ----------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $55,736,682  $50,922,234  $7,356,444  $4,107,319  $12,710,631  $7,858,144
                                                   ===========  ===========  ==========  ==========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                           AXA 400 MANAGED         AXA 500 MANAGED        AXA 2000 MANAGED
                                                             VOLATILITY*             VOLATILITY*             VOLATILITY*
                                                       ----------------------  ----------------------  ----------------------
                                                          2017        2016        2017        2016        2017        2016
                                                       ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)......................... $   24,791  $   19,855  $   78,318  $   61,127  $   20,351  $   14,551
 Net realized gain (loss).............................    525,871     229,251     386,416     223,172     327,501      64,440
 Net change in unrealized appreciation (depreciation)
   of investments.....................................    136,239     366,181   1,023,722     376,254     146,767     450,055
                                                       ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations.........................................    686,901     615,287   1,488,456     660,553     494,619     529,046
                                                       ----------  ----------  ----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners................    386,328     289,871   1,030,494     593,924     396,055     338,614
 Transfers between Variable Investment Options
   including guaranteed interest account, net.........    390,864     517,998     983,229     512,631     544,488     340,679
 Redemptions for contract benefits and terminations...    (97,331)   (168,916)   (256,066)   (230,688)    (90,180)    (70,223)
 Contract maintenance charges.........................   (199,662)   (168,540)   (390,590)   (329,444)   (154,578)   (132,706)
                                                       ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions........................    480,199     470,413   1,367,067     546,423     695,785     476,364
                                                       ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP...................         --          15          --          10          --           5
                                                       ----------  ----------  ----------  ----------  ----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS.................  1,167,100   1,085,715   2,855,523   1,206,986   1,190,404   1,005,415
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.............  4,245,720   3,160,005   6,887,041   5,680,055   3,289,364   2,283,949
                                                       ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD................... $5,412,820  $4,245,720  $9,742,564  $6,887,041  $4,479,768  $3,289,364
                                                       ==========  ==========  ==========  ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                      AXA AGGRESSIVE                                      AXA CONSERVATIVE
                                                        ALLOCATION*          AXA BALANCED STRATEGY*          ALLOCATION*
                                                --------------------------  ------------------------  ------------------------
                                                    2017          2016          2017         2016         2017         2016
                                                ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $  1,959,042  $  1,021,742  $   453,939  $   233,093  $   223,213  $   193,150
 Net realized gain (loss)......................    7,663,915     7,911,077      611,887      503,223      639,878      271,069
 Net change in unrealized appreciation
   (depreciation) of investments...............   15,671,433     2,182,227    1,889,026      792,298      510,514      360,876
                                                ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations...................   25,294,390    11,115,046    2,954,852    1,528,614    1,373,605      825,095
                                                ------------  ------------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........    9,347,431     9,864,911    6,324,025    6,689,508    2,307,432    2,309,727
 Transfers between Variable Investment Options
   including guaranteed interest account, net..   (2,743,640)   (6,379,303)   2,576,437   (1,036,578)  (2,239,253)    (513,165)
 Redemptions for contract benefits and
   terminations................................   (6,733,933)   (6,325,982)    (409,625)  (1,088,440)  (2,283,420)  (1,811,762)
 Contract maintenance charges..................   (5,688,391)   (6,222,434)  (2,677,758)  (2,488,219)  (2,122,093)  (2,279,038)
                                                ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..   (5,818,533)   (9,062,808)   5,813,079    2,076,271   (4,337,334)  (2,294,238)
                                                ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP........      (31,623)           --           --       14,500           --           --
                                                ------------  ------------  -----------  -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS..........   19,444,234     2,052,238    8,767,931    3,619,385   (2,963,729)  (1,469,143)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  136,873,628   134,821,390   27,826,342   24,206,957   31,589,202   33,058,345
                                                ------------  ------------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............ $156,317,862  $136,873,628  $36,594,273  $27,826,342  $28,625,473  $31,589,202
                                                ============  ============  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                      AXA CONSERVATIVE        AXA CONSERVATIVE       AXA CONSERVATIVE-PLUS
                                                      GROWTH STRATEGY*            STRATEGY*               ALLOCATION*
                                                   ----------------------  ----------------------  ------------------------
                                                      2017        2016        2017        2016         2017         2016
                                                   ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   88,733  $   52,413  $   27,652  $   22,659  $   309,086  $   211,365
 Net realized gain (loss).........................    166,986      80,088      60,286      14,809    1,183,492      829,567
 Net change in unrealized appreciation
   (depreciation) of investments..................    270,462     148,605      25,697      34,505    1,119,606      484,464
                                                   ----------  ----------  ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................    526,181     281,106     113,635      71,973    2,612,184    1,525,396
                                                   ----------  ----------  ----------  ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............  1,206,742   1,093,064     456,114     500,004    3,410,318    2,586,697
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    476,425     (60,827)   (355,590)     71,818     (207,373)     184,299
 Redemptions for contract benefits and
   terminations...................................   (331,042)   (131,887)   (100,328)     (5,164)  (2,659,574)  (1,941,637)
 Contract maintenance charges.....................   (601,525)   (558,367)   (263,328)   (259,962)  (2,465,048)  (2,456,452)
                                                   ----------  ----------  ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    750,600     341,983    (263,132)    306,696   (1,921,677)  (1,627,093)
                                                   ----------  ----------  ----------  ----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP...........         --          --          --          --       74,999           --
                                                   ----------  ----------  ----------  ----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS.............  1,276,781     623,089    (149,497)    378,669      765,506     (101,697)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  6,162,245   5,539,156   2,805,435   2,426,766   31,905,594   32,007,291
                                                   ----------  ----------  ----------  ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $7,439,026  $6,162,245  $2,655,938  $2,805,435  $32,671,100  $31,905,594
                                                   ==========  ==========  ==========  ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                      AXA GLOBAL EQUITY                                 AXA INTERNATIONAL CORE
                                                     MANAGED VOLATILITY*       AXA GROWTH STRATEGY*       MANAGED VOLATILITY*
                                                 --------------------------  ------------------------  ------------------------
                                                     2017          2016          2017         2016         2017         2016
                                                 ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................... $  1,015,237  $    731,156  $   882,830  $   451,368  $   824,176  $    (3,638)
 Net realized gain (loss).......................    4,468,932     2,379,123      971,201      956,018      786,097     (283,756)
 Net change in unrealized appreciation
   (depreciation) of investments................   26,555,167     2,017,317    5,354,237    2,295,592   12,137,220      314,892
                                                 ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations....................   32,039,336     5,127,596    7,208,268    3,702,978   13,747,493       27,498
                                                 ------------  ------------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........    6,738,265     7,372,294   10,223,898    9,991,781    2,991,332    5,875,954
 Transfers between Variable Investment Options
   including guaranteed interest account, net...   (6,578,272)   (7,713,908)    (625,154)    (853,513)  (6,727,082)  (1,522,348)
 Redemptions for contract benefits and
   terminations.................................   (8,091,897)   (6,590,312)  (1,160,377)  (1,639,065)  (2,644,300)  (1,718,904)
 Contract maintenance charges...................   (5,858,570)   (6,420,841)  (3,772,921)  (3,649,848)  (2,463,324)  (4,689,766)
                                                 ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions...  (13,790,474)  (13,352,767)   4,665,446    3,849,355   (8,843,374)  (2,055,064)
                                                 ------------  ------------  -----------  -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS...........   18,248,862    (8,225,171)  11,873,714    7,552,333    4,904,119   (2,027,566)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......  130,329,185   138,554,356   50,167,349   42,615,016   58,423,982   60,451,548
                                                 ------------  ------------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............. $148,578,047  $130,329,185  $62,041,063  $50,167,349  $63,328,101  $58,423,982
                                                 ============  ============  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                      AXA INTERNATIONAL     AXA INTERNATIONAL VALUE     AXA LARGE CAP CORE
                                                     MANAGED VOLATILITY*      MANAGED VOLATILITY*       MANAGED VOLATILITY*
                                                   ----------------------  ------------------------  ------------------------
                                                      2017        2016         2017         2016         2017         2016
                                                   ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   62,830  $   25,470  $ 1,270,298  $    96,419  $   240,962  $   243,569
 Net realized gain (loss).........................     36,065     (55,007)     869,487     (566,385)   3,065,377      991,539
 Net change in unrealized appreciation
   (depreciation) of investments..................    503,911      77,659   14,475,642      714,364    2,433,165    1,240,905
                                                   ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................    602,806      48,122   16,615,427      244,398    5,739,504    2,476,013
                                                   ----------  ----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............    322,549     258,850    4,590,922    4,989,132    1,068,994      982,906
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    435,035     324,631   (2,152,559)  (1,294,986)    (696,150)    (473,431)
 Redemptions for contract benefits and
   terminations...................................    (83,371)    (58,568)  (4,754,791)  (3,479,513)  (1,019,355)    (764,867)
 Contract maintenance charges.....................   (105,347)    (94,528)  (4,025,456)  (4,277,256)  (1,139,899)  (1,222,377)
                                                   ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    568,866     430,385   (6,341,884)  (4,062,623)  (1,786,410)  (1,477,769)
                                                   ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP...........         --          (6)          --           --           --           --
                                                   ----------  ----------  -----------  -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS.............  1,171,672     478,501   10,273,543   (3,818,225)   3,953,094      998,244
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  2,386,065   1,907,564   74,769,851   78,588,076   27,205,650   26,207,406
                                                   ----------  ----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $3,557,737  $2,386,065  $85,043,394  $74,769,851  $31,158,744  $27,205,650
                                                   ==========  ==========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                AXA LARGE CAP GROWTH         AXA LARGE CAP VALUE          AXA MID CAP VALUE
                                                 MANAGED VOLATILITY*         MANAGED VOLATILITY*         MANAGED VOLATILITY*
                                             --------------------------  --------------------------  --------------------------
                                                 2017          2016          2017          2016          2017          2016
                                             ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............... $    166,666  $    324,849  $  4,232,495  $  4,569,778  $  1,330,515  $  1,576,295
 Net realized gain (loss)...................   33,443,063    18,652,326     7,411,354     3,020,639    24,257,383     9,980,366
 Net change in unrealized appreciation
   (depreciation) of investments............   30,503,643    (7,823,777)   38,606,026    44,657,644    (1,880,050)   19,837,733
                                             ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations................   64,113,372    11,153,398    50,249,875    52,248,061    23,707,848    31,394,394
                                             ------------  ------------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......   11,169,949    11,705,743    18,993,249    20,649,462     8,907,612     9,864,488
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net.............................   (8,156,800)   (8,359,992)   (8,782,703)  (15,052,188)   (5,021,819)   (8,142,837)
 Redemptions for contract benefits and
   terminations.............................  (13,253,721)  (11,398,675)  (19,995,812)  (19,914,582)  (10,991,520)  (10,334,986)
 Contract maintenance charges...............  (10,719,628)  (11,361,414)  (19,831,032)  (21,134,859)   (8,824,427)   (9,349,903)
                                             ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.............................  (20,960,200)  (19,414,338)  (29,616,298)  (35,452,167)  (15,930,154)  (17,963,238)
                                             ------------  ------------  ------------  ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS.......   43,153,172    (8,260,940)   20,633,577    16,795,894     7,777,694    13,431,156
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...  232,451,405   240,712,345   395,095,789   378,299,895   208,488,324   195,057,168
                                             ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......... $275,604,577  $232,451,405  $415,729,366  $395,095,789  $216,266,018  $208,488,324
                                             ============  ============  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                    AXA MODERATE            AXA MODERATE GROWTH          AXA MODERATE-PLUS
                                                     ALLOCATION*                 STRATEGY*                  ALLOCATION*
                                             --------------------------  -------------------------  --------------------------
                                                 2017          2016          2017          2016         2017          2016
                                             ------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............... $  6,420,178  $  3,358,225  $  1,470,661  $   841,738  $  5,326,290  $  2,949,536
 Net realized gain (loss)...................   33,549,894    24,708,791     3,074,565    1,381,169    24,484,759    19,199,584
 Net change in unrealized appreciation
   (depreciation) of investments............   48,787,704    13,432,298     7,055,940    3,978,652    30,250,450     6,017,192
                                             ------------  ------------  ------------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations................   88,757,776    41,499,314    11,601,166    6,201,559    60,061,499    28,166,312
                                             ------------  ------------  ------------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......   51,984,557    54,789,833    16,955,106   18,535,282    30,922,625    33,579,441
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net.............................  (23,439,763)  (25,133,576)   (5,235,210)  (2,080,867)  (13,791,870)  (11,304,807)
 Redemptions for contract benefits and
   terminations.............................  (36,616,401)  (40,504,899)   (2,442,421)  (1,279,426)  (20,035,880)  (19,454,220)
 Contract maintenance charges...............  (59,886,427)  (64,128,120)   (7,871,256)  (7,354,661)  (20,671,747)  (22,400,885)
                                             ------------  ------------  ------------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.............................  (67,958,034)  (74,976,762)    1,406,219    7,820,328   (23,576,872)  (19,580,471)
                                             ------------  ------------  ------------  -----------  ------------  ------------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account FP..       43,284       128,898            --            5            --            --
                                             ------------  ------------  ------------  -----------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS.......   20,843,026   (33,348,550)   13,007,385   14,021,892    36,484,627     8,585,841
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...  876,292,823   909,641,373    96,609,972   82,588,080   421,007,361   412,421,520
                                             ------------  ------------  ------------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......... $897,135,849  $876,292,823  $109,617,357  $96,609,972  $457,491,988  $421,007,361
                                             ============  ============  ============  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                      AXA/AB SMALL CAP         AXA/CLEARBRIDGE LARGE
                                                           GROWTH*                  CAP GROWTH*           AXA/JANUS ENTERPRISE*
                                                 --------------------------  -------------------------  ------------------------
                                                     2017          2016          2017         2016          2017         2016
                                                 ------------  ------------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................... $   (394,694) $   (187,320) $  (142,588) $   (205,482) $  (103,805) $   (99,233)
 Net realized gain (loss).......................   22,599,062    13,801,123    9,128,760    (1,240,073)   4,984,733     (252,818)
 Net change in unrealized appreciation
   (depreciation) of investments................   18,348,882     7,061,831    7,953,886     1,750,647    5,224,000   (1,594,224)
                                                 ------------  ------------  -----------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations....................   40,553,250    20,675,634   16,940,058       305,092   10,104,928   (1,946,275)
                                                 ------------  ------------  -----------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........    7,554,131     7,693,141    4,838,423     5,580,038    2,965,131    3,215,779
 Transfers between Variable Investment Options
   including guaranteed interest account, net...  (11,355,574)   (7,269,008)  (8,298,014)  (11,952,270)  (1,612,821)  (2,221,434)
 Redemptions for contract benefits and
   terminations.................................   (9,198,838)   (7,441,990)  (2,792,529)   (2,298,184)  (1,517,523)  (1,814,801)
 Contract maintenance charges...................   (6,819,518)   (7,212,492)  (2,396,070)   (2,618,096)  (1,712,287)  (1,823,605)
                                                 ------------  ------------  -----------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions...  (19,819,799)  (14,230,349)  (8,648,190)  (11,288,512)  (1,877,500)  (2,644,061)
                                                 ------------  ------------  -----------  ------------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS...........   20,733,451     6,445,285    8,291,868   (10,983,420)   8,227,428   (4,590,336)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......  193,217,741   186,772,456   73,164,202    84,147,622   37,864,359   42,454,695
                                                 ------------  ------------  -----------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............. $213,951,192  $193,217,741  $81,456,070  $ 73,164,202  $46,091,787  $37,864,359
                                                 ============  ============  ===========  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                     AXA/LOOMIS SAYLES         BLACKROCK GLOBAL         CHARTER/SM/ MULTI-
                                                          GROWTH*            ALLOCATION V.I. FUND          SECTOR BOND*
                                                 ------------------------  -----------------------  -------------------------
                                                     2017         2016        2017         2016         2017          2016
                                                 -----------  -----------  ----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................... $   (28,722) $    15,219  $   54,567  $    56,050  $    856,131  $ 1,328,257
 Net realized gain (loss).......................   1,373,698      619,239      72,722     (687,210)   (1,408,166)  (1,311,696)
 Net change in unrealized appreciation
   (depreciation) of investments................   8,459,226    1,089,265     397,048      947,623     1,923,410    2,133,937
                                                 -----------  -----------  ----------  -----------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from operations....................   9,804,202    1,723,723     524,337      316,463     1,371,375    2,150,498
                                                 -----------  -----------  ----------  -----------  ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........   2,117,673    1,933,792     666,077      348,252     5,422,140    7,067,675
 Transfers between Variable Investment Options
   including guaranteed interest account, net...     758,988    2,096,929    (983,013)  (5,288,936)   (7,559,971)  (1,003,558)
 Redemptions for contract benefits and
   terminations.................................    (854,075)  (1,287,250)   (299,739)    (239,295)   (3,686,081)  (4,330,063)
 Contract maintenance charges...................  (1,067,048)    (901,691)    (84,536)     (74,102)   (5,304,390)  (7,168,290)
                                                 -----------  -----------  ----------  -----------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions...     955,538    1,841,780    (701,211)  (5,254,081)  (11,128,302)  (5,434,236)
                                                 -----------  -----------  ----------  -----------  ------------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP.........          --           --          --           --         2,264       20,739
                                                 -----------  -----------  ----------  -----------  ------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS...........  10,759,740    3,565,503    (176,874)  (4,937,618)   (9,754,663)  (3,262,999)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......  28,984,264   25,418,761   4,447,826    9,385,444    83,280,111   86,543,110
                                                 -----------  -----------  ----------  -----------  ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............. $39,744,004  $28,984,264  $4,270,952  $ 4,447,826  $ 73,525,448  $83,280,111
                                                 ===========  ===========  ==========  ===========  ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                        CHARTER/SM/ SMALL CAP     CHARTER/SM/ SMALL CAP   CLEARBRIDGE VARIABLE
                                                               GROWTH*                   VALUE*           MID CAP PORTFOLIO(A)
                                                      ------------------------  ------------------------  -------------------
                                                          2017         2016         2017         2016       2017       2016
                                                      -----------  -----------  -----------  -----------   --------   ------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........................ $   298,879  $   (17,136) $   362,282  $   294,133  $    428    $   14
 Net realized gain (loss)............................     781,569      487,177    1,520,462      923,055    13,485        77
 Net change in unrealized appreciation
   (depreciation) of investments.....................   1,438,055      430,630    1,285,931    4,905,861    (2,667)      345
                                                      -----------  -----------  -----------  -----------   --------   ------

 Net increase (decrease) in net assets resulting
   from operations...................................   2,518,503      900,671    3,168,675    6,123,049    11,246       436
                                                      -----------  -----------  -----------  -----------   --------   ------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners...............     726,971      751,514    1,641,842    1,722,381   172,104     4,750
 Transfers between Variable Investment Options
   including guaranteed interest account, net........     372,115     (760,150)  (1,085,607)  (1,352,837)  133,523        --
 Redemptions for contract benefits and terminations..    (773,700)    (689,337)  (1,373,728)  (1,032,261)       --        --
 Contract maintenance charges........................    (495,505)    (520,025)  (1,438,532)  (1,467,365)   (7,634)      (97)
                                                      -----------  -----------  -----------  -----------   --------   ------

 Net increase (decrease) in net assets resulting
   from contractowners transactions..................    (170,119)  (1,217,998)  (2,256,025)  (2,130,082)  297,993     4,653
                                                      -----------  -----------  -----------  -----------   --------   ------
NET INCREASE (DECREASE) IN NET ASSETS................   2,348,384     (317,327)     912,650    3,992,967   309,239     5,089
NET ASSETS -- BEGINNING OF YEAR OR PERIOD............  10,708,235   11,025,562   30,087,615   26,094,648     5,089        --
                                                      -----------  -----------  -----------  -----------   --------   ------

NET ASSETS -- END OF YEAR OR PERIOD.................. $13,056,619  $10,708,235  $31,000,265  $30,087,615  $314,328    $5,089
                                                      ===========  ===========  ===========  ===========   ========   ======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 20, 2016.

                                    FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                             EQ/BLACKROCK BASIC          EQ/CAPITAL GUARDIAN
                                                VALUE EQUITY*                 RESEARCH*              EQ/COMMON STOCK INDEX*
                                         --------------------------  --------------------------  ------------------------------
                                             2017          2016          2017          2016           2017            2016
                                         ------------  ------------  ------------  ------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  2,192,247  $  2,265,248  $    358,262  $    404,875  $   12,641,999  $   15,468,125
 Net realized gain (loss)...............    9,091,685     8,969,467    12,725,252     5,003,809      64,211,978      44,397,340
 Net change in unrealized appreciation
   (depreciation) of investments........    4,122,849    21,558,832    12,658,249     2,371,198     218,283,989      99,844,784
                                         ------------  ------------  ------------  ------------  --------------  --------------

 Net increase (decrease) in net assets
   resulting from operations............   15,406,781    32,793,547    25,741,763     7,779,882     295,137,966     159,710,249
                                         ------------  ------------  ------------  ------------  --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   13,455,602    12,264,696     4,622,061     4,688,874      70,697,299      71,880,389
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (10,911,779)   (9,860,608)   (1,570,219)   (5,460,916)    (51,553,674)    (40,196,524)
 Redemptions for contract benefits and
   terminations.........................   (8,952,305)   (9,447,006)   (5,124,897)   (5,519,586)    (69,911,005)    (65,894,227)
 Contract maintenance charges...........   (8,332,179)   (8,625,703)   (4,304,592)   (4,485,548)    (78,128,183)    (82,755,800)
                                         ------------  ------------  ------------  ------------  --------------  --------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (14,740,661)  (15,668,621)   (6,377,647)  (10,777,176)   (128,895,563)   (116,966,162)
                                         ------------  ------------  ------------  ------------  --------------  --------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account FP..................           --            --            --            --          22,027          84,995
                                         ------------  ------------  ------------  ------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS...      666,120    17,124,926    19,364,116    (2,997,294)    166,264,430      42,829,082
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  211,968,037   194,843,111   106,082,055   109,079,349   1,558,631,784   1,515,802,702
                                         ------------  ------------  ------------  ------------  --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD..... $212,634,157  $211,968,037  $125,446,171  $106,082,055  $1,724,896,214  $1,558,631,784
                                         ============  ============  ============  ============  ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                    EQ/CORE BOND INDEX*       EQ/EQUITY 500 INDEX*       EQ/GLOBAL BOND PLUS*
                                                 ------------------------  --------------------------  ------------------------
                                                     2017         2016         2017          2016          2017         2016
                                                 -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................... $   652,831  $   654,031  $  9,069,228  $  9,370,757  $   (38,198) $   288,496
 Net realized gain (loss).......................    (105,358)     (70,025)   49,687,094    38,245,368     (373,414)    (241,169)
 Net change in unrealized appreciation
   (depreciation) of investments................     185,629       14,802    94,757,414    27,671,628    1,147,392        2,577
                                                 -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations....................     733,102      598,808   153,513,736    75,287,753      735,780       49,904
                                                 -----------  -----------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........   4,503,364    4,079,275    48,204,371    35,746,673    1,309,930    1,422,649
 Transfers between Variable Investment Options
   including guaranteed interest account, net...     360,121      721,953   (20,196,036)   (3,028,444)     182,494      248,191
 Redemptions for contract benefits and
   terminations.................................  (2,464,337)  (2,225,369)  (36,962,210)  (26,680,569)  (1,291,439)    (659,549)
 Contract maintenance charges...................  (4,247,393)  (2,746,099)  (29,844,695)  (30,825,758)    (910,448)  (1,022,729)
                                                 -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions...  (1,848,245)    (170,240)  (38,798,570)  (24,788,098)    (709,463)     (11,438)
                                                 -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP.........          --           --           491         9,261           --           --
                                                 -----------  -----------  ------------  ------------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS...........  (1,115,143)     428,568   114,715,657    50,508,916       26,317       38,466
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......  52,883,896   52,455,328   761,150,306   710,641,390   17,058,985   17,020,519
                                                 -----------  -----------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............. $51,768,753  $52,883,896  $875,865,963  $761,150,306  $17,085,302  $17,058,985
                                                 ===========  ===========  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                      EQ/INTERMEDIATE        EQ/INTERNATIONAL EQUITY
                                                     GOVERNMENT BOND*                INDEX*              EQ/INVESCO COMSTOCK*
                                                 ------------------------  --------------------------  ------------------------
                                                     2017         2016         2017          2016          2017         2016
                                                 -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................... $   539,142  $   377,082  $  6,903,116  $  6,020,840  $   163,404  $   507,501
 Net realized gain (loss).......................     278,982      693,294    (5,487,166)   (8,440,951)     698,834      467,507
 Net change in unrealized appreciation
   (depreciation) of investments................    (714,718)  (1,010,481)   62,115,735     6,543,078    3,616,119    2,676,230
                                                 -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations....................     103,406       59,895    63,531,685     4,122,967    4,478,357    3,651,238
                                                 -----------  -----------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........   4,539,850    4,609,382    25,286,472    19,831,390    1,730,186    1,824,199
 Transfers between Variable Investment Options
   including guaranteed interest account, net...   3,310,355   10,362,801     6,872,058    (4,503,043)   1,456,913   (4,077,037)
 Redemptions for contract benefits and
   terminations.................................  (5,884,857)  (3,476,343)  (16,662,776)  (14,531,820)    (779,354)    (801,030)
 Contract maintenance charges...................  (4,309,219)  (4,554,261)  (17,153,586)  (17,391,516)    (849,883)    (867,923)
                                                 -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions...  (2,343,871)   6,941,579    (1,657,832)  (16,594,989)   1,557,862   (3,921,791)
                                                 -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP.........         250        5,400            --         4,500           --           --
                                                 -----------  -----------  ------------  ------------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS...........  (2,240,215)   7,006,874    61,873,853   (12,467,522)   6,036,219     (270,553)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......  91,231,993   84,225,119   272,649,731   285,117,253   23,676,882   23,947,435
                                                 -----------  -----------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............. $88,991,778  $91,231,993  $334,523,584  $272,649,731  $29,713,101  $23,676,882
                                                 ===========  ===========  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                    EQ/JPMORGAN VALUE         EQ/LARGE CAP GROWTH        EQ/LARGE CAP VALUE
                                                     OPPORTUNITIES*                 INDEX*                     INDEX*
                                                ------------------------  --------------------------  ------------------------
                                                    2017         2016         2017          2016          2017         2016
                                                -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $   209,523  $   204,187  $    503,425  $    724,859  $   433,024  $   391,871
 Net realized gain (loss)......................   7,316,889    1,942,732    11,820,464    12,720,627    1,673,221    1,452,038
 Net change in unrealized appreciation
   (depreciation) of investments...............    (459,157)   4,210,295    24,348,871    (6,216,885)   1,055,188    1,396,048
                                                -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations...................   7,067,255    6,357,214    36,672,760     7,228,601    3,161,433    3,239,957
                                                -----------  -----------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........   2,518,595    2,227,130     6,754,755     6,727,964    2,030,222    1,784,893
 Transfers between Variable Investment Options
   including guaranteed interest account, net..   6,143,448      920,323    (1,668,287)   (4,192,093)     134,283    1,607,417
 Redemptions for contract benefits and
   terminations................................  (1,589,909)  (1,797,927)   (6,160,623)   (5,400,891)    (362,682)    (579,540)
 Contract maintenance charges..................  (1,702,468)  (1,626,290)   (5,350,864)   (5,478,317)    (819,592)    (784,676)
                                                -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..   5,369,666     (276,764)   (6,425,019)   (8,343,337)     982,231    2,028,094
                                                -----------  -----------  ------------  ------------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS..........  12,436,921    6,080,450    30,247,741    (1,114,736)   4,143,664    5,268,051
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  37,915,916   31,835,466   130,353,435   131,468,171   24,844,546   19,576,495
                                                -----------  -----------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............ $50,352,837  $37,915,916  $160,601,176  $130,353,435  $28,988,210  $24,844,546
                                                ===========  ===========  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                  EQ/MFS INTERNATIONAL
                                                         GROWTH*               EQ/MID CAP INDEX*           EQ/MONEY MARKET*
                                                ------------------------  --------------------------  --------------------------
                                                    2017         2016         2017          2016          2017          2016
                                                -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $   273,243  $   289,861  $    942,438  $    889,402  $      1,894  $   (612,518)
 Net realized gain (loss)......................   3,002,534      337,809    20,804,385    11,276,930         4,114        (1,696)
 Net change in unrealized appreciation
   (depreciation) of investments...............   8,871,531       31,862      (921,700)    8,768,218           632         1,672
                                                -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations...................  12,147,308      659,532    20,825,123    20,934,550         6,640      (612,542)
                                                -----------  -----------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........   2,747,437    2,786,492    13,989,156     7,136,844    74,309,383    70,207,193
 Transfers between Variable Investment Options
   including guaranteed interest account, net..     894,865       94,410    12,310,822    (2,028,757)   19,368,117     6,534,771
 Redemptions for contract benefits and
   terminations................................  (1,871,149)  (1,083,513)  (11,824,318)   (5,368,479)  (81,637,216)  (60,398,243)
 Contract maintenance charges..................  (1,372,826)  (1,434,958)   (5,138,809)   (4,651,659)  (16,395,546)  (17,608,622)
                                                -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..     398,327      362,431     9,336,851    (4,912,051)   (4,355,262)   (1,264,901)
                                                -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP........          --           --            --            --        14,970        52,304
                                                -----------  -----------  ------------  ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS..........  12,545,635    1,021,963    30,161,974    16,022,499    (4,333,652)   (1,825,139)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  38,646,630   37,624,667   126,970,274   110,947,775   158,814,000   160,639,139
                                                -----------  -----------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............ $51,192,265  $38,646,630  $157,132,248  $126,970,274  $154,480,348  $158,814,000
                                                ===========  ===========  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                  EQ/PIMCO ULTRA SHORT
                                                          BOND*             EQ/QUALITY BOND PLUS*     EQ/SMALL COMPANY INDEX*
                                                ------------------------  -------------------------  -------------------------
                                                    2017         2016         2017          2016         2017          2016
                                                -----------  -----------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $   338,391  $   226,801  $    355,221  $   441,691  $    799,920  $   683,015
 Net realized gain (loss)......................      (4,530)    (123,493)     (558,474)    (439,636)    9,632,868    5,903,453
 Net change in unrealized appreciation
   (depreciation) of investments...............     180,974      407,127       701,106      470,800     1,718,087    7,804,878
                                                -----------  -----------  ------------  -----------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from operations...................     514,835      510,435       497,853      472,855    12,150,875   14,391,346
                                                -----------  -----------  ------------  -----------  ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........   2,522,340    2,699,773     3,652,491    5,339,820     5,839,635    5,040,312
 Transfers between Variable Investment Options
   including guaranteed interest account, net..   2,824,882   (1,589,585)   (8,845,640)     660,154     2,911,718    1,039,255
 Redemptions for contract benefits and
   terminations................................  (1,697,778)  (2,348,101)   (3,303,132)  (2,777,119)   (2,656,416)  (3,297,325)
 Contract maintenance charges..................  (1,899,702)  (2,054,342)   (3,499,449)  (5,849,740)   (2,710,413)  (2,586,889)
                                                -----------  -----------  ------------  -----------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..   1,749,742   (3,292,255)  (11,995,730)  (2,626,885)    3,384,524      195,353
                                                -----------  -----------  ------------  -----------  ------------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP........         313         (311)           --       26,762            --           --
                                                -----------  -----------  ------------  -----------  ------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS..........   2,264,890   (2,782,131)  (11,497,877)  (2,127,268)   15,535,399   14,586,699
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  31,005,969   33,788,100    56,897,928   59,025,196    85,944,414   71,357,715
                                                -----------  -----------  ------------  -----------  ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............ $33,270,859  $31,005,969  $ 45,400,051  $56,897,928  $101,479,813  $85,944,414
                                                ===========  ===========  ============  ===========  ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                                         FIDELITY(R) VIP ASSET
                                                    EQ/T. ROWE PRICE GROWTH        EQ/UBS GROWTH &          MANAGER: GROWTH
                                                             STOCK*                    INCOME*                 PORTFOLIO
                                                   -------------------------  ------------------------  ----------------------
                                                       2017          2016         2017         2016        2017        2016
                                                   ------------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   (287,380) $  (251,568) $    (7,260) $    51,646  $   15,860  $   15,947
 Net realized gain (loss).........................   14,524,649    6,348,948    1,268,760      406,609     210,934      57,504
 Net change in unrealized appreciation
   (depreciation) of investments..................   12,054,306   (5,466,788)   1,320,196      629,334      26,312     (47,615)
                                                   ------------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................   26,291,575      630,592    2,581,696    1,087,589     253,106      25,836
                                                   ------------  -----------  -----------  -----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   10,565,164    8,013,910      773,313      700,450      85,550      80,308
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    3,728,883   (7,150,233)   2,833,189   (1,372,687)    (77,648)    129,552
 Redemptions for contract benefits and
   terminations...................................   (3,623,193)  (3,572,819)  (1,031,297)    (749,830)    (17,598)    (80,162)
 Contract maintenance charges.....................   (3,312,427)  (3,244,004)    (444,918)    (448,702)    (36,019)    (36,713)
                                                   ------------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    7,358,427   (5,953,146)   2,130,287   (1,870,769)    (45,715)     92,985
                                                   ------------  -----------  -----------  -----------  ----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS.............   33,650,002   (5,322,554)   4,711,983     (783,180)    207,391     118,821
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........   78,429,475   83,752,029   11,384,085   12,167,265   1,383,923   1,265,102
                                                   ------------  -----------  -----------  -----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $112,079,477  $78,429,475  $16,096,068  $11,384,085  $1,591,314  $1,383,923
                                                   ============  ===========  ===========  ===========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                                      FIDELITY(R) VIP GOVERNMENT
                                                        FIDELITY(R) VIP       FIDELITY(R) VIP EQUITY-      MONEY MARKET
                                                    CONTRAFUND(R) PORTFOLIO      INCOME PORTFOLIO            PORTFOLIO
                                                   -------------------------  ----------------------  -------------------------
                                                       2017          2016        2017        2016        2017          2016
                                                   ------------  -----------  ----------  ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $    391,670  $   192,970  $   26,477  $   31,462  $    6,057    $      136
 Net realized gain (loss).........................    6,036,714    8,116,959      33,787      55,308          --            --
 Net change in unrealized appreciation
   (depreciation) of investments..................   11,806,589   (2,189,135)    149,822     118,925          --            --
                                                   ------------  -----------  ----------  ----------   ----------   ----------

 Net increase (decrease) in net assets resulting
   from operations................................   18,234,973    6,120,794     210,086     205,695       6,057           136
                                                   ------------  -----------  ----------  ----------   ----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............    5,076,155    3,856,134     326,990     250,441     192,674       306,906
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   (1,004,997)  (7,467,557)   (183,123)    191,162    (380,897)      311,130
 Redemptions for contract benefits and
   terminations...................................   (2,089,404)  (1,846,205)    (80,517)    (76,663)       (149)     (251,329)
 Contract maintenance charges.....................   (1,644,557)  (1,612,155)    (53,931)    (41,188)    (60,587)      (32,058)
                                                   ------------  -----------  ----------  ----------   ----------   ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............      337,197   (7,069,783)      9,419     323,752    (248,959)      334,649
                                                   ------------  -----------  ----------  ----------   ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS.............   18,572,170     (948,989)    219,505     529,447    (242,902)      334,785
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........   85,579,130   86,528,119   1,584,908   1,055,461   1,332,260       997,475
                                                   ------------  -----------  ----------  ----------   ----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $104,151,300  $85,579,130  $1,804,413  $1,584,908  $1,089,358    $1,332,260
                                                   ============  ===========  ==========  ==========   ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                   FIDELITY(R) VIP GROWTH & FIDELITY(R) VIP HIGH INCOME FIDELITY(R) VIP INVESTMENT
                                                       INCOME PORTFOLIO            PORTFOLIO              GRADE BOND PORTFOLIO
                                                   -----------------------  --------------------------  -------------------------
                                                       2017        2016        2017          2016           2017         2016
                                                   -----------  ----------   ----------    ----------   -----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $    81,796  $  105,955  $  193,518    $  183,533    $   370,838   $  203,942
 Net realized gain (loss).........................     459,015     507,400     (41,290)     (141,456)       213,753       (7,636)
 Net change in unrealized appreciation
   (depreciation) of investments..................     950,418     522,058      96,590       374,661        209,639       51,361
                                                   -----------  ----------   ----------    ----------   -----------   ----------

 Net increase (decrease) in net assets resulting
   from operations................................   1,491,229   1,135,413     248,818       416,738        794,230      247,667
                                                   -----------  ----------   ----------    ----------   -----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   1,222,128   1,018,726     390,955       236,243      8,448,106    1,660,859
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    (333,493)      1,633      (7,655)     (205,017)     5,079,323      700,813
 Redemptions for contract benefits and
   terminations...................................    (392,065)   (457,481)   (127,467)     (136,496)    (6,260,023)    (248,596)
 Contract maintenance charges.....................    (423,940)   (377,616)    (59,927)      (63,969)      (900,438)    (292,792)
                                                   -----------  ----------   ----------    ----------   -----------   ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............      72,630     185,262     195,906      (169,239)     6,366,968    1,820,284
                                                   -----------  ----------   ----------    ----------   -----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS.............   1,563,859   1,320,675     444,724       247,499      7,161,198    2,067,951
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........   8,609,795   7,289,120   3,626,080     3,378,581      9,201,900    7,133,949
                                                   -----------  ----------   ----------    ----------   -----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $10,173,654  $8,609,795  $4,070,804    $3,626,080    $16,363,098   $9,201,900
                                                   ===========  ==========   ==========    ==========   ===========   ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                            FIDELITY(R) VIP MID CAP  FIDELITY(R) VIP VALUE  FIDELITY(R) VIP VALUE
                                                                   PORTFOLIO               PORTFOLIO        STRATEGIES PORTFOLIO
                                                           ------------------------  ---------------------  --------------------
                                                               2017         2016        2017       2016       2017       2016
                                                           -----------  -----------  ---------  ----------  --------   --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................. $    90,039  $    36,418  $   8,342  $    5,919  $  5,354   $  2,911
 Net realized gain (loss).................................   1,330,964      747,468     44,941    (153,827)   85,781      4,024
 Net change in unrealized appreciation (depreciation) of
   investments............................................   3,659,520    1,672,951     59,005     164,236   (21,373)    22,758
                                                           -----------  -----------  ---------  ----------  --------   --------

 Net increase (decrease) in net assets resulting from
   operations.............................................   5,080,523    2,456,837    112,288      16,328    69,762     29,693
                                                           -----------  -----------  ---------  ----------  --------   --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners....................   4,221,684    2,603,919    105,910      95,615    36,231     48,385
 Transfers between Variable Investment Options including
   guaranteed interest account, net.......................     105,288     (271,169)  (119,852)   (552,639)  102,267    (31,236)
 Redemptions for contract benefits and terminations.......    (917,962)    (916,173)        --     (53,682)   (8,175)   (37,037)
 Contract maintenance charges.............................    (867,228)    (813,854)   (20,317)    (18,570)   (5,410)    (8,624)
                                                           -----------  -----------  ---------  ----------  --------   --------

 Net increase (decrease) in net assets resulting from
   contractowners transactions............................   2,541,782      602,723    (34,259)   (529,276)  124,913    (28,512)
                                                           -----------  -----------  ---------  ----------  --------   --------
NET INCREASE (DECREASE) IN NET ASSETS.....................   7,622,305    3,059,560     78,029    (512,948)  194,675      1,181
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.................  24,022,690   20,963,130    748,017   1,260,965   334,423    333,242
                                                           -----------  -----------  ---------  ----------  --------   --------

NET ASSETS -- END OF YEAR OR PERIOD....................... $31,644,995  $24,022,690  $ 826,046  $  748,017  $529,098   $334,423
                                                           ===========  ===========  =========  ==========  ========   ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                    FRANKLIN MUTUAL SHARES        FRANKLIN RISING         FRANKLIN SMALL CAP
                                                           VIP FUND             DIVIDENDS VIP FUND          VALUE VIP FUND
                                                   ------------------------  ------------------------  ------------------------
                                                       2017         2016         2017         2016         2017         2016
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   225,656  $   174,705  $   674,106  $   556,167  $    30,630  $    32,979
 Net realized gain (loss).........................     634,235      937,943    2,577,180    7,469,857      675,237      492,702
 Net change in unrealized appreciation
   (depreciation) of investments..................      (6,575)     396,536    6,998,674     (506,598)     424,449    1,457,580
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................     853,316    1,509,184   10,249,960    7,519,426    1,130,316    1,983,261
                                                   -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............     637,676      443,595    3,673,492    3,754,883    1,308,322      998,460
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    (643,853)  (1,335,442)  (4,651,319)  (2,526,362)    (768,691)   3,470,812
 Redemptions for contract benefits and
   terminations...................................    (205,841)    (237,029)  (2,521,723)  (2,375,388)    (207,995)    (330,120)
 Contract maintenance charges.....................    (255,182)    (236,971)  (1,985,669)  (1,875,557)    (319,086)    (244,870)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    (467,200)  (1,365,847)  (5,485,219)  (3,022,424)      12,550    3,894,282
                                                   -----------  -----------  -----------  -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS.............     386,116      143,337    4,764,741    4,497,002    1,142,866    5,877,543
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  10,494,998   10,351,661   54,020,212   49,523,210   11,116,532    5,238,989
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $10,881,114  $10,494,998  $58,784,953  $54,020,212  $12,259,398  $11,116,532
                                                   ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                      FRANKLIN STRATEGIC       GOLDMAN SACHS VIT MID   INVESCO V.I. DIVERSIFIED
                                                        INCOME VIP FUND           CAP VALUE FUND             DIVIDEND FUND
                                                   ------------------------  ------------------------  ------------------------
                                                       2017         2016         2017         2016         2017         2016
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   875,931  $   939,925  $    34,092  $    93,746  $   209,275  $   119,716
 Net realized gain (loss).........................    (588,707)  (1,283,327)     448,093     (685,083)     893,099      116,530
 Net change in unrealized appreciation
   (depreciation) of investments..................   1,076,759    2,500,906      733,455    1,817,658       15,062      712,244
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................   1,363,983    2,157,504    1,215,640    1,226,321    1,117,436      948,490
                                                   -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   3,018,047    3,131,462    1,052,624    1,328,602    1,821,907    1,292,791
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   2,466,577     (803,926)     857,880   (1,560,991)  (1,199,630)   7,880,854
 Redemptions for contract benefits and
   terminations...................................  (1,453,830)  (1,333,229)    (411,149)    (364,564)    (127,609)    (148,426)
 Contract maintenance charges.....................  (1,512,849)  (1,515,838)    (363,330)    (469,094)    (358,741)    (239,776)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   2,517,945     (521,531)   1,136,025   (1,066,047)     135,927    8,785,443
                                                   -----------  -----------  -----------  -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS.............   3,881,928    1,635,973    2,351,665      160,274    1,253,363    9,733,933
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  30,796,604   29,160,631   10,371,698   10,211,424   13,211,286    3,477,353
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $34,678,532  $30,796,604  $12,723,363  $10,371,698  $14,464,649  $13,211,286
                                                   ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                   INVESCO V.I.
                                                   INVESCO V.I. GLOBAL REAL    INTERNATIONAL GROWTH    INVESCO V.I. MID CAP CORE
                                                          ESTATE FUND                  FUND                  EQUITY FUND
                                                   ------------------------  ------------------------  ------------------------
                                                       2017         2016         2017         2016        2017         2016
                                                   -----------  -----------  -----------  -----------  ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $ 1,036,712  $   423,216  $   380,557  $   298,329  $    2,165   $   (8,637)
 Net realized gain (loss).........................     860,124    1,067,703      887,652      352,224      36,137      154,198
 Net change in unrealized appreciation
   (depreciation) of investments..................   2,415,867   (1,057,411)   5,539,640     (873,634)    430,480      245,373
                                                   -----------  -----------  -----------  -----------  ----------   ----------

 Net increase (decrease) in net assets resulting
   from operations................................   4,312,703      433,508    6,807,849     (223,081)    468,782      390,934
                                                   -----------  -----------  -----------  -----------  ----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   4,520,597    4,148,420    5,145,010    3,323,550     216,944      229,895
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  (3,550,837)     115,977   (1,923,108)  (1,687,762)    (82,942)     (41,130)
 Redemptions for contract benefits and
   terminations...................................  (1,027,517)  (1,156,769)    (620,918)    (732,289)    (87,848)    (104,105)
 Contract maintenance charges.....................  (1,218,641)  (1,237,069)    (945,187)    (931,051)    (92,575)     (97,382)
                                                   -----------  -----------  -----------  -----------  ----------   ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............  (1,276,398)   1,870,559    1,655,797      (27,552)    (46,421)     (12,722)
                                                   -----------  -----------  -----------  -----------  ----------   ----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP...........          --           81           --          250          --           46
                                                   -----------  -----------  -----------  -----------  ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS.............   3,036,305    2,304,148    8,463,646     (250,383)    422,361      378,258
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  35,066,702   32,762,554   30,233,098   30,483,481   3,381,762    3,003,504
                                                   -----------  -----------  -----------  -----------  ----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $38,103,007  $35,066,702  $38,696,744  $30,233,098  $3,804,123   $3,381,762
                                                   ===========  ===========  ===========  ===========  ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                         INVESCO V.I. SMALL CAP    IVY VIP DIVIDEND
                                                               EQUITY FUND           OPPORTUNITIES          IVY VIP ENERGY
                                                         ----------------------  --------------------  ------------------------
                                                            2017        2016        2017       2016        2017         2016
                                                         ----------  ----------  ----------  --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........................... $  (10,054) $   (8,936) $   10,139  $ 10,255  $    66,553  $   (25,180)
 Net realized gain (loss)...............................    170,891     163,693      36,952    30,642   (1,327,966)  (1,411,935)
 Net change in unrealized appreciation (depreciation)
   of investments.......................................    482,329     328,155      85,655    26,829   (1,852,941)   6,511,731
                                                         ----------  ----------  ----------  --------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...........................................    643,166     482,912     132,746    67,726   (3,114,354)   5,074,616
                                                         ----------  ----------  ----------  --------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..................    395,973     398,257      91,888    92,945    1,899,122    2,020,029
 Transfers between Variable Investment Options
   including guaranteed interest account, net...........    522,870    (285,697)     83,185    88,745   (2,542,354)     133,517
 Redemptions for contract benefits and terminations.....    (77,531)   (185,222)     (4,879)   (3,089)    (531,475)    (904,685)
 Contract maintenance charges...........................   (180,525)   (173,018)    (26,377)  (22,958)    (704,903)    (731,962)
                                                         ----------  ----------  ----------  --------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..........................    660,787    (245,680)    143,817   155,643   (1,879,610)     516,899
                                                         ----------  ----------  ----------  --------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS...................  1,303,953     237,232     276,563   223,369   (4,993,964)   5,591,515
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...............  4,613,487   4,376,255     748,815   525,446   19,853,005   14,261,490
                                                         ----------  ----------  ----------  --------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..................... $5,917,440  $4,613,487  $1,025,378  $748,815  $14,859,041  $19,853,005
                                                         ==========  ==========  ==========  ========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                                          IVY VIP SCIENCE AND
                                                      IVY VIP HIGH INCOME     IVY VIP MID CAP GROWTH          TECHNOLOGY
                                                   ------------------------  ------------------------  ------------------------
                                                       2017         2016         2017         2016         2017         2016
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $ 1,639,044  $ 1,550,404  $   (65,118) $   (71,048) $   (55,927) $   (60,711)
 Net realized gain (loss).........................    (243,257)  (1,132,886)   1,261,615    1,480,499    2,980,396     (785,509)
 Net change in unrealized appreciation
   (depreciation) of investments..................     520,815    3,021,765    5,684,352       80,674    4,359,672      968,324
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................   1,916,602    3,439,283    6,880,849    1,490,125    7,284,141      122,104
                                                   -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   3,681,097    3,200,368    2,587,942    2,389,147    3,120,389    3,035,482
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     659,329    3,828,792   (2,033,341)  (3,592,415)    (211,732)  (5,158,320)
 Redemptions for contract benefits and
   terminations...................................    (897,197)    (907,093)    (997,960)    (732,369)  (1,057,746)  (1,044,770)
 Contract maintenance charges.....................  (1,264,121)  (1,190,062)    (939,321)    (940,722)    (965,946)    (915,436)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   2,179,108    4,932,005   (1,382,680)  (2,876,359)     884,965   (4,083,044)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP...........          --          (18)          --           --           --           --
                                                   -----------  -----------  -----------  -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS.............   4,095,710    8,371,270    5,498,169   (1,386,234)   8,169,106   (3,960,940)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  28,761,382   20,390,112   26,707,399   28,093,633   22,549,860   26,510,800
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $32,857,092  $28,761,382  $32,205,568  $26,707,399  $30,718,966  $22,549,860
                                                   ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                 LAZARD RETIREMENT
                                                       IVY VIP SMALL CAP         EMERGING MARKETS         MFS(R) INTERNATIONAL
                                                            GROWTH               EQUITY PORTFOLIO           VALUE PORTFOLIO
                                                   ------------------------  ------------------------  -------------------------
                                                       2017         2016         2017         2016         2017          2016
                                                   -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   (23,455) $   (23,690) $   977,752  $   389,261  $  1,038,336  $   706,709
 Net realized gain (loss).........................     107,204       71,839    1,859,951   (2,201,382)    2,957,469    4,009,011
 Net change in unrealized appreciation
   (depreciation) of investments..................   2,025,126      257,071   10,959,347   10,014,015    17,111,049   (2,130,374)
                                                   -----------  -----------  -----------  -----------  ------------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................   2,108,875      305,220   13,797,050    8,201,894    21,106,854    2,585,346
                                                   -----------  -----------  -----------  -----------  ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   1,014,519    1,056,086    6,447,237    5,962,153     9,685,919    8,058,558
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   1,364,503   (1,000,537)   2,825,972   (2,692,687)    6,120,350    1,601,653
 Redemptions for contract benefits and
   terminations...................................    (433,924)    (284,498)  (1,635,949)  (1,179,787)   (2,954,909)  (2,137,370)
 Contract maintenance charges.....................    (339,263)    (335,708)  (1,960,823)  (1,849,749)   (2,705,204)  (2,408,129)
                                                   -----------  -----------  -----------  -----------  ------------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   1,605,835     (564,657)   5,676,437      239,930    10,146,156    5,114,712
                                                   -----------  -----------  -----------  -----------  ------------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP...........          --          150           --           --            48          734
                                                   -----------  -----------  -----------  -----------  ------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS.............   3,714,710     (259,287)  19,473,487    8,441,824    31,253,058    7,700,792
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........   8,691,414    8,950,701   47,515,489   39,073,665    77,174,030   69,473,238
                                                   -----------  -----------  -----------  -----------  ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $12,406,124  $ 8,691,414  $66,988,976  $47,515,489  $108,427,088  $77,174,030
                                                   ===========  ===========  ===========  ===========  ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                  MFS(R) MASSACHUSETTS
                                                         MFS(R) INVESTORS TRUST     INVESTORS GROWTH
                                                                 SERIES              STOCK PORTFOLIO     MFS(R) UTILITIES SERIES
                                                         ----------------------  ----------------------  ----------------------
                                                            2017        2016        2017        2016        2017        2016
                                                         ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........................... $    9,717  $    7,339  $    6,356  $    2,621  $   93,254  $   80,746
 Net realized gain (loss)...............................    161,574     257,155     216,672     329,512     (94,410)    (97,253)
 Net change in unrealized appreciation (depreciation)
   of investments.......................................    484,584     (59,254)    790,808    (210,202)    314,357     226,428
                                                         ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...........................................    655,875     205,240   1,013,836     121,931     313,201     209,921
                                                         ----------  ----------  ----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..................    279,046     191,529     580,824     376,065     271,214     287,217
 Transfers between Variable Investment Options
   including guaranteed interest account, net...........    595,850     134,775    (319,403)  1,299,093    (753,471)    519,242
 Redemptions for contract benefits and terminations.....     (9,822)    (23,154)   (133,375)    (62,743)    (58,229)    (48,633)
 Contract maintenance charges...........................   (111,975)    (89,841)   (166,280)   (124,376)    (59,555)    (52,885)
                                                         ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..........................    753,099     213,309     (38,234)  1,488,039    (600,041)    704,941
                                                         ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.....................         --         400          --          --          --          --
                                                         ----------  ----------  ----------  ----------  ----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS...................  1,408,974     418,949     975,602   1,609,970    (286,840)    914,862
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...............  2,617,579   2,198,630   3,765,152   2,155,182   2,554,958   1,640,096
                                                         ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD..................... $4,026,553  $2,617,579  $4,740,754  $3,765,152  $2,268,118  $2,554,958
                                                         ==========  ==========  ==========  ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                       MULTIMANAGER             MULTIMANAGER CORE       MULTIMANAGER MID CAP
                                                    AGGRESSIVE EQUITY*                BOND*                    GROWTH*
                                                --------------------------  ------------------------  ------------------------
                                                    2017          2016          2017         2016         2017         2016
                                                ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $ (1,595,863) $    (26,322) $ 1,196,584  $ 1,292,251  $   (75,591) $   (69,471)
 Net realized gain (loss)......................   19,467,828    17,475,969   (1,016,350)    (609,274)   1,892,769      161,673
 Net change in unrealized appreciation
   (depreciation) of investments...............   90,566,246    (7,316,937)   1,627,190    1,005,455    4,700,332    1,794,279
                                                ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations...................  108,438,211    10,132,710    1,807,424    1,688,432    6,517,510    1,886,481
                                                ------------  ------------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........   20,579,052    21,173,655    3,921,284    4,664,444    1,409,088    2,261,959
 Transfers between Variable Investment Options
   including guaranteed interest account, net..   (7,898,955)  (12,676,278)  (5,037,961)    (392,356)  (5,305,433)  (1,186,179)
 Redemptions for contract benefits and
   terminations................................  (19,931,528)  (19,690,818)  (2,335,291)  (2,579,741)  (1,536,075)  (1,358,147)
 Contract maintenance charges..................  (21,448,107)  (22,285,351)  (3,426,225)  (4,677,997)  (1,107,159)  (2,423,901)
                                                ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..  (28,699,538)  (33,478,792)  (6,878,193)  (2,985,650)  (6,539,579)  (2,706,268)
                                                ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP........           --        59,399           --           --           --           --
                                                ------------  ------------  -----------  -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS..........   79,738,673   (23,286,683)  (5,070,769)  (1,297,218)     (22,069)    (819,787)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  377,398,944   400,685,627   69,713,882   71,011,100   29,788,852   30,608,639
                                                ------------  ------------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............ $457,137,617  $377,398,944  $64,643,113  $69,713,882  $29,766,783  $29,788,852
                                                ============  ============  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                     MULTIMANAGER MID CAP           MULTIMANAGER           NATURAL RESOURCES
                                                            VALUE*                  TECHNOLOGY*                PORTFOLIO
                                                   ------------------------  -------------------------  ----------------------
                                                       2017         2016         2017          2016        2017        2016
                                                   -----------  -----------  ------------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   147,060  $   277,848  $   (430,334) $  (332,970) $       --  $       --
 Net realized gain (loss).........................   5,540,659    2,739,141    16,358,155    9,115,746     314,388     (43,254)
 Net change in unrealized appreciation
   (depreciation) of investments..................  (2,234,798)   4,705,902    19,494,100   (1,665,435)   (382,799)    880,512
                                                   -----------  -----------  ------------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................   3,452,921    7,722,891    35,421,921    7,117,341     (68,411)    837,258
                                                   -----------  -----------  ------------  -----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   1,634,900    1,717,409     6,136,240    5,675,448     248,271     236,302
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  (7,561,096)  (2,532,146)    3,719,728   (1,663,223)    208,084     313,219
 Redemptions for contract benefits and
   terminations...................................  (2,125,087)  (1,909,914)   (4,483,939)  (3,888,225)     (2,552)    (55,343)
 Contract maintenance charges.....................  (1,631,364)  (2,002,893)   (4,042,608)  (3,903,058)    (32,011)    (33,743)
                                                   -----------  -----------  ------------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............  (9,682,647)  (4,727,544)    1,329,421   (3,779,058)    421,792     460,435
                                                   -----------  -----------  ------------  -----------  ----------  ----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP...........          --           --            --           --          --          67
                                                   -----------  -----------  ------------  -----------  ----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS.............  (6,229,726)   2,995,347    36,751,342    3,338,283     353,381   1,297,760
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  47,451,235   44,455,888    90,925,657   87,587,374   3,923,715   2,625,955
                                                   -----------  -----------  ------------  -----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $41,221,509  $47,451,235  $127,676,999  $90,925,657  $4,277,096  $3,923,715
                                                   ===========  ===========  ============  ===========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                             PIMCO
                                                    COMMODITYREALRETURN(R)       PIMCO REAL RETURN        PIMCO TOTAL RETURN
                                                      STRATEGY PORTFOLIO             PORTFOLIO                 PORTFOLIO
                                                   ------------------------  ------------------------  ------------------------
                                                       2017         2016         2017         2016         2017         2016
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $ 1,042,484  $    74,031  $   494,130  $   471,361  $ 1,029,326  $ 1,116,683
 Net realized gain (loss).........................  (1,020,101)  (1,357,961)    (439,868)    (817,143)    (550,180)  (1,103,517)
 Net change in unrealized appreciation
   (depreciation) of investments..................     202,280    2,514,773      742,968    1,448,230    2,218,288    1,458,494
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................     224,663    1,230,843      797,230    1,102,448    2,697,434    1,471,660
                                                   -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   1,198,968    1,300,602    2,499,290    2,476,743    4,583,684    5,259,302
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     259,203     (282,892)  (1,025,451)    (625,994)    (358,796)  (2,994,678)
 Redemptions for contract benefits and
   terminations...................................    (217,289)    (266,704)    (932,286)    (893,655)  (2,041,741)  (2,602,437)
 Contract maintenance charges.....................    (441,892)    (468,450)  (1,165,965)  (1,217,278)  (2,419,222)  (2,461,864)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............     798,990      282,556     (624,412)    (260,184)    (236,075)  (2,799,677)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account FP...........          --           --       15,988           --           --           15
                                                   -----------  -----------  -----------  -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS.............   1,023,653    1,513,399      188,806      842,264    2,461,359   (1,328,002)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........   9,589,174    8,075,775   24,192,973   23,350,709   62,103,543   63,431,545
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $10,612,827  $ 9,589,174  $24,381,779  $24,192,973  $64,564,902  $62,103,543
                                                   ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                         T. ROWE PRICE EQUITY      T. ROWE PRICE HEALTH
                                                         INCOME PORTFOLIO - II   SCIENCES PORTFOLIO - II  TARGET 2015 ALLOCATION*
                                                       ------------------------  -----------------------  ----------------------
                                                           2017         2016        2017         2016        2017        2016
                                                       -----------  -----------  ----------  -----------  ----------   --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)......................... $   167,523  $   201,864  $       --  $        --  $   24,923   $  4,151
 Net realized gain (loss).............................   1,630,941    2,867,600     430,792     (484,995)     73,712      3,672
 Net change in unrealized appreciation (depreciation)
   of investments.....................................     134,619     (703,595)    969,308     (197,727)     74,452      7,085
                                                       -----------  -----------  ----------  -----------  ----------   --------

 Net increase (decrease) in net assets resulting from
   operations.........................................   1,933,083    2,365,869   1,400,100     (682,722)    173,087     14,908
                                                       -----------  -----------  ----------  -----------  ----------   --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners................     961,625      883,206   1,290,090      972,445      59,562     53,533
 Transfers between Variable Investment Options
   including guaranteed interest account, net.........     (22,439)  (6,288,329)   (679,454)  (1,677,154)  1,382,599      7,160
 Redemptions for contract benefits and terminations...  (1,003,917)    (923,908)   (167,567)    (134,689)         --         --
 Contract maintenance charges.........................    (518,978)    (448,373)    (83,440)     (68,973)    (11,125)   (10,097)
                                                       -----------  -----------  ----------  -----------  ----------   --------

 Net increase (decrease) in net assets resulting from
   contractowners transactions........................    (583,709)  (6,777,404)    359,629     (908,371)  1,431,036     50,596
                                                       -----------  -----------  ----------  -----------  ----------   --------
NET INCREASE (DECREASE) IN NET ASSETS.................   1,349,374   (4,411,535)  1,759,729   (1,591,093)  1,604,123     65,504
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.............  12,645,602   17,057,137   4,398,805    5,989,898     288,352    222,848
                                                       -----------  -----------  ----------  -----------  ----------   --------

NET ASSETS -- END OF YEAR OR PERIOD................... $13,994,976  $12,645,602  $6,158,534  $ 4,398,805  $1,892,475   $288,352
                                                       ===========  ===========  ==========  ===========  ==========   ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                        TARGET 2025 ALLOCATION* TARGET 2035 ALLOCATION* TARGET 2045 ALLOCATION*
                                                        ----------------------  ----------------------  ---------------------
                                                           2017        2016        2017        2016        2017         2016
                                                        ----------  ----------  ----------  ----------  ----------   ---------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).......................... $   95,880  $   26,757  $   40,567  $   16,936  $   23,213   $   9,709
 Net realized gain (loss)..............................     75,888      (5,126)     31,591      (3,749)     34,871     (11,817)
 Net change in unrealized appreciation (depreciation)
   of investments......................................    602,049     121,584     308,373      85,638     176,698      55,407
                                                        ----------  ----------  ----------  ----------  ----------   ---------

 Net increase (decrease) in net assets resulting from
   operations..........................................    773,817     143,215     380,531      98,825     234,782      53,299
                                                        ----------  ----------  ----------  ----------  ----------   ---------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................    433,499     393,839     272,395     234,831     336,458     185,787
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........  4,539,714     381,300   1,451,315     192,890     544,878     124,475
 Redemptions for contract benefits and terminations....    (94,790)     (6,906)    (59,515)       (182)    (14,748)   (134,950)
 Contract maintenance charges..........................    (98,478)    (80,965)    (75,081)    (46,790)    (78,386)    (45,554)
                                                        ----------  ----------  ----------  ----------  ----------   ---------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................  4,779,945     687,268   1,589,114     380,749     788,202     129,758
                                                        ----------  ----------  ----------  ----------  ----------   ---------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP....................         --          --          --          13          --          (7)
                                                        ----------  ----------  ----------  ----------  ----------   ---------
NET INCREASE (DECREASE) IN NET ASSETS..................  5,553,762     830,483   1,969,645     479,587   1,022,984     183,050
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............  2,091,710   1,261,227   1,343,510     863,923     754,389     571,339
                                                        ----------  ----------  ----------  ----------  ----------   ---------

NET ASSETS -- END OF YEAR OR PERIOD.................... $7,645,472  $2,091,710  $3,313,155  $1,343,510  $1,777,373   $ 754,389
                                                        ==========  ==========  ==========  ==========  ==========   =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                TEMPLETON DEVELOPING     TEMPLETON GLOBAL BOND
                                                      TARGET 2055 ALLOCATION*     MARKETS VIP FUND             VIP FUND
                                                      ----------------------  -----------------------  ------------------------
                                                        2017        2016          2017        2016         2017         2016
                                                       --------    --------   -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........................ $  7,608    $  2,850    $   101,719  $   52,281  $   (82,617) $   (82,649)
 Net realized gain (loss)............................   12,353      14,372          4,178    (881,957)    (566,721)  (1,891,254)
 Net change in unrealized appreciation
   (depreciation) of investments.....................   70,907         568      4,129,479   2,209,641    1,332,521    3,047,797
                                                       --------    --------   -----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations...................................   90,868      17,790      4,235,376   1,379,965      683,183    1,073,894
                                                       --------    --------   -----------  ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners...............  130,055      75,013      1,346,057   1,263,670    4,753,578    4,971,611
 Transfers between Variable Investment Options
   including guaranteed interest account, net........  224,166     132,454      3,240,016    (136,048)   2,173,998   (3,363,074)
 Redemptions for contract benefits and terminations..  (85,020)       (205)      (358,079)   (237,831)  (1,421,384)  (1,602,462)
 Contract maintenance charges........................  (17,991)     (6,349)      (582,691)   (510,574)  (2,031,425)  (2,068,363)
                                                       --------    --------   -----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions..................  251,210     200,913      3,645,303     379,217    3,474,767   (2,062,288)
                                                       --------    --------   -----------  ----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP..................       --          --             63          80           --           --
                                                       --------    --------   -----------  ----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS................  342,078     218,703      7,880,742   1,759,262    4,157,950     (988,394)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD............  264,290      45,587      9,563,480   7,804,218   41,472,889   42,461,283
                                                       --------    --------   -----------  ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD.................. $606,368    $264,290    $17,444,222  $9,563,480  $45,630,839  $41,472,889
                                                       ========    ========   ===========  ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                                            VANGUARD VARIABLE
                                                        TEMPLETON GROWTH VIP    VANECK VIP GLOBAL HARD   INSURANCE FUND - EQUITY
                                                                FUND                  ASSETS FUND            INDEX PORTFOLIO
                                                       ----------------------  ------------------------  -----------------------
                                                          2017        2016         2017         2016        2017         2016
                                                       ----------  ----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)......................... $   66,788  $   76,332  $   (25,308) $    16,218  $   93,100  $   135,321
 Net realized gain (loss).............................    (35,835)     57,829     (542,822)  (1,327,347)    790,061      935,244
 Net change in unrealized appreciation (depreciation)
   of investments.....................................    790,464     258,173      284,049    5,232,314     625,587     (224,311)
                                                       ----------  ----------  -----------  -----------  ----------  -----------

 Net increase (decrease) in net assets resulting from
   operations.........................................    821,417     392,334     (284,081)   3,921,185   1,508,748      846,254
                                                       ----------  ----------  -----------  -----------  ----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners................    357,549     412,123    1,460,432    1,589,977     345,043      503,413
 Transfers between Variable Investment Options
   including guaranteed interest account, net.........    (97,295)   (416,987)    (751,613)     (32,349)    132,959     (235,493)
 Redemptions for contract benefits and terminations...   (166,930)    (94,273)    (401,384)    (436,893)   (205,024)  (1,606,971)
 Contract maintenance charges.........................   (229,794)   (229,386)    (581,986)    (614,682)   (123,888)    (156,742)
                                                       ----------  ----------  -----------  -----------  ----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions........................   (136,470)   (328,523)    (274,551)     506,053     149,090   (1,495,793)
                                                       ----------  ----------  -----------  -----------  ----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS.................    684,947      63,811     (558,632)   4,427,238   1,657,838     (649,539)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.............  4,576,794   4,512,983   12,986,601    8,559,363   7,254,068    7,903,607
                                                       ----------  ----------  -----------  -----------  ----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD................... $5,261,741  $4,576,794  $12,427,969  $12,986,601  $8,911,906  $ 7,254,068
                                                       ==========  ==========  ===========  ===========  ==========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

The change in units outstanding for the years ended December 31, 2017 and 2016 were as follows:

                                                                            2017                        2016
                                                                 --------------------------  --------------------------
                                                                  UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                 ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                   SHARE CLASS** (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                   ------------- ------- -------- ---------- ------- -------- ----------
1290 VT CONVERTIBLE SECURITIES....................      B            7       (1)       6        --      --        --

1290 VT DOUBLELINE DYNAMIC ALLOCATION.............      B           78      (10)      68        88     (32)       56

1290 VT DOUBLELINE OPPORTUNISTIC BOND.............      B            3       --        3        --      --        --

1290 VT EQUITY INCOME.............................      A            4       (3)       1         6      (8)       (2)
1290 VT EQUITY INCOME.............................      B            6       (8)      (2)       10     (16)       (6)

1290 VT GAMCO MERGERS & ACQUISITIONS..............      A           31       (5)      26         4      (7)       (3)
1290 VT GAMCO MERGERS & ACQUISITIONS..............      B           14      (13)       1        17     (21)       (4)

1290 VT GAMCO SMALL COMPANY VALUE.................      A          121     (102)      19        69     (48)       21
1290 VT GAMCO SMALL COMPANY VALUE.................      B           44      (54)     (10)       46     (70)      (24)

1290 VT SMARTBETA EQUITY..........................      B           10       (2)       8        13      --        13

1290 VT SOCIALLY RESPONSIBLE......................      A            1       (1)      --        --      --        --
1290 VT SOCIALLY RESPONSIBLE......................      B            7       (5)       2         5      (2)        3

ALL ASSET GROWTH-ALT 20...........................      B          125      (32)      93        39     (17)       22

AMERICAN CENTURY VP MID CAP VALUE FUND............   CLASS II      133      (78)      55       146     (70)       76

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL
 CAPITALIZATION FUND/SM/..........................   CLASS 4        35      (13)      22        21     (17)        4

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD
 FUND(R)..........................................   CLASS 4        82      (32)      50        84     (51)       33

AXA 400 MANAGED VOLATILITY........................      B            8       (6)       2         6      (3)        3

AXA 500 MANAGED VOLATILITY........................      B           12       (6)       6        15     (12)        3

AXA 2000 MANAGED VOLATILITY.......................      B            9       (4)       5        10      (7)        3

AXA AGGRESSIVE ALLOCATION.........................      A           44      (48)      (4)       39     (77)      (38)
AXA AGGRESSIVE ALLOCATION.........................      B           22      (33)     (11)       21     (40)      (19)

AXA BALANCED STRATEGY.............................      B           47      (10)      37        33     (18)       15

AXA CONSERVATIVE ALLOCATION.......................      A           31      (48)     (16)       35     (49)      (14)
AXA CONSERVATIVE ALLOCATION.......................      B            7      (19)     (12)        7     (10)       (3)

AXA CONSERVATIVE GROWTH STRATEGY..................      B           10       (5)       5         7      (4)        3

AXA CONSERVATIVE STRATEGY.........................      B            3       (5)      (2)        3      (1)        2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                    2017                        2016
                                                                         --------------------------  --------------------------
                                                                          UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                         ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                           SHARE CLASS** (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                           ------------- ------- -------- ---------- ------- -------- ----------
AXA CONSERVATIVE-PLUS ALLOCATION..........................       A          60      (34)      26        42      (58)      (16)
AXA CONSERVATIVE-PLUS ALLOCATION..........................       B          10      (15)      (5)       16      (19)       (3)

AXA GLOBAL EQUITY MANAGED VOLATILITY......................       A           6       (7)      (1)        6      (12)       (6)
AXA GLOBAL EQUITY MANAGED VOLATILITY......................       B           9      (48)     (39)       12      (55)      (43)

AXA GROWTH STRATEGY.......................................       B          35       (9)      26        41      (16)       25

AXA INTERNATIONAL CORE MANAGED VOLATILITY.................       A           2       (7)      (5)        4       (9)       (5)
AXA INTERNATIONAL CORE MANAGED VOLATILITY.................       B          11      (65)     (54)       39      (48)       (9)

AXA INTERNATIONAL MANAGED VOLATILITY......................       B           7       (3)       4        14      (10)        4

AXA INTERNATIONAL VALUE MANAGED VOLATILITY................       A          11      (11)      --        12      (15)       (3)
AXA INTERNATIONAL VALUE MANAGED VOLATILITY................       B          17      (46)     (29)       30      (52)      (22)

AXA LARGE CAP CORE MANAGED VOLATILITY.....................       A           4       (2)       2         4       (3)        1
AXA LARGE CAP CORE MANAGED VOLATILITY.....................       B           5      (13)      (8)       10      (16)       (6)

AXA LARGE CAP GROWTH MANAGED VOLATILITY...................       A           8      (16)      (8)        9      (17)       (8)
AXA LARGE CAP GROWTH MANAGED VOLATILITY...................       B          10      (62)     (52)       13      (71)      (58)

AXA LARGE CAP VALUE MANAGED VOLATILITY....................       A          25     (111)     (86)       17     (133)     (116)
AXA LARGE CAP VALUE MANAGED VOLATILITY....................       B          10      (48)     (38)        9      (65)      (56)

AXA MID CAP VALUE MANAGED VOLATILITY......................       A          14      (62)     (48)       16      (73)      (57)
AXA MID CAP VALUE MANAGED VOLATILITY......................       B           2       (4)      (2)        3       (4)       (1)

AXA MODERATE ALLOCATION...................................       A         124     (147)     (23)       95     (163)      (68)
AXA MODERATE ALLOCATION...................................       B          31      (78)     (47)       34      (87)      (53)

AXA MODERATE GROWTH STRATEGY..............................       B          52      (43)       9        77      (25)       52

AXA MODERATE-PLUS ALLOCATION..............................       A         160     (157)       3       156     (154)        2
AXA MODERATE-PLUS ALLOCATION..............................       B          47      (87)     (40)       57      (87)      (30)

AXA/AB SMALL CAP GROWTH...................................       A          33      (52)     (19)       32      (54)      (22)
AXA/AB SMALL CAP GROWTH...................................       B           4      (19)     (15)        7      (24)      (17)

AXA/CLEARBRIDGE LARGE CAP GROWTH..........................       A          21      (42)     (21)       28      (32)       (4)
AXA/CLEARBRIDGE LARGE CAP GROWTH..........................       B          22      (56)     (34)       34      (88)      (54)

AXA/JANUS ENTERPRISE......................................       A          11      (15)      (4)        5      (21)      (16)
AXA/JANUS ENTERPRISE......................................       B          15      (18)      (3)       11      (14)       (3)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                    2017                        2016
                                                                         --------------------------  --------------------------
                                                                          UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                         ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                           SHARE CLASS** (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                           ------------- ------- -------- ---------- ------- -------- ----------

AXA/LOOMIS SAYLES GROWTH..................................       A          30      (21)       9        43      (18)       25
AXA/LOOMIS SAYLES GROWTH..................................       B          13      (13)      --        26      (22)        4

BLACKROCK GLOBAL ALLOCATION V.I. FUND.....................   CLASS III      67      (45)      22        63      (95)      (32)

CHARTER/SM/ MULTI-SECTOR BOND.............................       A          17      (49)     (32)       16      (29)      (13)
CHARTER/SM/ MULTI-SECTOR BOND.............................       B          12      (18)      (6)       11      (15)       (4)

CHARTER/SM/ SMALL CAP GROWTH..............................       B           9      (10)      (1)        4      (13)       (9)

CHARTER/SM/ SMALL CAP VALUE...............................       A           1       (4)      (3)        3       (5)       (2)
CHARTER/SM/ SMALL CAP VALUE...............................       B           5       (9)      (4)        3       (9)       (6)

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO....................   CLASS II       27       (2)      25        --       --        --

EQ/BLACKROCK BASIC VALUE EQUITY...........................       A          90      (89)       1        47      (43)        4
EQ/BLACKROCK BASIC VALUE EQUITY...........................       B          17      (48)     (31)       28      (64)      (36)

EQ/CAPITAL GUARDIAN RESEARCH..............................       A          12      (10)       2        11      (13)       (2)
EQ/CAPITAL GUARDIAN RESEARCH..............................       B          22      (41)     (19)       10      (50)      (40)

EQ/COMMON STOCK INDEX.....................................       A         257     (321)     (64)      174     (238)      (64)
EQ/COMMON STOCK INDEX.....................................       B          41      (71)     (30)       55      (90)      (35)

EQ/CORE BOND INDEX........................................       A         191     (209)     (18)       30      (37)       (7)
EQ/CORE BOND INDEX........................................       B          25      (18)       7        29      (21)        8

EQ/EQUITY 500 INDEX.......................................       A         335     (234)     101       305     (412)     (107)
EQ/EQUITY 500 INDEX.......................................       B         134      (97)      37       137     (110)       27

EQ/GLOBAL BOND PLUS.......................................       A          23      (23)      --        27      (21)        6
EQ/GLOBAL BOND PLUS.......................................       B          10      (11)      (1)       11       (8)        3

EQ/INTERMEDIATE GOVERNMENT BOND...........................       A          93      (77)      16       110      (79)       31
EQ/INTERMEDIATE GOVERNMENT BOND...........................       B           9      (21)     (12)       38      (23)       15

EQ/INTERNATIONAL EQUITY INDEX.............................       A         208     (165)      43       147     (167)      (20)
EQ/INTERNATIONAL EQUITY INDEX.............................       B          40      (38)       2        33      (50)      (17)

EQ/INVESCO COMSTOCK.......................................       A          32      (18)      14         9      (29)      (20)
EQ/INVESCO COMSTOCK.......................................       B           9       (8)       1         6      (12)       (6)

EQ/JPMORGAN VALUE OPPORTUNITIES...........................       A          22      (13)       9         9       (7)        2
EQ/JPMORGAN VALUE OPPORTUNITIES...........................       B          32      (16)      16        21      (27)       (6)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                 2017                        2016
                                                                      --------------------------  --------------------------
                                                                       UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                      ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                       SHARE CLASS**  (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                      --------------- ------- -------- ---------- ------- -------- ----------

EQ/LARGE CAP GROWTH INDEX............................        A            15      (11)       4        15      (10)      5
EQ/LARGE CAP GROWTH INDEX............................        B            32      (65)     (33)       43      (94)    (51)

EQ/LARGE CAP VALUE INDEX.............................        A            27      (30)      (3)       43      (32)     11
EQ/LARGE CAP VALUE INDEX.............................        B            21      (11)      10        25      (17)      8

EQ/MFS INTERNATIONAL GROWTH..........................        B            44      (44)      --        32      (34)     (2)

EQ/MID CAP INDEX.....................................        A            41      (22)      19        27      (19)      8
EQ/MID CAP INDEX.....................................        B            92      (60)      32        28      (47)    (19)

EQ/MONEY MARKET......................................        A         3,502   (3,722)    (220)    3,537   (3,387)    150
EQ/MONEY MARKET......................................        B           474     (416)      58       670     (653)     17

EQ/PIMCO ULTRA SHORT BOND............................        A            32      (19)      13        10      (30)    (20)
EQ/PIMCO ULTRA SHORT BOND............................        B            21      (17)       4        20      (31)    (11)

EQ/QUALITY BOND PLUS.................................        A            36      (66)     (30)       32      (37)     (5)
EQ/QUALITY BOND PLUS.................................        B            11      (18)      (7)       14      (17)     (3)

EQ/SMALL COMPANY INDEX...............................        A            60      (31)      29        38      (31)      7
EQ/SMALL COMPANY INDEX...............................        B            16       (7)       9        15       (8)      7

EQ/T. ROWE PRICE GROWTH STOCK........................        A           178     (113)      65       129      (90)     39
EQ/T. ROWE PRICE GROWTH STOCK........................        B            61      (42)      19        37      (78)    (41)

EQ/UBS GROWTH & INCOME...............................        B            33      (20)      13         8      (20)    (12)

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO...... SERVICE CLASS 2      3       (2)       1         3       (4)     (1)

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.............. SERVICE CLASS 2    105      (70)      35        60      (92)    (32)

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.............. SERVICE CLASS 2     16      (11)       5        16       (4)     12

FIDELITY(R) VIP GOVERNMENT MONEY MARKET PORTFOLIO.... SERVICE CLASS 2     44      (21)      23        56      (50)      6

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO............ SERVICE CLASS 2     30      (23)       7        24      (21)      3

FIDELITY(R) VIP HIGH INCOME PORTFOLIO................ SERVICE CLASS 2     21      (15)       6        16      (14)      2

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO...... SERVICE CLASS 2    289     (150)     139       151      (87)     64

FIDELITY(R) VIP MID CAP PORTFOLIO.................... SERVICE CLASS 2    108      (67)      41        61      (35)     26

FIDELITY(R) VIP VALUE PORTFOLIO...................... SERVICE CLASS 2      4       (1)       3         5       (5)     --

FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO........... SERVICE CLASS 2      4       (1)       3         1       (2)     (1)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                  2017                        2016
                                                                       --------------------------  --------------------------
                                                                        UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                       ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                        SHARE CLASS**  (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                        -------------- ------- -------- ---------- ------- -------- ----------

FRANKLIN MUTUAL SHARES VIP FUND........................    CLASS 2        22      (16)       6        13      (20)      (7)

FRANKLIN RISING DIVIDENDS VIP FUND.....................    CLASS 2        25      (53)     (28)       56      (72)     (16)

FRANKLIN SMALL CAP VALUE VIP FUND......................    CLASS 2        81      (40)      41        74      (34)      40

FRANKLIN STRATEGIC INCOME VIP FUND.....................    CLASS 2        49      (31)      18        41      (46)      (5)

GOLDMAN SACHS VIT MID CAP VALUE FUND................... SERVICE SHARES    26      (19)       7        12      (18)      (6)

INVESCO V.I. DIVERSIFIED DIVIDEND FUND.................   SERIES II      166     (146)      20       488      (70)     418

INVESCO V.I. GLOBAL REAL ESTATE FUND...................   SERIES II      100      (75)      25       103      (68)      35

INVESCO V.I. INTERNATIONAL GROWTH FUND.................   SERIES II      247     (189)      58       110      (87)      23

INVESCO V.I. MID CAP CORE EQUITY FUND..................   SERIES II       12       (6)       6         7       (5)       2

INVESCO V.I. SMALL CAP EQUITY FUND.....................   SERIES II       11       (4)       7         5       (7)      (2)

IVY VIP DIVIDEND OPPORTUNITIES.........................    CLASS II        8       (4)       4        13      (12)       1

IVY VIP ENERGY.........................................    CLASS II       72      (81)      (9)      101      (66)      35

IVY VIP HIGH INCOME....................................    CLASS II      186      (93)      93       210     (116)      94

IVY VIP MID CAP GROWTH.................................    CLASS II       53      (42)      11        41      (57)     (16)

IVY VIP SCIENCE AND TECHNOLOGY.........................    CLASS II       78      (74)       4        73      (96)     (23)

IVY VIP SMALL CAP GROWTH...............................    CLASS II       26      (17)       9        28      (31)      (3)

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.... SERVICE SHARES   342     (160)     182       281     (190)      91

MFS(R) INTERNATIONAL VALUE PORTFOLIO................... SERVICE CLASS    300     (118)     182       253     (146)     107

MFS(R) INVESTORS TRUST SERIES.......................... SERVICE CLASS      8       (5)       3         6       (4)       2

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.. SERVICE CLASS      8       (7)       1        10       (4)       6

MFS(R) UTILITIES SERIES................................ SERVICE CLASS     19      (32)     (13)       44      (15)      29

MULTIMANAGER AGGRESSIVE EQUITY.........................       A           24      (56)     (32)       15      (59)     (44)
MULTIMANAGER AGGRESSIVE EQUITY.........................       B           14      (17)      (3)        6      (22)     (16)

MULTIMANAGER CORE BOND.................................       A           34      (23)      11        36      (26)      10
MULTIMANAGER CORE BOND.................................       B           43      (79)     (36)       31      (43)     (12)

MULTIMANAGER MID CAP GROWTH............................       A            1       (2)      (1)       --       (3)      (3)
MULTIMANAGER MID CAP GROWTH............................       B            5      (33)     (28)        9      (18)      (9)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                   2017                        2016
                                                                        --------------------------  --------------------------
                                                                         UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                        ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                      SHARE CLASS**     (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                   -------------------- ------- -------- ---------- ------- -------- ----------

MULTIMANAGER MID CAP VALUE........................          A               2       (6)      (4)        4       (5)      (1)
MULTIMANAGER MID CAP VALUE........................          B               6      (39)     (33)        5      (22)     (17)

MULTIMANAGER TECHNOLOGY...........................          A              37      (38)      (1)       25      (27)      (2)
MULTIMANAGER TECHNOLOGY...........................          B              34      (26)       8        23      (40)     (17)

NATURAL RESOURCES PORTFOLIO.......................       CLASS II         196     (180)      16        40      (24)      16

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO...    ADVISOR CLASS        29      (18)      11        27      (23)       4

PIMCO REAL RETURN PORTFOLIO.......................    ADVISOR CLASS        83      (63)      20        78      (94)     (16)

PIMCO TOTAL RETURN PORTFOLIO......................    ADVISOR CLASS       130     (132)      (2)      161     (176)     (15)

T. ROWE PRICE EQUITY INCOME PORTFOLIO - II........       CLASS II          18      (21)      (3)       21      (65)     (44)

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II......       CLASS II          48      (39)       9        53      (39)      14

TARGET 2015 ALLOCATION............................          B              44      (24)      20         3       (1)       2

TARGET 2025 ALLOCATION............................          B              68      (18)      50        26       (6)      20

TARGET 2035 ALLOCATION............................          B              28       (6)      22        11       (5)       6

TARGET 2045 ALLOCATION............................          B              25      (12)      13         6       (7)      (1)

TARGET 2055 ALLOCATION............................          B               8       (2)       6         2       --        2

TEMPLETON DEVELOPING MARKETS VIP FUND.............       CLASS 2           87      (54)      33        29      (26)       3

TEMPLETON GLOBAL BOND VIP FUND....................       CLASS 2          150      (93)      57       100     (100)      --

TEMPLETON GROWTH VIP FUND.........................       CLASS 2            5       (6)      (1)        6       (8)      (2)

VANECK VIP GLOBAL HARD ASSETS FUND................    CLASS S SHARES       50      (54)      (4)       84      (76)       8

VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX
 PORTFOLIO........................................ INVESTOR SHARE CLASS     7       (7)      --         6      (12)      (6)

-----------
The accompanying notes are an integral part of these financial statements.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
The -- on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

                                    FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account FP ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 -- Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series(R), AXA Premier VIP Trust ("VIP"), BlackRock Variable Series Funds, Inc., EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Funds Variable Insurance Portfolios, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, MFS(R) Variable Insurance Trusts, PIMCO Variable Insurance Trust, T. Rowe Price Equity Series, Inc., The Prudential Series Fund, Van Eck VIP Trust, and Vanguard Variable Insurance Fund (collectively, "the Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the Variable Investment Options listed below. The Account presents, for each of these Variable Investment Options, a Statement of Assets and Liabilities as of December 31, 2017, a Statement of Operations for the year or period ended December 31, 2017, and a Statement of Changes in Net Assets for the years or periods ended December 31, 2017 and 2016, except as otherwise indicated below:
     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
  .   Invesco V.I. Diversified Dividend Fund
  .   Invesco V.I. Global Real Estate Fund
  .   Invesco V.I. International Growth Fund
  .   Invesco V.I. Mid Cap Core Equity Fund
  .   Invesco V.I. Small Cap Equity Fund

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  .   American Century VP Mid Cap Value Fund

     AMERICAN FUNDS INSURANCE SERIES(R)
  .   American Funds Insurance Series(R) Global Small Capitalization Fund/SM/
  .   American Funds Insurance Series(R) New World Fund(R)

     AXA PREMIER VIP TRUST*
  .   AXA Aggressive Allocation
  .   AXA Conservative Allocation
  .   AXA Conservative-Plus Allocation
  .   AXA Moderate Allocation
  .   AXA Moderate-Plus Allocation
  .   Charter/SM/ Multi-Sector Bond
  .   Charter/SM/ Small Cap Growth
  .   Charter/SM/ Small Cap Value
  .   Target 2015 Allocation
  .   Target 2025 Allocation
  .   Target 2035 Allocation
  .   Target 2045 Allocation
  .   Target 2055 Allocation

     BLACKROCK VARIABLE SERIES FUNDS, INC.
  .   BlackRock Global Allocation V.I. Fund

     EQ ADVISORS TRUST*
  .   1290 VT Convertible Securities/(1)/
  .   1290 VT Doubleline Dynamic Allocation/(2)/
  .   1290 VT Doubleline Opportunistic Bond/(3) /
  .   1290 VT Equity Income/(4)/
  .   1290 VT Gamco Mergers & Acquisitions/(5)/
  .   1290 VT Gamco Small Company Value/(6)/
  .   1290 VT SmartBeta Equity/(7) /
  .   1290 VT Socially Responsible
  .   All Asset Growth-Alt 20
  .   AXA 400 Managed Volatility
  .   AXA 500 Managed Volatility
  .   AXA 2000 Managed Volatility
  .   AXA Balanced Strategy
  .   AXA Conservative Growth Strategy
  .   AXA Conservative Strategy
  .   AXA Global Equity Managed Volatility
  .   AXA Growth Strategy
  .   AXA International Core Managed Volatility
  .   AXA International Managed Volatility
  .   AXA International Value Managed Volatility
  .   AXA Large Cap Core Managed Volatility
  .   AXA Large Cap Growth Managed Volatility
  .   AXA Large Cap Value Managed Volatility
  .   AXA Mid Cap Value Managed Volatility
  .   AXA Moderate Growth Strategy
  .   AXA/AB Small Cap Growth
  .   AXA/Clearbridge Large Cap Growth
  .   AXA/Janus Enterprise
  .   AXA/Loomis Sayles Growth
  .   EQ/BlackRock Basic Value Equity
  .   EQ/Capital Guardian Research

                                    FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

1. Organization (Continued)

  .   EQ/Common Stock Index
  .   EQ/Core Bond Index
  .   EQ/Equity 500 Index
  .   EQ/Global Bond PLUS
  .   EQ/Intermediate Government Bond
  .   EQ/International Equity Index
  .   EQ/Invesco Comstock
  .   EQ/JPMorgan Value Opportunities
  .   EQ/Large Cap Growth Index
  .   EQ/Large Cap Value Index
  .   EQ/MFS International Growth
  .   EQ/Mid Cap Index
  .   EQ/Money Market
  .   EQ/PIMCO Ultra Short Bond
  .   EQ/Quality Bond PLUS
  .   EQ/Small Company Index
  .   EQ/T. Rowe Price Growth Stock
  .   EQ/UBS Growth & Income
  .   Multimanager Aggressive Equity
  .   Multimanager Core Bond
  .   Multimanager Mid Cap Growth
  .   Multimanager Mid Cap Value
  .   Multimanager Technology

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
  .   Fidelity(R) VIP Asset Manager: Growth Portfolio
  .   Fidelity(R) VIP Contrafund(R) Portfolio
  .   Fidelity(R) VIP Equity-Income Portfolio
  .   Fidelity(R) VIP Government Money Market Portfolio
  .   Fidelity(R) VIP Growth & Income Portfolio
  .   Fidelity(R) VIP High Income Portfolio
  .   Fidelity(R) VIP Investment Grade Bond Portfolio
  .   Fidelity(R) VIP Mid Cap Portfolio
  .   Fidelity(R) VIP Value Portfolio
  .   Fidelity(R) VIP Value Strategies Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
  .   Franklin Mutual Shares VIP Fund
  .   Franklin Rising Dividends VIP Fund
  .   Franklin Small Cap Value VIP Fund
  .   Franklin Strategic Income VIP Fund
  .   Templeton Developing Markets VIP Fund
  .   Templeton Global Bond VIP Fund
  .   Templeton Growth VIP Fund

     GOLDMAN SACHS VARIABLE INSURANCE TRUST
  .   Goldman Sachs VIT Mid Cap Value Fund

     IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
  .   Ivy VIP Dividend Opportunities
  .   Ivy VIP Energy
  .   Ivy VIP High Income
  .   Ivy VIP Mid Cap Growth
  .   Ivy VIP Science And Technology
  .   Ivy VIP Small Cap Growth

     LAZARD RETIREMENT SERIES, INC.
  .   Lazard Retirement Emerging Markets Equity Portfolio

     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  .   Clearbridge Variable Mid Cap Portfolio

     MFS(R) VARIABLE INSURANCE TRUSTS
  .   MFS(R) International Value Portfolio
  .   MFS(R) Investors Trust Series
  .   MFS(R) Massachusetts Investors Growth Stock Portfolio
  .   MFS(R) Utilities Series

     PIMCO VARIABLE INSURANCE TRUST
  .   PIMCO CommodityRealReturn(R) Strategy Portfolio
  .   PIMCO Real Return Portfolio
  .   PIMCO Total Return Portfolio

     T. ROWE PRICE EQUITY SERIES, INC.
  .   T. Rowe Price Equity Income Portfolio - II
  .   T. Rowe Price Health Sciences Portfolio - II

     THE PRUDENTIAL SERIES FUND
  .   Natural Resources Portfolio

     VANECK VIP TRUST
  .   VanEck VIP Global Hard Assets Fund

     VANGUARD VARIABLE INSURANCE FUND
  .   Vanguard Variable Insurance Fund - Equity Index Portfolio


  (1)Formerly known as EQ/Convertible Securities.
  (2)Formerly known as All Asset Moderate Growth - Alt 15.
  (3)Formerly known as AXA/DoubleLine Opportunistic Core Plus Bond.
  (4)Formerly known as EQ/Boston Advisors Equity Income.

  (5)Formerly known as EQ/GAMCO Mergers and Acquisitions.
  (6)Formerly known as EQ/GAMCO Small Company Value.
  (7)Formerly known as AXA SmartBeta Equity.

   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

                                    FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

1. Organization (Concluded)


   The Account is used to fund benefits for the following Variable Life products (collectively, the "Contracts"):

 .   Accumulator Life                   .   IL Legacy II
 .   Incentive Life                     .   IL Legacy III
 .   Incentive Life 2000                .   IL Protector/SM/
 .   Incentive Life Sales (1999 and     .   Incentive Life COLI
     after)                             .   Incentive Life COLI '04
 .   Incentive Life '02                 .   Champion 2000
 .   Incentive Life '06                 .   Survivorship 2000
 .   Incentive Life(R) Optimizer        .   Survivorship Incentive Life 1999
 .   Incentive Life Optimizer. II       .   Survivorship Incentive Life '02
 .   Incentive Life Optimizer. III      .   Survivorship Incentive Life(R)
 .   Incentive Life Plus/SM/                Legacy
 .   Incentive Life Plus Original       .   SP-Flex
     Series                             .   Corporate Owned Incentive Life(R)
 .   Paramount Life
 .   IL Legacy

   The Incentive Life 2000, Champion 2000 and Survivorship 2000 Contracts are herein referred to as the "Series 2000 Policies." Incentive Life Plus/SM/ Contracts offered with a prospectus dated on or after September 15, 1995, are referred to as "Incentive Life Plus/SM/." Incentive Life Plus Contracts issued with a prior prospectus are referred to as "Incentive Life Plus Original Series."

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable and (2) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation of units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

   In the normal course of business, AXA Equitable may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS:

   Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

                                    FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

2. Significant Accounting Policies (Concluded)


   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

   Investment transactions are recorded on the trade date. Dividend income and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss ) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

   DUE TO AND DUE FROM:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   ACCUMULATION NONUNITIZED:

   Accumulation nonunitized represents a product offered based upon a dollar amount (starting at $1) rather than units. It is similar to Accumulation Units accounts, which are based upon units, as the dollar amount of the Contractowner account changes with the investment activity of the Variable Investment Option the Contract is invested in, net of contract charges.

   CONTRACT PAYMENTS AND TRANSFERS:

   Payments received from Contractowners represent participant contributions under the Contracts reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to the Variable Investment Options, and (except for SP-Flex Contracts), to the guaranteed interest account of AXA Equitable's General Account, and/or index fund options of Separate Account No. 67.

   Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account, and/or index fund options of Separate Account No. 67. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

   TAXES:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 -- Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 -- Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

                                    FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

3. Fair Value Disclosures (Concluded)


   Level 3 -- Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4. Purchases and Sales of Portfolio

   The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2017 were as follows:

                                                              PURCHASES     SALES
                                                             ----------- -----------
1290 VT Convertible Securities.............................. $   688,313 $    76,163
1290 VT DoubleLine Dynamic Allocation.......................   3,061,847     587,713
1290 VT DoubleLine Opportunistic Bond.......................     223,368      20,905
1290 VT Equity Income.......................................   3,587,928   2,172,395
1290 VT Gamco Mergers & Acquisitions........................   3,541,383   2,253,110
1290 VT Gamco Small Company Value...........................  32,229,515  20,265,579
1290 VT SmartBeta Equity....................................     436,614      69,715
1290 VT Socially Responsible................................   1,851,746   1,042,905
All Asset Growth-Alt 20.....................................   4,792,231   4,488,053
American Century VP Mid Cap Value Fund......................  12,785,864  11,950,075
American Funds Insurance Series(R) Global Small
 Capitalization Fund/SM/....................................   3,078,183   1,035,732
American Funds Insurance Series(R) New World Fund(R)........   4,050,624   1,614,868
AXA 400 Managed Volatility..................................   1,937,390   1,028,198
AXA 500 Managed Volatility..................................   2,797,303   1,169,463
AXA 2000 Managed Volatility.................................   1,687,814     741,607
AXA Aggressive Allocation...................................  17,528,644  16,428,366
AXA Balanced Strategy.......................................   8,088,494   1,483,605
AXA Conservative Allocation.................................   4,361,308   7,757,433
AXA Conservative Growth Strategy............................   1,563,301     653,114
AXA Conservative Strategy...................................     370,202     576,381
AXA Conservative-Plus Allocation............................   6,126,584   6,637,995
AXA Global Equity Managed Volatility........................   4,814,527  17,589,764
AXA Growth Strategy.........................................   7,635,476   1,576,416
AXA International Core Managed Volatility...................   3,079,157  11,098,355
AXA International Managed Volatility........................   1,037,593     377,441
AXA International Value Managed Volatility..................   4,990,397  10,061,983
AXA Large Cap Core Managed Volatility.......................   3,505,125   3,127,496
AXA Large Cap Growth Managed Volatility.....................  26,113,101  26,263,555
AXA Large Cap Value Managed Volatility......................  12,645,478  38,033,962
AXA Mid Cap Value Managed Volatility........................  20,010,466  21,326,133
AXA Moderate Allocation.....................................  56,044,398  88,313,842
AXA Moderate Growth Strategy................................  11,231,764   7,120,668
AXA Moderate-Plus Allocation................................  44,347,394  43,503,147
AXA/AB Small Cap Growth.....................................  24,021,528  26,704,500
AXA/ClearBridge Large Cap Growth............................  15,488,792  14,833,678
AXA/Janus Enterprise........................................   9,456,010   6,892,287
AXA/Loomis Sayles Growth....................................   8,091,394   6,188,838
BlackRock Global Allocation V.I. Fund.......................   1,315,209   1,910,729
Charter/SM/ Multi-Sector Bond...............................   5,370,732  15,642,692
Charter/SM/ Small Cap Growth................................   2,180,299   1,774,069
Charter/SM/ Small Cap Value.................................   2,220,537   4,114,280
ClearBridge Variable Mid cap Portfolio......................     330,803      19,907
EQ/BlackRock Basic Value Equity.............................  14,547,219  27,091,285

                                    FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

4. Purchases and Sales of Portfolio (Continued)

                                                              PURCHASES      SALES
                                                             ------------ ------------
EQ/Capital Guardian Research................................ $ 14,290,596 $ 13,678,491
EQ/Common Stock Index.......................................   56,503,464  172,696,701
EQ/Core Bond Index..........................................   34,532,810   35,728,224
EQ/Equity 500 Index.........................................  101,604,566  124,020,758
EQ/Global Bond Plus.........................................    2,701,623    3,455,355
EQ/Intermediate Government Bond.............................   16,421,488   18,175,192
EQ/International Equity Index...............................   40,795,581   35,534,640
EQ/Invesco Comstock.........................................    6,295,546    4,574,280
EQ/JPMorgan Value Opportunities.............................   18,140,590    7,993,732
EQ/Large Cap Growth Index...................................   14,830,050   14,504,335
EQ/Large Cap Value Index....................................    6,874,810    4,546,356
EQ/MFS International Growth.................................    8,786,535    6,411,621
EQ/Mid Cap Index............................................   42,794,121   19,364,549
EQ/Money Market.............................................  175,661,650  181,325,659
EQ/PIMCO Ultra Short Bond...................................    6,318,678    4,233,433
EQ/Quality Bond Plus........................................    4,634,317   16,274,925
EQ/Small Company Index......................................   23,528,886   12,012,104
EQ/T. Rowe Price Growth Stock...............................   30,173,006   14,194,261
EQ/UBS Growth & Income......................................    6,700,768    3,617,531
Fidelity(R) VIP Asset Manager: Growth Portfolio.............      295,413      133,392
Fidelity(R) VIP Contrafund(R) Portfolio.....................   17,974,709   12,043,417
Fidelity(R) VIP Equity-Income Portfolio.....................      569,865      496,936
Fidelity(R) VIP Government Money Market Portfolio...........      598,565      841,467
Fidelity(R) VIP Growth & Income Portfolio...................    3,773,035    3,383,902
Fidelity(R) VIP High Income Portfolio.......................    1,306,726      917,301
Fidelity(R) VIP Investment Grade Bond Portfolio.............   20,775,820   13,935,494
Fidelity(R) VIP Mid Cap Portfolio...........................    9,327,338    5,518,912
Fidelity(R) VIP Value Portfolio.............................      229,049      233,824
Fidelity(R) VIP Value Strategies Portfolio..................      254,199       36,784
Franklin Mutual Shares VIP Fund.............................    2,043,526    1,838,710
Franklin Rising Dividends VIP Fund..........................    8,287,995   11,121,856
Franklin Small Cap Value VIP Fund...........................    5,633,422    4,795,439
Franklin Strategic Income VIP Fund..........................    7,583,758    4,189,882
Goldman Sachs VIT Mid Cap Value Fund........................    5,383,442    3,527,329
Invesco V.I. Diversified Dividend Fund......................    4,222,648    3,395,895
Invesco V.I. Global Real Estate Fund........................    7,796,537    7,430,499
Invesco V.I. International Growth Fund......................   12,837,671   10,801,318
Invesco V.I. Mid Cap Core Equity Fund.......................      809,005      780,828
Invesco V.I. Small Cap Equity Fund..........................    1,438,337      546,394
Ivy VIP Dividend Opportunities..............................      409,656      229,519
Ivy VIP Energy..............................................    4,754,803    6,567,860
Ivy VIP High Income.........................................   10,458,709    6,640,554
Ivy VIP Mid Cap Growth......................................    4,905,070    5,509,462
Ivy VIP Science And Technology..............................   13,864,833   10,629,968
Ivy VIP Small Cap Growth....................................    3,621,085    1,804,587
MFS(R) Utilities Series.....................................   19,730,804   13,076,614
MFS(R) International Value Portfolio........................   26,499,243   15,224,482
MFS(R) Investors Trust Series...............................    1,841,207      943,754
MFS(R) Massachusetts Investors Growth Stock Portfolio.......    1,624,484    1,442,803
MFS(R) Utilities Series.....................................      497,686    1,004,473
Multimanager Aggressive Equity..............................    6,782,699   37,058,774
Multimanager Core Bond......................................   10,029,910   15,711,519
Multimanager Mid Cap Growth.................................    3,673,842    8,076,068
Multimanager Mid Cap Value..................................    2,092,795   11,628,383

                                    FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

4. Purchases and Sales of Portfolio (Concluded)

                                                                PURCHASES     SALES
                                                               ----------- -----------
Multimanager Technology....................................... $28,573,025 $17,787,032
Natural Resources Portfolio...................................  10,143,944   9,722,170
PIMCO CommodityRealReturn(R) Strategy Portfolio...............   3,039,513   1,198,040
PIMCO Real Return Portfolio...................................   5,926,823   6,043,768
PIMCO Total Return Portfolio..................................  12,470,259  11,677,007
T. Rowe Price Equity Income Portfolio - II....................   4,887,339   3,988,042
T. Rowe Price Health Sciences Portfolio - II..................   3,679,609   3,051,830
Target 2015 Allocation........................................   2,269,588     766,185
Target 2025 Allocation........................................   6,373,404   1,497,579
Target 2035 Allocation........................................   2,060,040     430,373
Target 2045 Allocation........................................   2,412,630   1,601,215
Target 2055 Allocation........................................     419,830     161,012
Templeton Developing Markets VIP Fund.........................   9,737,392   5,990,228
Templeton Global Bond VIP Fund................................   9,748,501   6,215,167
Templeton Growth VIP Fund.....................................     841,440     911,122
VanEck VIP Global Hard Assets Fund............................   3,955,881   4,255,740
Vanguard Variable Insurance Fund - Equity Index Portfolio.....   2,217,574   1,735,356

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT and VIP issue Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management and advisory services and other Portfolio expenses. Class A and Class B are also subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by the EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

   AXA Equitable Funds Management Group, LLC ("FMG LLC"), a wholly-owned subsidiary of AXA Equitable serves as investment manager of the Portfolios of EQAT and VIP. FMG LLC either (1) contracts with and oversees the activities of the investment sub-advisors with respect to the Portfolios and is responsible for retaining and discontinuing the services of those sub-advisors or (2) directly manages the Portfolios. FMG LLC receives management fees for services performed in its capacity as investment manager of the Portfolios of EQAT and VIP, and pays fees to the sub-advisors for sub-advisory services to the respective Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.46% to a high of 1.45% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' investment in the Portfolios. These fees and payments range from 0.00% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the AXA/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index, as well as a portion of AXA Large Cap Value Managed Volatility, EQ/Quality Bond PLUS, Multimanager

                                    FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

5. Expenses and Related Party Transactions (Concluded)

   Aggressive Equity, and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network") or its subsidiaries. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell Contracts for these companies are appointed as agents of AXA Equitable and are registered representatives of the agencies and affiliated broker-dealer. AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.

   AXA Equitable serves as the transfer agent for EQAT and VIP.

6. Reorganization

   In May 2017, pursuant to an Agreement and Plan of Reorganization and Termination, as approved by contractholders, All Asset Growth-Alt 20 (the "Surviving Portfolio") acquired the net assets of All Asset Aggressive-Alt 25 (the "Removed Portfolio"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolio (the "Removed Investment Option") were replaced with the Variable Investment Options that invest in the Surviving Portfolio (the "Surviving Investment Option"). For accounting purposes, these reorganizations were treated as a merger.

-------------------------------------------------------------------------------
                          REMOVED PORTFOLIO            SURVIVING PORTFOLIO
-------------------------------------------------------------------------------
 MAY 19, 2017             ALL ASSET AGGRESSIVE-ALT 25  ALL ASSET GROWTH-ALT 20
-------------------------------------------------------------------------------
Shares -- Class B                              496,159                1,323,456
Value -- Class B          $                      12.58 $                  20.09
Net Assets Before Merger  $                  6,242,639 $             20,339,358
Net Assets After Merger   $                         -- $             26,581,997
Unrealized Loss           $                    347,214

   In 2016, there were no reorganizations within the Variable Investment Options of the Account.

7. Asset-based Charges and Contractowner Charges

   The table below lists the charges for each product. These charges are reflected as "Asset-based Charges" in the Statement of Operations or as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                                             MORTALITY AND
                                                             EXPENSE RISKS     MORTALITY  ADMINISTRATIVE   TOTAL
                                                             -------------    ---------   --------------   ------

Accumulator Life............................................   varies/(b)(d)/ varies/(b)/   varies/(b)(f)/ varies

Incentive Life, Champion 2000...............................    0.60%/(a)/           --            --       0.60%

Incentive Life 2000, Incentive Life 1999, Incentive Life
 Plus.......................................................    0.60%/(l)(n)/        --            --       0.60%

Incentive Life '02..........................................   varies/(b)(g)/        --            --       0.80%

Incentive Life '06..........................................    0.85%/(b)(e)/        --            --       0.85%

Survivorship Incentive Life '02.............................    0.90%/(b)(m)/        --            --       0.90%

Paramount Life..............................................    0.60%/(a)/           --            --       0.60%

Incentive Life Plus Original Series.........................    0.60%/(b)(l)/        --            --       0.60%

                                    FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Asset-based Charges and Contractowner Charges (Continued)

                                                              MORTALITY AND
                                                              EXPENSE RISKS     MORTALITY  ADMINISTRATIVE TOTAL
                                                             -------------      ---------  -------------- -----

Incentive Life COLI.........................................   0.60%/(b)/             --            --    0.60%

Incentive Life COLI '04.....................................   0.75%/(b)(c)/          --            --    0.75%

Survivorship Incentive Life 1999............................   0.60%/(a)/             --            --    0.60%

Survivorship 2000...........................................   0.90%/(a)/             --            --    0.90%

IL Legacy...................................................   1.75%/(b)(h)/          --            --    1.75%

IL Legacy II................................................   0.85%/(b)(i)(l)/       --            --    0.85%

IL Legacy III...............................................   0.85%/(b)(i)(l)/       --            --    0.85%

IL Protector................................................   0.80%/(a)/             --            --    0.80%

SP-Flex.....................................................   0.85%/(a)/       0.60%/(a)/    0.35%/(a)/  1.80%

Incentive Life(R) Optimizer.................................   0.85%/(b)(e)(l)/       --            --    0.85%

Incentive Life Optimizer II.................................   0.85%/(b)(e)(l)/       --            --    0.85%

Incentive Life Optimizer III................................   0.60%/(b)(l)(o)/       --            --    0.60%

Survivorship Incentive Life(R) Legacy.......................   0.55%/(b)(j)/          --            --    0.55%

Corporate Owned Incentive Life(R)...........................   0.35%/(b)(k)(l)/       --            --    0.35%

   ----------
  (a)Charged to daily net assets of the Account.
  (b)Charged to Contractowners Account and is included in Transfer for contract benefits and terminations in the Statements of Changes in Net Assets.
  (c)Policy years 1-5 0.75% (1.00% maximum) Policy years 6-20 0.55% (0.75%
     maximum) Policy years 21+ 0.35% (0.50% maximum)
  (d)Varies by age, sex, class. The highest current charge is 1.21%. Policy years 1-10 0.71% to 1.46% maximum Policy years 11+ 0.30% to 0.50% maximum
  (e)Policy years 1-8 0.85% (1.00% maximum) Policy years 9-10 0.00% (1.00%
     maximum) Policy years 11+ 0.00% (0.50% maximum)
  (f)Policy years 1-10 0.72% to 1.73% Policy years 11+ 0.11% to 0.32%
  (g)Policy years 1-15 0.80%, 0.70% or 0.60% depending (0.80% maximum) Policy years 16+ 0.30% or 0.20% depending (0.50% maximum)
  (h)Policy years 1-10 1.75% (maximum and current) Policy years 11-20 0.25% (0.50% maximum) Policy Years 21+ 0.00% (0.50% maximum)
  (i)Policy years 1-15 0.85% (maximum and current) Policy years 16+ 0.00% (0.85% maximum) For policies with the ENLG rider, there is an additional charge of 0.15% deducted while the rider is in effect.
  (j)Policy years 1-15 0.55% (maximum and current) Policy years 16+ 0.05% (0.55% maximum) For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.
  (k)Policy years 1-10 0.15% (0.50% maximum); however, 0.35% (0.50% maximum) of any account value allocated to MSO segments. Policy years 11+ 0.10% (0.35% maximum)
  (l)For policies with MSO, there is an additional charge of 1.40% (2.40% maximum) of any policy account value allocated to each segment.
  (m)Policy year 1-15 0.90% (maximum and current) Policy year 16+ 0.60% or 0.30% depending (0.90% maximum)
  (n)Charged to daily net assets of the Account for all investment options except MSO. However, for any account value allocated to MSO segments, the M & E is charged to Contract owners Account.
  (o)Policy years 1-8 0.60% (current) Policy years 1-10 1.00% (maximum) Policy years 8+ 0.00% (current) Policy years 11+ 0.50% (maximum)

   The Accumulator Life Program utilizes two insurance products -- a single premium fixed annuity contract and a flexible premium variable life insurance policy. The Program is designed to provide a simple method to purchase a variable life insurance policy with a single purchase payment. The Accumulator Life mortality and expense guaranteed risk charges are 0.71% to 1.46% in years 1 to 10 and 0.30% to 0.50% in years 11 and beyond. The current mortality and expense risk charges are lower than the guaranteed charges. The highest current charge is 1.21%. Beginning in year 11, the current rates are scheduled to decrease further. As Accumulator Life was first offered in 2004, future decreases have not yet taken effect. The Accumulator Life guaranteed administrative charges vary in years 1 to 10 from 0.72% to 1.73% of the Policy Account Value, depending on age, sex, and class. The current and guaranteed basis charges are equal. Beginning in policy year 11 the administrative rates are guaranteed to decrease. The Accumulator Life current cost of insurance charges vary in years 1 to 10 from 1.27% to 2.42% of the greater of (1) the Policy Account Value and
   (2) the Mortality Charge Base (accumulation of the 7-pay premiums due, up to that time at 4%), depending on the age, sex, and class. Beginning in policy year 11 the current cost of insurance charges decrease on a current basis. The cost of insurance charge is capped at the guaranteed cost of insurance rate times the Net Amount of Risk.

   The Incentive Life '02 mortality and expense risk charge of 0.80%, 0.70% or 0.60% will be in effect for the first 15 policy years depending upon the value of the Contractowner's Variable Investment Options. For policy years 16 and later the charge is currently 0.30% or 0.20%,

                                    FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Asset-based Charges and Contractowner Charges (Continued)

   depending upon the value of the Contractowner's Variable Investment Options. The Survivorship Incentive Life '02 mortality and expense risk charge of 0.90% will be in effect for the first 15 policy years. For policy years 16 and later the charge is currently 0.60% and 0.30% depending upon the value of the Contractowner's Variable Investment Options. The current mortality and expense risk charges are lower than guaranteed charges.

   The Incentive Life Legacy mortality and expense risk charge of 1.75% will be in effect for the first ten policy years on a current and guaranteed basis. For policy years 11-20, the charge is currently 0.25% and for policy years 21 and later, it is 0.00%. In policy years 11 and later the current mortality and expense risk charges are lower than guaranteed charges.

   The Incentive Life '06, Incentive Life(R) Optimizer and Incentive Life Optimizer II mortality and expense risk charge of 0.85% will be in effect for the first eight policy years on a current basis. For policy years 9 and later, no charge is deducted on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

   The Incentive Life Optimizer III mortality and expense risk charge of 0.60% will be in effect for the first eight policy years on a current basis. For policy years 9 and later, no charge is deducted on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

   The Incentive Life Legacy II and Incentive Life Legacy III mortality and expense risk charge of 0.85% will be in effect for the first fifteen policy years on a current basis. For policy years 16 and later, no charge is deducted on a current basis. The current mortality and expense risk charges for policy years 16 and later are lower than the guaranteed charges.

   The Survivorship Incentive Life(R) Legacy mortality and expense risk charge of 0.55% will be in effect for the first fifteen policy years. For policy years sixteen and later the charge is currently 0.05%. The current mortality and expense risk charges are lower than the guaranteed charges. For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.

   The Corporate Owned Incentive Life(R) mortality and expense risk charge of 0.15% (0.35% of any account value allocated to MSO segments) will be in effect for the first ten policy years on a current basis. For policy years 11 and later, the charge will be 0.10% on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

   For IL 2000, IL Plus, IL Plus Original Series, IL 99, IL Optimizer, IL Optimizer II, IL Legacy II, IL Legacy III, IL Optimizer III and Corporate Owned Incentive Life(R) policies, there is an additional charge of 1.40% of any policy account value allocated to each segment of the Market Stabilizer Option on a current basis. The current percentage charge for MSO is lower than the guaranteed charge.

   Before amounts are remitted to the Account for Incentive Life, IL Plus Original Series, IL Protector, Incentive Life Plus, Incentive Life COLI, Incentive Life COLI '04, Corporate Owned Incentive Life, and the Series 2000 Policies, AXA Equitable deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium charge (Incentive Life Plus, Survivorship Incentive Life 1999, Survivorship Incentive Life '02, Incentive Life 1999, Incentive Life '02, Incentive Life '06, Incentive Life Legacy, Paramount Life, IL Protector, Incentive Life COLI '04, IL Optimizer, IL Optimizer II, SIL Legacy, IL Legacy II, IL Legacy III, Corporate Owned Incentive Life, and Series 2000 Policies) from premiums.

   Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

   Contractowners' accounts are assessed monthly by AXA Equitable for mortality cost of insurance and optional rider benefit charges and administrative charges. SP-Flex mortality and expense and administrative charges are deducted daily. These charges are withdrawn from the Accounts along with amounts for additional benefits and are included in Transfers for contract benefits and terminations and Contract maintenance charges. Policy loans are reported in the Statements of Changes in Net Assets, in Transfers between Variable Investment Options including guaranteed interest account, net. Surrenders are included in the Transfers for contract benefits and terminations.

                                    FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Asset-based Charges and Contractowner Charges (Concluded)


   The table below lists all the fees charged by the Separate Account assessed as a redemption of units (except for those deducted from premium as noted); the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract, election of riders, or Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                             WHEN CHARGE
               CHARGES                       IS DEDUCTED                           AMOUNT DEDUCTED
                -------                       -----------                          ---------------

Riders                                  Monthly                 Amount varies depending on the specifics of your
                                                                policy. Depending on the rider, may be additional
                                                                charges deducted from premiums and upon exercise
                                                                of a policy continuation benefit.

Death Benefit Guarantee (Guaranteed     Monthly                 LOW - $0.01 for each $1,000 of face amount of the
Minimum Death Benefit Charge)                                   policy
                                                                HIGH - $0.02 for each $1,000 of face amount of the
                                                                policy

Charge for State and Local Tax Expense  At time of premium      Varies by state of residence of insured person.
                                        payment

Charge for Federal Tax Expenses         At time of premium      1.25%
                                        payment

Premium Charge                          At time of premium      Depending on the policy, varies from a flat fee of $2
                                        payment                 to $250 to a range of 2.25% to 30% of premiums

Monthly administrative charges          Monthly                 LOW - $8 per month
                                                                HIGH - Depending on face amount, policyholder
                                                                age at issue and policy year, up to $55 per month.
                                                                Depending on the policy, may also be a charge per
                                                                $1,000 of face amount ranging from $0.03 to $0.70

Cost of Insurance (COI) and Rating      Monthly                 Amount varies depending upon specifics of policy.
charge                                                          COI based upon amount at risk. Rating Charge
                                                                based upon face amount of insurance.

Surrender, termination or decrease in   At time of transaction  The amount of surrender charges if applicable is set
face amount of policy during the first                          forth in your policy.
10 or 15 years depending on Contract

Partial Withdrawal                      At time of transaction  $25 (or if less, 2% of the withdrawal), if applicable


Increase in policy's face amount        At time of transaction  $1.50 for each $1,000 of the increase (but not more than $250 in total), if applicable

Administrative Surrender Charge         At time of transaction  $2 to $6 per 1,000 depending on issue age which after the third year declines if applicable
                                                                Depending on the policy, may also be a charge per
                                                                policy ranging from $450 to $540 which after the
                                                                third year declines

Transfers among investment options      At time of transaction  LOW - $25 after 12 transfers if applicable
                                                                HIGH - $25 per transfer

                   AMOUNT DEDUCTED                         HOW DEDUCTED
                   ---------------                          ------------

Amount varies depending on the specifics of your policy. Depending on the rider, may be additional charges deducted from premiums and upon exercise of a policy continuation benefit.

LOW - $0.01 for each $1,000 of face amount of the policy
HIGH - $0.02 for each $1,000 of face amount of the policy

Varies by state of residence of insured person.


1.25%


Depending on the policy, varies from a flat fee of $2 to $250 to a range of 2.25% to 30% of premiums

LOW - $8 per month                                     Unit liquidation from
HIGH - Depending on face amount, policyholder          account value
age at issue and policy year, up to $55 per month.
Depending on the policy, may also be a charge per
$1,000 of face amount ranging from $0.03 to $0.70

Amount varies depending upon specifics of policy.      Unit liquidation from
COI based upon amount at risk. Rating Charge           account value
based upon face amount of insurance.

The amount of surrender charges if applicable is set   Unit liquidation from
forth in your policy.                                  account value


$25 (or if less, 2% of the withdrawal), if applicable  Unit liquidation from account value

$1.50 for each $1,000 of the increase (but not more    Unit liquidation from
than $250 in total), if applicable                     account value

$2 to $6 per 1,000 depending on issue age which        Unit liquidation from
after the third year declines if applicable            account value
Depending on the policy, may also be a charge per
policy ranging from $450 to $540 which after the
third year declines

LOW - $25 after 12 transfers if applicable             Unit liquidation from
HIGH - $25 per transfer                                account value

                                    FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                    YEARS ENDED DECEMBER 31,
                                                ----------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
1290 VT CONVERTIBLE SECURITIES
2017  Lowest contract charge 0.00% Class B       $ 12.73           --               --           --      14.27%
      Highest contract charge 0.60% Class B      $126.04           --               --           --      13.59%
      All contract charges                            --            6          $   605        9.59%          --
2016  Lowest contract charge 0.00% Class B(d)    $ 11.14           --               --           --      10.08%
      Highest contract charge 0.60% Class B(d)   $110.96           --               --           --       9.68%
      All contract charges                            --           --          $     9        9.66%          --
1290 VT DOUBLELINE DYNAMIC ALLOCATION
2017  Lowest contract charge 0.00% Class B       $123.19           --               --           --       9.61%
      Highest contract charge 0.90% Class B      $118.13           --               --           --       8.64%
      All contract charges                            --          258          $12,307        0.61%          --
2016  Lowest contract charge 0.00% Class B       $112.39           --               --           --       8.61%
      Highest contract charge 0.90% Class B      $108.74           --               --           --       7.63%
      All contract charges                            --          190          $ 9,492        1.68%          --
2015  Lowest contract charge 0.00% Class B       $103.48           --               --           --     (3.72)%
      Highest contract charge 0.90% Class B      $101.03           --               --           --     (4.60)%
      All contract charges                            --          134          $ 5,897        1.31%          --
2014  Lowest contract charge 0.00% Class B       $107.48           --               --           --       2.42%
      Highest contract charge 0.90% Class B      $105.90           --               --           --       1.50%
      All contract charges                            --           28          $ 2,538        2.43%          --
2013  Lowest contract charge 0.00% Class B(a)    $104.94           --               --           --       4.19%
      Highest contract charge 0.90% Class B(a)   $104.33           --               --           --       3.62%
      All contract charges                            --            9          $   925        2.85%          --
1290 VT DOUBLELINE OPPORTUNISTIC BOND
2017  Lowest contract charge 0.00% Class B(e)    $102.13           --               --           --       1.58%
      Highest contract charge 0.60% Class B(e)   $101.73           --               --           --       1.20%
      All contract charges                            --            3          $   200        3.42%          --
1290 VT EQUITY INCOME
2017  Lowest contract charge 0.00% Class A       $187.61           --               --           --      15.84%
      Highest contract charge 0.90% Class A      $170.32           --               --           --      14.80%
      All contract charges                            --           32          $ 5,633        1.70%          --
2016  Lowest contract charge 0.00% Class A       $161.95           --               --           --      12.98%
      Highest contract charge 0.90% Class A      $148.36           --               --           --      11.97%
      All contract charges                            --           31          $ 4,827        1.96%          --
2015  Lowest contract charge 0.00% Class A       $143.34           --               --           --     (1.70)%
      Highest contract charge 0.90% Class A      $132.50           --               --           --     (2.59)%
      All contract charges                            --           33          $ 4,517        1.55%          --
2014  Lowest contract charge 0.00% Class A       $145.82           --               --           --       8.67%
      Highest contract charge 0.90% Class A      $136.02           --               --           --       7.70%
      All contract charges                            --           37          $ 5,222        1.56%          --
2013  Lowest contract charge 0.00% Class A       $134.19           --               --           --      31.75%
      Highest contract charge 0.90% Class A      $126.30           --               --           --      30.56%
      All contract charges                            --           45          $ 5,916        1.94%          --

                                    FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
1290 VT EQUITY INCOME
2017  Lowest contract charge 0.00% Class B    $258.51           --               --           --      15.84%
      Highest contract charge 0.60% Class B   $173.85           --               --           --      15.15%
      All contract charges                         --           71          $17,017        1.70%          --
2016  Lowest contract charge 0.00% Class B    $223.16           --               --           --      12.99%
      Highest contract charge 0.60% Class B   $150.98           --               --           --      12.30%
      All contract charges                         --           73          $15,213        1.96%          --
2015  Lowest contract charge 0.00% Class B    $197.51           --               --           --     (1.70)%
      Highest contract charge 0.60% Class B   $134.44           --               --           --     (2.29)%
      All contract charges                         --           79          $14,262        1.55%          --
2014  Lowest contract charge 0.00% Class B    $200.93           --               --           --       8.67%
      Highest contract charge 0.60% Class B   $137.59           --               --           --       8.02%
      All contract charges                         --           82          $15,156        1.56%          --
2013  Lowest contract charge 0.00% Class B    $184.90           --               --           --      31.75%
      Highest contract charge 0.60% Class B   $127.38           --               --           --      30.97%
      All contract charges                         --           82          $13,916        1.94%          --
1290 VT GAMCO MERGERS & ACQUISITIONS
2017  Lowest contract charge 0.00% Class A    $149.14           --               --           --       6.19%
      Highest contract charge 0.00% Class A   $149.14           --               --           --       6.19%
      All contract charges                         --           44          $   988        0.17%          --
2016  Lowest contract charge 0.00% Class A    $140.45           --               --           --       7.69%
      Highest contract charge 0.00% Class A   $140.45           --               --           --       7.69%
      All contract charges                         --           18          $   746        0.01%          --
2015  Lowest contract charge 0.00% Class A    $130.42           --               --           --       2.63%
      Highest contract charge 0.00% Class A   $130.42           --               --           --       2.63%
      All contract charges                         --           21          $   699        0.00%          --
2014  Lowest contract charge 0.00% Class A    $127.08           --               --           --       1.64%
      Highest contract charge 0.00% Class A   $127.08           --               --           --       1.64%
      All contract charges                         --           17          $   633        0.00%          --
2013  Lowest contract charge 0.00% Class A    $125.03           --               --           --      10.98%
      Highest contract charge 0.00% Class A   $125.03           --               --           --      10.98%
      All contract charges                         --           16          $   849        0.42%          --
1290 VT GAMCO MERGERS & ACQUISITIONS
2017  Lowest contract charge 0.00% Class B    $191.34           --               --           --       6.18%
      Highest contract charge 0.90% Class B   $139.27           --               --           --       5.23%
      All contract charges                         --           93          $15,203        0.17%          --
2016  Lowest contract charge 0.00% Class B    $180.20           --               --           --       7.69%
      Highest contract charge 0.90% Class B   $132.35           --               --           --       6.73%
      All contract charges                         --           92          $14,108        0.01%          --
2015  Lowest contract charge 0.00% Class B    $167.33           --               --           --       2.62%
      Highest contract charge 0.90% Class B   $124.01           --               --           --       1.70%
      All contract charges                         --           96          $13,717        0.00%          --
2014  Lowest contract charge 0.00% Class B    $163.06           --               --           --       1.64%
      Highest contract charge 0.90% Class B   $121.94           --               --           --       0.73%
      All contract charges                         --           96          $13,401           --          --
2013  Lowest contract charge 0.00% Class B    $160.43           --               --           --      10.98%
      Highest contract charge 0.90% Class B   $121.06           --               --           --       9.99%
      All contract charges                         --           86          $11,645        0.42%          --
1290 VT GAMCO SMALL COMPANY VALUE
2017  Lowest contract charge 0.00% Class A    $250.51           --               --           --      16.10%
      Highest contract charge 0.00% Class A   $250.51           --               --           --      16.10%
      All contract charges                         --          196          $ 6,619        0.62%          --
2016  Lowest contract charge 0.00% Class A    $215.78           --               --           --      23.27%
      Highest contract charge 0.00% Class A   $215.78           --               --           --      23.27%
      All contract charges                         --          177          $ 6,106        0.51%          --

                                    FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ----------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
1290 VT GAMCO SMALL COMPANY VALUE (CONTINUED)
2015  Lowest contract charge 0.00% Class A       $175.04           --                --          --     (5.70)%
      Highest contract charge 0.00% Class A      $175.04           --                --          --     (5.70)%
      All contract charges                            --          156          $  4,668       0.53%          --
2014  Lowest contract charge 0.00% Class A       $185.62           --                --          --       3.07%
      Highest contract charge 0.00% Class A      $185.62           --                --          --       3.07%
      All contract charges                            --          105          $  4,528       0.28%          --
2013  Lowest contract charge 0.00% Class A       $180.09           --                --          --      39.12%
      Highest contract charge 0.00% Class A      $180.09           --                --          --      39.12%
      All contract charges                            --           63          $  3,445       0.28%          --
1290 VT GAMCO SMALL COMPANY VALUE
2017  Lowest contract charge 0.00% Class B       $440.57           --                --          --      16.10%
      Highest contract charge 0.90% Class B      $261.25           --                --          --      15.05%
      All contract charges                            --          532          $191,106       0.62%          --
2016  Lowest contract charge 0.00% Class B       $379.49           --                --          --      23.27%
      Highest contract charge 0.90% Class B      $227.07           --                --          --      22.17%
      All contract charges                            --          542          $166,766       0.51%          --
2015  Lowest contract charge 0.00% Class B       $307.85           --                --          --     (5.70)%
      Highest contract charge 0.90% Class B      $185.87           --                --          --     (6.55)%
      All contract charges                            --          566          $139,280       0.53%          --
2014  Lowest contract charge 0.00% Class B       $326.46           --                --          --       3.07%
      Highest contract charge 0.90% Class B      $198.90           --                --          --       2.14%
      All contract charges                            --          591          $151,989       0.28%          --
2013  Lowest contract charge 0.00% Class B       $316.74           --                --          --      39.11%
      Highest contract charge 0.90% Class B      $194.73           --                --          --      37.86%
      All contract charges                            --          613          $150,594       0.28%          --
1290 VT SMARTBETA EQUITY
2017  Lowest contract charge 0.00% Class B       $ 12.61           --                --          --      21.72%
      Highest contract charge 0.60% Class B      $124.83           --                --          --      20.99%
      All contract charges                            --           21          $    598       1.84%          --
2016  Lowest contract charge 0.00% Class B(d)    $ 10.36           --                --          --       3.81%
      Highest contract charge 0.60% Class B(d)   $103.17           --                --          --       3.41%
      All contract charges                            --           13          $    181       2.62%          --
1290 VT SOCIALLY RESPONSIBLE
2017  Lowest contract charge 0.00% Class A       $342.77           --                --          --      20.40%
      Highest contract charge 0.00% Class A      $342.77           --                --          --      20.40%
      All contract charges                            --            1          $    308       1.04%          --
2016  Lowest contract charge 0.00% Class A       $284.69           --                --          --       9.96%
      Highest contract charge 0.00% Class A      $284.69           --                --          --       9.96%
      All contract charges                            --            1          $    201       1.28%          --
2015  Lowest contract charge 0.00% Class A       $258.91           --                --          --       0.47%
      Highest contract charge 0.00% Class A      $258.91           --                --          --       0.47%
      All contract charges                            --            1          $    216       1.07%          --
2014  Lowest contract charge 0.00% Class A       $257.71           --                --          --      13.61%
      Highest contract charge 0.00% Class A      $257.71           --                --          --      13.61%
      All contract charges                            --            1          $    177       0.84%          --
2013  Lowest contract charge 0.00% Class A       $226.84           --                --          --      34.33%
      Highest contract charge 0.00% Class A      $226.84           --                --          --      34.33%
      All contract charges                            --            1          $    164       0.78%          --
1290 VT SOCIALLY RESPONSIBLE
2017  Lowest contract charge 0.00% Class B       $214.75           --                --          --      20.40%
      Highest contract charge 0.90% Class B      $181.87           --                --          --      19.32%
      All contract charges                            --           16          $  3,042       1.04%          --
2016  Lowest contract charge 0.00% Class B       $178.36           --                --          --       9.96%
      Highest contract charge 0.90% Class B      $152.42           --                --          --       8.96%
      All contract charges                            --           14          $  2,297       1.28%          --

                                    FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                                  YEARS ENDED DECEMBER 31,
                                                              ----------------------------------------------------------------
                                                                                           ACCUMULATION
                                                                         UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                              UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                              ---------- ----------------- ------------ ------------- --------
1290 VT SOCIALLY RESPONSIBLE (CONTINUED)
2015  Lowest contract charge 0.00% Class B                     $162.21           --               --           --       0.48%
      Highest contract charge 0.90% Class B                    $139.88           --               --           --     (0.43)%
      All contract charges                                          --           11          $ 1,624        1.07%          --
2014  Lowest contract charge 0.00% Class B                     $161.44           --               --           --      13.61%
      Highest contract charge 0.80% Class B                    $142.67           --               --           --      12.70%
      All contract charges                                          --            9          $ 1,403        0.84%          --
2013  Lowest contract charge 0.00% Class B                     $142.10           --               --           --      34.33%
      Highest contract charge 0.80% Class B                    $126.59           --               --           --      33.25%
      All contract charges                                          --            7          $ 1,016        0.78%          --
ALL ASSET GROWTH-ALT 20(F)
2017  Lowest contract charge 0.00% Class B                     $166.45           --               --           --      15.90%
      Highest contract charge 0.90% Class B                    $155.27           --               --           --      14.85%
      All contract charges                                          --          251          $28,921        1.62%          --
2016  Lowest contract charge 0.00% Class B                     $143.62           --               --           --       9.57%
      Highest contract charge 0.90% Class B                    $135.19           --               --           --       8.58%
      All contract charges                                          --          158          $19,692        1.36%          --
2015  Lowest contract charge 0.00% Class B                     $131.08           --               --           --     (3.96)%
      Highest contract charge 0.90% Class B                    $124.51           --               --           --     (4.82)%
      All contract charges                                          --          136          $17,513        0.84%          --
2014  Lowest contract charge 0.00% Class B                     $136.49           --               --           --       2.39%
      Highest contract charge 0.90% Class B                    $130.82           --               --           --       1.47%
      All contract charges                                          --          131          $17,621        1.53%          --
2013  Lowest contract charge 0.00% Class B                     $133.30           --               --           --      14.13%
      Highest contract charge 0.90% Class B                    $128.92           --               --           --      13.10%
      All contract charges                                          --          112          $14,861        1.46%          --
AMERICAN CENTURY VP MID CAP VALUE FUND
2017  Lowest contract charge 0.00% Class II                    $250.02           --               --           --      11.47%
      Highest contract charge 0.90% Class II                   $233.24           --               --           --      10.47%
      All contract charges                                          --          400          $55,730        1.41%          --
2016  Lowest contract charge 0.00% Class II                    $224.30           --               --           --      22.72%
      Highest contract charge 0.90% Class II                   $211.14           --               --           --      21.62%
      All contract charges                                          --          345          $50,916        1.58%          --
2015  Lowest contract charge 0.00% Class II                    $182.78           --               --           --     (1.58)%
      Highest contract charge 0.90% Class II                   $173.61           --               --           --     (2.47)%
      All contract charges                                          --          269          $33,842        1.51%          --
2014  Lowest contract charge 0.00% Class II                    $185.71           --               --           --      16.24%
      Highest contract charge 0.90% Class II                   $178.00           --               --           --      15.19%
      All contract charges                                          --          222          $30,533        1.04%          --
2013  Lowest contract charge 0.00% Class II                    $159.77           --               --           --      29.89%
      Highest contract charge 0.90% Class II                   $154.53           --               --           --      28.73%
      All contract charges                                          --          163          $22,584        1.08%          --
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL
CAPITALIZATION FUND/SM/
2017  Lowest contract charge 0.00% Class 4                     $146.74           --               --           --      25.62%
      Highest contract charge 0.90% Class 4                    $140.71           --               --           --      24.50%
      All contract charges                                          --           69          $ 7,356        0.38%          --
2016  Lowest contract charge 0.00% Class 4                     $116.81           --               --           --       1.85%
      Highest contract charge 0.90% Class 4                    $113.02           --               --           --       0.93%
      All contract charges                                          --           47          $ 4,107        0.11%          --
2015  Lowest contract charge 0.00% Class 4                     $114.69           --               --           --     (0.02)%
      Highest contract charge 0.90% Class 4                    $111.98           --               --           --     (0.92)%
      All contract charges                                          --           43          $ 3,590        0.00%          --
2014  Lowest contract charge 0.00% Class 4                     $114.71           --               --           --       1.88%
      Highest contract charge 0.90% Class 4                    $113.02           --               --           --       0.96%
      All contract charges                                          --           25          $ 1,829        0.08%          --

                                    FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------
                                                                                   ACCUMULATION
                                                                 UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                      ---------- ----------------- ------------ ------------- --------
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/ (CONTINUED)
2013     Lowest contract charge 0.00% Class 4(a)       $112.59           --               --           --      10.13%
         Highest contract charge 0.90% Class 4(a)      $111.94           --               --           --       9.53%
         All contract charges                               --            8          $   869        0.17%          --
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)
2017     Lowest contract charge 0.00% Class 4          $128.66           --               --           --      29.06%
         Highest contract charge 0.90% Class 4         $123.37           --               --           --      27.90%
         All contract charges                               --          222          $12,711        0.87%          --
2016     Lowest contract charge 0.00% Class 4          $ 99.69           --               --           --       5.05%
         Highest contract charge 0.90% Class 4         $ 96.46           --               --           --       4.10%
         All contract charges                               --          172          $ 7,858        0.69%          --
2015     Lowest contract charge 0.00% Class 4          $ 94.90           --               --           --     (3.38)%
         Highest contract charge 0.90% Class 4         $ 92.66           --               --           --     (4.24)%
         All contract charges                               --          139          $ 6,032        0.57%          --
2014     Lowest contract charge 0.00% Class 4          $ 98.22           --               --           --     (8.13)%
         Highest contract charge 0.90% Class 4         $ 96.76           --               --           --     (8.97)%
         All contract charges                               --           88          $ 3,904        1.51%          --
2013     Lowest contract charge 0.00% Class 4(a)       $106.91           --               --           --       5.36%
         Highest contract charge 0.90% Class 4(a)      $106.29           --               --           --       4.78%
         All contract charges                               --           16          $   938        3.40%          --
AXA 400 MANAGED VOLATILITY
2017     Lowest contract charge 0.00% Class B          $218.79           --               --           --      15.23%
         Highest contract charge 0.90% Class B         $204.10           --               --           --      14.19%
         All contract charges                               --           25          $ 5,413        0.80%          --
2016     Lowest contract charge 0.00% Class B          $189.88           --               --           --      19.68%
         Highest contract charge 0.90% Class B         $178.74           --               --           --      18.61%
         All contract charges                               --           23          $ 4,246        0.87%          --
2015     Lowest contract charge 0.00% Class B          $158.65           --               --           --     (3.11)%
         Highest contract charge 0.90% Class B         $150.69           --               --           --     (3.98)%
         All contract charges                               --           20          $ 3,160        0.54%          --
2014     Lowest contract charge 0.00% Class B          $163.75           --               --           --       8.80%
         Highest contract charge 0.90% Class B         $156.94           --               --           --       7.82%
         All contract charges                               --           19          $ 3,065        0.39%          --
2013     Lowest contract charge 0.00% Class B          $150.51           --               --           --      31.69%
         Highest contract charge 0.90% Class B         $145.56           --               --           --      30.49%
         All contract charges                               --           20          $ 2,992        0.17%          --
AXA 500 MANAGED VOLATILITY
2017     Lowest contract charge 0.00% Class B          $227.98           --               --           --      20.75%
         Highest contract charge 0.90% Class B         $212.68           --               --           --      19.67%
         All contract charges                               --           43          $ 9,743        1.24%          --
2016     Lowest contract charge 0.00% Class B          $188.80           --               --           --      11.03%
         Highest contract charge 0.90% Class B         $177.72           --               --           --      10.03%
         All contract charges                               --           37          $ 6,887        1.27%          --
2015     Lowest contract charge 0.00% Class B          $170.05           --               --           --       0.37%
         Highest contract charge 0.90% Class B         $161.52           --               --           --     (0.54)%
         All contract charges                               --           34          $ 5,680        0.91%          --
2014     Lowest contract charge 0.00% Class B          $169.43           --               --           --      12.59%
         Highest contract charge 0.90% Class B         $162.40           --               --           --      11.58%
         All contract charges                               --           33          $ 5,576        0.80%          --
2013     Lowest contract charge 0.00% Class B          $150.49           --               --           --      30.93%
         Highest contract charge 0.90% Class B         $145.55           --               --           --      29.76%
         All contract charges                               --           19          $ 2,783        0.47%          --
AXA 2000 MANAGED VOLATILITY
2017     Lowest contract charge 0.00% Class B          $203.32           --               --           --      13.85%
         Highest contract charge 0.90% Class B         $189.67           --               --           --      12.84%
         All contract charges                               --           23          $ 4,480        0.78%          --

                                    FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA 2000 MANAGED VOLATILITY (CONTINUED)
2016  Lowest contract charge 0.00% Class B    $178.58           --               --           --      20.53%
      Highest contract charge 0.90% Class B   $168.09           --               --           --      19.44%
      All contract charges                         --           18          $ 3,289        0.82%          --
2015  Lowest contract charge 0.00% Class B    $148.16           --               --           --     (5.10)%
      Highest contract charge 0.90% Class B   $140.73           --               --           --     (5.95)%
      All contract charges                         --           15          $ 2,284        0.39%          --
2014  Lowest contract charge 0.00% Class B    $156.13           --               --           --       4.06%
      Highest contract charge 0.90% Class B   $149.64           --               --           --       3.11%
      All contract charges                         --           17          $ 2,546        0.16%          --
2013  Lowest contract charge 0.00% Class B    $150.04           --               --           --      37.39%
      Highest contract charge 0.90% Class B   $145.12           --               --           --      36.16%
      All contract charges                         --           14          $ 2,132        0.12%          --
AXA AGGRESSIVE ALLOCATION
2017  Lowest contract charge 0.00% Class A    $263.30           --               --           --      19.10%
      Highest contract charge 0.90% Class A   $231.49           --               --           --      18.03%
      All contract charges                         --          302          $63,917        1.51%          --
2016  Lowest contract charge 0.00% Class A    $221.08           --               --           --       8.79%
      Highest contract charge 0.90% Class A   $196.13           --               --           --       7.81%
      All contract charges                         --          306          $56,824        0.94%          --
2015  Lowest contract charge 0.00% Class A    $203.22           --               --           --     (1.75)%
      Highest contract charge 0.90% Class A   $181.92           --               --           --     (2.64)%
      All contract charges                         --          344          $57,423        0.95%          --
2014  Lowest contract charge 0.00% Class A    $206.85           --               --           --       4.72%
      Highest contract charge 0.90% Class A   $186.85           --               --           --       3.78%
      All contract charges                         --          344          $63,147        1.55%          --
2013  Lowest contract charge 0.00% Class A    $197.53           --               --           --      26.44%
      Highest contract charge 0.90% Class A   $180.05           --               --           --      25.30%
      All contract charges                         --          356          $64,839        2.51%          --
AXA AGGRESSIVE ALLOCATION
2017  Lowest contract charge 0.00% Class B    $257.94           --               --           --      19.10%
      Highest contract charge 0.60% Class B   $236.75           --               --           --      18.39%
      All contract charges                         --          362          $92,369        1.51%          --
2016  Lowest contract charge 0.00% Class B    $216.58           --               --           --       8.78%
      Highest contract charge 0.60% Class B   $199.98           --               --           --       8.13%
      All contract charges                         --          373          $79,996        0.94%          --
2015  Lowest contract charge 0.00% Class B    $199.09           --               --           --     (1.75)%
      Highest contract charge 0.60% Class B   $184.94           --               --           --     (2.34)%
      All contract charges                         --          392          $77,349        0.95%          --
2014  Lowest contract charge 0.00% Class B    $202.64           --               --           --       4.72%
      Highest contract charge 0.60% Class B   $189.38           --               --           --       4.09%
      All contract charges                         --          396          $79,584        1.55%          --
2013  Lowest contract charge 0.00% Class B    $193.51           --               --           --      26.43%
      Highest contract charge 0.60% Class B   $181.94           --               --           --      25.68%
      All contract charges                         --          413          $79,125        2.51%          --
AXA BALANCED STRATEGY
2017  Lowest contract charge 0.00% Class B    $162.81           --               --           --       9.85%
      Highest contract charge 0.00% Class B   $162.81           --               --           --       9.85%
      All contract charges                         --          225          $36,558        1.43%          --
2016  Lowest contract charge 0.00% Class B    $148.21           --               --           --       5.98%
      Highest contract charge 0.00% Class B   $148.21           --               --           --       5.98%
      All contract charges                         --          188          $27,793        0.89%          --
2015  Lowest contract charge 0.00% Class B    $139.85           --               --           --     (0.64)%
      Highest contract charge 0.00% Class B   $139.85           --               --           --     (0.64)%
      All contract charges                         --          173          $24,207        1.09%          --

                                    FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA BALANCED STRATEGY (CONTINUED)
2014  Lowest contract charge 0.00% Class B    $140.75           --               --           --       4.40%
      Highest contract charge 0.00% Class B   $140.75           --               --           --       4.40%
      All contract charges                         --          141          $19,802        1.21%          --
2013  Lowest contract charge 0.00% Class B    $134.82           --               --           --      13.66%
      Highest contract charge 0.00% Class B   $134.82           --               --           --      13.66%
      All contract charges                         --          119          $16,003        2.27%          --
AXA CONSERVATIVE ALLOCATION
2017  Lowest contract charge 0.00% Class A    $164.85           --               --           --       4.95%
      Highest contract charge 0.90% Class A   $144.93           --               --           --       4.00%
      All contract charges                         --          253          $21,414        1.07%          --
2016  Lowest contract charge 0.00% Class A    $157.07           --               --           --       2.92%
      Highest contract charge 0.90% Class A   $139.35           --               --           --       2.01%
      All contract charges                         --          270          $22,880        0.94%          --
2015  Lowest contract charge 0.00% Class A    $152.61           --               --           --     (0.24)%
      Highest contract charge 0.90% Class A   $136.61           --               --           --     (1.14)%
      All contract charges                         --          284          $24,201        0.79%          --
2014  Lowest contract charge 0.00% Class A    $152.98           --               --           --       2.62%
      Highest contract charge 0.90% Class A   $138.19           --               --           --       1.69%
      All contract charges                         --          288          $25,804        0.83%          --
2013  Lowest contract charge 0.00% Class A    $149.08           --               --           --       4.33%
      Highest contract charge 0.90% Class A   $135.89           --               --           --       3.39%
      All contract charges                         --          299          $27,385        0.93%          --
AXA CONSERVATIVE ALLOCATION
2017  Lowest contract charge 0.00% Class B    $161.48           --               --           --       4.95%
      Highest contract charge 0.60% Class B   $148.22           --               --           --       4.32%
      All contract charges                         --           46          $ 7,209        1.07%          --
2016  Lowest contract charge 0.00% Class B    $153.87           --               --           --       2.92%
      Highest contract charge 0.60% Class B   $142.08           --               --           --       2.31%
      All contract charges                         --           58          $ 8,706        0.94%          --
2015  Lowest contract charge 0.00% Class B    $149.50           --               --           --     (0.24)%
      Highest contract charge 0.60% Class B   $138.87           --               --           --     (0.84)%
      All contract charges                         --           61          $ 8,855        0.79%          --
2014  Lowest contract charge 0.00% Class B    $149.86           --               --           --       2.62%
      Highest contract charge 0.60% Class B   $140.05           --               --           --       2.00%
      All contract charges                         --           71          $10,374        0.83%          --
2013  Lowest contract charge 0.00% Class B    $146.04           --               --           --       4.34%
      Highest contract charge 0.60% Class B   $137.31           --               --           --       3.72%
      All contract charges                         --           71          $10,126        0.93%          --
AXA CONSERVATIVE GROWTH STRATEGY
2017  Lowest contract charge 0.00% Class B    $151.58           --               --           --       7.98%
      Highest contract charge 0.00% Class B   $151.58           --               --           --       7.98%
      All contract charges                         --           49          $ 7,439        1.29%          --
2016  Lowest contract charge 0.00% Class B    $140.38           --               --           --       4.96%
      Highest contract charge 0.00% Class B   $140.38           --               --           --       4.96%
      All contract charges                         --           44          $ 6,162        0.90%          --
2015  Lowest contract charge 0.00% Class B    $133.74           --               --           --     (0.46)%
      Highest contract charge 0.00% Class B   $133.74           --               --           --     (0.46)%
      All contract charges                         --           41          $ 5,539        0.95%          --
2014  Lowest contract charge 0.00% Class B    $134.36           --               --           --       3.82%
      Highest contract charge 0.00% Class B   $134.36           --               --           --       3.82%
      All contract charges                         --           40          $ 5,395        1.11%          --
2013  Lowest contract charge 0.00% Class B    $129.42           --               --           --      10.51%
      Highest contract charge 0.00% Class B   $129.42           --               --           --      10.51%
      All contract charges                         --           32          $ 4,200        1.75%          --

                                    FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA CONSERVATIVE STRATEGY
2017  Lowest contract charge 0.00% Class B    $130.46           --               --           --       4.27%
      Highest contract charge 0.00% Class B   $130.46           --               --           --       4.27%
      All contract charges                         --           20          $ 2,656        1.02%          --
2016  Lowest contract charge 0.00% Class B    $125.12           --               --           --       2.83%
      Highest contract charge 0.00% Class B   $125.12           --               --           --       2.83%
      All contract charges                         --           22          $ 2,805        0.85%          --
2015  Lowest contract charge 0.00% Class B    $121.68           --               --           --     (0.17)%
      Highest contract charge 0.00% Class B   $121.68           --               --           --     (0.17)%
      All contract charges                         --           20          $ 2,427        0.94%          --
2014  Lowest contract charge 0.00% Class B    $121.89           --               --           --       2.61%
      Highest contract charge 0.00% Class B   $121.89           --               --           --       2.61%
      All contract charges                         --           16          $ 1,930        0.86%          --
2013  Lowest contract charge 0.00% Class B    $118.79           --               --           --       4.38%
      Highest contract charge 0.00% Class B   $118.79           --               --           --       4.38%
      All contract charges                         --           13          $ 1,509        1.16%          --
AXA CONSERVATIVE-PLUS ALLOCATION
2017  Lowest contract charge 0.00% Class A    $187.93           --               --           --       8.83%
      Highest contract charge 0.90% Class A   $165.22           --               --           --       7.84%
      All contract charges                         --          174          $17,822        1.21%          --
2016  Lowest contract charge 0.00% Class A    $172.69           --               --           --       4.73%
      Highest contract charge 0.90% Class A   $153.21           --               --           --       3.79%
      All contract charges                         --          148          $17,374        0.90%          --
2015  Lowest contract charge 0.00% Class A    $164.89           --               --           --     (0.66)%
      Highest contract charge 0.90% Class A   $147.61           --               --           --     (1.55)%
      All contract charges                         --          164          $17,659        0.82%          --
2014  Lowest contract charge 0.00% Class A    $165.98           --               --           --       3.16%
      Highest contract charge 0.90% Class A   $149.93           --               --           --       2.23%
      All contract charges                         --          179          $19,858        0.99%          --
2013  Lowest contract charge 0.00% Class A    $160.89           --               --           --      10.24%
      Highest contract charge 0.90% Class A   $146.66           --               --           --       9.25%
      All contract charges                         --          159          $20,835        1.36%          --
AXA CONSERVATIVE-PLUS ALLOCATION
2017  Lowest contract charge 0.00% Class B    $184.11           --               --           --       8.82%
      Highest contract charge 0.60% Class B   $168.98           --               --           --       8.17%
      All contract charges                         --           82          $14,766        1.21%          --
2016  Lowest contract charge 0.00% Class B    $169.18           --               --           --       4.73%
      Highest contract charge 0.60% Class B   $156.22           --               --           --       4.11%
      All contract charges                         --           87          $14,529        0.90%          --
2015  Lowest contract charge 0.00% Class B    $161.54           --               --           --     (0.65)%
      Highest contract charge 0.60% Class B   $150.06           --               --           --     (1.24)%
      All contract charges                         --           90          $14,346        0.82%          --
2014  Lowest contract charge 0.00% Class B    $162.60           --               --           --       3.16%
      Highest contract charge 0.60% Class B   $151.95           --               --           --       2.54%
      All contract charges                         --           94          $15,106        0.99%          --
2013  Lowest contract charge 0.00% Class B    $157.62           --               --           --      10.24%
      Highest contract charge 0.60% Class B   $148.19           --               --           --       9.58%
      All contract charges                         --           95          $14,739        1.36%          --
AXA GLOBAL EQUITY MANAGED VOLATILITY
2017  Lowest contract charge 0.00% Class A    $657.37           --               --           --      26.08%
      Highest contract charge 0.00% Class A   $657.37           --               --           --      26.08%
      All contract charges                         --           67          $31,741        1.07%          --
2016  Lowest contract charge 0.00% Class A    $521.38           --               --           --       4.48%
      Highest contract charge 0.00% Class A   $521.38           --               --           --       4.48%
      All contract charges                         --           68          $27,405        0.91%          --

                                    FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                  ----------------------------------------------------------------
                                                                               ACCUMULATION
                                                             UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                  UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                  ---------- ----------------- ------------ ------------- --------
AXA GLOBAL EQUITY MANAGED VOLATILITY (CONTINUED)
2015     Lowest contract charge 0.00% Class A      $499.04           --                --          --     (1.73)%
         Highest contract charge 0.00% Class A     $499.04           --                --          --     (1.73)%
         All contract charges                           --           74          $ 28,446       0.88%          --
2014     Lowest contract charge 0.00% Class A      $507.81           --                --          --       1.69%
         Highest contract charge 0.00% Class A     $507.81           --                --          --       1.69%
         All contract charges                           --          106          $ 31,716       0.95%          --
2013     Lowest contract charge 0.00% Class A      $499.38           --                --          --      20.36%
         Highest contract charge 0.00% Class A     $499.38           --                --          --      20.36%
         All contract charges                           --          133          $ 34,325       0.82%          --
AXA GLOBAL EQUITY MANAGED VOLATILITY
2017     Lowest contract charge 0.00% Class B      $352.45           --                --          --      26.08%
         Highest contract charge 0.90% Class B     $293.20           --                --          --      24.95%
         All contract charges                           --          359          $116,782       1.07%          --
2016     Lowest contract charge 0.00% Class B      $279.54           --                --          --       4.48%
         Highest contract charge 0.90% Class B     $234.65           --                --          --       3.54%
         All contract charges                           --          398          $102,881       0.91%          --
2015     Lowest contract charge 0.00% Class B      $267.56           --                --          --     (1.73)%
         Highest contract charge 0.90% Class B     $226.63           --                --          --     (2.61)%
         All contract charges                           --          441          $110,066       0.88%          --
2014     Lowest contract charge 0.00% Class B      $272.26           --                --          --       1.68%
         Highest contract charge 0.90% Class B     $232.70           --                --          --       0.77%
         All contract charges                           --          478          $121,576       0.95%          --
2013     Lowest contract charge 0.00% Class B      $267.75           --                --          --      20.36%
         Highest contract charge 0.90% Class B     $230.92           --                --          --      19.28%
         All contract charges                           --          523          $131,082       0.82%          --
AXA GROWTH STRATEGY
2017     Lowest contract charge 0.00% Class B      $187.88           --                --          --      13.72%
         Highest contract charge 0.00% Class B     $187.88           --                --          --      13.72%
         All contract charges                           --          330          $ 62,041       1.57%          --
2016     Lowest contract charge 0.00% Class B      $165.21           --                --          --       8.09%
         Highest contract charge 0.00% Class B     $165.21           --                --          --       8.09%
         All contract charges                           --          304          $ 50,167       0.98%          --
2015     Lowest contract charge 0.00% Class B      $152.84           --                --          --     (0.98)%
         Highest contract charge 0.00% Class B     $152.84           --                --          --     (0.98)%
         All contract charges                           --          279          $ 42,615       1.25%          --
2014     Lowest contract charge 0.00% Class B      $154.35           --                --          --       5.62%
         Highest contract charge 0.00% Class B     $154.35           --                --          --       5.62%
         All contract charges                           --          223          $ 34,422       1.64%          --
2013     Lowest contract charge 0.00% Class B      $146.14           --                --          --      20.20%
         Highest contract charge 0.00% Class B     $146.14           --                --          --      20.20%
         All contract charges                           --          157          $ 22,986       2.98%          --
AXA INTERNATIONAL CORE MANAGED VOLATILITY
2017     Lowest contract charge 0.00% Class A      $278.29           --                --          --      26.30%
         Highest contract charge 0.60% Class A     $198.73           --                --          --      25.54%
         All contract charges                           --           56          $ 15,408       1.64%          --
2016     Lowest contract charge 0.00% Class A      $220.34           --                --          --       0.22%
         Highest contract charge 0.60% Class A     $158.30           --                --          --     (0.37)%
         All contract charges                           --           61          $ 13,351       0.29%          --
2015     Lowest contract charge 0.00% Class A      $219.85           --                --          --     (4.35)%
         Highest contract charge 0.60% Class A     $158.89           --                --          --     (4.92)%
         All contract charges                           --           66          $ 14,331       0.06%          --
2014     Lowest contract charge 0.00% Class A      $229.84           --                --          --     (6.24)%
         Highest contract charge 0.60% Class A     $167.11           --                --          --     (6.80)%
         All contract charges                           --           71          $ 16,150       1.75%          --

                                    FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------
                                                                                    ACCUMULATION
                                                                  UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                       UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                       ---------- ----------------- ------------ ------------- --------
AXA INTERNATIONAL CORE MANAGED VOLATILITY (CONTINUED)
2013       Lowest contract charge 0.00% Class A         $245.13           --               --           --      17.51%
           Highest contract charge 0.60% Class A        $179.31           --               --           --      16.80%
           All contract charges                              --           26          $ 6,022        0.84%          --
AXA INTERNATIONAL CORE MANAGED VOLATILITY
2017       Lowest contract charge 0.00% Class B         $180.36           --               --           --      26.31%
           Highest contract charge 0.90% Class B        $152.31           --               --           --      25.17%
           All contract charges                              --          282          $47,837        1.64%          --
2016       Lowest contract charge 0.00% Class B         $142.79           --               --           --       0.21%
           Highest contract charge 0.90% Class B        $121.68           --               --           --     (0.69)%
           All contract charges                              --          336          $45,006        0.29%          --
2015       Lowest contract charge 0.00% Class B         $142.49           --               --           --     (4.34)%
           Highest contract charge 0.90% Class B        $122.52           --               --           --     (5.21)%
           All contract charges                              --          345          $46,054        0.06%          --
2014       Lowest contract charge 0.00% Class B         $148.95           --               --           --     (6.24)%
           Highest contract charge 0.90% Class B        $129.25           --               --           --     (7.08)%
           All contract charges                              --          381          $53,327        1.75%          --
2013       Lowest contract charge 0.00% Class B         $158.86           --               --           --      17.52%
           Highest contract charge 0.90% Class B        $139.10           --               --           --      16.46%
           All contract charges                              --          169          $25,657        0.84%          --
AXA INTERNATIONAL MANAGED VOLATILITY
2017       Lowest contract charge 0.00% Class B         $141.09           --               --           --      24.25%
           Highest contract charge 0.90% Class B        $131.61           --               --           --      23.13%
           All contract charges                              --           25          $ 3,558        2.29%          --
2016       Lowest contract charge 0.00% Class B         $113.55           --               --           --     (0.12)%
           Highest contract charge 0.90% Class B        $106.89           --               --           --     (1.01)%
           All contract charges                              --           21          $ 2,386        1.26%          --
2015       Lowest contract charge 0.00% Class B         $113.69           --               --           --     (2.40)%
           Highest contract charge 0.90% Class B        $107.98           --               --           --     (3.29)%
           All contract charges                              --           17          $ 1,908        0.04%          --
2014       Lowest contract charge 0.00% Class B         $116.49           --               --           --     (6.44)%
           Highest contract charge 0.90% Class B        $111.65           --               --           --     (7.28)%
           All contract charges                              --           15          $ 1,627        0.79%          --
2013       Lowest contract charge 0.00% Class B         $124.51           --               --           --      21.11%
           Highest contract charge 0.90% Class B        $120.42           --               --           --      20.01%
           All contract charges                              --           13          $ 1,617        0.00%          --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
2017       Lowest contract charge 0.00% Class A         $267.24           --               --           --      23.37%
           Highest contract charge 0.60% Class A        $188.59           --               --           --      22.64%
           All contract charges                              --          102          $18,250        1.90%          --
2016       Lowest contract charge 0.00% Class A         $216.61           --               --           --       0.74%
           Highest contract charge 0.60% Class A        $153.78           --               --           --       0.14%
           All contract charges                              --          102          $15,640        0.47%          --
2015       Lowest contract charge 0.00% Class A         $215.01           --               --           --     (3.16)%
           Highest contract charge 0.60% Class A        $153.56           --               --           --     (3.74)%
           All contract charges                              --          105          $16,190        0.10%          --
2014       Lowest contract charge 0.00% Class A         $222.03           --               --           --     (7.18)%
           Highest contract charge 0.60% Class A        $159.53           --               --           --     (7.74)%
           All contract charges                              --          108          $17,611        1.58%          --
2013       Lowest contract charge 0.00% Class A         $239.20           --               --           --      19.32%
           Highest contract charge 0.60% Class A        $172.91           --               --           --      18.61%
           All contract charges                              --          115          $20,425        1.14%          --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
2017       Lowest contract charge 0.00% Class B         $195.36           --               --           --      23.37%
           Highest contract charge 0.90% Class B        $181.62           --               --           --      22.27%
           All contract charges                              --          348          $66,766        1.90%          --

                                    FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                        ----------------------------------------------------------------
                                                                                     ACCUMULATION
                                                                   UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                        UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                        ---------- ----------------- ------------ ------------- --------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY (CONTINUED)
2016        Lowest contract charge 0.00% Class B         $158.35           --               --           --       0.74%
            Highest contract charge 0.90% Class B        $148.54           --               --           --     (0.16)%
            All contract charges                              --          377          $59,108        0.47%          --
2015        Lowest contract charge 0.00% Class B         $157.18           --               --           --     (3.16)%
            Highest contract charge 0.90% Class B        $148.78           --               --           --     (4.04)%
            All contract charges                              --          399          $62,376        0.10%          --
2014        Lowest contract charge 0.00% Class B         $162.31           --               --           --     (7.18)%
            Highest contract charge 0.90% Class B        $155.04           --               --           --     (8.01)%
            All contract charges                              --          428          $69,318        1.58%          --
2013        Lowest contract charge 0.00% Class B         $174.86           --               --           --      19.33%
            Highest contract charge 0.90% Class B        $168.54           --               --           --      18.26%
            All contract charges                              --          455          $79,896        1.14%          --
AXA LARGE CAP CORE MANAGED VOLATILITY
2017        Lowest contract charge 0.00% Class A         $356.05           --               --           --      21.95%
            Highest contract charge 0.60% Class A        $246.69           --               --           --      21.22%
            All contract charges                              --           22          $ 4,838        1.00%          --
2016        Lowest contract charge 0.00% Class A         $291.96           --               --           --       9.83%
            Highest contract charge 0.60% Class A        $203.50           --               --           --       9.17%
            All contract charges                              --           20          $ 4,208        1.11%          --
2015        Lowest contract charge 0.00% Class A         $265.83           --               --           --       0.37%
            Highest contract charge 0.60% Class A        $186.41           --               --           --     (0.23)%
            All contract charges                              --           19          $ 4,306        0.91%          --
2014        Lowest contract charge 0.00% Class A         $264.85           --               --           --      11.62%
            Highest contract charge 0.60% Class A        $186.84           --               --           --      10.95%
            All contract charges                              --           22          $ 5,334        1.12%          --
2013        Lowest contract charge 0.00% Class A         $237.27           --               --           --      31.55%
            Highest contract charge 0.60% Class A        $168.40           --               --           --      30.76%
            All contract charges                              --            6          $ 1,158        0.55%          --
AXA LARGE CAP CORE MANAGED VOLATILITY
2017        Lowest contract charge 0.00% Class B         $229.27           --               --           --      21.95%
            Highest contract charge 0.90% Class B        $193.83           --               --           --      20.86%
            All contract charges                              --          119          $26,273        1.00%          --
2016        Lowest contract charge 0.00% Class B         $188.00           --               --           --       9.83%
            Highest contract charge 0.90% Class B        $160.38           --               --           --       8.84%
            All contract charges                              --          127          $22,958        1.11%          --
2015        Lowest contract charge 0.00% Class B         $171.18           --               --           --       0.38%
            Highest contract charge 0.90% Class B        $147.35           --               --           --     (0.53)%
            All contract charges                              --          133          $21,865        0.91%          --
2014        Lowest contract charge 0.00% Class B         $170.54           --               --           --      11.62%
            Highest contract charge 0.90% Class B        $148.14           --               --           --      10.62%
            All contract charges                              --          143          $23,572        1.12%          --
2013        Lowest contract charge 0.00% Class B         $152.79           --               --           --      31.56%
            Highest contract charge 0.90% Class B        $133.92           --               --           --      30.37%
            All contract charges                              --          112          $16,518        0.55%          --
AXA LARGE CAP GROWTH MANAGED VOLATILITY
2017        Lowest contract charge 0.00% Class A         $464.53           --               --           --      29.22%
            Highest contract charge 0.60% Class A        $285.25           --               --           --      28.44%
            All contract charges                              --          120          $49,729        0.49%          --
2016        Lowest contract charge 0.00% Class A         $359.50           --               --           --       5.51%
            Highest contract charge 0.60% Class A        $222.08           --               --           --       4.88%
            All contract charges                              --          128          $41,088        0.57%          --
2015        Lowest contract charge 0.00% Class A         $340.73           --               --           --       4.04%
            Highest contract charge 0.60% Class A        $211.75           --               --           --       3.41%
            All contract charges                              --          136          $41,909        0.28%          --

                                    FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
AXA LARGE CAP GROWTH MANAGED VOLATILITY (CONTINUED)
2014      Lowest contract charge 0.00% Class A        $327.51            --               --          --      11.08%
          Highest contract charge 0.60% Class A       $204.77            --               --          --      10.42%
          All contract charges                             --           149         $ 45,164       0.24%          --
2013      Lowest contract charge 0.00% Class A        $294.83            --               --          --      35.39%
          Highest contract charge 0.60% Class A       $185.44            --               --          --      34.57%
          All contract charges                             --            34         $  9,623       0.17%          --
AXA LARGE CAP GROWTH MANAGED VOLATILITY
2017      Lowest contract charge 0.00% Class B        $443.36            --               --          --      29.21%
          Highest contract charge 0.90% Class B       $367.81            --               --          --      28.05%
          All contract charges                             --           585         $225,714       0.49%          --
2016      Lowest contract charge 0.00% Class B        $343.12            --               --          --       5.51%
          Highest contract charge 0.90% Class B       $287.23            --               --          --       4.57%
          All contract charges                             --           637         $191,238       0.57%          --
2015      Lowest contract charge 0.00% Class B        $325.20            --               --          --       4.03%
          Highest contract charge 0.90% Class B       $274.69            --               --          --       3.10%
          All contract charges                             --           695         $198,684       0.28%          --
2014      Lowest contract charge 0.00% Class B        $312.59            --               --          --      11.09%
          Highest contract charge 0.90% Class B       $266.44            --               --          --      10.09%
          All contract charges                             --           759         $209,579       0.24%          --
2013      Lowest contract charge 0.00% Class B        $281.39            --               --          --      35.39%
          Highest contract charge 0.90% Class B       $242.03            --               --          --      34.18%
          All contract charges                             --           547         $136,867       0.17%          --
AXA LARGE CAP VALUE MANAGED VOLATILITY
2017      Lowest contract charge 0.00% Class A        $319.21            --               --          --      13.86%
          Highest contract charge 0.90% Class A       $235.77            --               --          --      12.84%
          All contract charges                             --         1,078         $278,428       1.52%          --
2016      Lowest contract charge 0.00% Class A        $280.36            --               --          --      15.32%
          Highest contract charge 0.90% Class A       $208.95            --               --          --      14.29%
          All contract charges                             --         1,164         $265,424       1.68%          --
2015      Lowest contract charge 0.00% Class A        $243.12            --               --          --     (4.02)%
          Highest contract charge 0.90% Class A       $182.83            --               --          --     (4.88)%
          All contract charges                             --         1,280         $254,701       1.58%          --
2014      Lowest contract charge 0.00% Class A        $253.29            --               --          --      12.23%
          Highest contract charge 0.90% Class A       $192.21            --               --          --      11.22%
          All contract charges                             --         1,383         $288,312       1.39%          --
2013      Lowest contract charge 0.00% Class A        $225.69            --               --          --      32.47%
          Highest contract charge 0.90% Class A       $172.82            --               --          --      31.28%
          All contract charges                             --         1,413         $262,719       1.05%          --
AXA LARGE CAP VALUE MANAGED VOLATILITY
2017      Lowest contract charge 0.00% Class B        $237.97            --               --          --      13.86%
          Highest contract charge 0.90% Class B       $232.71            --               --          --      12.83%
          All contract charges                             --           559         $136,908       1.52%          --
2016      Lowest contract charge 0.00% Class B        $209.01            --               --          --      15.32%
          Highest contract charge 0.90% Class B       $206.24            --               --          --      14.29%
          All contract charges                             --           597         $129,323       1.68%          --
2015      Lowest contract charge 0.00% Class B        $181.24            --               --          --     (4.01)%
          Highest contract charge 0.90% Class B       $180.46            --               --          --     (4.88)%
          All contract charges                             --           653         $123,278       1.58%          --
2014      Lowest contract charge 0.00% Class B        $188.82            --               --          --      12.23%
          Highest contract charge 0.90% Class B       $189.72            --               --          --      11.22%
          All contract charges                             --           695         $137,376       1.39%          --
2013      Lowest contract charge 0.00% Class B        $168.25            --               --          --      32.48%
          Highest contract charge 0.90% Class B       $170.58            --               --          --      31.28%
          All contract charges                             --           671         $119,182       1.05%          --

                                    FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA MID CAP VALUE MANAGED VOLATILITY
2017  Lowest contract charge 0.00% Class A    $431.81            --               --          --      12.32%
      Highest contract charge 0.90% Class A   $333.46            --               --          --      11.31%
      All contract charges                         --           563         $201,795       1.04%          --
2016  Lowest contract charge 0.00% Class A    $384.44            --               --          --      17.67%
      Highest contract charge 0.90% Class A   $299.57            --               --          --      16.62%
      All contract charges                         --           611         $194,982       1.22%          --
2015  Lowest contract charge 0.00% Class A    $326.71            --               --          --     (3.54)%
      Highest contract charge 0.90% Class A   $256.88            --               --          --     (4.41)%
      All contract charges                         --           668         $183,118       0.75%          --
2014  Lowest contract charge 0.00% Class A    $338.70            --               --          --      10.87%
      Highest contract charge 0.90% Class A   $268.73            --               --          --       9.87%
      All contract charges                         --           728         $208,857       0.58%          --
2013  Lowest contract charge 0.00% Class A    $305.49            --               --          --      33.07%
      Highest contract charge 0.90% Class A   $244.58            --               --          --      31.88%
      All contract charges                         --           795         $207,034       0.51%          --
AXA MID CAP VALUE MANAGED VOLATILITY
2017  Lowest contract charge 0.00% Class B    $400.24            --               --          --      12.32%
      Highest contract charge 0.00% Class B   $400.24            --               --          --      12.32%
      All contract charges                         --            36         $ 14,423       1.04%          --
2016  Lowest contract charge 0.00% Class B    $356.34            --               --          --      17.67%
      Highest contract charge 0.00% Class B   $356.34            --               --          --      17.67%
      All contract charges                         --            38         $ 13,464       1.22%          --
2015  Lowest contract charge 0.00% Class B    $302.82            --               --          --     (3.54)%
      Highest contract charge 0.00% Class B   $302.82            --               --          --     (3.54)%
      All contract charges                         --            39         $ 11,903       0.75%          --
2014  Lowest contract charge 0.00% Class B    $313.94            --               --          --      10.87%
      Highest contract charge 0.00% Class B   $313.94            --               --          --      10.87%
      All contract charges                         --            41         $ 12,879       0.58%          --
2013  Lowest contract charge 0.00% Class B    $283.15            --               --          --      33.07%
      Highest contract charge 0.00% Class B   $283.15            --               --          --      33.07%
      All contract charges                         --            44         $ 12,435       0.51%          --
AXA MODERATE ALLOCATION
2017  Lowest contract charge 0.00% Class A    $413.27            --               --          --      11.05%
      Highest contract charge 0.90% Class A   $355.99            --               --          --      10.05%
      All contract charges                         --         1,321         $738,975       1.22%          --
2016  Lowest contract charge 0.00% Class A    $372.16            --               --          --       5.36%
      Highest contract charge 0.90% Class A   $323.48            --               --          --       4.41%
      All contract charges                         --         1,344         $725,302       0.88%          --
2015  Lowest contract charge 0.00% Class A    $353.24            --               --          --     (0.88)%
      Highest contract charge 0.90% Class A   $309.81            --               --          --     (1.78)%
      All contract charges                         --         1,412         $757,108       0.81%          --
2014  Lowest contract charge 0.00% Class A    $356.38            --               --          --       3.03%
      Highest contract charge 0.90% Class A   $315.41            --               --          --       2.10%
      All contract charges                         --         1,531         $839,961       1.07%          --
2013  Lowest contract charge 0.00% Class A    $345.90            --               --          --      13.11%
      Highest contract charge 0.90% Class A   $308.91            --               --          --      12.09%
      All contract charges                         --         1,601         $898,254       1.57%          --
AXA MODERATE ALLOCATION
2017  Lowest contract charge 0.00% Class B    $203.48            --               --          --      11.05%
      Highest contract charge 0.60% Class B   $185.78            --               --          --      10.38%
      All contract charges                         --           790         $155,114       1.22%          --
2016  Lowest contract charge 0.00% Class B    $183.24            --               --          --       5.36%
      Highest contract charge 0.60% Class B   $168.31            --               --          --       4.73%
      All contract charges                         --           837         $148,117       0.88%          --

                                    FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA MODERATE ALLOCATION (CONTINUED)
2015  Lowest contract charge 0.00% Class B    $173.92            --               --          --     (0.88)%
      Highest contract charge 0.60% Class B   $160.71            --               --          --     (1.48)%
      All contract charges                         --           890         $149,774       0.81%          --
2014  Lowest contract charge 0.00% Class B    $175.47            --               --          --       3.03%
      Highest contract charge 0.60% Class B   $163.12            --               --          --       2.41%
      All contract charges                         --           929         $157,713       1.07%          --
2013  Lowest contract charge 0.00% Class B    $170.31            --               --          --      13.12%
      Highest contract charge 0.60% Class B   $159.28            --               --          --      12.44%
      All contract charges                         --           942         $155,415       1.57%          --
AXA MODERATE GROWTH STRATEGY
2017  Lowest contract charge 0.00% Class B    $175.04            --               --          --      11.80%
      Highest contract charge 0.00% Class B   $175.04            --               --          --      11.80%
      All contract charges                         --           626         $109,617       1.41%          --
2016  Lowest contract charge 0.00% Class B    $156.57            --               --          --       7.05%
      Highest contract charge 0.00% Class B   $156.57            --               --          --       7.05%
      All contract charges                         --           617         $ 96,610       0.95%          --
2015  Lowest contract charge 0.00% Class B    $146.26            --               --          --     (0.79)%
      Highest contract charge 0.00% Class B   $146.26            --               --          --     (0.79)%
      All contract charges                         --           565         $ 82,588       1.12%          --
2014  Lowest contract charge 0.00% Class B    $147.42            --               --          --       5.01%
      Highest contract charge 0.00% Class B   $147.42            --               --          --       5.01%
      All contract charges                         --           492         $ 72,534       1.31%          --
2013  Lowest contract charge 0.00% Class B    $140.39            --               --          --      16.88%
      Highest contract charge 0.00% Class B   $140.39            --               --          --      16.88%
      All contract charges                         --           385         $ 54,106       2.52%          --
AXA MODERATE-PLUS ALLOCATION
2017  Lowest contract charge 0.00% Class A    $238.76            --               --          --      14.89%
      Highest contract charge 0.90% Class A   $209.91            --               --          --      13.86%
      All contract charges                         --         1,176         $189,691       1.39%          --
2016  Lowest contract charge 0.00% Class A    $207.81            --               --          --       7.27%
      Highest contract charge 0.90% Class A   $184.35            --               --          --       6.30%
      All contract charges                         --         1,173         $179,974       0.90%          --
2015  Lowest contract charge 0.00% Class A    $193.73            --               --          --     (1.29)%
      Highest contract charge 0.90% Class A   $173.42            --               --          --     (2.18)%
      All contract charges                         --         1,171         $181,984       0.89%          --
2014  Lowest contract charge 0.00% Class A    $196.26            --               --          --       3.77%
      Highest contract charge 0.90% Class A   $177.28            --               --          --       2.84%
      All contract charges                         --         1,235         $203,339       1.31%          --
2013  Lowest contract charge 0.00% Class A    $189.13            --               --          --      19.79%
      Highest contract charge 0.90% Class A   $172.39            --               --          --      18.71%
      All contract charges                         --         1,261         $212,695       2.15%          --
AXA MODERATE-PLUS ALLOCATION
2017  Lowest contract charge 0.00% Class B    $233.89            --               --          --      14.89%
      Highest contract charge 0.60% Class B   $214.67            --               --          --      14.20%
      All contract charges                         --         1,158         $267,770       1.39%          --
2016  Lowest contract charge 0.00% Class B    $203.57            --               --          --       7.27%
      Highest contract charge 0.60% Class B   $187.97            --               --          --       6.63%
      All contract charges                         --         1,198         $241,006       0.90%          --
2015  Lowest contract charge 0.00% Class B    $189.77            --               --          --     (1.30)%
      Highest contract charge 0.60% Class B   $176.29            --               --          --     (1.88)%
      All contract charges                         --         1,228         $230,412       0.89%          --
2014  Lowest contract charge 0.00% Class B    $192.26            --               --          --       3.77%
      Highest contract charge 0.60% Class B   $179.67            --               --          --       3.15%
      All contract charges                         --         1,245         $236,907       1.31%          --

                                    FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA MODERATE-PLUS ALLOCATION (CONTINUED)
2013  Lowest contract charge 0.00% Class B    $185.27            --               --          --      19.79%
      Highest contract charge 0.60% Class B   $174.19            --               --          --      19.07%
      All contract charges                         --         1,251         $229,433       2.15%          --
AXA/AB SMALL CAP GROWTH
2017  Lowest contract charge 0.00% Class A    $552.43            --               --          --      22.67%
      Highest contract charge 0.90% Class A   $458.28            --               --          --      21.57%
      All contract charges                         --           358         $142,467       0.27%          --
2016  Lowest contract charge 0.00% Class A    $450.34            --               --          --      12.58%
      Highest contract charge 0.90% Class A   $376.97            --               --          --      11.57%
      All contract charges                         --           377         $130,425       0.36%          --
2015  Lowest contract charge 0.00% Class A    $400.02            --               --          --     (2.91)%
      Highest contract charge 0.90% Class A   $337.88            --               --          --     (3.78)%
      All contract charges                         --           399         $126,365       0.05%          --
2014  Lowest contract charge 0.00% Class A    $412.00            --               --          --       3.57%
      Highest contract charge 0.90% Class A   $351.16            --               --          --       2.64%
      All contract charges                         --           422         $144,210       0.06%          --
2013  Lowest contract charge 0.00% Class A    $397.78            --               --          --      38.17%
      Highest contract charge 0.90% Class A   $342.12            --               --          --      36.92%
      All contract charges                         --           438         $148,878       0.05%          --
AXA/AB SMALL CAP GROWTH
2017  Lowest contract charge 0.00% Class B    $453.45            --               --          --      22.67%
      Highest contract charge 0.60% Class B   $361.51            --               --          --      21.93%
      All contract charges                         --           189         $ 71,440       0.27%          --
2016  Lowest contract charge 0.00% Class B    $369.65            --               --          --      12.58%
      Highest contract charge 0.60% Class B   $296.48            --               --          --      11.90%
      All contract charges                         --           204         $ 62,757       0.36%          --
2015  Lowest contract charge 0.00% Class B    $328.35            --               --          --     (2.91)%
      Highest contract charge 0.60% Class B   $264.94            --               --          --     (3.49)%
      All contract charges                         --           221         $ 60,376       0.05%          --
2014  Lowest contract charge 0.00% Class B    $338.19            --               --          --       3.57%
      Highest contract charge 0.60% Class B   $274.53            --               --          --       2.96%
      All contract charges                         --           236         $ 66,544       0.06%          --
2013  Lowest contract charge 0.00% Class B    $326.52            --               --          --      38.17%
      Highest contract charge 0.60% Class B   $266.65            --               --          --      37.35%
      All contract charges                         --           249         $ 67,968       0.05%          --
AXA/CLEARBRIDGE LARGE CAP GROWTH
2017  Lowest contract charge 0.00% Class A    $472.51            --               --          --      25.59%
      Highest contract charge 0.00% Class A   $472.51            --               --          --      25.59%
      All contract charges                         --            99         $ 12,081       0.08%          --
2016  Lowest contract charge 0.00% Class A    $376.24            --               --          --       0.88%
      Highest contract charge 0.00% Class A   $376.24            --               --          --       0.88%
      All contract charges                         --           120         $ 10,833       0.00%          --
2015  Lowest contract charge 0.00% Class A    $372.96            --               --          --       1.27%
      Highest contract charge 0.00% Class A   $372.96            --               --          --       1.27%
      All contract charges                         --           124         $ 11,612       0.00%          --
2014  Lowest contract charge 0.00% Class A    $368.28            --               --          --       3.80%
      Highest contract charge 0.00% Class A   $368.28            --               --          --       3.80%
      All contract charges                         --           121         $ 12,253       0.00%          --
2013  Lowest contract charge 0.00% Class A    $354.81            --               --          --      39.08%
      Highest contract charge 0.00% Class A   $354.81            --               --          --      39.08%
      All contract charges                         --            82         $ 11,782       0.00%          --
AXA/CLEARBRIDGE LARGE CAP GROWTH
2017  Lowest contract charge 0.00% Class B    $270.36            --               --          --      25.59%
      Highest contract charge 0.90% Class B   $229.06            --               --          --      24.46%
      All contract charges                         --           276         $ 69,313       0.08%          --

                                    FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA/CLEARBRIDGE LARGE CAP GROWTH (CONTINUED)
2016  Lowest contract charge 0.00% Class B    $215.27           --               --           --       0.88%
      Highest contract charge 0.90% Class B   $184.04           --               --           --     (0.02)%
      All contract charges                         --          310          $62,282        0.00%          --
2015  Lowest contract charge 0.00% Class B    $213.39           --               --           --       1.27%
      Highest contract charge 0.90% Class B   $184.08           --               --           --       0.35%
      All contract charges                         --          364          $72,486        0.00%          --
2014  Lowest contract charge 0.00% Class B    $210.71           --               --           --       3.80%
      Highest contract charge 0.90% Class B   $183.43           --               --           --       2.87%
      All contract charges                         --          419          $82,054        0.00%          --
2013  Lowest contract charge 0.00% Class B    $203.00           --               --           --      39.08%
      Highest contract charge 0.90% Class B   $178.32           --               --           --      37.83%
      All contract charges                         --          449          $84,688        0.00%          --
AXA/JANUS ENTERPRISE
2017  Lowest contract charge 0.00% Class A    $201.67           --               --           --      27.90%
      Highest contract charge 0.90% Class A   $183.08           --               --           --      26.75%
      All contract charges                         --          109          $20,920        0.00%          --
2016  Lowest contract charge 0.00% Class A    $157.68           --               --           --     (4.33)%
      Highest contract charge 0.90% Class A   $144.44           --               --           --     (5.19)%
      All contract charges                         --          113          $17,115        0.00%          --
2015  Lowest contract charge 0.00% Class A    $164.82           --               --           --     (5.49)%
      Highest contract charge 0.90% Class A   $152.35           --               --           --     (6.34)%
      All contract charges                         --          129          $20,433        0.00%          --
2014  Lowest contract charge 0.00% Class A    $174.40           --               --           --     (0.71)%
      Highest contract charge 0.90% Class A   $162.67           --               --           --     (1.60)%
      All contract charges                         --          154          $25,987        0.00%          --
2013  Lowest contract charge 0.00% Class A    $175.64           --               --           --      38.54%
      Highest contract charge 0.90% Class A   $165.32           --               --           --      37.30%
      All contract charges                         --          185          $31,481        0.00%          --
AXA/JANUS ENTERPRISE
2017  Lowest contract charge 0.00% Class B    $291.87           --               --           --      27.90%
      Highest contract charge 0.60% Class B   $186.88           --               --           --      27.14%
      All contract charges                         --           99          $25,171        0.00%          --
2016  Lowest contract charge 0.00% Class B    $228.20           --               --           --     (4.33)%
      Highest contract charge 0.60% Class B   $146.99           --               --           --     (4.90)%
      All contract charges                         --          102          $20,749        0.00%          --
2015  Lowest contract charge 0.00% Class B    $238.53           --               --           --     (5.49)%
      Highest contract charge 0.60% Class B   $154.57           --               --           --     (6.06)%
      All contract charges                         --          105          $22,021        0.00%          --
2014  Lowest contract charge 0.00% Class B    $252.39           --               --           --     (0.71)%
      Highest contract charge 0.60% Class B   $164.54           --               --           --     (1.31)%
      All contract charges                         --          109          $23,819        0.00%          --
2013  Lowest contract charge 0.00% Class B    $254.20           --               --           --      38.54%
      Highest contract charge 0.60% Class B   $166.72           --               --           --      37.72%
      All contract charges                         --          110          $24,000        0.00%          --
AXA/LOOMIS SAYLES GROWTH
2017  Lowest contract charge 0.00% Class A    $283.70           --               --           --      34.60%
      Highest contract charge 0.90% Class A   $257.56           --               --           --      33.39%
      All contract charges                         --           90          $15,287        0.18%          --
2016  Lowest contract charge 0.00% Class A    $210.78           --               --           --       6.82%
      Highest contract charge 0.90% Class A   $193.09           --               --           --       5.85%
      All contract charges                         --           81          $10,978        0.34%          --
2015  Lowest contract charge 0.00% Class A    $197.33           --               --           --      11.53%
      Highest contract charge 0.90% Class A   $182.41           --               --           --      10.52%
      All contract charges                         --           56          $ 9,495        0.12%          --

                                    FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                               ----------------------------------------------------------------
                                                                            ACCUMULATION
                                                          UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------ ------------- --------
AXA/LOOMIS SAYLES GROWTH (CONTINUED)
2014  Lowest contract charge 0.00% Class A      $176.93           --               --           --       7.81%
      Highest contract charge 0.90% Class A     $165.04           --               --           --       6.85%
      All contract charges                           --           56          $ 8,450        0.11%          --
2013  Lowest contract charge 0.00% Class A      $164.11           --               --           --      27.25%
      Highest contract charge 0.90% Class A     $154.46           --               --           --      26.10%
      All contract charges                           --           73          $ 9,595        0.72%          --
AXA/LOOMIS SAYLES GROWTH
2017  Lowest contract charge 0.00% Class B      $346.43           --               --           --      34.59%
      Highest contract charge 0.60% Class B     $262.96           --               --           --      33.78%
      All contract charges                           --           75          $24,456        0.18%          --
2016  Lowest contract charge 0.00% Class B      $257.40           --               --           --       6.81%
      Highest contract charge 0.60% Class B     $196.56           --               --           --       6.17%
      All contract charges                           --           75          $18,005        0.34%          --
2015  Lowest contract charge 0.00% Class B      $240.98           --               --           --      11.52%
      Highest contract charge 0.60% Class B     $185.13           --               --           --      10.86%
      All contract charges                           --           71          $15,923        0.12%          --
2014  Lowest contract charge 0.00% Class B      $216.08           --               --           --       7.82%
      Highest contract charge 0.60% Class B     $167.00           --               --           --       7.17%
      All contract charges                           --           76          $15,333        0.11%          --
2013  Lowest contract charge 0.00% Class B      $200.41           --               --           --      27.27%
      Highest contract charge 0.60% Class B     $155.82           --               --           --      26.51%
      All contract charges                           --           79          $14,763        0.72%          --
BLACKROCK GLOBAL ALLOCATION V.I. FUND
2017  Lowest contract charge 0.00% Class III    $154.14           --               --           --      13.71%
      Highest contract charge 0.00% Class III   $154.14           --               --           --      13.71%
      All contract charges                           --          193          $ 4,268        1.33%          --
2016  Lowest contract charge 0.00% Class III    $135.56           --               --           --       3.81%
      Highest contract charge 0.00% Class III   $135.56           --               --           --       3.81%
      All contract charges                           --          171          $ 4,445        0.69%          --
2015  Lowest contract charge 0.00% Class III    $130.59           --               --           --     (1.00)%
      Highest contract charge 0.00% Class III   $130.59           --               --           --     (1.00)%
      All contract charges                           --          203          $ 9,384        1.08%          --
2014  Lowest contract charge 0.00% Class III    $131.91           --               --           --       1.93%
      Highest contract charge 0.00% Class III   $131.91           --               --           --       1.93%
      All contract charges                           --          200          $ 9,833        2.50%          --
2013  Lowest contract charge 0.00% Class III    $129.41           --               --           --      14.42%
      Highest contract charge 0.00% Class III   $129.41           --               --           --      14.42%
      All contract charges                           --          149          $ 7,005        1.07%          --
CHARTER/SM/ MULTI-SECTOR BOND
2017  Lowest contract charge 0.00% Class A      $239.78           --               --           --       2.24%
      Highest contract charge 0.90% Class A     $232.36           --               --           --       1.32%
      All contract charges                           --          220          $57,442        1.58%          --
2016  Lowest contract charge 0.00% Class A      $234.53           --               --           --       2.93%
      Highest contract charge 0.90% Class A     $229.34           --               --           --       2.01%
      All contract charges                           --          252          $66,941        1.97%          --
2015  Lowest contract charge 0.00% Class A      $227.86           --               --           --     (0.64)%
      Highest contract charge 0.90% Class A     $224.83           --               --           --     (1.53)%
      All contract charges                           --          265          $70,209        1.52%          --
2014  Lowest contract charge 0.00% Class A      $229.33           --               --           --       2.39%
      Highest contract charge 0.90% Class A     $228.33           --               --           --       1.46%
      All contract charges                           --          286          $77,439        2.51%          --
2013  Lowest contract charge 0.00% Class A      $223.98           --               --           --     (1.01)%
      Highest contract charge 0.90% Class A     $225.04           --               --           --     (1.90)%
      All contract charges                           --          306          $82,633        3.46%          --

                                    FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
CHARTER/SM/ MULTI-SECTOR BOND
2017  Lowest contract charge 0.00% Class B    $145.05           --               --           --        2.24%
      Highest contract charge 0.60% Class B   $111.96           --               --           --        1.62%
      All contract charges                         --          126          $15,563        1.58%           --
2016  Lowest contract charge 0.00% Class B    $141.87           --               --           --        2.93%
      Highest contract charge 0.60% Class B   $110.17           --               --           --        2.31%
      All contract charges                         --          132          $15,824        1.97%           --
2015  Lowest contract charge 0.00% Class B    $137.83           --               --           --      (0.64)%
      Highest contract charge 0.60% Class B   $107.68           --               --           --      (1.24)%
      All contract charges                         --          136          $15,816        1.52%           --
2014  Lowest contract charge 0.00% Class B    $138.72           --               --           --        2.38%
      Highest contract charge 0.60% Class B   $109.03           --               --           --        1.77%
      All contract charges                         --          145          $16,903        2.51%           --
2013  Lowest contract charge 0.00% Class B    $135.49           --               --           --      (0.87)%
      Highest contract charge 0.60% Class B   $107.13           --               --           --      (1.46)%
      All contract charges                         --          149          $16,905        3.46%           --
CHARTER/SM/ SMALL CAP GROWTH
2017  Lowest contract charge 0.00% Class B    $242.33           --               --           --       24.36%
      Highest contract charge 0.90% Class B   $150.12           --               --           --       23.24%
      All contract charges                         --           62          $13,055        2.72%           --
2016  Lowest contract charge 0.00% Class B    $194.86           --               --           --        9.35%
      Highest contract charge 0.90% Class B   $121.81           --               --           --        8.37%
      All contract charges                         --           63          $10,707        0.00%           --
2015  Lowest contract charge 0.00% Class B    $178.20           --               --           --      (6.04)%
      Highest contract charge 0.90% Class B   $112.40           --               --           --      (6.89)%
      All contract charges                         --           72          $11,024        0.27%           --
2014  Lowest contract charge 0.00% Class B    $189.66           --               --           --      (2.61)%
      Highest contract charge 0.90% Class B   $120.72           --               --           --      (3.49)%
      All contract charges                         --           73          $12,004        0.00%           --
2013  Lowest contract charge 0.00% Class B    $194.74           --               --           --       47.78%
      Highest contract charge 0.90% Class B   $125.08           --               --           --       46.45%
      All contract charges                         --           82          $13,549        0.00%           --
CHARTER/SM/ SMALL CAP VALUE
2017  Lowest contract charge 0.00% Class A    $336.73           --               --           --       11.29%
      Highest contract charge 0.60% Class A   $309.09           --               --           --       10.63%
      All contract charges                         --           43          $14,136        1.45%           --
2016  Lowest contract charge 0.00% Class A    $302.56           --               --           --       25.23%
      Highest contract charge 0.60% Class A   $279.39           --               --           --       24.48%
      All contract charges                         --           46          $13,586        1.36%           --
2015  Lowest contract charge 0.00% Class A    $241.60           --               --           --     (13.13)%
      Highest contract charge 0.60% Class A   $224.44           --               --           --     (13.65)%
      All contract charges                         --           48          $11,523        0.52%           --
2014  Lowest contract charge 0.00% Class A    $278.12           --               --           --      (5.12)%
      Highest contract charge 0.60% Class A   $259.93           --               --           --      (5.69)%
      All contract charges                         --           51          $14,155        0.17%           --
2013  Lowest contract charge 0.00% Class A    $293.14           --               --           --       42.77%
      Highest contract charge 0.60% Class A   $275.62           --               --           --       41.91%
      All contract charges                         --           56          $16,244        0.55%           --
CHARTER/SM/ SMALL CAP VALUE
2017  Lowest contract charge 0.00% Class B    $353.23           --               --           --       11.30%
      Highest contract charge 0.90% Class B   $298.52           --               --           --       10.30%
      All contract charges                         --           51          $16,788        1.45%           --
2016  Lowest contract charge 0.00% Class B    $317.38           --               --           --       25.23%
      Highest contract charge 0.90% Class B   $270.65           --               --           --       24.11%
      All contract charges                         --           55          $16,433        1.36%           --

                                    FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                                              ACCUMULATION
                                                            UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                 UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                 ---------- ----------------- ------------ ------------- --------
CHARTER/SM/ SMALL CAP VALUE (CONTINUED)
2015  Lowest contract charge 0.00% Class B        $253.43           --                --          --     (13.13)%
      Highest contract charge 0.90% Class B       $218.07           --                --          --     (13.92)%
      All contract charges                             --           61          $ 14,517       0.52%           --
2014  Lowest contract charge 0.00% Class B        $291.75           --                --          --      (5.11)%
      Highest contract charge 0.90% Class B       $253.33           --                --          --      (5.96)%
      All contract charges                             --           65          $ 17,745       0.17%           --
2013  Lowest contract charge 0.00% Class B        $307.45           --                --          --       42.72%
      Highest contract charge 0.90% Class B       $269.39           --                --          --       41.44%
      All contract charges                             --           69          $ 20,126       0.55%           --
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
2017  Lowest contract charge 0.00% Class II       $ 12.69           --                --          --       12.50%
      Highest contract charge 0.00% Class II      $ 12.69           --                --          --       12.50%
      All contract charges                             --           25          $    314       0.47%           --
2016  Lowest contract charge 0.00% Class II(d)    $ 11.28           --                --          --       12.91%
      Highest contract charge 0.00% Class II(d)   $ 11.28           --                --          --       12.91%
      All contract charges                             --           --          $      5       1.01%           --
EQ/BLACKROCK BASIC VALUE EQUITY
2017  Lowest contract charge 0.00% Class A        $391.76           --                --          --        8.11%
      Highest contract charge 0.60% Class A       $359.60           --                --          --        7.46%
      All contract charges                             --          247          $ 41,840       1.40%           --
2016  Lowest contract charge 0.00% Class A        $362.37           --                --          --       17.96%
      Highest contract charge 0.60% Class A       $334.63           --                --          --       17.26%
      All contract charges                             --          246          $ 40,079       1.49%           --
2015  Lowest contract charge 0.00% Class A        $307.19           --                --          --      (6.15)%
      Highest contract charge 0.60% Class A       $285.38           --                --          --      (6.71)%
      All contract charges                             --          242          $ 36,247       1.28%           --
2014  Lowest contract charge 0.00% Class A        $327.32           --                --          --        9.71%
      Highest contract charge 0.60% Class A       $305.92           --                --          --        9.05%
      All contract charges                             --          227          $ 40,401       1.07%           --
2013  Lowest contract charge 0.00% Class A        $298.36           --                --          --       37.75%
      Highest contract charge 0.60% Class A       $280.54           --                --          --       36.92%
      All contract charges                             --          210          $ 38,163       1.61%           --
EQ/BLACKROCK BASIC VALUE EQUITY
2017  Lowest contract charge 0.00% Class B        $515.61           --                --          --        8.11%
      Highest contract charge 0.90% Class B       $427.76           --                --          --        7.14%
      All contract charges                             --          369          $170,709       1.40%           --
2016  Lowest contract charge 0.00% Class B        $476.93           --                --          --       17.96%
      Highest contract charge 0.90% Class B       $399.26           --                --          --       16.91%
      All contract charges                             --          400          $171,810       1.49%           --
2015  Lowest contract charge 0.00% Class B        $404.30           --                --          --      (6.15)%
      Highest contract charge 0.90% Class B       $341.52           --                --          --      (6.99)%
      All contract charges                             --          436          $158,529       1.28%           --
2014  Lowest contract charge 0.00% Class B        $430.79           --                --          --        9.70%
      Highest contract charge 0.90% Class B       $367.20           --                --          --        8.72%
      All contract charges                             --          463          $179,873       1.07%           --
2013  Lowest contract charge 0.00% Class B        $392.69           --                --          --       37.73%
      Highest contract charge 0.90% Class B       $337.76           --                --          --       36.49%
      All contract charges                             --          485          $172,038       1.61%           --
EQ/CAPITAL GUARDIAN RESEARCH
2017  Lowest contract charge 0.00% Class A        $443.41           --                --          --       25.44%
      Highest contract charge 0.60% Class A       $277.95           --                --          --       24.69%
      All contract charges                             --           62          $ 16,329       0.78%           --
2016  Lowest contract charge 0.00% Class A        $353.49           --                --          --        8.42%
      Highest contract charge 0.60% Class A       $222.92           --                --          --        7.77%
      All contract charges                             --           60          $ 13,834       0.87%           --

                                    FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/CAPITAL GUARDIAN RESEARCH (CONTINUED)
2015  Lowest contract charge 0.00% Class A    $326.03            --                --         --       1.91%
      Highest contract charge 0.60% Class A   $206.84            --                --         --       1.30%
      All contract charges                         --            62        $   14,705      0.59%          --
2014  Lowest contract charge 0.00% Class A    $319.92            --                --         --      10.51%
      Highest contract charge 0.60% Class A   $204.19            --                --         --       9.85%
      All contract charges                         --            62        $   15,531      0.70%          --
2013  Lowest contract charge 0.00% Class A    $289.49            --                --         --      31.79%
      Highest contract charge 0.60% Class A   $185.88            --                --         --      31.00%
      All contract charges                         --            68        $   15,218      1.47%          --
EQ/CAPITAL GUARDIAN RESEARCH
2017  Lowest contract charge 0.00% Class B    $336.81            --                --         --      25.44%
      Highest contract charge 0.90% Class B   $285.37            --                --         --      24.31%
      All contract charges                         --           358        $  108,933      0.78%          --
2016  Lowest contract charge 0.00% Class B    $268.51            --                --         --       8.42%
      Highest contract charge 0.90% Class B   $229.56            --                --         --       7.45%
      All contract charges                         --           377        $   92,101      0.87%          --
2015  Lowest contract charge 0.00% Class B    $247.65            --                --         --       1.91%
      Highest contract charge 0.90% Class B   $213.65            --                --         --       1.00%
      All contract charges                         --           417        $   94,238      0.59%          --
2014  Lowest contract charge 0.00% Class B    $243.01            --                --         --      10.51%
      Highest contract charge 0.90% Class B   $211.54            --                --         --       9.52%
      All contract charges                         --           419        $   93,222      0.70%          --
2013  Lowest contract charge 0.00% Class B    $219.89            --                --         --      31.77%
      Highest contract charge 0.90% Class B   $193.16            --                --         --      30.58%
      All contract charges                         --           468        $   94,736      1.47%          --
EQ/COMMON STOCK INDEX
2017  Lowest contract charge 0.00% Class A    $719.43            --                --         --      20.47%
      Highest contract charge 0.90% Class A   $732.21            --                --         --      19.39%
      All contract charges                         --         1,320        $1,495,123      1.30%          --
2016  Lowest contract charge 0.00% Class A    $597.19            --                --         --      11.69%
      Highest contract charge 0.90% Class A   $613.30            --                --         --      10.69%
      All contract charges                         --         1,384        $1,360,428      1.55%          --
2015  Lowest contract charge 0.00% Class A    $534.69            --                --         --     (0.05)%
      Highest contract charge 0.90% Class A   $554.08            --                --         --     (0.95)%
      All contract charges                         --         1,448        $1,330,558      1.37%          --
2014  Lowest contract charge 0.00% Class A    $534.98            --                --         --      12.05%
      Highest contract charge 0.90% Class A   $559.42            --                --         --      11.05%
      All contract charges                         --         1,467        $1,441,799      1.24%          --
2013  Lowest contract charge 0.00% Class A    $477.43            --                --         --      32.47%
      Highest contract charge 0.90% Class A   $503.77            --                --         --      31.28%
      All contract charges                         --         1,573        $1,403,125      1.29%          --
EQ/COMMON STOCK INDEX
2017  Lowest contract charge 0.00% Class B    $224.67            --                --         --      20.47%
      Highest contract charge 0.60% Class B   $242.06            --                --         --      19.75%
      All contract charges                         --           951        $  225,386      1.30%          --
2016  Lowest contract charge 0.00% Class B    $186.50            --                --         --      11.69%
      Highest contract charge 0.60% Class B   $202.14            --                --         --      11.02%
      All contract charges                         --           981        $  194,128      1.55%          --
2015  Lowest contract charge 0.00% Class B    $166.98            --                --         --     (0.05)%
      Highest contract charge 0.60% Class B   $182.07            --                --         --     (0.65)%
      All contract charges                         --         1,016        $  181,517      1.37%          --
2014  Lowest contract charge 0.00% Class B    $167.07            --                --         --      12.05%
      Highest contract charge 0.60% Class B   $183.27            --                --         --      11.38%
      All contract charges                         --         1,060        $  191,161      1.24%          --

                                    FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/COMMON STOCK INDEX (CONTINUED)
2013  Lowest contract charge 0.00% Class B    $149.10            --               --          --      32.47%
      Highest contract charge 0.60% Class B   $164.54            --               --          --      31.67%
      All contract charges                         --         1,115         $180,697       1.29%          --
EQ/CORE BOND INDEX
2017  Lowest contract charge 0.00% Class A    $137.33            --               --          --       1.46%
      Highest contract charge 0.90% Class A   $124.13            --               --          --       0.55%
      All contract charges                         --           182         $ 26,157       1.39%          --
2016  Lowest contract charge 0.00% Class A    $135.35            --               --          --       1.38%
      Highest contract charge 0.90% Class A   $123.45            --               --          --       0.47%
      All contract charges                         --           200         $ 28,475       1.50%          --
2015  Lowest contract charge 0.00% Class A    $133.51            --               --          --       0.44%
      Highest contract charge 0.90% Class A   $122.87            --               --          --     (0.47)%
      All contract charges                         --           207         $ 29,322       1.49%          --
2014  Lowest contract charge 0.00% Class A    $132.93            --               --          --       2.41%
      Highest contract charge 0.90% Class A   $123.45            --               --          --       1.50%
      All contract charges                         --           219         $ 30,635       1.31%          --
2013  Lowest contract charge 0.00% Class A    $129.80            --               --          --     (1.58)%
      Highest contract charge 0.90% Class A   $121.63            --               --          --     (2.48)%
      All contract charges                         --           231         $ 31,506       1.17%          --
EQ/CORE BOND INDEX
2017  Lowest contract charge 0.00% Class B    $142.69            --               --          --       1.46%
      Highest contract charge 0.60% Class B   $158.89            --               --          --       0.86%
      All contract charges                         --           172         $ 25,594       1.39%          --
2016  Lowest contract charge 0.00% Class B    $140.63            --               --          --       1.38%
      Highest contract charge 0.60% Class B   $157.54            --               --          --       0.77%
      All contract charges                         --           165         $ 24,392       1.50%          --
2015  Lowest contract charge 0.00% Class B    $138.72            --               --          --       0.44%
      Highest contract charge 0.60% Class B   $156.34            --               --          --     (0.17)%
      All contract charges                         --           157         $ 23,116       1.49%          --
2014  Lowest contract charge 0.00% Class B    $138.11            --               --          --       2.41%
      Highest contract charge 0.60% Class B   $156.60            --               --          --       1.80%
      All contract charges                         --           151         $ 22,367       1.31%          --
2013  Lowest contract charge 0.00% Class B    $134.86            --               --          --     (1.59)%
      Highest contract charge 0.60% Class B   $153.83            --               --          --     (2.18)%
      All contract charges                         --           150         $ 21,831       1.17%          --
EQ/EQUITY 500 INDEX
2017  Lowest contract charge 0.00% Class A    $818.32            --               --          --      21.04%
      Highest contract charge 0.90% Class A   $666.65            --               --          --      19.96%
      All contract charges                         --         1,393         $602,506       1.45%          --
2016  Lowest contract charge 0.00% Class A    $676.05            --               --          --      11.24%
      Highest contract charge 0.90% Class A   $555.73            --               --          --      10.24%
      All contract charges                         --         1,292         $542,718       1.66%          --
2015  Lowest contract charge 0.00% Class A    $607.76            --               --          --       0.80%
      Highest contract charge 0.90% Class A   $504.12            --               --          --     (0.11)%
      All contract charges                         --         1,399         $519,057       1.61%          --
2014  Lowest contract charge 0.00% Class A    $602.94            --               --          --      12.98%
      Highest contract charge 0.90% Class A   $504.66            --               --          --      11.96%
      All contract charges                         --         1,320         $556,228       1.39%          --
2013  Lowest contract charge 0.00% Class A    $533.69            --               --          --      31.51%
      Highest contract charge 0.90% Class A   $450.76            --               --          --      30.33%
      All contract charges                         --         1,173         $536,839       1.48%          --
EQ/EQUITY 500 INDEX
2017  Lowest contract charge 0.00% Class B    $247.66            --               --          --      21.04%
      Highest contract charge 0.60% Class B   $228.79            --               --          --      20.32%
      All contract charges                         --         1,137         $272,641       1.45%          --

                                    FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/EQUITY 500 INDEX (CONTINUED)
2016  Lowest contract charge 0.00% Class B    $204.61            --               --          --      11.23%
      Highest contract charge 0.60% Class B   $190.15            --               --          --      10.56%
      All contract charges                         --         1,100         $217,785       1.66%          --
2015  Lowest contract charge 0.00% Class B    $183.95            --               --          --       0.79%
      Highest contract charge 0.60% Class B   $171.99            --               --          --       0.19%
      All contract charges                         --         1,073         $191,053       1.61%          --
2014  Lowest contract charge 0.00% Class B    $182.51            --               --          --      12.97%
      Highest contract charge 0.60% Class B   $171.67            --               --          --      12.30%
      All contract charges                         --         1,056         $186,511       1.39%          --
2013  Lowest contract charge 0.00% Class B    $161.55            --               --          --      31.51%
      Highest contract charge 0.60% Class B   $152.87            --               --          --      30.73%
      All contract charges                         --         1,016         $158,969       1.48%          --
EQ/GLOBAL BOND PLUS
2017  Lowest contract charge 0.00% Class A    $144.55            --               --          --       4.65%
      Highest contract charge 0.90% Class A   $122.90            --               --          --       3.71%
      All contract charges                         --            99         $  7,953       0.04%          --
2016  Lowest contract charge 0.00% Class A    $138.13            --               --          --       0.68%
      Highest contract charge 0.90% Class A   $118.50            --               --          --     (0.23)%
      All contract charges                         --            99         $  8,311       1.92%          --
2015  Lowest contract charge 0.00% Class A    $137.20            --               --          --     (3.80)%
      Highest contract charge 0.90% Class A   $118.77            --               --          --     (4.66)%
      All contract charges                         --            93         $  8,563       0.04%          --
2014  Lowest contract charge 0.00% Class A    $142.62            --               --          --       0.88%
      Highest contract charge 0.90% Class A   $124.58            --               --          --     (0.02)%
      All contract charges                         --           100         $ 11,375       0.67%          --
2013  Lowest contract charge 0.00% Class A    $141.37            --               --          --     (2.56)%
      Highest contract charge 0.90% Class A   $124.61            --               --          --     (3.44)%
      All contract charges                         --           103         $ 12,060       0.01%          --
EQ/GLOBAL BOND PLUS
2017  Lowest contract charge 0.00% Class B    $137.76            --               --          --       4.65%
      Highest contract charge 0.60% Class B   $125.44            --               --          --       4.02%
      All contract charges                         --            68         $  9,131       0.04%          --
2016  Lowest contract charge 0.00% Class B    $131.64            --               --          --       0.68%
      Highest contract charge 0.60% Class B   $120.59            --               --          --       0.07%
      All contract charges                         --            69         $  8,747       1.92%          --
2015  Lowest contract charge 0.00% Class B    $130.75            --               --          --     (3.80)%
      Highest contract charge 0.60% Class B   $120.50            --               --          --     (4.38)%
      All contract charges                         --            66         $  8,457       0.04%          --
2014  Lowest contract charge 0.00% Class B    $135.92            --               --          --       0.89%
      Highest contract charge 0.60% Class B   $126.02            --               --          --       0.29%
      All contract charges                         --            67         $  8,941       0.67%          --
2013  Lowest contract charge 0.00% Class B    $134.72            --               --          --     (2.51)%
      Highest contract charge 0.60% Class B   $125.66            --               --          --     (3.10)%
      All contract charges                         --            68         $  8,897       0.01%          --
EQ/INTERMEDIATE GOVERNMENT BOND
2017  Lowest contract charge 0.00% Class A    $235.74            --               --          --       0.34%
      Highest contract charge 0.90% Class A   $199.94            --               --          --     (0.56)%
      All contract charges                         --           370         $ 69,699       0.84%          --
2016  Lowest contract charge 0.00% Class A    $234.93            --               --          --       0.45%
      Highest contract charge 0.90% Class A   $201.07            --               --          --     (0.45)%
      All contract charges                         --           354         $ 70,206       0.70%          --
2015  Lowest contract charge 0.00% Class A    $233.88            --               --          --       0.43%
      Highest contract charge 0.90% Class A   $201.98            --               --          --     (0.47)%
      All contract charges                         --           323         $ 65,486       0.60%          --

                                    FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/INTERMEDIATE GOVERNMENT BOND (CONTINUED)
2014  Lowest contract charge 0.00% Class A    $232.88            --               --          --       1.53%
      Highest contract charge 0.90% Class A   $202.94            --               --          --       0.62%
      All contract charges                         --           318         $ 65,987       0.40%          --
2013  Lowest contract charge 0.00% Class A    $229.37            --               --          --     (1.64)%
      Highest contract charge 0.90% Class A   $201.69            --               --          --     (2.53)%
      All contract charges                         --           320         $ 68,033       0.21%          --
EQ/INTERMEDIATE GOVERNMENT BOND
2017  Lowest contract charge 0.00% Class B    $169.28            --               --          --       0.34%
      Highest contract charge 0.60% Class B   $151.29            --               --          --     (0.26)%
      All contract charges                         --           123         $ 19,188       0.84%          --
2016  Lowest contract charge 0.00% Class B    $168.70            --               --          --       0.45%
      Highest contract charge 0.60% Class B   $151.68            --               --          --     (0.15)%
      All contract charges                         --           135         $ 20,929       0.70%          --
2015  Lowest contract charge 0.00% Class B    $167.94            --               --          --       0.42%
      Highest contract charge 0.60% Class B   $151.91            --               --          --     (0.18)%
      All contract charges                         --           120         $ 18,638       0.60%          --
2014  Lowest contract charge 0.00% Class B    $167.23            --               --          --       1.54%
      Highest contract charge 0.60% Class B   $152.18            --               --          --       0.93%
      All contract charges                         --           125         $ 19,156       0.40%          --
2013  Lowest contract charge 0.00% Class B    $164.70            --               --          --     (1.64)%
      Highest contract charge 0.60% Class B   $150.78            --               --          --     (2.24)%
      All contract charges                         --           136         $ 20,907       0.21%          --
EQ/INTERNATIONAL EQUITY INDEX
2017  Lowest contract charge 0.00% Class A    $235.12            --               --          --      23.22%
      Highest contract charge 0.90% Class A   $191.42            --               --          --      22.12%
      All contract charges                         --         1,529         $270,450       2.64%          --
2016  Lowest contract charge 0.00% Class A    $190.81            --               --          --       2.20%
      Highest contract charge 0.90% Class A   $156.75            --               --          --       1.28%
      All contract charges                         --         1,486         $220,734       2.72%          --
2015  Lowest contract charge 0.00% Class A    $186.71            --               --          --     (2.14)%
      Highest contract charge 0.90% Class A   $154.77            --               --          --     (3.02)%
      All contract charges                         --         1,506         $232,186       2.32%          --
2014  Lowest contract charge 0.00% Class A    $190.79            --               --          --     (6.90)%
      Highest contract charge 0.90% Class A   $159.59            --               --          --     (7.74)%
      All contract charges                         --         1,507         $254,494       2.97%          --
2013  Lowest contract charge 0.00% Class A    $204.93            --               --          --      21.47%
      Highest contract charge 0.90% Class A   $172.97            --               --          --      20.38%
      All contract charges                         --         1,613         $295,783       2.22%          --
EQ/INTERNATIONAL EQUITY INDEX
2017  Lowest contract charge 0.00% Class B    $160.52            --               --          --      23.22%
      Highest contract charge 0.90% Class B   $140.92            --               --          --      22.11%
      All contract charges                         --           409         $ 63,674       2.64%          --
2016  Lowest contract charge 0.00% Class B    $130.27            --               --          --       2.20%
      Highest contract charge 0.90% Class B   $115.40            --               --          --       1.28%
      All contract charges                         --           407         $ 51,586       2.72%          --
2015  Lowest contract charge 0.00% Class B    $127.47            --               --          --     (2.13)%
      Highest contract charge 0.90% Class B   $113.94            --               --          --     (3.02)%
      All contract charges                         --           424         $ 52,585       2.32%          --
2014  Lowest contract charge 0.00% Class B    $130.25            --               --          --     (6.90)%
      Highest contract charge 0.90% Class B   $117.49            --               --          --     (7.74)%
      All contract charges                         --           414         $ 52,708       2.97%          --
2013  Lowest contract charge 0.00% Class B    $139.91            --               --          --      21.47%
      Highest contract charge 0.90% Class B   $127.34            --               --          --      20.38%
      All contract charges                         --           414         $ 56,742       2.22%          --

                                    FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/INVESCO COMSTOCK
2017  Lowest contract charge 0.00% Class A    $193.24           --               --           --      17.98%
      Highest contract charge 0.90% Class A   $175.43           --               --           --      16.92%
      All contract charges                         --           94          $14,441        0.80%          --
2016  Lowest contract charge 0.00% Class A    $163.79           --               --           --      17.38%
      Highest contract charge 0.90% Class A   $150.04           --               --           --      16.32%
      All contract charges                         --           80          $10,866        2.44%          --
2015  Lowest contract charge 0.00% Class A    $139.54           --               --           --     (6.19)%
      Highest contract charge 0.90% Class A   $128.99           --               --           --     (7.03)%
      All contract charges                         --          100          $12,263        2.18%          --
2014  Lowest contract charge 0.00% Class A    $148.75           --               --           --       8.92%
      Highest contract charge 0.90% Class A   $138.74           --               --           --       7.94%
      All contract charges                         --          101          $13,086        1.88%          --
2013  Lowest contract charge 0.00% Class A    $136.57           --               --           --      35.08%
      Highest contract charge 0.90% Class A   $128.54           --               --           --      33.87%
      All contract charges                         --           37          $ 4,854        4.83%          --
EQ/INVESCO COMSTOCK
2017  Lowest contract charge 0.00% Class B    $245.99           --               --           --      17.98%
      Highest contract charge 0.60% Class B   $178.98           --               --           --      17.27%
      All contract charges                         --           66          $15,264        0.80%          --
2016  Lowest contract charge 0.00% Class B    $208.50           --               --           --      17.37%
      Highest contract charge 0.60% Class B   $152.62           --               --           --      16.67%
      All contract charges                         --           65          $12,804        2.44%          --
2015  Lowest contract charge 0.00% Class B    $177.64           --               --           --     (6.19)%
      Highest contract charge 0.60% Class B   $130.81           --               --           --     (6.75)%
      All contract charges                         --           71          $11,678        2.18%          --
2014  Lowest contract charge 0.00% Class B    $189.36           --               --           --       8.92%
      Highest contract charge 0.60% Class B   $140.28           --               --           --       8.26%
      All contract charges                         --           69          $12,100        1.88%          --
2013  Lowest contract charge 0.00% Class B    $173.86           --               --           --      35.04%
      Highest contract charge 0.60% Class B   $129.58           --               --           --      34.22%
      All contract charges                         --           34          $ 5,480        4.83%          --
EQ/JPMORGAN VALUE OPPORTUNITIES
2017  Lowest contract charge 0.00% Class A    $414.32           --               --           --      17.72%
      Highest contract charge 0.00% Class A   $414.32           --               --           --      17.72%
      All contract charges                         --           41          $ 4,807        0.86%          --
2016  Lowest contract charge 0.00% Class A    $351.95           --               --           --      21.53%
      Highest contract charge 0.00% Class A   $351.95           --               --           --      21.53%
      All contract charges                         --           32          $ 3,509        1.05%          --
2015  Lowest contract charge 0.00% Class A    $289.59           --               --           --     (2.25)%
      Highest contract charge 0.00% Class A   $289.59           --               --           --     (2.25)%
      All contract charges                         --           30          $ 2,225        0.70%          --
2014  Lowest contract charge 0.00% Class A    $296.27           --               --           --      14.37%
      Highest contract charge 0.00% Class A   $296.27           --               --           --      14.37%
      All contract charges                         --           21          $ 1,687        1.08%          --
2013  Lowest contract charge 0.00% Class A    $259.04           --               --           --      35.80%
      Highest contract charge 0.00% Class A   $259.04           --               --           --      35.80%
      All contract charges                         --           14          $ 1,248        2.02%          --
EQ/JPMORGAN VALUE OPPORTUNITIES
2017  Lowest contract charge 0.00% Class B    $386.87           --               --           --      17.72%
      Highest contract charge 0.90% Class B   $320.95           --               --           --      16.66%
      All contract charges                         --          131          $45,408        0.86%          --
2016  Lowest contract charge 0.00% Class B    $328.64           --               --           --      21.53%
      Highest contract charge 0.90% Class B   $275.11           --               --           --      20.44%
      All contract charges                         --          115          $34,289        1.05%          --

                                    FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/JPMORGAN VALUE OPPORTUNITIES (CONTINUED)
2015  Lowest contract charge 0.00% Class B    $270.42           --                --          --     (2.28)%
      Highest contract charge 0.90% Class B   $228.43           --                --          --     (3.16)%
      All contract charges                         --          121          $ 29,513       0.70%          --
2014  Lowest contract charge 0.00% Class B    $276.74           --                --          --      14.38%
      Highest contract charge 0.90% Class B   $235.89           --                --          --      13.35%
      All contract charges                         --          124          $ 30,663       1.08%          --
2013  Lowest contract charge 0.00% Class B    $241.95           --                --          --      35.78%
      Highest contract charge 0.90% Class B   $208.11           --                --          --      34.57%
      All contract charges                         --          127          $ 27,606       2.02%          --
EQ/LARGE CAP GROWTH INDEX
2017  Lowest contract charge 0.00% Class A    $452.25           --                --          --      29.22%
      Highest contract charge 0.60% Class A   $299.34           --                --          --      28.44%
      All contract charges                         --           86          $ 20,954       0.77%          --
2016  Lowest contract charge 0.00% Class A    $349.98           --                --          --       6.34%
      Highest contract charge 0.60% Class A   $233.05           --                --          --       5.71%
      All contract charges                         --           82          $ 16,601       1.01%          --
2015  Lowest contract charge 0.00% Class A    $329.10           --                --          --       4.86%
      Highest contract charge 0.60% Class A   $220.46           --                --          --       4.23%
      All contract charges                         --           77          $ 16,461       0.87%          --
2014  Lowest contract charge 0.00% Class A    $313.85           --                --          --      12.24%
      Highest contract charge 0.60% Class A   $211.51           --                --          --      11.57%
      All contract charges                         --           67          $ 15,886       0.91%          --
2013  Lowest contract charge 0.00% Class A    $279.62           --                --          --      32.50%
      Highest contract charge 0.60% Class A   $189.58           --                --          --      31.70%
      All contract charges                         --           66          $ 14,826       0.96%          --
EQ/LARGE CAP GROWTH INDEX
2017  Lowest contract charge 0.00% Class B    $225.05           --                --          --      29.22%
      Highest contract charge 0.90% Class B   $190.27           --                --          --      28.07%
      All contract charges                         --          680          $139,563       0.77%          --
2016  Lowest contract charge 0.00% Class B    $174.16           --                --          --       6.34%
      Highest contract charge 0.90% Class B   $148.57           --                --          --       5.39%
      All contract charges                         --          713          $113,687       1.01%          --
2015  Lowest contract charge 0.00% Class B    $163.77           --                --          --       4.87%
      Highest contract charge 0.90% Class B   $140.97           --                --          --       3.92%
      All contract charges                         --          764          $114,945       0.87%          --
2014  Lowest contract charge 0.00% Class B    $156.17           --                --          --      12.24%
      Highest contract charge 0.90% Class B   $135.65           --                --          --      11.22%
      All contract charges                         --          805          $115,779       0.91%          --
2013  Lowest contract charge 0.00% Class B    $139.14           --                --          --      32.49%
      Highest contract charge 0.90% Class B   $121.96           --                --          --      31.30%
      All contract charges                         --          883          $113,856       0.96%          --
EQ/LARGE CAP VALUE INDEX
2017  Lowest contract charge 0.00% Class A    $119.30           --                --          --      13.01%
      Highest contract charge 0.90% Class A   $108.30           --                --          --      11.98%
      All contract charges                         --          122          $ 13,848       1.94%          --
2016  Lowest contract charge 0.00% Class A    $105.57           --                --          --      16.47%
      Highest contract charge 0.90% Class A   $ 96.71           --                --          --      15.43%
      All contract charges                         --          125          $ 12,655       2.17%          --
2015  Lowest contract charge 0.00% Class A    $ 90.64           --                --          --     (4.43)%
      Highest contract charge 0.90% Class A   $ 83.78           --                --          --     (5.29)%
      All contract charges                         --          114          $ 10,014       1.96%          --
2014  Lowest contract charge 0.00% Class A    $ 94.84           --                --          --      12.62%
      Highest contract charge 0.90% Class A   $ 88.46           --                --          --      11.61%
      All contract charges                         --          112          $ 10,362       1.62%          --

                                    FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/LARGE CAP VALUE INDEX (CONTINUED)
2013  Lowest contract charge 0.00% Class A    $ 84.21           --                --          --      31.60%
      Highest contract charge 0.90% Class A   $ 79.26           --                --          --      30.40%
      All contract charges                         --          101          $  8,239       1.56%          --
EQ/LARGE CAP VALUE INDEX
2017  Lowest contract charge 0.00% Class B    $137.42           --                --          --      13.00%
      Highest contract charge 0.60% Class B   $110.56           --                --          --      12.32%
      All contract charges                         --          115          $ 15,123       1.94%          --
2016  Lowest contract charge 0.00% Class B    $121.61           --                --          --      16.47%
      Highest contract charge 0.60% Class B   $ 98.43           --                --          --      15.77%
      All contract charges                         --          105          $ 12,174       2.17%          --
2015  Lowest contract charge 0.00% Class B    $104.41           --                --          --     (4.43)%
      Highest contract charge 0.60% Class B   $ 85.02           --                --          --     (5.01)%
      All contract charges                         --           97          $  9,549       1.96%          --
2014  Lowest contract charge 0.00% Class B    $109.25           --                --          --      12.63%
      Highest contract charge 0.60% Class B   $ 89.50           --                --          --      11.96%
      All contract charges                         --           84          $  8,774       1.62%          --
2013  Lowest contract charge 0.00% Class B    $ 97.00           --                --          --      31.58%
      Highest contract charge 0.60% Class B   $ 79.94           --                --          --      30.79%
      All contract charges                         --           76          $  6,961       1.56%          --
EQ/MFS INTERNATIONAL GROWTH
2017  Lowest contract charge 0.00% Class B    $248.46           --                --          --      32.05%
      Highest contract charge 0.90% Class B   $141.35           --                --          --      30.88%
      All contract charges                         --          283          $ 51,192       0.84%          --
2016  Lowest contract charge 0.00% Class B    $188.15           --                --          --       1.98%
      Highest contract charge 0.90% Class B   $108.00           --                --          --       1.06%
      All contract charges                         --          283          $ 38,646       1.00%          --
2015  Lowest contract charge 0.00% Class B    $184.50           --                --          --       0.20%
      Highest contract charge 0.90% Class B   $106.87           --                --          --     (0.71)%
      All contract charges                         --          285          $ 37,624       0.60%          --
2014  Lowest contract charge 0.00% Class B    $184.13           --                --          --     (5.01)%
      Highest contract charge 0.90% Class B   $107.63           --                --          --     (5.86)%
      All contract charges                         --          287          $ 37,394       0.94%          --
2013  Lowest contract charge 0.00% Class B    $193.84           --                --          --      13.65%
      Highest contract charge 0.90% Class B   $114.33           --                --          --      12.63%
      All contract charges                         --          291          $ 39,189       0.94%          --
EQ/MID CAP INDEX
2017  Lowest contract charge 0.00% Class A    $457.47           --                --          --      15.48%
      Highest contract charge 0.60% Class A   $311.82           --                --          --      14.79%
      All contract charges                         --          168          $ 38,774       0.93%          --
2016  Lowest contract charge 0.00% Class A    $396.14           --                --          --      19.91%
      Highest contract charge 0.60% Class A   $271.64           --                --          --      19.19%
      All contract charges                         --          149          $ 32,505       1.09%          --
2015  Lowest contract charge 0.00% Class A    $330.36           --                --          --     (2.86)%
      Highest contract charge 0.60% Class A   $227.90           --                --          --     (3.44)%
      All contract charges                         --          141          $ 28,395       0.86%          --
2014  Lowest contract charge 0.00% Class A    $340.09           --                --          --       8.99%
      Highest contract charge 0.60% Class A   $236.02           --                --          --       8.34%
      All contract charges                         --          129          $ 29,901       0.80%          --
2013  Lowest contract charge 0.00% Class A    $312.03           --                --          --      32.58%
      Highest contract charge 0.60% Class A   $217.86           --                --          --      31.79%
      All contract charges                         --          119          $ 28,884       0.77%          --
EQ/MID CAP INDEX
2017  Lowest contract charge 0.00% Class B    $292.20           --                --          --      15.48%
      Highest contract charge 0.90% Class B   $249.83           --                --          --      14.44%
      All contract charges                         --          432          $118,329       0.93%          --

                                    FSA-139

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/MID CAP INDEX (CONTINUED)
2016  Lowest contract charge 0.00% Class B    $253.03            --               --          --      19.91%
      Highest contract charge 0.90% Class B   $218.30            --               --          --      18.84%
      All contract charges                         --           400         $ 94,440       1.09%          --
2015  Lowest contract charge 0.00% Class B    $211.01            --               --          --     (2.86)%
      Highest contract charge 0.90% Class B   $183.70            --               --          --     (3.73)%
      All contract charges                         --           419         $ 82,531       0.86%          --
2014  Lowest contract charge 0.00% Class B    $217.22            --               --          --       8.99%
      Highest contract charge 0.90% Class B   $190.82            --               --          --       8.01%
      All contract charges                         --           427         $ 86,668       0.80%          --
2013  Lowest contract charge 0.00% Class B    $199.30            --               --          --      32.58%
      Highest contract charge 0.90% Class B   $176.67            --               --          --      31.38%
      All contract charges                         --           449         $ 83,977       0.77%          --
EQ/MONEY MARKET
2017  Lowest contract charge 0.00% Class A    $172.76            --               --          --       0.40%
      Highest contract charge 0.90% Class A   $148.82            --               --          --     (0.50)%
      All contract charges                         --         1,389         $100,524       0.39%          --
2016  Lowest contract charge 0.00% Class A    $172.07            --               --          --          --
      Highest contract charge 0.90% Class A   $149.57            --               --          --     (0.89)%
      All contract charges                         --         1,609         $112,607       0.00%          --
2015  Lowest contract charge 0.00% Class A    $172.07            --               --          --          --
      Highest contract charge 0.90% Class A   $150.92            --               --          --     (0.90)%
      All contract charges                         --         1,459         $116,349       0.00%          --
2014  Lowest contract charge 0.00% Class A    $172.07            --               --          --          --
      Highest contract charge 0.90% Class A   $152.29            --               --          --     (0.90)%
      All contract charges                         --         1,156         $125,159       0.00%          --
2013  Lowest contract charge 0.00% Class A    $172.07            --               --          --          --
      Highest contract charge 0.90% Class A   $153.67            --               --          --     (0.90)%
      All contract charges                         --         1,206         $130,681       0.00%          --
EQ/MONEY MARKET
2017  Lowest contract charge 0.00% Class B    $132.02            --               --          --       0.40%
      Highest contract charge 0.60% Class B   $123.43            --               --          --     (0.20)%
      All contract charges                         --           418         $ 53,555       0.39%          --
2016  Lowest contract charge 0.00% Class B    $131.49            --               --          --          --
      Highest contract charge 0.60% Class B   $123.68            --               --          --     (0.59)%
      All contract charges                         --           360         $ 45,810       0.00%          --
2015  Lowest contract charge 0.00% Class B    $131.49            --               --          --     (0.01)%
      Highest contract charge 0.60% Class B   $124.42            --               --          --     (0.60)%
      All contract charges                         --           343         $ 43,876       0.00%          --
2014  Lowest contract charge 0.00% Class B    $131.50            --               --          --       0.01%
      Highest contract charge 0.60% Class B   $125.17            --               --          --     (0.60)%
      All contract charges                         --           330         $ 42,162       0.00%          --
2013  Lowest contract charge 0.00% Class B    $131.49            --               --          --          --
      Highest contract charge 0.60% Class B   $125.93            --               --          --     (0.60)%
      All contract charges                         --           407         $ 52,804       0.00%          --
EQ/PIMCO ULTRA SHORT BOND
2017  Lowest contract charge 0.00% Class A    $120.08            --               --          --       1.88%
      Highest contract charge 0.90% Class A   $109.02            --               --          --       0.97%
      All contract charges                         --           138         $ 15,815       1.32%          --
2016  Lowest contract charge 0.00% Class A    $117.86            --               --          --       1.99%
      Highest contract charge 0.90% Class A   $107.97            --               --          --       1.08%
      All contract charges                         --           125         $ 14,261       1.00%          --
2015  Lowest contract charge 0.00% Class A    $115.56            --               --          --     (0.28)%
      Highest contract charge 0.90% Class A   $106.82            --               --          --     (1.17)%
      All contract charges                         --           145         $ 16,282       0.47%          --

                                    FSA-140

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/PIMCO ULTRA SHORT BOND (CONTINUED)
2014  Lowest contract charge 0.00% Class A    $115.88           --               --           --     (0.09)%
      Highest contract charge 0.90% Class A   $108.09           --               --           --     (0.99)%
      All contract charges                         --          156          $17,494        0.38%          --
2013  Lowest contract charge 0.00% Class A    $115.98           --               --           --       0.03%
      Highest contract charge 0.90% Class A   $109.17           --               --           --     (0.87)%
      All contract charges                         --          183          $20,583        0.72%          --
EQ/PIMCO ULTRA SHORT BOND
2017  Lowest contract charge 0.00% Class B    $123.07           --               --           --       1.90%
      Highest contract charge 0.60% Class B   $112.00           --               --           --       1.28%
      All contract charges                         --          146          $17,454        1.32%          --
2016  Lowest contract charge 0.00% Class B    $120.78           --               --           --       1.98%
      Highest contract charge 0.60% Class B   $110.58           --               --           --       1.38%
      All contract charges                         --          142          $16,743        1.00%          --
2015  Lowest contract charge 0.00% Class B    $118.43           --               --           --     (0.27)%
      Highest contract charge 0.60% Class B   $109.08           --               --           --     (0.87)%
      All contract charges                         --          153          $17,504        0.47%          --
2014  Lowest contract charge 0.00% Class B    $118.75           --               --           --     (0.09)%
      Highest contract charge 0.60% Class B   $110.04           --               --           --     (0.69)%
      All contract charges                         --          165          $19,037        0.38%          --
2013  Lowest contract charge 0.00% Class B    $118.86           --               --           --       0.08%
      Highest contract charge 0.60% Class B   $110.80           --               --           --     (0.52)%
      All contract charges                         --          158          $18,293        0.72%          --
EQ/QUALITY BOND PLUS
2017  Lowest contract charge 0.00% Class A    $257.00           --               --           --       1.39%
      Highest contract charge 0.90% Class A   $194.72           --               --           --       0.48%
      All contract charges                         --          173          $25,722        1.17%          --
2016  Lowest contract charge 0.00% Class A    $253.48           --               --           --       1.18%
      Highest contract charge 0.90% Class A   $193.79           --               --           --       0.27%
      All contract charges                         --          203          $36,245        1.15%          --
2015  Lowest contract charge 0.00% Class A    $250.53           --               --           --       0.22%
      Highest contract charge 0.90% Class A   $193.27           --               --           --     (0.68)%
      All contract charges                         --          208          $38,216        1.06%          --
2014  Lowest contract charge 0.00% Class A    $249.97           --               --           --       2.90%
      Highest contract charge 0.90% Class A   $194.59           --               --           --       1.98%
      All contract charges                         --          222          $41,887        0.99%          --
2013  Lowest contract charge 0.00% Class A    $242.92           --               --           --     (2.28)%
      Highest contract charge 0.90% Class A   $190.82           --               --           --     (3.16)%
      All contract charges                         --          241          $44,253        0.35%          --
EQ/QUALITY BOND PLUS
2017  Lowest contract charge 0.00% Class B    $173.41           --               --           --       1.39%
      Highest contract charge 0.60% Class B   $154.75           --               --           --       0.79%
      All contract charges                         --          122          $19,553        1.17%          --
2016  Lowest contract charge 0.00% Class B    $171.04           --               --           --       1.18%
      Highest contract charge 0.60% Class B   $153.54           --               --           --       0.57%
      All contract charges                         --          129          $20,541        1.15%          --
2015  Lowest contract charge 0.00% Class B    $169.05           --               --           --       0.23%
      Highest contract charge 0.60% Class B   $152.67           --               --           --     (0.38)%
      All contract charges                         --          132          $20,722        1.06%          --
2014  Lowest contract charge 0.00% Class B    $168.67           --               --           --       2.90%
      Highest contract charge 0.60% Class B   $153.25           --               --           --       2.29%
      All contract charges                         --          137          $21,519        0.99%          --
2013  Lowest contract charge 0.00% Class B    $163.91           --               --           --     (2.28)%
      Highest contract charge 0.60% Class B   $149.82           --               --           --     (2.87)%
      All contract charges                         --          146          $22,325        0.35%          --

                                    FSA-141

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/SMALL COMPANY INDEX
2017  Lowest contract charge 0.00% Class A    $516.30           --                --          --      14.01%
      Highest contract charge 0.90% Class A   $397.65           --                --          --      12.99%
      All contract charges                         --          211          $ 56,792       1.08%          --
2016  Lowest contract charge 0.00% Class A    $452.86           --                --          --      20.53%
      Highest contract charge 0.90% Class A   $351.94           --                --          --      19.45%
      All contract charges                         --          182          $ 49,667       1.17%          --
2015  Lowest contract charge 0.00% Class A    $375.73           --                --          --     (4.57)%
      Highest contract charge 0.90% Class A   $294.64           --                --          --     (5.43)%
      All contract charges                         --          175          $ 43,006       0.92%          --
2014  Lowest contract charge 0.00% Class A    $393.71           --                --          --       4.85%
      Highest contract charge 0.90% Class A   $311.55           --                --          --       3.91%
      All contract charges                         --          163          $ 45,618       0.80%          --
2013  Lowest contract charge 0.00% Class A    $375.50           --                --          --      37.45%
      Highest contract charge 0.90% Class A   $299.84           --                --          --      36.21%
      All contract charges                         --          170          $ 46,278       0.98%          --
EQ/SMALL COMPANY INDEX
2017  Lowest contract charge 0.00% Class B    $374.84           --                --          --      14.01%
      Highest contract charge 0.90% Class B   $347.55           --                --          --      12.99%
      All contract charges                         --          120          $ 44,655       1.08%          --
2016  Lowest contract charge 0.00% Class B    $328.79           --                --          --      20.53%
      Highest contract charge 0.90% Class B   $307.60           --                --          --      19.45%
      All contract charges                         --          111          $ 36,249       1.17%          --
2015  Lowest contract charge 0.00% Class B    $272.79           --                --          --     (4.57)%
      Highest contract charge 0.90% Class B   $257.52           --                --          --     (5.43)%
      All contract charges                         --          104          $ 28,328       0.92%          --
2014  Lowest contract charge 0.00% Class B    $285.84           --                --          --       4.85%
      Highest contract charge 0.90% Class B   $272.30           --                --          --       3.90%
      All contract charges                         --           99          $ 28,159       0.80%          --
2013  Lowest contract charge 0.00% Class B    $272.63           --                --          --      37.46%
      Highest contract charge 0.90% Class B   $262.07           --                --          --      36.22%
      All contract charges                         --           93          $ 25,369       0.98%          --
EQ/T. ROWE PRICE GROWTH STOCK
2017  Lowest contract charge 0.00% Class A    $254.60           --                --          --      33.37%
      Highest contract charge 0.60% Class A   $238.50           --                --          --      32.57%
      All contract charges                         --          229          $ 10,385       0.00%          --
2016  Lowest contract charge 0.00% Class A    $190.90           --                --          --       1.34%
      Highest contract charge 0.60% Class A   $179.91           --                --          --       0.74%
      All contract charges                         --          164          $  5,664       0.00%          --
2015  Lowest contract charge 0.00% Class A    $188.38           --                --          --      10.23%
      Highest contract charge 0.60% Class A   $178.59           --                --          --       9.56%
      All contract charges                         --          125          $  4,398       0.00%          --
2014  Lowest contract charge 0.00% Class A    $170.90           --                --          --       8.64%
      Highest contract charge 0.60% Class A   $163.01           --                --          --       7.99%
      All contract charges                         --           55          $  2,411       0.00%          --
2013  Lowest contract charge 0.00% Class A    $157.31           --                --          --      37.93%
      Highest contract charge 0.60% Class A   $150.95           --                --          --      37.12%
      All contract charges                         --           31          $  1,490       0.00%          --
EQ/T. ROWE PRICE GROWTH STOCK
2017  Lowest contract charge 0.00% Class B    $298.21           --                --          --      33.37%
      Highest contract charge 0.90% Class B   $228.14           --                --          --      32.17%
      All contract charges                         --          394          $101,528       0.00%          --
2016  Lowest contract charge 0.00% Class B    $223.60           --                --          --       1.34%
      Highest contract charge 0.90% Class B   $172.61           --                --          --       0.43%
      All contract charges                         --          375          $ 72,640       0.00%          --

                                    FSA-142

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
EQ/T. ROWE PRICE GROWTH STOCK (CONTINUED)
2015  Lowest contract charge 0.00% Class B            $220.65           --                --          --      10.23%
      Highest contract charge 0.90% Class B           $171.87           --                --          --       9.23%
      All contract charges                                 --          416          $ 79,230       0.00%          --
2014  Lowest contract charge 0.00% Class B            $200.18           --                --          --       8.64%
      Highest contract charge 0.90% Class B           $157.34           --                --          --       7.66%
      All contract charges                                 --          360          $ 62,179       0.00%          --
2013  Lowest contract charge 0.00% Class B            $184.26           --                --          --      37.92%
      Highest contract charge 0.90% Class B           $146.15           --                --          --      36.69%
      All contract charges                                 --          345          $ 54,397       0.00%          --
EQ/UBS GROWTH & INCOME
2017  Lowest contract charge 0.00% Class B            $277.48           --                --          --      21.28%
      Highest contract charge 0.90% Class B           $175.24           --                --          --      20.19%
      All contract charges                                 --           76          $ 16,096       0.29%          --
2016  Lowest contract charge 0.00% Class B            $228.79           --                --          --      10.14%
      Highest contract charge 0.90% Class B           $145.80           --                --          --       9.16%
      All contract charges                                 --           63          $ 11,384       0.78%          --
2015  Lowest contract charge 0.00% Class B            $207.72           --                --          --     (1.42)%
      Highest contract charge 0.90% Class B           $133.57           --                --          --     (2.31)%
      All contract charges                                 --           75          $ 12,167       0.58%          --
2014  Lowest contract charge 0.00% Class B            $210.72           --                --          --      14.44%
      Highest contract charge 0.90% Class B           $136.73           --                --          --      13.41%
      All contract charges                                 --           67          $ 11,001       0.65%          --
2013  Lowest contract charge 0.00% Class B            $184.13           --                --          --      35.54%
      Highest contract charge 0.90% Class B           $120.56           --                --          --      34.31%
      All contract charges                                 --           63          $  8,990       1.10%          --
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO
2017  Lowest contract charge 0.00% Service Class 2    $271.75           --                --          --      18.49%
      Highest contract charge 0.00% Service Class 2   $271.75           --                --          --      18.49%
      All contract charges                                 --           15          $  1,590       1.05%          --
2016  Lowest contract charge 0.00% Service Class 2    $229.35           --                --          --       2.18%
      Highest contract charge 0.00% Service Class 2   $229.35           --                --          --       2.18%
      All contract charges                                 --           14          $  1,383       1.33%          --
2015  Lowest contract charge 0.00% Service Class 2    $224.46           --                --          --     (0.19)%
      Highest contract charge 0.00% Service Class 2   $224.46           --                --          --     (0.19)%
      All contract charges                                 --           15          $  1,264       0.98%          --
2014  Lowest contract charge 0.00% Service Class 2    $224.88           --                --          --       5.55%
      Highest contract charge 0.00% Service Class 2   $224.88           --                --          --       5.55%
      All contract charges                                 --           17          $  1,482       0.81%          --
2013  Lowest contract charge 0.00% Service Class 2    $213.05           --                --          --      22.09%
      Highest contract charge 0.00% Service Class 2   $213.05           --                --          --      22.09%
      All contract charges                                 --           13          $  1,320       0.68%          --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
2017  Lowest contract charge 0.00% Service Class 2    $439.67           --                --          --      21.59%
      Highest contract charge 0.90% Service Class 2   $216.26           --                --          --      20.50%
      All contract charges                                 --          573          $104,146       0.79%          --
2016  Lowest contract charge 0.00% Service Class 2    $361.61           --                --          --       7.73%
      Highest contract charge 0.90% Service Class 2   $179.47           --                --          --       6.76%
      All contract charges                                 --          538          $ 85,572       0.61%          --
2015  Lowest contract charge 0.00% Service Class 2    $335.66           --                --          --       0.42%
      Highest contract charge 0.90% Service Class 2   $168.10           --                --          --     (0.49)%
      All contract charges                                 --          570          $ 86,521       0.81%          --
2014  Lowest contract charge 0.00% Service Class 2    $334.27           --                --          --      11.65%
      Highest contract charge 0.90% Service Class 2   $168.93           --                --          --      10.65%
      All contract charges                                 --          569          $ 87,938       0.76%          --

                                    FSA-143

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO (CONTINUED)
2013  Lowest contract charge 0.00% Service Class 2    $299.38           --               --           --      30.95%
      Highest contract charge 0.90% Service Class 2   $152.67           --               --           --      29.78%
      All contract charges                                 --          497          $70,922        1.23%          --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
2017  Lowest contract charge 0.00% Service Class 2    $328.36           --               --           --      12.65%
      Highest contract charge 0.00% Service Class 2   $328.36           --               --           --      12.65%
      All contract charges                                 --           47          $ 1,798        1.52%          --
2016  Lowest contract charge 0.00% Service Class 2    $291.49           --               --           --      17.71%
      Highest contract charge 0.00% Service Class 2   $291.49           --               --           --      17.71%
      All contract charges                                 --           42          $ 1,580        2.59%          --
2015  Lowest contract charge 0.00% Service Class 2    $247.63           --               --           --     (4.24)%
      Highest contract charge 0.00% Service Class 2   $247.63           --               --           --     (4.24)%
      All contract charges                                 --           30          $ 1,051        3.14%          --
2014  Lowest contract charge 0.00% Service Class 2    $258.59           --               --           --       8.48%
      Highest contract charge 0.00% Service Class 2   $258.59           --               --           --       8.48%
      All contract charges                                 --           25          $ 1,007        2.47%          --
2013  Lowest contract charge 0.00% Service Class 2    $238.38           --               --           --      27.82%
      Highest contract charge 0.00% Service Class 2   $238.38           --               --           --      27.82%
      All contract charges                                 --           28          $ 1,373        2.28%          --
FIDELITY(R) VIP GOVERNMENT MONEY MARKET PORTFOLIO
2017  Lowest contract charge 0.00% Service Class 2    $100.74           --               --           --       0.43%
      Highest contract charge 0.00% Service Class 2   $100.74           --               --           --       0.43%
      All contract charges                                 --           96          $ 1,089        0.43%          --
2016  Lowest contract charge 0.00% Service Class 2    $100.31           --               --           --       0.01%
      Highest contract charge 0.00% Service Class 2   $100.31           --               --           --       0.01%
      All contract charges                                 --           73          $ 1,332        0.02%          --
2015  Lowest contract charge 0.00% Service Class 2    $100.30           --               --           --       0.01%
      Highest contract charge 0.00% Service Class 2   $100.30           --               --           --       0.01%
      All contract charges                                 --           67          $   997        0.01%          --
2014  Lowest contract charge 0.00% Service Class 2    $100.29           --               --           --       0.01%
      Highest contract charge 0.00% Service Class 2   $100.29           --               --           --       0.01%
      All contract charges                                 --           73          $   999        0.01%          --
2013  Lowest contract charge 0.00% Service Class 2    $100.28           --               --           --       0.01%
      Highest contract charge 0.00% Service Class 2   $100.28           --               --           --       0.01%
      All contract charges                                 --           69          $ 1,329        0.01%          --
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO
2017  Lowest contract charge 0.00% Service Class 2    $329.27           --               --           --      16.61%
      Highest contract charge 0.90% Service Class 2   $226.10           --               --           --      15.56%
      All contract charges                                 --           85          $10,171        1.04%          --
2016  Lowest contract charge 0.00% Service Class 2    $282.36           --               --           --      15.81%
      Highest contract charge 0.90% Service Class 2   $195.65           --               --           --      14.77%
      All contract charges                                 --           78          $ 8,609        1.67%          --
2015  Lowest contract charge 0.00% Service Class 2    $243.82           --               --           --     (2.54)%
      Highest contract charge 0.90% Service Class 2   $170.47           --               --           --     (3.42)%
      All contract charges                                 --           75          $ 7,288        1.89%          --
2014  Lowest contract charge 0.00% Service Class 2    $250.17           --               --           --      10.23%
      Highest contract charge 0.90% Service Class 2   $176.50           --               --           --       9.23%
      All contract charges                                 --           68          $ 7,537        1.76%          --
2013  Lowest contract charge 0.00% Service Class 2    $226.96           --               --           --      33.25%
      Highest contract charge 0.90% Service Class 2   $161.58           --               --           --      32.05%
      All contract charges                                 --           53          $ 5,885        1.91%          --
FIDELITY(R) VIP HIGH INCOME PORTFOLIO
2017  Lowest contract charge 0.00% Service Class 2    $263.02           --               --           --       6.91%
      Highest contract charge 0.00% Service Class 2   $263.02           --               --           --       6.91%
      All contract charges                                 --           78          $ 4,071        5.22%          --

                                    FSA-144

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO (CONTINUED)
2016  Lowest contract charge 0.00% Service Class 2    $246.01           --               --           --      14.17%
      Highest contract charge 0.00% Service Class 2   $246.01           --               --           --      14.17%
      All contract charges                                 --           72          $ 3,626        5.77%          --
2015  Lowest contract charge 0.00% Service Class 2    $215.48           --               --           --     (3.86)%
      Highest contract charge 0.00% Service Class 2   $215.48           --               --           --     (3.86)%
      All contract charges                                 --           70          $ 3,378        5.88%          --
2014  Lowest contract charge 0.00% Service Class 2    $224.14           --               --           --       0.90%
      Highest contract charge 0.00% Service Class 2   $224.14           --               --           --       0.90%
      All contract charges                                 --           72          $ 5,043        5.13%          --
2013  Lowest contract charge 0.00% Service Class 2    $222.14           --               --           --       5.70%
      Highest contract charge 0.00% Service Class 2   $222.14           --               --           --       5.70%
      All contract charges                                 --           81          $10,831        5.40%          --
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO
2017  Lowest contract charge 0.00% Service Class 2    $177.96           --               --           --       3.99%
      Highest contract charge 0.00% Service Class 2   $177.96           --               --           --       3.99%
      All contract charges                                 --          588          $16,362        1.80%          --
2016  Lowest contract charge 0.00% Service Class 2    $171.13           --               --           --       4.47%
      Highest contract charge 0.00% Service Class 2   $171.13           --               --           --       4.47%
      All contract charges                                 --          449          $ 9,201        2.76%          --
2015  Lowest contract charge 0.00% Service Class 2    $163.80           --               --           --     (0.85)%
      Highest contract charge 0.00% Service Class 2   $163.80           --               --           --     (0.85)%
      All contract charges                                 --          385          $ 7,133        2.64%          --
2014  Lowest contract charge 0.00% Service Class 2    $165.20           --               --           --       5.62%
      Highest contract charge 0.00% Service Class 2   $165.20           --               --           --       5.62%
      All contract charges                                 --          262          $ 8,319        2.10%          --
2013  Lowest contract charge 0.00% Service Class 2    $156.41           --               --           --     (2.07)%
      Highest contract charge 0.00% Service Class 2   $156.41           --               --           --     (2.07)%
      All contract charges                                 --          222          $14,747        1.88%          --
FIDELITY(R) VIP MID CAP PORTFOLIO
2017  Lowest contract charge 0.00% Service Class 2    $581.78           --               --           --      20.53%
      Highest contract charge 0.90% Service Class 2   $206.45           --               --           --      19.45%
      All contract charges                                 --          238          $31,628        0.51%          --
2016  Lowest contract charge 0.00% Service Class 2    $482.67           --               --           --      11.92%
      Highest contract charge 0.90% Service Class 2   $172.83           --               --           --      10.92%
      All contract charges                                 --          197          $24,006        0.34%          --
2015  Lowest contract charge 0.00% Service Class 2    $431.25           --               --           --     (1.63)%
      Highest contract charge 0.90% Service Class 2   $155.81           --               --           --     (2.52)%
      All contract charges                                 --          171          $20,947        0.18%          --
2014  Lowest contract charge 0.00% Service Class 2    $438.39           --               --           --       6.03%
      Highest contract charge 0.90% Service Class 2   $159.83           --               --           --       5.08%
      All contract charges                                 --          160          $32,742        0.02%          --
2013  Lowest contract charge 0.00% Service Class 2    $413.45           --               --           --      35.87%
      Highest contract charge 0.90% Service Class 2   $152.11           --               --           --      34.65%
      All contract charges                                 --          152          $30,675        0.30%          --
FIDELITY(R) VIP VALUE PORTFOLIO
2017  Lowest contract charge 0.00% Service Class 2    $343.12           --               --           --      15.36%
      Highest contract charge 0.00% Service Class 2   $343.12           --               --           --      15.36%
      All contract charges                                 --           15          $   808        1.08%          --
2016  Lowest contract charge 0.00% Service Class 2    $297.43           --               --           --      11.71%
      Highest contract charge 0.00% Service Class 2   $297.43           --               --           --      11.71%
      All contract charges                                 --           12          $   732        1.07%          --
2015  Lowest contract charge 0.00% Service Class 2    $266.25           --               --           --     (0.97)%
      Highest contract charge 0.00% Service Class 2   $266.25           --               --           --     (0.97)%
      All contract charges                                 --           12          $ 1,247        1.12%          --

                                    FSA-145

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
FIDELITY(R) VIP VALUE PORTFOLIO (CONTINUED)
2014  Lowest contract charge 0.00% Service Class 2    $268.87           --               --           --      11.11%
      Highest contract charge 0.00% Service Class 2   $268.87           --               --           --      11.11%
      All contract charges                                 --            9          $ 1,519        1.19%          --
2013  Lowest contract charge 0.00% Service Class 2    $241.99           --               --           --      32.18%
      Highest contract charge 0.00% Service Class 2   $241.99           --               --           --      32.18%
      All contract charges                                 --            8          $ 1,244        0.93%          --
FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO
2017  Lowest contract charge 0.00% Service Class 2    $429.63           --               --           --      19.08%
      Highest contract charge 0.00% Service Class 2   $429.63           --               --           --      19.08%
      All contract charges                                 --            6          $   529        1.32%          --
2016  Lowest contract charge 0.00% Service Class 2    $360.78           --               --           --       9.27%
      Highest contract charge 0.00% Service Class 2   $360.78           --               --           --       9.27%
      All contract charges                                 --            3          $   334        0.89%          --
2015  Lowest contract charge 0.00% Service Class 2    $330.17           --               --           --     (3.19)%
      Highest contract charge 0.00% Service Class 2   $330.17           --               --           --     (3.19)%
      All contract charges                                 --            4          $   333        0.90%          --
2014  Lowest contract charge 0.00% Service Class 2    $341.05           --               --           --       6.51%
      Highest contract charge 0.00% Service Class 2   $341.05           --               --           --       6.51%
      All contract charges                                 --            3          $   323        0.74%          --
2013  Lowest contract charge 0.00% Service Class 2    $320.19           --               --           --      30.18%
      Highest contract charge 0.00% Service Class 2   $320.19           --               --           --      30.18%
      All contract charges                                 --            3          $   533        0.60%          --
FRANKLIN MUTUAL SHARES VIP FUND
2017  Lowest contract charge 0.00% Class 2            $191.25           --               --           --       8.35%
      Highest contract charge 0.90% Class 2           $178.41           --               --           --       7.37%
      All contract charges                                 --          101          $10,881        2.25%          --
2016  Lowest contract charge 0.00% Class 2            $176.51           --               --           --      16.06%
      Highest contract charge 0.90% Class 2           $166.16           --               --           --      15.02%
      All contract charges                                 --           95          $10,495        1.93%          --
2015  Lowest contract charge 0.00% Class 2            $152.09           --               --           --     (4.94)%
      Highest contract charge 0.90% Class 2           $144.46           --               --           --     (5.79)%
      All contract charges                                 --          102          $10,352        3.16%          --
2014  Lowest contract charge 0.00% Class 2            $159.99           --               --           --       7.12%
      Highest contract charge 0.90% Class 2           $153.34           --               --           --       6.15%
      All contract charges                                 --           99          $11,542        2.06%          --
2013  Lowest contract charge 0.00% Class 2            $149.35           --               --           --      28.26%
      Highest contract charge 0.90% Class 2           $144.45           --               --           --      27.11%
      All contract charges                                 --          107          $12,070        2.07%          --
FRANKLIN RISING DIVIDENDS VIP FUND
2017  Lowest contract charge 0.00% Class 2            $244.66           --               --           --      20.56%
      Highest contract charge 0.90% Class 2           $228.24           --               --           --      19.48%
      All contract charges                                 --          244          $58,784        1.50%          --
2016  Lowest contract charge 0.00% Class 2            $202.94           --               --           --      16.04%
      Highest contract charge 0.90% Class 2           $191.03           --               --           --      15.00%
      All contract charges                                 --          272          $54,019        1.39%          --
2015  Lowest contract charge 0.00% Class 2            $174.89           --               --           --     (3.65)%
      Highest contract charge 0.90% Class 2           $166.12           --               --           --     (4.51)%
      All contract charges                                 --          288          $49,522        1.42%          --
2014  Lowest contract charge 0.00% Class 2            $181.51           --               --           --       8.72%
      Highest contract charge 0.90% Class 2           $173.97           --               --           --       7.74%
      All contract charges                                 --          299          $53,364        1.31%          --
2013  Lowest contract charge 0.00% Class 2            $166.95           --               --           --      29.69%
      Highest contract charge 0.90% Class 2           $161.47           --               --           --      28.53%
      All contract charges                                 --          293          $48,326        1.58%          --

                                    FSA-146

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                    ----------------------------------------------------------------
                                                                                 ACCUMULATION
                                                               UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                    UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                    ---------- ----------------- ------------ ------------- --------
FRANKLIN SMALL CAP VALUE VIP FUND
2017  Lowest contract charge 0.00% Class 2           $222.45           --               --           --       10.65%
      Highest contract charge 0.90% Class 2          $207.52           --               --           --        9.66%
      All contract charges                                --          199          $12,256        0.51%           --
2016  Lowest contract charge 0.00% Class 2           $201.04           --               --           --       30.18%
      Highest contract charge 0.90% Class 2          $189.24           --               --           --       29.02%
      All contract charges                                --          158          $11,113        0.69%           --
2015  Lowest contract charge 0.00% Class 2           $154.43           --               --           --      (7.38)%
      Highest contract charge 0.90% Class 2          $146.68           --               --           --      (8.22)%
      All contract charges                                --          118          $ 5,236        0.63%           --
2014  Lowest contract charge 0.00% Class 2           $166.74           --               --           --        0.57%
      Highest contract charge 0.90% Class 2          $159.81           --               --           --      (0.34)%
      All contract charges                                --           99          $ 5,650        0.61%           --
2013  Lowest contract charge 0.00% Class 2           $165.79           --               --           --       36.24%
      Highest contract charge 0.90% Class 2          $160.35           --               --           --       35.01%
      All contract charges                                --           83          $ 6,511        1.36%           --
FRANKLIN STRATEGIC INCOME VIP FUND
2017  Lowest contract charge 0.00% Class 2           $138.97           --               --           --        4.56%
      Highest contract charge 0.90% Class 2          $129.64           --               --           --        3.62%
      All contract charges                                --          253          $34,676        2.89%           --
2016  Lowest contract charge 0.00% Class 2           $132.91           --               --           --        7.94%
      Highest contract charge 0.90% Class 2          $125.11           --               --           --        6.97%
      All contract charges                                --          235          $30,795        3.43%           --
2015  Lowest contract charge 0.00% Class 2           $123.13           --               --           --      (3.87)%
      Highest contract charge 0.90% Class 2          $116.96           --               --           --      (4.73)%
      All contract charges                                --          240          $29,159        6.36%           --
2014  Lowest contract charge 0.00% Class 2           $128.09           --               --           --        1.86%
      Highest contract charge 0.90% Class 2          $122.77           --               --           --        0.95%
      All contract charges                                --          226          $28,646        5.79%           --
2013  Lowest contract charge 0.00% Class 2           $125.75           --               --           --        3.32%
      Highest contract charge 0.90% Class 2          $121.62           --               --           --        2.38%
      All contract charges                                --          200          $24,932        6.01%           --
GOLDMAN SACHS VIT MID CAP VALUE FUND
2017  Lowest contract charge 0.00% Service Shares    $204.29           --               --           --       10.85%
      Highest contract charge 0.90% Service Shares   $190.57           --               --           --        9.85%
      All contract charges                                --           64          $12,722        0.54%           --
2016  Lowest contract charge 0.00% Service Shares    $184.30           --               --           --       13.28%
      Highest contract charge 0.90% Service Shares   $173.48           --               --           --       12.26%
      All contract charges                                --           57          $10,371        1.13%           --
2015  Lowest contract charge 0.00% Service Shares    $162.70           --               --           --      (9.52)%
      Highest contract charge 0.90% Service Shares   $154.53           --               --           --     (10.34)%
      All contract charges                                --           63          $10,210        0.11%           --
2014  Lowest contract charge 0.00% Service Shares    $179.82           --               --           --       13.29%
      Highest contract charge 0.90% Service Shares   $172.35           --               --           --       12.27%
      All contract charges                                --           59          $10,520        0.90%           --
2013  Lowest contract charge 0.00% Service Shares    $158.73           --               --           --       32.55%
      Highest contract charge 0.90% Service Shares   $153.52           --               --           --       31.36%
      All contract charges                                --           55          $ 8,694        0.50%           --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
2017  Lowest contract charge 0.00% Series II         $203.12           --               --           --        8.35%
      Highest contract charge 0.00% Series II        $203.12           --               --           --        8.35%
      All contract charges                                --          574          $14,465        1.49%           --
2016  Lowest contract charge 0.00% Series II         $187.47           --               --           --       14.53%
      Highest contract charge 0.00% Series II        $187.47           --               --           --       14.53%
      All contract charges                                --          554          $13,211        1.55%           --

                                    FSA-147

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                    ----------------------------------------------------------------
                                                                                 ACCUMULATION
                                                               UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                    UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                    ---------- ----------------- ------------ ------------- --------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND (CONTINUED)
2015     Lowest contract charge 0.00% Series II      $163.68           --               --           --       1.82%
         Highest contract charge 0.00% Series II     $163.68           --               --           --       1.82%
         All contract charges                             --          136          $ 3,477        1.62%          --
2014     Lowest contract charge 0.00% Series II      $160.76           --               --           --      12.54%
         Highest contract charge 0.00% Series II     $160.76           --               --           --      12.54%
         All contract charges                             --           49          $ 2,094        1.14%          --
2013     Lowest contract charge 0.00% Series II      $142.85           --               --           --      30.77%
         Highest contract charge 0.00% Series II     $142.85           --               --           --      30.77%
         All contract charges                             --           22          $ 1,324        2.15%          --
INVESCO V.I. GLOBAL REAL ESTATE FUND
2017     Lowest contract charge 0.00% Series II      $175.68           --               --           --      12.72%
         Highest contract charge 0.90% Series II     $163.89           --               --           --      11.72%
         All contract charges                             --          395          $38,103        3.02%          --
2016     Lowest contract charge 0.00% Series II      $155.85           --               --           --       1.82%
         Highest contract charge 0.90% Series II     $146.70           --               --           --       0.90%
         All contract charges                             --          370          $35,067        1.46%          --
2015     Lowest contract charge 0.00% Series II      $153.07           --               --           --     (1.74)%
         Highest contract charge 0.90% Series II     $145.39           --               --           --     (2.63)%
         All contract charges                             --          335          $32,763        3.41%          --
2014     Lowest contract charge 0.00% Series II      $155.78           --               --           --      14.34%
         Highest contract charge 0.90% Series II     $149.31           --               --           --      13.31%
         All contract charges                             --          284          $30,513        1.51%          --
2013     Lowest contract charge 0.00% Series II      $136.24           --               --           --       2.44%
         Highest contract charge 0.90% Series II     $131.77           --               --           --       1.52%
         All contract charges                             --          196          $21,013        3.72%          --
INVESCO V.I. INTERNATIONAL GROWTH FUND
2017     Lowest contract charge 0.00% Series II      $166.91           --               --           --      22.73%
         Highest contract charge 0.90% Series II     $155.70           --               --           --      21.62%
         All contract charges                             --          525          $38,697        1.27%          --
2016     Lowest contract charge 0.00% Series II      $136.00           --               --           --     (0.70)%
         Highest contract charge 0.90% Series II     $128.02           --               --           --     (1.59)%
         All contract charges                             --          467          $30,233        1.17%          --
2015     Lowest contract charge 0.00% Series II      $136.96           --               --           --     (2.62)%
         Highest contract charge 0.90% Series II     $130.09           --               --           --     (3.49)%
         All contract charges                             --          444          $30,483        1.33%          --
2014     Lowest contract charge 0.00% Series II      $140.64           --               --           --       0.09%
         Highest contract charge 0.90% Series II     $134.79           --               --           --     (0.82)%
         All contract charges                             --          390          $28,704        1.51%          --
2013     Lowest contract charge 0.00% Series II      $140.51           --               --           --      18.71%
         Highest contract charge 0.90% Series II     $135.90           --               --           --      17.65%
         All contract charges                             --          267          $22,026        1.06%          --
INVESCO V.I. MID CAP CORE EQUITY FUND
2017     Lowest contract charge 0.00% Series II      $180.71           --               --           --      14.65%
         Highest contract charge 0.90% Series II     $168.58           --               --           --      13.62%
         All contract charges                             --           37          $ 3,804        0.31%          --
2016     Lowest contract charge 0.00% Series II      $157.62           --               --           --      13.16%
         Highest contract charge 0.90% Series II     $148.37           --               --           --      12.15%
         All contract charges                             --           31          $ 3,382        0.00%          --
2015     Lowest contract charge 0.00% Series II      $139.29           --               --           --     (4.27)%
         Highest contract charge 0.90% Series II     $132.30           --               --           --     (5.14)%
         All contract charges                             --           29          $ 3,003        0.10%          --
2014     Lowest contract charge 0.00% Series II      $145.51           --               --           --       4.17%
         Highest contract charge 0.90% Series II     $139.47           --               --           --       3.23%
         All contract charges                             --           27          $ 3,519        0.00%          --

                                    FSA-148

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                   ----------------------------------------------------------------
                                                                                ACCUMULATION
                                                              UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                   ---------- ----------------- ------------ ------------- --------
INVESCO V.I. MID CAP CORE EQUITY FUND (CONTINUED)
2013    Lowest contract charge 0.00% Series II      $139.69           --               --           --       28.46%
        Highest contract charge 0.90% Series II     $135.10           --               --           --       27.31%
        All contract charges                             --           28          $ 3,685        0.54%           --
INVESCO V.I. SMALL CAP EQUITY FUND
2017    Lowest contract charge 0.00% Series II      $206.72           --               --           --       13.73%
        Highest contract charge 0.90% Series II     $192.84           --               --           --       12.71%
        All contract charges                             --           39          $ 5,917        0.00%           --
2016    Lowest contract charge 0.00% Series II      $181.77           --               --           --       11.84%
        Highest contract charge 0.90% Series II     $171.10           --               --           --       10.83%
        All contract charges                             --           32          $ 4,613        0.00%           --
2015    Lowest contract charge 0.00% Series II      $162.53           --               --           --      (5.74)%
        Highest contract charge 0.90% Series II     $154.38           --               --           --      (6.59)%
        All contract charges                             --           34          $ 4,376        0.00%           --
2014    Lowest contract charge 0.00% Series II      $172.43           --               --           --        2.08%
        Highest contract charge 0.90% Series II     $165.27           --               --           --        1.17%
        All contract charges                             --           30          $ 4,096        0.00%           --
2013    Lowest contract charge 0.00% Series II      $168.91           --               --           --       37.08%
        Highest contract charge 0.90% Series II     $163.36           --               --           --       35.85%
        All contract charges                             --           30          $ 4,179        0.00%           --
IVY VIP DIVIDEND OPPORTUNITIES
2017    Lowest contract charge 0.00% CLASS II       $198.93           --               --           --       15.56%
        Highest contract charge 0.00% CLASS II      $198.93           --               --           --       15.56%
        All contract charges                             --           30          $ 1,020        1.15%           --
2016    Lowest contract charge 0.00% CLASS II       $172.14           --               --           --        6.95%
        Highest contract charge 0.00% CLASS II      $172.14           --               --           --        6.95%
        All contract charges                             --           26          $   744        1.39%           --
2015    Lowest contract charge 0.00% CLASS II       $160.95           --               --           --      (2.06)%
        Highest contract charge 0.00% CLASS II      $160.95           --               --           --      (2.06)%
        All contract charges                             --           25          $   524        1.27%           --
2014    Lowest contract charge 0.00% CLASS II       $164.33           --               --           --        9.84%
        Highest contract charge 0.00% CLASS II      $164.33           --               --           --        9.84%
        All contract charges                             --           27          $   701        1.13%           --
2013    Lowest contract charge 0.00% CLASS II       $149.61           --               --           --       29.61%
        Highest contract charge 0.00% CLASS II      $149.61           --               --           --       29.61%
        All contract charges                             --           27          $   944        1.44%           --
IVY VIP ENERGY
2017    Lowest contract charge 0.00% CLASS II       $110.34           --               --           --     (12.64)%
        Highest contract charge 0.90% CLASS II      $102.92           --               --           --     (13.43)%
        All contract charges                             --          232          $14,859        0.68%           --
2016    Lowest contract charge 0.00% CLASS II       $126.31           --               --           --       34.56%
        Highest contract charge 0.90% CLASS II      $118.89           --               --           --       33.34%
        All contract charges                             --          241          $19,853        0.14%           --
2015    Lowest contract charge 0.00% CLASS II       $ 93.87           --               --           --     (22.14)%
        Highest contract charge 0.90% CLASS II      $ 89.16           --               --           --     (22.85)%
        All contract charges                             --          206          $14,261        0.05%           --
2014    Lowest contract charge 0.00% CLASS II       $120.57           --               --           --     (10.56)%
        Highest contract charge 0.90% CLASS II      $115.56           --               --           --     (11.37)%
        All contract charges                             --          162          $14,918        0.00%           --
2013    Lowest contract charge 0.00% CLASS II       $134.81           --               --           --       27.76%
        Highest contract charge 0.90% CLASS II      $130.38           --               --           --       26.61%
        All contract charges                             --          113          $11,601        0.00%           --
IVY VIP HIGH INCOME
2017    Lowest contract charge 0.00% CLASS II       $122.25           --               --           --        6.68%
        Highest contract charge 0.90% CLASS II      $117.23           --               --           --        5.73%
        All contract charges                             --          556          $32,857        5.40%           --

                                    FSA-149

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                              ----------------------------------------------------------------
                                                                           ACCUMULATION
                                                         UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                              UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                              ---------- ----------------- ------------ ------------- --------
IVY VIP HIGH INCOME (CONTINUED)
2016  Lowest contract charge 0.00% CLASS II    $114.60           --               --           --      16.19%
      Highest contract charge 0.90% CLASS II   $110.88           --               --           --      15.14%
      All contract charges                          --          463          $28,761        6.74%          --
2015  Lowest contract charge 0.00% CLASS II    $ 98.63           --               --           --     (6.51)%
      Highest contract charge 0.90% CLASS II   $ 96.30           --               --           --     (7.35)%
      All contract charges                          --          369          $20,390        6.02%          --
2014  Lowest contract charge 0.00% CLASS II    $105.50           --               --           --       1.91%
      Highest contract charge 0.90% CLASS II   $103.94           --               --           --       0.99%
      All contract charges                          --          230          $17,934        4.14%          --
IVY VIP MID CAP GROWTH
2017  Lowest contract charge 0.00% CLASS II    $232.50           --               --           --      26.90%
      Highest contract charge 0.90% CLASS II   $216.89           --               --           --      25.76%
      All contract charges                          --          264          $32,200        0.00%          --
2016  Lowest contract charge 0.00% CLASS II    $183.22           --               --           --       6.12%
      Highest contract charge 0.90% CLASS II   $172.47           --               --           --       5.16%
      All contract charges                          --          253          $26,703        0.00%          --
2015  Lowest contract charge 0.00% CLASS II    $172.66           --               --           --     (5.78)%
      Highest contract charge 0.90% CLASS II   $164.00           --               --           --     (6.63)%
      All contract charges                          --          269          $28,093        0.00%          --
2014  Lowest contract charge 0.00% CLASS II    $183.25           --               --           --       7.86%
      Highest contract charge 0.90% CLASS II   $175.64           --               --           --       6.90%
      All contract charges                          --          256          $28,520        0.00%          --
2013  Lowest contract charge 0.00% CLASS II    $169.89           --               --           --      29.94%
      Highest contract charge 0.90% CLASS II   $164.31           --               --           --      28.77%
      All contract charges                          --          217          $24,177        0.00%          --
IVY VIP SCIENCE AND TECHNOLOGY
2017  Lowest contract charge 0.00% CLASS II    $267.25           --               --           --      32.12%
      Highest contract charge 0.90% CLASS II   $170.91           --               --           --      30.94%
      All contract charges                          --          229          $30,717        0.00%          --
2016  Lowest contract charge 0.00% CLASS II    $202.28           --               --           --       1.54%
      Highest contract charge 0.90% CLASS II   $130.53           --               --           --       0.63%
      All contract charges                          --          225          $22,549        0.00%          --
2015  Lowest contract charge 0.00% CLASS II    $199.21           --               --           --     (2.88)%
      Highest contract charge 0.90% CLASS II   $129.71           --               --           --     (3.75)%
      All contract charges                          --          248          $26,510        0.00%          --
2014  Lowest contract charge 0.00% CLASS II    $205.12           --               --           --       2.92%
      Highest contract charge 0.90% CLASS II   $134.77           --               --           --       1.98%
      All contract charges                          --          195          $22,263        0.00%          --
2013  Lowest contract charge 0.00% CLASS II    $199.31           --               --           --      56.38%
      Highest contract charge 0.90% CLASS II   $132.15           --               --           --      30.38%
      All contract charges                          --          137          $16,143        0.00%          --
IVY VIP SMALL CAP GROWTH
2017  Lowest contract charge 0.00% CLASS II    $200.67           --               --           --      23.12%
      Highest contract charge 0.90% CLASS II   $187.20           --               --           --      22.01%
      All contract charges                          --           81          $12,406        0.00%          --
2016  Lowest contract charge 0.00% CLASS II    $162.99           --               --           --       2.91%
      Highest contract charge 0.90% CLASS II   $153.43           --               --           --       1.99%
      All contract charges                          --           72          $ 8,691        0.00%          --
2015  Lowest contract charge 0.00% CLASS II    $158.38           --               --           --       1.88%
      Highest contract charge 0.90% CLASS II   $150.43           --               --           --       0.97%
      All contract charges                          --           75          $ 8,951        0.00%          --
2014  Lowest contract charge 0.00% CLASS II    $155.45           --               --           --       1.59%
      Highest contract charge 0.90% CLASS II   $148.99           --               --           --       0.68%
      All contract charges                          --           49          $ 5,917        0.00%          --

                                    FSA-150

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------
                                                                                    ACCUMULATION
                                                                  UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                       UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                       ---------- ----------------- ------------ ------------- --------
IVY VIP SMALL CAP GROWTH (CONTINUED)
2013    Lowest contract charge 0.00% CLASS II           $153.01           --                --          --       43.36%
        Highest contract charge 0.90% CLASS II          $147.99           --                --          --       42.08%
        All contract charges                                 --           52          $  6,647       0.00%           --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
2017    Lowest contract charge 0.00% Service Shares     $132.60           --                --          --       27.82%
        Highest contract charge 0.90% Service Shares    $123.70           --                --          --       26.68%
        All contract charges                                 --          875          $ 66,973       1.86%           --
2016    Lowest contract charge 0.00% Service Shares     $103.74           --                --          --       20.78%
        Highest contract charge 0.90% Service Shares    $ 97.65           --                --          --       19.70%
        All contract charges                                 --          693          $ 47,503       1.08%           --
2015    Lowest contract charge 0.00% Service Shares     $ 85.89           --                --          --     (20.06)%
        Highest contract charge 0.90% Service Shares    $ 81.58           --                --          --     (20.77)%
        All contract charges                                 --          602          $ 39,063       1.15%           --
2014    Lowest contract charge 0.00% Service Shares     $107.44           --                --          --      (4.63)%
        Highest contract charge 0.90% Service Shares    $102.97           --                --          --      (5.50)%
        All contract charges                                 --          495          $ 45,474       1.66%           --
2013    Lowest contract charge 0.00% Service Shares     $112.66           --                --          --      (1.24)%
        Highest contract charge 0.90% Service Shares    $108.96           --                --          --      (2.14)%
        All contract charges                                 --          463          $ 46,651       1.42%           --
MFS(R) INTERNATIONAL VALUE PORTFOLIO
2017    Lowest contract charge 0.00% Service Class      $219.90           --                --          --       26.82%
        Highest contract charge 0.90% Service Class     $205.14           --                --          --       25.68%
        All contract charges                                 --          889          $108,427       1.34%           --
2016    Lowest contract charge 0.00% Service Class      $173.40           --                --          --        3.84%
        Highest contract charge 0.90% Service Class     $163.23           --                --          --        2.91%
        All contract charges                                 --          707          $ 77,174       1.18%           --
2015    Lowest contract charge 0.00% Service Class      $166.99           --                --          --        6.32%
        Highest contract charge 0.90% Service Class     $158.61           --                --          --        5.36%
        All contract charges                                 --          600          $ 69,473       1.80%           --
2014    Lowest contract charge 0.00% Service Class      $157.06           --                --          --        1.13%
        Highest contract charge 0.90% Service Class     $150.54           --                --          --        0.23%
        All contract charges                                 --          483          $ 57,722       1.86%           --
2013    Lowest contract charge 0.00% Service Class      $155.30           --                --          --       27.63%
        Highest contract charge 0.90% Service Class     $150.20           --                --          --       26.48%
        All contract charges                                 --          400          $ 52,025       1.49%           --
MFS(R) INVESTORS TRUST SERIES
2017    Lowest contract charge 0.00% Service Class      $231.41           --                --          --       23.02%
        Highest contract charge 0.90% Service Class     $215.88           --                --          --       21.92%
        All contract charges                                 --           18          $  4,027       0.57%           --
2016    Lowest contract charge 0.00% Service Class      $188.10           --                --          --        8.32%
        Highest contract charge 0.80% Service Class     $178.26           --                --          --        7.45%
        All contract charges                                 --           15          $  2,618       0.57%           --
2015    Lowest contract charge 0.00% Service Class      $173.66           --                --          --      (0.05)%
        Highest contract charge 0.80% Service Class     $165.90           --                --          --      (0.84)%
        All contract charges                                 --           13          $  2,199       0.70%           --
2014    Lowest contract charge 0.00% Service Class      $173.74           --                --          --       10.71%
        Highest contract charge 0.80% Service Class     $167.31           --                --          --        9.83%
        All contract charges                                 --           12          $  2,089       0.80%           --
2013    Lowest contract charge 0.00% Service Class      $156.93           --                --          --       31.74%
        Highest contract charge 0.80% Service Class     $152.34           --                --          --       30.69%
        All contract charges                                 --           10          $  1,500       1.06%           --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
2017    Lowest contract charge 0.00% Service Class      $241.81           --                --          --       28.10%
        Highest contract charge 0.90% Service Class     $225.58           --                --          --       26.95%
        All contract charges                                 --           20          $  4,741       0.41%           --

                                    FSA-151

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------
                                                                                   ACCUMULATION
                                                                 UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                      ---------- ----------------- ------------ ------------- --------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO (CONTINUED)
2016  Lowest contract charge 0.00% Service Class       $188.77           --                --          --        5.84%
      Highest contract charge 0.90% Service Class      $177.69           --                --          --        4.89%
      All contract charges                                  --           19          $  3,765       0.40%           --
2015  Lowest contract charge 0.00% Service Class(c)    $178.35           --                --          --      (1.63)%
      Highest contract charge 0.90% Service Class(c)   $169.40           --                --          --      (2.31)%
      All contract charges                                  --           13          $  2,155       0.46%           --
MFS(R) UTILITIES SERIES
2017  Lowest contract charge 0.00% Service Class       $197.13           --                --          --       14.49%
      Highest contract charge 0.00% Service Class      $197.13           --                --          --       14.49%
      All contract charges                                  --           95          $  2,268       4.09%           --
2016  Lowest contract charge 0.00% Service Class       $172.18           --                --          --       11.23%
      Highest contract charge 0.00% Service Class      $172.18           --                --          --       11.23%
      All contract charges                                  --          108          $  2,555       3.82%           --
2015  Lowest contract charge 0.00% Service Class       $154.79           --                --          --     (14.75)%
      Highest contract charge 0.00% Service Class      $154.79           --                --          --     (14.75)%
      All contract charges                                  --           79          $  1,640       4.13%           --
2014  Lowest contract charge 0.00% Service Class       $181.58           --                --          --       12.47%
      Highest contract charge 0.00% Service Class      $181.58           --                --          --       12.47%
      All contract charges                                  --           71          $  1,860       1.89%           --
2013  Lowest contract charge 0.00% Service Class       $161.45           --                --          --       20.22%
      Highest contract charge 0.00% Service Class      $161.45           --                --          --       20.22%
      All contract charges                                  --           48          $  1,452       2.19%           --
MULTIMANAGER AGGRESSIVE EQUITY
2017  Lowest contract charge 0.00% Class A             $390.83           --                --          --       30.35%
      Highest contract charge 0.90% Class A            $385.02           --                --          --       29.18%
      All contract charges                                  --          466          $423,844       0.16%           --
2016  Lowest contract charge 0.00% Class A             $299.83           --                --          --        3.44%
      Highest contract charge 0.90% Class A            $298.04           --                --          --        2.51%
      All contract charges                                  --          498          $351,429       0.53%           --
2015  Lowest contract charge 0.00% Class A             $289.86           --                --          --        3.99%
      Highest contract charge 0.90% Class A            $290.74           --                --          --        3.06%
      All contract charges                                  --          542          $373,360       0.16%           --
2014  Lowest contract charge 0.00% Class A             $278.73           --                --          --       10.66%
      Highest contract charge 0.90% Class A            $282.12           --                --          --        9.67%
      All contract charges                                  --          585          $389,941       0.10%           --
2013  Lowest contract charge 0.00% Class A             $251.87           --                --          --       37.20%
      Highest contract charge 0.90% Class A            $257.24           --                --          --       35.96%
      All contract charges                                  --          630          $384,363       0.11%           --
MULTIMANAGER AGGRESSIVE EQUITY
2017  Lowest contract charge 0.00% Class B             $199.05           --                --          --       30.35%
      Highest contract charge 0.60% Class B            $178.69           --                --          --       29.57%
      All contract charges                                  --          175          $ 32,450       0.16%           --
2016  Lowest contract charge 0.00% Class B             $152.70           --                --          --        3.43%
      Highest contract charge 0.60% Class B            $137.91           --                --          --        2.82%
      All contract charges                                  --          178          $ 25,303       0.53%           --
2015  Lowest contract charge 0.00% Class B             $147.63           --                --          --        3.99%
      Highest contract charge 0.60% Class B            $134.13           --                --          --        3.37%
      All contract charges                                  --          194          $ 26,699       0.16%           --
2014  Lowest contract charge 0.00% Class B             $141.96           --                --          --       10.66%
      Highest contract charge 0.60% Class B            $129.76           --                --          --       10.00%
      All contract charges                                  --          203          $ 27,000       0.10%           --
2013  Lowest contract charge 0.00% Class B             $128.28           --                --          --       37.14%
      Highest contract charge 0.60% Class B            $117.96           --                --          --       36.32%
      All contract charges                                  --          222          $ 26,718       0.11%           --

                                    FSA-152

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
MULTIMANAGER CORE BOND
2017  Lowest contract charge 0.00% Class A    $179.01           --               --           --       3.00%
      Highest contract charge 0.60% Class A   $171.47           --               --           --       2.38%
      All contract charges                         --          180          $20,013        2.08%          --
2016  Lowest contract charge 0.00% Class A    $173.80           --               --           --       2.64%
      Highest contract charge 0.60% Class A   $167.48           --               --           --       2.02%
      All contract charges                         --          169          $20,450        2.08%          --
2015  Lowest contract charge 0.00% Class A    $169.33           --               --           --       0.12%
      Highest contract charge 0.60% Class A   $164.16           --               --           --     (0.47)%
      All contract charges                         --          159          $20,844        1.92%          --
2014  Lowest contract charge 0.00% Class A    $169.12           --               --           --       3.75%
      Highest contract charge 0.60% Class A   $164.94           --               --           --       3.13%
      All contract charges                         --          167          $22,443        2.07%          --
2013  Lowest contract charge 0.00% Class A    $163.01           --               --           --     (2.40)%
      Highest contract charge 0.60% Class A   $159.94           --               --           --     (2.98)%
      All contract charges                         --          156          $22,518        1.53%          --
MULTIMANAGER CORE BOND
2017  Lowest contract charge 0.00% Class B    $184.52           --               --           --       3.00%
      Highest contract charge 0.90% Class B   $159.68           --               --           --       2.08%
      All contract charges                         --          256          $44,615        2.08%          --
2016  Lowest contract charge 0.00% Class B    $179.14           --               --           --       2.64%
      Highest contract charge 0.90% Class B   $156.43           --               --           --       1.72%
      All contract charges                         --          292          $49,249        2.08%          --
2015  Lowest contract charge 0.00% Class B    $174.54           --               --           --       0.13%
      Highest contract charge 0.90% Class B   $153.79           --               --           --     (0.77)%
      All contract charges                         --          304          $50,153        1.92%          --
2014  Lowest contract charge 0.00% Class B    $174.31           --               --           --       3.74%
      Highest contract charge 0.90% Class B   $154.99           --               --           --       2.81%
      All contract charges                         --          327          $53,881        2.07%          --
2013  Lowest contract charge 0.00% Class B    $168.02           --               --           --     (2.35)%
      Highest contract charge 0.90% Class B   $150.75           --               --           --     (3.23)%
      All contract charges                         --          348          $55,539        1.53%          --
MULTIMANAGER MID CAP GROWTH
2017  Lowest contract charge 0.00% Class A    $485.17           --               --           --      26.67%
      Highest contract charge 0.60% Class A   $269.36           --               --           --      25.91%
      All contract charges                         --           27          $12,687        0.00%          --
2016  Lowest contract charge 0.00% Class A    $383.02           --               --           --       6.79%
      Highest contract charge 0.60% Class A   $213.93           --               --           --       6.15%
      All contract charges                         --           28          $10,529        0.10%          --
2015  Lowest contract charge 0.00% Class A    $358.68           --               --           --     (1.51)%
      Highest contract charge 0.60% Class A   $201.54           --               --           --     (2.10)%
      All contract charges                         --           31          $10,804        0.00%          --
2014  Lowest contract charge 0.00% Class A    $364.19           --               --           --       4.85%
      Highest contract charge 0.60% Class A   $205.87           --               --           --       4.22%
      All contract charges                         --           33          $11,863        0.00%          --
2013  Lowest contract charge 0.00% Class A    $347.33           --               --           --      40.15%
      Highest contract charge 0.60% Class A   $197.53           --               --           --      39.31%
      All contract charges                         --           36          $12,410        0.00%          --
MULTIMANAGER MID CAP GROWTH
2017  Lowest contract charge 0.00% Class B    $428.45           --               --           --      26.66%
      Highest contract charge 0.90% Class B   $239.36           --               --           --      25.52%
      All contract charges                         --           60          $16,955        0.00%          --
2016  Lowest contract charge 0.00% Class B    $338.26           --               --           --       6.78%
      Highest contract charge 0.90% Class B   $190.69           --               --           --       5.82%
      All contract charges                         --           88          $19,160        0.10%          --

                                    FSA-153

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
MULTIMANAGER MID CAP GROWTH (CONTINUED)
2015  Lowest contract charge 0.00% Class B    $316.79           --               --           --     (1.52)%
      Highest contract charge 0.90% Class B   $180.20           --               --           --     (2.41)%
      All contract charges                         --           97          $19,711        0.00%          --
2014  Lowest contract charge 0.00% Class B    $321.69           --               --           --       4.86%
      Highest contract charge 0.90% Class B   $184.65           --               --           --       3.92%
      All contract charges                         --          103          $21,132        0.00%          --
2013  Lowest contract charge 0.00% Class B    $306.77           --               --           --      40.17%
      Highest contract charge 0.90% Class B   $177.69           --               --           --      38.91%
      All contract charges                         --          115          $22,530        0.00%          --
MULTIMANAGER MID CAP VALUE
2017  Lowest contract charge 0.00% Class A    $459.32           --               --           --       9.28%
      Highest contract charge 0.60% Class A   $277.00           --               --           --       8.63%
      All contract charges                         --           35          $10,131        0.76%          --
2016  Lowest contract charge 0.00% Class A    $420.32           --               --           --      19.09%
      Highest contract charge 0.60% Class A   $255.00           --               --           --      18.38%
      All contract charges                         --           39          $10,599        1.02%          --
2015  Lowest contract charge 0.00% Class A    $352.93           --               --           --     (5.54)%
      Highest contract charge 0.60% Class A   $215.41           --               --           --     (6.11)%
      All contract charges                         --           40          $ 9,746        0.68%          --
2014  Lowest contract charge 0.00% Class A    $373.64           --               --           --       5.34%
      Highest contract charge 0.60% Class A   $229.42           --               --           --       4.70%
      All contract charges                         --           43          $11,401        0.44%          --
2013  Lowest contract charge 0.00% Class A    $354.71           --               --           --      35.59%
      Highest contract charge 0.60% Class A   $219.12           --               --           --      34.78%
      All contract charges                         --           49          $12,048        0.35%          --
MULTIMANAGER MID CAP VALUE
2017  Lowest contract charge 0.00% Class B    $300.80           --               --           --       9.27%
      Highest contract charge 0.90% Class B   $260.30           --               --           --       8.29%
      All contract charges                         --          111          $30,843        0.76%          --
2016  Lowest contract charge 0.00% Class B    $275.28           --               --           --      19.08%
      Highest contract charge 0.90% Class B   $240.37           --               --           --      18.01%
      All contract charges                         --          144          $36,624        1.02%          --
2015  Lowest contract charge 0.00% Class B    $231.18           --               --           --     (5.55)%
      Highest contract charge 0.90% Class B   $203.69           --               --           --     (6.40)%
      All contract charges                         --          161          $34,517        0.68%          --
2014  Lowest contract charge 0.00% Class B    $244.76           --               --           --       5.34%
      Highest contract charge 0.90% Class B   $217.62           --               --           --       4.39%
      All contract charges                         --          171          $39,089        0.44%          --
2013  Lowest contract charge 0.00% Class B    $232.36           --               --           --      35.59%
      Highest contract charge 0.90% Class B   $208.47           --               --           --      34.38%
      All contract charges                         --          183          $39,817        0.35%          --
MULTIMANAGER TECHNOLOGY
2017  Lowest contract charge 0.00% Class A    $707.20           --               --           --      39.12%
      Highest contract charge 0.60% Class A   $359.27           --               --           --      38.29%
      All contract charges                         --           42          $22,064        0.00%          --
2016  Lowest contract charge 0.00% Class A    $508.34           --               --           --       8.95%
      Highest contract charge 0.60% Class A   $259.80           --               --           --       8.30%
      All contract charges                         --           43          $17,008        0.01%          --
2015  Lowest contract charge 0.00% Class A    $466.60           --               --           --       6.29%
      Highest contract charge 0.60% Class A   $239.90           --               --           --       5.65%
      All contract charges                         --           45          $16,131        0.00%          --
2014  Lowest contract charge 0.00% Class A    $438.98           --               --           --      13.55%
      Highest contract charge 0.60% Class A   $227.06           --               --           --      12.86%
      All contract charges                         --           46          $16,479        0.00%          --

                                    FSA-154

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                   ----------------------------------------------------------------
                                                                                ACCUMULATION
                                                              UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                   ---------- ----------------- ------------ ------------- --------
MULTIMANAGER TECHNOLOGY (CONTINUED)
2013  Lowest contract charge 0.00% Class A          $386.60           --                --          --       35.59%
      Highest contract charge 0.60% Class A         $201.18           --                --          --       34.78%
      All contract charges                               --           43          $ 15,169       0.00%           --
MULTIMANAGER TECHNOLOGY
2017  Lowest contract charge 0.00% Class B          $574.94           --                --          --       39.12%
      Highest contract charge 0.90% Class B         $306.69           --                --          --       37.88%
      All contract charges                               --          292          $105,528       0.00%           --
2016  Lowest contract charge 0.00% Class B          $413.27           --                --          --        8.94%
      Highest contract charge 0.90% Class B         $222.44           --                --          --        7.96%
      All contract charges                               --          284          $ 73,856       0.01%           --
2015  Lowest contract charge 0.00% Class B          $379.34           --                --          --        6.29%
      Highest contract charge 0.90% Class B         $206.03           --                --          --        5.34%
      All contract charges                               --          301          $ 71,400       0.00%           --
2014  Lowest contract charge 0.00% Class B          $356.88           --                --          --       13.55%
      Highest contract charge 0.90% Class B         $195.59           --                --          --       12.53%
      All contract charges                               --          331          $ 73,397       0.00%           --
2013  Lowest contract charge 0.00% Class B          $314.29           --                --          --       35.59%
      Highest contract charge 0.90% Class B         $173.81           --                --          --       34.37%
      All contract charges                               --          353          $ 69,150       0.00%           --
NATURAL RESOURCES PORTFOLIO
2017  Lowest contract charge 0.00% Class II         $ 61.23           --                --          --      (0.54)%
      Highest contract charge 0.00% Class II        $ 61.23           --                --          --      (0.54)%
      All contract charges                               --          118          $  4,277       0.00%           --
2016  Lowest contract charge 0.00% Class II         $ 61.56           --                --          --       24.82%
      Highest contract charge 0.00% Class II        $ 61.56           --                --          --       24.82%
      All contract charges                               --          102          $  3,924       0.00%           --
2015  Lowest contract charge 0.00% Class II         $ 49.32           --                --          --     (28.84)%
      Highest contract charge 0.00% Class II        $ 49.32           --                --          --     (28.84)%
      All contract charges                               --           86          $  2,626       0.00%           --
2014  Lowest contract charge 0.00% Class II         $ 69.31           --                --          --     (19.79)%
      Highest contract charge 0.00% Class II        $ 69.31           --                --          --     (19.79)%
      All contract charges                               --          141          $  7,525       0.00%           --
2013  Lowest contract charge 0.00% Class II         $ 86.41           --                --          --        9.75%
      Highest contract charge 0.00% Class II        $ 86.41           --                --          --        9.76%
      All contract charges                               --          123          $  9,220       0.00%           --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
2017  Lowest contract charge 0.00% Advisor Class    $ 72.91           --                --          --        2.06%
      Highest contract charge 0.90% Advisor Class   $ 68.01           --                --          --        1.13%
      All contract charges                               --          147          $ 10,603      10.89%           --
2016  Lowest contract charge 0.00% Advisor Class    $ 71.44           --                --          --       14.87%
      Highest contract charge 0.90% Advisor Class   $ 67.25           --                --          --       13.85%
      All contract charges                               --          136          $  9,580       1.02%           --
2015  Lowest contract charge 0.00% Advisor Class    $ 62.19           --                --          --     (25.66)%
      Highest contract charge 0.90% Advisor Class   $ 59.07           --                --          --     (26.34)%
      All contract charges                               --          132          $  8,067       4.22%           --
2014  Lowest contract charge 0.00% Advisor Class    $ 83.66           --                --          --     (18.75)%
      Highest contract charge 0.90% Advisor Class   $ 80.19           --                --          --     (19.47)%
      All contract charges                               --          109          $  9,010       0.27%           --
2013  Lowest contract charge 0.00% Advisor Class    $102.96           --                --          --     (14.71)%
      Highest contract charge 0.90% Advisor Class   $ 99.58           --                --          --     (15.48)%
      All contract charges                               --           98          $ 10,045       1.64%           --
PIMCO REAL RETURN PORTFOLIO
2017  Lowest contract charge 0.00% Advisor Class    $125.92           --                --          --        3.55%
      Highest contract charge 0.90% Advisor Class   $117.46           --                --          --        2.62%
      All contract charges                               --          280          $ 24,362       2.26%           --

                                    FSA-155

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                   ----------------------------------------------------------------
                                                                                ACCUMULATION
                                                              UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                   ---------- ----------------- ------------ ------------- --------
PIMCO REAL RETURN PORTFOLIO (CONTINUED)
2016  Lowest contract charge 0.00% Advisor Class    $121.60           --               --           --        5.10%
      Highest contract charge 0.90% Advisor Class   $114.46           --               --           --        4.15%
      All contract charges                               --          260          $24,189        2.17%           --
2015  Lowest contract charge 0.00% Advisor Class    $115.70           --               --           --      (2.81)%
      Highest contract charge 0.90% Advisor Class   $109.90           --               --           --      (3.67)%
      All contract charges                               --          276          $23,346        3.85%           --
2014  Lowest contract charge 0.00% Advisor Class    $119.04           --               --           --        2.99%
      Highest contract charge 0.90% Advisor Class   $114.09           --               --           --        2.07%
      All contract charges                               --          281          $25,631        1.29%           --
2013  Lowest contract charge 0.00% Advisor Class    $115.58           --               --           --      (9.31)%
      Highest contract charge 0.90% Advisor Class   $111.78           --               --           --     (10.12)%
      All contract charges                               --          320          $29,938        1.51%           --
PIMCO TOTAL RETURN PORTFOLIO
2017  Lowest contract charge 0.00% Advisor Class    $130.56           --               --           --        4.82%
      Highest contract charge 0.90% Advisor Class   $121.79           --               --           --        3.87%
      All contract charges                               --          768          $64,558        1.92%           --
2016  Lowest contract charge 0.00% Advisor Class    $124.56           --               --           --        2.58%
      Highest contract charge 0.90% Advisor Class   $117.25           --               --           --        1.66%
      All contract charges                               --          770          $62,095        1.98%           --
2015  Lowest contract charge 0.00% Advisor Class    $121.43           --               --           --        0.36%
      Highest contract charge 0.90% Advisor Class   $115.34           --               --           --      (0.55)%
      All contract charges                               --          785          $63,420        4.92%           --
2014  Lowest contract charge 0.00% Advisor Class    $121.00           --               --           --        4.18%
      Highest contract charge 0.90% Advisor Class   $115.98           --               --           --        3.24%
      All contract charges                               --          811          $63,291        2.08%           --
2013  Lowest contract charge 0.00% Advisor Class    $116.15           --               --           --      (2.06)%
      Highest contract charge 0.90% Advisor Class   $112.34           --               --           --      (2.94)%
      All contract charges                               --          873          $66,772        2.11%           --
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
2017  Lowest contract charge 0.00% Class II         $210.29           --               --           --       15.73%
      Highest contract charge 0.90% Class II        $196.17           --               --           --       14.69%
      All contract charges                               --           68          $13,994        1.51%           --
2016  Lowest contract charge 0.00% Class II         $181.71           --               --           --       18.86%
      Highest contract charge 0.90% Class II        $171.04           --               --           --       17.79%
      All contract charges                               --           71          $12,645        1.79%           --
2015  Lowest contract charge 0.00% Class II         $152.88           --               --           --      (7.11)%
      Highest contract charge 0.90% Class II        $145.21           --               --           --      (7.94)%
      All contract charges                               --          115          $17,055        1.59%           --
2014  Lowest contract charge 0.00% Class II         $164.58           --               --           --        7.11%
      Highest contract charge 0.90% Class II        $157.74           --               --           --        6.14%
      All contract charges                               --          127          $20,537        1.50%           --
2013  Lowest contract charge 0.00% Class II         $153.66           --               --           --       29.41%
      Highest contract charge 0.90% Class II        $148.62           --               --           --       28.24%
      All contract charges                               --          136          $20,548        1.35%           --
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II
2017  Lowest contract charge 0.00% Class II         $388.91           --               --           --       27.31%
      Highest contract charge 0.00% Class II        $388.91           --               --           --       27.31%
      All contract charges                               --          107          $ 6,154        0.00%           --
2016  Lowest contract charge 0.00% Class II         $305.49           --               --           --     (10.72)%
      Highest contract charge 0.00% Class II        $305.49           --               --           --     (10.72)%
      All contract charges                               --           98          $ 4,395        0.00%           --
2015  Lowest contract charge 0.00% Class II         $342.16           --               --           --       12.47%
      Highest contract charge 0.00% Class II        $342.16           --               --           --       12.47%
      All contract charges                               --           84          $ 5,986        0.00%           --

                                    FSA-156

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                          ----------------------------------------------------------------
                                                                                       ACCUMULATION
                                                                     UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                          UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                          ---------- ----------------- ------------ ------------- --------
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II (CONTINUED)
2014       Lowest contract charge 0.00% Class II           $304.22           --               --           --      31.23%
           Highest contract charge 0.00% Class II          $304.22           --               --           --      31.23%
           All contract charges                                 --           66           $6,008        0.00%          --
2013       Lowest contract charge 0.00% Class II           $231.83           --               --           --      50.51%
           Highest contract charge 0.00% Class II          $231.83           --               --           --      50.51%
           All contract charges                                 --           49           $5,013        0.00%          --
TARGET 2015 ALLOCATION
2017       Lowest contract charge 0.00% Class B            $157.65           --               --           --      11.30%
           Highest contract charge 0.00% Class B           $157.65           --               --           --      11.30%
           All contract charges                                 --           34           $1,892        1.51%          --
2016       Lowest contract charge 0.00% Class B            $141.64           --               --           --       5.63%
           Highest contract charge 0.00% Class B           $141.64           --               --           --       5.63%
           All contract charges                                 --           14           $  288        1.61%          --
2015       Lowest contract charge 0.00% Class B            $134.09           --               --           --     (1.91)%
           Highest contract charge 0.00% Class B           $134.09           --               --           --     (1.91)%
           All contract charges                                 --           12           $  223        2.33%          --
2014       Lowest contract charge 0.00% Class B            $136.70           --               --           --       2.96%
           Highest contract charge 0.00% Class B           $136.70           --               --           --       2.96%
           All contract charges                                 --            2           $   38        0.78%          --
2013       Lowest contract charge 0.00% Class B            $132.77           --               --           --      14.07%
           Highest contract charge 0.00% Class B           $132.77           --               --           --      14.07%
           All contract charges                                 --            2           $  118        0.59%          --
TARGET 2025 ALLOCATION
2017       Lowest contract charge 0.00% Class B            $172.30           --               --           --      15.42%
           Highest contract charge 0.80% Class B           $114.28           --               --           --      14.50%
           All contract charges                                 --          119           $7,645        1.85%          --
2016       Lowest contract charge 0.00% Class B            $149.28           --               --           --       7.41%
           Highest contract charge 0.80% Class B(b)        $ 99.81           --               --           --       6.55%
           All contract charges                                 --           69           $2,092        1.65%          --
2015       Lowest contract charge 0.00% Class B            $138.98           --               --           --     (2.04)%
           Highest contract charge 0.60% Class B(b)        $ 93.80           --               --           --     (5.65)%
           All contract charges                                 --           49           $1,261        1.41%          --
2014       Lowest contract charge 0.00% Class B            $141.87           --               --           --       4.03%
           Highest contract charge 0.00% Class B           $141.87           --               --           --       4.03%
           All contract charges                                 --           46           $  915        1.55%          --
2013       Lowest contract charge 0.00% Class B            $136.37           --               --           --      19.10%
           Highest contract charge 0.00% Class B           $136.37           --               --           --      19.10%
           All contract charges                                 --           27           $  506        1.01%          --
TARGET 2035 ALLOCATION
2017       Lowest contract charge 0.00% Class B            $180.49           --               --           --      17.77%
           Highest contract charge 0.60% Class B           $117.49           --               --           --      17.06%
           All contract charges                                 --           52           $3,313        1.79%          --
2016       Lowest contract charge 0.00% Class B            $153.26           --               --           --       8.03%
           Highest contract charge 0.60% Class B           $100.37           --               --           --       7.38%
           All contract charges                                 --           30           $1,344        1.57%          --
2015       Lowest contract charge 0.00% Class B            $141.87           --               --           --     (2.03)%
           Highest contract charge 0.60% Class B(b)        $ 93.47           --               --           --     (5.98)%
           All contract charges                                 --           24           $  864        1.43%          --
2014       Lowest contract charge 0.00% Class B            $144.81           --               --           --       4.49%
           Highest contract charge 0.00% Class B           $144.81           --               --           --       4.49%
           All contract charges                                 --           18           $  934        1.40%          --
2013       Lowest contract charge 0.00% Class B            $138.59           --               --           --      22.25%
           Highest contract charge 0.00% Class B           $138.59           --               --           --      22.25%
           All contract charges                                 --           12           $  760        2.05%          --

                                    FSA-157

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ----------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
TARGET 2045 ALLOCATION
2017  Lowest contract charge 0.00% Class B       $185.61           --               --           --       19.69%
      Highest contract charge 0.60% Class B      $119.45           --               --           --       18.97%
      All contract charges                            --           28          $ 1,776        1.71%           --
2016  Lowest contract charge 0.00% Class B       $155.07           --               --           --        8.69%
      Highest contract charge 0.60% Class B      $100.40           --               --           --        8.04%
      All contract charges                            --           15          $   753        1.65%           --
2015  Lowest contract charge 0.00% Class B       $142.67           --               --           --      (2.23)%
      Highest contract charge 0.60% Class B(b)   $ 92.93           --               --           --      (6.52)%
      All contract charges                            --           16          $   571        1.91%           --
2014  Lowest contract charge 0.00% Class B       $145.92           --               --           --        4.77%
      Highest contract charge 0.00% Class B      $145.92           --               --           --        4.77%
      All contract charges                            --            9          $   259        1.38%           --
2013  Lowest contract charge 0.00% Class B       $139.27           --               --           --       25.22%
      Highest contract charge 0.00% Class B      $139.27           --               --           --       25.22%
      All contract charges                            --            7          $   209        1.29%           --
TARGET 2055 ALLOCATION
2017  Lowest contract charge 0.00% Class B       $125.09           --               --           --       21.79%
      Highest contract charge 0.60% Class B      $123.10           --               --           --       21.07%
      All contract charges                            --            8          $   606        1.71%           --
2016  Lowest contract charge 0.00% Class B       $102.71           --               --           --        9.51%
      Highest contract charge 0.60% Class B(b)   $101.68           --               --           --        8.85%
      All contract charges                            --            2          $   264        1.83%           --
2015  Lowest contract charge 0.00% Class B(b)    $ 93.79           --               --           --      (6.70)%
      Highest contract charge 0.00% Class B(b)   $ 93.79           --               --           --      (6.70)%
      All contract charges                            --           --          $    46        3.95%           --
TEMPLETON DEVELOPING MARKETS VIP FUND
2017  Lowest contract charge 0.00% Class 2       $130.20           --               --           --       40.41%
      Highest contract charge 0.90% Class 2      $121.46           --               --           --       39.16%
      All contract charges                            --          137          $17,444        0.96%           --
2016  Lowest contract charge 0.00% Class 2       $ 92.73           --               --           --       17.44%
      Highest contract charge 0.90% Class 2      $ 87.28           --               --           --       16.39%
      All contract charges                            --          104          $ 9,563        0.81%           --
2015  Lowest contract charge 0.00% Class 2       $ 78.96           --               --           --     (19.60)%
      Highest contract charge 0.90% Class 2      $ 74.99           --               --           --     (20.33)%
      All contract charges                            --          101          $ 7,804        1.97%           --
2014  Lowest contract charge 0.00% Class 2       $ 98.21           --               --           --      (8.39)%
      Highest contract charge 0.90% Class 2      $ 94.13           --               --           --      (9.21)%
      All contract charges                            --           99          $ 9,492        1.48%           --
2013  Lowest contract charge 0.00% Class 2       $107.20           --               --           --      (0.92)%
      Highest contract charge 0.90% Class 2      $103.68           --               --           --      (1.82)%
      All contract charges                            --           92          $ 9,698        1.95%           --
TEMPLETON GLOBAL BOND VIP FUND
2017  Lowest contract charge 0.00% Class 2       $124.64           --               --           --        1.92%
      Highest contract charge 0.90% Class 2      $116.28           --               --           --        1.02%
      All contract charges                            --          586          $45,630        0.00%           --
2016  Lowest contract charge 0.00% Class 2       $122.29           --               --           --        2.94%
      Highest contract charge 0.90% Class 2      $115.11           --               --           --        2.01%
      All contract charges                            --          529          $41,472        0.00%           --
2015  Lowest contract charge 0.00% Class 2       $118.80           --               --           --      (4.30)%
      Highest contract charge 0.90% Class 2      $112.84           --               --           --      (5.17)%
      All contract charges                            --          529          $42,461        7.79%           --
2014  Lowest contract charge 0.00% Class 2       $124.14           --               --           --        1.83%
      Highest contract charge 0.90% Class 2      $118.99           --               --           --        0.92%
      All contract charges                            --          515          $47,540        5.01%           --

                                    FSA-158

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                          ----------------------------------------------------------------
                                                                                       ACCUMULATION
                                                                     UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                          UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                          ---------- ----------------- ------------ ------------- --------
TEMPLETON GLOBAL BOND VIP FUND (CONTINUED)
2013  Lowest contract charge 0.00% Class 2                 $121.91           --               --           --        1.63%
      Highest contract charge 0.90% Class 2                $117.90           --               --           --        0.71%
      All contract charges                                      --          531          $54,314        5.00%           --
TEMPLETON GROWTH VIP FUND
2017  Lowest contract charge 0.00% Class 2                 $181.56           --               --           --       18.50%
      Highest contract charge 0.90% Class 2                $169.37           --               --           --       17.44%
      All contract charges                                      --           30          $ 5,260        1.60%           --
2016  Lowest contract charge 0.00% Class 2                 $153.21           --               --           --        9.62%
      Highest contract charge 0.90% Class 2                $144.22           --               --           --        8.64%
      All contract charges                                      --           31          $ 4,575        2.03%           --
2015  Lowest contract charge 0.00% Class 2                 $139.77           --               --           --      (6.48)%
      Highest contract charge 0.90% Class 2                $132.75           --               --           --      (7.33)%
      All contract charges                                      --           33          $ 4,511        2.55%           --
2014  Lowest contract charge 0.00% Class 2                 $149.46           --               --           --      (2.82)%
      Highest contract charge 0.90% Class 2                $143.25           --               --           --      (3.69)%
      All contract charges                                      --           36          $ 5,379        1.34%           --
2013  Lowest contract charge 0.00% Class 2                 $153.79           --               --           --       30.82%
      Highest contract charge 0.90% Class 2                $148.74           --               --           --       29.64%
      All contract charges                                      --           29          $ 4,333        2.50%           --
VANECK VIP GLOBAL HARD ASSETS FUND
2017  Lowest contract charge 0.00% Class S Shares          $ 83.53           --               --           --      (1.97)%
      Highest contract charge 0.90% Class S Shares         $ 77.92           --               --           --      (2.86)%
      All contract charges                                      --          151          $12,427        0.00%           --
2016  Lowest contract charge 0.00% Class S Shares          $ 85.21           --               --           --       43.40%
      Highest contract charge 0.90% Class S Shares         $ 80.21           --               --           --       42.14%
      All contract charges                                      --          155          $12,986        0.38%           --
2015  Lowest contract charge 0.00% Class S Shares          $ 59.42           --               --           --     (33.62)%
      Highest contract charge 0.90% Class S Shares         $ 56.43           --               --           --     (34.23)%
      All contract charges                                      --          147          $ 8,559        0.03%           --
2014  Lowest contract charge 0.00% Class S Shares          $ 89.52           --               --           --     (19.34)%
      Highest contract charge 0.90% Class S Shares         $ 85.80           --               --           --     (20.07)%
      All contract charges                                      --          127          $11,178        0.00%           --
2013  Lowest contract charge 0.00% Class S Shares          $110.99           --               --           --       10.30%
      Highest contract charge 0.90% Class S Shares         $107.34           --               --           --        9.30%
      All contract charges                                      --          115          $12,630        0.51%           --
VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX PORTFOLIO
2017  Lowest contract charge 0.60% Investor Share Class    $285.63           --               --           --       20.93%
      Highest contract charge 0.60% Investor Share Class   $285.63           --               --           --       20.93%
      All contract charges                                      --           31          $ 8,898        1.78%           --
2016  Lowest contract charge 0.60% Investor Share Class    $236.19           --               --           --       11.14%
      Highest contract charge 0.60% Investor Share Class   $236.19           --               --           --       11.14%
      All contract charges                                      --           31          $ 7,243        2.38%           --
2015  Lowest contract charge 0.60% Investor Share Class    $212.51           --               --           --        0.66%
      Highest contract charge 0.60% Investor Share Class   $212.51           --               --           --        0.66%
      All contract charges                                      --           37          $ 7,894        1.66%           --
2014  Lowest contract charge 0.60% Investor Share Class    $211.12           --               --           --       12.83%
      Highest contract charge 0.60% Investor Share Class   $211.12           --               --           --       12.83%
      All contract charges                                      --           36          $ 7,580        1.67%           --
2013  Lowest contract charge 0.60% Investor Share Class    $187.12           --               --           --       31.39%
      Highest contract charge 0.60% Investor Share Class   $187.12           --               --           --       31.39%
      All contract charges                                      --           34          $ 6,456        4.22%           --

   ----------
  (a)Units were made available on May 20, 2013.
  (b)Units were made available on May 26, 2015.
  (c)Units were made available on March 27, 2015.
  (d)Units were made available on May 20, 2016.

                                    FSA-159

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2017

8. Financial Highlights (Concluded)

  (e)Units were made available on May 19, 2017.
  (f)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 25 due to a merger on May 19, 2017.
  * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
  ** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of the Variable Investment Option, without consideration if there were units outstanding as of such date. The total return is calculated for each period indicated from the effective date through the end of the reporting period. Where there are no units outstanding at period-end, the total return is calculated using the current offering price of the unit. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

   All material subsequent transactions and events have been evaluated for the period from December 31, 2017 through April 16, 2018, the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-160

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm....................   F-1

Consolidated Financial Statements:
  Consolidated Balance Sheets as of December 31, 2017 and 2016.............   F-2
  Consolidated Statements of Income (Loss), for the Years Ended
   December 31, 2017, 2016 and 2015........................................   F-4
  Consolidated Statements of Comprehensive Income (Loss), for the Years
   Ended December 31, 2017, 2016 and 2015..................................   F-5
  Consolidated Statements of Equity, for the Years Ended December 31,
   2017, 2016 and 2015.....................................................   F-6
  Consolidated Statements of Cash Flows, for the Years Ended December 31,
   2017, 2016 and 2015.....................................................   F-7
  Notes to Consolidated Financial Statements
   Note 1 -- Organization..................................................  F-10
   Note 2 -- Significant Accounting Policies...............................  F-10
   Note 3 -- Investments...................................................  F-29
   Note 4 -- Goodwill and Other Intangible Assets..........................  F-46
   Note 5 -- Closed Block..................................................  F-47
   Note 6 -- DAC and Policyholder Bonus Interest Credits...................  F-48
   Note 7 -- Fair Value Disclosures........................................  F-49
   Note 8 -- Insurance Liabilities.........................................  F-61
   Note 9 -- Reinsurance Agreements........................................  F-64
   Note 10 -- Short-Term and Long-Term Debt................................  F-66
   Note 11 -- Related Party Transactions...................................  F-67
   Note 12 -- Employee Benefit Plans.......................................  F-69
   Note 13 -- Share-Based and Other Compensation Programs..................  F-74
   Note 14 -- Income Taxes.................................................  F-79
   Note 15 -- Accumulated Other Comprehensive Income (Loss)................  F-81
   Note 16 -- Commitments and Contingent Liabilities.......................  F-82
   Note 17 -- Insurance Group Statutory Financial Information..............  F-85
   Note 18 -- Business Segment Information.................................  F-86
   Note 19 -- Quarterly Results of Operations (Unaudited)..................  F-89
   Note 20 -- Subsequent Events............................................  F-97

Financial Statement Schedules:
  Schedule I -- Summary of Investments -- Other than Investments in
   Related Parties, as of December 31, 2017................................  F-98
  Schedule III -- Supplementary Insurance Information, as of and for the
   Years Ended December 31, 2017 and 2016 and for the Year ended
   December 31, 2015.......................................................  F-99
  Schedule IV -- Reinsurance, as of and for the Years Ended December 31,
   2017, 2016 and 2015..................................................... F-102

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company:

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying consolidated balance sheets of AXA Equitable Life Insurance Company and its subsidiaries as of December 31, 2017 and 2016, and the related consolidated statements of income (loss), comprehensive income
(loss), equity and cash flows for each of the three years in the period ended December 31, 2017, including the related notes and financial statement schedules listed in the accompanying index (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

As discussed in Note 2 to the consolidated financial statements the Company has restated its 2016 consolidated financial statements and financial statement schedules to correct errors.

BASIS FOR OPINION

These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York

April 11, 2018

We have served as the Company's auditor since 1993.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2017 AND 2016

                                                         AS RESTATED
                                                   -----------------
                                                     2017     2016
                                                   -------- --------
                                                     (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at fair
   value (amortized cost of $34,831 and $32,123).. $ 36,358 $ 32,570
  Mortgage loans on real estate (net of valuation
   allowances of $8 and $8).......................   10,935    9,757
  Real estate held for production of income/(1)/..      390       56
  Policy loans....................................    3,315    3,361
  Other equity investments/(1)/...................    1,351    1,323
  Trading securities, at fair value...............   12,628    9,134
  Other invested assets/(1)/......................    3,121    2,226
                                                   -------- --------
   Total investments..............................   68,098   58,427
Cash and cash equivalents/(1)/....................    3,409    2,950
Cash and securities segregated, at fair value.....      825      946
Broker-dealer related receivables.................    2,158    2,100
Deferred policy acquisition costs.................    4,547    5,058
Goodwill and other intangible assets, net.........    3,709    3,741
Amounts due from reinsurers.......................    5,079    4,654
Loans to affiliates...............................      703      703
Guaranteed minimum income benefit reinsurance
  asset, at fair value............................   10,488   10,314
Other assets/(1)/.................................    4,432    4,260
Separate Accounts' assets.........................  122,537  111,403
                                                   -------- --------

TOTAL ASSETS...................................... $225,985 $204,556
                                                   ======== ========

LIABILITIES
Policyholders' account balances................... $ 43,805 $ 38,825
Future policy benefits and other policyholders
  liabilities.....................................   29,034   28,901
Broker-dealer related payables....................      764      484
Securities sold under agreements to repurchase....    1,887    1,996
Customers related payables........................    2,229    2,360
Amounts due to reinsurers.........................      134      125
Short-term and Long-term debt/(1)/................      769      513
Current and deferred income taxes.................    1,973    2,834
Other liabilities/(1)/............................    2,663    2,108
Separate Accounts' liabilities....................  122,537  111,403
                                                   -------- --------
   Total liabilities..............................  205,795  189,549
                                                   -------- --------
Redeemable Noncontrolling Interest/(1)/........... $    626 $    403
                                                   -------- --------

Commitments and contingent liabilities (Note 16)

/(1)/See Note 2 for details of balances with variable interest entities.

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2017 AND 2016
                                  (CONTINUED)

                                                             AS RESTATED
                                                   ---------------------
                                                      2017       2016
                                                   ---------- ----------
                                                       (IN MILLIONS)

EQUITY
AXA Equitable's equity:
  Common stock, $1.25 par value, 2 million shares
   authorized, issued and outstanding............. $        2 $        2
  Capital in excess of par value..................      6,859      5,339
  Retained earnings...............................      9,010      6,150
  Accumulated other comprehensive income (loss)...        598         17
                                                   ---------- ----------
   Total AXA Equitable's equity...................     16,469     11,508
                                                   ---------- ----------
Noncontrolling interest...........................      3,095      3,096
                                                   ---------- ----------
   Total equity...................................     19,564     14,604
                                                   ---------- ----------

TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING
  INTEREST AND EQUITY............................. $  225,985 $  204,556
                                                   ========== ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                   CONSOLIDATED STATEMENTS OF INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                            AS RESTATED
                                                   ----------------------------
                                                     2017      2016      2015
                                                   --------  --------  --------
                                                           (IN MILLIONS)
REVENUES
Policy charges and fee income..................... $  3,334  $  3,344  $  3,291
Premiums..........................................      904       880       852
Net derivative gains (losses).....................      890    (1,211)   (1,161)
Net investment income (loss)......................    2,583     2,318     2,057
Investment gains (losses), net:
  Total other-than-temporary impairment losses....      (13)      (65)      (41)
  Other investment gains (losses), net............     (112)       81        21
                                                   --------  --------  --------
     Total investment gains (losses), net.........     (125)       16       (20)
                                                   --------  --------  --------
Investment management and service fees............    4,106     3,755     3,902
Other income......................................       41        36        40
                                                   --------  --------  --------
   Total revenues.................................   11,733     9,138     8,961
                                                   --------  --------  --------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits...........................    3,462     2,771     2,474
Interest credited to policyholders' account
  balances........................................    1,040     1,029       887
Compensation and benefits.........................    1,762     1,723     1,783
Commissions and distribution related payments.....    1,486     1,467     1,505
Interest expense..................................       29        16        20
Amortization of deferred policy acquisition
  costs, net......................................      268        52      (243)
Other operating costs and expenses................    1,431     1,458     1,497
                                                   --------  --------  --------
   Total benefits and other deductions............    9,478     8,516     7,923
                                                   --------  --------  --------
Income (loss) from operations, before income taxes    2,255       622     1,038
Income tax (expense) benefit......................    1,139        84        22
                                                   --------  --------  --------
Net income (loss).................................    3,394       706     1,060
  Less: Net (income) loss attributable to the
   noncontrolling interest........................     (534)     (496)     (398)
                                                   --------  --------  --------
Net Income (Loss) attributable to AXA Equitable... $  2,860  $    210  $    662
                                                   ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                           AS RESTATED
                                                   --------------------------
                                                     2017     2016     2015
                                                   --------  ------  --------
                                                          (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net income (loss)................................. $  3,394  $  706  $  1,060
                                                   --------  ------  --------

Other comprehensive income (loss) net of income
taxes:
  Foreign currency translation adjustment.........       41     (18)      (25)
  Change in unrealized gains (losses), net of
   reclassification adjustment....................      563    (194)     (832)
  Changes in defined benefit plan related items
   not yet recognized in periodic benefit cost,
   net of reclassification adjustment.............       (5)     (3)       (4)
                                                   --------  ------  --------
Total other comprehensive income (loss), net of
  income taxes....................................      599    (215)     (861)
                                                   --------  ------  --------

Comprehensive income (loss).......................    3,993     491       199

  Less: Comprehensive (income) loss attributable
   to noncontrolling interest.....................     (552)   (479)     (383)
                                                   --------  ------  --------

Comprehensive income (loss) attributable to AXA
  Equitable....................................... $  3,441  $   12  $   (184)
                                                   ========  ======  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                                         AS RESTATED
                                                               -------------------------------
                                                                  2017       2016       2015
                                                               ---------  ---------  ---------
                                                                        (IN MILLIONS)
EQUITY ATTRIBUTABLE TO AXA EQUITABLE:
  Common stock, at par value, beginning and end of year....... $       2  $       2  $       2
                                                               ---------  ---------  ---------

  Capital in excess of par value, beginning of year...........     5,339      5,321      5,957
  Deferred tax on dividend of AB Units........................        --         --        (35)
  Non cash capital contribution from AXA Financial (See Note
   12)........................................................        --         --        137
  Transfer of unrecognized net actuarial loss of the AXA
   Equitable Qualified Pension Plan to AXA Financial (see
   Note 12)...................................................        --         --       (772)
  Capital contribution from Parent............................     1,500         --         --
  Other changes in capital in excess of par value.............        20         18         34
                                                               ---------  ---------  ---------
  Capital in excess of par value, end of year.................     6,859      5,339      5,321
                                                               ---------  ---------  ---------

  Retained earnings, beginning of year........................     6,150      6,990      7,240
  Net income (loss)...........................................     2,860        210        662
  Shareholder dividends.......................................        --     (1,050)      (912)
                                                               ---------  ---------  ---------
  Retained earnings, end of year..............................     9,010      6,150      6,990
                                                               ---------  ---------  ---------
  Accumulated other comprehensive income (loss), beginning of
   year.......................................................        17        215        289
  Transfer of unrecognized net actuarial loss of the AXA
   Equitable Qualified Pension Plan to AXA Financial (see
   Note 12)...................................................        --         --        772
  Other comprehensive income (loss)...........................       581       (198)      (846)
                                                               ---------  ---------  ---------
  Accumulated other comprehensive income (loss), end of year..       598         17        215
                                                               ---------  ---------  ---------

   TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR..................    16,469     11,508     12,528
                                                               ---------  ---------  ---------

Noncontrolling interest, beginning of year....................     3,096      3,059      2,967
Repurchase of AB Holding units................................      (158)      (168)      (154)
Net income (loss) attributable to noncontrolling interest.....       485        491        398
Dividends paid to noncontrolling interest.....................      (457)      (384)      (414)
Dividend of AB Units by AXA Equitable to AXA Financial........        --         --        145
Other comprehensive income (loss) attributable to
  noncontrolling interest.....................................        18        (17)       (15)
Other changes in noncontrolling interest......................       111        115        132
                                                               ---------  ---------  ---------

   Noncontrolling interest, end of year.......................     3,095      3,096      3,059
                                                               ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR..................................... $  19,564  $  14,604  $  15,587
                                                               =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                              AS RESTATED
                                                    ------------------------------
                                                      2017       2016       2015
                                                    --------  ---------  ---------
                                                             (IN MILLIONS)
Net income (loss).................................. $  3,394  $     706  $   1,060
Adjustments to reconcile net income (loss) to net
  cash provided by (used in) operating activities:
  Interest credited to policyholders' account
   balances........................................    1,040      1,029        887
  Policy charges and fee income....................   (3,334)    (3,344)    (3,291)
  Net derivative (gains) losses....................     (890)     1,211      1,161
  Investment (gains) losses, net...................      125        (16)        20
  Realized and unrealized (gains) losses on
   trading securities..............................     (166)        41         43
  Non-cash long term incentive compensation
   expense.........................................      185        152        172
  Amortization of deferred sales commission........       32         41         49
  Other depreciation and amortization..............     (136)       (98)       (18)
  Amortization of deferred cost of reinsurance
   asset...........................................      (84)       159        121
  Amortization of other intangibles................       31         29         28
  Return of real estate joint venture and limited
   partnerships....................................      140        126        161

  Changes in:
   Net broker-dealer and customer related
     receivables/payables..........................     (278)       608        (38)
   Reinsurance recoverable.........................     (416)      (304)      (929)
   Segregated cash and securities, net.............      130       (381)       (89)
   Deferred policy acquisition costs...............      268         52       (243)
   Future policy benefits..........................    1,511        431        631
   Current and deferred income taxes...............     (664)      (742)        50
  Other, net.......................................      189       (161)       (99)
                                                    --------  ---------  ---------

Net cash provided by (used in) operating
  activities....................................... $  1,077  $    (461) $    (324)
                                                    ========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015
                                  (CONTINUED)

                                                              AS RESTATED
                                                    -------------------------------
                                                       2017       2016       2015
                                                    ---------  ---------  ---------
                                                             (IN MILLIONS)
Cash flows from investing activities:
  Proceeds from the sale/maturity/prepayment of:
   Fixed maturities, available for sale............ $   9,738  $   7,154  $   4,368
   Mortgage loans on real estate...................       934        676        609
   Trading account securities......................     9,125      6,271     10,768
   Other...........................................       228         32        134
  Payment for the purchase/origination of:
   Fixed maturities, available for sale............   (12,465)    (7,873)    (4,701)
   Mortgage loans on real estate...................    (2,108)    (3,261)    (1,311)
   Trading account securities......................   (12,667)    (8,691)   (12,501)
   Other...........................................      (280)      (250)      (132)
  Cash settlements related to derivative
   instruments.....................................    (1,259)       102        529
  Decrease in loans to affiliates..................        --        384         --
  Change in short-term investments.................      (264)      (205)      (363)
  Investment in capitalized software, leasehold
   improvements and EDP equipment..................      (100)       (85)       (71)
  Purchase of business, net of cash acquired.......      (130)       (21)        --
  Other, net.......................................       238        409        203
                                                    ---------  ---------  ---------

Net cash provided by (used in) investing
  activities....................................... $  (9,010) $  (5,358) $  (2,468)
                                                    =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015
                                  (CONTINUED)

                                                             AS RESTATED
                                                    ----------------------------
                                                      2017      2016      2015
                                                    --------  --------  --------
                                                            (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
   Deposits........................................ $  9,882  $  9,746  $  5,757
   Withdrawals.....................................   (5,926)   (2,874)   (2,861)
   Transfer (to) from Separate Accounts............    1,656     1,202     1,045
  Change in short-term financings..................       53       (69)       95
  Change in collateralized pledged assets..........      710      (677)       (2)
  Change in collateralized pledged liabilities.....    1,108       125      (270)
  (Decrease) increase in overdrafts payable........       63       (85)       80
  Repayment of long term debt......................       --        --      (200)
  Shareholder dividends paid.......................       --    (1,050)     (767)
  Repurchase of AB Holding units...................     (220)     (236)     (214)
  Redemptions (purchases) of non-controlling
   interests of consolidated company-sponsored
   investment funds................................      120      (137)       --
  Distribution to noncontrolling interest in
   consolidated subsidiaries.......................     (457)     (385)     (414)
  Increase (decrease) in Securities sold under
   agreement to repurchase.........................     (109)      104       939
  (Increase) decrease in securities purchased
   under agreement to resell.......................       --        79       (79)
  Capital Contribution from Parent.................    1,500        --        --
  Other, net.......................................      (10)        8         5
                                                    --------  --------  --------

Net cash provided by (used in) financing
  activities.......................................    8,370     5,751     3,114
                                                    ========  ========  ========

Effect of exchange rate changes on cash and cash
  equivalents......................................       22       (10)      (10)

Change in cash and cash equivalents................      459       (78)      312
Cash and cash equivalents, beginning of year.......    2,950     3,028     2,716
                                                    --------  --------  --------

Cash and cash equivalents, end of year............. $  3,409  $  2,950  $  3,028
                                                    ========  ========  ========

Supplemental cash flow information:
  Interest paid.................................... $     (8) $    (11) $     19
                                                    ========  ========  ========
  Income taxes (refunded) paid..................... $     33  $    613  $    (80)
                                                    ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable" and, collectively with its consolidated subsidiaries, the "Company") is a diversified financial services company. The Company is a direct, wholly-owned subsidiary of AXA Equitable Financial Services, LLC ("AEFS"). AEFS is a direct, wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a direct wholly-owned subsidiary of AXA Equitable Holdings, Inc. ("Holdings"). Holdings is an indirect wholly-owned subsidiary of AXA S.A. ("AXA"), a French holding company for the AXA Group, a worldwide leader in life, property and casualty and health insurance and asset management.

   In the fourth quarter of 2017, the Company completed the reorganization of its segment results into an expanded segment structure to enhance transparency and accountability. The Company believe that the additional segments will enhance the transparency of our financial results. The Company has modified the presentation of its business segment results to reflect its new operating structure and prior periods' presentation has been revised to conform to the new structure.

   On May 10, 2017, AXA announced its intention to pursue the sale of a minority stake in our indirect parent, Holdings, through a proposed initial public offering (the "Holdings IPO") in the first half of 2018. On
   November 13, 2017, Holdings filed a Form S-1 registration statement with the Securities and Exchange Commission (the "SEC"). The completion of the proposed Holdings IPO will depend on, among other things, the SEC filing and review process and customary regulatory approvals, as well as market conditions. There can be no assurance that the proposed Holdings IPO will occur on the anticipated timeline or at all.

   The Company now conducts operations in four segments: Individual Retirement, Group Retirement, Investment Management and Research, and Protection Solutions. The Company's management evaluates the performance of each of these segments independently.

      . The Individual Retirement segment offers a diverse suite of variable annuity products which are primarily sold to affluent and high net worth individuals saving for retirement or seeking retirement income.

      . The Group Retirement segment offers tax-deferred investment and retirement plans sponsored by educational entities, municipalities and not-for-profit entities as well as small and medium-sized businesses.

      . The Investment Management and Research segment provides diversified investment management, research and related solutions globally to a broad range of clients through three main client channels -- Institutional, Retail and Private Wealth Management -- and distributes its institutional research products and solutions through Bernstein Research Services. The Investment Management and Research segment reflects the business of AllianceBernstein Holding L.P. ("AB Holding"), AllianceBernstein L.P. ("ABLP") and their subsidiaries (collectively, "AB").

      . The Protection Solutions segment includes the Company's life insurance and group employee benefits businesses. The life insurance business offers a variety of variable universal life, indexed universal life and term life products to help affluent and high net worth individuals, as well as small and medium-sized business owners, with their wealth protection, wealth transfer and corporate needs. Our group employee benefits business offers a suite of life, short- and long-term disability, dental and vision insurance products to small and medium-size businesses across the United States.

   Corporate and Other includes certain of the Company's financing and investment expenses. It also includes: the closed block of life insurance (the "Closed Block"), run-off group pension business, run-off health business, certain strategic investments and certain unallocated items, including capital and related investments, interest expense and corporate expense. AB's results of operations are reflected in the Investment Management and Research segment. Accordingly, Corporate and Other does not include any items applicable to AB.

   At December 31, 2017 and 2016, the Company's economic interest in AB was 29.0% and 29.0%, respectively. At December 31, 2017 and 2016, respectively, AXA and its subsidiaries' economic interest in AB (including AXA Financial Group) was approximately 64.7% and 63.7%. AXA Equitable is the parent of AllianceBernstein Corporation, the general partner ("General Partner") of both AB Holding and ABLP; as a result it consolidates AB in the Company's consolidated financial statements.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements present the consolidated results of operations, financial condition, and cash flows of the Company and its subsidiaries and those investment companies, partnerships and joint ventures in which the Company has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   We believe that the consolidated financial statements include all adjustments necessary for a fair presentation of the results of operations of the Company. All significant intercompany transactions and balances have been eliminated in consolidation. The years "2017", "2016" and "2015" refer to the years ended December 31, 2017, 2016 and 2015, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Adoption of New Accounting Pronouncements

   In January 2017, the Financial Accounting Standards Board ("FASB") issued new guidance that amends the definition of a business to provide a more robust framework for determining when a set of assets and activities is a business. The definition primarily adds clarity for evaluating whether certain transactions should be accounted for as acquisitions/dispositions of assets or businesses, the latter subject to guidance on business combinations, but also may interact with other areas of accounting where the defined term is used, such as in the application of guidance on consolidation and goodwill impairment. The new guidance is effective for fiscal years ending December 31, 2018. The Company elected to early adopt the new guidance for the year ending December 31, 2016. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In January 2017, the FASB issued updated guidance to simplify the accounting for goodwill impairment on a prospective basis in years beginning after December 15, 2019, with early adoption permitted for impairment testing performed after January 1, 2017. The revised guidance removes Step 2 from the goodwill impairment testing model that currently requires a hypothetical purchase price allocation to assess goodwill recoverability when Step 1 testing demonstrates a reporting unit's carrying value exceeds its fair value. Existing guidance that limits the measure of goodwill impairment to the carrying amount of the reporting unit's goodwill remains unchanged by elimination of the requirement to perform Step 2 testing. The Company elected to early adopt the guidance effective January 1, 2017 for its first quarter 2017 interim goodwill recoverability assessments. Adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

   In October 2016, the FASB issued updated guidance on consolidation of interests held through related parties that are under common control, which alters how a decision maker needs to consider indirect interests in a VIE held through an entity under common control. The new guidance amends the recently adopted consolidation guidance analysis. Under the new guidance, if a decision maker is required to evaluate whether it is the primary beneficiary of a VIE, it will need to consider only its proportionate indirect interest in the VIE held through a common control party. The Company adopted the revised guidance effective January 1, 2017. Adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

   In March 2016, the FASB issued new guidance simplifying the transition to the equity method of accounting. The amendment eliminates the requirement for an investor to retroactively adjust the basis of a previously held interest in an investment that subsequently qualifies for use of the equity method. Additionally, the amendment requires any unrealized holding gain or loss recognized in accumulated other comprehensive income (loss) ("AOCI ") to be realized in earnings at the date an available-for-sale ("AFS") security qualifies for use of the equity method. The Company adopted the revised guidance effective January 1, 2017. Adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

   In March 2016, the FASB issued new guidance on improvements to employee share-based payment accounting. The amendment includes provisions intended to simplify various aspects related to how share-based payments are accounted for and presented in the financial statements including: income tax effects of share-based payments, minimum statutory tax withholding requirements and forfeitures. The Company adopted the revised guidance effective January 1, 2017. Adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

   In February 2015, the FASB issued a new consolidation standard that makes targeted amendments to the VIE assessment, including guidance specific to the analysis of fee arrangements and related party relationships, modifies the guidance for the evaluation of limited partnerships and similar entities for consolidation to eliminate the presumption of general partner control, and ends the deferral that had been granted to certain investment companies for applying previous VIE guidance. The Company adopted this guidance beginning January 1, 2016 using a modified retrospective approach, thereby not requiring a restatement of prior year periods. At initial adoption, the Company's reevaluation of all legal entities under the new standard resulted in identification of additional VIEs and consolidation of certain investment products of the Investment Management and Research segment that were not consolidated in accordance with previous guidance. The analysis performed under this guidance requires the exercise of judgment and is updated continuously as circumstances change or new entities are formed.

   In August 2014, the FASB issued new guidance which requires management to evaluate whether there is "substantial doubt" about the reporting entity's ability to continue as a going concern and provide related footnote disclosures about those uncertainties, if they exist. The new guidance is effective for annual periods ending after December 15, 2016 and interim periods thereafter. The Company implemented this guidance in its reporting on the year ended December 31, 2016. The effect of implementing this guidance was not material to the Company's consolidated financial statements.

   Future Adoption of New Accounting Pronouncements

   In February 2018, the FASB issued new guidance that will permit, but not require, entities to reclassify to retained earnings tax effects "stranded" in AOCI resulting from the change in federal tax rate enacted by the Tax Cuts and Jobs Act (the "Act") on December 22, 2017. An entity that elects this option must reclassify these stranded tax effects for all items in AOCI, including, but not limited to, AFS securities and employee benefits. Tax effects stranded in AOCI for other reasons, such as prior changes in tax law, may not be reclassified. While the new guidance provides entities the option to reclassify these amounts, new disclosures are required regardless of whether entities elect to do so. The new guidance is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption is permitted for periods for which financial statements have not yet been issued or made available for issuance, including in the period the Act was signed into law (i.e., the reporting period including December 22, 2017). Election can be made either to apply the new guidance retrospectively to each period in which the effect of the Act is recognized or in the period of adoption. Management currently is evaluating the options provided for adopting this guidance and the potential impacts on the Company's consolidated financial statements.

   In August 2017, the FASB issued new guidance on accounting for hedging activities, intended to more closely align the financial statement reporting of hedging relationships to the economic results of an entity's risk management activities. In addition, the new guidance makes certain targeted modifications to simplify the application of current hedge accounting guidance. The new guidance is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years, with early application permitted. The effect of adoption should be reflected as of the beginning of the fiscal year of adoption (that is, the initial application date). All transition requirements and elections should be applied to derivatives positions and hedging relationships existing on the date of adoption. Management currently is evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In May 2017, the FASB issued guidance on share-based payments. The amendment provides clarity intended to reduce diversity in practice and the cost and complexity of accounting for changes to the terms or conditions of share-based payment awards. The new guidance is effective for interim and annual periods beginning after December 15, 2017, requires prospective application to awards modified on or after the date of adoption, and permits early adoption. This amendment did not have a material impact on the Company's consolidated financial statements.

   In March 2017, the FASB issued guidance that requires certain premiums on callable debt securities to be amortized to the earliest call date and is intended to better align interest income recognition with the manner in which market participants price these instruments. The new guidance is effective for interim and annual periods beginning after December 15, 2018 with early adoption permitted and is to be applied on a modified retrospective basis. Management currently is evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In March 2017, the FASB issued new guidance on the presentation of net periodic pension and post-retirement benefit costs that requires disaggregation of the service cost component from the other components of net benefit costs on the income statement. The service cost component will be presented with other employee compensation costs in "income from operations," and the remaining components will be reported separately outside of income from operations. While this standard does not change the rules for how benefits costs are measured, it limits the amount eligible for capitalization to the service cost component and, therefore, may require insurers and other entities that establish deferred assets related to the acquisition of new contracts to align its capitalization policies/practices with that limitation. The new guidance is effective for interim and annual periods beginning after December 15, 2017 with early adoption permitted and is to be applied retrospectively for changes in the income statement presentation of net benefit cost and prospectively for changes in capitalization eligibility. The guidance permits the use of amounts previously disclosed for the various components of net benefits cost as the basis for the retrospective change in the income statement presentation, and use of that approach must be disclosed as a "practical expedient" to determining how much of the various components of net benefits costs actually was reflected in historical income statements a result of capitalization and subsequent amortization. For purpose of segment reporting, net periodic benefits costs should continue to be presented based on how management reports those costs internally for evaluation, regardless of these new requirements. The Company expects to utilize the practical expedient for adopting the retrospective change in its income statement presentation of net benefits costs. Based on the assessments performed to-date, adoption of this new guidance in first quarter 2018 is not expected to have a material impact on the Company's consolidated financial statements.

   In August 2016, the FASB issued new guidance to simplify elements of cash flow classification. The new guidance is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The new guidance is effective for interim and annual periods beginning after December 15, 2017 and should be applied using a retrospective transition method. Adoption of this new guidance in first quarter 2018 is not expected to have a material impact on the Company's financial condition or results of operations.

   In June 2016, the FASB issued new guidance related to the accounting for credit losses on financial instruments. The new guidance introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The new guidance is effective for interim and annual periods beginning after December 15, 2019 with early adoption permitted for annual periods beginning after December 15, 2018. Management currently is evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In February 2016, the FASB issued revised guidance to lease accounting that will require lessees to recognize on the balance sheet a "right-of-use" asset and a lease liability for virtually all lease arrangements, including those embedded in other contracts. The new lease accounting model will continue to distinguish between capital and operating leases. The current straight-line pattern for the recognition of rent expense on an operating lease is expected to remain substantially unchanged by the new guidance but instead will be comprised of amortization of the right-of-use asset and interest cost on the related lease obligation, thereby resulting in an income statement presentation similar to a financing arrangement or capital lease. Lessor accounting will remain substantially unchanged from the current model but has been updated to align with certain changes made to the lessee model. The new guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018, with early adoption permitted. The transition provisions require application on a modified retrospective approach at the beginning of the earliest comparative period presented in the financial statements (that is, January 1, 2017). Extensive quantitative and qualitative disclosures, including significant judgments made by management, will be required to provide greater insight into the extent of revenue and expense recognized and expected to be recognized from existing lease contracts and arrangements. Management currently is evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In January 2016, the FASB issued new guidance related to the recognition and measurement of financial assets and financial liabilities. The new guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale ("AFS") debt securities. The new guidance will require equity investments in unconsolidated entities, except those accounted for under the equity method, to be measured at fair value through earnings, thereby eliminating the AFS classification for equity securities with readily determinable fair values for which changes in fair value currently are reported in AOCI. Adoption of this new guidance is required in interim and annual periods beginning after December 15, 2017 and is to be applied on a modified retrospective basis. At December 31, 2017, the Company's equity investments include approximately $157 million common stock securities designated as AFS for which a cumulative effect adjustment to opening retained earnings will be made at January 1, 2018 to reclassify from AOCI the related net unrealized investment gains/(losses), net of income tax. The Company's investment assets held in the form of equity interests in unconsolidated entities, such as limited partnerships and limited liability companies, including hedge funds, private equity funds, and real estate-related funds, generally are accounted for under the equity method and will not be impacted by this new guidance. The Company does not currently report any of its financial liabilities under the fair value option. Adoption of this new guidance in first quarter 2018 is not expected to have a material impact on the Company's financial condition or results of operations.

   In May 2014, the FASB issued new guidance that revises the recognition criteria for revenue arising from contracts with customers to provide goods or services, except when those revenue streams are from insurance contracts, leases, rights and obligations that are in the scope of certain financial instruments (i.e., derivative contracts) and guarantees other than product or service warranties. The new standard's core principle is that revenue should be recognized when "control" of promised goods or services is transferred to customers and in an amount that reflects the consideration to which it expects to be entitled in exchange. Applying the new revenue recognition criteria generally will require more judgments and estimates than under current guidance in order to identify contractual performance obligations to customers, assess the roles of intermediaries in fulfilling those obligations, determine the amount of variable consideration to include in the transaction price, and allocate the transaction price to distinct performance obligations in bundled contracts. The new guidance is effective for interim and annual periods beginning after December 15, 2017, with early adoption permitted. Transition to the new standard requires a retrospective approach but application is permitted either on a full or modified basis, the latter by recognition of a cumulative-effect adjustment to opening equity in the period of initial adoption. On January 1, 2018, the Company will adopt the new revenue recognition guidance on a modified retrospective basis and provide in its first quarter 2018 reporting the additional disclosures required by the new standard. Revenues within the scope of this standard and subject to the Company's analysis largely emerge from its investment in AllianceBernstein, as reported in the Company's Investment Management and Research segment, but also result from the Company's direct wholly-owned subsidiary, FMG as well as broker-dealer operations. Based on the assessments performed to-date, the Company does not expect any changes in the amounts or timing of revenue recognition, including base investment management and advisory fees, distribution revenues, shareholder servicing revenues, and broker-dealer revenues. However, performance-based fees, that currently are recognized at the end of the applicable measurement period when no risk of reversal remains, and carried-interest distributions received (considered performance-based fees), that currently are recorded as deferred revenues until no risk of reversal remains, in certain instances may be recognized earlier under the new standard if it is probable that significant reversal will not occur. As a result, the Company currently expects its initial adoption of the new revenue recognition standard at January 1, 2018 will result in a pre-tax cumulative effect adjustment to increase opening equity by approximately
   $35 million, representing carried-interest distributions previously received, net of revenue sharing payments to investment team members, with respect to which it is probable that significant reversal will not occur. The Company's future financial statements will include additional disclosures as required by the new revenue recognition guidance.

   Closed Block

   As a result of demutualization, the Company's Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and income of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of the Company's general account (the "General Account"), any of its separate accounts (the "Separate Accounts") or any affiliate of the Company without the approval of the New York State Department of Financial Services (the "NYDFS"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax income from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's income.

   If the actual cumulative income from the Closed Block are greater than the expected cumulative income, only the expected income will be recognized in net income. Actual cumulative income in excess of expected cumulative income at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block income in a subsequent period are less than the expected income for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative income of the Closed Block are less than the expected cumulative income, only actual income would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of deferred policy acquisition costs ("DAC"), are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in other comprehensive income ("OCI"). The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in income (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security at the date of acquisition. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Real estate held for the production of income is stated at depreciated cost less valuation allowances.

   Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

   Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

   Partnerships, investment companies and joint venture interests that the Company has control of and has an economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity method of accounting and are reported in other equity investments. The Company records its interests in certain of these partnerships on a month or one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with realized and unrealized gains (losses) reported in net investment income (loss) in the statements of Net income (loss).

   Corporate owned life insurance ("COLI") has been purchased by the Company and certain subsidiaries on the lives of certain key employees and the Company and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2017 and 2016, the carrying value of COLI was $911 million and $892 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets. The Company classifies as short-term securities purchased with a maturity of twelve months or less.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   Cash and securities segregated primarily includes U.S. Treasury Bills segregated by AB in a special reserve bank custody account for the exclusive benefit of its brokerage customers under Rule 15c3-3 of the Exchange Act.

   All securities owned, including U.S. government and agency securities, mortgage-backed securities, futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options and may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within "Other invested assets" or as liabilities within "Other liabilities." The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related Credit Support Annex ("CSA") have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company's freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in "Net derivative gains (losses)" without considering changes in the fair value of the economically associated assets or liabilities.

   The Company is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of income (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

   Securities Repurchase and Reverse Repurchase Agreements

   Securities repurchase and reverse repurchase transactions involve the temporary exchange of securities for cash or other collateral of equivalent value, with agreement to redeliver a like quantity of the same or similar securities at a future date prior to maturity at a fixed and determinable price. Transfers of securities under these agreements to repurchase or resell are evaluated by the Company to determine whether they satisfy the criteria for accounting treatment as secured borrowing or lending arrangements. Agreements not meeting the criteria would require recognition of the transferred securities as sales or purchases with related forward repurchase or resale commitments. All of the Company's securities repurchase transactions are accounted for as collateralized borrowings with the related obligations distinctly captioned in the consolidated balance sheets. Earnings from investing activities related to the cash received under the Company's securities repurchase arrangements are reported in the consolidated statements of income (loss) as "Net investment income" and the associated borrowing cost is reported as "Interest expense." The Company has not actively engaged in securities reverse repurchase transactions.

   Commercial and Agricultural Mortgage Loans on Real Estate:

   Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

      . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during the lenders annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans also are individually evaluated quarterly by the Company's IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problem mortgages but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans, a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan-specific portion of the loss allowance is based on the Company's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan has been restructured to where the collection of interest is considered likely. At December 31, 2017 and 2016, the carrying values of commercial mortgage loans that had been classified as nonaccrual mortgage loans were $19 million and $34 million, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring ("TDR"), the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the mortgage loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, amounts attributable to certain pension operations, Closed Block's policyholders dividend obligation, insurance liability loss recognition, DAC related to UL policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades.

   Recognition of Insurance Income and Related Expenses

   Deposits related to universal life ("UL") and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to income.

   AMORTIZATION POLICY. In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

   DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience and changes in the reserve of products that have indexed features such as SCS IUL and MSO, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC are amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in income (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future separate account performance. Management sets estimated future gross profit or assessment assumptions related to separate account performance using a long-term view of expected average market returns by applying a reversion to the mean ("RTM") approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Based upon management's current expectations of interest rates and future fund growth, the Company updated its RTM assumption from 9.0% to 7.0%. The average gross long-term return measurement start date was also updated to December 31, 2014. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At
   December 31, 2017, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.7% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.7% net of product weighted average Separate Account fees) and 0.0% (-2.3% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is five years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than five years in order to reach the average gross long-term return estimate, the application of the five year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than five years would result in a required deceleration of DAC amortization.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2017, the average rate of assumed investment yields, excluding policy loans, for the Company was 4.7% grading to 4.3% over 7 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in net income in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative income over expected cumulative income as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in net income (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies are subject to recoverability testing as part of the Company's premium deficiency testing. If a premium deficiency exists, DAC are reduced by the amount of the deficiency or to zero through a charge to current period net income (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in net income
   (loss) in the period such deficiency occurs.

   For some products, policyholders can elect to modify product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. These transactions are known as internal replacements. If such modification substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Policyholder Bonus Interest Credits

   Policyholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these policyholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets in the consolidated balance sheets and amortization is included in Interest credited to policyholders' account balances in the consolidated statements of income (loss).

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium, investment performance and interest credited, net of surrenders, withdrawals, benefits and charges.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated policyholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 5.0% to 6.3% (weighted average of 5.1%) for approximately 99.1% of life insurance liabilities and from 1.6% to 5.5% (weighted average of 4.2%) for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to income.

   Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York ("FHLBNY"), the Company has access to collateralized borrowings. The Company may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require the Company to pledge qualified mortgage-backed assets and/or government securities as collateral.

   For reinsurance contracts other than those accounted for as derivatives, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefits ("GMDB") and/or contain guaranteed minimum living benefit ("GMLB," and together with GMDB, the "GMxB features") which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit ("GMIB") base. The Company previously issued certain variable annuity products with and guaranteed income benefit ("GIB") features, guaranteed withdrawal benefit for life ("GWBL"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") features. The Company has also assumed reinsurance for products with GMxB features.

   Reserves for products that have GMIB features, but do not have no-lapse guarantee features, and products with GMDB features are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding separate account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a RTM approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   Products that have a GMIB feature with a no-lapse guarantee rider ("NLG"), GIB, GWBL, GMWB and GMAB features and the assumed products with GMIB features (collectively "GMxB derivative features") are considered either freestanding or embedded derivatives and discussed below under ("Embedded and Freestanding Insurance Derivatives").

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (I.E., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to income. Premium deficiency reserves have been recorded for the group single premium annuity business, certain interest-sensitive life contracts, structured settlements, individual disability income and major medical. Additionally, in certain instances the policyholder liability for a particular line of business may not be deficient in the aggregate to trigger loss recognition, but the pattern of income may be such that profits are expected to be recognized in earlier years followed by losses in later years. In these situations, accounting standards require that an additional profits followed by loss liability be recognized by an amount necessary to sufficiently offset the losses that would be recognized in later years. A profits followed by loss liability is included in "Future policy benefits" and is predominately associated with certain interest-sensitive life contracts.

   Embedded and Freestanding Insurance Derivatives

   Reserves for products considered either embedded or freestanding derivatives are measured at estimated fair value separately from the host variable annuity product, with changes in estimated fair value reported in Net derivative gains (losses). The estimated fair values of these derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees attributable to the guarantee. The projections of future benefits and future fees require capital markets and actuarial assumptions, including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk-free rates.

   Additionally the Company cedes and assumes reinsurance for products with GMxB features, which are considered an embedded when part of a reinsurance contract covers risks not treated as derivative or a freestanding derivative otherwise. The GMxB reinsurance contract asset and liabilities' fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios.

   Changes in the fair value of embedded and freestanding derivatives are reported on the consolidated statements of income (loss) in Net derivative gains (losses). Reserves for embedded derivatives liabilities and assumed reinsurance contracts are reported in Future policyholders' benefits and other policyholders' liabilities and the GMIB reinsurance contract asset, at fair value is reported in a stand-alone line in the consolidated balance sheets.

   Embedded and freestanding insurance derivatives fair values are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits is attributed to the embedded derivative. The percentage of fees included in the fair value measurement is locked-in at inception. Fees above those amounts represent "excess" fees and are reported in Policy charges and fee income.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Company. Separate Account assets are subject to General Account claims only to the extent Separate Account assets exceed separate accounts liabilities. Assets and liabilities of the Separate Account represent the net deposits and accumulated net investment income (loss) less fees, held primarily for the benefit of policyholders, and for which the Company does not bear the investment risk. Separate Account assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to policyholders of such Separate Account are offset within the same line in the consolidated statements of income
   (loss). For 2017, 2016 and 2015, investment results of such Separate Accounts were gains (losses) of $16,735 million, $8,222 million and $(1,148) million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Account assets and liabilities and are not reported in revenues or expenses. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Management and Service Fees and Related Expenses

   INVESTMENT MANAGEMENT AND RESEARCH

   Investment management and service fees principally include the Investment Management and Research segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") and Sanford
   C. Bernstein Limited ("SCBL") for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AB sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Since January 31, 2009, AB sponsored U.S. mutual funds have not offered back-end load shares to new investors. Likewise, as of December 31, 2016, AB sponsored Non-U.S. Funds are no longer offering back-end load shares, except in isolated instances.

   Management periodically reviews the deferred sales commission asset for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If these factors indicate impairment in value, a comparison is made of the carrying value to the undiscounted cash flows expected to be generated by the asset over its remaining life. If it is determined the deferred sales commission asset is not fully recoverable, the asset will be deemed impaired and a loss will be recorded in the amount by which the recorded amount of the asset exceeds its estimated fair value.

   RETIREMENT AND PROTECTION

   Investment management and service fees also includes fees earned by AXA Equitable Funds Management Group, LLC ("AXA Equitable FMG") from providing investment management and administrative services to AXA Premier VIP Trust ("VIP Trust"), EQ Advisors Trust ("EQAT") and 1290 Funds as well as two private investment trusts established in the Cayman Islands, AXA Allocation Funds Trusts and AXA Offshore Multimanager Funds Trust (collectively, the "Other AXA Trusts"). AXA Equitable FMG's administrative services include, among others, fund accounting and compliance services.

   AXA Equitable FMG has entered into sub-advisory agreements with affiliated and unaffiliated registered investment advisers to provide sub-advisory services to AXA Equitable FMG with respect to certain portfolios of EQAT and the Other AXA Trusts. It has also entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. to provide certain sub-administration services to AXA Equitable FMG as instructed by AXA Equitable FMG.

   AXA Equitable FMG's fees related to its services are calculated as a percentage of assets under management and are recorded in Investment management and service fees in the consolidated statements of income (loss) as the related services are performed. Sub-advisory and sub-administrative expenses associated with the services are calculated and recorded as the related services are performed in Other operating costs and expenses in the consolidated statements of income (loss).

   Goodwill and Other Intangible Assets

   Goodwill reported by the Company represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies and relates principally to the acquisition of SCB Inc., an investment research and management company formerly known as Sanford C. Bernstein Inc. ("Bernstein Acquisition") and purchases of units of the limited partnership interest in ABLP ("AB Units"). In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred. Effective January 1, 2017, the Company early-adopted new guidance that eliminated Step 2 testing from the goodwill impairment model and continued to limit the measurement of any goodwill impairment to the carrying value of the reporting unit's goodwill.

   The Company's intangible assets primarily relate to the Bernstein Acquisition and purchases of AB Units and reflect amounts assigned to acquired investment management contracts based on their estimated fair values at the time of acquisition, less accumulated amortization. These intangible assets generally are amortized on a straight-line basis over their estimated useful life, ranging from six to twenty years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, impairment tests are performed to measure the amount of the impairment loss, if any.

   Internal-use Software

   Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. Capitalized amounts are periodically tested for impairment in accordance with the guidance on impairment of long-lived assets. An immediate charge to earnings is recognized if capitalized software costs no longer are deemed to be recoverable. In addition, service potential is periodically reassessed to determine whether facts and circumstances have compressed the software's useful life such that acceleration of amortization over a shorter period than initially determined would be required.

   Income Taxes

   The Company and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. The Company provides for Federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

   Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

   As required under accounting for income taxes, the Company determined reasonable estimates for certain effects of the Tax Cuts and Jobs Act enacted on December 22, 2017 and recorded those estimates as provisional amounts in the 2017 consolidated financial statements. In accordance with SEC Staff Accounting Bulletin No. 118 ("SAB 118"), the Company may make additional adjustments during 2018 (the measurement period) to the income tax balance sheet and income statement accounts as the U.S. Department of the Treasury issues further guidance and interpretations.

   Accounting and Consolidation of VIEs

   For all new investment products and entities developed by the Company (other than Collateralized Debt Obligations ("CDOs")), the Company first determines whether the entity is a VIE, which involves determining an entity's variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, the Company then identifies the primary beneficiary of the VIE. If the Company is deemed to be the primary beneficiary of the VIE, then the Company consolidates the entity.

   The Company provides seed capital to its investment teams to develop new products and services for their clients. The Company's original seed investment typically represents all or a majority of the equity investment in the new product and is temporary in nature. The Company evaluates its seed investments on a quarterly basis to determine whether consolidation is required.

   Management of the Company reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that the Company is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   A VIE must be consolidated by its primary beneficiary, which generally is defined as the party that has a controlling financial interest in the VIE. The Company is deemed to have a controlling financial interest in a VIE if it has (i) the power to direct the activities of the VIE that most significantly affect the VIE's economic performance, and (ii) the obligation to absorb losses of the VIE or the right to receive income from the VIE that potentially could be significant to the VIE. For purposes of evaluating
   (ii) above, fees paid to the Company as a decision maker or service provider are excluded if the fees are compensation for services provided commensurate with the level of effort required to be performed and the arrangement includes only customary terms, conditions or amounts present in arrangements for similar services negotiated at arm's length.

   If the Company has a variable interest in an entity that is determined not to be a VIE, the entity then is evaluated for consolidation under the voting interest entity ("VOE") model. For limited partnerships and similar entities, the Company is deemed to have a controlling financial interest in a VOE, and would be required to consolidate the entity, if the Company owns a majority of the entity's kick-out rights through voting limited partnership interests and other limited partners do not hold substantive participating rights (or other rights that would indicate that the Company does not control the entity). For entities other than limited partnerships, the Company is deemed to have a controlling financial interest in a VOE if it owns a majority voting interest in the entity.

   The analysis performed to identify variable interests held, determine whether entities are VIEs or VOEs, and evaluate whether the Company has a controlling financial interest in such entities requires the exercise of judgment and is updated on a continuous basis as circumstances change or new entities are developed. The primary beneficiary evaluation generally is performed qualitatively based on all facts and circumstances, including consideration of economic interests in the VIE held directly and indirectly through related parties and entities under common control, as well as quantitatively, as appropriate.

   At December 31, 2017, the Company held approximately $1,123 million of investment assets in the form of equity interests issued by non-corporate legal entities determined under the new guidance to be VIEs, such as limited partnerships and limited liability companies, including hedge funds, private equity funds, and real estate-related funds. As an equity investor, the Company is considered to have a variable interest in each of these VIEs as a result of its participation in the risks and/or rewards these funds were designed to create by their defined portfolio objectives and strategies. Primarily through qualitative assessment, including consideration of related party interests or other financial arrangements, if any, the Company was not identified as primary beneficiary of any of these VIEs, largely due to its inability to direct the activities that most significantly impact their economic performance. Consequently, the Company continues to reflect these equity interests in the consolidated balance sheet as Other equity investments and to apply the equity method of accounting for these positions. The net assets of these nonconsolidated VIEs are approximately $160,178 million. The Company's maximum exposure to loss from its direct involvement with these VIEs is the carrying value of its investment of $1,123 million and approximately $693 million of unfunded commitments at December 31, 2017. The Company has no further economic interest in these VIEs in the form of guarantees, derivatives, credit enhancements or similar instruments and obligations.

   At December 31, 2017, the Company consolidated three real estate joint ventures for which it was identified as primary beneficiary under the VIE model. Two of the joint ventures are owned 95% by the Company and 5% by the venture partner. The third consolidated entity is jointly owned by AXA Equitable and AXA France and holds an investment in a real estate venture. Included in the Company's consolidated balance sheets at December 31, 2017 and 2016, respectively, are total assets of $393 million and $36 million related to these VIEs, primarily resulting from the consolidated presentation of $372 million and $36 million of real estate held for production of income. Also resulting from the Company's consolidated presentation of these VIEs are total liabilities of $229 million and $11 million at December 31, 2017 and 2016, respectively, including long term debt in the amount of $203 million and $0 million. In addition, real estate held for production of income reflects $18 million and $20 million as related to two non-consolidated joint ventures at December 31, 2017 and 2016, respectively.

   Included in the Company's consolidated balance sheet at December 31, 2017 are assets of $1,550 million, liabilities of $696 million and redeemable non-controlling interest of $596 million associated with the consolidation of AB-sponsored investment funds under the VIE model. Also included in the Company's consolidated balance sheets are assets of $58 million, liabilities of $2 million and redeemable non-controlling interest of $0 million from consolidation of AB-sponsored investment funds under the VOE model. The assets of these consolidated funds are presented within Other invested assets and cash and cash equivalents, and liabilities of these consolidated funds are presented with other liabilities on the face of the Company's consolidated balance sheet at December 31, 2017; ownership interests not held by the Company relating to consolidated VIEs and VOEs are presented either as redeemable or non-redeemable noncontrolling interest, as appropriate. The Company is not required to provide financial support to these company-sponsored investment funds, and only the assets of such funds are available to settle each fund's own liabilities.

   As of December 31, 2017, the net assets of investment products sponsored by AB that are nonconsolidated VIEs are approximately $53,600 million and the Company's maximum exposure to loss from its direct involvement with these VIEs is its investment of $7.9 million at December 31, 2017. The Company has no further commitments to or economic interest in these VIEs.

   Assumption Updates and Model Changes

   In 2017, the Company made several assumption updates and model changes, including the following: (1) updated the expectation of long-term Separate Accounts volatility used in estimating policyholders' benefits for variable annuities with GMDB and GMIB guarantees and variable universal life contracts with secondary guarantees; (2) updated the estimated duration used to calculate policyholders' benefits for variable annuities with GMDB and GMIB guarantees and the period over which DAC is amortized; (3) updated policyholder behavior assumptions based on emerging experience, including expectations of long-term lapse and partial withdrawal rates for variable annuities with GMxB features; (4) updated premium funding assumptions for certain universal life and variable universal life products with secondary guarantees; (5) completed its periodic review and updated its long term mortality assumption for universal, variable universal and traditional life products; (6) updated the assumption for long term General Account spread and yield assumptions in the DAC amortization and loss recognition testing calculations for universal life, variable universal life and deferred annuity business lines; (7) updated our maintenance expense assumption for universal life and variable universal life products; and (8) implemented other actuarial assumption updates and model changes, resulting in the full release of the reserve. The net impact of assumption changes in 2017 increased policyholders' benefits by $23 million, increased the amortization of DAC by $247 million, decreased policy charges and fee income by $88 million, increased the fair value of our GMIB reinsurance asset by $1.5 billion and decreased the fair value of the GMIB NLG liability by $447 million. This resulted in an increase in Income (loss) from operations, before income taxes of $1.7 billion and increased Net income by approximately $1.1 billion.

   In 2016, the Company made several assumption updates and model changes including the following (1) updated the premium funding assumption used in setting variable life policyholder benefit reserves; (2) made changes in the model used in calculating premium loads, which increased interest sensitive life policyholder benefit reserves; (3) updated its mortality assumption for certain variable interest-sensitive life ("VISL") as a result of favorable mortality experience for some of its older products and unfavorable mortality experience on some of its newer products and (4) updated the General Account spread and yield assumptions for certain VISL products to reflect lower expected investment yields. The net impact of assumption updates and model changes in 2016 decreased Policyholders' benefits by $135 million, increased the amortization of DAC by $193 million, increased policy charges and fee income by $35 million, decreased Income (loss) from operations, before income taxes by $23 million and decreased Net income by approximately $15 million.

   In 2015 the Company announced it would raise cost of insurance ("COI") rates for certain UL policies issued between 2004 and 2007, which have both issue ages 70 and above and a current face value amount of $1 million and above, effective in 2016. The Company raised the COI rates for these policies as management expects future mortality and investment experience to be less favorable than what was anticipated when the original schedule of COI rates was established. This COI rate increase was larger than the increase previously anticipated in management's reserve assumptions. As a result, management updated the assumption to reflect the actual COI rate increase, resulting in a $71 million and $46 million increase in Income (loss) from operations, before income taxes and Net income, respectively, in 2015.

   In 2015, expectations of long-term lapse and partial withdrawal rates for variable annuities with GMDB and GMIB guarantees were lowered based on emerging experience. This update increased expected future claim costs and the fair value of the GMIB reinsurance contract asset. Also in 2015, expectations of GMIB election rates were lowered for certain ages based on emerging experience. This decreased the expected future GMIB claim cost and the fair value of the GMIB reinsurance contract asset, while increasing the expected future GMDB claim cost. The impact of these assumption updates in 2015 were a net decrease in the fair value of the GMIB reinsurance contract asset of $746 million, and increase in the fair value of the GMIBNLG liability of $786 million, a decrease in the GMDB/GMIB reserves of $864 million and a decrease in the amortization of DAC of $32 million. In 2015, this assumption update decreased Income (loss) from operations, before income taxes and Net income by approximately $636 million and $413 million, respectively.

   In 2015, based upon management's then current expectations of interest rates and future fund growth, the Company updated its reversion to the mean ("RTM") assumption used to calculate GMDB/GMIB and VISL reserves and amortization DAC from 9.0% to 7.0%. The impact of this assumption update in 2015 was an increase in GMIB/GMDB reserves of $570 million, an increase in VISL reserves of $29 million and decrease in amortization of DAC of $73 million. In 2015, this assumption update decreased Income (loss) from operations, before income taxes and Net income by approximately $527 million and $342 million, respectively.

   In 2015, expectations of long-term lapse rates for certain Accumulator(R) products at certain durations and moneyness levels were lowered based on emerging experience. This update increased expected future claim costs and the fair value of the GMIB reinsurance contract asset. The impact of this assumption update in 2015 was an increase in the fair value of the GMIB reinsurance contract asset of $216 million, an increase in the fair value of the GMIBNLG liability of $101 million, an increase in the GMIB reserves of $53 million and a decrease in the amortization of DAC of $12 million. In 2015, this assumption update increased Income (loss) from operations, before income taxes and Net income by approximately $74 million and $48 million, respectively.

   In 2015, the Company launched a lump sum payment option to certain contract holders with GMIB and GWBL benefits at the time their AAV falls to zero. As a result, the Company updated its future reserve assumptions to incorporate the expectation that some policyholders will utilize this option. The impact of this assumption update in 2015 resulted in a decrease in the fair value of the GMIB reinsurance contract asset of $263 million, a decrease in the fair value of the GMIBNLG liability of $320 million and a decrease in the GMIB reserves of $47 million. In 2015, this assumption update increased Income (loss) from operations, before income taxes and Net income by approximately $103 million and $67 million, respectively.

   Restatement and Revision of Prior Period Financial Statements

   Management identified errors in its previously issued financial statements related primarily to the calculation of policyholders' benefit reserves and the calculation of DAC amortization for certain variable and interest sensitive life products. Based on quantitative and qualitative factors, management determined that the impact of the errors was material to the consolidated financial statements and financial statement schedules as of and for the year ended December 31, 2016, which therefore are restated herein and discussed below. The impact of these errors to the consolidated financial statements for the year ended December 31, 2015 was not considered to be material either individually or in the aggregate. In order to improve the consistency and comparability of the financial statements, management voluntarily revised the consolidated statements of income (loss), statements of comprehensive income (loss), statements of equity and statements of cash flows for the year ended December 31, 2015 to include the revisions discussed herein.

                                                            DECEMBER 31, 2016
                                              ----------------------------------------------
                                               AS PREVIOUSLY      IMPACT OF
                                                 REPORTED      ADJUSTMENTS/(1)/ AS RESTATED
                                              ---------------- ---------------  ------------
                                                              (IN MILLIONS)
ASSETS:
  Deferred policy acquisition costs.......... $          4,852 $           206  $      5,058
  Guaranteed minimum income benefit
   reinsurance asset, at fair value..........           10,316              (2)       10,314
                                                               ---------------
   Total assets..............................          204,352             204       204,556
                                                               ---------------
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................           28,939             (38)       28,901
  Current and deferred taxes.................            2,751              83         2,834
                                                               ---------------
   Total liabilities.........................          189,504              45       189,549
                                                               ---------------

                                                          DECEMBER 31, 2016
                                              ------------------------------------------
                                              AS PREVIOUSLY     IMPACT OF
                                                REPORTED     ADJUSTMENTS/(1)/ AS RESTATED
                                              -------------- ---------------  -----------
                                                            (IN MILLIONS)
EQUITY:
  Retained earnings.......................... $        6,005 $           145  $     6,150
  Accumulated other comprehensive income
   (loss)....................................              3              14           17
                                                             ---------------
  Total equity attributable to AXA Equitable.         11,349             159       11,508
                                                             ---------------
  Total equity...............................         14,445             159       14,604
                                                             ---------------
Total liabilities, redeemable controlling
  interest and equity........................ $      204,352 $           204  $   204,556
                                                             ===============

  /(1)/In the Form 8-K filed on December 21, 2017, the Company reported in
       Exhibit 99.1 to reflect a change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Form 8-K, the Company identified certain additional errors that were material to the previously disclosed financial information that impact the pre-change in accounting principle financial information that is being restated, and thus these figures differ from what was reported in the Form 8-K.

                                                    AS PREVIOUSLY         IMPACT OF         AS        AS
                                                      REPORTED        ADJUSTMENTS /(1)/  RESTATED   REVISED
                                                --------------------  ----------------  ---------  ---------
                                                     YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                    DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                --------------------  ----------------  --------------------
                                                   2016       2015      2016     2015      2016      2015
                                                ---------  ---------  -------  -------  ---------  ---------
                                                                        (IN MILLIONS)
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Premiums....................................       854        828       26       24        880        852
   Net derivative gains (losses)...............    (1,163)    (1,075)     (48)     (86)    (1,211)    (1,161)
                                                                      -------  -------
       Total revenues..........................     9,160      9,023      (22)     (62)     9,138      8,961
                                                                      -------  -------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits.....................     2,745      2,457       26       17      2,771      2,474
   Interest credited to policyholder's
     account balances..........................     1,079        973      (50)     (86)     1,029        887
   Amortization of deferred policy
     acquisition costs, net....................       287       (254)    (235)      11         52       (243)
                                                                      -------  -------
       Total benefits and other deductions.....     8,775      7,981     (259)     (58)     8,516      7,923
                                                                      -------  -------
  Income (loss) from operations, before
   income taxes................................       385      1,042      237       (4)       622      1,038
  Income tax (expense) benefit.................       168         23      (84)      (1)        84         22
                                                                      -------  -------
  Net income (loss)............................       553      1,065      153       (5)       706      1,060
                                                                      -------  -------
  Net income (loss) attributable to AXA
   Equitable................................... $      57  $     667  $   153  $    (5) $     210  $     662
                                                                      =======  =======
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
Net income (loss).............................. $     553  $   1,065  $   153  $    (5) $     706  $   1,060
Change in unrealized gains (losses), net of
  reclassification adjustment..................      (208)      (828)      14       (4)      (194)      (832)
                                                                      -------  -------
  Total other comprehensive income (loss),
   net of income taxes.........................      (229)      (857)      14       (4)      (215)      (861)
                                                                      -------  -------
Comprehensive income (loss)....................       324        208      167       (9)       491        199
                                                                      -------  -------
  Comprehensive income (loss) attributable
   to AXA Equitable............................ $    (155) $    (175) $   167  $    (9) $      12  $    (184)
                                                                      =======  =======

  /(1)/In the Form 8-K filed on December 21, 2017, the Company reported in
       Exhibit 99.1 to reflect a change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Form 8-K, the Company identified certain additional errors that were material to the previously disclosed financial information for the year ended
       December 31, 2016 that impact the pre-change in accounting principle financial information that is being restated and identified certain additional errors that were not material to the previously disclosed financial information for the year ended December 31, 2015, and thus these figures differ from what was reported in the Form 8-K.

                                                     AS PREVIOUSLY                                     AS         AS
                                                       REPORTED         IMPACT OF ADJUSTMENTS/(1)/  RESTATED    REVISED
                                                ----------------------  -------------------------  ---------   ---------
                                                YEAR ENDED DECEMBER 31,  YEAR ENDED DECEMBER 31,   YEAR ENDED DECEMBER 31,
                                                ----------------------- -------------------------  -----------------------
                                                    2016        2015        2016          2015        2016       2015
                                                -----------  ---------  ------------  -----------  ---------   ---------
                                                                             (IN MILLIONS)
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year......... $     6,998  $   7,243  $         (8) $        (3) $   6,990   $   7,240
  Net income (loss) attributable to AXA
   Equitable...................................          57        667           153           (5)       210         662
                                                                        ------------  -----------
  Retained earnings, end of period.............       6,005      6,998           145           (8)     6,150       6,990
                                                                        ------------  -----------
  Accumulated other comprehensive income
   (loss), beginning of year...................         215        285            --            4        215         289
  Other comprehensive income (loss)............        (212)      (842)           14           (4)      (198)       (846)
                                                                        ------------  -----------
  Accumulated other comprehensive income
   (loss), end of year.........................           3        215            14           --         17         215
                                                                        ------------  -----------
   Total AXA Equitable's equity, end of
     period....................................      11,349     12,536           159           (8)    11,508      12,528
                                                                        ------------  -----------
     TOTAL EQUITY, END OF PERIOD............... $    14,445  $  15,595  $        159  $        (8) $  14,604   $  15,587
                                                                        ============  ===========
STATEMENTS OF CASH FLOWS:
  CASH FLOW FROM OPERATING ACTIVITIES:
   Net income (loss)........................... $       553  $   1,065  $        153  $        (5) $     706   $   1,060
   Interest credited to policyholders'
     account balances..........................       1,079        973           (50)         (86)     1,029         887
   Net derivative (gains) loss.................       1,163      1,075            48           86      1,211       1,161
   Changes in:
   Deferred policy acquisition costs...........         287       (254)         (235)          11         52        (243)
   Current and deferred income taxes...........        (826)        49            84            1       (742)         50
   Other.......................................        (161)       (92)           --           (7)      (161)        (99)
                                                                        ------------  -----------
Net cash provided by (used in) operating
  activities................................... $      (461) $    (324) $         --  $        --  $    (461)  $    (324)
                                                                        ============  ===========

  /(1)/In the Form 8-K filed on December 21, 2017, the Company reported in
       Exhibit 99.1 to reflect a change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Form 8-K, the Company identified certain additional errors that were material to the previously disclosed financial information as of and for the year ended December 31, 2016 that impact the pre-change in accounting principle financial information that is being restated and identified certain additional errors that were not material to the previously disclosed financial information as of and for the year ended December 31, 2015, and thus these figures differ from what was reported in the Form 8-K.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                            GROSS        GROSS
                                               AMORTIZED  UNREALIZED  UNREALIZED                 OTTI
                                                 COST       GAINS       LOSSES     FAIR VALUE IN AOCI/(3)/
                                              ----------- ---------- ------------- ---------- -----------
                                                                     (IN MILLIONS)
DECEMBER 31, 2017
-----------------
Fixed Maturity Securities:
  Public corporate........................... $    13,645  $     725 $          25 $   14,345  $       --
  Private corporate..........................       6,951        217            31      7,137          --
  U.S. Treasury, government and agency.......      12,644        676           185     13,135          --
  States and political subdivisions..........         414         67            --        481          --
  Foreign governments........................         387         27             5        409          --
  Commercial mortgage-backed.................          --         --            --         --          --
   Residential mortgage-backed/(1)/..........         236         15            --        251          --
   Asset-backed/(2)/.........................          93          3            --         96           2
  Redeemable preferred stock.................         461         44             1        504          --
                                              -----------  --------- ------------- ----------  ----------
     Total Fixed Maturities..................      34,831      1,774           247     36,358           2
Equity securities............................         157         --            --        157          --
                                              -----------  --------- ------------- ----------  ----------
Total at December 31, 2017................... $    34,988  $   1,774 $         247 $   36,515  $        2
                                              ===========  ========= ============= ==========  ==========

December 31, 2016:
------------------
Fixed Maturity Securities:
  Public corporate........................... $    12,418  $     675 $          81 $   13,012  $       --
  Private corporate..........................       6,880        215            55      7,040          --
  U.S. Treasury, government and agency.......      10,739        221           624     10,336          --
  States and political subdivisions..........         432         63             2        493          --
  Foreign governments........................         375         29            14        390          --
  Commercial mortgage-backed.................         415         28            72        371           7
   Residential mortgage-backed/(1)/..........         294         20            --        314          --
   Asset-backed/(2)/.........................          51         10             1         60           3
  Redeemable preferred stock.................         519         45            10        554          --
                                              -----------  --------- ------------- ----------  ----------
     Total Fixed Maturities..................      32,123      1,306           859     32,570          10
Equity securities............................         113         --            --        113          --
                                              -----------  --------- ------------- ----------  ----------
Total at December 31, 2016................... $    32,236  $   1,306 $         859 $   32,683  $       10
                                              ===========  ========= ============= ==========  ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
  /(3)/Amounts represent OTTI losses in AOCI, which were not included in income
       (loss) in accordance with current accounting guidance.

   The contractual maturities of AFS fixed maturities at December 31, 2017 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2017

                                               AMORTIZED
                                                 COST      FAIR VALUE
                                              ------------ ----------
                                                   (in millions)
Due in one year or less...................... $      1,339 $    1,352
Due in years two through five................        7,773      8,035
Due in years six through ten.................        9,889     10,136
Due after ten years..........................       15,040     15,984
                                              ------------ ----------
   Subtotal..................................       34,041     35,507
Commercial mortgage-backed securities........           --         --
Residential mortgage-backed securities.......          236        251
Asset-backed securities......................           93         96
Redeemable preferred stocks..................          461        504
                                              ------------ ----------
Total........................................ $     34,831 $   36,358
                                              ============ ==========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2017, 2016 and 2015:

                                                      DECEMBER 31,
                                              ----------------------------
                                                 2017       2016     2015
                                              ----------  --------  ------
                                                      (IN MILLIONS)
Proceeds from sales.......................... $    7,232  $  4,324  $  979
                                              ==========  ========  ======
Gross gains on sales......................... $       98  $    111  $   33
                                              ==========  ========  ======
Gross losses on sales........................ $     (211) $    (58) $   (8)
                                              ==========  ========  ======
Total OTTI................................... $      (13) $    (65) $  (41)
Non-credit losses recognized in OCI..........         --        --      --
                                              ----------  --------  ------
Credit losses recognized in net income (loss) $      (13) $    (65) $  (41)
                                              ==========  ========  ======

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts:

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                               2017   2016
                                              -----  -----
                                              (IN MILLIONS)
Balances at January 1,....................... $(190) $(198)
Previously recognized impairments on
  securities that matured, paid, prepaid or
  sold.......................................   193     73
Recognized impairments on securities
  impaired to fair value this period/(1)/....    --    (17)
Impairments recognized this period on
  securities not previously impaired.........   (13)   (46)
Additional impairments this period on
  securities previously impaired.............    --     (2)
Increases due to passage of time on
  previously recorded credit losses..........    --     --
Accretion of previously recognized
  impairments due to increases in expected
  cash flows.................................    --     --
                                              -----  -----
Balances at December 31,..................... $ (10) $(190)
                                              =====  =====

  /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                 DECEMBER 31,
                                               ----------------
                                                 2017    2016
                                               -------- -------
                                                (IN MILLIONS)
AFS Securities:
  Fixed maturities:
   With OTTI loss............................. $      1 $    19
   All other..................................    1,526     428
  Equity securities...........................       --      --
                                               -------- -------
Net Unrealized Gains (Losses)................. $  1,527 $   447
                                               ======== =======

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net income (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                   AOCI GAIN
                                                                                                     (LOSS)
                                              NET UNREALIZED                         DEFERRED      RELATED TO
                                                   GAIN                               INCOME     NET UNREALIZED
                                               (LOSSES) ON           POLICYHOLDERS   TAX ASSET     INVESTMENT
                                               INVESTMENTS     DAC    LIABILITIES   (LIABILITY)  GAINS (LOSSES)
                                              --------------  -----  -------------  -----------  --------------
                                                                        (IN MILLIONS)
BALANCE, JANUARY 1, 2017                      $           19  $  (1)  $        (10)   $      (3)  $           5
Net investment gains (losses) arising during
  the period.................................            (18)    --             --           --             (18)
Reclassification adjustment for OTTI losses:
   Included in Net income (loss).............             --     --             --           --              --
   Excluded from Net income (loss)/(1)/......             --     --             --           --              --
Impact of net unrealized investment gains
  (losses) on:...............................
   DAC.......................................             --      2             --           --               2
   Deferred income taxes.....................             --     --             --           (2)             (2)
   Policyholders liabilities.................             --     --              9           --               9
                                              --------------  -----   ------------    ---------   -------------
BALANCE, DECEMBER 31, 2017................... $            1  $   1   $         (1)   $      (5)  $          (4)
                                              ==============  =====   ============    =========   =============

BALANCE, JANUARY 1, 2016..................... $           16  $  --   $         (4)   $      (5)  $           7
Net investment gains (losses) arising during
  the period.................................             (6)    --             --           --              (6)
Reclassification adjustment for OTTI losses:
   Included in Net income (loss).............              9     --             --           --               9
   Excluded from Net income (loss)/(1)/......             --     --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --     (1)            --           --              (1)
   Deferred income taxes.....................             --     --             --            2               2
   Policyholders liabilities.................             --     --             (6)          --              (6)
                                              --------------  -----   ------------    ---------   -------------
BALANCE, DECEMBER 31, 2016................... $           19  $  (1)  $        (10)   $      (3)  $           5
                                              ==============  =====   ============    =========   =============

  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in income (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                   NET                                           AOCI GAIN (LOSS)
                                               UNREALIZED                            DEFERRED       RELATED TO
                                                  GAINS                               INCOME      NET UNREALIZED
                                               (LOSSES) ON           POLICYHOLDERS   TAX ASSET      INVESTMENT
                                               INVESTMENTS     DAC    LIABILITIES   (LIABILITY)   GAINS (LOSSES)
                                              -------------  ------  -------------  -----------  ----------------
                                                                         (IN MILLIONS)
BALANCE, JANUARY 1, 2017..................... $         428  $  (70)  $       (188)  $      (60)  $           110
Net investment gains (losses) arising during
  the period.................................         1,085      --             --           --             1,085
Reclassification adjustment for OTTI losses:
Included in Net income (loss)................            13      --             --           --                13
Excluded from Net income (loss)/(1)/.........            --      --             --           --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --    (245)            --           --              (245)
   Deferred income taxes.....................            --      --             --         (240)             (240)
   Policyholders liabilities.................            --      --            (44)          --               (44)
                                              -------------  ------   ------------   ----------   ---------------
BALANCE, DECEMBER 31, 2017................... $       1,526  $ (315)  $       (232)  $     (300)  $           679
                                              =============  ======   ============   ==========   ===============

BALANCE, JANUARY 1, 2016..................... $         674  $  (93)  $       (221)  $     (126)  $           234
Net investment gains (losses) arising during
  the period.................................          (240)     --             --           --              (240)
Reclassification adjustment for OTTI losses:
   Included in Net income (loss).............            (6)     --             --           --                (6)
   Excluded from Net income (loss)/(1)/......            --      --             --           --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --      23             --           --                23
   Deferred income taxes.....................            --      --             --           66                66
   Policyholders liabilities.................            --      --             33           --                33
                                              -------------  ------   ------------   ----------   ---------------
BALANCE, DECEMBER 31, 2016................... $         428  $  (70)  $       (188)  $      (60)  $           110
                                              =============  ======   ============   ==========   ===============

  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in income (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 620 issues at December 31, 2017 and the 794 issues at December 31, 2016 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                               LESS THAN 12 MONTHS   12 MONTHS OR LONGER          TOTAL
                                              --------------------- --------------------- ---------------------
                                                           GROSS                 GROSS                 GROSS
                                                         UNREALIZED            UNREALIZED            UNREALIZED
                                              FAIR VALUE   LOSSES   FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                              ---------- ---------- ---------- ---------- ---------- ----------
                                                                        (IN MILLIONS)
DECEMBER 31, 2017:
------------------
Fixed Maturity Securities:
  Public corporate...........................  $   1,384  $       9 $      548 $       16 $    1,932  $      25
  Private corporate..........................        718          8        615         23      1,333         31
  U.S. Treasury, government and agency.......      2,150          6      3,005        179      5,155        185
  States and political subdivisions..........         20         --         --         --         20         --
  Foreign governments........................         11         --         73          5         84          5
  Commercial mortgage- backed................         --         --         --         --         --         --
  Residential mortgage- backed...............         18         --         --         --         18         --
  Asset-backed...............................          7         --          2         --          9         --
  Redeemable preferred stock.................          7         --         12          1         19          1
                                               ---------  --------- ---------- ---------- ----------  ---------

Total........................................  $   4,315  $      23 $    4,255 $      224 $    8,570  $     247
                                               =========  ========= ========== ========== ==========  =========
December 31, 2016:
------------------
Fixed Maturity Securities:
  Public corporate...........................  $   2,455  $      75 $      113 $        6 $    2,568  $      81
  Private corporate..........................      1,483         38        277         17      1,760         55
  U.S. Treasury, government and agency.......      5,356        624         --         --      5,356        624
  States and political subdivisions..........         --         --         18          2         18          2
  Foreign governments........................         73          3         49         11        122         14
  Commercial mortgage- backed................         66          5        171         67        237         72
  Residential mortgage- backed...............         47         --          4         --         51         --
  Asset-backed...............................          4         --          8          1         12          1
  Redeemable preferred stock.................        218          9         12          1        230         10
                                               ---------  --------- ---------- ---------- ----------  ---------

Total........................................  $   9,702  $     754 $      652 $      105 $   10,354  $     859
                                               =========  ========= ========== ========== ==========  =========

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of the Company, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.8% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2017 and 2016 were $182 million and $169 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2017 and 2016, respectively, approximately $1,309 million and $1,574 million, or 3.8% and 4.9%, of the $34,831 million and $32,123 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $5 million and $28 million at December 31, 2017 and 2016, respectively. At December 31, 2017 and 2016, respectively, the $224 million and $105 million of gross unrealized losses of twelve months or more were concentrated in U.S. Treasury, corporate and commercial mortgage-backed securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to income for OTTI for these securities was not warranted at either December 31, 2017 or 2016. As of December 31, 2017, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business.

   At December 31, 2017, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $3 million.

   At December 31, 2017 and 2016, respectively, the fair value of the Company's trading account securities was $12,628 million and $9,134 million. Also at December 31, 2017 and 2016, respectively, Trading account securities included the General Account's investment in Separate Accounts which had carrying values of $49 million and $63 million.

   MORTGAGE LOANS

   The payment terms of mortgage loans may from time to time be restructured or modified.

   Troubled Debt Restructuring

   The investment in troubled debt restructured mortgage loans, based on amortized cost, amounted to $0 million and $15 million at December 31, 2017 and 2016, respectively. Gross interest income on these loans included in net investment income (loss) totaled $0 million, $0 million and $1 million in 2017, 2016 and 2015, respectively.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2017, 2016 and 2015 are as follows:

                                              COMMERCIAL MORTGAGE LOANS
                                              -----------------------
                                              2017      2016      2015
                                              -----  ----------  -----
                                                   (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,................ $   8  $        6  $  37
   Charge-offs...............................    --          --    (32)
   Recoveries................................    --          (2)    (1)
   Provision.................................    --           4      2
                                              -----  ----------  -----
Ending Balance, December 31,................. $   8  $        8  $   6
                                              =====  ==========  =====
   Individually Evaluated for Impairment..... $   8  $        8  $   6
                                              =====  ==========  =====

   There were no allowances for credit losses for agricultural mortgage loans in 2017, 2016 and 2015.

   The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2017 and 2016, respectively. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2017

                                                       DEBT SERVICE COVERAGE RATIO/(1)/
                                              --------------------------------------------------
                                                                                          LESS    TOTAL
                                               GREATER  1.8X TO 1.5X TO 1.2X TO 1.0X TO   THAN   MORTGAGE
                                              THAN 2.0X  2.0X    1.8X    1.5X    1.2X     1.0X    LOANS
LOAN-TO-VALUE RATIO:/(2)/                     --------- ------- ------- ------- ------- -------- ---------
                                                                     (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/(1)/
0% - 50%.....................................  $    742  $   -- $   320 $    74  $   -- $     -- $   1,136
50% - 70%....................................     4,088     682   1,066     428     145       --     6,409
70% - 90%....................................       169     110     196     272      50       --       797
90% plus.....................................        --      --      27      --      --       --        27
                                               --------  ------ ------- -------  ------ -------- ---------

Total Commercial Mortgage Loans..............  $  4,999  $  792 $ 1,609 $   774  $  195 $     -- $   8,369
                                               ========  ====== ======= =======  ====== ======== =========
AGRICULTURAL MORTGAGE LOANS/(1)/
0% - 50%.....................................  $    272  $  149 $   275 $   515  $  316 $     30 $   1,557
50% - 70%....................................       111      46     227     359     221       49     1,013
70% - 90%....................................        --      --      --       4      --       --         4
90% plus.....................................        --      --      --      --      --       --        --
                                               --------  ------ ------- -------  ------ -------- ---------

Total Agricultural Mortgage Loans............  $    383  $  195 $   502 $   878  $  537 $     79 $   2,574
                                               ========  ====== ======= =======  ====== ======== =========
TOTAL MORTGAGE LOANS/(1)/
0% - 50%.....................................  $  1,014  $  149 $   595 $   589  $  316 $     30 $   2,693
50% - 70%....................................     4,199     728   1,293     787     366       49     7,422
70% - 90%....................................       169     110     196     276      50       --       801
90% plus.....................................        --      --      27      --      --       --        27
                                               --------  ------ ------- -------  ------ -------- ---------

Total Mortgage Loans.........................  $  5,382  $  987 $ 2,111 $ 1,652  $  732 $     79 $  10,943
                                               ========  ====== ======= =======  ====== ======== =========

  /(1)/The debt service coverage ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.
   /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

       Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
                               December 31, 2016

                                                      Debt Service Coverage Ratio/(1)/
                                              ------------------------------------------------
                                                                                         Less   Total
                                               Greater  1.8x to 1.5x to 1.2x to  1.0x to than  Mortgage
                                              than 2.0x  2.0x    1.8x    1.5x     1.2x   1.0x   Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- ------- -------- ------- ----- --------
                                                                    (in millions)
Commercial Mortgage Loans/(1)/
0% - 50%.....................................  $    738  $   95  $   59 $     56  $   -- $  -- $    948
50% - 70%....................................     3,217     430     673    1,100      76    --    5,496
70% - 90%....................................       282      65     229      127      28    46      777
90% plus.....................................        --      --      28       15      --    --       43
                                               --------  ------  ------ --------  ------ ----- --------

Total Commercial Mortgage Loans..............  $  4,237  $  590  $  989 $  1,298  $  104 $  46 $  7,264
                                               ========  ======  ====== ========  ====== ===== ========

                                                       Debt Service Coverage Ratio/(1)/
                                              --------------------------------------------------
                                                                                           Less   Total
                                               Greater  1.8x to 1.5x to  1.2x to  1.0x to  than  Mortgage
                                              than 2.0x  2.0x    1.8x     1.5x     1.2x    1.0x   Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- -------- -------- ------- ------ --------
                                                                     (in millions)
Agricultural Mortgage Loans/(1)/
0% - 50%.....................................  $    254  $  138 $    296 $    468  $  286 $   49 $  1,491
50% - 70%....................................       141      57      209      333     219     45    1,004
70% - 90%....................................        --      --        2        4      --     --        6
90% plus.....................................        --      --       --       --      --     --       --
                                               --------  ------ -------- --------  ------ ------ --------

Total Agricultural Mortgage Loans............  $    395  $  195 $    507 $    805  $  505 $   94 $  2,501
                                               ========  ====== ======== ========  ====== ====== ========

Total Mortgage Loans/(1)/
0% - 50%.....................................  $    992  $  233 $    355 $    524  $  286 $   49 $  2,439
50% - 70%....................................     3,358     487      882    1,433     295     45    6,500
70% - 90%....................................       282      65      231      131      28     46      783
90% plus.....................................        --      --       28       15      --     --       43
                                               --------  ------ -------- --------  ------ ------ --------

Total Mortgage Loans.........................  $  4,632  $  785 $  1,496 $  2,103  $  609 $  140 $  9,765
                                               ========  ====== ======== ========  ====== ====== ========

  /(1)/The debt service coverage ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2017 and 2016, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOAN

                                                                                                    RECORDED
                                                                                                   INVESTMENT
                                                                                  TOTAL     90 DAYS OR (GREATER THAN)
                               30-59 60-89      90 DAYS                         FINANCING              AND
                               DAYS  DAYS  OR (GREATER THAN) TOTAL   CURRENT   RECEIVABLES          ACCRUING
                               ----- ----- ----------------- ------ --------- ------------- -------------------------
                                                                   (IN MILLIONS)
DECEMBER 31, 2017:
------------------

  Commercial.................. $  27 $  --             $  -- $   27 $   8,342 $       8,369               $        --
  Agricultural................    49     3                22     74     2,500         2,574                        22
                               ----- -----             ----- ------ --------- -------------               -----------
TOTAL MORTGAGE LOANS.......... $  76 $   3             $  22 $  101 $  10,842 $      10,943               $        22
                               ===== =====             ===== ====== ========= =============               ===========

December 31, 2016:
------------------

  Commercial.................. $  -- $  --             $  -- $   -- $   7,264 $       7,264               $        --
  Agricultural................     9     2                 6     17     2,484         2,501                         6
                               ----- -----             ----- ------ --------- -------------               -----------
Total Mortgage Loans.......... $   9 $   2             $   6 $   17 $   9,748 $       9,765               $         6
                               ===== =====             ===== ====== ========= =============               ===========

   The following table provides information relating to impaired mortgage loans at December 31, 2017 and 2016, respectively.

                            IMPAIRED MORTGAGE LOANS

                                                          UNPAID                   AVERAGE        INTEREST
                                               RECORDED  PRINCIPAL    RELATED      RECORDED        INCOME
                                              INVESTMENT  BALANCE    ALLOWANCE  INVESTMENT/(1)/  RECOGNIZED
                                              ---------- ---------- ----------  --------------  ------------
                                                                      (IN MILLIONS)
DECEMBER 31, 2017:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other......... $       -- $       -- $       --      $       --  $         --
  Agricultural mortgage loans................         --         --         --              --            --
                                              ---------- ---------- ----------      ----------  ------------
TOTAL........................................ $       -- $       -- $       --      $       --  $         --
                                              ========== ========== ==========      ==========  ============
With related allowance recorded:
  Commercial mortgage loans -- other......... $       27 $       27 $       (8)     $       27  $          2
  Agricultural mortgage loans................         --         --         --              --            --
                                              ---------- ---------- ----------      ----------  ------------
TOTAL........................................ $       27 $       27 $       (8)     $       27  $          2
                                              ========== ========== ==========      ==========  ============

December 31, 2016:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other......... $       15 $       15 $       --      $       22  $         --
  Agricultural mortgage loans................         --         --         --              --            --
                                              ---------- ---------- ----------      ----------  ------------
Total........................................ $       15 $       15 $       --      $       22  $         --
                                              ========== ========== ==========      ==========  ============
With related allowance recorded:
  Commercial mortgage loans -- other......... $       27 $       27 $       (8)     $       48  $          2
  Agricultural mortgage loans................         --         --         --              --            --
                                              ---------- ---------- ----------      ----------  ------------
Total........................................ $       27 $       27 $       (8)     $       48  $          2
                                              ========== ========== ==========      ==========  ============

  /(1)/Represents a five-quarter average of recorded amortized cost.

   EQUITY METHOD INVESTMENTS

   Included in other equity investments are limited partnership interests accounted for under the equity method with a total carrying value of $1,106 million and $1,123 million, respectively, at December 31, 2017 and 2016. The Company's total equity in net income (loss) for these limited partnership interests was $156 million, $50 million and $67 million, respectively, for 2017, 2016 and 2015.

   DERIVATIVES AND OFFSETTING ASSETS AND LIABILITIES

   The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a "Derivative Use Plan" approved by applicable states' insurance law. Derivatives are generally not accounted for using hedge accounting, with the exception of Treasury Inflation-Protected Securities ("TIPS"), which is discussed further below. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, bond and bond-index total return swaps, swaptions, variance swaps and equity options, credit and foreign exchange derivatives, as well as bond and repo transactions to support the hedging. The derivative contracts are collectively managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in capital markets.

   Derivatives utilized to hedge exposure to Variable Annuities with Guarantee Features

   The Company has issued and continues to offer variable annuity products with GMxB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB, in the event of annuitization, being higher than what accumulated policyholders' account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with products that have a GMxB derivative features liability is that under-performance of the financial markets could result in the GMxB derivative features' benefits being higher than what accumulated policyholders' account balances would support.

   For GMxB features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected actuarial assumptions for mortality, lapse and surrender, withdrawal and policyholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMxB features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   The Company implemented an overlay hedge program to ensure a target asset level for all variable annuities at a CTE98 level under most scenarios, and at a CTE95 level in extreme scenarios.

   Derivatives utilized to hedge crediting rate exposure on SCS, SIO, MSO and IUL products/investment options

   The Company hedges crediting rates in the Structured Capital Strategies ("SCS") variable annuity, Structured Investment Option in the EQUI-VEST variable annuity series ("SIO"), Market Stabilizer Option ("MSO") in the variable life insurance products and Indexed Universal Life ("IUL") insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

   In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers without any basis risk due to market exposures, thereby substantially reducing any exposure to market-related earnings volatility.

   Derivatives utilized for General Account Investment Portfolio

   The Company maintains a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible for investment under its investment guidelines through the sale of credit default swaps ("CDSs"). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity's bonds of similar maturity. These credit derivatives generally have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss). The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company generally transacts the sale of CDSs in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty's option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar or euro-equivalent of the derivative notional amount. The Standard North American CDS Contract ("SNAC") or Standard European Corporate Contract ("STEC") under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

   The Company purchased 30-year TIPS and other sovereign bonds, both inflation linked and non-inflation linked, as General Account investments and enters into asset or cross-currency basis swaps, to result in payment of the given bond's coupons and principal at maturity in the bond's specified currency to the swap counterparty in return for fixed dollar amounts. These swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond. At
   December 31, 2017 and 2016, respectively, the Company's unrealized gains (losses) related to this program were $86 million and $(97) million and reported in AOCI.

   The Company implemented a strategy to hedge a portion of the credit exposure in its General Account investment portfolio by buying protection through a swap. These are swaps on the "super senior tranche" of the investment grade CDX index. Under the terms of these swaps, the Company pays quarterly fixed premiums that, together with any initial amount paid or received at trade inception, serve as premiums paid to hedge the risk arising from multiple defaults of bonds referenced in the CDX index. These credit derivatives have terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net derivative gains (losses).

   In 2016, the Company implemented a program to mitigate its duration gap using total return swaps for which the reference U.S. Treasury securities are sold to the swap counterparty under arrangements economically similar to repurchase agreements. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. Under this program, the Company derecognized approximately $3,905 million of U.S. Treasury securities for which the Company received proceeds of approximately $3,905 million at inception of the total return swap contract. Under the terms of these swaps, the Company retains ongoing exposure to the total returns of the underlying U.S. Treasury securities in exchange for a financing cost. At December 31, 2017, the aggregate fair value of U.S. Treasury securities derecognized under this program was approximately
   $3,796 million. Reported in Other invested assets in the Company's balance sheet at December 31, 2017 is approximately $(23) million, representing the fair value of the total return swap contracts.

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments:

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2017

                                                             FAIR VALUE
                                                       -----------------------
                                                                               GAINS (LOSSES)
                                              NOTIONAL    ASSET     LIABILITY   REPORTED IN
                                               AMOUNT  DERIVATIVES DERIVATIVES INCOME (LOSS)
                                              -------- ----------- ----------- --------------
                                                               (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
  Futures.................................... $  3,113  $        1 $         3 $         (670)
  Swaps......................................    4,655           3         126           (848)
  Options....................................   20,630       3,334       1,426          1,203
Interest rate contracts:/(1)/
  Floors.....................................       --          --          --             --
  Swaps......................................   19,032         320         191            655
  Futures....................................   11,032          --          --            125
  Swaptions..................................       --          --          --             --
Credit contracts:/(1)/
  Credit default swaps.......................    2,131          35           3             19
Other freestanding contracts:/(1)/
  Foreign currency contracts.................    1,423          19          10            (39)
  Margin.....................................       --          24          --             --
  Collateral.................................       --           4       1,855             --

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts/(4)/..............       --      10,488          --             69
GMxB derivative features' liability/(2,4)/...       --          --       4,164          1,494
SCS, SIO, MSO and IUL indexed features/(3,4)/       --          --       1,698         (1,118)
                                              --------  ---------- ----------- --------------
Balances, December 31, 2017.................. $ 62,016  $   14,228 $     9,476 $          890
                                              ========  ========== =========== ==============

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(4)/Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2016

                                                              Fair Value
                                                        -----------------------
                                                                                Gains (Losses)
                                              Notional     Asset     Liability   Reported In
                                               Amount   Derivatives Derivatives Income (Loss)
                                              --------- ----------- ----------- --------------
                                                                (in millions)
Freestanding derivatives:
Equity contracts:/(1)/
  Futures.................................... $   5,086  $        1  $        1  $        (826)
  Swaps......................................     3,529          13          67           (290)
  Options....................................    11,465       2,114       1,154            727
Interest rate contracts:/(1)/
  Floors.....................................     1,500          11          --              4
  Swaps......................................    18,933         246       1,163           (224)
  Futures....................................     6,926          --          --             --
  Swaptions..................................        --          --          --             87
Credit contracts:/(1)/
  Credit default swaps.......................     2,757          20          15             15
Other freestanding contracts:/(1)/
  Foreign currency contracts.................       730          52           6             45
  Margin.....................................        --         113           6             --
  Collateral.................................        --         713         748             --
Embedded derivatives:
GMIB reinsurance contracts/(4)/..............        --      10,314          --           (261)
GMxB derivative features' liability/(2,4)/...        --          --       5,319            140
SCS, SIO, MSO and IUL indexed features/(3,4)/        --          --         887           (628)
                                              ---------  ----------  ----------  -------------
Balances, December 31, 2016.................. $  50,926  $   13,597  $    9,366  $      (1,211)
                                              =========  ==========  ==========  =============

   /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.
   /(4)/Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

   For 2017, 2016 and 2015, respectively, Net derivative gain (losses) from derivatives included $(1,156) million, $(4) million and $474 million of realized gains (losses) on contracts closed during those periods and $1,601 million, $(458) million and $(555) million of unrealized gains (losses) on derivative positions at each respective year end.

   EQUITY-BASED AND TREASURY FUTURES CONTRACTS MARGIN

   All outstanding equity-based and treasury futures contracts at December 31, 2017 are exchange-traded and net settled daily in cash. At December 31, 2017, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000 and Emerging Market indices, having initial margin requirements of $97 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $10 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200 and European, Australasia, and Far East ("EAFE") indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $13 million.

   CREDIT RISK

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. A derivative with positive fair value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed at the reporting date. Alternatively, a derivative contract with negative fair value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed at the reporting date. To reduce credit exposures in Over-the-Counter ("OTC") derivative transactions the Company generally enters into master agreements that provide for a netting of financial exposures with the counterparty and allow for collateral arrangements as further described below under "ISDA Master Agreements." The Company further controls and minimizes its counterparty exposure through a credit appraisal and approval process.

   ISDA MASTER AGREEMENTS

   NETTING PROVISIONS. The standardized ISDA Master Agreement under which the Company conducts its OTC derivative transactions includes provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, the Company will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. In the event of default, insolvency, or other similar event pre-defined under the ISDA Master Agreement that would result in termination of OTC derivatives transactions before their maturity, netting procedures would be applied to calculate a single net payable or receivable with the counterparty.

   COLLATERAL ARRANGEMENTS. The Company generally has executed a CSA under the ISDA Master Agreement, it maintains with each of its OTC derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. These CSAs are bilateral agreements that require collateral postings by the party "out-of-the-money" or in a net derivative liability position. Various thresholds for the amount and timing of collateralization of net liability positions are applicable. Consequently, the credit exposure of the Company's OTC derivative contracts is limited to the net positive estimated fair value of those contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to CSAs. Derivatives are recognized at fair value in the consolidated balance sheets and are reported either as assets in Other invested assets or as liabilities in Other liabilities, except for embedded insurance-related derivatives as described above and derivatives transacted with a related counterparty. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed.

   At December 31, 2017 and 2016, respectively, the Company held $1,855 million and $755 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents. The aggregate fair value of all collateralized derivative transactions that were in a liability position with trade counterparties as of December 31, 2017 and 2016, respectively, were $2 million and $700 million, for which the Company posted collateral of $3 million and $820 million at December 31, 2017 and 2016, respectively, in the normal operation of its collateral arrangements. Certain of the Company's ISDA Master Agreements contain contingent provisions that permit the counterparty to terminate the ISDA Master Agreement if the Company's credit rating falls below a specified threshold, however, the occurrence of such credit event would not impose additional collateral requirements.

   MARGIN

   Effective January 3, 2017, the CME amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments impacted the accounting treatment of the Company's centrally cleared derivatives for which the CME serves as the central clearing party. As of the effective date, the application of the amended rulebook reduced gross derivative assets by $18 million.

   Securities Repurchase and Reverse Repurchase Transactions

   Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the specificities of each respective counterparty. These agreements generally provide detail as to the nature of the transaction, including provisions for payment netting, establish parameters concerning the ownership and custody of the collateral securities, including the right to substitute collateral during the term of the agreement, and provide for remedies in the event of default by either party. Amounts due to/from the same counterparty under these arrangements generally would be netted in the event of default and subject to rights of set-off in bankruptcy. The Company's securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements, respectively and are reported in the consolidated balance sheets on a gross basis. The Company obtains or posts collateral generally in the form of cash and U.S. Treasury, corporate and government agency securities. The fair value of the securities to be repurchased or resold are monitored on a daily basis with additional collateral posted or obtained as necessary. Securities to be repurchased or resold are the same, or substantially the same, as those initially transacted under the arrangement. At December 31, 2017 and 2016, the balance outstanding under securities repurchase transactions was $1,887 million and $1,996 million, respectively. The Company utilized these repurchase and reverse repurchase agreements for asset liability and cash management purposes. For other instruments used for asset liability management purposes, see "Policyholders' Account Balances and Future Policy Benefits" included in Note 2.

   The following table presents information about the Company's offsetting of financial assets and liabilities and derivative instruments at December 31, 2017.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2017

                                                             GROSS
                                                GROSS       AMOUNTS       NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE  PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS  BALANCE SHEETS
                                              ---------- -------------- ----------------
                                                             (IN MILLIONS)
ASSETS/(1)/
Derivatives:
Equity contracts............................. $    3,339 $        1,555 $          1,784
Interest rate contracts......................        320            191              129
Credit contracts.............................         35              3               32
Currency.....................................         19             10                9
Collateral...................................          3          1,855           (1,852)
Margin.......................................         24             --               24
                                              ---------- -------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      3,740          3,614              126
                                              ---------- -------------- ----------------
  Total Derivatives..........................      3,740          3,614              126
Other financial instruments..................      2,995             --            2,995
                                              ---------- -------------- ----------------
  Other invested assets...................... $    6,735 $        3,614 $          3,121
                                              ========== ============== ================
  Total Derivatives, not subject to an ISDA
   Master Agreement.......................... $       -- $           -- $             --
Securities purchased under agreement to
  resell..................................... $       --             -- $             --
                                              ========== ============== ================

                                                             GROSS
                                                GROSS       AMOUNTS       NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE  PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS  BALANCE SHEETS
                                              ---------- -------------- ----------------
                                                             (IN MILLIONS)
LIABILITIES/(2)/
Derivatives:
Equity contracts............................. $    1,555 $        1,555 $             --
Interest rate contracts......................        191            191               --
Credit contracts.............................          3              3               --
Currency.....................................         10             10               --
Margin.......................................         --             --               --
Collateral...................................      1,855          1,855               --
                                              ---------- -------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      3,614          3,614               --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         --             --               --
                                              ---------- -------------- ----------------
  Total Derivatives..........................      3,614          3,614               --
Other non-financial liabilities..............      2,663             --            2,663
                                              ---------- -------------- ----------------
  Other liabilities.......................... $    6,277 $        3,614 $          2,663
                                              ========== ============== ================
Securities sold under agreement to
  repurchase/(3)/............................ $    1,882 $           -- $          1,882
                                              ========== ============== ================

  /(1)/Excludes Investment Management and Research segment's derivative assets of consolidated VIEs/VOEs.
  /(2)/Excludes Investment Management and Research segment's derivative liabilities of consolidated VIEs/VOEs.
  /(3)/Excludes expense of $5 million in securities sold under agreement to repurchase.

   The following table presents information about the Company's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2017:

         COLLATERAL AMOUNTS OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2017

                                                               COLLATERAL (RECEIVED)/HELD
                                                               --------------------------
                                               FAIR VALUE OF     FINANCIAL                     NET
                                                  ASSETS        INSTRUMENTS       CASH       AMOUNTS
                                              ---------------- -------------  -----------  ----------
                                                                   (IN MILLIONS)
ASSETS/(1)/
  Total Derivatives.......................... $          1,954 $          --  $    (1,828) $      126
Other financial instruments..................            2,995            --           --       2,995
                                              ---------------- -------------  -----------  ----------
  OTHER INVESTED ASSETS...................... $          4,949 $          --  $    (1,828) $    3,121
                                              ================ =============  ===========  ==========
Liabilities:/(2)/
Other Derivatives............................ $             -- $          --  $        --  $       --
Other financial liabilities..................            2,663            --           --       2,663
                                              ---------------- -------------  -----------  ----------
OTHER LIABILITIES............................            2,663            --           --       2,663
                                              ================ =============  ===========  ==========
SECURITIES SOLD UNDER AGREEMENT TO
  REPURCHASE/(3)/............................ $          1,882 $      (1,988) $       (21) $     (127)
                                              ---------------- -------------  -----------  ----------

  /(1)/Excludes Investment Management and Research segment's derivative assets of consolidated VIEs/VOEs.
  /(2)/Excludes Investment Management and Research segment's derivative liabilities of consolidated VIEs/VOEs.
  /(3)/Excludes expense of $5 million in securities sold under agreement to repurchase.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2017:

           REPURCHASE AGREEMENT ACCOUNTED FOR AS SECURED BORROWINGS

                                                                   AT DECEMBER 31, 2017
                                              --------------------------------------------------------------
                                                     REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                              --------------------------------------------------------------
                                              OVERNIGHT AND  UP TO 30       30-90     GREATER THAN
                                               CONTINUOUS      DAYS         DAYS        90 DAYS      TOTAL
                                              ------------- ----------- ------------- ------------- --------
                                                                      (IN MILLIONS)
SECURITIES SOLD UNDER AGREEMENT
  TO REPURCHASE/(1)/
  U.S. Treasury and agency securities........ $          -- $     1,882 $          -- $          -- $  1,882
                                              ------------- ----------- ------------- ------------- --------
Total........................................ $          -- $     1,882 $          -- $          -- $  1,882
                                              ============= =========== ============= ============= ========

  /(1)/Excludes expense of $5 million in securities sold under agreement to repurchase.

   The following table presents information about the Company's offsetting of financial assets and liabilities and derivative instruments at December 31, 2016:

   Offsetting of Financial Assets and Liabilities and Derivative Instruments
                             At December 31, 2016

                                                              Gross
                                                Gross        Amounts        Net Amounts
                                               Amounts    Offset in the   Presented in the
                                              Recognized  Balance Sheets   Balance Sheets
                                              ---------- ---------------- ----------------
                                                              (in millions)
ASSETS/(1)/
Derivatives:
Equity contracts............................. $    2,128 $          1,221 $            907
Interest rate contracts......................        246            1,163             (917)
Credit contracts.............................         20               15                5
Currency.....................................         52                6               46
Margin.......................................        113                6              107
Collateral...................................        713              748              (35)
                                              ---------- ---------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      3,272            3,159              113
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         11               --               11
                                              ---------- ---------------- ----------------
  Total Derivatives..........................      3,283            3,159              124
Other financial instruments..................      2,102               --            2,102
                                              ---------- ---------------- ----------------
  Other invested assets...................... $    5,385 $          3,159 $          2,226
                                              ========== ================ ================
Securities purchased under agreement to
  resell..................................... $       -- $             -- $             --
                                              ========== ================ ================

                                                              Gross
                                                Gross        Amounts        Net Amounts
                                               Amounts    Offset in the   Presented in the
                                              Recognized  Balance Sheets   Balance Sheets
                                              ---------- ---------------- ----------------
                                                              (in millions)
LIABILITIES/(2)/
Description
Derivatives:
Equity contracts............................. $    1,221 $          1,221 $             --
Interest rate contracts......................      1,163            1,163               --
Credit contracts.............................         15               15               --
Currency.....................................          6                6               --
Margin.......................................          6                6               --
Collateral...................................        748              748               --
                                              ---------- ---------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      3,159            3,159               --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         --               --               --
                                              ---------- ---------------- ----------------
  Total Derivatives..........................      3,159            3,159               --
Other non-financial liabilities..............      2,108               --            2,108
                                              ---------- ---------------- ----------------
  Other liabilities.......................... $    5,267 $          3,159 $          2,108
                                              ========== ================ ================
Securities sold under agreement to
  repurchase/(3)/............................ $    1,992 $             -- $          1,992
                                              ========== ================ ================

   /(1)/Excludes Investment Management and Research segment's derivative assets of consolidated VIEs/VOEs.
  /(2)/Excludes Investment Management and Research segment's derivative liabilities of consolidated VIEs/VOEs.
  /(3)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2016:

    Gross Collateral Amounts Not Offset in the Consolidated Balance Sheets
                             At December 31, 2016

                                                              Collateral (Received)/Held
                                                              --------------------------
                                               Fair Value of     Financial                    Net
                                                  Assets        Instruments      Cash       Amounts
                                              --------------- --------------  ----------  ------------
                                                                   (in millions)
ASSETS/(1)/
  Total Derivatives.......................... $            54 $           --  $       70  $        124
Other financial instruments..................           2,102             --          --         2,102
                                              --------------- --------------  ----------  ------------
  Other invested assets...................... $         2,156 $           --  $       70  $      2,226
                                              =============== ==============  ==========  ============
LIABILITIES/(2)/
                                              --------------- --------------  ----------  ------------
Securities sold under agreement to
  repurchase/(3)/............................ $         1,992 $       (1,986) $       (2) $          4
                                              =============== ==============  ==========  ============

  /(1)/Excludes Investment Management and Research segment's derivative assets of consolidated VIEs/VOEs.
  /(2)/Excludes Investment Management and Research segment's derivative liabilities of consolidated VIEs/VOEs.
  /(3)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2016.

         Repurchase Agreement Accounted for as Secured Borrowings/(1)/

                                                                 At December 31, 2016
                                              ----------------------------------------------------------
                                                   Remaining Contractual Maturity of the Agreements
                                              ----------------------------------------------------------
                                              Overnight and  Up to 30     30-90    Greater Than
                                               Continuous      days       days       90 days     Total
                                              ------------- ---------- ----------- ------------ --------
                                                                    (in millions)
Securities sold under agreement to repurchase
  U.S. Treasury and agency securities........   $        -- $    1,992 $        --  $        -- $  1,992
                                                ----------- ---------- -----------  ----------- --------
Total........................................   $        -- $    1,992 $        --  $        -- $  1,992
                                                =========== ========== ===========  =========== ========

  /(1)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   NET INVESTMENT INCOME (LOSS)

   The following table breaks out Net investment income (loss) by asset category:

                                              TWELVE MONTHS ENDED DECEMBER 31
                                              -------------------------------
                                                 2017       2016       2015
                                              ---------  ---------  ---------
                                                       (IN MILLIONS)

Fixed maturities............................. $   1,365  $   1,418  $   1,420
Mortgage loans on real estate................       453        461        338
Real estate held for the production of income         2         --         --
Repurchase agreement.........................        --          1          1
Other equity investments.....................       188        170         84
Policy loans.................................       205        210        213
Trading securities...........................       381         80         17
Other investment income......................        54         44         40
                                              ---------  ---------  ---------
  Gross investment income (loss).............     2,648      2,384      2,113
Investment expenses..........................       (65)       (66)       (56)
                                              ---------  ---------  ---------
Net Investment Income (Loss)................. $   2,583  $   2,318  $   2,057
                                              =========  =========  =========

   Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the consolidated statements of income (loss). The table below shows a breakdown of Net investment income from trading account securities during the years ended 2017, 2016 and 2015:

             NET INVESTMENT INCOME (LOSS) FROM TRADING SECURITIES

                                                 TWELVE MONTHS ENDED DECEMBER 31,
                                              --------------------------------------
                                                  2017          2016         2015
                                              ------------  -----------  -----------
                                                           (IN MILLIONS)

Net investment gains (losses) recognized
  during the period on securities held at
  the end of the period...................... $        171  $       (19) $       (63)
Net investment gains (losses) recognized on
  securities sold during the period..........           (5)         (22)          20
                                              ------------  -----------  -----------
Unrealized and realized gains (losses) on
  trading securities.........................          166          (41)         (43)
Interest and dividend income from trading
  securities.................................          215          121           60
                                              ------------  -----------  -----------
Net investment income (loss) from trading
  securities................................. $        381  $        80  $        17
                                              ------------  -----------  -----------

   INVESTMENT GAINS (LOSSES), NET

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                                  TWELVE MONTHS ENDED DECEMBER 31,
                                              ----------------------------------------
                                                   2017          2016         2015
                                              -------------  -----------  ------------
                                                            (IN MILLIONS)

Fixed maturities............................. $        (130) $        (3) $        (17)
Mortgage loans on real estate................             2           (2)           (1)
Other equity investments.....................             3           (2)           (5)
Other........................................            --           23             3
                                              -------------  -----------  ------------
Investment Gains (Losses), Net............... $        (125) $        16  $        (20)
                                              =============  ===========  ============

   For 2017, 2016 and 2015, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $3 million, $4 million and $4 million.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   Goodwill represents the excess of purchase price over the estimated fair value of identifiable net assets acquired in a business combination. The Company tests goodwill for recoverability each annual reporting period at December 31 and at interim periods if facts or circumstances are indicative of potential impairment. Effective January 1, 2017, the Company early adopted new goodwill guidance that eliminates Step 2 from the impairment model and continues to limit the measure of goodwill impairment to the carrying amount of the reporting unit's goodwill. There was no resulting impact on the carrying amount of the Company's goodwill from adoption of this new guidance.

   The carrying value of the Company's goodwill was $3,584 million and $3,584 million at December 31, 2017 and 2016, respectively, resulting from its investment in AB as well as direct strategic acquisitions of AB, including its purchase of Sanford C. Bernstein, Inc. For purpose of testing this goodwill for impairment, the Company applied a discounted cash flow valuation technique to measure the fair value of the reporting unit, sourcing the underlying cash flows and assumptions from AB's current business plan projections and adjusting the result to reflect the noncontrolling interest in AB as well as incremental taxes at the Company level as related to the form and structure of its investment in AB. At December 31, 2017 and 2016, the Company's annual testing resulted in no impairment of this goodwill as the fair value of the reporting unit exceeded its carrying amount at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill during the periods then ended.

   In the fourth quarter of 2017 and as further described in Note 18, BUSINESS SEGMENT INFORMATION, the Company recast its operating segments to align with the reorganization of its reporting structure, resulting in multiple operating segments for its previously defined Financial Advisory/Insurance segment and to which no goodwill was ascribed. Accordingly, all of the Company's goodwill was reassigned to the Company's Investment Management and Research segment, also deemed a reporting unit for purpose of assessing goodwill recoverability.

   The gross carrying amount of AB related intangible assets was $623 million and $625 million at December 31, 2017 and 2016, respectively and the accumulated amortization of these intangible assets was $498 million and $468 million at December 31, 2017 and 2016, respectively. Amortization expense related to the AB intangible assets totaled $31 million, $29 million and $28 million for 2017, 2016 and 2015, respectively. Estimated annual amortization expense for each of the next two years is approximately
   $30 million, then approximately $23 million in year three and $7 million in years four and five.

   At December 31, 2017 and 2016, respectively, net deferred sales commissions from AB totaled $30 million and $64 million and are included within other assets. Based on the December 31, 2017 net asset balance, the estimated amortization expense of deferred sales commissions for each of the next five years is $21 million, $6 million, $3 million, $0 million and $0 million. The Company tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions and expectations made with respect to future market levels and redemption rates. As of December 31, 2017 and 2016, the Company determined the deferred sales commission asset was not impaired.

   On September 23, 2016, AB acquired a 100% ownership interest in Ramius Alternative Solutions LLC ("RASL"), a global alternative investment management business that, as of the acquisition date, had approximately $2.5 billion in AUM. RASL offers a range of customized alternative investment and advisory solutions to a global institutional client base. On the acquisition date, AB made a cash payment of $21 million and recorded a contingent consideration payable of $12 million based on projected fee revenues over a five-year measurement period. Goodwill in the amount of $22 million and finite-lived intangible assets of $10 million related to investment management contracts also were recognized at the date of acquisition.

   On June 20, 2014, AB acquired an 82% ownership interest in CPH Capital Fondsmaeglerselskab A/S ("CPH"), a Danish asset management firm that managed approximately $3,000 million in global core equity assets for institutional investors, for a cash payment of $64 million and a contingent consideration payable of $9 million based on projected assets under management levels over a three-year measurement period. Also recognized on the date of acquisition were $58 million of goodwill, $24 million of finite-lived intangible assets related to separately-managed account relationships and $4 million of indefinite-lived intangible assets related to an acquired fund's investment contract. Redeemable noncontrolling interest of $17 million was recorded as related to the fair value of CPH purchased by AB. During 2016 and 2015, AB purchased additional shares of CPH, bringing its ownership interest to 90.0% as of December 31, 2016.

   The acquisitions described above did not have a significant impact on the Company's consolidated revenues or net income. As a result, supplemental pro forma information has not been provided. Additional information regarding the contingent payment obligations associated with these and other acquisitions made by AB is included in Note 7, FAIR VALUE DISCLOSURES.

   Capitalized Software

   Capitalized software, net of accumulated amortization, amounted to $162 million and $170 million at December 31, 2017 and 2016, respectively, and is recorded in other assets. Amortization of capitalized software in 2017, 2016 and 2015 was $47 million, $52 million and $55 million, respectively, recorded in other operating costs and expenses in the Consolidated Statements of Income (loss).

5) CLOSED BLOCK

   Summarized financial information for the Company's Closed Block is as follows:

                                                DECEMBER 31,
                                              -----------------
                                                2017     2016
                                              -------- --------
                                                (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders'
  account balances and other................. $  6,945 $  7,179
Policyholder dividend obligation.............       32       52
Other liabilities............................      271       43
                                              -------- --------
Total Closed Block liabilities...............    7,248    7,274
                                              -------- --------
ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at
  fair value (amortized cost of $3,923 and
  $3,884)....................................    4,070    4,025
Mortgage loans on real estate................    1,720    1,623
Policy loans.................................      781      839

                                                DECEMBER 31,
                                              -----------------
                                                2017     2016
                                              -------- --------
                                                (IN MILLIONS)
Cash and other invested assets............... $    351 $    444
Other assets.................................      219      213
                                              -------- --------
Total assets designated to the Closed Block..    7,141    7,144
                                              -------- --------
Excess of Closed Block liabilities over
  assets designated to the Closed Block......      107      130
Amounts included in accumulated other
  comprehensive income (loss):
  Net unrealized investment gains (losses),
   net of policyholder dividend obligation
   of $32 and $52............................      138      100
                                              -------- --------
Maximum Future Income To Be Recognized From
  Closed Block Assets and Liabilities........ $    245 $    230
                                              ======== ========

   The Company's Closed Block revenues and expenses follow:

                                               2017    2016    2015
                                              ------  ------  ------
                                                   (IN MILLIONS)
REVENUES:
Premiums and other income.................... $  224  $  212  $  236
Investment income (loss).....................    314     349     368
Net investment gains (losses)................    (20)     (1)      2
                                              ------  ------  ------
Total revenues...............................    518     560     606
                                              ------  ------  ------
BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends........    537     522     550
Other operating costs and expenses...........      2       4       4
                                              ------  ------  ------
Total benefits and other deductions..........    539     526     554
                                              ------  ------  ------
Net revenues, before income taxes............    (21)     34      52
Income tax (expense) benefit.................      6     (12)    (18)
                                              ------  ------  ------
Net Revenues (Losses)........................ $  (15) $   22  $   34
                                              ======  ======  ======

   A reconciliation of the Company's policyholder dividend obligation follows:

                                                 DECEMBER 31,
                                              ------------------
                                                2017      2016
                                              --------  --------
                                                 (IN MILLIONS)
Balances, beginning of year.................. $     52  $     81
Unrealized investment gains (losses).........      (20)      (29)
                                              --------  --------
Balances, End of year........................ $     32  $     52
                                              ========  ========

6) DAC AND POLICYHOLDER BONUS INTEREST CREDITS

   Changes in the deferred asset for policyholder bonus interest credits are as follows:

                                                     DECEMBER 31,
                                                ---------------------
                                                  2017       2016
                                                --------  -----------
                                                          AS RESTATED
                                                          -----------
                                                    (IN MILLIONS)
Balance, beginning of year..................... $    504     $    534
Policyholder bonus interest credits deferred...        6           13
Amortization charged to income.................      (37)         (43)
                                                --------     --------
Balance, End of Year........................... $    473     $    504
                                                ========     ========

   Changes in deferred acquisition costs at December 31, 2017 and 2016 were as follows:

                                                   DECEMBER 31,
                                              ---------------------
                                                2017       2016
                                              --------  -----------
                                                        AS RESTATED
                                                        -----------
                                                  (IN MILLIONS)
Balance, beginning of year................... $  5,058     $  5,088
Capitalization of commissions, sales and
  issue expenses.............................      578          594
Amortization.................................     (846)        (646)
Change in unrealized investment gains
  (losses)...................................     (243)          22
                                              --------     --------
Balance, End of Year......................... $  4,547     $  5,058
                                              ========     ========

7) FAIR VALUE DISCLOSURES

   Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2017 and 2016, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an OTTI or other event occurs. When such fair value measurements are recorded, they are classified and disclosed within the fair value hierarchy. The Company recognizes transfers between valuation levels at the beginning of the reporting period.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2017

                                                 LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
                                               ----------  --------- --------- ----------
                                                              (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Public Corporate........................... $       --  $  14,298 $      47 $   14,345
   Private Corporate..........................         --      6,045     1,092      7,137
   U.S. Treasury, government and agency.......         --     13,135        --     13,135
   States and political subdivisions..........         --        441        40        481
   Foreign governments........................         --        409        --        409
   Commercial mortgage-backed.................         --         --        --         --
   Residential mortgage-backed/(1)/...........         --        251        --        251
   Asset-backed/(2)/..........................         --         88         8         96
   Redeemable preferred stock.................        180        324        --        504
                                               ----------  --------- --------- ----------
     Subtotal.................................        180     34,991     1,187     36,358
                                               ----------  --------- --------- ----------
  Other equity investments....................         13         --         1         14
  Trading securities..........................        467     12,161        --     12,628
  Other invested assets:
   Short-term investments.....................         --        768        --        768
   Assets of consolidated VIEs/VOEs...........      1,060        215        27      1,302
   Swaps......................................         --         15        --         15
   Credit Default Swaps.......................         --         33        --         33
   Futures....................................         (2)        --        --         (2)
   Options....................................         --      1,907        --      1,907
   Floors.....................................         --         --        --         --
                                               ----------  --------- --------- ----------
     Subtotal.................................      1,058      2,938        27      4,023
                                               ----------  --------- --------- ----------
Cash equivalents..............................      2,360         --        --      2,360
Segregated securities.........................         --        825        --        825
GMIB reinsurance contracts asset..............         --         --    10,488     10,488
Separate Accounts' assets.....................    118,983      2,983       349    122,315
                                               ----------  --------- --------- ----------
   Total Assets............................... $  123,061  $  53,898 $  12,052 $  189,011
                                               ==========  ========= ========= ==========

                                              LEVEL 1 LEVEL 2  LEVEL 3   TOTAL
                                              ------- -------- -------- --------
                                                        (IN MILLIONS)
LIABILITIES
GMxB derivative features' liability..........  $   -- $     -- $  4,164 $  4,164
SCS, SIO, MSO and IUL indexed features'
  liability..................................      --    1,698       --    1,698
Liabilities of consolidated VIEs/VOEs........     670       22       --      692
Contingent payment arrangements..............      --       --       11       11
                                               ------ -------- -------- --------
   Total Liabilities.........................  $  670 $  1,720 $  4,175 $  6,565
                                               ====== ======== ======== ========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2016

                                                Level 1    Level 2    Level 3     Total
                                               ---------- ---------  --------- ----------
                                                              (in millions)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Public Corporate........................... $       -- $  12,984  $      28 $   13,012
   Private Corporate..........................         --     6,223        817      7,040
   U.S. Treasury, government and agency.......         --    10,336         --     10,336
   States and political subdivisions..........         --       451         42        493
   Foreign governments........................         --       390         --        390
   Commercial mortgage-backed.................         --        22        349        371
   Residential mortgage-backed/(1)/...........         --       314         --        314
   Asset-backed/(2)/..........................         --        36         24         60
   Redeemable preferred stock.................        218       335          1        554
                                               ---------- ---------  --------- ----------
     Subtotal.................................        218    31,091      1,261     32,570
                                               ---------- ---------  --------- ----------
  Other equity investments....................          3        --          5          8
  Trading securities..........................        478     8,656         --      9,134
  Other invested assets:
   Short-term investments.....................         --       574         --        574
   Assets of consolidated VIEs/VOEs...........        342       205         46        593
   Swaps......................................         --      (925)        --       (925)
   Credit Default Swaps.......................         --         5         --          5
   Futures....................................         --        --         --         --
   Options....................................         --       960         --        960
   Floors.....................................         --        11         --         11
                                               ---------- ---------  --------- ----------
     Subtotal.................................        342       830         46      1,218
                                               ---------- ---------  --------- ----------
Cash equivalents..............................      1,529        --         --      1,529
Segregated securities.........................         --       946         --        946
GMIB reinsurance contracts asset..............         --        --     10,314     10,314
Separate Accounts' assets.....................    108,085     2,818        313    111,216
                                               ---------- ---------  --------- ----------
   Total Assets............................... $  110,655 $  44,341  $  11,939 $  166,935
                                               ========== =========  ========= ==========
LIABILITIES
GMxB derivative features' liability........... $       -- $      --  $   5,319 $    5,319
SCS, SIO, MSO and IUL indexed features'
  liability...................................         --       887         --        887
Liabilities of consolidated VIEs/VOEs.........        248         2         --        250
Contingent payment arrangements...............         --        --         18         18
                                               ---------- ---------  --------- ----------
   Total Liabilities.......................... $      248 $     889  $   5,337 $    6,474
                                               ========== =========  ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   At December 31, 2017 and 2016, respectively, the fair value of public fixed maturities is approximately $28,826 million and $24,918 million or approximately 16.2% and 16.0% of the Company's total assets measured at fair value on a recurring basis (excluding GMIB reinsurance contracts and segregated securities measured at fair value on a recurring basis). The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2017 and 2016, respectively, the fair value of private fixed maturities is approximately $7,532 million and $7,652 million or approximately 4.2% and 4.9% of the Company's total assets measured at fair value on a recurring basis. The fair values of the Company's private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   As disclosed in Note 3, at December 31, 2017 and 2016, respectively, the net fair value of freestanding derivative positions is approximately
   $1,953 million and $51 million or approximately 48.5% and 8.2% of Other invested assets measured at fair value on a recurring basis. The fair values of the Company's derivative positions are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap ("OIS") curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2017 and 2016, respectively, investments classified as Level 1 comprise approximately 69.2% and 71.1% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Account assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2017 and 2016, respectively, investments classified as Level 2 comprise approximately 29.9% and 27.9% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AB in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2017 and 2016, respectively, approximately $257 million and $340 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   The Company's SCS and EQUI-VEST variable annuity products, the IUL product, and in the MSO fund available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have 1, 3, 5, or 6 year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on data obtained from independent valuation service providers.

   At December 31, 2017 and 2016, respectively, investments classified as Level 3 comprise approximately 0.9% and 1.0% of assets measured at fair value on a recurring basis and primarily include commercial mortgage-backed securities ("CMBS") and corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2017 and 2016, respectively, were approximately $97 million and $111 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $8 million and $373 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2017 and 2016, respectively. The Company utilizes prices obtained from an independent valuation service vendor to measure fair value of CMBS securities.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMIBNLG feature allows the policyholder to receive guaranteed minimum lifetime annuity payments based on predetermined annuity purchase rates applied to the contract's benefit base if and when the contract account value is depleted and the NLG feature is activated. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract asset and liabilities which are accounted for as derivative contracts. The GMIB reinsurance contract asset and liabilities' fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while GMxB derivative features liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins and nonperformance risk, attributable to GMxB derivative features' liability over a range of market-consistent economic scenarios.

   The valuations of the GMIB reinsurance contract asset and GMxB derivative features liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity separate account funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GMxB derivative features liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve, adjusted for non-performance risk, is made to the resulting fair values of the GMIB reinsurance contract asset and liabilities to reflect change in the claims-paying ratings of counterparties and the Company an adjustment to the swap curve for non-performance risk to reflect the claims-paying rating of the Company. Equity and fixed income volatilities were modeled to reflect current market volatilities. Due to the unique, long duration of the GMIBNLG feature, adjustments were made to the equity volatilities to remove the illiquidity bias associated with the longer tenors and risk margins were applied to the non-capital markets inputs to the GMIBNLG valuations.

   After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $69 million and $139 million at December 31, 2017 and 2016, respectively, to recognize incremental counterparty nonperformance risk.

   Lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, which include other factors such as considering surrender charges. Generally, lapse rates are assumed to be lower in periods when a surrender charge applies. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. For valuing the embedded derivative, lapse rates vary throughout the period over which cash flows are projected.

   The Company's Level 3 liabilities include contingent payment arrangements associated with acquisitions in 2010, 2013 and 2014 by AB. At each reporting date, AB estimates the fair values of the contingent consideration expected to be paid based upon probability-weighted AUM and revenue projections, using unobservable market data inputs, which are included in Level 3 of the valuation hierarchy.

   As of December 31, 2017, the Company's consolidated VIEs/VOEs hold
   $2 million of investments that are classified as Level 3. They primarily consist of corporate bonds that are vendor priced with no ratings available, bank loans, non-agency collateralized mortgage obligations and asset-backed securities.

   In 2017, AFS fixed maturities with fair values of $6 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $7 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.1% of total equity at December 31, 2017.

   In 2016, AFS fixed maturities with fair values of $62 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $25 million were transferred from Level 2 into the Level 3 classification. During 2016, one of AB's private securities went public and, due to a trading restriction period, $56 million was transferred from a Level 3 to a Level 2 classification. These transfers in the aggregate represent approximately 0.9% of total equity at December 31, 2016.

   In 2015, AFS fixed maturities with fair values of $125 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $99 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 1.3% of total equity at December 31, 2015.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2017, 2016 and 2015 respectively:

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                             STATE AND              COMMERCIAL    RESIDENTIAL
                                                             POLITICAL    FOREIGN   MORTGAGE-      MORTGAGE-   ASSET-
                                                CORPORATE  SUB-DIVISIONS   GOVTS      BACKED        BACKED     BACKED
                                                ---------  -------------  -------- ------------  ------------- ------
                                                                            (IN MILLIONS)
BALANCE, JANUARY 1, 2017....................... $     845  $          42  $     -- $        349  $          --  $  24
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............         5             --        --           (2)            --     --
     Investment gains (losses), net............         2             --        --          (63)            --     15
                                                ---------  -------------  -------- ------------  -------------  -----
  Subtotal.....................................         7             --        --          (65)            --     15
                                                ---------  -------------  -------- ------------  -------------  -----
Other comprehensive income (loss)..............         4             (1)       --           45             --     (9)
Purchases......................................       612             --        --           --             --     --
Sales..........................................      (331)            (1)       --         (329)            --    (21)
Transfers into Level 3/(1)/....................         7             --        --           --             --     --
Transfers out of Level 3/(1)/..................        (5)            --        --           --             --     (1)
                                                ---------  -------------  -------- ------------  -------------  -----
BALANCE, DECEMBER 31, 2017..................... $   1,139  $          40  $     -- $         --  $          --  $   8
                                                =========  =============  ======== ============  =============  =====

                                                             STATE AND              COMMERCIAL  RESIDENTIAL
                                                             POLITICAL     FOREIGN  MORTGAGE-    MORTGAGE-   ASSET-
                                                CORPORATE  SUB-DIVISIONS    GOVTS     BACKED      BACKED     BACKED
                                                ---------  -------------  --------  ----------  ----------- -------
                                                                           (IN MILLIONS)

BALANCE, JANUARY 1, 2016.......................   $   420    $        45  $      1     $   503        $  -- $    40
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............        --             --        --          --           --      --
     Investment gains (losses), net............         1             --        --         (67)          --      --
                                                  -------    -----------  --------     -------        ----- -------
  Subtotal.....................................         1             --        --         (67)          --      --
                                                  -------    -----------  --------     -------        ----- -------
Other comprehensive income (loss)..............         7             (2)       --          14           --       1
Purchases......................................       572             --        --          --           --      --
Sales..........................................      (142)            (1)       --         (87)          --      (8)
Transfers into Level 3/(1)/....................        25             --        --          --           --      --
Transfers out of Level 3/(1)/..................       (38)            --        (1)        (14)          --      (9)
                                                  -------    -----------  --------     -------        ----- -------
BALANCE, DECEMBER 31, 2016.....................   $   845    $        42  $     --     $   349        $  -- $    24
                                                  =======    ===========  ========     =======        ===== =======

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                             STATE AND             COMMERCIAL  RESIDENTIAL
                                                             POLITICAL    FOREIGN  MORTGAGE-    MORTGAGE-    ASSET-
                                                CORPORATE  SUB-DIVISIONS   GOVTS     BACKED      BACKED      BACKED
                                                ---------  -------------  -------- ----------  -----------  -------
                                                                           (IN MILLIONS)
BALANCE, JANUARY 1, 2015.......................   $   380    $        47  $     --   $    715      $     2  $    53
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............         3             --        --          1           --       --
     Investment gains (losses), net............         2             --        --        (38)          --       --
                                                  -------    -----------  --------   --------      -------  -------
  Subtotal.....................................         5             --        --        (37)          --       --
                                                  -------    -----------  --------   --------      -------  -------
Other comprehensive income (loss)..............       (25)            (1)       --         64           --       (4)
Purchases......................................        60             --         1         --           --       --
Sales..........................................       (38)            (1)       --       (175)          (2)      (9)
Transfers into Level 3/(1)/....................        99             --        --         --           --       --
Transfers out of Level 3/(1)/..................       (61)            --        --        (64)          --       --
                                                  -------    -----------  --------   --------      -------  -------
BALANCE, DECEMBER 31, 2015.....................   $   420    $        45  $      1   $    503      $    --  $    40
                                                  =======    ===========  ========   ========      =======  =======

                                                 REDEEM                                                  GMXB
                                                  ABLE           OTHER           GMIB      SEPARATE   DERIVATIVE  CONTINGENT
                                                PREFERRED       EQUITY        REINSURANCE  ACCOUNTS   FEATURES'     PAYMENT
                                                  STOCK     INVESTMENTS/(2)/     ASSET      ASSETS    LIABILITY   ARRANGEMENT
                                                ---------  -----------------  -----------  --------  -----------  -----------
                                                                                (IN MILLIONS)
BALANCE, JANUARY 1, 2017....................... $       1  $              51  $    10,314  $    313  $    (5,319)          18
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............        --                 --           --        --           --           --
     Investment gains (losses), net............        --                 --           --        29           --           --
     Net derivative gains (losses).............        --                 --           69        --        1,494           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
  Subtotal.....................................        --                 --           69        29        1,494           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
Other comprehensive income (loss)..............        (1)                (4)          --        --           --           --
Purchases/(2)/.................................        --                  6          221        13         (344)          --
Sales/(3)/.....................................        --                 (3)        (116)       (2)           5           --
Settlements/(4)/...............................        --                 --           --        (4)          --           (7)
Activities related to VIEs/VOEs................        --                (22)          --        --           --           --
Transfers into Level 3/(1)/....................        --                 --           --        --           --           --
Transfers out of Level 3/(1)/..................        --                 --           --        --           --           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
BALANCE, DECEMBER 31, 2017..................... $      --  $              28  $    10,488  $    349  $    (4,164) $        11
                                                =========  =================  ===========  ========  ===========  ===========

BALANCE, JANUARY 1, 2016....................... $      --  $              49  $    10,582  $    313  $    (5,146)          31
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............        --                 --           --        --           --           --
     Investment gains (losses), net............        --                 --           --        19           --           --
     Net derivative gains (losses).............        --                 --         (261)       --          140           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
  Subtotal.....................................        --                 --         (261)       19          140           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
Other comprehensive income (loss)..............        --                 (2)          --        --           --
Purchases/(2)/.................................         1                 --          223        10         (317)          11
Sales/(3)/.....................................        --                 --         (230)       --            4           --
Settlements/(4)/...............................        --                 --           --        (7)          --          (24)
Activities related to VIEs/VOEs................        --                 60           --        --           --           --
Transfers into Level 3/(1)/....................        --                 --           --         1           --           --
Transfers out of Level 3/(1)/..................        --                (56)          --       (23)          --           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
BALANCE, DECEMBER 31, 2016..................... $       1  $              51  $    10,314  $    313  $    (5,319) $        18
                                                =========  =================  ===========  ========  ===========  ===========

                                                                                                       GMxB
                                                Redeemable       Other          GMIB      Separate  derivative  Contingent
                                                Preferred       Equity       Reinsurance  Accounts  features'     Payment
                                                  Stock     Investments/(2)/    Asset      Assets   liability   Arrangement
                                                ----------- ---------------  -----------  --------  ----------  -----------
                                                                               (IN MILLIONS)
BALANCE, JANUARY 1, 2015....................... $        -- $            61  $    10,723  $    260  $   (4,130) $        42
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............          --              --           --        --          --           --
     Investment gains (losses), net............          --               5           --        36          --           --
     Net derivative gains (losses).............          --              --         (316)       --        (743)          --
                                                ----------- ---------------  -----------  --------  ----------  -----------
       Subtotal................................          --               5         (316)       36        (743)          --
                                                ----------- ---------------  -----------  --------  ----------  -----------
Other comprehensive income (loss)..............          --               2           --        --          --           --
Purchases/(2)/.................................          --               1          228        26        (274)          --
Sales/(3)/.....................................          --             (20)         (53)       (2)          1          (11)
Settlements/(4)/...............................          --              --           --        (5)         --           --
Transfers into Level 3/(1)/....................          --              --           --        --          --           --
Transfers out of Level 3/(1)/..................          --              --           --        (2)         --           --
                                                ----------- ---------------  -----------  --------  ----------  -----------
BALANCE, DECEMBER 31, 2015..................... $        -- $            49  $    10,582  $    313  $   (5,146) $        31
                                                =========== ===============  ===========  ========  ==========  ===========

  /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.
  /(2)/For the GMIB reinsurance contract asset, and GMxB derivative features'
       liability, represents attributed fee.
  /(3)/For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GMxB derivative features liability represents benefits paid.
  /(4)/For contingent payment arrangements, it represents payments under the arrangement.

   The table below details changes in unrealized gains (losses) for 2017 and 2016 by category for Level 3 assets and liabilities still held at December 31, 2017 and 2016, respectively:

                                                              INCOME (LOSS)
                                                ----------------------------------------
                                                                   NET
                                                 INVESTMENT     DERIVATIVE
                                                    GAINS         GAINS
                                                (LOSSES), NET    (LOSSES)        OCI
                                                -------------- ------------- -----------
                                                              (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2017
STILL HELD AT DECEMBER 31, 2017
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate................................. $           -- $          -- $         4
     State and political subdivisions..........             --            --          --
     Commercial mortgage-backed................             --            --          45
     Asset-backed..............................             --            --          (9)
                                                -------------- ------------- -----------
       Subtotal................................ $           -- $          -- $        40
                                                -------------- ------------- -----------
   GMIB reinsurance contracts..................             --            69          --
   Separate Accounts' assets/(1)/..............             29            --          --
   GMxB derivative features' liability.........             --         1,494          --
                                                -------------- ------------- -----------
       Total................................... $           29 $       1,563 $        40
                                                ============== ============= ===========

                                                                Income (Loss)
                                                --------------------------------------------
                                                 Investment         Net
                                                    Gains     Derivative Gains
                                                (Losses), Net     (losses)           OCI
                                                ------------- ----------------  ------------
                                                                (in millions)

Level 3 Instruments
Full Year 2016
Still Held at December 31, 2016
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate.................................  $         --   $           --  $         11
     State and political subdivisions..........            --               --            (1)
     Commercial mortgage-backed................            --               --             9
     Asset-backed..............................            --               --             1
                                                 ------------   --------------  ------------
       Subtotal................................  $         --   $           --  $         20
                                                 ------------   --------------  ------------
     GMIB reinsurance contracts................            --             (262)           --
     Separate Accounts' assets/(1)/............            20               --            --
     GMxB derivative features' liability.......            --              140            --
                                                 ------------   --------------  ------------
       Total...................................  $         20   $         (122) $         20
                                                 ============   ==============  ============

  /(1)/There is an investment expense that offsets this investment gain (loss).

   The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2017 and 2016, respectively.

        QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
                               DECEMBER 31, 2017

                                FAIR         VALUATION              SIGNIFICANT                      WEIGHTED
                                VALUE        TECHNIQUE           UNOBSERVABLE INPUT        RANGE     AVERAGE
                               ------- ---------------------- ------------------------- ------------ --------
ASSETS:                                                    (IN MILLIONS)
Investments:
  Fixed maturities,
   available-for-sale:
   Corporate.................. $    53 Matrix pricing model             Spread over the
                                                                      industry-specific
                                                                  benchmark yield curve 0 - 565 BPS  125 BPS

                                   789 Market comparable               EBITDA multiples 5.3X - 27.9X  12.9X
                                       companies                          Discount rate 7.2% - 17.0%  11.1%
                                                                    Cash flow Multiples 9.0X - 17.7X  13.1X
-------------------------------------------------------------------------------------------------------------

Separate Accounts' assets.....     326 Third party appraisal        Capitalization rate     4.6%
                                                               Exit capitalization rate     5.6%
                                                                          Discount rate     6.6%

                                     1 Discounted cash flow            Spread over U.S.
                                                                         Treasury curve   243 BPS
                                                                        Discount factor     4.4%
-------------------------------------------------------------------------------------------------------------

GMIB reinsurance contract       10,488 Discounted cash flow                 Lapse Rates 1.0% - 6.3%
  asset.......................                                         Withdrawal rates 0.0% - 8.0%
                                                                 GMIB Utilization Rates 0.0% - 16.0%
                                                                   Non-performance risk 5BPS - 10BPS
                                                              Volatility rates - Equity 9.9% - 30.9%
-------------------------------------------------------------------------------------------------------------

                               FAIR        VALUATION              SIGNIFICANT                          WEIGHTED
                               VALUE       TECHNIQUE           UNOBSERVABLE INPUT          RANGE       AVERAGE
                               ------ --------------------- ------------------------- ---------------- --------
                                                                (IN MILLIONS)

LIABILITIES:
GMIBNLG....................... $4,056 Discounted cash flow            Non-performance
                                                                      riskLapse Rates       1.0%
                                                                     Withdrawal Rates   0.8% - 26.2%
                                                                Utilization Rates NLG   0.0% - 12.4%
                                                                     Forfeiture Rates   0.0% - 16.0%
                                                                     Long-term equity   0.55% - 2.1%
                                                                           Volatility      20.0%
---------------------------------------------------------------------------------------------------------------
GWBL/GMWB.....................    130 Discounted cash flow      Lapse RatesWithdrawal   0.9% - 5.7%
                                                              Rates Utilization Rates   0.0% - 7.0%
                                                            Volatility rates - Equity 100% AFTER DELAY
                                                                                        9.9% - 30.9%
---------------------------------------------------------------------------------------------------------------
GIB...........................   (27) Discounted cash flow      Lapse RatesWithdrawal   0.9% - 5.7%
                                                              Rates Utilization Rates   0.0% - 7.0%
                                                            Volatility rates - Equity   0.0% - 16.0%
                                                                                        9.9% - 30.9%
---------------------------------------------------------------------------------------------------------------
GMAB..........................      5 Discounted cash flow      Lapse RatesVolatility   0.5% - 11.0%
                                                                       rates - Equity   9.9% - 30.9%
---------------------------------------------------------------------------------------------------------------

        Quantitative Information about Level 3 Fair Value Measurements
                               December 31, 2016

                                Fair         Valuation                  Significant                               Weighted
                                Value        Technique               Unobservable Input               Range       Average
                               ------- ---------------------- --------------------------------- ----------------- --------
Assets:                                                           (in millions)
Investments:
Fixed maturities,
  available-for-sale:
   Corporate.................. $    55 Matrix pricing model
                                                              Spread over the industry-specific
                                                                          benchmark yield curve  0 bps - 565 bps  151 bps

                                   636 Market comparable               EBITDA multiplesDiscount   4.3x - 25.6x     11.7x
                                         companies                     rate Cash flow Multiples   7.0% - 17.8%     11.4%
                                                                                                  14.0x - 16.5x    15.6x
--------------------------------------------------------------------------------------------------------------------------

   Asset-backed...............       2 Matrix pricing model                    Spread over U.S.
                                                                                 Treasury curve 25 bps - 687 bps  38 bps
--------------------------------------------------------------------------------------------------------------------------

Separate Accounts' assets.....     295 Third party appraisal                Capitalization rate       4.8%
                                                                       Exit capitalization rate       5.7%
                                                                                  Discount rate       6.6%

                                     3 Discounted cash flow                    Spread over U.S.
                                                                                 Treasury curve
                                                                         Gross domestic product
                                                                                           rate 273 bps - 512 bps 283 bps
                                                                                Discount factor    1.1% - 7.0%     4.3%
--------------------------------------------------------------------------------------------------------------------------

GMIB reinsurance contract       10,314 Discounted cash flow                         Lapse Rates    1.5% - 5.7%
  asset.......................                                                 Withdrawal rates    0.0% - 8.0%
                                                                         GMIB Utilization Rates   0.0% - 16.0%
                                                                           Non-performance risk  5 bps - 17 bps
                                                                      Volatility rates - Equity   11.0% - 38.0%
--------------------------------------------------------------------------------------------------------------------------
Liabilities:
GMIBNLG.......................   5,155 Discounted cash flow                     Non-performance
                                                                                riskLapse Rates       1.1%
                                                                               Withdrawal Rates   1.2% - 26.2%
                                                                          Utilization Rates NLG   0.0% - 11.5%
                                                                               Forfeiture Rates   0.0% - 16.0%
                                                                               Long-term equity   0.55% - 2.1%
                                                                                     Volatility       20.0%
--------------------------------------------------------------------------------------------------------------------------

                               Fair       Valuation              Significant                          Weighted
                               Value      Technique           Unobservable Input          Range       Average
                               ----- --------------------- ------------------------- ---------------- --------
                                                                (in millions)
GWBL/GMWB..................... $114  Discounted cash flow      Lapse RatesWithdrawal   1.0% - 5.7%
                                                             Rates Utilization Rates   0.0% - 7.0%
                                                           Volatility rates - Equity 100% after delay
                                                                                       9.0% - 35.0%
--------------------------------------------------------------------------------------------------------------
GIB...........................   30  Discounted cash flow                 Withdrawal   1.0% - 5.7%
                                                              RatesUtilization Rates   0.0% - 8.0%
                                                           Volatility rates - Equity 100% after delay
                                                                                       9.0% - 35.0%
--------------------------------------------------------------------------------------------------------------
GMAB..........................   20  Discounted cash flow      Lapse RatesVolatility   1.0% - 11.0%
                                                                      rates - Equity   9.0% - 35.0%
--------------------------------------------------------------------------------------------------------------

   Excluded from the tables above at December 31, 2017 and 2016, respectively, are approximately $370 million and $594 million Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. The fair value measurements of these Level 3 investments comprise approximately 24.0% and 37.5% of total assets classified as Level 3 and represent only 0.2% and 0.4% of total assets measured at fair value on a recurring basis at December 31, 2017 and 2016, respectively. These investments primarily consist of certain privately placed debt securities with limited trading activity, including commercial mortgage, residential mortgage and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   Included in the tables above at December 31, 2017 and 2016, respectively, are approximately $842 million and $691 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3. The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique, representing approximately 73.9% and 81.8% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2017 and 2016, there were no Level 3 securities that were determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2017 and 2016, are approximately 4.5% and 8.3%, respectively, of the total fair value of these Level 3 securities that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Included in other equity investments classified as Level 3 are reporting entities' venture capital securities in the Technology, Media and Telecommunications industries. The fair value measurements of these securities include significant unobservable inputs including an enterprise value to revenue multiples and a discount rate to account for liquidity and various risk factors. Significant increases (decreases) in the enterprise value to revenue multiple inputs in isolation would result in a significantly higher (lower) fair value measurement. Significant increases (decreases) in the discount rate would result in a significantly lower (higher) fair value measurement.

   Separate Accounts assets classified as Level 3 in the table at December 31, 2017 and 2016, primarily consist of a private real estate fund with a fair value of approximately $326 million and $295 million, a private equity investment with a fair value of approximately $0 million and $1 million and mortgage loans with fair value of approximately $1 million and $2 million, respectively. A third party appraisal valuation technique is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to the appraisal value would result in a higher (lower) measure of fair value. A discounted cash flow approach is applied to determine the private equity investment for which the significant unobservable assumptions are the gross domestic product rate formula and a discount factor that takes into account various risks, including the illiquid nature of the investment. A significant increase (decrease) in the gross domestic product rate would have a directionally inverse effect on the fair value of the security. With respect to the fair value measurement of mortgage loans a discounted cash flow approach is applied, a significant increase (decrease) in the assumed spread over U.S. Treasury securities would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. The remaining Separate Accounts investments classified as Level 3 excluded from the table consist of mortgage- and asset-backed securities with fair values of approximately $14 million and $8 million at December 31, 2017 and $12 million and $3 million at December 31, 2016, respectively. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using the Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset and liabilities includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset and liabilities.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIBNLG liability are lapse rates, withdrawal rates, GMIB utilization rates, adjustment for Non-performance risk and NLG forfeiture rates. NLG forfeiture rates are caused by excess withdrawals above the annual GMIB accrual rate that cause the NLG to expire. Significant decreases in lapse rates, NLG forfeiture rates, adjustment for non-performance risk and GMIB utilization rates would tend to increase the GMIBNLG liability, while decreases in withdrawal rates and volatility rates would tend to decrease the GMIBNLG liability.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

   During 2017, AB made the final contingent consideration payment relating to its 2014 acquisition and recorded a change in estimate and wrote off the remaining contingent consideration payable relating to its 2010 acquisition. As of December 31, 2017, one acquisition-related contingent consideration liability of $11 million remains relating to AB's 2016 acquisition, which was valued using a revenue growth rate of 31.0% and a discount rate ranging from 1.4% to 2.3%.

   The three AB acquisition-related contingent consideration liabilities (with a combined fair value of $18 million and $18 million as of December 31, 2017 and 2016, respectively) and are valued using a projected AUM growth rates with a weighted average of 18.0% for one acquisition and revenue growth rates and discount rates ranging from 4.0% to 31.0% and 1.4% to 6.4% respectively, for the three acquisitions.

   The carrying values and fair values at December 31, 2017 and 2016 for financial instruments not otherwise disclosed in Notes 3 and 12 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

                                                                    FAIR VALUE
                                              ------------------------------------------------------
                                               CARRYING
                                                VALUE     LEVEL 1  LEVEL 2     LEVEL 3      TOTAL
                                              ----------- ------- ---------- ----------- -----------
                                                                  (IN MILLIONS)
December 31, 2017:...........................
Mortgage loans on real estate................ $    10,935 $    -- $       -- $    10,895 $    10,895
Loans to affiliates..........................         703 $    --        700          --         700
Policyholders liabilities: Investment
  contracts..................................       2,068      --         --       2,170       2,170
Funding Agreements...........................       3,014      --      3,020          --       3,020
Policy loans.................................       3,315                 --       4,210       4,210
Short-term and Long-term debt................         769      --        768          --         768
Separate Account Liabilities.................       7,537      --         --       7,537       7,537
December 31, 2016:
Mortgage loans on real estate................ $     9,757 $    -- $       -- $     9,608 $     9,608
Loans to affiliates..........................         703      --        775          --         775
Policyholders liabilities: Investment
  contracts..................................       2,226      --         --       2,337       2,337
Funding Agreements...........................       2,255      --      2,202          --       2,202
Policy loans.................................       3,361      --         --       4,257       4,257
Short-term and Long-term debt................         513      --        513          --         513
Separate Account Liabilities.................       6,194      --         --       6,194       6,194

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   Fair values for the Company's long-term debt related to real estate joint ventures is determined by a third party appraisal and assessed for reasonableness. The Company's short-term debt primarily includes commercial paper issued by AB with short-term maturities and book value approximates fair value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined from quotations provided by brokers knowledgeable about these securities and internally assessed for reasonableness, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. treasury yield curve and historical loan repayment patterns.

   Fair values for FHLBNY funding agreements are determined from a matrix pricing model and are internally assessed for reasonableness. The matrix pricing model for FHLBNY funding agreements utilizes an independently sourced U.S. Treasury curve which is separately sourced from the Barclays' suite of curves.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholders' account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and Escrow Shield Plus product reserves are held at book value.

8) INSURANCE LIABILITIES

    A) Variable Annuity Contracts - GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

      . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the direct GMDB and GMIB with no NLG features liabilities, before reinsurance ceded, reflected in the consolidated balance sheets in future policy benefits and other policyholders' liabilities:

                                                GMDB      GMIB      TOTAL
                                              --------  --------  --------
                                                      (IN MILLIONS)
Balance at January 1, 2015................... $  1,725  $  4,702  $  6,427
  Paid guarantee benefits....................     (313)      (89)     (402)
  Other changes in reserve...................    1,579      (727)      852
                                              --------  --------  --------
Balance at December 31, 2015.................    2,991     3,886     6,877
  Paid guarantee benefits....................     (357)     (281)     (638)
  Other changes in reserve...................      531       265       796
                                              --------  --------  --------
Balance at December 31, 2016.................    3,165     3,870     7,035
  Paid guarantee benefits....................     (354)     (151)     (505)
  Other changes in reserve...................    1,269     1,083     2,352
                                              --------  --------  --------
Balance at December 31, 2017................. $  4,080  $  4,802  $  8,882
                                              ========  ========  ========

   The following table summarizes the ceded GMDB liabilities, reflected in the consolidated balance sheets in amounts due from reinsurers:

                                                  GMDB
                                              -------------
                                              (IN MILLIONS)
Balance at January 1, 2015................... $         833
  Paid guarantee benefits....................          (148)
  Other changes in reserve...................           745
                                              -------------
Balance at December 31, 2015.................         1,430
  Paid guarantee benefits....................          (174)
  Other changes in reserve...................           302
                                              -------------
Balance at December 31, 2016.................         1,558
  Paid guarantee benefits....................          (171)
  Other changes in reserve...................           643
                                              -------------
Balance at December 31, 2017................. $       2,030
                                              =============

   The liability for the GMxB derivative features liability, the liability for SCS, SIO, MSO and IUL indexed features and the GMIB reinsurance contracts are considered embedded or freestanding insurance derivatives and are reported at fair value. Summarized in the table below is a summary of the fair value of these liabilities at December 31, 2017 and 2016:

                                                  DECEMBER 31,
                                              --------------------
                                                 2017      2016
                                              ---------  ---------
                                                 (IN MILLIONS)
GMIBNLG /(1)/................................ $   4,056  $   5,155
SCS, MSO, IUL features/ (2)/.................     1,698        887
GWBL/GMWB/(1)/...............................       130        114
GIB/(1)/.....................................       (27)        30
GMAB/(1)/....................................         5         20
                                              ---------  ---------
Total Embedded and Freestanding derivative
  liability.................................. $   5,862  $   6,206
                                              =========  =========
GMIB reinsurance contract asset /(3)/........ $  10,488  $  10,314
                                              =========  =========

  /(1)/Reported in future policyholders' benefits and other policyholders'
       liabilities in the consolidated balance sheets.
  /(2)/Reported in policyholders' account balances in the consolidated balance sheets.
  /(3)/Reported in GMIB reinsurance contract asset, at fair value in the consolidated balance sheets.

   The December 31, 2017 values for direct variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of utilization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                    RETURN OF
                                                     PREMIUM    RATCHET   ROLL-UP     COMBO      TOTAL
                                                    ---------  --------  ---------  ---------  ---------
                                                                    (DOLLARS IN MILLIONS)
GMDB:
-----
  Account values invested in:
   General Account................................. $  13,820  $    109  $      65  $     200  $  14,194
   Separate Accounts............................... $  45,816  $  9,556  $   3,516  $  35,784  $  94,672
  Net amount at risk, gross........................ $     169  $     57  $   1,961  $  15,340  $  17,527
  Net amount at risk, net of amounts reinsured..... $     169  $     39  $   1,344  $   6,294  $   7,846
  Average attained age of contractholders'.........      51.3      66.3       72.9       68.2       55.1
  Percentage of contractholders' over age 70.......       9.6%     40.2%      63.1%      46.5%      18.1%
  Range of contractually specified interest rates..      N.A.      N.A.     3% - 6%  3% - 6.5%  3% - 6.5%

GMIB:
-----
  Account values invested in:
   General Account.................................      N.A.      N.A.  $      23  $     293  $     316
   Separate Accounts...............................      N.A.      N.A.  $  21,195  $  41,091  $  62,286
  Net amount at risk, gross........................      N.A.      N.A.  $     917  $   6,337  $   7,254
  Net amount at risk, net of amounts reinsured.....      N.A.      N.A.  $     287  $   1,561  $   1,848
  Weighted average years remaining until
   utilization.....................................      N.A.      N.A.        1.6        0.7        0.8
  Range of contractually specified interest rates..      N.A.      N.A.     3% - 6%  3% - 6.5%  3% - 6.5%

   For more information about the reinsurance programs of the Company's GMDB and GMIB exposure, see "Reinsurance Agreements" in Note 9.

..   VARIABLE ANNUITY IN-FORCE MANAGEMENT. The Company proactively manages its variable annuity in-force business. Since in 2012, the Company has initiated several programs to purchase from certain policyholders the GMDB and GMIB riders contained in their Accumulator contracts. In March 2016, a program to give policyholders an option to elect a full buyout of their rider or a new partial (50)% buyout of their rider expired. The Company believes that buyout programs are mutually beneficial to both the Company and policyholders who no longer need or want all or part of the GMDB or GMIB rider. To reflect the actual payments from the buyout program that expired in March 2016 the Company recognized a $4 million increase to Net income in 2016.

    B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Because variable annuity contracts offer both GMDB and GMIB features, GMDB and GMIB amounts are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                               DECEMBER 31,
                                              ---------------
                                               2017    2016
                                              ------- -------
                                               (IN MILLIONS)
GMDB:
-----
Equity....................................... $78,069 $69,625
Fixed income.................................   2,234   2,483
Balanced.....................................  14,084  14,434
Other........................................     285     348
                                              ------- -------
Total........................................ $94,672 $86,890
                                              ======= =======

                                                 DECEMBER 31,
                                              -------------------
                                                2017      2016
                                              --------- ---------
                                                 (IN MILLIONS)

GMIB:
-----
Equity....................................... $  50,429 $  45,931
Fixed income.................................     1,568     1,671
Balanced.....................................    10,165    10,097
Other........................................       124       149
                                              --------- ---------
Total........................................ $  62,286 $  57,848
                                              ========= =========

    C) Hedging Programs for GMDB, GMIB, GIB and Other Features

   Beginning in 2003, the Company established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not externally reinsured. At December 31, 2017, the total account value and net amount at risk of the hedged variable annuity contracts were $55,771 million and $6,893 million, respectively, with the GMDB feature and $42,077 million and $2,613 million, respectively, with the GMIB and GIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net derivative gains (loss) in the period in which they occur, and may contribute to income (loss) volatility.

    D) Variable and Interest-Sensitive Life Insurance Policies--NLG

   The NLG feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The NLG remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the NLG liabilities, reflected in the General Account in Future policy benefits and other policyholders' liabilities, the related reinsurance reserve ceded, reflected in Amounts due from reinsurers and deferred cost of reinsurance, reflected in Other assets in the Consolidated balance sheets:

                                               DIRECT    REINSURANCE
                                              LIABILITY     CEDED        NET
                                              ---------  -----------  --------
                                                        (IN MILLIONS)
Balance at January 1, 2015...................   $   979     $   (526) $    453
  Other changes in reserves..................       165           16       181
                                                -------     --------  --------
Balance at December 31, 2015.................     1,144         (510)      634
  Other changes in reserves..................        53          (99)      (46)
                                                -------     --------  --------
Balance at December 31, 2016.................     1,197         (609)      588
  Paid Guaranteed Benefits...................       (24)          --       (24)
  Other changes in reserves..................      (487)         (55)     (542)
                                                -------     --------  --------
Balance at December 31, 2017.................   $   686     $   (664) $     22
                                                =======     ========  ========

9) REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with unaffiliated insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The following table summarizes the effect of reinsurance:

                                               2017    2016    2015
                                              ------  ------  ------
                                                   (IN MILLIONS)
Direct premiums.............................. $  880  $  850  $  818
Reinsurance assumed..........................    195     206     207
Reinsurance ceded............................   (171)   (176)   (173)
                                              ------  ------  ------
Premiums..................................... $  904  $  880  $  852
                                              ======  ======  ======
Policy charges and fee income ceded.......... $  718  $  640  $  645
                                              ======  ======  ======
Policyholders' Benefits Ceded................ $  694  $  942  $  527
                                              ======  ======  ======

   Ceded Reinsurance

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains on a per life basis up to $25 million for single lives and $30 million for joint lives with the excess 100% reinsured. The Company also reinsures risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2017, the Company had reinsured with non-affiliates in the aggregate approximately 3.5% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 16.8% of its current liability exposure resulting from the GMIB feature. For additional information, see
   Note 8 "Insurance Liabilities."

   Based on management's estimates of future contract cash flows and experience, the estimated net fair values of the ceded GMIB reinsurance contracts, considered derivatives at December 31, 2017 and 2016 were $10,488 million and $10,314 million, respectively. The increases (decreases) in estimated fair value were $174 million, $(268) million and $(141) million for 2017, 2016 and 2015, respectively.

   At December 31, 2017 and 2016, third-party reinsurance recoverables related to insurance contracts amounted to $2,420 million and $2,458 million, respectively. Additionally, $1,904 million and $2,381 million of the amounts due to reinsurers related to three specific reinsurers, which were Zurich Insurance Company Ltd. (AA -- rating), Connecticut General Life Insurance Company (AA -- rating) and Paul Revere Life Insurance Company (A-rating). A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations, the Company continues to have the direct obligation.

   Reinsurance payables related to insurance contracts were $134 million and $125 million, at December 31, 2017 and 2016, respectively.

   The Company cedes substantially all of its run-off health business to a third party insurer. Insurance liabilities ceded totaled $71 million and $82 million at December 31, 2017 and 2016, respectively.

   The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   Assumed Reinsurance

   In addition to the sale of insurance products, the Company currently acts as a professional retrocessionaire by assuming risk from professional reinsurers. The Company assumes accident, life, health, aviation, special risk and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves were $716 million and $734 million at December 31, 2017 and 2016, respectively.

   For affiliated reinsurance agreements see "Related Party Transactions" in
   Note 11.

10)SHORT-TERM AND LONG-TERM DEBT

   Short-term and long-term debt consists of the following:

                                              DECEMBER 31,
                                              -------------
                                               2017   2016
                                              ------ ------
                                              (IN MILLIONS)
Short-term debt:
   AB revolving credit facility (with
     interest rate of 2.4%).................. $   75 $   --
   AB commercial paper (with interest rates
     of 1.6% and 0.9%).......................    491    513
                                              ------ ------
Total short-term debt........................ $  566 $  513
                                              ------ ------
Long-term debt:
   AXA Equitable non-recourse mortgage debt
     (with interest rate of 4.1%)............     82     --
   AXA Equitable non-recourse mortgage debt
     (with interest rate of 3.9%)............    121     --
                                              ------ ------
Total Short-term and Long-term debt.......... $  769 $  513
                                              ====== ======

   Short-term Debt

   On December 1, 2016, AB entered into a $200 million, unsecured 364-day senior revolving credit facility (the "AB Revolver") with a leading international bank and the other lending institutions that may be party thereto. On November 29, 2017, as part of an amendment and restatement, the maturity date of the AB Revolver was extended from November 29, 2017 to November 28, 2018. There were no other significant changes included in the amendment. The AB Revolver is available for AB's and SCB LLC's business purposes, including the provision of additional liquidity to meet funding requirements primarily related to SCB LLC's operations. Both AB and SCB LLC can draw directly under the AB Revolver and management expects to draw on the AB Revolver from time to time. AB has agreed to guarantee the obligations of SCB LLC under the AB Revolver. The AB Revolver contains affirmative, negative and financial covenants which are identical to those of the AB Credit Facility described below. As of December 31, 2017, AB had $75 million outstanding under the AB Revolver with an interest rate of 2.4%.

   As of December 31, 2017 and 2016, AB had $491 million and $513 million, respectively, in commercial paper outstanding with weighted average interest rates of approximately 1.6% and 0.9%, respectively.

   Long-term Debt

   As of December 31, 2017, AXA Equitable had $121 million and $82 million in mortgage debt outstanding related to two consolidated real estate joint ventures due August 2027 and September 2022, respectively, with weighted average interest rates of approximately 3.9% and 4.1%, respectively.

   Credit Facilities

   Credit facilities available to the Company consist of following:

                                                      DATE                         AVAILABLE TO COMPANY
                                              ---------------------                -------------------
FACILITIES                                      START     MATURITY  TOTAL FACILITY REVOLVER   SWINGLINE
----------                                    ---------- ---------- -------------- ---------  ---------
                                                                              (IN MILLIONS)
SYNDICATED FACILITIES:
   AB Revolver............................... 11/29/2017 11/28/2018 $          200 $     200  $      --
   AB Credit Facility........................ 10/22/2014 10/22/2019 $        1,000 $   1,000  $     240

   Additional Credit Facilities Available

   AB has a $1,000 million committed, unsecured senior revolving credit facility ("AB Credit Facility") with a group of commercial banks and other lenders, which matures on October 22, 2019. The AB Credit Facility provides for possible increases in the principal amount by up to an aggregate incremental amount of $250 million; any such increase is subject to the consent of the affected lenders. The AB Credit Facility is available for AB and SCB LLC's business purposes, including the support of AB's
   $1,000 million commercial paper program. Both AB and SCB LLC can draw directly under the AB Credit Facility and management may draw on the AB Credit Facility from time to time. AB has agreed to guarantee the obligations of SCB LLC under the AB Credit Facility.

   The AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. As of December 31, 2017, AB and SCB LLC were in compliance with these covenants. The AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency- or bankruptcy-related events of default, all amounts payable under the AB Credit Facility automatically would become immediately due and payable, and the lender's commitments automatically would terminate.

   Amounts under the AB Credit Facility may be borrowed, repaid and re-borrowed by AB and SBC LLC from time to time until the maturity of the facility. Voluntary prepayments and commitment reductions requested by AB and SBC LLC are permitted at any time without fee (other than customary breakage costs relating to the prepayment of any drawn loans) upon proper notice and subject to a minimum dollar requirement. Borrowings under the AB Credit Facility bear interest at a rate per annum, which will be, at AB and SBC LLC'S option, a rate equal to an applicable margin, which is subject to adjustment based on the credit ratings of AB, plus one of the following indexes: London Interbank Offered Rate; a floating base rate; or the Federal Funds rate.

   As of December 31, 2017, AB and SCB LLC had no amounts outstanding under the AB Credit Facility and did not draw upon the AB Credit Facility in 2017.

   SCB LLC has three uncommitted lines of credit with three financial institutions. Two of these lines of credit permit SCB LLC to borrow up to an aggregate of approximately $175 million, with AB named as an additional borrower, while line one has no stated limit. As of December 31, 2017, SCB LLC had no bank loans outstanding.

11)RELATED PARTY TRANSACTIONS

   LOANS TO AFFILIATES. In September 2007, AXA issued a $650 million 5.4% Senior Unsecured Note to AXA Equitable. The note pays interest semi-annually and was scheduled to mature on September 30, 2012. In March 2011, the maturity date of the note was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. In November 2014, this loan was refinanced and a new
   $382 million, seven year term loan with an interest rate of 4.0% was issued. In January 2016, the property was sold and a portion of the proceeds was used to repay the $382 million term loan outstanding and a $65 million prepayment penalty.

   In third quarter 2013, AXA Equitable purchased AXA RE Arizona Company's ("AXA RE Arizona") $50 million note receivable from AXA. AXA RE Arizona is a wholly-owned subsidiary of AXA Financial. This note pays interest semi-annually at an interest rate of 5.4% and matures on December 15, 2020.

   LOANS FROM AFFILIATES. In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% which was scheduled to mature on December 1, 2035. In December 2014, AXA Equitable repaid this note at par value plus interest accrued of $1 million to AXA Financial.

   In December 2008, AXA Equitable issued a $500 million callable 7.1% surplus note to AXA Financial. The note paid interest semi-annually and was scheduled to mature on December 1, 2018. In June 2014, AXA Equitable repaid this note at par value plus interest accrued of $3 million to AXA Financial.

   COST SHARING AND SERVICE AGREEMENTS. The Company provides personnel services, employee benefits, facilities, supplies and equipment under service agreements with AXA Financial, certain AXA Financial subsidiaries and affiliates to conduct their business. In addition, the Company participates in certain cost sharing and service agreements with AXA and other nonconsolidated affiliates (collectively, "AXA Affiliates"), including technology and professional development arrangements. The costs related to the cost sharing and service agreements are allocated based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support each company.

   AFFILIATED DISTRIBUTION EXPENSE. AXA Equitable pays commissions and fees to AXA Distribution Holding and its subsidiaries ("AXA Distribution") for sales of insurance products. The commissions and fees paid to AXA Distribution are based on various selling agreements.

   AFFILIATED DISTRIBUTION REVENUE. AXA Distributors, a subsidiary of AXA Equitable, receives commissions and fee revenue from MONY America for sales of its insurance products. The commissions and fees earned from MONY America are based on the various selling agreements.

   INVESTMENT MANAGEMENT AND SERVICE FEES. AXA Equitable FMG, a subsidiary of AXA Equitable, provides investment management and administrative services to EQAT, VIP Trust, 1290 Funds and Other AXA Trusts, all of which are considered related parties. Investment management and service fees earned are calculated as a percentage of assets under management and are recorded as revenue as the related services are performed.

   INVESTMENT MANAGEMENT AND SERVICE EXPENSES. AXA Investment Managers Inc. ("AXA IM") and AXA Rosenberg Investment Management LLC ("AXA Rosenberg") provide sub-advisory services with respect to certain portfolios of EQAT, VIP Trust and the Other AXA Trusts. Also, AXA IM and AXA Real Estate Investment Managers ("AXA REIM") manage certain General Account investments. Fees paid to these affiliates are based on investment advisory service agreements with each affiliate.

   The table below summarizes the expenses reimbursed to/from the Company and fees received/paid by the Company in connection with agreements with AXA Affiliates described above for 2017, 2016 and 2015.

                                                2017     2016     2015
                                              -------- -------- --------
                                                    (in millions)
EXPENSES PAID OR ACCRUED FOR BY THE COMPANY:
General services provided by AXA Affiliates.. $    186 $    188 $    164
Paid or accrued commission and fee expenses
  for sale of insurance products by AXA
  Distribution...............................      608      587      603
Investment management services provided by
  AXA IM, AXA REIM and AXA Rosenberg.........        5        2        1
                                              -------- -------- --------
Total........................................      799      777      768
                                              ======== ======== ========
REVENUE RECEIVED OR ACCRUED FOR BY THE
COMPANY:
General services provided to AXA Affiliates..      456      531      491
Amounts received or accrued for commissions
  and fees earned for sale of MONY America's
  insurance products.........................       43       43       57
Investment management and administrative
  services provided to EQAT, VIP Trust, 1290
  Funds and Other AXA Trusts.................      720      674      707
                                              -------- -------- --------
Total........................................ $  1,219 $  1,248 $  1,255
                                              ======== ======== ========

   INSURANCE RELATED TRANSACTIONS. The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products through reinsurance transactions with AXA RE Arizona.

   The Company currently reinsures to AXA RE Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA RE Arizona also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA RE Arizona provide important capital management benefits to AXA Equitable. At December 31, 2017 and 2016, the Company's GMIB reinsurance asset with AXA RE Arizona had carrying values of $8,594 million and $8,578 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2017, 2016 and 2015 totaled approximately $454 million, $447 million and $453 million, respectively. Ceded claims paid in 2017, 2016 and 2015 were $213 million, $65 million and $54 million, respectively.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA RE Arizona to the extent that AXA RE Arizona holds assets in an irrevocable trust (the "Trust") ($9,786 million at December 31, 2017) and/or letters of credit ($3,990 million at December 31, 2017), out of which $250 million letters of credit are guaranteed by AXA Financial while the rest of the letters of credit are guaranteed by AXA. Under the reinsurance transactions, AXA RE Arizona is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA RE Arizona fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA RE Arizona's liquidity.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life, an affiliate. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis.

   Premiums earned in 2017, 2016 and 2015 were $20 million, $20 million and $21 million, respectively. Claims and expenses paid in 2017, 2016 and 2015 were $5 million, $6 million and $5 million, respectively.

   At December 31, 2017 and 2016, affiliated reinsurance recoverables related to insurance contracts amounted to $2,659 million and $2,177 million, respectively.

   In April 2015, AXA entered into a mortality catastrophe bond based on general population mortality in each of France, Japan and the U.S. The purpose of the bond is to protect AXA against a severe worldwide pandemic. AXA Equitable entered into a stop loss reinsurance agreement with AXA Global Life to protect AXA Equitable with respect to a deterioration in its claim experience following the occurrence of an extreme mortality event. Premiums and expenses associated with the reinsurance agreement were $4 million and $4 million in 2017 and 2016, respectively.

   Investment management and service fees includes certain revenues for services provided by AB to mutual funds sponsored by AB. These revenues are described below:

                                                2017    2016     2015
                                              -------- ------- --------
                                                    (IN MILLIONS)

Investment management and services fees...... $  1,148 $   999 $  1,056
Distribution revenues........................      398     372      415
Other revenues -- shareholder servicing fees.       73      76       85
Other revenues -- other......................        7       6        5

   OTHER TRANSACTIONS. Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable Qualified Pension Plan ("AXA Equitable QP") was transferred from AXA Equitable to AXA Financial under terms of an Assumption Agreement. For additional information regarding this transaction see "Employee Benefit Plans" in Note 12.

   In 2016, AXA Equitable sold artwork to AXA Financial and recognized a $20 million gain on the sale. AXA Equitable used the proceeds received from this sale to make a $21 million donation to AXA Foundation, Inc. (the "Foundation"). The Foundation was organized for the purpose of distributing grants to various tax-exempt charitable organizations and administering various matching gift programs for AXA Equitable, its subsidiaries and affiliates.

   In 2016, AXA Equitable and Saum Sing LLC ("Saum Sing"), an affiliate, formed Broad Vista Partners LLC ("Broad Vista"), of which AXA Equitable owns 70% and Saum Sing owns 30%. On June 30, 2016, Broad Vista entered into a real estate joint venture with a third party and AXA Equitable invested approximately $25 million, reported in Other equity investments in the consolidated balance sheets.

12)EMPLOYEE BENEFIT PLANS

   AXA Equitable Retirement Plans

   AXA Equitable sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $15 million, $16 million and $18 million in 2017, 2016 and 2015, respectively.

   AXA Equitable also sponsors the AXA Equitable Retirement Plan (the "AXA Equitable QP"), a frozen qualified defined benefit pension plan covering its eligible employees and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average income over a specified period in the plan.

   Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable QP was transferred from AXA Equitable to AXA Financial under the terms of an Assumption Agreement (the "Assumption Transaction"). Immediately preceding the Assumption Transaction, the AXA Equitable QP had plan assets (held in a trust for the exclusive benefit of plan participants) with market value of approximately $2,236 million and liabilities of approximately $2,447 million. The assumption by AXA Financial and resulting extinguishment of AXA Equitable's primary liability for its obligations under the AXA Equitable QP was recognized by AXA Equitable as a capital contribution in the amount of $211 million ($137 million, net of tax), reflecting the non-cash settlement of its net unfunded liability for the AXA Equitable QP at December 31, 2015. In addition, approximately
   $1,193 million ($772 million, net of tax) unrecognized net actuarial losses related to the AXA Equitable QP and accumulated in AOCI were also transferred to AXA Financial due to the Assumption Transaction. AXA Equitable remains secondarily liable for its obligations under the AXA Equitable QP and would recognize such liability in the event AXA Financial does not perform under the terms of the Assumption Agreement.

   AB Retirement Plans

   AB maintains the Profit Sharing Plan for Employees of AB, a tax-qualified retirement plan for U.S. employees. Employer contributions under this plan are discretionary and generally are limited to the amount deductible for federal income tax purposes.

   AB also maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AB in the United States prior to October 2, 2000 (the "AB Plan"). Benefits under the
   AB Plan are based on years of credited service and average final base salary.

   AB uses a December 31 measurement date for the AB Plan.

   Funding Policy

   The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Protection Act of 2006 (the "Pension Act"), and not greater than the maximum the Company can deduct for federal income tax purposes. Based on the funded status of the plans at December 31, 2016, AB contributed $4 million to the AB Plan during 2017. AB currently estimates that it will contribute $5 million to the AB Plan during 2018. No minimum funding contributions under ERISA are required to be made to the AXA Equitable plans, and management does not expect to make any discretionary contribution to those plans during 2018.

   Net Periodic Pension Expense

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                                2017     2016     2015
                                              --------  ------  --------
                                                     (IN MILLIONS)
Service cost................................. $     --  $   --  $      8
Interest cost................................        6       6        93
Expected return on assets....................       (5)     (5)     (159)
Actuarial (gain) loss........................        1       1         1
Net amortization.............................       --      --       110
                                              --------  ------  --------
Net Periodic Pension Expense................. $      2  $    2  $     53
                                              ========  ======  ========

   Changes in PBO

   Changes in the PBO of the Company's qualified plans were comprised of:

                                                 DECEMBER 31,
                                              ------------------
                                                2017      2016
                                              --------  --------
                                                 (IN MILLIONS)

Projected benefit obligation, beginning of
  year....................................... $    132  $    129
Interest cost................................        6         6
Actuarial (gains) losses.....................       14         2
Benefits paid................................       (6)       (5)
                                              --------  --------
  Projected Benefit Obligation...............      146       132
Transfer to AXA Financial....................       --        --
                                              --------  --------
Projected Benefit Obligation, End of Year.... $    146  $    132
                                              ========  ========

   Changes in Plan Assets/Funded Status

   The following table discloses the changes in plan assets and the funded status of the Company's qualified pension plans. The fair value of plan assets supporting the AXA Equitable QP liability was not impacted by the Assumption Transaction and the payment of plan benefits will continue to be made from the plan assets held in trust for the exclusive benefit of plan participants.

                                                DECEMBER 31,
                                              ----------------
                                                2017     2016
                                              --------  ------
                                                (IN MILLIONS)

Pension plan assets at fair value, beginning
  of year.................................... $     87  $   86
Actual return on plan assets.................       14       4
Contributions................................        4      --
Benefits paid and fees.......................       (4)     (3)
                                              --------  ------
Pension plan assets at fair value, end of
  year.......................................      101      87
PBO..........................................      146     132
                                              --------  ------
  Excess of PBO Over Pension Plan Assets.....      (45)    (45)
Transfer to AXA Financial.................... $     --  $   --
                                              --------  ------
Excess of PBO Over Pension Plan Assets, end
  of year.................................... $    (45) $  (45)
                                              ========  ======

   Accrued pension costs of $(45) million and $(45) million at December 31, 2017 and 2016, respectively, were recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans. The aggregate PBO/accumulated benefit obligation ("ABO") and fair value of pension plan assets for plans with PBOs/ABOs in excess of their assets were $146 million and $101 million, respectively, at December 31, 2017 and $132 million and $87 million, respectively, at December 31, 2016.

   Unrecognized Net Actuarial (Gain) Loss

   The following table discloses the amounts included in AOCI at December 31, 2017 and 2016 that have not yet been recognized as components of net periodic pension cost.

                                              DECEMBER 31,
                                              -------------
                                               2017   2016
                                              ------ ------
                                              (IN MILLIONS)

Unrecognized net actuarial (gain) loss....... $   55 $   51
Unrecognized prior service cost (credit).....      1      1
                                              ------ ------
  Total...................................... $   56 $   52
                                              ====== ======

   The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are approximately $1.6 million and $23,959, respectively.

   Pension Plan Assets

   The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the fair values of the Company's invested assets that are measured at fair value on a recurring basis. See Note 2 for a description of the fair value hierarchy.

   At December 31, 2017 and 2016, the total fair value of plan assets for the qualified pension plans was approximately $101 million and $87 million, respectively, all supporting the AB qualified retirement plan.

                                              DECEMBER 31,
                                              ------------
                                               2017   2016
                                              -----  -----
Fixed Maturities.............................  15.0%  18.0%
Equity Securities............................  66.0   61.0
Other........................................  19.0   21.0
                                              -----  -----
Total........................................ 100.0% 100.0%
                                              =====  =====

                                              LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
                                              ------- ------- ------- -----
                                                      (IN MILLIONS)
DECEMBER 31, 2017:
ASSET CATEGORIES
Common and preferred equity.................. $    24 $    -- $    -- $  24
Mutual funds.................................      55      --      --    55
                                              ------- ------- ------- -----
  Total assets in the fair value hierarchy...      79      --      --    79
Investments measured at net assets value.....      --      --      --    22
                                              ------- ------- ------- -----
   Investments at fair value................. $    79 $    -- $    -- $ 101
                                              ======= ======= ======= =====
December 31, 2016:
Asset Categories
Common and preferred equity.................. $    21 $    -- $    -- $  21
Mutual funds.................................      47      --      --    47
                                              ------- ------- ------- -----
  Total assets in the fair value hierarchy...      68      --      --    68
Investments measured at net assets value.....      --      --      --    19
                                              ------- ------- ------- -----
   Investments at fair value................. $    68 $    -- $    -- $  87
                                              ======= ======= ======= =====

   Plan asset guidelines for the AB qualified retirement plan specify an allocation weighting of 30% to 60% for return seeking investments (target of 40%), 10% to 30% for risk mitigating investments (target of 15%), 0% to 25% for diversifying investments (target of 17%) and 18% to 38% for dynamic asset allocation (target of 28%). Investments in mutual funds, hedge funds (and other alternative investments), and other commingled investment vehicles are permitted under the guidelines. Investments are permitted in overlay portfolios (regulated mutual funds) to complement the long-term strategic asset allocation. This portfolio overlay strategy is designed to manage short-term portfolio risk and mitigate the effect of extreme outcomes.

   Assumptions

   DISCOUNT RATE

   The benefits obligations and related net periodic costs of the Company's qualified and non-qualified pension plans are measured using discount rate assumptions that reflect the rates at which the plans' benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under each of the plans are discounted using a published high-quality bond yield curve as a practical expedient for a matching bond approach. Beginning in 2014, AXA Equitable uses the Citigroup Pension Above-Median-AA Curve (the "Citigroup Curve") for this purpose. The Company has concluded that an adjustment to the Citigroup Curve is not required after comparing the projected benefit streams of the plans to the cash flows and duration of the reference bonds.

   At December 31, 2015, AXA Equitable refined its calculation of the discount rate to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient. Use of the discrete approach at December 31, 2015 produced a discount rate for the AXA Equitable Life QP of 3.98% as compared to a 4.00% aggregate rate, thereby increasing the net unfunded PBO of the AXA Equitable Life QP by approximately $4 million in 2015.

   MORTALITY

   At December 31, 2015, AXA Equitable concluded to change the mortality projection scale used to measure and report the Company's defined benefit plan obligations from 125% Scale AA to Scale BB, representing a reasonable "fit" to the results of the AXA Equitable QP mortality experience study and a closer alignment to current thinking with respect to projections of mortality improvements.

   In October 2016, the Society of Actuaries ("SOA") released MP-2016, its second annual update to the "gold standard" mortality projection scale issued by the SOA in 2014, reflecting three additional years of historical U.S. population historical mortality data (2012 through 2014). Similar to its predecessor (MP-2015), MP-2016 indicated that, while mortality data continued to show longer lives, longevity was increasing at a slower rate and lagging behind that previously suggested both by MP-2015 and MP-2014. The Company considered this new data as well as observations made from current practice regarding how to best estimate improved trends in life expectancies and concluded to continue using the RP-2000 base mortality table projected on a full generational basis with Scale BB mortality improvements for purposes of measuring and reporting its consolidated defined benefit plan obligations at December 31, 2017.

   Actuarial computations used to determine net periodic costs were made utilizing the following weighted-average assumptions:

                                              Year ended December31,
                                              ---------------------
                                              2017    2016    2015
                                              ----    ----    ----
Discount rate on benefit obligations......... 4.55%   4.75%   4.30%
Expected long-term rate of return on plan
  assets.....................................  6.0%    6.5%    7.0%

   In developing the expected long-term rate of return on plan assets of 6.0%, management considered the historical returns and future expectations for returns for each asset category, as well as the target asset allocation of the portfolio. The expected long-term rate of return on assets is based on weighted average expected returns for each asset class.

   As of December 31, 2017, the mortality projection assumption has been updated to use the generational MP-2017 improvement scale. Previously, mortality was projected generationally using the MP-2016 improvements scale. The base mortality assumption remains at the RP-2014 white-collar mortality table for males and females adjusted back to 2006 using the MP-2014 improvement scale.

   The Internal Revenue Service ("IRS") recently updated the mortality tables used to determine lump sums. For fiscal year-end 2017, we reflected the actual IRS table for 2018 with assumed annual updates for years 2019 and later on the base table (RP-2014 backed off to 2006) with the assumed projection scale of MP-2017.

   The following table discloses assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2017 and 2016. As described above, AXA Equitable refined its calculation of the discount rate for the year ended December 31, 2015 valuation of its defined benefits plans to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient.

                                              DECEMBER 31,
                                              -----------
                                              2017   2016
                                              -----  -----
Discount rates:
   Other AXA Equitable defined benefit plans. 3.17%  3.48%
   AB Qualified Retirement Plan.............. 4.55%  4.75%
   Periodic cost............................. 3.48%   3.7%
   Expected long-term rates of return on
     pension plan assets (periodic cost).....  6.0%   6.5%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

   Future Benefits

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2018, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2017 and include benefits attributable to estimated future employee service.

                                                 PENSION
                                                BENEFITS
                                              -------------
                                              (IN MILLIONS)

2018.........................................  $          7
2019.........................................             7
2020.........................................             5
2021.........................................             6
2022.........................................             8
Years 2023-2027..............................            40

   AXA FINANCIAL ASSUMPTIONS

   In addition to the Assumption Transaction, since December 31, 1999, AXA Financial has legally assumed primary liability from AXA Equitable for all current and future liabilities of AXA Equitable under certain employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with all of these plans, as described in Note 12.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees, financial professionals and non-officer directors of AXA Financial and its subsidiaries, including the Company. AB also sponsors its own unit option plans for certain of its employees.

   Compensation costs for 2017, 2016 and 2015 for share-based payment arrangements as further described herein are as follows:

                                               2017   2016   2015
                                              ------ ------ ------
                                                 (IN MILLIONS)
Performance Shares........................... $   18 $   17 $   18
Stock Options (Other than AB stock options)..      1      1      1
AXA Shareplan................................      9     14     16
Restricted Awards............................    185    154    174
Other Compensation plans/(1)/................      2      1      2
                                              ------ ------ ------
Total Compensation Expenses.................. $  215 $  187 $  211
                                              ====== ====== ======

  /(1)/Other compensation plans include Stock Appreciation Rights, Restricted
       Stock and AXA Miles.

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance shares under the AXA International Performance Shares Plan (the "Performance Share Plan"). Prior to 2013, they were granted performance units under AXA's Performance Unit Plan.

   Non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) are granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA
   ADRs) annually under The Equity Plan for Directors. They also were granted ADR stock options in years prior to 2014.

   Performance Units and Performance Shares

   2017 GRANT. On June 21, 2017, under the terms of the Performance Share Plan, AXA awarded approximately 1.7 million unearned performance shares to employees of the Company. For employees in our retirement and protection businesses, the extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and the retirement and protection businesses are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2017, the expense associated with the June 21, 2017 grant of performance shares was approximately $9 million.

   SETTLEMENT OF 2014 GRANT IN 2017. On March 24, 2017, share distributions totaling of approximately $21 million were made to active and former AXA Equitable employees in settlement of 2.3 million performance shares earned under the terms of the AXA Performance Share Plan 2014.

   2016 GRANT. On June 6, 2016, under the terms of the Performance Share Plan, AXA awarded approximately 1.9 million unearned performance shares to employees of AXA Equitable. For employees in our retirement and protection businesses, the extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and the retirement and protection businesses are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2017 and 2016, the expense associated with the June 6, 2016 grant of performance shares was approximately $4 million and $10 million, respectively.

   SETTLEMENT OF 2013 GRANT IN 2016. On March 22, 2016, cash distributions of approximately $55 million were made to active and former AXA Equitable employees in settlement of 2.3 million performance units earned under the terms of the 2013 Performance Share Plan.

   2015 GRANT. On June 19, 2015, under the terms of the Performance Share Plan, AXA awarded approximately 1.7 million unearned performance shares to employees of AXA Equitable. For employees in our retirement and protection businesses, the extent to which 2016-2018 cumulative performance targets measuring the performance of AXA and the retirement and protection businesses are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2017, 2016 and 2015, the expense associated with the June 19, 2015 grant of performance shares was $3 million, $4 million and $8 million, respectively.

   SETTLEMENT OF 2012 GRANT IN 2015. On April 2, 2015, cash distributions of approximately $53 million were made to active and former AXA Equitable employees in settlement of approximately 2.3 million performance units earned under the terms of the AXA Performance Unit Plan 2012.

   The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for performance unit awards as they are settled in cash. The fair value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2017 and 2016 was $45 million and $31 million, respectively. Approximately 2 million outstanding performance shares are at risk to achievement of 2017 performance criteria, primarily representing all of the performance shares granted June 19, 2015 and the second tranche of performance shares granted March 24, 2014, for which cumulative average 2016-2018 and 2015-2017 performance targets will determine the number of performance units and shares earned under those awards, respectively.

   Stock Options

   2017 GRANT. On June 21, 2017, 0.5 million options to purchase AXA ordinary shares were granted to employees of the Company under the terms of the Stock Option Plan at an exercise price of (Euro)23.92. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 21, 2017, 0.3 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 21, 2017 have a ten-year term. The weighted average grant date fair value per option award was estimated at (Euro)1.78 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 25.05%, a weighted average expected term of 8.8 years, an expected dividend yield of 6.53% and a risk-free interest rate of 0.59%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2017, the Company recognized expenses associated with the June 21, 2017 grant of options of approximately $0.5 million.

   2016 GRANT. On June 6, 2016, 0.6 million options to purchase AXA ordinary shares were granted to employees of the Company under the terms of the Stock Option Plan at an exercise price of (Euro)21.52. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 6, 2016, 0.3 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 6, 2016 have a ten-year term. The weighted average grant date fair value per option award was estimated at (Euro)1.85 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 26.6%, a weighted average expected term of 8.1 years, an expected dividend yield of 6.49% and a risk-free interest rate of 0.33%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2017 and 2016, the Company recognized expenses associated with the June 6, 2015 grant of options of approximately $0.1 million and $0.6 million, respectively.

   2015 GRANT. On June 19, 2015, 0.4 million options to purchase AXA ordinary shares were granted to employees of the Company under the terms of the Stock Option Plan at an exercise price of (Euro)22.90. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 19, 2015, 0.2 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 19, 2015 have a ten-year term. The weighted average grant date fair value per option award was estimated at (Euro)1.58 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 23.68%, a weighted average expected term of 8.2 years, an expected dividend yield of 6.29% and a risk-free interest rate of 0.92%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2017, 2016 and 2015, the Company recognized expenses associated with the June 19, 2015 grant of options of approximately $0.1 million, $0.1 million and $0.3 million, respectively.

   Shares Authorized

   There is no limitation in the Stock Option Plan or the Equity Plan for Directors on the number of shares that may be issued pursuant to option or other grants.

   A summary of the activity in the AXA and the Company's option plans during 2017 follows:

                                                                             Options Outstanding
                                              ---------------------------------------------------------------------------------
                                                      AXA Ordinary Shares             AXA ADRs/(2)/         AB Holding Units
                                              ---------------------------------   ---------------------- ----------------------
                                                                  Weighted                     Weighted               Weighted
                                                Number            Average           Number     Average     Number     Average
                                              Outstanding         Exercise        Outstanding  Exercise  Outstanding  Exercise
                                              (In 000's)           Price          (In 000's)    Price    (In 000's)    Price
                                              -----------  --------------------   -----------  --------- -----------  ---------

Options Outstanding at January 1, 2017.......       9,536        (Euro)   21.02            45  $   24.90       5,085  $   49.45
Options granted..............................         488          (Euro) 23.92            --  $      --          --  $      --
Options exercised............................      (1,996) (Euro)         18.02            (2) $   21.35      (1,180) $   17.04
Options forfeited, net.......................          --  (Euro)            --            --  $      --          --  $      --
Options expired..............................      (2,626)                33.77            (8)     42.62        (823) $   84.96
                                               ----------                         -----------             ----------
Options Outstanding at December 31, 2017.....       5,402  (Euro)         17.36            35  $   20.98       3,082  $   52.37
                                               ==========  ====================   ===========  =========  ==========  =========
Aggregate Intrinsic..........................
Value of Options Outstanding/(1)/............              (Euro)     39,861/(2)/              $     303                     --
                                                           ====================                =========              =========
Weighted Average Remaining Contractual Term
  (in years).................................         4.2                                 1.2                    1.2
                                               ==========                         ===========             ==========
Options Exercisable at December 31, 2017.....       3,406  (Euro)         14.68            35  $   42.62       3,018  $   52.97
                                               ==========  ====================   ===========  =========  ==========  =========
Aggregate Intrinsic Value of Options
  Exercisable & Expected to Vest/(1)/........              (Euro)        34,275                $     303                     --
                                                           ====================                =========              =========
Weighted Average Remaining Contractual Term
  (in years).................................         2.8                                 1.2                    1.1
                                               ==========                         ===========             ==========

  /(1)/Aggregate intrinsic value, presented in thousands, is calculated as the excess of the closing market price on December 31, 2017 of the respective underlying shares over the strike prices of the option awards.
  /(2)/AXA ordinary shares will be delivered to participants in lieu of AXA
       ADRs at exercise or maturity.

   No stock options were exercised in 2017 and 2016. The intrinsic value related to exercises of stock options during 2015 was approximately
   $0.2 million, resulting in amounts currently deductible for tax purposes of approximately $0.1 million for the period then ended. In 2015, windfall tax benefits of approximately $0.1 million resulted from exercises of stock option awards.

   At December 31, 2017, AXA Financial held 22,974 AXA ordinary shares in treasury at a weighted average cost of $23.14 per share, which were designated to fund future exercises of outstanding stock options.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2017, 2016 and 2015, respectively.

                                                   AXA Ordinary Shares       AB Holding Units/(1)/
                                              ----------------------------  -----------------------
                                                2017      2016      2015    2017   2016      2015
                                              --------  --------  --------  ---- --------  --------

Dividend yield...............................     6.53%     6.49%     6.29%  N/A     7.10%     7.10%
Expected volatility..........................    25.05%    26.60%    23.68%  N/A    31.00%    32.10%
Risk-free interest rates.....................     0.59%     0.33%     0.92%  N/A     1.30%     1.50%
Expected life in years.......................     8.83       8.1       8.2   N/A      6.0       6.0
Weighted average fair value per option at
  grant date................................. $   2.01  $   2.06  $   1.73   N/A $   2.75  $   4.13

  /(1)/There were no options to buy AB Holding Units awarded during 2017. As such, the input assumptions for 2017 are not applicable.

   As of December 31, 2017, approximately $1 million of unrecognized compensation cost related to unvested stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 2.8 years.

   AXA OPTIONS VALUATION. The fair value of AXA stock options is calculated using the Black-Scholes option pricing model. The expected AXA dividend yield is based on market consensus. AXA share price volatility is estimated on the basis of implied volatility, which is checked against an analysis of historical volatility to ensure consistency. The risk-free interest rate is based on the Euro Swap Rate curve for the appropriate term. The effect of expected early exercise is taken into account through the use of an expected life assumption based on historical data.

   AB HOLDING UNIT OPTIONS VALUATION. The fair value of units representing assignments of beneficial ownership of limited partnership interests in AB Holding ("AB Holding Units") options is calculated using the Black-Scholes option pricing model. The expected cash distribution yield is based on the average of our distribution yield over the past four quarters. The volatility factor represents historical AB Holding Units price volatility over the same period as the expected term. The risk-free interest rate is based on the U.S. Treasury bond yield for the appropriate expected term. The expected term was calculated using the simplified method, due to the lack of sufficient historical data.

   Restricted Awards

   Under The Equity Plan for Directors, AXA Financial grants non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) restricted AXA ordinary shares. Likewise, AB awards restricted AB Holding units to independent members of its General Partner.

   The Company has also granted restricted AXA ordinary share units ("RSUs") to certain executives. The RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

   For 2017, 2016 and 2015, respectively, the Company recognized compensation costs of $185 million, $154 million and $174 million for outstanding restricted stock and RSUs. The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes are made until settlement and only for RSUs. At December 31, 2017, approximately
   19.1 million restricted AXA ordinary shares and AB Holding unit awards remain unvested. At December 31, 2017, approximately $57 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 3.0 years.

   The following table summarizes restricted AXA ordinary share activity for 2017. In addition, approximately 11,069 RSUs were granted during 2017 with graded vesting over a weighted average service period of 2.06 years.

                                                          WEIGHTED
                                              SHARES OF   AVERAGE
                                              RESTRICTED GRANT DATE
                                                STOCK    FAIR VALUE
                                              ---------- ----------
Unvested as of January 1, 2017...............     36,306 $    24.46
Granted......................................     12,929 $    27.49
Vested.......................................     11,819 $    24.30
                                               --------- ----------
Unvested as of December 31, 2017.............     37,416 $    24.04
                                               ========= ==========

   Unrestricted Awards

   Under the Equity Plan for Directors, AXA Financial provides a stock retainer to non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable). Pursuant to the terms of the retainer, the non-officer directors receive AXA ordinary shares valued at $55,000 each year, paid on a semi-annual basis. These shares are not subject to any vesting requirement or other restriction.

   AXA Shareplan

   In 2017, eligible employees of participating AXA Financial subsidiaries (including AXA Equitable) were offered the opportunity to purchase newly issued AXA ordinary shares, subject to plan limits, under the terms of AXA Shareplan 2017. Eligible employees could have reserved a share purchase during the reservation period from August 28, 2017 through September 8, 2017 and could have canceled their reservation or elected to make a purchase for the first time during the retraction/subscription period from October 13, 2017 through October 17, 2017. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 11, 2017 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of (Euro)20.19 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at an 8.98% formula discounted price of (Euro)22.96 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty-two week period preceding the scheduled end date of AXA Shareplan 2017, which is July 1, 2022. All subscriptions became binding and irrevocable on October 17, 2017.

   The Company recognized compensation expense of $9 million, $14 million and $16 million in 2017, 2016 and 2015 in connection with each respective year's offering of AXA stock under the AXA Shareplan, representing the aggregate discount provided to AXA Equitable participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. AXA Equitable participants in AXA Shareplan 2017, 2016 and 2015 primarily invested under Investment Option B for the purchase of approximately $4 million, $6 million and $5 million AXA ordinary shares, respectively.

   AXA Miles Program 2012

   On March 16, 2012, under the terms of the AXA Miles Program 2012, AXA granted 50 AXA Miles to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents a phantom share of AXA stock that will convert to an actual AXA ordinary share at the end of a four-year vesting period provided the employee or financial professional remains in the employ of the company or has retired from service. Half of each AXA Miles grant, or 25 AXA Miles, were subject to an additional vesting condition that required improvement in at least one of two AXA performance metrics in 2012 as compared to 2011. This vesting condition has been satisfied. On March 16, 2016, AXA ordinary share distributions totaling approximately $4 million were made to active and former employees of the Company in settlement of approximately 0.2 million AXA Miles earned under the terms of the AXA Miles Program 2012.

   AB Long-term Incentive Compensation Plans

   AB maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AB Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect, wholly-owned subsidiary of the Company, is obligated to make capital contributions to AB in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AB in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in AB Holding Units or certain investment products (primarily mutual funds) sponsored by AB. Beginning in 2009, annual awards granted under the Amended and Restated AB Incentive Compensation Award Program were in the form of restricted AB Holding Units.

   AB engages in open-market purchases of AB Holding Units to help fund anticipated obligations under its incentive compensation award program, for purchases of AB Holding Units from employees and other corporate purposes. During 2017 and 2016, AB purchased 9 million and 11 million Holding units for $220 million and $237 million respectively. These amounts reflect open-market purchases of 5 million and 8 million AB Holding units for $117 million and $176 million, respectively, with the remainder relating to purchases of AB Holding units from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, offset by AB Holding units purchased by employees as part of a distribution reinvestment election.

   During 2017, AB granted to employees and eligible directors 8.3 million restricted AB Holding unit awards (including 6.1 million granted in December for 2017 year-end awards).

   During 2016, AB granted to employees and eligible directors 7.0 million restricted AB Holding awards (including 6.1 million granted in December 2016 for year-end awards). The cost of awards made in the form of restricted AB Holding Units was measured, recognized, and disclosed as a share-based compensation program.

   During 2017 and 2016, AB Holding issued 1.2 million and 0.4 million AB Holding units, respectively, upon exercise of options to buy AB Holding units. AB Holding used the proceeds of $20 million and $6 million, respectively, received from employees as payment in cash for the exercise price to purchase the equivalent number of newly-issued AB Holding Units.

   Effective as of September 30, 2017, AB established the AB 2017 Long Term Incentive Plan ("2017 Plan"), which was adopted at a special meeting of AB Holding Unitholders held on September 29, 2017. The following forms of awards may be granted to employees and Eligible Directors under the 2017
   Plan: (i) restricted AB Holding Units or phantom restricted AB Holding Units (a "phantom" award is a contractual right to receive AB Holding Units at a later date or upon a specified event); (ii) options to buy AB Holding Units; and (iii) other AB Holding Unit-based awards (including, without limitation, AB Holding Unit appreciation rights and performance awards). The purpose of the 2017

   Plan is to promote the interest of AB by: (i) attracting and retaining talented officers, employees and directors, (ii) motivating such officers, employees and directors by means of performance-related incentives to achieve longer-range business and operational goals, (iii) enabling such officers, employees and directors to participate in the long-term growth and financial success of AB, and (iv) aligning the interests of such officers, employees and directors with those of AB Holding Unitholders. The 2017 Plan will expire on September 30, 2027, and no awards under the 2017 Plan will be made after that date. Under the 2017 Plan, the aggregate number of AB Holding Units with respect to which awards may be granted is 60 million, including no more than 30 million newly-issued AB Holding units.

   As of December 31, 2017, no options to buy AB Holding units had been granted and 6.1 million AB Holding units, net of withholding tax requirements, were subject to other AB Holding Unit awards made under the 2017 Plan or an equity compensation plan with similar terms that was canceled in 2017. AB Holding Unit-based awards (including options) in respect of 53.9 million AB Holding units were available for grant as of December 31, 2017.

   The AllianceBernstein 2010 Long Term Incentive Plan, as amended, was canceled on September 30, 2017. The awards and terms under the 2010 Long Term Incentive Plan were substantially similar to the 2017 Plan.

14)INCOME TAXES

   Income (loss) from continuing operations before income taxes included income from domestic operations of $2,115 million, $505 million and $924 million for the years ended December 31, 2017, 2016 and 2015, and income (losses) from foreign operations of $140 million, $117 million and $114 million for the years ended December 31, 2017, 2016 and 2015. Approximately $29 million, $31 million, and $28 million of the company's income tax expense is attributed to foreign jurisdictions for the years ended December 31, 2017, 2016 and 2015.

   A summary of the income tax (expense) benefit in the consolidated statements of income (loss) follows:

                                                 2017       2016     2015
                                              ----------  -------  -------
                                                      (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit.................. $       (6) $  (274) $   (19)
  Deferred (expense) benefit.................      1,145      358       41
                                              ----------  -------  -------
Total........................................ $    1,139  $    84  $    22
                                              ==========  =======  =======

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the income before income taxes and noncontrolling interest by the expected Federal income tax rate of 35.0%. The sources of the difference and their tax effects are as follows:

                                                 2017      2016     2015
                                              ---------  -------  --------
                                                      (IN MILLIONS)

Expected income tax (expense) benefit........ $    (789) $  (218) $   (363)
Noncontrolling interest......................       175      162       118
Non-taxable investment income (loss).........       250      175       189
Tax audit interest...........................        (6)     (22)        1
State income taxes...........................        (3)      (8)        1
Tax settlements/Uncertain Tax Position
  Release....................................       221       --        77
Change in Tax Law............................     1,308       --        --
Other........................................       (17)      (5)       (1)
                                              ---------  -------  --------
Income tax (expense) benefit................. $   1,139  $    84  $     22
                                              =========  =======  ========

   During the second quarter of 2017, the Company agreed to the Internal Revenue Service's Revenue Agent's Report for its consolidated 2008 and 2009 Federal corporate income tax returns. The impact on the Company's financial statements and unrecognized tax benefits was a tax benefit of $221 million.

   In second quarter 2015, the Company recognized a tax benefit of $77 million related to settlement with the IRS on the appeal of proposed adjustments to the Company's 2004 and 2005 Federal corporate income tax returns.

   The Tax Cuts and Jobs Act (the "Tax Reform Act") was enacted on December 22, 2017. The SEC issued Staff Accounting Bulletin No. 118 ("SAB 118") to address the application of U.S. GAAP in situations where a company does not have the necessary information available to complete its accounting for certain income tax effects of the Tax Reform Act. In accordance with SAB 118, the Company determined reasonable estimates for certain effects of the Tax Reform Act and recorded those estimates as provisional amounts in the 2017 financial statements due to the need for further analysis, collection and preparation of the relevant data necessary to complete the accounting. These amounts are subject to change as the information necessary to complete the calculations is obtained and as tax authorities issue further guidance.

   The following provisional amounts related to the impact of the Tax Reform Act are included in the Company's financial statements:

      . An income tax benefit of $1,331 million from the reduction of deferred tax liabilities due to lower corporate tax rates. The Company will recognize changes to this estimate as the calculation of cumulative temporary differences is refined.

      . An income tax expense of $23 million to account for the deemed repatriation of foreign earnings. The determination of this tax requires further analysis regarding the amount and composition of historical foreign earnings.

   The components of the net deferred income taxes are as follows:

                                               DECEMBER 31, 2017    December 31, 2016
                                              -------------------- --------------------
                                               ASSETS  LIABILITIES  Assets  Liabilities
                                              -------- ----------- -------- -----------
                                                            (IN MILLIONS)

Compensation and related benefits............ $     47  $       -- $     88  $       --
Net operating loss...........................       --          --       --          --
Reserves and reinsurance.....................       --          83       --         534
DAC..........................................       --         821       --       1,463
Unrealized investment gains (losses).........       --         298       --          23
Investments..................................       --         997       --       1,062
Alternative minimum tax credits..............      387          --      394          --
Other........................................       67          --        5          --
                                              --------  ---------- --------  ----------
Total........................................ $    501  $    2,199 $    487  $    3,082
                                              ========  ========== ========  ==========

   As of December 31, 2017, the Company had $387 million of AMT credits which do not expire. While the Tax Reform Act repealed the corporate AMT and allows for the refund of a portion of accumulated minimum tax credits, the refundable credits may be subject to a sequestration fee. Included in the deferred tax revaluation is a $20 million charge related to the sequestration of refundable AMT credits.

   In accordance with the recently enacted Tax Reform Act, the Company provided a $23 million provisional charge on the deemed repatriation of earnings associated with non-U.S. corporate subsidiaries. Therefore, the Company is no longer asserting permanent reinvestment of earnings overseas. Per SAB 118, the Company continues to evaluate the remaining income tax effects on the reversal of the indefinite reinvestment assertion as a result of the Tax Reform Act.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                               2017    2016   2015
                                              ------  ------ ------
                                                  (IN MILLIONS)

Balance at January 1,........................ $  457  $  418 $  475
Additions for tax positions of prior years...     28      39     44
Reductions for tax positions of prior years..   (245)     --   (101)
Additions for tax positions of current year..     --      --     --
Settlements with Tax Authorities.............    (33)     --     --
                                              ------  ------ ------
Balance at December 31,...................... $  207  $  457 $  418
                                              ------  ------ ------
Unrecognized tax benefits that, if
  recognized, would impact the effective rate    172     329    293
                                              ======  ====== ======

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2017 and 2016 were $23 million and $67 million, respectively. For 2017, 2016 and 2015, respectively, there were $(44) million, $15 million and $(25) million in interest expense related to unrecognized tax benefits.

   It is reasonably possible that the total amount of unrecognized tax benefits will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

   As of December 31, 2017, tax years 2010 and subsequent remain subject to examination by the IRS.

15)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in Net income (loss). The balances for the past three years follow:

                                                 DECEMBER 31,
                                              ------------------
                                               2017  2016   2015
                                              -----  ----  -----
                                                 (IN MILLIONS)
Unrealized gains (losses) on investments..... $ 617  $ 54  $ 248
Foreign currency translation adjustments.....   (36)  (77)   (59)
Defined benefit pension plans................   (51)  (46)   (43)
                                              -----  ----  -----
Total accumulated other comprehensive income
  (loss).....................................   530   (69)   146
                                              -----  ----  -----
Less: Accumulated other comprehensive
  (income) loss attributable to
  noncontrolling interest....................    68    86     69
                                              -----  ----  -----
Accumulated Other Comprehensive Income
  (Loss) Attributable to AXA Equitable....... $ 598  $ 17  $ 215
                                              =====  ====  =====

   The components of OCI for the past three years, net of tax, follow:

                                                 2017   2016    2015
                                                -----  -----  -------
                                                    (IN MILLIONS)
Foreign currency translation adjustments:
  Foreign currency translation gains
   (losses) arising during the period.......... $  41  $ (18) $   (25)
  (Gains) losses reclassified into net
   income (loss) during the period.............    --     --       --
                                                -----  -----  -------
  Foreign currency translation adjustment......    41    (18)     (25)
                                                -----  -----  -------
Change in net unrealized gains (losses) on
  investments:
  Net unrealized gains (losses) arising
   during the year.............................   741   (160)  (1,020)
  (Gains) losses reclassified into net
   income (loss) during the year/(1)/..........     8      2       12
                                                -----  -----  -------
Net unrealized gains (losses) on investments...   749   (158)  (1,008)
Adjustments for policyholders' liabilities,
  DAC, insurance liability loss recognition
  and other....................................  (186)   (36)     176
                                                -----  -----  -------
Change in unrealized gains (losses), net of
  adjustments (net of deferred income tax
  expense (benefit) of $(244) million, $(97)
  million, and $(454) million).................   563   (194)    (832)
                                                -----  -----  -------
Change in defined benefit plans:
  Net gain (loss) arising during the year......    --     --       --
  Prior service cost arising during the year...    --     --       --
   Less: reclassification adjustments to net
     income (loss) for:/(2)/...................
     Amortization of net (gains) losses
       included in net periodic cost...........    (5)    (3)      (4)
     Amortization of net prior service
       credit included in net periodic cost....    --     --       --
                                                -----  -----  -------
Change in defined benefit plans (net of
  deferred income tax expense (benefit) of
  $(2), $(2) and $(2)).........................    (5)    (3)      (4)
                                                -----  -----  -------
Total other comprehensive income (loss), net
  of income taxes..............................   599   (215)     861
Less: Other comprehensive (income) loss
  attributable to noncontrolling interest......   (18)    17       15
                                                -----  -----  -------
Other Comprehensive Income (Loss)
  Attributable to AXA Equitable................ $ 581  $(198) $  (846)
                                                =====  =====  =======

  /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(5) million, $(1) million and $(6) million for 2017, 2016 and 2015, respectively.

  /(2)/These AOCI components are included in the computation of net periodic costs (see "Employee Benefit Plans" in Note 12). Reclassification amounts presented net of income tax expense (benefit) of $2 million, $2 million and $2 million for 2017, 2016 and 2015, respectively.

   Investment gains and losses reclassified from AOCI to net income (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of income (loss). Amounts reclassified from AOCI to net income (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefit expenses in the consolidated statements of income (loss). Amounts presented in the table above are net of tax.

16)COMMITMENTS AND CONTINGENT LIABILITIES

   LITIGATION

   Litigation, regulatory and other loss contingencies arise in the ordinary course of the Company's activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, the use of captive reinsurers, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters.

   As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

   The outcome of a litigation or regulatory matter is difficult to predict and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

   For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2017, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date, to be up to approximately
   $90 million.

   For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

   In July 2011, a derivative action was filed in the United States District Court for the District of New Jersey entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("Sivolella Litigation") and a substantially similar action was filed in January 2013 entitled Sanford ET AL. v. AXA Equitable FMG ("Sanford Litigation"). These lawsuits were filed on behalf of a total of twelve mutual funds and, among other things, seek recovery under (i) Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and AXA Equitable FMG for investment management services and administrative services and
   (ii) a variety of other theories including unjust enrichment. The Sivolella Litigation and the Sanford Litigation were consolidated and a 25-day trial commenced in January 2016 and concluded in February 2016. In August 2016, the District Court issued its decision in favor of AXA Equitable and AXA Equitable FMG, finding that the plaintiffs had failed to meet their burden to demonstrate that AXA Equitable and AXA Equitable FMG breached their fiduciary duty in violation of Section 36(b) of the Investment Company Act or show any actual damages. In September 2016, the plaintiffs filed a motion to amend the District Court's trial opinion and to amend or make new findings of fact and/or conclusions of law. In December 2016, the District Court issued an order denying the motion to amend and plaintiffs filed a notice to appeal the District Court's decision to the U.S. Court of Appeals for the Third Circuit. We are vigorously defending this matter.

   In April 2014, a lawsuit was filed in the United States District Court for the Southern District of New York, now entitled Ross v. AXA Equitable Life Insurance Company. The lawsuit is a putative class action on behalf of all persons and entities that, between 2011 and March 11, 2014, directly or indirectly, purchased, renewed or paid premiums on life insurance policies issued by AXA Equitable (the "Policies"). The complaint alleges that AXA Equitable did not disclose in its New York statutory annual statements or elsewhere that the collateral for certain reinsurance transactions with affiliated reinsurance companies was supported by parental guarantees, an omission that allegedly caused AXA Equitable to misrepresent its "financial condition" and "legal reserve system." The lawsuit seeks recovery under
   Section 4226 of the New York Insurance Law of all premiums paid by the class for the Policies during the relevant period. In July 2015, the Court granted AXA Equitable's motion to dismiss for lack of subject matter jurisdiction. In April 2015, a second action in the United States District Court for the Southern District of New York was filed on behalf of a putative class of variable annuity holders with "Guaranteed Benefits Insurance Riders," entitled Calvin W. Yarbrough, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. The new action covers the same class period, makes substantially the same allegations, and seeks the same relief as the Ross action. In October 2015, the Court, on its own, dismissed the Yarbrough litigation on similar grounds as the Ross litigation. In December 2015, the Second Circuit denied the plaintiffs motion to consolidate their appeals but ordered that the appeals be heard together before a single panel of judges. In February 2017, the Second Circuit affirmed the decisions of the district court in favor of AXA Equitable, and that decision is now final because the plaintiffs failed to file a further appeal.

   In November 2014, a lawsuit was filed in the Superior Court of New Jersey, Camden County entitled Arlene Shuster, on behalf of herself and all others similarly situated v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all AXA Equitable variable life insurance policyholders who allocated funds from their policy accounts to investments in AXA Equitable's Separate Accounts, which were subsequently subjected to the volatility management strategy and who suffered injury as a result thereof. The action asserts that AXA Equitable breached its variable life insurance contracts by implementing the volatility management strategy. In February 2016, the Court dismissed the complaint. In March 2016, the plaintiff filed a notice of appeal. In August 2015, another lawsuit was filed in Connecticut Superior Court, Judicial Division of New Haven entitled Richard T. O'Donnell, on behalf of himself and all others similarly situated
   v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all persons who purchased variable annuities from AXA Equitable, which were subsequently subjected to the volatility management strategy and who suffered injury as a result thereof. Plaintiff asserts a claim for breach of contract alleging that AXA Equitable implemented the volatility management strategy in violation of applicable law. In November 2015, the Connecticut Federal District Court transferred this action to the United States District Court for the Southern District of New York. In March 2017, the Southern District of New York granted AXA Equitable's motion to dismiss the complaint. In April 2017, the plaintiff filed a notice of appeal. In April 2018, the appellate court reversed the trial court's decision and remanded the case back to Connecticut state court. We are vigorously defending these matters.

   In February 2016, a lawsuit was filed in the United States District Court for the Southern District of New York entitled Brach Family Foundation, Inc.
   v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action brought on behalf of all owners of universal life ("UL") policies subject to AXA Equitable's COI increase. In early 2016, AXA Equitable raised COI rates for certain UL policies issued between 2004 and 2007, which had both issue ages 70 and above and a current face value amount of $1 million and above. The current complaint alleges a claim for breach of contract and a claim that AXA Equitable made misrepresentations in violation of
   Section 4226 of the New York Insurance Law ("Section 4226"). Plaintiff seeks
   (a) with respect to its breach of contract claim, compensatory damages, costs, and, pre- and post-judgment interest, and (b) with respect to its claim concerning Section 4226, a penalty in the amount of premiums paid by the plaintiff and the putative class. AXA Equitable's response to the complaint was filed in February 2017. Additionally, a separate putative class action and seven individual actions challenging the COI increase have been filed against AXA Equitable in Federal or State courts. Within that group, all of the outstanding Federal actions (the second putative class action and three individual actions) have been transferred to the Federal court where the Brach Family Foundation, Inc. litigation is pending. In October 2017, the Brach court entered an order consolidating the Brach class action and the other putative class action for all purposes and has also ordered that the three individual actions be consolidated with the Brach litigation for the purposes of coordinating pre-trial activities. We are in various stages of motion practice in each of these matters and are vigorously defending them.

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2018 and the four successive years are $214 million, $207 million, $177 million, $169 million, $156 million and $334 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2018 and the four successive years is $56 million, $58 million, $41 million, $40 million, $37 million and $60 million thereafter.

   Rent expense, which is amortized on a straight-line basis over the life of the lease, was $142.9 million, $140.2 million, $137.7 million, respectively, for the years ended December 31, 2017, 2016 and 2015, net of sublease income of $16.4 million, $15.8 million, $5.2 million, respectively, for the years ended December 31, 2017, 2016 and 2015.

   Obligations under Funding Agreements

   Entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLBNY stock and the pledge of assets as collateral, AXA Equitable has purchased FHLBNY stock of $144 million and pledged collateral with a carrying value of $4,510 million, as of December 31, 2017. AXA Equitable issues short-term funding agreements to the FHLBNY and uses the funds for asset liability and cash management purposes. AXA Equitable issues long term funding agreements to the FHLBNY and uses the funds for spread lending purposes. Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. For other instruments used for asset/liability and cash management purposes, see "Derivative and offsetting assets and liabilities" included in Note 3. The table below summarizes AXA Equitable's activity of funding agreements with the FHLBNY.

                                               OUTSTANDING                                           REPAID
                                              BALANCE AT END      MATURITY OF        ISSUED DURING DURING THE
                                                 OF YEAR       OUTSTANDING BALANCE     THE YEAR       YEAR
                                              --------------- ---------------------- ------------- ----------
                                                                       (IN MILLIONS)
DECEMBER 31, 2017:
Short-term FHLBNY funding agreements.........             500 less than one month            6,000      6,000
Long-term FHLBNY funding agreements..........           1,244 less than 4 years                324
                                                          377 Less than 5 years                303
                                                          879 great than five years            135
                                              ---------------                        ------------- ----------
Total long-term funding agreements...........           2,500                                  762         --
                                              ---------------                        ------------- ----------
Total FHLBNY funding agreements at
  December 31, 2017/(1)/.....................           3,000                                6,762      6,000
                                              ===============                        ============= ==========
December 31, 2016:
Short-term FHLBNY funding agreements......... $           500 less than one month    $       6,000 $    6,000
Long-term FHLBNY funding agreements.......... $            58 less than 4 years      $          58 $       --
                                              $           862 Less than 5 years      $         862 $       --
                                              $           818 great than five years  $         818 $       --
                                              ---------------                        ------------- ----------
Total long-term funding agreements........... $         1,738                        $       1,738 $       --
                                              ---------------                        ------------- ----------
Total FHLBNY funding agreements at
  December 31, 2016.......................... $         2,238                        $       7,738 $    6,000
                                              ===============                        ============= ==========

  /(1)/The $14 million difference between the funding agreements carrying value shown in fair value table for 2017 reflects the remaining amortization of a hedge implemented and closed, which locked in the funding agreements borrowing rates.

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2017, 2016 and 2015, respectively, AXA Equitable recorded $29 million, $21 million and $3 million pre-tax charges related to severance and lease costs. The amounts recorded in 2015 included pre-tax charges of $25 million, respectively, related to the reduction in office space in the Company's 1290 Avenue of the Americas, New York, NY headquarters. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                              DECEMBER 31,
                                              ------------
                                               2017   2016
                                              -----  -----
                                              (IN MILLIONS)
SEVERANCE
Balance, beginning of year................... $  22  $  11
Additions....................................    17     20
Cash payments................................   (14)    (9)
Other reductions.............................    (2)    --
                                              -----  -----
Balance, end of Year......................... $  23  $  22
                                              =====  =====

                                               DECEMBER 31,
                                              --------------
                                               2017    2016
                                              ------  ------
                                               (IN MILLIONS)
LEASES
Balance, beginning of year................... $  170  $  190
Expense incurred.............................     29      12
Deferred rent................................     10       5
Payments made................................    (48)    (42)
Interest accretion...........................      4       5
                                              ------  ------
Balance, end of year......................... $  165  $  170
                                              ======  ======

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2017, these arrangements include commitments by the Company to provide equity financing of $715 million (including $193 million with affiliates and $22 million on consolidated VIEs) to certain limited partnerships and real estate joint ventures under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2017. The Company had $636 million of commitments under existing mortgage loan agreements at December 31, 2017.

   AB maintains a guarantee in connection with the AB Credit Facility. If SCB LLC is unable to meet its obligations, AB will pay the obligations when due or on demand. In addition, AB maintains guarantees totaling $375 million for the three of SCB LLC's four uncommitted lines of credit.

   AB maintains a guarantee with a commercial bank, under which it guarantees the obligations in the ordinary course of business of SCB LLC, Sanford C. Bernstein Limited ("SCBL") and AllianceBernstein Holdings (Cayman) Ltd. ("AB Cayman"). AB also maintains three additional guarantees with other commercial banks under which it guarantees approximately $410 million of obligations for SCBL. In the event that SCB LLC, SCBL or AB Cayman is unable to meet its obligations, AB will pay the obligations when due or on demand.

   During 2010, as general partner of the AB U.S. Real Estate L.P. (the "Real Estate Fund"), AB committed to invest $25 million in the Real Estate
   Fund. As of December 31, 2017, AB had funded $22 million of this commitment. As general partner of the AB U.S. Real Estate II L.P. ("Real Estate Fund II"), AB committed to invest $28 million in Real Estate Fund II. As of December 31, 2017, AB funded $10 million of this commitment

   During 2012, AB entered into an investment agreement under which it committed to invest up to $8 million in an oil and gas fund over a three-year period. As of December 31, 2017, AB had funded $6 million of this commitment.

   AB has not been required to perform under any of the above agreements and currently have no liability in connection with these agreements.

17)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under New York Insurance law, a domestic life insurer may not, without prior approval of the NYDFS, pay a dividend to its shareholders exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than approximately $1,242 million during 2018. Payment of dividends exceeding this amount requires the insurer to file a notice of its intent to declare such dividends with the NYDFS who then has 30 days to disapprove the distribution. For 2017, 2016 and 2015, respectively, AXA Equitable's statutory net income (loss) totaled $894 million, $679 million and $2,038 million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $7,988 million and $5,278 million at December 31, 2017 and 2016, respectively. In 2017, AXA Equitable did not pay shareholder dividends and in 2016, AXA Equitable paid $1,050 million in shareholder dividends. In 2015, AXA Equitable paid $767 million in shareholder dividends and transferred approximately 10.0 million in Units of AB (fair value of $245 million) in the form of a dividend to AEFS.

   At December 31, 2017, AXA Equitable, in accordance with various government and state regulations, had $61 million of securities on deposit with such government or state agencies.

   In 2015, AXA Equitable repaid $200 million of third party surplus notes at maturity.

   At December 31, 2017 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2017.

   The Company cedes a portion of their statutory reserves to AXA RE Arizona, a captive reinsurer, as part of the Company's capital management strategy. AXA RE Arizona prepares financial statements in a special purpose framework for statutory reporting.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AB and AB Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (h) computer software development costs are capitalized under GAAP but expensed under SAP; (i) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under GAAP, (j) the fair valuing of all acquired assets and liabilities including intangible assets are required for GAAP purchase accounting and
   (k) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under GAAP.

18)BUSINESS SEGMENT INFORMATION

   The Company has four reportable segments: Individual Retirement, Group Retirement, Investment Management and Research and Protection Solutions.

   The Company changed its segment presentation in the fourth quarter 2017. The segment disclosures are based on the intention to provide the users of the financial statements with a view of the business from the Company's perspective. As a result, the Company determined that it is more useful for a user of the financial statements to assess the historical performance on the basis which management currently evaluates the business. The reportable segments are based on the nature of the business activities, as they exist as of the initial filing date.

   These segments reflect the manner by which the Company's chief operating decision maker views and manages the business. A brief description of these segments follows:

      . The Individual Retirement segment offers a diverse suite of variable annuity products which are primarily sold to affluent and high net worth individuals saving for retirement or seeking retirement income.

      . The Group Retirement segment offers tax-deferred investment and retirement plans to be sponsored by educational entities, municipalities and not-for-profit entities as well as small and medium-sized businesses.

      . The Investment Management and Research segment provides diversified investment management, research and related solutions globally to a broad range of clients through three main client channels-Institutional, Retail and Private Wealth Management-and distributes its institutional research products and solutions through Bernstein Research Services.

      . The Protection Solutions segment includes our life insurance and group employee benefits businesses. Our life insurance business offers a variety of variable universal life, universal life and term life products to help affluent and high net worth individuals, as well as small and medium-sized business owners, with their wealth protection, wealth transfer and corporate needs. Our group employee benefits business offers a suite of dental, vision, life, and short- and long-term disability and other insurance products to small and medium-size businesses across the United States.

   MEASUREMENT

   Operating earnings (loss) is the financial measure which primarily focuses on the Company's segments' results of operations as well as the underlying profitability of the Company's core business. By excluding items that can be distortive and unpredictable such as investment gains (losses) and investment income (loss) from derivative instruments, the Company believes operating earnings (loss) by segment enhances the understanding of the Company's underlying drivers of profitability and trends in the Company's segments. Operating earnings is calculated by adjusting each segment's Net income (loss) attributable to AXA Equitable for the following items:

      . Adjustments related to GMxB features include changes in the fair value of the derivatives we use to hedge our GMxB features within our variable annuity products, the effect of benefit ratio unlock adjustments and changes in the fair value of the embedded derivatives of our GMxB riders reflected within variable annuity products net derivative result;

      . Investment (gains) losses, which includes other-than-temporary impairments of securities, sales or disposals of securities/investments, realized capital gains/losses, and valuation allowances;

      . Derivative (gains) losses from certain derivative instruments, which includes net derivative (gains) losses, excluding derivative instruments used to hedge risks associated with interest margins on interest sensitive life and annuity contracts, replicate credit exposure of fixed maturity securities, replicate a dollar-denominated fixed-coupon cash bonds, Separate Account fee hedges, and freestanding and embedded derivatives associated with products with GMxB features;

      . Net actuarial (gains) losses, which includes actuarial gains and losses as a result of differences between actual and expected experience on pension plan assets or projected benefit obligation during a given period related to pension and other postretirement benefit obligations;

      . Other adjustments including restructuring costs related to severance, lease write-offs related to non-recurring restructuring activities and write-downs of goodwill; and

      . Income tax expense (benefit) related to above adjustments and non-recurring tax items.

   All of the Company's premiums, UL and investment-type product policy fees and other revenues originated in the United States. Income (loss) from operations, before income taxes included $139 million, $109 million and $111 million generated outside of the United States in 2017, 2016 and 2015, respectively, primarily attributable to our Investment Management and Research Segment.

   Revenues derived from any customer did not exceed 10% of revenues for the years ended December 31, 2017, 2016 and 2015.

   The table below presents operating earnings (loss) by segment and Corporate and Other and a reconciliation to Net income (loss) attributable to AXA Equitable for the years ended December 31, 2017, 2016 and 2015, respectively:

                                                 YEAR ENDED DECEMBER 31,
                                              ----------------------------
                                                2017      2016      2015
                                              --------  --------  --------
                                                      (IN MILLIONS)
Net income (loss) attributable to AXA
  Equitable.................................. $  2,860  $    210  $    662
Adjustments related to:
  GMxB features..............................      282     1,511       818
  Investment (gains) losses..................      125       (16)       20
  Investment income (loss) from certain
   derivative instruments....................       18         6      (104)
  Net actuarial (gains) losses related to
   pension and other postretirement benefit
   obligations...............................      132       135       137
  Other adjustments..........................       49        15       (11)
  Income tax expense (benefit) related to
   above adjustments.........................     (183)     (566)     (279)
  Non-recurring tax items....................   (1,538)       22       (78)
                                              --------  --------  --------
Non-GAAP Operating Earnings.................. $  1,745  $  1,317  $  1,165
                                              ========  ========  ========
Operating earnings (loss) by segment:
  Individual Retirement...................... $  1,230  $  1,026  $    911
  Group Retirement...........................      287       173       166
  Investment Management and Research.........      139       108       136
  Protection Solutions.......................      210       105       108
  Corporate and Other/(1)/...................     (121)      (95)     (156)

  /(1)/Includes interest expense of $23 million, $13 million and $19 million, in 2017, 2016 and 2015, respectively.

   Segment revenues is a measure of the Company's revenue by segment as adjusted to exclude certain items. The following table reconciles segment revenues to Total revenues by excluding the following items:

      . Adjustment related to our GMxB business which includes: changes in the fair value of the derivatives we use to hedge our GMxB riders within our variable annuities, and changes in the fair value of the embedded derivatives of our GMxB riders reflected within variable annuity net derivative result;

      . Investment gains (losses), which include other-than-temporary impairments of securities, sales or disposals of securities/investments, realized capital gains/losses, and valuation allowances; and

      . Investment income (loss) from certain derivative instruments, which includes net derivative gains (losses), excluding derivative instruments used to hedge risks associated with interest margins on interest sensitive life and annuity contracts, separate account fee hedges, and freestanding and embedded derivatives associated with products with GMxB features.

   The table below presents Segment revenues for the years ended December 31, 2017, 2016 and 2015.

                                                 YEAR ENDED DECEMBER 31,
                                              -----------------------------
                                                 2017      2016      2015
                                              ---------  --------  --------
                                                      (IN MILLIONS)
Segment revenues:
  Individual Retirement/(1)/................. $   3,788  $  3,239  $  2,548
  Group Retirement/(1)/......................       972       822       806
  Investment Management and Research/(2)/....     3,214     2,931     3,015
  Protection Solutions/(1)/..................     2,417     2,544     2,451
  Corporate and Other/(1)/...................       907       935       913
Adjustments related to:
  GMxB features..............................       381    (1,500)     (818)
  Investment gains (losses)..................      (125)       16       (20)
  Investment income (loss) from certain
   derivative instruments....................       (18)       (6)      104
  Other adjustments to segment revenues......       197       157       (38)
                                              ---------  --------  --------
  Total revenues............................. $  11,733  $  9,138  $  8,961
                                              =========  ========  ========

  /(1)/Includes investment expenses charged by AB of approximately $52 million, $50 million, and $45 million for 2017, 2016 and 2015, respectively, for services provided to the Company.

  /(2)/Inter-segment investment management and other fees of approximately
       $81 million, $77 million, and $73 million for 2017, 2016 and 2015, respectively, are included in segment revenues of the Investment Management and Research segment.

   The table below presents Total assets by segment as of December 31, 2017 and 2016:

                                                  DECEMBER 31,
                                              ---------------------
                                                 2017       2016
                                              ---------- ----------
                                                  (IN MILLIONS)
Total assets by segment:
  Individual Retirement...................... $  120,612 $  106,249
  Group Retirement...........................     40,472     33,300
  Investment Management and Research.........     10,079      9,533
  Protection Solutions.......................     34,328     32,310
  Corporate and Other........................     20,494     23,164
                                              ---------- ----------
   Total assets.............................. $  225,985 $  204,556
                                              ========== ==========

19)QUARTERLY INTERIM FINANCIAL INFORMATION (UNAUDITED)

   Management identified errors in its previously issued financial statements. These errors primarily relate to errors in the calculation of policyholders' benefit reserves for the Company's life products and the calculation of DAC amortization for certain variable and interest sensitive life products. Based upon quantitative and qualitative factors, management determined that the impact of the errors was not material to the consolidated financial statements as of and for the three months ended September 30, 2017, June 30, 2017, March 31, 2017, September 30, 2016, June 30, 2016, and March 31, 2016.
   In order to improve the consistency and comparability of the financial statements, management voluntarily revised the consolidated statements of income (loss) for the quarters ended 2017 and 2016. The impacts of the revisions and change in accounting principle to the quarterly results of operations for 2017 and 2016 are summarized in the tables below.

                                                              THREE MONTHS ENDED
                                              -------------------------------------------------
                                               MARCH 31    JUNE 30   SEPTEMBER 30  DECEMBER 31
                                              ----------  ---------- ------------ -------------
                                                                (IN MILLIONS)
2017
Total Revenues............................... $    2,314  $    4,548  $     2,429 $       2,442
                                              ==========  ==========  =========== =============
Total benefits and other deductions.......... $    2,489  $    2,514  $     2,409 $       2,066
                                              ==========  ==========  =========== =============
Net income (loss)............................ $      (54) $    1,615  $       121 $       1,712
                                              ==========  ==========  =========== =============

2016
Total Revenues............................... $    3,901  $    3,297  $     2,153 $        (213)
                                              ==========  ==========  =========== =============
Total benefits and other deductions.......... $    2,441  $    2,424  $     2,013 $       1,638
                                              ==========  ==========  =========== =============
Net income (loss)............................ $    1,075  $      600  $       175 $      (1,144)
                                              ==========  ==========  =========== =============

                                                                         AS REVISED   IMPACT OF
                                              AS PREVIOUSLY  IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                REPORTED     REVISIONS     HEREIN       CHANGE     AS REVISED
                                              -------------  ---------  ------------  ----------  -----------
                                                                       (IN MILLIONS)
THREE MONTHS ENDED SEPTEMBER 30, 2017
Total Revenues...............................  $      2,520  $     (91)  $     2,429  $       --  $     2,429
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      2,581  $    (172)  $     2,409  $       --  $     2,409
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $         66  $      55   $       121  $       --  $       121
                                               ============  =========   ===========  ==========  ===========
THREE MONTHS ENDED JUNE 30, 2017
Total Revenues...............................  $      4,488  $    (138)  $     4,350  $      198  $     4,548
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      2,691  $     (45)  $     2,646  $     (132) $     2,514
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $      1,459  $     (59)  $     1,400  $      215  $     1,615
                                               ============  =========   ===========  ==========  ===========
THREE MONTHS ENDED MARCH 31, 2017
Total Revenues...............................  $      1,989  $     (67)  $     1,922  $      392  $     2,314
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      2,562  $    (143)  $     2,419  $       70  $     2,489
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $       (313) $      50   $      (263) $      209  $       (54)
                                               ============  =========   ===========  ==========  ===========
THREE MONTHS ENDED DECEMBER 31, 2016
Total Revenues...............................  $     (1,942) $      75   $    (1,867) $    1,654  $      (213)
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      1,627  $      73   $     1,700  $      (62) $     1,638
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $     (2,259) $      --   $    (2,259) $    1,115  $    (1,144)
                                               ============  =========   ===========  ==========  ===========

                                                                        AS REVISED   IMPACT OF
                                              AS PREVIOUSLY IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                REPORTED    REVISIONS     HEREIN       CHANGE    AS REVISED
                                              ------------- ---------  ------------ -----------  ----------
                                                                      (IN MILLIONS)

Three Months Ended September 30, 2016
Total Revenues...............................    $    2,006  $     (8)   $    1,998 $       155  $    2,153
                                                 ==========  ========    ========== ===========  ==========
Total benefits and other deductions..........    $    2,036  $    (22)   $    2,014 $        (1) $    2,013
                                                 ==========  ========    ========== ===========  ==========
Net income (loss)............................    $       22  $     51    $       73 $       102  $      175
                                                 ==========  ========    ========== ===========  ==========
Three Months Ended June 30, 2016
Total Revenues...............................    $    4,157  $     12    $    4,169 $      (872) $    3,297
                                                 ==========  ========    ========== ===========  ==========
Total benefits and other deductions..........    $    2,581  $     (5)   $    2,576 $      (152) $    2,424
                                                 ==========  ========    ========== ===========  ==========
Net income (loss)............................    $    1,061  $      7    $    1,068 $      (468) $      600
                                                 ==========  ========    ========== ===========  ==========
Three Months Ended March 31, 2016
Total Revenues...............................    $    4,927  $    110    $    5,037 $    (1,136) $    3,901
                                                 ==========  ========    ========== ===========  ==========
Total benefits and other deductions..........    $    2,473  $     67    $    2,540 $       (99) $    2,441
                                                 ==========  ========    ========== ===========  ==========
Net income (loss)............................    $    1,720  $     29    $    1,749 $      (674) $    1,075
                                                 ==========  ========    ========== ===========  ==========

   The impact of these errors to the consolidated financial statements for the three and nine months ended September 30, 2017, the three and six months ended June 30, 2017 and the three months ended March 31, 2017 was not considered to be material, either individually or in the aggregate. In order to improve the consistency and comparability of the financial statements, management has voluntarily revised the consolidated statements of income
   (loss), statements of comprehensive income (loss), statements of equity and statements of cash flow for each of these periods. The effects of the adjustments on the Company's financial statements are summarized in the tables that follow.

   The following tables present line items for September 30, 2017 financial information that has been affected by the revisions. This information has been corrected from the information previously presented in the Q3 2017 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the revisions and the amounts as currently revised.

                                                  AS
                                              PREVIOUSLY IMPACT OF
                                               REPORTED  REVISIONS  AS REVISED
                                              ---------- ---------  ----------
                                                       (IN MILLIONS)
AS OF SEPTEMBER 30, 2017
ASSETS:
  DAC........................................      4,550       353       4,903
  Amounts due from reinsurers................      5,016       (12)      5,004
  Guaranteed minimum income benefit
   reinsurance asset, at fair value..........     10,933       (33)     10,900
  Other Assets...............................      4,258        18       4,276
                                                            ------
   Total Assets.............................. $  219,069    $  326  $  219,395
                                                            ------
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................     29,423        29      29,452
  Current and deferred taxes.................      3,148       117       3,265
                                                            ------
   Total Liabilities.........................    202,669       146     202,815
                                                            ------
EQUITY:
  Retained Earnings..........................      7,265       211       7,476
  Accumulated other comprehensive income
   (loss)....................................        362       (31)        331
  AXA Equitable Equity.......................     12,990       180      13,170
  Equity.....................................     15,959       180      16,139
                                                            ------
Total Liabilities and Equity................. $  219,069    $  326  $  219,395
                                                            ======

                                               AS PREVIOUSLY  IMPACT OF
                                                 REPORTED     REVISIONS   AS REVISED
                                               -------------  ---------  -----------
                                                           (IN MILLIONS)
THREE MONTHS ENDED SEPTEMBER 30, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $         914  $      (7) $       907
   Premiums...................................           204          4          208
   Net derivative gains (losses)..............          (318)       (88)        (406)
                                                              ---------
     Total revenues...........................         2,520        (91)       2,429
                                                              ---------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................           995        (88)         907
   Interest credited to policyholders'
     account balances.........................           350       (105)         245
   Amortization of deferred policy
     acquisition costs, net...................           (33)        21          (12)
                                                              ---------
     Total benefits and other deductions......         2,581       (172)       2,409
                                                              ---------
  Income (loss) from operations, before
   income taxes...............................           (61)        81           20
  Income tax (expense) benefit................           127        (26)         101
                                                              ---------
  Net income (loss)...........................            66         55          121
  Net income (loss) attributable to AXA
   Equitable.................................. $         (56) $      55  $        (1)
                                                              =========
  STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
   Net income (loss).......................... $          66  $      55  $       121
   Change in unrealized gains (losses), net
     of reclassification adjustment...........           (55)       (24)         (79)
   Other comprehensive income.................           (52)       (24)         (76)
                                                              ---------
   Comprehensive income (loss)................            14         31           45
                                                              ---------
   Comprehensive income (loss) attributable
     to AXA Equitable......................... $        (140) $      31  $      (109)
                                                              =========

                                               AS PREVIOUSLY   IMPACT OF
                                                 REPORTED      REVISIONS   AS REVISED
                                               -------------  ----------  -----------
                                                            (IN MILLIONS)
NINE MONTHS ENDED SEPTEMBER 30, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $       2,626  $      (21) $     2,605
   Premiums...................................           645          20          665
   Net derivative gains (losses)..............         1,376        (384)         992
                                                              ----------
     Total revenues...........................         9,673        (385)       9,288
                                                              ----------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................         3,308         (62)       3,246
   Interest credited to policyholders'
     account balances.........................         1,008        (279)         729
   Amortization of deferred policy
     acquisition costs, net...................            15         (47)         (32)
                                                              ----------
     Total benefits and other deductions......         7,800        (388)       7,412
                                                              ----------
  Income (loss) from operations, before
   income taxes...............................         1,873           3        1,876
  Income tax (expense) benefit................          (196)         (1)        (197)
                                                              ----------
  Net income (loss)...........................         1,677           2        1,679
  Net income (loss) attributable to AXA
   Equitable.................................. $       1,324  $        2  $     1,326
                                                              ==========
  STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
   Net income (loss).......................... $       1,677  $        2  $     1,679
   Change in unrealized gains (losses), net
     of reclassification adjustment...........           362         (47)         315
   Other comprehensive income.................           380         (47)         333
                                                              ----------
   Comprehensive income (loss)................         2,057         (45)       2,012
                                                              ----------
   Comprehensive income (loss) attributable
     to AXA Equitable......................... $       1,685  $      (45) $     1,640
                                                              ==========

                                               AS PREVIOUSLY  IMPACT OF
                                                 REPORTED     REVISIONS   AS REVISED
                                               -------------  ---------  -----------
                                                           (IN MILLIONS)
NINE MONTHS ENDED SEPTEMBER 30, 2017
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year........ $       5,941  $     209  $     6,150
  Net income (loss)...........................         1,324          2        1,326
  Retained earnings, end of period............         7,265        211        7,476
  Accumulated other comprehensive income,
   beginning of year..........................             1         16           17
  Other comprehensive income (loss)...........           361        (47)         314
  Accumulated other comprehensive income,
   end of period..............................           362        (31)         331
                                                              ---------
  Total AXA Equitable's equity, end of period.        12,990        180       13,170
                                                              ---------
     TOTAL EQUITY, END OF PERIOD.............. $      15,959  $     180  $    16,139
                                                              =========

                                               AS PREVIOUSLY  IMPACT OF
                                                 REPORTED     REVISIONS   AS REVISED
                                               -------------  ---------  -----------
                                                           (IN MILLIONS)
NINE MONTHS ENDED SEPTEMBER 30, 2017
STATEMENTS OF CASH FLOWS:
CASH FLOW FROM OPERATING ACTIVITIES:
  Net income (loss)........................... $       1,677  $       2  $     1,679
  Policy charges and fee income...............        (2,626)        21       (2,605)
  Interest credited to policyholders'
   account balances...........................         1,008       (279)         729
  Net derivative (gains) loss.................        (1,376)       384         (992)
Changes in:
  Deferred Policy Acquisition costs...........            15        (47)         (32)
  Future policy benefits......................         1,289        (81)       1,208
                                                              ---------
NET CASH PROVIDED BY (USED IN) OPERATING
ACTIVITIES                                     $         994  $      --  $       994
                                                              =========

   The following tables present line items for June 30, 2017 financial information that has been affected by the revisions and the change in accounting principle. This information has been corrected from the information previously presented in the Q2 2017 Form 10-Q. For these items, the tables detail the amounts as previously reported, the impact upon those line items due to the revisions, as revised after the revisions, the impacts of the change in accounting principle and the amounts as currently revised.

                                                                         AS REVISED  IMPACT OF
                                              AS PREVIOUSLY  IMPACT OF  AND ADJUSTED ACCOUNTING
                                                REPORTED     REVISIONS     HEREIN      CHANGE    AS REVISED
                                              ------------- ----------  ------------ ----------  -----------
                                                                      (IN MILLIONS)
AS OF JUNE 30, 2017
ASSETS:
  Other equity investments...................   $     1,477 $      (21)  $     1,456 $       --  $     1,456
  Other invested assets......................         2,622         32         2,654         --        2,654
                                                            ----------               ----------
  Total investments..........................        62,111         11        62,122         --       62,122
  DAC........................................         4,141        247         4,388        525        4,913
  Amounts due from reinsurers................         4,870         19         4,889         --        4,889
  Guaranteed minimum income benefit
   reinsurance contract asset, at fair value.        11,290        (30)       11,260         --       11,260
                                                            ----------               ----------
   Total Assets..............................   $   214,941 $      247   $   215,188 $      525  $   215,713
                                                            ----------               ----------
LIABILITIES:
  Policyholders' account balance.............   $    41,531 $      (15)  $    41,516 $       --  $    41,516
  Future policyholders' benefits and other
   policyholders' liabilities................        26,799         79        26,878      2,801       29,679
  Current and deferred taxes.................         4,000         65         4,065       (798)       3,267
  Other liabilities..........................         2,531         (9)        2,522         --        2,522
                                                            ----------               ----------
   Total Liabilities.........................       196,972        120       197,092      2,003      199,095
                                                            ----------               ----------

                                                                           AS REVISED    IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED   ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN        CHANGE     AS REVISED
                                               -------------  ----------  ------------  -----------  -----------
                                                                         (IN MILLIONS)
EQUITY:
  Retained Earnings...........................   $     8,779  $      150   $     8,929  $    (1,450) $     7,479
  Accumulated other comprehensive income
   (loss).....................................           493         (34)          459          (28)         431
                                                              ----------                -----------
  AXA Equitable Equity........................        14,635         116        14,751       (1,478)      13,273
  Noncontrolling interest.....................         2,973          11         2,984           --        2,984
                                                              ----------                -----------
  Equity......................................        17,608         127        17,735       (1,478)      16,257
                                                              ==========                ===========
Total Liabilities and Equity..................   $   214,941  $      247   $   215,188  $       525  $   215,713
                                                              ==========                ===========

                                                                           AS REVISED    IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED   ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN        CHANGE     AS REVISED
                                               -------------  ----------  ------------  -----------  -----------
                                                                         (IN MILLIONS)
THREE MONTHS ENDED JUNE 30, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income..............   $       865  $       50   $       915  $       (68) $       847
   Premiums...................................           216           9           225           --          225
   Net derivative gains (losses)..............         1,693        (197)        1,496          266        1,762
                                                              ----------                -----------
     Total revenues...........................         4,488        (138)        4,350          198        4,548
                                                              ----------                -----------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................         1,452          46         1,498         (134)       1,364
   Amortization of deferred policy
     acquisition costs, net...................           (82)         31           (51)           2          (49)
   Interest credited to policyholders'
     account balances.........................           321        (116)          205           --          205
   Other operating costs and expenses.........           155          (6)          149           --          149
                                                              ----------                -----------
     Total benefits and other deductions......         2,691         (45)        2,646         (132)       2,514
                                                              ----------                -----------
Income (loss) from operations, before income
  taxes.......................................         1,797         (93)        1,704          330        2,034
Income tax (expense) benefit..................          (338)         34          (304)        (115)        (419)
                                                              ----------                -----------
Net income (loss).............................         1,459         (59)        1,400          215        1,615
Net income (loss) attributable to AXA
  Equitable...................................   $     1,346  $      (59)  $     1,287  $       215  $     1,502
                                                              ==========                ===========
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
  Net income (loss)...........................   $     1,459  $      (59)  $     1,400  $       215  $     1,615
  Change in unrealized gains (losses), net
   of reclassification adjustment.............           314         (29)          285            8          293
  Other comprehensive income..................           294         (29)          265            8          273
                                                              ----------                -----------
  Comprehensive income (loss).................         1,753         (88)        1,665          223        1,888
                                                              ----------                -----------
  Comprehensive income (loss) attributable
   to AXA Equitable...........................   $     1,660  $      (88)  $     1,572  $       223  $     1,795
                                                              ==========                ===========

                                                                           AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN       CHANGE    AS REVISED
                                               -------------  ----------  ------------  ----------  ----------
                                                                        (IN MILLIONS)
SIX MONTHS ENDED JUNE 30, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income..............     $   1,761  $       72     $   1,833    $   (135)  $   1,698
   Premiums...................................           441          16           457          --         457
   Net derivative gains (losses)..............           969        (296)          673         725       1,398
                                                              ----------                  --------
     Total revenues...........................         6,477        (208)        6,269         590       6,859
                                                              ----------                  --------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................         2,343          60         2,403         (65)      2,338
   Interest credited to policyholders'
     account balances.........................           658        (174)          484          --         484
   Amortization of deferred policy
     acquisition costs, net...................            43         (66)          (23)          3         (20)
   Other operating costs and expenses.........           539          (9)          530          --         530
                                                              ----------                  --------
     Total benefits and other deductions......         5,253        (189)        5,064         (62)      5,002
                                                              ----------                  --------
Income (loss) from operations, before income
  taxes.......................................         1,224         (19)        1,205         652       1,857
Income tax (expense) benefit..................           (78)          8           (70)       (228)       (298)
                                                              ----------                  --------
Net income (loss).............................         1,146         (11)        1,135         424       1,559
Net income (loss) attributable to AXA
  Equitable...................................     $     915  $      (11)    $     904    $    424   $   1,328
                                                              ==========                  ========
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
  Net income (loss)...........................     $   1,146  $      (11)    $   1,135    $    424   $   1,559
  Change in unrealized gains (losses), net
   of reclassification adjustment.............           458         (48)          410         (24)        386
  Other comprehensive income..................           473         (48)          425         (24)        401
                                                              ----------                  --------
  Comprehensive income (loss).................         1,619         (59)        1,560         400       1,960
                                                              ----------                  --------
  Comprehensive income (loss) attributable
   to AXA Equitable...........................     $   1,401  $      (59)    $   1,342    $    400   $   1,742
                                                              ==========                  ========

                                                                           AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN       CHANGE    AS REVISED
                                               -------------  ----------  ------------  ----------  ----------
                                                                        (IN MILLIONS)
SIX MONTHS ENDED JUNE 30, 2017
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year........     $   7,864  $      161     $   8,025    $ (1,874)  $   6,151
  Net income (loss)...........................           915         (11)          904         424       1,328
                                                              ----------                  --------
  Retained earnings, end of period............         8,779         150         8,929      (1,450)      7,479
                                                              ----------                  --------
  Accumulated other comprehensive income,
   beginning of year..........................             7          14            21          (4)         17
  Other comprehensive income (loss)...........           486         (48)          438         (24)        414
                                                              ----------                  --------

                                                                            AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF   AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS      HEREIN       CHANGE    AS REVISED
                                               -------------  -----------  ------------  ----------  ----------
                                                                         (IN MILLIONS)
  Accumulated other comprehensive income,
   end of period..............................    $      493  $       (34)   $      459   $     (28) $      431
                                                              ===========                 =========
  Total AXA Equitable's equity, end of period.        14,635          116        14,751      (1,478)     13,273
                                                              -----------                 ---------
  Noncontrolling interest, beginning of year..         3,085           11         3,096          --       3,096
                                                              -----------                 ---------
  Noncontrolling interest, end of period......         2,973           11         2,984          --       2,984
                                                              ===========                 =========
   TOTAL EQUITY, END OF PERIOD................    $   17,608  $       127    $   17,735   $  (1,478) $   16,257
                                                              ===========                 =========

                                                                            AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF   AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS      HEREIN       CHANGE    AS REVISED
                                               -------------  -----------  ------------  ----------  ----------
                                                                         (IN MILLIONS)
SIX MONTHS ENDED JUNE 30, 2017
STATEMENTS OF CASH FLOWS:
  CASH FLOW FROM OPERATING ACTIVITIES:
   Net income (loss)..........................    $    1,146  $       (11)   $    1,135   $     424  $    1,559
   Policy charges and fee income..............        (1,761)         (72)       (1,833)        135      (1,698)
   Interest credited to policyholders'
     account balances.........................           658         (174)          484          --         484
   Net derivative (gains) loss................          (969)         296          (673)       (725)     (1,398)
   Changes in:................................
   Future policy benefits.....................         1,381          (13)        1,368         (65)      1,303
   Reinsurance recoverable....................          (251)          57          (194)         --        (194)
   Deferred policy acquisition costs..........            43          (66)          (23)          3         (20)
   Current and deferred income taxes..........           (16)          (8)          (24)        228         204
   Other......................................            93           (9)           84          --          84
                                                              -----------                 ---------
Net cash provided by (used in) operating
  activities..................................    $      (75) $        --    $      (75)  $      --  $      (75)
                                                              ===========                 =========

   The following tables present line items for March 31, 2017 financial information that has been affected by the revisions and the change in accounting principle. This information has been corrected from the information previously presented in the Q1 2017 Form 10-Q. For these items, the tables detail the amounts as previously reported, the impact upon those line items due to the revisions, as revised after the revisions, the impacts of the change in accounting principle and the amounts as currently revised.

                                                                             AS REVISED    IMPACT OF
                                              AS PREVIOUSLY   IMPACT OF     AND ADJUSTED   ACCOUNTING
                                                REPORTED      REVISIONS        HEREIN        CHANGE   AS REVISED
                                              ------------- ------------  ---------------- ---------- ----------
                                                                        (IN MILLIONS)
AS OF MARCH 31, 2017
ASSETS:
  Other equity investments...................    $    1,463 $        (23) $          1,440   $     -- $    1,440
  Other invested assets......................         2,050           34             2,084         --      2,084
                                                            ------------                     --------
  Total investments..........................        60,406           11            60,417         --     60,417
  DAC........................................         4,068          367             4,435        526      4,961
  Amounts due from reinsurers................         4,639            8             4,647         --      4,647
  Guaranteed minimum income benefit
   reinsurance asset, at fair value..........         9,795            3             9,798         --      9,798
                                                            ------------                     --------
   Total Assets..............................    $  209,098 $        389  $        209,487   $    526 $  210,013
                                                            ------------                     --------

                                                                           AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN       CHANGE     AS REVISED
                                               -------------  ----------  ------------  ----------  -----------
                                                                         (IN MILLIONS)
LIABILITIES:
  Policyholders' account balance..............   $    40,308  $      (16)  $    40,292  $       --  $    40,292
  Future policyholders' benefits and other
   policyholders' liabilities.................        25,496          51        25,547       3,144       28,691
  Current and deferred taxes..................         3,523         120         3,643        (917)       2,726
  Other liabilities...........................         2,496          (3)        2,493          --        2,493
                                                              ----------                ----------
   Total Liabilities..........................       192,712         152       192,864       2,227      195,091
                                                              ----------                ----------
EQUITY:
  Retained Earnings...........................         7,411         232         7,643      (1,665)       5,978
  Accumulated other comprehensive income
   (loss).....................................           179          (6)          173         (36)         137
                                                              ----------                ----------
  AXA Equitable Equity........................        12,934         226        13,160      (1,701)      11,459
  Noncontrolling interest.....................         3,035          11         3,046          --        3,046
                                                              ----------                ----------
  Equity......................................        15,969         237        16,206      (1,701)      14,505
                                                              ==========                ==========
   Total Liabilities and Equity...............   $   209,098  $      389   $   209,487  $      526  $   210,013
                                                              ==========                ==========

                                                                           AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN       CHANGE     AS REVISED
                                               -------------  ----------  ------------  ----------  -----------
                                                                         (IN MILLIONS)
THREE MONTHS ENDED MARCH 31, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income..............   $       896  $       23   $       919  $      (67) $       852
   Premiums...................................           225           7           232          --          232
   Net derivative gains (losses)..............          (724)        (97)         (821)        459         (362)
                                                              ----------                ----------
     Total revenues...........................         1,989         (67)        1,922         392        2,314
                                                              ----------                ----------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................           891          15           906          69          975
   Interest credited to policyholders'
     account balances.........................           337         (58)          279          --          279
   Amortization of deferred policy
     acquisition costs, net...................           125         (97)           28           1           29
   Other operating costs and expenses.........           384          (3)          381          --          381
                                                              ----------                ----------
     Total benefits and other deductions......         2,562        (143)        2,419          70        2,489
                                                              ----------                ----------
Income (loss) from operations, before income
  taxes.......................................          (573)         76          (497)        322         (175)
Income tax (expense) benefit..................           260         (26)          234        (113)         121
                                                              ----------                ----------
Net income (loss).............................          (313)         50          (263)        209          (54)
Net income (loss) attributable to AXA
  Equitable...................................   $      (431) $       50   $      (381) $      209  $      (172)
                                                              ==========                ==========
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
  Net income (loss)...........................   $      (313) $       50   $      (263) $      209  $       (54)
  Change in unrealized gains (losses), net
   of reclassification adjustment.............           144         (20)          124         (32)          92
  Other comprehensive income..................           179         (20)          159         (32)         127
                                                              ----------                ----------
  Comprehensive income (loss).................          (134)         30          (104)        177           73
                                                              ----------                ----------
  Comprehensive income (loss) attributable
   to AXA Equitable...........................   $      (259) $       30   $      (229) $      177  $       (52)
                                                              ==========                ==========

                                                                              AS REVISED    IMPACT OF
                                                AS PREVIOUSLY   IMPACT OF    AND ADJUSTED   ACCOUNTING
                                                  REPORTED      REVISIONS       HEREIN        CHANGE    AS REVISED
                                               --------------  ----------  ---------------  ----------  ----------
                                                                          (IN MILLIONS)
THREE MONTHS ENDED MARCH 31, 2017
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year........ $        7,842  $      182  $         8,024  $   (1,874) $    6,150
  Net income (loss)...........................           (431)         50             (381)        209        (172)
                                                               ----------                   ----------
  Retained earnings, end of period............          7,411         232            7,643      (1,665)      5,978
                                                               ----------                   ----------
  Accumulated other comprehensive income,
   beginning of year..........................              7          14               21          (4)         17
  Other comprehensive income (loss)...........            172         (20)             152         (32)        120
                                                               ----------                   ----------
  Accumulated other comprehensive income,
   end of period..............................            179          (6)             173         (36)        137
                                                               ==========                   ==========
  Total AXA Equitable's equity, end of period.         12,934         226           13,160      (1,701)     11,459
                                                               ----------                   ----------
  Noncontrolling interest, beginning of year..          3,085          11            3,096          --       3,096
                                                               ----------                   ----------
  Noncontrolling interest, end of period......          3,035          11            3,046          --       3,046
                                                               ==========                   ==========
   TOTAL EQUITY, END OF PERIOD................ $       15,969  $      237  $        16,206  $   (1,701) $   14,505
                                                               ==========                   ==========

                                                                              AS REVISED    IMPACT OF
                                                AS PREVIOUSLY   IMPACT OF    AND ADJUSTED   ACCOUNTING
                                                  REPORTED      REVISIONS       HEREIN        CHANGE    AS REVISED
                                               --------------  ----------  ---------------  ----------  ----------
                                                                          (IN MILLIONS)
THREE MONTHS ENDED MARCH 31, 2017
  STATEMENTS OF CASH FLOWS:
   Net income (loss).......................... $         (313) $       50  $          (263) $      209  $      (54)
   Policy charges and fee income..............           (896)        (23)            (919)         67        (852)
   Interest credited to policyholders'
     account balances.........................            337         (58)             279          --         279
   Net derivative (gains) loss................            724          97              821        (459)        362
  Changes in:
   Deferred policy acquisition costs..........            125         (97)              28           1          29
   Future policy benefits.....................            185         (13)             172          69         241
   Reinsurance recoverable....................            (44)         21               23          --         (23)
   Current and deferred income taxes..........           (327)         26             (301)        113        (188)
   Other......................................            180          (3)             177          --         177
                                                               ----------                   ----------
  Net cash provided by (used in) operating
   activities................................. $           18  $       --  $            18  $       --  $       18
                                                               ==========                   ==========

20)SUBSEQUENT EVENTS

   Effective February 1, 2018, AXA Equitable entered into a reinsurance agreement to cede 90% of its single premium deferred annuities (SPDA) products issued between 1978-2001 and its Guaranteed Growth Annuity (GGA) single premium deferred annuity products issued between 2001- 2014. As a result of this agreement, AXA Equitable transferred assets with a market value equal to the coinsurance reserves of approximately $635 million.

   In March 2018, AXA Equitable Life sold its interest in two real estate joint ventures to AXA France for a total purchase price of approximately
   $143 million, which resulted in the elimination of $203 million of long-term debt on the Company's balance sheet for the first quarter of 2018.

   The restatement of the Company's 2016 financial statements may cause defaults under certain of AXA Equitable's derivatives agreements. AXA Equitable is seeking waivers for these defaults from the relevant counterparties as appropriate. We do not consider this to have a material impact on our business, results of operations or financial condition.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                  SCHEDULE I
      SUMMARY OF INVESTMENTS -- OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2017

                                                                   CARRYING
                                              COST/(1)/ FAIR VALUE  VALUE
                                              --------  ---------- --------
                                                     (IN MILLIONS)
TYPE OF INVESTMENT
Fixed Maturities:
  U.S. government, agencies and authorities..  $12,644   $  13,135 $ 13,135
  State, municipalities and political
   subdivisions..............................      414         481      481
  Foreign governments........................      376         396      396
  Public utilities...........................    3,540       3,728    3,728
  All other corporate bonds..................   17,083      17,784   17,784
  Residential mortgage-backed................      236         251      251
  Asset-backed...............................       89          92       92
  Redeemable preferred stocks................      449         491      491
                                               -------   --------- --------
Total fixed maturities.......................  $34,831   $  36,358 $ 36,358
                                               -------   --------- --------
Equity securities:
Mortgage loans on real estate................   10,943      10,895   10,935
Real estate held for the production of income      390         390      390
Policy loans.................................    3,315       4,210    3,315
Other equity investments.....................    1,351       1,351    1,351
Trading securities...........................   12,661      12,628   12,628
Other invested assets........................    3,121       3,121    3,121
                                               -------   --------- --------
Total Investments............................  $66,612   $  68,953 $ 68,098
                                               =======   ========= ========

  /(1)/Cost for fixed maturities represents original cost, reduced by repayments and writedowns and adjusted for amortization of premiums or accretion of discount; cost for equity securities represents original cost reduced by writedowns; cost for other limited partnership interests represents original cost adjusted for equity in income and reduced by distributions.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                 SCHEDULE III
                      SUPPLEMENTARY INSURANCE INFORMATION
                AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2017

                                                FUTURE POLICY  POLICY                              AMORTIZATION
                      DEFERRED                     BENEFITS    CHARGES     NET      POLICYHOLDERS' OF DEFERRED
                       POLICY    POLICYHOLDERS'   AND OTHER      AND    INVESTMENT   BENEFITS AND     POLICY      ALL OTHER
                     ACQUISITION    ACCOUNT     POLICYHOLDERS' PREMIUM    INCOME       INTEREST    ACQUISITION    OPERATING
SEGMENT                 COSTS       BALANCES        FUNDS      REVENUE  (LOSS)/(1)/    CREDITED       COSTS      EXPENSE/(2)/
-------              ----------- -------------- -------------- -------- ----------  -------------- ------------  -----------
                                                                 (IN MILLIONS)
Individual
  Retirement........  $    2,490   $     18,909  $      15,090 $  1,982 $    1,568    $      2,243  $      (296)   $   1,030
Group Retirement....         501         11,318              2      248        548             284          (66)         427
Investment
  Management and
  Research..........          --             --             --       --        118              --           --        2,517
Protection Solutions       1,496          9,846          3,468    1,581        703           1,064          639          502
Corporate and Other.          60          3,732         10,474      427        536             911           (9)         232
                      ----------   ------------  ------------- -------- ----------    ------------  -----------    ---------
Total...............  $    4,547   $     43,805  $      29,034 $  4,238 $    3,473    $      4,502  $       268    $   4,708
                      ==========   ============  ============= ======== ==========    ============  ===========    =========

  /(1)/Net investment income (loss) is allocated to segments. Includes net derivative gains (losses).
  /(2)/Operating expenses are allocated to segments.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                 SCHEDULE III
                      SUPPLEMENTARY INSURANCE INFORMATION
         AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2016 (AS RESTATED)

                                        FUTURE POLICY   POLICY                              AMORTIZATION
              DEFERRED                     BENEFITS     CHARGES     NET      POLICYHOLDERS' OF DEFERRED
               POLICY    POLICYHOLDERS'   AND OTHER       AND    INVESTMENT   BENEFITS AND     POLICY      ALL OTHER
             ACQUISITION    ACCOUNT     POLICYHOLDERS'  PREMIUM    INCOME       INTEREST    ACQUISITION    OPERATING
Segment         COSTS       BALANCES        FUNDS       REVENUE  (LOSS)/(1)/    CREDITED       COSTS      EXPENSE/(2)/
------------ ----------- -------------- --------------  -------- ----------  -------------- ------------  -----------
                                                          (in millions)

  Individual
  Retirement    $  2,340      $  15,024      $  14,090  $  1,844   $   (740)       $  1,045      $  (300)    $  1,258

  Group
  Retirement         320         10,998             (2)      217        456             273          (36)         396

  Investment
  Management
  and
  Research..          --             --             --        --        134              --           --        2,311

  Protection
  Solutions.       2,321          9,790          3,960     1,744        684           1,604          362          491

  Corporate
  and
  Other.....          77          3,013         10,853       419        573             878           26          208
                --------      ---------      ---------  --------   --------        --------      -------     --------
Total.......    $  5,058      $  38,825      $  28,901  $  4,224   $  1,107        $  3,800      $    52     $  4,664
                ========      =========      =========  ========   ========        ========      =======     ========

  /(1)/Net investment income (loss) is allocated to segments. Includes net derivative gains (losses).
  /(2)/Operating expenses are allocated to segments.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                 SCHEDULE III
                      SUPPLEMENTARY INSURANCE INFORMATION
                     FOR THE YEAR ENDED DECEMBER 31, 2015

                                              POLICY                               AMORTIZATION
                                              CHARGES      NET      POLICYHOLDERS' OF DEFERRED
                                                AND     INVESTMENT   BENEFITS AND     POLICY      ALL OTHER
                                              PREMIUM     INCOME       INTEREST    ACQUISITION    OPERATING
Segment                                       REVENUE  (LOSS)/(1)/     CREDITED       COSTS      EXPENSE/(2)/
-------                                       -------- -----------  -------------- ------------  -----------
Individual Retirement........................ $  1,803 $      (849) $          455 $       (319) $     1,233
Group Retirement.............................      220         436             261          (34)         393
Investment Management and Research...........       --          29              --           --        2,395
Protection Solutions.........................    1,681         649           1,743           70          541
Corporate and Other..........................      439         631             902           40          243
                                              -------- -----------  -------------- ------------  -----------
Total........................................ $  4,143 $       896  $        3,361 $       (243) $     4,805
                                              ======== ===========  ============== ============  ===========

  /(1)/Net investment income (loss) is allocated to segments. Includes net derivative gains (losses).
  /(2)/Operating expenses are allocated to segments.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                  SCHEDULE IV
                               REINSURANCE/(1)/
        AS OF AND FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                                         ASSUMED                PERCENTAGE
                                                            CEDED TO      FROM                  OF AMOUNT
                                                 GROSS        OTHER       OTHER        NET       ASSUMED
                                                 AMOUNT     COMPANIES   COMPANIES     AMOUNT      TO NET
                                              ------------ ----------- ----------- ------------ ----------
                                                                  (DOLLARS IN MILLIONS)
2017
----
Life Insurance In-Force...................... $    392,926 $    41,330 $    30,300 $    381,896        7.9%
                                              ============ =========== =========== ============ ==========
Premiums:
Life insurance and annuities................. $        826 $       135 $       186 $        877       21.2%
Accident and health..........................           54          36           9           27       33.3%
                                              ------------ ----------- ----------- ------------ ----------
Total Premiums............................... $        880 $       171 $       195 $        904       21.6%
                                              ============ =========== =========== ============ ==========
2016 (As Restated)
------------------
Life Insurance In-Force...................... $    399,230 $    78,760 $    31,722 $    352,192        9.0%
                                              ============ =========== =========== ============ ==========
Premiums:
Life insurance and annuities................. $        790 $       135 $       197 $        852       23.1%
Accident and health..........................           60          41           9           28       32.1%
                                              ------------ ----------- ----------- ------------ ----------
Total Premiums............................... $        850 $       176 $       206 $        880       23.4%
                                              ============ =========== =========== ============ ==========
2015
----
Life Insurance In-Force...................... $    406,240 $    82,927 $    31,427 $    354,740        8.9%
                                              ============ =========== =========== ============ ==========
Premiums:
Life insurance and annuities................. $        751 $       128 $       197 $        820       24.0%
Accident and health..........................           67          45          10           32       31.3%
                                              ------------ ----------- ----------- ------------ ----------
Total Premiums............................... $        818 $       173 $       207 $        852       24.3%
                                              ============ =========== =========== ============ ==========

  /(1)/Includes amounts related to the discontinued group life and health business.

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2018 TO PROSPECTUS DATED MAY 1, 2018 FOR INCENTIVE LIFE OPTIMIZER(R)


--------------------------------------------------------------------------------

This Supplement concerns an additional investment option under our Incentive Life Optimizer(R) policies. The additional investment option is our Market Stabilizer Option(R) ("MSO"), which is available to you, if you have received this Supplement. Any amount that you decide to invest in the MSO would be invested in one of the "Segments" of the MSO, each of which has a limited duration (a "Segment Term").


The purpose of this Supplement is solely to add to the May 1, 2018 Incentive Life Optimizer(R) Prospectus ("Optimizer Prospectus") a very limited amount of information about the MSO. Much more complete information about the MSO is contained in a separate Market Stabilizer Option(R) prospectus ("MSO Prospectus") dated May 1, 2018. All of the information in the Optimizer Prospectus also continues to remain applicable, except as otherwise provided in this Supplement (or any other supplement to the Optimizer Prospectus) or in the MSO Prospectus.


Accordingly, you should read this Supplement in conjunction with the Optimizer Prospectus (and any other supplements thereto) and the MSO Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Optimizer Prospectus.

NO TRANSFER CHARGES IN CONNECTION WITH MSO

Although we generally reserve the right to impose up to a $25 charge for transfers under the Incentive Life Optimizer policies, we will never apply this charge for any transfers into or out of the MSO.

Accordingly, the following language is added to footnote 7 on page 8 of the Optimizer Prospectus (which appears in the section of that Prospectus entitled "Tables of policy charges"): Nor will this charge apply to any transfers to or from any Market Stabilizer Option(R) ("MSO") that we make available as an investment option under a Policy or any transfers to or from any MSO Holding Account. Please refer to the separate prospectus for the MSO ("MSO Prospectus") for information about the MSO and the related "Holding Account."

CHARGES FOR THE MSO

If you allocate any of your policy account value to the MSO, several types of charges or deductions would or could result. To reflect these, the following items are added to the chart entitled "Periodic charges other than underlying trust portfolio operating expenses" on page 7 of the Optimizer Prospectus:

-----------------------------------------------------------------------------------------------------------
 OPTIONAL RIDER CHARGES         WHEN CHARGE IS DEDUCTED                 MAXIMUM AMOUNT THAT MAY BE DEDUCTED
-----------------------------------------------------------------------------------------------------------
MARKET STABILIZER OPTION(R)
(MSO)/(1)/

  MSO VARIABLE INDEX BENEFIT    Upon allocation to MSO Segment          0.75% of policy account value
  CHARGE                                                                allocated

  MSO VARIABLE INDEX SEGMENT    Monthly (during any MSO Segment         Annual % of your Segment Account
  ACCOUNT CHARGE                Term)                                   Value 1.65%/(2)/

  MSO LOAN SPREAD               On each policy anniversary (or on loan  2% for New York and Oregon policies
                                termination, if earlier)                5% for all other policies/(3)/

  MSO EARLY DISTRIBUTION        On surrender or other distribution      75% of Segment Account Value/(4)/
  ADJUSTMENT                    (including loan) from an MSO Segment
                                before the Segment Term's end
-----------------------------------------------------------------------------------------------------------

(1)Please refer to the MSO Prospectus for information about the MSO and related charges and deductions, as well as the meaning of special terms that are relevant to the MSO (such as "Segment," "Segment Term," "Segment Start Date," "Segment Account Value" and "Early Distribution Adjustment."
(2)Currently we deduct this charge at a 0.65% annual rate, rather than at the maximum rate shown.
(3)We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit.
(4)The actual amount of Early Distribution Adjustment is determined by a formula that depends on, among other things, how a specified widely published stock market index has performed since the Segment Start Date. The maximum amount of the adjustment would occur if there is a total distribution at a time when that index had declined to zero. Please refer to the MSO Prospectus for more information about the index and Early Distribution Adjustment.


EVM-102 (5/18)                                                         #526709
NB/IF                                                             Cat # 143821

HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

If you allocate any policy account value to the MSO, our procedures for allocating the policy's monthly deductions among the investment options you are using is significantly different than in the absence of the MSO. Accordingly, the following text is added at the end of the section entitled "How we allocate charges among your investment options" on page 9 of the Optimizer Prospectus:

Substantially different procedures apply, however, if you allocate any of your policy account value to a Segment under the MSO investment option. In that case, for example, you will be required to maintain a certain amount of policy account value (the Charge Reserve Amount) in the policy's unloaned guaranteed interest option. (You will not be subject to any Charge Reserve Amount requirement, however, at any time when none of your policy account value is invested in any MSO Segment.) The Charge Reserve Amount at the beginning of any Segment is the estimated amount required to pay all monthly deductions under your policy (including, but not limited to, charges for the MSO and any optional riders) for the remainder of the Segment Term.

While any of your policy account value is invested in any Segment, we will take all of your policy's monthly deductions (including, but not limited to, the monthly deductions under the MSO and optional riders) solely from the unloaned guaranteed interest option, rather than from the investment options from which those charges otherwise would be deducted. If you have insufficient policy account value in the unloaned guaranteed interest option to pay a monthly deduction during any Segment Term, we will first take the balance of the deduction proportionately from any variable investment options (other than any Segments) that you are then using. But, if insufficient policy account value remains in any such other investment options to cover the full balance of the monthly deduction, we will take the remainder of the monthly deduction from any MSO Segments in which you have account value invested. We will apply these procedures for allocating deductions for policy charges automatically at any time you have any amounts investment in a Segment, and no contrary instructions from you would apply during the Segment Term.

If we have to make any distribution from an MSO Segment, including (among other things) to pay any surrender or loan proceeds or any charge deduction from a Segment, there will generally be negative consequences for you. Among other things, an Early Distribution Adjustment would apply, which would usually reduce your policy values, in many cases substantially. In some cases, such an Early Distribution Adjustment may apply without any action on your part. This could happen, for example, if the Charge Reserve Amount and funds you have invested in options other than the MSO are insufficient to pay a monthly deduction (i) due to poor investment performance of those options or (ii) due to any permitted increases in charges that we have made above their current rates.

Please refer to the MSO Prospectus for detailed information about the above procedures.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104


   Copyright 2018 AXA Equitable Life Insurance Company. All rights reserved.


                   Incentive Life Optimizer(R) is issued by and is a registered trademark of AXA Equitable Life Insurance Company.

                                    PART C

Item 26. Exhibits.

(a)   Board of Directors Resolutions.

      (i) Certified resolution re Authority to Market Variable Life Insurance and Establish Separate Accounts, incorporated herein by reference to Exhibit No. 1-A(1)(a)(i) to Registration Statement on Form S-6, (File No. 333-17663),filed on December 11, 1996.

(b)   Custodial Agreements. Not Applicable.

(c)   Underwriting Contracts.

      (c)(i) Broker-Dealer and General Agent Sales Agreement, incorporated herein by reference to Exhibit 1-A(3)(b) to Registration Statement on Form S-6, (File No. 333-17663), filed on December 11, 1996.

      (c)(ii) Distribution and Servicing Agreement dated as of May 1, 1994 among EQ Financial Consultants, Inc. (now AXA Advisors, LLC), Equitable and Equitable Variable incorporated herein by reference to Exhibit 1-A(8) to Registration Statement on Form S-6, (File No. 333-17663), filed on December 11, 1996.

      (c)(iii) Distribution Agreement dated January 1, 2000 for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit No. 1-A(10)(c) to Registration Statement on Form S-6, (File No. 333-17663), filed on April 19, 2001.

      (c)(iv) Transition Agreement dated January 1, 2000 for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States incorporated herein by reference to Exhibit No. 1-A(10)(d) to Registration Statement on Form S-6, (File No. 333-17663), filed on April 19, 2001.

      (c)(v) Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-64749) filed on August 5, 2011.

      (c)(v)(i) First Amendment dated as of January 1, 2001 to the Distribution Agreement dated as of January 1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-127445) filed on August 11, 2005.

      (c)(v)(ii) Second Amendment dated as of January 1, 2012 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

      (c)(v)(iii) Third Amendment dated as of November 1, 2014 to the
                  Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 2-30070) filed on April 19, 2016.

      (c)(vi) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, (File No. 2-30070), filed April 19, 2004.

      (c)(vi)(i) First Amendment dated as of January 1, 2003 to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4, (File No. 333-05593), filed April 24,2012.

      (c)(vi)(ii) Second Amendment dated as of January 1, 2004 to General Agent
                  Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4, (File No. 333-05593), filed April 24,2012.

      (c)(vi)(iii)Third Amendment dated as of July 19, 2004 to General Agent
                  Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement on Form N-4 (File
                  No. 333-127445), filed on August 11, 2005.

      (c)(vi)(iv) Fourth Amendment dated as of November 1, 2004 to General
                  Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(l) to the Registration Statement on Form N-4 (File No. 333- 127445), filed on
                  August 11, 2005.

      (c)(vi)(v) Fifth Amendment dated as of November 1, 2006 to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

      (c)(vi)(vi) Sixth Amendment dated as of February 15, 2008 to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

      (c)(vi)(vii) Seventh Amendment dated as of February 15, 2008 to General
                   Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(r), filed on April 20, 2009.

      (c)(vi)(viii)Eighth Amendment dated as of November 1, 2008 to General
                   Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(s), filed on April 20, 2009.

      (c)(vi)(ix) Ninth Amendment dated as of November 1, 2011 to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

      (c)(vi)(x) Tenth Amendment dated as of November 1, 2013 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750), filed on October 10, 2014.

      (c)(vi)(xi) Eleventh Amendment dated as of November 1, 2013 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750), filed on October 10, 2014.

      (c)(vi)(xii) Twelfth Amendment dated as of November 1, 2013 to General
                   Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750), filed on October 10, 2014.

      (c)(vi)(xiii)Thirteenth Amendment dated as of October 1, 2014 to General
                   Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-202147), filed on September 9, 2015.

      (c)(vi)(xiv) Fourteenth Amendment dated as of August 1, 2015 to General
                   Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to this Registration Statement on Form N-4 (File No. 2-30070), filed on April 19, 2016.

      (c)(vi)(xv) Sixteenth Amendment dated May 1, 2016 to the General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company, (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

      (c)(vi)(xvi) Seventeenth Amendment to General Agent Sales Agreement,
                   dated as of August 1, 2016, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, ("AXA Equitable"), and AXA NETWORK, LLC, ("General Agent") ") incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 17, 2018.

      (c)(vi)(xvii)Eighteenth Amendment to General Agent Sales Agreement, dated as of March 1 2017, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, ("AXA Equitable"), and AXA NETWORK, LLC ("General Agent") incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 17, 2018.

      (c)(vii) Form of BGA Sales Agreement for Fixed and Variable Life Insurance and Annuity Products incorporated herein by reference to Exhibit (c)(iv)(e) to Registration Statement (File No. 333-103202) filed on April 27, 2004.

(d)   Contracts. (Including Riders and Endorsements)

      (d)(i) Flexible Premium Variable Life Insurance Policy (95-300) (Corporate Incentive Life) (Equitable), incorporated herein by reference to Exhibit No. 1-A(5)(a)(iv) to Registration Statement on Form S-6, (File No. 333-17663), filed on December 11, 1996.

      (d)(ii) Flexible Premium Variable Life Insurance Policy (99-300), incorporated herein by reference to Exhibit
                   No. 1-A(5)(a)(vi) to Registration Statement on Form S-6, (File No. 333-17663), filed on March 1, 1999.

      (d)(iii) Form of Flexible Premium Variable Life Insurance Policy for Incentive Life '02 (02-300), incorporated herein by reference to Exhibit No. 1-A(5)(a)(vii) to Registration Statement on Form S-6, (File No. 333-17663), filed on August 9, 2002.

      (d)(iv) Option to Purchase Additional Insurance Rider (R94-204) (Equitable), incorporated herein by reference to Exhibit No. 1-A(5)(d) to Registration Statement on Form S-6, (File No. 333-17663), filed on December 11, 1996.

      (d)(v) Substitution of Insured Rider (R94-212) (Equitable), incorporated herein by reference to Exhibit No. 1-A(5)(f) to Registration Statement on Form S-6, (File No. 333-17663), filed on December 11, 1996.

      (d)(vi) Renewable Term Insurance Rider on the Insured (R94-215) (Equitable), incorporated herein by reference to Exhibit No. 1-A(5)(h) to Registration Statement on Form S-6, (File No. 333-17663), filed on December 11, 1996.

      (d)(vii) Disability Rider--Waiver of Monthly Deductions (R94-216) (Equitable), incorporated herein by reference to Exhibit No. 1-A(5)(j) to Registration Statement on Form S-6, (File No. 333-17663), filed on December 11, 1996.

      (d)(viii) Disability Rider--Waiver of Premiums (R94-216A) (Equitable), incorporated herein by reference to Exhibit No. 1-A(5)(l) to Registration Statement on Form S-6, (File No. 333-17663), filed on December 11, 1996.

      (d)(ix) Accelerated Death Benefit Rider (R94-102) (Equitable), incorporated herein by reference to Exhibit No. 1-A(5)(p) to Registration Statement on Form S-6, (File No. 333-17663), filed on

                  December 11, 1996.

      (d)(x) Accounting Benefit Rider (S.94-118) (Equitable), incorporated herein by reference to Exhibit No. 1-A(5)(t) to Registration Statement on Form S-6, File No. 333-17663, filed on December 11, 1996.

      (d)(xi) Unisex Rider with Table of Guaranteed Payments Endorsement (S.99-33), incorporated herein by reference to Exhibit No. 1-A(5)(z)(iii) to Registration Statement on Form S-6, File No. 333-17663, filed on March 1, 1999.

      (d)(xii)(i) Form of Paid Up Death Benefit Guarantee Endorsement (S.99-32), incorporated herein by reference to Exhibit No. 1-A(5)(z)(iv) to Registration Statement on Form S-6, File No. 333-17663, filed on March 1, 1999.

      (d)(xii)(ii) Form of Paid Up Death Benefit Guarantee Endorsement
                   (S.09-30), previously filed with this Registration Statement, File No. 333-103199, on June 17, 2010.

      (d)(xiii)(i) Form of Enhanced Death Benefit Guarantee Rider (R99-100),
                   incorporated herein by reference to Exhibit No. 1-A(5)(z)(v) to Registration Statement on Form S-6, File No. 333-17663, filed on March 1, 1999.

      (d)(xiii)(ii)Form of Enhanced Death Benefit Guarantee Rider (R10-40),
                   previously filed with this Registration Statement, File No. 333-103199, on June 17, 2010.

      (d)(xiv) Form of Waiver of Surrender Charge Due to Tax Law Change Endorsement (S.01-WSC), incorporated herein by reference to Exhibit No. (d)(v) to Registration Statement on Form S-6, File No. 333-76130, filed on December 31, 2001.

      (d)(xv) Form of Paid Up Death Benefit Guarantee Endorsement for Incentive Life '02 (S.02-60), incorporated herein by reference to Exhibit No. 1-A(5)(z)(vi) to Registration Statement on Form S-6, File No.333-17663, filed on August 9, 2002.

      (d)(xvi) Children's Term Insurance Rider (R94-218) previously filed with this Registration Statement File No. 333-103199 on February 13, 2003.

      (d)(xvii) Integrated Term Insurance Rider (R00-10) previously filed with this Registration Statement File No. 333-103199 on February 13, 2003.

      (d)(xviii) Renewable Term Insurance on the Additional Insured Person (R94-217) previously filed with this Registration Statement File No. 333-103199 on February 13, 2003.

      (d)(xix) Cost of Living Rider (R96-101) previously filed with this Registration Statement File No. 333-103199 on February 13, 2003.

      (d)(xx) Accidental Death Benefit Rider (R94-219) previously filed with this Registration Statement File No. 333-103199 on February 13, 2003.

      (d)(xxi) Form of Flexible Premium Variable Life Insurance Policy (03-400) (Corporate Incentive Life) previously filed with this Registration Statement, File No. 333-103199 on November 17, 2003.

      (d)(xxii) Form of Flexible Premium Variable Life Insurance Policy for Incentive Life '06 (05-200) previously filed with this Registration Statement File No. 333-103199 on July 11, 2005.

      (d)(xxiii) Form of Paid Up Death Benefit Guarantee Endorsement for Incentive Life '06 (S.05-30) previously filed with this Registration Statement File No. 333-103199 on July 11, 2005.

      (d)(xxiv) Form of Loan Extension Endorsement for Incentive Life '06 (S.05-20) previously filed with this Registration Statement File No. 333-103199 on July 11, 2005.

      (d)(xxv) Form of Accelerated Death Benefit for Long-Term Care Services Rider, previously filed with this Registration Statement File No. 333-103199 on June 21, 2006.

      (d)(xxvi)(a)Form of Flexible Premium Variable Life Insurance Policy for
                  Incentive Life Optimizer (08-200), previously filed with this Registration Statement, File No. 333-103199 on September 3, 2008.

      (d)(xxvi)(b)Form of Flexible Premium Variable Life Insurance Policy for
                  Incentive Life Optimizer II (ICC10-100), previously filed with this Registration Statement, File No. 333-103199 on April 2, 2010.

      (d)(xxvi)(c)Form of Flexible Premium Variable Life Insurance Policy for
                  Incentive Life Optimizer II (10-100), previously filed with this Registration Statement, File No. 333-103199 on March 28, 2011.

      (d)(xxvii) Cash Value Plus Rider (R07-80), previously filed with this Registration Statement, File No. 333-103199 on September 3, 2008.

      (d)(xxviii) Variable Indexed Option Rider (R09-30), previously filed with this Registration Statement, File No. 333-103199 on April 21, 2010.

      (d)(xxix) Cash Value Plus Rider (ICC11-R11-10) previously filed with this Registration Statement, File No. 333-103199 on April 26, 2012.

      (d)(xxx) Accelerated Death Benefit for Long-Term Care Services Rider (ICC12-R12-10) previously filed with this Registration Statement, File No. 333-103199 on April 26, 2012.

      (d)(xxxi) Accelerated Death Benefit for Long-Term Care Benefits Rider (R12-10CT (rev. 9/13)) previously filed with this Registration Statement, File No. 333-103199 on April 25. 2013.

      (d)(xxxii)  Endorsement applicable to the Guaranteed Interest Account
                  (GIA) Limitation (ICC13-S.13-10) previously filed with this Registration Statement, File No. 333-103199 on April 25. 2013.

      (d)(xxxiii) Aviation Exclusion Rider (ICC14-R-80), previously filed with this Registration Statement, File No. 333-103199 on April 24, 2015.

      (d)(xxxiv) Military Aviation Exclusion Rider (ICC14-R14-100), previously filed with this Registration Statement, File No. 333-103199 on April 24, 2015.

      (d)(xxxv) Aerial Activities Exclusion Rider (ICC1-R14-110), previously filed with this Registration Statement, File No. 333-103199 on April 24, 2015.

      (d)(xxxvi) Racing Activities Exclusion Rider (ICC14-R14-120), previously filed with this Registration Statement, File No. 333-103199 on April 24, 2015.

(e)   Applications.

      (e)(i) Application EV4-200Y (Equitable), incorporated herein by reference to Exhibit No. 1-A(10)(b) to Registration Statement on Form S-6, File No. 333-17663, filed on December 11, 1996.

      (e)(ii) Form of Application (AXAV1-2002), incorporated herein by reference to Exhibit No. 1-A(10)(b)(ii) to Registration Statement on Form S-6, File No. 333-17663, filed on August 9, 2002.

      (e)(iii) Form of Application (AXA301-1), previously filed with this Registration Statement, File No. 333-103199 on November 17, 2003.

      (e)(iii)(a) Revised Form of Application (AXA301-01), previously filed with this Registration Statement File No. 333-103199 on April 22, 2008.

      (e)(iv) Form of Application for Life Insurance (Form AMIGV-2005), incorporated herein by reference to the initial registration statement on Form N-6 (File No. 333-134304) filed on
                  May 19, 2006.

      (e)(iv)(a) Revised Form of Application for Life Insurance (Form AMIGV-2005), previously filed with this Registration Statement File No. 333-103199 on April 22, 2008.

      (e)(iv)(b) Revised Form of Application for Life Insurance (Form AMIGV-2009), previously filed with this Registration Statement, File No. 333-103199 on April 21, 2010.

      (e)(iv)(c) Form of Application for Life Insurance (10-100), previously filed with this Registration Statement, File No. 333-103199, on June 17, 2010.

      (e)(v) Form of Variable Universal Life Supplement to the Application (Form No. VUL-GV/IL-SIL '02 2005), previously filed with this Registration Statement File No. 333-103199 on April 25, 2007.

      (e)(v)(a) Revised Form of Variable Life Supplement to the Application (Form No. VUL-GV/IL-SIL '02 2005), previously filed with this Registration Statement File No. 333-103199 on April 22, 2008.

      (e)(vi) Form of Variable Universal Life Supplement to the Application (Form No. VUL-GV/IL '06 2005), previously filed with this Registration Statement File No. 333-103199 on April 22, 2008.

      (e)(vii) Form of Variable Universal Life Supplement to the Application (Form No. VUL-GV/IL Opt 2008), previously filed with this Registration Statement, File No. 333-103199 on April 22, 2008.

      (e)(viii) Form of Variable Universal Life Supplement to the Application (180-6006a-rev. 2009), previously filed with this Registration Statement, File No. 333-103199 on April 21, 2010.

(f)   Depositor's Certificate of Incorporation and By-Laws.

      (f)(i)(a) Restated Charter of AXA Equitable, as amended August 31, 2010, incorporated herein by reference to Registration Statement to Form N-4, (File No. 333-05593), filed on April 24, 2012.

      (f)(ii)(a) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

(g)   Reinsurance Contracts.

      (g)(i) Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company and Transamerica Financial Life Insurance Company, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on
                  April 26, 2012.

      (g)(i)(a) Amendment No. 1 effective April 1, 2010 to the Automatic Reinsurance Agreement between AXA Equitable Life Insurance Company, MONY Life Insurance Company and Transamerica Financial Life Insurance Company, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

      (g)(ii) Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and Hannover Life Reassurance Company of America, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

      (g)(iii) Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and Swiss Re Life and Health America Inc., incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

      (g)(iii)(a) Amendment No. 1 effective July 15, 2011 between AXA Equitable
                  Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and Swiss Re Life and Health America Inc. , incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

      (g)(iv) Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and General Re Life Corporation, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

      (g)(v) Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and RGS Reinsurance Company, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

(h)   Participation Agreements.

      (1)(a) Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable Life Insurance Company ("AXA Equitable"), AXA Distributors, LLC and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor's Trust Registration Statement on Form N-1A (File No. 333-17217 and 811-07953), filed on February 7, 2003.

      (a)(i) Amendment No. 1, dated May 2, 2003, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated
                  July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 28 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

      (a)(ii) Amendment No. 2, dated July 9, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated
                  July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

      (a)(iii) Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated
                  July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

      (a)(iv) Amendment No. 4, dated May 1, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated
                  July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

      (a)(v) Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated
                  July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

      (a)(vi) Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated
                  July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

      (a)(vii) Amendment No. 7, dated May 1, 2007, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated
                  July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

      (a)(viii) Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated
                  July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

      (a)(ix) Amendment No. 9, dated May 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated
                  July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

      (a)(x) Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated
                  July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

      (a)(xi) Amendment No. 11, dated May 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated
                  July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

      (a)(xii) Amendment No. 12, dated September 29, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

      (a)(xiii) Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated
                  July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

      (a)(xiv) Amendment No. 14, dated December 15, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated
                  July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

      (a)(xv) Amendment No. 15, dated June 7, 2011 , to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated
                  July 15, 2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

      (a)(xvi) Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors, LLC, dated July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 96 to the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2012.

      (2)(a) Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

      (a)(i) Amendment No. 1 dated as of June 4, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated
                  May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on October 1, 2013.

      (a)(ii) Amendment No. 2 dated as of October 21, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated
                  May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on October 1, 2013.

      (a)(iii)    Amendment No. 3, dated as of April 4, 2014 ("Amendment
                  No. 3"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended
                  ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC
                  (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

      (a)(iv)     Amendment No. 4, dated as of June 1, 2014 ("Amendment
                  No. 4"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended
                  ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC
                  (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

      (a)(v)      Amendment No. 5, dated as of July 16, 2014 ("Amendment
                  No. 5"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended
                  ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC
                  (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on February 5, 2015.

      (a)(vi)     Amendment No. 6, dated as of April 30, 2015 ("Amendment
                  No. 6"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 16, 2015.

      (a)(vii) Amendment No. 7, dated as of December 21, 2015 ("Amendment No. 7"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on February 11, 2016.

      (a)(viii)   Amendment No. 8, dated as of December 9, 2016 ("Amendment
                  No. 8"), to the Second Amended and Restated Participation Agreement, dated as of May 3, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on January 31, 2017.

      (a)(ix) Amendment No. 9 dated as of May 1, 2017 ("Amendment No. 9") to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217), filed on April 28, 2017.

      (a)(x) Amendment No. 10 dated as of November 1, 2017 ("Amendment No. 10") to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217), filed on October 27, 2017.

      (1)(b) Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to and/or previously filed with Pre-Effective Amendment No. 1 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on December 10, 2001.

      (b)(i) Amendment No. 1, dated as of August 1, 2003 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

      (b)(ii) Amendment No. 2, dated as of May 1, 2006 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of
                  December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on June 1, 2006.

      (b)(iii) Amendment No. 3, dated as of May 25, 2007 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

      (2)(b) Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on July 22, 2013.

      (b)(i) Amendment No. 1 dated as of October 21, 2013, to the Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

      (b)(ii) Amendment No. 2, dated as of April 18, 2014 ("Amendment No. 2") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

      (b)(iii) Amendment No. 3, dated as of July 8, 2014 ("Amendment No. 3") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on
                  January 12, 2015.

      (b)(iv) Amendment No. 4, dated as of December 10, 2014 ("Amendment No. 4"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

      (b)(v) Amendment No. 5, dated as of September 26, 2015 ("Amendment No. 5"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form 485 (b) (File No. 333-70754) filed on April 26, 2016.

      (3)(a) Participation Agreement by and Among AIM Variable Insurance Funds, A I M Distributors, Inc., AXA Equitable Life Insurance Company, on Behalf of itself and its Separate Accounts, AXA Advisors, LLC, and AXA Distributors, LLC, dated July 1, 2005, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

      (a)(i) Amendment No. 1 effective October 15, 2009 among AIM Variable Insurance Funds, AIM Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of its Separate Accounts, AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

      (a)(ii) Amendment No. 2, dated as of April 19, 2010, to the Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts, and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 21, 2015.

      (a)(iii) Amendment No. 3, dated as of April 19, 2010, to the Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 21, 2015.

      (a)(iv) Amendment No. 4, effective May 1, 2012, to the Participation Agreement dated July 1, 2005, among AIM Variable Insurance Funds, Invesco Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

      (a)(v) Amendment No. 5, dated as of October 1, 2014, to the Participation Agreement dated July 1, 2005, by and among AIM Variable Insurance Funds Invesco Distributors, Inc., AXA Equitable Life Insurance Company, a New York life insurance company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-202149) filed on February 18, 2015.

      (4)(a) Fund Participation Agreement among AXA Equitable Life Insurance Company, American Century Investment Management, Inc., and American Century Investment Services, Inc., incorporated by reference to the Registration Statement on Form N-4 (File No. 333-153809) filed on July 8, 2011.

      (5)(a) Amended and Restated Participation Agreement dated April 16, 2010 among Variable Insurance Products Funds, Fidelity Distributors Corporation, and AXA Equitable Life Insurance Company, incorporated by reference to the Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

      (6)(a) Participation Agreement as of July 1, 2005 Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors, LLC, and AXA Distributors, LLC, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

      (a)(i) Amendment No. 3 effective as of May 1, 2010 to Participation Agreement as of July 1, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors LLC and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-130988) filed on April 24, 2012.

      (7)(a) Fund Participation Agreement among AXA Equitable Life Insurance Company, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P., and Goldman, Sachs & Co., dated October 20, 2009, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

      (8)(a) Fund Participation Agreement among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

      (a)(i) Amendment No. 1 dated April 1, 2010 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

      (a)(ii) Amendment No. 2 dated May 1, 2012 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

      (a)(iii) Amendment No. 3 dated September 5, 2013 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

      (a)(iv) Amendment No. 4 dated October 14, 2013 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, AXA Equitable Life Insurance Company and MONY Life Insurance Company of America hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

      (a)(v) Amendment No. 5 dated October 1, 2016 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, AXA Equitable Life Insurance Company and MONY Life Insurance Company of America hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

      (9)(a) Fund Participation Agreement among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., and Lazard

                  Asset Management Securities LLC, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

      (10)(a) Participation Agreement among MFS Variable Insurance Trust, Equitable Life Assurance Society of the United States, and Massachusetts Financial Service Company, dated July 18, 2002, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

      (11)(a) Participation Agreement among T.Rowe Price Equity Series, Inc., T.Rowe Price Investment Services, Inc. and AXA Equitable Life Insurance Company, dated July 20, 2005, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

      (12)(a) Participation Agreement among MONY Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributions LLC, dated December 1, 2001, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

      (a)(i) Third Amendment dated October 20, 2009 to the Participation Agreement, (the "Agreement") dated December 1, 2001 by and among MONY Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributions LLC (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

      (13)(a) Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation and MONY Life Insurance Company, dated August 7, 2000, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

      (a)(i) Amendment No. 1 dated October 13, 2009 to the Participation Agreement, (the "Agreement") dated August 7, 2000 by and among MONY Life Insurance Company, Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck Associates Corporation (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

      (13)(b) Participation Agreement dated October 1, 2013 among Van Eck Securities Corporation, Van Eck Associates Corporation, Van Eck VIP Trust and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

      (b)(i) Amendment No. 1 dated October 28, 2016 to the Participation Agreement dated October 1, 2013 among Van Eck Securities Corporation, Van Eck Associates Corporation, VanEck VIP Trust and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

      (14)(a) Participation and Service Agreement among AXA Equitable Life Insurance Company and American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series (collectively the "Funds"), dated January 2, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 23, 2013.

(i)   Administration Contracts. See (c)(ii),(iii) & (iv).

(j)   Other Material Contracts. Inapplicable.

(k)   Legal Opinion.

      (i) Opinion and Consent of Shane Daly, Vice President and Associate General Counsel of AXA Equitable, filed herewith.

(l)   Actuarial Opinion.

      (i) Opinion and Consent of Brian Lessing, FSA, MAAA, Senior Director - and Actuarial of AXA Equitable, previously filed with this Registration Statement, 333-103199 on April 21, 2017.

(m)   Calculation.

      (i) Sample Calculation for Illustrations, previously filed with this Registration Statement, 333-103199 on April 21, 2017.

(n)   Other Opinions.

      (i)    Consent of PricewaterhouseCoopers LLP, filed herewith.

      (ii)   Powers of Attorney, filed herewith.

(o)   Omitted Financial Statements. Not applicable.

(p)   Initial Capital Agreements. Not applicable.

(q)   Redeemability Exemption.

      (i) Description of Equitable's Issuance, Transfer and Redemption Procedures for Flexible Premium Policies pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940, incorporated herein by reference to Exhibit No. 8 to Registration Statement on Form S-6, File No. 333-17663, filed on December 11, 1996.

  +  State variations not included

 Item 27.  Directors and Officers of AXA Equitable.

       Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.


NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH
BUSINESS ADDRESS               AXA EQUITABLE
------------------             --------------------------
DIRECTORS

Thomas Buberl                  Director
AXA
25, Avenue Matignon
75008 Paris, France

Barbara Fallon-Walsh           Director
1670 Stephens Drive
Wayne, PA 19087

Daniel G. Kaye                 Director
767 Quail Run
Inverness, IL 60067

Kristi A. Matus                Director
380 Beacon Street, #2
Boston, MA 02116

Ramon de Oliveira              Director
Investment Audit Practice, LLC
580 Park Avenue
New York, NY 10065

Bertram L. Scott               Director
Novant Health, Inc.
108 Providence Road
Charlotte, NC 28207

George Stansfield              Director
AXA
25, Avenue Matignon
75008 Paris, France

Richard C. Vaughan             Director
764 Lynnmore Lane
Naples, FL 34108-7522

Charles G.T. Stonehill         Director
Founding Partner
Green & Blue Advisors
285 Central Park West
New York, New York 10024

OFFICER-DIRECTOR

*Mark Pearson                  Chairman of the Board,
                               Chief Executive Officer, Director and President

OTHER OFFICERS

*Dave S. Hattem                Senior Executive Director, Secretary and
                               General Counsel

*Heinz-Juergen Schwering       Managing Director and Chief Risk Officer

*Anders B. Malmstrom           Senior Executive Director and Chief Financial
                               Officer

*Marine de Boucaud             Senior Executive Director and Chief Human
                               Resources Officer

*Joshua E. Braverman           Senior Executive Director

*Kermitt J. Brooks             Managing Director and Deputy General Counsel

*Michael B. Healy              Senior Executive Director and Chief Information
                               Officer

*Andrea M. Nitzan              Executive Director, Chief Accounting Officer
                               and Controller

*Brian Winikoff                Senior Executive Director and Head of U.S. Life,
                               Retirement and Wealth Management

*Adrienne Johnson              Senior Executive Director and Chief
                               Transformation Officer

*Kevin Molloy                  Senior Executive Director

*Keith Floman                  Managing Director and Chief Actuary

*David Kam                     Managing Director and Actuary

*Michel Perrin                 Managing Director and Actuary

*Nicholas Huth                 Managing Director, Associate General Counsel
                               and Chief Compliance Officer

*Kathryn Ferrero               Senior Executive Director and Chief Marketing
                               Officer

*David Karr                    Senior Executive Director

*Dominique Baede               Managing Director

*Christina Banthin             Managing Director and Associate General Counsel

*Eric Colby                    Managing Director

*Graham Day                    Managing Director

*Matthew Drummond              Managing Director

*Ronald Herrmann               Managing Director

*Steven M. Joenk               Managing Director and Chief Investment Officer

*David Kahal                   Managing Director

*Kevin M. Kennedy              Managing Director

*Kenneth Kozlowski             Managing Director

*Susan La Vallee               Managing Director

*Barbara Lenkiewicz            Managing Director

*Patricia Louie                Managing Director and Associate General Counsel

*Carol Macaluso                Managing Director

*James Mellin                  Managing Director

*Hillary Menard                Managing Director

*Prabha ("Mary") Ng            Managing Director

*Christine Nigro               Managing Director

*James O'Boyle                 Managing Director

*Robin Raju                    Managing Director

*Anthony F. Recine             Managing Director and Chief Auditor

*John Rivett                   Managing Director

*Pamela Rosado                 Managing Director and Associate General Counsel

*Steven I. Rosenthal           Managing Director

*Theresa Trusskey              Managing Director

*Marc Warshawsky               Managing Director

*Melisa Waters                 Managing Director

*Jeffrey J. Hurd               Senior Executive Director and Chief Operating
                               Officer

*Antonio Di Caro               Managing Director

*Glen Gardner                  Managing Director

*Shelby Hollister-Share        Managing Director

*Manuel Prendes                Managing Director

*Aaron Sarfatti                Managing Director

*Stephen Scanlon               Managing Director

*Samuel Schwartz               Managing Director

*Michael Simcox                Managing Director

*Mia Tarpey                    Managing Director

*Yun ("Julia") Zhang           Lead Director and Treasurer

Item 28.Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

        Separate Account FP of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable. AXA Equitable, a New York stock life insurance company, is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc. (the "Holding Company"), a publicly traded company.

        As of the date of this filing, AXA S.A. ("AXA")owns 100% of the Holding Company's outstanding common stock. On May 10, 2017, AXA announced its intention to pursue the sale of a minority stake in our indirect parent, AXA Equitable Holdings, Inc., the parent company of AXA Financial, Inc., through a proposed initial public offering (the "Holdings IPO") in the first half of 2018. On November 13, 2017, Holdings filed a Form S-1 registration statement with the Securities and Exchange Commission ("SEC"). The completion of the proposed Holdings IPO will depend on, among other things, the SEC filing and review process and customary regulatory approvals, as well as market conditions. There can be no assurance that the proposed Holdings IPO will occur on the anticipated timeline or at all.

        AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable Life Insurance Company. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

        (a) The 2016/2017 AXA Group Organization Charts are incorporated herein by reference to Exhibit 26(a) of Registration Statement (File No. 333-216084) on Form N-4, filed August 25, 2017.

        (b) The AXA Equitable Holdings, Inc. - Subsidiary Organization Chart Q1-2018 is incorporated herein by reference to Exhibit 26(b) of Registration Statement (File No. 2-30070) on Form N-4, filed April 17, 2018.

Item 29. Indemnification

     (a) Indemnification of Directors and Officers

         The by-laws of the AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

         7.4  Indemnification of Directors, Officers and Employees.

         (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

              (i) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate is or was a director, officer or employee of the Company shall be indemnified by the Company;

              (ii) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

              (iii)the related expenses of any such person in any of said categories may be advanced by the Company.

     (b) To the extent permitted by the law of the State of New York, the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss.ss.721-726: Insurance Law ss.1216).

     The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, ACE, Chubb Insurance Company, AXIS Insurance Company, Zurich Insurance Company, AWAC (Allied World Assurance Company, Ltd.), Aspen Bermuda XS, and ARGO RE Ltd. The annual limit on such policies is $155 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

     (b) Indemnification of Principal Underwriters

     To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, LLC and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, LLC and AXA Advisors, LLC.

(c)  Undertaking

     Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.Principal Underwriters

     (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49 and 70 of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY America Variable Account A, MONY America Variable Account K and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301, A and I. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC, is 1290 Avenue of the Americas, NY, NY 10104.

     (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA ADVISORS, LLC)
------------------                 --------------------------------------

*David Karr                        Director, Chairman of the Board and Chief
                                   Executive Officer

*Christine Nigro                   Director and Vice Chairman of the Board

*Ronald Herrmann                   Director

*Anders B. Malmstrom               Director

*Frank Massa                       Director, President and Chief Operating
                                   Officer

*Brian Winikoff                    Director

*Mary Jean Bonadonna               Vice President and Chief Compliance Officer

*Yun Zhang                         Vice President and Treasurer

*Gina Jones                        Vice President and Financial Crime Officer

*Kenneth Webb                      Vice President

*Page Pennell                      Vice President

*Philip Pescatore                  Chief Risk Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*James Mellin                      Chief Sales Officer

*Thomas Eng                        Chief Privacy Officer

*Nicholas J. Gismondi              Vice President and Controller

*Kadeidre Screen                   Secretary

*James O'Boyle                     Senior Vice President

*Gerald J. Carroll                 Vice President

*Claire A. Comerford               Vice President

*Kathryn Ferrero                   Vice President

*Prabha ("Mary") Ng                Chief Information Security Officer

*Robert Matricardi                 Assistant Vice President and Chief
                                   Financial Planning Officer

*Joshua Katz                       Vice President

*Christopher LaRussa               Vice President

*Christian Cannon                  Assistant Vice President and Counsel

*David G. Rogers                   Vice President

*Samuel Schwartz                   Vice President

*Ruth Shorter                      Vice President

*Steven Sutter                     Vice President and Assistant Treasurer

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA DISTRIBUTORS, LLC)
------------------                 -------------------------------------------

*Brian Winikoff                    Director, Chairman of the Board, Chief
                                   Executive Officer and Chief Retirement
                                   Savings Officer

*Ronald Herrmann                   Senior Vice President and Director

*Michael B. Healy                  Executive Vice President

*Harvey T. Fladeland               Senior Vice President

*Kathryn Ferrero                   Senior Vice President

*Peter D. Golden                   Senior Vice President

*David Kahal                       Senior Vice President

*Kevin M. Kennedy                  Director and President

*Graham Day                        Senior Vice President

*Trey Reynolds                     Senior Vice President

*David Veale                       Senior Vice President

*Alfred D'Urso                     Vice President and Chief Compliance Officer

*Michael Schumacher                Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*Nicholas Gismondi                 Vice President and Chief Financial Officer

*Gina Jones                        Vice President and Financial Crime Officer

*Yun Zhang                         Vice President and Treasurer

*Francesca Divone                  Secretary

*Evan Hirsch                       Senior Vice President

*Gerald J. Carroll                 Vice President

*Mathew Drummond                   Vice President

*Karen Farley                      Vice President

*Richard Frink                     Vice President

*Michael J. Grass                  Vice President

*Laird Johnson                     Vice President

*Joshua Katz                       Vice President

*James Long                        Vice President

*Page W. Long                      Vice President

*James S. O'Connor                 Vice President

*Matthew A. Schirripa              Vice President

*Samuel Schwartz                   Vice President

*William Sorrentino                Vice President

*Steven Sutter                     Vice President and Assistant Treasurer

*Jonathan Zales                    Vice President

*Stephen Scanlon                   Director and Senior Vice President

*Prabha ("Mary") Ng                Senior Vice President and Chief Information
                                   Security Officer

*Edward Rosenblatt                 Vice President and General Counsel

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

     (c) The information under "Distribution of the Policies" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 31.Location of Accounts and Records

        The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096. The policies files will be kept at Vantage Computer System, Inc., 301
W. 11th Street, Kansas City, Mo. 64105.

Item 32.Management Services

        Not applicable.

Item 33.Representation Regarding Reasonableness of Aggregate Policy Fees and Charges

        AXA Equitable represents that the fees and charges deducted under the Policies described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the Policies.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York, on the 20th day of April, 2018.

                                  SEPARATE ACCOUNT FP OF AXA EQUITABLE LIFE
                                  INSURANCE COMPANY (REGISTRANT)

                                  By: AXA EQUITABLE LIFE INSURANCE COMPANY
                                                    (DEPOSITOR)

                                  By: /s/ Shane Daly
                                      -----------------------------------------
                                      Shane Daly
                                      Vice President and Associate General
                                      Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on this 20th day of April, 2018.

                                            AXA EQUITABLE LIFE INSURANCE COMPANY
                                                        (Depositor)

                                            By:  /s/ Shane Daly
                                                 -------------------------------
                                                 Shane Daly
                                                 Vice President and Associate
                                                 General Counsel

As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer,
                               Director and President

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Director
                               and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea Nitzan                 Executive Director, Chief Accounting Officer
                               and Controller

*DIRECTORS:

Barbara Fallon-Walsh       Mark Pearson
Daniel G. Kaye             Bertram Scott
Kristi A. Matus            Charles G.T. Stonehill
Ramon de Oliveira          Richard C. Vaughan

*By:  /s/ Shane Daly
      --------------------------
      Shane Daly
      Attorney-in-Fact
      April 20, 2018

                                 EXHIBIT INDEX

EXHIBIT NO.                                                  TAG VALUE
-----------                                                  ---------

 26(k)(i)   Opinion and Consent of Shane Daly                EX-99.26ki

 26(n)(i)   Consent of PricewaterhouseCoopers LLP            EX-99.26ni

 26(n)(ii)  Powers of Attorney                               EX-99.26nii